As filed with the Securities and Exchange Commission on July 9, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:       October 31

Date of reporting period:    November 1, 2017 – April 30, 2018

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by the relevant prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2018

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Fund(s) during the fiscal period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2018.

We believe it is important to understand market conditions over the six month period ended April 30, 2018 to provide a context for reading this report. The period began in November with the equity markets concluding a year of strength based in large part on expectations of an improving economy and higher corporate earnings growth. This strength in stocks extended through large, mid and small capitalization ranges as well as U.S. and international markets. By the end of the calendar year, the U.S. economy had posted two consecutive quarters of gross domestic product (“GDP”) growth above 3% for the first time since 2014, and this served to further boost investor confidence. In the international markets, global growth expectations moved higher and this boosted overseas equities as well.

In the final month of the year, Congress passed the Tax Cuts and Jobs Act which, upon signing by the President, received a favorable reaction by the markets as investors welcomed the lower corporate tax rates and the prospect of large overseas cash balances being brought back to the U.S. Despite political disagreement about the new tax bill, the legislation was broadly interpreted by markets to be positive for economic growth and corporate profits, though opponents cautioned of its impact on federal budget deficits. Regardless of these differences in perspective, stocks continued to rally into the New Year.

Following a strong first month of 2018, volatility quickly returned to the markets. Concerns of rising inflation, following unexpectedly high wage growth in the January employment report, sent longer term interest rates rising, and fears of an international trade war emerged after the White House announced plans to invoke steel and aluminum tariffs on China. By mid-February, the Dow Jones Industrial Average had declined more than 10% from its late January high, and the 10-year Treasury yield had risen to 2.90%, more than 0.45% higher than where it had started the year. As markets stabilized amidst strong earnings reports and declining unemployment, volatility returned in March as international trade concerns persisted. During April, equities stabilized, though most major indexes had not yet regained their high water marks by the end of the period.

Interest rates rose throughout the period, as the 3-month London Interbank Offer Rate (“LIBOR”) increased almost a full percentage point from 1.38% to 2.36%. The 10-year U.S. Treasury yield increased and in the final week of April closed above 3% for the first time since early 2014. Recognition of potentially higher economic growth and rising inflation led the Federal Reserve to increase the Fed Funds Rate two times, ending the period in a range between 1.50% and 1.75%.

For the six-month period ended April 30, 2018, the S&P 500® returned 3.82%, while the MSCI EAFE Index, representing international developed market equities, gained 3.58%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned (1.87%). Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2017, and held for the entire six-month period until April 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included a $15 annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund(s). As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$1,005.70	$2.39	$1,022.40	$2.41	0.48%
Class B	1,000.00	1,000.20	7.19	1,017.60	7.25	1.45
Class C	1,000.00	1,001.90	6.15	1,018.60	6.21	1.24
Class I	1,000.00	1,006.80	1.34	1,023.50	1.35	0.27
Class R	1,000.00	1,004.20	4.12	1,020.70	4.16	0.83
Class T1	1,000.00	1,006.10	1.99	1,022.80	2.01	0.40
Advisor Class	1,000.00	1,006.30	1.84	1,023.00	1.86	0.37

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	1,033.10	2.62	1,022.20	2.61	0.52
Class B	1,000.00	1,028.30	7.29	1,017.60	7.25	1.45
Class C	1,000.00	1,029.80	6.34	1,018.50	6.31	1.26
Class I	1,000.00	1,034.00	1.31	1,023.50	1.30	0.26
Class R	1,000.00	1,031.40	3.98	1,020.90	3.96	0.79
Class T1	1,000.00	1,033.60	2.07	1,022.80	2.06	0.41
Advisor Class	1,000.00	1,033.80	1.82	1,023.00	1.81	0.36

Transamerica Funds	Semi-Annual Report 2018

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	$1,000.00	$1,022.60	$2.46	$1,022.40	$2.46	0.49%
Class B	1,000.00	1,017.30	7.25	1,017.60	7.25	1.45
Class C	1,000.00	1,018.40	6.21	1,018.60	6.21	1.24
Class I	1,000.00	1,023.80	1.30	1,023.50	1.30	0.26
Class R	1,000.00	1,020.50	3.81	1,021.00	3.81	0.76
Class T1	1,000.00	1,022.50	2.01	1,022.80	2.01	0.40
Advisor Class	1,000.00	1,023.20	1.76	1,023.10	1.76	0.35

Transamerica Asset Allocation - Moderate Portfolio
Class A	1,000.00	1,012.30	2.39	1,022.40	2.41	0.48
Class B	1,000.00	1,007.70	7.22	1,017.60	7.25	1.45
Class C	1,000.00	1,008.60	6.13	1,018.70	6.16	1.23
Class I	1,000.00	1,013.10	1.30	1,023.50	1.30	0.26
Class R	1,000.00	1,011.40	3.64	1,021.20	3.66	0.73
Class T1	1,000.00	1,012.30	2.00	1,022.80	2.01	0.40
Advisor Class	1,000.00	1,013.70	1.80	1,023.00	1.81	0.36

Transamerica Asset Allocation Intermediate Horizon
Class R	1,000.00	1,014.20	3.00	1,021.80	3.01	0.60
Class R4	1,000.00	1,014.50	1.75	1,023.10	1.76	0.35

Transamerica Asset Allocation Long Horizon
Class R	1,000.00	1,033.50	3.03	1,021.80	3.01	0.60
Class R4	1,000.00	1,034.80	1.77	1,023.10	1.76	0.35

Transamerica Asset Allocation Short Horizon
Class R	1,000.00	992.10	2.96	1,021.80	3.01	0.60
Class R4	1,000.00	993.40	1.73	1,023.10	1.76	0.35

Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,009.10	3.99	1,020.80	4.01	0.80
Class C	1,000.00	1,006.10	7.66	1,017.20	7.70	1.54
Class I	1,000.00	1,011.60	2.19	1,022.60	2.21	0.44
Class R6	1,000.00	1,011.50	1.75	1,023.10	1.76	0.35
Class T1	1,000.00	1,010.80	2.94	1,021.90	2.96	0.59

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Funds’ Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2018

Schedules of Investments Composition

At April 30, 2018

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	55.4%
U.S. Equity Funds	16.5
International Equity Funds	13.5
International Fixed Income Funds	8.5
U.S. Alternative Funds	4.0
U.S. Mixed Allocation Fund	1.1
International Alternative Funds	1.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	48.4%
International Equity Funds	40.8
U.S. Alternative Funds	5.1
U.S. Mixed Allocation Fund	4.0
International Alternative Funds	1.8
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	34.8%
International Equity Funds	29.4
U.S. Fixed Income Funds	23.7
International Fixed Income Funds	4.4
U.S. Alternative Funds	3.9
U.S. Mixed Allocation Fund	2.9
International Alternative Funds	1.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	42.2%
U.S. Equity Funds	24.3
International Equity Funds	20.3
International Fixed Income Funds	6.4
U.S. Alternative Funds	4.0
U.S. Mixed Allocation Fund	1.9
International Alternative Funds	1.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation Intermediate Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	50.0%
U.S. Equity Funds	38.8
International Equity Fund	11.1
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation Long Horizon

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	66.1%
International Equity Fund	24.2
U.S. Fixed Income Funds	9.6
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Asset Allocation Short Horizon

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.3%
U.S. Equity Funds	8.6
International Equity Fund	2.1
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio

Asset Allocation	Percentage of Net Assets
U.S. Alternative Funds	32.5%
International Alternative Funds	31.6
International Fixed Income Funds	16.8
International Equity Funds	7.5
U.S. Fixed Income Funds	7.1
U.S. Mixed Allocation Fund	3.5
Repurchase Agreement	1.2
Net Other Assets (Liabilities)^	(0.2)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (G)	7,891	$ 40,558
Transamerica Global Multifactor Macro (E)	1,166,752	10,687,446

		10,728,004

International Equity Funds - 13.5%
Transamerica Developing Markets Equity (E)	2,784,269	35,360,214
Transamerica Emerging Markets Equity (E)	1,571,665	18,168,445
Transamerica International Equity (E)	2,337,689	46,122,597
Transamerica International Growth (E)	2,939,325	26,395,140
Transamerica International Small Cap Value (E)	714,872	10,236,961

		136,283,357

International Fixed Income Funds - 8.5%
Transamerica Emerging Markets Debt (E)	4,000,977	42,890,468
Transamerica Inflation Opportunities (E)	4,368,442	43,640,736

		86,531,204

U.S. Alternative Funds - 4.0%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (G)	13,251	153,250
Transamerica Event Driven (E)	1,501,150	15,521,887
Transamerica Managed Futures Strategy (E)	3,238,803	24,582,515

		40,257,652

U.S. Equity Funds - 16.5%
Transamerica Capital Growth (E)	1,023,449	13,683,509
Transamerica Concentrated Growth (E)	743,081	12,632,382
Transamerica Dividend Focused (E)	3,902,035	42,727,288
Transamerica Growth (E)	1,452,778	15,893,390
Transamerica Large Cap Value (E)	2,663,738	32,737,343
Transamerica Mid Cap Value (E)	462,323	7,313,955

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (E)	286,078	$ 3,284,171
Transamerica Multi-Cap Growth (E)	1,801,991	14,451,967
Transamerica Small Cap Core (E)	324,978	3,724,250
Transamerica Small Cap Growth (E)	303,216	2,058,834
Transamerica Small Cap Value (E)	320,011	3,584,127
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (G)	1,529	950
Transamerica US Growth (E)	749,504	15,229,915

		167,322,081

U.S. Fixed Income Funds - 55.4%
Transamerica Bond (E)	5,761,507	53,178,707
Transamerica Core Bond (E)	12,913,542	124,744,817
Transamerica Flexible Income (E)	2,260,179	20,590,227
Transamerica Floating Rate (E)	4,921,349	48,967,427
Transamerica Intermediate Bond (E)	9,431,763	93,091,500
Transamerica Short-Term Bond (E)	6,396,579	63,390,103
Transamerica Total Return (E)	15,678,976	155,849,021

		559,811,802

U.S. Mixed Allocation Fund - 1.1%
Transamerica MLP & Energy Income (E)	1,555,053	10,885,372

Total Investment Companies (Cost $980,947,456)		1,011,819,472

Total Investments (Cost $980,947,456)		1,011,819,472
Net Other Assets (Liabilities) - (0.1)%		(814,491)

Net Assets - 100.0%		$ 1,011,004,981

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,011,624,714	$—	$—	$1,011,624,714

Total	$1,011,624,714	$—	$—	$1,011,624,714

Investment Companies Measured at Net Asset Value (G)				194,758

Total Investments				$1,011,819,472

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At April 30, 2018, the value of such securities amounted to $194,758 or less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At April 30, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$40,558	0.0	%(H)

Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	132,510	153,250	0.0	(H)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	950	0.0	(H)

Total			$228,989	$194,758	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.8%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (G)	5,149	$ 26,465
Transamerica Global Multifactor Macro (E)	2,895,027	26,518,450

		26,544,915

International Equity Funds - 40.8%
Transamerica Developing Markets Equity (E)	13,554,637	172,143,890
Transamerica Emerging Markets Equity (E)	5,853,412	67,665,448
Transamerica Global Real Estate Securities (E)	329,378	4,571,764
Transamerica International Equity (E)	9,228,118	182,070,766
Transamerica International Growth (E)	13,653,636	122,609,654
Transamerica International Small Cap Value (E)	3,624,730	51,906,136

		600,967,658

U.S. Alternative Funds - 5.1%
Transamerica Event Driven (E)	3,279,615	33,911,222
Transamerica Managed Futures Strategy (E)	5,356,318	40,654,452

		74,565,674

U.S. Equity Funds - 48.4%
Transamerica Capital Growth (E)	4,064,237	54,338,844
Transamerica Concentrated Growth (E)	2,949,849	50,147,441
Transamerica Dividend Focused (E)	15,467,586	169,370,063

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Growth (E)	5,797,294	$ 63,422,392
Transamerica Large Cap Value (E)	10,675,458	131,201,373
Transamerica Mid Cap Value (E)	3,520,708	55,697,597
Transamerica Mid Cap Value Opportunities (E)	1,944,219	22,319,632
Transamerica Multi-Cap Growth (E)	7,070,716	56,707,145
Transamerica Small Cap Core (E)	260,111	2,980,873
Transamerica Small Cap Growth (E)	2,223,112	15,094,928
Transamerica Small Cap Value (E)	2,775,429	31,084,802
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (G)	5,111	3,176
Transamerica US Growth (E)	2,974,603	60,443,928

		712,812,194

U.S. Mixed Allocation Fund - 4.0%
Transamerica MLP & Energy Income (E)	8,294,276	58,059,934

Total Investment Companies (Cost $1,265,533,309)		1,472,950,375

Total Investments (Cost $1,265,533,309)		1,472,950,375
Net Other Assets (Liabilities) - (0.1)%		(847,055)

Net Assets - 100.0%		$ 1,472,103,320

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,472,920,734	$—	$—	$1,472,920,734

Total	$1,472,920,734	$—	$—	$1,472,920,734

Investment Companies Measured at Net Asset Value (G)				29,641

Total Investments				$1,472,950,375

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At April 30, 2018, the value of such securities amounted to $29,641 or less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At April 30, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$26,465	0.0	%(H)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,176	0.0	(H)

Total			$104,086	$29,641	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (G)	34,418	$ 176,901
Transamerica Global Multifactor Macro (E)	2,848,182	26,089,350

		26,266,251

International Equity Funds - 29.4%
Transamerica Developing Markets Equity (E)	15,276,511	194,011,687
Transamerica Emerging Markets Equity (E)	8,090,801	93,529,656
Transamerica Global Real Estate Securities (E)	829,530	11,513,875
Transamerica International Equity (E)	12,202,557	240,756,441
Transamerica International Growth (E)	15,456,983	138,803,705
Transamerica International Small Cap Value (E)	4,503,306	64,487,348

		743,102,712

International Fixed Income Funds - 4.4%
Transamerica Emerging Markets Debt (E)	7,447,010	79,831,946
Transamerica Inflation Opportunities (E)	3,070,030	30,669,602

		110,501,548

U.S. Alternative Funds - 3.9%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (G)	43,273	500,455
Transamerica Event Driven (E)	3,683,271	38,085,022
Transamerica Managed Futures Strategy (E)	7,993,643	60,671,752

		99,257,229

U.S. Equity Funds - 34.8%
Transamerica Capital Growth (E)	5,072,924	67,824,992
Transamerica Concentrated Growth (E)	3,677,754	62,521,812
Transamerica Dividend Focused (E)	19,294,671	211,276,646
Transamerica Growth (E)	7,234,928	79,150,110

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Large Cap Value (E)	13,303,106	$ 163,495,177
Transamerica Mid Cap Value (E)	4,724,414	74,740,230
Transamerica Mid Cap Value Opportunities (E)	2,769,545	31,794,381
Transamerica Multi-Cap Growth (E)	8,870,173	71,138,784
Transamerica Small Cap Core (E)	983,458	11,270,426
Transamerica Small Cap Growth (E)	1,542,996	10,476,944
Transamerica Small Cap Value (E)	1,912,397	21,418,843
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (G)	4,660	2,896
Transamerica US Growth (E)	3,708,847	75,363,775

		880,475,016

U.S. Fixed Income Funds - 23.7%
Transamerica Bond (E)	4,658,788	43,000,617
Transamerica Core Bond (E)	14,534,500	140,403,271
Transamerica Flexible Income (E)	3,756,706	34,223,587
Transamerica Floating Rate (E)	6,686,036	66,526,056
Transamerica Intermediate Bond (E)	10,905,716	107,639,421
Transamerica Short-Term Bond (E)	3,792,292	37,581,616
Transamerica Total Return (E)	17,006,522	169,044,832

		598,419,400

U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (E)	10,289,495	72,026,465

Total Investment Companies (Cost $2,281,504,825)		2,530,048,621

Total Investments (Cost $2,281,504,825)		2,530,048,621
Net Other Assets (Liabilities) - (0.1)%		(2,402,245)

Net Assets - 100.0%		$ 2,527,646,376

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,529,368,369	$—	$—	$2,529,368,369

Total	$2,529,368,369	$—	$—	$2,529,368,369

Investment Companies Measured at Net Asset Value (G)				680,252

Total Investments				$2,530,048,621

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At April 30, 2018, the value of such securities amounted to $680,252 or less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At April 30, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$176,901	0.0	%(H)

Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	432,725	500,455	0.0	(H)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,896	0.0	(H)

Total			$833,436	$680,252	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (G)	21,365	$ 109,810
Transamerica Global Multifactor Macro (E)	2,082,810	19,078,541

		19,188,351

International Equity Funds - 20.3%
Transamerica Developing Markets Equity (E)	7,849,810	99,692,583
Transamerica Emerging Markets Equity (E)	3,873,494	44,777,592
Transamerica International Equity (E)	6,401,956	126,310,585
Transamerica International Growth (E)	7,675,458	68,925,611
Transamerica International Small Cap Value (E)	2,201,813	31,529,966

		371,236,337

International Fixed Income Funds - 6.4%
Transamerica Emerging Markets Debt (E)	6,664,308	71,441,386
Transamerica Inflation Opportunities (E)	4,500,396	44,958,958

		116,400,344

U.S. Alternative Funds - 4.0%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D) (G)	28,370	328,101
Transamerica Event Driven (E)	2,686,634	27,779,795
Transamerica Managed Futures Strategy (E)	5,832,044	44,265,214

		72,373,110

U.S. Equity Funds - 24.3%
Transamerica Capital Growth (E)	2,576,242	34,444,361
Transamerica Concentrated Growth (E)	1,867,277	31,743,714
Transamerica Dividend Focused (E)	9,796,458	107,271,219
Transamerica Growth (E)	3,671,086	40,161,677
Transamerica Large Cap Value (E)	6,741,601	82,854,272
Transamerica Mid Cap Value (E)	2,113,542	33,436,229

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (E)	1,267,517	$ 14,551,099
Transamerica Multi-Cap Growth (E)	4,509,358	36,165,050
Transamerica Small Cap Core (E)	551,633	6,321,710
Transamerica Small Cap Growth (E)	897,638	6,094,960
Transamerica Small Cap Value (E)	1,103,873	12,363,381
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (G)	2,887	1,794
Transamerica US Growth (E)	1,881,382	38,229,674

		443,639,140

U.S. Fixed Income Funds - 42.2%
Transamerica Bond (E)	7,153,853	66,030,060
Transamerica Core Bond (E)	18,173,830	175,559,197
Transamerica Flexible Income (E)	5,347,259	48,713,534
Transamerica Floating Rate (E)	7,081,176	70,457,698
Transamerica Intermediate Bond (E)	13,492,212	133,168,135
Transamerica Short-Term Bond (E)	6,219,965	61,639,849
Transamerica Total Return (E)	21,716,108	215,858,111

		771,426,584

U.S. Mixed Allocation Fund - 1.9%
Transamerica MLP & Energy Income (E)	4,972,646	34,808,522

Total Investment Companies (Cost $1,710,239,495)		1,829,072,388

Total Investments (Cost $1,710,239,495)		1,829,072,388
Net Other Assets (Liabilities) - (0.1)%		(1,066,631)

Net Assets - 100.0%		$ 1,828,005,757

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,828,632,683	$—	$—	$1,828,632,683

Total	$1,828,632,683	$—	$—	$1,828,632,683

Investment Companies Measured at Net Asset Value (G)				439,705

Total Investments				$1,829,072,388

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At April 30, 2018, the value of such securities amounted to $439,705 or less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At April 30, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$109,810	0.0	%(H)

Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	283,697	328,101	0.0	(H)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,794	0.0	(H)

Total			$532,379	$439,705	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 11.1%
Transamerica International Equity (A)	2,317,816	$ 46,008,646

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	837,052	837,052

U.S. Equity Funds - 38.8%
Transamerica Large Growth (A)	4,751,396	57,634,437
Transamerica Large Value Opportunities (A)	5,072,500	54,427,921
Transamerica Mid Cap Growth (A)	885,422	12,758,929
Transamerica Mid Cap Value Opportunities (A)	1,014,306	11,705,086
Transamerica Small Cap Growth (A)	1,853,283	12,602,325
Transamerica Small Cap Value (A)	1,052,147	11,815,610

		160,944,308

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 50.0%
Transamerica High Quality Bond (A)	3,450,585	$ 33,953,754
Transamerica High Yield Bond (A)	2,850,617	26,054,639
Transamerica Inflation-Protected Securities (A)	4,774,229	47,503,580
Transamerica Intermediate Bond (A)	10,092,407	99,813,909

		207,325,882

Total Investment Companies (Cost $398,826,919)		415,115,888

Total Investments (Cost $398,826,919)		415,115,888
Net Other Assets (Liabilities) - (0.1)%		(219,710)

Net Assets - 100.0%		$ 414,896,178

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$415,115,888	$—	$—	$415,115,888

Total Investments	$415,115,888	$—	$—	$415,115,888

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 24.2%
Transamerica International Equity (A)	2,959,821	$ 58,752,449

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	486,540	486,540

U.S. Equity Funds - 66.1%
Transamerica Large Growth (A)	4,517,579	54,798,235
Transamerica Large Value Opportunities (A)	4,608,370	49,447,807
Transamerica Mid Cap Growth (A)	985,457	14,200,435
Transamerica Mid Cap Value Opportunities (A)	1,165,984	13,455,453
Transamerica Small Cap Growth (A)	2,151,552	14,630,555
Transamerica Small Cap Value (A)	1,253,993	14,082,341

		160,614,826

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.6%
Transamerica High Quality Bond (A)	120,705	$ 1,187,733
Transamerica High Yield Bond (A)	531,139	4,854,612
Transamerica Inflation-Protected Securities (A)	794,605	7,906,317
Transamerica Intermediate Bond (A)	955,249	9,447,409

		23,396,071

Total Investment Companies (Cost $219,496,135)		243,249,886

Total Investments (Cost $219,496,135)		243,249,886
Net Other Assets (Liabilities) - (0.1)%		(122,873)

Net Assets - 100.0%		$ 243,127,013

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$243,249,886	$—	$—	$243,249,886

Total Investments	$243,249,886	$—	$—	$243,249,886

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.1%
Transamerica International Equity (A)	177,545	$ 3,524,260

Money Market Fund - 0.1%
Transamerica Government Money Market (A)	172,689	172,689

U.S. Equity Funds - 8.6%
Transamerica Large Growth (A)	444,452	5,391,201
Transamerica Large Value Opportunities (A)	496,823	5,330,907
Transamerica Small Cap Core (A)	316,631	3,669,753

		14,391,861

U.S. Fixed Income Funds - 89.3%
Transamerica High Quality Bond (A)	2,884,645	28,384,908
Transamerica High Yield Bond (A)	1,984,263	18,136,163

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Inflation-Protected Securities (A)	2,675,678	$ 26,622,995
Transamerica Intermediate Bond (A)	7,824,601	77,385,308

		150,529,374

Total Investment Companies (Cost $170,093,717)		168,618,184

Total Investments (Cost $170,093,717)		168,618,184
Net Other Assets (Liabilities) - (0.1)%		(90,824)

Net Assets - 100.0%		$ 168,527,360

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$168,618,184	$—	$—	$168,618,184

Total Investments	$168,618,184	$—	$—	$168,618,184

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
International Alternative Funds - 31.6%
Transamerica Global Multifactor Macro (A)	2,072,908	$ 18,987,833
Transamerica Unconstrained Bond (A)	2,527,933	25,481,565

		44,469,398

International Equity Funds - 7.5%
Transamerica Emerging Markets Equity (A)	704,098	8,139,374
Transamerica Global Real Estate Securities (A)	173,650	2,410,268

		10,549,642

International Fixed Income Funds - 16.8%
Transamerica Emerging Markets Debt (A)	889,647	9,537,020
Transamerica Inflation Opportunities (A)	1,413,966	14,125,521

		23,662,541

U.S. Alternative Funds - 32.5%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E) (H)	22,689	262,399
Transamerica Event Driven (A)	1,537,676	15,899,567
Transamerica Long/Short Strategy (A)	2,390,904	14,775,784
Transamerica Managed Futures Strategy (A)	1,941,277	14,734,294

		45,672,044

U.S. Fixed Income Funds - 7.1%
Transamerica Core Bond (A)	147,600	1,425,818
Transamerica High Yield Bond (A)	941,346	8,603,906

		10,029,724

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 3.5%
Transamerica MLP & Energy Income (A)	703,867	$ 4,927,066

Total Investment Companies (Cost $143,963,910)		139,310,415

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.74% (F), dated 04/30/2018, to be repurchased at $1,685,305 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $1,719,684.	$ 1,685,270	1,685,270

Total Repurchase Agreement (Cost $1,685,270)		1,685,270

Total Investments (Cost $145,649,180)		140,995,685
Net Other Assets (Liabilities) - (0.2)%		(244,022)

Net Assets - 100.0%		$ 140,751,663

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(44)	06/20/2018	$(5,270,956)	$(5,263,500)	$7,456	$ —

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$139,048,016	$—	$—	$139,048,016
Repurchase Agreement	—	1,685,270	—	1,685,270

Total	$139,048,016	$1,685,270	$—	$140,733,286

Investment Companies Measured at Net Asset Value (H)				262,399

Total Investments				$140,995,685

Other Financial Instruments
Futures Contracts (I)	$7,456	$—	$—	$7,456

Total Other Financial Instruments	$7,456	$—	$—	$7,456

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds. Interest, dividends, realized and unrealized gains/(losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing security.
(C)	Issuer is affiliated with the Fund’s investment manager.
(D)	Illiquid security. At April 30, 2018, the value of such securities amounted to $262,399 or 0.2% of the Fund’s net assets.
(E)	Restricted security. At April 30, 2018, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$226,886	$262,399	0.2%

(F)	Rate disclosed reflects the yield at April 30, 2018.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2018

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Asset Allocation Intermediate Horizon
Assets:
Affiliated investments, at value (A)	$1,011,819,472	$1,472,950,375		$2,530,048,621	$1,829,072,388		$415,115,888
Cash	—	—		—	—		14
Receivables and other assets:
Shares of beneficial interest sold	367,684	1,514,499		554,302	867,815		9,624
Affiliated investments sold	1,676,552	1,610,096		3,667,021	2,493,625		731,299
Dividends	410,697	—		470,592	590,033		137,531
Prepaid expenses	3,358	5,103		8,482	6,047		—
Total assets	1,014,277,763	1,476,080,073		2,534,749,018	1,833,029,908		415,994,356

Liabilities:
Due to custodian	—	13,711		—	82		—
Payables and other liabilities:
Shares of beneficial interest redeemed	2,154,067	2,810,916		4,644,353	3,032,943		152,274
Affiliated investments purchased	423,806	—		485,107	608,669		730,299
Investment management fees	109,566	157,692		272,445	197,882		36,549
Distribution and service fees	422,596	713,816		1,245,896	880,573		178,923
Transfer agent fees	90,386	170,865		259,468	172,128		133
Trustees, CCO and deferred compensation fees	2,561	3,398		6,380	4,721		—
Audit and tax fees	14,127	15,860		21,335	18,254		—
Custody fees	2,817	2,757		13,569	3,591		—
Legal fees	5,357	5,751		12,569	9,939		—
Printing and shareholder reports fees	33,466	63,044		109,307	73,138		—
Registration fees	10,728	14,527		22,194	15,586		—
Other	3,305	4,416		10,019	6,645		—
Total liabilities	3,272,782	3,976,753		7,102,642	5,024,151		1,098,178
Net assets	$1,011,004,981	$1,472,103,320		$2,527,646,376	$1,828,005,757		$414,896,178

Net assets consist of:
Paid-in capital	$947,009,901	$1,148,118,046		$2,125,383,311	$1,633,637,324		$421,861,031
Undistributed (distributions in excess of) net investment income (loss)	663,385	(3,029,238)		362,042	3,180,021		143,961
Accumulated net realized gain (loss)	32,459,679	119,597,446		153,357,227	72,355,519		(23,397,783)
Net unrealized appreciation (depreciation) on:
Affiliated investments	30,872,016	207,417,066		248,543,796	118,832,893		16,288,969
Net assets	$1,011,004,981	$1,472,103,320		$2,527,646,376	$1,828,005,757		$414,896,178
Net assets by class:
Class A	$678,953,704	$805,988,485		$1,372,301,032	$1,031,506,963		$—
Class B	2,897,321	8,362,275		12,740,602	6,618,296		—
Class C	303,372,213	597,990,093		1,050,915,186	727,281,599		—
Class I	24,311,807	56,905,696		87,619,962	57,686,931		—
Class R	1,436,420	2,810,418		4,047,491	4,890,364		394,293,409
Class R4	—	—		—	—		20,602,769
Class T1	10,607	11,338		11,023	10,783		—
Advisor Class	22,909	35,015		11,080	10,821		—
Shares outstanding (unlimited shares, no par value):
Class A	61,673,553	52,993,971		102,654,846	85,881,193		—
Class B	264,256	555,218		929,771	536,171		—
Class C	27,806,523	40,579,840		78,822,355	60,741,700		—
Class I	2,202,178	3,745,566		6,565,152	4,810,144		—
Class R	129,222	186,484		304,244	409,115		37,780,378
Class R4	—	—		—	—		1,974,738
Class T1	961	742		821	893		—
Advisor Class	2,070	2,294		827	899		—
Net asset value per share: (B)
Class A	$11.01	$15.21		$13.37	$12.01		$—
Class B	10.96	15.06		13.70	12.34		—
Class C	10.91	14.74		13.33	11.97		—
Class I	11.04	15.19		13.35	11.99		—
Class R	11.12	15.07		13.30	11.95		10.44
Class R4	—	—		—	—		10.43
Class T1	11.04	15.29	(C)	13.43	12.07	(C)	—
Advisor Class	11.07	15.27	(C)	13.40	12.04		—
Maximum offering price per share: (D)
Class A	$11.65	$16.10		$14.15	$12.71		$—
Class T1	11.32	15.68		13.77	12.38		—

(A) Affiliated investments, at cost	$980,947,456	$1,265,533,309		$2,281,504,825	$1,710,239,495		$398,826,919

(B)	Net asset value per share for Class B, C, I, R, R4 and Advisor Class Shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(C)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(D)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon	Transamerica Multi-Manager Alternative Strategies Portfolio
Assets:
Affiliated investments, at value (A)	$243,249,886	$168,618,184	$139,310,415
Repurchase agreement, at value (B)	—	—	1,685,270
Cash collateral pledged at broker:
Futures contracts	—	—	35,309
Receivables and other assets:
Shares of beneficial interest sold	—	1,017	102,143
Affiliated investments sold	1,145,184	200,843	—
Interest	—	—	35
Dividends	25,948	95,454	134,470
Prepaid expenses	—	—	431
Total assets	244,421,018	168,915,498	141,268,073

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	463,542	165,112	251,094
Affiliated investments purchased	708,357	135,065	138,367
Investment management fees	21,240	14,862	21,941
Distribution and service fees	100,671	73,055	42,936
Transfer agent fees	195	44	26,538
Trustees, CCO and deferred compensation fees	—	—	575
Audit and tax fees	—	—	10,440
Custody fees	—	—	212
Legal fees	—	—	1,552
Printing and shareholder reports fees	—	—	14,638
Registration fees	—	—	1,879
Variation margin payable on futures contracts	—	—	5,500
Other	—	—	738
Total liabilities	1,294,005	388,138	516,410
Net assets	$243,127,013	$168,527,360	$140,751,663

Net assets consist of:
Paid-in capital	$242,132,823	$171,160,756	$149,804,589
Undistributed (distributions in excess of) net investment income (loss)	(79,365)	190,541	239,904
Accumulated net realized gain (loss)	(22,680,196)	(1,348,404)	(4,646,791)
Net unrealized appreciation (depreciation) on:
Investments	23,753,751	(1,475,533)	(4,653,495)
Futures contracts	—	—	7,456
Net assets	$243,127,013	$168,527,360	$140,751,663
Net assets by class:
Class A	$—	$—	$28,327,442
Class C	—	—	40,926,163
Class I	—	—	71,392,669
Class R	213,527,264	161,821,404	—
Class R4	29,599,749	6,705,956	—
Class R6	—	—	95,041
Class T1	—	—	10,348
Shares outstanding (unlimited shares, no par value):
Class A	—	—	2,875,090
Class C	—	—	4,179,345
Class I	—	—	7,270,836
Class R	19,505,355	16,305,596	—
Class R4	2,703,400	675,671	—
Class R6	—	—	9,550
Class T1	—	—	1,047
Net asset value per share: (C)
Class A	$—	$—	$9.85
Class C	—	—	9.79
Class I	—	—	9.82
Class R	10.95	9.92	—
Class R4	10.95	9.92	—
Class R6	—	—	9.95
Class T1	—	—	9.88
Maximum offering price per share: (D)
Class A	$—	$—	$10.42
Class T1	—	—	10.13

(A) Affiliated investments, at cost	$219,496,135	$170,093,717	$143,963,910
(B) Repurchase agreements, at cost	$—	$—	$1,685,270

(C)	Net asset value per share for Class C, I, R, R4 and R6 Shares represents offering price. The redemption price for Class A, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(D)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS

For the period ended April 30, 2018

(unaudited)

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation – Moderate Portfolio	Transamerica Asset Allocation Intermediate Horizon
Investment Income:
Dividend income from affiliated investments	$17,524,139	$27,895,326	$47,843,306	$32,930,784	$4,924,716
Interest income	215	305	588	413	—
Total investment income	17,524,354	27,895,631	47,843,894	32,931,197	4,924,716

Expenses:
Investment management fees	647,758	927,938	1,600,350	1,163,820	259,394
Distribution and service fees:
Class A	884,455	1,031,319	1,764,116	1,334,236	—
Class B	23,225	56,265	90,312	50,978	—
Class C	1,583,860	3,092,827	5,458,435	3,792,092	—
Class R	3,562	6,960	10,538	12,015	1,029,618
Class R4	—	—	—	—	25,597
Class T1	13	14	14	13	—
Transfer agent fees
Class A	229,939	456,022	638,553	422,080	—
Class B	7,068	20,831	30,178	15,647	—
Class C	120,783	330,764	492,940	292,566	—
Class I	14,420	30,605	45,889	31,241	—
Class R	1,229	1,798	2,284	1,886	—
Class R4	—	—	—	—	768
Advisor Class	23	32	11	11	—
Trustees, CCO and deferred compensation fees	12,000	16,816	29,465	21,550	—
Audit and tax fees	16,086	18,557	25,801	21,468	—
Custody fees	17,175	17,697	29,011	21,453	—
Legal fees	26,943	36,857	65,639	48,409	—
Printing and shareholder reports fees	31,844	61,688	100,827	66,281	—
Registration fees	86,690	96,832	114,197	99,621	—
Other	10,690	12,597	20,257	15,440	—
Total expenses before waiver and/or reimbursement and recapture	3,717,763	6,216,419	10,518,817	7,410,807	1,315,377
Expenses waived and/or reimbursed:
Class B	(295)	(4,297)	(3,291)	(481)	—
Class R	—	—	—	—	(41,179)
Class R4	—	—	—	—	(2,821)
Recapture of previously waived and/or reimbursed fees:
Class B	—	2	89	—	—
Net expenses	3,717,468	6,212,124	10,515,615	7,410,326	1,271,377
Net investment income (loss)	13,806,886	21,683,507	37,328,279	25,520,871	3,653,339

Net realized gain (loss) on:
Affiliated investments	15,554,668	46,919,321	61,641,312	25,427,150	4,167,511
Distributions received from affiliated investment companies	22,202,622	84,964,565	107,628,920	55,770,268	6,023,617
Net realized gain (loss)	37,757,290	131,883,886	169,270,232	81,197,418	10,191,128
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(45,896,055)	(104,856,404)	(150,240,623)	(84,267,301)	(7,292,348)
Net realized and change in unrealized gain (loss)	(8,138,765)	27,027,482	19,029,609	(3,069,883)	2,898,780
Net increase (decrease) in net assets resulting from operations	$5,668,121	$48,710,989	$56,357,888	$22,450,988	$6,552,119

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon	Transamerica Multi-Manager Alternative Strategies Portfolio
Investment Income:
Dividend income from affiliated investments	$2,721,960	$2,316,351	$2,504,640
Interest income from repurchase agreements	—	—	2,949
Total investment income	2,721,960	2,316,351	2,507,589

Expenses:
Investment management fees	151,066	106,484	147,160
Distribution and service fees:
Class A	—	—	37,829
Class C	—	—	222,327
Class R	554,242	426,115	—
Class R4	37,602	8,784	—
Class T1	—	—	13
Transfer agent fees
Class A	—	—	33,983
Class C	—	—	44,412
Class I	—	—	40,881
Class R4	1,128	264	—
Class R6	—	—	4
Trustees, CCO and deferred compensation fees	—	—	1,853
Audit and tax fees	—	—	10,607
Custody fees	—	—	3,900
Legal fees	—	—	18,774
Printing and shareholder reports fees	—	—	17,366
Registration fees	—	—	54,926
Other	—	—	5,132
Total expenses before waiver and/or reimbursement and recapture	744,038	541,647	639,167
Expenses waived and/or reimbursed:
Class A	—	—	(2,488)
Class R	(22,312)	(17,042)	—
Class R4	(4,376)	(969)	—
Class R6	—	—	(1)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	203
Class R	141	—	—
Class R4	241	—	—
Class R6	—	—	1
Net expenses	717,732	523,636	636,882
Net investment income (loss)	2,004,228	1,792,715	1,870,707

Net realized gain (loss) on:
Affiliated investments	6,397,996	(133,375)	64,850
Distributions received from affiliated investment companies	6,152,765	430,727	1,572,314
Futures contracts	—	—	316,511
Net realized gain (loss)	12,550,761	297,352	1,953,675
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(5,626,331)	(3,283,327)	(2,158,425)
Futures contracts	—	—	(115,185)
Net change in unrealized appreciation (depreciation)	(5,626,331)	(3,283,327)	(2,273,610)
Net realized and change in unrealized gain (loss)	6,924,430	(2,985,975)	(319,935)
Net increase (decrease) in net assets resulting from operations	$8,928,658	$(1,193,260)	$1,550,772

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
From operations:
Net investment income (loss)	$13,806,886	$21,416,856	$21,683,507	$18,868,662	$37,328,279	$43,016,327
Net realized gain (loss)	37,757,290	46,545,190	131,883,886	129,044,462	169,270,232	188,261,799
Net change in unrealized appreciation (depreciation)	(45,896,055)	22,528,307	(104,856,404)	123,401,606	(150,240,623)	144,735,748
Net increase (decrease) in net assets resulting from operations	5,668,121	90,490,353	48,710,989	271,314,730	56,357,888	376,013,874

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(9,984,168)	(14,931,504)	(15,858,423)	(11,894,234)	(29,050,041)	(24,110,289)
Class B	(47,094)	(147,206)	(59,869)	(117,626)	(94,470)	(245,830)
Class C	(3,310,861)	(5,306,501)	(7,491,891)	(5,981,253)	(13,610,720)	(13,096,520)
Class I	(423,586)	(639,011)	(1,256,336)	(622,284)	(2,020,788)	(1,106,276)
Class R	(17,631)	(21,646)	(45,868)	(29,080)	(75,721)	(69,395)
Class T1	(151)	(81)	(178)	—	(183)	—
Advisor Class	(330)	(193)	(180)	—	(198)	—
Total dividends and/or distributions from net investment income	(13,783,821)	(21,046,142)	(24,712,745)	(18,644,477)	(44,852,121)	(38,628,310)
Net realized gains:
Class A	(30,328,805)	(16,341,375)	(67,692,567)	(44,340,042)	(101,772,549)	(62,781,715)
Class B	(232,657)	(330,104)	(1,055,595)	(1,550,422)	(1,463,932)	(2,053,573)
Class C	(13,739,735)	(9,987,404)	(52,780,291)	(40,987,189)	(79,674,325)	(60,465,193)
Class I	(1,214,669)	(671,428)	(4,717,565)	(1,990,298)	(6,317,424)	(2,569,986)
Class R	(59,418)	(30,764)	(223,819)	(132,876)	(307,962)	(218,672)
Class T1	(443)	—	(908)	—	(777)	—
Advisor Class	(954)	—	(914)	—	(781)	—
Total dividends and/or distributions from net realized gains	(45,576,681)	(27,361,075)	(126,471,659)	(89,000,827)	(189,537,750)	(128,089,139)
Total dividends and/or distributions to shareholders	(59,360,502)	(48,407,217)	(151,184,404)	(107,645,304)	(234,389,871)	(166,717,449)

Capital share transactions:
Proceeds from shares sold:
Class A	25,985,197	168,243,022	29,574,595	102,965,145	42,526,774	181,963,862
Class B	40,846	146,160	22,101	181,072	11,257	396,216
Class C	9,942,679	21,574,905	19,756,214	38,555,659	25,293,195	58,293,664
Class I	3,429,217	14,504,832	13,451,823	36,639,807	19,821,662	55,995,293
Class R	239,530	448,379	298,539	963,991	564,356	1,037,918
Class T1	—	9,955	—	10,000	—	9,984
Advisor Class	—	21,476	61,971	10,000	—	10,000
	39,637,469	204,948,729	63,165,243	179,325,674	88,217,244	297,706,937
Dividends and/or distributions reinvested:
Class A	38,993,832	30,581,585	78,932,320	54,752,557	122,151,970	84,250,405
Class B	252,024	418,711	1,107,998	1,639,886	1,545,317	2,237,354
Class C	15,872,455	13,171,690	58,076,504	42,381,136	89,760,370	65,441,193
Class I	1,259,852	969,945	5,184,840	2,242,569	7,027,776	3,106,928
Class R	62,057	39,591	249,498	134,040	300,673	203,301
Class T1	594	81	1,086	—	960	—
Advisor Class	1,284	193	1,094	—	979	—
	56,442,098	45,181,796	143,553,340	101,150,188	220,788,045	155,239,181
Cost of shares redeemed:
Class A	(87,796,203)	(121,101,706)	(83,213,909)	(154,302,416)	(139,051,569)	(277,393,766)
Class B	(486,397)	(2,922,554)	(790,377)	(3,892,858)	(1,186,940)	(7,992,995)
Class C	(37,902,756)	(121,069,703)	(66,839,091)	(181,865,340)	(115,932,327)	(377,775,734)
Class I	(8,162,122)	(13,183,062)	(13,934,012)	(19,963,731)	(18,865,769)	(32,233,127)
Class R	(153,405)	(380,003)	(253,484)	(818,754)	(771,051)	(1,813,526)
Advisor Class	—	—	(39,944)	—	—	—
	(134,500,883)	(258,657,028)	(165,070,817)	(360,843,099)	(275,807,656)	(697,209,148)
Automatic conversions:
Class A	3,393,438	5,567,433	5,737,665	12,443,353	10,796,883	20,663,395
Class B	(3,393,438)	(5,567,433)	(5,737,665)	(12,443,353)	(10,796,883)	(20,663,395)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(38,421,316)	(8,526,503)	41,647,766	(80,367,237)	33,197,633	(244,263,030)
Net increase (decrease) in net assets	(92,113,697)	33,556,633	(60,825,649)	83,302,189	(144,834,350)	(34,966,605)

Net assets:
Beginning of period/year	1,103,118,678	1,069,562,045	1,532,928,969	1,449,626,780	2,672,480,726	2,707,447,331
End of period/year	$1,011,004,981	$1,103,118,678	$1,472,103,320	$1,532,928,969	$2,527,646,376	$2,672,480,726
Undistributed (distributions in excess of) net investment income (loss)	$663,385	$640,320	$(3,029,238)	$—	$362,042	$7,885,884

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Conservative Portfolio		Transamerica Asset Allocation – Growth Portfolio		Transamerica Asset Allocation – Moderate Growth Portfolio
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
Capital share transactions - shares:
Shares issued:
Class A	2,309,277	15,098,248	1,897,151	6,788,040	3,109,395	13,406,079
Class B	3,682	13,182	1,400	12,362	802	29,388
Class C	893,123	1,941,012	1,307,163	2,649,411	1,852,800	4,358,715
Class I	302,218	1,287,059	861,241	2,410,213	1,444,254	4,131,413
Class R	20,984	39,239	19,293	64,344	41,111	77,147
Class T1	—	900	—	670	—	749
Advisor Class	—	1,938	3,929	675	—	754
	3,529,284	18,381,578	4,090,177	11,925,715	6,448,362	22,004,245
Shares reinvested:
Class A	3,521,053	2,807,267	5,220,396	3,888,673	9,156,820	6,618,251
Class B	22,828	38,971	73,768	117,808	112,632	172,374
Class C	1,444,530	1,226,164	3,953,473	3,091,257	6,728,663	5,144,748
Class I	113,459	88,742	343,594	159,614	528,007	244,640
Class R	5,548	3,607	16,633	9,588	22,624	16,021
Class T1	54	7	72	—	72	—
Advisor Class	115	17	72	—	73	—
	5,107,587	4,164,775	9,608,008	7,266,940	16,548,891	12,196,034
Shares redeemed:
Class A	(7,801,673)	(10,748,703)	(5,310,933)	(10,168,060)	(10,112,861)	(20,421,366)
Class B	(43,390)	(261,487)	(50,518)	(259,837)	(84,435)	(578,564)
Class C	(3,396,474)	(10,898,013)	(4,406,911)	(12,341,494)	(8,445,995)	(27,980,918)
Class I	(727,292)	(1,177,271)	(898,456)	(1,312,929)	(1,384,653)	(2,384,355)
Class R	(13,492)	(33,843)	(16,272)	(54,052)	(56,468)	(134,274)
Advisor Class	—	—	(2,382)	—	—	—
	(11,982,321)	(23,119,317)	(10,685,472)	(24,136,372)	(20,084,412)	(51,499,477)
Automatic conversions:
Class A	300,915	496,567	366,517	825,921	784,003	1,526,334
Class B	(302,289)	(499,197)	(370,584)	(838,984)	(766,828)	(1,504,980)
	(1,374)	(2,630)	(4,067)	(13,063)	17,175	21,354
Net increase (decrease) in shares outstanding:
Class A	(1,670,428)	7,653,379	2,173,131	1,334,574	2,937,357	1,129,298
Class B	(319,169)	(708,531)	(345,934)	(968,651)	(737,829)	(1,881,782)
Class C	(1,058,821)	(7,730,837)	853,725	(6,600,826)	135,468	(18,477,455)
Class I	(311,615)	198,530	306,379	1,256,898	587,608	1,991,698
Class R	13,040	9,003	19,654	19,880	7,267	(41,106)
Class T1	54	907	72	670	72	749
Advisor Class	115	1,955	1,619	675	73	754
	(3,346,824)	(575,594)	3,008,646	(4,956,780)	2,930,016	(17,277,844)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Asset Allocation Intermediate Horizon
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (C) (D) (E)	December 31, 2016
From operations:
Net investment income (loss)	$25,520,871	$35,696,160	$3,653,339	$2,623,335	$1,476,899
Net realized gain (loss)	81,197,418	102,555,941	10,191,128	12,815,856	2,483,308
Net change in unrealized appreciation (depreciation)	(84,267,301)	72,800,193	(7,292,348)	8,732,126	408,953
Net increase (decrease) in net assets resulting from operations	22,450,988	211,052,294	6,552,119	24,171,317	4,369,160

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(22,750,445)	(19,317,269)	—	—	—
Class B	(50,196)	(211,241)	—	—	—
Class C	(9,975,229)	(10,165,871)	—	—	—
Class I	(1,419,005)	(932,089)	—	—	—
Class R	(85,083)	(90,627)	(3,446,958)	(1,852,771)	—
Class R4	—	—	(195,939)	(641,358)	(1,480,306)
Class T1	(183)	—	—	—	—
Advisor Class	(199)	—	—	—	—
Total dividends and/or distributions from net investment income	(34,280,340)	(30,717,097)	(3,642,897)	(2,494,129)	(1,480,306)
Net realized gains:
Class A	(56,946,725)	(33,472,899)	—	—	—
Class B	(616,172)	(912,833)	—	—	—
Class C	(41,017,484)	(30,607,704)	—	—	—
Class I	(3,196,536)	(1,451,743)	—	—	—
Class R	(251,646)	(184,525)	—	—	—
Class T1	(563)	—	—	—	—
Advisor Class	(566)	—	—	—	—
Total dividends and/or distributions from net realized gains	(102,029,692)	(66,629,704)	—	—	—
Total dividends and/or distributions to shareholders	(136,310,032)	(97,346,801)	(3,642,897)	(2,494,129)	(1,480,306)

Capital share transactions:
Proceeds from shares sold:
Class A	29,493,493	168,562,758	—	—	—
Class B	10,682	144,044	—	—	—
Class C	19,164,136	43,906,340	—	—	—
Class I	13,132,538	36,669,583	—	—	—
Class R	637,962	1,393,679	526,837	765,372	—
Class R4	—	—	669,403	4,468,692	10,435,762
Class T1	—	9,896	—	—	—
Advisor Class	—	10,000	—	—	—
	62,438,811	250,696,300	1,196,240	5,234,064	10,435,762
Issued from fund acquisition:
Class R	—	—	—	446,964,832	—
Class R4	—	—	—	9,375,346	—
	—	—	—	456,340,178	—
Dividends and/or distributions reinvested:
Class A	75,423,988	51,314,401	—	—	—
Class B	660,222	1,081,686	—	—	—
Class C	48,417,657	35,527,915	—	—	—
Class I	3,523,169	1,901,097	—	—	—
Class R	258,521	248,635	3,446,958	1,852,771	—
Class R4	—	—	195,939	641,358	1,480,306
Class T1	746	—	—	—	—
Advisor Class	765	—	—	—	—
	128,285,068	90,073,734	3,642,897	2,494,129	1,480,306
Cost of shares redeemed:
Class A	(109,273,189)	(201,006,002)	—	—	—
Class B	(741,077)	(5,227,379)	—	—	—
Class C	(83,637,045)	(278,968,953)	—	—	—
Class I	(14,859,611)	(25,876,108)	—	—	—
Class R	(414,665)	(2,513,789)	(37,190,827)	(41,528,965)	—
Class R4	—	—	(1,234,598)	(77,449,724)	(15,611,816)
	(208,925,587)	(513,592,231)	(38,425,425)	(118,978,689)	(15,611,816)
Automatic conversions:
Class A	6,779,959	12,563,940	—	—	—
Class B	(6,779,959)	(12,563,940)	—	—	—
	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(18,201,708)	(172,822,197)	(33,586,288)	345,089,682	(3,695,748)
Net increase (decrease) in net assets	(132,060,752)	(59,116,704)	(30,677,066)	366,766,870	(806,894)

Net assets:
Beginning of period/year	1,960,066,509	2,019,183,213	445,573,244	78,806,374	79,613,268
End of period/year	$1,828,005,757	$1,960,066,509	$414,896,178	$445,573,244	$78,806,374
Undistributed (distributions in excess of) net investment income (loss)	$3,180,021	$11,939,490	$143,961	$133,519	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation – Moderate Portfolio		Transamerica Asset Allocation Intermediate Horizon
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (C) (D) (E)	December 31, 2016

Capital share transactions - shares:
Shares issued:
Class A	2,402,704	13,869,564	—	—	—
Class B	838	11,875	—	—	—
Class C	1,564,734	3,633,108	—	—	—
Class I	1,067,892	3,000,942	—	—	—
Class R	51,994	116,508	50,127	99,172	—
Class R4	—	—	63,623	448,499	1,107,756
Class T1	—	831	—	—	—
Advisor Class	—	835	—	—	—
	5,088,162	20,633,663	113,750	547,671	1,107,756
Shares issued on fund acquisition:
Class R	—	—	—	44,696,483	—
Class R4	—	—	—	937,535	—
	—	—	—	45,634,018	—
Shares reinvested:
Class A	6,274,874	4,431,295	—	—	—
Class B	53,244	91,436	—	—	—
Class C	4,028,091	3,070,694	—	—	—
Class I	293,597	164,454	—	—	—
Class R	21,580	21,564	329,562	182,393	—
Class R4	—	—	18,762	64,398	157,575
Class T1	62	—	—	—	—
Advisor Class	64	—	—	—	—
	10,671,512	7,779,443	348,324	246,791	157,575
Shares redeemed:
Class A	(8,883,967)	(16,419,331)	—	—	—
Class B	(58,668)	(419,746)	—	—	—
Class C	(6,812,602)	(23,004,730)	—	—	—
Class I	(1,213,997)	(2,121,299)	—	—	—
Class R	(33,562)	(205,851)	(3,503,502)	(4,073,857)	—
Class R4	—	—	(116,395)	(7,667,594)	(1,661,621)
	(17,002,796)	(42,170,957)	(3,619,897)	(11,741,451)	(1,661,621)
Automatic conversions:
Class A	550,753	1,028,965	—	—	—
Class B	(537,374)	(1,012,196)	—	—	—
	13,379	16,769	—	—	—
Net increase (decrease) in shares outstanding:
Class A	344,364	2,910,493	—	—	—
Class B	(541,960)	(1,328,631)	—	—	—
Class C	(1,219,777)	(16,300,928)	—	—	—
Class I	147,492	1,044,097	—	—	—
Class R	40,012	(67,779)	(3,123,813)	40,904,191	—
Class R4	—	—	(34,010)	(6,217,162)	(396,290)
Class T1	62	831	—	—	—
Advisor Class	64	835	—	—	—
	(1,229,743)	(13,741,082)	(3,157,823)	34,687,029	(396,290)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.
(C)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Effective May 19, 2017, the Fund underwent a 1.23-for-1 share split. The Capital share transactions – shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(E)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation Long Horizon			Transamerica Asset Allocation Short Horizon
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (C) (D) (E)	December 31, 2016
From operations:
Net investment income (loss)	$2,004,228	$346,820	$357,212	$1,792,715	$1,686,390	$309,821
Net realized gain (loss)	12,550,761	21,039,329	1,219,879	297,352	77,734	(20,892)
Net change in unrealized appreciation (depreciation)	(5,626,331)	(344,114)	342,929	(3,283,327)	2,041,418	256,358
Net increase (decrease) in net assets resulting from operations	8,928,658	21,042,035	1,920,020	(1,193,260)	3,805,542	545,287

Dividends and/or distributions to shareholders:
Net investment income:
Class R	(1,808,398)	(219,043)	—	(1,709,361)	(1,351,847)	—
Class R4	(275,195)	(214,487)	(357,604)	(79,731)	(147,772)	(310,689)
Total dividends and/or distributions from net investment income	(2,083,593)	(433,530)	(357,604)	(1,789,092)	(1,499,619)	(310,689)

Capital share transactions:
Proceeds from shares sold:
Class R	763,750	446,246	—	972,239	1,206,426	—
Class R4	470,001	1,414,333	2,413,487	711,537	951,917	1,954,572
	1,233,751	1,860,579	2,413,487	1,683,776	2,158,343	1,954,572
Issued from fund acquisition:
Class R	—	249,595,177	—	—	197,514,479	—
Class R4	—	39,901,367	—	—	—	—
	—	289,496,544	—	—	197,514,479	—
Dividends and/or distributions reinvested:
Class R	1,808,398	219,043	—	1,709,361	1,351,847	—
Class R4	275,195	214,487	357,604	79,731	147,772	310,689
	2,083,593	433,530	357,604	1,789,092	1,499,619	310,689
Cost of shares redeemed:
Class R	(20,986,847)	(40,163,455)	—	(19,864,854)	(20,230,729)	—
Class R4	(4,535,972)	(42,237,540)	(4,503,317)	(922,844)	(6,319,580)	(2,952,762)
	(25,522,819)	(82,400,995)	(4,503,317)	(20,787,698)	(26,550,309)	(2,952,762)
Net increase (decrease) in net assets resulting from capital share transactions	(22,205,475)	209,389,658	(1,732,226)	(17,314,830)	174,622,132	(687,501)
Net increase (decrease) in net assets	(15,360,410)	229,998,163	(169,810)	(20,297,182)	176,928,055	(452,903)

Net assets:
Beginning of period/year	258,487,423	28,489,260	28,659,070	188,824,542	11,896,487	12,349,390
End of period/year	$243,127,013	$258,487,423	$28,489,260	$168,527,360	$188,824,542	$11,896,487
Undistributed (distributions in excess of) net investment income (loss)	$(79,365)	$—	$—	$190,541	$186,918	$—

Capital share transactions - shares:
Shares issued:
Class R	70,068	55,357	—	97,084	134,991	—
Class R4	42,695	144,324	279,226	70,654	96,154	198,981
	112,763	199,681	279,226	167,738	231,145	198,981
Shares issued on fund acquisition:
Class R	—	24,959,518	—	—	19,751,448	—
Class R4	—	3,990,137	—	—	—	—
	—	28,949,655	—	—	19,751,448	—
Shares reinvested:
Class R	165,324	21,463	—	170,959	134,734	—
Class R4	25,189	21,416	39,868	7,977	14,799	31,615
	190,513	42,879	39,868	178,936	149,533	31,615
Shares redeemed:
Class R	(1,875,910)	(3,890,465)	—	(1,975,132)	(2,008,488)	—
Class R4	(417,787)	(4,142,692)	(512,375)	(92,029)	(632,307)	(300,818)
	(2,293,697)	(8,033,157)	(512,375)	(2,067,161)	(2,640,795)	(300,818)
Net increase (decrease) in shares outstanding:
Class R	(1,640,518)	21,145,873	—	(1,707,089)	18,012,685	—
Class R4	(349,903)	13,185	(193,281)	(13,398)	(521,354)	(70,222)
	(1,990,421)	21,159,058	(193,281)	(1,720,487)	17,491,331	(70,222)

(A)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 19, 2017, the Fund underwent a 1.22-for-1 share split. The Capital share transactions – shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	Effective May 19, 2017, the Fund underwent a 1.11-for-1 share split. The Capital share transactions – shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Manager Alternative Strategies Portfolio
	April 30, 2018 (unaudited)	October 31, 2017 (A)
From operations:
Net investment income (loss)	$1,870,707	$1,686,877
Net realized gain (loss)	1,953,675	(1,433,364)
Net change in unrealized appreciation (depreciation)	(2,273,610)	4,507,027
Net increase (decrease) in net assets resulting from operations	1,550,772	4,760,540

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(405,017)	(667,194)
Class C	(230,495)	(154,533)
Class I	(1,400,849)	(1,458,668)
Class R6	(1,830)	(909)
Class T1	(131)	—
Total dividends and/or distributions from net investment income	(2,038,322)	(2,281,304)

Capital share transactions:
Proceeds from shares sold:
Class A	918,906	4,822,075
Class C	988,155	1,055,657
Class I	5,509,054	31,917,682
Class R6	12,425	40,438
Class T1	—	10,000
	7,428,540	37,845,852
Dividends and/or distributions reinvested:
Class A	388,924	633,442
Class C	211,123	138,283
Class I	1,344,866	1,318,413
Class R6	1,830	909
Class T1	131	—
	1,946,874	2,091,047
Cost of shares redeemed:
Class A	(5,126,755)	(34,925,011)
Class C	(7,892,744)	(27,479,242)
Class I	(17,735,268)	(60,321,746)
Class R6	(16,958)	(238)
	(30,771,725)	(122,726,237)
Net increase (decrease) in net assets resulting from capital share transactions	(21,396,311)	(82,789,338)
Net increase (decrease) in net assets	(21,883,861)	(80,310,102)

Net assets:
Beginning of period/year	162,635,524	242,945,626
End of period/year	$140,751,663	$162,635,524
Undistributed (distributions in excess of) net investment income (loss)	$239,904	$407,519

Capital share transactions - shares:
Shares issued:
Class A	92,729	500,226
Class C	99,926	109,982
Class I	556,763	3,310,753
Class R6	1,252	4,147
Class T1	—	1,034
	750,670	3,926,142
Shares reinvested:
Class A	39,605	66,748
Class C	21,587	14,633
Class I	137,653	139,515
Class R6	185	95
Class T1	13	—
	199,043	220,991
Shares redeemed:
Class A	(517,554)	(3,621,203)
Class C	(801,213)	(2,869,340)
Class I	(1,796,649)	(6,259,077)
Class R6	(1,709)	(24)
	(3,117,125)	(12,749,644)
Net increase (decrease) in shares outstanding:
Class A	(385,220)	(3,054,229)
Class C	(679,700)	(2,744,725)
Class I	(1,102,233)	(2,808,809)
Class R6	(272)	4,218
Class T1	13	1,034
	(2,167,412)	(8,602,511)

(A)	Class T1 commenced operations on March 17, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.59		$11.18	$11.40		$12.38	$12.33	$11.73
Investment operations:
Net investment income (loss) (A) (B)	0.16		0.24	0.23	(C)	0.23	0.29	0.27
Net realized and unrealized gain (loss)	(0.09)		0.71	0.18		(0.11)	0.39	0.64
Total investment operations	0.07		0.95	0.41		0.12	0.68	0.91
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.25)	(0.25)		(0.23)	(0.30)	(0.27)
Net realized gains	(0.49)		(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.65)		(0.54)	(0.63)		(1.10)	(0.63)	(0.31)
Net asset value, end of period/year	$11.01		$11.59	$11.18		$11.40	$12.38	$12.33
Total return (D)	0.57	%(E)	8.78%	3.83%		1.07%	5.65%	7.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$678,954		$734,113	$622,495		$449,574	$416,116	$451,868
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48	%(G)	0.47%	0.48%		0.51%	0.53%	0.58%
Including waiver and/or reimbursement and recapture	0.48	%(G)	0.47%	0.47	%(C)	0.51%	0.53%	0.58%
Net investment income (loss) to average net assets (B)	2.83	%(G)	2.15%	2.12	%(C)	1.94%	2.38%	2.30%
Portfolio turnover rate (H)	9	%(E)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.54		$11.12	$11.34		$12.32	$12.26	$11.66
Investment operations:
Net investment income (loss) (A) (B)	0.12		0.17	0.18	(C)	0.15	0.21	0.19
Net realized and unrealized gain (loss)	(0.11)		0.68	0.14		(0.12)	0.38	0.63
Total investment operations	0.01		0.85	0.32		0.03	0.59	0.82
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.14)	(0.16)		(0.14)	(0.20)	(0.18)
Net realized gains	(0.49)		(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.59)		(0.43)	(0.54)		(1.01)	(0.53)	(0.22)
Net asset value, end of period/year	$10.96		$11.54	$11.12		$11.34	$12.32	$12.26
Total return (D)	0.02	%(E)	7.86%	3.01%		0.23%	4.96%	7.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,897		$6,731	$14,366		$23,943	$37,192	$52,694
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.46	%(G)	1.34%	1.30%		1.29%	1.28%	1.29%
Including waiver and/or reimbursement and recapture	1.45	%(G)	1.34%	1.29	%(C)	1.29%	1.28%	1.29%
Net investment income (loss) to average net assets (B)	2.05	%(G)	1.52%	1.66	%(C)	1.31%	1.73%	1.62%
Portfolio turnover rate (H)	9	%(E)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.49		$11.08	$11.30		$12.29	$12.24	$11.64
Investment operations:
Net investment income (loss) (A) (B)	0.12		0.17	0.17	(C)	0.15	0.21	0.19
Net realized and unrealized gain (loss)	(0.09)		0.69	0.16		(0.12)	0.38	0.64
Total investment operations	0.03		0.86	0.33		0.03	0.59	0.83
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.16)	(0.17)		(0.15)	(0.21)	(0.19)
Net realized gains	(0.49)		(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.61)		(0.45)	(0.55)		(1.02)	(0.54)	(0.23)
Net asset value, end of period/year	$10.91		$11.49	$11.08		$11.30	$12.29	$12.24
Total return (D)	0.19	%(E)	7.99%	3.10%		0.26%	4.97%	7.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$303,372		$331,669	$405,546		$453,483	$508,285	$548,471
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.24	%(G)	1.23%	1.22%		1.22%	1.22%	1.23%
Including waiver and/or reimbursement and recapture	1.24	%(G)	1.23%	1.21	%(C)	1.22%	1.22%	1.23%
Net investment income (loss) to average net assets (B)	2.08	%(G)	1.51%	1.56	%(C)	1.26%	1.69%	1.63%
Portfolio turnover rate (H)	9	%(E)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.62		$11.21	$11.42		$12.40	$12.35	$11.75
Investment operations:
Net investment income (loss) (A) (B)	0.18		0.28	0.28	(C)	0.27	0.32	0.30
Net realized and unrealized gain (loss)	(0.10)		0.69	0.16		(0.12)	0.39	0.65
Total investment operations	0.08		0.97	0.44		0.15	0.71	0.95
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.27)	(0.27)		(0.26)	(0.33)	(0.31)
Net realized gains	(0.49)		(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.66)		(0.56)	(0.65)		(1.13)	(0.66)	(0.35)
Net asset value, end of period/year	$11.04		$11.62	$11.21		$11.42	$12.40	$12.35
Total return	0.68	%(D)	8.97%	4.13%		1.33%	5.94%	8.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,312		$29,213	$25,946		$28,126	$32,814	$28,551
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.27	%(F)	0.26%	0.26%		0.26%	0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.27	%(F)	0.26%	0.25	%(C)	0.26%	0.26%	0.26%
Net investment income (loss) to average net assets (B)	3.12	%(F)	2.46%	2.50	%(C)	2.28%	2.58%	2.47%
Portfolio turnover rate (G)	9	%(D)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.70		$11.28	$11.49		$12.47	$12.41	$11.81
Investment operations:
Net investment income (loss) (A) (B)	0.14		0.21	0.22	(C)	0.21	0.25	0.27
Net realized and unrealized gain (loss)	(0.09)		0.70	0.15		(0.13)	0.40	0.61
Total investment operations	0.05		0.91	0.37		0.08	0.65	0.88
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.20)	(0.20)		(0.19)	(0.26)	(0.24)
Net realized gains	(0.49)		(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.63)		(0.49)	(0.58)		(1.06)	(0.59)	(0.28)
Net asset value, end of period/year	$11.12		$11.70	$11.28		$11.49	$12.47	$12.41
Total return	0.42	%(D)	8.35%	3.44%		0.68%	5.40%	7.61%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,436		$1,359	$1,209		$1,532	$2,051	$2,439
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.83	%(F)	0.85%	0.86%		0.86%	0.82%	0.81%
Including waiver and/or reimbursement and recapture	0.83	%(F)	0.85%	0.85	%(C)	0.86%	0.82%	0.81%
Net investment income (loss) to average net assets (B)	2.45	%(F)	1.88%	1.97	%(C)	1.77%	2.06%	2.21%
Portfolio turnover rate (G)	9	%(D)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.62		$11.11
Investment operations:
Net investment income (loss) (B) (C)	0.16		0.11
Net realized and unrealized gain (loss)	(0.08)		0.49
Total investment operations	0.08		0.60
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.09)
Net realized gains	(0.49)		—
Total dividends and/or distributions to shareholders	(0.66)		(0.09)
Net asset value, end of period	$11.04		$11.62
Total return (D)	0.61	%(E)	5.42	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (F)	0.40	%(G)	0.40	%(G)
Net investment income (loss) to average net assets (C)	2.89	%(G)	1.59	%(G)
Portfolio turnover rate (H)	9	%(E)	18%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.65		$11.12
Investment operations:
Net investment income (loss) (B) (C)	0.16		0.12
Net realized and unrealized gain (loss)	(0.08)		0.51
Total investment operations	0.08		0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.10)
Net realized gains	(0.49)		—
Total dividends and/or distributions to shareholders	(0.66)		(0.10)
Net asset value, end of period	$11.07		$11.65
Total return	0.63	%(D)	5.68	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$23		$23
Expenses to average net assets (E)	0.37	%(F)	0.35	%(F)
Net investment income (loss) to average net assets (C)	2.92	%(F)	1.63	%(F)
Portfolio turnover rate (G)	9	%(D)	18%

(A)	Commenced operations on March 3, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$16.35		$14.71	$15.57		$16.35	$15.26	$12.37
Investment operations:
Net investment income (loss) (A) (B)	0.25		0.23	0.23	(C)	0.20	0.32	0.16
Net realized and unrealized gain (loss)	0.28		2.55	0.24		0.23	1.08	2.87
Total investment operations	0.53		2.78	0.47		0.43	1.40	3.03
Dividends and/or distributions to shareholders:
Net investment income	(0.32)		(0.24)	(0.23)		(0.22)	(0.31)	(0.14)
Net realized gains	(1.35)		(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(1.67)		(1.14)	(1.33)		(1.21)	(0.31)	(0.14)
Net asset value, end of period/year	$15.21		$16.35	$14.71		$15.57	$16.35	$15.26
Total return (D)	3.31	%(E)	20.19%	3.28%		2.65%	9.30%	24.75%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$805,989		$830,875	$727,751		$729,547	$728,850	$693,517
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.52	%(G)	0.52%	0.53%		0.53%	0.55%	0.62%
Including waiver and/or reimbursement and recapture	0.52	%(G)	0.52%	0.52	%(C)	0.53%	0.55%	0.62%
Net investment income (loss) to average net assets (B)	3.15	%(G)	1.53%	1.63	%(C)	1.26%	2.02%	1.18%
Portfolio turnover rate (H)	19	%(E)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$16.04		$14.40	$15.22		$15.98	$14.91	$12.07
Investment operations:
Net investment income (loss) (A) (B)	0.20		0.16	0.15	(C)	0.10	0.23	0.07
Net realized and unrealized gain (loss)	0.25		2.45	0.18		0.19	1.03	2.80
Total investment operations	0.45		2.61	0.33		0.29	1.26	2.87
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.07)	(0.05)		(0.06)	(0.19)	(0.03)
Net realized gains	(1.35)		(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(1.43)		(0.97)	(1.15)		(1.05)	(0.19)	(0.03)
Net asset value, end of period/year	$15.06		$16.04	$14.40		$15.22	$15.98	$14.91
Total return (D)	2.83	%(E)	19.16%	2.39%		1.79%	8.49%	23.83%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,362		$14,456	$26,931		$47,506	$73,479	$98,099
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.53	%(G)	1.41%	1.37%		1.35%	1.34%	1.38%
Including waiver and/or reimbursement and recapture	1.45	%(G)	1.41%	1.36	%(C)	1.35%	1.34%	1.38%
Net investment income (loss) to average net assets (B)	2.63	%(G)	1.06%	1.10	%(C)	0.64%	1.51%	0.51%
Portfolio turnover rate (H)	19	%(E)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$15.82		$14.26	$15.13		$15.92	$14.88	$12.06
Investment operations:
Net investment income (loss) (A) (B)	0.18		0.13	0.13	(C)	0.08	0.20	0.07
Net realized and unrealized gain (loss)	0.28		2.46	0.21		0.23	1.06	2.81
Total investment operations	0.46		2.59	0.34		0.31	1.26	2.88
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.13)	(0.11)		(0.11)	(0.22)	(0.06)
Net realized gains	(1.35)		(0.90)	(1.10)		(0.99)	–	–
Total dividends and/or distributions to shareholders	(1.54)		(1.03)	(1.21)		(1.10)	(0.22)	(0.06)
Net asset value, end of period/year	$14.74		$15.82	$14.26		$15.13	$15.92	$14.88
Total return (D)	2.98	%(E)	19.31%	2.49%		1.91%	8.51%	23.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$597,990		$628,621	$660,687		$716,039	$736,246	$710,928
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.26	%(G)	1.26%	1.27%		1.26%	1.26%	1.30%
Including waiver and/or reimbursement and recapture	1.26	%(G)	1.26%	1.26	%(C)	1.26%	1.26%	1.30%
Net investment income (loss) to average net assets (B)	2.43	%(G)	0.91%	0.93	%(C)	0.54%	1.32%	0.51%
Portfolio turnover rate (H)	19	%(E)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$16.36		$14.72	$15.59		$16.37	$15.28	$12.39
Investment operations:
Net investment income (loss) (A) (B)	0.27		0.23	0.28	(C)	0.23	0.35	0.20
Net realized and unrealized gain (loss)	0.27		2.59	0.22		0.25	1.11	2.88
Total investment operations	0.54		2.82	0.50		0.48	1.46	3.08
Dividends and/or distributions to shareholders:
Net investment income	(0.36)		(0.28)	(0.27)		(0.27)	(0.37)	(0.19)
Net realized gains	(1.35)		(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(1.71)		(1.18)	(1.37)		(1.26)	(0.37)	(0.19)
Net asset value, end of period/year	$15.19		$16.36	$14.72		$15.59	$16.37	$15.28
Total return	3.40	%(D)	20.52%	3.52%		2.96%	9.64%	25.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$56,906		$56,253	$32,116		$34,547	$30,595	$23,052
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.26	%(F)	0.26%	0.26%		0.26%	0.26%	0.27%
Including waiver and/or reimbursement and recapture	0.26	%(F)	0.26%	0.25	%(C)	0.26%	0.26%	0.27%
Net investment income (loss) to average net assets (B)	3.43	%(F)	1.50%	1.96	%(C)	1.48%	2.19%	1.49%
Portfolio turnover rate (G)	19	%(D)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$16.20		$14.57	$15.45		$16.24	$15.16	$12.27
Investment operations:
Net investment income (loss) (A) (B)	0.21		0.18	0.21	(C)	0.15	0.23	0.13
Net realized and unrealized gain (loss)	0.29		2.55	0.20		0.23	1.12	2.86
Total investment operations	0.50		2.73	0.41		0.38	1.35	2.99
Dividends and/or distributions to shareholders:
Net investment income	(0.28)		(0.20)	(0.19)		(0.18)	(0.27)	(0.10)
Net realized gains	(1.35)		(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(1.63)		(1.10)	(1.29)		(1.17)	(0.27)	(0.10)
Net asset value, end of period/year	$15.07		$16.20	$14.57		$15.45	$16.24	$15.16
Total return	3.14	%(D)	19.94%	2.90%		2.29%	9.01%	24.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,810		$2,702	$2,142		$2,260	$2,127	$2,541
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.79	%(F)	0.80%	0.86%		0.83%	0.85%	0.84%
Including waiver and/or reimbursement and recapture	0.79	%(F)	0.80%	0.85	%(C)	0.83%	0.85%	0.84%
Net investment income (loss) to average net assets (B)	2.77	%(F)	1.19%	1.47	%(C)	0.93%	1.47%	0.97%
Portfolio turnover rate (G)	19	%(D)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$16.37		$14.92
Investment operations:
Net investment income (loss) (B) (C)	0.25		0.04
Net realized and unrealized gain (loss)	0.29		1.41
Total investment operations	0.54		1.45
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		—
Net realized gains	(1.35)		—
Total dividends and/or distributions to shareholders	(1.62)		—
Net asset value, end of period	$15.29		$16.37
Total return (D)	3.36	%(E)	9.72	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (F)	0.41	%(G)	0.40	%(G)
Net investment income (loss) to average net assets (C)	3.21	%(G)	0.43	%(G)
Portfolio turnover rate (H)	19	%(E)	9%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Growth Portfolio
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$16.35		$14.81
Investment operations:
Net investment income (loss) (B) (C)	0.08		0.04
Net realized and unrealized gain (loss)	0.46		1.50
Total investment operations	0.54		1.54
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		—
Net realized gains	(1.35)		—
Total dividends and/or distributions to shareholders	(1.62)		—
Net asset value, end of period	$15.27		$16.35
Total return	3.38	%(D)	10.40	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$35		$11
Expenses to average net assets (E)	0.36	%(F)	0.35	%(F)
Net investment income (loss) to average net assets (C)	1.04	%(F)	0.43	%(F)
Portfolio turnover rate (G)	19	%(D)	9%

(A)	Commenced operations on March 3, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$14.38		$13.34	$13.93		$15.23	$14.39	$12.34
Investment operations:
Net investment income (loss) (A) (B)	0.22		0.26	0.23	(C)	0.24	0.31	0.21
Net realized and unrealized gain (loss)	0.11		1.67	0.20		0.05	0.83	2.06
Total investment operations	0.33		1.93	0.43		0.29	1.14	2.27
Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.25)	(0.23)		(0.27)	(0.30)	(0.22)
Net realized gains	(1.04)		(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(1.34)		(0.89)	(1.02)		(1.59)	(0.30)	(0.22)
Net asset value, end of period/year	$13.37		$14.38	$13.34		$13.93	$15.23	$14.39
Total return (D)	2.26	%(E)	15.32%	3.35%		1.93%	8.01%	18.67%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,372,301		$1,434,214	$1,315,381		$1,301,591	$1,319,226	$1,269,265
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.49	%(G)	0.49%	0.50%		0.50%	0.52%	0.58%
Including waiver and/or reimbursement and recapture	0.49	%(G)	0.49%	0.49	%(C)	0.50%	0.52%	0.58%
Net investment income (loss) to average net assets (B)	3.16	%(G)	1.89%	1.76	%(C)	1.68%	2.09%	1.60%
Portfolio turnover rate (H)	15	%(E)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$14.55		$13.44	$13.97		$15.23	$14.38	$12.32
Investment operations:
Net investment income (loss) (A) (B)	0.18		0.18	0.15	(C)	0.15	0.23	0.12
Net realized and unrealized gain (loss)	0.08		1.65	0.18		0.02	0.79	2.05
Total investment operations	0.26		1.83	0.33		0.17	1.02	2.17
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.08)	(0.07)		(0.11)	(0.17)	(0.11)
Net realized gains	(1.04)		(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(1.11)		(0.72)	(0.86)		(1.43)	(0.17)	(0.11)
Net asset value, end of period/year	$13.70		$14.55	$13.44		$13.97	$15.23	$14.38
Total return (D)	1.73	%(E)	14.26%	2.55%		1.11%	7.16%	17.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,741		$24,269	$47,691		$84,073	$133,060	$182,030
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.49	%(G)	1.37%	1.34%		1.32%	1.30%	1.33%
Including waiver and/or reimbursement and recapture	1.45	%(G)	1.37%	1.33	%(C)	1.32%	1.30%	1.33%
Net investment income (loss) to average net assets (B)	2.56	%(G)	1.31%	1.15	%(C)	1.06%	1.52%	0.94%
Portfolio turnover rate (H)	15	%(E)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$14.28		$13.24	$13.82		$15.12	$14.30	$12.26
Investment operations:
Net investment income (loss) (A) (B)	0.17		0.17	0.14	(C)	0.14	0.21	0.12
Net realized and unrealized gain (loss)	0.10		1.65	0.19		0.04	0.82	2.05
Total investment operations	0.27		1.82	0.33		0.18	1.03	2.17
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.14)	(0.12)		(0.16)	(0.21)	(0.13)
Net realized gains	(1.04)		(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(1.22)		(0.78)	(0.91)		(1.48)	(0.21)	(0.13)
Net asset value, end of period/year	$13.33		$14.28	$13.24		$13.82	$15.12	$14.30
Total return (D)	1.84	%(E)	14.48%	2.60%		1.16%	7.23%	17.88%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,050,915		$1,123,771	$1,286,726		$1,431,708	$1,526,267	$1,506,825
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.24	%(G)	1.24%	1.24%		1.23%	1.23%	1.26%
Including waiver and/or reimbursement and recapture	1.24	%(G)	1.24%	1.23	%(C)	1.23%	1.23%	1.26%
Net investment income (loss) to average net assets (B)	2.42	%(G)	1.25%	1.05	%(C)	0.96%	1.39%	0.92%
Portfolio turnover rate (H)	15	%(E)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$14.38		$13.34	$13.93		$15.23	$14.40	$12.36
Investment operations:
Net investment income (loss) (A) (B)	0.23		0.27	0.27	(C)	0.28	0.34	0.24
Net realized and unrealized gain (loss)	0.11		1.69	0.19		0.05	0.84	2.06
Total investment operations	0.34		1.96	0.46		0.33	1.18	2.30
Dividends and/or distributions to shareholders:
Net investment income	(0.33)		(0.28)	(0.26)		(0.31)	(0.35)	(0.26)
Net realized gains	(1.04)		(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(1.37)		(0.92)	(1.05)		(1.63)	(0.35)	(0.26)
Net asset value, end of period/year	$13.35		$14.38	$13.34		$13.93	$15.23	$14.40
Total return	2.38	%(D)	15.62%	3.63%		2.22%	8.27%	19.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$87,620		$85,959	$53,166		$55,554	$54,952	$46,067
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.26	%(F)	0.25%	0.25%		0.25%	0.25%	0.26%
Including waiver and/or reimbursement and recapture	0.26	%(F)	0.25%	0.24	%(C)	0.25%	0.25%	0.26%
Net investment income (loss) to average net assets (B)	3.41	%(F)	1.96%	2.04	%(C)	1.94%	2.30%	1.84%
Portfolio turnover rate (G)	15	%(D)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$14.30		$13.26	$13.85		$15.15	$14.32	$12.28
Investment operations:
Net investment income (loss) (A) (B)	0.19		0.18	0.21	(C)	0.20	0.26	0.19
Net realized and unrealized gain (loss)	0.10		1.70	0.18		0.05	0.84	2.04
Total investment operations	0.29		1.88	0.39		0.25	1.10	2.23
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.20)	(0.19)		(0.23)	(0.27)	(0.19)
Net realized gains	(1.04)		(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(1.29)		(0.84)	(0.98)		(1.55)	(0.27)	(0.19)
Net asset value, end of period/year	$13.30		$14.30	$13.26		$13.85	$15.15	$14.32
Total return	2.05	%(D)	15.03%	3.10%		1.65%	7.77%	18.46%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,047		$4,246	$4,483		$5,262	$5,364	$5,202
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.76	%(F)	0.76%	0.79%		0.76%	0.75%	0.77%
Including waiver and/or reimbursement and recapture	0.76	%(F)	0.76%	0.78	%(C)	0.76%	0.75%	0.77%
Net investment income (loss) to average net assets (B)	2.84	%(F)	1.36%	1.61	%(C)	1.45%	1.75%	1.42%
Portfolio turnover rate (G)	15	%(D)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.39		$13.35
Investment operations:
Net investment income (loss) (B) (C)	0.22		0.12
Net realized and unrealized gain (loss)	0.10		0.92
Total investment operations	0.32		1.04
Dividends and/or distributions to shareholders:
Net investment income	(0.24)		—
Net realized gains	(1.04)		—
Total dividends and/or distributions to shareholders	(1.28)		—
Net asset value, end of period	$13.43		$14.39
Total return (D)	2.25	%(E)	7.79	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (F)	0.40	%(G)	0.39	%(G)
Net investment income (loss) to average net assets (C)	3.21	%(G)	1.36	%(G)
Portfolio turnover rate (H)	15	%(E)	14%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.37		$13.27
Investment operations:
Net investment income (loss) (B) (C)	0.22		0.09
Net realized and unrealized gain (loss)	0.11		1.01
Total investment operations	0.33		1.10
Dividends and/or distributions to shareholders:
Net investment income	(0.26)		—
Net realized gains	(1.04)		—
Total dividends and/or distributions to shareholders	(1.30)		—
Net asset value, end of period	$13.40		$14.37
Total return	2.32	%(D)	8.29	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (E)	0.35	%(F)	0.35	%(F)
Net investment income (loss) to average net assets (C)	3.26	%(F)	1.01	%(F)
Portfolio turnover rate (G)	15	%(D)	14%

(A)	Commenced operations on March 3, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$12.80		$12.11	$12.46		$13.56	$13.58	$12.26
Investment operations:
Net investment income (loss) (A) (B)	0.18		0.25	0.24	(C)	0.24	0.27	0.24
Net realized and unrealized gain (loss)	(0.02)		1.08	0.18		(0.06)	0.54	1.34
Total investment operations	0.16		1.33	0.42		0.18	0.81	1.58
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.23)	(0.25)		(0.28)	(0.27)	(0.26)
Net realized gains	(0.68)		(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.95)		(0.64)	(0.77)		(1.28)	(0.83)	(0.26)
Net asset value, end of period/year	$12.01		$12.80	$12.11		$12.46	$13.56	$13.58
Total return (D)	1.23	%(E)	11.54%	3.71%		1.32%	6.20%	13.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,031,507		$1,094,724	$1,000,707		$890,270	$899,852	$900,887
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.48	%(G)	0.48%	0.48%		0.49%	0.52%	0.56%
Including waiver and/or reimbursement and recapture	0.48	%(G)	0.48%	0.47	%(C)	0.49%	0.52%	0.56%
Net investment income (loss) to average net assets (B)	2.98	%(G)	2.07%	2.04	%(C)	1.90%	1.99%	1.89%
Portfolio turnover rate (H)	11	%(E)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$12.97		$12.23	$12.54		$13.60	$13.61	$12.26
Investment operations:
Net investment income (loss) (A) (B)	0.14		0.18	0.18	(C)	0.16	0.18	0.16
Net realized and unrealized gain (loss)	(0.03)		1.06	0.15		(0.08)	0.52	1.34
Total investment operations	0.11		1.24	0.33		0.08	0.70	1.50
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.09)	(0.12)		(0.14)	(0.15)	(0.15)
Net realized gains	(0.68)		(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.74)		(0.50)	(0.64)		(1.14)	(0.71)	(0.15)
Net asset value, end of period/year	$12.34		$12.97	$12.23		$12.54	$13.60	$13.61
Total return (D)	0.77	%(E)	10.53%	2.83%		0.54%	5.32%	12.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,618		$13,987	$29,432		$47,833	$71,121	$95,350
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.46	%(G)	1.34%	1.31%		1.30%	1.30%	1.31%
Including waiver and/or reimbursement and recapture	1.45	%(G)	1.34%	1.30	%(C)	1.30%	1.30%	1.31%
Net investment income (loss) to average net assets (B)	2.27	%(G)	1.47%	1.47	%(C)	1.22%	1.32%	1.21%
Portfolio turnover rate (H)	11	%(E)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$12.70		$12.01	$12.36		$13.44	$13.48	$12.17
Investment operations:
Net investment income (loss) (A) (B)	0.14		0.17	0.16	(C)	0.15	0.17	0.15
Net realized and unrealized gain (loss)	(0.03)		1.06	0.17		(0.05)	0.53	1.34
Total investment operations	0.11		1.23	0.33		0.10	0.70	1.49
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.13)	(0.16)		(0.18)	(0.18)	(0.18)
Net realized gains	(0.68)		(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.84)		(0.54)	(0.68)		(1.18)	(0.74)	(0.18)
Net asset value, end of period/year	$11.97		$12.70	$12.01		$12.36	$13.44	$13.48
Total return (D)	0.86	%(E)	10.69%	2.88%		0.70%	5.39%	12.37%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$727,282		$786,977	$939,970		$1,051,486	$1,138,082	$1,142,473
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.23	%(G)	1.22%	1.22%		1.22%	1.22%	1.24%
Including waiver and/or reimbursement and recapture	1.23	%(G)	1.22%	1.21	%(C)	1.22%	1.22%	1.24%
Net investment income (loss) to average net assets (B)	2.24	%(G)	1.43%	1.40	%(C)	1.18%	1.29%	1.21%
Portfolio turnover rate (H)	11	%(E)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$12.80		$12.11	$12.46		$13.56	$13.59	$12.28
Investment operations:
Net investment income (loss) (A) (B)	0.20		0.28	0.28	(C)	0.27	0.30	0.28
Net realized and unrealized gain (loss)	(0.03)		1.08	0.17		(0.06)	0.54	1.33
Total investment operations	0.17		1.36	0.45		0.21	0.84	1.61
Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.26)	(0.28)		(0.31)	(0.31)	(0.30)
Net realized gains	(0.68)		(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.98)		(0.67)	(0.80)		(1.31)	(0.87)	(0.30)
Net asset value, end of period/year	$11.99		$12.80	$12.11		$12.46	$13.56	$13.59
Total return	1.31	%(D)	11.80%	3.97%		1.60%	6.45%	13.41%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,687		$59,664	$43,818		$48,780	$47,590	$41,286
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.26	%(F)	0.25%	0.25%		0.25%	0.25%	0.26%
Including waiver and/or reimbursement and recapture	0.26	%(F)	0.25%	0.24	%(C)	0.25%	0.25%	0.26%
Net investment income (loss) to average net assets (B)	3.24	%(F)	2.26%	2.40	%(C)	2.13%	2.21%	2.17%
Portfolio turnover rate (G)	11	%(D)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$12.72		$12.03	$12.39		$13.48	$13.52	$12.20
Investment operations:
Net investment income (loss) (A) (B)	0.16		0.17	0.21	(C)	0.21	0.22	0.21
Net realized and unrealized gain (loss)	(0.02)		1.13	0.17		(0.05)	0.55	1.34
Total investment operations	0.14		1.30	0.38		0.16	0.77	1.55
Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.20)	(0.22)		(0.25)	(0.25)	(0.23)
Net realized gains	(0.68)		(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.91)		(0.61)	(0.74)		(1.25)	(0.81)	(0.23)
Net asset value, end of period/year	$11.95		$12.72	$12.03		$12.39	$13.48	$13.52
Total return	1.06	%(D)	11.20%	3.40%		1.17%	5.88%	12.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,890		$4,693	$5,256		$5,470	$5,665	$4,990
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.73	%(F)	0.73%	0.74%		0.73%	0.73%	0.76%
Including waiver and/or reimbursement and recapture	0.73	%(F)	0.73%	0.72	%(C)	0.73%	0.73%	0.76%
Net investment income (loss) to average net assets (B)	2.66	%(F)	1.38%	1.80	%(C)	1.67%	1.68%	1.67%
Portfolio turnover rate (G)	11	%(D)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.81		$12.03
Investment operations:
Net investment income (loss) (B) (C)	0.19		0.09
Net realized and unrealized gain (loss)	(0.03)		0.69
Total investment operations	0.16		0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.22)		—
Net realized gains	(0.68)		—
Total dividends and/or distributions to shareholders	(0.90)		—
Net asset value, end of period	$12.07		$12.81
Total return (D)	1.23	%(E)	6.48	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (F)	0.40	%(G)	0.40	%(G)
Net investment income (loss) to average net assets (C)	2.23	%(G)	1.21	%(G)
Portfolio turnover rate (H)	11	%(E)	13%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.78		$11.97
Investment operations:
Net investment income (loss) (B) (C)	0.19		0.11
Net realized and unrealized gain (loss)	(0.01)		0.70
Total investment operations	0.18		0.81
Dividends and/or distributions to shareholders:
Net investment income	(0.24)		—
Net realized gains	(0.68)		—
Total dividends and/or distributions to shareholders	(0.92)		—
Net asset value, end of period	$12.04		$12.78
Total return	1.37	%(D)	6.77	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (E)	0.36	%(F)	0.35	%(F)
Net investment income (loss) to average net assets (C)	2.27	%(F)	1.36	%(F)
Portfolio turnover rate (G)	11	%(D)	13%

(A)	Commenced operations on March 3, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.38		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.05
Net realized and unrealized gain (loss)	0.06		0.37
Total investment operations	0.15		0.42
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.04)
Net asset value, end of period	$10.44		$10.38
Total return	1.42	%(D)	4.24	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$394,293		$424,721
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)	0.60	%(F)
Net investment income (loss) to average net assets (C)	1.68	%(F)	0.99	%(F)
Portfolio turnover rate (G)	13	%(D)	26	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$10.38		$9.58		$9.23	$9.35	$9.16	$8.21	$7.60
Investment operations:
Net investment income (loss) (D) (E)	0.10		0.13		0.18	0.15	0.20	0.18	0.25
Net realized and unrealized gain (loss)	0.05		0.78		0.35	(0.12)	0.21	0.96	0.61
Total investment operations	0.15		0.91		0.53	0.03	0.41	1.14	0.86
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.11)		(0.18)	(0.15)	(0.22)	(0.19)	(0.25)
Net asset value, end of period/year	$10.43		$10.38		$9.58	$9.23	$9.35	$9.16	$8.21
Total return	1.45	%(F)	9.53	%(F)	5.74%	0.26%	4.50%	14.04%	11.40%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,603		$20,852		$78,806	$79,613	$92,989	$121,450	$158,181
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.38	%(H)	0.21	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(H)	0.20	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (E)	1.92	%(H)	1.37	%(H)	1.88%	1.57%	2.19%	2.07%	3.08%
Portfolio turnover rate (I)	13	%(F)	26	%(F)	45%	42%	76%	69%	62%

(A)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 19, 2017, the Fund underwent a 1.23-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation Long Horizon
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.68		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.01
Net realized and unrealized gain (loss)	0.27		0.68
Total investment operations	0.36		0.69
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.01)
Net asset value, end of period	$10.95		$10.68
Total return	3.35	%(D)	6.90	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$213,527		$225,869
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)	0.60	%(F)
Net investment income (loss) to average net assets (C)	1.57	%(F)	0.14	%(F)
Portfolio turnover rate (G)	16	%(D)	35	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Long Horizon
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$10.68		$9.38		$8.87	$8.92	$8.71	$7.01	$6.23
Investment operations:
Net investment income (loss) (D) (E)	0.10		0.06		0.11	0.11	0.17	0.12	0.11
Net realized and unrealized gain (loss)	0.27		1.31		0.51	(0.05)	0.22	1.72	0.78
Total investment operations	0.37		1.37		0.62	0.06	0.39	1.84	0.89
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.07)		(0.11)	(0.11)	(0.18)	(0.14)	(0.11)
Net asset value, end of period/year	$10.95		$10.68		$9.38	$8.87	$8.92	$8.71	$7.01
Total return	3.48	%(F)	14.69	%(F)	7.07%	0.63%	4.55%	26.33%	14.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,600		$32,618		$28,489	$28,659	$35,325	$32,711	$36,047
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.38	%(H)	0.28	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(H)	0.26	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (E)	1.77	%(H)	0.64	%(H)	1.29%	1.19%	1.98%	1.61%	1.54%
Portfolio turnover rate (I)	16	%(F)	35	%(F)	28%	43%	69%	58%	119%

(A)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 19, 2017, the Fund underwent a 1.22-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Asset Allocation Short Horizon
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.10		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10		0.08
Net realized and unrealized gain (loss)	(0.18)		0.09
Total investment operations	(0.08)		0.17
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.07)
Net asset value, end of period	$9.92		$10.10
Total return	(0.79	)%(D)	1.72	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$161,821		$181,866
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)	0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)	0.60	%(F)
Net investment income (loss) to average net assets (C)	2.01	%(F)	1.77	%(F)
Portfolio turnover rate (G)	16	%(D)	22	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Asset Allocation Short Horizon
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$10.10		$9.81		$9.63	$9.92	$9.80	$9.91	$9.60
Investment operations:
Net investment income (loss) (D) (E)	0.11		0.17		0.25	0.21	0.25	0.27	0.44
Net realized and unrealized gain (loss)	(0.18)		0.28		0.18	(0.28)	0.14	(0.11)	0.34
Total investment operations	(0.07)		0.45		0.43	(0.07)	0.39	0.16	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.16)		(0.25)	(0.22)	(0.27)	(0.27)	(0.47)
Net asset value, end of period/year	$9.92		$10.10		$9.81	$9.63	$9.92	$9.80	$9.91
Total return	(0.66	)%(F)	4.49	%(F)	4.48%	(0.72)%	4.07%	1.67%	8.27%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,706		$6,959		$11,896	$12,349	$17,622	$24,002	$28,713
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.38	%(H)	0.23	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.35	%(H)	0.22	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (E)	2.26	%(H)	1.98	%(H)	2.53%	2.07%	2.55%	2.70%	4.49%
Portfolio turnover rate (I)	16	%(F)	22	%(F)	49%	60%	133%	75%	110%

(A)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 19, 2017, the Fund underwent a 1.11-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.89		$9.71	$10.07		$10.50	$10.01	$9.92
Investment operations:
Net investment income (loss) (A) (B)	0.12		0.10	0.31	(C)	0.11	0.05	0.14
Net realized and unrealized gain (loss)	(0.03)		0.19	(0.22)		(0.47)	0.49	0.14
Total investment operations	0.09		0.29	0.09		(0.36)	0.54	0.28
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.11)	(0.28)		(0.07)	(0.05)	(0.19)
Net realized gains	—		—	(0.17)		—	—	—
Total dividends and/or distributions to shareholders	(0.13)		(0.11)	(0.45)		(0.07)	(0.05)	(0.19)
Net asset value, end of period/year	$9.85		$9.89	$9.71		$10.07	$10.50	$10.01
Total return (D)	1.22	%(E)	3.04%	1.07%		(3.42)%	5.46%	2.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,328		$32,240	$61,341		$91,684	$129,568	$200,903
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.82	%(G)	0.73%	0.70%		0.66%	0.72%	0.72%
Including waiver and/or reimbursement and recapture	0.80	%(G)	0.73%	0.69	%(C)	0.66%	0.72%	0.72%
Net investment income (loss) to average net assets (B)	2.47	%(G)	1.04%	3.28	%(C)	1.06%	0.46%	1.42%
Portfolio turnover rate (H)	6	%(E)	65%	42%		80%	79%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.78		$9.60	$9.94		$10.37		$9.91	$9.82
Investment operations:
Net investment income (loss) (A) (B)	0.09		0.02	0.23	(C)	0.03		(0.03)	0.08
Net realized and unrealized gain (loss)	(0.03)		0.18	(0.20)		(0.46)		0.49	0.13
Total investment operations	0.06		0.20	0.03		(0.43)		0.46	0.21
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.02)	(0.20)		(0.00	)(D)	—	(0.12)
Net realized gains	—		—	(0.17)		—		—	—
Total dividends and/or distributions to shareholders	(0.05)		(0.02)	(0.37)		(0.00	)(D)	—	(0.12)
Net asset value, end of period/year	$9.79		$9.78	$9.60		$9.94		$10.37	$9.91
Total return (E)	0.61	%(F)	2.22%	0.39%		(4.11)%		4.64%	2.18%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,926		$47,545	$72,959		$101,656		$125,950	$140,309
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.54	%(H)	1.47%	1.45%		1.42%		1.45%	1.44%
Including waiver and/or reimbursement and recapture	1.54	%(H)	1.47%	1.44	%(C)	1.42%		1.45%	1.44%
Net investment income (loss) to average net assets (B)	1.74	%(H)	0.21%	2.39	%(C)	0.28%		(0.29)%	0.80%
Portfolio turnover rate (I)	6	%(F)	65%	42%		80%		79%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.88		$9.71	$10.07		$10.52	$10.03	$9.94
Investment operations:
Net investment income (loss) (A) (B)	0.14		0.12	0.36	(C)	0.14	0.08	0.17
Net realized and unrealized gain (loss)	(0.03)		0.20	(0.24)		(0.47)	0.50	0.15
Total investment operations	0.11		0.32	0.12		(0.33)	0.58	0.32
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.15)	(0.31)		(0.12)	(0.09)	(0.23)
Net realized gains	—		—	(0.17)		—	—	—
Total dividends and/or distributions to shareholders	(0.17)		(0.15)	(0.48)		(0.12)	(0.09)	(0.23)
Net asset value, end of period/year	$9.82		$9.88	$9.71		$10.07	$10.52	$10.03
Total return	1.16	%(D)	3.32%	1.44%		(3.19)%	5.81%	3.25%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$71,393		$82,742	$108,591		$191,022	$238,046	$207,733
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.44	%(F)	0.40%	0.38%		0.38%	0.41%	0.39%
Including waiver and/or reimbursement and recapture	0.44	%(F)	0.40%	0.37	%(C)	0.38%	0.41%	0.39%
Net investment income (loss) to average net assets (B)	2.84	%(F)	1.24%	3.71	%(C)	1.31%	0.74%	1.74%
Portfolio turnover rate (G)	6	%(D)	65%	42%		80%	79%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.02		$9.85	$10.07		$10.59
Investment operations:
Net investment income (loss) (B) (C)	0.14		0.11	0.30	(D)	0.04
Net realized and unrealized gain (loss)	(0.03)		0.22	(0.16)		(0.56)
Total investment operations	0.11		0.33	0.14		(0.52)
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.16)	(0.19)		—
Net realized gains	—		—	(0.17)		—
Total dividends and/or distributions to shareholders	(0.18)		(0.16)	(0.36)		—
Net asset value, end of period/year	$9.95		$10.02	$9.85		$10.07
Total return	1.15	%(E)	3.41%	1.59%		(4.91	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$95		$99	$55		$47
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.35	%(G)	0.31%	0.28%		0.28	%(G)
Including waiver and/or reimbursement and recapture	0.35	%(G)	0.31%	0.26	%(D)	0.28	%(G)
Net investment income (loss) to average net assets (C)	2.85	%(G)	1.15%	3.08	%(D)	0.86	%(G)
Portfolio turnover rate (H)	6	%(E)	65%	42%		80%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.90		$9.67
Investment operations:
Net investment income (loss) (B) (C)	0.13		0.03
Net realized and unrealized gain (loss)	(0.02)		0.20
Total investment operations	0.11		0.23
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		—
Net asset value, end of period	$9.88		$9.90
Total return (D)	1.08	%(E)	2.38	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.59	%(G)	0.55	%(G)
Including waiver and/or reimbursement and recapture	0.59	%(G)	0.55	%(G)
Net investment income (loss) to average net assets (C)	2.64	%(G)	0.51	%(G)
Portfolio turnover rate (H)	6	%(E)	65%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS

At April 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective November 1, 2013, Class B shares are no longer available to existing investors except for exchanges, and dividend and capital gains reinvestment.

Fund	Class
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)	A,B,C,I,R,T1,Advisor
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)	A,B,C,I,R,T1,Advisor
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)	A,B,C,I,R,T1,Advisor
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)	A,B,C,I,R,T1,Advisor
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)	R,R4
Transamerica Asset Allocation Long Horizon (“Long Horizon”)	R,R4
Transamerica Asset Allocation Short Horizon (“Short Horizon”)	R,R4
Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”)	A,C,I,R6,T1

Each Fund, a “fund of fund”, invests the majority of its assets among certain other series of the Trust (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions;

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

1. ORGANIZATION (continued)

compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) for the Funds are from investments in shares of investment companies. Income or short-term capital gain distributions received from investment companies are recorded as dividend income. Long-term capital gain distributions received from investment companies are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the period ended April 30, 2018 by the Funds.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the Underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at April 30, 2018, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2018, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2018.

Repurchase agreements at April 30, 2018, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

The following is a summary of the location and the Funds’ fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2018. Funds not listed in the subsequent tables do not have derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Net unrealized appreciation on futures contracts (A) (B)	$7,456	$—	$—	$—	$—	$7,456
Total	$7,456	$—	$—	$—	$—	$7,456

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Futures contracts	$316,511	$—	$—	$—	$—	$316,511
Total	$316,511	$—	$—	$—	$—	$316,511

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Futures contracts	$(115,185)	$—	$—	$—	$—	$(115,185)
Total	$(115,185)	$—	$—	$—	$—	$(115,185)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2018.

	Futures Contracts at Notional Amount
Fund	Long	Short
Multi-Manager Alternative Strategies	642,857	(4,485,714)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

The Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying Funds in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

As of April 30, 2018, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows.

Fund	Account Balance	Percentage of Net Assets
Asset Allocation – Conservative	$202,201	0.02%
Asset Allocation – Growth	22,733	0.00	(A)
Asset Allocation – Moderate Growth	1,263,823	0.05
Asset Allocation – Moderate	365,601	0.02
Intermediate Horizon	414,896,178	100.00

Fund	Account Balance	Percentage of Net Assets
Long Horizon	$243,127,013	100.00%
Short Horizon	168,527,360	100.00
Multi-Manager Alternative Strategies	98,526	0.07

(A)	Rounds to less than 0.01%.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily ANA at the following rates:

Fund	Rate
Asset Allocation – Conservative	0.1225%
Asset Allocation – Growth	0.1225
Asset Allocation – Moderate Growth	0.1225
Asset Allocation – Moderate	0.1225
Intermediate Horizon	0.1200
Long Horizon	0.1200

Fund	Rate
Short Horizon	0.1200%
Multi-Manager Alternative Strategies
First $500 million	0.1925
Over $500 million up to $1 billion	0.1725
Over $1 billion up to $2 billion	0.1525
Over $2 billion	0.1425

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B)(C)
Asset Allocation – Conservative
Class A	0.60%	0.70%
Class B	1.45%
Class C	1.35%	1.45
Class I	0.35%	0.45
Class R	0.95%
Class T1	0.70%
Advisor Class	0.45%
Asset Allocation – Growth
Class A	0.60%	0.70
Class B	1.45%
Class C	1.35%	1.45
Class I	0.35%	0.45
Class R	0.95%
Class T1	0.70%
Advisor Class	0.45%
Asset Allocation – Moderate Growth
Class A	0.60%	0.70
Class B	1.45%
Class C	1.35%	1.45
Class I	0.35%	0.45
Class R	0.85%	0.95
Class T1	0.70%
Advisor Class	0.45%

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B)(C)
Asset Allocation – Moderate
Class A	0.60%	0.70%
Class B	1.45%
Class C	1.35%	1.45
Class I	0.35%	0.45
Class R	0.85%	0.95
Class T1	0.70%
Advisor Class	0.45%
Intermediate Horizon
Class R	0.60%	NA
Class R4	0.35%	NA
Long Horizon
Class R	0.60%	NA
Class R4	0.35%	NA
Short Horizon
Class R	0.60%	NA
Class R4	0.35%	NA
Multi-Manager Alternative Strategies
Class A	0.80%
Class C	1.55%
Class I	0.55%
Class R6	0.45%	0.55
Class T1	0.80%

(A)	Current operating expense limit is effective through March 1, 2019.
(B)	Prior operating expense limit was effective through March 1, 2018.
(C)	No rate present indicates no change to the operating expense limit during the period.

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2018, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period.

	Amounts Available
Fund	2017	2018	Total
Asset Allocation – Conservative (A)
Class B	$—	$295	$295
Asset Allocation – Growth (A)
Class B	—	4,295	4,295
Asset Allocation – Moderate Growth (A)
Class B	—	3,202	3,202
Asset Allocation – Moderate (A)
Class B	—	481	481
Intermediate Horizon
Class R (B)	39,740	41,179	80,919
Class R4 (C)	4,834	2,821	7,655
Long Horizon
Class R (B)	21,588	22,312	43,900
Class R4 (C)	5,253	4,376	9,629
Short Horizon
Class R (B)	17,323	17,042	34,365
Class R4 (C)	985	969	1,954
Multi-Manager Alternative Strategies (A)
Class A	—	2,285	2,285

(A)	Fund had no recapture balances available prior to the last fiscal year end.
(B)	Class R commenced operations on May 19, 2017.
(C)	Class R4 was not subject to recapture prior to May 19, 2017. Please reference the Reorganization section of the Notes to Financial Statements for more information.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class B	1.00
Class C	1.00
Class R	0.50
Class R4	0.25
Class T1	0.25

(A)	12b-1 fees are not applicable for Class I, Class R6, and Advisor Class.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Shareholder fees: Class A and Class T1 shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class B and Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2018, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Conservative
Class A	$129,637	$46
Class B	—	51
Class C	—	3,408
Class T1	—	—
Asset Allocation – Growth
Class A	513,515	1,042
Class B	—	383
Class C	—	17,044
Class T1	—	—
Asset Allocation – Moderate Growth
Class A	737,260	26,077
Class B	—	752
Class C	—	23,734
Class T1	—	—

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Moderate
Class A	$413,320	$57
Class B	—	80
Class C	—	10,125
Class T1	—	—
Multi-Manager Alternative Strategies
Class A	6,633	—
Class C	—	248
Class T1	—	—

Administration fees: Each Fund pays a management fee to TAM for investment management and administration services. The management fee is reflected in Investment management fees within the Statements of Operations.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2018, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Asset Allocation – Conservative	$355,094	$82,199
Asset Allocation – Growth	814,817	160,623
Asset Allocation – Moderate Growth	1,165,491	240,340
Asset Allocation – Moderate	730,776	157,572
Intermediate Horizon	768	133
Long Horizon	1,128	195
Short Horizon	264	44
Multi-Manager Alternative Strategies	116,472	25,066

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2018.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Asset Allocation – Conservative	$99,153,535	$200,703,291
Asset Allocation – Growth	295,790,703	412,436,259
Asset Allocation – Moderate Growth	395,016,038	606,453,426
Asset Allocation – Moderate	205,399,996	367,988,946
Intermediate Horizon	55,155,633	93,322,957
Long Horizon	39,586,241	64,251,353
Short Horizon	27,789,623	47,399,741
Multi-Manager Alternative Strategies	9,150,000	32,884,284

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Portfolio	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Asset Allocation – Conservative Portfolio	$980,947,456	$51,272,798	$(20,400,782)	$30,872,016
Asset Allocation – Growth Portfolio	1,265,533,309	218,135,581	(10,718,515)	207,417,066
Asset Allocation – Moderate Growth Portfolio	2,281,504,825	278,087,196	(29,543,400)	248,543,796
Asset Allocation – Moderate Portfolio	1,710,239,495	148,903,750	(30,070,857)	118,832,893
Intermediate Horizon	398,826,919	23,032,920	(6,743,951)	16,288,969
Long Horizon	219,496,135	24,350,262	(596,511)	23,753,751
Short Horizon	170,093,717	2,534,599	(4,010,132)	(1,475,533)
Multi-Manager Alternative Strategies Portfolio	145,649,180	2,362,729	(7,008,768)	(4,646,039)

10. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s Class R4 underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statements of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Intermediate Horizon	May 19, 2017	1.23-for-1	6,178,610	7,629,144	Decrease	Increase
Long Horizon	May 19, 2017	1.22-for-1	2,274,630	2,783,722	Decrease	Increase
Short Horizon	May 19, 2017	1.11-for-1	963,865	1,072,255	Decrease	Increase

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

11. REORGANIZATION

Following the close of business on the date listed in the subsequent table (the “Reorganization Date”), Target Funds reorganized into new Funds (the “Destination Funds”) within the Trust. The reorganizations into newly organized Destination Funds were as follows:

Target Fund	Destination Fund/Class	Reorganization Date
	Intermediate Horizon:	May 19, 2017
Transamerica Asset Allocation – Intermediate Horizon	Class R
Transamerica Asset Allocation – Short/Intermediate Horizon	Class R
Transamerica Institutional Asset Allocation – Intermediate Horizon (A)	Class R4
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Class R4
	Long Horizon:	May 19, 2017
Transamerica Asset Allocation – Intermediate/Long Horizon	Class R
Transamerica Asset Allocation – Long Horizon	Class R
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Class R4
Transamerica Institutional Asset Allocation – Long Horizon (A)	Class R4
	Short Horizon:	May 19, 2017
Transamerica Asset Allocation – Short Horizon	Class R
Transamerica Institutional Asset Allocation – Short Horizon (A)	Class R4

(A)	Accounting and performance survivor of the reorganizations. Where a Target Fund was the accounting and performance survivor for financial reporting purposes, the accounting and performance survivors’ financial and performance history prior to the reorganization became the financial and performance history of the Destination Fund and is reflected in the Destination Fund’s financial statements and financial highlights.

Pursuant to an Agreement and Plan of Reorganization, each Target Fund transferred all of its property and assets to the corresponding Destination Fund. The purpose of the transactions was to achieve a more cohesive, focused, and streamlined fund complex. In exchange, the applicable Destination Fund assumed all of the liabilities of the applicable Target Fund and issued shares to that Target Fund, as described below. The reorganizations were tax-free for U.S. federal income tax purposes. The cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Destination Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shares issued to Target Fund shareholders from the Destination Fund, along with the exchange ratio of the reorganization for the Destination Funds, were as follows (shares of these Destination Funds that were not the accounting and performance survivor of the applicable reorganization are also shown):

Target Fund	Target Fund Shares	Destination Fund/Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
Transamerica Asset Allocation – Intermediate Horizon	19,476,272	Intermediate Horizon – Class R	27,159,060	$271,590,605	1.39
Transamerica Asset Allocation – Short/Intermediate Horizon	15,572,834	Intermediate Horizon – Class R	17,537,423	175,374,227	1.13
Transamerica Institutional Asset Allocation – Intermediate Horizon (B)	7,629,144	Intermediate Horizon – Class R4	7,629,144	76,291,440	1.00
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	827,949	Intermediate Horizon – Class R4	937,535	9,375,346	1.13
Transamerica Asset Allocation – Intermediate/Long Horizon	11,170,928	Long Horizon – Class R	16,767,394	167,673,942	1.50
Transamerica Asset Allocation – Long Horizon	5,920,486	Long Horizon – Class R	8,192,124	81,921,235	1.38
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	3,139,852	Long Horizon – Class R4	3,990,137	39,901,367	1.27
Transamerica Institutional Asset Allocation – Long Horizon (B)	2,783,722	Long Horizon – Class R4	2,783,722	27,837,217	1.00
Transamerica Asset Allocation – Short Horizon	17,016,521	Short Horizon – Class R	19,751,448	197,514,479	1.16
Transamerica Institutional Asset Allocation – Short Horizon (B)	1,072,255	Short Horizon –Class R4	1,072,255	10,722,549	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Target Fund shares outstanding on the relevant Reorganization Date.
(B)	Accounting and performance survivor.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

11. REORGANIZATION (continued)

The net assets of the Target Funds, including unrealized appreciation (depreciation), were combined with those of the Destination Funds. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Transamerica Asset Allocation – Intermediate Horizon	$8,469,628	$271,590,605	Intermediate Horizon	$—	$532,631,618
Transamerica Asset Allocation – Short/Intermediate Horizon	1,311,719	175,374,227
Transamerica Institutional Asset Allocation – Intermediate Horizon (A)	7,145,960	76,291,440
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	199,758	9,375,346
Transamerica Asset Allocation – Intermediate/Long Horizon	11,807,707	167,673,942	Long Horizon	—	317,333,761
Transamerica Asset Allocation – Long Horizon	9,422,999	81,921,235
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	5,232,915	39,901,367
Transamerica Institutional Asset Allocation – Long Horizon (A)	4,123,183	27,837,217
Transamerica Asset Allocation – Short Horizon	(101,572)	197,514,479	Short Horizon	—	208,237,028
Transamerica Institutional Asset Allocation – Short Horizon (A)	65,975	10,722,549

(A)	Accounting and performance survivor.

12. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2018

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2018

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc.

25335_SARMFP0418

© 2018 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by the relevant prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2018

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Fund(s) during the fiscal period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2018.

We believe it is important to understand market conditions over the six month period ended April 30, 2018 to provide a context for reading this report. The period began in November with the equity markets concluding a year of strength based in large part on expectations of an improving economy and higher corporate earnings growth. This strength in stocks extended through large, mid and small capitalization ranges as well as U.S. and international markets. By the end of the calendar year, the U.S. economy had posted two consecutive quarters of gross domestic product (“GDP”) growth above 3% for the first time since 2014, and this served to further boost investor confidence. In the international markets, global growth expectations moved higher and this boosted overseas equities as well.

In the final month of the year, Congress passed the Tax Cuts and Jobs Act which, upon signing by the President, received a favorable reaction by the markets as investors welcomed the lower corporate tax rates and the prospect of large overseas cash balances being brought back to the U.S. Despite political disagreement about the new tax bill, the legislation was broadly interpreted by markets to be positive for economic growth and corporate profits, though opponents cautioned of its impact on federal budget deficits. Regardless of these differences in perspective, stocks continued to rally into the New Year.

Following a strong first month of 2018, volatility quickly returned to the markets. Concerns of rising inflation, following unexpectedly high wage growth in the January employment report, sent longer term interest rates rising, and fears of an international trade war emerged after the White House announced plans to invoke steel and aluminum tariffs on China. By mid-February, the Dow Jones Industrial Average had declined more than 10% from its late January high, and the 10-year Treasury yield had risen to 2.90%, more than 0.45% higher than where it had started the year. As markets stabilized amidst strong earnings reports and declining unemployment, volatility returned in March as international trade concerns persisted. During April, equities stabilized, though most major indexes had not yet regained their high water marks by the end of the period.

Interest rates rose throughout the period, as the 3-month London Interbank Offer Rate (“LIBOR”) increased almost a full percentage point from 1.38% to 2.36%. The 10-year U.S. Treasury yield increased and in the final week of April closed above 3% for the first time since early 2014. Recognition of potentially higher economic growth and rising inflation led the Federal Reserve to increase the Fed Funds Rate two times, ending the period in a range between 1.50% and 1.75%.

For the six-month period ended April 30, 2018, the S&P 500® returned 3.82%, while the MSCI EAFE Index, representing international developed market equities, gained 3.58%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned (1.87%). Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2017, and held for the entire six-month period until April 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included a $15 annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund(s). As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Balanced II
Class I3	$1,000.00	$1,010.20	$2.49(B)	$1,022.30	$2.51	0.50%
Class R	1,000.00	1,007.50	5.48(B)	1,019.30	5.51	1.10

Transamerica Bond
Class I2	1,000.00	997.80	3.52(B)	1,021.30	3.56	0.71
Class R6	1,000.00	998.80	3.52(B)	1,021.30	3.56	0.71

Transamerica Capital Growth
Class A	1,000.00	1,116.90	6.30(B)	1,018.80	6.01	1.20
Class B	1,000.00	1,110.60	11.51(B)	1,013.90	10.99	2.20
Class C	1,000.00	1,112.70	10.16(B)	1,015.20	9.69	1.94
Class I	1,000.00	1,117.90	4.99(B)	1,020.10	4.76	0.95
Class I2	1,000.00	1,118.80	4.41(B)	1,020.60	4.21	0.84
Class T1	1,000.00	1,117.30	5.67(B)	1,019.40	5.41	1.08
Advisor Class	1,000.00	1,118.00	5.41(B)	1,019.70	5.16	1.03

Transamerica Concentrated Growth
Class A	1,000.00	1,000.10	5.95(B)	1,018.80	6.01	1.20
Class C	1,000.00	996.50	9.41(B)	1,015.40	9.49	1.90
Class I	1,000.00	1,001.10	4.52(B)	1,020.30	4.56	0.91
Class I2	1,000.00	1,002.00	3.97(B)	1,020.80	4.01	0.80
Class T1	1,000.00	1,000.80	5.26(B)	1,019.50	5.31	1.06
Advisor Class	1,000.00	1,001.30	4.71(B)	1,020.10	4.76	0.95

Transamerica Funds	Semi-Annual Report 2018

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Dividend Focused
Class A	$1,000.00	$1,020.10	$5.21(B)	$1,019.60	$5.21	1.04%
Class C	1,000.00	1,016.00	9.30(B)	1,015.60	9.30	1.86
Class I	1,000.00	1,021.90	4.31(B)	1,020.50	4.31	0.86
Class I2	1,000.00	1,022.50	3.81(B)	1,021.00	3.81	0.76
Class R6	1,000.00	1,021.60	3.81(B)	1,021.00	3.81	0.76
Class T1	1,000.00	1,020.40	5.01(B)	1,019.80	5.01	1.00
Advisor Class	1,000.00	1,021.40	4.51(B)	1,020.30	4.51	0.90

Transamerica Dynamic Allocation
Class A	1,000.00	1,016.90	5.50(B)	1,019.30	5.51	1.10(C)
Class C	1,000.00	1,013.50	9.24(B)	1,015.60	9.25	1.85(C)
Class I	1,000.00	1,017.90	4.25(B)	1,020.60	4.26	0.85(C)
Class T1	1,000.00	1,016.20	5.50(B)	1,019.30	5.51	1.10(C)

Transamerica Dynamic Income
Class A	1,000.00	991.90	4.54(B)	1,020.20	4.61	0.92(C)
Class C	1,000.00	988.70	8.23(B)	1,016.50	8.35	1.67(C)
Class I	1,000.00	994.00	3.31(B)	1,021.50	3.36	0.67(C)
Class T1	1,000.00	992.30	4.05(B)	1,020.70	4.11	0.82(C)
Advisor Class	1,000.00	992.90	3.31(B)	1,021.50	3.36	0.67(C)

Transamerica Emerging Markets Debt
Class A	1,000.00	998.40	5.45(B)	1,019.30	5.51	1.10
Class C	1,000.00	994.60	9.15(B)	1,015.60	9.25	1.85
Class I	1,000.00	999.80	3.97(B)	1,020.80	4.01	0.80
Class I2	1,000.00	1,001.20	3.52(B)	1,021.30	3.56	0.71
Class R6	1,000.00	1,000.30	3.52(B)	1,021.30	3.56	0.71
Class T1	1,000.00	999.10	4.66(B)	1,020.10	4.71	0.94
Advisor Class	1,000.00	999.40	4.41(B)	1,020.40	4.46	0.89

Transamerica Emerging Markets Equity
Class A	1,000.00	1,051.90	7.89(B)	1,017.10	7.75	1.55(C)
Class C	1,000.00	1,048.20	11.58(B)	1,013.50	11.38	2.28(C)
Class I	1,000.00	1,054.20	6.47(B)	1,018.50	6.36	1.27(C)
Class I2	1,000.00	1,053.80	5.96(B)	1,019.00	5.86	1.17(C)
Class T1	1,000.00	1,052.70	7.18(B)	1,017.80	7.05	1.41(C)
Advisor Class	1,000.00	1,052.80	7.02(B)	1,018.00	6.90	1.38(C)

Transamerica Event Driven
Class I	1,000.00	1,018.30	8.61(B)	1,016.30	8.60	1.72(C)
Class I2	1,000.00	1,018.60	8.81(B)	1,016.10	8.80	1.76(C)
Advisor Class	1,000.00	1,018.30	8.56(B)	1,016.30	8.55	1.71(C)

Transamerica Flexible Income
Class A	1,000.00	990.90	4.89(B)	1,019.90	4.96	0.99
Class B	1,000.00	986.60	9.11(B)	1,015.60	9.25	1.85
Class C	1,000.00	987.40	8.13(B)	1,016.60	8.25	1.65
Class I	1,000.00	991.40	3.31(B)	1,021.50	3.36	0.67
Class I2	1,000.00	993.00	2.77(B)	1,022.00	2.81	0.56
Class R6	1,000.00	992.00	2.77(B)	1,022.00	2.81	0.56
Class T1	1,000.00	990.70	3.95(B)	1,020.80	4.01	0.80
Advisor Class	1,000.00	990.90	3.75(B)	1,021.00	3.81	0.76

Transamerica Floating Rate
Class A	1,000.00	1,018.10	5.25(B)	1,019.60	5.26	1.05(C)
Class C	1,000.00	1,015.40	8.99(B)	1,015.90	9.00	1.80(C)
Class I	1,000.00	1,019.40	4.01(B)	1,020.80	4.01	0.80(C)
Class I2	1,000.00	1,019.70	3.66(B)	1,021.20	3.66	0.73(C)
Class T1	1,000.00	1,018.50	4.85(B)	1,020.00	4.86	0.97(C)

Transamerica Global Equity
Class A	1,000.00	1,022.70	6.77(B)	1,018.10	6.76	1.35(C)
Class B	1,000.00	1,018.70	10.51(B)	1,014.40	10.49	2.10(C)
Class C	1,000.00	1,019.00	10.51(B)	1,014.40	10.49	2.10(C)
Class I	1,000.00	1,023.60	5.52(B)	1,019.30	5.51	1.10(C)
Class R6	1,000.00	1,024.20	5.42(B)	1,019.40	5.41	1.08(C)
Class T1	1,000.00	1,022.90	6.62(B)	1,018.20	6.61	1.32(C)
Advisor Class	1,000.00	1,024.40	5.52(B)	1,019.30	5.51	1.10(C)

Transamerica Funds	Semi-Annual Report 2018

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Government Money Market
Class A	$1,000.00	$1,000.00	$6.94(B)	$1,017.90	$7.00	1.40%
Class B	1,000.00	1,000.00	6.89(B)	1,017.90	6.95	1.39
Class C	1,000.00	1,000.00	6.94(B)	1,017.90	7.00	1.40
Class I	1,000.00	1,001.90	5.11(B)	1,019.70	5.16	1.03
Class I2	1,000.00	1,000.00	6.79(B)	1,018.00	6.85	1.37
Class I3	1,000.00	1,005.50	1.49(B)	1,023.30	1.51	0.30
Class R2	1,000.00	1,003.00	3.97(B)	1,020.80	4.01	0.80
Class R4	1,000.00	1,004.50	2.49(B)	1,022.30	2.51	0.50

Transamerica Growth
Class I2	1,000.00	1,083.80	4.65(B)	1,020.30	4.51	0.90
Class R6	1,000.00	1,084.60	4.65(B)	1,020.30	4.51	0.90

Transamerica High Quality Bond
Class I3	1,000.00	996.80	1.98(B)	1,022.80	2.01	0.40
Class R	1,000.00	993.30	4.65(B)	1,020.10	4.71	0.94
Class R4	1,000.00	994.60	3.21(B)	1,021.60	3.26	0.65

Transamerica High Yield Bond
Class A	1,000.00	994.90	5.24(B)	1,019.50	5.31	1.06
Class B	1,000.00	990.50	9.62(B)	1,015.10	9.74	1.95
Class C	1,000.00	990.40	8.59(B)	1,016.20	8.70	1.74
Class I	1,000.00	995.60	3.66(B)	1,021.10	3.71	0.74
Class I2	1,000.00	997.30	3.12(B)	1,021.70	3.16	0.63
Class I3	1,000.00	997.50	2.97(B)	1,021.80	3.01	0.60
Class R	1,000.00	995.00	5.44(B)	1,019.30	5.51	1.10
Class R4	1,000.00	996.30	4.21(B)	1,020.60	4.26	0.85
Class R6	1,000.00	997.40	3.12(B)	1,021.70	3.16	0.63
Class T1	1,000.00	995.90	4.26(B)	1,020.50	4.31	0.86
Advisor Class	1,000.00	996.30	4.11(B)	1,020.70	4.16	0.83

Transamerica High Yield Muni
Class A	1,000.00	1,006.30	4.53(B)	1,020.30	4.56	0.91
Class C	1,000.00	1,003.40	7.50(B)	1,017.30	7.55	1.51
Class I	1,000.00	1,007.10	3.78(B)	1,021.00	3.81	0.76
Class I2	1,000.00	1,007.40	3.48(B)	1,021.30	3.51	0.70
Class T1	1,000.00	1,006.10	4.63(B)	1,020.20	4.66	0.93

Transamerica Inflation Opportunities
Class A	1,000.00	1,003.40	4.97(B)	1,019.80	5.01	1.00(C)
Class C	1,000.00	998.70	8.67(B)	1,016.10	8.75	1.75(C)
Class I	1,000.00	1,003.40	3.73(B)	1,021.10	3.76	0.75(C)
Class I2	1,000.00	1,003.60	3.63(B)	1,021.20	3.66	0.73(C)
Class R6	1,000.00	1,003.60	3.58(B)	1,021.20	3.61	0.72(C)
Class T1	1,000.00	1,002.60	4.82(B)	1,020.00	4.86	0.97(C)

Transamerica Inflation-Protected Securities
Class I3	1,000.00	1,005.00	1.99(B)	1,022.80	2.01	0.40(C)
Class R	1,000.00	1,002.30	4.96(B)	1,019.80	5.01	1.00(C)
Class R4	1,000.00	1,003.60	3.23(B)	1,021.60	3.26	0.65(C)

Transamerica Intermediate Bond
Class I2	1,000.00	980.50	2.01(B)	1,022.80	2.06	0.41
Class I3	1,000.00	980.60	1.96(B)	1,022.80	2.01	0.40
Class R	1,000.00	978.10	4.41(B)	1,020.30	4.51	0.90
Class R4	1,000.00	979.40	3.19(B)	1,021.60	3.26	0.65

Transamerica Intermediate Muni
Class A	1,000.00	989.00	3.30(B)	1,021.50	3.36	0.67(C)
Class C	1,000.00	986.00	6.30(B)	1,018.40	6.41	1.28(C)
Class I	1,000.00	988.70	2.81(B)	1,022.00	2.86	0.57(C)
Class I2	1,000.00	989.20	2.32(B)	1,022.50	2.36	0.47(C)
Class T1	1,000.00	987.90	3.50(B)	1,021.30	3.56	0.71(C)
Advisor Class	1,000.00	989.10	3.30(B)	1,021.50	3.36	0.67(C)

Transamerica Funds	Semi-Annual Report 2018

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica International Equity
Class A	$1,000.00	$1,037.50	$6.01(B)	$1,018.90	$5.96	1.19%
Class C	1,000.00	1,033.70	9.63(B)	1,015.30	9.54	1.91
Class I	1,000.00	1,039.60	4.40(B)	1,020.50	4.36	0.87
Class I2	1,000.00	1,039.90	3.95(B)	1,020.90	3.91	0.78
Class I3	1,000.00	1,039.60	3.94(B)	1,020.90	3.91	0.78
Class R	1,000.00	1,037.00	6.41(B)	1,018.50	6.36	1.27
Class R4	1,000.00	1,038.70	5.21(B)	1,019.70	5.16	1.03
Class R6	1,000.00	1,039.50	3.94(B)	1,020.90	3.91	0.78
Class T1	1,000.00	1,038.60	5.16(B)	1,019.70	5.11	1.02
Advisor Class	1,000.00	1,039.00	4.95(B)	1,019.90	4.91	0.98

Transamerica International Growth
Class A	1,000.00	1,009.00	2.15(D)	1,018.30	6.51	1.30
Class I	1,000.00	1,009.00	1.73(D)	1,019.60	5.26	1.05
Class I2	1,000.00	1,012.20	4.54(B)	1,020.30	4.56	0.91
Class R6	1,000.00	1,010.10	1.39(D)	1,020.60	4.21	0.84

Transamerica International Small Cap Value
Class I	1,000.00	1,078.30	5.72(B)	1,019.30	5.56	1.11
Class I2	1,000.00	1,078.20	5.20(B)	1,019.80	5.06	1.01

Transamerica Large Cap Value
Class A	1,000.00	1,011.10	5.44(B)	1,019.40	5.46	1.09
Class C	1,000.00	1,007.70	8.91(B)	1,015.90	8.95	1.79
Class I	1,000.00	1,012.80	3.99(B)	1,020.80	4.01	0.80
Class I2	1,000.00	1,013.30	3.44(B)	1,021.40	3.46	0.69
Class R6	1,000.00	1,013.30	3.44(B)	1,021.40	3.46	0.69
Class T1	1,000.00	1,012.10	4.64(B)	1,020.20	4.66	0.93
Advisor Class	1,000.00	1,012.40	4.44(B)	1,020.40	4.46	0.89

Transamerica Large Core
Class I3	1,000.00	1,050.80	3.25(B)	1,021.60	3.21	0.64
Class R	1,000.00	1,049.10	5.79(B)	1,019.10	5.71	1.14
Class R4	1,000.00	1,050.40	4.52(B)	1,020.40	4.46	0.89

Transamerica Large Growth
Class I3	1,000.00	1,079.80	3.35(B)	1,021.60	3.26	0.65
Class R	1,000.00	1,076.30	6.18(B)	1,018.80	6.01	1.20
Class R4	1,000.00	1,078.80	4.64(B)	1,020.30	4.51	0.90

Transamerica Large Value Opportunities
Class I3	1,000.00	1,026.20	2.46(B)	1,022.40	2.46	0.49
Class R	1,000.00	1,023.70	4.97(B)	1,019.90	4.96	0.99
Class R4	1,000.00	1,024.90	3.72(B)	1,021.10	3.71	0.74

Transamerica Mid Cap Growth
Class A	1,000.00	1,022.60	6.42(B)	1,018.40	6.41	1.28
Class C	1,000.00	1,018.70	10.11(B)	1,014.80	10.09	2.02
Class I	1,000.00	1,023.70	4.97(B)	1,019.90	4.96	0.99
Class I2	1,000.00	1,024.50	4.32(B)	1,020.50	4.31	0.86
Class I3	1,000.00	1,025.50	3.77(B)	1,021.10	3.76	0.75
Class R	1,000.00	1,022.30	6.77(B)	1,018.10	6.76	1.35
Class R4	1,000.00	1,023.90	4.77(B)	1,020.10	4.76	0.95
Class T1	1,000.00	1,023.80	5.57(B)	1,019.30	5.56	1.11
Advisor Class	1,000.00	1,023.50	5.27(B)	1,019.60	5.26	1.05

Transamerica Mid Cap Value Opportunities
Class A	1,000.00	1,037.50	6.06(B)	1,018.80	6.01	1.20
Class C	1,000.00	1,033.60	9.53(B)	1,015.40	9.44	1.89
Class I	1,000.00	1,039.80	4.30(B)	1,020.60	4.26	0.85
Class I2	1,000.00	1,039.90	3.79(B)	1,021.10	3.76	0.75
Class I3	1,000.00	1,040.20	3.54(B)	1,021.30	3.51	0.70
Class R	1,000.00	1,037.10	6.31(B)	1,018.60	6.26	1.25
Class R4	1,000.00	1,039.90	4.55(B)	1,020.30	4.51	0.90
Class R6	1,000.00	1,040.50	3.79(B)	1,021.10	3.76	0.75
Class T1	1,000.00	1,038.60	5.00(B)	1,019.90	4.96	0.99
Advisor Class	1,000.00	1,039.20	4.80(B)	1,020.10	4.76	0.95

Transamerica Funds	Semi-Annual Report 2018

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica MLP & Energy Income
Class A	$1,000.00	$972.40	$7.82(B)	$1,016.90	$8.00	1.60%
Class C	1,000.00	969.40	11.48(B)	1,013.10	11.73	2.35
Class I	1,000.00	975.20	6.51(B)	1,018.20	6.66	1.33
Class I2	1,000.00	974.50	5.97(B)	1,018.70	6.11	1.22
Class T1	1,000.00	973.60	7.19(B)	1,017.50	7.35	1.47
Advisor Class	1,000.00	975.30	6.61(B)	1,018.10	6.76	1.35

Transamerica Multi-Cap Growth
Class A	1,000.00	1,053.00	6.36(B)	1,018.60	6.26	1.25
Class B	1,000.00	1,048.20	10.16(B)	1,014.90	9.99	2.00
Class C	1,000.00	1,047.50	10.15(B)	1,014.90	9.99	2.00
Class I	1,000.00	1,053.80	4.79(B)	1,020.10	4.71	0.94
Class I2	1,000.00	1,054.40	4.02(B)	1,020.90	3.96	0.79
Class T1	1,000.00	1,052.90	5.24(B)	1,019.70	5.16	1.03
Advisor Class	1,000.00	1,052.10	5.04(B)	1,019.90	4.96	0.99

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,006.80	5.08(B)	1,019.70	5.11	1.02
Class B	1,000.00	1,001.00	10.67(B)	1,014.10	10.74	2.15
Class C	1,000.00	1,003.20	8.89(B)	1,015.90	8.95	1.79
Class I	1,000.00	1,007.90	4.03(B)	1,020.80	4.06	0.81
Class R6	1,000.00	1,008.80	3.49(B)	1,021.30	3.51	0.70
Class T1	1,000.00	1,007.30	4.68(B)	1,020.10	4.71	0.94
Advisor Class	1,000.00	1,007.70	4.48(B)	1,020.30	4.51	0.90

Transamerica Short-Term Bond
Class A	1,000.00	997.20	4.21(B)	1,020.60	4.26	0.85
Class C	1,000.00	993.40	8.01(B)	1,016.80	8.10	1.62
Class I	1,000.00	998.10	3.17(B)	1,021.60	3.21	0.64
Class I2	1,000.00	998.60	2.68(B)	1,022.10	2.71	0.54
Class R6	1,000.00	999.70	2.68(B)	1,022.10	2.71	0.54
Class T1	1,000.00	997.50	3.86(B)	1,020.90	3.91	0.78
Advisor Class	1,000.00	998.60	3.67(B)	1,021.10	3.71	0.74

Transamerica Small Cap Core
Class A	1,000.00	1,017.00	6.50(B)	1,018.30	6.51	1.30
Class C	1,000.00	1,013.10	10.23(B)	1,014.60	10.24	2.05
Class I	1,000.00	1,017.60	5.25(B)	1,019.60	5.26	1.05
Class I2	1,000.00	1,018.30	4.75(B)	1,020.10	4.76	0.95
Class I3	1,000.00	1,018.60	4.25(B)	1,020.60	4.26	0.85
Class R	1,000.00	1,015.90	7.20(B)	1,017.70	7.20	1.44
Class R4	1,000.00	1,017.40	5.50(B)	1,019.30	5.51	1.10
Class T1	1,000.00	1,017.50	5.90(B)	1,018.90	5.91	1.18
Advisor Class	1,000.00	1,018.40	5.25(B)	1,019.60	5.26	1.05

Transamerica Small Cap Growth
Class A	1,000.00	1,040.20	7.08(B)	1,017.90	7.00	1.40
Class C	1,000.00	1,038.70	10.87(B)	1,014.10	10.74	2.15
Class I	1,000.00	1,043.50	5.83(B)	1,019.10	5.76	1.15
Class I2	1,000.00	1,043.00	5.32(B)	1,019.60	5.26	1.05
Class I3	1,000.00	1,042.90	4.56(B)	1,020.30	4.51	0.90
Class R	1,000.00	1,040.10	7.84(B)	1,017.10	7.75	1.55
Class R4	1,000.00	1,041.40	5.82(B)	1,019.10	5.76	1.15
Class R6	1,000.00	1,043.00	5.32(B)	1,019.60	5.26	1.05
Class T1	1,000.00	1,041.80	6.53(B)	1,018.40	6.46	1.29
Advisor Class	1,000.00	1,041.90	5.82(B)	1,019.10	5.76	1.15

Transamerica Small Cap Value
Class A	1,000.00	969.80	6.35(B)	1,018.30	6.51	1.30
Class C	1,000.00	966.00	9.99(B)	1,014.60	10.24	2.05
Class I	1,000.00	971.30	5.13(B)	1,019.60	5.26	1.05
Class I2	1,000.00	971.80	4.94(B)	1,019.80	5.06	1.01
Class I3	1,000.00	972.00	4.16(B)	1,020.60	4.26	0.85
Class R	1,000.00	969.10	7.32(B)	1,017.40	7.50	1.50
Class R4	1,000.00	970.80	5.38(B)	1,019.30	5.51	1.10
Class R6	1,000.00	971.20	4.94(B)	1,019.80	5.06	1.01
Class T1	1,000.00	970.40	6.11(B)	1,018.60	6.26	1.25
Advisor Class	1,000.00	970.80	5.13(B)	1,019.60	5.26	1.05

Transamerica Funds	Semi-Annual Report 2018

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Small/Mid Cap Value
Class A	$1,000.00	$1,032.10	$6.45(B)	$1,018.40	$6.41	1.28%
Class B	1,000.00	1,027.80	10.81(B)	1,014.10	10.74	2.15
Class C	1,000.00	1,028.30	9.86(B)	1,015.10	9.79	1.96
Class I	1,000.00	1,033.80	4.74(B)	1,020.10	4.71	0.94
Class I2	1,000.00	1,034.30	4.24(B)	1,020.60	4.21	0.84
Class R6	1,000.00	1,034.50	4.24(B)	1,020.60	4.21	0.84
Class T1	1,000.00	1,032.80	5.44(B)	1,019.40	5.41	1.08
Advisor Class	1,000.00	1,033.20	5.24(B)	1,019.60	5.21	1.04

Transamerica Strategic High Income
Class A	1,000.00	1,020.30	6.01(B)	1,018.80	6.01	1.20
Class C	1,000.00	1,016.50	9.75(B)	1,015.10	9.74	1.95
Class I	1,000.00	1,021.50	4.76(B)	1,020.10	4.76	0.95
Class I2	1,000.00	1,021.70	4.76(B)	1,020.10	4.76	0.95
Class T1	1,000.00	1,020.70	5.66(B)	1,019.20	5.66	1.13
Advisor Class	1,000.00	1,021.80	4.76(B)	1,020.10	4.76	0.95

Transamerica Unconstrained Bond
Class I	1,000.00	1,004.20	4.32(B)	1,020.50	4.36	0.87(C)
Class I2	1,000.00	1,004.10	3.83(B)	1,021.00	3.86	0.77(C)
Advisor Class	1,000.00	1,003.40	4.72(B)	1,020.10	4.76	0.95(C)

Transamerica US Growth
Class A	1,000.00	1,069.30	5.95(B)	1,019.00	5.81	1.16
Class B	1,000.00	1,064.10	11.11(B)	1,014.00	10.84	2.17
Class C	1,000.00	1,064.90	9.98(B)	1,015.10	9.74	1.95
Class I	1,000.00	1,070.70	4.47(B)	1,020.50	4.36	0.87
Class I2	1,000.00	1,071.70	3.85(B)	1,021.10	3.76	0.75
Class T	1,000.00	1,071.30	4.16(B)	1,020.80	4.06	0.81
Class T1	1,000.00	1,070.20	5.08(B)	1,019.90	4.96	0.99
Advisor Class	1,000.00	1,070.40	4.83(B)	1,020.10	4.71	0.94

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Funds’ Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Class commenced operations on March 1, 2018. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (60 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended April 30, 2018.

Transamerica Funds	Semi-Annual Report 2018

Schedules of Investments Composition

At April 30, 2018

(unaudited)

Transamerica Balanced II

Asset Allocation	Percentage of Net Assets
Common Stocks	59.1%
Corporate Debt Securities	16.7
U.S. Government Obligations	7.9
U.S. Government Agency Obligations	6.6
Mortgage-Backed Securities	4.3
Asset-Backed Securities	3.4
Commercial Paper	3.3
Short-Term U.S. Government Obligations	1.1
Securities Lending Collateral	0.7
Foreign Government Obligations	0.5
Certificates of Deposit	0.4
Municipal Government Obligations	0.3
Preferred Stocks	0.1
Net Other Assets (Liabilities)^	(4.4)
Total	100.0%

Transamerica Bond

Fund Characteristics	Years
Average Maturity §	7.20
Duration†	4.97

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	2.1%
AAA	7.7
AA	2.7
A	13.0
BBB	42.2
BB	14.6
B	6.4
CCC and Below	2.1
Not Rated	11.3
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

Transamerica Capital Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.0%
Securities Lending Collateral	7.1
Repurchase Agreement	3.5
Net Other Assets (Liabilities)	(6.6)
Total	100.0%

Transamerica Concentrated Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	95.0%
Repurchase Agreement	5.4
Securities Lending Collateral	2.6
Net Other Assets (Liabilities)	(3.0)
Total	100.0%

Transamerica Dividend Focused

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Repurchase Agreement	1.8
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Dynamic Allocation

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	59.1%
International Fixed Income Fund	14.9
U.S. Fixed Income Fund	14.9
International Equity Fund	9.9
Securities Lending Collateral	7.8
Exchange-Traded Options Purchased	0.9
Net Other Assets (Liabilities)	(7.5)
Total	100.0%

Transamerica Dynamic Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.5%
U.S. Equity Funds	24.2
International Fixed Income Funds	22.4
Securities Lending Collateral	8.6
U.S. Mixed Allocation Fund	6.8
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(9.0)
Total	100.0%

Transamerica Emerging Markets Debt

Fund Characteristics	Years
Average Maturity §	9.44
Duration†	4.94

Credit Quality ‡	Percentage of Net Assets
AAA	4.4%
AA	4.3
A	7.8
BBB	27.4
BB	20.6
B	24.8
CCC and Below	6.3
Not Rated	11.7
Net Other Assets (Liabilities)^	(7.3)
Total	100.0%

Transamerica Emerging Markets Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	96.4%
Repurchase Agreement	2.0
Preferred Stocks	1.3
Securities Lending Collateral	0.5
Investment Company	0.3
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2018

Schedules of Investments Composition (continued)

At April 30, 2018

(unaudited)

Transamerica Event Driven

Asset Allocation	Percentage of Net Assets
Convertible Bonds	62.6%
Common Stocks	20.2
Corporate Debt Securities	11.5
Repurchase Agreement	5.7
Convertible Preferred Stocks	1.6
Securities Lending Collateral	1.5
Exchange-Traded Options Purchased	0.6
Investment Company Sold Short	(0.8)
Corporate Debt Securities Sold Short	(6.2)
Common Stocks Sold Short	(18.2)
Net Other Assets (Liabilities)^	21.5
Total	100.0%

Transamerica Flexible Income

Fund Characteristics	Years
Average Maturity §	5.10
Duration†	3.51

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	12.2%
AAA	7.0
AA	4.8
A	17.4
BBB	34.1
BB	7.9
B	11.6
CCC and Below	4.3
Not Rated	6.5
Net Other Assets (Liabilities)	(5.8)
Total	100.0%

Transamerica Floating Rate

Fund Characteristics	Years
Average Maturity §	4.79
Duration†	0.39

Credit Quality ‡	Percentage of Net Assets
AAA	7.2%
BBB	3.1
BB	24.9
B	45.6
CCC and Below	2.6
Not Rated	23.3
Net Other Assets (Liabilities)	(6.7)
Total	100.0%

Transamerica Global Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Exchange-Traded Funds	0.5
Preferred Stock	0.5
Securities Lending Collateral	0.5
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Government Money Market

Fund Characteristics	Years
Average Maturity §	0.23
Duration†	0.10

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	34.4%
Short-Term U.S. Government Agency Obligations	33.7
U.S. Government Agency Obligations	19.4
Short-Term U.S. Government Obligations	12.7
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.6%
Repurchase Agreement	0.3
Securities Lending Collateral	0.3
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Transamerica High Quality Bond

Fund Characteristics	Years
Average Maturity §	2.13
Duration†	1.80

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	24.9%
AAA	24.5
AA	13.7
A	19.1
BBB	16.1
BB	0.8
Not Rated	1.2
Net Other Assets (Liabilities)	(0.3)
Total	100.0%

Transamerica High Yield Bond

Fund Characteristics	Years
Average Maturity §	5.79
Duration†	3.69

Credit Quality ‡	Percentage of Net Assets
AAA	2.9%
BBB	4.7
BB	35.5
B	44.3
CCC and Below	8.3
Not Rated	11.4
Net Other Assets (Liabilities)	(7.1)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2018

Schedules of Investments Composition (continued)

At April 30, 2018

(unaudited)

Transamerica High Yield Muni

Fund Characteristics	Years
Average Maturity §	11.49
Duration†	7.40

Credit Quality ‡	Percentage of Net Assets
AAA	2.8%
AA	22.1
A	11.4
BBB	19.7
BB	9.9
B	5.1
Not Rated	28.3
Net Other Assets (Liabilities)	0.7
Total	100.0%

Transamerica Inflation Opportunities

Fund Characteristics	Years
Average Maturity §	8.88
Duration†	6.89

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	59.6%
AAA	1.3
AA	8.3
A	4.8
BBB	21.9
BB	2.2
B	0.3
Not Rated	1.7
Net Other Assets (Liabilities)^	(0.1)
Total	100.0%

Transamerica Inflation-Protected Securities

Fund Characteristics	Years
Average Maturity §	9.21
Duration†	7.46

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	96.1%
AAA	0.4
AA	1.8
A	0.4
BBB	0.8
B	0.0 *
Not Rated	2.0
Net Other Assets (Liabilities)^	(1.5)
Total	100.0%

Transamerica Intermediate Bond

Fund Characteristics	Years
Average Maturity §	8.20
Duration†	5.89

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	37.5%
AAA	14.4
AA	3.6
A	15.7
BBB	26.6
BB	1.5
B	0.9
CCC and Below	0.2
Not Rated	12.0
Net Other Assets (Liabilities)	(12.4)
Total	100.0%

Transamerica Intermediate Muni

Fund Characteristics	Years
Average Maturity §	7.09
Duration†	5.91

Credit Quality ‡	Percentage of Net Assets
AAA	8.8%
AA	61.3
A	10.3
BBB	7.2
BB	2.1
B	0.3
CCC and Below	0.0 *
Not Rated	9.1
Net Other Assets (Liabilities)	0.9
Total	100.0%

Transamerica International Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	97.0%
Securities Lending Collateral	5.0
Repurchase Agreement	3.2
Net Other Assets (Liabilities)	(5.2)
Total	100.0%

Transamerica International Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	97.3%
Repurchase Agreement	3.3
Securities Lending Collateral	1.7
Net Other Assets (Liabilities)	(2.3)
Total	100.0%

Transamerica International Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Securities Lending Collateral	1.1
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2018

Schedules of Investments Composition (continued)

At April 30, 2018

(unaudited)

Transamerica Large Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.9%
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica Large Core

Asset Allocation	Percentage of Net Assets
Common Stocks	99.5%
Securities Lending Collateral	0.0 *
Net Other Assets (Liabilities)	0.5
Total	100.0%

Transamerica Large Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Securities Lending Collateral	1.5
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

Transamerica Large Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Master Limited Partnership	0.8
Net Other Assets (Liabilities)	0.6
Total	100.0%

Transamerica Mid Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	102.7%
Repurchase Agreement	5.5
Net Other Assets (Liabilities)	(8.2)
Total	100.0%

Transamerica Mid Cap Value Opportunities

Asset Allocation	Percentage of Net Assets
Common Stocks	93.3%
Repurchase Agreement	6.5
Securities Lending Collateral	1.5
Net Other Assets (Liabilities)	(1.3)
Total	100.0%

Transamerica MLP & Energy Income

Asset Allocation	Percentage of Net Assets
Common Stocks	55.6%
Master Limited Partnerships	37.2
Repurchase Agreement	3.8
Securities Lending Collateral	2.9
Corporate Debt Securities	1.5
Net Other Assets (Liabilities)	(1.0)
Total	100.0%

Transamerica Multi-Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Repurchase Agreement	1.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Multi-Managed Balanced

Asset Allocation	Percentage of Net Assets
Common Stocks	59.8%
Corporate Debt Securities	16.5
U.S. Government Obligations	7.8
U.S. Government Agency Obligations	6.5
Commercial Paper	3.9
Mortgage-Backed Securities	3.8
Asset-Backed Securities	3.7
Short-Term U.S. Government Obligations	1.0
Securities Lending Collateral	0.7
Repurchase Agreement	0.6
Foreign Government Obligations	0.5
Municipal Government Obligations	0.3
Certificates of Deposit	0.2
Preferred Stocks	0.1
Net Other Assets (Liabilities)^	(5.4)
Total	100.0%

Transamerica Short-Term Bond

Fund Characteristics	Years
Average Maturity §	2.46
Duration†	1.61

Transamerica Short-Term Bond

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	0.0%*
AAA	13.3
AA	9.5
A	30.1
BBB	39.3
BB	2.4
B	3.0
CCC and Below	0.5
Not Rated	3.4
Net Other Assets (Liabilities)	(1.5)
Total	100.0%

Transamerica Small Cap Core

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	3.8
Repurchase Agreement	1.6
Net Other Assets (Liabilities)	(3.9)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2018

Schedules of Investments Composition (continued)

At April 30, 2018

(unaudited)

Transamerica Small Cap Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	96.2%
Securities Lending Collateral	11.2
Repurchase Agreement	3.4
Net Other Assets (Liabilities)	(10.8)
Total	100.0%

Transamerica Small Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	95.7%
Securities Lending Collateral	2.5
Repurchase Agreement	2.2
Master Limited Partnership	1.8
Net Other Assets (Liabilities)	(2.2)
Total	100.0%

Transamerica Small/Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Securities Lending Collateral	2.5
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	0.2
Total	100.0%

Transamerica Strategic High Income

Asset Allocation	Percentage of Net Assets
Common Stocks	48.1%
Corporate Debt Securities	43.4
Preferred Stocks	4.9
Securities Lending Collateral	2.7
Master Limited Partnerships	2.2
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(1.8)
Total	100.0%

Transamerica Unconstrained Bond

Fund Characteristics	Years
Average Maturity §	8.21
Duration†	2.49

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	8.6%
AAA	7.0
AA	2.0
A	9.9
BBB	18.2
BB	20.5
B	25.9
CCC and Below	1.6
Not Rated	13.4
Net Other Assets (Liabilities)^	(7.1)
Total	100.0%

Transamerica US Growth

Asset Allocation	Percentage of Net Assets
Common Stocks	99.1%
Securities Lending Collateral	1.5
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(1.6)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 59.1%
Aerospace & Defense - 1.3%
Boeing Co.	800	$ 266,848
General Dynamics Corp.	2,577	518,776
Harris Corp.	410	64,132
Northrop Grumman Corp.	1,517	488,535
United Technologies Corp.	4,028	483,964

		1,822,255

Air Freight & Logistics - 0.0% (A)
FedEx Corp.	1	247

Airlines - 0.3%
Delta Air Lines, Inc.	7,725	403,399
United Continental Holdings, Inc. (B)	887	59,908

		463,307

Auto Components - 0.2%
Aptiv PLC	1,803	152,498
Delphi Technologies PLC	1,954	94,593

		247,091

Automobiles - 0.3%
Ford Motor Co.	34,098	383,262

Banks - 3.6%
Bank of America Corp.	57,597	1,723,302
BB&T Corp.	5,330	281,424
Citigroup, Inc.	16,968	1,158,405
Huntington Bancshares, Inc.	7,470	111,378
KeyCorp	13,476	268,442
SunTrust Banks, Inc.	4,410	294,588
SVB Financial Group (B)	372	111,455
Wells Fargo & Co.	18,956	984,954

		4,933,948

Beverages - 1.5%
Coca-Cola Co.	9,202	397,619
Constellation Brands, Inc., Class A	1,094	255,044
Molson Coors Brewing Co., Class B	7,362	524,469
PepsiCo, Inc.	8,729	881,105

		2,058,237

Biotechnology - 1.5%
AbbVie, Inc.	3,895	376,062
Alexion Pharmaceuticals, Inc. (B)	675	79,400
Amgen, Inc.	1,370	239,038
Biogen, Inc. (B)	1,319	360,878
Celgene Corp. (B)	2,825	246,057
Gilead Sciences, Inc.	6,246	451,149
Vertex Pharmaceuticals, Inc. (B)	1,972	302,032

		2,054,616

Building Products - 0.4%
Allegion PLC	3,193	246,436
Masco Corp.	8,492	321,592

		568,028

Capital Markets - 2.1%
Bank of New York Mellon Corp.	5,047	275,112
BlackRock, Inc.	450	234,675
Charles Schwab Corp.	8,534	475,173
CME Group, Inc.	260	40,997
Intercontinental Exchange, Inc.	5,030	364,474
Morgan Stanley	16,097	830,927

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	7,043	$ 702,750

		2,924,108

Chemicals - 1.2%
Celanese Corp., Series A	1,951	212,015
DowDuPont, Inc.	15,809	999,761
Eastman Chemical Co.	4,977	508,052
Mosaic Co.	171	4,609

		1,724,437

Communications Equipment - 0.2%
Cisco Systems, Inc.	5,231	231,681
Motorola Solutions, Inc.	370	40,637

		272,318

Construction Materials - 0.0% (A)
Vulcan Materials Co.	410	45,793

Consumer Finance - 0.5%
American Express Co.	1,437	141,904
Capital One Financial Corp.	5,675	514,268

		656,172

Containers & Packaging - 0.2%
Crown Holdings, Inc. (B)	1,815	90,460
WestRock Co.	2,913	172,333

		262,793

Diversified Consumer Services - 0.0% (A)
H&R Block, Inc.	1,510	41,752

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (B)	6,490	1,257,308
Voya Financial, Inc.	3,414	178,723

		1,436,031

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	5,364	175,403
Verizon Communications, Inc.	6,812	336,172

		511,575

Electric Utilities - 1.4%
American Electric Power Co., Inc.	5,249	367,325
Exelon Corp.	5,760	228,557
NextEra Energy, Inc.	4,937	809,224
PG&E Corp.	3,610	166,421
Xcel Energy, Inc.	7,206	337,529

		1,909,056

Electrical Equipment - 0.4%
Eaton Corp. PLC	6,782	508,853

Electronic Equipment, Instruments & Components - 0.0% (A)
TE Connectivity, Ltd.	734	67,344

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.	594	80,998
AvalonBay Communities, Inc.	2,049	333,987
Brixmor Property Group, Inc.	2,030	30,227
Digital Realty Trust, Inc.	550	58,129
Equinix, Inc.	335	140,965
Equity Residential	4,724	291,518
Federal Realty Investment Trust	1,100	127,435
HCP, Inc.	4,730	110,493
Prologis, Inc.	1,313	85,227
Public Storage	1,686	340,201

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Vornado Realty Trust	3,452	$ 234,839

		1,834,019

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	5,223	347,068

Food Products - 0.5%
Mondelez International, Inc., Class A	17,632	696,464

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	8,310	483,060
Becton Dickinson and Co.	1,332	308,851
Boston Scientific Corp. (B)	16,061	461,272
Cooper Cos., Inc.	213	48,715
Danaher Corp.	2,214	222,108
Intuitive Surgical, Inc. (B)	310	136,642
Medtronic PLC	4,860	389,432
Zimmer Biomet Holdings, Inc.	3,480	400,792

		2,450,872

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	1,910	173,008
Cigna Corp.	3,089	530,752
CVS Health Corp.	3,680	256,974
UnitedHealth Group, Inc.	6,429	1,519,816

		2,480,550

Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Holdings, Inc.	3,733	294,310
Royal Caribbean Cruises, Ltd.	1,190	128,746
Starbucks Corp.	1,430	82,325
Yum! Brands, Inc.	2,251	196,062

		701,443

Household Durables - 0.2%
Lennar Corp., Class A	4,550	240,649
Toll Brothers, Inc.	1,300	54,808

		295,457

Household Products - 0.4%
Colgate-Palmolive Co.	4,300	280,489
Procter & Gamble Co.	4,452	322,058

		602,547

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	6,396	925,373

Insurance - 1.5%
American International Group, Inc.	11,469	642,264
Arthur J. Gallagher & Co.	1,554	108,765
Chubb, Ltd.	375	50,876
Everest Re Group, Ltd.	344	80,039
Hartford Financial Services Group, Inc.	7,387	397,716
Lincoln National Corp.	3,980	281,147
MetLife, Inc.	9,560	455,725

		2,016,532

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (B)	1,558	2,440,031
Booking Holdings, Inc. (B)	87	189,486
Expedia Group, Inc.	820	94,415
Netflix, Inc. (B)	540	168,728

		2,892,660

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 3.1%
Alphabet, Inc., Class A (B)	1,436	$ 1,462,681
Alphabet, Inc., Class C (B)	1,343	1,366,274
Facebook, Inc., Class A (B)	8,159	1,403,348

		4,232,303

IT Services - 2.3%
Accenture PLC, Class A	4,615	697,788
Alliance Data Systems Corp.	370	75,129
Fidelity National Information Services, Inc.	5,954	565,451
International Business Machines Corp.	1,657	240,199
Visa, Inc., Class A	11,548	1,465,210
Worldpay, Inc., Class A (B)	2,193	178,115

		3,221,892

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,189	78,165
Illumina, Inc. (B)	511	123,115
Mettler-Toledo International, Inc. (B)	100	55,993
Thermo Fisher Scientific, Inc.	1,436	302,063

		559,336

Machinery - 1.7%
Caterpillar, Inc.	1,441	208,023
Cummins, Inc.	1,280	204,621
Deere & Co.	1,629	220,452
Ingersoll-Rand PLC	6,967	584,462
PACCAR, Inc.	3,773	240,227
Parker-Hannifin Corp.	450	74,079
Snap-on, Inc.	1,731	251,428
Stanley Black & Decker, Inc.	4,006	567,209

		2,350,501

Media - 2.4%
Charter Communications, Inc., Class A (B)	2,414	654,894
Comcast Corp., Class A	30,588	960,157
DISH Network Corp., Class A (B)	4,808	161,308
Sirius XM Holdings, Inc. (C)	14,707	93,095
Time Warner, Inc.	2,190	207,612
Twenty-First Century Fox, Inc., Class A	12,874	470,674
Walt Disney Co.	7,096	711,942

		3,259,682

Metals & Mining - 0.2%
Alcoa Corp. (B)	2,140	109,568
Freeport-McMoRan, Inc.	7,188	109,329
Newmont Mining Corp.	1,723	67,697

		286,594

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	9,210	480,301

Multiline Retail - 0.5%
Dollar General Corp.	2,200	212,366
Dollar Tree, Inc. (B)	4,724	452,984

		665,350

Oil, Gas & Consumable Fuels - 3.7%
Andeavor	1,240	171,517
Chevron Corp.	7,288	911,802
Concho Resources, Inc. (B)	2,094	329,198
Diamondback Energy, Inc. (B)	3,119	400,635
EOG Resources, Inc.	6,745	797,057
EQT Corp.	3,458	173,557

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	10,309	$ 801,525
Marathon Petroleum Corp.	3,110	232,970
Occidental Petroleum Corp.	5,527	427,016
ONEOK, Inc.	3,050	183,671
Pioneer Natural Resources Co.	3,457	696,758

		5,125,706

Personal Products - 0.4%
Estee Lauder Cos., Inc., Class A	3,530	522,758

Pharmaceuticals - 2.8%
Allergan PLC	1,972	302,998
Bristol-Myers Squibb Co.	6,554	341,660
Eli Lilly & Co.	6,042	489,825
Johnson & Johnson	7,644	966,889
Merck & Co., Inc.	9,755	574,277
Mylan NV (B)	3,020	117,055
Pfizer, Inc.	28,457	1,041,811
Zoetis, Inc.	490	40,905

		3,875,420

Road & Rail - 1.2%
Norfolk Southern Corp.	4,218	605,157
Union Pacific Corp.	7,434	993,405

		1,598,562

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	8,995	785,713
Broadcom, Inc.	2,688	616,681
Intel Corp.	3,480	179,638
Microchip Technology, Inc. (C)	3,302	276,245
Micron Technology, Inc. (B)	2,230	102,535
NVIDIA Corp.	3,384	761,062
Texas Instruments, Inc.	7,642	775,128

		3,497,002

Software - 3.9%
Activision Blizzard, Inc.	600	39,810
Adobe Systems, Inc. (B)	2,573	570,177
Intuit, Inc.	1,350	249,466
Microsoft Corp.	35,502	3,320,147
Oracle Corp.	10,840	495,063
salesforce.com, Inc. (B)	3,340	404,106
Workday, Inc., Class A (B)	1,927	240,567

		5,319,336

Specialty Retail - 1.9%
AutoZone, Inc. (B)	540	337,241
Best Buy Co., Inc.	3,720	284,692
Home Depot, Inc.	5,383	994,778
Lowe’s Cos., Inc.	5,472	451,057
O’Reilly Automotive, Inc. (B)	1,083	277,324
Ross Stores, Inc.	3,965	320,570

		2,665,662

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	17,685	2,922,623
Hewlett Packard Enterprise Co.	22,360	381,238
HP, Inc.	15,320	329,227

		3,633,088

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	6,035	412,734

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	2,260	$ 360,854

		773,588

Tobacco - 0.7%
Altria Group, Inc.	660	37,033
Philip Morris International, Inc.	11,040	905,280

		942,313

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,470	173,465
United Rentals, Inc. (B)	240	36,000

		209,465

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (B)	3,474	210,212

Total Common Stocks (Cost $78,267,239)		81,563,279

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.73% (D)	3,392	90,872

Capital Markets - 0.0% (A)
State Street Corp., Series D, Fixed until 03/15/2024, 5.90% (D)	1,536	40,535

Electric Utilities - 0.0% (A)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (C) (D)	320	8,464

Total Preferred Stocks (Cost $145,729)		139,871

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 3-Month LIBOR + 1.43%, 3.79% (D), 07/18/2027 (E)	$ 235,000	235,192
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	77,623	75,822
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	74,751	73,419
CIFC Funding, Ltd. Series 2013-2A, Class A1LR, 3-Month LIBOR + 1.21%, 3.57% (D), 10/18/2030 (E)	250,000	251,118
Hertz Vehicle Financing II, LP Series 2016-3A, Class A, 2.27%, 07/25/2020 (E)	110,000	108,922
JGWPT XXVI LLC Series 2012-2A, Class A, 3.84%, 10/15/2059 (E)	171,374	172,765
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	175,034	168,855

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E) (F)	$ 100,000	$ 99,915
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	52,460	51,304
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	57,883	56,292
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (E)	100,000	99,175
NRZ Advance Receivables Trust Series 2016-T4, Class AT4, 3.11%, 12/15/2050 (E)	300,000	298,664
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 3.55% (D), 01/20/2031 (E)	200,000	200,438
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (E)	210,000	210,432
Palmer Square CLO, Ltd. Series 2015-2A, Class A1AR, 3-Month LIBOR + 1.27%, 3.63% (D), 07/20/2030 (E)	250,000	250,942
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	380,000	380,063
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	14,359	14,327
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	31,027	30,930
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	26,181	26,044
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	22,362	22,171
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	23,334	23,217
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	39,130	38,624
SilverLeaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (E)	19,910	19,858
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	131,653	122,858
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (E)	89,843	89,591
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	128,470	127,906
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	115,749	114,661
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	100,147	98,956
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	159,282	156,875

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	$ 86,708	$ 85,387
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	272,083	267,359
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	271,323	268,252
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	245,000	242,888
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	57,812	56,602
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	125,352	123,080

Total Asset-Backed Securities (Cost $4,710,682)		4,662,904

CERTIFICATE OF DEPOSIT - 0.4%
Banks - 0.4%
Standard Chartered Bank 2.22%, 06/12/2018	550,000	550,000

Total Certificate of Deposit (Cost $550,000)		550,000

CORPORATE DEBT SECURITIES - 16.7%
Aerospace & Defense - 0.2%
Harris Corp. 5.55%, 10/01/2021	120,000	127,632
Northrop Grumman Corp. 2.55%, 10/15/2022	181,000	174,406

		302,038

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	57,319
5.10%, 01/15/2044	49,000	52,662

		109,981

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	123,413	117,509
3.70%, 04/01/2028	144,721	142,395
Delta Air Lines Pass-Through Trust 6.82%, 02/10/2024	320,346	351,836
United Airlines Pass-Through Trust 3.75%, 03/03/2028	257,188	255,131

		866,871

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	105,000	102,336

Automobiles - 0.1%
Ford Motor Co. 4.35%, 12/08/2026	150,000	147,197
General Motors Co.
4.88%, 10/02/2023	30,000	30,911
6.25%, 10/02/2043	20,000	21,361

		199,469

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks - 3.0%
Banco Santander SA 4.38%, 04/12/2028	$ 200,000	$ 198,068
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	59,000	56,203
Fixed until 12/20/2027, 3.42% (D), 12/20/2028 (E)	34,000	31,928
3.88%, 08/01/2025, MTN	250,000	247,820
4.45%, 03/03/2026, MTN	174,000	174,894
Bank One Corp. 8.00%, 04/29/2027	65,000	81,807
Barclays Bank PLC 10.18%, 06/12/2021 (E)	390,000	456,252
CIT Group, Inc. 4.13%, 03/09/2021	10,000	10,010
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.31% (D), 07/24/2023	151,000	152,595
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	158,000	153,576
4.50%, 01/14/2022	55,000	56,982
6.68%, 09/13/2043	20,000	25,027
Commerzbank AG 8.13%, 09/19/2023 (E)	255,000	294,941
Cooperatieve Rabobank UA Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (G)	405,000	437,400
Discover Bank 3.45%, 07/27/2026	250,000	232,815
Fifth Third Bancorp 3.95%, 03/14/2028	110,000	108,981
First Horizon National Corp. 3.50%, 12/15/2020	110,000	110,276
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (E)	65,000	63,624
JPMorgan Chase & Co.
3.25%, 09/23/2022	249,000	246,494
3.38%, 05/01/2023	96,000	94,001
4.85%, 02/01/2044	20,000	21,289
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (G)	4,937	5,351
Nordea Bank AB 4.25%, 09/21/2022 (E)	470,000	480,436
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	69,037
6.40%, 10/21/2019	60,000	62,744
Toronto-Dominion Bank Fixed until 09/15/2026, 3.63% (D), 09/15/2031	150,000	141,972
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	36,000	35,216
5.38%, 11/02/2043	67,000	71,936
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (G)	43,000	43,752

		4,165,427

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	56,000	54,751

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	$ 124,000	$ 119,434
Constellation Brands, Inc. 3.70%, 12/06/2026	52,000	50,394
Pernod Ricard SA 5.75%, 04/07/2021 (E)	128,000	136,454

		361,033

Biotechnology - 0.3%
AbbVie, Inc. 3.20%, 05/14/2026	147,000	137,220
Biogen, Inc. 4.05%, 09/15/2025	110,000	110,257
Celgene Corp. 3.88%, 08/15/2025	96,000	94,191
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	32,000	29,919
4.15%, 03/01/2047	31,000	29,524

		401,111

Building Products - 0.1%
Owens Corning 4.40%, 01/30/2048	121,000	107,971

Capital Markets - 1.8%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	205,260
7.30%, 06/28/2019	160,000	167,814
Charles Schwab Corp. 3.20%, 03/02/2027	75,000	71,836
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	250,000	242,070
3.80%, 06/09/2023	80,000	79,590
Deutsche Bank AG 3-Month LIBOR + 1.23%, 3.19% (D), 02/27/2023	115,000	115,087
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	257,000	276,573
6.25%, 02/01/2041	20,000	24,133
6.75%, 10/01/2037	75,000	91,004
Macquarie Group, Ltd. 6.25%, 01/14/2021 (E)	142,647	151,855
Morgan Stanley
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	114,000	108,381
5.00%, 11/24/2025	220,000	228,185
5.75%, 01/25/2021	280,000	297,655
State Street Corp. 3-Month LIBOR + 1.00%, 3.12% (D), 06/01/2077	11,000	9,971
UBS AG 7.63%, 08/17/2022	250,000	280,925
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (E)	200,000	198,797

		2,549,136

Chemicals - 0.1%
LyondellBasell Industries NV 5.00%, 04/15/2019	60,000	60,866

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Monsanto Co. 4.40%, 07/15/2044	$ 110,000	$ 103,672

		164,538

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC 3.85%, 11/15/2024 (E)	140,000	139,780

Construction & Engineering - 0.3%
SBA Tower Trust 2.88%, 07/10/2046 (E)	58,000	56,927
3.17%, 04/09/2047 (E)	110,000	108,368
3.45%, 03/15/2048 (E)	190,000	188,534

		353,829

Construction Materials - 0.3%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (E)	200,000	195,775
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	200,000	203,780

		399,555

Consumer Finance - 0.6%
Ally Financial, Inc.
3.50%, 01/27/2019	120,000	119,940
4.13%, 03/30/2020	120,000	120,600
American Express Co.
3.00%, 10/30/2024	44,000	41,880
4.05%, 12/03/2042	50,000	48,780
BMW US Capital LLC 2.80%, 04/11/2026 (E)	82,000	76,495
Capital One Financial Corp.
3.30%, 10/30/2024	183,000	174,294
3.80%, 01/31/2028	57,000	54,106
Discover Financial Services 3.75%, 03/04/2025	193,000	186,406

		822,501

Containers & Packaging - 0.1%
International Paper Co. 4.75%, 02/15/2022	96,000	99,863
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	34,654	35,130

		134,993

Diversified Consumer Services - 0.0% (A)
President & Fellows of Harvard College 3.62%, 10/01/2037	15,000	14,594

Diversified Financial Services - 0.3%
Aviation Capital Group LLC
3.50%, 11/01/2027 (E)	148,000	137,365
7.13%, 10/15/2020 (E)	153,000	166,020
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15%, 01/23/2030	107,000	98,158
Kaupthing Bank 7.63%, 02/28/2020 (E) (H) (I) (J) (K)	710,000	0

		401,543

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.00%, 06/30/2022	$ 180,000	$ 175,755
3.40%, 05/15/2025	130,000	123,803
4.35%, 06/15/2045	70,000	61,610
4.60%, 02/15/2021	67,000	69,061
5.00%, 03/01/2021	34,000	35,542
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	40,000	39,426
Sprint Capital Corp. 6.88%, 11/15/2028	24,000	24,480
Verizon Communications, Inc.
5.15%, 09/15/2023	155,000	166,672
5.50%, 03/16/2047	187,000	199,349

		895,698

Electric Utilities - 0.7%
Appalachian Power Co. 3.40%, 06/01/2025	110,000	107,591
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	51,585
8.88%, 11/15/2018	9,000	9,282
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	226,000	203,851
Duke Energy Progress LLC 3.60%, 09/15/2047	80,000	74,541
Entergy Arkansas, Inc. 3.70%, 06/01/2024	61,000	61,573
Jersey Central Power & Light Co. 7.35%, 02/01/2019	35,000	36,098
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	65,000	66,586
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,302
5.30%, 06/01/2042	25,000	29,729
PacifiCorp
3.60%, 04/01/2024	130,000	131,014
5.75%, 04/01/2037	25,000	30,450
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	140,000	134,773

		949,375

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc. 3.88%, 01/12/2028	130,000	122,396
Keysight Technologies, Inc. 4.55%, 10/30/2024	155,000	157,878

		280,274

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (E)	100,000	99,446
Schlumberger Investment SA 3.65%, 12/01/2023	33,000	33,246
Weatherford International, Ltd. 5.95%, 04/15/2042 (C)	35,000	25,375

		158,067

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1 3.65%, 03/23/2048 (E)	120,000	118,498

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
CBL & Associates, LP 5.25%, 12/01/2023	$ 139,000	$ 116,269
EPR Properties 4.50%, 04/01/2025	225,000	220,371
HCP, Inc. 3.40%, 02/01/2025	85,000	80,609
Hospitality Properties Trust 5.00%, 08/15/2022 (C)	174,000	179,366
Kilroy Realty, LP 4.25%, 08/15/2029	177,000	173,059
Realty Income Corp. 3.88%, 07/15/2024	118,000	116,847
VEREIT Operating Partnership, LP 3.00%, 02/06/2019	60,000	60,002

		1,065,021

Food & Staples Retailing - 0.3%
Kroger Co. 2.80%, 08/01/2022	66,000	63,838
Sysco Corp. 3.25%, 07/15/2027	95,000	89,669
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	135,000	134,483
Walmart, Inc. 3.63%, 12/15/2047	135,000	126,757

		414,747

Food Products - 0.1%
Conagra Brands, Inc. 3.20%, 01/25/2023	81,000	79,501
Kraft Heinz Foods Co. 4.88%, 02/15/2025 (E)	75,000	78,038

		157,539

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.75%, 11/30/2026	213,000	210,036
Becton Dickinson and Co. 3.70%, 06/06/2027	156,000	147,769
Medtronic, Inc. 4.63%, 03/15/2045	103,000	108,859

		466,664

Health Care Providers & Services - 0.3%
Coventry Health Care, Inc. 5.45%, 06/15/2021	66,000	69,606
CVS Health Corp.
2.13%, 06/01/2021	144,000	138,895
5.05%, 03/25/2048	86,000	87,367
5.30%, 12/05/2043	14,000	14,816
HCA Healthcare, Inc. 6.25%, 02/15/2021	50,000	52,562

		363,246

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	94,000	96,630

Industrial Conglomerates - 0.4%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (G)	555,000	549,450

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates (continued)
General Electric Co. (continued)
6.88%, 01/10/2039, MTN	$ 20,000	$ 25,450

		574,900

Insurance - 0.5%
Allstate Corp. 3.28%, 12/15/2026	90,000	87,058
American International Group, Inc. Fixed until 05/15/2038, 8.18% (D), 05/15/2068	26,000	34,060
Athene Global Funding 3.00%, 07/01/2022 (E)	93,000	89,848
Athene Holding, Ltd. 4.13%, 01/12/2028	186,000	174,112
AXA Equitable Holdings, Inc. 4.35%, 04/20/2028 (E)	137,000	133,899
Brighthouse Financial, Inc. 3.70%, 06/22/2027	56,000	50,704
CNA Financial Corp. 5.88%, 08/15/2020	90,000	95,076
Fidelity National Financial, Inc. 5.50%, 09/01/2022	60,000	64,341

		729,098

Internet Software & Services - 0.1%
Baidu, Inc. 3.88%, 09/29/2023	200,000	198,339

IT Services - 0.1%
DXC Technology Co. 4.75%, 04/15/2027	55,000	56,450
Mastercard, Inc. 3.38%, 04/01/2024 (C)	33,000	33,052

		89,502

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	200,000	194,246

Media - 0.2%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	100,000	102,375
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	138,640
4.45%, 01/15/2043	47,000	45,987

		287,002

Metals & Mining - 0.2%
Anglo American Capital PLC 4.00%, 09/11/2027 (E)	200,000	188,415
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	45,000	43,144

		231,559

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,043
4.88%, 03/01/2044	33,000	35,695
Dominion Energy, Inc. 2.58%, 07/01/2020	79,000	77,774

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	$ 10,000	$ 9,619

		145,131

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	68,000	73,301
Apache Corp.
4.25%, 01/15/2044	15,000	13,636
4.75%, 04/15/2043	22,000	21,968
BP Capital Markets PLC 3.12%, 05/04/2026	150,000	143,517
Continental Resources, Inc. 3.80%, 06/01/2024	25,000	24,375
Energy Transfer Partners, LP 5.95%, 10/01/2043	35,000	34,882
EnLink Midstream Partners, LP 4.85%, 07/15/2026 (C)	47,000	46,988
Enterprise Products Operating LLC 4.25%, 02/15/2048	132,000	124,795
EOG Resources, Inc. 2.45%, 04/01/2020	88,000	86,879
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	149,239
3.04%, 03/01/2026 (C)	60,000	58,073
Husky Energy, Inc. 4.00%, 04/15/2024	45,000	45,139
Kerr-McGee Corp. 6.95%, 07/01/2024	50,000	57,468
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	117,000	116,594
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,493
Noble Energy, Inc. 6.00%, 03/01/2041	22,000	24,849
Petrobras Global Finance BV 6.25%, 03/17/2024	70,000	73,640
Petroleos Mexicanos 3.50%, 01/30/2023	140,000	132,510
Petronas Capital, Ltd. 5.25%, 08/12/2019 (E)	100,000	102,631
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	130,000	126,322
Shell International Finance BV
2.50%, 09/12/2026	130,000	120,348
3.75%, 09/12/2046	39,000	36,902
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	37,228
4.63%, 03/01/2034	35,000	35,847
Western Gas Partners, LP 5.38%, 06/01/2021 (C)	76,000	78,638
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,574
7.88%, 09/01/2021	33,000	36,630
Williams Partners, LP 5.40%, 03/04/2044	35,000	35,689

		1,862,155

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
Perrigo Finance Unlimited Co. 4.38%, 03/15/2026	$ 200,000	$ 198,867
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	92,000	83,853

		282,720

Road & Rail - 0.0% (A)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	17,673
3.75%, 04/01/2024	12,000	12,164

		29,837

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.88%, 05/11/2024	145,000	140,335
KLA-Tencor Corp. 4.13%, 11/01/2021	155,000	158,218
QUALCOMM, Inc. 3.25%, 05/20/2027	132,000	121,482

		420,035

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	140,000	137,260

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85%, 02/23/2023	240,000	235,892
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	115,000	121,962
HP, Inc. 3.75%, 12/01/2020	11,000	11,132
Western Digital Corp. 4.75%, 02/15/2026	120,000	118,200

		487,186

Tobacco - 0.2%
Reynolds American, Inc. 4.45%, 06/12/2025	136,000	137,335
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	105,000	110,905

		248,240

Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.25%, 12/15/2020	145,000	161,444

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 3.13%, 07/16/2022	200,000	195,953
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	41,582
4.88%, 08/15/2040 (E)	155,000	159,940
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	35,000	35,984
Sprint Corp. 7.88%, 09/15/2023	45,000	48,262

		481,721

Total Corporate Debt Securities (Cost $23,618,580)		23,004,342

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bond 4.50%, 01/28/2026	$ 200,000	$ 204,000

Indonesia - 0.2%
Indonesia Government International Bond 5.38%, 10/17/2023 (E)	225,000	239,641

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028 (C)	116,000	109,330

Peru - 0.1%
Peru Government International Bond 7.35%, 07/21/2025 (C)	100,000	122,750

Total Foreign Government Obligations (Cost $693,362)		675,721

MORTGAGE-BACKED SECURITIES - 4.3%
Alternative Loan Trust Series 2007-22, Class 2A16, 6.50%, 09/25/2037	186,961	132,561
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	136,789
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	315,000	304,135
BBCMS Trust Series 2013-TYSN, Class B, 4.04%, 09/05/2032 (E)	245,000	247,899
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (E)	250,000	250,959
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	45,662
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	66,833
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	153,226
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	144,676	143,941
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	96,630	95,066
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,023
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	99,078
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	100,000	102,195
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	46,060
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	100,000	97,445
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	100,000	98,656
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	132,000	127,523

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	$ 225,000	$ 222,898
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 3.30% (D), 08/26/2036 (E)	48,559	48,769
CSMC Trust Series 2014-4R, Class 21A1, 1-Month LIBOR + 0.33%, 2.20% (D), 12/27/2035 (E)	178,851	174,296
GMACM Mortgage Loan Trust Series 2005-AR1, Class 3A, 3.99% (D), 03/18/2035	98,220	98,953
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	100,000	98,147
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	285,000	274,157
Impac CMB Trust Series 2004-6, Class 1A1, 1-Month LIBOR + 0.80%, 2.70% (D), 10/25/2034	57,321	56,180
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.55% (D), 08/25/2037	148,742	128,885
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 3.30% (D), 05/26/2037 (E)	38,804	38,944
Merrill Lynch Mortgage Investors Trust Series 2003-F, Class A1, 1-Month LIBOR + 0.64%, 2.54% (D), 10/25/2028	33,642	33,297
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	300,000	289,485
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (E)	181,347	175,154
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.30% (D), 08/15/2034 (E)	407,867	408,886
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	94,287	94,988
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	41,491	41,622
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	103,351	103,678
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	76,722	76,631
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	70,203	69,487
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	149,662	151,335

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	$ 251,948	$ 254,102
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	102,042	103,227
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	195,000	194,602
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	130,000	123,409
SCG Trust Series 2013-SRP1, Class A, 1-Month LIBOR + 1.65%, 3.55% (D), 11/15/2026 (E)	200,000	200,000
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 2.60% (D), 01/19/2034	79,103	77,186
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	225,000	223,612

Total Mortgage-Backed Securities (Cost $6,066,635)		5,930,981

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	15,000	21,078
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	78,437
7.60%, 11/01/2040	60,000	91,059
7.95%, 03/01/2036	110,000	119,371
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	10,000	10,514

		320,459

Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	10,000	12,263

New Jersey - 0.0% (A)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	16,000	23,538

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	15,000	20,158

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	$ 15,000	$ 19,348
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	10,000	11,793
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	20,000	23,196

		74,495

Total Municipal Government Obligations (Cost $434,152)		430,755

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.6%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 3.89% (D), 02/01/2041	13,045	13,627
5.50%, 06/01/2041	24,922	27,233
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	468,995	458,258
3.06% (D), 08/25/2024	490,000	486,413
3.49%, 01/25/2024	177,000	179,924
3.53% (D), 07/25/2023	157,000	160,343
Federal National Mortgage Association
2.50%, TBA (F)	512,000	497,990
3.00%, TBA (F)	3,322,000	3,234,831
3.33% (D), 10/25/2023	55,000	55,591
3.50%, 11/01/2028 - 01/01/2029	107,184	108,661
3.50%, TBA (F)	2,063,000	2,051,225
12-Month LIBOR + 1.75%, 3.73% (D), 03/01/2041	9,640	10,015
12-Month LIBOR + 1.82%, 3.83% (D), 03/01/2041	5,448	5,731
4.00%, 10/01/2025 - 06/01/2042	66,185	67,933
4.00%, TBA (F)	570,000	580,554
4.50%, 02/01/2025 - 06/01/2026	91,254	94,697
5.00%, 04/01/2039 - 11/01/2039	224,703	242,624
5.00%, TBA (F)	58,000	61,586
5.50%, 09/01/2036 - 12/01/2041	320,212	355,432
6.00%, 02/01/2038 - 06/01/2041	337,455	377,179
6.50%, 05/01/2040	46,983	52,342
Government National Mortgage Association, Interest Only STRIPS 0.77% (D), 02/16/2053	186,662	8,067

Total U.S. Government Agency Obligations (Cost $9,235,479)		9,130,256

U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury - 6.9%
U.S. Treasury Bond
2.25%, 08/15/2046	275,000	231,247
2.50%, 02/15/2045 - 05/15/2046	707,000	629,514
2.75%, 08/15/2042 - 08/15/2047	956,500	900,533
2.88%, 08/15/2045	166,000	159,302

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.00%, 05/15/2042	$ 139,000	$ 137,420
3.50%, 02/15/2039	480,000	516,019
3.63%, 02/15/2044	1,276,300	1,398,396
4.50%, 02/15/2036	403,000	487,724
4.75%, 02/15/2037	781,000	979,301
5.25%, 02/15/2029	445,000	539,632
U.S. Treasury Note
1.00%, 11/30/2019	1,051,400	1,028,113
1.13%, 06/30/2021 - 09/30/2021	255,000	242,606
1.25%, 11/30/2018	504,300	501,778
1.50%, 08/15/2026	320,000	286,388
1.63%, 03/31/2019 - 05/15/2026	806,100	786,363
1.75%, 11/30/2021	163,000	157,715
1.88%, 11/30/2021	155,000	150,725
2.00%, 12/31/2021	165,000	160,920
2.25%, 11/15/2027	215,300	203,004

		9,496,700

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	85,569	93,430
2.50%, 01/15/2029	316,237	371,723
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	919,805	917,657

		1,382,810

Total U.S. Government Obligations (Cost $11,237,690)		10,879,510

COMMERCIAL PAPER - 3.3%
Banks - 0.8%
Concord Capital Co. 1.88% (L), 05/04/2018 (E)	350,000	349,946
CRC Funding LLC 1.82% (L), 05/10/2018 (E)	250,000	249,888
Sumitomo Mitsui Banking Corp. 2.15% (L), 06/14/2018 (E)	550,000	548,582

		1,148,416

Diversified Financial Services - 2.5%
Alpine Securitizaton 2.38% (L), 07/02/2018 (E)	250,000	248,997

	Principal	Value

COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Atlantic Asset Securitization LLC 2.24% (L), 06/11/2018 (E)	$ 550,000	$ 548,622
Cafco LLC 2.31% (L), 06/13/2018 (E)	300,000	299,186
Cancara Asset Securitisation LLC 2.03% (L), 05/15/2018	150,000	149,883
Gotham Funding Corp. 2.21% (L), 06/06/2018 (E)	400,000	399,132
Liberty Funding LLC 2.30% (L), 06/14/2018 (E)	300,000	299,171
Sheffield Receivable 2.29% (L), 06/14/2018 (E)	575,000	573,419
Thunder Bay Funding LLC 2.24% (L), 06/14/2018 (E)	600,000	598,387
Victory Receivables 1.83% (L), 05/07/2018 (E)	300,000	299,910

		3,416,707

Total Commercial Paper (Cost $4,565,123)		4,565,123

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
1.71% (L), 07/05/2018	1,400,000	1,395,752
2.03% (L), 01/31/2019 (M)	100,000	98,432

Total Short-Term U.S. Government Obligations (Cost $1,494,259)		1,494,184

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (L)	962,884	962,884

Total Securities Lending Collateral (Cost $962,884)		962,884

Total Investments (Cost $141,981,814)		143,989,810
Net Other Assets (Liabilities) - (4.4)%		(6,119,443)

Net Assets - 100.0%		$ 137,870,367

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	4	06/15/2018	$ 542,208	$ 529,400	$ —	$ (12,808)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Common Stocks	$81,563,279	$—	$—	$81,563,279
Preferred Stocks	139,871	—	—	139,871
Asset-Backed Securities	—	4,662,904	—	4,662,904
Certificate of Deposit	—	550,000	—	550,000
Corporate Debt Securities	—	23,004,342	0	23,004,342
Foreign Government Obligations	—	675,721	—	675,721
Mortgage-Backed Securities	—	5,930,981	—	5,930,981
Municipal Government Obligations	—	430,755	—	430,755
U.S. Government Agency Obligations	—	9,130,256	—	9,130,256
U.S. Government Obligations	—	10,879,510	—	10,879,510
Commercial Paper	—	4,565,123	—	4,565,123
Short-Term U.S. Government Obligations	—	1,494,184	—	1,494,184
Securities Lending Collateral	962,884	—	—	962,884

Total Investments	$82,666,034	$61,323,776	$0	$143,989,810

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(12,808)	$—	$—	$(12,808)

Total Other Financial Instruments	$(12,808)	$—	$—	$(12,808)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $942,365. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $19,180,352, representing 13.9% of the Fund’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Security deemed worthless.
(I)	Illiquid security. At April 30, 2018, the value of such securities amounted to $0 or less than 0.1% of the Fund’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(L)	Rates disclosed reflect the yields at April 30, 2018.
(M)	All or a portion of the security has been segregated by the broker as collateral to cover margin requirements for open futures contracts. The value of the security is $98,432.
(N)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(P)	Level 3 securities were not considered significant to the Fund.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 19.0%
Cayman Islands - 1.2%
AIM Aviation Finance, Ltd. Series 2015-1A, Class A1, 4.21% (A), 02/15/2040 (B)	$ 2,213,961	$ 2,201,324

United States - 17.8%
AASET US, Ltd. Series 2018-1A, Class A, 3.84%, 01/16/2038 (B)	263,735	261,431
Ajax Mortgage Loan Trust Series 2016-B, Class A, 4.00% (A), 09/25/2065 (B)	81,779	82,070
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	655,000	654,881
American Express Credit Account Master Trust Series 2017-6, Class A, 2.04%, 05/15/2023	100,000	98,000
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	100,000	109,819
Series 2015-SFR1, Class F,
5.89%, 04/17/2052 (B)	184,000	194,972
BA Credit Card Trust
Series 2017-A1, Class A1,
1.95%, 08/15/2022	435,000	428,249
Series 2018-A1, Class A1,
2.70%, 07/17/2023	490,000	486,900
Bayview Opportunity Master Fund IIIa Trust
Series 2017-RN7, Class A1,
3.10% (A), 09/28/2032 (B)	115,120	114,565
Series 2017-RN8, Class A1,
3.35% (A), 11/28/2032 (B)	306,548	305,094
Bayview Opportunity Master Fund IIIb Trust Series 2017-RN3, Class A1, 3.23% (A), 05/28/2032 (B)	19,171	19,087
Bayview Opportunity Master Fund IVa Trust
Series 2018-RN1, Class A1,
3.28% (A), 01/28/2033 (B)	78,601	78,048
Series 2018-RN3, Class A1,
3.67% (A), 03/28/2033 (B)	103,694	103,533
Bayview Opportunity Master Fund IVb Trust Series 2017-NPL2, Class A1, 2.98% (A), 10/28/2032 (B)	205,474	204,308
Blackbird Capital Aircraft Lease Securitization, Ltd. Series 2016-1A, Class A, 4.21% (A), 12/16/2041 (B)	419,453	422,154
CAM Mortgage Trust Series 2016-2, Class A1, 3.25% (A), 06/15/2057 (B)	23,349	23,517
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7, 1-Month LIBOR + 0.51%, 2.41% (A), 09/16/2024	295,000	297,235

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CarMax Auto Owner Trust Series 2018-2, Class C, 3.57%, 12/15/2023	$ 220,000	$ 219,598
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3,
1.92%, 04/07/2022	1,200,000	1,179,561
Series 2018-A1, Class A1,
2.49%, 01/20/2023	1,010,000	997,964
Series 2018-A2, Class A2,
1-Month LIBOR + 0.33%, 2.23% (A), 01/21/2025	1,030,000	1,031,132
Coinstar Funding LLC Series 2017-1A, Class A2, 5.22%, 04/25/2047 (B)	499,950	510,650
Colony American Homes Series 2015-1A, Class E, 1-Month LIBOR + 3.00%, 4.90% (A), 07/17/2032 (B)	375,000	376,116
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	1,030,000	1,043,521
Series 2016-C, Class D,
5.92%, 06/15/2022 (B)	825,000	857,592
Series 2018-B, Class D,
4.26%, 03/15/2024 (B)	270,000	268,641
Credit Acceptance Auto Loan Trust Series 2017-3A, Class C, 3.48%, 10/15/2026 (B)	270,000	265,807
CWABS Asset-Backed Certificates Trust Series 2004-13, Class AF5B, 5.10% (A), 05/25/2035	303,566	307,234
DB Master Finance LLC Series 2017-1A, Class A2II, 4.03%, 11/20/2047 (B)	179,550	177,358
Discover Card Execution Note Trust
Series 2014-A4, Class A4,
2.12%, 12/15/2021	1,020,000	1,013,997
Series 2017-A1, Class A1,
1-Month LIBOR + 0.49%, 2.39% (A), 07/15/2024	925,000	931,641
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (B)	170,000	170,000
Drive Auto Receivables Trust Series 2018-1, Class D, 3.81%, 05/15/2024	505,000	503,681
DT Auto Owner Trust
Series 2016-1A, Class D,
4.66%, 12/15/2022 (B)	250,000	253,368
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	550,000	548,934
Series 2017-4A, Class D,
3.47%, 07/17/2023 (B)	190,000	187,479
Exeter Automobile Receivables Trust Series 2018-1A, Class D, 3.53%, 11/15/2023 (B)	105,000	103,336

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
First Investors Auto Owner Trust
Series 2014-3A, Class D,
3.85%, 02/15/2022 (B)	$ 725,000	$ 725,512
Series 2016-2A, Class D,
3.35%, 11/15/2022 (B)	200,000	195,664
Five Guys Funding LLC Series 2017-1A, Class A2, 4.60%, 07/25/2047 (B)	298,500	298,770
Flagship Credit Auto Trust Series 2015-1, Class C, 3.76%, 06/15/2021 (B)	1,400,000	1,405,841
Ford Credit Auto Owner Trust Series 2017-C, Class A3, 2.01%, 03/15/2022	260,000	256,584
GCAT LLC
Series 2017-3, Class A1,
3.35% (A), 04/25/2047 (B)	51,249	50,882
Series 2017-5, Class A1,
3.23% (A), 07/25/2047 (B)	57,743	57,352
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	665,000	664,914
Harbour Aircraft Investments, Ltd. Series 2017-1, Class A, 4.00%, 11/15/2037	496,667	493,687
Honda Auto Receivables Owner Trust
Series 2016-2, Class A3,
1.39%, 04/15/2020	142,052	141,219
Series 2017-1, Class A2,
1.42%, 07/22/2019	97,203	96,991
Series 2017-4, Class A3,
2.05%, 11/22/2021	385,000	380,670
Invitation Homes Trust
Series 2015-SFR1, Class E,
1-Month LIBOR + 4.20%, 6.10% (A), 03/17/2032 (B)	100,000	100,408
Series 2015-SFR3, Class E,
1-Month LIBOR + 3.75%, 5.65% (A), 08/17/2032 (B)	545,000	548,406
Series 2018-SFR1, Class E,
1-Month LIBOR + 2.00%, 3.90% (A), 03/17/2037 (B)	100,000	100,449
Series 2018-SFR2, Class E,
1-Month LIBOR + 2.00%, 3.90% (A), 06/17/2037 (B) (C)	330,000	331,007
Merlin Aviation Holdings DAC Series 2016-1, Class A, 4.50% (A), 12/15/2032 (B)	394,872	398,125
NYMT Residential Series 2016-RP1A, Class A, 4.00% (A), 03/25/2021 (B)	87,850	88,533
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1,
3.00% (A), 06/25/2057 (B)	164,430	162,237
Series 2017-NPL2, Class A1,
3.00% (A), 07/25/2057 (B)	240,900	238,566

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OneMain Financial Issuance Trust
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	$ 1,015,000	$ 1,014,443
Series 2015-2A, Class D,
5.64%, 07/18/2025 (B)	335,000	339,153
Series 2015-3A, Class B,
4.16%, 11/20/2028 (B)	980,000	991,083
Series 2017-1A, Class C,
3.35%, 09/14/2032 (B)	335,000	326,809
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 03/14/2029 (B)	210,000	209,610
OSAT Trust Series 2016-NPL1, Class A1, 3.75% (A), 07/25/2056 (B)	132,099	132,375
Progress Residential Trust
Series 2016-SFR1, Class E,
1-Month LIBOR + 3.85%, 5.75% (A), 09/17/2033 (B)	485,000	490,836
Series 2017-SFR1, Class D,
3.57%, 08/17/2034 (B)	100,000	97,545
PRPM LLC Series 2017-2A, Class A1, 3.47% (A), 09/25/2022 (B)	453,913	451,254
RCO Mortgage LLC Series 2017-1, Class A1, 3.38% (A), 08/25/2022 (B)	484,903	482,239
Santander Drive Auto Receivables Trust Series 2018-2, Class D, 3.88%, 02/15/2024	405,000	403,596
SLM Private Credit Student Loan Trust Series 2003-B, Class A3, 28 day AUR, 0.00% (A), 03/15/2033	1,012,000	1,004,396
Sofi Consumer Loan Program Trust Series 2018-2, Class B, 3.79%, 04/26/2027 (B)	345,000	343,108
SoFi Professional Loan Program LLC
Series 2015-D, Class B,
3.59%, 10/26/2037 (B)	858,425	850,040
Series 2016-C, Class B,
3.35% (A), 05/25/2037 (B)	240,000	230,164
Series 2016-E, Class B,
3.44% (A), 07/25/2040 (B)	445,000	429,128
Series 2017-E, Class C,
4.16%, 11/26/2040 (B)	135,000	131,587
Series 2017-F, Class BFX,
3.62%, 01/25/2041 (B)	265,000	259,841
TAL Advantage V LLC Series 2014-3A, Class A, 3.27%, 11/21/2039 (B)	934,833	919,021
Toyota Auto Receivables Owner Trust Series 2017-A, Class A2A, 1.42%, 09/16/2019	123,391	123,079
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50% (A), 03/25/2047 (B)	201,781	201,356

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50% (A), 03/25/2047 (B)	$ 503,633	$ 503,003
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38% (A), 04/25/2047 (B)	142,611	142,169
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13% (A), 06/25/2047 (B)	230,962	229,500
VOLT LXIII LLC Series 2017-NP10, Class A1, 3.00% (A), 10/25/2047 (B)	159,031	157,644
WAVE Trust Series 2017-1A, Class A, 3.84%, 11/15/2042 (B)	508,148	503,852

		32,534,121

Total Asset-Backed Securities (Cost $34,773,817)		34,735,445

CONVERTIBLE BONDS - 5.0%
United States - 5.0%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024	545,000	524,197
1.50%, 10/15/2020	453,000	508,467
Chesapeake Energy Corp. 5.50%, 09/15/2026	660,000	576,675
DISH Network Corp. 2.38%, 03/15/2024	1,330,000	1,147,605
Evolent Health, Inc. 2.00%, 12/01/2021	450,000	468,000
Finisar Corp. 0.50%, 12/15/2036	1,535,000	1,381,395
Greenbrier Cos., Inc. 2.88%, 02/01/2024	480,000	516,784
Hercules Capital, Inc. 4.38%, 02/01/2022	10,000	10,163
Insulet Corp. 1.38%, 11/15/2024 (B)	150,000	169,687
Intercept Pharmaceuticals, Inc. 3.25%, 07/01/2023	680,000	556,861
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	150,000	149,643
iStar, Inc. 3.13%, 09/15/2022 (B)	525,000	501,134
Macquarie Infrastructure Corp. 2.00%, 10/01/2023	1,080,000	968,104
Nabors Industries, Inc. 0.75%, 01/15/2024	920,000	718,750
Nuance Communications, Inc. 1.25%, 04/01/2025	450,000	442,169
Supernus Pharmaceuticals, Inc. 0.63%, 04/01/2023 (B)	155,000	168,136
Teladoc, Inc. 3.00%, 12/15/2022 (B)	285,000	351,602

Total Convertible Bonds (Cost $9,726,822)		9,159,372

	Principal	Value
CORPORATE DEBT SECURITIES - 60.3%
Argentina - 0.9%
Banco Hipotecario SA
BADLARPP + 2.50%, 25.23% (A), 01/12/2020 (B)	ARS 8,446,000	$ 410,117
BADLARPP + 4.00%, 26.77% (A), 11/07/2022 (B)	7,370,000	360,944
YPF SA
6.95%, 07/21/2027 (B)	$ 505,000	496,794
BADLARPP + 4.00%, 26.56% (A), 07/07/2020 (B)	400,000	305,752

		1,573,607

Austria - 0.5%
BRF GmbH 4.35%, 09/29/2026 (B)	665,000	591,850
OGX Austria GmbH
8.38%, 04/01/2022 03/30/2012 (B) (D) (E) (F)	6,100,000	610
8.50%, 06/01/2018 07/02/2012 (B) (D) (E) (F)	600,000	6
Suzano Austria GMBH 5.75%, 07/14/2026 (B)	285,000	298,538

		891,004

Bermuda - 0.5%
Athene Holding, Ltd. 4.13%, 01/12/2028	610,000	571,013
Sirius International Group, Ltd. 4.60%, 11/01/2026 (B)	330,000	309,500

		880,513

Canada - 1.6%
1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025 (B)	755,000	726,453
Baytex Energy Corp.
5.13%, 06/01/2021 (B)	20,000	18,900
5.63%, 06/01/2024 (B)	290,000	258,100
Glencore Finance Canada, Ltd. 4.95%, 11/15/2021 (B)	175,000	181,267
MEG Energy Corp.
6.38%, 01/30/2023 (B)	555,000	500,887
6.50%, 01/15/2025 (B)	130,000	130,026
Methanex Corp. 4.25%, 12/01/2024	120,000	118,554
Seven Generations Energy, Ltd. 5.38%, 09/30/2025 (B)	1,020,000	991,950

		2,926,137

Cayman Islands - 0.2%
Fibria Overseas Finance, Ltd. 4.00%, 01/14/2025	415,000	398,583

Chile - 0.2%
Latam Airlines Pass-Through Trust 4.20%, 08/15/2029	446,408	426,319

Colombia - 0.5%
Ecopetrol SA 5.88%, 05/28/2045	1,025,000	988,356

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 1.1%
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (B)	$ 720,000	$ 674,966
4.38%, 03/17/2025 (B)	250,000	246,286
Societe Generale SA 4.25%, 04/14/2025 (B)	1,115,000	1,093,118

		2,014,370

Italy - 0.7%
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (B)	1,200,000	1,174,590

Luxembourg - 0.9%
Cosan Luxembourg SA
7.00%, 01/20/2027 (G)	200,000	209,840
7.00%, 01/20/2027 (B)	530,000	556,076
Klabin Finance SA 4.88%, 09/19/2027 (B)	515,000	493,756
Millicom International Cellular SA 5.13%, 01/15/2028 (B)	200,000	188,500
Raizen Fuels Finance SA 5.30%, 01/20/2027 (B)	200,000	201,000

		1,649,172

Mexico - 3.4%
America Movil SAB de CV 8.46%, 12/18/2036	MXN 47,400,000	2,302,059
Cemex SAB de CV 7.75%, 04/16/2026 (B)	$ 1,060,000	1,162,290
Grupo Bimbo SAB de CV 4.70%, 11/10/2047 (B)	400,000	369,880
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/2028 (B)	290,000	272,237
4.88%, 01/14/2048 (B)	205,000	187,063
Mexichem SAB de CV 4.00%, 10/04/2027 (B)	260,000	242,502
Petroleos Mexicanos 7.47%, 11/12/2026	MXN 22,025,500	1,040,046
Unifin Financiera SAB de CV SOFOM ENR 7.25%, 09/27/2023 (B)	$ 655,000	662,794

		6,238,871

Multi-National - 0.5%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	945,000	888,016
7.25%, 06/01/2021 (B)	60,000	60,450

		948,466

Netherlands - 2.9%
Embraer Netherlands Finance BV
5.05%, 06/15/2025	720,000	752,400
5.40%, 02/01/2027	490,000	523,075
Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	350,000	393,070
Petrobras Global Finance BV
5.63%, 05/20/2043	190,000	158,622
5.75%, 02/01/2029	840,000	797,160
6.75%, 01/27/2041	1,480,000	1,404,520

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Petrobras Global Finance BV (continued)
6.88%, 01/20/2040	$ 730,000	$ 701,712
7.25%, 03/17/2044	130,000	129,084
Teva Pharmaceutical Finance Netherlands III BV 4.10%, 10/01/2046	540,000	399,500

		5,259,143

Norway - 0.2%
Aker BP ASA 6.00%, 07/01/2022 (B)	400,000	417,000

Spain - 0.3%
Banco Santander SA 5.18%, 11/19/2025	600,000	618,800

United Kingdom - 2.7%
Anglo American Capital PLC 4.50%, 03/15/2028 (B)	1,500,000	1,470,107
Barclays PLC
4.38%, 09/11/2024	1,415,000	1,380,871
4.84%, 05/09/2028	690,000	670,498
5.20%, 05/12/2026	410,000	409,770
Standard Chartered PLC 4.30%, 02/19/2027 (B) (H)	1,015,000	987,411

		4,918,657

United States - 42.9%
Abbott Laboratories 2.90%, 11/30/2021	965,000	951,569
American Airlines Pass-Through Trust
3.70%, 11/01/2024 - 04/15/2027	1,505,294	1,470,085
3.75%, 04/15/2027	692,961	676,954
4.38%, 04/01/2024	589,390	586,855
4.95%, 08/15/2026	219,431	224,917
Andeavor
4.75%, 12/15/2023	440,000	459,601
5.13%, 12/15/2026	545,000	575,328
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	195,000	189,680
5.25%, 01/15/2025	110,000	112,750
Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	865,000	854,964
Anheuser-Busch InBev Worldwide, Inc. 3.75%, 01/15/2022	105,000	106,756
Anthem, Inc. 2.50%, 11/21/2020	980,000	963,561
AT&T, Inc.
4.35%, 06/15/2045	85,000	74,812
4.50%, 03/09/2048	1,050,000	938,022
4.75%, 05/15/2046	195,000	181,613
5.25%, 03/01/2037	1,440,000	1,471,535
Aviation Capital Group LLC 3.50%, 11/01/2027 (B)	505,000	468,711
Avnet, Inc. 4.63%, 04/15/2026	1,075,000	1,061,112
Bank of America Corp. 4.25%, 10/22/2026, MTN	1,599,000	1,584,621
BMW US Capital LLC 3.10%, 04/12/2021 (B)	855,000	852,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Brixmor Operating Partnership, LP
3.25%, 09/15/2023	$ 160,000	$ 152,768
3.65%, 06/15/2024	490,000	472,178
4.13%, 06/15/2026	400,000	387,520
Bruce Mansfield Pass-Through Trust 6.85%, 06/01/2034 (I)	1,443,139	678,275
Caterpillar, Inc. 3.90%, 05/27/2021	255,000	260,527
CBRE Services, Inc. 4.88%, 03/01/2026	1,015,000	1,053,377
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023 (B)	1,070,000	1,075,029
Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	1,110,000	1,189,788
Chesapeake Energy Corp.
4.88%, 04/15/2022	260,000	249,600
5.75%, 03/15/2023	35,000	32,288
CIT Group, Inc. 4.13%, 03/09/2021	135,000	135,142
Coca-Cola Co. 3.30%, 09/01/2021	760,000	768,737
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	495,819	507,619
6.90%, 10/19/2023	67,298	70,124
Continental Resources, Inc. 3.80%, 06/01/2024	1,250,000	1,218,750
Cox Communications, Inc.
4.50%, 06/30/2043 (B)	120,000	106,164
4.80%, 02/01/2035 (B)	400,000	392,857
CVS Health Corp. 4.10%, 03/25/2025	1,235,000	1,230,556
DDR Corp. 4.70%, 06/01/2027	805,000	805,932
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	2,095,000	2,221,836
8.35%, 07/15/2046 (B)	815,000	1,003,507
Dillard’s, Inc.
7.00%, 12/01/2028	75,000	79,616
7.75%, 07/15/2026	20,000	22,330
Discovery Communications LLC
3.95%, 03/20/2028	580,000	550,924
5.00%, 09/20/2037	260,000	254,694
Energy Transfer Partners, LP 4.05%, 03/15/2025	1,710,000	1,656,317
EnLink Midstream Partners, LP
4.15%, 06/01/2025	350,000	339,012
4.40%, 04/01/2024	105,000	104,103
5.45%, 06/01/2047	1,115,000	1,076,207
Expedia Group, Inc. 3.80%, 02/15/2028	1,070,000	975,992
Ford Motor Credit Co. LLC 4.39%, 01/08/2026, MTN	1,070,000	1,053,539
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	370,000	357,050
General Mills, Inc. 3.20%, 04/16/2021	255,000	254,896

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Motors Financial Co., Inc.
3-Month LIBOR + 0.85%, 3.19% (A), 04/09/2021	$ 560,000	$ 563,969
3.55%, 04/09/2021	690,000	689,486
5.25%, 03/01/2026	1,855,000	1,928,120
Gilead Sciences, Inc. 2.55%, 09/01/2020	965,000	957,680
Glencore Funding LLC
3.88%, 10/27/2027 (B)	375,000	352,455
4.63%, 04/29/2024 (B)	1,105,000	1,115,502
Global Atlantic Fin Co. 8.63%, 04/15/2021 (B)	705,000	793,977
Halcon Resources Corp. 6.75%, 02/15/2025	133,000	132,834
HCA, Inc.
4.50%, 02/15/2027	270,000	258,525
5.25%, 04/15/2025 - 06/15/2026	845,000	853,312
7.05%, 12/01/2027	180,000	189,000
7.58%, 09/15/2025, MTN	1,020,000	1,111,800
7.69%, 06/15/2025	340,000	374,000
7.75%, 07/15/2036, MTN	125,000	135,313
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.88%, 04/01/2027	430,000	416,025
Hospitality Properties Trust 3.95%, 01/15/2028	665,000	607,638
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 5.88%, 02/01/2022	515,000	520,794
IFM US Colonial Pipeline 2 LLC 6.45%, 05/01/2021 (B)	2,300,000	2,447,333
International Business Machines Corp. 2.25%, 02/19/2021	980,000	963,119
INVISTA Finance LLC 4.25%, 10/15/2019 (B)	3,725,000	3,729,656
Jabil, Inc. 4.70%, 09/15/2022	1,090,000	1,118,231
Jefferies Group LLC 6.25%, 01/15/2036	1,635,000	1,740,380
John Deere Capital Corp. 2.55%, 01/08/2021	510,000	501,954
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.88%, 08/01/2021 (B)	695,000	707,162
Mackinaw Power LLC 6.30%, 10/31/2023 (B) (F)	623,726	637,698
Morgan Stanley 4.35%, 09/08/2026, MTN	3,175,000	3,154,815
New York Life Global Funding 1.50%, 10/24/2019 (B)	2,220,000	2,177,922
NGPL PipeCo LLC
4.38%, 08/15/2022 (B)	195,000	194,025
4.88%, 08/15/2027 (B)	325,000	315,656
Nuance Communications, Inc. 1.00%, 12/15/2035	500,000	465,624
Oasis Petroleum, Inc. 6.88%, 03/15/2022	265,000	272,950

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Old Republic International Corp.
3.88%, 08/26/2026	$ 755,000	$ 729,819
4.88%, 10/01/2024	685,000	713,071
Oracle Corp. 1.90%, 09/15/2021	335,000	323,322
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (B)	300,000	286,500
Quicken Loans, Inc. 5.75%, 05/01/2025 (B)	1,125,000	1,102,500
Retail Opportunity Investments Partnership, LP 4.00%, 12/15/2024	1,980,000	1,880,379
SM Energy Co.
5.00%, 01/15/2024	450,000	428,625
5.63%, 06/01/2025	205,000	197,825
Southwestern Energy Co. 4.10%, 03/15/2022	625,000	607,812
Sunoco Logistics Partners Operations, LP 4.00%, 10/01/2027	895,000	835,764
Tenet Healthcare Corp.
5.13%, 05/01/2025 (B)	470,000	457,075
7.50%, 01/01/2022 (B)	145,000	152,794
Time Warner Cable LLC
4.50%, 09/15/2042	590,000	500,062
5.50%, 09/01/2041	1,080,000	1,057,000
UAL Pass-Through Trust 6.64%, 01/02/2024	1,738,863	1,837,630
United Airlines Pass-Through Trust 3.65%, 04/07/2027 - 07/07/2027	736,800	710,448
United Technologies Corp. 1.90%, 05/04/2020	395,000	387,519
UnitedHealth Group, Inc. 1.95%, 10/15/2020	45,000	43,918
Universal Health Services, Inc.
4.75%, 08/01/2022 (B)	440,000	444,400
5.00%, 06/01/2026 (B)	555,000	542,513
Valero Energy Partners, LP 4.50%, 03/15/2028	570,000	563,061
Walt Disney Co. 2.30%, 02/12/2021	35,000	34,398
Whiting Petroleum Corp. 5.75%, 03/15/2021	610,000	624,487

		78,431,191

Virgin Islands, British - 0.3%
Gerdau Trade, Inc. 4.88%, 10/24/2027 (B)	520,000	503,100

Total Corporate Debt Securities (Cost $118,350,197)		110,257,879

FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
Argentina - 1.4%
Argentina POM Politica Monetaria ARPP7DR, 27.93% (A), 06/21/2020	ARS 18,825,000	960,499
Provincia de Buenos Aires
0.00% (A), 04/12/2025 (G)	13,880,000	687,153
6.50%, 02/15/2023 (B)	$ 410,000	415,125

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Provincia de Buenos Aires (continued)
7.88%, 06/15/2027 (B)	$ 400,000	$ 406,000
BADLARPP + 3.83%, 27.50% (A), 05/31/2022	ARS 1,275,000	62,253

		2,531,030

Mexico - 1.3%
Mexico Bonos
Series M,
5.75%, 03/05/2026	MXN 16,033,100	771,656
6.50%, 06/10/2021	16,341,800	852,590
7.75%, 11/13/2042	14,570,400	786,965

		2,411,211

Supranational - 1.3%
Africa Finance Corp. 3.88%, 04/13/2024 (B)	$ 260,000	248,552
International Bank for Reconstruction & Development
4.25%, 06/20/2019	COP 6,190,000,000	2,206,289

		2,454,841

Total Foreign Government Obligations (Cost $7,873,050)		7,397,082

LOAN ASSIGNMENTS - 1.9%
United States - 1.9%
Chemours Co. Term Loan B, 1-Month LIBOR + 1.75%, 3.66% (A), 04/03/2025	$ 664,461	664,461
Chesapeake Energy Corp. Term Loan, 3-Month LIBOR + 7.50%, 9.44% (A), 08/23/2021	1,556,305	1,646,765
Uber Technologies, Inc. Term Loan, TBD, 04/04/2025 (C)	1,162,260	1,170,977

Total Loan Assignments (Cost $3,376,057)		3,482,203

MORTGAGE-BACKED SECURITIES - 5.9%
United Kingdom - 0.1%
Holmes Master Issuer PLC Series 2018-1A, Class A2, 3-Month LIBOR + 0.36%, 2.71% (A), 10/15/2054 (B)	200,000	200,046

United States - 5.8%
Alternative Loan Trust
Series 2003-22CB, Class 1A1,
5.75%, 12/25/2033	275,085	282,013
Series 2004-16CB, Class 1A1,
5.50%, 07/25/2034	164,071	168,384
Series 2004-16CB, Class 3A1,
5.50%, 08/25/2034	187,210	191,833
Series 2004-J3, Class 1A1,
5.50%, 04/25/2034	376,239	381,694
Banc of America Funding Trust Series 2005-7, Class 3A1, 5.75%, 11/25/2035	503,881	529,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
COMM Mortgage Trust Series 2016-SAVA, Class C, 1-Month LIBOR + 3.00%, 4.90% (A), 10/15/2034 (B)	$ 670,000	$ 671,678
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 4A4, 5.75%, 11/25/2033	96,699	99,607
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 09/15/2037 (B)	100,000	95,195
GMACM Mortgage Loan Trust Series 2005-AR4, Class 3A1, 3.96% (A), 07/19/2035	455,016	435,099
Grand Avenue Mortgage Loan Trust Series 2017-RPL1, Class A1, 3.25%, 08/25/2064 (B)	505,152	496,296
GS Mortgage Securities Trust Series 2007-GG10, Class AM, 5.83% (A), 08/10/2045	162,708	165,250
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10, 4.15%, 08/05/2034 (B)	520,000	507,375
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2005-16IP, Class A1, 1-Month LIBOR + 0.64%, 2.54% (A), 07/25/2045	141,201	135,978
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1, Class C, 6.19% (A), 06/15/2043 (B) (F)	1,211,000	1,190,927
JPMorgan Mortgage Trust Series 2005-A1, Class 6T1, 3.76% (A), 02/25/2035	317,080	314,897
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	301,709	311,652
Series 2004-5, Class 2A1,
6.00%, 06/25/2034	357,249	369,527
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%, 3.55% (A), 11/15/2026 (B)	360,000	360,000
Series 2013-SRP1, Class C,
5.40% (A), 11/15/2026 (B)	140,000	138,573
Starwood Retail Property Trust Series 2014-STAR, Class A, 1-Month LIBOR + 1.22%, 3.63% (A), 11/15/2027 (B)	166,330	166,487
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class D, 4.89% (A), 05/10/2063 (B) (F)	345,000	327,399
WFRBS Commercial Mortgage Trust
Series 2011-C2, Class D,
5.65% (A), 02/15/2044 (B)	635,000	632,207
Series 2012-C7, Class E,
4.82% (A), 06/15/2045 (B)	840,000	680,414

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Working Cap Solutions Funding LLC Series 2016-1, Class TSTC, 7.71%, 08/31/2018 (F)	$ 2,000,000	$ 2,000,000

		10,651,699

Total Mortgage-Backed Securities (Cost $11,049,027)		10,851,745

U.S. GOVERNMENT OBLIGATION - 2.1%
U.S. Treasury - 2.1%
U.S. Treasury Bond 3.00%, 02/15/2048	3,905,000	3,832,697

Total U.S. Government Obligation (Cost $3,802,823)		3,832,697

	Shares	Value
COMMON STOCKS - 1.9%
Brazil - 0.0% (J)
Dommo Energia SA, ADR (E)	1,066	37,736

Colombia - 0.3%
Frontera Energy Corp. (E)	15,581	482,739

United States - 1.6%
Bristol-Myers Squibb Co.	16,527	861,552
Whiting Petroleum Corp. (E)	49,024	2,001,160

		2,862,712

Total Common Stocks (Cost $4,679,015)		3,383,187

CONVERTIBLE PREFERRED STOCKS - 1.2%
Bermuda - 0.5%
Bunge, Ltd., 4.88%	8,074	876,029

United States - 0.7%
Chesapeake Energy Corp., 5.75%	1,385	789,450
Wells Fargo & Co., Series L, Class A, 7.50%	432	553,224

		1,342,674

Total Convertible Preferred Stocks (Cost $2,030,433)		2,218,703

SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (K)	1,006,510	1,006,510

Total Securities Lending Collateral (Cost $1,006,510)		1,006,510

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 0.74% (K), dated 04/30/2018, to be repurchased at $304,748 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $310,903.

$ 304,742	$ 304,742

Total Repurchase Agreement (Cost $304,742)	304,742

Total Investments (Cost $196,972,493)	186,629,565
Net Other Assets (Liabilities) - (2.1)%	(3,845,638)

Net Assets - 100.0%	$ 182,783,927

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Asset-Backed Securities	18.6%	$34,735,445
Oil, Gas & Consumable Fuels	14.7	27,474,974
Mortgage-Backed Securities	5.8	10,851,745
Banks	5.5	10,300,358
Foreign Government Obligations	4.0	7,397,082
Health Care Providers & Services	3.6	6,756,767
Airlines	3.5	6,510,951
Media	3.4	6,308,521
Consumer Finance	3.0	5,589,682
Insurance	2.8	5,295,302
Diversified Financial Services	2.8	5,212,504
Equity Real Estate Investment Trusts	2.6	4,807,549
Metals & Mining	2.1	3,979,481
U.S. Government Obligation	2.1	3,832,697
Textiles, Apparel & Luxury Goods	2.0	3,729,656
Food Products	1.8	3,327,621
Technology Hardware, Storage & Peripherals	1.7	3,225,343
Capital Markets	1.7	3,154,815
Biotechnology	1.5	2,696,848
Diversified Telecommunication Services	1.4	2,665,982
Wireless Telecommunication Services	1.3	2,490,559
Software	1.3	2,402,092
Electronic Equipment, Instruments & Components	1.2	2,179,343
Beverages	0.9	1,730,457
Aerospace & Defense	0.9	1,662,994
Pharmaceuticals	0.8	1,429,188
Communications Equipment	0.7	1,381,395
Paper & Forest Products	0.6	1,190,877
Construction Materials	0.6	1,162,290
Hotels, Restaurants & Leisure	0.6	1,142,478
Health Care Equipment & Supplies	0.6	1,121,256
Electric Utilities	0.6	1,096,998
Real Estate Management & Development	0.6	1,053,377
Chemicals	0.6	1,025,517
Internet & Direct Marketing Retail	0.5	975,992
Transportation Infrastructure	0.5	968,104
IT Services	0.5	963,119
Health Care Technology	0.4	819,602
Machinery	0.4	777,311

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Energy Equipment & Services	0.4%	$718,750
Independent Power & Renewable Electricity Producers	0.4	678,275
Food & Staples Retailing	0.2	393,070
Multiline Retail	0.1	101,946

Investments, at Value	99.3	185,318,313
Short-Term Investments	0.7	1,311,252

Total Investments	100.0%	$186,629,565

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$34,735,445	$—	$34,735,445
Convertible Bonds	—	9,159,372	—	9,159,372
Corporate Debt Securities	—	110,257,879	—	110,257,879
Foreign Government Obligations	—	7,397,082	—	7,397,082
Loan Assignments	—	3,482,203	—	3,482,203
Mortgage-Backed Securities	—	10,851,745	—	10,851,745
U.S. Government Obligation	—	3,832,697	—	3,832,697
Common Stocks	3,383,187	—	—	3,383,187
Convertible Preferred Stocks	2,218,703	—	—	2,218,703
Securities Lending Collateral	1,006,510	—	—	1,006,510
Repurchase Agreement	—	304,742	—	304,742

Total Investments	$6,608,400	$180,021,165	$—	$186,629,565

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $69,757,791, representing 38.2% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2018, the total value of such securities is $616, representing less than 0.1% of the Fund’s net assets.
(E)	Non-income producing securities.
(F)	Illiquid security. At April 30, 2018, the value of such securities amounted to $4,156,640 or 2.3% of the Fund’s net assets.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the total value of Regulation S securities is $896,993, representing 0.5% of the Fund’s net assets.
(H)	All or a portion of the security is on loan. The value of the security on loan is $985,217. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(I)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2018, the value of this security is $678,275, representing 0.4% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at April 30, 2018.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
COP	Columbian Peso
MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ARPP7DR	Argentina Central Bank 7-Day Repo Reference Rate
AUR	Auction Rate Security
BADLARPP	Argentine Deposit Rates Badlar Private Banks 30-35 Days
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (A)	86,403	$ 8,167,676
Bluebird Bio, Inc. (A)	12,810	2,179,621
Editas Medicine, Inc. (A) (B)	77,377	2,429,638
Intellia Therapeutics, Inc. (A)	102,639	2,054,833
Intrexon Corp. (A) (B)	169,811	3,087,164

		17,918,932

Construction Materials - 3.2%
Martin Marietta Materials, Inc.	83,670	16,296,406
Vulcan Materials Co.	148,565	16,593,225

		32,889,631

Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B (A)	196,591	38,085,574

Health Care Equipment & Supplies - 4.7%
DexCom, Inc. (A)	287,637	21,049,276
Intuitive Surgical, Inc. (A)	61,057	26,912,704

		47,961,980

Health Care Technology - 8.5%
athenahealth, Inc. (A)	280,440	34,345,487
Veeva Systems, Inc., Class A (A)	740,524	51,932,948

		86,278,435

Hotels, Restaurants & Leisure - 4.7%
Starbucks Corp.	825,727	47,537,103

Internet & Direct Marketing Retail - 11.7%
Amazon.com, Inc. (A)	58,405	91,469,823
Booking Holdings, Inc. (A)	13,070	28,466,460

		119,936,283

Internet Software & Services - 20.3%
Alphabet, Inc., Class C (A)	49,279	50,133,005
Facebook, Inc., Class A (A)	300,825	51,741,900
MercadoLibre, Inc.	52,505	17,831,223
Spotify Technology SA (A)	38,420	6,211,361
Tencent Holdings, Ltd.	304,000	15,144,515
Twitter, Inc. (A)	1,604,644	48,636,760
Zillow Group, Inc., Class C (A) (B)	350,758	17,008,256

		206,707,020

Life Sciences Tools & Services - 4.7%
Illumina, Inc. (A)	199,539	48,074,931

Pharmaceuticals - 0.2%
Nektar Therapeutics (A)	26,720	2,235,395

Road & Rail - 4.7%
Union Pacific Corp.	359,173	47,996,288

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	44,149	$ 9,929,110

Software - 22.2%
Activision Blizzard, Inc.	748,311	49,650,435
Adobe Systems, Inc. (A)	74,319	16,469,090
Intuit, Inc.	93,897	17,351,227
salesforce.com, Inc. (A)	424,898	51,408,409
ServiceNow, Inc. (A)	236,672	39,320,686
Snap, Inc., Class A (A) (B)	948,541	13,592,593
Workday, Inc., Class A (A)	308,661	38,533,239

		226,325,679

Textiles, Apparel & Luxury Goods - 4.6%
LVMH Moet Hennessy Louis Vuitton SE (B)	135,504	47,339,485

Total Common Stocks (Cost $715,337,596)		979,215,846

SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	72,628,047	72,628,047

Total Securities Lending Collateral (Cost $72,628,047)		72,628,047

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $35,982,163 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $36,701,170.	$ 35,981,423	35,981,423

Total Repurchase Agreement (Cost $35,981,423)		35,981,423

Total Investments Excluding Purchased Options (Cost $823,947,066)		1,087,825,316
Total Purchased Options – 0.0% (D) (Cost $2,459,686)		279,060

Total Investments (Cost $826,406,752)		1,088,104,376
Net Other Assets (Liabilities) - (6.6)%		(67,790,351)

Net Assets - 100.0%		$ 1,020,314,025

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - USD vs. CNH (E)	RBS	USD	7.16	01/18/2019	USD	192,056,432	$ 833,525	$ 236,614
Call - USD vs. CNH (E)	RBS	USD	7.52	11/02/2018	USD	201,106,604	832,581	37,205
Call - USD vs. CNH (E)	RBS	USD	7.55	08/16/2018	USD	149,732,158	793,580	5,241

Total							$ 2,459,686	$ 279,060

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$916,731,846	$62,484,000	$—	$979,215,846
Securities Lending Collateral	72,628,047	—	—	72,628,047
Repurchase Agreement	—	35,981,423	—	35,981,423
Over-the-Counter Foreign Exchange Options Purchased	—	279,060	—	279,060

Total Investments	$989,359,893	$98,744,483	$—	$1,088,104,376

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $69,948,786. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Illiquid security. At April 30, 2018, the value of such securities amounted to $279,060 or less than 0.1% of the Fund’s net assets.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Aerospace & Defense - 3.5%
United Technologies Corp.	58,898	$ 7,076,595

Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc. (A)	84,926	7,092,170

Capital Markets - 8.1%
BlackRock, Inc.	12,799	6,674,678
Charles Schwab Corp.	174,726	9,728,744

		16,403,422

Chemicals - 5.9%
Albemarle Corp.	53,635	5,200,450
Sherwin-Williams Co.	18,141	6,669,720

		11,870,170

Distributors - 3.1%
LKQ Corp. (A)	203,358	6,308,165

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	73,511	6,153,606

Equity Real Estate Investment Trusts - 3.9%
American Tower Corp.	58,298	7,949,515

Health Care Equipment & Supplies - 7.3%
Cooper Cos., Inc.	30,543	6,985,490
Danaher Corp.	78,379	7,862,981

		14,848,471

Health Care Technology - 3.2%
Cerner Corp. (A)	110,916	6,460,857

Internet Software & Services - 6.8%
Alphabet, Inc., Class A (A)	6,871	6,998,663
Facebook, Inc., Class A (A)	39,207	6,743,604

		13,742,267

IT Services - 11.2%
Accenture PLC, Class A	40,164	6,072,797
Fiserv, Inc. (A)	114,129	8,087,181
Visa, Inc., Class A	67,451	8,558,183

		22,718,161

Life Sciences Tools & Services - 3.8%
Lonza Group AG, ADR	309,361	7,580,891

Oil, Gas & Consumable Fuels - 5.3%
Enbridge, Inc.	154,068	4,663,638
EOG Resources, Inc.	50,533	5,971,485

		10,635,123

Pharmaceuticals - 2.6%
Roche Holding AG, ADR (B)	190,567	5,297,763

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 3.8%
Verisk Analytics, Inc. (A)	72,472	$ 7,714,644

Software - 9.3%
Adobe Systems, Inc. (A)	30,790	6,823,064
Check Point Software Technologies, Ltd. (A)	50,624	4,885,722
Microsoft Corp.	76,657	7,168,963

		18,877,749

Specialty Retail - 3.8%
O’Reilly Automotive, Inc. (A)	29,840	7,641,129

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	48,436	8,004,533

Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc., Class B	85,081	5,818,690

Total Common Stocks (Cost $146,679,625)		192,193,921

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	5,376,753	5,376,753

Total Securities Lending Collateral (Cost $5,376,753)		5,376,753

	Principal	Value
REPURCHASE AGREEMENT - 5.4%
Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $10,911,050 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $11,132,100.	$ 10,910,825	10,910,825

Total Repurchase Agreement (Cost $10,910,825)		10,910,825

Total Investments (Cost $162,967,203)		208,481,499
Net Other Assets (Liabilities) - (3.0)%		(6,108,933)

Net Assets - 100.0%		$ 202,372,566

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$192,193,921	$—	$—	$192,193,921
Securities Lending Collateral	5,376,753	—	—	5,376,753
Repurchase Agreement	—	10,910,825	—	10,910,825

Total Investments	$197,570,674	$10,910,825	$—	$208,481,499

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $5,244,692. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 5.3%
General Dynamics Corp.	9,745	$ 1,961,766
Raytheon Co.	69,407	14,224,271
United Technologies Corp.	171,600	20,617,740

		36,803,777

Airlines - 2.0%
Southwest Airlines Co.	254,696	13,455,590

Auto Components - 1.3%
Adient PLC	149,539	9,165,245

Banks - 13.9%
Bank of America Corp.	1,073,121	32,107,781
JPMorgan Chase & Co.	273,772	29,780,918
PNC Financial Services Group, Inc.	65,756	9,574,731
Wells Fargo & Co.	465,600	24,192,576

		95,656,006

Building Products - 2.7%
Johnson Controls International PLC	548,797	18,587,754

Capital Markets - 3.5%
State Street Corp.	241,081	24,055,062

Chemicals - 3.5%
DowDuPont, Inc.	379,636	24,008,181

Consumer Finance - 3.8%
American Express Co.	263,192	25,990,210

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	430,737	14,085,100
Verizon Communications, Inc.	459,132	22,658,164

		36,743,264

Electric Utilities - 1.9%
Entergy Corp.	161,670	13,190,655

Equity Real Estate Investment Trusts - 1.2%
HCP, Inc.	350,100	8,178,336

Food & Staples Retailing - 3.6%
Walmart, Inc.	279,589	24,732,443

Food Products - 1.4%
Tyson Foods, Inc., Class A	138,900	9,736,890

Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	174,785	11,215,953
CVS Health Corp.	130,702	9,126,921

		20,342,874

Household Durables - 1.1%
Whirlpool Corp.	50,200	7,778,490

Industrial Conglomerates - 2.9%
General Electric Co.	960,100	13,508,607
Honeywell International, Inc.	47,152	6,821,951

		20,330,558

Insurance - 4.9%
Loews Corp.	244,922	12,848,608
XL Group, Ltd.	381,328	21,198,024

		34,046,632

Machinery - 2.8%
Stanley Black & Decker, Inc.	135,558	19,193,657

Multiline Retail - 0.6%
Target Corp.	58,889	4,275,341

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 16.5%
BP PLC, ADR	594,809	$ 26,522,533
Chevron Corp.	122,100	15,275,931
ConocoPhillips	367,582	24,076,621
Occidental Petroleum Corp.	260,144	20,098,726
Phillips 66	253,584	28,226,435

		114,200,246

Pharmaceuticals - 10.9%
Johnson & Johnson	192,629	24,365,642
Merck & Co., Inc.	237,914	14,005,997
Pfizer, Inc.	717,566	26,270,092
Sanofi, ADR	275,144	10,818,662

		75,460,393

Road & Rail - 1.7%
Norfolk Southern Corp.	80,869	11,602,275

Tobacco - 4.5%
Altria Group, Inc.	262,537	14,730,951
Philip Morris International, Inc.	198,453	16,273,146

		31,004,097

Total Common Stocks (Cost $524,261,982)		678,537,976

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 0.74% (A), dated 04/30/2018, to be repurchased at $12,342,489 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $12,593,438.	$ 12,342,235	12,342,235

Total Repurchase Agreement (Cost $12,342,235)		12,342,235

Total Investments (Cost $536,604,217)		690,880,211
Net Other Assets (Liabilities) - (0.0)% (B)		(259,967)

Net Assets - 100.0%		$ 690,620,244

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$678,537,976	$—	$—	$678,537,976
Repurchase Agreement	—	12,342,235	—	12,342,235

Total Investments	$678,537,976	$12,342,235	$—	$690,880,211

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2018.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.8%
International Equity Fund - 9.9%
iShares MSCI EAFE ETF	23,936	$ 1,693,233

International Fixed Income Fund - 14.9%
Vanguard Total International Bond ETF (A)	46,580	2,543,268

U.S. Equity Funds - 59.1%
iShares Russell 1000 Growth ETF	30,701	4,189,152
iShares Russell 1000 Value ETF	34,960	4,207,086
iShares Russell 2000 ETF (A)	10,898	1,670,881

		10,067,119

U.S. Fixed Income Fund - 14.9%
iShares Core U.S. Aggregate Bond ETF	23,845	2,527,570

Total Exchange-Traded Funds (Cost $13,885,363)		16,831,190

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	1,323,378	$ 1,323,378

Total Securities Lending Collateral (Cost $1,323,378)		1,323,378

Total Investments Excluding Purchased Options (Cost $15,208,741)		18,154,568
Total Purchased Options - 0.9% (Cost $172,969)		148,275

Total Investments (Cost $15,381,710)		18,302,843
Net Other Assets (Liabilities) - (7.5)%		(1,276,163)

Net Assets - 100.0%		$ 17,026,680

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,125.00	06/21/2019	USD	794,415	3	$20,139	$15,435
Put - S&P 500®	USD	2,150.00	06/21/2019	USD	264,805	1	5,803	5,050
Put - S&P 500®	USD	2,225.00	06/21/2019	USD	794,415	3	24,894	19,605
Put - S&P 500®	USD	2,250.00	06/21/2019	USD	794,415	3	22,669	20,790
Put - S&P 500®	USD	2,275.00	06/21/2019	USD	1,059,220	4	36,812	29,400
Put - S&P 500®	USD	2,300.00	06/21/2019	USD	529,610	2	16,046	14,540
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	794,415	3	30,609	24,765
Put - S&P 500®	USD	2,350.00	06/21/2019	USD	264,805	1	7,173	8,490
Put - S&P 500®	USD	2,450.00	06/21/2019	USD	264,805	1	8,824	10,200

Total							$172,969	$148,275

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$16,831,190	$—	$—	$16,831,190
Securities Lending Collateral	1,323,378	—	—	1,323,378
Exchange-Traded Options Purchased	148,275	—	—	148,275

Total Investments	$18,302,843	$—	$—	$18,302,843

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,296,299. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 93.1%
International Fixed Income Funds - 22.4%
iShares Emerging Markets High Yield Bond ETF	162,217	$ 7,804,260
VanEck Vectors Emerging Markets High Yield Bond ETF (A)	912,787	21,633,052
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (A)	1,662,880	31,145,742

		60,583,054

U.S. Equity Funds - 24.2%
Global SuperDividend US ETF	1,803,220	44,395,276
iShares Core High Dividend ETF	249,087	21,037,888

		65,433,164

U.S. Fixed Income Funds - 46.5%
iShares 20+ Year Treasury Bond ETF (A)	143,328	17,070,365
iShares MBS ETF (A)	80,515	8,358,262
PowerShares Senior Loan Portfolio (A)	98,214	2,269,726
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	1,932,771	52,996,581
Vanguard Long-Term Bond ETF (A)	511,141	45,297,315

		125,992,249

Total Exchange-Traded Funds (Cost $260,024,670)		252,008,467

INVESTMENT COMPANY - 6.8%
U.S. Mixed Allocation Fund - 6.8%
Global X MLP ETF (A)	2,015,762	18,282,962

Total Investment Company (Cost $19,329,520)		18,282,962

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	23,316,450	$ 23,316,450

Total Securities Lending Collateral (Cost $23,316,450)		23,316,450

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $1,247,778 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $1,276,800.	$ 1,247,752	1,247,752

Total Repurchase Agreement (Cost $1,247,752)		1,247,752

Total Investments (Cost $303,918,392)		294,855,631
Net Other Assets (Liabilities) - (9.0)%		(24,262,046)

Net Assets - 100.0%		$ 270,593,585

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$252,008,467	$—	$—	$252,008,467
Investment Company	18,282,962	—	—	18,282,962
Securities Lending Collateral	23,316,450	—	—	23,316,450
Repurchase Agreement	—	1,247,752	—	1,247,752

Total Investments	$293,607,879	$1,247,752	$—	$294,855,631

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,702,705. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.0%
Argentina - 2.2%
Banco Hipotecario SA 9.75%, 11/30/2020 (A)	$ 2,835,000	$ 3,116,629
Pampa Energia SA
7.38%, 07/21/2023 (A)	3,893,000	4,068,185
7.50%, 01/24/2027 (A)	3,465,000	3,525,637
Tecpetrol SA 4.88%, 12/12/2022 (A)	4,770,000	4,614,975
YPF SA 7.00%, 12/15/2047 (A) (B)	6,020,000	5,368,034

		20,693,460

Austria - 1.5%
ESAL GmbH 6.25%, 02/05/2023 (A) (B)	2,600,000	2,476,500
JBS Investments GmbH
7.25%, 04/03/2024 (A)	2,105,000	2,075,425
7.75%, 10/28/2020 (A) (B)	9,327,000	9,478,657

		14,030,582

Bermuda - 0.8%
Digicel Group, Ltd.
7.13%, 04/01/2022 (A) (B)	5,743,000	4,670,322
8.25%, 09/30/2020 (A)	3,510,000	3,137,063

		7,807,385

Brazil - 0.3%
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (C) (K)	1,975,000	1,436,812
5.38%, 09/26/2024 (A) (C) (K)	800,000	582,000
5.75%, 10/24/2023 (A) (C) (K)	1,425,000	1,036,688

		3,055,500

Canada - 1.4%
First Quantum Minerals, Ltd.
6.88%, 03/01/2026 (A)	2,875,000	2,731,250
7.50%, 04/01/2025 (A)	4,350,000	4,301,280
Stoneway Capital Corp. 10.00%, 03/01/2027 (A)	3,700,000	3,941,573
Vale Canada, Ltd. 7.20%, 09/15/2032	2,220,000	2,508,600

		13,482,703

Cayman Islands - 1.0%
Odebrecht Drilling Norbe VIII / IX, Ltd. 6.35%, 12/01/2021 (D)	2,845,625	2,774,484
Odebrecht Offshore Drilling Finance, Ltd. 6.72%, 12/01/2022 (D)	2,277,918	2,178,259
Vale Overseas, Ltd. 6.88%, 11/10/2039	4,245,000	4,932,690

		9,885,433

Dominican Republic - 0.4%
Aeropuertos Dominicanos Siglo XXI SA 6.75%, 03/30/2029 (A)	3,255,000	3,503,194

Ecuador - 0.8%
Petroamazonas EP 4.63%, 02/16/2020 - 11/06/2020 (A)	8,240,000	7,792,350

Indonesia - 0.7%
Pelabuhan Indonesia II PT 5.38%, 05/05/2045 (A)	3,765,000	3,563,949

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Indonesia (continued)
Pertamina Persero PT 6.00%, 05/03/2042 (A)	$ 3,105,000	$ 3,242,033

		6,805,982

Ireland - 1.8%
C&W Senior Financing DAC 6.88%, 09/15/2027 (A)	4,995,000	4,950,045
Credit Bank of Moscow Via CBOM Finance PLC Fixed until 10/05/2022, 7.50% (E), 10/05/2027 (A)	7,488,000	6,402,240
Russian Railways Via RZD Capital PLC 8.30%, 04/02/2019 (D)	RUB 326,800,000	5,245,562

		16,597,847

Kazakhstan - 2.2%
Development Bank of Kazakhstan JSC 4.13%, 12/10/2022 (A)	$ 6,165,000	6,149,587
KazMunayGas National Co. JSC
5.38%, 04/24/2030 (A)	2,600,000	2,599,220
6.38%, 04/09/2021 (A)	4,080,000	4,366,416
6.38%, 10/24/2048 (A) (B)	7,500,000	7,659,525

		20,774,748

Luxembourg - 3.7%
Altice Luxembourg SA 7.63%, 02/15/2025 (A) (B)	4,450,000	4,010,562
Atento Luxco 1 SA 6.13%, 08/10/2022 (A)	3,410,000	3,416,820
CSN Resources SA
6.50%, 07/21/2020 (A)	2,825,000	2,747,313
6.50%, 07/21/2020 (B) (D)	8,510,000	8,275,975
Gazprom OAO Via GAZ Capital SA 4.95%, 03/23/2027 (D)	4,480,000	4,412,800
Minerva Luxembourg SA
5.88%, 01/19/2028 (A) (B)	6,980,000	6,227,556
5.88%, 01/19/2028 (D)	350,000	312,270
Rumo Luxembourg Sarl 5.88%, 01/18/2025 (A)	4,240,000	4,139,300
Swiss Insured Brazil Power Finance Sarl 9.85%, 07/16/2032 (A)	BRL 5,500,000	1,601,393

		35,143,989

Malaysia - 0.3%
1MDB Energy, Ltd. 5.99%, 05/11/2022 (D)	$ 2,500,000	2,621,005

Mexico - 4.8%
Banco Mercantil del Norte SA Fixed until 01/06/2028, 7.63% (E), 01/10/2028 (A) (F)	5,585,000	5,766,513
BBVA Bancomer SA 6.75%, 09/30/2022 (A)	2,410,000	2,611,958
Cometa Energia SA de CV 6.38%, 04/24/2035 (A) (B)	8,575,000	8,403,500
Grupo Bimbo SAB de CV Fixed until 07/17/2023, 5.95%, 04/17/2023 (A) (F)	4,260,000	4,263,834

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Mexico City Airport Trust 5.50%, 07/31/2047 (A)	$ 7,070,000	$ 6,283,462
Petroleos Mexicanos
5.35%, 02/12/2028 (A)	7,155,000	6,807,267
6.35%, 02/12/2048 (A)	7,220,000	6,620,740
8.63%, 02/01/2022	1,450,000	1,667,500
Sixsigma Networks Mexico SA de CV 7.50%, 05/02/2025 (A) (G)	2,900,000	2,845,625

		45,270,399

Netherlands - 2.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028 (A)	6,330,000	5,931,210
Minejesa Capital BV 4.63%, 08/10/2030 (A)	4,165,000	3,945,125
Petrobras Global Finance BV
5.30%, 01/27/2025 (A)	4,740,000	4,661,790
7.38%, 01/17/2027	5,370,000	5,759,325

		20,297,450

Nigeria - 0.5%
SEPLAT Petroleum Development Co. PLC 9.25%, 04/01/2023 (A)	4,276,000	4,330,305

Northern Mariana Islands - 0.5%
MTN Mauritius Investment, Ltd. 6.50%, 10/13/2026 (A) (B)	4,460,000	4,727,654

Panama - 0.3%
ENA Norte Trust 4.95%, 04/25/2028 (A)	2,541,750	2,605,294

Paraguay - 0.4%
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022 (A)	3,705,000	3,788,140

Peru - 0.2%
Peru LNG Srl 5.38%, 03/22/2030 (A) (B)	2,320,000	2,305,500

Republic of South Africa - 1.3%
Eskom Holdings SOC, Ltd. 5.75%, 01/26/2021 (A)	12,505,000	12,469,236

Turkey - 3.1%
QNB Finansbank AS 4.88%, 05/19/2022 (A)	8,325,000	7,964,228
Turkcell Iletisim Hizmetleri AS 5.80%, 04/11/2028 (A) (B)	5,750,000	5,594,750
Turkiye Is Bankasi AS 6.13%, 04/25/2024 (A)	6,335,000	6,144,950
Turkiye Vakiflar Bankasi TAO
5.00%, 10/31/2018 (A)	1,840,000	1,845,733
5.75%, 01/30/2023 (A)	8,160,000	7,908,395

		29,458,056

United Arab Emirates - 1.2%
Acwa Power Management And Investments One, Ltd. 5.95%, 12/15/2039 (A)	4,250,000	4,305,250
Oztel Holdings SPC, Ltd. 6.63%, 04/24/2028 (A)	7,100,000	6,900,348

		11,205,598

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom - 1.4%
HSBC Holdings PLC Fixed until 03/23/2028, 6.50% (E), 03/23/2028 (F)	$ 4,145,000	$ 4,207,631
KCA Deutag UK Finance PLC 9.63%, 04/01/2023 (A)	3,060,000	3,151,800
Polyus Finance PLC 4.70%, 01/29/2024 (D)	2,575,000	2,354,065
Tullow Oil PLC 7.00%, 03/01/2025 (A) (B)	3,900,000	3,953,820

		13,667,316

United States - 0.7%
Braskem America Finance Co. 7.13%, 07/22/2041 (A)	3,350,000	3,780,978
Vrio Finco 1 LLC / Vrio Finco 2, Inc. 6.88%, 04/04/2028 (A)	3,260,000	3,247,775

		7,028,753

Venezuela - 0.8%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (D)	7,280,000	1,929,200
6.00%, 11/15/2026 (D) (H)	8,800,000	2,207,920
8.50%, 10/27/2020 (D) (H)	4,098,750	3,549,517

		7,686,637

Virgin Islands, British - 0.5%
GTL Trade Finance, Inc. 7.25%, 04/16/2044 (A) (B)	4,150,000	4,497,563

Total Corporate Debt Securities (Cost $335,834,563)		331,532,079

FOREIGN GOVERNMENT OBLIGATIONS - 60.3%
Angola - 0.4%
Angola Government International Bond 9.50%, 11/12/2025 (A) (B)	1,615,000	1,813,161
Republic of Angola Via Northern Lights III BV 7.00%, 08/17/2019 (D)	1,790,625	1,814,798

		3,627,959

Argentina - 6.4%
Argentina Republic Government International Bond
2.26% (I), 12/31/2038	EUR 3,235,000	2,676,792
2.50% (I), 12/31/2038	$ 10,035,000	6,547,838
4.63%, 01/11/2023	10,930,000	10,443,724
5.88%, 01/11/2028	8,035,000	7,360,060
6.88%, 01/11/2048	19,010,000	16,890,385
Argentina Republic Government International Bond, Interest Only STRIPS 5.00% Argentina GDP growth over base of 3.00%, 0.00% (E) (J), 12/15/2035	19,120,000	1,644,320
Bonos de la Nacion Argentina CON Ajuste por CER 4.00%, 03/06/2020	ARS 32,000,000	1,621,760
Provincia de Buenos Aires
Zero Coupon (E) (J), 04/12/2025 (D)	64,000,000	3,168,429

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Provincia de Buenos Aires (continued)
6.50%, 02/15/2023 (A) (B)	$ 7,239,000	$ 7,329,487
7.88%, 06/15/2027 (A)	3,170,000	3,217,550

		60,900,345

Bahrain - 0.6%
Bahrain Government International Bond 5.88%, 01/26/2021 (A) (B)	5,400,000	5,425,315

Brazil - 1.9%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2025 - 01/01/2027	BRL 61,106,000	17,874,857

Chile - 2.0%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2021 - 03/01/2026	CLP 9,720,000,000	16,101,526
6.00%, 01/01/2022	1,805,000,000	3,174,749

		19,276,275

Colombia - 4.2%
Colombia Government International Bond
2.63%, 03/15/2023	$ 3,910,000	3,698,860
4.38%, 07/12/2021	5,000,000	5,125,000
Colombia TES
Series B,
6.25%, 11/26/2025	COP 20,406,500,000	7,275,190
7.00%, 05/04/2022	26,024,100,000	9,773,360
7.50%, 08/26/2026	35,055,600,000	13,469,054

		39,341,464

Costa Rica - 0.5%
Costa Rica Government International Bond 7.16%, 03/12/2045 (A)	$ 4,425,000	4,481,021

Cote d’Ivoire - 0.6%
Ivory Coast Government International Bond 5.75% (I), 12/31/2032 (A)	6,303,150	6,029,593

Croatia - 0.5%
Croatia Government International Bond 6.00%, 01/26/2024 (A) (B)	4,740,000	5,165,538

Dominican Republic - 0.9%
Dominican Republic International Bond
5.88%, 04/18/2024 (A)	4,550,000	4,697,875
6.50%, 02/15/2048 (A)	4,110,000	4,083,285

		8,781,160

Ecuador - 1.0%
Ecuador Government International Bond
7.88%, 01/23/2028 (A)	6,925,000	6,128,625
10.50%, 03/24/2020 (A)	3,055,000	3,146,650

		9,275,275

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt - 1.0%
Egypt Government International Bond
5.58%, 02/21/2023 (A)	$ 5,245,000	$ 5,263,358
7.90%, 02/21/2048 (A)	4,225,000	4,281,961

		9,545,319

El Salvador - 0.7%
El Salvador Government International Bond 7.38%, 12/01/2019 (D)	6,397,000	6,599,337

Ghana - 0.3%
Ghana Government International Bond 8.13%, 01/18/2026 (A) (B)	2,875,000	3,072,881

Hungary - 1.0%
Hungary Government Bond 1.75%, 10/26/2022	HUF 2,364,120,000	9,275,177

Indonesia - 3.0%
Indonesia Government International Bond
3.38%, 04/15/2023 (A) (B)	$ 6,830,000	6,633,870
4.35%, 01/08/2027 (A)	3,760,000	3,765,441
5.25%, 01/17/2042 - 01/08/2047 (A)	8,975,000	9,268,451
Indonesia Treasury Bond 8.75%, 05/15/2031	IDR 37,000,000,000	2,985,265
Perusahaan Penerbit SBSN Indonesia III 4.40%, 03/01/2028 (A)	$ 5,420,000	5,359,296

		28,012,323

Kazakhstan - 0.5%
KazAgro National Management Holding JSC 4.63%, 05/24/2023 (A)	4,355,000	4,257,013

Kenya - 0.5%
Kenya Government International Bond 7.25%, 02/28/2028 (A)	4,110,000	4,242,243

Lebanon - 0.8%
Lebanon Government International Bond 6.15%, 06/19/2020, MTN (B)	7,345,000	7,256,860

Malaysia - 2.4%
Malaysia Government Bond
3.76%, 03/15/2019	MYR 18,768,000	4,794,080
4.06%, 09/30/2024	69,791,000	17,905,896

		22,699,976

Mexico - 2.1%
Mexico Bonos
Series M,
8.00%, 12/07/2023 - 11/07/2047	MXN 199,470,000	11,024,993
10.00%, 11/20/2036	89,300,000	5,898,645
Mexico Government International Bond 3.60%, 01/30/2025	$ 3,320,000	3,230,360

		20,153,998

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Nigeria - 0.5%
Nigeria Government International Bond 7.70%, 02/23/2038 (A)	$ 4,635,000	$ 4,762,463

Oman - 1.3%
Oman Government International Bond
4.13%, 01/17/2023 (A) (B)	7,455,000	7,090,451
6.75%, 01/17/2048 (A)	5,905,000	5,558,955

		12,649,406

Pakistan - 0.4%
Pakistan Government International Bond 7.25%, 04/15/2019 (A)	4,040,000	4,116,639

Peru - 1.4%
Peru Government International Bond
5.70%, 08/12/2024 (A)	PEN 23,754,000	7,788,384
8.20%, 08/12/2026 (A)	14,625,000	5,462,192

		13,250,576

Poland - 0.6%
Republic of Poland Government Bond 2.50%, 07/25/2026	PLN 20,508,000	5,644,908

Qatar - 1.8%
Qatar Government International Bond
4.50%, 04/23/2028 (A) (B)	$ 8,435,000	8,419,007
5.10%, 04/23/2048 (A) (B)	5,935,000	5,882,475
5.25%, 01/20/2020 (A)	2,880,000	2,968,128

		17,269,610

Republic of Korea - 0.8%
Export-Import Bank of Korea
6.20%, 08/07/2021 (A)	INR 395,000,000	5,796,569
6.90%, 01/08/2021 (A)	IDR 30,000,000,000	2,121,186

		7,917,755

Republic of South Africa - 4.1%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 124,470,236	8,707,424
8.75%, 01/31/2044	147,869,307	11,485,442
8.88%, 02/28/2035	109,897,000	8,801,987
10.50%, 12/21/2026	47,166,000	4,316,266
Republic of South Africa Government International Bond 4.30%, 10/12/2028	$ 5,530,000	5,076,783

		38,387,902

Russian Federation - 3.3%
Russian Federation Federal Bond - OFZ
7.05%, 01/19/2028	RUB 619,509,000	9,778,744
7.50%, 02/27/2019	558,638,000	8,959,942
7.70%, 03/23/2033	426,859,000	6,951,350
Russian Federation Foreign Bond - Eurobond
4.38%, 03/21/2029 (A)	$ 4,000,000	3,881,640
5.25%, 06/23/2047 (A)	1,600,000	1,550,279

		31,121,955

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 1.3%
Saudi Government International Bond
4.00%, 04/17/2025 (A)	$ 2,750,000	$ 2,710,779
5.00%, 04/17/2049 (A)	9,720,000	9,321,383

		12,032,162

Serbia - 0.3%
Serbia International Bond 7.25%, 09/28/2021 (A)	2,790,000	3,081,510

Sri Lanka - 1.4%
Sri Lanka Government International Bond
5.75%, 04/18/2023 (A)	8,255,000	8,202,795
6.25%, 07/27/2021 (D)	5,060,000	5,207,752

		13,410,547

Supranational - 3.4%
Africa Finance Corp. 3.88%, 04/13/2024 (A)	2,715,000	2,595,458
Asian Development Bank 5.90%, 12/20/2022, MTN	INR 134,130,000	1,949,648
Banque Ouest Africaine de Developpement 5.00%, 07/27/2027 (A)	$ 4,840,000	4,750,460
Eastern and Southern African Trade and Development Bank 5.38%, 03/14/2022, MTN (B) (D)	4,675,000	4,698,749
European Bank for Reconstruction & Development
7.38%, 04/15/2019, MTN	IDR 94,360,000,000	6,832,580
10.00%, 11/16/2018, MTN	47,450,000,000	3,453,303
Inter-American Development Bank
5.50%, 08/23/2021, MTN	INR 150,000,000	2,167,066
7.88%, 03/14/2023, MTN	IDR 74,110,000,000	5,662,457

		32,109,721

Turkey - 4.5%
Export Credit Bank of Turkey 6.13%, 05/03/2024 (A) (G)	$ 5,605,000	5,588,185
Turkey Government Bond
7.10%, 03/08/2023	TRY 51,609,000	10,132,241
10.50%, 08/11/2027	47,225,000	10,579,442
11.00%, 03/02/2022	23,305,000	5,364,264
Turkey Government International Bond 6.13%, 10/24/2028	$ 10,955,000	10,927,612

		42,591,744

Ukraine - 2.0%
Ukraine Government International Bond
7.38%, 09/25/2032 (A)	3,385,000	3,123,339
7.75%, 09/01/2021 - 09/01/2026 (D)	15,595,000	15,667,507

		18,790,846

United Kingdom - 0.3%
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025 (D)	2,760,000	2,887,650

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Venezuela - 0.7%
Venezuela Government International Bond
8.25%, 10/13/2024 (D) (H)	$ 6,095,000	$ 1,737,075
9.00%, 05/07/2023 (D) (H)	8,435,000	2,403,975
9.25%, 09/15/2027	7,735,000	2,397,850

		6,538,900

Zambia - 0.9%
Zambia Government International Bond
5.38%, 09/20/2022 (A) (B)	5,740,000	5,252,376
8.97%, 07/30/2027 (A)	3,225,000	3,241,125

		8,493,501

Total Foreign Government Obligations (Cost $574,038,107)		570,351,724

	Shares	Value
COMMON STOCKS - 0.2%
Colombia - 0.1%
Frontera Energy Corp. (B) (K)	46,678	1,438,382

United States - 0.1%
NII Holdings, Inc. (B) (K)	193,157	531,182

Total Common Stocks (Cost $8,649,557)		1,969,564

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.6%
Argentina - 0.6%
Bonos de la Nacion Argentina CON Ajuste por CER 3.75% (L), 02/08/2019	ARS 99,804,000	5,113,040

Total Short-Term Foreign Government Obligation (Cost $5,072,257)		5,113,040

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (L)	86,456,907	$ 86,456,907

Total Securities Lending Collateral (Cost $86,456,907)		86,456,907

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 0.74% (L), dated 04/30/2018, to be repurchased at $19,973,470 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $20,373,938.	$ 19,973,059	19,973,059

Total Repurchase Agreement (Cost $19,973,059)		19,973,059

Total Investments (Cost $1,030,024,450)		1,015,396,373
Net Other Assets (Liabilities) - (7.3)%		(68,965,391)

Net Assets - 100.0%		$ 946,430,982

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/30/2018	ZAR	64,441,098	USD	5,195,300	$—	$(47,828)
BOA	05/30/2018	USD	9,146,592	EUR	7,487,939	83,493	—
BOA	05/30/2018	EUR	5,214,442	USD	6,397,807	—	(86,457)
BOA	05/30/2018	USD	6,408,428	ZAR	79,420,322	64,435	—
HSBC	05/30/2018	USD	5,195,300	PLN	18,133,208	27,259	—
JPM	05/11/2018	USD	4,685,000	RUB	295,061,300	5,875	—
JPM	05/11/2018	RUB	296,291,113	USD	4,685,000	13,628	—
JPM	05/30/2018	PLN	52,696,850	USD	15,331,331	—	(312,506)
JPM	05/30/2018	HUF	1,918,947,336	USD	7,527,350	—	(127,016)
SCB	05/02/2018	USD	5,046,991	COP	14,163,270,000	4,873	—
SCB	05/02/2018	COP	14,163,270,000	USD	5,140,000	—	(97,882)
SCB	05/03/2018	USD	17,934,629	BRL	61,627,106	348,776	—
SCB	05/03/2018	BRL	61,627,106	USD	17,886,014	—	(300,162)
SCB	05/29/2018	USD	6,440,000	CLP	3,879,456,000	115,622	—
SCB	05/30/2018	JPY	1,211,629,760	USD	11,165,036	—	(58,699)
SCB	05/30/2018	TRY	47,514,087	USD	11,500,027	79,257	—
SCB	05/30/2018	USD	4,921,678	ZAR	60,977,126	50,903	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SCB	06/04/2018	USD	5,315,000	BRL	18,679,568	$1,018	$—
TDB	05/30/2018	USD	6,440,000	PLN	22,272,096	92,359	—
TDB	05/30/2018	MXN	122,752,688	USD	6,480,792	49,978	—

Total						$937,476	$(1,030,550)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	56.2%	$570,351,724
Oil, Gas & Consumable Fuels	8.4	85,286,619
Banks	5.1	52,117,864
Metals & Mining	3.5	35,404,236
Wireless Telecommunication Services	3.3	33,356,989
Electric Utilities	3.0	30,570,761
Food Products	2.4	24,834,242
Transportation Infrastructure	1.6	16,531,250
Chemicals	1.0	9,712,188
Independent Power & Renewable Electricity Producers	0.8	8,403,500
Media	0.7	7,258,337
Energy Equipment & Services	0.6	5,926,284
Road & Rail	0.5	5,245,562
Professional Services	0.4	4,305,250
Diversified Telecommunication Services	0.4	3,788,140
Marine	0.4	3,563,949
Commercial Services & Supplies	0.3	3,416,820
Construction & Engineering	0.2	2,178,259
Diversified Financial Services	0.2	1,601,393

Investments, at Value	89.0	903,853,367
Short-Term Investments	11.0	111,543,006

Total Investments	100.0%	$1,015,396,373

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$331,532,079	$—	$331,532,079
Foreign Government Obligations	—	570,351,724	—	570,351,724
Common Stocks	1,969,564	—	—	1,969,564
Short-Term Foreign Government Obligation	—	5,113,040	—	5,113,040
Securities Lending Collateral	86,456,907	—	—	86,456,907
Repurchase Agreement	—	19,973,059	—	19,973,059

Total Investments	$88,426,471	$926,969,902	$—	$1,015,396,373

Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$937,476	$—	$937,476

Total Other Financial Instruments	$—	$937,476	$—	$937,476

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(1,030,550)	$—	$(1,030,550)

Total Other Financial Instruments	$—	$(1,030,550)	$—	$(1,030,550)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $487,523,668, representing 51.5% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $84,657,681. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2018, the total value of such securities is $3,055,500, representing 0.3% of the Fund’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the total value of Regulation S securities is $80,046,329, representing 8.5% of the Fund’s net assets.
(E)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At April 30, 2018, the total value of such securities is $9,898,487, representing 1.0% of the Fund’s net assets.
(I)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2018; the maturity dates disclosed are the ultimate maturity dates.
(J)	Percentage rounds to less than 0.01% or (0.01)%.
(K)	Non-income producing securities.
(L)	Rates disclosed reflect the yields at April 30, 2018.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America, N.A.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATIONS:

GDP	Gross Domestic Product
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Brazil - 7.8%
Ambev SA	360,700	$ 2,402,127
Banco do Brasil SA (A)	207,000	2,168,560
Banco Santander Brasil SA	309,785	3,370,035
Estacio Participacoes SA	204,900	1,865,811
Fleury SA	69,800	520,232
Itau Unibanco Holding SA, ADR	105,216	1,528,789
Lojas Renner SA	52,030	484,328
MRV Engenharia e Participacoes SA	404,000	1,729,847
Petroleo Brasileiro SA, ADR (A)	216,500	2,846,975
Vale SA, ADR (A)	349,000	4,830,160

		21,746,864

China - 30.9%
Air China, Ltd., H Shares	1,938,000	2,587,737
Alibaba Group Holding, Ltd., ADR (A)	58,100	10,373,174
Angang Steel Co., Ltd., H Shares (B)	1,032,000	1,120,274
Baidu, Inc., ADR (A)	11,200	2,810,080
Bank of China, Ltd., Class H	7,626,000	4,178,018
China Cinda Asset Management Co., Ltd., Class H	1,514,000	543,976
China Communications Construction Co., Ltd., Class H	3,154,000	3,656,858
China Conch Venture Holdings, Ltd.	1,036,000	3,233,932
China Construction Bank Corp., Class H	6,346,000	6,727,109
China Railway Group, Ltd., H Shares	2,318,000	1,863,579
China Shenhua Energy Co., Ltd., Class H	1,558,500	3,864,156
CNOOC, Ltd.	2,720,000	4,560,682
Country Garden Holdings Co., Ltd.	546,000	1,128,362
CSPC Pharmaceutical Group, Ltd.	514,000	1,322,877
Geely Automobile Holdings, Ltd.	682,000	1,824,772
Guangzhou Automobile Group Co., Ltd., Class H	522,000	964,370
Industrial & Commercial Bank of China, Ltd., Class H	2,607,000	2,318,470
JD.com, Inc., ADR (A)	57,700	2,106,627
KWG Property Holding, Ltd.	1,186,500	1,626,616
Lonking Holdings, Ltd.	1,542,000	707,281
PetroChina Co., Ltd., Class H	3,858,000	2,846,072
PICC Property & Casualty Co., Ltd., Class H	1,184,000	2,139,109
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,642,000	1,096,250
Sinopharm Group Co., Ltd., Class H	212,400	895,752
Sunny Optical Technology Group Co., Ltd.	130,000	2,154,893
Tencent Holdings, Ltd.	329,800	16,429,806
Tianneng Power International, Ltd.	558,000	810,483
West China Cement, Ltd.	4,928,000	1,004,606
YY, Inc., ADR (A)	7,400	713,286

		85,609,207

Hong Kong - 1.9%
Brilliance China Automotive Holdings, Ltd.	798,000	1,439,698
China Overseas Land & Investment, Ltd.	408,000	1,380,161
Haier Electronics Group Co., Ltd.	479,000	1,666,108
Nine Dragons Paper Holdings, Ltd.	473,000	713,539

		5,199,506

Hungary - 1.2%
MOL Hungarian Oil & Gas PLC	108,752	1,256,713
OTP Bank Nyrt	45,733	1,994,113

		3,250,826

	Shares	Value
COMMON STOCKS (continued)
India - 7.9%
HDFC Bank, Ltd., ADR	27,761	$ 2,659,781
Hindalco Industries, Ltd.	325,768	1,150,243
ICICI Bank, Ltd., ADR	120,020	1,021,370
Indiabulls Housing Finance, Ltd.	159,344	3,122,059
Infosys, Ltd., ADR (B)	190,700	3,369,669
Mahindra & Mahindra, Ltd.	149,703	1,958,319
Maruti Suzuki India, Ltd.	12,008	1,584,907
Mindtree, Ltd.	123,721	2,011,347
Tata Motors, Ltd., ADR (A)	94,035	2,362,159
Tech Mahindra, Ltd.	152,688	1,531,113
Vedanta, Ltd.	272,376	1,218,019

		21,988,986

Indonesia - 0.7%
Adaro Energy Tbk PT	5,928,500	781,944
Bank Negara Indonesia Persero Tbk PT	2,086,300	1,207,167

		1,989,111

Malaysia - 3.7%
AirAsia Group Bhd.	684,000	671,186
CIMB Group Holdings Bhd.	1,740,600	3,194,169
Malayan Banking Bhd.	654,900	1,799,368
Malaysia Airports Holdings Bhd.	272,800	626,463
Petronas Chemicals Group Bhd.	725,400	1,562,286
Public Bank Bhd	148,300	899,590
Tenaga Nasional Bhd.	360,900	1,457,030

		10,210,092

Mexico - 3.6%
America Movil SAB de CV, Class L, ADR	241,300	4,461,637
Arca Continental SAB de CV	78,100	538,204
Fomento Economico Mexicano SAB de CV, ADR	16,000	1,546,560
Gruma SAB de CV, Class B	49,510	605,385
Grupo Financiero Banorte SAB de CV, Class O	400,000	2,501,544
Industrias Penoles SAB de CV	22,990	483,094

		10,136,424

Peru - 1.3%
Cia de Minas Buenaventura SAA, ADR	87,100	1,389,245
Credicorp, Ltd.	9,205	2,140,070

		3,529,315

Poland - 0.7%
KGHM Polska Miedz SA	38,374	1,023,788
Powszechny Zaklad Ubezpieczen SA	85,268	1,042,695

		2,066,483

Republic of Korea - 14.2%
CJ CheilJedang Corp.	1,949	625,913
Hana Financial Group, Inc.	69,104	3,089,477
Industrial Bank of Korea	79,706	1,257,475
KB Financial Group, Inc.	75,975	4,353,420
LG Electronics, Inc.	26,774	2,556,948
Lotte Chemical Corp.	5,653	2,191,229
POSCO, ADR	24,600	2,087,310
Samsung Electro-Mechanics Co., Ltd.	16,678	1,850,422
Samsung Electronics Co., Ltd.	5,640	13,993,727
SK Hynix, Inc.	71,167	5,630,459
SK Telecom Co., Ltd.	7,645	1,635,581

		39,271,961

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa - 4.5%
Barclays Africa Group, Ltd.	102,713	$ 1,507,858
Naspers, Ltd., N Shares	29,167	7,158,819
Sanlam, Ltd.	178,069	1,131,556
Standard Bank Group, Ltd.	161,894	2,783,564

		12,581,797

Russian Federation - 0.7%
Gazprom PJSC, ADR	422,884	1,928,351

Taiwan - 11.4%
Airtac International Group	61,000	1,063,864
Catcher Technology Co., Ltd.	123,000	1,376,067
Chipbond Technology Corp.	615,000	1,232,640
CTBC Financial Holding Co., Ltd.	4,499,000	3,231,330
E Ink Holdings, Inc.	787,000	879,129
Formosa Plastics Corp.	648,000	2,288,746
Globalwafers Co., Ltd.	61,000	995,826
Grand Pacific Petrochemical	890,000	992,682
Hiwin Technologies Corp.	309,000	4,699,779
MediaTek, Inc.	121,000	1,390,499
PharmaEngine, Inc.	160,504	764,912
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	292,800	11,258,160
Yageo Corp. (A)	66,000	1,398,678

		31,572,312

Thailand - 3.7%
Beauty Community PCL	2,040,700	1,506,601
PTT Exploration & Production PCL	710,800	3,017,972
PTT Global Chemical PCL	802,800	2,492,852
PTT PCL	1,387,000	2,461,090
Supalai PCL (A)	931,400	684,679

		10,163,194

Turkey - 2.2%
Tekfen Holding AS	456,035	1,726,648
Turk Hava Yollari AO (A)	590,080	2,427,374
Turkiye Garanti Bankasi AS	540,893	1,226,367
Zorlu Enerji Elektrik Uretim AS (A)	1,631,023	682,588

		6,062,977

Total Common Stocks (Cost $218,446,445)		267,307,406

	Shares	Value
PREFERRED STOCKS - 1.3%
Brazil - 1.3%
Banco do Estado do Rio Grande do SUL SA, 5.57% (C)	147,900	$ 848,171
Itausa - Investimentos Itau SA, 5.48% (C)	708,300	2,751,759

Total Preferred Stocks (Cost $3,266,026)		3,599,930

INVESTMENT COMPANY - 0.3%
United States - 0.3%
iShares MSCI Emerging Markets ETF	17,700	830,484

Total Investment Company (Cost $891,464)		830,484

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	1,492,296	1,492,296

Total Securities Lending Collateral (Cost $1,492,296)		1,492,296

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $5,507,132 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $5,620,913.	$ 5,507,019	5,507,019

Total Repurchase Agreement (Cost $5,507,019)		5,507,019

Total Investments (Cost $229,603,250)		278,737,135
Net Other Assets (Liabilities) - (0.5)%		(1,410,862)

Net Assets - 100.0%		$ 277,326,273

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	21.1%	$58,757,574
Internet Software & Services	10.9	30,326,346
Oil, Gas & Consumable Fuels	8.4	23,563,955
Semiconductors & Semiconductor Equipment	7.4	20,507,584
Technology Hardware, Storage & Peripherals	5.5	15,369,794
Metals & Mining	4.8	13,302,133
Chemicals	3.8	10,624,045
Automobiles	3.6	10,134,225
Machinery	3.5	9,704,856
Construction & Engineering	2.6	7,247,085
Media	2.6	7,158,819
IT Services	2.5	6,912,129
Electronic Equipment, Instruments & Components	2.3	6,283,122
Wireless Telecommunication Services	2.2	6,097,218

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Household Durables	2.1%	$5,952,903
Airlines	2.0	5,686,297
Real Estate Management & Development	1.7	4,819,818
Beverages	1.6	4,486,891
Insurance	1.5	4,313,360
Thrifts & Mortgage Finance	1.1	3,122,059
Internet & Direct Marketing Retail	0.8	2,106,627
Diversified Consumer Services	0.7	1,865,811
Specialty Retail	0.5	1,506,601
Electric Utilities	0.5	1,457,030
Health Care Providers & Services	0.5	1,415,984
Pharmaceuticals	0.5	1,322,877
Food Products	0.4	1,231,298
Construction Materials	0.4	1,004,606
International Equity Funds	0.3	830,484
Auto Components	0.3	810,483
Biotechnology	0.3	764,912
Paper & Forest Products	0.3	713,539
Independent Power & Renewable Electricity Producers	0.2	682,588
Transportation Infrastructure	0.2	626,463
Capital Markets	0.2	543,976
Multiline Retail	0.2	484,328

Investments, at Value	97.5	271,737,820
Short-Term Investments	2.5	6,999,315

Total Investments	100.0%	$278,737,135

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$76,102,570	$191,204,836	$—	$267,307,406
Preferred Stocks	3,599,930	—	—	3,599,930
Investment Company	830,484	—	—	830,484
Securities Lending Collateral	1,492,296	—	—	1,492,296
Repurchase Agreement	—	5,507,019	—	5,507,019

Total Investments	$82,025,280	$196,711,855	$—	$278,737,135

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,417,481. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 20.2%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	4,166	$ 472,841

Banks - 4.7%
Bank of America Corp.	45,783	1,369,827
Comerica, Inc.	20,662	1,954,212
M&T Bank Corp.	10,124	1,845,302
Sumitomo Mitsui Financial Group, Inc., ADR (A)	24,964	209,698
US Bancorp	16,665	840,749

		6,219,788

Biotechnology - 0.7%
AbbVie, Inc.	2,500	241,375
Amgen, Inc.	3,861	673,667

		915,042

Communications Equipment - 1.4%
Ciena Corp. (B)	20,000	515,000
Cisco Systems, Inc.	29,967	1,327,239

		1,842,239

Consumer Finance - 1.2%
OneMain Holdings, Inc. (B)	8,000	246,800
Santander Consumer USA Holdings, Inc.	18,400	339,480
Synchrony Financial	28,437	943,255

		1,529,535

Food Products - 1.1%
Bunge, Ltd.	17,328	1,251,601
Hain Celestial Group, Inc. (B)	4,638	135,105

		1,386,706

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.	2,500	579,675

Health Care Providers & Services - 1.8%
Anthem, Inc.	5,287	1,247,679
Centene Corp. (B)	10,519	1,142,153

		2,389,832

Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment Corp. (B)	49,248	558,965
MGM Resorts International	12,602	395,955
Norwegian Cruise Line Holdings, Ltd. (B)	5,833	311,890
Royal Caribbean Cruises, Ltd.	6,662	720,762

		1,987,572

Household Durables - 0.8%
LGI Homes, Inc. (A) (B)	3,413	236,180
William Lyon Homes, Class A (B)	32,629	876,415

		1,112,595

Insurance - 0.3%
FNF Group	12,000	441,960

Internet Software & Services - 0.7%
Alphabet, Inc., Class C (B)	815	829,124
Twitter, Inc. (B)	4,200	127,302

		956,426

Machinery - 0.4%
Dover Corp.	596	55,249
Navistar International Corp. (B)	12,497	435,021

		490,270

Media - 0.5%
Time Warner, Inc.	7,464	707,587

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Vale SA, ADR (B)	12,231	$ 169,277

Multiline Retail - 0.1%
Don Quijote Holdings Co., Ltd.	2,400	129,209

Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA, ADR (B)	62,500	880,625

Pharmaceuticals - 0.8%
Merck & Co., Inc.	16,000	941,920
Pfizer, Inc.	4,000	146,440

		1,088,360

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	5,810	299,912
Micron Technology, Inc. (B)	4,800	220,704
NXP Semiconductors NV (B)	10,560	1,107,744

		1,628,360

Specialty Retail - 1.3%
Bed Bath & Beyond, Inc.	8,411	146,856
Home Depot, Inc.	1,650	304,920
Lowe’s Cos., Inc.	9,998	824,135
MarineMax, Inc. (B)	20,812	449,539

		1,725,450

Trading Companies & Distributors - 0.1%
United Rentals, Inc. (B)	1,248	187,200

Total Common Stocks (Cost $27,812,730)		26,840,549

CONVERTIBLE PREFERRED STOCKS - 1.6%
Gas Utilities - 0.6%
South Jersey Industries, Inc., 7.25%	16,152	839,904

Insurance - 1.0%
Assurant, Inc., Series D, 6.50%	12,052	1,272,209

Total Convertible Preferred Stocks (Cost $2,012,800)		2,112,113

	Principal	Value
CONVERTIBLE BONDS - 62.6%
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. 2.25%, 06/01/2022	$ 715,000	836,526

Automobiles - 1.2%
Tesla, Inc. 0.25%, 03/01/2019	1,500,000	1,542,646

Banks - 1.9%
BofA Finance LLC 0.25%, 05/01/2023, MTN	2,528,000	2,480,221

Beverages - 0.3%
Sapporo Holdings, Ltd. Zero Coupon, 04/27/2021 (C)	JPY 40,000,000	378,796

Biotechnology - 7.5%
BioMarin Pharmaceutical, Inc. 0.75%, 10/15/2018 (D)	$ 2,577,000	2,647,783
Clovis Oncology, Inc. 1.25%, 05/01/2025	1,857,000	1,672,726

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Biotechnology (continued)
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021 (D)	$ 2,445,000	$ 2,439,183
Neurocrine Biosciences, Inc. 2.25%, 05/15/2024 (D) (E)	2,446,000	3,162,663

		9,922,355

Capital Markets - 3.6%
Deutsche Bank AG 1.00%, 05/01/2023	2,367,000	2,378,077
Poseidon Finance 1, Ltd. Zero Coupon, 02/01/2025 (C)	2,280,000	2,388,209

		4,766,286

Chemicals - 2.1%
Kansai Paint Co., Ltd. Zero Coupon, 06/17/2022 (C)	JPY 290,000,000	2,767,494

Commercial Services & Supplies - 4.1%
Siem Industries, Inc. 2.25%, 06/02/2021 (C)	EUR 3,200,000	5,472,842

Construction & Engineering - 0.7%
Vinci SA 0.38%, 02/16/2022 (C)	$ 800,000	881,920

Energy Equipment & Services - 3.4%
Helix Energy Solutions Group, Inc. 4.13%, 09/15/2023	1,832,000	2,109,903
Weatherford International, Ltd. 5.88%, 07/01/2021 (A)	2,520,000	2,394,610

		4,504,513

Health Care Technology - 1.9%
Teladoc, Inc. 3.00%, 12/15/2022 (E)	2,080,000	2,566,075

Hotels, Restaurants & Leisure - 2.2%
China Lodging Group, Ltd. 0.38%, 11/01/2022 (D) (E)	1,116,000	1,202,020
Resorttrust, Inc. Zero Coupon, 12/01/2021 (C)	JPY 190,000,000	1,764,522

		2,966,542

Household Durables - 3.1%
KB Home 1.38%, 02/01/2019	$ 835,000	898,669
Sony Corp. Series 6, Zero Coupon, 09/30/2022	JPY 275,000,000	3,241,916

		4,140,585

Internet & Catalog Retail - 1.2%
Liberty Expedia Holdings, Inc. 1.00%, 06/30/2047 (A) (E)	$ 1,632,000	1,596,300

Internet Software & Services - 10.1%
Altaba, Inc. Zero Coupon, 12/01/2018	761,000	1,003,733
Etsy, Inc. Zero Coupon, 03/01/2023 (D) (E)	3,967,000	4,293,127
Nutanix, Inc. Zero Coupon, 01/15/2023 (D) (E)	2,854,000	3,525,832
Okta, Inc. 0.25%, 02/15/2023 (D) (E)	2,774,000	3,173,528

	Principal	Value
CONVERTIBLE BONDS (continued)
Internet Software & Services (continued)
Twitter, Inc. 1.00%, 09/15/2021 (D)	$ 1,527,000	$ 1,432,818

		13,429,038

IT Services - 1.3%
Euronet Worldwide, Inc. 1.50%, 10/01/2044	1,435,000	1,698,885

Machinery - 1.6%
Navistar International Corp. 4.75%, 04/15/2019 (D)	2,047,000	2,102,820

Oil, Gas & Consumable Fuels - 3.3%
Oasis Petroleum, Inc. 2.63%, 09/15/2023	1,650,000	1,943,205
PDC Energy, Inc. 1.13%, 09/15/2021	1,631,000	1,632,468
SM Energy Co. 1.50%, 07/01/2021	844,000	863,300

		4,438,973

Pharmaceuticals - 5.0%
Depomed, Inc. 2.50%, 09/01/2021 (D)	2,039,000	1,644,615
Jazz Investments I, Ltd. 1.88%, 08/15/2021 (D)	2,703,000	2,819,715
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 02/01/2026 (D)	2,446,000	2,146,363

		6,610,693

Semiconductors & Semiconductor Equipment - 3.8%
ams AG Zero Coupon, 03/05/2025 (C)	EUR 1,000,000	1,135,289
Cypress Semiconductor Corp. 2.00%, 02/01/2023 (E)	$ 1,835,000	1,895,307
Teradyne, Inc. 1.25%, 12/15/2023	1,695,000	2,067,841

		5,098,437

Software - 1.8%
Guidewire Software, Inc. 1.25%, 03/15/2025	1,557,000	1,575,340
Verint Systems, Inc. 1.50%, 06/01/2021	815,000	789,245

		2,364,585

Specialty Retail - 1.9%
RH Zero Coupon, 07/15/2020 (D) (E)	2,418,000	2,504,826

Total Convertible Bonds (Cost $82,676,194)		83,071,358

CORPORATE DEBT SECURITIES - 11.5%
Aerospace & Defense - 0.7%
Bombardier, Inc. 8.75%, 12/01/2021 (D) (E)	815,000	906,957

Communications Equipment - 0.9%
Viavi Solutions, Inc. 1.00%, 03/01/2024	1,253,000	1,254,328

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.0%
Haitong International Securities Group, Ltd. Zero Coupon, 10/25/2021 (C)	HKD 10,000,000	$ 1,304,364

Machinery - 0.7%
Navistar International Corp. 6.63%, 11/01/2025 (D) (E)	$ 842,000	873,575

Oil, Gas & Consumable Fuels - 0.6%
Oasis Petroleum, Inc. 6.25%, 05/01/2026 (E) (F)	800,000	800,000

Pharmaceuticals - 0.3%
Paratek Pharmaceuticals, Inc. 4.75%, 05/01/2024 (E)	421,000	418,632

Software - 5.7%
Atlassian, Inc. 0.63%, 05/01/2023 (E)	1,695,000	1,693,305
Everbridge, Inc. 1.50%, 11/01/2022	1,255,000	1,584,490
Nuance Communications, Inc. 1.00%, 12/15/2035 (D)	1,388,000	1,292,571
Workday, Inc. 0.25%, 10/01/2022 (E)	816,000	880,464
Zendesk, Inc. 0.25%, 03/15/2023 (D) (E)	2,101,000	2,170,123

		7,620,953

Specialty Retail - 0.7%
Zhongsheng Group Holdings, Ltd. Zero Coupon, 10/25/2018 (C)	HKD 6,000,000	868,047

Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc. 0.13%, 04/15/2023 (E)	$ 1,095,000	1,131,942

Total Corporate Debt Securities (Cost $15,108,776)		15,178,798

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio - (G)	1,998,931	1,998,931

Total Securities Lending Collateral (Cost $1,998,931)		1,998,931

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
Fixed Income Clearing Corp., 0.74% (G), dated 04/30/2018, to be repurchased at $7,542,540 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $7,695,713.	$ 7,542,385	7,542,385

Total Repurchase Agreement (Cost $7,542,385)		7,542,385

		Value
Total Investments Excluding Purchased Options (Cost $137,151,816)		$ 136,744,134
Total Purchased Options - 0.6% (Cost $1,150,155)		829,301

Total Investments (Cost $138,301,971)		137,573,435

	Shares	Value
SECURITIES SOLD SHORT - (25.2)%
COMMON STOCKS - (18.2)%
Air Freight & Logistics - (0.2)%
Atlas Air Worldwide Holdings, Inc.	(3,668)	$ (232,551)

Automobiles - (0.7)%
Ferrari NV	(5,200)	(637,936)
Tesla, Inc.	(833)	(244,819)

		(882,755)

Biotechnology - (2.3)%
BioMarin Pharmaceutical, Inc.	(8,354)	(697,643)
Clovis Oncology, Inc.	(8,640)	(374,803)
Ionis Pharmaceuticals, Inc.	(11,002)	(473,416)
Neurocrine Biosciences, Inc.	(18,181)	(1,474,115)

		(3,019,977)

Chemicals - (0.4)%
Kansai Paint Co., Ltd.	(23,500)	(528,039)

Communications Equipment - (0.3)%
Viavi Solutions, Inc.	(38,136)	(360,385)

Construction & Engineering - (0.2)%
Vinci SA	(2,240)	(222,880)

Diversified Financial Services - (0.5)%
Voya Financial, Inc.	(12,501)	(654,427)

Diversified Telecommunication Services - (0.2)%
Inmarsat PLC	(53,944)	(270,799)

Energy Equipment & Services - (3.0)%
Helix Energy Solutions Group, Inc.	(60,652)	(468,234)
Subsea 7 SA	(250,621)	(3,565,215)

		(4,033,449)

Equity Real Estate Investment Trusts - (0.6)%
SL Green Realty Corp.	(8,500)	(830,790)

Health Care Technology - (0.4)%
Teladoc, Inc.	(12,813)	(550,959)

Hotels, Restaurants & Leisure - (0.3)%
China Lodging Group, Ltd., ADR	(2,372)	(331,274)
Resorttrust, Inc.	(7,100)	(147,018)

		(478,292)

Household Durables - (0.9)%
Sony Corp.	(25,800)	(1,205,017)

Insurance - (0.2)%
Assurant, Inc.	(3,360)	(311,875)

Internet Software & Services - (3.2)%
Alibaba Group Holding, Ltd., ADR	(2,075)	(370,471)
Altaba, Inc.	(1,855)	(129,998)
Etsy, Inc.	(33,786)	(1,011,553)
Nutanix, Inc., Class A	(32,129)	(1,625,406)
Okta, Inc.	(25,420)	(1,088,230)

		(4,225,658)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)

COMMON STOCKS (continued)
IT Services - (0.5)%
Euronet Worldwide, Inc.	(9,277)	$ (724,626)

Machinery - (0.2)%
PACCAR, Inc.	(3,600)	(229,212)

Oil, Gas & Consumable Fuels - (0.3)%
Oasis Petroleum, Inc.	(36,300)	(400,389)
PDC Energy, Inc.	(406)	(21,737)

		(422,126)

Pharmaceuticals - (0.7)%
Depomed, Inc.	(8,988)	(56,445)
Jazz Pharmaceuticals PLC	(4,400)	(668,976)
Paratek Pharmaceuticals, Inc.	(18,480)	(197,736)

		(923,157)

Semiconductors & Semiconductor Equipment - (1.3)%
Amkor Technology, Inc.	(15,000)	(124,200)
ams AG	(1,835)	(155,116)
Cypress Semiconductor Corp.	(6,186)	(90,192)
Teradyne, Inc.	(41,000)	(1,334,550)

		(1,704,058)

Software - (1.3)%
Atlassian Corp. PLC, Class A	(4,165)	(233,157)
Everbridge, Inc.	(9,615)	(359,120)
Guidewire Software, Inc.	(3,560)	(301,247)
Nuance Communications, Inc.	(6,300)	(92,736)
Workday, Inc., Class A	(2,378)	(296,870)
Zendesk, Inc.	(8,243)	(401,846)

		(1,684,976)

Specialty Retail - (0.2)%
Gap, Inc.	(8,101)	(236,873)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - (0.3)%
Pure Storage, Inc., Class A	(19,698)	$ (398,491)

Total Common Stocks (Proceeds $25,204,453)		(24,131,372)

INVESTMENT COMPANY - (0.8)%
U.S. Equity Fund - (0.8)%
iShares Russell 2000 ETF	(7,500)	(1,149,900)

Total Investment Company (Proceeds $1,120,805)		(1,149,900)

	Principal	Value
CORPORATE DEBT SECURITIES - (6.2)%
France - (3.7)%
Carrefour SA 1.75%, 07/15/2022, MTN (C)	EUR (3,900,000)	(4,921,106)

Netherlands - (1.5)%
Ferrari NV 1.50%, 03/16/2023 (C)	(1,600,000)	(1,963,700)

United States - (1.0)%
Tesla, Inc. 5.30%, 08/15/2025 (E)	$ (1,500,000)	(1,327,500)

Total Corporate Debt Securities (Proceeds $8,522,495)		(8,212,306)

Total Securities Sold Short (Proceeds $34,847,753)		(33,493,578)

Net Other Assets (Liabilities) - 21.5%		28,630,658

Net Assets - 100.0%		$ 132,710,515

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Amkor Technology, Inc. (H)	USD	10.00	06/15/2018	USD	124,200	150	$3,900	$1,500
Call - Ciena Corp.	USD	28.00	07/20/2018	USD	412,000	160	15,730	12,960
Call - Cisco Systems, Inc.	USD	43.00	05/04/2018	USD	1,470,428	332	40,919	51,792
Call - DISH Network Corp.	USD	50.00	06/15/2018	USD	1,033,340	308	19,952	5,390
Call - Intel Corp.	USD	60.00	06/15/2018	USD	6,426,690	1,245	52,829	19,920
Call - MGIC Investment Corp.	USD	10.00	05/18/2018	USD	400,800	400	28,800	15,200
Call - Nabors Industries, Ltd.	USD	7.50	05/18/2018	USD	304,400	400	26,816	19,200
Call - Norwegian Cruise Line Holdings	USD	57.50	06/15/2018	USD	534,700	100	9,550	9,000
Call - Twitter, Inc.	USD	35.00	07/20/2018	USD	1,273,020	420	50,774	47,880
Call - Twitter, Inc.	USD	38.00	07/20/2018	USD	2,327,808	768	64,090	52,224
Call - Twitter, Inc.	USD	40.00	06/15/2018	USD	1,257,865	415	33,822	7,885
Call - Walmart, Inc.	USD	92.50	06/15/2018	USD	1,486,128	168	21,057	21,336
Call - Weatherford International PLC	USD	3.00	05/04/2018	USD	390,051	1,600	16,792	9,600
Put - Bunge, Ltd.	USD	70.00	05/18/2018	USD	1,155,680	160	24,685	23,600
Put - Ciena Corp.	USD	25.00	05/04/2018	USD	515,000	200	11,140	2,800
Put - Clovis Oncology, Inc.	USD	45.00	05/18/2018	USD	555,264	128	21,888	42,240
Put - Cypress Semiconductor Corp.	USD	15.00	05/18/2018	USD	1,399,680	960	29,280	62,400
Put - FNF Group	USD	38.00	05/18/2018	USD	589,280	160	19,366	24,000
Put - Helix Energy Solutions Group	USD	6.00	06/15/2018	USD	324,240	420	5,670	3,150
Put - Lowe’s Cos., Inc.	USD	81.50	05/04/2018	USD	1,368,338	166	16,683	6,474
Put - Marinemax, Inc.	USD	17.50	06/15/2018	USD	267,840	124	18,219	1,550
Put - Onemain Holdings, Inc.	USD	30.00	05/18/2018	USD	246,800	80	7,880	7,400

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED (continued):

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Petroleo Brasileiro (H)	USD	12.50	05/04/2018	USD	563,600	400	$3,400	$3,200
Put - PowerShares QQQ Trust Series 1	USD	156.00	05/04/2018	USD	12,875,200	800	127,976	24,800
Put - Royal Caribbean Cruises, Ltd.	USD	106.00	05/18/2018	USD	454,398	42	5,061	6,300
Put - Sony Corp.	USD	45.50	05/25/2018	USD	549,960	120	15,060	12,300
Put - SPDR S&P 500 ETF Trust	USD	237.50	05/04/2018	USD	63,482,400	2,400	158,400	4,800
Put - SPDR S&P 500 ETF Trust	USD	263.50	05/04/2018	USD	10,580,400	400	42,868	52,800
Put - Vaneck Vectors Semiconductor	USD	95.00	05/04/2018	USD	7,772,800	800	73,490	39,200
Put - Vaneck Vectors Semiconductor	USD	100.00	05/04/2018	USD	7,772,800	800	184,058	238,400

Total							$1,150,155	$829,301

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Twitter, Inc.	USD	40.00	07/20/2018	USD	1,273,020	420	$(19,059)	$(18,480)
Call - Twitter, Inc.	USD	43.00	07/20/2018	USD	2,327,808	768	(21,135)	(18,048)
Call - Twitter, Inc. (H)	USD	46.00	06/15/2018	USD	1,257,865	415	(10,582)	(6,640)
Call - Walmart, Inc.	USD	100.00	06/15/2018	USD	1,486,128	168	(2,883)	(3,192)
Put - PowerShares QQQ Trust Series 1	USD	151.00	05/04/2018	USD	12,875,200	800	(51,016)	(4,000)
Put - SPDR S&P 500 ETF Trust	USD	261.00	05/04/2018	USD	10,580,400	400	(22,468)	(27,600)
Put - Vaneck Vectors Semiconductor	USD	97.50	05/04/2018	USD	15,545,600	1,600	(230,452)	(206,400)

Total							$(357,595)	$(284,360)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (I)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
FireEye, Inc., 1.63%, 06/01/2035	CITI	Receive	Monthly/Semi- Annually	04/05/2019	USD	3,715,240	3,715,240	$33,602	$39,127	$(5,525)
Inmarsat PLC, 3.88%, 09/09/2023	CITI	Receive	Monthly/ Semi-Annually	01/10/2019	USD	2,627,431	2,627,431	(120,217)	(109,048)	(11,169)
Twitter, Inc., 1.00%, 09/15/2021	CITI	Receive	Monthly/ Semi-Annually	04/05/2019	USD	3,799,760	3,799,760	(51,117)	27,514	(78,631)

Total								$(137,732)	$(42,407)	$(95,325)

Value
OTC Swap Agreements, at value (Assets)	$33,602
OTC Swap Agreements, at value (Liabilities)	$(171,334)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(9)	06/15/2018	$(1,200,733)	$(1,191,150)	$9,583	$—

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	05/31/2018	USD	6,680,332	EUR	5,470,000	$59,664	$—
SSB	05/31/2018	USD	2,161,064	HKD	16,949,000	—	(233)
SSB	05/31/2018	USD	8,967,254	JPY	976,000,000	20,803	—
SSB	05/31/2018	JPY	67,000,000	USD	615,191	—	(1,039)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	06/14/2018	USD	615,724	JPY	67,000,000	$949	$—
SSB	06/14/2018	JPY	67,000,000	USD	630,109	—	(15,333)

Total						$81,416	$(16,605)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$26,711,340	$129,209	$—	$26,840,549
Convertible Preferred Stocks	2,112,113	—	—	2,112,113
Convertible Bonds	—	83,071,358	—	83,071,358
Corporate Debt Securities	—	15,178,798	—	15,178,798
Securities Lending Collateral	1,998,931	—	—	1,998,931
Repurchase Agreement	—	7,542,385	—	7,542,385
Exchange-Traded Options Purchased	824,601	4,700	—	829,301

Total Investments	$31,646,985	$105,926,450	$—	$137,573,435

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$33,602	$—	$33,602
Futures Contracts (K)	9,583	—	—	9,583
Forward Foreign Currency Contracts (K)	—	81,416	—	81,416

Total Other Financial Instruments	$9,583	$115,018	$—	$124,601

LIABILITIES
Securities Sold Short
Common Stocks	$(18,530,967)	$(5,600,405)	$—	$(24,131,372)
Corporate Debt Securities	—	(8,212,306)	—	(8,212,306)
Investment Company	(1,149,900)	—	—	(1,149,900)

Total Securities Sold Short	$(19,680,867)	$(13,812,711)	$—	$(33,493,578)

Other Financial Instruments
Exchange-Traded Options Written	$(277,720)	$(6,640)	$—	$(284,360)
Over-the-Counter Total Return Swap Agreements	—	(171,334)	—	(171,334)
Forward Foreign Currency Contracts (K)	—	(16,605)	—	(16,605)

Total Other Financial Instruments	$(277,720)	$(194,579)	$—	$(472,299)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,953,031. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the total value of Regulation S securities is $10,076,677, representing 7.6% of the Fund’s net assets.
(D)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $28,563,244.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $31,467,176, representing 23.7% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at April 30, 2018.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the total value of derivatives is $(1,940), representing less than (0.1)% of the Fund’s net assets.
(I)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.0%
Access Point Funding I LLC Series 2017-A, Class A, 3.06%, 04/15/2029 (A)	$ 661,243	$ 657,478
Battalion CLO XII, Ltd. 3-Month LIBOR + 1.07%, 1.00% (D), 05/17/2031 (B) (C)	2,500,000	2,500,000
Benefit Street Partners CLO VII, Ltd. Series 2015-VIIA, Class A2R, 3-Month LIBOR + 1.20%, 3.56% (D), 07/18/2027 (A)	525,000	524,766
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (A)	446,331	435,975
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	2,059,061	2,022,373
CIFC Funding, Ltd. Series 2015-2A, Class BR, 3-Month LIBOR + 1.25%, 3.60% (D), 04/15/2027 (A)	1,500,000	1,495,500
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (D), 05/25/2032	39,879	39,823
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%,
2.18% (D), 09/25/2036	1,051,559	1,047,603
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	275,098	274,994
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	141,449	140,862
Golub Capital Partners CLO, Ltd. Series 2017-34A, Class A1, 3-Month LIBOR + 1.85%, 3.64% (D), 03/08/2029 (A)	530,000	532,128
GSAA Home Equity Trust Series 2006-1, Class A3, 1-Month LIBOR + 0.33%, 2.23% (D), 01/25/2036	1,790,916	1,297,730
GSAMP Trust Series 2006-HE1, Class A2D, 1-Month LIBOR + 0.31%, 2.21% (D), 01/25/2036	626,339	626,151
Hilton Grand Vacations Trust Series 2013-A, Class A, 2.28%, 01/25/2026 (A)	80,351	79,429
Jamestown CLO IV, Ltd. Series 2014-4A, Class A2R, 3-Month LIBOR + 1.35%, 3.70% (D), 07/15/2026 (A)	650,000	649,647
JGWPT XXIII LLC Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	1,936,201	1,955,095
Lehman XS Trust Series 2005-8, Class 1A3, 1-Month LIBOR + 0.35%, 2.25% (D), 12/25/2035	1,713,144	1,706,856
New Residential Advanced Receivables Trust
Series 2016-T2, Class BT2,
3.02%, 10/15/2049 (A)	425,000	419,603

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust (continued)
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	$ 650,000	$ 642,144
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	900,000	892,573
Series 2017-T1, Class CT1,
3.71%, 02/15/2051 (A)	1,622,000	1,588,501
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	700,000	682,366
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	2,900,000	2,887,086
OCP CLO, Ltd. Series 2014-7A, Class A2AR, 3-Month LIBOR + 1.40%, 3.76% (D), 10/20/2026 (A)	500,000	499,772
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (A)	1,000,000	998,510
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (A)	1,600,000	1,589,632
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	471,585	461,580
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	1,109,063	1,083,808
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	2,280,320	2,259,262
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class A4, 1-Month LIBOR + 0.32%, 2.22% (D), 02/25/2036	122,393	122,317
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (A)	3,245,000	3,245,540
Sierra Timeshare Receivables Funding LLC Series 2014-1A, Class A, 2.07%, 03/20/2030 (A)	71,005	70,782
SoFi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 01/26/2026 (A)	1,203,925	1,203,895
Soundview Home Loan Trust Series 2006-3, Class A3, 1-Month LIBOR + 0.16%, 2.06% (D), 11/25/2036	1,836,893	1,774,375
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (A)	1,273,240	1,306,400
Series 2014-3A, Class A,
5.74%, 03/20/2042 (A)	4,030,193	4,261,051
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	1,048,171	1,045,223
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (A)	1,900,000	1,896,438
Series 2016-T1, Class CT1,
3.32%, 11/16/2048 (A)	1,450,000	1,440,292

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
STORE Master Funding I LLC Series 2015-1A, Class A1, 3.75%, 04/20/2045 (A)	$ 3,777,475	$ 3,706,814
STORE Master Funding LLC Series 2013-3A, Class A2, 5.21%, 11/20/2043 (A)	622,366	633,655
THL Credit Wind River CLO, Ltd. Series 2014-1A, Class CR, 3-Month LIBOR + 2.25%, 4.61% (D), 04/18/2026 (A)	2,000,000	2,001,288
TICP CLO I, Ltd. Series 2015-1A, Class BR, 3-Month LIBOR + 1.30%, 3.66% (D), 07/20/2027 (A)	1,440,000	1,430,361
TICP CLO III, Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 3.71% (D), 04/20/2028 (A)	1,250,000	1,249,976
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (A)	477,430	466,097
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (A)	1,175,656	1,157,889
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (A)	1,866,832	1,838,383
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (A)	2,814,648	2,765,785
Truman Capital Mortgage Loan Trust Series 2005-1, Class A, 1-Month LIBOR + 0.43%, 2.33% (D), 03/25/2037 (A)	117,508	117,562
Welk Resorts LLC Series 2015-AA, Class A, 2.79%, 06/16/2031 (A)	1,215,624	1,193,490
Wellfleet CLO, Ltd. 3-Month LIBOR + 2.00%, 1.00% (D), 04/20/2028 (B) (C)	2,450,000	2,450,000
Westgate Resorts LLC Series 2015-1A, Class A, 2.75%, 05/20/2027 (A)	184,646	183,764

Total Asset-Backed Securities (Cost $63,392,706)		65,552,624

CORPORATE DEBT SECURITIES - 54.3%
Aerospace & Defense - 0.2%
Bombardier, Inc. 7.50%, 03/15/2025 (A)	430,000	447,200
Embraer Netherlands Finance BV 5.40%, 02/01/2027	690,000	736,575

		1,183,775

Airlines - 1.8%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	654,223	712,906
American Airlines Pass-Through Trust 4.00%, 01/15/2027	2,798,589	2,799,709
Continental Airlines Pass-Through Trust 6.90%, 10/19/2023	192,472	200,556

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	$ 1,564,251	$ 1,593,815
6.82%, 02/10/2024	121,237	133,155
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	843,349	885,685
United Airlines Pass-Through Trust 3.75%, 03/03/2028	1,770,311	1,756,148
US Airways Pass-Through Trust 3.95%, 05/15/2027	339,982	342,974
Virgin Australia Pass-Through Trust 5.00%, 04/23/2025 (A)	423,761	433,381

		8,858,329

Automobiles - 0.5%
Ford Motor Co. 4.35%, 12/08/2026	1,281,000	1,257,060
General Motors Co. 4.88%, 10/02/2023	1,029,000	1,060,256

		2,317,316

Banks - 10.7%
Banco Santander SA 4.38%, 04/12/2028	1,600,000	1,584,541
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (D), 12/20/2028 (A)	2,409,000	2,262,197
4.45%, 03/03/2026, MTN	558,000	560,868
5.88%, 02/07/2042, MTN	567,000	680,141
Fixed until 03/10/2026, 6.30% (D), 03/10/2026 (E)	505,000	534,643
Bank One Capital III 8.75%, 09/01/2030	195,000	269,696
Bank One Corp. 8.00%, 04/29/2027	825,000	1,038,316
Barclays Bank PLC 10.18%, 06/12/2021 (A)	2,707,000	3,166,854
BBVA Bancomer SA 6.50%, 03/10/2021 (A)	3,600,000	3,798,900
BNP Paribas SA Fixed until 03/14/2022, 6.75% (D), 03/14/2022 (A) (E)	385,000	403,769
CIT Group, Inc. 4.13%, 03/09/2021	130,000	130,137
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.31% (D), 07/24/2023	1,010,000	1,020,666
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	2,017,000	1,960,527
Fixed until 01/30/2023, 5.95% (D), 01/30/2023 (E)	3,085,000	3,157,960
Commerzbank AG 8.13%, 09/19/2023 (A)	2,435,000	2,816,400
Cooperatieve Rabobank UA Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (A) (E)	2,850,000	3,078,000
Credit Agricole SA Fixed until 01/10/2028, 4.00% (D), 01/10/2033 (A) (F)	2,174,000	2,038,021

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank 3.45%, 07/27/2026	$ 1,420,000	$ 1,322,389
First Horizon National Corp. 3.50%, 12/15/2020	1,320,000	1,323,311
HSBC Holdings PLC Fixed until 09/17/2024, 6.38% (D), 09/17/2024 (E)	2,805,000	2,870,917
ING Bank NV 5.80%, 09/25/2023 (A)	2,240,000	2,407,975
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	284,000	275,140
3.88%, 07/14/2027 (A)	448,000	420,851
5.02%, 06/26/2024 (A)	595,000	582,401
Lloyds Bank PLC 6.50%, 09/14/2020, MTN (A) (F)	1,591,000	1,695,271
Macquarie Bank, Ltd. 6.63%, 04/07/2021 (A)	1,000,000	1,079,429
Regions Bank 7.50%, 05/15/2018	2,530,000	2,534,443
Royal Bank of Scotland Group PLC 6.10%, 06/10/2023	3,175,000	3,374,986
Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,784,000	1,768,316
SunTrust Bank 3.30%, 05/15/2026	756,000	715,561
Toronto-Dominion Bank Fixed until 09/15/2026, 3.63% (D), 09/15/2031	1,115,000	1,055,322
Wells Fargo & Co. Fixed until 06/15/2018, 5.89% (D), 06/15/2018 (E)	3,205,000	3,241,056
Wells Fargo Bank NA 5.95%, 08/26/2036	459,000	551,207

		53,720,211

Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	1,440,000	1,407,887
Constellation Brands, Inc.
2.25%, 11/06/2020	1,382,000	1,350,586
3.70%, 12/06/2026	374,000	362,447
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	1,410,000	1,399,425
Pernod Ricard SA
4.45%, 01/15/2022 (A)	1,608,000	1,663,010
5.75%, 04/07/2021 (A)	777,000	828,321

		7,011,676

Biotechnology - 0.7%
AbbVie, Inc. 3.20%, 05/14/2026	1,517,000	1,416,070
Biogen, Inc. 4.05%, 09/15/2025	807,000	808,888
Celgene Corp. 3.88%, 08/15/2025	932,000	914,440
Gilead Sciences, Inc. 2.95%, 03/01/2027 (F)	232,000	216,909

		3,356,307

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Building Products - 1.5%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	$ 1,900,000	$ 2,011,625
Builders FirstSource, Inc. 5.63%, 09/01/2024 (A)	2,208,000	2,196,960
Owens Corning 4.20%, 12/15/2022	3,242,000	3,297,827

		7,506,412

Capital Markets - 2.4%
Ameriprise Financial, Inc. 7.30%, 06/28/2019	1,180,000	1,237,628
Charles Schwab Corp. 3.20%, 03/02/2027	1,200,000	1,149,378
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.19% (D), 02/27/2023	1,195,000	1,195,907
3-Month LIBOR + 1.31%, 3.19% (D), 08/20/2020	945,000	955,405
Goldman Sachs Group, Inc.
Fixed until 05/10/2020, 5.38% (D), 05/10/2020 (E)	1,768,000	1,807,780
5.75%, 01/24/2022	1,276,000	1,373,179
Morgan Stanley
Fixed until 07/15/2019, 5.45% (D), 07/15/2019 (E)	1,425,000	1,448,156
5.75%, 01/25/2021	594,000	631,453
UBS AG 7.63%, 08/17/2022	1,105,000	1,241,689
UBS Group AG Fixed until 08/10/2021, 7.13% (D), 08/10/2021 (E) (G)	1,055,000	1,116,981

		12,157,556

Chemicals - 0.4%
E.I. du Pont de Nemours & Co. 2.20%, 05/01/2020	717,000	706,825
Syngenta Finance NV 3.93%, 04/23/2021 (A)	1,505,000	1,504,897

		2,211,722

Commercial Services & Supplies - 0.3%
Steelcase, Inc. 6.38%, 02/15/2021 (F)	1,480,000	1,582,868

Construction & Engineering - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.75%, 08/01/2025 (A)	990,000	955,350
SBA Tower Trust
2.88%, 07/10/2046 (A)	1,005,000	986,397
3.17%, 04/09/2047 (A)	880,000	866,945
3.45%, 03/15/2048 (A)	195,000	193,496

		3,002,188

Construction Materials - 0.6%
LafargeHolcim Finance US LLC 3.50%, 09/22/2026 (A)	2,601,000	2,462,517
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	709,000	722,400

		3,184,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 1.8%
Ally Financial, Inc.
3.50%, 01/27/2019	$ 650,000	$ 649,675
8.00%, 03/15/2020	500,000	538,750
American Express Co. 3.00%, 10/30/2024	333,000	316,951
BMW US Capital LLC 2.80%, 04/11/2026 (A)	1,180,000	1,100,784
Capital One Financial Corp.
3.30%, 10/30/2024	1,625,000	1,547,693
3.80%, 01/31/2028	886,000	841,019
Discover Financial Services 3.75%, 03/04/2025	1,705,000	1,646,751
Springleaf Finance Corp. 8.25%, 12/15/2020	1,980,000	2,183,505

		8,825,128

Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	485,000	481,968
6.00%, 02/15/2025 (A)	335,000	338,769
Coveris Holdings SA 7.88%, 11/01/2019 (A) (F)	420,000	428,526
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	2,878,250	2,899,837

		4,149,100

Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 05/15/2021	822,000	841,186
Aviation Capital Group LLC 7.13%, 10/15/2020 (A)	3,610,000	3,917,205
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.64% (D), 12/21/2065 (A)	1,520,000	1,463,000
Jefferies Group LLC 5.13%, 01/20/2023	1,420,000	1,485,502
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15%, 01/23/2030	818,000	750,409

		8,457,302

Diversified Telecommunication Services - 2.5%
AT&T, Inc. 3.40%, 05/15/2025	2,474,000	2,356,074
CenturyLink, Inc.
5.80%, 03/15/2022	1,435,000	1,427,825
6.45%, 06/15/2021	1,705,000	1,742,297
Frontier Communications Corp. 7.63%, 04/15/2024	1,085,000	713,388
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	2,855,000	3,061,987
Verizon Communications, Inc. 4.13%, 03/16/2027	1,500,000	1,499,776
Virgin Media Finance PLC 6.00%, 10/15/2024 (A)	2,000,000	1,960,000

		12,761,347

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.6%
Cleveland Electric Illuminating Co. 3.50%, 04/01/2028 (A)	$ 1,180,000	$ 1,116,441
EDP Finance BV 3.63%, 07/15/2024 (A)	1,800,000	1,754,502

		2,870,943

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. 3.50%, 04/01/2022	855,000	839,986
Keysight Technologies, Inc. 4.55%, 10/30/2024	1,250,000	1,273,206

		2,113,192

Energy Equipment & Services - 0.3%
Energy Transfer Partners, LP / Regency Energy Finance Corp. 5.88%, 03/01/2022	50,000	53,031
Noble Holding International, Ltd. 6.05%, 03/01/2041	1,061,000	737,395
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (A)	510,000	507,174

		1,297,600

Equity Real Estate Investment Trusts - 2.1%
CBL & Associates, LP 5.25%, 12/01/2023 (F)	997,000	833,957
Government Properties Income Trust 3.75%, 08/15/2019	2,184,000	2,180,662
Hospitality Properties Trust 5.00%, 08/15/2022	1,653,000	1,703,973
iStar, Inc.
5.00%, 07/01/2019	1,500,000	1,500,000
5.25%, 09/15/2022	946,000	917,620
Kilroy Realty, LP 6.63%, 06/01/2020	1,796,000	1,904,477
VEREIT Operating Partnership, LP 4.13%, 06/01/2021	1,250,000	1,270,214

		10,310,903

Food & Staples Retailing - 0.5%
Kroger Co. 2.80%, 08/01/2022	466,000	450,737
Sysco Corp. 3.25%, 07/15/2027	682,000	643,728
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	1,580,000	1,557,219

		2,651,684

Food Products - 0.6%
Conagra Brands, Inc. 3.20%, 01/25/2023	574,000	563,378
Danone SA 2.95%, 11/02/2026 (A)	2,081,000	1,926,739
Kraft Heinz Foods Co. 4.88%, 02/15/2025 (A)	405,000	421,405

		2,911,522

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories 3.75%, 11/30/2026	1,224,000	1,206,966

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.
3-Month LIBOR + 0.88%, 2.94% (D), 12/29/2020	$ 873,000	$ 875,200
3.70%, 06/06/2027	861,000	815,571
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.88%, 04/15/2020 (A) (F)	200,000	191,000
Stryker Corp. 4.63%, 03/15/2046	619,000	645,155

		3,733,892

Health Care Providers & Services - 1.1%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	1,200,000	651,360
7.13%, 07/15/2020	1,700,000	1,343,000
CVS Health Corp.
3.88%, 07/20/2025	682,000	671,192
4.30%, 03/25/2028	1,212,000	1,198,839
Express Scripts Holding Co. 4.50%, 02/25/2026	451,000	452,275
Owens & Minor, Inc. 3.88%, 09/15/2021	1,228,000	1,204,849

		5,521,515

Hotels, Restaurants & Leisure - 1.3%
International Game Technology PLC 6.50%, 02/15/2025 (A)	1,542,000	1,644,157
MGM Resorts International 6.00%, 03/15/2023	1,000,000	1,046,250
Scientific Games International, Inc. 10.00%, 12/01/2022	2,225,000	2,398,105
Viking Cruises, Ltd. 5.88%, 09/15/2027 (A)	1,725,000	1,664,625

		6,753,137

Household Durables - 0.7%
Beazer Homes USA, Inc. 8.75%, 03/15/2022	650,000	699,725
D.R. Horton, Inc. 4.38%, 09/15/2022	1,666,000	1,712,620
KB Home 7.63%, 05/15/2023	795,000	873,506

		3,285,851

Independent Power & Renewable Electricity Producers - 0.6%
NRG Energy, Inc.
6.25%, 07/15/2022	1,000,000	1,025,000
7.25%, 05/15/2026	320,000	341,245
Vistra Energy Corp. 7.63%, 11/01/2024	1,495,000	1,607,125

		2,973,370

Industrial Conglomerates - 0.6%
General Electric Co. Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (E)	2,839,000	2,810,610

Insurance - 3.0%
American International Group, Inc. Fixed until 04/01/2028, 5.75% (D), 04/01/2048	2,205,000	2,216,025

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Global Funding 3.00%, 07/01/2022 (A)	$ 1,748,000	$ 1,688,752
Athene Holding, Ltd. 4.13%, 01/12/2028	1,412,000	1,321,754
AXA Equitable Holdings, Inc. 4.35%, 04/20/2028 (A)	1,204,000	1,176,745
CNA Financial Corp. 5.88%, 08/15/2020	2,780,000	2,936,791
MetLife Capital Trust IV 7.88%, 12/15/2067 (A)	1,281,000	1,594,845
Prudential Financial, Inc. Fixed until 09/15/2027, 4.50% (D), 09/15/2047 (F)	2,061,000	1,955,374
Sompo Japan Nipponkoa Insurance, Inc. Fixed until 03/28/2023, 5.33% (D), 03/28/2073 (A) (F)	2,190,000	2,277,600

		15,167,886

Internet Software & Services - 0.2%
Baidu, Inc. 3.88%, 09/29/2023	1,250,000	1,239,616

IT Services - 0.1%
DXC Technology Co. 4.75%, 04/15/2027	425,000	436,200

Leisure Products - 0.2%
Mattel, Inc. 4.35%, 10/01/2020	960,000	943,200

Media - 2.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	1,999,000	2,031,128
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	3,760,000	3,769,400
CSC Holdings LLC
6.75%, 11/15/2021	1,315,000	1,384,038
10.13%, 01/15/2023 (A)	1,880,000	2,084,450
DISH DBS Corp.
5.88%, 07/15/2022 (F)	2,115,000	1,945,271
6.75%, 06/01/2021	900,000	895,500
Univision Communications, Inc. 6.75%, 09/15/2022 (A) (F)	646,000	662,150

		12,771,937

Metals & Mining - 0.3%
Anglo American Capital PLC 4.75%, 04/10/2027 (A)	635,000	634,734
First Quantum Minerals, Ltd. 7.00%, 02/15/2021 (A)	985,000	987,197

		1,621,931

Multi-Utilities - 0.8%
Black Hills Corp.
4.25%, 11/30/2023	730,000	740,848
5.88%, 07/15/2020	700,000	738,059
Dominion Energy, Inc.
2.58%, 07/01/2020	1,935,000	1,904,969
2.96%, 07/01/2019 (H)	805,000	802,736

		4,186,612

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp. 5.55%, 03/15/2026	$ 1,823,000	$ 1,965,105
Citgo Holding, Inc. 10.75%, 02/15/2020 (A) (F)	1,249,000	1,323,940
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	1,085,000	1,085,000
Energy Transfer Partners, LP 2.50%, 06/15/2018	980,000	979,784
EnLink Midstream Partners, LP
4.85%, 07/15/2026 (F)	1,000,000	999,751
5.05%, 04/01/2045	1,095,000	992,536
EQT Corp. 3.00%, 10/01/2022	1,975,000	1,909,178
Exxon Mobil Corp. 3.04%, 03/01/2026	1,160,000	1,122,740
ONEOK Partners, LP 4.90%, 03/15/2025	2,825,000	2,928,550
Petrobras Global Finance BV
6.13%, 01/17/2022	425,000	448,715
6.25%, 03/17/2024	1,350,000	1,420,200
Petroleos Mexicanos 3.50%, 01/30/2023	2,000,000	1,893,000
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 (A)	1,209,000	1,272,473
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 (A)	1,445,000	1,505,690
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,685,000	1,637,330
6.25%, 03/15/2022	1,112,000	1,200,251
Western Gas Partners, LP 4.50%, 03/01/2028	852,000	841,620
YPF SA 8.50%, 07/28/2025 (A) (F)	2,242,000	2,448,264

		25,974,127

Paper & Forest Products - 0.1%
Boise Cascade Co. 5.63%, 09/01/2024 (A)	675,000	683,437

Pharmaceuticals - 0.5%
Allergan Finance LLC 3.25%, 10/01/2022	958,000	930,546
Perrigo Finance Unlimited Co. 4.38%, 03/15/2026	498,000	495,179
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	753,000	686,316
Valeant Pharmaceuticals International, Inc. 5.88%, 05/15/2023 (A)	689,000	633,019

		2,745,060

Professional Services - 0.3%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (A)	1,351,000	1,391,530

Real Estate Management & Development - 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, 12/01/2021 (A)	2,000,000	2,025,000

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp. 4.13%, 11/01/2021	$ 1,379,000	$ 1,407,632
QUALCOMM, Inc. 3.25%, 05/20/2027	1,561,000	1,436,612

		2,844,244

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. 2.85%, 02/23/2023	1,667,000	1,638,462
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	1,520,000	1,612,025
Seagate HDD Cayman 4.88%, 06/01/2027	500,000	469,232
Western Digital Corp. 4.75%, 02/15/2026	1,835,000	1,807,475

		5,527,194

Tobacco - 0.5%
Reynolds American, Inc.
4.45%, 06/12/2025	1,114,000	1,124,930
7.25%, 06/15/2037	340,000	440,307
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	1,020,000	1,077,366

		2,642,603

Trading Companies & Distributors - 0.3%
International Lease Finance Corp. 8.25%, 12/15/2020	1,257,000	1,399,553

Wireless Telecommunication Services - 0.8%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	680,000	673,227
4.88%, 08/15/2040 (A)	665,000	686,194
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	1,151,000	1,183,372
Sprint Corp. 7.25%, 09/15/2021	1,550,000	1,644,937

		4,187,730

Total Corporate Debt Securities (Cost $274,131,387)		273,308,233

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Argentina - 0.4%
Argentina Republic Government International Bond 7.50%, 04/22/2026 (F)	2,076,000	2,175,648

Dominican Republic - 0.4%
Dominican Republic International Bond
5.50%, 01/27/2025 (G)	1,122,000	1,125,927
5.95%, 01/25/2027 (A)	1,122,000	1,147,245

		2,273,172

Indonesia - 0.2%
Indonesia Government International Bond 4.75%, 01/08/2026 (A)	780,000	804,365

Mexico - 0.1%
Mexico Bonos Series M, 8.50%, 12/13/2018	MXN 5,328,600	286,288

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mongolia - 0.1%
Mongolia Government International Bond 5.63%, 05/01/2023 (A)	$ 470,000	$ 455,867

Oman - 0.2%
Oman Government International Bond 5.63%, 01/17/2028 (A)	1,125,000	1,074,344

Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (A) (F)	357,000	355,518
Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (A)	560,000	536,738

Total Foreign Government Obligations (Cost $8,060,526)		7,961,940

LOAN ASSIGNMENTS - 1.5%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 5.08% (D), 11/14/2022	2,527,066	2,544,965

Containers & Packaging - 0.5%
Coveris Holdings SA Term Loan B, 3-Month LIBOR + 4.25%, 6.55% (D), 06/29/2022	2,553,333	2,559,717

Food & Staples Retailing - 0.2%
Albertsons LLC
Term Loan B4,
1-Month LIBOR + 2.75%, 4.65% (D), 08/25/2021	310,822	307,947
Term Loan B6,
3-Month LIBOR + 3.00%, 4.96% (D), 06/22/2023	911,656	900,972

		1,208,919

Media - 0.2%
PSAV Holdings LLC 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.20% (D), 03/01/2025	1,000,000	1,001,250

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Term Loan, 3-Month LIBOR + 7.50%, 9.44% (D), 08/23/2021	411,765	435,698

Total Loan Assignments (Cost $7,700,439)		7,750,549

MORTGAGE-BACKED SECURITIES - 15.0%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A, 4.08%, 03/13/2031 (A)	89,657	89,720
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.11% (D), 05/25/2035	969,624	918,866
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 2.12% (D), 05/25/2035	1,855,245	1,613,515

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 2.22% (D), 03/25/2036	$ 2,013,511	$ 1,848,939
American Home Mortgage Assets Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.13%, 2.02% (D), 03/25/2047	713,781	650,323
Ashford Hospitality Trust Series 2018-ASHF, Class D, 1-Month LIBOR + 2.10%, 1.00% (D), 04/15/2035 (A) (B) (C)	1,105,000	1,105,000
Banc of America Funding Trust Series 2007-3, Class TA2, 1-Month LIBOR + 0.18%, 2.08% (D), 04/25/2037	427,632	347,744
BB-UBS Trust Series 2012-TFT, Class C, 3.58% (D), 06/05/2030 (A)	2,345,000	2,264,114
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.10% (D), 08/15/2036 (A)	2,130,000	2,135,305
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.60% (D), 08/15/2036 (A)	2,130,000	2,132,732
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.02% (D), 03/15/2037 (A)	1,080,000	1,073,910
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.33% (D), 03/15/2037 (A)	2,570,000	2,552,292
BCAP LLC Trust Series 2009-RR14, Class 1A1, 9.37% (D), 05/26/2037 (A)	19,793	19,789
BHMS Mortgage Trust Series 2014-ATLS, Class CFX, 4.85% (D), 07/05/2033 (A)	2,000,000	1,994,144
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.30% (D), 07/15/2034 (A)	2,713,120	2,720,761
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.30% (D), 07/15/2034 (A)	4,310,000	4,320,776
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 3.90% (D), 11/15/2034 (A)	1,825,000	1,821,977
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class B, 3.21%, 04/10/2028 (A)	2,200,000	2,178,444
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 3.65% (D), 07/15/2030 (A)	2,200,000	2,199,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 2.17% (D), 04/25/2035	$ 307,923	$ 305,626
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 2.15% (D), 02/25/2036	423,979	404,548
CHT Mortgage Trust Series 2017-CSMO, Class D, 1-Month LIBOR + 2.25%, 4.15% (D), 11/15/2036 (A)	2,250,000	2,262,724
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (D), 01/25/2035 (A)	154,534	158,154
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (A)	315,656	314,053
CLNS Trust Series 2017-IKPR, Class C, 1-Month LIBOR + 1.10%, 3.00% (D), 06/11/2032 (A)	1,725,000	1,728,233
COMM Mortgage Trust Series 2014-PAT, Class D, 1-Month LIBOR + 2.15%, 4.05% (D), 08/13/2027 (A)	2,755,000	2,755,419
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class B, 3.80%, 10/05/2030 (A)	1,175,000	1,095,913
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.02% (D), 12/27/2036 (A)	1,143,016	1,086,700
Series 2017-HD. Class C,
1-Month LIBOR + 1.70%, 3.60% (D), 02/15/2031 (A)	725,000	725,000
GP Portfolio Trust Series 2014-GPP, Class D, 1-Month LIBOR + 3.00%, 4.90% (D), 02/15/2027 (A)	650,000	650,894
GS Mortgage Securities Corp. II Series 2017-SLP, Class B, 3.77%, 10/10/2032 (A)	1,860,000	1,856,972
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (A)	2,000,000	1,923,906
GSR Mortgage Loan Trust Series 2007-OA1, Class 2A1, 1-Month LIBOR + 0.13%, 2.02% (D), 05/25/2037	258,174	165,268
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.55% (D), 08/25/2037	1,049,506	909,393
InTown Hotel Portfolio Trust Series 2018-STAY, Class C, 1-Month LIBOR + 1.25%, 3.15% (D), 01/15/2033 (A)	2,835,000	2,840,305

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Jefferies Resecuritization Trust Series 2009-R7, Class 1A1, 3.55% (D), 02/26/2036 (A)	$ 214,558	$ 214,350
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM,
6.18% (D), 06/15/2049	848,751	862,328
Series 2014-DSTY, Class C,
3.93% (D), 06/10/2027 (A)	2,000,000	1,967,239
Merrill Lynch Mortgage Investors Trust Series 2006-A1, Class 1A1, 3.79% (D), 03/25/2036	1,641,771	1,363,975
Morgan Stanley Resecuritization Trust Series 2014-R4, Class 4A, 3.53% (D), 11/21/2035 (A)	1,551,627	1,563,044
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.30% (D), 08/15/2034 (A)	1,081,092	1,083,795
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (A)	748,308	756,675
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (A)	1,792,079	1,807,405
Series 2018-2A, Class A1,
4.50% (D), 03/25/2036 (A)	1,315,000	1,349,160
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 2.17% (D), 02/25/2046	4,507,028	3,038,128
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 2.12% (D), 02/25/2046	109,817	46,926
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 2.11% (D), 06/25/2037	318,601	278,999
Residential Asset Securitization Trust Series 2004-A4, Class A11, 5.50%, 08/25/2034	2,319,281	2,393,413
RETL Series 2018-RVP, Class B, 1-Month LIBOR + 1.75%, 3.65% (D), 03/15/2033 (A)	2,550,000	2,568,343
SCG Trust Series 2013-SRP1, Class AJ, 1-Month LIBOR + 2.20%, 4.10% (D), 11/15/2026 (A)	900,000	898,111
Stonemont Portfolio Trust Series 2017-MONT, Class C, 1-Month LIBOR + 1.25%, 3.15% (D), 08/20/2030 (A)	1,000,000	1,002,190
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.35%, 3.25% (D), 11/11/2034 (A)	1,735,000	1,739,338
VSD LLC 3.60%, 12/25/2043	380,074	379,646

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 1-Month LIBOR + 2.50%, 4.40% (D), 06/15/2029 (A)	$ 1,060,000	$ 1,061,063
Wells Fargo Mortgage-Backed Securities Trust Series 2003-L, Class 1A2, 3.59% (D), 11/25/2033	83,988	85,099

Total Mortgage-Backed Securities (Cost $74,178,694)		75,630,681

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.1%
California - 1.1%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	400,000	570,452
7.95%, 03/01/2036	4,345,000	4,715,151

Total Municipal Government Obligations (Cost $5,153,249)		5,285,603

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 08/01/2035	1,121,206	237,386
Federal National Mortgage Association 3.50%, TBA, (B)	12,606,000	12,515,394

Total U.S. Government Agency Obligations (Cost $13,831,181)		12,752,780

U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury - 6.4%
U.S. Treasury Bond 6.25%, 05/15/2030	5,225,000	6,963,537
U.S. Treasury Note
1.50%, 08/15/2026	7,184,000	6,429,400
1.63%, 02/15/2026	4,711,000	4,286,642
2.00%, 08/15/2025 - 11/15/2026	6,145,700	5,750,020
2.25%, 11/15/2027	2,688,800	2,535,244
2.75%, 02/15/2028	6,339,000	6,239,458

		32,204,301

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	5,306,171	6,237,183

Total U.S. Government Obligations (Cost $39,304,191)		38,441,484

	Shares	Value
COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	7,000	345,450

Total Common Stock (Cost $219,221)		345,450

PREFERRED STOCKS - 1.3%
Banks - 0.5%
CoBank ACB, Series F, Fixed until 10/01/2022, 6.25% (D)	14,300	1,508,650

	Shares	Value

PREFERRED STOCKS (continued)
Banks (continued)
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 7.62% (D)	44,000	$ 1,169,960

		2,678,610

Diversified Telecommunication Services - 0.8%
Centaur Funding Corp., Series B, 9.08%	3,533	3,948,128

Total Preferred Stocks (Cost $6,800,725)		6,626,738

WARRANT - 0.1%
Banks - 0.1%
Wells Fargo & Co., (I) Exercise Price $34, Expiration Date 10/28/2018	25,210	469,158

Total Warrant (Cost $194,117)		469,158

	Principal	Value
COMMERCIAL PAPER - 0.5%
Banks - 0.1%
Macquarie Bank, Ltd. 2.34% (J), 07/20/2018	$ 250,000	248,728

Capital Markets - 0.1%
Cedar Spring Capital Co. 2.26% (J), 06/11/2018	450,000	448,862

Diversified Financial Services - 0.1%
Gotham Funding Corp. 2.21% (J), 06/06/2018	675,000	673,535

Software - 0.2%
Manhattan Asset Funding 2.00% (J), 05/11/2018	1,000,000	999,453

Total Commercial Paper (Cost $2,370,578)		2,370,578

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.3%
Lebanon - 0.3%
Lebanon Government International Bond 0.00% (J) (K), 11/12/2018 (G)	1,600,000	1,594,560

Total Short-Term Foreign Government Obligation (Cost $1,600,000)		1,594,560

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
1.71% (J), 07/05/2018	9,400,000	9,371,478
1.74% (J), 07/05/2018	350,000	348,918
1.75% (J), 06/28/2018	753,000	750,917

Total Short-Term U.S. Government Obligations (Cost $10,471,313)		10,471,313

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (J)	13,211,140	13,211,140

Total Securities Lending Collateral (Cost $13,211,140)		13,211,140

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.2%

Fixed Income Clearing Corp., 0.74% (J), dated 04/30/2018, to be repurchased at $10,858,142 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $11,077,238.

$ 10,857,919	$ 10,857,919

Total Repurchase Agreement (Cost $10,857,919)	10,857,919

Total Investments (Cost $531,477,386)	532,630,750
Net Other Assets (Liabilities) - (5.8)%	(29,136,847)

Net Assets - 100.0%	$ 503,493,903

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$65,552,624	$—	$65,552,624
Corporate Debt Securities	—	273,308,233	—	273,308,233
Foreign Government Obligations	—	7,961,940	—	7,961,940
Loan Assignments	—	7,750,549	—	7,750,549
Mortgage-Backed Securities	—	75,630,681	—	75,630,681
Municipal Government Obligations	—	5,285,603	—	5,285,603
U.S. Government Agency Obligations	—	12,752,780	—	12,752,780
U.S. Government Obligations	—	38,441,484	—	38,441,484
Common Stock	345,450	—	—	345,450
Preferred Stocks	6,626,738	—	—	6,626,738
Warrant	469,158	—	—	469,158
Commercial Paper	—	2,370,578	—	2,370,578
Short-Term Foreign Government Obligation	—	1,594,560	—	1,594,560
Short-Term U.S. Government Obligations	—	10,471,313	—	10,471,313
Securities Lending Collateral	13,211,140	—	—	13,211,140
Repurchase Agreement	—	10,857,919	—	10,857,919

Total Investments	$20,652,486	$511,978,264	$—	$532,630,750

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $204,900,462, representing 40.7% of the Fund’s net assets.
(B)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the total value of securities is $6,055,000, representing 1.2% of the Fund’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Perpetual maturity. The date displayed is the next call date.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,934,508. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the total value of Regulation S securities is $3,837,468, representing 0.8% of the Fund’s net assets.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2018; the maturity date disclosed is the ultimate maturity date.
(I)	Non-income producing security.
(J)	Rates disclosed reflect the yields at April 30, 2018.
(K)	Percentage rounds to less than 0.01% or (0.01)%.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 8.0%
Building Products - 0.3%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	$ 1,800,000	$ 1,905,750

Consumer Finance - 0.5%
Altice US Finance I Corp. 5.38%, 07/15/2023 (A)	1,250,000	1,251,562
Springleaf Finance Corp. 5.25%, 12/15/2019	2,500,000	2,531,200

		3,782,762

Containers & Packaging - 0.8%
BWAY Holding Co. 5.50%, 04/15/2024 (A)	3,000,000	3,015,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	969,108	976,376
3-Month LIBOR + 3.50%, 5.85% (B), 07/15/2021 (A)	2,000,000	2,027,500

		6,018,876

Equity Real Estate Investment Trusts - 0.3%
iStar, Inc. 5.00%, 07/01/2019	2,000,000	2,000,000

Food & Staples Retailing - 0.2%
Rite Aid Corp. 6.13%, 04/01/2023 (A) (C)	1,250,000	1,267,188

Health Care Providers & Services - 1.5%
Aveta, Inc. 7.00%, 04/01/2019 (C) (D) (E) (F)	1,700,000	0
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (C)	1,000,000	921,250
6.25%, 03/31/2023	2,000,000	1,825,000
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (A)	4,180,000	4,387,746
Tenet Healthcare Corp.
4.63%, 07/15/2024 (A)	2,650,000	2,557,515
4.75%, 06/01/2020	2,000,000	2,010,000

		11,701,511

Hotels, Restaurants & Leisure - 0.2%
Scientific Games International, Inc. 5.00%, 10/15/2025 (A)	1,675,000	1,617,966

Machinery - 0.7%
RBS Global, Inc. / Rexnord LLC 4.88%, 12/15/2025 (A)	285,000	275,025
Xerium Technologies, Inc. 9.50%, 08/15/2021	5,000,000	5,212,500

		5,487,525

Media - 1.3%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	1,000,000	1,021,875
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,062,500
6.75%, 11/15/2021	500,000	526,250
DISH DBS Corp. 6.75%, 06/01/2021	2,000,000	1,990,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
MediaCom Broadband LLC / MediaCom Broadband Corp. 5.50%, 04/15/2021	$ 1,600,000	$ 1,618,000
Univision Communications, Inc. 6.75%, 09/15/2022 (A) (C)	291,000	298,275
WMG Acquisition Corp.
5.00%, 08/01/2023 (A)	1,400,000	1,391,250
5.63%, 04/15/2022 (A)	1,000,000	1,022,500

		9,930,650

Oil, Gas & Consumable Fuels - 0.2%
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	1,896,000	1,896,000

Paper & Forest Products - 0.3%
Norbord, Inc. 6.25%, 04/15/2023 (A)	2,000,000	2,116,900

Pharmaceuticals - 0.9%
Valeant Pharmaceuticals International, Inc.
5.50%, 11/01/2025 (A)	1,750,000	1,741,250
6.50%, 03/15/2022 (A)	2,000,000	2,075,000
7.00%, 03/15/2024 (A)	3,100,000	3,270,500

		7,086,750

Real Estate Management & Development - 0.7%
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, 12/01/2021 (A)	5,000,000	5,062,500

Software - 0.1%
Infor US, Inc. 5.75%, 08/15/2020 (A)	500,000	510,000

Total Corporate Debt Securities (Cost $60,741,090)		60,384,378

LOAN ASSIGNMENTS - 84.0%
Aerospace & Defense - 0.6%
Avolon TLB Borrower SARL Term Loan B2, 1-Month LIBOR + 2.25%, 4.15% (B), 04/03/2022	1,317,556	1,320,027
TransDigm, Inc.
Term Loan E,
1-Month LIBOR + 2.75%, 4.65% (B), 05/14/2022 (G) (H)	968,812	972,934
Term Loan G,
1-Month LIBOR + 2.50%, 4.71% (B), 08/22/2024	2,481,281	2,491,839

		4,784,800

Airlines - 0.5%
American Airlines, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.00%, 3.90% (B), 10/12/2021	989,796	990,503
Term Loan,
3-Month LIBOR + 2.00%, 3.90% (B), 12/14/2023	990,000	990,707
Term Loan B,
1-Month LIBOR + 2.00%, 3.90% (B), 06/26/2020	1,000,000	1,001,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines (continued)
United Airlines, Inc. Term Loan, 1-Month LIBOR + 2.00%, 3.90% (B), 04/01/2024	$ 643,500	$ 645,779

		3,627,989

Auto Components - 0.7%
Jason, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.50%, 6.80% (B), 06/30/2021 (G) (H)	2,964,471	2,923,709
K&N Engineering, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 6.65% (B), 10/19/2023 (G) (H)	993,750	986,297
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.15% (B), 03/20/2025 (G) (H)	1,508,504	1,504,733
Delayed Draw Term Loan,
1-Month LIBOR + 3.25%, 1.12% (B), 03/20/2025 (G) (H)	107,627	107,357

		5,522,096

Automobiles - 0.1%
FCA US LLC Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (B), 12/31/2018	1,000,000	1,002,250

Banks - 0.1%
Clipper Acquisitions Corp. Term Loan B, 3-Month LIBOR + 2.00%, 4.02% (B), 12/27/2024	448,875	451,119

Beverages - 0.2%
Blue Ribbon LLC Term Loan, 3-Month LIBOR + 4.00%, 5.89% (B), 11/13/2021	1,502,914	1,499,157

Building Products - 1.4%
Anvil International LLC Term Loan B, 1-Month LIBOR + 4.50%, 6.41% (B), 08/01/2024	2,364,375	2,376,197
Builders FirstSource, Inc. Term Loan B, 3-Month LIBOR + 3.00%, 5.30% (B), 02/29/2024	1,979,824	1,989,723
Ply Gem Industries, Inc. Term Loan, 3-Month LIBOR + 3.75%, 6.09% (B), 04/12/2025	2,500,000	2,520,833
Quikrete Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 4.65% (B), 11/15/2023	3,841,334	3,856,219

		10,742,972

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets - 1.9%
CFSP Acquisition Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.90% (B), 03/21/2025	$ 1,019,939	$ 1,019,939
Crown Finance US, Inc. Term Loan, 1-Month LIBOR + 2.50%, 4.40% (B), 02/28/2025 (G) (H)	1,500,000	1,498,125
Duff & Phelps Corp. Term Loan B, 3-Month LIBOR + 3.25%, 5.55% (B), 02/13/2025 (G) (H)	4,000,000	4,002,000
FinCo I LLC Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (B), 12/27/2022	1,991,182	2,008,962
Guggenheim Partners LLC Term Loan, 1-Month LIBOR + 2.75%, 4.65% (B), 07/21/2023	1,868,886	1,870,442
Kingpin Intermediate Holdings LLC 1st Lien Term Loan B, 1-Month LIBOR + 4.25%, 6.15% (B), 06/28/2024	2,482,494	2,519,979
RPI Finance Trust Term Loan B6, 3-Month LIBOR + 2.00%, 4.30% (B), 03/27/2023	487,954	489,872
SIG Combibloc US Acquisition, Inc. Term Loan, 1-Month LIBOR + 2.75%, 4.65% (B), 03/13/2022	897,497	901,705

		14,311,024

Chemicals - 1.7%
Ashland, Inc. Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (B), 05/24/2024	1,488,750	1,500,288
DuBois Chemicals, Inc. 1st Lien Term Loan B, 1-Month LIBOR + 3.25%, 5.15% (B), 03/15/2024	2,328,850	2,317,206
Encapsys LLC 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (B), 11/07/2024	1,810,000	1,823,575
GrafTech Finance, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 5.40% (B), 02/12/2025	1,250,000	1,251,562
Minerals Technologies, Inc.
Term Loan,
3-Month LIBOR + 4.75%, 4.75% (B), 05/09/2021	2,100,000	2,117,062
Term Loan B,
3-Month LIBOR + 2.25%, 4.27% (B), 02/14/2024	115,707	116,647

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Trinseo Materials Operating SCA Term Loan, 1-Month LIBOR + 2.50%, 4.40% (B), 09/06/2024	$ 597,000	$ 599,090
Tronox Blocked Borrower LLC Term Loan B, 3-Month LIBOR + 3.00%, 5.30% (B), 09/22/2024	301,570	304,639
Tronox Finance LLC Term Loan B, 3-Month LIBOR + 3.00%, 5.30%(B), 09/22/2024	695,930	703,014
VACUUMSCHMELZE GmbH & Co. KG Term Loan B, 3-Month LIBOR + 4.00%, 6.30% (B), 02/26/2025	1,150,000	1,152,875
Venator Materials Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (B), 08/08/2024	1,243,750	1,248,414

		13,134,372

Commercial Services & Supplies - 4.4%
Advanced Disposal Services, Inc. Term Loan B3, 1-Week LIBOR + 2.25%, 4.00% (B), 11/10/2023 (G) (H)	2,801,995	2,818,370
Aramark Services, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 3.90% (B), 03/28/2024	403,036	405,303
Term Loan B1,
1-Month LIBOR + 2.00%, 3.90% (B), 03/11/2025	498,750	501,555
Asurion LLC
Term Loan B4,
1-Month LIBOR + 2.75%, 4.65% (B), 08/04/2022	1,172,678	1,180,252
Term Loan B6,
1-Month LIBOR + 2.75%, 4.65% (B), 11/03/2023	1,567,047	1,578,311
EWT Holdings III Corp. Term Loan, 3-Month LIBOR + 3.00%, 5.30% (B), 12/20/2024	2,298,638	2,318,751
Garda World Security Corp. Term Loan, 3-Month LIBOR + 3.50%, 5.51% (B), 05/24/2024	3,148,476	3,176,813
GFL Environmental, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 5.05% (B), 09/29/2023	1,933,391	1,933,391
Gopher Resource LLC 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.48% (B), 03/06/2025	1,000,000	1,010,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Multi Color Corp. Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (B), 10/31/2024	$ 1,421,438	$ 1,426,768
Prime Security Services Borrower LLC 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 4.65% (B), 05/02/2022	3,960,075	3,984,275
Spectrum Holdings III Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (B), 01/31/2025	1,365,000	1,368,412
Spin Holdco, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 5.08% (B), 11/14/2022	4,443,730	4,475,204
Technimark LLC Term Loan, 3-Month LIBOR + 3.50%, 5.40% (B), 04/25/2021	599,594	599,594
TruGreen, LP Term Loan, 1-Month LIBOR + 4.00%, 5.90% (B), 04/13/2023 (G) (H)	3,455,150	3,468,107
U.S. Security Associates Holdings, Inc. Term Loan, 3-Month LIBOR + 3.50%, 5.80% (B), 07/14/2023 (G) (H)	992,580	998,784
Wrangler Buyer Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (B), 09/27/2024 (G) (H)	1,997,500	2,006,930

		33,250,820

Communications Equipment - 0.3%
Securus Technologies Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.50%, 6.40% (B), 11/01/2024	2,495,000	2,523,069

Construction & Engineering - 1.1%
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 5.81% (B), 12/19/2021	3,231,458	3,266,080
Term Loan C,
3-Month LIBOR + 3.50%, 5.80% (B), 12/19/2021	107,819	108,974
McDermott Technology Americas, Inc. 1st Lien Term Loan, TBD, 03/27/2025 (G) (H)	2,500,000	2,483,482
Pike Corp. Term Loan B, 1-Month LIBOR + 3.50%, 5.41% (B), 03/23/2025	961,497	974,117
PSC Industrial Holdings Corp. 1st Lien Term Loan, 1-Month LIBOR + 4.25%, 6.15% (B), 10/03/2024	997,500	993,759

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Robertshaw US Holding Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.44% (B), 02/28/2025	$ 500,000	$ 503,750

		8,330,162

Construction Materials - 0.5%
Forterra Finance LLC Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (B), 10/25/2023	3,708,646	3,404,463

Consumer Finance - 0.5%
Altice US Finance I Corp. Term Loan, 1-Month LIBOR + 2.25%, 4.15% (B), 07/28/2025	2,987,475	2,980,627
Nielsen Finance LLC Term Loan B4, 1-Month LIBOR + 2.00%, 3.90% (B), 10/04/2023	492,525	494,680

		3,475,307

Containers & Packaging - 5.8%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.65% (B), 12/07/2023	2,962,613	2,881,141
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 9.64% (B), 12/07/2024	3,335,000	3,179,366
Berry Global, Inc.
Term Loan P,
1-Month LIBOR + 2.00%, 3.90% (B), 01/06/2021	250,000	251,354
Term Loan Q,
1-Month LIBOR + 2.00%, 3.90% (B), 10/01/2022	1,130,930	1,137,214
Term Loan R,
1-Month LIBOR + 2.00%, 3.90% (B), 01/19/2024	1,280,177	1,285,777
BWAY Holding Co. Term Loan B, 2-Month LIBOR + 3.25%, 5.59% (B), 04/03/2024	1,246,859	1,253,353
Consolidated Container Co. LLC 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.90% (B), 05/22/2024	1,492,509	1,501,838
Coveris Holdings SA Term Loan B, 3-Month LIBOR + 4.25%, 6.55% (B), 06/29/2022 (G) (H)	5,395,766	5,409,255
Expera Specialty Solutions LLC Term Loan B, 1-Month LIBOR + 4.25%, 6.15% (B), 11/03/2023	2,937,810	2,959,844

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Flex Acquisition Co., Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.00%, 5.31% (B), 12/29/2023	$ 4,952,500	$ 4,976,024
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 2-Month LIBOR + 4.00%, 6.06% (B), 06/30/2023 (G) (H)	3,450,413	3,467,665
Plastipak Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 6.50% (B), 10/14/2024	2,589,494	2,598,396
Printpack Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 4.94% (B), 07/26/2023	2,749,481	2,768,384
Proampac PG Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.39% (B), 11/18/2023	1,655,176	1,666,211
2nd Lien Term Loan,
1-Month LIBOR + 8.50%, 10.40% (B), 11/18/2024	1,000,000	1,016,250
Reynolds Group Holdings, Inc. Term Loan, 1-Month LIBOR + 2.75%, 4.65% (B), 02/05/2023	4,250,465	4,276,066
TricorBraun Holdings, Inc.
1st Lien Delayed Draw Term Loan,
3-Month LIBOR + 3.75%, 5.97% (B), 11/30/2023	79,148	79,544
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.05% (B), 11/30/2023	785,511	789,439
Trident TPI Holdings, Inc. Term Loan B1, 1-Month LIBOR + 3.25%, 5.15% (B), 10/17/2024	2,244,375	2,254,194

		43,751,315

Distributors - 0.6%
Autoparts Holdings, Ltd. 1st Lien Term Loan, 1-Month LIBOR + 6.75%, 8.65% (B), 12/19/2021	3,515,625	3,550,781
PFS Holding Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.38% (B), 01/31/2021	1,174,915	740,197

		4,290,978

Diversified Consumer Services - 1.5%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
TBD , 04/17/2025 (G) (H)	1,100,000	1,108,250
1-Month LIBOR + 5.25%, 9.00% (B), 07/01/2019	2,811,546	2,811,546
2nd Lien Term Loan,
TBD , 04/17/2026 (G) (H)	500,000	503,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services (continued)
USS Ultimate Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 5.65% (B), 08/25/2024 (G) (H)	$ 2,395,873	$ 2,406,355
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.16% (B), 05/06/2021	3,464,674	3,497,156
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 9.15% (B), 05/06/2022	1,166,667	1,175,417

		11,502,474

Diversified Financial Services - 0.9%
NAB Holdings LLC Repriced Term Loan, 3-Month LIBOR + 3.00%, 5.30% (B), 07/01/2024	1,990,000	2,001,194
NBG Acquisition, Inc. Term Loan, 3-Month LIBOR + 5.50%, 7.95% (B), 04/26/2024	1,829,980	1,816,255
Russell Investments US Inst’l Holdco, Inc. Term Loan B, TBD,3-Month LIBOR + 3.250%, , 06/01/2023	2,831,519	2,852,756
WG Partners Acquisition LLC Term Loan B, 3-Month LIBOR + 3.50%, 5.80% (B), 11/15/2023	376,978	377,920

		7,048,125

Diversified Telecommunication Services - 2.4%
CenturyLink, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (B), 01/31/2025	2,992,500	2,946,679
Frontier Communications Corp. Delayed Draw Term Loan A, 1-Month LIBOR + 2.75%, 4.66% (B), 03/31/2021	2,313,686	2,274,643
Global Tel*Link Corp. 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 6.30% (B), 05/23/2020	3,921,892	3,942,725
Hargray Communications Group, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (B), 05/16/2024	2,977,500	2,983,702
Intelsat Jackson Holdings SA Term Loan B5, 6-Month LIBOR + 6.63%, 6.63% (B), 01/02/2024	2,610,000	2,656,980
Virgin Media Bristol LLC Term Loan, 1-Month LIBOR + 2.50%, 4.40% (B), 01/15/2026	1,500,000	1,507,083

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Windstream Services LLC Term Loan B6, 1-Month LIBOR + 4.00%, 5.90% (B), 03/29/2021	$ 1,879,023	$ 1,796,816

		18,108,628

Electric Utilities - 0.1%
Frontera Generation Holdings LLC Term Loan B, TBD, 04/25/2025 (G) (H)	500,000	502,500

Electrical Equipment - 1.8%
Atkore International, Inc. 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 5.06% (B), 12/22/2023	3,327,292	3,351,059
Global Appliance, Inc.
Term Loan A,
1-Month LIBOR + 3.25%, 5.16% (B), 09/29/2022	497,487	497,487
Term Loan B,
1-Month LIBOR + 4.00%, 5.91% (B), 09/29/2024	2,985,000	3,037,238
Power Products LLC Term Loan B, 3-Month LIBOR + 4.00%, 6.36% (B), 12/20/2022	1,983,474	2,005,788
Trojan Battery Co. LLC Term Loan, 3-Month LIBOR + 4.75%, 6.85% (B), 06/11/2021	2,955,729	2,955,729
VC GB Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (B), 02/28/2024	1,683,504	1,694,026

		13,541,327

Electronic Equipment, Instruments & Components - 1.5%
ATS Consolidated, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 5.64% (B), 02/28/2025	2,500,000	2,523,437
Badger Buyer Corp. Term Loan B, 3-Month LIBOR + 4.00%, 6.30% (B), 09/26/2024	2,473,570	2,485,938
Electro Rent Corp. 1st Lien Term Loan, 3-Month LIBOR + 5.00%, 6.98% (B), 01/31/2024	2,868,737	2,897,425
Radio Systems Corp. Term Loan B, 1-Month LIBOR + 3.25%, 5.15% (B), 05/02/2024	2,977,500	2,986,185
Zebra Technologies Corp. Term Loan B, 3-Month LIBOR + 2.00%, 4.36% (B), 10/27/2021	540,028	543,361

		11,436,346

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.4%
Weatherford International, Ltd. Term Loan, 1-Month LIBOR + 2.30%, 4.21% (B), 07/13/2020 (G) (H)	$ 2,806,831	$ 2,771,746

Equity Real Estate Investment Trusts - 0.5%
Communications Sales & Leasing, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (B), 10/24/2022	972,718	938,187
Iron Mountain, Inc. Term Loan B, 3-Month LIBOR + 1.75%, 3.65% (B), 01/02/2026	1,000,000	996,250
iStar, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.89% (B), 10/01/2021	708,486	712,913
MGM Growth Properties Operating Partnership, LP Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (B), 04/25/2023	494,949	497,734
VICI Properties 1 LLC Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (B), 12/20/2024	715,909	718,395

		3,863,479

Food & Staples Retailing - 2.0%
Albertsons LLC
Term Loan B4,
1-Month LIBOR + 2.75%, 4.65% (B), 08/25/2021	897,739	889,435
Term Loan B6,
3-Month LIBOR + 3.00%, 4.96% (B), 06/22/2023	2,708,715	2,676,971
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.39% (B), 02/03/2024	2,418,871	2,427,117
Chef’s Warehouse Leasing Co. LLC 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 5.90% (B), 06/22/2022	2,118,427	2,134,315
Give & Go Prepared Foods Corp. 1st Lien Term Loan, 3-Month LIBOR + 4.25%, 6.19% (B), 07/29/2023	2,986,247	2,996,200
Hostess Brands LLC Repriced Term Loan, 1-Month LIBOR + 2.25%, 4.15% (B), 08/03/2022	2,244,375	2,261,908
Supervalu, Inc.
Delayed Draw Term Loan,
TBD , 06/08/2024 (G) (H)	679,245	676,274
Term Loan B,
TBD , 06/08/2024 (G) (H)	1,120,755	1,115,851

		15,178,071

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products - 2.5%
CSM Bakery Solutions LLC 1st Lien Term Loan, 3-Month LIBOR + 4.00%, 6.31% (B), 07/03/2020	$ 3,596,312	$ 3,540,569
Del Monte Foods, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.15% (B), 02/18/2021	1,972,497	1,656,898
Dole Food Co., Inc. Term Loan B, 3-Month LIBOR + 2.75%, 4.65% (B), 04/06/2024	3,189,063	3,197,606
Hearthside Group Holdings LLC Term Loan, 1-Month LIBOR + 3.00%, 4.90% (B), 06/02/2021	1,949,680	1,953,741
Nomad Foods Europe Midco, Ltd. Term Loan B4, 1-Month LIBOR + 2.25%, 4.15% (B), 05/15/2024	1,000,000	1,002,500
Post Holdings, Inc. Series A, Term Loan, 1-Month LIBOR + 2.00%, 3.90% (B), 05/24/2024	4,471,237	4,488,805
Shearer’s Foods, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.55% (B), 06/30/2021	1,459,872	1,459,872
Term Loan,
3-Month LIBOR + 4.25%, 6.55% (B), 06/30/2021	1,678,535	1,676,437

		18,976,428

Health Care Equipment & Supplies - 3.0%
Carestream Dental Equiment, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.55% (B), 09/01/2024	2,592,112	2,588,872
CPI Holdco LLC 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 5.80% (B), 03/21/2024	2,920,508	2,935,111
DJO Finance LLC Term Loan, 3-Month LIBOR + 3.25%, 5.36% (B), 06/08/2020	3,166,780	3,179,314
Halyard Health, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (B), 11/01/2021	2,516,003	2,531,728
Mallinckrodt International Finance SA
Term Loan B,
3-Month LIBOR + 3.00%, 4.82% (B), 02/24/2025	1,000,000	995,938
3-Month LIBOR + 2.75%, 5.20% (B), 09/24/2024	1,662,536	1,650,364

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Onex Carestream Finance, LP
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.90% (B), 06/07/2019 (G) (H)	$ 4,305,439	$ 4,323,380
2nd Lien Term Loan,
1-Month LIBOR + 8.50%, 10.40% (B), 12/07/2019	1,000,000	995,000
YI LLC
1st Lien Delayed Draw Term Loan,
2-Month LIBOR + 3.00%, 2.92% (B), 11/07/2024	299,443	300,942
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.30% (B), 11/07/2024	3,291,750	3,308,209

		22,808,858

Health Care Providers & Services - 3.5%
Community Health Systems, Inc.
Term Loan G,
3-Month LIBOR + 3.00%, 4.98% (B), 12/31/2019	1,658,492	1,629,883
Term Loan H,
3-Month LIBOR + 3.25%, 5.23% (B), 01/27/2021	1,455,143	1,408,660
DuPage Medical Group, Ltd. Term Loan, 1-Month LIBOR + 2.75%, 4.65% (B), 08/15/2024 (G) (H)	3,041,010	3,041,010
Envision Healthcare Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.91% (B), 12/01/2023	564,602	566,777
Explorer Holdings, Inc. Term Loan B, 2-Month LIBOR + 3.75%, 5.81% (B), 05/02/2023	1,389,394	1,401,551
HCA, Inc.
Term Loan B10,
1-Month LIBOR + 2.00%, 3.90% (B), 03/13/2025	378,130	381,911
Term Loan B11,
1-Month LIBOR + 1.75%, 3.65% (B), 03/18/2023	621,870	625,271
Heartland Dental LLC
1st Lien Term Loan,
TBD , 04/30/2025 (G) (H)	1,739,130	1,743,117
Delayed Draw Term Loan,
TBD , 04/17/2025 (G) (H)	260,870	261,467
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.75%, 5.65% (B), 06/30/2021	3,634,294	3,655,322
PharMerica Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (B), 12/06/2024	1,255,000	1,261,275
Quorum Health Corp. Term Loan B, 1-Month LIBOR + 6.75%, 8.65% (B), 04/29/2022 (G) (H)	2,951,317	3,014,033

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
RadNet, Inc. Term Loan, 3-Month LIBOR + 3.75%, 5.87% (B), 06/30/2023	$ 1,855,854	$ 1,876,733
Surgery Center Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 5.16% (B), 09/02/2024	3,482,500	3,486,853
Team Health Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 1.90%, 4.65% (B), 02/06/2024	1,881,000	1,825,746
Valitas Health Services, Inc. 2nd Lien Term Loan, 3-Month LIBOR + 5.00%, 4.13% (B), 04/14/2022	260,968	104,387

		26,283,996

Health Care Technology - 0.3%
Change Healthcare Holdings, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (B), 03/01/2024	1,980,000	1,987,116

Hotels, Restaurants & Leisure - 5.1%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 1-Month LIBOR + 2.25%, 4.15% (B), 02/16/2024	1,079,666	1,081,240
Affinity Gaming LLC Term Loan, 1-Month LIBOR + 3.25%, 5.15% (B), 07/01/2023 (G) (H)	3,897,674	3,926,907
Aristocrat Leisure, Ltd.
Term Loan,
3-Month LIBOR + 2.00%, 4.36% (B), 10/19/2024	498,750	501,333
Term Loan B2,
3-Month LIBOR + 2.00%, 4.36% (B), 10/20/2021	1,144,073	1,149,857
Boyd Gaming Corp. Term Loan B3, 1-Week LIBOR + 2.50%, 4.24% (B), 09/15/2023	1,377,376	1,383,880
Caesars Resort Collection LLC 1st Lien Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (B), 12/22/2024	2,992,500	3,016,192
ClubCorp Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 4.89% (B), 09/18/2024 (G) (H)	2,458,536	2,463,915
Eldorado Resorts LLC Term Loan B, 2-Month LIBOR + 2.25%, 4.18% (B), 04/17/2024	1,913,500	1,920,676
Hilton Worldwide Finance LLC Term Loan B2, TBD,1-Month LIBOR + 2.00%, , 10/25/2023 (G) (H)	922,280	929,710

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International Term Loan A, 1-Month LIBOR + 2.25%, 4.15% (B), 04/25/2021	$ 468,750	$ 470,508
Mohegan Tribal Gaming Authority Term Loan A, 3-Month LIBOR + 3.75%, 5.65% (B), 10/13/2021	2,450,914	2,434,567
NEP/NCP Holdco, Inc. Term Loan, 3-Month LIBOR + 3.25%, 5.55% (B), 07/21/2022	4,480,146	4,489,478
NPC International, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (B), 04/19/2024	2,499,309	2,530,551
Penn National Gaming, Inc. Term Loan A, 1-Month LIBOR + 1.75%, 3.65% (B), 01/13/2022	2,375,000	2,374,259
Planet Fitness Holdings LLC Term Loan, 1-Month LIBOR + 2.75%, 4.73% (B), 03/31/2021	738,750	744,291
Scientific Games International, Inc. Term Loan B5, 2-Month LIBOR + 2.75%, 4.73% (B), 08/14/2024	2,244,375	2,257,778
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 3-Month LIBOR + 3.00%, 5.30% (B), 03/31/2024	3,052,750	3,042,575
Station Casinos LLC Term Loan B, 1-Month LIBOR + 2.50%, 4.41% (B), 06/08/2023	3,530,738	3,542,301

		38,260,018

Household Durables - 2.9%
American Bath Group LLC Term Loan B, 3-Month LIBOR + 5.25%, 7.55% (B), 09/30/2023	3,647,462	3,683,937
API Heat Transfer ThermaSys Corp. Term Loan, 3-Month LIBOR + 4.00%, 6.35% (B), 05/03/2019	1,843,321	1,771,892
Hoffmaster Group, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.80% (B), 11/21/2023	2,468,750	2,494,980
2nd Lien Term Loan,
3-Month LIBOR + 9.50%, 11.80% (B), 11/21/2024	900,000	904,500
Janus International Group LLC 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.90% (B), 02/12/2025	750,000	744,375

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables (continued)
Libbey Glass, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (B), 04/09/2021	$ 3,283,786	$ 3,222,215
Lifetime Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 5.39% (B), 02/28/2025	3,000,000	3,007,500
LTI Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 6.65% (B), 05/16/2024	3,225,625	3,231,673
WKI Holding Co. Term Loan B, 3-Month LIBOR + 4.00%, 5.77% (B), 05/01/2024	2,977,500	2,981,222

		22,042,294

Household Products - 0.7%
Diamond BV Term Loan, 2-Month LIBOR + 3.00%, 4.99% (B), 09/06/2024	578,550	577,104
KIK Custom Products, Inc. Term Loan B, 1-Week LIBOR + 4.00%, 5.90% (B), 05/15/2023	4,633,088	4,673,948
Spectrum Brands, Inc. Term Loan B, 2-Month LIBOR + 2.00%, 3.96% (B), 06/23/2022	341,525	341,098

		5,592,150

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Construction Finance Co., LP Term Loan B, 1-Month LIBOR + 2.50%, 4.40% (B), 01/15/2025	1,496,250	1,498,654
Calpine Corp.
Term Loan B5,
3-Month LIBOR + 2.50%, 4.81% (B), 01/15/2024	778,000	780,960
Term Loan B6,
3-Month LIBOR + 2.50%, 4.81% (B), 01/15/2023	3,834,760	3,850,509
Term Loan B7,
3-Month LIBOR + 2.50%, 4.81% (B), 05/31/2023	529,131	530,969
Dynegy, Inc. Term Loan C2, 1-Month LIBOR + 2.50%, 4.40% (B), 02/07/2024	3,176,502	3,195,993
Terra-Gen Finance Co. LLC Term Loan B, 1-Month LIBOR + 4.25%, 6.16% (B), 12/09/2021	453,922	408,530

		10,265,615

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Internet & Direct Marketing Retail - 0.2%
Shutterfly, Inc.
Delayed Draw Term Loan B,
1-Month LIBOR + 2.50%, 4.40% (B), 08/17/2024 (G) (H)	$ 366,762	$ 367,793
Term Loan B2,
1-Month LIBOR + 2.75%, 4.66% (B), 08/17/2024	1,086,579	1,094,729

		1,462,522

Internet Software & Services - 0.8%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (B), 10/19/2023	638,625	640,621
Blucora, Inc. Term Loan B, 2-Month LIBOR + 3.00%, 5.06% (B), 05/22/2024	322,408	323,752
Go Daddy Operating Co. LLC TBD, 02/15/2024 (G) (H)	3,000,000	3,012,501
GTT Communications, Inc. Term Loan B, TBD, 04/28/2025	1,000,000	992,292
Rackspace Hosting, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.00%, 4.79% (B), 11/03/2023	994,987	992,223

		5,961,389

IT Services - 3.1%
Allied Universal Holdco LLC Term Loan, 3-Month LIBOR + 3.75%, 6.05% (B), 07/28/2022	2,574,784	2,524,576
ConvergeOne Holdings Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 5.65% (B), 04/04/2025	1,000,000	1,001,250
First Data Corp. Term Loan, 1-Month LIBOR + 2.25%, 4.15% (B), 07/08/2022 - 04/26/2024	6,379,036	6,400,223
Flexential Intermediate Corp. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 5.80% (B), 08/01/2024	895,500	896,619
MoneyGram International, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 5.55% (B), 03/27/2020	2,011,871	2,006,841
NeuStar, Inc.
Term Loan B3,
3-Month LIBOR + 2.50%, 4.80% (B), 01/08/2020	271,423	272,271
Term Loan B4,
1-Month LIBOR + 3.50%, 5.40% (B), 08/08/2024	1,194,000	1,195,990
Tempo Acquisition LLC Term Loan, 1-Month LIBOR + 3.00%, 4.90% (B), 05/01/2024	4,962,500	4,987,313

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Vantiv LLC Term Loan B4, 1-Month LIBOR + 2.00%, 3.90% (B), 08/09/2024	$ 750,000	$ 754,375
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 5.90% (B), 12/19/2023	692,982	696,447
Xerox Business Services LLC Delayed Draw Term Loan A, 1-Month LIBOR + 2.25%, 4.15% (B), 12/07/2021	2,943,750	2,943,750

		23,679,655

Leisure Products - 0.6%
Recess Holdings, Inc. 1st Lien Term Loan, 6-Month LIBOR + 3.75%, 6.20% (B), 09/29/2024	2,629,643	2,642,791
Zodiac Pool Solutions LLC Term Loan B, TBD, 03/31/2025 (G) (H)	1,890,000	1,893,071

		4,535,862

Life Sciences Tools & Services - 0.7%
Avantor, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 5.90% (B), 11/21/2024	1,022,438	1,033,088
Jaguar Holding Co. II Term Loan B, 1-Month LIBOR + 2.50%, 4.61% (B), 08/18/2022	2,362,581	2,374,125
Parexel International Corp. Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (B), 09/27/2024	1,793,494	1,799,771

		5,206,984

Machinery - 3.7%
Clark Equipment Co. Term Loan B, 3-Month LIBOR + 2.00%, 4.30% (B), 05/18/2024	2,289,126	2,291,351
Columbus McKinnon Corp. Term Loan B, 3-Month LIBOR + 2.50%, 4.80% (B), 01/31/2024	1,734,751	1,747,761
Cortes NP Acquisition Corp. Term Loan B, 1-Month LIBOR + 4.00%, 5.89% (B), 11/30/2023	3,381,853	3,386,080
Filtration Group Corp. 1st Lien Term Loan, 3-Month LIBOR + 3.00%, 5.30% (B), 03/29/2025	3,500,000	3,529,166
Gardner Denver, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 5.05% (B), 07/30/2024	3,634,867	3,654,586

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Harsco Corp. Term Loan B1, 1-Month LIBOR + 3.00%, 4.94% (B), 12/06/2024	$ 495,009	$ 501,197
Milacron LLC Term Loan B, 1-Month LIBOR + 2.50%, 4.40% (B), 09/28/2023 (G) (H)	3,976,768	3,990,023
Rexnord LLC Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (B), 08/21/2024	1,821,936	1,833,324
Terex Corp. Term Loan B, 2-Month LIBOR + 2.00%, 3.99% (B), 01/31/2024	1,717,964	1,724,406
Wastequip LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.40% (B), 03/13/2025 (G) (H)	2,500,000	2,506,250
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 9.65% (B), 02/27/2026	2,500,000	2,450,000

		27,614,144

Marine - 0.1%
Commercial Barge Line Co. 1st Lien Term Loan, 1-Month LIBOR + 8.75%, 10.65% (B), 11/12/2020	1,800,000	1,046,700

Media - 5.6%
A-L Parent LLC 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.16% (B), 12/01/2023	1,975,000	1,994,750
AMC Entertainment, Inc. Term Loan, 1-Month LIBOR + 2.25%, 4.15% (B), 12/15/2022	446,565	448,309
Charter Communications Operating LLC Term Loan B, 1-Month LIBOR + 2.00%, 3.91% (B), 04/30/2025	1,995,000	2,003,614
Cogeco Communications II LP 1st Lien Term Loan, 1-Month LIBOR + 1.90%, 4.28% (B), 01/03/2025	2,000,000	2,005,000
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.15% (B), 07/17/2025	1,974,431	1,972,457
Term Loan B,
1-Month LIBOR + 2.50%, 4.40% (B), 01/25/2026	1,000,000	1,002,083
Cumulus Media Holdings, Inc. Term Loan, 1-Month LIBOR + 3.25%, 5.16% (B), 12/23/2020	1,346,667	1,139,056

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Lamar Media Corp. Term Loan B, 1-Month LIBOR + 1.75%, 3.69% (B), 03/14/2025	$ 1,000,000	$ 1,001,250
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 3-Month LIBOR + 2.35%, 5.85% (B), 01/07/2022	2,997,959	2,894,904
MCC Iowa LLC
Term Loan M,
1-Week LIBOR + 2.00%, 3.75% (B), 01/15/2025	1,990,000	1,994,145
Term Loan N,
1-Week LIBOR + 1.75%, 3.50% (B), 02/15/2024	496,250	497,801
Meredith Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (B), 01/31/2025 (G) (H)	1,490,000	1,498,691
Mission Broadcasting, Inc. Term Loan B2, 1-Month LIBOR + 2.50%, 4.39% (B), 01/17/2024 (G) (H)	299,405	300,378
NAI Entertainment Holdings LLC Term Loan B, TBD, 04/23/2025 (G) (H)	1,500,000	1,503,750
Nexstar Broadcasting, Inc. Term Loan B2, 1-Month LIBOR + 2.50%, 4.39% (B), 01/17/2024 (G) (H)	2,339,106	2,346,708
Numericable Group SA Term Loan B12, 3-Month LIBOR + 3.00%, 5.35% (B), 01/31/2026	497,500	491,281
PSAV Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.20% (B), 03/01/2025	3,500,000	3,504,375
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 9.26% (B), 09/01/2025	1,700,000	1,704,250
Quincy Newspapers, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.91% (B), 10/13/2022	1,707,348	1,711,617
Sinclair Television Group, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.25%, , 12/12/2024 (G) (H)	3,000,000	3,010,626
Term Loan B2,
1-Month LIBOR + 2.25%, 4.16% (B), 01/03/2024	691,250	693,543
Tribune Media Co.
Term Loan,
1-Month LIBOR + 3.00%, 4.90% (B), 12/27/2020	322,547	322,547
Term Loan C,
1-Month LIBOR + 3.00%, 4.90% (B), 01/27/2024	3,550,617	3,553,575

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Univision Communications, Inc. Term Loan C5, 1-Month LIBOR + 2.75%, 4.65% (B), 03/15/2024	$ 3,910,479	$ 3,853,996
WMG Acquisition Corp. Term Loan E, 1-Month LIBOR + 2.25%, 4.15% (B), 11/01/2023	1,000,000	1,003,930

		42,452,636

Metals & Mining - 0.2%
WP CPP Holding LLC Term Loan, TBD, 04/24/2024 (G) (H)	1,500,000	1,509,375

Multi-Utilities - 0.4%
Solenis International, LP 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.23% (B), 07/31/2021	3,371,522	3,368,359

Oil, Gas & Consumable Fuels - 3.0%
BCP Raptor LLC Term Loan B, 2-Month LIBOR + 4.25%, 6.31% (B), 06/24/2024	2,481,250	2,503,996
California Resources Corp. 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 6.65% (B), 12/31/2022 (G) (H)	3,285,000	3,334,275
CITGO Petroleum Corp. Term Loan B, 3-Month LIBOR + 3.50%, 5.81% (B), 07/29/2021	2,485,868	2,507,619
Delek US Holdings, Inc. 1st Lien Term Loan, TBD, 1-Month LIBOR + 2.50%, , 03/13/2025 (G) (H)	500,000	501,250
EG Finco, Ltd. Term Loan, TBD,3-Month LIBOR + 4.00%, , 02/06/2025 (G) (H)	1,000,000	1,000,417
EG Group, Ltd. Term Loan B, TBD, 02/06/2025 (G) (H)	500,000	499,687
Fieldwood Energy LLC 1st Lien Term Loan, 1-Month LIBOR + 5.25%, 4.78% (B), 09/28/2018	2,100,000	2,110,500
Medallion Midland Acquisition LLC 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (B), 10/30/2024	1,147,125	1,149,276
MEG Energy Corp. Term Loan B, 3-Month LIBOR + 3.50%, 5.81% (B), 12/31/2023 (G) (H)	2,649,000	2,651,366
Phoenix Services International LLC Term Loan, 1-Month LIBOR + 3.750%, 5.64% (B), 03/01/2025	1,600,000	1,618,000

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
PowerTeam Services LLC 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.55% (B), 02/27/2025 (G) (H)	$ 1,700,000	$ 1,697,875
Southeast PowerGen LLC Term Loan B, 1-Month LIBOR + 3.50%, 5.41% (B), 12/02/2021	899,583	834,363
Ultra Resources, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.90% (B), 04/12/2024	2,750,000	2,571,250

		22,979,874

Paper & Forest Products - 0.3%
Dunn Paper, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 6.66% (B), 08/31/2022	1,821,739	1,835,402
Verso Paper Holding LLC Term Loan, 1-Month LIBOR + 11.00%, 13.22% (B), 10/14/2022	649,239	658,978

		2,494,380

Personal Products - 0.4%
Revlon Consumer Products Corp. Term Loan B, 1-Month LIBOR + 3.50%, 5.40% (B), 09/07/2023	3,447,500	2,686,895

Pharmaceuticals - 1.2%
Akorn, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 6.19% (B), 04/16/2021	2,502,343	2,461,681
Alphabet Holding Co., Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (B), 09/26/2024	995,000	850,310
Amneal Pharmaceuticals LLC Term Loan B, TBD, 03/07/2025 (G) (H)	1,000,000	1,001,667
Catalent Pharma Solutions, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (B), 05/20/2024 (G) (H)	2,665,943	2,677,052
Endo Luxembourg Finance Co. I SARL Term Loan B, 1-Month LIBOR + 4.25%, 6.19% (B), 04/29/2024	1,786,500	1,773,101

		8,763,811

Professional Services - 0.9%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.15% (B), 07/23/2021	989,744	948,092
Term Loan B,
1-Month LIBOR + 3.25%, 5.15% (B), 07/25/2021	498,744	477,755

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services (continued)
Ceridian HCM Holding, Inc. Term Loan B, TBD, 04/05/2025 (G) (H)	$ 3,000,000	$ 3,016,875
Ceridian LLC Term Loan, TBD, 1-Month LIBOR + 3.50%, , 09/15/2020 (G) (H)	750,000	750,469
Everi Payments, Inc. Term Loan B, 2-Month LIBOR + 3.50%, 5.49% (B), 05/09/2024	1,488,750	1,496,566

		6,689,757

Real Estate Management & Development - 1.5%
CityCenter Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 4.40% (B), 04/18/2024	2,981,241	2,995,682
DTZ U.S. Borrower LLC 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.36% (B), 11/04/2021 (G) (H)	3,337,880	3,340,661
RE/MAX International, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 5.05% (B), 12/15/2023	2,492,590	2,505,052
Realogy Corp. Term Loan A, 1-Month LIBOR + 2.00%, 3.90% (B), 02/01/2023	1,000,000	999,583
Trico Group LLC Term Loan, 3-Month LIBOR + 6.50%, 8.48% (B), 01/26/2025	1,550,000	1,550,000

		11,390,978

Road & Rail - 0.2%
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 2.00%, 3.80% (B), 02/09/2023	1,523,269	1,525,173

Semiconductors & Semiconductor Equipment - 0.5%
Ardent Legacy Acquisitions, Inc. Term Loan B, 1-Month LIBOR + 5.50%, 7.25% (B), 08/04/2021	3,892,570	3,907,167

Software - 4.4%
Almonde, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 5.48% (B), 06/13/2024	3,482,500	3,480,080
Avaya, Inc. Term Loan B, 1-Month LIBOR + 1.90%, 6.65% (B), 12/15/2024	4,488,750	4,535,743
Idera, Inc. Term Loan B, 1-Month LIBOR + 4.50%, 6.41% (B), 06/26/2024	1,468,449	1,492,311

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Infor, Inc. Term Loan B6, 1-Month LIBOR + 2.75%, 4.65% (B), 02/01/2022	$ 3,411,642	$ 3,425,046
Kronos, Inc. Term Loan B, 3-Month LIBOR + 3.00%, 4.88% (B), 11/01/2023	1,500,000	1,513,188
MA FinanceCo., LLC
Term Loan B2,
1-Month LIBOR + 2.50%, 4.40% (B), 11/19/2021 (G) (H)	2,446,250	2,434,019
Term Loan B3,
1-Month LIBOR + 2.75%, 4.65% (B), 06/21/2024	192,984	190,973
Quest Software US Holdings, Inc. Term Loan B, 3-Month LIBOR + 5.50%, 7.86% (B), 10/31/2022	1,934,129	1,945,181
Seattle Spinco, Inc. Term Loan B3, 1-Month LIBOR + 2.75%, 4.65% (B), 06/21/2024	1,303,266	1,292,188
Solera LLC Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (B), 03/03/2023	4,412,280	4,428,482
Sophia, LP Term Loan B, 3-Month LIBOR + 3.25%, 5.55% (B), 09/30/2022	3,260,928	3,273,971
SS&C Technologies Holdings Europe SARL Term Loan B4, 1-Month LIBOR + 2.50%, 4.40% (B), 04/16/2025	1,446,143	1,454,981
SS&C Technologies, Inc. Term Loan B3, 3-Month LIBOR + 2.50%, 4.40% (B), 04/16/2025	3,908,604	3,932,489

		33,398,652

Specialty Retail - 1.7%
Bass Pro Group LLC Term Loan B, 1-Month LIBOR + 5.00%, 6.90% (B), 09/25/2024	1,869,357	1,878,121
Men’s Wearhouse, Inc. Term Loan, 3-Month LIBOR + 3.50%, 5.40% (B), 04/09/2025	2,500,000	2,520,312
PetSmart, Inc. Term Loan B2, 1-Month LIBOR + 3.00%, 4.89% (B), 03/11/2022	2,165,251	1,694,309
Staples, Inc. Term Loan B, 3-Month LIBOR + 4.00%, 5.79% (B), 09/12/2024	3,593,500	3,553,874

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Titan Acquisition Ltd. Term Loan B, 2-Month LIBOR + 3.00%, 5.06% (B), 03/28/2025	$ 750,000	$ 750,704
Wink Holdco, Inc.
1st Lien Term Loan B,
TBD , 12/02/2024 (G) (H)	500,000	498,125
2nd Lien Term Loan B,
1-Month LIBOR + 6.75%, 8.66% (B), 11/03/2025	1,880,000	1,880,000

		12,775,445

Technology Hardware, Storage & Peripherals - 0.8%
Dell, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.00%, 3.91% (B), 09/07/2023	906,606	909,358
Term Loan A3,
1-Month LIBOR + 1.50%, 3.41% (B), 12/31/2018	3,250,000	3,249,467
Diebold, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 4.69% (B), 11/06/2023	1,876,711	1,875,538

		6,034,363

Textiles, Apparel & Luxury Goods - 0.8%
Augusta Sportswear Group, Inc. Term Loan B, 1-Month LIBOR + 4.50%, 6.40% (B), 10/26/2023	1,108,834	1,054,085
Hanesbrands, Inc. Term Loan B, 1-Month LIBOR + 1.75%, 3.65% (B), 12/15/2024	573,563	577,147
Varsity Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 5.40% (B), 12/15/2024	4,488,750	4,518,205

		6,149,437

Trading Companies & Distributors - 1.3%
LBM Borrower LLC 1st Lien Term Loan, 1-Month LIBOR + 3.75%, 5.65% (B), 08/19/2022	2,981,841	3,011,659
Utility One Source, LP Term Loan B, 1-Month LIBOR + 5.50%, 7.40% (B), 04/18/2023	3,872,989	3,969,814
Wesco Aircraft Hardware Corp.
Term Loan A,
1-Month LIBOR + 3.00%, 4.91% (B), 10/04/2021	1,873,418	1,859,367
Term Loan B,
3-Month LIBOR + 2.50%, 4.80% (B), 02/28/2021	1,000,000	995,000

		9,835,840

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.7%
Digicel International Finance, Ltd. Term Loan B, 3-Month LIBOR + 3.25%, 5.61% (B), 05/28/2024	$ 2,388,625	$ 2,382,653
Sprint Communications, Inc. 1st Lien Term Loan B, 1-Month LIBOR + 2.50%, 4.44% (B), 02/02/2024	2,539,462	2,545,019

		4,927,672

Total Loan Assignments (Cost $636,449,734)		634,668,134

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0% (I)
Valitas Holdings, Inc. (E) (J) (K)	21,887	10,944

Software - 0.1%
Avaya Holdings Corp. (C) (J)	25,860	591,935

Total Common Stocks (Cost $432,406)		602,879

EXCHANGE-TRADED FUNDS - 1.7%
U.S. Fixed Income Funds - 1.7%
PowerShares Senior Loan Portfolio	199,000	4,598,890
SPDR Blackstone / GSO Senior Loan ETF (C)	100,000	4,744,000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	134,100	3,677,022

Total Exchange-Traded Funds (Cost $13,135,521)		13,019,912

	Principal	Value
COMMERCIAL PAPER - 5.1%
Banks - 0.6%
Societe Generale 1.61% (L), 05/01/2018	$ 4,500,000	4,500,000

Capital Markets - 0.6%
Intercontinental Exchange 1.81% (L), 05/07/2018	4,500,000	4,498,665

Diversified Financial Services - 3.4%
Anglesea Funding PLC 1.72% (L), 05/01/2018	4,500,000	4,500,000
Barton Capital Corp. 1.72% (L), 05/01/2018	4,500,000	4,500,000
Chesham FNC / Chesh LLC 1.77% (L), 05/01/2018	4,500,000	4,500,000
Ebury Finance, Ltd. 1.77% (L), 05/01/2018	4,500,000	4,500,000
Lexington Parker Capital Co., LLC
1.77% (L), 05/01/2018	2,000,000	2,000,000
1.83% (L), 05/01/2018	1,000,000	1,000,000
Victor Receivables 1.71% (L), 05/01/2018	4,500,000	4,500,000

		25,500,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Software - 0.5%
Manhattan Asset Funding 1.74% (L), 05/07/2018	$ 4,250,000	$ 4,248,782

Total Commercial Paper (Cost $38,747,447)		38,747,447

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (L)	4,383,419	4,383,419

Total Securities Lending Collateral (Cost $4,383,419)		4,383,419

Principal	Value
REPURCHASE AGREEMENT - 7.2%

Fixed Income Clearing Corp., 0.74% (L), dated 04/30/2018, to be repurchased at $54,396,191 on 05/01/2018. Collateralized by U.S. Government Obligations, 1.63% - 2.00%, due 07/31/2022 - 11/15/2022, and with a total value of $55,486,414.

$ 54,395,072	$ 54,395,072

Total Repurchase Agreement (Cost $54,395,072)	54,395,072

Total Investments (Cost $808,284,689)	806,201,241
Net Other Assets (Liabilities) - (6.7)%	(50,438,777)

Net Assets - 100.0%	$ 755,762,464

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$60,384,378	$0	$60,384,378
Loan Assignments	—	634,668,134	—	634,668,134
Common Stocks	591,935	10,944	—	602,879
Exchange-Traded Funds	13,019,912	—	—	13,019,912
Commercial Paper	—	38,747,447	—	38,747,447
Securities Lending Collateral	4,383,419	—	—	4,383,419
Repurchase Agreement	—	54,395,072	—	54,395,072

Total Investments	$17,995,266	$788,205,975	$0	$806,201,241

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (K)	$—	$—	$—	$10,944

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $39,751,927, representing 5.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,288,875. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Security deemed worthless.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the total value of securities is $10,944, representing less than 0.1% of the Fund’s net assets.
(F)	Security is Level 3 of the fair value hierarchy.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	All or a portion of the security represents unsettled loan commitments at April 30, 2018 where the rate will be determined at time of settlement.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Non-income producing securities.
(K)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(L)	Rates disclosed reflect the yields at April 30, 2018.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Belgium - 0.5%
Galapagos NV (A)	6,337	$ 572,564

China - 3.1%
Shenzhou International Group Holdings, Ltd.	82,000	900,588
Tencent Holdings, Ltd.	55,000	2,739,962

		3,640,550

France - 6.6%
BNP Paribas SA	23,510	1,816,435
Cie de Saint-Gobain	29,399	1,544,169
Safran SA	22,185	2,611,012
TOTAL SA	29,953	1,892,840

		7,864,456

Germany - 4.4%
HeidelbergCement AG	20,622	2,023,628
KION Group AG	15,059	1,260,237
Vonovia SE	39,750	1,997,367

		5,281,232

India - 0.6%
ICICI Bank, Ltd., ADR	90,117	766,896

Indonesia - 0.7%
Bank Rakyat Indonesia Persero Tbk PT	3,398,400	786,548

Ireland - 1.5%
Medtronic PLC	22,922	1,836,740

Italy - 1.0%
Luxottica Group SpA	18,062	1,128,972

Japan - 11.1%
Amada Holdings Co., Ltd.	100,423	1,205,507
Kansai Electric Power Co., Inc.	171,400	2,398,188
Kyocera Corp.	31,300	1,999,856
Mitsubishi Electric Corp.	71,500	1,096,134
Nippon Telegraph & Telephone Corp.	62,200	2,951,711
Sony Corp.	39,600	1,849,561
Start Today Co., Ltd.	31,000	895,092
Tokyo Gas Co., Ltd.	27,900	748,705

		13,144,754

Mexico - 0.6%
Cemex SAB de CV, ADR (A)	119,982	745,088

Netherlands - 2.7%
ABN AMRO Group NV, CVA (B)	43,111	1,339,525
ING Groep NV	113,797	1,920,599

		3,260,124

Republic of Korea - 4.7%
Hyundai Motor Co.	6,849	1,026,019
KB Financial Group, Inc.	21,271	1,218,843
Korea Electric Power Corp.	61,998	2,173,892
Samsung SDI Co., Ltd.	6,441	1,106,618

		5,525,372

Sweden - 1.5%
Swedbank AB, Class A	78,947	1,721,541

Switzerland - 1.6%
Novartis AG, ADR	24,263	1,860,729

United Kingdom - 6.7%
BP PLC, ADR	56,636	2,525,399
Compass Group PLC	93,684	2,012,006
Lloyds Banking Group PLC	1,805,031	1,606,791

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	71,117	$ 1,835,262

		7,979,458

United States - 51.2%
Alnylam Pharmaceuticals, Inc. (A)	4,750	449,017
Alphabet, Inc., Class C (A)	3,891	3,958,431
Amazon.com, Inc. (A)	2,222	3,479,941
Becton Dickinson and Co.	6,438	1,492,779
Biogen, Inc. (A)	4,859	1,329,422
Cerner Corp. (A)	31,003	1,805,925
Comcast Corp., Class A	98,988	3,107,233
Comerica, Inc.	25,874	2,447,163
CVS Health Corp.	27,686	1,933,313
DexCom, Inc. (A)	17,584	1,286,797
EOG Resources, Inc.	13,334	1,575,679
Facebook, Inc., Class A (A)	16,114	2,771,608
Foot Locker, Inc.	22,546	971,282
Illumina, Inc. (A)	5,545	1,335,957
JPMorgan Chase & Co.	25,933	2,820,992
Kinder Morgan, Inc.	69,598	1,101,040
Microsoft Corp.	24,417	2,283,478
NCR Corp. (A)	36,023	1,108,428
NIKE, Inc., Class B	20,997	1,435,985
Plains GP Holdings, LP, Class A (A)	41,871	1,014,116
Regeneron Pharmaceuticals, Inc. (A)	3,015	915,595
Reinsurance Group of America, Inc.	11,623	1,736,476
Ross Stores, Inc.	26,009	2,102,828
Royal Caribbean Cruises, Ltd.	23,798	2,574,706
Shire PLC, ADR	11,253	1,794,066
Southwest Airlines Co.	63,859	3,373,671
Spark Therapeutics, Inc. (A) (C)	6,967	531,721
Synchrony Financial	48,555	1,610,569
United Continental Holdings, Inc. (A)	24,472	1,652,839
Visa, Inc., Class A	25,141	3,189,890
Wells Fargo & Co.	68,972	3,583,785

		60,774,732

Total Common Stocks (Cost $95,994,475)		116,889,756

PREFERRED STOCK - 0.5%
Republic of Korea - 0.5%
Hyundai Motor Co., 3.98% (D)	5,350	576,050

Total Preferred Stock (Cost $586,743)		576,050

EXCHANGE-TRADED FUNDS - 0.5%
United States - 0.5%
iShares Core MSCI EAFE ETF	4,473	298,081
iShares Core S&P 500 ETF	1,117	297,468

Total Exchange-Traded Funds (Cost $599,078)		595,549

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (D)	537,966	537,966

Total Securities Lending Collateral (Cost $537,966)		537,966

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 0.74% (D), dated 04/30/2018, to be repurchased at $289,359 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $299,250.

$ 289,353	$ 289,353

Total Repurchase Agreement (Cost $289,353)	289,353

Total Investments (Cost $98,007,615)	118,888,674
Net Other Assets (Liabilities) - (0.2)%	(215,097)

Net Assets - 100.0%	$ 118,673,577

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.8%	$20,029,118
Internet Software & Services	8.0	9,470,001
Oil, Gas & Consumable Fuels	6.8	8,109,074
Biotechnology	4.7	5,592,385
Airlines	4.2	5,026,510
Health Care Equipment & Supplies	3.9	4,616,316
Hotels, Restaurants & Leisure	3.9	4,586,712
Electric Utilities	3.8	4,572,080
Internet & Direct Marketing Retail	3.7	4,375,033
Insurance	3.0	3,571,738
Textiles, Apparel & Luxury Goods	2.9	3,465,545
IT Services	2.7	3,189,890
Media	2.6	3,107,233
Electronic Equipment, Instruments & Components	2.6	3,106,474
Specialty Retail	2.6	3,074,110
Diversified Telecommunication Services	2.5	2,951,711
Construction Materials	2.3	2,768,716
Aerospace & Defense	2.2	2,611,012
Machinery	2.1	2,465,744
Software	1.9	2,283,478
Real Estate Management & Development	1.7	1,997,367
Health Care Providers & Services	1.6	1,933,313
Pharmaceuticals	1.6	1,860,729
Household Durables	1.6	1,849,561
Health Care Technology	1.5	1,805,925
Consumer Finance	1.4	1,610,569
Automobiles	1.3	1,602,069
Building Products	1.3	1,544,169
Life Sciences Tools & Services	1.1	1,335,957
Technology Hardware, Storage & Peripherals	0.9	1,108,428
Electrical Equipment	0.9	1,096,134
Gas Utilities	0.6	748,705
International Equity Funds	0.3	298,081
U.S. Equity Funds	0.3	297,468

Investments, at Value	99.3	118,061,355
Short-Term Investments	0.7	827,319

Total Investments	100.0%	$118,888,674

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$68,509,584	$48,380,172	$—	$116,889,756
Preferred Stock	—	576,050	—	576,050
Exchange-Traded Funds	595,549	—	—	595,549
Securities Lending Collateral	537,966	—	—	537,966
Repurchase Agreement	—	289,353	—	289,353

Total Investments	$69,643,099	$49,245,575	$—	$118,888,674

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the value of the 144A security is $1,339,525, representing 1.1% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $526,379. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at April 30, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.4%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.09%, 1.80% (A), 11/01/2018	$ 32,500,000	$ 32,500,000
1-Month LIBOR - 0.07%, 1.81% (A), 07/05/2019, MTN	19,500,000	19,500,000
Federal Farm Credit Banks
3-Month LIBOR - 0.26%, 2.03% (A), 09/28/2018	18,000,000	18,000,698
3-Month LIBOR - 0.23%, 2.08% (A), 04/03/2019	16,000,000	15,998,850
Federal Home Loan Banks
1-Month LIBOR - 0.14%, 1.76% (A), 10/19/2018	28,500,000	28,500,000
1-Month LIBOR - 0.09%, 1.81% (A), 01/14/2019	15,600,000	15,600,000
3-Month LIBOR - 0.17%, 1.84% (A), 06/01/2018	20,000,000	20,000,000
3-Month LIBOR - 0.24%, 2.04% (A), 09/23/2019	17,250,000	17,250,000
3-Month LIBOR - 0.20%, 2.16% (A), 01/18/2019	16,500,000	16,502,805
Federal Home Loan Mortgage Corp.
0.88%, 10/12/2018	10,200,000	10,153,572
3-Month LIBOR - 0.28%, 1.53% (A), 08/10/2018, MTN	34,000,000	34,000,000

Total U.S. Government Agency Obligations (Cost $228,005,925)		228,005,925

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.7%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.10%, 1.79% (A), 01/02/2019	19,500,000	19,500,000
1-Month LIBOR - 0.11%, 1.79% (A), 06/22/2018	28,500,000	28,500,000
1-Month LIBOR - 0.10%, 1.80% (A), 09/14/2018	19,000,000	19,000,000
3-Month LIBOR - 0.18%, 2.18% (A), 10/30/2018	28,000,000	28,000,000
Federal Agricultural Mortgage Corp. Discount Notes 1.68% (B), 08/03/2018	17,500,000	17,424,833
Federal Farm Credit Bank Discount Notes 1.49% (B), 08/09/2018	17,500,000	17,429,514
Federal Home Loan Bank Discount Notes
1.42% (B), 05/04/2018	11,100,000	11,098,714
1.51% (B), 06/13/2018	9,500,000	9,483,263
1.52% (B), 06/20/2018	9,600,000	9,580,133
1.53% (B), 05/09/2018	6,700,000	6,697,759
1.56% (B), 06/27/2018	1,500,000	1,496,378
1.58% (B), 05/04/2018	10,400,000	10,398,657
1.60% (B), 07/13/2018	20,500,000	20,434,944
1.66% (B), 05/18/2018	14,500,000	14,488,839
1.67% (B), 05/25/2018	5,000,000	4,994,533
1.68% (B), 05/23/2018	21,300,000	21,278,536
1.69% (B), 06/01/2018	32,000,000	31,954,258
1.74% (B), 05/10/2018	16,250,000	16,243,033
1.75% (B), 05/01/2018	11,100,000	11,100,000

	Principal	Value

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
1.77% (B), 06/15/2018	$ 34,900,000	$ 34,824,092
1.81% (B), 06/13/2018	27,500,000	27,441,532
Federal Home Loan Mortgage Corp. Discount Notes 1.26% (B), 05/16/2018	33,900,000	33,882,626

Total Short-Term U.S. Government Agency Obligations (Cost $395,251,644)		395,251,644

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.7%
U.S. Treasury Bill
1.53% (B), 06/21/2018	17,300,000	17,263,225
1.75% (B), 08/09/2018	17,500,000	17,416,608
1.84% (B), 08/02/2018 - 08/23/2018	42,850,000	42,627,129
1.94% (B), 09/13/2018	17,100,000	16,978,195
1.99% (B), 10/04/2018 - 10/18/2018	40,750,000	40,391,703
2.04% (B), 10/25/2018	15,000,000	14,853,164

Total Short-Term U.S. Government Obligations (Cost $149,530,024)		149,530,024

REPURCHASE AGREEMENTS - 34.4%
Barclays Capital, Inc., 1.72% (B), dated 04/30/2018, to be repurchased at $74,503,559 on 05/01/2018. Collateralized by U.S. Government Agency Obligations, 2.29% - 6.60%, due 03/18/2027 - 07/20/2067, and with a total value of $75,990,000.	74,500,000	74,500,000
Barclays Capital, Inc., 1.79% (B), dated 04/20/2018, to be repurchased at $47,641,708 on 06/19/2018. Collateralized by U.S. Government Agency Obligations, 2.44 - 6.00%, due 07/25/2031 - 06/20/2067, and with a total value of $48,450,000. (C)	47,500,000	47,500,000
Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $577,961 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $593,673.	577,949	577,949
Goldman Sachs & Co., 1.71% (B), dated 04/30/2018, to be repurchased at $50,702,408 on 05/01/2018. Collateralized by U.S. Government Agency Obligations, 2.25% - 6.85%, due 01/01/2023 - 09/01/2047, and with a total value of $51,714,000.	50,700,000	50,700,000
Jefferies LLC, 1.77% (B), dated 04/30/2018, to be repurchased at $67,103,299 on 05/01/2018. Collateralized by U.S. Government Agency Obligations, 2.55% - 6.00%, due 12/01/2026 - 01/15/2059, and with a total value of $68,442,001.	67,100,000	67,100,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

Principal	Value

REPURCHASE AGREEMENTS (continued)

Nomura Securities International, Inc., 1.74% (B), dated 04/30/2018, to be repurchased at $162,707,864 on 05/01/2018. Collateralized by U.S. Government Agency Obligations, a U.S. Government Obligation and a Foreign Government Obligation, 2.04% - 4.00%, due 06/08/2018 - 04/20/2048, and with a total value of $165,954,041.

$ 162,700,000	$ 162,700,000

Total Repurchase Agreements (Cost $403,077,949)	403,077,949

Total Investments (Cost $1,175,865,542)	1,175,865,542
Net Other Assets (Liabilities) - (0.2)%	(2,748,761)

Net Assets - 100.0%	$ 1,173,116,781

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$228,005,925	$—	$228,005,925
Short-Term U.S. Government Agency Obligations	—	395,251,644	—	395,251,644
Short-Term U.S. Government Obligations	—	149,530,024	—	149,530,024
Repurchase Agreements	—	403,077,949	—	403,077,949

Total Investments	$—	$1,175,865,542	$—	$1,175,865,542

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	Illiquid security. At April 30, 2018, the value of such securities amounted to $47,500,000 or 4.0% of the Fund’s net assets.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Growth

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 3.1%
Boeing Co.	20,705	$ 6,906,360

Air Freight & Logistics - 2.2%
FedEx Corp.	19,494	4,818,917

Automobiles - 1.1%
Tesla, Inc. (A)	8,687	2,553,109

Banks - 3.4%
JPMorgan Chase & Co.	45,727	4,974,183
PNC Financial Services Group, Inc.	18,369	2,674,710

		7,648,893

Beverages - 1.6%
Constellation Brands, Inc., Class A	5,846	1,362,878
Monster Beverage Corp. (A)	41,682	2,292,510

		3,655,388

Biotechnology - 4.5%
AbbVie, Inc.	14,615	1,411,078
Alexion Pharmaceuticals, Inc. (A)	20,879	2,455,997
BioMarin Pharmaceutical, Inc. (A)	24,469	2,043,406
Celgene Corp. (A)	20,483	1,784,070
Vertex Pharmaceuticals, Inc. (A)	15,820	2,422,991

		10,117,542

Capital Markets - 1.7%
Goldman Sachs Group, Inc.	15,966	3,805,177

Chemicals - 0.9%
Albemarle Corp.	20,168	1,955,489

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	23,107	4,555,776

Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	14,138	3,342,223

Hotels, Restaurants & Leisure - 3.8%
Marriott International, Inc., Class A	31,507	4,306,377
McDonald’s Corp.	24,439	4,092,066

		8,398,443

Internet & Direct Marketing Retail - 11.5%
Amazon.com, Inc. (A)	8,577	13,432,697
Booking Holdings, Inc. (A)	1,487	3,238,686
Netflix, Inc. (A)	29,271	9,146,017

		25,817,400

Internet Software & Services - 14.1%
Alibaba Group Holding, Ltd., ADR (A)	47,052	8,400,664
Alphabet, Inc., Class A (A)	4,379	4,460,362
Alphabet, Inc., Class C (A)	4,373	4,448,784
Facebook, Inc., Class A (A)	43,978	7,564,216
Tencent Holdings, Ltd.	136,640	6,807,061

		31,681,087

IT Services - 10.0%
FleetCor Technologies, Inc. (A)	13,730	2,845,954
Mastercard, Inc., Class A	40,700	7,255,589
PayPal Holdings, Inc. (A)	44,968	3,355,063
Square, Inc., Class A (A)	32,169	1,522,880
Visa, Inc., Class A	58,611	7,436,564

		22,416,050

Life Sciences Tools & Services - 1.1%
Illumina, Inc. (A)	10,627	2,560,363

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.6%
Caterpillar, Inc.	22,826	$ 3,295,162
Parker-Hannifin Corp.	15,636	2,573,998

		5,869,160

Media - 0.6%
Charter Communications, Inc., Class A (A)	5,282	1,432,954

Oil, Gas & Consumable Fuels - 1.4%
Concho Resources, Inc. (A)	19,213	3,020,476

Personal Products - 1.8%
Estee Lauder Cos., Inc., Class A	27,249	4,035,304

Pharmaceuticals - 1.1%
AstraZeneca PLC, ADR (B)	18,628	661,853
Bristol-Myers Squibb Co.	35,431	1,847,018

		2,508,871

Semiconductors & Semiconductor Equipment - 5.3%
Broadcom, Inc.	19,244	4,414,958
NVIDIA Corp.	21,404	4,813,760
Texas Instruments, Inc.	25,660	2,602,694

		11,831,412

Software - 15.0%
Activision Blizzard, Inc.	45,248	3,002,205
Adobe Systems, Inc. (A)	29,406	6,516,369
Microsoft Corp.	91,463	8,553,620
Red Hat, Inc. (A)	25,197	4,108,623
salesforce.com, Inc. (A)	54,241	6,562,618
Splunk, Inc. (A)	24,339	2,498,398
Workday, Inc., Class A (A)	18,871	2,355,856

		33,597,689

Specialty Retail - 2.4%
Home Depot, Inc.	29,464	5,444,947

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	50,569	8,357,033

Textiles, Apparel & Luxury Goods - 3.2%
Kering SA, ADR	74,876	4,309,114
NIKE, Inc., Class B	41,802	2,858,839

		7,167,953

Total Common Stocks (Cost $127,309,421)		223,498,016

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	668,087	668,087

Total Securities Lending Collateral (Cost $668,087)		668,087

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $668,499 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $683,288.

$ 668,485	$ 668,485

Total Repurchase Agreement (Cost $668,485)	668,485

Total Investments (Cost $128,645,993)	224,834,588
Net Other Assets (Liabilities) - (0.2)%	(499,826)

Net Assets - 100.0%	$ 224,334,762

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$216,690,955	$6,807,061	$—	$223,498,016
Securities Lending Collateral	668,087	—	—	668,087
Repurchase Agreement	—	668,485	—	668,485

Total Investments	$217,359,042	$7,475,546	$—	$224,834,588

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $654,818. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 33.4%
Ally Auto Receivables Trust Series 2017-4, Class A4, 1.96%, 07/15/2022	$ 1,500,000	$ 1,466,196
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class D,
3.13%, 10/08/2020	1,270,000	1,273,400
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	750,223
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	948,910
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	982,260
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	985,467
ARI Fleet Lease Trust Series 2018-A, Class A2, 2.55%, 10/15/2026 (A)	1,500,000	1,493,192
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,244,438
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	373,742
Barclays Dryrock Issuance Trust Series 2016-1, Class A, 1.52%, 05/16/2022	2,000,000	1,970,860
Cabela’s Credit Card Master Note Trust Series 2015-1A, Class A1, 2.26%, 03/15/2023	3,350,000	3,307,370
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,628,920
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	997,527
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	989,265
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	715,399
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,232,998
Series 2016-A3, Class A3,
1.34%, 04/15/2022	2,920,000	2,877,282
Series 2016-A4, Class A4,
1.33%, 06/15/2022	3,350,000	3,290,777
Series 2016-A6, Class A6,
1.82%, 09/15/2022	2,015,000	1,986,130
Series 2017-A1, Class A1,
2.00%, 01/17/2023	2,000,000	1,968,996
Series 2017-A4, Class A4,
1.99%, 07/17/2023	4,360,000	4,271,062
CarMax Auto Owner Trust
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	895,341
Series 2018-1, Class C,
2.95%, 11/15/2023	1,500,000	1,471,856
CCG Receivables Trust Series 2015-1, Class B, 2.60%, 01/17/2023 (A)	800,000	798,464

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2017-A2, Class A2,
1.74%, 01/19/2021	$ 3,000,000	$ 2,983,733
Series 2017-A3, Class A3,
1.92%, 04/07/2022	3,700,000	3,636,980
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	1,251,467	1,225,387
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	343,103	337,161
CNH Equipment Trust
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,049,745
Series 2014-C, Class A3,
1.05%, 11/15/2019	87,002	86,924
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	1,988,876
Series 2015-B, Class A3,
1.37%, 07/15/2020	189,632	188,862
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,816,086
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,111,042
Colony American Homes Series 2015-1A, Class A, 1-Month LIBOR + 1.20%, 3.10% (B), 07/17/2032 (A)	1,507,596	1,507,594
Dell Equipment Finance Trust Series 2017-2, Class C, 2.73%, 10/24/2022 (A)	2,450,000	2,415,318
Diamond Resorts Owner Trust Series 2013-2, Class A, 2.27%, 05/20/2026 (A)	537,889	537,686
Discover Card Execution Note Trust Series 2015-A4, Class A4, 2.19%, 04/17/2023	3,000,000	2,951,131
Entergy Texas Restoration Funding LLC Series 2009-A, Class A2, 3.65%, 08/01/2019	84,794	85,037
Evergreen Credit Card Trust Series 2018-1, Class A, 2.95%, 03/15/2023 (A)	1,000,000	997,185
Ford Credit Auto Lease Trust Series 2018-A, Class B, 3.17%, 09/15/2021	1,250,000	1,248,813
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,418,000	1,377,126
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,527,098
Series 2017-C, Class C,
2.50%, 05/15/2024	2,000,000	1,949,129
Ford Credit Floorplan Master Owner Trust
Series 2016-5, Class A1,
1.95%, 11/15/2021	3,150,000	3,107,603
Series 2017-2, Class B,
2.34%, 09/15/2022	1,570,000	1,541,556
GE Capital Credit Card Master Note Trust Series 2012-2, Class A, 2.22%, 01/15/2022	2,062,000	2,057,308

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class C,
2.77%, 07/17/2023	$ 1,000,000	$ 983,483
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,099,282
Huntington Auto Trust Series 2016-1, Class A3, 1.59%, 11/16/2020	1,770,340	1,761,394
Hyundai Auto Receivables Trust Series 2017-B, Class B, 2.23%, 02/15/2023	1,840,000	1,786,161
Invitation Homes Trust Series 2018-SFR2, Class C, 1-Month LIBOR + 1.28%, 3.18% (B), 06/17/2037 (A) (C)	1,500,000	1,516,874
John Deere Owner Trust Series 2017-B, Class A4, 2.11%, 07/15/2024	1,300,000	1,271,057
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	988,100	971,777
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	578,830	562,918
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	1,306,079	1,272,496
Sierra Receivables Funding Co. LLC Series 2017-1A, Class A, 2.91%, 03/20/2034 (A)	601,032	591,927
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class A, 2.40%, 03/22/2032 (A)	316,952	314,251
Synchrony Credit Card Master Note Trust Series 2017-2, Class C, 3.01%, 10/15/2025	640,000	620,338
Toyota Auto Receivables Owner Trust Series 2017-A, Class A2A, 1.42%, 09/16/2019	678,652	676,933
Verizon Owner Trust
Series 2017-1A, Class B,
2.45%, 09/20/2021 (A)	1,350,000	1,331,290
Series 2017-2A, Class C,
2.38%, 12/20/2021 (A)	2,230,000	2,182,846
Series 2018-1A, Class C,
3.20%, 09/20/2022 (A)	1,100,000	1,095,141
World Omni Auto Receivables Trust
Series 2015-A, Class A4,
1.75%, 04/15/2021	2,450,000	2,434,932
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,481,623
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B,
1.94%, 12/15/2020	124,221	124,184
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	989,711

Total Asset-Backed Securities (Cost $102,119,098)		100,716,073

	Principal	Value
CORPORATE DEBT SECURITIES - 32.0%
Banks - 7.6%
Banco del Estado de Chile 2.67%, 01/08/2021 (A) (D)	$ 1,150,000	$ 1,121,250
Bank of America Corp. 2.65%, 04/01/2019	3,941,000	3,941,903
Bank of Montreal 3.10%, 04/13/2021, MTN	1,160,000	1,155,287
Bank of Nova Scotia 2.70%, 03/07/2022	1,270,000	1,237,794
Citigroup, Inc. 2.55%, 04/08/2019	3,425,000	3,419,381
Citizens Bank NA 2.30%, 12/03/2018, MTN	1,625,000	1,622,325
JPMorgan Chase & Co. 2.55%, 10/29/2020	1,000,000	985,535
KeyBank NA 2.35%, 03/08/2019	3,330,000	3,323,584
Toronto-Dominion Bank 1.90%, 10/24/2019, MTN	2,835,000	2,795,817
Wells Fargo & Co. 2.50%, 03/04/2021	3,425,000	3,355,271

		22,958,147

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	2,000,000	1,976,796

Biotechnology - 0.3%
AbbVie, Inc. 2.90%, 11/06/2022	930,000	905,364

Capital Markets - 2.9%
Goldman Sachs Group, Inc. 3-Month LIBOR + 0.78%, 3.14% (B), 10/31/2022	3,500,000	3,513,142
Morgan Stanley 4.88%, 11/01/2022	5,000,000	5,190,383

		8,703,525

Communications Equipment - 0.3%
Cisco Systems, Inc. 2.20%, 02/28/2021	825,000	810,222

Consumer Finance - 4.0%
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	1,500,000	1,499,540
3.34%, 03/28/2022	1,000,000	979,332
General Motors Financial Co., Inc. 3.20%, 07/13/2020	3,080,000	3,070,844
John Deere Capital Corp. 1.25%, 10/09/2019, MTN	2,875,000	2,814,863
PACCAR Financial Corp. 1.75%, 08/14/2018, MTN	760,000	758,658
Synchrony Financial 3.00%, 08/15/2019	950,000	947,849
Toyota Motor Credit Corp. 1.70%, 02/19/2019, MTN	2,025,000	2,012,326

		12,083,412

Diversified Telecommunication Services - 1.9%
AT&T, Inc. 2.80%, 02/17/2021	2,215,000	2,189,498

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3-Month LIBOR + 0.55%, 2.45% (B), 05/22/2020	$ 1,800,000	$ 1,810,261
3.13%, 03/16/2022	1,800,000	1,779,824

		5,779,583

Electric Utilities - 0.4%
Israel Electric Corp., Ltd. 5.63%, 06/21/2018 (A)	1,300,000	1,302,925

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co. 3-Month LIBOR + 0.88%, 2.94% (B), 12/29/2020	1,650,000	1,654,158

Health Care Providers & Services - 1.2%
CVS Health Corp. 2.80%, 07/20/2020	3,500,000	3,478,345

Independent Power & Renewable Electricity Producers - 0.9%
Exelon Generation Co. LLC 5.20%, 10/01/2019	2,795,000	2,863,201

Industrial Conglomerates - 1.5%
General Electric Co. 3-Month LIBOR + 1.00%, 3.35% (B), 04/15/2023, MTN (D)	2,200,000	2,210,246
Honeywell International, Inc. 1.40%, 10/30/2019	2,350,000	2,303,883

		4,514,129

IT Services - 1.0%
Visa, Inc. 2.20%, 12/14/2020	3,075,000	3,029,030

Multi-Utilities - 0.9%
Public Service Co. of Oklahoma 5.15%, 12/01/2019	2,550,000	2,625,921

Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp. 1.72%, 06/24/2018	1,500,000	1,498,772
Kinder Morgan, Inc.
3.05%, 12/01/2019	1,025,000	1,021,710
7.25%, 06/01/2018	1,535,000	1,540,557
Petroleos Mexicanos 3-Month LIBOR + 2.02%, 4.38% (B), 07/18/2018	3,250,000	3,264,073
Phillips 66 3-Month LIBOR + 0.65%, 3.00% (B), 04/15/2019 (A)	3,000,000	3,001,188
Western Gas Partners, LP 2.60%, 08/15/2018	2,705,000	2,702,722

		13,029,022

Personal Products - 0.9%
Unilever Capital Corp. 2.75%, 03/22/2021	2,700,000	2,686,616

Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020 (D)	2,500,000	2,387,660

Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp. 2.50%, 11/15/2018	1,050,000	1,051,703

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. 2.13%, 03/15/2019	$ 2,870,000	$ 2,859,099

		3,910,802

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co. 2.85%, 10/05/2018	1,800,000	1,802,515

Total Corporate Debt Securities (Cost $97,399,813)		96,501,373

MORTGAGE-BACKED SECURITIES - 9.3%
BX Commercial Mortgage Trust Series 2018-BIOA, Class B, 1-Month LIBOR + 0.87%, 2.77% (B), 03/15/2037 (A)	2,400,000	2,394,738
BX Trust Series 2017-SLCT, Class B, 1-Month LIBOR + 1.20%, 3.10% (B), 07/15/2034 (A)	1,800,000	1,804,505
CGDB Commercial Mortgage Trust Series 2017-BIO, Class B, 1-Month LIBOR + 0.95%, 2.85% (B), 05/15/2030 (A)	1,600,000	1,602,514
CLNS Trust Series 2017-IKPR, Class B, 1-Month LIBOR + 1.00%, 2.90% (B), 06/11/2032 (A)	1,600,000	1,601,995
COMM Mortgage Trust Series 2012-LC4, Class A3, 3.07%, 12/10/2044	785,071	785,953
Core Industrial Trust Series 2015-TEXW, Class C, 3.73%, 02/10/2034 (A)	3,200,000	3,201,711
DBCG Mortgage Trust Series 2017-BBG, Class B, 1-Month LIBOR + 0.85%, 2.75% (B), 06/15/2034 (A)	1,600,000	1,601,003
GS Mortgage Securities Corp. II Series 2017-SLP, Class B, 3.77%, 10/10/2032 (A)	1,450,000	1,447,639
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class D, 4.20% (B), 02/10/2029 (A)	2,000,000	1,993,245
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class A3, 3.14%, 06/15/2045	408,791	409,091
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2, 1.97%, 05/15/2046	74,154	74,075
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.47%, 08/11/2033 (A)	3,200,000	3,198,698
Series 2016-UB12, Class A1,
1.78%, 12/15/2049	1,876,371	1,837,814
Series 2017-CLS, Class B,
1-Month LIBOR + 0.85%, 2.75% (B), 11/15/2034 (A)	3,000,000	3,003,768

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust Series 2012-C1, Class A3, 3.40%, 05/10/2045	$ 3,141,580	$ 3,148,688

Total Mortgage-Backed Securities (Cost $28,550,900)		28,105,437

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.9%
Federal Home Loan Mortgage Corp.
1-Year CMT + 2.04%, 3.13% (B), 06/01/2033	812,844	853,202
4.50%, 09/01/2026	788,746	811,505
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.18%, 05/25/2022	2,181,685	2,119,189
3.97% (B), 01/25/2021	2,000,000	2,045,813
Federal National Mortgage Association
0.16% (B), 10/25/2021	32,255,946	104,661
0.21% (B), 11/25/2022	66,294,720	291,140
0.40% (B), 01/25/2022	32,333,857	283,814
1.95%, 11/01/2020	2,630,000	2,558,806
FREMF Mortgage Trust
3.94% (B), 06/25/2047 (A)	1,060,027	1,068,342
4.08% (B), 08/25/2047 (A)	1,940,000	1,970,710
4.40% (B), 01/25/2045 (A)	1,580,000	1,614,920
Government National Mortgage Association
4.50% (B), 12/20/2061	1,317,952	1,334,838
4.61% (B), 11/20/2061	585,629	589,684
4.66% (B), 09/20/2063	1,111,227	1,122,217
4.70% (B), 02/20/2063	1,335,240	1,356,123
4.75% (B), 02/20/2061	36,548	36,747
4.85% (B), 06/20/2063	1,134,881	1,153,499
4.87% (B), 05/20/2062	955,049	971,664

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.88% (B), 02/20/2061 - 05/20/2061	$ 255,694	$ 257,577
5.26% (B), 11/20/2060	1,080,499	1,101,467
5.30% (B), 04/20/2061	533,918	544,817
5.48% (B), 01/20/2060	1,488,428	1,512,456
5.75%, 12/15/2022	211,980	223,896

Total U.S. Government Agency Obligations (Cost $24,743,093)		23,927,087

U.S. GOVERNMENT OBLIGATIONS - 17.0%
U.S. Treasury - 17.0%
U.S. Treasury Note
0.88%, 09/15/2019	2,900	2,841
1.13%, 02/28/2021	19,398,400	18,610,340
1.50%, 05/15/2020	33,135,200	32,472,496

Total U.S. Government Obligations (Cost $51,806,952)		51,085,677

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (E)	2,067,015	2,067,015

Total Securities Lending Collateral (Cost $2,067,015)		2,067,015

Total Investments (Cost $306,686,871)		302,402,662
Net Other Assets (Liabilities) - (0.3)%		(1,031,800)

Net Assets - 100.0%		$ 301,370,862

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$100,716,073	$—	$100,716,073
Corporate Debt Securities	—	96,501,373	—	96,501,373
Mortgage-Backed Securities	—	28,105,437	—	28,105,437
U.S. Government Agency Obligations	—	23,927,087	—	23,927,087
U.S. Government Obligations	—	51,085,677	—	51,085,677
Securities Lending Collateral	2,067,015	—	—	2,067,015

Total Investments	$2,067,015	$300,335,647	$—	$302,402,662

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $52,698,838, representing 17.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,023,706. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Rate disclosed reflects the yield at April 30, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.7%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 993,000	$ 988,035
6.13%, 01/15/2023 (A)	5,320,000	5,353,250
7.75%, 03/15/2020 (A)	1,814,000	1,936,445
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,514,013
5.00%, 08/01/2024 (A)	1,639,000	1,579,668
Triumph Group, Inc.
5.25%, 06/01/2022	4,732,000	4,578,210
7.75%, 08/15/2025	3,390,000	3,474,750

		19,424,371

Airlines - 1.8%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	2,740,000	2,760,550
5.50%, 10/01/2019 (A)	6,461,000	6,574,068
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	5,978,572	6,086,784
5.63%, 07/15/2022 (A)	2,996,625	3,071,541
6.13%, 07/15/2018 (A)	2,465,000	2,469,684
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	637,481	652,653
6.90%, 10/19/2023	2,640,232	2,751,122
United Airlines Pass-Through Trust 4.63%, 03/03/2024	1,407,243	1,415,405
United Continental Holdings, Inc. 4.25%, 10/01/2022	615,000	599,010
US Airways Pass-Through Trust 5.45%, 06/03/2018	881,000	882,101

		27,262,918

Auto Components - 0.2%
Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	3,500,000	3,333,750

Banks - 2.4%
Barclays PLC
Fixed until 09/15/2019, 6.63% (B), 09/15/2019 (C)	5,726,000	5,847,964
Fixed until 12/15/2018, 8.25% (B), 12/15/2018 (C)	1,430,000	1,470,214
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (B), 03/14/2022 (A) (C)	3,950,000	4,142,562
Fixed until 03/30/2021, 7.63% (B), 03/30/2021 (A) (C)	2,298,000	2,475,521
CIT Group, Inc.
5.00%, 08/15/2022	3,080,000	3,149,300
6.13%, 03/09/2028	996,000	1,030,860
Intesa Sanpaolo SpA 5.71%, 01/15/2026 (A)	4,565,000	4,580,967
Lloyds Banking Group PLC Fixed until 06/27/2024, 7.50% (B), 06/27/2024 (C)	5,175,000	5,583,825
Royal Bank of Scotland Group PLC Fixed until 08/15/2021, 8.63% (B), 08/15/2021 (C)	2,910,000	3,186,450
Societe Generale SA Fixed until 09/13/2021, 7.38% (B), 09/13/2021 (A) (C)	5,338,000	5,658,280

		37,125,943

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.4%
Cott Holdings, Inc. 5.50%, 04/01/2025 (A)	$ 5,510,000	$ 5,468,675

Building Products - 2.1%
Associated Materials LLC / AMH New Finance, Inc. 9.00%, 01/01/2024 (A)	15,433,000	16,339,689
Builders FirstSource, Inc. 5.63%, 09/01/2024 (A)	6,856,000	6,821,720
Griffon Corp. 5.25%, 03/01/2022	8,827,000	8,824,352

		31,985,761

Capital Markets - 1.1%
Credit Suisse Group AG
Fixed until 12/18/2024, 6.25% (B), 12/18/2024 (A) (C)	1,350,000	1,382,449
Fixed until 12/11/2023, 7.50% (B), 12/11/2023 (A) (C)	8,458,000	9,166,527
Goldman Sachs Capital II 3-Month LIBOR + 0.77%, 4.00% (B), 05/31/2018 (C)	1,048,000	892,896
Goldman Sachs Group, Inc. Fixed until 05/10/2019, 5.70% (B), 05/10/2019 (C) (D)	2,495,000	2,551,137
Morgan Stanley Fixed until 07/15/2019, 5.45% (B), 07/15/2019 (C)	3,500,000	3,556,875

		17,549,884

Chemicals - 1.8%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC 7.50%, 05/01/2025 (A) (E)	3,893,000	3,990,325
Hexion, Inc.
6.63%, 04/15/2020	7,557,000	7,094,134
7.88%, 02/15/2023	4,886,000	3,713,360
10.00%, 04/15/2020	1,821,000	1,798,238
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	3,011,000	2,913,142
5.25%, 06/01/2027 (A)	5,449,000	5,244,662
OCI NV 6.63%, 04/15/2023 (A)	2,987,000	3,028,818

		27,782,679

Commercial Services & Supplies - 0.7%
Aramark Services, Inc. 5.00%, 02/01/2028 (A)	1,768,000	1,721,590
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (D)	4,368,000	4,324,320
6.38%, 04/01/2024 (A) (D)	2,208,000	2,230,080
Garda World Security Corp. 8.75%, 05/15/2025 (A)	3,027,000	3,162,307

		11,438,297

Communications Equipment - 0.5%
CommScope Technologies LLC 6.00%, 06/15/2025 (A)	8,162,000	8,386,455

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 2.9%
Abengoa Abenewco 2 SAU PIK Rate 1.25%, Cash Rate 0.25%, 03/31/2023 (A) (F)	$ 1,909,143	$ 224,325
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	5,914,000	5,707,010
6.88%, 02/15/2021 (A)	8,364,000	8,343,090
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	4,375,000	4,435,156
6.50%, 12/15/2020 (A)	1,972,000	1,996,650
Century Communities, Inc. 5.88%, 07/15/2025	6,073,000	5,776,941
Pisces Midco, Inc. 8.00%, 04/15/2026 (A)	8,654,000	8,656,596
Weekley Homes LLC / Weekley Finance Corp. 6.00%, 02/01/2023	2,392,000	2,362,100
William Lyon Homes, Inc.
5.88%, 01/31/2025	3,926,000	3,824,120
6.00%, 09/01/2023 (A)	2,000,000	1,997,780
7.00%, 08/15/2022	1,636,000	1,674,855

		44,998,623

Consumer Finance - 2.5%
Ally Financial, Inc.
5.75%, 11/20/2025 (D)	1,627,000	1,681,911
7.50%, 09/15/2020	4,468,000	4,836,610
8.00%, 03/15/2020	2,445,000	2,634,487
Altice Financing SA
6.63%, 02/15/2023 (A)	3,084,000	3,084,000
7.50%, 05/15/2026 (A)	4,860,000	4,787,100
Navient Corp.
4.88%, 06/17/2019, MTN	1,573,000	1,586,764
5.00%, 10/26/2020	2,713,000	2,726,565
5.88%, 10/25/2024	2,955,000	2,895,900
6.50%, 06/15/2022	3,408,000	3,501,720
6.63%, 07/26/2021	1,020,000	1,059,678
OneMain Financial Holdings LLC 7.25%, 12/15/2021 (A)	3,006,000	3,111,210
Springleaf Finance Corp.
5.25%, 12/15/2019	1,000,000	1,012,480
6.00%, 06/01/2020	5,153,000	5,352,679
8.25%, 12/15/2020	551,000	607,632

		38,878,736

Containers & Packaging - 2.6%
ARD Finance SA PIK Rate 7.88%, Cash Rate 7.13%, 09/15/2023 (F)	3,766,000	3,850,735
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	3,857,000	3,900,391
7.25%, 05/15/2024 (A)	4,840,000	5,106,200
Ball Corp. 4.38%, 12/15/2020	2,143,000	2,177,824
BWAY Holding Co.
5.50%, 04/15/2024 (A)	4,931,000	4,955,655
7.25%, 04/15/2025 (A)	1,207,000	1,238,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026 (A)	$ 1,755,000	$ 1,693,575
Flex Acquisition Co., Inc. 6.88%, 01/15/2025 (A)	2,805,000	2,819,025
OI European Group BV 4.00%, 03/15/2023 (A)	2,545,000	2,417,750
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	3,860,000	3,946,850
6.38%, 08/15/2025 (A)	820,000	858,950
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,282,175
5.75%, 10/15/2020	721,985	727,400
6.88%, 02/15/2021	1,429,467	1,449,122
7.00%, 07/15/2024 (A)	3,080,000	3,207,050

		40,631,627

Diversified Financial Services - 2.2%
Dana Financing Luxembourg Sarl 5.75%, 04/15/2025 (A)	7,625,000	7,739,375
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.64% (B), 12/21/2065 (A)	8,362,000	8,048,425
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A)	2,767,000	2,742,789
7.38%, 04/01/2020 (A)	500,000	504,375
7.50%, 04/15/2021 (A)	4,254,000	4,317,810
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 03/15/2022 (A)	5,770,000	5,770,000
Travelport Corporate Finance PLC 6.00%, 03/15/2026 (A)	4,377,000	4,475,482

		33,598,256

Diversified Telecommunication Services - 7.6%
Altice France SA 7.38%, 05/01/2026 (A)	9,629,000	9,328,094
CenturyLink, Inc.
6.45%, 06/15/2021	3,273,000	3,344,597
6.75%, 12/01/2023 (D)	5,931,000	5,886,517
7.50%, 04/01/2024 (D)	1,917,000	1,955,340
7.60%, 09/15/2039	7,755,000	6,552,975
7.65%, 03/15/2042	9,018,000	7,620,210
Frontier Communications Corp.
7.63%, 04/15/2024 (D)	10,316,000	6,782,770
8.50%, 04/01/2026 (A) (D)	1,542,000	1,499,595
8.75%, 04/15/2022 (D)	2,766,000	2,302,695
9.00%, 08/15/2031 (D)	7,484,000	4,583,950
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	320,620
6.63%, 08/01/2026	4,443,000	4,409,678
7.63%, 06/15/2021	10,851,000	11,637,697
Intelsat Jackson Holdings SA
7.50%, 04/01/2021 (D)	9,149,000	8,657,241
8.00%, 02/15/2024 (A)	1,247,000	1,317,144
9.50%, 09/30/2022 (A)	2,165,000	2,473,513

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Level 3 Parent LLC 5.75%, 12/01/2022	$ 2,918,000	$ 2,939,885
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (A)	5,621,000	5,494,527
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	7,140,000	6,765,150
6.38%, 04/15/2023 (A)	9,479,000	9,550,092
Virgin Media Secured Finance PLC 5.25%, 01/15/2026 (A)	7,038,000	6,703,695
Windstream Services LLC / Windstream Finance Corp.
6.38%, 08/01/2023 (A) (D)	4,403,000	2,498,703
7.75%, 10/01/2021	3,630,000	2,677,125
8.63%, 10/31/2025 (A)	2,500,000	2,293,750

		117,595,563

Electric Utilities - 0.7%
Elwood Energy LLC 8.16%, 07/05/2026	5,548,651	6,159,003
Red Oak Power LLC 9.20%, 11/30/2029	4,585,000	5,232,631

		11,391,634

Energy Equipment & Services - 3.3%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	5,472,000	5,171,040
7.50%, 04/01/2025 (A)	1,431,000	1,438,155
Exterran Energy Solutions, LP / EES Finance Corp. 8.13%, 05/01/2025	3,206,000	3,398,360
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	2,935,000	2,883,637
6.75%, 08/01/2022	5,420,000	5,501,300
KCA Deutag UK Finance PLC 9.63%, 04/01/2023 (A)	5,055,000	5,206,650
Noble Holding International, Ltd.
6.05%, 03/01/2041	2,288,000	1,590,160
8.95%, 04/01/2045	2,283,000	1,963,380
NuStar Logistics, LP
4.80%, 09/01/2020	7,306,000	7,287,735
5.63%, 04/28/2027 (D)	2,956,000	2,799,894
6.75%, 02/01/2021	2,632,000	2,730,700
Rowan Cos., Inc.
4.88%, 06/01/2022 (D)	3,358,000	3,106,150
7.38%, 06/15/2025	660,000	638,550
Weatherford International LLC
6.80%, 06/15/2037 (D)	4,470,000	3,464,250
9.88%, 03/01/2025 (A) (D)	906,000	865,230
Weatherford International, Ltd. 6.75%, 09/15/2040 (D)	3,577,000	2,736,405

		50,781,596

Equity Real Estate Investment Trusts - 2.1%
CBL & Associates, LP
5.25%, 12/01/2023 (D)	7,893,000	6,602,232
5.95%, 12/15/2026 (D)	2,562,000	2,054,556

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	$ 2,059,000	$ 2,059,000
5.25%, 03/15/2028 (A)	8,257,000	7,771,901
iStar, Inc.
5.00%, 07/01/2019	3,000,000	3,000,000
5.25%, 09/15/2022	1,438,000	1,394,860
6.00%, 04/01/2022	4,917,000	4,917,000
SBA Communications Corp. 4.00%, 10/01/2022 (A)	2,321,000	2,210,753
Uniti Group, LP / Uniti Fiber Holdings, Inc. 7.13%, 12/15/2024 (A) (D)	2,129,000	1,957,349

		31,967,651

Food & Staples Retailing - 0.9%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	5,727,000	4,989,649
6.63%, 06/15/2024 (D)	3,659,000	3,407,444
Rite Aid Corp.
6.13%, 04/01/2023 (A)	4,999,000	5,067,736
7.70%, 02/15/2027	869,000	758,202

		14,223,031

Food Products - 1.3%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	2,789,000	2,620,823
7.25%, 06/01/2021 (A)	3,698,000	3,725,735
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (A)	4,875,000	4,655,625
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	2,000,000	1,875,000
5.63%, 01/15/2028 (A)	2,756,000	2,631,980
8.00%, 07/15/2025 (A)	3,498,000	3,900,270

		19,409,433

Gas Utilities - 0.1%
Ferrellgas, LP / Ferrellgas Finance Corp. 6.75%, 06/15/2023 (D)	2,408,000	2,176,230

Health Care Equipment & Supplies - 1.1%
DJO Finance LLC / DJO Finance Corp. 8.13%, 06/15/2021 (A)	6,616,000	6,624,270
Mallinckrodt International Finance SA 4.75%, 04/15/2023 (D)	3,623,000	2,577,982
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (D)	5,190,000	3,902,231
5.75%, 08/01/2022 (A)	4,721,000	3,930,233

		17,034,716

Health Care Providers & Services - 5.2%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (D)	1,445,000	1,331,206
6.25%, 03/31/2023	2,212,000	2,018,450
6.88%, 02/01/2022	11,504,000	6,244,371
7.13%, 07/15/2020	3,138,000	2,479,020
DaVita, Inc.
5.13%, 07/15/2024	1,169,000	1,132,469
5.75%, 08/15/2022	3,863,000	3,957,161
Encompass Health Corp. 5.75%, 11/01/2024 - 09/15/2025	6,689,000	6,813,423

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc. 6.25%, 02/15/2021	$ 7,888,000	$ 8,292,260
HCA, Inc.
5.88%, 03/15/2022 - 02/15/2026	10,970,000	11,286,150
7.50%, 02/15/2022	10,244,000	11,268,400
LifePoint Health, Inc.
5.38%, 05/01/2024 (D)	1,694,000	1,613,535
5.50%, 12/01/2021	4,540,000	4,551,350
5.88%, 12/01/2023	2,805,000	2,769,938
Tenet Healthcare Corp.
4.38%, 10/01/2021	2,745,000	2,703,825
5.13%, 05/01/2025 (A)	1,268,000	1,233,130
6.00%, 10/01/2020	1,503,000	1,551,171
6.75%, 06/15/2023 (D)	2,401,000	2,360,483
8.13%, 04/01/2022	8,270,000	8,611,137

		80,217,479

Health Care Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (A)	1,987,000	1,942,293

Hotels, Restaurants & Leisure - 5.4%
Boyd Gaming Corp.
6.38%, 04/01/2026	2,760,000	2,889,637
6.88%, 05/15/2023	6,165,000	6,473,250
Boyne USA, Inc. 7.25%, 05/01/2025 (A)	2,956,000	3,052,957
Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026 (A)	4,585,000	4,585,000
International Game Technology PLC
6.25%, 02/15/2022 (A)	1,479,000	1,552,026
6.50%, 02/15/2025 (A)	6,146,000	6,553,172
KFC Holding Co. / Pizza Hut Holdings LLC 5.25%, 06/01/2026 (A)	1,953,000	1,962,765
MGM Resorts International
6.00%, 03/15/2023	4,642,000	4,856,692
6.63%, 12/15/2021	8,229,000	8,805,030
NCL Corp., Ltd. 4.75%, 12/15/2021 (A)	4,102,000	4,163,530
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021 (A)	5,046,000	4,869,390
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	3,947,000	3,812,605
10.00%, 12/01/2022	13,901,000	14,982,498
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	10,904,000	10,522,360
6.25%, 05/15/2025 (A)	4,926,000	4,950,630
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2049 (A) (G) (H) (I) (J) (K) (M)	1,066,313	0

		84,031,542

Household Durables - 2.5%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (D)	4,635,000	4,241,025
6.75%, 03/15/2025	2,824,000	2,774,580
7.25%, 02/01/2023	268,000	274,700
8.75%, 03/15/2022	2,220,000	2,389,830

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
KB Home
7.50%, 09/15/2022	$ 4,108,000	$ 4,508,530
7.63%, 05/15/2023	5,380,000	5,911,275
Lennar Corp.
4.75%, 11/29/2027 (A)	3,513,000	3,311,002
5.00%, 06/15/2027 (A)	2,778,000	2,680,770
Meritage Homes Corp.
5.13%, 06/06/2027	2,829,000	2,684,014
7.15%, 04/15/2020	2,721,000	2,884,260
Tempur Sealy International, Inc.
5.50%, 06/15/2026	2,877,000	2,725,958
5.63%, 10/15/2023	3,733,000	3,751,665

		38,137,609

Independent Power & Renewable Electricity Producers - 2.0%
Calpine Corp.
5.25%, 06/01/2026 (A)	5,354,000	5,123,109
5.50%, 02/01/2024	1,489,000	1,366,158
5.75%, 01/15/2025 (D)	5,706,000	5,235,826
6.00%, 01/15/2022 (A)	5,829,000	5,960,152
NRG Energy, Inc. 7.25%, 05/15/2026	5,972,000	6,368,481
Vistra Energy Corp.
6.75%, 11/01/2019	1,722,000	1,751,102
7.63%, 11/01/2024	3,474,000	3,734,550
8.00%, 01/15/2025 (A)	1,894,000	2,052,622

		31,592,000

Insurance - 1.4%
Genworth Holdings, Inc.
4.80%, 02/15/2024	2,000,000	1,580,000
4.90%, 08/15/2023	2,924,000	2,324,580
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 3.96% (B), 02/12/2067 (A)	8,676,000	8,362,796
Lincoln National Corp. 3-Month LIBOR + 2.36%, 4.24% (B), 05/17/2066	9,865,000	9,519,725

		21,787,101

Internet & Catalog Retail - 0.3%
NetFlix, Inc. 5.88%, 11/15/2028 (A)	3,851,000	3,841,372

IT Services - 0.9%
First Data Corp.
5.00%, 01/15/2024 (A)	2,523,000	2,541,923
5.75%, 01/15/2024 (A)	4,320,000	4,374,000
7.00%, 12/01/2023 (A)	6,287,000	6,578,591

		13,494,514

Leisure Products - 0.6%
Mattel, Inc.
3.15%, 03/15/2023 (D)	1,554,000	1,324,785
4.35%, 10/01/2020	1,798,000	1,766,535
5.45%, 11/01/2041	1,400,000	1,120,000
6.75%, 12/31/2025 (A) (D)	5,037,000	4,904,023

		9,115,343

Machinery - 1.8%
CNH Industrial Capital LLC 4.38%, 04/05/2022	2,370,000	2,405,550

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Meritor, Inc. 6.25%, 02/15/2024	$ 8,976,000	$ 9,228,315
Novelis Corp.
5.88%, 09/30/2026 (A)	3,626,000	3,598,805
6.25%, 08/15/2024 (A)	3,525,000	3,591,094
Vertiv Group Corp. 9.25%, 10/15/2024 (A)	4,032,000	4,072,320
Xerium Technologies, Inc. 9.50%, 08/15/2021	5,324,000	5,550,270

		28,446,354

Media - 7.7%
Adelphia Communications Corp.
9.25%, 10/01/2049 (G) (J) (K) (L)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (G) (J) (K) (L)	1,460,000	102
Altice Luxembourg SA 7.63%, 02/15/2025 (A) (D)	1,450,000	1,306,813
Cablevision Systems Corp. 8.00%, 04/15/2020	2,116,000	2,242,960
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	3,937,000	3,635,347
5.13%, 05/01/2027 (A)	6,041,000	5,660,236
5.25%, 03/15/2021	1,870,000	1,891,038
5.50%, 05/01/2026 (A)	1,552,000	1,511,182
5.75%, 01/15/2024	2,255,000	2,276,197
5.75%, 02/15/2026 (A)	2,464,000	2,445,520
5.88%, 04/01/2024 (A)	1,000,000	1,013,900
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.50%, 04/01/2028 (A)	2,864,000	2,903,380
7.75%, 07/15/2025 (A)	2,286,000	2,400,300
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	11,838,000	12,092,201
7.63%, 03/15/2020 (D)	3,456,000	3,464,640
7.63%, 03/15/2020	7,214,000	7,232,035
CSC Holdings LLC
6.63%, 10/15/2025 (A)	9,767,000	10,072,219
10.13%, 01/15/2023 (A)	2,874,000	3,186,548
10.88%, 10/15/2025 (A)	2,107,000	2,470,458
DISH DBS Corp.
5.00%, 03/15/2023 (D)	3,570,000	3,092,513
5.88%, 07/15/2022 (D)	4,263,000	3,920,894
5.88%, 11/15/2024	6,313,000	5,373,941
6.75%, 06/01/2021	3,215,000	3,198,925
7.75%, 07/01/2026	7,120,000	6,474,750
7.88%, 09/01/2019	1,453,000	1,505,671
Unitymedia GmbH 6.13%, 01/15/2025 (A)	4,782,000	5,021,100
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	9,863,000	9,123,275
6.75%, 09/15/2022 (A) (D)	7,592,000	7,781,800
Ziggo Secured Finance BV 5.50%, 01/15/2027 (A)	8,091,000	7,625,767

		118,923,803

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 3.4%
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	$ 3,126,000	$ 3,047,850
5.75%, 03/01/2025	2,732,000	2,634,686
Constellium NV 6.63%, 03/01/2025 (A) (D)	5,725,000	5,803,719
First Quantum Minerals, Ltd.
6.50%, 03/01/2024 (A)	3,510,000	3,338,712
7.00%, 02/15/2021 (A)	2,126,000	2,130,741
7.25%, 04/01/2023 (A)	5,323,000	5,308,628
FMG Resources, Ltd. 4.75%, 05/15/2022 (A)	2,335,000	2,315,153
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	5,050,000	4,595,500
6.88%, 02/15/2023	4,439,000	4,760,827
New Gold, Inc.
6.25%, 11/15/2022 (A)	2,226,000	2,270,520
6.38%, 05/15/2025 (A) (D)	4,117,000	4,194,194
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022 (A)	4,545,000	4,628,173
Teck Resources, Ltd.
6.00%, 08/15/2040	5,297,000	5,522,122
6.25%, 07/15/2041	643,000	681,580
8.50%, 06/01/2024 (A)	978,000	1,091,693

		52,324,098

Oil, Gas & Consumable Fuels - 10.1%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp. 7.88%, 12/15/2024	3,550,000	3,674,250
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	2,090,000	2,225,850
Callon Petroleum Co. 6.13%, 10/01/2024	5,722,000	5,836,440
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (D)	2,263,000	2,319,575
7.50%, 09/15/2020	917,000	926,170
8.25%, 07/15/2025	4,208,000	4,513,122
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	2,801,000	2,887,719
Chesapeake Energy Corp.
8.00%, 12/15/2022 (A)	2,533,000	2,684,980
8.00%, 06/15/2027 (A) (D)	4,547,000	4,376,487
Citgo Holding, Inc. 10.75%, 02/15/2020 (A) (D)	4,742,000	5,026,520
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	4,889,000	4,889,000
Continental Resources, Inc. 5.00%, 09/15/2022	4,247,000	4,316,014
CrownRock, LP / CrownRock Finance, Inc. 5.63%, 10/15/2025 (A)	3,256,000	3,215,300
DCP Midstream, LP Fixed until 12/15/2022, 7.38% (B), 12/15/2022 (C)	4,849,000	4,776,265
Denbury Resources, Inc. 9.00%, 05/15/2021 (A)	4,262,000	4,453,790

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. 5.38%, 05/31/2025 (A)	$ 1,507,000	$ 1,527,721
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (A) (D)	1,076,000	1,113,660
9.38%, 05/01/2024 (A) (D)	2,225,000	1,702,125
Gulfport Energy Corp.
6.00%, 10/15/2024	1,670,000	1,586,500
6.38%, 05/15/2025 - 01/15/2026	5,590,000	5,365,138
HighPoint Operating Corp. 8.75%, 06/15/2025	2,028,000	2,200,380
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	626,000	782,169
8.05%, 10/15/2030, MTN	2,486,000	2,965,589
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (E)	1,439,000	1,439,000
6.88%, 03/15/2022	5,736,000	5,908,080
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,773,555
5.38%, 01/15/2025 (A)	3,704,000	3,713,260
PDC Energy, Inc. 6.13%, 09/15/2024	5,709,000	5,851,725
QEP Resources, Inc. 5.63%, 03/01/2026 (D)	2,347,000	2,247,253
Shelf Drilling Holdings, Ltd. 8.25%, 02/15/2025 (A)	2,366,000	2,401,490
SM Energy Co.
6.13%, 11/15/2022 (D)	3,265,000	3,297,650
6.50%, 11/15/2021 - 01/01/2023 (D)	3,025,000	3,061,338
6.75%, 09/15/2026 (D)	812,000	826,210
Southwestern Energy Co. 7.50%, 04/01/2026 (D)	4,043,000	4,154,182
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	2,540,000	2,423,109
Summit Midstream Partners, LP Fixed until 12/15/2022, 9.50% (B), 12/15/2022 (C)	4,110,000	4,130,550
Sunoco, LP / Sunoco Finance Corp. 4.88%, 01/15/2023 (A)	1,304,000	1,283,749
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (A)	1,640,000	1,517,000
5.13%, 02/01/2025	6,256,000	6,068,320
5.88%, 04/15/2026 (A)	3,398,000	3,373,195
6.75%, 03/15/2024	5,238,000	5,473,710
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	811,000	596,085
7.13%, 04/15/2025 (A) (D)	3,098,000	2,065,979
Whiting Petroleum Corp.
5.75%, 03/15/2021	4,427,000	4,532,141
6.63%, 01/15/2026 (A) (D)	1,575,000	1,614,375
WildHorse Resource Development Corp.
6.88%, 02/01/2025 (A)	800,000	812,000
6.88%, 02/01/2025	5,547,000	5,630,205

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.
5.25%, 09/15/2024	$ 3,026,000	$ 3,048,695
6.00%, 01/15/2022	766,000	798,555
8.25%, 08/01/2023	4,190,000	4,755,650

		156,161,825

Paper & Forest Products - 0.4%
Norbord, Inc. 6.25%, 04/15/2023 (A)	5,450,000	5,768,552

Personal Products - 0.4%
Revlon Consumer Products Corp. 5.75%, 02/15/2021 (D)	8,381,000	6,118,130

Pharmaceuticals - 2.1%
Endo Dac / Endo Finance LLC 6.00%, 07/15/2023 (A)	8,012,000	5,828,730
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	1,000,000	902,328
6.75%, 03/01/2028 (A) (D)	4,473,000	4,418,289
Valeant Pharmaceuticals International, Inc.
5.50%, 11/01/2025 (A)	1,183,000	1,177,085
5.63%, 12/01/2021 (A)	2,580,000	2,496,150
5.88%, 05/15/2023 (A)	16,214,000	14,896,612
6.13%, 04/15/2025 (A)	465,000	419,416
6.50%, 03/15/2022 (A)	866,000	898,475
7.50%, 07/15/2021 (A)	1,506,000	1,530,473

		32,567,558

Professional Services - 0.4%
Ceridian HCM Holding, Inc. 11.00%, 03/15/2021 (A)	6,595,000	6,792,850

Real Estate Management & Development - 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A)	1,448,000	1,399,564
5.25%, 12/01/2021 (A)	1,617,000	1,637,213

		3,036,777

Road & Rail - 0.3%
Hertz Corp.
5.50%, 10/15/2024 (A) (D)	2,177,000	1,823,237
6.25%, 10/15/2022 (D)	2,692,000	2,532,634

		4,355,871

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC 3.88%, 09/01/2022 (A)	4,738,000	4,637,317

Software - 0.9%
Infor US, Inc.
5.75%, 08/15/2020 (A)	2,064,000	2,105,280
6.50%, 05/15/2022	7,346,000	7,456,190
Sophia, LP / Sophia Finance, Inc. 9.00%, 09/30/2023 (A)	4,361,000	4,589,952

		14,151,422

Specialty Retail - 1.0%
L Brands, Inc.
6.75%, 07/01/2036	4,502,000	4,220,625
6.88%, 11/01/2035	6,144,000	5,775,360

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
PetSmart, Inc. 5.88%, 06/01/2025 (A)	$ 7,496,000	$ 5,378,380

		15,374,365

Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	2,276,000	2,393,888
5.88%, 06/15/2021 (A)	2,014,000	2,072,073
7.13%, 06/15/2024 (A) (D)	5,075,000	5,404,875
8.35%, 07/15/2046 (A)	2,841,000	3,498,113
Diebold Nixdorf, Inc. 8.50%, 04/15/2024 (D)	6,470,000	6,712,625
Seagate HDD Cayman
4.25%, 03/01/2022	1,855,000	1,842,639
4.75%, 06/01/2023 - 01/01/2025	5,324,000	5,262,806
Western Digital Corp. 4.75%, 02/15/2026	3,468,000	3,415,980

		30,602,999

Trading Companies & Distributors - 0.8%
United Rentals North America, Inc.
4.63%, 10/15/2025	1,149,000	1,114,541
4.88%, 01/15/2028	1,195,000	1,132,263
5.50%, 07/15/2025 - 05/15/2027	9,604,000	9,823,490

		12,070,294

Wireless Telecommunication Services - 2.9%
Sprint Communications, Inc. 11.50%, 11/15/2021	4,758,000	5,685,810
Sprint Corp.
7.13%, 06/15/2024	8,685,000	8,999,831
7.25%, 09/15/2021	3,268,000	3,468,165
7.63%, 03/01/2026	1,850,000	1,949,438
7.88%, 09/15/2023	11,023,000	11,822,167
T-Mobile USA, Inc.
4.00%, 04/15/2022	2,493,000	2,493,000
4.50%, 02/01/2026	2,854,000	2,746,975
6.50%, 01/15/2024	1,882,000	1,971,395
Wind Tre SpA 5.00%, 01/20/2026 (A)	7,258,000	6,092,365

		45,229,146

Total Corporate Debt Securities (Cost $1,462,411,301)		1,433,166,443

LOAN ASSIGNMENTS - 1.6%
Containers & Packaging - 0.2%
Coveris Holdings SA Term Loan B, 3-Month LIBOR + 4.25%, 6.55% (B), 06/29/2022	2,944,251	2,951,611

Electrical Equipment - 0.1%
Atkore International, Inc. 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 5.06% (B), 12/22/2023	646,755	651,375

Energy Equipment & Services - 0.3%
Weatherford International, Ltd. Term Loan, 1-Month LIBOR + 2.30%, 4.21% (B), 07/13/2020	5,288,235	5,222,132

	Principal	Value

LOAN ASSIGNMENTS (continued)
Machinery - 0.2%
Cortes NP Acquisition Corp. Term Loan B, 1-Month LIBOR + 4.00%, 5.89% (B), 11/30/2023	$ 3,723,168	$ 3,727,822

Marine - 0.2%
Commercial Barge Line Co. 1st Lien Term Loan, 1-Month LIBOR + 8.75%, 10.65% (B), 11/12/2020	4,287,600	2,493,239

Software - 0.6%
Avaya, Inc. Term Loan B, 1-Month LIBOR + 1.90%, 6.65% (B), 12/15/2024	5,486,250	5,543,686
Kronos, Inc. 2nd Lien Term Loan, 3-Month LIBOR + 8.25%, 10.02% (B), 11/01/2024	3,302,000	3,420,872

		8,964,558

Total Loan Assignments (Cost $25,467,727)		24,010,737

	Shares	Value
COMMON STOCK - 0.2%
Electric Utilities - 0.2%
Homer City Generation LLC (G) (J) (K) (M)	270,659	3,532,100

Total Common Stock (Cost $13,906,766)		3,532,100

PREFERRED STOCKS - 1.5%
Banks - 1.0%
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 7.62% (B)	570,250	15,162,947

Building Products - 0.5%
Associated Materials Group, Inc., PIK Rate 0.00%, Cash Rate 0.00% (F) (G) (J) (K)	9,530,541	8,196,266

Total Preferred Stocks (Cost $23,916,512)		23,359,213

WARRANTS - 0.0% (N)
Building Products - 0.0% (N)
Associated Materials Group, Inc., (G) (J) (K) (M) Exercise Price $0, Expiration Date 11/17/2023	116,602	120,100

Food Products - 0.0% (N)
American Seafoods Group LLC, (G) (H) (J) (K) (M) Exercise Price $0, Expiration Date 05/15/2018	1,265	0

Total Warrants (Cost $16,134)		120,100

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (O)	125,987,258	$ 125,987,258

Total Securities Lending Collateral (Cost $125,987,258)		125,987,258

Principal	Value
REPURCHASE AGREEMENT - 2.9%

Fixed Income Clearing Corp., 0.74% (O), dated 04/30/2018, to be repurchased at $45,586,500 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $46,498,463.

$ 45,585,563	$ 45,585,563

Total Repurchase Agreement (Cost $45,585,563)	45,585,563

Total Investments (Cost $1,697,291,261)	1,655,761,414
Net Other Assets (Liabilities) - (7.1)%	(109,987,843)

Net Assets - 100.0%	$ 1,545,773,571

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,433,166,250	$193	$1,433,166,443
Loan Assignments	—	24,010,737	—	24,010,737
Common Stock	—	—	3,532,100	3,532,100
Preferred Stocks	15,162,947	—	8,196,266	23,359,213
Warrants	—	—	120,100	120,100
Securities Lending Collateral	125,987,258	—	—	125,987,258
Repurchase Agreement	—	45,585,563	—	45,585,563

Total Investments	$141,150,205	$1,502,762,550	$11,848,659	$1,655,761,414

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $679,661,555, representing 44.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $123,397,348. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Illiquid security. At April 30, 2018, the value of such securities amounted to $11,848,659 or 0.8% of the Fund’s net assets.
(H)	Securities deemed worthless.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2018, the value of this security is $0, representing less than 0.1% of the Fund’s net assets.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the total value of securities is $11,848,659, representing 0.8% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(M)	Non-income producing securities.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Rates disclosed reflect the yields at April 30, 2018.
(P)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 0.6%
Food & Staples Retailing - 0.6%
Ingles Markets, Inc. 5.75%, 06/15/2023	$ 582,000	$ 580,545

Total Corporate Debt Security (Cost $577,922)		580,545

MUNICIPAL GOVERNMENT OBLIGATIONS - 96.3%
Alabama - 0.6%
Alabama Industrial Development Authority, Revenue Bonds, 6.45% (A), 12/01/2023	175,000	174,995
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	25,000	25,688
Series B,
7.38%, 12/01/2030	385,000	403,083

		603,766

Alaska - 0.0% (B)
Northern Tobacco Securitization Corp., Revenue Bonds, Series A, 4.63%, 06/01/2023	10,000	10,286

Arizona - 3.7%
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (C) (D)	600,000	594,138
Series A,
4.00%, 07/01/2022 (C)	500,000	486,695
Series A, AMBAC,
4.00%, 07/01/2021	10,000	10,001
4.50%, 07/01/2032	40,000	39,998
Industrial Development Authority of the County of Pima, Revenue Bonds, Series R, 2.88%, 07/01/2021	105,000	104,762
Industrial Development Authority of the County of Yavapai, Revenue Bonds, Series B, 4.50%, 09/01/2018 (C)	20,000	19,962
La Paz County Industrial Development Authority, Revenue Bonds, 5.88%, 06/15/2048 (C)	500,000	499,260
Maricopa County Industrial Development Authority, Revenue Bonds, 5.00%, 07/01/2036	610,000	638,249
Tempe Industrial Development Authority, Revenue Bonds
Series A,
6.13%, 10/01/2052 (C)	500,000	515,285
Series B,
5.35%, 10/01/2025 (C)	750,000	762,345

		3,670,695

California - 6.4%
Aromas-San Juan Unified School District, General Obligation Unlimited, Series B, AGM, Zero Coupon (E), 08/01/2042	300,000	165,066

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Butte County Housing Authority, Revenue Bonds, Series A, 7.25%, 10/01/2030	$ 50,000	$ 50,556
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (E), 06/01/2046	250,000	250,693
5.75%, 06/01/2029	35,000	35,382
5.88%, 06/01/2035	100,000	101,033
California Health Facilities Financing Authority, Revenue Bonds, 4.50%, 02/01/2022	65,000	69,195
California Municipal Finance Authority, Revenue Bonds, Series A, 5.50%, 06/01/2038 (C)	700,000	718,319
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048	950,000	1,033,163
Series A,
5.25%, 12/01/2056 (C)	500,000	531,415
California Statewide Financing Authority, Revenue Bonds, Series A, 5.63%, 05/01/2029	35,000	35,034
Cypress School District, General Obligation Unlimited, Series 2008, Zero Coupon (E), 08/01/2050	100,000	68,708
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2026 - 06/01/2033	965,000	1,085,866
5.13%, 06/01/2047	1,035,000	1,034,969
5.75%, 06/01/2047	320,000	329,190
Hesperia Unified School District, Certificate of Participation, BAM, 3.00%, 02/01/2034	275,000	257,818
Inland Empire Tobacco Securitization Authority, Revenue Bonds, Series A, 5.00%, 06/01/2021	15,000	15,006
Rio Vista Community Facilities District, Special Tax, Series 1, 5.85%, 09/01/2035	25,000	25,069
Santee School District, General Obligation Unlimited, Series E, AGM, Zero Coupon, 05/01/2051	150,000	34,919
Shandon Joint Unified School District, General Obligation Unlimited, Series A, BAM, 4.00%, 08/01/2037	245,000	259,766

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
South Whittier School District, General Obligation Unlimited, Series A, AGM, 5.00%, 08/01/2027	$ 125,000	$ 148,461
Stockton Public Financing Authority, Revenue Bonds, Series A, NATL, 4.25%, 08/01/2024	15,000	15,008
Tobacco Securitization Authority of Northern California, Revenue Bonds, Series A-1, 4.75%, 06/01/2023	60,000	60,012
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
4.75%, 06/01/2025	30,000	30,064
5.13%, 06/01/2046	70,000	70,120

		6,424,832

Colorado - 9.9%
Arkansas River Power Authority, Revenue Bonds, XLCA, 5.00%, 10/01/2043	40,000	40,024
Bradburn Metropolitan District No. 2, General Obligation Limited, Series B, 7.25%, 12/15/2047	500,000	496,700
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2047	500,000	508,170
Bromley Park Metropolitan District No. 2, General Obligation Limited, 6.38%, 12/15/2047	1,000,000	989,080
Canyons Metropolitan District No. 5, General Obligation Limited
Series A,
6.00%, 12/01/2037 05/17/2017	1,000,000	1,004,770
Series B,
8.00%, 12/15/2047 05/17/2017	500,000	502,985
Cherrylane Metropolitan District, General Obligation Limited, Series A, 5.25%, 12/01/2047 (F)	500,000	500,320
Clear Creek Station Metropolitan District No. 2, General Obligation Limited, Series A, 4.38%, 12/01/2032	500,000	503,355
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.75%, 06/15/2047	565,000	533,377
Series A,
3.25%, 06/01/2046	715,000	622,822
Colorado International Center Metropolitan District No. 14, General Obligation Limited, 5.88%, 12/01/2046	1,000,000	1,037,780

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Copperleaf Metropolitan District No. 3, General Obligation Limited, Series A, 5.00%, 12/01/2037	$ 500,000	$ 487,785
Denver Connection West Metropolitan District, General Obligation Limited, Series A, 5.38%, 08/01/2047	500,000	495,945
Gateway Regional Metropolitan District, General Obligation Limited, AGM, 3.13%, 12/01/2041	140,000	124,883
High Plains Metropolitan District, General Obligation Unlimited, NATL, 4.00%, 12/01/2047	480,000	472,613
Lakes at Centerra Metropolitan District No. 2, General Obligation Limited, Series B, 7.63%, 12/15/2047	500,000	496,575
Public Authority for Colorado Energy, Revenue Bonds, 6.50%, 11/15/2038	60,000	82,007
Whispering Pines Metropolitan District No. 1, General Obligation Limited, Series A, 5.00%, 12/01/2037	1,000,000	1,006,230

		9,905,421

Connecticut - 0.4%
City of West Haven, General Obligation Unlimited, Series B, 5.00%, 11/01/2037	200,000	206,722
Connecticut Housing Finance Authority, Revenue Bonds, Series C2, 2.70%, 11/15/2031	135,000	126,214
West Haven New Public Housing Authority, Revenue Bonds, 5.30%, 01/01/2022	25,000	25,560

		358,496

Delaware - 0.6%
Delaware State Economic Development Authority, Revenue Bonds Series A, 5.00%, 09/01/2036 - 09/01/2046	520,000	555,442

District of Columbia - 1.1%
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	20,000	22,465
6.75%, 05/15/2040	1,000,000	1,051,770
Series A,
Zero Coupon, 06/15/2046	100,000	15,463

		1,089,698

Florida - 2.5%
Cape Coral Health Facilities Authority, Revenue Bonds, 6.00%, 07/01/2050 (C)	375,000	402,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Capital Trust Agency, Inc., Revenue Bonds
5.00%, 07/01/2046 (C)	$ 750,000	$ 759,300
Series A,
5.00%, 07/01/2050	550,000	569,030
Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037 (D) (G)	10,000	9,419
Florida Housing Finance Corp., Revenue Bonds, Series A, GNMA, FNMA, FHLMC, 3.20%, 07/01/2030	220,000	220,361
Northern Palm Beach County Improvement District, Special Assessment, 5.13%, 08/01/2022	15,000	15,615
Sarasota National Community Development District, Special Assessment, 5.30%, 05/01/2039	25,000	25,001
St. Johns County Industrial Development Authority, Revenue Bonds, Series A, Fixed until 08/01/2024, 4.13% (A), 08/01/2047	500,000	496,035

		2,496,975

Georgia - 0.1%
Atlanta Development Authority, Revenue Bonds, Series A, ACA, 6.25%, 07/01/2036	10,000	9,999
County of Meriwether, General Obligation Unlimited, BAM, 4.00%, 03/01/2027	110,000	121,620

		131,619

Guam - 0.1%
Guam Power Authority, Revenue Bonds, Series A, 5.00%, 10/01/2034	100,000	103,477

Hawaii - 0.2%
State of Hawaii Department of Transportation, Revenue Bonds, 5.63%, 11/15/2027	220,000	220,475

Idaho - 0.5%
Idaho Health Facilities Authority, Revenue Bonds, 6.00%, 03/01/2029	20,000	20,045
Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	425,000	456,662

		476,707

Illinois - 11.3%
Chicago Board of Education, General Obligation Unlimited
Series A, AGC-ICC,
5.25%, 12/01/2026	125,000	127,764

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Chicago Board of Education, General Obligation Unlimited (continued)
Series C, AGM,
5.00%, 12/01/2027	$ 20,000	$ 20,409
City of Chicago, General Obligation Unlimited
Series A,
5.00%, 01/01/2033	195,000	197,722
5.25%, 01/01/2027	10,000	10,017
6.00%, 01/01/2038	1,000,000	1,105,060
Series A, AGM,
4.75%, 01/01/2036	50,000	50,179
5.00%, 01/01/2026	35,000	36,469
Series A, NATL,
5.00%, 01/01/2029	30,000	30,154
Series B, AGM,
5.00%, 01/01/2029	75,000	75,208
Series C,
Zero Coupon, 01/01/2024	75,000	58,097
5.00%, 01/01/2026 - 01/01/2038	1,155,000	1,175,261
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	30,000	30,090
Series D,
4.30%, 01/01/2024	15,000	15,100
Series D, AMBAC,
5.00%, 12/01/2022	20,000	20,073
City of Chicago Waterworks Revenue, Revenue Bonds 5.00%, 11/01/2018 - 11/01/2026	40,000	41,637
Cook County High School District No. 220, General Obligation Limited, BAM-TCRS, 3.00%, 12/01/2022	225,000	226,147
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	178,000	183,310
4.20%, 12/01/2027	361,000	388,158
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	515,000	499,710
6.25%, 12/01/2053	1,000,000	1,000,090
Series A,
4.25%, 12/01/2027	480,000	478,488
5.00%, 07/01/2020	50,000	51,211
Series A-1,
4.50%, 12/01/2052	1,715,000	1,688,315
Series C,
5.00%, 08/15/2021	30,000	32,658
Illinois Housing Development Authority, Revenue Bonds, Series A-1, 2.40%, 07/01/2021	90,000	89,726
Lake County School District No. 38, General Obligation Unlimited, AMBAC, Zero Coupon, 02/01/2020	60,000	56,587
Lombard Public Facilities Corp., Revenue Bonds, Series A-2, ACA-CBI, 5.50%, 01/01/2025	50,000	48,578

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Series B, AGM, 5.00%, 06/15/2050	$ 20,000	$ 20,832
South Sangamon Water Commission, General Obligation Unlimited, 6.13%, 01/01/2041	15,000	15,198
Southern Illinois University, Certificate of Participation Series A-1, BAM, 4.50%, 02/15/2031 - 02/15/2032	105,000	108,002
Southern Illinois University, Revenue Bonds, Series A, AGM, 5.25%, 04/01/2020	100,000	100,267
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited, AMBAC, BAM-TCRS, Zero Coupon, 12/01/2023	440,000	369,983
State of Illinois, General Obligation Unlimited
Zero Coupon (E), 06/01/2033	625,000	481,569
5.00%, 05/01/2018	25,000	25,000
AGM,
4.25%, 04/01/2033	50,000	51,340
Series B,
5.25%, 01/01/2019	30,000	30,457
Village of North Riverside, Revenue Bonds, AGM, 3.63%, 12/01/2030	565,000	560,192
Western Illinois Economic Development Authority, Revenue Bonds, 4.00%, 06/01/2036	1,680,000	1,479,694
Will County Community High School District No. 210, General Obligation Unlimited, Series A, 5.00%, 01/01/2027	55,000	54,843
Williamson County Community Unit School District No. 5, General Obligation Unlimited, Series B, AGC, Zero Coupon, 01/01/2041	1,185,000	243,920

		11,277,515

Indiana - 1.6%
East Chicago Sanitary District, Revenue Bonds, 4.00%, 07/15/2031	1,340,000	1,400,407
Hamilton County Redevelopment Commission, Tax Allocation, 5.00%, 02/01/2025	70,000	70,098
Indiana Finance Authority, Revenue Bonds, Series A, 4.00%, 11/15/2026	20,000	20,498
Town of Milford IN Sewer Revenue, Revenue Bonds, 4.00%, 01/01/2040	150,000	146,496

		1,637,499

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.4%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	$ 75,000	$ 76,393
Series C,
5.38%, 06/01/2038	125,000	125,304
5.50%, 06/01/2042	30,000	30,118
5.63%, 06/01/2046	165,000	165,850

		397,665

Kansas - 0.0% (B)
Kansas Rural Water Finance Authority, Revenue Bonds, 4.25%, 03/01/2038	25,000	25,244

Kentucky - 0.2%
County of Ohio, Revenue Bonds, Series A, 6.00%, 07/15/2031	185,000	187,527
Kentucky Area Development Districts, Certificate of Participation, Series M, 5.35%, 12/01/2028	25,000	25,035

		212,562

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Series A, ACA, 5.25%, 09/01/2027	25,000	23,114
Parish of St. Charles, Revenue Bonds, Fixed until 06/01/2022, 4.00% (A), 12/01/2040	30,000	31,747

		54,861

Maryland - 0.1%
Maryland Community Development Administration, Revenue Bonds, 3.25%, 03/01/2036	100,000	99,728

Massachusetts - 1.0%
Massachusetts Development Finance Agency, Revenue Bonds, Series K, 4.00%, 07/01/2038	950,000	946,048
Massachusetts Port Authority, Revenue Bonds, Series A, AMBAC, 5.00%, 01/01/2027	40,000	40,500

		986,548

Michigan - 1.5%
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, NATL,
5.25%, 07/01/2018	50,000	50,133
Series B, NATL,
5.25%, 07/01/2022	25,000	25,071
Detroit Downtown Development Authority, Tax Allocation, Series 1-A, NATL, 4.75%, 07/01/2025	35,000	35,494

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Detroit Local Development Finance Authority, Tax Allocation, Series A, ACA, CBI, 5.50%, 05/01/2021	$ 85,000	$ 83,909
Michigan Finance Authority, Revenue Bonds, Series D-1, 5.00%, 07/01/2027	500,000	562,640
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	695,000	693,832
5.25%, 06/01/2022	20,000	20,000

		1,471,079

Minnesota - 7.5%
City of Blaine, Revenue Bonds, Series A, 5.75%, 07/01/2035	40,000	39,781
City of Columbus, Revenue Bonds, 5.25%, 01/01/2040	10,000	10,320
City of Deephaven, Revenue Bonds, Series A, 5.25%, 07/01/2037	80,000	83,984
City of Ham Lake, Revenue Bonds, Series A, 4.00%, 07/01/2028	375,000	361,901
City of International Falls, Revenue Bonds, 5.65%, 12/01/2022	50,000	49,959
City of Minneapolis, Revenue Bonds, Series A, 5.00%, 07/01/2047	200,000	195,188
City of St. Paul Park, Revenue Bonds
3.25%, 09/01/2026	485,000	492,212
3.50%, 09/01/2027	500,000	512,270
3.70%, 09/01/2028	500,000	515,365
3.80%, 09/01/2029	340,000	350,809
4.00%, 09/01/2032	400,000	413,552
4.10%, 09/01/2033	200,000	207,328
4.13%, 09/01/2034 - 09/01/2035	730,000	755,718
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	199,376
4.50%, 07/01/2028 09/09/2016	750,000	719,775
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,689,241
Series B,
5.25%, 04/01/2043 06/19/2015	400,000	396,996
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2041	500,000	460,770

		7,454,545

Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds, Series A, 3.25%, 06/01/2021	10,000	10,210

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA,
5.55%, 08/20/2049	$ 5,000	$ 5,272
Series 4A,
4.40%, 07/01/2041	325,000	323,115

		338,597

Montana - 0.2%
City of Forsyth, Revenue Bonds, Series A, Fixed until 03/01/2031, 3.90% (A), 03/01/2031	135,000	137,978
Lewistown Special Improvement District No. 2005, Special Assessment, 4.60%, 07/01/2022	25,000	25,011
Yellowstone County School District No. 4, General Obligation Unlimited, 4.65%, 07/01/2019	25,000	25,071

		188,060

Nebraska - 2.3%
City of La Vista, Revenue Bonds, 3.25%, 07/15/2042	2,510,000	2,315,174

Nevada - 0.3%
City of North Las Vegas, General Obligation Limited
NATL,
4.25%, 10/01/2033	50,000	50,015
5.00%, 05/01/2025	20,000	20,022
County of Clark, Special Assessment, 4.00%, 08/01/2022	225,000	230,557

		300,594

New Jersey - 4.1%
City of Atlantic City, General Obligation Unlimited
Series A, BAM,
5.00%, 03/01/2032 - 03/01/2042	550,000	607,664
Series B, AGM,
4.00%, 03/01/2042	1,170,000	1,179,489
Essex County Improvement Authority, Revenue Bonds, Series A, 7.00%, 12/01/2053 (D)	110,000	102,297
New Jersey Economic Development Authority, Revenue Bonds
5.13%, 09/01/2052 (C)	760,000	717,280
5.75%, 09/15/2027	400,000	440,924
Series B,
6.50%, 04/01/2031 (D) (G)	10,000	11,368
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.88%, 12/15/2039	20,000	20,649
Tobacco Settlement Financing Corp., Revenue Bonds, Series B, 5.00%, 06/01/2046	1,000,000	1,049,220

		4,128,891

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, Revenue Bonds, 4.75%, 07/01/2022	$ 70,000	$ 72,142

New York - 8.4%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds, 5.00%, 08/01/2052	500,000	518,325
New York City Housing Development Corp., Revenue Bonds, Series C1A, 3.45%, 05/01/2050	2,070,000	1,893,470
New York City Industrial Development Agency, Revenue Bonds
FGIC,
CPI + 0.89%, 3.10% (A), 03/01/2027	20,000	19,152
NATL,
4.75%, 03/01/2046	50,000	50,033
New York Counties Tobacco Trust I, Revenue Bonds, Series B, 6.50%, 06/01/2035	15,000	15,007
New York Counties Tobacco Trust IV, Revenue Bonds Series A, 5.00%, 06/01/2038 - 06/01/2045	275,000	270,774
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	950,000	1,008,273
Series C,
3.75%, 06/01/2045	2,940,000	2,665,198
New York Liberty Development Corp., Revenue Bonds, 5.25%, 10/01/2035	465,000	567,686
New York State Dormitory Authority, Revenue Bonds
5.00%, 02/15/2024	50,000	53,625
AMBAC,
5.25%, 07/01/2025	100,000	114,265
New York Transportation Development Corp., Revenue Bonds, Series A, 5.25%, 01/01/2050	860,000	929,866
Niagara Area Development Corp., Revenue Bonds, Series B, 4.00%, 11/01/2024 (C)	100,000	100,047
Niagara Falls City School District, Certificate of Participation, AGM, 4.00%, 06/15/2026	90,000	94,944
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 5.00%, 05/15/2019	10,000	10,340
Port Authority of New York & New Jersey, Revenue Bonds, AGM-CR, 6.50%, 12/01/2028	50,000	50,190

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Village of Brewster, General Obligation Unlimited, 5.00%, 05/01/2033	$ 50,000	$ 59,925

		8,421,120

Ohio - 5.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,255,000	1,234,067
5.38%, 06/01/2024	80,000	79,485
6.50%, 06/01/2047	285,000	288,987
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	2,650,000	2,560,960
City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027 (D) (G)	20,000	20,063
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Series A, 7.05%, 11/15/2040 (C)	100,000	100,020
County of Hamilton, Revenue Bonds, 5.00%, 01/01/2036	100,000	106,812
County of Warren, Revenue Bonds 5.00%, 07/01/2021 - 07/01/2026	500,000	552,087
Montgomery County Transportation Improvement District, Revenue Bonds, 5.00%, 12/01/2018	40,000	40,530

		4,983,011

Oregon - 0.3%
Oregon State Facilities Authority, Revenue Bonds, Series B, 6.75%, 06/15/2022 (C) (D)	355,000	351,560

Pennsylvania - 1.7%
Blythe Township Solid Waste Authority, Revenue Bonds, 7.75%, 12/01/2037	565,000	590,962
Cumberland County Municipal Authority, Revenue Bonds, 3.25%, 01/01/2039	50,000	44,050
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A,
3.25%, 10/01/2025	350,000	345,674
4.25%, 10/01/2035	650,000	657,403
School District of Philadelphia, General Obligation Unlimited, Series A, NATL, 4.38%, 06/01/2034	45,000	45,073

		1,683,162

Puerto Rico - 12.9%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	107,633

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
AGM,
5.13%, 07/01/2030	$ 255,000	$ 256,548
5.25%, 07/01/2020	100,000	104,676
5.50%, 07/01/2019	105,000	108,403
AGM-CR,
4.50%, 07/01/2023	15,000	15,041
5.00%, 07/01/2028	25,000	25,047
Series A, AGC-ICC,
4.75%, 07/01/2018	15,000	15,060
5.00%, 07/01/2022 - 07/01/2033	555,000	556,462
5.25%, 07/01/2030	55,000	55,267
5.50%, 07/01/2029	245,000	277,203
Series A, AGM,
4.00%, 07/01/2022	140,000	142,608
4.13%, 07/01/2023 - 07/01/2024	50,000	50,673
5.00%, 07/01/2035	500,000	517,030
5.38%, 07/01/2025	170,000	181,193
6.00%, 07/01/2033	355,000	360,751
Series A-4, AGM,
5.00%, 07/01/2031	170,000	175,964
5.25%, 07/01/2030	50,000	52,120
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	400,212
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	240,000	247,954
5.38%, 07/01/2028	30,000	30,233
5.50%, 07/01/2032	120,000	121,160
5.75%, 07/01/2037	190,000	191,624
6.00%, 07/01/2036	60,000	61,097
Series D, AGM,
3.88%, 07/01/2019	30,000	30,072
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	185,000	185,435
5.13%, 07/01/2047	330,000	330,564
Series A, AGC-ICC,
6.00%, 07/01/2044	75,000	75,449
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	580,000	580,006
5.00%, 07/01/2027	210,000	210,441
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	295,000	294,646
3.65%, 07/01/2024	135,000	134,258
Series RR, AGC,
5.00%, 07/01/2028	165,000	165,312
Series SS, AGM,
5.00%, 07/01/2030	70,000	70,104
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	265,284
Series TT, AGM-CR,
4.20%, 07/01/2019	75,000	75,153

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series UU, AGC,
4.25%, 07/01/2027	$ 235,000	$ 235,042
5.00%, 07/01/2026	165,000	165,379
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	465,000	466,444
Series V, AGM,
5.25%, 07/01/2027	70,000	76,936
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	55,104
Series AA, AGC-ICC,
5.00%, 07/01/2035	75,000	75,040
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,386
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	320,843
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	84,685
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	550,000	550,882
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	199,915
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	290,000	290,667
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,049
5.00%, 07/01/2030	30,000	30,044
Series K, AGC-ICC, AGM-CR,
5.00%, 07/01/2018	10,000	10,034
Series L, AGC,
4.00%, 07/01/2020	165,000	168,427
5.25%, 07/01/2019	100,000	102,957
Series M, AGC-ICC,
5.00%, 07/01/2032	140,000	140,188
Series N, AGC,
5.25%, 07/01/2036	115,000	126,903
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	165,000	183,298
Series Y, AGM,
6.25% (A), 07/01/2021	135,000	143,991
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	125,000	125,386
5.00%, 08/01/2019 - 08/01/2030	1,460,000	1,463,026
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	60,114
Series C, AGM,
5.25%, 08/01/2019	85,000	87,690
Puerto Rico Public Buildings Authority, Revenue Bonds
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	25,739
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	21,753

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Revenue Bonds (continued)
Series I, AGC-ICC,
5.00%, 07/01/2036	$ 210,000	$ 210,155
Series K, AGM,
5.25%, 07/01/2027	190,000	193,532
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	67,066
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC-CR, FGIC,
Zero Coupon, 08/01/2041	45,000	14,939
Series C, AGM,
5.13%, 08/01/2042	630,000	646,997

		12,859,294

Rhode Island - 0.6%
Providence Redevelopment Agency, Revenue Bonds, Series A, 5.00%, 04/01/2020	300,000	315,423
Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.00%, 06/01/2035	300,000	322,542

		637,965

South Carolina - 0.7%
County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	585,000	583,380
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A, AGM, 6.25%, 08/01/2034	35,000	39,370
South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, 7.00%, 05/01/2046	50,000	53,080

		675,830

Tennessee - 0.1%
Hallsdale-Powell Utility District, Revenue Bonds, NATL, 4.50%, 04/01/2040	50,000	50,103
Tennessee Housing Development Agency, Revenue Bonds, 3.05%, 07/01/2027	95,000	95,408

		145,511

Texas - 5.5%
Arlington Higher Education Finance Corp., Revenue Bonds, Series A, 4.63%, 08/15/2046	330,000	324,100
Bexar County Health Facilities Development Corp., Revenue Bonds, 5.00%, 07/15/2042	600,000	641,004

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Central Texas Turnpike System, Revenue Bonds, Series C, 5.00%, 08/15/2023	$ 150,000	$ 167,196
City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	150,000	162,267
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2047	1,450,000	1,482,298
5.25%, 01/01/2035	20,000	20,352
Series A,
3.38%, 08/15/2021 (C)	900,000	887,706
5.00%, 04/01/2048	100,000	101,366
Series A1,
5.00%, 07/01/2046	40,000	43,428
Series D,
6.00%, 07/01/2026	125,000	125,856
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited, BAM, 3.25%, 10/01/2032	1,140,000	1,111,716
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2036	435,000	439,533

		5,506,822

U. S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032	255,000	267,243

Utah - 0.5%
Intermountain Power Agency, Revenue Bonds, Series A, 4.00%, 07/01/2018	25,000	25,091
Utah Charter School Finance Authority, Revenue Bonds, 5.00%, 04/15/2030 (C)	420,000	428,123

		453,214

Virginia - 0.6%
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	25,000	25,024
6.00%, 01/01/2027	50,000	49,895
Henrico County Economic Development Authority, Revenue Bonds, Series C, 5.00%, 12/01/2047	375,000	395,422
Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.00%, 06/01/2047	145,000	142,899
Virginia College Building Authority, Revenue Bonds, 4.25%, 04/01/2020	20,000	20,036

		633,276

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
Jefferson County Public Service District, Revenue Bonds, Series A, 4.38%, 10/01/2025	$ 65,000	$ 65,159

Wisconsin - 2.5%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (D) (G)	25,000	26,440
Series A,
4.50%, 12/01/2042	300,000	298,224
4.60%, 12/01/2042	365,000	372,362
4.75%, 12/01/2037 - 12/01/2052	800,000	791,198
5.00%, 12/01/2052	500,000	486,350
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039 08/30/2017	500,000	504,015
Series A,
6.75%, 09/01/2037	25,000	25,029

		2,503,618

Total Municipal Government Obligations (Cost $96,044,486)		96,195,378

Principal	Value
REPURCHASE AGREEMENT - 2.4%

Fixed Income Clearing Corp., 0.74% (H), dated 04/30/2018, to be repurchased at $2,348,071 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $2,398,988.

$ 2,348,023	$ 2,348,023

Total Repurchase Agreement (Cost $2,348,023)	2,348,023

Total Investments (Cost $98,970,431)	99,123,946
Net Other Assets (Liabilities) - 0.7%	694,706

Net Assets - 100.0%	$ 99,818,652

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Security	$—	$580,545	$—	$580,545
Municipal Government Obligations	—	96,195,378	—	96,195,378
Repurchase Agreement	—	2,348,023	—	2,348,023

Total Investments	$—	$99,123,946	$—	$99,123,946

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $7,873,669, representing 7.9% of the Fund’s net assets.
(D)	Illiquid security. At April 30, 2018, the value of such securities amounted to $1,115,285 or 1.1% of the Fund’s net assets.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2018; the maturity dates disclosed are the ultimate maturity dates.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Restricted securities. At April 30, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Florida Development Finance Corp. Revenue Bonds Series A 6.00%, 02/15/2037	07/16/2015	$9,910	$9,419	0.0	%(B)

Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	11,368	0.0	(B)

Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,063	0.0	(B)

Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	26,440	0.1

Total			$65,678	$67,290	0.1%

(H)	Rate disclosed reflects the yield at April 30, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CR	Custodial Receipts
CPI	Consumer Price Index
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 17.8%
Banks - 6.6%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 4.00% (A), 05/16/2018 (B)	$ 726,000	$ 631,620
Bank of America Corp.
CPI-YoY + 1.10%, 3.46% (A), 11/19/2024, MTN	1,000,000	972,650
CPI-YoY + 2.10%, 4.17% (A), 02/18/2020, MTN	400,000	408,920
4.18%, 11/25/2027, MTN	631,000	613,047
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	782,000	764,775
BankBoston Capital Trust III 3-Month LIBOR + 0.75%, 2.87% (A), 06/15/2027	100,000	95,500
BankBoston Capital Trust IV 3-Month LIBOR + 0.60%, 2.65% (A), 06/08/2028	212,000	198,877
Barclays PLC 3-Month LIBOR + 2.11%, 3.92% (A), 08/10/2021	216,000	225,666
BBVA Bancomer SA Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (C)	321,000	302,944
Citigroup, Inc.
3-Month LIBOR + 1.19%, 3.55% (A), 08/02/2021	148,000	150,651
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	1,074,000	1,024,667
Corestates Capital II 3-Month LIBOR + 0.65%, 3.00% (A), 01/15/2027 (C)	269,000	253,869
Credit Agricole SA
3.75%, 04/24/2023 (C)	900,000	892,665
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C) (D)	701,000	657,154
HSBC Holdings PLC Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (B)	271,000	267,667
JPMorgan Chase & Co. 3-Month LIBOR + 1.23%, 3.59% (A), 10/24/2023	723,000	739,778
Regions Financial Corp. 2.75%, 08/14/2022	271,000	261,301
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (A), 03/08/2023, MTN (E)	EUR 800,000	1,004,529
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 200,000	195,755
SunTrust Banks, Inc. 4.00%, 05/01/2025 (D)	970,000	974,162
SunTrust Capital III 3-Month LIBOR + 0.65%, 2.77% (A), 03/15/2028	792,000	735,570
UniCredit SpA Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (C)	201,000	201,010

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wachovia Capital Trust II 3-Month LIBOR + 0.50%, 2.85% (A), 01/15/2027	$ 308,000	$ 289,520

		11,862,297

Building Products - 0.4%
Masco Corp. 3.50%, 11/15/2027	744,000	700,885
Owens Corning 4.40%, 01/30/2048	118,000	105,294

		806,179

Capital Markets - 2.5%
Credit Suisse Group Funding Guernsey, Ltd. 3-Month LIBOR + 2.29%, 4.65% (A), 04/16/2021	944,000	991,500
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 3.01% (A), 11/15/2021	672,000	682,009
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (B)	702,000	674,369
Morgan Stanley
3-Month LIBOR + 1.18%, 3.54% (A), 01/20/2022	225,000	228,394
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,214,000	1,212,565
CPI-YoY + 2.00%, 4.07% (A), 04/25/2023 - 06/09/2023, MTN	643,000	647,020

		4,435,857

Chemicals - 0.3%
Mosaic Co. 4.05%, 11/15/2027	188,000	177,709
RPM International, Inc. 4.25%, 01/15/2048	138,000	126,534
Syngenta Finance NV 5.18%, 04/24/2028 (C)	200,000	196,777

		501,020

Construction Materials - 0.5%
CRH America Finance, Inc. 3.95%, 04/04/2028 (C)	253,000	247,003
Vulcan Materials Co. 3-Month LIBOR + 0.60%, 2.72% (A), 06/15/2020	744,000	742,928

		989,931

Electric Utilities - 0.1%
FirstEnergy Corp. 3.90%, 07/15/2027	241,000	235,805

Health Care Providers & Services - 0.5%
CVS Health Corp. 4.78%, 03/25/2038	904,000	893,935

Insurance - 0.9%
Genworth Holdings, Inc. 3-Month LIBOR + 2.00%, 3.84% (A), 11/15/2066	1,350,000	607,500
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 3.96% (A), 02/12/2067 (C)	898,000	865,582

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
XLIT, Ltd. 5.50%, 03/31/2045	$ 137,000	$ 144,457

		1,617,539

Machinery - 0.1%
CNH Industrial NV 3.85%, 11/15/2027, MTN	180,000	172,187

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%, 05/01/2047	170,000	160,027

Metals & Mining - 1.4%
Anglo American Capital PLC 4.00%, 09/11/2027 (C)	214,000	201,605
Glencore Funding LLC
3.88%, 10/27/2027 (C)	170,000	159,780
4.00%, 04/16/2025 - 03/27/2027 (C)	703,000	674,665
Kinross Gold Corp. 4.50%, 07/15/2027 (C)	133,000	125,020
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	832,000	834,085
5.75%, 11/15/2041 (C)	446,000	464,752

		2,459,907

Multi-Utilities - 0.6%
National Grid PLC 1.25%, 10/06/2021, MTN (E)	GBP 480,000	813,861
WEC Energy Group, Inc. 3-Month LIBOR + 2.11%, 3.95% (A), 05/15/2067	$ 219,000	217,101

		1,030,962

Oil, Gas & Consumable Fuels - 3.3%
Andeavor 3.80%, 04/01/2028	696,000	669,976
Andeavor Logistics, LP Fixed until 02/15/2023, 6.88% (A), 02/15/2023 (B)	348,000	353,742
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	346,000	336,560
BP Capital Markets PLC 3-Month LIBOR + 0.65%, 2.83% (A), 09/19/2022	531,000	538,037
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	731,000	679,830
Energy Transfer Partners, LP Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (B) (D)	691,000	658,385
EnLink Midstream Partners, LP
4.85%, 07/15/2026 (D)	311,000	310,922
Fixed until 12/15/2022, 6.00% (A), 12/15/2022 (B) (D)	133,000	124,688
Enterprise Products Operating LLC Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	234,250
Marathon Oil Corp. 4.40%, 07/15/2027	293,000	295,317

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc. 3.85%, 01/15/2028	$ 227,000	$ 218,843
ONEOK, Inc. 4.00%, 07/13/2027	78,000	75,802
TOTAL SA Fixed until 05/18/2022, 3.88% (A), 05/18/2022, MTN (B) (E)	EUR 1,000,000	1,326,850

		5,823,202

Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd. 1.37%, 03/28/2032 (E)	GBP 523,878	869,996

Total Corporate Debt Securities (Cost $32,455,110)		31,858,844

FOREIGN GOVERNMENT OBLIGATIONS - 20.6%
Australia - 0.9%
Australia Government Bond 1.00%, 11/21/2018 (E)	AUD 2,000,000	1,632,585

Brazil - 0.3%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2019	BRL 2,000,000	584,529

France - 3.1%
France Republic Government Bond OAT 0.10%, 07/25/2021 (E)	EUR 4,295,735	5,483,321

Italy - 5.7%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (E)	1,536,870	1,935,914
1.25%, 09/15/2032 (E)	4,061,080	5,225,773
2.10%, 09/15/2021 (E)	2,213,312	2,987,115

		10,148,802

Mexico - 1.8%
Mexican Udibonos Series S, 4.50%, 12/04/2025	MXN 42,232,218	2,391,007
Mexico Udibonos Series S, 2.50%, 12/10/2020	16,530,897	857,665

		3,248,672

New Zealand - 0.9%
New Zealand Government Bond 2.00%, 09/20/2025 (E)	NZD 2,000,000	1,553,662

Spain - 3.6%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (E)	EUR 2,035,480	2,563,338
1.00%, 11/30/2030 (E)	2,892,608	3,891,257

		6,454,595

United Kingdom - 4.3%
U.K. Gilt Inflation-Linked 0.13%, 11/22/2019 - 03/22/2044 (E)	GBP 4,406,274	7,758,814

Total Foreign Government Obligations (Cost $35,529,243)		36,864,980

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITY - 0.4%
DBCG Mortgage Trust Series 2017-BBG, Class A, 1-Month LIBOR + 0.70%, 2.60% (A), 06/15/2034 (C)	$ 680,000	$ 681,276

Total Mortgage-Backed Security (Cost $681,406)		681,276

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.65%, 3.55% (A), 04/25/2024	1,571,876	1,594,112
1-Month LIBOR + 2.20%, 4.10% (A), 02/25/2024 - 09/25/2024	2,889,849	2,978,775
Federal National Mortgage Association Connecticut Avenue Securities 1-Month LIBOR + 2.00%, 3.90% (A), 10/25/2023	89,562	90,042

Total U.S. Government Agency Obligations (Cost $4,636,103)		4,662,929

U.S. GOVERNMENT OBLIGATIONS - 57.0%
U.S. Treasury Inflation-Protected Securities - 57.0%
U.S. Treasury Inflation-Indexed Bond
0.50%, 01/15/2028	777,138	758,201
0.75%, 02/15/2045	4,697,713	4,519,129
1.00%, 02/15/2046	2,853,647	2,917,381
1.38%, 02/15/2044	3,126,621	3,469,073
2.13%, 02/15/2040	1,378,729	1,734,333
2.38%, 01/15/2025	5,904,984	6,556,327
3.38%, 04/15/2032	3,510,608	4,681,633
3.88%, 04/15/2029	6,425,514	8,482,897
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	49,992,183	49,066,073
0.25%, 01/15/2025	3,636,737	3,528,137
0.38%, 07/15/2023 - 07/15/2027	5,885,255	5,769,998

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.63%, 01/15/2024 - 01/15/2026	$ 5,820,168	$ 5,783,186
1.13%, 01/15/2021	4,552,240	4,627,877

Total U.S. Government Obligations (Cost $102,444,291)		101,894,245

	Shares	Value
PREFERRED STOCK - 0.0% (F)
Banks - 0.0% (F)
Banco Santander SA, 3-Month LIBOR + 0.52%, 4.00% (A)	3,100	75,733

Total Preferred Stock (Cost $74,547)		75,733

SHORT-TERM INVESTMENT COMPANY - 0.2%
Money Market Fund - 0.2%
State Street Institutional U.S. Government Money Market Fund	396,352	396,352

Total Short-Term Investment Company (Cost $396,352)		396,352

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (G)	2,649,640	2,649,640

Total Securities Lending Collateral (Cost $2,649,640)		2,649,640

Total Investments (Cost $178,866,692)		179,083,999
Net Other Assets (Liabilities) - (0.1)%		(242,621)

Net Assets - 100.0%		$ 178,841,378

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/12/2018	USD	558,003	BRL	1,900,000	$19,457	$—
JPMS	07/12/2018	USD	19,916,788	EUR	15,968,921	522,502	—
JPMS	07/12/2018	USD	6,021,673	GBP	4,215,000	197,964	—
JPMS	07/12/2018	USD	3,154,041	MXN	57,500,000	114,592	—

Total						$854,515	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$31,858,844	$—	$31,858,844
Foreign Government Obligations	—	36,864,980	—	36,864,980
Mortgage-Backed Security	—	681,276	—	681,276
U.S. Government Agency Obligations	—	4,662,929	—	4,662,929
U.S. Government Obligations	—	101,894,245	—	101,894,245
Preferred Stock	75,733	—	—	75,733
Short-Term Investment Company	396,352	—	—	396,352
Securities Lending Collateral	2,649,640	—	—	2,649,640

Total Investments	$3,121,725	$175,962,274	$—	$179,083,999

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$854,515	$—	$854,515

Total Other Financial Instruments	$—	$854,515	$—	$854,515

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $6,758,187, representing 3.8% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,596,411. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the total value of Regulation S securities is $37,047,015, representing 20.7% of the Fund’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at April 30, 2018.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
Canada - 0.4%
Canada Government Real Return Bond 4.25%, 12/01/2026	CAD 558,097	$ 571,596

Greece - 0.0% (A)
Hellenic Republic Government Bond Up to 1.00% notional if Greece nominal GDP exceeds a defined threshold + has positive Greece real GDP, 0.00% (B), 10/15/2042	EUR 366,000	1,768

Italy - 0.7%
Italy Buoni Poliennali del Tesoro 1.65%, 04/23/2020 (C)	933,000	1,185,526

Mexico - 0.4%
Mexican Udibonos
Series S,
2.00%, 06/09/2022	MXN 9,002,513	451,463
4.50%, 12/04/2025	4,801,340	271,831

		723,294

New Zealand - 1.3%
New Zealand Government Bond 2.50%, 09/20/2035 (C)	NZD 1,660,000	1,304,477
2.50%, 09/20/2040	439,000	335,725
3.00%, 09/20/2030 (C)	591,000	496,881

		2,137,083

United Kingdom - 0.4%
U.K. Gilt Inflation-Linked 0.75%, 11/22/2047 (C)	GBP 240,872	608,167

Total Foreign Government Obligations (Cost $5,047,625)		5,227,434

U.S. GOVERNMENT OBLIGATIONS - 96.1%
U.S. Treasury Inflation-Protected Securities - 96.1%
U.S. Treasury Inflation-Indexed Bond 0.50%, 01/15/2028	$ 8,185,470	7,986,013
0.63%, 04/15/2023	3,458,315	3,448,679
0.75%, 02/15/2042 (D)	5,583,720	5,428,947
0.75%, 02/15/2045	4,709,871	4,530,824
0.88%, 02/15/2047	1,155,078	1,145,289
1.00%, 02/15/2046 - 02/15/2048	5,661,909	5,798,774
1.38%, 02/15/2044	2,910,857	3,229,677

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Bond (continued)
1.75%, 01/15/2028	$ 2,346,971	$ 2,562,583
2.00%, 01/15/2026	3,286,318	3,603,389
2.13%, 02/15/2040 - 02/15/2041	2,917,867	3,678,090
2.38%, 01/15/2025 - 01/15/2027	5,160,661	5,809,910
2.50%, 01/15/2029	2,805,971	3,298,302
3.38%, 04/15/2032	506,885	675,966
3.63%, 04/15/2028	2,970,695	3,778,633
3.88%, 04/15/2029	3,626,940	4,788,248
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2021 - 07/15/2026	44,086,861	43,107,335
0.25%, 01/15/2025	9,102,353	8,830,541
0.38%, 07/15/2023 - 07/15/2027	21,944,297	21,485,780
0.63%, 07/15/2021 - 01/15/2024	11,774,532	11,789,793
0.63%, 01/15/2026 (D)	4,084,052	4,051,721
1.13%, 01/15/2021	7,357,558	7,479,806
1.25%, 07/15/2020	4,058,175	4,142,508

Total U.S. Government Obligations (Cost $163,378,240)		160,650,808

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 2.0%
Money Market Fund - 2.0%
BlackRock Liquidity Funds T-Fund Portfolio	3,292,168	3,292,168

Total Short-Term Investment Companies (Cost $3,292,168)		3,292,168

Total Investments Excluding Purchased Options/Swaptions (Cost $171,718,033)		169,170,410
Total Purchased Options/Swaptions - 0.2% (Cost $407,081)		385,610

Total Investments (Cost $172,125,114)		169,556,020
Net Other Assets (Liabilities) - (1.5)%		(2,432,606)

Net Assets - 100.0%		$ 167,123,414

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - GBP vs. USD	DUB	GBP	1.35	07/23/2018	GBP	1,240,000	$11,942	$10,374

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR	JPM	3-Month USD-LIBOR	Receive	2.99%	04/27/2038	USD	140,000	$6,580	$7,046
Call - Pays Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Receive	2.99	04/18/2019	USD	1,150,000	13,369	12,853

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued):

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Receive	3.12%	04/26/2023	USD	80,000	$8,112	$9,132
Call - Pays Floating Rate Index 6-Month JPY-LIBOR	JPM	6-Month JPY-LIBOR	Receive	0.78	04/16/2021	JPY	16,000,000	5,003	4,761
Put - Receives Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Pay	2.95	08/22/2022	USD	4,540,000	207,418	227,034
Put - Receives Floating Rate Index 3-Month USD-LIBOR	JPM	3-Month USD-LIBOR	Pay	2.99	04/27/2038	USD	140,000	6,580	6,255
Put - Receives Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Pay	2.99	04/18/2019	USD	1,150,000	13,369	13,042
Put - Receives Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Pay	3.12	04/26/2023	USD	80,000	8,112	7,185
Put - Receives Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Pay	3.54	06/17/2019	USD	1,500,000	28,688	25,701
Put - Receives Floating Rate Index 6-Month JPY-LIBOR	JPM	6-Month JPY-LIBOR	Pay	0.78	04/16/2021	JPY	16,000,000	5,003	5,570
Put - Receives Floating Rate Index 6-Month JPY-LIBOR	DUB	6-Month JPY-LIBOR	Pay	1.10	06/29/2022	JPY	682,280,000	92,905	56,657

Total								$395,139	$375,236

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - GBP vs. USD	DUB	GBP	1.47	07/23/2018	GBP	1,240,000	$(13,019)	$(1,871)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	2.40%	02/24/2020	USD	25,100,000	$ (76,555)	$ (56,854)
Call - 5-Year	DUB	3-Month USD-LIBOR	Receive	2.88	04/14/2020	USD	2,540,000	(18,383)	(14,007)
Call - 5-Year	DUB	3-Month USD-LIBOR	Receive	2.89	04/14/2020	USD	2,550,000	(18,392)	(14,271)
Call - 5-Year	DUB	3-Month USD-LIBOR	Receive	2.94	04/17/2020	USD	2,510,000	(17,444)	(15,102)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	3.15	03/21/2019	USD	2,510,000	(5,747)	(5,703)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	3.40	02/24/2020	USD	25,100,000	(95,380)	(88,433)
Put - 5-Year	DUB	3-Month USD-LIBOR	Receive	2.65	08/22/2018	USD	2,992,500	(38,115)	(96,397)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	2.88	04/14/2020	USD	2,540,000	(18,383)	(20,553)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	2.89	04/14/2020	USD	2,550,000	(18,392)	(20,370)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	2.90	04/16/2019	USD	1,320,000	(34,659)	(36,177)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	2.94	04/17/2020	USD	2,510,000	(17,445)	(18,759)
Put - 10-Year	DUB	6-Month EUR-EURIBOR	Pay	1.65	02/21/2019	EUR	2,930,000	(33,569)	(11,000)

Total								$ (392,464)	$ (397,626)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$ (405,483)	$ (399,497)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month NZD-BKBM	Pay	3.06%	Semi-Annually/Quarterly	09/08/2027	NZD	1,683,375	$10,814	$23	$10,791
3-Month NZD-BKBM	Pay	3.07	Semi-Annually/Quarterly	09/08/2027	NZD	829,125	4,621	12	4,609
3-Month NZD-BKBM	Pay	3.07	Semi-Annually/Quarterly	09/08/2027	NZD	837,500	4,670	12	4,658
3-Month USD-LIBOR	Receive	1.88	Semi-Annually/Quarterly	11/15/2019	USD	4,970,000	(34,058)	64	(34,122)
3-Month USD-LIBOR	Receive	1.94	Semi-Annually/Quarterly	11/24/2019	USD	4,970,000	(30,537)	65	(30,602)
3-Month USD-LIBOR	Receive	2.70	Semi-Annually/Quarterly	03/31/2020	USD	7,500,000	(8,533)	119	(8,652)
3-Month USD-LIBOR	Receive	2.76	Semi-Annually/Quarterly	04/01/2021	USD	690,000	(3,003)	11	(3,014)
3-Month USD-LIBOR	Receive	2.76	Semi-Annually/Quarterly	04/01/2021	USD	690,000	(2,997)	11	(3,008)
3-Month USD-LIBOR	Pay	2.77	Semi-Annually/Quarterly	04/11/2023	USD	120,000	812	2	810
3-Month USD-LIBOR	Receive	2.80	Semi-Annually/Quarterly	04/04/2028	USD	180,000	(3,186)	4	(3,190)
3-Month USD-LIBOR	Receive	2.83	Semi-Annually/Quarterly	11/15/2027	USD	670,000	(9,699)	13	(9,712)
3-Month USD-LIBOR	Receive	2.84	Semi-Annually/Quarterly	04/15/2022	USD	560,000	(2,110)	9	(2,119)
3-Month USD-LIBOR	Pay	2.84	Semi-Annually/Quarterly	04/16/2021	USD	550,000	1,605	9	1,596
3-Month USD-LIBOR	Receive	2.85	Semi-Annually/Quarterly	04/08/2022	USD	570,000	(2,093)	9	(2,102)
3-Month USD-LIBOR	Pay	2.85	Semi-Annually/Quarterly	03/27/2021	USD	760,000	2,008	13	1,995
3-Month USD-LIBOR	Pay	2.85	Semi-Annually/Quarterly	04/07/2022	USD	570,000	2,050	9	2,041
3-Month USD-LIBOR	Receive	2.85	Semi-Annually/Quarterly	04/08/2022	USD	570,000	(2,014)	9	(2,023)
3-Month USD-LIBOR	Receive	2.87	Semi-Annually/Quarterly	04/10/2028	USD	60,000	(700)	1	(701)
3-Month USD-LIBOR	Pay	2.87	Semi-Annually/Quarterly	04/14/2022	USD	285,000	922	5	917
3-Month USD-LIBOR	Pay	2.87	Semi-Annually/Quarterly	04/14/2022	USD	285,000	903	5	898
3-Month USD-LIBOR	Receive	2.88	Semi-Annually/Quarterly	04/10/2028	USD	60,000	(647)	1	(648)
3-Month USD-LIBOR	Pay	2.88	Semi-Annually/Quarterly	04/07/2022	USD	570,000	1,718	9	1,709
3-Month USD-LIBOR	Pay	2.89	Semi-Annually/Quarterly	04/17/2021	USD	275,000	590	5	585
3-Month USD-LIBOR	Pay	2.89	Semi-Annually/Quarterly	04/09/2028	USD	30,000	294	1	293
3-Month USD-LIBOR	Pay	2.89	Semi-Annually/Quarterly	04/09/2028	USD	60,000	550	1	549
3-Month USD-LIBOR	Pay	2.90	Semi-Annually/Quarterly	04/09/2028	USD	60,000	542	1	541
3-Month USD-LIBOR	Pay	2.90	Semi-Annually/Quarterly	04/07/2022	USD	570,000	1,555	9	1,546
3-Month USD-LIBOR	Pay	2.90	Semi-Annually/Quarterly	04/16/2028	USD	60,000	527	1	526
3-Month USD-LIBOR	Pay	2.90	Semi-Annually/Quarterly	04/17/2021	USD	275,000	512	5	507
3-Month USD-LIBOR	Pay	2.90	Semi-Annually/Quarterly	04/16/2028	USD	60,000	506	1	505
3-Month USD-LIBOR	Pay	2.91	Semi-Annually/Quarterly	04/17/2021	USD	275,000	483	5	478
3-Month USD-LIBOR	Pay	2.91	Semi-Annually/Quarterly	04/07/2022	USD	140,000	343	2	341
3-Month USD-LIBOR	Receive	2.91	Semi-Annually/Quarterly	04/18/2028	USD	1,620,000	(12,381)	32	(12,413)
3-Month USD-LIBOR	Receive	2.92	Semi-Annually/Quarterly	03/27/2028	USD	480,000	(3,273)	10	(3,283)
3-Month USD-LIBOR	Pay	2.92	Semi-Annually/Quarterly	04/18/2021	USD	275,000	411	5	406
3-Month USD-LIBOR	Pay	2.93	Semi-Annually/Quarterly	04/18/2021	USD	275,000	359	5	354
3-Month USD-LIBOR	Pay	2.95	Semi-Annually/Quarterly	11/15/2043	USD	150,000	3,006	4	3,002
3-Month USD-LIBOR	Pay	2.96	Semi-Annually/Quarterly	11/15/2043	USD	140,000	2,603	3	2,600
3-Month USD-LIBOR	Pay	2.96	Semi-Annually/Quarterly	11/15/2043	USD	150,000	2,620	4	2,616
3-Month USD-LIBOR	Pay	2.97	Semi-Annually/Quarterly	11/15/2027	USD	1,470,000	4,757	30	4,727
3-Month USD-LIBOR	Pay	2.98	Semi-Annually/Quarterly	04/24/2028	USD	120,000	211	2	209
3-Month USD-LIBOR	Pay	2.98	Semi-Annually/Quarterly	03/23/2028	USD	2,465,000	3,270	50	3,220
3-Month USD-LIBOR	Pay	2.99	Semi-Annually/Quarterly	04/23/2028	USD	120,000	96	2	94
3-Month USD-LIBOR	Receive	2.99	Semi-Annually/Quarterly	04/30/2021	USD	275,000	(53)	5	(58)
3-Month USD-LIBOR	Receive	2.99	Semi-Annually/Quarterly	04/30/2021	USD	275,000	(43)	5	(48)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	04/24/2028	USD	120,000	(16)	2	(18)
3-Month USD-LIBOR	Receive	3.01	Semi-Annually/Quarterly	04/30/2021	USD	275,000	28	5	23
3-Month USD-LIBOR	Pay	3.02	Semi-Annually/Quarterly	04/24/2028	USD	120,000	(221)	2	(223)
3-Month USD-LIBOR	Pay	3.02	Semi-Annually/Quarterly	04/25/2021	USD	550,000	(187)	9	(196)
3-Month USD-LIBOR	Pay	3.02	Semi-Annually/Quarterly	04/26/2021	USD	550,000	(224)	9	(233)
3-Month USD-LIBOR	Pay	3.04	Semi-Annually/Quarterly	04/29/2021	USD	550,000	(355)	9	(364)
3-Month USD-LIBOR	Pay	3.04	Semi-Annually/Quarterly	04/29/2021	USD	550,000	(402)	9	(411)
3-Month USD-LIBOR	Pay	3.09	Semi-Annually/Quarterly	11/15/2043	USD	140,000	(959)	3	(962)
6-Month EUR-EURIBOR	Pay	0.95	Annually/Semi-Annually	01/15/2028	EUR	795,000	(1,372)	21	(1,393)
6-Month EUR-EURIBOR	Pay	0.95	Annually/Semi-Annually	01/15/2028	EUR	795,000	(1,523)	21	(1,544)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	Pay	1.04%	Annually/Semi-Annually	03/23/2028	EUR	590,000	$(4,663)	$16	$(4,679)
6-Month EUR-EURIBOR	Pay	1.49	Annually/Semi-Annually	01/08/2048	EUR	305,000	1,898	12	1,886
6-Month EUR-EURIBOR	Pay	1.52	Annually/Semi-Annually	01/05/2048	EUR	305,000	(636)	12	(648)
6-Month GBP-LIBOR	Pay	1.45	Semi-Annually	01/24/2028	GBP	1,395,000	13,889	(555)	14,444
6-Month GBP-LIBOR	Pay	1.52	Semi-Annually	01/10/2048	GBP	530,000	22,585	43	22,542
6-Month GBP-LIBOR	Pay	1.57	Semi-Annually	01/23/2048	GBP	1,030,000	26,205	1,160	25,045
6-Month JPY-LIBOR	Receive	0.13	Semi-Annually	04/26/2023	JPY	880,000,000	1,705	153	1,552
6-Month JPY-LIBOR	Pay	0.27	Semi-Annually	11/08/2027	JPY	110,305,000	824	20	804
6-Month JPY-LIBOR	Pay	0.32	Semi-Annually	04/27/2028	JPY	205,570,000	(927)	42	(969)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	01/11/2028	JPY	104,775,000	(5,397)	20	(5,417)
Eurostat Eurozone HICP ex Tobacco NSA	Pay	1.26	Maturity	08/15/2022	EUR	1,630,000	17,449	59	17,390
Eurostat Eurozone HICP ex Tobacco NSA	Pay	1.30	Maturity	09/29/2022	EUR	2,500,000	21,710	94	21,616
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.59	Maturity	01/15/2028	EUR	675,000	1,632	32	1,600
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.59	Maturity	01/15/2028	EUR	675,000	2,090	32	2,058
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.83	Maturity	05/15/2047	EUR	650,000	(20,054)	30	(20,084)
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.97	Maturity	01/15/2048	EUR	215,000	3,251	15	3,236
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.99	Maturity	01/15/2048	EUR	215,000	4,794	15	4,779
Eurostat Eurozone HICP ex Tobacco NSA	Receive	2.00	Maturity	02/15/2048	EUR	550,000	14,650	38	14,612
U.K. RPI All Items Monthly	Receive	3.19	Maturity	04/15/2023	GBP	4,835,000	(4,801)	3,600	(8,401)
U.K. RPI All Items Monthly	Receive	3.22	Maturity	03/15/2023	GBP	2,130,000	386	107	279
U.K. RPI All Items Monthly	Receive	3.41	Maturity	01/15/2028	GBP	1,835,000	27,374	101	27,273
U.K. RPI All Items Monthly	Receive	3.41	Maturity	02/15/2028	GBP	1,010,000	23,156	10,171	12,985
U.K. RPI All Items Monthly	Pay	3.41	Maturity	03/15/2048	GBP	205,000	(1,159)	16	(1,175)
U.K. RPI All Items Monthly	Receive	3.44	Maturity	04/26/2027	GBP	1,145,000	23,271	34	23,237
U.K. RPI All Items Monthly	Pay	3.46	Maturity	11/15/2027	GBP	1,720,000	(41,569)	87	(41,656)
U.K. RPI All Items Monthly	Receive	3.51	Maturity	02/15/2048	GBP	5,000	452	104	348
U.K. RPI All Items Monthly	Receive	3.51	Maturity	01/15/2048	GBP	225,000	18,449	17	18,432
U.K. RPI All Items Monthly	Receive	3.55	Maturity	11/15/2032	GBP	1,720,000	76,417	95	76,322
U.K. RPI All Items Monthly	Pay	3.55	Maturity	11/15/2047	GBP	1,035,000	(114,011)	76	(114,087)
U.K. RPI All Items Monthly	Receive	3.60	Maturity	11/15/2042	GBP	1,035,000	91,603	72	91,531
U.S. CPI Urban Consumers NAS	Pay	2.11	Maturity	11/09/2019	USD	9,035,000	50,615	230	50,385

Total							$183,988	$16,641	$167,347

OVER-THE-COUNTER SWAP AGREEMENTS:

Reference Obligation	Counterparty	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.38%	Maturity	05/15/2027	EUR	490,000	$7,576	$—	$7,576
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.89	Maturity	05/15/2047	EUR	245,000	(1,699)	—	(1,699)

									$5,877

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

Value
OTC Swap Agreements, at value (Assets)	$7,576
OTC Swap Agreements, at value (Liabilities)	$(1,699)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	90	12/17/2018	$21,907,480	$21,904,875	$—	$(2,605)
90-Day Eurodollar	Short	(89)	12/16/2019	(21,625,636)	(21,589,175)	36,461	—
2-Year U.S. Treasury Note	Long	1	06/29/2018	212,435	212,047	—	(388)
5-Year U.S. Treasury Note	Long	60	06/29/2018	6,833,145	6,810,469	—	(22,676)
10-Year Canada Government Bond	Short	(5)	06/20/2018	(512,742)	(511,897)	845	—
10-Year U.S. Treasury Note	Long	23	06/20/2018	2,754,093	2,751,375	—	(2,718)
10-Year U.S. Treasury Note	Short	(15)	06/20/2018	(1,930,008)	(1,918,359)	11,649	—
Euro-BTP Italy Government Bond	Short	(13)	06/07/2018	(1,762,804)	(1,770,196)	—	(7,392)
German Euro Bund	Long	1	06/07/2018	192,408	191,694	—	(714)
U.K. Gilt	Long	6	06/27/2018	1,002,843	1,009,892	7,049	—
U.S. Treasury Bond	Short	(21)	06/20/2018	(3,234,478)	(3,273,063)	—	(38,585)

Total						$56,004	$(75,078)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	05/02/2018	USD	558,236	CAD	719,304	$—	$(2,013)
BNP	05/02/2018	USD	253,067	GBP	178,000	7,994	—
BNP	05/02/2018	GBP	317,000	USD	435,748	704	—
BNP	06/04/2018	USD	436,386	GBP	317,000	—	(753)
BOA	05/02/2018	USD	2,207,486	NZD	3,064,000	51,682	—
CITI	06/04/2018	USD	8,276	GBP	6,000	2	—
DUB	05/02/2018	USD	216,879	GBP	152,000	7,602	—
DUB	05/02/2018	JPY	10,674,000	USD	97,613	39	—
DUB	06/04/2018	USD	97,816	JPY	10,674,000	—	(55)
MSCS	05/02/2018	USD	58,181	JPY	6,183,500	1,610	—
NTC	05/02/2018	NZD	3,005,000	USD	2,116,391	—	(2,099)
NTC	06/05/2018	USD	2,116,100	NZD	3,005,000	2,047	—
SCB	05/02/2018	USD	50,342	JPY	5,331,500	1,566	—
UBS	05/02/2018	USD	1,122,571	EUR	909,000	24,710	—
UBS	05/02/2018	EUR	889,000	USD	1,073,823	—	(117)
UBS	06/04/2018	USD	1,076,346	EUR	889,000	—	(16)

Total						$97,956	$(5,053)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$5,227,434	$—	$5,227,434
U.S. Government Obligations	—	160,650,808	—	160,650,808
Short-Term Investment Companies	3,292,168	—	—	3,292,168
Over-the-Counter Foreign Exchange Options Purchased	—	10,374	—	10,374
Over-the-Counter Interest Rate Swaptions Purchased	—	375,236	—	375,236

Total Investments	$3,292,168	$166,263,852	$—	$169,556,020

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$497,791	$—	$497,791
Over-the-Counter Interest Rate Swap Agreements	—	7,576	—	7,576
Futures Contracts (F)	56,004	—	—	56,004
Forward Foreign Currency Contracts (F)	—	97,956	—	97,956

Total Other Financial Instruments	$56,004	$603,323	$—	$659,327

LIABILITIES
Other Financial Instruments
Over-the-Counter Foreign Exchange Options Written	$—	$(1,871)	$—	$(1,871)
Over-the-Counter Interest Rate Swaptions Written	—	(397,626)	—	(397,626)
Centrally Cleared Interest Rate Swap Agreements	—	(313,803)	—	(313,803)
Over-the-Counter Interest Rate Swap Agreements	—	(1,699)	—	(1,699)
Futures Contracts (F)	(75,078)	—	—	(75,078)
Forward Foreign Currency Contracts (F)	—	(5,053)	—	(5,053)

Total Other Financial Instruments	$(75,078)	$(720,052)	$—	$(795,130)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. The rate disclosed is as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the total value of Regulation S securities is $3,595,051, representing 2.2% of the Fund’s net assets.
(D)	All or a portion of these securities have been segregated as collateral to cover margin requirements for open futures contracts. The total value of such securities is $143,280.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NTC	Northern Trust Company
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BKBM	Bank Bill Reference Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offer Rate
GDP	Gross Domestic Product
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NAS	National Academy of Sciences
NSA	Not Seasonally Adjusted
RPI	Retail Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.0%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$ 3,798,197	$ 4,004,954
Battalion CLO XII, Ltd. 3-Month LIBOR + 1.07%, 1.00% (B), 05/17/2031 (A) (C) (D)	3,500,000	3,500,000
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 3-Month LIBOR + 1.43%, 3.79% (B), 07/18/2027 (A)	10,440,000	10,448,540
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (A)	1,624,143	1,595,205
CIFC Funding, Ltd. Series 2013-2A, Class A1LR, 3-Month LIBOR + 1.21%, 3.57% (B), 10/18/2030 (A)	9,730,000	9,773,522
Diamond Resorts Owner Trust
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	2,686,566	2,675,410
Series 2015-1, Class A,
2.73%, 07/20/2027 (A)	135,697	135,057
Hertz Vehicle Financing II, LP Series 2016-3A, Class A, 2.27%, 07/25/2020 (A)	5,125,000	5,074,783
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	373,725	369,436
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,495,203	1,469,852
ICG US CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 3.58% (B), 01/20/2030 (A)	2,750,000	2,751,600
JG Wentworth XXI LLC Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	983,602	976,191
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	1,396,970	1,411,423
JG Wentworth XXXV LLC Series 2015-2A, Class A, 3.87%, 03/15/2058 (A)	1,730,604	1,728,675
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	7,519,446	7,254,003
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (A) (D)	4,770,000	4,765,931
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 3-Month LIBOR + 1.34%, 3.69% (B), 04/15/2029 (A)	3,500,000	3,518,788
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	1,213,172	1,186,445
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	4,920,056	4,784,805

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust Series 2017-T1, Class AT1, 3.21%, 02/15/2051 (A)	$ 4,700,000	$ 4,661,215
New Residential Mortgage Trust Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	2,398,062	2,433,343
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	5,240,000	5,107,994
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	11,200,000	11,150,125
OCP CLO, Ltd. Series 2014-7A, Class A1AR, 3-Month LIBOR + 0.95%, 3.31% (B), 10/20/2026 (A)	2,350,000	2,350,456
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 3.55% (B), 01/20/2031 (A)	3,600,000	3,607,884
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (A)	2,500,000	2,461,757
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	6,820,000	6,834,036
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	762,653	746,473
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	1,366,099	1,337,475
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	4,651,003	4,615,129
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	3,805,334	3,770,284
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.57% (B), 10/17/2027 (A)	5,250,000	5,274,192
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.63% (B), 07/20/2030 (A)	6,445,000	6,469,285
RAAC Trust Series 2007-RP4, Class A, 1-Month LIBOR + 0.35%, 2.25% (B), 11/25/2046 (A)	776,250	697,555
SBA Tower Trust Series 2014-1A, Class C, 2.90% (B), 10/15/2044 (A)	24,599,000	24,603,093
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class A,
2.20%, 10/20/2030 (A)	455,836	454,563
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	388,031	387,170
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,119,376	1,115,854

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2014-2A, Class A,
2.05% (B), 06/20/2031 (A)	$ 751,193	$ 747,276
Series 2014-2A, Class B,
2.40% (B), 06/20/2031 (A)	402,784	401,088
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	465,705	461,736
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	483,206	480,779
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	1,029,726	1,024,486
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	1,782,196	1,759,127
SilverLeaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (A)	610,952	609,352
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (A)	3,839,179	3,582,707
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	7,486,933	7,465,877
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (A)	2,000,000	2,005,604
SVO VOI Mortgage LLC Series 2012-AA, Class A, 2.00%, 09/20/2029 (A)	336,774	331,182
Symphony CLO XIX, Ltd. Series 2018-19A, Class A, 3-Month LIBOR + 0.96%, 3.30% (B), 04/16/2031 (A)	3,000,000	3,000,000
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	5,408,178	5,384,409
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	1,361,995	1,348,091
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	7,504,855	7,434,330
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	3,838,325	3,783,645
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	3,872,833	3,818,296
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	6,933,399	6,797,456
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	4,883,422	4,767,508
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	5,446,207	5,363,903
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	6,714,104	6,616,308
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	4,482,826	4,414,510
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	9,114,769	8,956,533
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	15,252,224	15,079,620
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (A)	9,945,000	9,859,260

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (A)	$ 6,070,285	$ 5,943,175
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (A)	7,437,543	7,302,730
Wellfleet CLO, Ltd. Series 2016-2A, Class A1, 3-Month LIBOR + 1.65%, 4.01% (B), 10/20/2028 (A)	8,060,000	8,081,206

Total Asset-Backed Securities (Cost $284,886,674)		282,322,697

CERTIFICATE OF DEPOSIT - 1.0%
Banks - 1.0%
Standard Chartered Bank 2.22%, 06/12/2018 (E)	30,000,000	30,000,000

Total Certificate of Deposit (Cost $30,000,000)		30,000,000

CORPORATE DEBT SECURITIES - 41.6%
Aerospace & Defense - 0.6%
Harris Corp. 5.55%, 10/01/2021	8,811,000	9,371,375
Northrop Grumman Corp. 2.55%, 10/15/2022	9,595,000	9,245,446

		18,616,821

Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	4,063,000	4,312,739
5.10%, 01/15/2044	2,948,000	3,168,318

		7,481,057

Airlines - 1.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,146,484	2,043,796
3.70%, 04/01/2028	7,023,798	6,910,926
4.95%, 07/15/2024	4,171,270	4,303,499
Continental Airlines Pass-Through Trust 4.00%, 04/29/2026	4,487,769	4,511,599
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	8,264,642	8,420,844
6.82%, 02/10/2024	9,146,414	10,045,507
7.75%, 06/17/2021	392,912	413,932
Southwest Airlines Co. Pass-Through Trust 6.15%, 02/01/2024	309,605	330,587
United Airlines Pass-Through Trust 3.75%, 03/03/2028	6,082,497	6,033,837
US Airways Pass-Through Trust 5.38%, 05/15/2023	2,603,232	2,671,567

		45,686,094

Auto Components - 0.1%
BorgWarner, Inc. 3.38%, 03/15/2025	3,900,000	3,801,036

Automobiles - 0.5%
Ford Motor Co. 4.35%, 12/08/2026	7,362,000	7,224,413

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Co.
4.88%, 10/02/2023	$ 5,746,000	$ 5,920,537
6.25%, 10/02/2043	1,075,000	1,148,149

		14,293,099

Banks - 8.1%
Banco Santander SA 4.38%, 04/12/2028	10,000,000	9,903,382
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	10,940,000	10,421,389
Fixed until 12/20/2027, 3.42% (B), 12/20/2028 (A)	1,844,000	1,731,628
4.45%, 03/03/2026, MTN	14,663,000	14,738,354
Bank One Capital III 8.75%, 09/01/2030	1,265,000	1,749,568
Bank One Corp. 8.00%, 04/29/2027	940,000	1,183,050
Barclays Bank PLC 10.18%, 06/12/2021 (A)	18,145,000	21,227,399
BNP Paribas SA Fixed until 03/14/2022, 6.75% (B), 03/14/2022 (A) (F) (G)	2,465,000	2,585,169
CIT Group, Inc. 4.13%, 03/09/2021	555,000	555,583
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.31% (B), 07/24/2023	9,621,000	9,722,598
Fixed until 01/10/2027, 3.89% (B), 01/10/2028	21,828,000	21,216,853
4.50%, 01/14/2022	2,945,000	3,051,136
Fixed until 01/30/2023, 5.95% (B), 01/30/2023 (F)	1,700,000	1,740,205
6.68%, 09/13/2043	490,000	613,174
Commerzbank AG 8.13%, 09/19/2023 (A)	12,655,000	14,637,185
Cooperatieve Rabobank UA Fixed until 06/30/2019, 11.00% (B), 06/30/2019 (A) (F)	21,977,000	23,735,160
Discover Bank 3.45%, 07/27/2026	11,605,000	10,807,271
Fifth Third Bancorp 3.95%, 03/14/2028	6,364,000	6,305,050
First Horizon National Corp. 3.50%, 12/15/2020	4,785,000	4,797,003
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	483,834
5.25%, 03/14/2044	790,000	846,589
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	6,441,000	6,240,056
3.88%, 07/14/2027 (A)	3,061,000	2,875,500
5.02%, 06/26/2024 (A)	2,945,000	2,882,639
JPMorgan Chase & Co.
3.25%, 09/23/2022	9,950,000	9,849,868
3.38%, 05/01/2023	6,471,000	6,336,240
4.85%, 02/01/2044	1,890,000	2,011,810
6.40%, 05/15/2038	3,925,000	4,934,136

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 02/01/2024, 6.75% (B), 02/01/2024 (F)	$ 412,000	$ 446,505
Nordea Bank AB 4.25%, 09/21/2022 (A)	18,072,000	18,473,281
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,685,000	1,789,641
6.10%, 06/10/2023	1,414,000	1,503,065
6.40%, 10/21/2019	2,607,000	2,726,242
Societe Generale SA 5.00%, 01/17/2024 (A)	3,413,000	3,490,752
SunTrust Bank 3.30%, 05/15/2026	4,828,000	4,569,747
Svenska Handelsbanken AB 2.45%, 03/30/2021, MTN	3,000,000	2,931,949
Toronto-Dominion Bank Fixed until 09/15/2026, 3.63% (B), 09/15/2031	8,071,000	7,639,019
US Bank NA 2.13%, 10/28/2019	2,024,000	2,004,064
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	1,814,000	1,774,509
5.38%, 11/02/2043	3,948,000	4,238,844
Fixed until 06/15/2024, 5.90% (B), 06/15/2024 (F)	1,080,000	1,098,900
Wells Fargo Bank NA
2.60%, 01/15/2021	2,791,000	2,750,492
5.95%, 08/26/2036	2,984,000	3,583,448

		256,202,287

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	2,982,000	2,915,499
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	6,551,000	6,309,787
Constellation Brands, Inc. 3.70%, 12/06/2026	2,526,000	2,447,972
Pernod Ricard SA
4.45%, 01/15/2022 (A)	3,146,000	3,253,625
5.75%, 04/07/2021 (A)	6,311,000	6,727,839

		21,654,722

Biotechnology - 0.8%
AbbVie, Inc. 3.20%, 05/14/2026	9,333,000	8,712,049
Biogen, Inc. 4.05%, 09/15/2025	5,469,000	5,481,797
Celgene Corp.
2.88%, 08/15/2020	1,629,000	1,618,354
3.88%, 08/15/2025	5,030,000	4,935,229
Gilead Sciences, Inc.
2.95%, 03/01/2027 (G)	1,620,000	1,514,620
4.15%, 03/01/2047	1,598,000	1,521,917

		23,783,966

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	4,114,000	4,184,842
4.40%, 01/30/2048	6,460,000	5,764,420

		9,949,262

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets - 3.9%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	$ 10,331,000	$ 10,344,108
7.30%, 06/28/2019	8,112,000	8,508,171
Charles Schwab Corp. 3.20%, 03/02/2027	8,880,000	8,505,395
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	9,559,000	9,255,774
3.80%, 06/09/2023	5,920,000	5,889,632
Deutsche Bank AG 3-Month LIBOR + 1.23%, 3.19% (B), 02/27/2023	6,219,000	6,223,722
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	3,487,000	3,453,846
5.75%, 01/24/2022	14,232,000	15,315,891
6.25%, 02/01/2041	490,000	591,268
6.75%, 10/01/2037	5,177,000	6,281,708
Morgan Stanley
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	6,112,000	5,810,721
5.00%, 11/24/2025	13,267,000	13,760,595
5.75%, 01/25/2021	11,070,000	11,767,993
State Street Corp. 3-Month LIBOR + 1.00%, 3.12% (B), 06/01/2077	285,000	258,352
UBS AG 7.63%, 08/17/2022	11,848,000	13,313,598
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (A)	3,211,000	3,191,681

		122,472,455

Chemicals - 0.4%
LyondellBasell Industries NV 5.00%, 04/15/2019	593,000	601,563
Monsanto Co. 4.40%, 07/15/2044	7,736,000	7,290,968
Syngenta Finance NV 3.93%, 04/23/2021 (A)	3,870,000	3,869,735

		11,762,266

Commercial Services & Supplies - 0.3%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (A)	2,775,000	2,712,311
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,400,000	4,164,351
3.85%, 11/15/2024 (A)	3,020,000	3,015,253

		9,891,915

Communications Equipment - 0.0% (H)
Cisco Systems, Inc. 2.13%, 03/01/2019	797,000	794,925

Construction & Engineering - 0.5%
SBA Tower Trust
3.17%, 04/09/2047 (A)	4,040,000	3,980,065
3.45%, 03/15/2048 (A)	10,600,000	10,518,228

		14,498,293

Construction Materials - 0.5%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (A)	5,530,000	5,413,169

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	$ 9,365,000	$ 9,542,002

		14,955,171

Consumer Finance - 1.5%
Ally Financial, Inc.
3.50%, 01/27/2019	5,970,000	5,967,015
4.13%, 03/30/2020	6,050,000	6,080,250
American Express Co.
3.00%, 10/30/2024	2,333,000	2,220,563
4.05%, 12/03/2042	2,075,000	2,024,376
BMW US Capital LLC 2.80%, 04/11/2026 (A)	7,584,000	7,074,868
Capital One Financial Corp.
3.30%, 10/30/2024	10,410,000	9,914,762
3.80%, 01/31/2028	3,037,000	2,882,816
Discover Financial Services 3.75%, 03/04/2025	10,136,000	9,789,716

		45,954,366

Containers & Packaging - 0.4%
International Paper Co. 4.75%, 02/15/2022	5,062,000	5,265,658
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,108,094
5.75%, 10/15/2020	3,900,659	3,929,914
6.88%, 02/15/2021	1,201,940	1,218,467

		12,522,133

Diversified Consumer Services - 0.0% (H)
President & Fellows of Harvard College 3.62%, 10/01/2037	651,000	633,375

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 05/15/2021	4,972,000	5,088,051
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	8,887,000	8,248,382
7.13%, 10/15/2020 (A)	8,952,000	9,713,802
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15%, 01/23/2030	5,711,000	5,239,103

		28,289,338

Diversified Telecommunication Services - 1.6%
AT&T, Inc.
3.00%, 06/30/2022	12,650,000	12,351,679
3.40%, 05/15/2025	9,092,000	8,658,620
4.35%, 06/15/2045	3,469,000	3,053,191
4.60%, 02/15/2021	585,000	602,993
5.00%, 03/01/2021	905,000	946,039
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (A)	1,585,000	1,562,264
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	2,980,000	3,196,050
Sprint Capital Corp. 6.88%, 11/15/2028	822,000	838,440

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
5.15%, 09/15/2023	$ 11,638,000	$ 12,514,387
5.50%, 03/16/2047	7,119,000	7,589,138

		51,312,801

Electric Utilities - 1.5%
Appalachian Power Co. 3.40%, 06/01/2025	5,285,000	5,169,261
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	549,441
8.88%, 11/15/2018	449,000	463,066
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	13,799,000	12,732,311
Duke Energy Progress LLC 3.60%, 09/15/2047	2,025,000	1,886,815
Entergy Arkansas, Inc. 3.70%, 06/01/2024	1,110,000	1,120,433
Jersey Central Power & Light Co. 7.35%, 02/01/2019	1,000,000	1,031,377
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (A)	1,540,000	1,577,572
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	7,223,000	7,404,461
5.30%, 06/01/2042	525,000	624,302
PacifiCorp
3.60%, 04/01/2024	8,385,000	8,450,415
5.75%, 04/01/2037	400,000	487,199
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	6,095,000	5,867,432

		47,364,085

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
3.25%, 09/08/2024	2,940,000	2,764,181
3.88%, 01/12/2028	6,625,000	6,237,491
Keysight Technologies, Inc. 4.55%, 10/30/2024	7,551,000	7,691,184

		16,692,856

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (A)	6,169,000	6,134,823
Schlumberger Investment SA 3.65%, 12/01/2023	835,000	841,236
Weatherford International, Ltd. 5.95%, 04/15/2042	960,000	696,000

		7,672,059

Equity Real Estate Investment Trusts - 1.9%
American Tower Trust #1 3.65%, 03/23/2048 (A)	2,000,000	1,974,975
CBL & Associates, LP 5.25%, 12/01/2023 (G)	7,049,000	5,896,254
EPR Properties
4.50%, 04/01/2025	4,740,000	4,642,480
4.75%, 12/15/2026	7,033,000	6,884,050
HCP, Inc.
3.40%, 02/01/2025	5,985,000	5,675,819
4.00%, 12/01/2022	3,000,000	3,012,305
Hospitality Properties Trust 5.00%, 08/15/2022	9,379,000	9,668,215

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Kilroy Realty, LP 4.25%, 08/15/2029	$ 12,920,000	$ 12,632,298
Realty Income Corp. 3.88%, 07/15/2024	4,095,000	4,055,005
VEREIT Operating Partnership, LP 4.13%, 06/01/2021	4,300,000	4,369,535

		58,810,936

Food & Staples Retailing - 0.8%
Kroger Co. 2.80%, 08/01/2022	3,317,000	3,208,358
Sysco Corp. 3.25%, 07/15/2027	4,894,000	4,619,365
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	9,530,000	9,493,493
Walmart, Inc. 3.63%, 12/15/2047	7,040,000	6,610,127

		23,931,343

Food Products - 0.5%
Conagra Brands, Inc. 3.20%, 01/25/2023	4,064,000	3,988,791
Danone SA 2.95%, 11/02/2026 (A)	6,206,000	5,745,961
Kraft Heinz Foods Co.
2.80%, 07/02/2020	965,000	957,977
4.88%, 02/15/2025 (A)	3,800,000	3,953,925

		14,646,654

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories 3.75%, 11/30/2026	10,930,000	10,777,893
Becton Dickinson and Co. 3.70%, 06/06/2027	8,031,000	7,607,266
Medtronic, Inc. 4.63%, 03/15/2045	5,836,000	6,167,959

		24,553,118

Health Care Providers & Services - 0.6%
Coventry Health Care, Inc. 5.45%, 06/15/2021	1,632,000	1,721,163
CVS Health Corp.
2.13%, 06/01/2021	8,495,000	8,193,812
5.05%, 03/25/2048	4,622,000	4,695,474
5.30%, 12/05/2043	319,000	337,599
HCA Healthcare, Inc. 6.25%, 02/15/2021	3,980,000	4,183,975

		19,132,023

Household Durables - 0.2%
D.R. Horton, Inc. 4.38%, 09/15/2022	4,697,000	4,828,435

Industrial Conglomerates - 0.9%
General Electric Co.
Fixed until 01/21/2021, 5.00% (B), 01/21/2021 (F)	20,121,000	19,919,790
5.50%, 01/08/2020, MTN	2,271,000	2,360,274
6.88%, 01/10/2039, MTN	5,796,000	7,375,263

		29,655,327

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance - 1.4%
Allstate Corp. 3.28%, 12/15/2026	$ 4,566,000	$ 4,416,741
American International Group, Inc. Fixed until 05/15/2038, 8.18% (B), 05/15/2068	640,000	838,400
Athene Global Funding 3.00%, 07/01/2022 (A)	4,653,000	4,495,288
Athene Holding, Ltd. 4.13%, 01/12/2028	9,824,000	9,196,113
AXA Equitable Holdings, Inc. 4.35%, 04/20/2028 (A)	7,742,000	7,566,742
Brighthouse Financial, Inc. 3.70%, 06/22/2027	2,963,000	2,682,818
CNA Financial Corp. 5.88%, 08/15/2020	4,347,000	4,592,169
Fidelity National Financial, Inc. 5.50%, 09/01/2022	1,690,000	1,812,277
Hartford Financial Services Group, Inc. 5.13%, 04/15/2022	4,315,000	4,572,553
Swiss Re America Holding Corp. 7.75%, 06/15/2030	2,903,000	3,781,424

		43,954,525

Internet Software & Services - 0.1%
Baidu, Inc. 3.88%, 09/29/2023	4,250,000	4,214,695

IT Services - 0.4%
DXC Technology Co. 4.75%, 04/15/2027	4,546,000	4,665,800
First Data Corp. 7.00%, 12/01/2023 (A)	3,825,000	4,002,404
Mastercard, Inc. 3.38%, 04/01/2024	2,903,000	2,907,600

		11,575,804

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.40%, 02/01/2019	3,036,000	3,029,276

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (A)	2,430,000	2,360,095

Media - 0.7%
21st Century Fox America, Inc. 7.63%, 11/30/2028	1,045,000	1,306,021
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	4,300,000	4,402,125
CSC Holdings LLC 10.13%, 01/15/2023 (A)	1,620,000	1,796,175
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (A) (F)	3,715,000	3,817,162
NBCUniversal Media LLC
4.38%, 04/01/2021	6,297,000	6,515,023
4.45%, 01/15/2043	5,495,000	5,376,564

		23,213,070

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	3,600,000	3,391,479
4.75%, 04/10/2027 (A)	1,705,000	1,704,287

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	$ 1,125,000	$ 1,078,594

		6,174,360

Multi-Utilities - 0.4%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	540,055
4.88%, 03/01/2044	725,000	784,222
Dominion Energy, Inc. 2.58%, 07/01/2020	3,948,000	3,886,728
DTE Electric Co. 4.30%, 07/01/2044	6,720,000	7,033,850
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	1,550,000	1,490,902

		13,735,757

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (G)	11,273,000	12,151,746
Apache Corp.
4.25%, 01/15/2044	360,000	327,254
4.75%, 04/15/2043	520,000	519,246
BP Capital Markets PLC 3.12%, 05/04/2026	9,549,000	9,136,295
Continental Resources, Inc. 3.80%, 06/01/2024	1,055,000	1,028,625
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,755,000	2,806,612
5.15%, 03/15/2045	1,238,000	1,126,595
5.95%, 10/01/2043	960,000	956,767
7.60%, 02/01/2024	3,005,000	3,378,210
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,600,461
4.85%, 07/15/2026 (G)	2,486,000	2,485,380
Enterprise Products Operating LLC 4.25%, 02/15/2048	10,898,000	10,303,136
EOG Resources, Inc. 2.45%, 04/01/2020	3,127,000	3,087,185
Exxon Mobil Corp.
1.82%, 03/15/2019	1,930,000	1,920,215
3.04%, 03/01/2026	7,955,000	7,699,483
Husky Energy, Inc. 4.00%, 04/15/2024	1,120,000	1,123,450
Kerr-McGee Corp. 6.95%, 07/01/2024	865,000	994,195
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	5,190,000	5,171,976
Kinder Morgan, Inc. 3.05%, 12/01/2019	1,466,000	1,461,295
Nexen Energy ULC 5.88%, 03/10/2035	110,000	126,423
Noble Energy, Inc. 6.00%, 03/01/2041	430,000	485,694
Petrobras Global Finance BV 6.25%, 03/17/2024	3,290,000	3,461,080
Petroleos Mexicanos
3.50%, 01/30/2023	6,930,000	6,559,245
6.88%, 08/04/2026	4,835,000	5,178,285

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petronas Capital, Ltd. 5.25%, 08/12/2019 (A)	$ 7,450,000	$ 7,646,002
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	6,630,000	6,442,434
Shell International Finance BV
2.50%, 09/12/2026	7,173,000	6,640,447
3.75%, 09/12/2046	2,122,000	2,007,863
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	1,010,000	1,016,219
4.63%, 03/01/2034	875,000	896,172
Western Gas Partners, LP 5.38%, 06/01/2021	1,956,000	2,023,899
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	522,288
7.88%, 09/01/2021	796,000	883,560
Williams Partners, LP 5.40%, 03/04/2044	814,000	830,013

		113,997,750

Pharmaceuticals - 0.3%
Perrigo Finance Unlimited Co. 4.38%, 03/15/2026	4,382,000	4,357,180
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	5,019,000	4,574,529

		8,931,709

Road & Rail - 0.0% (H)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	264,110
3.75%, 04/01/2024	294,000	298,031
Hertz Corp. 5.50%, 10/15/2024 (A) (G)	1,065,000	891,937

		1,454,078

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp. 2.88%, 05/11/2024	7,326,000	7,090,303
KLA-Tencor Corp.
4.13%, 11/01/2021	6,177,000	6,305,252
4.65%, 11/01/2024	3,250,000	3,359,138
QUALCOMM, Inc. 3.25%, 05/20/2027	6,703,000	6,168,874

		22,923,567

Software - 0.3%
Microsoft Corp. 3.30%, 02/06/2027	8,535,000	8,367,938

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.
2.40%, 05/03/2023	6,827,000	6,559,687
2.85%, 02/23/2023	5,198,000	5,109,014
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (A)	5,905,000	6,262,503
HP, Inc. 3.75%, 12/01/2020	270,000	273,241
Seagate HDD Cayman 4.88%, 06/01/2027	2,040,000	1,914,467
Western Digital Corp. 4.75%, 02/15/2026	6,380,000	6,284,300

		26,403,212

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.4%
Reynolds American, Inc.
4.45%, 06/12/2025	$ 7,671,000	$ 7,746,266
8.13%, 06/23/2019	2,315,000	2,445,198
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	1,745,000	1,843,141

		12,034,605

Trading Companies & Distributors - 0.3%
International Lease Finance Corp. 8.25%, 12/15/2020	9,599,000	10,687,594

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV
3.13%, 07/16/2022	4,075,000	3,992,533
4.38%, 07/16/2042 (G)	2,600,000	2,563,990
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	13,442,000	13,308,118
4.88%, 08/15/2040 (A)	6,645,000	6,856,778
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	4,891,000	5,028,559
Sprint Corp.
7.25%, 09/15/2021	1,520,000	1,613,100
7.88%, 09/15/2023	1,290,000	1,383,525

		34,746,603

Total Corporate Debt Securities (Cost $1,343,064,899)		1,309,646,856

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Brazil - 0.0% (H)
Brazil Government International Bond 4.25%, 01/07/2025 (G)	1,440,000	1,416,960

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	807,975
4.50%, 01/28/2026 (G)	7,375,000	7,522,500

		8,330,475

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	4,560,000	4,702,441
5.38%, 10/17/2023 (A)	2,500,000	2,662,680

		7,365,121

Mexico - 0.2%
Mexico Government International Bond 3.75%, 01/11/2028	6,720,000	6,333,600

Panama - 0.1%
Panama Government International Bond 3.88%, 03/17/2028	2,135,000	2,097,637

Peru - 0.0% (H)
Peru Government International Bond 7.35%, 07/21/2025 (G)	1,010,000	1,239,775

Poland - 0.1%
Republic of Poland Government International Bond 3.00%, 03/17/2023	1,920,000	1,888,320

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.0% (H)
Qatar Government International Bond 3.88%, 04/23/2023 (A)	$ 913,000	$ 909,211

Republic of Korea - 0.2%
Korea Development Bank 3.00%, 03/17/2019	5,200,000	5,192,040

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (A)	4,475,000	4,289,108

Total Foreign Government Obligations (Cost $40,087,708)		39,062,247

MORTGAGE-BACKED SECURITIES - 10.4%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 2.21% (B), 08/25/2035	815,127	692,926
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,384,747	1,322,266
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.32%, 2.22% (B), 11/20/2035	761,551	710,714
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	6,128,964	4,345,612
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,236,768	1,017,742
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (B), 12/05/2032 (A)	7,050,000	7,155,362
Banc of America Funding Trust Series 2005-E, Class 4A1, 3.69% (B), 03/20/2035	59,852	60,528
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	15,060,000	14,714,623
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	7,195,000	6,946,822
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,559,938
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,094,017
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.51% (B), 08/26/2035 (A)	361,619	361,788
Series 2011-R11, Class 23A1,
3.80% (B), 06/26/2035 (A)	364,213	368,033
Series 2012-RR12, Class 4A1,
4.10% (B), 04/26/2036 (A)	310,059	311,305
Bear Stearns Alt-A Trust Series 2004-11, Class 2A2, 3.94% (B), 11/25/2034	51,314	50,200
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (A)	13,430,000	13,481,538
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class B, 3.70% (B), 03/13/2035 (A)	6,250,000	6,211,046

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
3.65% (B), 02/25/2034	$ 43,672	$ 43,745
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 2.48% (B), 04/25/2035	153,836	145,464
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,625,000	1,648,899
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,123,244
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	936,097	958,023
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	4,721,694	4,697,714
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	1,747,140	1,751,821
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	12,561,848	12,358,592
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	593,901
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	171,307	167,688
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	3,968,082
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,785,909
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,452,688
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,790,240
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	25,340,000	24,692,467
Series 2016-GCT, Class C,
3.58% (B), 08/10/2029 (A)	4,900,000	4,834,162
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (A)	7,035,000	6,796,416
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (A)	9,280,000	9,193,319
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 3.30% (B), 08/26/2036 (A)	1,183,107	1,188,213
CSMC Trust
Series 2009-14R, Class 2A1,
5.00%, 06/26/2037 (A)	29,395	29,439
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.02% (B), 12/27/2036 (A)	1,665,069	1,583,032
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.20% (B), 12/27/2035 (A)	4,342,271	4,231,666
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.70% (B), 12/19/2033	18,740	17,847

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
GMACM Mortgage Loan Trust (continued)
Series 2005-AR1, Class 3A,
3.99% (B), 03/18/2035	$ 32,740	$ 32,984
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (B), 12/10/2027 (A)	3,320,000	3,258,472
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class C, 3.63%, 06/05/2031 (A)	3,235,000	3,211,561
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (B), 04/10/2031 (A)	4,664,567	4,487,095
HarborView Mortgage Loan Trust Series 2004-4, Class 2A, 1-Month LIBOR + 0.56%, 2.46% (B), 06/19/2034	406,518	392,794
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (A)	4,498,000	4,327,348
Impac CMB Trust
Series 2003-8, Class 1A1,
1-Month LIBOR + 0.68%, 2.58% (B), 10/25/2033	226,265	223,096
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 2.70% (B), 10/25/2034	24,566	24,077
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2007-AR15, Class 2A1, 3.55% (B), 08/25/2037	503,098	435,933
Jefferies Resecuritization Trust Series 2009-R2, Class 4A, 3.65% (B), 05/26/2037 (A)	200,458	201,016
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	6,911,444	6,968,013
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,757,064
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.30% (B), 02/25/2034	49,012	48,946
Series 2006-A2, Class 5A1,
3.59% (B), 11/25/2033	43,597	44,800
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	261,101	218,356
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 3.30% (B), 05/26/2037 (A)	947,546	950,962
MASTR Adjustable Rate Mortgages Trust Series 2007-R5, Class A1, 3.71% (B), 11/25/2035 (A)	404,950	335,842
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.54% (B), 10/25/2028	24,671	24,418
Series 2004-A1, Class 2A1,
3.69% (B), 02/25/2034	155,532	155,670

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 2.17% (B), 04/25/2035	$ 20,536	$ 20,425
Series 2005-A4, Class 2A2,
3.66% (B), 07/25/2035	141,950	137,988
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (B), 04/25/2057 (A)	1,566,996	1,536,097
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,787,818
Series 2013-C11, Class B,
4.51% (B), 08/15/2046	1,035,000	1,052,161
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (A)	13,507,000	13,033,567
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50% (B), 10/26/2035 (A)	62,008	63,210
Series 2012-R3, Class 1A,
3.02% (B), 11/26/2036 (A)	166,909	164,762
Series 2013-R8, Class 9A,
1-Month LIBOR + 0.36%, 2.59% (B), 09/26/2036 (A)	12,847	12,839
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	5,543,715	5,354,392
Series 2014-R4, Class 4A,
3.53% (B), 11/21/2035 (A)	936,238	943,127
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.30% (B), 08/15/2034 (A)	20,801,199	20,853,200
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	2,720,023	2,740,257
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	999,251	1,002,390
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	775,132	777,582
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,592,100	2,589,035
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	3,550,479	3,564,096
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	2,702,340	2,709,840
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	3,179,400	3,192,438
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	4,492,969	4,447,176
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	6,360,615	6,431,737
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	2,325,405	2,351,456

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	$ 18,140,230	$ 18,295,365
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	5,255,542	5,316,598
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (A)	10,807,000	10,784,912
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (A)	6,500,000	6,345,307
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1-Month LIBOR + 0.58%, 2.48% (B), 05/25/2035	2,275,941	2,209,703
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (B), 01/11/2037 (A)	4,200,000	3,987,059
RALI Trust
Series 2007-QO1, Class A1,
1-Month LIBOR + 0.15%, 2.05% (B), 02/25/2047	396,142	369,923
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 2.09% (B), 05/25/2047	741,868	715,649
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 3.54% (B), 01/26/2036 (A)	331,284	334,748
Series 2009-7, Class 5A4,
1-Month LIBOR + 0.40%, 2.27% (B), 06/26/2037 (A)	450,816	448,020
SCG Trust Series 2013-SRP1, Class AJ, 1-Month LIBOR + 2.20%, 4.10% (B), 11/15/2026 (A)	6,570,000	6,556,212
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.54% (B), 07/25/2035	428,644	363,703
Series 2007-3, Class 3A1,
3.84% (B), 04/25/2047	1,091,886	870,570
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 1-Month LIBOR + 0.70%, 2.60% (B), 01/19/2034	33,467	32,656
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	6,983,000	6,939,918
Voyager BRSTN Delaware Trust, Interest Only STRIPS Series 2009-1, Class UAU7, 3.89% (B), 12/26/2036 (A)	21,724	21,678

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 1-Month LIBOR + 2.50%, 4.40% (B), 06/15/2029 (A)	$ 3,245,000	$ 3,248,254
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 2.48% (B), 07/25/2045	42,865	42,229
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 2.09% (B), 07/25/2047	513,226	144,384
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class B, 3.78%, 02/15/2048	3,000,000	2,925,524
Wells Fargo Mortgage-Backed Securities Trust Series 2003-N, Class 1A2, 3.59% (B), 12/25/2033	464,063	472,140

Total Mortgage-Backed Securities (Cost $334,426,387)		327,745,623

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.6%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	340,000	477,765
State of California, General Obligation Unlimited
7.30%, 10/01/2039	2,760,000	3,936,119
7.60%, 11/01/2040	4,320,000	6,556,291
7.70%, 11/01/2030	1,650,000	1,834,915
7.95%, 03/01/2036	5,350,000	5,805,766
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	315,000	331,188

		18,942,044

Georgia - 0.0% (H)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	295,000	361,744

New Jersey - 0.0% (H)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	431,000	634,057

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	355,000	477,081
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	340,000	438,552

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	$ 330,000	$ 389,166
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	570,000	661,069

		1,965,868

Total Municipal Government Obligations (Cost $22,468,165)		21,903,713

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.3%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.57%, 3.24% (B), 02/01/2037	15,937	16,446
6-Month LIBOR + 1.36%, 3.24% (B), 05/01/2037	42,604	43,709
6-Month LIBOR + 1.57%, 3.35% (B), 04/01/2037	52,657	54,329
12-Month LIBOR + 1.66%, 3.44% (B), 01/01/2038	124,147	129,135
12-Month LIBOR + 1.73%, 3.48% (B), 09/01/2035	558,385	584,931
12-Month LIBOR + 1.75%, 3.50% (B), 12/01/2034	16,325	17,086
12-Month LIBOR + 1.79%, 3.54% (B), 09/01/2037	17,816	18,656
6-Month LIBOR + 2.12%, 3.62% (B), 05/01/2037	24,477	25,722
12-Month LIBOR + 1.90%, 3.89% (B), 02/01/2041	378,301	395,190
5.00%, 08/01/2035 - 12/01/2035	2,246,577	2,417,524
5.50%, 11/01/2038 - 06/01/2041	1,464,670	1,606,115
6.00%, 05/01/2031	355,371	398,553
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	26,433,338	25,828,226
3.06% (B), 08/25/2024	26,490,000	26,296,061
3.17%, 10/25/2024	2,140,000	2,135,437
3.49%, 01/25/2024	9,965,000	10,129,643
3.53% (B), 07/25/2023	8,335,000	8,512,461
Federal National Mortgage Association
2.50%, TBA (D)	28,428,000	27,650,116
6-Month LIBOR + 0.96%, 2.73% (B), 08/01/2037	5,551	5,612
3.00%, TBA (D)	188,083,000	183,151,100
6-Month LIBOR + 1.51%, 3.10% (B), 01/01/2035	14,723	15,216
6-Month LIBOR + 1.53%, 3.15% (B), 08/01/2034	4,767	4,903
3.50%, 07/01/2028 - 01/01/2029	3,353,596	3,399,851
3.50%, TBA (D)	121,631,000	121,080,387
12-Month LIBOR + 1.73%, 3.57% (B), 08/01/2035	42,680	44,849

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.75%, 3.73% (B), 03/01/2041	$ 249,199	$ 258,889
12-Month LIBOR + 1.82%, 3.83% (B), 03/01/2041	103,511	108,880
4.00%, 06/01/2042	1,130,403	1,160,051
4.00%, TBA (D)	36,397,000	37,070,912
4.50%, 02/01/2025 - 06/01/2026	1,779,960	1,846,473
5.00%, 04/01/2039 - 11/01/2039	15,216,678	16,439,967
5.00%, TBA (D)	13,987,000	14,851,899
5.50%, 04/01/2036 - 12/01/2041	7,322,794	8,128,336
6.00%, 02/01/2034 - 06/01/2041	15,171,421	16,971,056
6.50%, 06/01/2038 - 05/01/2040	2,333,733	2,613,257
Government National Mortgage Association, Interest Only STRIPS 0.77% (B), 02/16/2053	6,216,137	268,653

Total U.S. Government Agency Obligations (Cost $518,870,051)		513,679,631

U.S. GOVERNMENT OBLIGATIONS - 19.0%
U.S. Treasury - 16.7%
U.S. Treasury Bond
2.25%, 08/15/2046	16,835,000	14,156,525
2.50%, 02/15/2045 - 05/15/2046	51,622,200	45,957,417
2.75%, 08/15/2042 - 08/15/2047	44,491,400	41,766,060
2.88%, 08/15/2045	16,537,000	15,869,706
3.00%, 05/15/2042	9,875,000	9,762,749
3.13%, 02/15/2042	25,448,800	25,706,270
3.50%, 02/15/2039	18,811,100	20,222,667
3.63%, 02/15/2044	42,584,600	46,658,416
4.50%, 02/15/2036	28,620,200	34,637,150
4.75%, 02/15/2037	29,637,000	37,162,020
5.25%, 02/15/2029	23,701,100	28,741,287
U.S. Treasury Note
1.00%, 11/30/2019	51,953,800	50,803,104
1.13%, 06/30/2021	10,512,000	10,022,535
1.25%, 11/30/2018	51,871,600	51,612,242
1.50%, 08/15/2026	29,986,000	26,836,299
1.63%, 03/31/2019 - 05/15/2026	38,852,200	37,120,008
2.00%, 02/15/2025	4,970,900	4,696,530
2.25%, 11/15/2027	27,114,400	25,565,913

		527,296,898

U.S. Treasury Inflation-Protected Securities - 2.3%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	9,394,482	10,257,535
2.50%, 01/15/2029	21,655,105	25,454,677
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	36,291,257	36,206,492

		71,918,704

Total U.S. Government Obligations (Cost $612,722,026)		599,215,602

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.73% (B)	60,502	$ 1,620,849
CoBank ACB, Series F, Fixed until 10/01/2022, 6.25% (B)	6,000	633,000

		2,253,849

Capital Markets - 0.0% (H)
State Street Corp., Series D, Fixed until 03/15/2024, 5.90% (B)	23,039	607,999

Electric Utilities - 0.0% (H)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (B) (G)	7,998	211,547

Total Preferred Stocks (Cost $3,059,634)		3,073,395

	Principal	Value
COMMERCIAL PAPER - 9.5%
Banks - 2.8%
Bedford Row Funding Corp. 1.89% (E), 05/24/2018	$ 22,500,000	22,473,406
Concord Capital Co. 1.88% (E), 05/04/2018	31,000,000	30,995,221
Macquarie Bank, Ltd. 2.34% (E), 07/20/2018	2,000,000	1,989,822
Sumitomo Mitsui Banking Corp. 2.15% (E), 06/14/2018	31,000,000	30,920,055

		86,378,504

Capital Markets - 0.8%
Cedar Spring Capital Co. 2.26% (E), 06/11/2018	25,995,000	25,929,276

Commercial Services & Supplies - 0.2%
Charta LLC 1.90% (E), 05/24/2018	5,800,000	5,793,070

Diversified Financial Services - 5.7%
Alpine Securitizaton 2.38% (E), 07/02/2018 (A)	30,000,000	29,879,617
Atlantic Asset Securitization LLC
1.79% (E), 05/04/2018	4,000,000	3,999,413
1.83% (E), 05/07/2018	20,000,000	19,994,000
Barton Capital Corp. 2.38% (E), 07/02/2018	10,000,000	9,959,872
Cafco LLC 2.31% (E), 06/13/2018	29,000,000	28,921,370
Crown Point Capital Co. 2.38% (E), 06/29/2018	25,000,000	24,904,535
Sheffield Receivable 2.29% (E), 06/14/2018	27,400,000	27,324,650
Thunder Bay Funding LLC 2.24% (E), 06/14/2018	24,679,000	24,612,641

	Principal	Value

COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Victory Receivables 1.80% (E), 05/02/2018	$ 11,000,000	$ 10,999,459

		180,595,557

Total Commercial Paper (Cost $298,696,407)		298,696,407

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury Bill 1.71% (E), 07/05/2018	70,000,000	69,787,603

Total Short-Term U.S. Government Obligation (Cost $69,787,603)		69,787,603

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (E)	22,789,338	22,789,338

Total Securities Lending Collateral (Cost $22,789,338)		22,789,338

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.74% (E), dated 04/30/2018, to be repurchased at $22,835,645 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $23,296,613.	$ 22,835,176	22,835,176

Total Repurchase Agreement (Cost $22,835,176)		22,835,176

Total Investments (Cost $3,603,694,068)		3,540,758,288
Net Other Assets (Liabilities) - (12.4)%		(389,736,274)

Net Assets - 100.0%		$ 3,151,022,014

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$282,322,697	$—	$282,322,697
Certificate of Deposit	—	30,000,000	—	30,000,000
Corporate Debt Securities	—	1,309,646,856	—	1,309,646,856
Foreign Government Obligations	—	39,062,247	—	39,062,247
Mortgage-Backed Securities	—	327,745,623	—	327,745,623
Municipal Government Obligations	—	21,903,713	—	21,903,713
U.S. Government Agency Obligations	—	513,679,631	—	513,679,631
U.S. Government Obligations	—	599,215,602	—	599,215,602
Preferred Stocks	3,073,395	—	—	3,073,395
Commercial Paper	—	298,696,407	—	298,696,407
Short-Term U.S. Government Obligations	—	69,787,603	—	69,787,603
Securities Lending Collateral	22,789,338	—	—	22,789,338
Repurchase Agreement	—	22,835,176	—	22,835,176

Total Investments	$25,862,733	$3,514,895,555	$—	$3,540,758,288

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $884,149,323, representing 28.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the value of the security is $3,500,000, representing 0.1% of the Fund’s net assets.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rates disclosed reflect the yields at April 30, 2018.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,328,439. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 97.4%
Alabama - 0.3%
Alabama Public School & College Authority, Revenue Bonds, Series A, 5.00%, 05/01/2018	$ 110,000	$ 110,000
Alabama State University, Revenue Bonds, AGC, 4.25%, 05/01/2021	25,000	25,500
Bessemer Governmental Utility Services Corp., Revenue Bonds, BAM, 5.00%, 06/01/2029	2,210,000	2,561,655
City of Birmingham, General Obligation Unlimited, Series A, AMBAC, 4.50%, 12/01/2027	55,000	55,121
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds, AGM, 4.00%, 04/01/2025	120,000	129,422
Marshall County Board of Education, Special Tax AGM, 4.00%, 03/01/2031 - 03/01/2032	915,000	951,611

		3,833,309

Alaska - 0.1%
Alaska Housing Finance Corp., Revenue Bonds
Series B, 5.00%, 06/01/2018	180,000	180,461
Series D, 5.00%, 12/01/2025	1,425,000	1,614,938
CIVICVentures, Revenue Bonds, 4.00%, 09/01/2018	100,000	100,689
State of Alaska International Airports System, Revenue Bonds, Series A, 5.00%, 10/01/2031	65,000	73,537

		1,969,625

Arizona - 1.6%
Arizona Board of Regents, Certificate of Participation
Series A, 5.00%, 06/01/2019	150,000	154,932
Series C, 5.00%, 06/01/2018	105,000	105,271
Arizona Industrial Development Authority, Revenue Bonds 5.25%, 07/01/2022 (A)	1,400,000	1,380,946
Series A, 5.00%, 03/01/2037	830,000	925,541
Arizona School Facilities Board, Certificate of Participation, AGC-ICC, 5.13%, 09/01/2021	110,000	111,233
BluePath Trust, Revenue Bonds, 2.75%, 09/01/2026 (A) (B)	5,420,739	5,165,482

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
County of Pima, Certificate of Participation, 5.00%, 12/01/2026	$ 35,000	$ 39,240
County of Pima Sewer System Revenue, Revenue Bonds
Series A, 5.00%, 07/01/2019	25,000	25,914
Series B, 5.00%, 07/01/2018	250,000	251,320
County of Santa Cruz, Revenue Bonds, AGM, 4.00%, 07/01/2026	140,000	151,969
Industrial Development Authority of the City of Phoenix, Revenue Bonds 2.95%, 07/01/2026	2,700,000	2,587,842
3.88%, 07/01/2021 (A)	190,000	189,964
5.00%, 07/01/2036	1,440,000	1,562,458
Series A, 4.00%, 07/01/2022 (A)	2,300,000	2,238,797
Series B, 4.00%, 07/01/2022 (A)	1,625,000	1,581,759
Industrial Development Authority of the County of Pima, Revenue Bonds, Series R, 2.88%, 07/01/2021	315,000	314,285
La Paz County Industrial Development Authority, Revenue Bonds 4.90%, 06/15/2028 (A)	560,000	550,334
Series A, 5.00%, 02/15/2021 - 02/15/2026 (A)	1,960,000	2,092,438
Maricopa County Elementary School District No. 25, General Obligation Unlimited, Series A, BAM, 4.00%, 07/01/2024	135,000	145,936
Maricopa County Industrial Development Authority, Revenue Bonds, Series A, 5.00%, 01/01/2034	375,000	413,374
Maricopa County Unified School District No. 89, General Obligation Limited, 5.00%, 07/01/2023	40,000	44,980
Pima County Unified School District No. 1, General Obligation Unlimited, Series D, AGM, 5.00%, 07/01/2026	100,000	100,538
Pinal County Electrical District No. 4, Revenue Bonds AGM, 5.00%, 12/01/2022 - 12/01/2025	355,000	395,293
Tempe Industrial Development Authority, Revenue Bonds, Series B, 5.35%, 10/01/2025 (A)	1,575,000	1,600,924
Yuma County Elementary School District No. 1, General Obligation Unlimited Series B, AGM, 5.00%, 07/01/2025 - 07/01/2027	800,000	937,806

		23,068,576

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 1.1%
Arkansas Development Finance Authority, Revenue Bonds, AMBAC, Zero Coupon, 07/01/2026	$ 105,000	$ 81,813
Little Rock School District, General Obligation Limited 3.00%, 02/01/2026 - 02/01/2030	16,450,000	16,386,938

		16,468,751

California - 7.1%
Acalanes Union High School District, General Obligation Unlimited, Series C, Zero Coupon, 08/01/2026	235,000	184,851
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM, 4.00%, 10/01/2035 - 10/01/2037	3,215,000	3,309,092
5.00%, 10/01/2036	150,000	168,833
Alisal Union School District, General Obligation Unlimited Series A, BAM, Zero Coupon, 08/01/2033 - 08/01/2034	350,000	187,740
Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, AGM, 5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,541,842
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM, 2.50%, 10/01/2025	115,000	115,465
3.00%, 10/01/2032 - 10/01/2033	300,000	293,105
4.00%, 10/01/2027	185,000	204,752
Brentwood Infrastructure Financing Authority, Revenue Bonds, 4.00%, 07/01/2018	100,000	100,394
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds, 5.00%, 09/01/2025	140,000	163,185
Calexico Financing Authority, Revenue Bonds, AGM, 4.00%, 04/01/2024	515,000	546,436
California Community College Financing Authority, Revenue Bonds, Series A, BAM, 2.50%, 06/01/2031	220,000	199,428
California Health Facilities Financing Authority, Revenue Bonds
Series B, 5.00%, 11/15/2031	125,000	144,518
Series D, 5.00%, 08/15/2022	25,000	27,382
California Municipal Finance Authority, Revenue Bonds 4.38%, 07/01/2025 (A) (B)	750,000	765,457
Series A, 4.50%, 06/01/2028 (A)	200,000	198,712

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California School Finance Authority, Revenue Bonds
Series A, 3.00%, 07/01/2018 (A)	$ 840,000	$ 841,579
4.00%, 08/01/2025 (A)	350,000	365,204
California State University, Revenue Bonds, Series A, 4.00%, 11/01/2034	255,000	266,544
California Statewide Communities Development Authority, Revenue Bonds
Fixed until 04/01/2020, 1.90% (C), 04/01/2028	75,000	74,357
Fixed until 12/01/2023, 2.63% (C), 11/01/2033	1,500,000	1,495,725
5.00%, 04/01/2028 - 04/01/2030	100,000	114,908
AGM, 5.00%, 10/01/2026	450,000	512,559
Series A, 3.00%, 11/01/2022 (A)	2,000,000	1,995,820
3.50%, 11/01/2027 (A)	2,630,000	2,606,909
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	853,460
Series B, 5.00%, 07/01/2030	445,000	499,410
Chowchilla Public Financing Authority, Revenue Bonds
Series C, AGM, 3.13%, 06/01/2033	175,000	166,765
3.25%, 06/01/2034 - 06/01/2035	425,000	404,626
Chula Vista Redevelopment Agency Successor Agency, Tax Allocation, AGM, 4.00%, 10/01/2035	985,000	1,023,513
City of Escondido, Special Tax, Series E, BAM, 5.00%, 09/01/2027	420,000	482,336
City of Lathrop, Special Assessment 3.00%, 09/02/2020	140,000	140,830
4.00%, 09/02/2021 - 09/02/2022	265,000	275,916
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds, Series B, 5.00%, 11/01/2037	75,000	84,930
City of Visalia, Certificate of Participation, AGM, 5.00%, 12/01/2024	360,000	412,643
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM, 5.00%, 09/01/2026	70,000	79,483
Series A, AGM, 4.00%, 09/01/2031 - 09/01/2032	1,060,000	1,121,395
5.00%, 09/01/2029 - 09/01/2030	1,520,000	1,742,285
Colton Joint Unified School District, General Obligation Unlimited
BAM, 4.00%, 02/01/2033	55,000	57,764
5.00%, 02/01/2029	480,000	558,514
Corning Union High School District, General Obligation Unlimited, Series A, AGM, 3.00%, 08/01/2019	110,000	111,769

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
County of El Dorado, Special Tax
BAM, 3.00%, 09/01/2025 - 09/01/2026	$ 695,000	$ 711,414
3.13%, 09/01/2027	390,000	399,118
5.00%, 09/01/2021 - 09/01/2024	2,860,000	3,216,750
County of Santa Cruz, Certificate of Participation 4.00%, 08/01/2032 - 08/01/2033	655,000	694,470
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax Series A, AGM, 4.00%, 09/01/2029 - 09/01/2030	860,000	921,976
Davis Joint Unified School District, Certificate of Participation, BAM, 4.00%, 08/01/2024	95,000	102,963
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B, 3.00%, 12/01/2031	5,950,000	5,838,973
3.25%, 12/01/2036	5,625,000	5,404,162
Dixon Unified School District, Certificate of Participation, BAM, 5.00%, 09/01/2028	85,000	99,044
Dry Creek Joint Elementary School District, Special Tax, AGM, 5.00%, 09/01/2024	190,000	217,048
Elk Grove Unified School District, Certificate of Participation BAM, 5.00%, 02/01/2027 - 02/01/2029	4,175,000	4,831,144
Etiwanda School District, Special Tax
Series 2, 2.00%, 09/01/2018 - 09/01/2020	100,000	100,041
3.00%, 09/01/2021 - 09/01/2022	185,000	189,358
3.50%, 09/01/2023	75,000	77,453
Fairfield-Suisun Unified School District Financing Corp., Special Tax
BAM, 2.00%, 08/15/2020	1,905,000	1,906,524
2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,200,017
Gilroy Unified School District, Certificate of Participation, BAM, 4.00%, 04/01/2032	650,000	684,229
Golden State Tobacco Securitization Corp., Revenue Bonds Series A-1, 5.00%, 06/01/2023 - 06/01/2024	3,815,000	4,279,807
Hacienda La Puente Unified School District, Certificate of Participation, AGM, 5.00%, 06/01/2024	250,000	285,350
Hesperia Unified School District, Certificate of Participation, BAM, 3.00%, 02/01/2033	275,000	262,009

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Kern Community College District, General Obligation Unlimited, 5.00%, 11/01/2018	$ 100,000	$ 101,672
Lancaster Redevelopment Agency Successor Agency, Tax Allocation, Series A, 2.38%, 08/01/2028	2,460,000	2,317,566
Lancaster School District, Certificate of Participation BAM, 3.13%, 04/01/2034 - 04/01/2035	700,000	657,996
Los Angeles Community College District, General Obligation Unlimited, Series I, 3.00%, 08/01/2018	170,000	170,551
Menifee Union School District Public Financing Authority, Special Tax
Series A, 4.00%, 09/01/2019	480,000	492,595
5.00%, 09/01/2023	425,000	481,104
Series A, BAM, 5.00%, 09/01/2029 - 09/01/2034	1,915,000	2,151,918
Norwalk-La Mirada Unified School District, General Obligation Unlimited, AGM, 4.75%, 08/01/2018	270,000	272,144
Oakdale Public Financing Authority, Special Tax 2.63%, 09/01/2022	110,000	110,289
3.00%, 09/01/2024	165,000	165,185
Panama-Buena Vista Union School District, Certificate of Participation
BAM, 4.00%, 09/01/2018	325,000	327,574
5.00%, 09/01/2024	265,000	302,725
Peralta Community College District, General Obligation Unlimited Series D, 3.50%, 08/01/2032 - 08/01/2034	6,120,000	6,179,566
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation, Series A, AGM, 5.00%, 09/01/2022	425,000	473,327
Placerville Union School District, General Obligation Unlimited, BAM, 3.00%, 08/01/2033	150,000	145,515
Rim of the World Unified School District, General Obligation Unlimited, BAM, 4.00%, 08/01/2034	175,000	183,124
Rio Bravo-Greeley Union School District, General Obligation Unlimited, BAM, 3.00%, 09/01/2032	575,000	535,975
Rio Elementary School District Community Facilities District, Special Tax BAM, 5.00%, 09/01/2029 - 09/01/2032	1,740,000	2,001,217

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B, AGM, 5.00%, 10/01/2028 - 10/01/2030	$ 1,510,000	$ 1,777,268
Series C, AGM, 5.00%, 10/01/2022	190,000	212,258
Riverside Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 09/01/2020 - 09/01/2026	245,000	271,214
Roseville Joint Union High School District, General Obligation Unlimited Series B, Zero Coupon, 08/01/2030 - 08/01/2032	1,020,000	616,298
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation Series B, AGM, 5.00%, 09/01/2025 - 09/01/2028	835,000	954,592
San Diego Public Facilities Financing Authority, Revenue Bonds, 5.00%, 10/15/2026	490,000	570,649
San Diego Unified School District, General Obligation Unlimited Series K-2, Zero Coupon, 07/01/2029 - 07/01/2030	2,700,000	1,834,110
San Gorgonio Memorial Health Care District, General Obligation Unlimited, 5.00%, 08/01/2024	135,000	154,151
San Leandro Redevelopment Agency Successor Agency, Tax Allocation, 5.00%, 09/01/2027	200,000	226,472
Sanger Unified School District, Certificate of Participation
AGM, 3.13%, 06/01/2033	75,000	73,274
3.25%, 06/01/2035	100,000	96,429
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation, AGM, 5.00%, 10/01/2023	735,000	830,668
Snowline Joint Unified School District, Special Tax, Series A, 3.00%, 09/01/2022	280,000	286,168
South Tahoe Redevelopment Agency, Special Tax, Series 1, 3.38%, 10/01/2021	110,000	112,006
State of California, General Obligation Unlimited, 4.00%, 08/01/2034	560,000	585,586
Stockton Public Financing Authority, Revenue Bonds, Series A, NATL, 5.00%, 10/01/2031	15,000	15,037
Stockton Public Financing Authority, Special Tax, Series A, BAM, 4.00%, 09/02/2030	1,310,000	1,391,993

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM, 4.00%, 09/01/2018	$ 150,000	$ 151,143
5.00%, 09/01/2022	50,000	55,861
Sutter Union High School District, General Obligation Unlimited BAM, Zero Coupon, 08/01/2027 - 08/01/2028	300,000	217,918
Vacaville Redevelopment Agency Successor Agency, Tax Allocation, Series A, AGM, 2.75%, 09/01/2031	140,000	128,701
Vacaville Unified School District, Certificate of Participation
AGM, 3.00%, 12/01/2022	55,000	56,858
4.00%, 12/01/2023 - 12/01/2025	565,000	617,886
Victor Valley Union High School District, Certificate of Participation, Series A, BAM, 2.00%, 11/15/2025	225,000	217,618
Victor Valley Union High School District, General Obligation Unlimited
Series B, AGM, 2.50%, 08/01/2031	110,000	98,465
4.00%, 08/01/2032	620,000	655,681
Washington Township Health Care District, General Obligation Unlimited Series DT, 4.00%, 08/01/2032 - 08/01/2036	2,275,000	2,369,348
Washington Unified School District, General Obligation Unlimited, AGM, 4.00%, 08/01/2024	110,000	121,293
West Hill Community College District, General Obligation Unlimited Series C, BAM, 5.00%, 08/01/2021 - 08/01/2026	280,000	320,802
Whittier Union High School District, General Obligation Unlimited Zero Coupon, 08/01/2026 - 08/01/2028	12,265,000	9,032,524

		101,984,600

Colorado - 2.3%
Baca Grande Water & Sanitation District, General Obligation Unlimited, AGM, 3.00%, 12/01/2035	450,000	411,358
BNC Metropolitan District No. 1, General Obligation Limited, Series A, BAM, 5.00%, 12/01/2032	360,000	405,497
Bradburn Metropolitan District No. 2, General Obligation Limited, Series A, 4.00%, 12/01/2028	500,000	493,195

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2037	$ 525,000	$ 536,944
Castle Oaks Metropolitan District No. 3, General Obligation Limited, 5.00%, 12/01/2037	1,500,000	1,503,540
Centerra Metropolitan District No. 1, Tax Allocation, 2.70%, 12/01/2019 (A) (B) (D)	493,000	494,942
City of Arvada, Certificate of Participation 4.00%, 12/01/2030 - 12/01/2034	2,515,000	2,648,469
Colorado Educational & Cultural Facilities Authority, Revenue Bonds 4.00%, 07/01/2019 - 08/01/2026	845,000	897,569
5.00%, 06/15/2029 - 08/01/2036	2,240,000	2,503,629
Series A, 5.00%, 06/01/2036	540,000	606,263
Colorado Health Facilities Authority, Revenue Bonds 4.00%, 05/15/2029	1,950,000	2,069,691
5.00%, 06/01/2028 - 06/01/2030	2,750,000	3,050,402
Series A, 4.25%, 11/01/2024 - 05/11/2017	2,995,000	2,938,335
Series B, 3.13%, 05/15/2027	1,250,000	1,205,475
5.00%, 05/15/2021 - 05/15/2026	3,315,000	3,568,328
Series B, AGM, 5.25%, 03/01/2036	20,000	20,571
Colorado Higher Education, Certificate of Participation, Series A, 5.00%, 11/01/2026	50,000	58,473
Colorado Housing & Finance Authority, Revenue Bonds
Series C, GMNA, 2.75%, 05/01/2028	640,000	628,442
2.80%, 11/01/2028	1,325,000	1,297,771
Eagle-Vail Metropolitan District, General Obligation Unlimited, 4.00%, 12/01/2032	200,000	215,334
Gateway Regional Metropolitan District, General Obligation Limited, AGM, 3.00%, 12/01/2032	150,000	140,357
Grand River Hospital District, General Obligation Unlimited, AGM, 5.00%, 12/01/2027	75,000	87,885
Heather Gardens Metropolitan District, General Obligation Unlimited AGM, 4.00%, 12/01/2024 - 12/01/2032	2,520,000	2,780,795
Park Creek Metropolitan District, Tax Allocation Series A, 5.00%, 12/01/2032 - 12/01/2037	1,455,000	1,614,445

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Sand Creek Metropolitan District, General Obligation Limited MAC, 4.00%, 12/01/2032 - 12/01/2034	$ 1,475,000	$ 1,612,244
Solaris Metropolitan District No. 3, General Obligation Limited, Series A, 3.75%, 12/01/2026	640,000	636,736
Thornton Development Authority, Tax Allocation, 5.00%, 12/01/2022	400,000	441,012

		32,867,702

Connecticut - 2.1%
City of Bridgeport, General Obligation Unlimited, Series C, AGM, 5.00%, 08/15/2024	1,275,000	1,410,035
City of Hartford, General Obligation Unlimited
Series A, AGM, 5.00%, 04/01/2022 - 07/01/2025	465,000	515,064
Series A, BAM, 4.00%, 12/01/2027	515,000	546,482
5.00%, 12/01/2021 - 12/01/2026	12,885,000	14,373,737
Series A, BAM-TCRS, 5.00%, 04/01/2025	1,485,000	1,589,336
Series B, 4.00%, 04/01/2019	100,000	101,947
Series C, AGM, 5.00%, 07/15/2019 - 07/15/2023	1,365,000	1,495,820
Series C, BAM, 5.00%, 08/15/2021 - 08/15/2022	375,000	401,586
City of New Britain, General Obligation Unlimited, Series A, BAM, 5.00%, 03/01/2025	240,000	273,250
City of New Haven, General Obligation Unlimited, Series B, BAM, 5.00%, 08/15/2025	385,000	431,031
Connecticut Housing Finance Authority, Revenue Bonds
Series A-1, 3.10%, 05/15/2028	2,015,000	2,024,007
Series A-4, 1.40%, 11/15/2019	700,000	695,142
Series B-1, 2.40%, 11/15/2026	90,000	87,283
Series B3, 2.40%, 05/15/2026	55,000	53,698
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Fixed until 03/01/2019, 1.65% (C), 11/15/2029	1,635,000	1,629,621
NATL, 5.00%, 07/01/2018	100,000	100,521
Series B, AGC, 5.50%, 07/01/2032	250,000	250,418
Series H, 5.00%, 07/01/2018	60,000	60,302

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
State of Connecticut, General Obligation Unlimited
Series A, 5.00%, 04/15/2024 - 04/15/2027	$ 145,000	$ 145,345
Series B, 4.00%, 03/01/2029	25,000	25,662
5.00%, 04/15/2022 - 04/15/2024	295,000	295,702
State of Connecticut Special Tax Revenue, Revenue Bonds, Series A, 5.00%, 08/01/2022	60,000	65,702
Town of New Milford, General Obligation Unlimited, 5.00%, 07/15/2018	250,000	251,655
Town of Plymouth, General Obligation Unlimited, 4.00%, 07/15/2019	400,000	407,244
Town of South Windsor, General Obligation Unlimited, 2.00%, 02/15/2019	200,000	200,032
Town of Wilton, General Obligation Unlimited 3.13%, 03/01/2034	550,000	546,925
3.25%, 03/01/2035 - 03/01/2038	2,150,000	2,139,858
University of Connecticut, Revenue Bonds, Series A, 5.00%, 11/15/2023	25,000	26,102

		30,143,507

District of Columbia - 0.4%
District of Columbia, General Obligation Unlimited 5.00%, 06/01/2019	40,000	40,108
Series E, 5.00%, 06/01/2018	100,000	100,263
District of Columbia, Revenue Bonds
Series A, 4.13%, 07/01/2027	1,000,000	1,007,310
5.00%, 07/01/2032	1,500,000	1,574,115
Series B, 3.88%, 07/01/2024	1,500,000	1,500,390
Series C, 4.00%, 12/01/2021	25,000	26,630
District of Columbia Housing Finance Agency, Revenue Bonds, Series A, 3.70%, 09/01/2033	2,010,000	2,018,965
District of Columbia Water & Sewer Authority, Revenue Bonds, Series A, 5.00%, 10/01/2023	25,000	27,895
Metropolitan Washington Airports Authority, Revenue Bonds
Series A, 5.00%, 10/01/2020	25,000	26,832
Series C, 5.00%, 10/01/2019	55,000	57,374

		6,379,882

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 3.8%
Cape Coral Health Facilities Authority, Revenue Bonds 4.00%, 07/01/2020 (A)	$ 360,000	$ 363,258
4.25%, 07/01/2021 (A)	435,000	442,582
Capital Trust Agency, Inc., Revenue Bonds 3.00%, 07/01/2019 (A)	180,000	181,064
3.50%, 07/01/2020 - 07/01/2022 (A)	1,885,000	1,908,774
Series A, 4.50%, 07/01/2034	2,170,000	2,219,237
Citizens Property Insurance Corp., Revenue Bonds, Series A-1, AGM, 4.00%, 06/01/2018	135,000	135,251
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM, 2.13%, 09/01/2022	105,000	101,013
2.75%, 09/01/2025 - 09/01/2026	1,485,000	1,445,938
City of Fernandina Beach Utility System Revenue, Revenue Bonds, Series A, 5.00%, 09/01/2019	45,000	46,805
City of Fort Myers, Revenue Bonds 4.00%, 12/01/2030 - 12/01/2034	1,040,000	1,079,158
City of Gainesville Utilities System Revenue, Revenue Bonds, Series C, 5.00%, 10/01/2018	270,000	273,653
City of Jacksonville, Revenue Bonds 3.00%, 10/01/2026	475,000	479,090
4.00%, 10/01/2029	765,000	805,606
5.50%, 10/01/2028	100,000	101,554
Series C, 5.00%, 10/01/2031	200,000	220,680
City of North Port, Special Assessment, BAM, 5.00%, 07/01/2020	90,000	95,314
City of Orlando, Revenue Bonds
Series A, AGM, 5.00%, 11/01/2027 - 11/01/2029	4,105,000	4,765,299
Series B, AGM, 5.00%, 11/01/2025 - 11/01/2038	9,225,000	10,424,532
City of Pompano Beach, Revenue Bonds 4.00%, 09/01/2018 - 09/01/2020	515,000	530,066
City of Tallahassee, Revenue Bonds, 5.00%, 10/01/2023	55,000	61,443
City of Tampa, Revenue Bonds 5.00%, 07/01/2024	420,000	473,991
Series A, 5.00%, 11/15/2025	25,000	27,426
Columbia County School Board, Certificate of Participation, Series A, BAM, 5.00%, 07/01/2026	340,000	388,474
County of Miami-Dade Aviation Revenue, Revenue Bonds, 5.00%, 10/01/2029	750,000	868,035
County of Miami-Dade Transit System, Revenue Bonds, Series A, 5.00%, 07/01/2019	100,000	103,584

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds, Series B, AGM, 5.25%, 10/01/2018	$ 175,000	$ 177,504
Escambia County School Board, Revenue Bonds, 4.00%, 09/01/2019	120,000	123,310
Flagler County School District, Certificate of Participation, Series A, AGM, 5.00%, 08/01/2018	25,000	25,190
Florida Department of Environmental Protection, Revenue Bonds, Series A, 5.00%, 07/01/2022	55,000	61,024
Florida Department of Management Services, Certificate of Participation, Series A, 5.00%, 08/01/2019	35,000	35,626
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.00%, 04/01/2035	1,100,000	1,206,788
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.20%, 01/01/2023	150,000	149,667
2.25%, 07/01/2023	220,000	219,571
2.30%, 01/01/2024	500,000	495,265
2.35%, 07/01/2024	500,000	493,760
2.45%, 01/01/2025	500,000	493,620
2.50%, 07/01/2025	500,000	492,875
2.65%, 01/01/2026	500,000	495,190
2.70%, 07/01/2026	500,000	493,485
2.75%, 01/01/2027	500,000	492,395
2.80%, 07/01/2027	500,000	491,240
2.85%, 01/01/2028	500,000	490,030
2.90%, 07/01/2028	500,000	488,335
3.75%, 07/01/2035	2,585,000	2,668,056
Series A, GNMA, FNMA, FHLMC, 2.25%, 07/01/2022	140,000	139,115
Florida Municipal Power Agency, Revenue Bonds, Series A, 5.00%, 10/01/2018	25,000	25,336
Greater Orlando Aviation Authority, Revenue Bonds, Series A, 3.60%, 10/01/2018	40,000	40,320
Indian River County School Board, Certificate of Participation, Series A, 5.00%, 07/01/2018	300,000	301,608
JEA Electric System Revenue, Revenue Bonds, Series D1, 5.00%, 10/01/2018	100,000	101,366
Kissimmee Utility Authority, Revenue Bonds, AGM, 5.25%, 10/01/2018	100,000	101,414

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Manatee County School District, Revenue Bonds, AGM, 5.00%, 10/01/2021	$ 50,000	$ 54,821
Miami-Dade County Industrial Development Authority, Revenue Bonds, 1.50% (C), 10/01/2018	500,000	498,540
Northern Palm Beach County Improvement District, Special Assessment AGM, 5.00%, 08/01/2021 - 08/01/2024	1,095,000	1,207,170
Orange County Health Facilities Authority, Revenue Bonds Series A, 5.00%, 10/01/2033 - 10/01/2034	8,190,000	9,128,436
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC, 1.55%, 03/01/2019	80,000	79,790
1.65%, 09/01/2019	80,000	79,811
3.15%, 09/01/2032	495,000	479,398
Peace River Manasota Regional Water Supply Authority, Revenue Bonds, 5.00%, 10/01/2019	100,000	104,389
South Broward Hospital District, Revenue Bonds, 5.00%, 05/01/2036	130,000	130,000
St. Johns County Industrial Development Authority, Revenue Bonds, Series A, Fixed until 08/01/2024, 4.13% (C), 08/01/2047	1,000,000	992,070
Tradition Community Development District No. 1, Special Assessment, AGM, 4.00%, 05/01/2023	525,000	554,941
Village Community Development District No. 12, Special Assessment 3.25%, 05/01/2023 (A)	300,000	302,025
3.25%, 05/01/2026	2,520,000	2,505,938
Volusia County School Board, Certificate of Participation Series A, BAM, 5.00%, 08/01/2027 - 08/01/2028	705,000	804,928
Walton County District School Board, Certificate of Participation, AGM, 5.00%, 07/01/2026	445,000	503,544

		55,269,718

Georgia - 0.5%
Atlanta Development Authority, Revenue Bonds, 5.00%, 09/01/2018	1,000,000	1,010,300
City of East Point, Tax Allocation, 3.00%, 08/01/2022	1,000,000	1,026,920
Cobb County Kennestone Hospital Authority, Revenue Bonds, 5.00%, 04/01/2019	150,000	154,136

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
County of DeKalb Water & Sewerage Revenue, Revenue Bonds, 5.00%, 10/01/2018	$ 60,000	$ 60,802
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1, 3.20%, 12/01/2036	690,000	664,629
3.25%, 12/01/2037	1,320,000	1,271,662
Series B, 3.40%, 12/01/2037	1,345,000	1,301,879
Series C, 2.85%, 06/01/2028 - 12/01/2028	970,000	946,694
Valdosta Housing Authority, Revenue Bonds, XCLA, 4.50%, 08/01/2029	200,000	200,426

		6,637,448

Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds 4.50%, 07/01/2018	85,000	85,288
5.00%, 07/01/2019 - 07/01/2031	755,000	816,997
Guam Power Authority, Revenue Bonds, Series A, AGM, 5.00%, 10/01/2026	175,000	189,726

		1,092,011

Idaho - 0.4%
County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	4,500,000	4,414,095
Idaho Housing & Finance Association, Revenue Bonds
Series A, 4.00%, 07/01/2026 08/04/2016	385,000	394,425
Series A-1, Class I, 2.75%, 07/01/2031	620,000	605,777

		5,414,297

Illinois - 14.3%
Adams County School District No. 172, General Obligation Unlimited
AGM, 3.00%, 02/01/2033	300,000	272,520
3.25%, 02/01/2036	495,000	451,965
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,312,983
5.00%, 02/01/2029	1,495,000	1,669,586
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited AGM, Zero Coupon, 01/01/2023	2,955,000	2,601,540
Carol Stream Park District, General Obligation Unlimited, BAM, 5.00%, 01/01/2037	1,375,000	1,522,276
Central Lake County Joint Action Water Agency, Revenue Bonds, 4.00%, 05/01/2019	60,000	61,251
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited Series A, AGM, 5.00%, 10/01/2022 - 10/01/2024	5,000,000	5,574,431

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC, 5.50%, 12/01/2021	$ 410,000	$ 444,653
Series A, AGM-CR, NATL, 5.25%, 12/01/2021	150,000	161,412
Series B, AGM, 5.00%, 12/01/2024 - 12/01/2035	475,000	480,446
Series C, AGM, 5.00%, 12/01/2027	2,125,000	2,168,435
Series D, AGM, 5.00%, 12/01/2022	50,000	50,511
Chicago O’Hare International Airport, Revenue Bonds, Series B, 5.00%, 01/01/2021	150,000	160,805
Chicago Park District, General Obligation Limited
Series B, 4.00%, 01/01/2019	25,000	25,253
5.00%, 01/01/2022	105,000	113,215
City of Berwyn, General Obligation Unlimited, Series A, AGM, 4.00%, 12/01/2018	200,000	202,120
City of Burbank, General Obligation Unlimited, BAM-TCRS, 3.70%, 12/01/2018	300,000	303,030
City of Calumet City, General Obligation Unlimited
BAM, 4.00%, 03/01/2020 - 03/01/2024	2,335,000	2,427,637
Series A, BAM, 4.00%, 03/01/2022	1,345,000	1,399,217
City of Chicago, General Obligation Unlimited
Series A, 4.00%, 01/01/2019	50,000	50,692
Series A, AGM, 4.75%, 01/01/2030 - 01/01/2038	115,000	115,413
5.00%, 01/01/2026	110,000	114,616
Series C, 5.00%, 01/01/2026 - 01/01/2027	3,000,000	3,194,820
Series D, 5.00%, 01/01/2020	90,000	91,278
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR, 3.00%, 01/01/2021	750,000	758,430
5.00%, 01/01/2022 - 01/01/2024	700,000	760,515
BAM-TCRS, 3.00%, 01/01/2021	475,000	480,339
City of Chicago Waterworks Revenue, Revenue Bonds 3.00%, 11/01/2019	125,000	126,446
4.00%, 11/01/2023	500,000	525,835
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,788,509
AGM-CR, 5.00%, 11/01/2027	140,000	152,375
Series A-1, 5.00%, 11/01/2024	5,000,000	5,558,300

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Country Club Hills, General Obligation Unlimited
BAM, 4.00%, 12/01/2028 - 12/01/2031	$ 1,610,000	$ 1,659,263
4.50%, 12/01/2030 - 12/01/2031	1,345,000	1,413,701
City of DeKalb, General Obligation Unlimited, Series A, BAM-TCRS, 2.25%, 01/01/2029	250,000	206,693
City of East Peoria, General Obligation Unlimited
Series A, AGM, 4.20%, 01/01/2028	200,000	206,456
4.50%, 01/01/2033	170,000	176,742
City of Evanston, General Obligation Unlimited, Series C, 4.00%, 12/01/2018	50,000	50,088
City of Flora, General Obligation Unlimited BAM, 3.50%, 11/01/2022 - 11/01/2024	585,000	595,661
City of Kankakee, General Obligation Unlimited Series A, AGM, 4.00%, 01/01/2026 - 01/01/2027	800,000	828,713
City of Monmouth, General Obligation Unlimited, Series B, BAM, 3.00%, 12/01/2023	130,000	132,412
City of North Chicago, General Obligation Unlimited
Series A, AGM, 4.00%, 11/01/2020	160,000	166,208
Series B, AGM, 4.00%, 11/01/2023	40,000	42,598
City of Princeton, General Obligation Unlimited, Series E, 2.50%, 12/01/2019	40,000	40,228
City of Rochelle Electric System Revenue, Revenue Bonds
AGM, 3.00%, 05/01/2019	310,000	312,861
4.00%, 05/01/2021	225,000	234,621
City of Sterling, General Obligation Unlimited 3.00%, 11/01/2018	25,000	25,143
AGM, 3.00%, 12/01/2024 - 12/01/2026	590,000	574,951
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited BAM-TCRS, 4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,071,802
Cook & Will Counties Community College District No. 515, General Obligation Limited, 5.00%, 12/01/2024	70,000	76,855
Cook & Will Counties School District No. 194, General Obligation Limited, Series B, BAM, 5.00%, 12/01/2033	775,000	845,633

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook & Will Counties School District No. 194, General Obligation Unlimited, BAM, 4.13%, 12/01/2035	$ 930,000	$ 935,041
Cook County Community College District No. 508, General Obligation Unlimited 5.00%, 12/01/2018 - 12/01/2024	2,320,000	2,435,525
BAM-TCRS, 5.25%, 12/01/2027	2,110,000	2,331,677
Cook County Community College District No. 524, General Obligation Unlimited, Series B, NATL, 5.00%, 12/01/2019	50,000	50,121
Cook County Community High School District No. 229, General Obligation Limited, 4.00%, 12/01/2023	1,505,000	1,610,531
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	95,032
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	79,535
Cook County High School District No. 205, General Obligation Limited, AGC, 5.50%, 12/01/2019	100,000	102,132
Cook County High School District No. 220, General Obligation Limited
AGM-CR, 5.00%, 12/01/2025	700,000	785,183
BAM-TCRS, 5.00%, 12/01/2026	1,545,000	1,730,462
Cook County School District No. 100, General Obligation Unlimited, BAM, 4.00%, 12/01/2021	430,000	451,801
Cook County School District No. 109, General Obligation Limited, 4.00%, 12/01/2018	180,000	182,108
Cook County School District No. 149, General Obligation Limited, Series A-1, AGM, 4.00%, 12/01/2028	980,000	1,007,979
Cook County School District No. 157, General Obligation Unlimited Series A, AGM, Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,216,906
Cook County School District No. 158, General Obligation Limited, AGM, 3.00%, 12/01/2021	325,000	328,412
Cook County School District No. 162, General Obligation Limited, AGM, 4.00%, 12/01/2027	250,000	255,595
Cook County School District No. 163, General Obligation Limited, Series A, AGM, 5.00%, 12/15/2028	70,000	76,936
Cook County School District No. 31, General Obligation Limited Series A, 3.00%, 12/01/2021	100,000	101,389

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 81, General Obligation Unlimited, AGM, 4.00%, 12/01/2019	$ 500,000	$ 506,230
Cook County School District No. 84.5, General Obligation Limited, Series A, AGM, 4.50%, 12/01/2025	410,000	410,812
Cook County School District No. 87, General Obligation Limited, AGM, 4.00%, 12/01/2018	175,000	175,280
Cook County School District No. 99, General Obligation Unlimited, Series A, AGC, 5.00%, 12/01/2018	100,000	101,540
County of Cook, General Obligation Unlimited
Series C, 4.25%, 11/15/2019	65,000	66,971
5.00%, 11/15/2020	100,000	104,360
Series C, AGM-CR, 5.00%, 11/15/2024	1,500,000	1,655,790
Series D, 5.00%, 11/15/2019	25,000	26,040
County of Cook, Revenue Bonds, 4.00%, 11/15/2019	300,000	309,399
County of Winnebago, General Obligation Unlimited, Series C, 3.00%, 12/30/2018	50,000	50,422
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited, Series A, BAM-TCRS, 4.00%, 02/01/2030	2,285,000	2,342,468
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited, Series A, 2.50%, 12/30/2019	30,000	30,185
DuPage County Community High School District No. 99, General Obligation Unlimited, 5.00%, 12/01/2018	100,000	101,745
Governors State University, Certificate of Participation, AGC, 4.50%, 01/01/2019	185,000	187,231
Grundy County School District No. 54, General Obligation Unlimited, AGM-CR, 6.00%, 12/01/2024	2,300,000	2,564,822
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM, 5.00%, 08/15/2028	150,000	164,757
Series B, AGM, 5.00%, 02/15/2023	165,000	180,296
Illinois Development Finance Authority, Revenue Bonds AGM, Zero Coupon, 01/01/2021	85,000	79,889

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds 4.00%, 08/01/2032	$ 630,000	$ 611,295
5.00%, 08/01/2025 - 08/01/2031	3,975,000	4,424,460
Illinois Finance Authority, Revenue Bonds (continued)
AGM, 4.00%, 12/01/2023	140,000	149,367
5.00%, 12/01/2036	1,900,000	2,077,688
Series A, 5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,700,757
Series A-1, 3.50%, 12/01/2027	2,250,000	2,173,320
Fixed until 01/15/2020, 5.00% (C), 11/01/2030	110,000	115,287
Series A-2,
Fixed until 02/12/2020, 5.00% (C), 11/01/2030	150,000	157,520
Series B, 5.00%, 11/01/2019	40,000	41,786
5.50%, 11/01/2020	80,000	84,158
Series C, 5.00%, 05/15/2020 - 08/15/2021	170,000	181,017
Series L, 4.00%, 12/01/2018	95,000	96,184
Illinois Health Facilities Authority, Revenue Bonds, Series A, AGM, 5.00%, 05/15/2019	60,000	60,070
Illinois Housing Development Authority, Revenue Bonds
FNMA, 2.63%, 09/01/2032	1,530,899	1,456,987
Series A-1, 3.00%, 02/01/2022	440,000	450,512
Illinois State Toll Highway Authority, Revenue Bonds, Series D, 5.00%, 01/01/2024	45,000	50,855
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited, Series A, AMBAC, BAM-TCRS, Zero Coupon, 11/01/2022	1,400,000	1,216,418
Joliet Regional Port District, General Obligation Unlimited Series A, AGM, 4.00%, 12/30/2024 - 06/30/2026	520,000	543,604
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited, Series A, 5.00%, 01/01/2033	260,000	286,179
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited Series D, 5.00%, 01/01/2025 - 01/01/2026	130,000	145,129
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS, 4.00%, 02/01/2022	1,240,000	1,307,468
5.00%, 02/01/2024 - 02/01/2025	5,200,000	5,853,365
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited, Series A, 5.00%, 12/15/2022	100,000	109,908

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited, 5.50%, 02/01/2023	$ 300,000	$ 336,609
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited, Series B, 3.50%, 01/01/2027	230,000	234,085
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited 5.00%, 01/01/2021 - 01/01/2022	105,000	112,698
Lake County Community Unit School District No. 116, General Obligation Limited, Series B, 3.00%, 01/15/2023	305,000	310,362
Lake County School District No. 38, General Obligation Unlimited, BAM-TCRS, 3.00%, 02/01/2022	2,500,000	2,523,925
Lake County Special Education District No. 825, Revenue Bonds Series B, 4.00%, 10/01/2018 - 10/01/2019	285,000	290,054
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited Series B, AGM, 4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,150,008
Lincolnshire-Prairie View School District No. 103, Revenue Bonds, Series B, 3.00%, 12/01/2018	70,000	70,426
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM, 3.25%, 12/01/2023	1,195,000	1,198,621
3.50%, 12/01/2024	1,270,000	1,287,145
4.00%, 12/01/2025	1,360,000	1,429,890
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited, Series B, BAM, 3.50%, 03/01/2029	2,070,000	2,060,685
Madison Bond Etc Counties Community Unit School District No. 5, General Obligation Unlimited Series A, AGM, 4.00%, 02/01/2025 - 02/01/2026	910,000	954,176
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Unlimited 5.00%, 11/01/2018 - 11/01/2021	710,000	750,525
Series A, AGM, 5.00%, 11/01/2031 - 11/01/2033	3,450,000	3,831,641
Series A, BAM-TCRS, 5.00%, 11/01/2022 - 11/01/2026	5,150,000	5,630,829
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited, AGM-CR, FGIC, Zero Coupon, 01/01/2024	560,000	462,140

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McHenry County Community Unit School District No. 12, General Obligation Unlimited, Series A, AGM, 5.00%, 01/01/2023	$ 70,000	$ 76,080
McHenry County Community Unit School District No. 200, General Obligation Unlimited, 5.00%, 01/15/2019	65,000	66,347
McHenry County Conservation District, General Obligation Unlimited, 5.00%, 02/01/2026	110,000	124,419
McLean & Woodford Counties Community Unit School District No. 5, General Obligation Unlimited, AGC, 4.00%, 12/01/2018	70,000	70,820
McLean County Public Building Commission, Revenue Bonds, 4.00%, 12/01/2034	1,245,000	1,281,279
Metropolitan Pier & Exposition Authority, Revenue Bonds
NATL,
Zero Coupon, 06/15/2019	110,000	106,160
5.70% (E), 06/15/2023	155,000	174,093
Series A, NATL,
Zero Coupon, 06/15/2026	20,000	14,091
Series B, 5.00%, 12/15/2028	20,000	20,852
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited, Series B, 5.00%, 12/01/2019	60,000	62,863
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited
Series A, AGM, 4.00%, 12/01/2032	270,000	288,749
Series B, AGM, 3.30%, 12/01/2035	255,000	251,642
Series C, AGM, 3.00%, 12/01/2031	140,000	136,480
Northeastern Illinois University, Certificate of Participation
AGM, 3.00%, 07/01/2019 - 07/01/2023	2,815,000	2,856,368
4.00%, 07/01/2025	565,000	596,126
Northeastern Illinois University, Revenue Bonds
Series 1, BAM, 3.00%, 07/01/2020	625,000	632,850
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,376,222
Northern Illinois University, Certificate of Participation, AGM, 5.00%, 09/01/2024	105,000	115,433
Northern Illinois University, Revenue Bonds, 5.50%, 04/01/2021	70,000	73,724
Northlake Public Library District, General Obligation Unlimited, AGM, 3.00%, 12/01/2021	610,000	626,073
Ogle & Stephenson Counties Community Unit School District No. 221, General Obligation Unlimited, BAM, 5.00%, 02/01/2024	500,000	551,130

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Peoria Metropolitan Airport Authority, Revenue Bonds, 5.60%, 12/01/2022	$ 35,000	$ 35,776
Peoria Public Building Commission, Revenue Bonds, BAM, 5.00%, 12/01/2022	1,075,000	1,172,115
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited Series C, MAC, 4.00%, 12/01/2026 - 12/01/2029	675,000	716,932
Railsplitter Tobacco Settlement Authority, Revenue Bonds 5.00%, 06/01/2018 - 06/01/2019	240,000	246,399
5.25%, 06/01/2020 - 06/01/2021	185,000	197,147
5.38%, 06/01/2021	85,000	92,411
6.00%, 06/01/2028	75,000	83,609
Regional Transportation Authority, Revenue Bonds, Series A, NATL, 5.50%, 07/01/2025	65,000	76,410
Rock Island Country Public Building Commission, Revenue Bonds
AGM, 3.00%, 12/01/2021	175,000	176,064
4.00%, 12/01/2023	285,000	299,988
5.00%, 12/01/2024 - 12/01/2031	1,950,000	2,182,329
Saline County Community Unit School District No. 3, General Obligation Unlimited Series C, AGM, 2.00%, 12/01/2020 - 12/01/2021	665,000	647,121
Sangamon County Community Unit School District No. 5, General Obligation Unlimited, Series B, 5.00%, 01/01/2023	150,000	165,780
Southern Illinois University, Certificate of Participation, Series A-1, BAM, 4.00%, 02/15/2026	375,000	392,332
Southern Illinois University, Revenue Bonds
Series A, AGM, 5.50%, 04/01/2023	370,000	424,013
Series B, BAM-TCRS, 5.00%, 04/01/2021	435,000	471,322
Southwestern Illinois Development Authority, Revenue Bonds
AGC, 3.80%, 02/01/2019	130,000	131,578
Series B, BAM-TCRS, 5.00%, 10/15/2026	1,000,000	1,121,320
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	2,145,000	1,876,272
Series B, BAM, 2.75%, 12/01/2027	125,000	117,718
St. Clair County High School District No. 201, General Obligation Unlimited, Series B, BAM, 5.00%, 02/01/2025	4,040,000	4,604,146
St. Clair County School District No. 119, General Obligation Unlimited, AGM, 5.00%, 04/01/2031	440,000	493,992

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited 5.00%, 08/01/2018 - 02/01/2022	$ 235,000	$ 239,444
AGM, 5.00%, 01/01/2020	150,000	155,870
Series B, 5.25%, 01/01/2019	375,000	380,711
Tazewell County School District No. 51, General Obligation Unlimited NATL, 9.00%, 12/01/2021 - 12/01/2022	1,565,000	1,926,070
Town of Cicero, General Obligation Unlimited, Series B, AGM, 4.20%, 12/01/2027	490,000	498,139
University of Illinois, Revenue Bonds
Series A, AMBAC, 5.50%, 04/01/2022	200,000	219,492
Series A, BAM-TCRS, 4.00%, 04/01/2031	1,495,000	1,544,230
Village of Bedford Park Water System Revenue, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2026	95,000	99,937
Village of Bellwood, General Obligation Unlimited
AGM, 5.00%, 12/01/2019 - 12/01/2027	385,000	419,307
Series B, AGM, 3.00%, 12/01/2029	280,000	258,381
Village of Broadview, General Obligation Unlimited Series A, BAM, 3.00%, 12/01/2020 - 12/01/2022	510,000	514,836
Village of Calumet Park, General Obligation Unlimited BAM, 4.00%, 12/01/2021 - 12/01/2032	2,540,000	2,624,873
Village of Crestwood, General Obligation Unlimited
BAM, 4.50%, 12/15/2027 - 12/15/2029	2,445,000	2,608,362
Series B, BAM, 5.00%, 12/15/2028 - 12/15/2035	6,820,000	7,392,278
Village of Dolton, General Obligation Unlimited, Series A, AGC, 4.50%, 12/01/2024	300,000	304,935
Village of Elmwood Park, General Obligation Unlimited, 2.00%, 12/01/2018	125,000	124,784
Village of Franklin Park, Revenue Bonds, BAM, 5.00%, 04/01/2026	230,000	251,905
Village of Glenview, General Obligation Unlimited, Series A, 3.00%, 12/01/2019	25,000	25,414
Village of Hazel Crest, General Obligation Unlimited BAM, 4.00%, 12/01/2024 - 12/01/2026	980,000	1,034,527
Village of Lansing, General Obligation Unlimited, AGM, 5.00%, 03/01/2023	415,000	453,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Lyons, General Obligation Unlimited
Series B, BAM, 5.00%, 12/01/2032	$ 125,000	$ 134,071
Series C, BAM, 3.00%, 12/01/2019 - 12/01/2024	515,000	517,473
4.00%, 12/01/2022 - 12/01/2023	550,000	576,286
Village of Machesney Park, Revenue Bonds, Series B, AGM, 4.38%, 12/01/2019	150,000	150,321
Village of Melrose Park, General Obligation Unlimited, AGM, 3.00%, 12/15/2020	350,000	352,278
Village of Montgomery, Special Assessment
BAM, 2.10%, 03/01/2020	200,000	200,284
2.45%, 03/01/2022	200,000	195,652
2.60%, 03/01/2023	250,000	242,900
2.85%, 03/01/2024	310,000	298,673
3.00%, 03/01/2025	145,000	139,375
3.10%, 03/01/2026	285,000	274,047
3.20%, 03/01/2027	325,000	312,364
3.30%, 03/01/2028	270,000	259,581
3.40%, 03/01/2029	795,000	764,186
3.45%, 03/01/2030	150,000	143,850
Village of Mount Prospect, General Obligation Unlimited, 3.00%, 12/01/2021	100,000	101,392
Village of Oak Park, General Obligation Unlimited, Series A, 3.00%, 11/01/2029	795,000	747,674
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	210,000	209,922
3.00%, 03/01/2019	340,000	343,203
Village of Richton Park, General Obligation Unlimited, BAM, 4.00%, 12/01/2035	570,000	560,789
Village of River Grove, General Obligation Unlimited, AGC, 3.80%, 12/15/2019	160,000	162,614
Village of South Holland, General Obligation Unlimited, Series B, 4.00%, 12/15/2022	105,000	110,654
Warren County Community Unit School District No. 238, General Obligation Unlimited, AGM, 4.00%, 12/01/2021	75,000	78,803
Wauconda Special Service Area No.1, Special Tax
Series A, BAM, 2.63%, 03/01/2022	140,000	137,861
3.00%, 03/01/2019	115,000	116,083
5.00%, 03/01/2033	305,000	328,723
Western Illinois Economic Development Authority, Revenue Bonds 4.00%, 06/01/2018 - 06/01/2033	6,570,000	6,485,453

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Western Illinois University, Certificate of Participation
AGM, 3.00%, 10/01/2022	$ 3,010,000	$ 3,011,053
5.00%, 10/01/2024	3,330,000	3,651,245
Western Illinois University, Revenue Bonds BAM, 5.00%, 04/01/2020 - 04/01/2024	2,705,000	2,904,878
Will County Community High School District No. 210, General Obligation Unlimited
AGM, 5.00%, 01/01/2020	370,000	382,580
Series A, AGM-CR, 5.00%, 01/01/2027	3,475,000	3,745,424
Will County Community Unit School District No. 201, General Obligation Limited, Series C, AGM, 5.00%, 01/01/2027	1,075,000	1,222,759
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	750,000	609,825
Series B, AGM, 5.00%, 01/01/2026	515,000	589,201
Will County School District No. 86, General Obligation Unlimited, Series C, AGM-CR, 5.00%, 03/01/2024	8,195,000	9,177,089

		206,085,291

Indiana - 2.3%
Aurora School Building Corp., Revenue Bonds, 5.00%, 07/15/2020	115,000	122,165
Boone County Hospital Association, Revenue Bonds, 3.63%, 07/15/2018	300,000	301,137
City of Evansville, Revenue Bonds Series A, AGM, 5.00%, 02/01/2022 - 02/01/2025	375,000	421,171
City of Lafayette Sewage Works Revenue, Revenue Bonds, 4.00%, 07/01/2018	200,000	200,688
City of Lebanon Electric Utility Revenue, Revenue Bonds, BAM, 3.00%, 01/01/2019	100,000	100,813
City of Rockport, Revenue Bonds
Series A, 2.75%, 06/01/2025	7,500,000	7,437,825
Series D,
Fixed until 06/01/2021, 2.05% (C), 04/01/2025	3,000,000	2,956,680
Evansville Redevelopment Authority, Revenue Bonds BAM, 5.00%, 02/01/2026 - 02/01/2027	3,200,000	3,703,729
Frankfort High School Elementary School Building Corp., Revenue Bonds, 5.00%, 01/15/2026	270,000	310,284

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Greater Clark County School Building Corp., Revenue Bonds, Series A, 4.00%, 07/15/2024	$ 135,000	$ 144,638
Greenfield Middle School Building Corp., Revenue Bonds, 4.00%, 07/15/2018	50,000	50,216
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds, 3.00%, 07/15/2018	125,000	125,314
Hobart Building Corp., Revenue Bonds, 4.00%, 07/15/2018	175,000	175,738
Indiana Finance Authority, Revenue Bonds 3.50%, 10/01/2025	960,000	965,635
4.00%, 02/01/2021	405,000	424,983
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,378,347
Series A, 5.00%, 10/01/2018 - 09/15/2028	2,770,000	2,995,338
Series B, 5.00%, 02/01/2025	125,000	126,012
Indiana Health & Educational Facilities Financing Authority, Revenue Bonds, AGM, 5.25%, 05/15/2041	135,000	135,000
Indiana Health Facility Financing Authority, Revenue Bonds
Fixed until 05/01/2020, 1.25% (C), 11/01/2027	3,435,000	3,366,953
5.00%, 11/15/2034	1,725,000	1,928,998
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC, 2.85%, 07/01/2031	255,000	243,346
Series C-1, GNMA, FNMA, FHLMC, 3.25%, 01/01/2032	1,780,000	1,762,485
Indiana University, Revenue Bonds, Series A, 5.00%, 06/01/2024	50,000	57,527
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series K, 5.00%, 06/01/2018	50,000	50,120
Ivy Tech Community College of Indiana, Revenue Bonds
Series L, 5.00%, 07/01/2018	50,000	50,255
Series T, 5.00%, 07/01/2018	100,000	100,510
Jeffersonville Redevelopment Authority, Revenue Bonds, AGM, 3.00%, 08/01/2026	760,000	784,700
Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020 (B)	345,000	348,657
Kokomo-Center School Building Corp., Revenue Bonds, Series A, 4.00%, 07/15/2018	475,000	477,004
Lake County Public Library District, General Obligation Unlimited, 4.00%, 08/01/2019	40,000	41,070

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Town of Milford IN Sewer Revenue, Revenue Bonds, 3.63%, 07/01/2034	$ 100,000	$ 98,782

		33,386,120

Iowa - 0.1%
City of Ames, General Obligation Unlimited, Series A, 2.25%, 06/01/2028	370,000	347,086
City of Ankeny, General Obligation Unlimited, Series B, 2.00%, 06/01/2018	125,000	125,029
County of Polk, General Obligation Unlimited, Series C, 5.00%, 06/01/2018	50,000	50,131
Iowa Lakes Community College, General Obligation Unlimited, BAM, 2.00%, 06/01/2018	130,000	130,016
Iowa State Board of Regents, Revenue Bonds, 4.00%, 09/01/2022	50,000	53,526
West Des Moines Community School District, General Obligation Unlimited, 5.00%, 05/01/2018	100,000	100,000

		805,788

Kansas - 1.2%
City of Dodge City, Revenue Bonds, 3.00%, 07/15/2021	180,000	183,753
City of Wichita, Revenue Bonds 4.00%, 11/15/2018	200,000	202,314
Series I, 5.00%, 05/15/2028 (F)	300,000	320,196
County of Atchison, Revenue Bonds
Series A, 2.50%, 04/01/2020	270,000	269,746
3.40%, 04/01/2025	100,000	100,960
Douglas County Unified School District No. 491, General Obligation Unlimited
AGM, 2.38%, 09/01/2029	200,000	180,604
2.50%, 09/01/2030	450,000	407,327
3.00%, 09/01/2033	1,000,000	936,260
Fort Scott Community College, Certificate of Participation, Series A, 3.38%, 06/01/2033	110,000	107,137
Johnson & Miami Counties Unified School District No. 230, General Obligation Unlimited, 5.00%, 09/01/2027	3,640,000	4,293,416
Johnson County Park & Recreation District, Certificate of Participation, Series A, 5.00%, 09/01/2018	100,000	101,060
Johnson County Unified School District No. 231, General Obligation Unlimited Series A, 5.00%, 10/01/2029 - 10/01/2030	1,790,000	2,031,058
Kansas Development Finance Authority, Revenue Bonds 5.00%, 01/01/2020	90,000	94,403
Series C, BAM, 4.00%, 05/01/2022	90,000	95,351
Series G2, 5.00%, 05/01/2018	100,000	100,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM, 3.00%, 12/01/2026 - 12/01/2027	$ 1,090,000	$ 1,086,595
3.13%, 12/01/2033	180,000	173,837
Montgomery County Unified School District No. 446, General Obligation Unlimited BAM, 5.00%, 09/01/2027 - 09/01/2030	3,460,000	3,994,771
Sedgwick County Unified School District No. 262, General Obligation Unlimited 5.00%, 09/01/2034	500,000	575,280
BAM, 3.13%, 09/01/2034 - 09/01/2035	1,150,000	1,071,116
Unified Government of Greeley County, General Obligation Unlimited
Series B, 4.00%, 12/01/2035	200,000	203,532
5.00%, 12/01/2037	275,000	305,731

		16,834,447

Kentucky - 3.2%
Bullitt County School District Finance Corp., Revenue Bonds 3.10%, 09/01/2026	65,000	65,858
3.25%, 09/01/2028	545,000	555,944
City of Winchester Combined Utilities Revenue, Revenue Bonds, Series A, BAM, 4.00%, 07/01/2029	685,000	741,478
County of Carroll, Revenue Bonds, Series A, Fixed until 09/01/2019, 1.05% (C), 09/01/2042	2,750,000	2,711,582
County of Pike, General Obligation Unlimited
AGM, 2.13%, 03/01/2023	55,000	53,420
2.25%, 03/01/2024	180,000	175,516
Eastern Kentucky University, Revenue Bonds, Series A, 4.00%, 04/01/2025	425,000	450,806
Fayette County School District Finance Corp., Revenue Bonds, Series B, 4.00%, 05/01/2024	140,000	149,695
Floyd County School District Finance Corp., Revenue Bonds, 3.00%, 08/01/2024	110,000	111,376
Kentucky Asset Liability Commission, Revenue Bonds
NATL, 5.25%, 09/01/2019	150,000	156,467
Series A,
3.00%, 09/01/2018	850,000	853,154
3.25%, 09/01/2024	100,000	103,473
5.00%, 09/01/2018	100,000	101,026
Kentucky Municipal Power Agency, Revenue Bonds Series A, Fixed until 03/01/2026, 3.45%(C), 09/01/2042	2,500,000	2,489,725
Series A, NATL,
5.00%, 09/01/2023	115,000	127,865

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky State Property & Building Commission, Revenue Bonds BAM-TCRS, 5.00%, 04/01/2029	$ 3,450,000	$ 3,965,706
Series A,
5.00%, 10/01/2018	315,000	319,013
Kentucky Turnpike Authority, Revenue Bonds, Series A, 5.00%, 07/01/2021	25,000	27,167
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds AGM-CR, 4.00%, 06/01/2024 - 06/01/2029	18,290,000	19,658,258
Morehead State University, Revenue Bonds Series A, 3.00%, 04/01/2027	655,000	650,932
4.00%, 04/01/2030 - 04/01/2032	1,115,000	1,160,895
Nicholas County School District Finance Corp., Revenue Bonds 2.00%, 02/01/2023	205,000	197,559
2.38%, 02/01/2025	340,000	327,726
2.50%, 02/01/2027	505,000	483,886
3.00%, 02/01/2028 - 02/01/2032	1,340,000	1,306,704
Northern Kentucky University, Revenue Bonds, Series A, 4.00%, 09/01/2025	1,050,000	1,145,308
Paducah Electric Plant Board, Revenue Bonds Series A, AGM, 5.00%, 10/01/2029 - 10/01/2032	2,430,000	2,717,170
Warren County Justice Center Expansion Corp., Revenue Bonds, 5.00%, 09/01/2024	820,000	920,417
Warren County School District Finance Corp., Revenue Bonds, 4.00%, 04/01/2026	3,690,000	3,999,554

		45,727,680

Louisiana - 1.8%
City of Shreveport, Revenue Bonds BAM, 5.00%, 03/01/2019 - 03/01/2027	2,780,000	3,164,347
Evangeline Parish Road & Drain Sales Tax District No. 1, Revenue Bonds, AGM, 4.50%, 12/01/2024	50,000	54,551
Fremaux Economic Development District, Revenue Bonds, 5.00%, 11/01/2034	275,000	276,441
Lafourche Parish Law Enforcement District, Revenue Bonds, AGM, 4.00%, 09/01/2032	65,000	68,628
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds AGM, 5.00%, 10/01/2025 - 09/15/2029	16,175,000	18,656,837

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds 5.00%, 07/01/2022 - 07/01/2027	$ 3,160,000	$ 3,584,675
AGM,
5.00%, 06/01/2020 - 06/01/2021	140,000	148,282
Series B, AGC,
6.50%, 07/01/2030	135,000	138,845
State of Louisiana, General Obligation Unlimited, Series C, 5.00%, 07/15/2018	50,000	50,332

		26,142,938

Maine - 0.6%
City of Portland General Airport Revenue, Revenue Bonds, 5.00%, 01/01/2028	715,000	802,602
Maine Educational Loan Authority, Revenue Bonds, Class A, Series A-3, AGC, 5.88%, 12/01/2039	305,000	315,303
Maine Governmental Facilities Authority, Revenue Bonds, Series A, 5.00%, 10/01/2028	350,000	405,083
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 07/01/2018	115,000	115,578
Maine State Housing Authority, Revenue Bonds Series B, 2.75%, 11/15/2028	410,000	399,348
2.90%, 11/15/2029	980,000	962,037
3.25%, 11/15/2032	500,000	492,015
Series C,
2.15%, 11/15/2026	265,000	253,563
2.35%, 11/15/2027	295,000	283,716
2.50%, 11/15/2028	550,000	525,794
2.75%, 11/15/2031	2,220,000	2,101,541
Series D-1,
2.50%, 11/15/2026	715,000	705,769
2.65%, 11/15/2027	755,000	751,210
2.80%, 11/15/2028	570,000	571,288
2.95%, 11/15/2029	350,000	346,952

		9,031,799

Maryland - 0.5%
City of Baltimore, Revenue Bonds, Series C, 5.00%, 07/01/2028	50,000	56,224
City of Baltimore, Tax Allocation 4.00%, 06/15/2018	110,000	110,284
5.00%, 06/15/2019	200,000	206,876
City of Rockville, Revenue Bonds Series A-2, 2.25%, 11/01/2022	250,000	242,578
4.00%, 11/01/2020	150,000	155,046
5.00%, 11/01/2023	345,000	377,716
Series A1,
5.00%, 11/01/2021 - 11/01/2023	650,000	706,219

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
City of Rockville, Revenue Bonds (continued)
Series C,
3.00%, 11/01/2025	$ 1,500,000	$ 1,469,355
Series C-3,
2.50%, 11/01/2024	2,000,000	1,915,040
Maryland Economic Development Corp., Revenue Bonds, AGM, 5.00%, 06/01/2029	1,020,000	1,170,124
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00%, 07/01/2021	35,000	38,135
Montgomery County Revenue Authority, Revenue Bonds, Series A, 4.00%, 11/01/2020	260,000	271,892

		6,719,489

Massachusetts - 1.2%
Massachusetts Development Finance Agency, Revenue Bonds Series F, 4.00%, 07/01/2018	150,000	150,551
Series G,
5.00%, 10/01/2018	135,000	136,697
Series I,
3.00%, 07/01/2018	75,000	75,135
5.00%, 07/01/2025 - 07/01/2026	1,250,000	1,419,222
Series K,
4.00%, 07/01/2038	6,495,000	6,467,981
Series S-2,
Fixed until 01/30/2025, 5.00% (C), 07/01/2038	75,000	86,167
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Series B, 5.25%, 07/01/2038	345,000	346,966
Massachusetts Housing Finance Agency, Revenue Bonds Series 178, 3.70%, 12/01/2033	1,115,000	1,135,170
Series 183,
2.80%, 06/01/2031	1,575,000	1,495,084
Series 187, FNMA,
2.65%, 12/01/2027	850,000	832,328
2.80%, 06/01/2028 - 12/01/2028	2,985,000	2,863,773
Series C,
2.15%, 12/01/2024	100,000	96,128
2.35%, 06/01/2025	300,000	289,632
2.40%, 12/01/2025	260,000	250,765
2.55%, 06/01/2026	280,000	271,530
2.60%, 12/01/2026	150,000	145,409
2.70%, 06/01/2027	150,000	147,266
2.75%, 12/01/2027	300,000	290,106
2.85%, 06/01/2028	260,000	253,965
2.90%, 12/01/2028	125,000	121,874
Town of Nantucket, General Obligation Limited, 5.00%, 12/01/2018	50,000	50,952

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
University of Massachusetts Building Authority, Revenue Bonds, Series 1, 5.00%, 05/01/2018	$ 100,000	$ 100,000

		17,026,701

Michigan - 3.2%
Allendale Public School District, General Obligation Unlimited, 5.00%, 11/01/2026	225,000	261,999
Bellevue Community Schools, General Obligation Unlimited, Series A, AGM, 4.00%, 05/01/2024	340,000	365,884
Capac Community School District, General Obligation Unlimited BAM, 4.00%, 05/01/2027 - 05/01/2031	1,240,000	1,340,207
City of Detroit Sewage Disposal System Revenue, Revenue Bonds Series A, AGM, 5.25%, 07/01/2023 - 07/01/2024	80,000	90,295
Series A, NATL,
5.25%, 07/01/2019	60,000	60,156
City of Detroit Water Supply System Revenue, Revenue Bonds, Series C, BHAC, FGIC, 4.25%, 07/01/2018	100,000	100,356
City of Romulus, General Obligation Limited, BAM, 5.00%, 11/01/2025	45,000	51,489
City of Saginaw Water Supply System Revenue, Revenue Bonds, AGM, 4.00%, 07/01/2018	130,000	130,476
City of Ypsilanti Water Supply & Sewage Disposal System Revenue, Revenue Bonds, BAM, 4.00%, 09/01/2025	50,000	54,191
Decatur Public School District, General Obligation Unlimited, 3.00%, 05/01/2022	360,000	369,850
Detroit Wayne County Stadium Authority, Revenue Bonds AGM, 5.00%, 10/01/2019 - 10/01/2026	2,940,000	3,130,240
Fitzgerald Public School District, General Obligation Unlimited BAM, 4.00%, 05/01/2023 - 05/01/2025	2,505,000	2,698,336
Forest Hills Public Schools, General Obligation Unlimited, Series I, 3.00%, 05/01/2024	85,000	87,162
Grand Rapids Economic Development Corp., Revenue Bonds, 3.00%, 11/01/2022	1,950,000	1,933,776
Grand Rapids Public Schools, General Obligation Unlimited, AGM, 5.00%, 05/01/2030	730,000	838,157

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds
4.00%, 11/15/2018	$ 350,000	$ 353,955
Series A,
5.00%, 12/01/2026	50,000	58,337
Michigan Municipal Bond Authority, Revenue Bonds, 5.00%, 10/01/2019	25,000	26,094
Michigan State Hospital Finance Authority, Revenue Bonds
Series F,
Fixed until 04/01/2021, 1.90% (C), 11/15/2047	1,320,000	1,305,190
Fixed until 03/15/2023, 2.40% (C), 11/15/2047	840,000	835,010
Michigan State Housing Development Authority, Revenue Bonds
Series B, 3.25%, 12/01/2032	3,935,000	3,836,507
Series D, 3.65%, 10/01/2032	2,700,000	2,761,290
Richmond Community Schools, General Obligation Unlimited, Series A, 4.13%, 05/01/2027	125,000	133,879
Saranac Community Schools, General Obligation Unlimited 4.00%, 05/01/2027 - 05/01/2031	2,150,000	2,278,724
Series A, 4.00%, 05/01/2025	130,000	139,168
Southgate Community School District, General Obligation Unlimited 5.00%, 05/01/2032 - 05/01/2035	2,070,000	2,334,035
Stockbridge Community Schools, General Obligation Unlimited, Series A, 5.00%, 05/01/2031	375,000	428,550
Sturgis Public School District, General Obligation Unlimited, Series A, 5.00%, 05/01/2026	45,000	51,497
Van Dyke Public Schools, General Obligation Unlimited, AGM, 4.00%, 05/01/2018	100,000	100,000
Warren Consolidated Schools, General Obligation Unlimited
AGM, 4.00%, 05/01/2025 - 05/01/2027	850,000	915,719
Series B, BAM, 5.00%, 05/01/2023 - 05/01/2025	7,410,000	8,374,033
Wayne County Airport Authority, Revenue Bonds Series A, 5.00%, 12/01/2031 - 12/01/2032	625,000	710,990
Wayne State University, Revenue Bonds, Series A, 5.00%, 11/15/2018	100,000	101,726
Woodhaven-Brownstown School District, General Obligation Unlimited, 4.00%, 05/01/2018	100,000	100,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Wyoming Public Schools, General Obligation Unlimited, 4.00%, 05/01/2018	$ 50,000	$ 50,000
Zeeland Public Schools, General Obligation Unlimited Series B, BAM, 5.00%, 05/01/2026 - 05/01/2030	8,145,000	9,389,396

		45,796,674

Minnesota - 1.3%
City of Deephaven, Revenue Bonds
Series A, 4.38%, 10/01/2027	250,000	241,288
4.40%, 07/01/2025	165,000	171,255
City of St Louis Park, Revenue Bonds, Series C, 5.50%, 07/01/2023	80,000	80,495
City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	250,000	163,063
City of Stillwater, Tax Allocation 3.00%, 02/01/2021 - 02/01/2027	2,655,000	2,638,077
4.00%, 02/01/2030 - 07/20/2016	750,000	767,797
County of Chippewa, Revenue Bonds 4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,599,321
Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	705,000	732,847
Forest Lake Independent School District No. 831, General Obligation Unlimited, Series A, 3.00%, 02/01/2036	135,000	123,455
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A, 4.00%, 07/01/2019	100,000	102,322
5.00%, 11/15/2025 - 12/01/2030	850,000	963,224
Series B, 4.25%, 04/01/2025 - 06/19/2015	200,000	201,222
Minnesota Housing Finance Agency, Revenue Bonds
Series A, 4.00%, 08/01/2031	100,000	104,475
Series B, 3.20%, 07/01/2025	200,000	202,932
Series C, GNMA, FNMA, FHLMC, 2.80%, 07/01/2024	145,000	144,590
2.95%, 07/01/2025	90,000	89,940
Series E, GNMA, FNMA, FHLMC, 3.30%, 01/01/2034	3,975,000	3,912,672
Series F, 2.90%, 01/01/2026	315,000	316,414
2.95%, 07/01/2026	965,000	966,833
Northern Municipal Power Agency, Revenue Bonds, 5.00%, 01/01/2029	615,000	695,485
State of Minnesota, Revenue Bonds, Series A, 4.00%, 06/01/2018	150,000	150,272

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Township of Baytown, Revenue Bonds, Series A, 4.00%, 08/01/2036	$ 675,000	$ 638,091

		19,006,070

Mississippi - 0.4%
City of Jackson, General Obligation Unlimited, Series A, BAM, 5.00%, 05/01/2026	50,000	56,303
Mississippi Development Bank, Revenue Bonds
AGM, 5.00%, 12/01/2019	460,000	481,284
Series A, 5.00%, 03/01/2022	750,000	785,107
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC, 2.00%, 12/01/2023	470,000	449,325
2.20%, 12/01/2024	695,000	662,460
2.35%, 06/01/2025	420,000	402,188
2.45%, 12/01/2025	660,000	634,207
2.70%, 12/01/2026	475,000	457,226
2.75%, 06/01/2027	300,000	289,875
2.80%, 12/01/2027	75,000	74,066
2.85%, 06/01/2028	420,000	409,538
2.95%, 12/01/2028	535,000	525,900
Series E, GNMA, FNMA, FHLMC, 3.00%, 12/01/2028 - 06/01/2029	500,000	484,858

		5,712,337

Missouri - 1.2%
Branson Industrial Development Authority, Revenue Bonds
Series A, 3.00%, 11/01/2019 - 11/01/2021	1,135,000	1,141,876
4.00%, 11/01/2022	350,000	362,086
City of Kansas City, Revenue Bonds, 5.00%, 09/01/2034	100,000	103,515
City of Sikeston Electric System Revenue, Revenue Bonds, 5.00%, 06/01/2018	1,000,000	1,002,610
City of St. Louis Parking Revenue, Revenue Bonds, BAM, 3.00%, 12/15/2018	365,000	367,909
Industrial Development Authority of the City of St. Louis, Revenue Bonds, Series A, 3.88%, 11/15/2029	1,000,000	1,006,140
Industrial Development Authority of the City of St. Louis, Tax Allocation, 3.75%, 11/01/2027	650,000	657,299
Kansas City Planned Industrial Expansion Authority, Revenue Bonds, 1.50%, 12/01/2018	5,400,000	5,386,932
Missouri Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 06/01/2036	100,000	100,260

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC, 1.45%, 05/01/2019	$ 35,000	$ 34,862
Series B, GNMA, FNMA, FHLMC, 2.50%, 05/01/2029	5,000	4,736
2.55%, 11/01/2029	500,000	487,785
Missouri State Board of Public Buildings, Revenue Bonds, Series A, 2.25%, 04/01/2029	830,000	778,341
St. Louis County Industrial Development Authority, Special Assessment 2.00%, 03/01/2019 (A)	300,000	297,918
2.38%, 03/01/2020 - 03/05/2015 (A)	300,000	296,679
St. Louis Municipal Finance Corp., Revenue Bonds Series A, AGM, 5.00%, 02/15/2030 - 02/15/2033	4,360,000	4,957,229

		16,986,177

Montana - 0.4%
Lewis & Clark County School District No. 9, General Obligation Unlimited 2.00%, 07/01/2024	340,000	328,518
2.50%, 07/01/2027	475,000	469,229
Missoula High School District No. 1, General Obligation Unlimited, 4.00%, 07/01/2034	745,000	787,741
Montana Board of Housing, Revenue Bonds, Series A, 3.75%, 12/01/2038	400,000	398,852
Montana Facility Finance Authority, Revenue Bonds 5.00%, 07/01/2028 - 07/01/2030	1,005,000	1,188,999
Series C, 3.00%, 06/01/2022	300,000	306,015
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,647,144

		5,126,498

Nebraska - 0.7%
Central Plains Energy Project, Revenue Bonds, Series A, 5.00%, 09/01/2034	880,000	1,020,413
City of La Vista, Revenue Bonds, 3.00%, 07/15/2034	860,000	803,085
Madison County Hospital Authority No. 1, Revenue Bonds, Series V, 5.00%, 07/01/2025	1,765,000	1,954,967
Omaha Public Power District, Revenue Bonds, Series A, 5.00%, 02/01/2033	475,000	556,605
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds, Series A, 5.00%, 02/01/2034	4,000,000	4,400,480

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nebraska (continued)
Omaha-Douglas Public Building Commission, General Obligation Limited, 4.25%, 05/01/2018	$ 200,000	$ 200,000
Papio-Missouri River Natural Resource District, General Obligation Limited 4.00%, 12/15/2018 - 12/15/2029	525,000	547,698
Thurston County School District No. 16, General Obligation Limited, 3.88%, 06/15/2029	100,000	102,801
Upper Republican Natural Resource District, Revenue Bonds
AGM, 3.13%, 12/15/2033	275,000	263,626
3.38%, 12/15/2038	180,000	171,108

		10,020,783

Nevada - 0.5%
City of Las Vegas, Revenue Bonds, 2.75%, 06/15/2021 (A)	835,000	825,130
Clark County Water Reclamation District, General Obligation Limited, Series B, 5.00%, 07/01/2018	200,000	201,072
County of Clark, Revenue Bonds, 5.00%, 07/01/2024	25,000	25,911
County of Washoe, Revenue Bonds, Series B, Fixed until 06/01/2022, 3.00% (C), 03/01/2036	1,150,000	1,166,341
Henderson Local Improvement Districts, Special Assessment 2.00%, 09/01/2023	370,000	347,141
2.25%, 09/01/2024	570,000	533,526
2.38%, 03/01/2021 - 03/01/2022	2,110,000	2,084,915
2.50%, 03/01/2023 - 09/01/2025	1,535,000	1,474,618
Las Vegas Special Improvement District Nos. 808 & 810, Special Assessment, 4.00%, 06/01/2020	190,000	195,079
Nevada System of Higher Education, Revenue Bonds Series A, 5.00%, 07/01/2021 - 07/01/2024	50,000	55,329
State of Nevada Highway Improvement Revenue, Revenue Bonds, AGM, 5.00%, 12/01/2021	140,000	140,370

		7,049,432

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds 3.00%, 08/01/2018	50,000	50,135
Series A, 5.00%, 08/01/2024	90,000	101,823
New Hampshire Housing Finance Authority, Revenue Bonds, 3.55%, 07/01/2037	975,000	968,263

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Hampshire (continued)
State of New Hampshire, General Obligation Unlimited, Series C, 5.00%, 05/01/2028	$ 100,000	$ 101,617

		1,221,838

New Jersey - 10.3%
Camden County Improvement Authority, Revenue Bonds 5.00%, 01/15/2026	405,000	457,569
Series A, 4.00%, 12/01/2018 - 12/15/2025	750,000	813,141
5.00%, 01/15/2029	375,000	425,820
Casino Reinvestment Development Authority, Revenue Bonds, AGM, 5.00%, 11/01/2026	575,000	628,578
City of Atlantic City, General Obligation Unlimited, Series B, AGM, 5.00%, 03/01/2037	1,250,000	1,382,312
City of Bayonne, General Obligation Unlimited AGM, 5.00%, 08/01/2023 - 08/01/2024	170,000	189,869
City of New Brunswick, General Obligation Unlimited 4.00%, 10/01/2018	100,000	100,885
AGM, 5.00%, 09/15/2027	185,000	220,180
City of Newark, General Obligation Unlimited
AGM, 2.50%, 09/15/2020	150,000	150,239
Series A, 5.00%, 10/01/2020	55,000	56,918
City of Paterson, General Obligation Unlimited, BAM, 5.00%, 01/15/2024	810,000	874,249
City of Trenton, General Obligation Unlimited
AGM, 5.00%, 07/15/2034	250,000	278,070
BAM, 5.00%, 07/15/2022 - 12/01/2023	6,155,000	6,767,677
Cumberland County Improvement Authority, Revenue Bonds
AGM, 4.00%, 01/01/2019	100,000	101,503
BAM, 4.00%, 12/15/2028	865,000	921,882
5.00%, 12/15/2023 - 12/15/2027	2,320,000	2,630,178
Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035	535,000	481,644
Garden State Preservation Trust, Revenue Bonds
Series A, AGM, 5.75%, 11/01/2028	4,920,000	5,805,059
Series C, AGM, 5.13%, 11/01/2019	105,000	109,705
5.25%, 11/01/2021	45,000	49,214

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM, 4.00%, 02/01/2028 - 02/01/2031	$ 1,235,000	$ 1,307,209
5.00%, 02/01/2023 - 02/01/2024	3,645,000	4,064,450
Lacey Township Board of Education, General Obligation Unlimited, BAM, 5.00%, 04/01/2025	655,000	745,436
Little Egg Harbor Board of Education, General Obligation Unlimited, AGM, 4.00%, 01/15/2021	125,000	130,970
Matawan-Aberdeen Regional School District, General Obligation Unlimited, 5.00%, 09/15/2019	25,000	26,067
New Brunswick Parking Authority, Revenue Bonds
BAM, 5.00%, 09/01/2019	320,000	333,395
Series A, BAM, 5.00%, 09/01/2023	125,000	139,706
New Jersey Building Authority, Revenue Bonds
Series A, 4.00%, 06/15/2018	120,000	120,260
5.00%, 06/15/2018 - 12/15/2022	205,000	206,789
Series A, BAM, 5.00%, 06/15/2028	480,000	541,334
Series B, 5.00%, 06/15/2018	200,000	200,670
New Jersey Economic Development Authority, Revenue Bonds
Series A, 3.00%, 06/15/2021	150,000	150,308
3.50%, 09/01/2022 (A)	135,000	131,979
4.25%, 09/01/2027 (A)	200,000	195,172
5.00%, 06/15/2022 - 06/15/2025	9,510,000	10,262,724
5.00%, 09/01/2037 (A)	750,000	729,120
Series A, BAM, 3.13%, 07/01/2031	2,500,000	2,394,050
5.00%, 06/15/2021 - 07/01/2028	13,295,000	14,736,138
Series A, BAM-TCRS, 5.00%, 06/15/2027 - 06/15/2030	16,180,000	18,450,344
Series B, 4.25%, 09/01/2022 (A) (B)	215,000	211,977
Series C, 4.00%, 06/15/2025	1,825,000	1,866,975
Series C, BAM-TCRS, 5.00%, 06/15/2026	2,805,000	3,178,430
Series DDD, 5.00%, 06/15/2024	2,000,000	2,161,600
Series DDD, BAM-TCRS, 5.00%, 06/15/2026 - 06/15/2035	8,125,000	9,210,049
Series K, AMBAC, 5.50%, 12/15/2019	350,000	367,868
Series PP, AGM-CR, 5.00%, 06/15/2025	14,450,000	15,977,654

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds (continued)
Series UU, AGM-CR, 5.00%, 06/15/2025	$ 1,330,000	$ 1,470,608
New Jersey Educational Facilities Authority, Revenue Bonds
AGM, 5.00%, 07/01/2027	115,000	115,619
Series A, AGC-ICC, 4.00%, 07/01/2018	75,000	75,269
Series D, AGM, 5.00%, 07/01/2024	2,485,000	2,818,015
Series E, BAM, 5.00%, 07/01/2023 - 07/01/2027	1,570,000	1,808,724
Series F, AGC, 4.00%, 07/01/2020	785,000	816,714
Series H, AGM, 5.00%, 07/01/2026	760,000	871,538
Series K, 5.00%, 07/01/2021	100,000	100,538
New Jersey Health Care Facilities Financing Authority, Revenue Bonds 4.00%, 11/15/2018	50,000	50,576
5.00%, 07/01/2023	50,000	55,393
5.50%, 07/01/2029	100,000	104,039
Series A, AGM, 5.00%, 07/01/2024	1,005,000	1,127,520
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series A, 5.00%, 06/01/2018	265,000	265,647
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A, 2.60%, 11/01/2024	2,500,000	2,418,800
2.85%, 11/01/2025	1,830,000	1,806,850
Series B, 2.00%, 05/01/2021	5,000,000	4,918,200
Series F, FHLMC, 3.35%, 12/01/2030	1,255,000	1,269,244
New Jersey Transportation Trust Fund Authority, Revenue Bonds 5.00%, 06/15/2023	750,000	813,997
Series A, AGM-CR, 5.50%, 12/15/2022	3,730,000	4,156,563
Series A, AGM-CR, AMBAC, 5.00%, 12/15/2034	35,000	35,073
Series A, AMBAC, 5.00%, 12/15/2024	110,000	110,224
Series B, AMBAC, 5.25%, 12/15/2023	30,000	33,433
Newark Housing Authority, Revenue Bonds AGM, 4.00%, 12/01/2029 - 12/01/2030	415,000	428,896
Passaic County Improvement Authority, Revenue Bonds 5.00%, 05/01/2019 - 05/01/2020	350,000	366,864

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Paulsboro School District, General Obligation Unlimited, AGM, 3.00%, 04/01/2021	$ 95,000	$ 97,594
Pitman School District, General Obligation Unlimited, AGM, 4.00%, 08/01/2024	720,000	782,957
River Edge School District, General Obligation Unlimited, 3.00%, 02/01/2020	25,000	25,466
South Jersey Transportation Authority LLC, Revenue Bonds, Series A, NATL, 4.50%, 11/01/2035	50,000	50,105
State of New Jersey, Certificate of Participation, Series A, 5.00%, 06/15/2018	105,000	105,399
Tobacco Settlement Financing Corp., Revenue Bonds Series A, 5.00%, 06/01/2022 - 06/01/2023	6,550,000	7,206,454
Town of Kearny, General Obligation Unlimited, Series A, AGM, 5.00%, 02/01/2023	535,000	590,715
Township of Lakewood, General Obligation Unlimited, BAM, 4.00%, 11/01/2019	145,000	149,257
Township of Little Falls, General Obligation Unlimited, 4.00%, 08/01/2019	90,000	92,407
Township of West Deptford, General Obligation Unlimited, BAM, 5.00%, 09/01/2022	350,000	385,690
Trenton Parking Authority, Revenue Bonds Series B, AGM, 4.00%, 04/01/2023 - 04/01/2028	2,860,000	3,020,846

		148,830,600

New Mexico - 0.6%
City of Farmington, Revenue Bonds
Fixed until 06/01/2022, 2.13% (C), 06/01/2040	1,500,000	1,470,855
Series A,
Fixed until 04/01/2020, 1.88% (C), 04/01/2029	1,900,000	1,880,734
Series E,
Fixed until 04/01/2020, 1.88% (C), 04/01/2029	800,000	791,888
City of Hobbs, Revenue Bonds, Series A, 4.50%, 12/01/2034	260,000	264,503

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico (continued)
Las Cruces School District No. 2, General Obligation Unlimited, Series A, 4.00%, 08/01/2027	$ 70,000	$ 75,573
New Mexico Mortgage Finance Authority, Revenue Bonds
GNMA / FNMA / FHLMC, 3.45%, 07/01/2033 (F)	1,035,000	1,024,122
3.70%, 07/01/2038 (F)	2,700,000	2,658,393
Series A-1, 1.65%, 09/01/2021	20,000	19,592
State of New Mexico Severance Tax Permanent Fund, Revenue Bonds, Series A, 5.00%, 07/01/2018	245,000	246,306

		8,431,966

New York - 4.4%
Brooklyn Arena Local Development Corp., Revenue Bonds, Series A, AGM, 4.00%, 07/15/2035	2,500,000	2,585,375
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds 3.88%, 08/01/2027	2,545,000	2,553,729
5.00%, 08/01/2037	1,320,000	1,391,861
City of Niagara Falls, General Obligation Limited BAM, 5.00%, 05/15/2023 - 05/15/2028	1,050,000	1,184,757
City of Yonkers, General Obligation Limited, Series E, AGM, 5.00%, 09/01/2024	605,000	688,853
County of Chautauqua, General Obligation Limited, AGM, 4.00%, 06/01/2019	25,000	25,559
County of Nassau, General Obligation Unlimited, Series C, 5.00%, 10/01/2018	250,000	253,290
County of Suffolk, General Obligation Limited
Series A, AGM, 3.00%, 06/15/2025	3,405,000	3,457,437
Series D, BAM, 4.00%, 10/15/2027 - 10/15/2029	11,785,000	12,701,339
5.00%, 10/15/2023	310,000	348,431
County of Suffolk, General Obligation Unlimited, Series B, 5.00%, 11/01/2018	200,000	203,134
Dutchess County Local Development Corp., Revenue Bonds 5.00%, 07/01/2032 - 07/01/2036	675,000	748,668
Jamestown City School District, General Obligation Unlimited, AGM, 3.00%, 06/15/2028	185,000	187,063

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Lockport City School District, General Obligation Unlimited 2.25%, 08/01/2027	$ 1,070,000	$ 1,024,867
2.50%, 08/01/2028	1,320,000	1,267,028
Long Island Power Authority, Revenue Bonds, Series B, 4.00%, 09/01/2018	100,000	100,742
Metropolitan Transportation Authority, Revenue Bonds
Series A, 5.00%, 11/15/2025	50,000	55,783
Series A1, 5.00%, 11/15/2029	2,080,000	2,410,678
Series D, 5.00%, 11/15/2030	2,500,000	2,759,650
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.00%, 11/15/2051	2,000,000	2,121,500
New York City Housing Development Corp., Revenue Bonds
Series C-1, 2.25%, 05/01/2026	955,000	926,961
2.30%, 11/01/2026	925,000	897,759
2.40%, 05/01/2027	850,000	821,678
2.45%, 11/01/2027	190,000	185,575
2.55%, 05/01/2028	420,000	410,180
Series C1A, 2.25%, 11/01/2025	75,000	71,933
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (C), 11/01/2045	5,000,000	4,975,850
New York City Industrial Development Agency, Revenue Bonds, FGIC, 4.50%, 03/01/2039	60,000	60,047
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F-1, 5.00%, 05/01/2027	100,000	100,000
New York City Water & Sewer System, Revenue Bonds, Series DD, 5.00%, 06/15/2037	100,000	100,387
New York State Dormitory Authority, Revenue Bonds 4.00%, 02/15/2019	150,000	152,656
6.13%, 12/01/2029 - 03/15/2017	100,000	102,497
Series A, 5.00%, 07/01/2018 - 07/01/2035	2,770,000	3,067,636
Series A, NATL, 5.50%, 07/01/2018	150,000	150,959
Series A1, 5.00%, 07/01/2036	25,000	25,125

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Housing Finance Agency, Revenue Bonds
Series E, 3.45%, 11/01/2030	$ 125,000	$ 126,454
Series E, GNMA, FNMA, FHLMC, 1.00%, 11/01/2019	690,000	678,367
Series H, GNMA, FNMA, FHLMC, 1.60%, 05/01/2021	3,000,000	2,940,360
1.65%, 11/01/2021	5,175,000	5,047,229
Niagara Falls City School District, Certificate of Participation AGM, 5.00%, 06/15/2024 - 06/15/2025	540,000	607,969
Niagara Falls City School District, General Obligation Unlimited
BAM, 5.00%, 09/15/2018	125,000	126,491
BAM-TCRS, 5.00%, 06/15/2023	2,075,000	2,328,067
Niagara Frontier Transportation Authority, Revenue Bonds
Series A1, AGM, 3.75% (C), 04/01/2024 07/27/2017	25,000	24,850
Series C, AGM, 3.75% (C), 04/01/2024 07/27/2017	75,000	74,536
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, 4.00%, 05/15/2029	145,000	146,260
North East Joint Fire District, General Obligation Limited, Series A, BAM, 3.50%, 12/15/2019	60,000	61,591
Pelham Union Free School District, General Obligation Unlimited 2.00%, 06/15/2021 - 06/15/2022	220,000	219,181
State of New York Mortgage Agency, Revenue Bonds
Series 190, 3.45%, 10/01/2030	160,000	162,050
Series 197, 1.90%, 04/01/2025	925,000	881,997
Troy Capital Resource Corp., Revenue Bonds, Series B, 5.00%, 09/01/2018	165,000	166,704
Westchester County Local Development Corp., Revenue Bonds 5.00%, 11/01/2025 - 11/01/2026	1,375,000	1,544,697
Windsor Central School District, General Obligation Unlimited 2.00%, 06/15/2020 - 06/15/2023	350,000	346,098
3.00%, 06/15/2030 - 06/15/2032	435,000	433,860

		64,035,748

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina - 0.8%
City of Charlotte, Certificate of Participation, Series A, 5.00%, 12/01/2021	$ 25,000	$ 27,433
County of Durham, Certificate of Participation, Series A, 4.00%, 06/01/2018	50,000	50,090
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA, 1.95%, 07/01/2023	65,000	63,401
2.10%, 07/01/2024	120,000	116,467
Series 38-B, 2.20%, 07/01/2024	75,000	72,555
2.38%, 01/01/2025	2,100,000	2,049,600
2.45%, 07/01/2025	2,025,000	1,992,195
2.65%, 01/01/2026	1,155,000	1,148,625
2.70%, 07/01/2026	125,000	124,091
2.80%, 01/01/2027	330,000	328,987
2.95%, 01/01/2028	300,000	299,241
University of North Carolina at Wilmington, Revenue Bonds 4.00%, 06/01/2030 - 06/01/2033	310,000	328,753
Western Carolina University, Revenue Bonds, AGM, 5.00%, 06/01/2027	440,000	507,496
Winston-Salem State University, Revenue Bonds BAM, 5.00%, 06/01/2029 - 06/01/2036	4,420,000	4,950,800

		12,059,734

North Dakota - 1.2%
City of Mandan, Revenue Bonds, Series A, 4.00%, 09/01/2034	1,010,000	1,045,966
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM, 3.00%, 11/01/2024 - 11/01/2026	1,875,000	1,891,746
5.00%, 11/01/2021	600,000	654,774
Fargo Public School District No. 1, General Obligation Limited, Series A, 3.00%, 08/01/2026	25,000	25,457
Grand Forks Park District, Revenue Bonds, 3.00%, 12/01/2020	770,000	785,754
Jamestown Park District, Revenue Bonds
Series A, 3.00%, 07/01/2035	4,050,000	3,716,320
4.00%, 07/01/2026 - 07/01/2033	5,880,000	6,183,054
North Dakota Housing Finance Agency, Revenue Bonds 2.80%, 07/01/2023	55,000	55,660
Series C, 2.55%, 01/01/2028	775,000	740,249
Series D, 2.80%, 01/01/2025	810,000	817,857
2.85%, 07/01/2025	945,000	950,472

		16,867,309

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 3.0%
Allen East Local School District, General Obligation Unlimited Zero Coupon, 12/01/2021 - 12/01/2024	$ 605,000	$ 530,471
American Municipal Power, Inc., Revenue Bonds, Series C, 5.25%, 02/15/2019	45,000	46,209
Brunswick City School District, General Obligation Unlimited 5.00%, 12/01/2024 - 12/01/2037	3,555,000	3,943,059
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2, 5.13%, 06/01/2024	1,530,000	1,504,480
5.38%, 06/01/2024	380,000	377,553
Butler County Port Authority, Revenue Bonds, Series A, 5.00%, 12/01/2024	545,000	604,612
Cardinal Local School District, Certificate of Participation, 5.25%, 04/01/2038	2,225,000	2,150,240
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM, 5.00%, 12/01/2023	305,000	345,330
Series B, BAM, 4.00%, 12/01/2029	90,000	95,433
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds, Series B-1, NATL, 5.00%, 11/15/2038	55,000	55,128
Cleveland Heights & University Heights City School District, General Obligation Unlimited
Zero Coupon, 12/01/2028 - 12/01/2029	955,000	692,367
4.00%, 12/01/2029 - 12/01/2030	2,120,000	2,265,559
Cleveland-Cuyahoga County Port Authority, Revenue Bonds Series C, 3.00%, 05/15/2018 - 11/15/2023	905,000	917,185
Cleveland-Cuyahoga County Port Authority, Tax Allocation Series D, 3.00%, 05/15/2019 - 05/15/2023	1,870,000	1,899,153
County of Allen OH Hospital Facilities Revenue, Revenue Bonds, Series B, 5.00%, 09/01/2018	250,000	252,482
County of Butler, Revenue Bonds, 5.00%, 11/15/2027	65,000	75,828
County of Cuyahoga, Revenue Bonds, 4.00%, 02/15/2029	3,100,000	3,065,063
County of Franklin, Revenue Bonds, Series A, 5.00%, 11/01/2040	350,000	355,484
County of Lucas, Revenue Bonds 5.00%, 11/15/2023	810,000	879,547
Series D, 5.00%, 11/15/2018	25,000	25,430

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Montgomery, Revenue Bonds, Series A, 5.00%, 05/01/2032	$ 40,000	$ 40,412
County of Scioto, Revenue Bonds, AGM-CR, 3.50%, 02/15/2038	3,850,000	3,700,581
County of Warren, Revenue Bonds 5.00%, 07/01/2022 - 07/01/2023	425,000	469,454
Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	730,000	751,097
East Knox Local School District, General Obligation Unlimited, BAM, 4.00%, 12/01/2030	260,000	281,172
Lancaster City School District, General Obligation Limited, Series B, 4.00%, 10/01/2030	200,000	212,306
Ohio Air Quality Development Authority, Revenue Bonds, Series E, 5.63%, 10/01/2019	6,490,000	6,675,809
Ohio Higher Educational Facility Commission, Revenue Bonds, 5.00%, 01/01/2019	35,000	35,733
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC, 3.05%, 09/01/2032	2,265,000	2,158,636
3.40%, 09/01/2037	4,425,000	4,284,329
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds, Series A, AGM, 4.00%, 12/01/2031	1,545,000	1,579,469
State of Ohio, Revenue Bonds Series A, 5.00%, 06/01/2018 - 01/15/2019	300,000	304,363
Summit County Development Finance Authority, Revenue Bonds 4.00%, 12/01/2028 - 12/01/2034	1,350,000	1,403,500
Series C, 4.00%, 11/15/2024 - 11/15/2025	385,000	403,974
Willoughby-Eastlake City School District, Certificate of Participation BAM, 4.00%, 03/01/2025 - 03/01/2029	510,000	541,307

		42,922,755

Oklahoma - 0.7%
Cleveland County Educational Facilities Authority, Revenue Bonds, 5.00%, 06/01/2023	45,000	50,221
Edmond Public Works Authority, Revenue Bonds 4.00%, 07/01/2018 - 07/01/2031	350,000	369,634

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Garfield County Educational Facilities Authority, Revenue Bonds, Series A, 5.00%, 09/01/2027	$ 1,640,000	$ 1,877,521
Garvin County Educational Facilities Authority, Revenue Bonds, 5.00%, 12/01/2024	270,000	300,828
Grady County School Finance Authority, Revenue Bonds 3.00%, 12/01/2028 - 12/01/2030	885,000	823,516
4.00%, 12/01/2023 - 09/01/2029	1,100,000	1,186,206
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,257,615
Grand River Dam Authority, Revenue Bonds, Series A, 4.00%, 06/01/2024	385,000	417,382
Oklahoma Capitol Improvement Authority, Revenue Bonds, Series B, 5.00%, 07/01/2018	170,000	170,903
Oklahoma Development Finance Authority, Revenue Bonds 5.00%, 06/01/2020	25,000	26,505
Series A, 5.00%, 02/01/2020	50,000	52,597
Series B, 3.00%, 06/01/2019	500,000	506,120
Oklahoma Water Resources Board, Revenue Bonds, Series B, 4.75%, 04/01/2039	55,000	58,472

		10,097,520

Oregon - 0.6%
County of Jackson Airport Revenue, Revenue Bonds AGM, 5.00%, 12/01/2030 - 12/01/2032	415,000	476,179
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds 3.00%, 09/01/2035	820,000	735,310
5.00%, 09/01/2030	125,000	142,216
Oregon State Facilities Authority, Revenue Bonds
Series A, 5.00%, 10/01/2021	440,000	477,426
5.50%, 06/15/2035 (A)	750,000	762,750
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A, 5.00%, 07/01/2019	75,000	77,688
Series B, 5.00%, 07/01/2019	45,000	46,597
5.25%, 07/01/2018	50,000	50,280
Series D, 2.30%, 01/01/2026	1,305,000	1,232,533
2.45%, 01/01/2027	1,275,000	1,222,113

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Washington & Multnomah Counties School District No. 48J, General Obligation Unlimited, Series B, Zero Coupon, 06/15/2030	$ 6,475,000	$ 4,159,670

		9,382,762

Pennsylvania - 5.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Series B, 5.00%, 06/15/2018	65,000	65,246
Allegheny County Sanitary Authority, Revenue Bonds
AGM, 4.00%, 12/01/2032 - 12/01/2035	1,150,000	1,196,552
5.00%, 12/01/2024	30,000	34,407
Allentown City School District, General Obligation Limited, AGM, 4.00%, 02/15/2023	5,860,000	6,243,127
Allentown City School District, General Obligation Unlimited, Series A, AGM, 4.00%, 03/15/2019	75,000	76,390
Berks County Municipal Authority, Revenue Bonds, Series A3, 4.75%, 11/01/2018	100,000	101,384
Borough of Carnegie, General Obligation Unlimited, AGM, 2.00%, 08/15/2018	35,000	35,028
Bristol Township School District, General Obligation Limited, BAM-TCRS, 5.00%, 06/01/2027	450,000	495,675
Capital Region Water, Revenue Bonds, Series A, 5.00%, 07/15/2018	100,000	100,633
Carbon County Area Vocational Technical School Authority, Revenue Bonds AGM, 4.00%, 03/01/2024 - 03/01/2026	575,000	606,350
Central Bradford Progress Authority, Revenue Bonds, 5.25%, 12/01/2019	95,000	99,991
Central Bucks School District, General Obligation Limited, 5.00%, 05/15/2024	50,000	50,060
Chambersburg Area School District, General Obligation Limited, Series A, 3.25%, 03/01/2029	2,000,000	2,000,540
Cheltenham Township School District, General Obligation Limited, Series A, 5.00%, 02/15/2033	90,000	100,566

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
City of Philadelphia, General Obligation Unlimited, Series A, AGM, 5.00%, 12/15/2018	$ 200,000	$ 203,984
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A, AGM, 5.00%, 06/15/2018	1,000,000	1,003,980
Series C, AGM, 5.00%, 08/01/2018 - 08/01/2020	660,000	680,112
City of Reading, General Obligation Unlimited, BAM, 5.00%, 11/01/2021	945,000	1,020,354
Columbia Borough School District, General Obligation Limited, BAM, 2.80%, 02/15/2021	530,000	530,610
Commonwealth Financing Authority, Revenue Bonds 5.00%, 06/01/2034	1,000,000	1,111,190
Series B-1, AGM, 5.00%, 06/01/2025	2,950,000	3,370,257
Commonwealth of Pennsylvania, General Obligation Unlimited Series A, AGM-CR, 4.00%, 09/15/2030 - 09/15/2031	23,030,000	24,288,416
Council Rock School District, General Obligation Limited, Series D, 2.25%, 11/15/2023	320,000	318,182
County of Bedford, General Obligation Unlimited, Series A, BAM, 3.00%, 09/01/2019	100,000	101,055
County of Northumberland, General Obligation Unlimited BAM, 5.00%, 12/01/2024 - 12/01/2025	625,000	720,775
Dallas School District, General Obligation Limited, BAM, 4.50%, 04/01/2024	150,000	164,664
Elizabeth Forward School District, General Obligation Unlimited Series A, AGM, 2.38%, 09/01/2027	410,000	386,851
2.63%, 09/01/2030	850,000	795,855
2.75%, 09/01/2031	425,000	398,871
Erie County Conventional Center Authority, Revenue Bonds, 5.00%, 01/15/2026	1,725,000	1,967,845
Fairview School District, General Obligation Limited Series A, 4.00%, 02/01/2024 - 02/01/2027	1,950,000	2,083,514

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Indiana County Hospital Authority, Revenue Bonds, Series A, 5.50%, 06/01/2029	$ 250,000	$ 264,720
Lancaster School District, General Obligation Limited, Series A, AGM, 5.00%, 06/01/2031	835,000	951,082
Laurel Highlands School District, General Obligation Unlimited, BAM, 2.00%, 11/01/2018	50,000	50,052
Mars Area School District, General Obligation Limited, BAM, 3.00%, 03/01/2032	230,000	222,631
Monroeville Municipal Authority, Revenue Bonds, Series A, AGM, 2.00%, 12/01/2018	10,000	9,984
Montgomery County Industrial Development Authority, Revenue Bonds, Fixed until 04/01/2020, 2.50% (C), 10/01/2030	125,000	124,674
Mount Lebanon Hospital Authority, Revenue Bonds, 4.00%, 07/01/2018	50,000	50,146
Penn Hills School District, General Obligation Limited BAM, 5.00%, 11/15/2023 - 11/15/2024	895,000	988,666
Series A, BAM,
5.00%, 11/15/2025	270,000	300,783
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, 5.00%, 07/15/2020	50,000	52,760
Pennsylvania Housing Finance Agency, Revenue Bonds Series 119, 1.85%, 04/01/2022	1,195,000	1,170,144
Series 121,
2.20%, 04/01/2026	2,005,000	1,906,374
2.25%, 10/01/2026	1,325,000	1,256,325
2.35%, 04/01/2027	3,505,000	3,335,849
Series 124B,
2.30%, 04/01/2026	1,415,000	1,376,866
2.40%, 10/01/2026	745,000	727,716
2.45%, 04/01/2027	1,600,000	1,557,312
2.55%, 10/01/2027	1,450,000	1,410,777
2.65%, 04/01/2028	1,700,000	1,654,984
2.75%, 10/01/2028	1,580,000	1,533,832
Perkasie Regional Authority, Revenue Bonds, BAM, 2.75%, 02/01/2025	200,000	200,368
Philadelphia Gas Works Co., Revenue Bonds 4.00%, 10/01/2036 - 10/01/2037	425,000	427,976
5.00%, 08/01/2024	300,000	338,124

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Reading Area Water Authority, Revenue Bonds, AGM, 4.00%, 12/01/2025	$ 245,000	$ 260,021
Reading School District, General Obligation Unlimited Series A, AGM, 5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,381,219
School District of Philadelphia, General Obligation Limited, Series E, 6.00%, 09/01/2038	100,000	101,391
Seneca Valley School District, General Obligation Unlimited, Series A, 4.00%, 03/01/2019	200,000	203,508
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds, AGM, 5.00%, 02/01/2025	140,000	152,188
State Public School Building Authority, Revenue Bonds 5.00%, 05/01/2018 - 09/15/2022	370,000	392,092
5.25%, 03/01/2020	115,000	121,554
AGM,
4.00%, 10/01/2018	505,000	509,742
5.00%, 10/01/2020 - 05/01/2024	360,000	384,427
BAM-TCRS,
5.00%, 10/01/2019	210,000	218,765
Series A, AGM,
4.00%, 10/01/2018	600,000	605,634
5.00%, 10/01/2020 - 10/01/2023	1,075,000	1,162,828
Series A, BAM-TCRS,
5.00%, 06/15/2026	150,000	168,383
Sto Rox School District, General Obligation Limited, BAM, 3.13%, 12/15/2027	755,000	731,421
Valley View School District, General Obligation Limited, Series A, BAM, 2.60%, 11/15/2024	785,000	781,256
West Mifflin Sanitary Sewer Municipal Authority, Revenue Bonds, BAM, 2.63%, 08/01/2028	75,000	71,852

		78,510,890

Puerto Rico - 1.6%
Commonwealth of Puerto Rico, General Obligation Unlimited AGC-ICC, 5.00%, 07/01/2034	120,000	120,113
AGM,
5.13%, 07/01/2030	10,000	10,061
5.25%, 07/01/2020	60,000	62,806
5.50%, 07/01/2018 - 07/01/2019	740,000	759,900

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
AGM-CR,
4.50%, 07/01/2023	$ 90,000	$ 90,245
Series A, AGC-ICC,
5.00%, 07/01/2020 - 07/01/2033	450,000	450,926
5.25%, 07/01/2020	275,000	277,854
5.50%, 07/01/2029	100,000	113,144
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	170,000	178,833
Series A, AGM,
4.00%, 07/01/2022	470,000	478,756
5.00%, 07/01/2035	545,000	563,563
5.25%, 07/01/2024	285,000	301,553
6.00%, 07/01/2034	435,000	470,670
Series A-4, AGM,
5.00%, 07/01/2031	50,000	51,754
Series B, AGC-ICC,
5.00%, 07/01/2035	605,000	605,321
Series C, AGM,
5.75%, 07/01/2037	305,000	307,608
Series D, AGM,
4.13%, 07/01/2020	75,000	75,064
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, AGC, 5.13%, 07/01/2047	360,000	360,616
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, AGC, 4.50%, 07/01/2036	1,610,000	1,610,016
5.00%, 07/01/2027	525,000	526,102
Puerto Rico Electric Power Authority, Revenue Bonds Series DDD, AGM, 3.65%, 07/01/2024	370,000	367,965
5.00%, 07/01/2023	40,000	41,334
Series RR, AGC,
5.00%, 07/01/2028	315,000	315,595
Series RR, AGM,
5.00%, 07/01/2020	1,055,000	1,058,735
Series SS, AGC,
4.38%, 07/01/2030	135,000	135,022
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	2,285,000	2,288,802
Series TT, AGC,
5.00%, 07/01/2018	10,000	10,034
Series TT, AGM-CR,
4.20%, 07/01/2019	100,000	100,204
Series UU, AGC,
5.00%, 07/01/2026	575,000	576,322
Series UU, AGM,
4.00%, 07/01/2023	115,000	115,244
5.00%, 07/01/2020 - 07/01/2024	1,120,000	1,123,429
Series V, AGM,
5.25%, 07/01/2027	80,000	87,927

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds AGC-ICC, 5.00%, 07/01/2028	$ 20,000	$ 20,038
Series A, AGC-ICC,
4.75%, 07/01/2038	90,000	90,056
Series A, AGM-CR,
4.75%, 07/01/2038	180,000	180,112
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2036	495,000	549,286
Series CC, AGM-CR,
5.50%, 07/01/2029	25,000	28,228
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,050,000	3,054,170
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	198,561
Series L, AGC,
5.25%, 07/01/2018 - 07/01/2019	265,000	268,746
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,150,000	1,151,387
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	240,000	265,315
Series N, AGM-CR AGC,
5.25%, 07/01/2034	210,000	233,066
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	104,803
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Series B, AGC-ICC, 5.00%, 07/01/2041	25,000	25,007
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, AGM, 4.20%, 08/01/2020	75,000	75,094
5.00%, 08/01/2019 - 08/01/2030	2,490,000	2,495,850
5.25%, 08/01/2018 - 08/01/2020	175,000	176,124
Series C, AGC,
5.25%, 08/01/2020	110,000	115,335
Puerto Rico Public Buildings Authority, Revenue Bonds AGC-ICC, 5.25%, 07/01/2033	275,000	275,935
Series I, AGC-ICC,
5.00%, 07/01/2036	230,000	230,170
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	128,974
Series N, AGC-ICC,
5.00%, 07/01/2032	195,000	195,209
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A, AGM, 5.00%, 08/01/2040	310,000	315,161

		23,812,145

Rhode Island - 1.5%
Providence Public Building Authority, Revenue Bonds Series A, AGM, 5.00%, 09/15/2024 - 09/15/2037	14,560,000	16,578,886

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Providence Redevelopment Agency, Revenue Bonds, Series A, AGM, 5.00%, 04/01/2025	$ 565,000	$ 630,212
Rhode Island Health & Educational Building Corp., Revenue Bonds 5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,698,460
AGM,
4.00%, 05/15/2024	650,000	692,666
Series C,
5.00%, 09/15/2027	180,000	206,608
Rhode Island Turnpike & Bridge Authority, Revenue Bonds, Series A, 5.00%, 10/01/2024	220,000	249,335
Tobacco Settlement Financing Corp., Revenue Bonds Series A, 5.00%, 06/01/2023 - 06/01/2027	1,055,000	1,181,059
Town of West Warwick, General Obligation Unlimited, Series A, BAM, 5.00%, 10/01/2019	165,000	171,065

		22,408,291

South Carolina - 0.4%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds, Series A, BAM, 4.00%, 06/01/2029	595,000	642,546
Piedmont Municipal Power Agency, Revenue Bonds, Series A-2, AGC-ICC, AMBAC, Zero Coupon, 01/01/2028	200,000	143,978
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds Series B, BAM, 5.00%, 12/01/2024 - 12/01/2025	885,000	998,173
South Carolina Jobs-Economic Development Authority, Revenue Bonds, 5.00%, 10/01/2026 (A)	3,350,000	3,497,132
South Carolina Public Service Authority, Revenue Bonds, Series C, NATL-IBC, 3.00%, 12/01/2029	125,000	117,721
South Carolina State Housing Finance & Development Authority, Revenue Bonds, GNMA, FNMA, FHLMC, 2.00%, 07/01/2020	90,000	89,905
State of South Carolina, General Obligation Unlimited, 3.00%, 04/01/2026	200,000	200,088

		5,689,543

South Dakota - 0.9%
South Dakota Health & Educational Facilities Authority, Revenue Bonds 5.00%, 11/01/2026	250,000	286,235
Series B,
3.00%, 08/01/2019 - 08/01/2021	585,000	594,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota (continued)
South Dakota Housing Development Authority, Revenue Bonds Series B, 3.13%, 11/01/2036	$ 130,000	$ 122,048
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	1,050,000	997,983
2.30%, 05/01/2025	700,000	668,115
2.45%, 11/01/2025	290,000	286,273
2.55%, 05/01/2026	2,060,000	2,034,992
2.65%, 11/01/2026	330,000	327,515
2.75%, 05/01/2027	970,000	961,590
2.80%, 11/01/2027	1,330,000	1,315,756
2.85%, 05/01/2028	1,760,000	1,741,854
2.95%, 11/01/2028	440,000	432,573
Series C,
2.00%, 05/01/2023	20,000	19,432
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	960,000	914,506
2.65%, 11/01/2027	1,335,000	1,272,148
2.70%, 05/01/2028	390,000	372,290
2.75%, 11/01/2028	1,425,000	1,361,445

		13,708,911

Tennessee - 2.0%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.00%, 10/01/2027	725,000	801,437
City of Alcoa, General Obligation Unlimited, AGC, 4.63%, 06/01/2031	400,000	400,936
City of Kingsport, General Obligation Unlimited, 3.50%, 03/01/2029	25,000	25,439
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Series A, 5.00%, 01/01/2026	100,000	114,408
Tennessee Housing Development Agency, Revenue Bonds 2.45%, 01/01/2024	260,000	253,126
2.75%, 01/01/2025	290,000	289,817
2.80%, 07/01/2025	280,000	280,356
2.95%, 01/01/2026	45,000	45,680
3.00%, 01/01/2031	450,000	438,844
Series 1C,
2.35%, 07/01/2021	1,340,000	1,342,827
Series 2B,
2.30%, 01/01/2022	290,000	287,776
2.55%, 01/01/2028	390,000	384,064
2.70%, 07/01/2024	195,000	192,050
Series B2,
1.00%, 07/01/2018	1,205,000	1,203,506
2.05%, 01/01/2024	1,145,000	1,068,800
2.15%, 07/01/2024	385,000	367,590
2.25%, 01/01/2025	1,105,000	1,057,419
2.40%, 07/01/2025	2,010,000	1,931,228
2.55%, 01/01/2026	120,000	120,164
2.60%, 07/01/2026	1,055,000	1,037,403

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds (continued)
2.80%, 07/01/2027	$ 2,280,000	$ 2,265,340
2.85%, 01/01/2028	3,225,000	3,118,736
2.95%, 07/01/2028	3,225,000	3,152,695
3.00%, 01/01/2029	3,020,000	2,957,667
3.05%, 07/01/2029	3,125,000	3,078,312
3.15%, 01/01/2030	2,840,000	2,790,840
Tennessee State School Bond Authority, Revenue Bonds, Series C, 5.00%, 05/01/2019	30,000	30,626

		29,037,086

Texas - 6.3%
Arlington Higher Education Finance Corp., Revenue Bonds, Series A, 3.80%, 08/15/2026	350,000	345,089
Bell County Water Control & Improvement District No. 1, Revenue Bonds, BAM, 5.00%, 07/10/2025	30,000	33,519
Bexar County Health Facilities Development Corp., Revenue Bonds 5.00%, 07/15/2023 - 07/15/2026	650,000	713,351
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds 5.00%, 12/01/2018 - 12/01/2022	5,165,000	5,362,420
5.38%, 08/15/2027	130,000	131,282
5.50%, 08/15/2036	105,000	106,072
Camino Real Regional Mobility Authority, Revenue Bonds, AGM, 5.00%, 06/01/2024	470,000	532,773
Centerville Independent School District, General Obligation Unlimited, 4.00%, 08/15/2036	585,000	598,361
Cinco Southwest Municipal Utility District No. 1, Revenue Bonds, BAM, 3.00%, 12/01/2022	50,000	50,628
City of Arlington, Special Tax, 4.00%, 08/15/2018	125,000	125,799
City of Bryan Rural Electric System Revenue, Revenue Bonds, 5.00%, 07/01/2025	30,000	34,382
City of College Station, General Obligation Limited, 5.00%, 02/15/2019	100,000	102,516
City of Corpus Christi Utility System Revenue, Revenue Bonds 5.00%, 07/15/2018 - 07/15/2019	575,000	580,400
City of Laredo International Toll Bridge System Revenue, Revenue Bonds AGM, 5.00%, 10/01/2022 - 10/01/2023	185,000	205,789

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Pearland, General Obligation Limited, 5.00%, 03/01/2023	$ 25,000	$ 27,923
City of Pflugerville, General Obligation Limited, 4.00%, 08/01/2022	95,000	101,497
City of San Antonio, General Obligation Limited, 5.50%, 08/01/2023	375,000	378,495
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds Fixed until 12/01/2018, 2.00% (C), 12/01/2027	300,000	300,153
Series A,
5.00%, 02/01/2034	100,000	102,362
City of Westworth Village, General Obligation Limited, BAM, 3.00%, 08/15/2019	35,000	35,536
Clifton Higher Education Finance Corp., Revenue Bonds, Series A, 5.00%, 08/15/2034	775,000	877,602
Colorado River Municipal Water District, Revenue Bonds 5.00%, 01/01/2022 - 01/01/2029	10,855,000	12,535,361
County of Bexar, General Obligation Limited 4.00%, 06/15/2018	125,000	125,336
Series A,
5.00%, 06/15/2023	135,000	139,672
County of Denton, General Obligation Limited, 4.00%, 07/15/2029	400,000	430,288
County of Harris, General Obligation Limited, Series C, 5.75%, 10/01/2028	750,000	762,427
Dallas County Flood Control District No. 1, General Obligation Unlimited 5.00%, 04/01/2019 - 04/01/2024 (A)	6,835,000	7,194,007
Dallas Independent School District, General Obligation Limited, Fixed until 08/15/2018, 1.50% (C), 02/15/2034	100,000	99,896
Dallas/Fort Worth International Airport, Revenue Bonds, Series C, 5.00%, 11/01/2034	40,000	44,283
Del Mar College District, General Obligation Limited, 3.50%, 08/15/2019	100,000	101,983
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited AGM, 2.75%, 09/01/2029 - 09/01/2030	1,275,000	1,181,209
3.00%, 09/01/2031 - 09/01/2034	710,000	651,762

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
El Paso County Hospital District, General Obligation Limited 5.00%, 08/15/2020 - 08/15/2022	$ 370,000	$ 395,060
Series A, AGC,
5.00%, 08/15/2037	100,000	100,879
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited BAM, 4.00%, 09/01/2029 - 09/01/2032	380,000	398,327
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited, BAM, 3.00%, 09/01/2019	60,000	60,704
Grant Road Public Utility District, General Obligation Unlimited, AGC, 3.50%, 10/01/2023	750,000	754,290
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds Series A, 4.38%, 11/15/2021	20,000	20,758
Series B,
5.50%, 12/01/2018	200,000	204,088
Harris County Municipal Utility District No. 157, General Obligation Unlimited, AGM, 3.13%, 03/01/2021	100,000	101,703
Harris County Municipal Utility District No. 290, General Obligation Unlimited AGM, 3.00%, 03/01/2031	150,000	140,648
BAM,
3.00%, 09/01/2033	190,000	172,444
3.13%, 09/01/2034	315,000	286,814
Harris County Municipal Utility District No. 304, General Obligation Unlimited, BAM, 4.00%, 09/01/2028	175,000	185,684
Harris County Municipal Utility District No. 399, General Obligation Unlimited AGM, 4.00%, 09/01/2032 - 09/01/2036	1,120,000	1,148,829
Harris County Municipal Utility District No. 412, General Obligation Unlimited MAC, 2.00%, 09/01/2019	125,000	124,835
3.00%, 09/01/2021	100,000	101,908
Harris County Municipal Utility District No. 419, General Obligation Unlimited AGM, 4.00%, 09/01/2031 - 09/01/2035	390,000	401,098
Houston Higher Education Finance Corp., Revenue Bonds, 5.00%, 08/15/2024	490,000	557,164
Houston Independent School District, General Obligation Limited Fixed until 05/31/2018, 1.70% (C), 06/01/2030	100,000	99,986

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Houston Independent School District, General Obligation Limited (continued)
Series A,
Fixed until 06/01/2018, 3.00% (C), 06/01/2039	$ 325,000	$ 325,292
Hunt Memorial Hospital District, General Obligation Limited, 5.00%, 02/15/2024	15,000	16,776
Kingsbridge Municipal Utility District, General Obligation Unlimited, AGM, 3.50%, 03/01/2027	695,000	703,416
Lamar Consolidated Independent School District, General Obligation Unlimited, Series A, Fixed until 08/15/2018, 1.05% (C), 08/15/2047	3,000,000	2,993,040
Laredo Independent School District, General Obligation Unlimited, 5.00%, 08/01/2019	75,000	77,831
Lower Colorado River Authority, Revenue Bonds 5.00%, 05/15/2020	35,000	37,034
5.75%, 05/15/2020	60,000	60,088
Metropolitan Transit Authority of Harris County, Revenue Bonds, Series A, 5.00%, 11/01/2020	40,000	41,816
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited AGM, 3.00%, 09/01/2030 - 09/01/2033	1,275,000	1,238,894
3.13%, 09/01/2034	210,000	199,756
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited, BAM, 4.00%, 04/01/2024	375,000	397,470
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds 3.00%, 07/01/2021	580,000	573,423
4.00%, 07/01/2023 - 07/01/2028	2,835,000	2,799,226
5.00%, 01/01/2022 - 01/01/2028	3,980,000	4,304,850
Series A, AGM,
4.00%, 04/01/2019	100,000	101,764
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,385,000	2,437,729
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,792,331
Series B,
3.00%, 07/01/2018 - 07/01/2019	295,000	296,436
4.00%, 07/01/2021 - 07/01/2031	3,085,000	3,185,881
4.25%, 07/01/2036	885,000	898,390
Series C,
5.00%, 07/01/2022 - 07/01/2026	850,000	920,786
Newark Higher Education Finance Corp., Revenue Bonds, Series A, 4.00%, 08/15/2024	365,000	393,350

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
North Central Texas Health Facility Development Corp., Revenue Bonds, 5.00%, 08/15/2022	$ 90,000	$ 100,056
North East Independent School District, General Obligation Unlimited, Series B, Fixed until 08/01/2021, 1.42% (C), 08/01/2040	6,085,000	5,938,838
North Texas Municipal Water District, Revenue Bonds 4.00%, 06/01/2019	105,000	105,193
5.00%, 06/01/2018	100,000	100,268
Northeast Higher Education Finance Corp., Revenue Bonds, Series A, 4.00%, 08/15/2025	105,000	112,439
Northside Independent School District, General Obligation Unlimited, Fixed until 08/01/2018, 1.65% (C), 08/01/2045	200,000	199,892
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited BAM, 3.00%, 10/01/2028	370,000	364,450
3.13%, 10/01/2030	385,000	378,178
3.25%, 10/01/2031	1,380,000	1,360,749
Northwoods Road District No. 1, General Obligation Unlimited BAM, 4.00%, 08/15/2024 - 08/15/2027	405,000	442,250
Orange Grove Independent School District, General Obligation Unlimited, 4.00%, 08/15/2025	240,000	245,873
Pottsboro Higher Education Finance Corp., Revenue Bonds, Series A, 3.88%, 08/15/2026	415,000	404,770
San Antonio Independent School District, General Obligation Unlimited, Series B, Fixed until 08/01/2018, 2.00% (C), 08/01/2044	325,000	325,104
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series B, AGC, 4.50%, 09/01/2019	65,000	67,139
Texas Public Finance Authority, Revenue Bonds
BAM, 4.00%, 05/01/2029	900,000	932,427
5.00%, 11/01/2018	90,000	91,266
Travis County Municipal Utility District No. 4, General Obligation Unlimited, AGM, 4.00%, 09/01/2035	450,000	470,182

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Trophy Club Public Improvement District No. 1, Special Assessment, AGM, 3.00%, 06/01/2024	$ 173,000	$ 172,901
University of Houston, Revenue Bonds, Series A, 5.00%, 02/15/2024	40,000	43,156
University of Texas System, Revenue Bonds, Series B, Fixed until 08/15/2021, 2.50% (C), 08/15/2036	11,000,000	10,268,280
Upper Trinity Regional Water District, Revenue Bonds, BAM, 4.00%, 08/01/2018	450,000	452,317
Viridian Municipal Management District, General Obligation Unlimited BAM, 6.00%, 12/01/2023 - 12/01/2031	2,390,000	2,847,890
Washington County Junior College District, Revenue Bonds BAM, 5.00%, 10/01/2024 - 10/01/2025	1,360,000	1,554,275
West Ranch Management District, General Obligation Unlimited, MAC, 4.00%, 09/01/2032	330,000	340,230

		90,381,094

U. S. Virgin Islands - 0.0% (G)
Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032	200,000	209,602
Utah - 0.6%
City of South Jordan, Special Assessment, 3.13%, 11/01/2036	2,490,000	2,337,687
Jordan Valley Water Conservancy District, Revenue Bonds Series A, 5.00%, 10/01/2034 - 10/01/2035	970,000	1,050,644
Utah Charter School Finance Authority, Revenue Bonds 4.00%, 04/15/2020 - 10/15/2031	1,360,000	1,425,278
4.25%, 04/15/2034	120,000	124,339
4.30%, 04/15/2025 (A)	600,000	604,908
Series A, 5.00%, 10/15/2024 - 10/15/2025	1,210,000	1,355,958
Series G, 4.00%, 10/15/2022 - 10/15/2028	1,210,000	1,277,560
Washington County-St. George Interlocal Agency, Revenue Bonds, Series A, 4.00%, 12/01/2018	100,000	101,240

		8,277,614

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.9%
City of Burlington, General Obligation Unlimited Series A, AGM, 5.00%, 11/01/2032 - 11/01/2035	$ 1,105,000	$ 1,198,268
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds Series A, 5.00%, 12/01/2026 - 12/01/2027	1,325,000	1,522,445
Vermont Housing Finance Agency, Revenue Bonds
Series D, GMNA, FMNA, FHLMC,
2.50%, 05/01/2026	530,000	502,944
2.60%, 11/01/2026	505,000	480,619
2.70%, 05/01/2027	550,000	527,516
2.90%, 05/01/2029	425,000	413,257
3.15%, 05/01/2033	2,335,000	2,256,170
Vermont Public Power Supply Authority, Revenue Bonds
Series A, 3.00%, 07/01/2018 - 07/01/2029	965,000	966,286
4.00%, 07/01/2020 - 07/01/2021	565,000	591,110
5.00%, 07/01/2022 - 07/01/2028	3,805,000	4,337,526

		12,796,141

Virginia - 0.9%
Alexandria Industrial Development Authority, Revenue Bonds 4.00%, 10/01/2019 - 10/01/2020	990,000	1,026,852
Capital Region Airport Commission, Revenue Bonds Series A, 5.00%, 07/01/2028 - 07/01/2033	430,000	487,432
County of Fairfax Sewer Revenue, Revenue Bonds, 5.00%, 07/15/2018	75,000	75,501
Henrico County Economic Development Authority, Revenue Bonds, Series C, 3.50%, 12/01/2027	445,000	437,159
Virginia Housing Development Authority, Revenue Bonds
Series B, 1.20%, 11/01/2019	6,150,000	6,060,517
Series E, 2.30%, 12/01/2026	955,000	904,595
2.45%, 12/01/2027	1,180,000	1,123,159
2.60%, 12/01/2028	1,100,000	1,043,570
2.85%, 12/01/2030	1,275,000	1,219,079
Virginia Resources Authority, Revenue Bonds, 4.00%, 10/01/2018	50,000	50,474

		12,428,338

Washington - 1.0%
Central Puget Sound Regional Transit Authority, Revenue Bonds, NATL, 4.75%, 02/01/2028	50,000	53,486
County of Pierce Sewer Revenue, Revenue Bonds, 5.00%, 08/01/2019	100,000	103,901

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Energy Northwest, Revenue Bonds
Series A, 5.00%, 07/01/2018	$ 345,000	$ 346,811
5.25%, 07/01/2018	35,000	35,198
King County Public Hospital District No. 1, General Obligation Limited, Series B, 5.25%, 12/01/2028	125,000	125,350
King County School District No. 414, General Obligation Unlimited, 5.00%, 12/01/2018	85,000	86,597
Port of Seattle, Revenue Bonds
Series A, 5.00%, 08/01/2018	25,000	25,200
Series B, 5.00%, 06/01/2018	170,000	170,442
Public Utility District No. 1 of Cowlitz County, Revenue Bonds, 5.00%, 09/01/2019	155,000	161,217
Seattle Housing Authority, Revenue Bonds, Series A, 3.40%, 12/01/2032	450,000	445,392
State of Washington, General Obligation Unlimited, Series A, 5.00%, 07/01/2018	100,000	100,538
University of Washington, Revenue Bonds, Series C, 5.00%, 12/01/2018	500,000	509,600
Washington Health Care Facilities Authority, Revenue Bonds
Series A, 5.00%, 10/01/2019 - 08/15/2020	60,000	63,397
Series B, 5.00%, 10/01/2018 - 10/01/2026	325,000	340,192
Washington State Housing Finance Commission, Revenue Bonds 3.20%, 07/01/2021 (A)	500,000	497,160
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	85,591
2.35%, 06/01/2026	335,000	315,975
Series 3N, GNMA, FNMA, FHLMC,
2.15%, 12/01/2023	460,000	443,546
2.25%, 06/01/2024	780,000	748,925
2.30%, 12/01/2024	595,000	569,730
2.40%, 06/01/2025	810,000	776,458
2.45%, 12/01/2025	730,000	698,807
2.60%, 06/01/2026	845,000	814,631
2.65%, 12/01/2026	820,000	790,849
2.70%, 06/01/2027	885,000	855,954
2.75%, 12/01/2027	855,000	835,207
2.80%, 06/01/2028	925,000	903,475
2.85%, 12/01/2028	940,000	916,434
3.25%, 12/01/2032	1,500,000	1,475,970
Series 3N-R, GNMA, FNMA, FHLMC, 2.05%, 12/01/2022	645,000	625,515

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Whitman & Garfield Counties School District No. 306, General Obligation Unlimited, 4.00%, 12/01/2026	$ 200,000	$ 214,820

		14,136,368

West Virginia - 0.2%
City of Buckhannon, Revenue Bonds Series C, 4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,090,247
City of Parkersburg Combined Waterworks & Sewerage System Revenue, Revenue Bonds, Series B, BAM, 3.00%, 08/01/2018	50,000	50,157
Concord University, Revenue Bonds, AGM, 5.00%, 06/01/2018	50,000	50,119
County of Mason, Revenue Bonds, Series L, Fixed until 10/01/2018, 1.63% (C), 10/01/2022	125,000	124,714
West Virginia Economic Development Authority, Revenue Bonds, 5.00%, 06/01/2018	200,000	200,512
West Virginia Housing Development Fund, Revenue Bonds, Series B, 3.70%, 11/01/2032	1,500,000	1,547,205
West Virginia State School Building Authority Lottery Revenue, Revenue Bonds, Series B, 5.00%, 07/01/2018	100,000	100,526

		3,163,480

Wisconsin - 1.0%
Central Brown County Water Authority, Revenue Bonds, Series A, 5.00%, 11/01/2019	50,000	52,202
City of Milwaukee Sewerage System Revenue, Revenue Bonds, Series S7, 4.00%, 06/01/2028	75,000	80,792
City of Muskego, General Obligation Unlimited, Series A, 2.25%, 09/01/2018	300,000	300,108
County of Dane, General Obligation Unlimited, Series A, 3.00%, 06/01/2018	250,000	250,260
Milwaukee Housing Authority, Revenue Bonds, Series A, 3.38%, 07/01/2029	700,000	707,322
Public Finance Authority, Revenue Bonds
Series A, 3.38%, 12/01/2027	420,000	411,390
4.50%, 09/01/2026	155,000	149,098
5.00%, 06/01/2027	300,000	339,441

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
State of Wisconsin, General Obligation Unlimited
Series A, 4.00%, 05/01/2030	$ 1,345,000	$ 1,396,594
Series C, 5.00%, 05/01/2022	220,000	220,000
State of Wisconsin, Revenue Bonds Series A, 5.00%, 05/01/2019	25,000	25,787
Wisconsin Health & Educational Facilities Authority, Revenue Bonds 3.50%, 08/01/2022 08/30/2017	1,000,000	1,000,280
5.00%, 12/15/2018 - 08/01/2032	3,780,000	4,123,396
Series A, 4.00%, 07/15/2018	50,000	50,209
5.00%, 07/15/2023	20,000	21,503
Series B, 5.00%, 08/15/2018	125,000	126,142
Series B-4,
Fixed until 06/01/2021, 5.00% (C), 11/15/2043	105,000	113,351
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series B, FNMA, 3.15%, 09/01/2030	5,570,000	5,502,436

		14,870,311

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wyoming - 0.3%
Wyoming Community Development Authority, Revenue Bonds, Series 2, 2.95%, 06/01/2033	$ 4,010,000	$ 3,739,766

Total Municipal Government Obligations (Cost $1,432,245,271)		1,403,607,462

REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.74% (H), dated 04/30/2018, to be repurchased at $24,796,858 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $25,296,600.	24,796,348	24,796,348

Total Repurchase Agreement (Cost $24,796,348)		24,796,348

Total Investments (Cost $1,457,041,619)		1,428,403,810
Net Other Assets (Liabilities) - 0.9%		13,335,595

Net Assets - 100.0%		$ 1,441,739,405

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,403,607,462	$—	$1,403,607,462
Repurchase Agreement	—	24,796,348	—	24,796,348

Total Investments	$—	$1,428,403,810	$—	$1,428,403,810

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $41,364,362, representing 2.9% of the Fund’s net assets.
(B)	Illiquid security. At April 30, 2018, the value of such securities amounted to $6,986,515 or 0.5% of the Fund’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(D)	Restricted security. At April 30, 2018, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Centerra Metropolitan District No. 1 Tax Allocation 2.70%, 12/01/2019	04/20/2017	$493,007	$494,942	0.0	%(G)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2018; the maturity date disclosed is the ultimate maturity date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rate disclosed reflects the yield at April 30, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipt
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 4.1%
BHP Billiton PLC, ADR (A)	815,269	$ 34,518,490
Challenger, Ltd.	1,848,739	15,031,688
Coca-Cola Amatil, Ltd.	6,414,400	44,862,158
Macquarie Group, Ltd.	582,300	47,648,012
Qantas Airways, Ltd.	11,784,070	51,189,340
Sonic Healthcare, Ltd.	2,677,000	47,603,257

		240,852,945

Belgium - 2.1%
Groupe Bruxelles Lambert SA (A)	501,120	57,465,267
KBC Group NV	745,800	65,205,455

		122,670,722

Brazil - 1.2%
Embraer SA, ADR	2,807,075	70,794,431

Denmark - 1.1%
AP Moller - Maersk A/S, Class B	39,235	63,313,234

France - 10.0%
Airbus SE	145,000	17,054,930
Arkema SA	412,560	54,055,494
Engie SA	5,725,400	100,598,571
Peugeot SA	806,500	19,887,633
Publicis Groupe SA	714,268	53,478,087
Rexel SA	1,372,717	21,301,350
Sanofi (A)	892,501	70,907,403
TOTAL SA	945,400	59,743,315
Veolia Environnement SA (A)	3,498,751	83,044,155
Vivendi SA (A)	3,933,324	103,974,890

		584,045,828

Germany - 12.6%
Allianz SE	267,002	63,344,898
Bayer AG	421,900	50,581,800
CECONOMY AG (A)	2,563,831	28,781,173
Deutsche Boerse AG	641,600	86,505,967
HeidelbergCement AG	565,700	55,511,886
Infineon Technologies AG	3,425,527	88,028,237
LANXESS AG	549,285	40,833,757
Merck KGaA	626,300	61,428,284
METRO AG	739,486	10,729,432
SAP SE	803,347	89,658,635
Siemens AG	627,495	80,050,057
Talanx AG (B)	698,284	31,520,592
TUI AG	2,222,802	50,329,780

		737,304,498

Hong Kong - 4.5%
China Mobile, Ltd.	6,357,800	60,915,770
CK Asset Holdings, Ltd.	6,922,000	60,015,684
CK Hutchison Holdings, Ltd.	6,712,100	79,618,344
First Pacific Co., Ltd.	12,055,012	6,205,175
Guangdong Investment, Ltd.	36,102,300	56,209,680

		262,964,653

Ireland - 2.6%
DCC PLC	511,731	49,314,982
Ryanair Holdings PLC, ADR (B)	226,572	24,916,123
Smurfit Kappa Group PLC	1,776,915	75,875,557

		150,106,662

	Shares	Value
COMMON STOCKS (continued)
Italy - 3.3%
Azimut Holding SpA	1,643,363	$ 34,590,264
Eni SpA	3,611,715	70,656,395
Mediobanca Banca di Credito Finanziario SpA	4,018,592	48,843,939
Prysmian SpA	1,250,314	36,810,844

		190,901,442

Japan - 22.9%
Astellas Pharma, Inc.	5,986,600	87,561,414
Bridgestone Corp.	888,600	37,145,783
Coca-Cola Bottlers Japan Holdings, Inc. (C)	776,500	33,396,819
Daiwa Securities Group, Inc.	9,706,500	59,544,868
Denka Co., Ltd.	1,067,680	38,010,812
FANUC Corp.	258,900	55,459,084
Fujitsu, Ltd.	2,216,000	13,434,388
Hitachi, Ltd.	10,453,900	76,298,377
Japan Airlines Co., Ltd.	1,787,900	70,558,495
JXTG Holdings, Inc.	12,390,900	80,773,337
Kuraray Co., Ltd.	2,809,800	46,794,831
Mitsubishi Heavy Industries, Ltd.	997,829	39,445,910
MS&AD Insurance Group Holdings, Inc.	2,246,600	75,701,904
Nippon Telegraph & Telephone Corp.	1,144,500	54,312,424
ORIX Corp.	5,844,300	102,502,286
Resona Holdings, Inc.	9,697,100	55,099,691
Seven & i Holdings Co., Ltd. (C)	639,900	28,194,492
SoftBank Group Corp.	540,300	41,283,613
Sony Corp.	1,967,700	91,903,588
Square Enix Holdings Co., Ltd.	898,800	37,253,228
Sumitomo Mitsui Financial Group, Inc.	1,950,900	81,310,081
Toshiba Corp. (B)	24,281,400	65,076,199
Toyota Industries Corp.	1,067,600	62,957,360

		1,334,018,984

Luxembourg - 1.4%
ArcelorMittal (B)	2,363,935	80,202,435

Macau - 0.3%
MGM China Holdings, Ltd.	5,615,772	15,526,524

Malta - 0.0% (D)
Brait SE (A)	350,000	1,215,804

Netherlands - 3.8%
Boskalis Westminster	656,094	19,466,784
EXOR NV	140,000	10,404,195
Heineken Holding NV	841,785	85,592,608
Koninklijke Philips NV	2,528,727	107,520,421

		222,984,008

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	15,900	39,450,400

Singapore - 1.7%
DBS Group Holdings, Ltd.	4,278,800	99,515,982

Spain - 1.5%
Mediaset Espana Comunicacion SA (A)	3,497,057	33,590,099
Siemens Gamesa Renewable Energy SA (A)	2,966,700	51,105,588

		84,695,687

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 0.6%
Investor AB, B Shares	826,172	$ 36,144,701

Switzerland - 7.0%
ABB, Ltd.	2,709,700	63,545,336
Glencore PLC (B)	4,240,700	20,474,459
Nestle SA	1,496,864	116,275,066
Novartis AG	1,507,615	116,684,228
UBS Group AG (B)	5,544,274	93,821,872

		410,800,961

United Kingdom - 14.5%
Aviva PLC	13,448,101	97,939,018
British Land Co. PLC, REIT	6,506,200	60,227,415
HSBC Holdings PLC	8,371,600	83,943,725
Imperial Brands PLC	2,414,094	86,560,080
Inchcape PLC	3,881,396	38,820,639
Inmarsat PLC (A)	7,080,970	36,663,608
National Grid PLC	5,723,602	66,409,937
Persimmon PLC	615,000	22,987,094
Savills PLC	1,294,291	17,506,672
Standard Life Aberdeen PLC	8,202,200	41,249,543
TechnipFMC PLC	2,137,663	70,457,373
Tesco PLC	17,876,600	58,056,650
UBM PLC	2,894,692	38,575,968
Unilever PLC	1,193,658	67,005,892
Vodafone Group PLC	20,722,420	60,366,396

		846,770,010

United States - 1.1%
Allergan PLC	271,000	41,639,150

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Flex, Ltd. (B)	1,696,097	$ 22,049,261

		63,688,411

Total Common Stocks (Cost $5,024,834,994)		5,657,968,322

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (E)	291,390,325	291,390,325

Total Securities Lending Collateral (Cost $291,390,325)		291,390,325

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 0.74% (E), dated 04/30/2018, to be repurchased at $183,744,849 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $187,420,275.	$ 183,741,072	183,741,072

Total Repurchase Agreement (Cost $183,741,072)		183,741,072

Total Investments (Cost $5,499,966,391)		6,133,099,719

Net Other Assets (Liabilities) - (5.2)%		(305,134,447)

Net Assets - 100.0%		$ 5,827,965,272

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	7.1%	$433,918,873
Pharmaceuticals	7.0	428,802,279
Capital Markets	5.3	323,326,787
Industrial Conglomerates	4.5	274,059,582
Diversified Financial Services	4.4	269,002,855
Insurance	4.4	268,506,412
Multi-Utilities	4.1	250,052,663
Media	3.7	229,619,044
Oil, Gas & Consumable Fuels	3.4	211,173,047
Chemicals	2.9	179,694,894
Beverages	2.7	163,851,585
Wireless Telecommunication Services	2.7	162,565,779
Electrical Equipment	2.5	151,461,768
Airlines	2.4	146,663,958
Metals & Mining	2.2	135,195,384
Software	2.1	126,911,863
Food Products	1.9	116,275,066
Household Durables	1.9	114,890,682
Health Care Equipment & Supplies	1.8	107,520,421
Auto Components	1.6	100,103,143
Electronic Equipment, Instruments & Components	1.6	98,347,638
Food & Staples Retailing	1.6	96,980,574
Machinery	1.5	94,904,994

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Diversified Telecommunication Services	1.5%	$90,976,032
Semiconductors & Semiconductor Equipment	1.4	88,028,237
Aerospace & Defense	1.4	87,849,361
Tobacco	1.4	86,560,080
Real Estate Management & Development	1.3	77,522,356
Containers & Packaging	1.2	75,875,557
Energy Equipment & Services	1.2	70,457,373
Personal Products	1.1	67,005,892
Hotels, Restaurants & Leisure	1.1	65,856,304
Marine	1.0	63,313,234
Equity Real Estate Investment Trusts	1.0	60,227,415
Water Utilities	0.9	56,209,680
Construction Materials	0.9	55,511,886
Health Care Providers & Services	0.8	47,603,257
Technology Hardware, Storage & Peripherals	0.6	39,450,400
Distributors	0.6	38,820,639
Specialty Retail	0.5	28,781,173
Trading Companies & Distributors	0.3	21,301,350
Automobiles	0.3	19,887,633
Construction & Engineering	0.3	19,466,784
IT Services	0.2	13,434,388

Investments, at Value	92.3	5,657,968,322
Short-Term Investments	7.7	475,131,397

Total Investments	100.0%	$6,133,099,719

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$264,374,828	$5,393,593,494	$—	$5,657,968,322
Securities Lending Collateral	291,390,325	—	—	291,390,325
Repurchase Agreement	—	183,741,072	—	183,741,072

Total Investments	$555,765,153	$5,577,334,566	$—	$6,133,099,719

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $277,478,894. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at April 30, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Growth

(formerly Transamerica International Equity Opportunities)

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 3.1%
Northern Star Resources, Ltd.	3,012,840	$ 14,493,903
Westpac Banking Corp.	1,360,155	29,327,147

		43,821,050

China - 7.3%
ANTA Sports Products, Ltd.	7,641,000	43,955,476
NetEase, Inc., ADR	72,023	18,514,953
Tencent Holdings, Ltd.	412,800	20,564,658
YY, Inc., ADR (A)	211,160	20,353,712

		103,388,799

Denmark - 1.0%
Topdanmark A/S	317,432	14,982,284

France - 11.3%
AXA SA	1,524,601	43,671,074
TOTAL SA	641,753	40,554,740
Valeo SA	544,780	36,472,654
Vinci SA	402,165	40,357,874

		161,056,342

Germany - 8.7%
Aroundtown SA	2,716,394	21,715,695
Bayerische Motoren Werke AG	335,815	37,499,367
Deutsche Post AG	887,792	38,702,713
Henkel AG & Co. KGaA	217,881	25,982,411

		123,900,186

Ireland - 5.0%
Kingspan Group PLC	778,007	35,232,037
Smurfit Kappa Group PLC	838,744	35,814,976

		71,047,013

Japan - 23.7%
Asahi Group Holdings, Ltd.	574,500	29,061,503
Daito Trust Construction Co., Ltd.	125,800	20,991,608
Haseko Corp.	2,314,700	36,409,331
Isuzu Motors, Ltd.	1,110,100	16,944,884
Koito Manufacturing Co., Ltd.	399,100	26,709,367
Minebea Mitsumi, Inc.	1,094,100	21,882,874
Nidec Corp.	214,700	33,588,133
Nippon Telegraph & Telephone Corp.	686,600	32,582,709
Nitori Holdings Co., Ltd.	146,900	24,772,442
SoftBank Group Corp.	462,000	35,300,813
Sugi Holdings Co., Ltd.	305,000	17,756,818
Sumitomo Mitsui Financial Group, Inc.	975,800	40,669,628

		336,670,110

Netherlands - 2.4%
Euronext NV (B)	479,965	34,428,571

Norway - 5.8%
DNB ASA	2,058,995	38,640,003
Statoil ASA	1,727,111	44,241,840

		82,881,843

Republic of Korea - 1.7%
Samsung Electronics Co., Ltd. (C)	9,900	24,563,457

Spain - 2.4%
Banco Santander SA (D)	5,365,631	34,814,537

	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.8%
Atlas Copco AB, B Shares	1,116,301	$ 39,812,120

Switzerland - 4.8%
Roche Holding AG	152,809	34,054,357
Swiss Life Holding AG (A)	98,242	34,548,271

		68,602,628

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	700,220	26,923,459

United Kingdom - 13.4%
Ashtead Group PLC	1,196,568	33,489,902
Barratt Developments PLC	2,510,657	19,286,823
Beazley PLC	3,413,158	27,793,949
British American Tobacco PLC	675,302	37,178,216
Compass Group PLC	1,702,383	36,561,246
GlaxoSmithKline PLC	1,804,960	36,314,143

		190,624,279

United States - 2.0%
Shire PLC	526,718	28,033,616

Total Common Stocks (Cost $1,384,348,147)		1,385,550,294

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (E)	23,975,000	23,975,000

Total Securities Lending Collateral (Cost $23,975,000)		23,975,000

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.74% (E), dated 04/30/2018, to be repurchased at $46,782,126 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $47,720,400.	$ 46,781,165	46,781,165

Total Repurchase Agreement (Cost $46,781,165)		46,781,165

Total Investments (Cost $1,455,104,312)		1,456,306,459
Net Other Assets (Liabilities) - (2.3)%		(33,370,524)

Net Assets - 100.0%		$ 1,422,935,935

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Growth

(formerly Transamerica International Equity Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.9%	$143,451,315
Insurance	8.3	120,995,578
Oil, Gas & Consumable Fuels	5.8	84,796,580
Pharmaceuticals	4.8	70,368,500
Auto Components	4.3	63,182,021
Machinery	4.2	61,694,994
Internet Software & Services	4.1	59,433,323
Household Durables	3.8	55,696,154
Automobiles	3.7	54,444,251
Textiles, Apparel & Luxury Goods	3.0	43,955,476
Real Estate Management & Development	2.9	42,707,303
Construction & Engineering	2.8	40,357,874
Air Freight & Logistics	2.7	38,702,713
Tobacco	2.6	37,178,216
Hotels, Restaurants & Leisure	2.5	36,561,246
Containers & Packaging	2.5	35,814,976
Wireless Telecommunication Services	2.4	35,300,813
Building Products	2.4	35,232,037
Capital Markets	2.4	34,428,571
Electrical Equipment	2.3	33,588,133
Trading Companies & Distributors	2.3	33,489,902
Diversified Telecommunication Services	2.2	32,582,709
Beverages	2.0	29,061,503
Biotechnology	1.9	28,033,616
Semiconductors & Semiconductor Equipment	1.9	26,923,459
Household Products	1.8	25,982,411
Specialty Retail	1.7	24,772,442
Technology Hardware, Storage & Peripherals	1.7	24,563,457
Food & Staples Retailing	1.2	17,756,818
Metals & Mining	1.0	14,493,903

Investments, at Value	95.1	1,385,550,294
Short-Term Investments	4.9	70,756,165

Total Investments	100.0%	$1,456,306,459

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$65,792,124	$1,319,758,170	$—	$1,385,550,294
Securities Lending Collateral	23,975,000	—	—	23,975,000
Repurchase Agreement	—	46,781,165	—	46,781,165

Total Investments	$89,767,124	$1,366,539,335	$—	$1,456,306,459

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Growth

(formerly Transamerica International Equity Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the value of the 144A security is $34,428,571, representing 2.4% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the value of the security is $24,563,457, representing 1.7% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The value of the security on loan is $22,721,745. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(E)	Rates disclosed reflect the yields at April 30, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 5.6%
Australian Property Systems, Ltd. (A)	2,919,561	$ 12,001,032
Charter Hall Group, REIT	1,480,832	6,577,581
FlexiGroup, Ltd. (A)	4,270,026	6,622,259
IMF Bentham, Ltd. (A)	2,714,549	5,068,247
Pact Group Holdings, Ltd.	2,583,922	11,049,335
Senex Energy, Ltd. (A) (B)	12,163,600	3,800,306
WPP Aunz, Ltd. (A)	7,283,926	5,045,007

		50,163,767

Belgium - 3.0%
Barco NV	73,162	9,471,163
D’ieteren SA	193,208	8,226,790
Fagron (B)	539,148	9,310,372

		27,008,325

Canada - 0.2%
Entertainment One, Ltd. (A)	370,200	1,395,433

Denmark - 3.3%
Nilfisk Holding A/S (B)	118,674	5,828,196
NKT A/S (A) (B)	144,874	4,327,646
Scandinavian Tobacco Group A/S (C)	542,100	9,067,656
Schouw & Co. A/S	106,667	10,520,264

		29,743,762

Finland - 2.0%
Raisio OYJ, V Shares	1,925,000	8,194,318
Ramirent OYJ	1,071,435	9,354,641

		17,548,959

France - 3.7%
ICADE, REIT	97,000	9,646,246
Rothschild & Co.	408,400	15,510,628
Sopra Steria Group	38,900	8,309,988

		33,466,862

Germany - 5.5%
Bertrandt AG	83,309	9,331,014
DIC Asset AG	693,678	8,561,144
Gerresheimer AG	193,800	15,820,618
SAF-Holland SA	498,900	9,302,159
Takkt AG	304,413	6,300,819

		49,315,754

Greece - 0.4%
Motor Oil Hellas Corinth Refineries SA	159,751	3,815,864

Hong Kong - 4.6%
First Pacific Co., Ltd.	14,829,550	7,633,336
Great Eagle Holdings, Ltd.	1,536,193	7,789,936
Hopewell Holdings, Ltd.	1,755,200	6,250,481
Kerry Logistics Network, Ltd.	7,425,600	11,353,188
NewOcean Energy Holdings, Ltd. (B)	9,953,220	2,320,704
Pacific Textiles Holdings, Ltd.	6,769,800	6,210,312

		41,557,957

Ireland - 1.7%
Smurfit Kappa Group PLC	348,010	14,860,279

Italy - 3.7%
ASTM SpA	371,600	10,253,801
Danieli & C Officine Meccaniche SpA	495,890	9,509,525
Prysmian SpA	455,600	13,413,447

		33,176,773

	Shares	Value
COMMON STOCKS (continued)
Japan - 33.6%
Aida Engineering, Ltd.	454,700	$ 5,297,111
Air Water, Inc.	452,300	8,737,522
Capcom Co., Ltd.	770,800	14,734,157
Chugoku Marine Paints, Ltd.	1,290,300	12,726,946
Coca-Cola Bottlers Japan Holdings, Inc.	284,900	12,253,386
D.A. Consortium Holdings, Inc. (B)	411,100	8,572,800
Daiichikosho Co., Ltd.	87,900	4,611,846
Denka Co., Ltd.	672,160	23,929,780
Dynam Japan Holdings Co., Ltd.	4,250,700	5,784,113
GMO internet, Inc. (A)	269,400	4,936,541
Hakuhodo DY Holdings, Inc.	552,700	7,732,588
Hikari Tsushin, Inc.	96,600	15,659,249
Kaken Pharmaceutical Co., Ltd.	152,200	9,000,416
Kenedix, Inc.	723,800	4,180,593
Kintetsu World Express, Inc.	699,600	13,015,671
Kumiai Chemical Industry Co., Ltd.	1,190,400	7,555,865
Kyushu Railway Co.	400,800	12,826,802
Matsumotokiyoshi Holdings Co., Ltd.	175,700	7,826,755
Meitec Corp. (D)	70,500	3,865,688
Nakanishi, Inc.	791,400	16,498,692
Nichiha Corp.	230,700	9,146,791
Rohto Pharmaceutical Co., Ltd.	460,600	13,406,872
Sanwa Holdings Corp.	1,287,500	16,532,905
Shinoken Group Co., Ltd. (A)	162,300	4,934,603
SKY Perfect JSAT Holdings, Inc.	976,100	4,448,109
Sogo Medical Co., Ltd.	228,000	5,321,202
Square Enix Holdings Co., Ltd.	285,200	11,820,895
Token Corp.	94,100	8,961,177
Trend Micro, Inc.	192,000	11,479,467
Wakita & Co., Ltd.	459,500	4,855,068
Welcia Holdings Co., Ltd.	215,600	11,072,261

		301,725,871

Netherlands - 1.7%
BinckBank NV	822,644	4,798,241
Boskalis Westminster	206,400	6,124,037
Intertrust NV (C)	211,900	4,222,191

		15,144,469

New Zealand - 1.8%
Air New Zealand, Ltd.	7,013,402	16,136,240

Norway - 0.6%
ABG Sundal Collier Holding ASA	6,785,560	5,345,691

Philippines - 0.3%
Alliance Global Group, Inc. (B)	10,822,900	2,727,188

Republic of Korea - 2.9%
Eugene Technology Co., Ltd.	233,409	3,966,456
Interpark Holdings Corp.	853,919	2,810,285
NongShim Co., Ltd.	25,900	7,856,936
Value Added Technology Co., Ltd.	309,200	11,594,457

		26,228,134

Spain - 1.6%
Cia de Distribucion Integral Logista Holdings SA	638,264	14,405,643

Sweden - 3.7%
Cloetta AB, B Shares	2,062,800	7,401,595
Dios Fastigheter AB	1,933,774	12,300,504

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Nobina AB (C)	987,776	$ 6,508,731
Scandic Hotels Group AB (C)	711,700	7,014,065

		33,224,895

Switzerland - 2.9%
Pargesa Holding SA	204,635	19,234,864
Swissquote Group Holding SA	115,876	6,559,681

		25,794,545

United Kingdom - 16.1%
Bellway PLC	153,900	7,025,743
Bovis Homes Group PLC	605,800	10,304,125
Dialog Semiconductor PLC (B)	105,387	2,257,050
IG Group Holdings PLC	1,123,135	12,833,620
Inchcape PLC	521,700	5,217,898
Inmarsat PLC	1,062,400	5,500,859
Intermediate Capital Group PLC	875,535	13,090,084
International Personal Finance PLC	1,992,550	6,671,322
Lancashire Holdings, Ltd.	1,163,700	9,548,308
Northgate PLC	1,480,806	7,567,375
Pendragon PLC	10,903,864	4,353,289
Rentokil Initial PLC	2,566,100	10,845,537
Savills PLC	1,215,400	16,439,587
Thomas Cook Group PLC	4,982,600	8,478,394
UBM PLC	1,780,364	23,725,932

		143,859,123

Total Common Stocks (Cost $746,655,735)		886,645,534

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (E)	10,014,761	$ 10,014,761

Total Securities Lending Collateral (Cost $10,014,761)		10,014,761

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.74% (E), dated 04/30/2018, to be repurchased at $4,598,560 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $4,693,238.	$ 4,598,466	4,598,466

Total Repurchase Agreement (Cost $4,598,466)		4,598,466

Total Investments (Cost $761,268,962)		901,258,761
Net Other Assets (Liabilities) - (0.5)%		(4,192,597)

Net Assets - 100.0%		$ 897,066,164

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	7.5%	$67,532,747
Capital Markets	6.4	58,137,945
Real Estate Management & Development	6.0	54,206,367
Chemicals	5.9	52,950,113
Air Freight & Logistics	4.3	38,774,502
Software	4.2	38,034,519
Food Products	3.8	33,973,113
Diversified Financial Services	3.5	31,936,447
Health Care Equipment & Supplies	3.1	28,093,149
Road & Rail	3.0	26,902,908
Household Durables	2.9	26,291,045
Containers & Packaging	2.9	25,909,614
Building Products	2.8	25,679,696
Food & Staples Retailing	2.7	24,220,218
Pharmaceuticals	2.5	22,407,288
Hotels, Restaurants & Leisure	2.4	21,276,572
Machinery	2.3	20,634,832
Specialty Retail	2.2	20,012,538
Electrical Equipment	2.0	17,741,093
Professional Services	1.9	17,418,893
Equity Real Estate Investment Trusts	1.8	16,223,827
Airlines	1.8	16,136,240
Life Sciences Tools & Services	1.8	15,820,618
Trading Companies & Distributors	1.6	14,209,709

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Distributors	1.5%	$13,444,688
Consumer Finance	1.5	13,293,581
Beverages	1.4	12,253,386
Commercial Services & Supplies	1.2	10,845,537
Transportation Infrastructure	1.1	10,253,801
Oil, Gas & Consumable Fuels	1.1	9,936,874
Insurance	1.1	9,548,308
Electronic Equipment, Instruments & Components	1.1	9,471,163
Health Care Providers & Services	1.0	9,310,372
Auto Components	1.0	9,302,159
Tobacco	1.0	9,067,656
Industrial Conglomerates	1.0	8,977,669
IT Services	0.9	8,309,988
Internet & Catalog Retail	0.7	6,300,819
Semiconductors & Semiconductor Equipment	0.7	6,223,506
Textiles, Apparel & Luxury Goods	0.7	6,210,312
Construction & Engineering	0.7	6,124,037
Diversified Telecommunication Services	0.6	5,500,859
Internet Software & Services	0.5	4,936,541
Internet & Direct Marketing Retail	0.3	2,810,285

Investments, at Value	98.4	886,645,534
Short-Term Investments	1.6	14,613,227

Total Investments	100.0%	$901,258,761

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$886,645,534	$—	$886,645,534
Securities Lending Collateral	10,014,761	—	—	10,014,761
Repurchase Agreement	—	4,598,466	—	4,598,466

Total Investments	$10,014,761	$891,244,000	$—	$901,258,761

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,454,134. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $26,812,643, representing 3.0% of the Fund’s net assets.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rates disclosed reflect the yields at April 30, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 2.2%
United Technologies Corp.	400,000	$ 48,060,000

Auto Components - 1.4%
Goodyear Tire & Rubber Co.	1,200,000	30,132,000

Automobiles - 4.0%
General Motors Co.	2,325,000	85,420,500

Banks - 12.7%
Bank of America Corp.	2,500,000	74,800,000
Citigroup, Inc.	1,550,000	105,818,500
JPMorgan Chase & Co.	855,000	93,006,900

		273,625,400

Chemicals - 3.3%
DowDuPont, Inc.	1,130,000	71,461,200

Communications Equipment - 2.8%
Nokia OYJ, ADR	10,176,159	61,158,716

Containers & Packaging - 2.7%
International Paper Co.	1,110,000	57,231,600

Diversified Financial Services - 2.3%
Voya Financial, Inc.	950,000	49,732,500

Diversified Telecommunication Services - 4.9%
AT&T, Inc.	3,200,000	104,640,000

Electric Utilities - 1.7%
PG&E Corp.	780,013	35,958,599

Electrical Equipment - 4.3%
Atkore International Group, Inc. (A)	416,405	7,399,517
Eaton Corp. PLC	1,150,000	86,284,500

		93,684,017

Electronic Equipment, Instruments & Components - 2.7%
Corning, Inc.	2,135,242	57,694,239

Food Products - 10.6%
Pinnacle Foods, Inc.	1,215,000	73,386,000
Post Holdings, Inc. (A)	1,100,000	87,527,000
TreeHouse Foods, Inc. (A)	1,750,544	67,395,944

		228,308,944

Health Care Equipment & Supplies - 1.0%
Medtronic PLC	270,150	21,647,119

Health Care Providers & Services - 1.6%
Cigna Corp.	200,000	34,364,000

Household Durables - 1.7%
Whirlpool Corp.	235,000	36,413,250

Industrial Conglomerates - 0.7%
General Electric Co.	1,033,594	14,542,668

Insurance - 9.5%
American International Group, Inc.	2,000,000	112,000,000
Athene Holding, Ltd., Class A (A)	800,000	39,200,000
Chubb, Ltd.	400,000	54,268,000

		205,468,000

Life Sciences Tools & Services - 0.4%
Fluidigm Corp. (A) (B) (C)	1,275,129	7,523,261

Media - 1.1%
Comcast Corp., Class A	744,980	23,384,922

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 12.5%
EOG Resources, Inc.	500,000	$ 59,085,000
Exxon Mobil Corp.	325,000	25,268,750
Hess Corp.	950,000	54,140,500
Occidental Petroleum Corp.	1,700,000	131,342,000

		269,836,250

Pharmaceuticals - 6.9%
Merck & Co., Inc.	1,100,000	64,757,000
Pfizer, Inc.	2,300,000	84,203,000

		148,960,000

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	1,050,000	54,201,000

Specialty Retail - 1.8%
Lowe’s Cos., Inc.	460,000	37,917,800

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	345,000	57,014,700

Total Common Stocks (Cost $1,986,161,117)		2,108,380,685

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.74% (D), dated 04/30/2018, to be repurchased at $43,451,338 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $44,323,912.	$ 43,450,445	43,450,445

Total Repurchase Agreement (Cost $43,450,445)		43,450,445

Total Investments (Cost $2,029,611,562)		2,151,831,130
Net Other Assets (Liabilities) - 0.1%		2,548,200

Net Assets - 100.0%		$ 2,154,379,330

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,108,380,685	$—	$—	$2,108,380,685
Repurchase Agreement	—	43,450,445	—	43,450,445

Total Investments	$2,108,380,685	$43,450,445	$—	$2,151,831,130

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted security. At April 30, 2018, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	08/10/2017 - 01/10/2018	$10,616,234	$7,523,261	0.3%

(C)	Illiquid security. At April 30, 2018, the value of such securities amounted to $7,523,261 or 0.3% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at April 30, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	8,202	$ 1,994,809
Raytheon Co.	9,364	1,919,058

		3,913,867

Airlines - 3.4%
American Airlines Group, Inc.	57,417	2,464,912
Delta Air Lines, Inc.	70,236	3,667,724
Southwest Airlines Co.	61,018	3,223,581
United Continental Holdings, Inc. (A)	2,856	192,894

		9,549,111

Auto Components - 1.9%
Lear Corp.	17,493	3,270,666
Magna International, Inc.	38,364	2,263,476

		5,534,142

Automobiles - 1.6%
Fiat Chrysler Automobiles NV (A)	71,886	1,569,272
General Motors Co.	78,768	2,893,936

		4,463,208

Banks - 3.5%
Bank of America Corp.	200,800	6,007,936
Citigroup, Inc.	4,249	290,079
Citizens Financial Group, Inc.	82,182	3,409,731
KeyCorp	18,870	375,891

		10,083,637

Beverages - 1.7%
PepsiCo, Inc.	47,875	4,832,502

Biotechnology - 1.4%
Biogen, Inc. (A)	6,527	1,785,787
Gilead Sciences, Inc.	28,741	2,075,963

		3,861,750

Building Products - 1.1%
Masco Corp.	83,249	3,152,640

Capital Markets - 2.8%
Ameriprise Financial, Inc.	8,298	1,163,463
E*TRADE Financial Corp. (A)	7,671	465,476
Morgan Stanley	61,199	3,159,092
S&P Global, Inc.	17,224	3,248,447

		8,036,478

Chemicals - 2.2%
Celanese Corp., Series A	29,818	3,240,322
Chemours Co.	4,340	210,099
LyondellBasell Industries NV, Class A	27,452	2,902,500

		6,352,921

Communications Equipment - 0.9%
Cisco Systems, Inc.	12,275	543,660
F5 Networks, Inc. (A)	12,816	2,090,161

		2,633,821

Construction & Engineering - 0.8%
Quanta Services, Inc. (A)	67,105	2,180,912

Consumer Finance - 2.4%
Ally Financial, Inc.	112,745	2,942,645
Discover Financial Services	41,638	2,966,707
Navient Corp.	63,944	847,897

		6,757,249

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.5%
Packaging Corp. of America	13,466	$ 1,557,882

Diversified Financial Services - 0.5%
Leucadia National Corp.	60,465	1,453,579

Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	119,976	5,920,816

Electric Utilities - 1.6%
Entergy Corp.	41,809	3,411,196
Pinnacle West Capital Corp.	13,380	1,077,090

		4,488,286

Electronic Equipment, Instruments & Components - 1.2%
TE Connectivity, Ltd.	37,968	3,483,564

Food & Staples Retailing - 2.5%
Kroger Co.	45,042	1,134,608
Sysco Corp.	41,121	2,571,708
Walmart, Inc.	37,007	3,273,639

		6,979,955

Food Products - 1.3%
Conagra Brands, Inc.	28,189	1,044,966
Hershey Co.	30,258	2,781,921

		3,826,887

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	57,399	3,989,230

Health Care Providers & Services - 3.5%
Anthem, Inc.	3,771	889,918
Centene Corp. (A)	11,120	1,207,410
DaVita, Inc. (A)	14,258	895,260
Humana, Inc.	12,057	3,546,928
Laboratory Corp. of America Holdings (A)	20,028	3,419,781

		9,959,297

Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	20,117	1,475,180
Royal Caribbean Cruises, Ltd.	8,258	893,433

		2,368,613

Household Durables - 2.6%
D.R. Horton, Inc.	70,233	3,100,085
NVR, Inc. (A)	275	852,500
PulteGroup, Inc.	111,807	3,394,460

		7,347,045

Independent Power & Renewable Electricity Producers - 0.6%
AES Corp.	150,401	1,840,908

Insurance - 4.9%
Allstate Corp.	38,663	3,782,015
Lincoln National Corp.	46,310	3,271,338
Prudential Financial, Inc.	35,163	3,738,530
Unum Group	64,668	3,128,638

		13,920,521

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (A)	185	289,734
Booking Holdings, Inc. (A)	230	500,940

		790,674

Internet Software & Services - 2.8%
Akamai Technologies, Inc. (A)	14,127	1,012,200
Alphabet, Inc., Class A (A)	1,900	1,935,302

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
eBay, Inc. (A)	52,132	$ 1,974,760
VeriSign, Inc. (A) (B)	26,456	3,106,463

		8,028,725

IT Services - 3.3%
Cognizant Technology Solutions Corp., Class A	49,197	4,025,298
Mastercard, Inc., Class A	30,495	5,436,344

		9,461,642

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	26,619	1,749,933

Machinery - 1.0%
Cummins, Inc.	18,248	2,917,125

Media - 0.8%
News Corp., Class A	143,940	2,300,161

Metals & Mining - 0.8%
Steel Dynamics, Inc.	33,077	1,482,180
Teck Resources, Ltd., Class B	34,222	859,999

		2,342,179

Multiline Retail - 1.7%
Kohl’s Corp.	28,542	1,773,029
Macy’s, Inc.	34,450	1,070,361
Nordstrom, Inc.	38,182	1,930,482

		4,773,872

Oil, Gas & Consumable Fuels - 7.2%
Andeavor	21,355	2,953,824
Chevron Corp.	15,880	1,986,747
ConocoPhillips	51,092	3,346,526
Marathon Oil Corp.	106,456	1,942,822
Marathon Petroleum Corp.	48,602	3,640,776
Phillips 66	17,740	1,974,639
Southwestern Energy Co. (A)	111,513	457,203
Valero Energy Corp.	36,929	4,096,534

		20,399,071

Personal Products - 1.0%
Estee Lauder Cos., Inc., Class A	19,581	2,899,750

Pharmaceuticals - 7.7%
Bristol-Myers Squibb Co.	42,325	2,206,402
Eli Lilly & Co.	27,286	2,212,076
Johnson & Johnson	59,030	7,466,705
Merck & Co., Inc.	66,781	3,931,398
Pfizer, Inc.	168,533	6,169,993

		21,986,574

Professional Services - 0.9%
Robert Half International, Inc.	42,307	2,570,150

Real Estate Management & Development - 1.2%
CBRE Group, Inc., Class A (A)	75,239	3,409,079

Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	47,908	2,379,590
KLA-Tencor Corp.	19,761	2,010,484
Lam Research Corp.	9,842	1,821,361
Micron Technology, Inc. (A)	43,366	1,993,969

		8,205,404

	Shares	Value
COMMON STOCKS (continued)
Software - 9.6%
CA, Inc.	52,065	$ 1,811,862
Cadence Design Systems, Inc. (A)	46,775	1,873,807
Citrix Systems, Inc. (A)	34,850	3,586,413
Intuit, Inc.	22,196	4,101,599
Microsoft Corp.	133,243	12,460,885
Synopsys, Inc. (A)	40,698	3,480,086

		27,314,652

Specialty Retail - 2.1%
Best Buy Co., Inc.	21,817	1,669,655
Foot Locker, Inc.	17,899	771,089
Gap, Inc.	28,936	846,089
Ross Stores, Inc.	32,930	2,662,390

		5,949,223

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	48,331	7,987,181
Hewlett Packard Enterprise Co.	68,014	1,159,639
HP, Inc.	150,301	3,229,968
Western Digital Corp.	14,759	1,162,862

		13,539,650

Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings, Ltd. (A)	27,330	1,869,919
PVH Corp.	14,387	2,297,172
Ralph Lauren Corp.	3,548	389,748

		4,556,839

Trading Companies & Distributors - 0.7%
United Rentals, Inc. (A)	13,501	2,025,150

Total Common Stocks (Cost $255,711,833)		283,708,674

SECURITIES LENDING COLLATERAL - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (D)	90,480	90,480

Total Securities Lending Collateral (Cost $90,480)		90,480

Total Investments (Cost $255,802,313)		283,799,154
Net Other Assets (Liabilities) - 0.5%		1,494,634

Net Assets - 100.0%		$ 285,293,788

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$283,708,674	$—	$—	$283,708,674
Securities Lending Collateral	90,480	—	—	90,480

Total Investments	$283,799,154	$—	$—	$283,799,154

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $88,535. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at April 30, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.8%
Boeing Co.	69,730	$ 23,259,139

Air Freight & Logistics - 1.1%
FedEx Corp.	35,998	8,898,706

Airlines - 0.3%
United Continental Holdings, Inc. (A)	34,575	2,335,195

Automobiles - 0.6%
Tesla, Inc. (A) (B)	18,380	5,401,882

Banks - 2.2%
JPMorgan Chase & Co.	88,484	9,625,289
PNC Financial Services Group, Inc.	34,242	4,985,978
SVB Financial Group (A)	12,373	3,707,075

		18,318,342

Beverages - 1.4%
Constellation Brands, Inc., Class A	8,364	1,949,899
Monster Beverage Corp. (A)	171,929	9,456,095

		11,405,994

Biotechnology - 3.5%
AbbVie, Inc.	28,068	2,709,965
Alexion Pharmaceuticals, Inc. (A)	37,608	4,423,829
Biogen, Inc. (A)	10,143	2,775,125
BioMarin Pharmaceutical, Inc. (A)	48,517	4,051,655
Celgene Corp. (A)	39,483	3,438,969
Incyte Corp. (A)	20,992	1,300,244
Seattle Genetics, Inc. (A)	42,325	2,166,617
TESARO, Inc. (A) (B)	16,422	836,044
Vertex Pharmaceuticals, Inc. (A)	52,663	8,065,865

		29,768,313

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	59,755	3,268,001

Capital Markets - 2.1%
BlackRock, Inc.	6,282	3,276,063
Goldman Sachs Group, Inc.	30,873	7,357,962
Intercontinental Exchange, Inc.	55,502	4,021,675
MarketAxess Holdings, Inc.	15,796	3,137,559

		17,793,259

Chemicals - 1.3%
Albemarle Corp.	40,698	3,946,078
PPG Industries, Inc.	47,898	5,071,440
Sherwin-Williams Co.	6,102	2,243,462

		11,260,980

Consumer Finance - 0.5%
Capital One Financial Corp.	41,803	3,788,188

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	107,261	5,293,330

Electrical Equipment - 0.8%
AMETEK, Inc.	54,030	3,771,294
Eaton Corp. PLC	38,320	2,875,150

		6,646,444

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	40,961	2,920,110
IPG Photonics Corp. (A)	13,738	2,926,606

		5,846,716

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	70,244	13,849,307

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	61,484	$ 4,273,138
Boston Scientific Corp. (A)	133,396	3,831,133
Hologic, Inc. (A)	65,414	2,537,409
Medtronic PLC	45,813	3,670,996

		14,312,676

Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	73,972	17,486,981

Hotels, Restaurants & Leisure - 2.4%
Hilton Worldwide Holdings, Inc.	59,778	4,712,898
Marriott International, Inc., Class A	64,471	8,811,896
McDonald’s Corp.	41,883	7,012,889

		20,537,683

Household Durables - 0.4%
Mohawk Industries, Inc. (A)	17,095	3,587,899

Household Products - 0.5%
Colgate-Palmolive Co.	58,626	3,824,174

Insurance - 0.5%
Allstate Corp.	40,584	3,969,927

Internet & Direct Marketing Retail - 10.3%
Amazon.com, Inc. (A)	29,547	46,274,443
Booking Holdings, Inc. (A)	6,633	14,446,674
Netflix, Inc. (A)	76,102	23,778,831
Wayfair, Inc., Class A (A) (B)	34,443	2,145,799

		86,645,747

Internet Software & Services - 13.1%
Alibaba Group Holding, Ltd., ADR (A)	93,935	16,771,155
Alphabet, Inc., Class A (A)	25,180	25,647,844
Alphabet, Inc., Class C (A)	16,199	16,479,729
Facebook, Inc., Class A (A)	175,998	30,271,656
GoDaddy, Inc., Class A (A)	103,421	6,676,860
Tencent Holdings, Ltd.	285,894	14,242,520

		110,089,764

IT Services - 9.1%
Cognizant Technology Solutions Corp., Class A	41,931	3,430,795
FleetCor Technologies, Inc. (A)	49,890	10,341,199
Global Payments, Inc.	44,883	5,074,023
Mastercard, Inc., Class A	160,415	28,597,182
PayPal Holdings, Inc. (A)	153,938	11,485,314
Square, Inc., Class A (A)	62,538	2,960,549
Visa, Inc., Class A	112,698	14,299,122

		76,188,184

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (A)	21,529	5,186,982
Thermo Fisher Scientific, Inc.	27,734	5,833,847

		11,020,829

Machinery - 3.2%
Caterpillar, Inc.	44,486	6,421,999
Gardner Denver Holdings, Inc. (A)	71,137	2,250,063
Illinois Tool Works, Inc.	22,931	3,256,661
Middleby Corp. (A) (B)	21,115	2,657,112
Nordson Corp.	24,658	3,171,019
Parker-Hannifin Corp.	31,648	5,209,894
Snap-on, Inc.	23,838	3,462,469

		26,429,217

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 1.2%
Charter Communications, Inc., Class A (A)	10,176	$ 2,760,647
Comcast Corp., Class A	242,823	7,622,214

		10,382,861

Multiline Retail - 0.6%
Dollar Tree, Inc. (A)	56,191	5,388,155

Oil, Gas & Consumable Fuels - 1.1%
Concho Resources, Inc. (A)	37,688	5,924,931
Continental Resources, Inc. (A)	55,588	3,672,143

		9,597,074

Personal Products - 1.6%
Estee Lauder Cos., Inc., Class A	88,126	13,050,579

Pharmaceuticals - 1.4%
Allergan PLC	23,783	3,654,258
AstraZeneca PLC, ADR	29,357	1,043,054
Bristol-Myers Squibb Co.	137,627	7,174,496

		11,871,808

Professional Services - 0.6%
Equifax, Inc.	18,027	2,019,925
IHS Markit, Ltd. (A)	58,536	2,875,874

		4,895,799

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	26,691	3,134,324
Norfolk Southern Corp.	22,411	3,215,306

		6,349,630

Semiconductors & Semiconductor Equipment - 4.4%
Broadcom, Inc.	36,614	8,399,984
Lam Research Corp.	21,814	4,036,899
Micron Technology, Inc. (A)	68,502	3,149,722
NVIDIA Corp.	60,787	13,670,996
ON Semiconductor Corp. (A)	121,738	2,687,975
Texas Instruments, Inc.	49,912	5,062,574

		37,008,150

Software - 12.8%
Activision Blizzard, Inc.	88,447	5,868,458
Adobe Systems, Inc. (A)	91,143	20,197,289
Microsoft Corp.	338,635	31,669,145

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Red Hat, Inc. (A)	49,930	$ 8,141,586
salesforce.com, Inc. (A)	164,815	19,940,967
ServiceNow, Inc. (A)	23,159	3,847,636
Splunk, Inc. (A)	47,552	4,881,213
SS&C Technologies Holdings, Inc.	71,478	3,548,883
Workday, Inc., Class A (A)	75,600	9,437,904

		107,533,081

Specialty Retail - 1.7%
Home Depot, Inc.	46,802	8,649,010
TJX Cos., Inc.	65,803	5,583,384

		14,232,394

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	228,747	37,802,729
NetApp, Inc.	72,235	4,809,406

		42,612,135

Textiles, Apparel & Luxury Goods - 3.9%
Kering SA	14,322	8,294,798
NIKE, Inc., Class B	209,011	14,294,262
Under Armour, Inc., Class A (A) (B)	36,607	650,140
Under Armour, Inc., Class C (A) (B)	243,899	3,743,850
VF Corp.	73,550	5,947,989

		32,931,039

Total Common Stocks (Cost $669,166,248)		837,079,582

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	12,329,416	12,329,416

Total Securities Lending Collateral (Cost $12,329,416)		12,329,416

Total Investments (Cost $681,495,664)		849,408,998
Net Other Assets (Liabilities) - (1.3)%		(11,102,810)

Net Assets - 100.0%		$ 838,306,188

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$814,542,264	$22,537,318	$—	$837,079,582
Securities Lending Collateral	12,329,416	—	—	12,329,416

Total Investments	$826,871,680	$22,537,318	$—	$849,408,998

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,051,482. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	17,622	$ 4,285,847
Moog, Inc., Class A (A)	4,503	369,111
Spirit Aerosystems Holdings, Inc., Class A	47,404	3,809,859

		8,464,817

Airlines - 2.0%
Delta Air Lines, Inc.	104,156	5,439,026
JetBlue Airways Corp. (A)	236,896	4,546,034
Southwest Airlines Co.	59,496	3,143,174

		13,128,234

Auto Components - 2.0%
Dana, Inc.	160,944	3,819,201
Lear Corp.	30,026	5,613,961
Tenneco, Inc.	70,101	3,132,814

		12,565,976

Automobiles - 1.6%
Fiat Chrysler Automobiles NV (A)	120,687	2,634,597
General Motors Co.	211,474	7,769,555

		10,404,152

Banks - 10.9%
Bank of America Corp.	772,982	23,127,622
BankUnited, Inc.	77,276	3,060,902
Citigroup, Inc.	104,323	7,122,131
Citizens Financial Group, Inc.	201,961	8,379,362
JPMorgan Chase & Co.	156,829	17,059,859
Popular, Inc.	50,079	2,318,157
Synovus Financial Corp.	123,294	6,444,577
TCF Financial Corp.	109,037	2,707,389

		70,219,999

Beverages - 1.3%
PepsiCo, Inc.	83,867	8,465,535

Biotechnology - 0.6%
Exelixis, Inc. (A)	78,129	1,626,646
Ligand Pharmaceuticals, Inc. (A)	12,713	1,968,608

		3,595,254

Building Products - 0.8%
Owens Corning	77,759	5,092,437

Capital Markets - 4.0%
Ameriprise Financial, Inc.	38,656	5,419,958
Evercore, Inc., Class A	43,638	4,418,347
LPL Financial Holdings, Inc.	51,780	3,136,315
Morgan Stanley	107,537	5,551,060
S&P Global, Inc.	38,801	7,317,868

		25,843,548

Chemicals - 2.4%
Cabot Corp.	57,367	3,204,520
Chemours Co.	31,992	1,548,733
LyondellBasell Industries NV, Class A	65,368	6,911,359
Trinseo SA	49,325	3,598,259

		15,262,871

Communications Equipment - 0.3%
F5 Networks, Inc. (A)	13,091	2,135,011

Construction & Engineering - 0.7%
EMCOR Group, Inc.	57,502	4,231,572

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 1.6%
Ally Financial, Inc.	292,294	$ 7,628,874
Navient Corp.	162,951	2,160,730
OneMain Holdings, Inc. (A)	11,412	352,060

		10,141,664

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	6,965	1,349,329
Leucadia National Corp.	150,996	3,629,944
Voya Financial, Inc.	82,157	4,300,919

		9,280,192

Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	267,720	13,211,982

Electric Utilities - 3.7%
American Electric Power Co., Inc.	130,864	9,157,863
Entergy Corp.	110,684	9,030,708
Pinnacle West Capital Corp.	7,091	570,825
Portland General Electric Co.	125,957	5,350,653

		24,110,049

Electronic Equipment, Instruments & Components - 1.1%
Jabil, Inc.	132,345	3,520,377
Vishay Intertechnology, Inc.	198,288	3,499,783

		7,020,160

Equity Real Estate Investment Trusts - 1.6%
Gaming and Leisure Properties, Inc.	134,893	4,622,783
Hospitality Properties Trust	137,676	3,425,379
Ryman Hospitality Properties, Inc.	27,271	2,137,501

		10,185,663

Food & Staples Retailing - 1.7%
Performance Food Group Co. (A)	47,707	1,548,092
US Foods Holding Corp. (A)	156,115	5,336,011
Walmart, Inc.	43,355	3,835,183

		10,719,286

Food Products - 2.6%
Darling Ingredients, Inc. (A)	18,272	313,182
Hershey Co.	27,869	2,562,276
Ingredion, Inc.	60,717	7,352,221
Lamb Weston Holdings, Inc.	60,149	3,928,933
Sanderson Farms, Inc.	23,919	2,658,836

		16,815,448

Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	23,299	1,700,594

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	141,288	9,819,516
Haemonetics Corp. (A)	29,436	2,297,185

		12,116,701

Health Care Providers & Services - 1.4%
Centene Corp. (A)	18,012	1,955,743
DaVita, Inc. (A)	10,881	683,218
Humana, Inc.	21,030	6,186,605

		8,825,566

Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations, Inc. (A)	66,222	2,847,546

Household Durables - 0.6%
PulteGroup, Inc.	131,391	3,989,031

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.7%
AES Corp.	357,682	$ 4,378,028

Insurance - 7.3%
Allstate Corp.	98,057	9,591,936
CNO Financial Group, Inc.	214,888	4,607,199
Lincoln National Corp.	100,901	7,127,647
Old Republic International Corp.	18,265	372,606
Prudential Financial, Inc.	95,598	10,163,979
Reinsurance Group of America, Inc.	53,918	8,055,349
Unum Group	150,951	7,303,009

		47,221,725

Internet Software & Services - 0.9%
VeriSign, Inc. (A)	51,629	6,062,277

IT Services - 0.3%
Cognizant Technology Solutions Corp., Class A	26,187	2,142,620

Life Sciences Tools & Services - 0.4%
Bruker Corp.	95,557	2,821,798

Machinery - 0.5%
Oshkosh Corp.	46,554	3,359,337

Media - 1.1%
John Wiley & Sons, Inc., Class A	38,332	2,527,996
News Corp., Class A	278,582	4,451,740

		6,979,736

Metals & Mining - 0.5%
Steel Dynamics, Inc.	76,350	3,421,244

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	33,461	1,744,991

Oil, Gas & Consumable Fuels - 11.5%
Andeavor	52,988	7,329,300
Chevron Corp.	33,391	4,177,548
ConocoPhillips	130,018	8,516,179
Energen Corp. (A)	37,504	2,454,262
Exxon Mobil Corp.	223,792	17,399,828
HollyFrontier Corp.	47,042	2,854,979
Marathon Petroleum Corp.	124,907	9,356,783
PBF Energy, Inc., Class A	69,275	2,655,311
Phillips 66	46,063	5,127,272
Southwestern Energy Co. (A)	357,342	1,465,102
Valero Energy Corp.	100,841	11,186,292
World Fuel Services Corp.	62,882	1,350,077

		73,872,933

Paper & Forest Products - 0.8%
Domtar Corp.	47,859	2,101,010
Louisiana-Pacific Corp.	79,463	2,251,187
Norbord, Inc.	19,029	786,659

		5,138,856

Personal Products - 1.2%
Edgewell Personal Care Co. (A)	45,036	1,983,836
Nu Skin Enterprises, Inc., Class A	81,497	5,798,511

		7,782,347

Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	107,428	5,600,222
Eli Lilly & Co.	53,049	4,300,683
Johnson & Johnson	182,113	23,035,473

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	212,561	$ 12,513,466
Pfizer, Inc.	545,241	19,961,273

		65,411,117

Professional Services - 1.8%
Korn/Ferry International	35,641	1,905,368
ManpowerGroup, Inc.	43,938	4,205,745
Robert Half International, Inc.	94,132	5,718,519

		11,829,632

Real Estate Management & Development - 2.3%
CBRE Group, Inc., Class A (A)	185,046	8,384,434
Jones Lang LaSalle, Inc.	37,152	6,297,636

		14,682,070

Road & Rail - 0.9%
Ryder System, Inc.	59,831	4,034,404
Werner Enterprises, Inc.	50,228	1,722,821

		5,757,225

Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. (A)	175,540	1,453,471
Applied Materials, Inc.	78,427	3,895,469
Micron Technology, Inc. (A)	72,268	3,322,883

		8,671,823

Software - 5.0%
Aspen Technology, Inc. (A)	83,484	7,325,721
Cadence Design Systems, Inc. (A)	98,108	3,930,206
Citrix Systems, Inc. (A)	80,371	8,270,980
Intuit, Inc.	31,175	5,760,828
Microsoft Corp.	18,084	1,691,216
Synopsys, Inc. (A)	60,884	5,206,191

		32,185,142

Specialty Retail - 1.1%
Aaron’s, Inc.	50,098	2,092,593
American Eagle Outfitters, Inc.	114,693	2,371,851
Gap, Inc.	18,196	532,051
Urban Outfitters, Inc. (A)	45,387	1,827,735

		6,824,230

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	188,746	3,218,119
HP, Inc.	61,935	1,330,983

		4,549,102

Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings, Ltd. (A)	58,024	3,970,002

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	42,035	601,101

Trading Companies & Distributors - 0.2%
United Rentals, Inc. (A)	9,902	1,485,300

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	139,178	3,803,735

Total Common Stocks (Cost $584,195,885)		635,069,659

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.8%
Capital Markets - 0.8%
Lazard, Ltd., Class A	92,887	$ 5,054,911

Total Master Limited Partnership (Cost $3,980,660)		5,054,911

Total Investments (Cost $588,176,545)		640,124,570
Net Other Assets (Liabilities) - 0.6%		3,754,198

Net Assets - 100.0%		$ 643,878,768

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$635,069,659	$—	$—	$635,069,659
Master Limited Partnership	5,054,911	—	—	5,054,911

Total Investments	$640,124,570	$—	$—	$640,124,570

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 102.7%
Aerospace & Defense - 3.0%
Spirit Aerosystems Holdings, Inc., Class A	34,249	$ 2,752,592

Airlines - 3.0%
JetBlue Airways Corp. (A)	139,289	2,672,956

Auto Components - 6.3%
Aptiv PLC	32,874	2,780,483
Delphi Technologies PLC	17,167	831,055
Goodyear Tire & Rubber Co.	84,528	2,122,498

		5,734,036

Banks - 10.4%
CIT Group, Inc.	73,953	3,915,812
FNB Corp.	268,365	3,488,745
SVB Financial Group (A)	6,794	2,035,550

		9,440,107

Biotechnology - 4.4%
BioMarin Pharmaceutical, Inc. (A)	47,763	3,988,688

Chemicals - 7.7%
Eastman Chemical Co.	48,462	4,947,001
Olin Corp.	67,699	2,043,833

		6,990,834

Communications Equipment - 3.2%
Palo Alto Networks, Inc. (A)	15,238	2,933,467

Construction & Engineering - 2.0%
MasTec, Inc. (A)	40,479	1,781,076

Construction Materials - 2.2%
Eagle Materials, Inc.	20,471	2,025,810

Consumer Finance - 6.7%
Ally Financial, Inc.	117,738	3,072,962
Discover Financial Services	42,700	3,042,375

		6,115,337

Diversified Consumer Services - 2.4%
ServiceMaster Global Holdings, Inc. (A)	42,840	2,167,704

Electronic Equipment, Instruments & Components - 5.2%
Dolby Laboratories, Inc., Class A	41,258	2,468,053
Jabil, Inc.	83,056	2,209,290

		4,677,343

Health Care Providers & Services - 3.6%
Universal Health Services, Inc., Class B	28,614	3,267,719

Hotels, Restaurants & Leisure - 3.2%
Caesars Entertainment Corp. (A)	253,253	2,874,422

Household Durables - 2.4%
Whirlpool Corp.	14,032	2,174,258

Life Sciences Tools & Services - 2.9%
Bio-Techne Corp.	17,498	2,640,623

Machinery - 5.7%
Crane Co.	21,587	1,805,537
Ingersoll-Rand PLC	18,659	1,565,303
ITT, Inc.	36,025	1,761,262

		5,132,102

Oil, Gas & Consumable Fuels - 5.7%
Energen Corp. (A)	25,458	1,665,971
EQT Corp.	70,409	3,533,828

		5,199,799

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 7.8%
Micron Technology, Inc. (A)	78,093	$ 3,590,716
Skyworks Solutions, Inc.	39,649	3,439,947

		7,030,663

Software - 6.8%
Workday, Inc., Class A (A)	27,462	3,428,356
Zynga, Inc., Class A (A)	795,330	2,743,889

		6,172,245

Specialty Retail - 4.9%
Ulta Beauty, Inc. (A)	17,535	4,399,707

Trading Companies & Distributors - 3.2%
Air Lease Corp.	70,580	2,942,480

Total Common Stocks (Cost $76,741,463)		93,113,968

	Principal	Value
REPURCHASE AGREEMENT - 5.5%
Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $5,007,197 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $5,112,188.	$ 5,007,094	5,007,094

Total Repurchase Agreement (Cost $5,007,094)		5,007,094

Total Investments (Cost $81,748,557)		98,121,062
Net Other Assets (Liabilities) - (8.2)%		(7,399,504)

Net Assets - 100.0%		$ 90,721,558

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$93,113,968	$—	$—	$93,113,968
Repurchase Agreement	—	5,007,094	—	5,007,094

Total Investments	$93,113,968	$5,007,094	$—	$98,121,062

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Airlines - 2.3%
Alaska Air Group, Inc.	342,416	$ 22,233,071
United Continental Holdings, Inc. (A)	219,300	14,811,522

		37,044,593

Banks - 2.0%
CIT Group, Inc.	582,860	30,862,437

Beverages - 1.0%
Molson Coors Brewing Co., Class B	222,900	15,879,396

Biotechnology - 1.0%
United Therapeutics Corp. (A)	149,800	16,494,478

Capital Markets - 0.5%
E*TRADE Financial Corp. (A)	129,400	7,851,992

Chemicals - 2.3%
Mosaic Co.	292,600	7,885,570
PPG Industries, Inc.	262,600	27,804,088

		35,689,658

Commercial Services & Supplies - 3.3%
KAR Auction Services, Inc.	452,600	23,530,674
Stericycle, Inc. (A)	485,207	28,486,503

		52,017,177

Communications Equipment - 1.8%
ARRIS International PLC (A)	1,048,900	28,320,300

Consumer Finance - 0.7%
Ally Financial, Inc.	441,639	11,526,778

Distributors - 0.8%
LKQ Corp. (A)	387,300	12,014,046

Diversified Consumer Services - 1.0%
H&R Block, Inc.	558,008	15,428,921

Diversified Financial Services - 0.7%
Voya Financial, Inc.	224,861	11,771,473

Electric Utilities - 6.7%
Alliant Energy Corp.	739,700	31,770,115
FirstEnergy Corp.	1,002,400	34,482,560
PPL Corp.	1,362,050	39,635,655

		105,888,330

Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc.	463,201	18,171,375

Energy Equipment & Services - 0.5%
Transocean, Ltd. (A)	633,300	7,833,921

Equity Real Estate Investment Trusts - 8.6%
Colony NorthStar, Inc., Class A	4,304,005	26,297,470
Iron Mountain, Inc.	348,700	11,834,878
JBG SMITH Properties	752,500	27,744,675
Uniti Group, Inc. (B)	1,461,940	26,344,159
VEREIT, Inc.	6,365,100	43,282,680

		135,503,862

Food & Staples Retailing - 3.8%
Casey’s General Stores, Inc.	326,900	31,578,540
US Foods Holding Corp. (A)	852,100	29,124,778

		60,703,318

Food Products - 2.5%
J.M. Smucker, Co.	138,100	15,754,448
Kellogg Co.	395,300	23,283,170

		39,037,618

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.8%
DENTSPLY SIRONA, Inc.	568,843	$ 28,635,557
Zimmer Biomet Holdings, Inc.	274,100	31,568,097

		60,203,654

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	185,456	16,798,605
Cardinal Health, Inc.	447,368	28,707,605
Laboratory Corp. of America Holdings (A)	136,303	23,273,737
MEDNAX, Inc. (A)	462,086	21,214,368

		89,994,315

Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment Corp. (A)	1,100,200	12,487,270

Independent Power & Renewable Electricity Producers - 1.8%
AES Corp.	2,291,000	28,041,840

Insurance - 9.5%
Alleghany Corp.	60,025	34,494,567
Allstate Corp.	125,000	12,227,500
FNF Group	398,503	14,676,865
Loews Corp.	527,320	27,663,207
Markel Corp. (A)	12,200	13,786,488
Progressive Corp.	381,005	22,970,791
Willis Towers Watson PLC	163,566	24,291,187

		150,110,605

Internet & Direct Marketing Retail - 1.7%
Expedia Group, Inc.	48,985	5,640,133
Liberty Expedia Holdings, Inc., Class A (A)	506,905	20,681,724

		26,321,857

IT Services - 2.2%
Leidos Holdings, Inc.	245,300	15,755,619
MAXIMUS, Inc.	113,500	7,676,005
Western Union Co.	581,000	11,474,750

		34,906,374

Machinery - 0.8%
Trinity Industries, Inc.	374,500	11,935,315

Media - 10.0%
AMC Networks, Inc., Class A (A)	435,875	22,665,500
Discovery, Inc., Class C (A)	1,146,980	25,485,896
DISH Network Corp., Class A (A)	1,115,693	37,431,500
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	270,400	11,264,864
Madison Square Garden Co., Class A (A)	72,099	17,521,499
News Corp., Class A	1,236,800	19,764,064
Viacom, Inc., Class B	774,300	23,352,888

		157,486,211

Mortgage Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	3,091,645	32,060,359

Multi-Utilities - 1.1%
WEC Energy Group, Inc.	272,767	17,533,463

Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp. (A)	1,519,300	28,866,700
Range Resources Corp.	1,395,400	19,326,290
Williams Cos., Inc.	979,100	25,192,243

		73,385,233

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (A)	174,936	$ 7,926,350

Software - 3.1%
CA, Inc.	227,900	7,930,920
Dell Technologies, Inc., Class V (A)	233,300	16,743,941
Open Text Corp.	676,588	23,903,854

		48,578,715

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	229,200	26,231,940
Foot Locker, Inc.	291,000	12,536,280

		38,768,220

Technology Hardware, Storage & Peripherals - 1.0%
NCR Corp. (A)	499,000	15,354,230

Trading Companies & Distributors - 1.6%
AerCap Holdings NV (A)	499,200	26,023,296

Total Common Stocks (Cost $1,436,685,079)		1,473,156,980

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	23,916,412	23,916,412

Total Securities Lending Collateral (Cost $23,916,412)		23,916,412

Principal	Value
REPURCHASE AGREEMENT - 6.5%

Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $101,826,881 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $103,864,688.

$ 101,824,788	$ 101,824,788

Total Repurchase Agreement (Cost $101,824,788)	101,824,788

Total Investments (Cost $1,562,426,279)	1,598,898,180
Net Other Assets (Liabilities) - (1.3)%	(21,246,872)

Net Assets - 100.0%	$ 1,577,651,308

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,473,156,980	$—	$—	$1,473,156,980
Securities Lending Collateral	23,916,412	—	—	23,916,412
Repurchase Agreement	—	101,824,788	—	101,824,788

Total Investments	$1,497,073,392	$101,824,788	$—	$1,598,898,180

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $23,295,878. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 55.6%
Independent Power & Renewable Electricity Producers - 1.9%
Atlantica Yield PLC	253,800	$ 5,098,842

Oil, Gas & Consumable Fuels - 52.5%
Cheniere Energy Partners, LP Holdings LLC	355,476	9,917,780
Cheniere Energy, Inc. (A)	93,800	5,455,408
Enbridge Energy Management LLC (A) (B)	762,072	7,453,064
Enbridge, Inc.	212,549	6,433,858
GasLog, Ltd.	223,747	3,770,137
Kinder Morgan, Inc.	1,047,500	16,571,450
ONEOK, Inc.	339,575	20,449,206
Pembina Pipeline Corp. (B)	445,700	14,200,002
Phillips 66	10,000	1,113,100
Plains GP Holdings, LP, Class A (A)	568,213	13,762,119
SemGroup Corp., Class A	162,731	4,092,685
Targa Resources Corp.	251,250	11,801,213
TransCanada Corp.	252,425	10,715,441
Williams Cos., Inc.	518,060	13,329,684

		139,065,147

Transportation Infrastructure - 1.2%
Macquarie Infrastructure Corp.	85,000	3,221,500

Total Common Stocks (Cost $151,372,063)		147,385,489

MASTER LIMITED PARTNERSHIPS (F) - 37.2%
Electric Utilities - 0.9%
Brookfield Infrastructure Partners, LP	60,000	2,451,600

Independent Power & Renewable Electricity Producers - 4.2%
Brookfield Renewable Partners, LP (A)	70,000	2,123,100
NextEra Energy Partners, LP	213,722	8,905,796

		11,028,896

Oil, Gas & Consumable Fuels - 32.1%
BP Midstream Partners, LP	78,800	1,494,836
Buckeye Partners, LP	76,400	3,174,420
DCP Midstream, LP	45,800	1,683,608
Energy Transfer Equity, LP	227,300	3,591,340
Energy Transfer Partners, LP	465,264	8,384,057
Enterprise Products Partners, LP	316,311	8,489,787
EQT GP Holdings, LP	62,948	1,573,700
EQT Midstream Partners, LP	60,420	3,399,229
GasLog Partners, LP	388,134	9,218,183
Hoegh LNG Partners, LP	227,800	4,066,230
KNOT Offshore Partners, LP	89,302	1,893,202
Magellan Midstream Partners, LP	57,000	3,752,310
MPLX, LP	219,081	7,740,132
Phillips 66 Partners, LP	79,000	3,916,820
Shell Midstream Partners, LP	220,305	4,756,385
Tallgrass Energy GP, LP	445,249	9,109,795
Viper Energy Partners, LP	50,000	1,440,000
Western Gas Partners, LP	151,900	7,300,314

		84,984,348

Total Master Limited Partnerships (Cost $95,039,199)		98,464,844

	Principal	Value
CORPORATE DEBT SECURITIES - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canbriam Energy, Inc. 9.75%, 11/15/2019 (C)	$ 1,330,000	$ 1,349,950
MEG Energy Corp. 7.00%, 03/31/2024 (C)	2,000,000	1,795,000
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 5.38%, 02/01/2027	1,000,000	957,500

Total Corporate Debt Securities (Cost $3,780,812)		4,102,450

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (D)	7,609,420	7,609,420

Total Securities Lending Collateral (Cost $7,609,420)		7,609,420

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 0.74% (D), dated 04/30/2018, to be repurchased at $10,059,383 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $10,264,275.	$ 10,059,176	10,059,176

Total Repurchase Agreement (Cost $10,059,176)		10,059,176

Total Investments (Cost $267,860,670)		267,621,379
Net Other Assets (Liabilities) - (1.0)%		(2,571,896)

Net Assets - 100.0%		$ 265,049,483

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$147,385,489	$—	$—	$147,385,489
Master Limited Partnerships	98,464,844	—	—	98,464,844
Corporate Debt Securities	—	4,102,450	—	4,102,450
Securities Lending Collateral	7,609,420	—	—	7,609,420
Repurchase Agreement	—	10,059,176	—	10,059,176

Total Investments	$253,459,753	$14,161,626	$—	$267,621,379

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,442,163. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $3,144,950, representing 1.2% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Banks - 5.2%
Wells Fargo & Co.	157,500	$ 8,183,700
Western Alliance Bancorp (A)	132,500	7,814,850

		15,998,550

Beverages - 2.3%
PepsiCo, Inc.	69,700	7,035,518

Biotechnology - 2.0%
Celgene Corp. (A)	70,200	6,114,420

Chemicals - 6.3%
Ecolab, Inc.	63,800	9,236,326
Sherwin-Williams Co.	27,500	10,110,650

		19,346,976

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc., Class B (A)	38,300	7,419,859

Electronic Equipment, Instruments & Components - 5.1%
Amphenol Corp., Class A	104,600	8,756,066
Littelfuse, Inc.	38,300	7,159,036

		15,915,102

Health Care Providers & Services - 3.9%
CVS Health Corp.	173,500	12,115,505

Health Care Technology - 2.8%
Cerner Corp. (A)	146,500	8,533,625

Insurance - 2.6%
Markel Corp. (A)	7,200	8,136,288

Internet & Direct Marketing Retail - 5.5%
Booking Holdings, Inc. (A)	7,800	16,988,400

Internet Software & Services - 9.5%
Alphabet, Inc., Class A (A)	14,150	14,412,907
Facebook, Inc., Class A (A)	86,500	14,878,000

		29,290,907

IT Services - 12.4%
Broadridge Financial Solutions, Inc.	75,000	8,040,750
Cognizant Technology Solutions Corp., Class A	125,500	10,268,410
FleetCor Technologies, Inc. (A)	47,300	9,804,344
Mastercard, Inc., Class A	57,300	10,214,871

		38,328,375

Machinery - 3.8%
Middleby Corp. (A)	94,500	11,891,880

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 4.2%
Dollar Tree, Inc. (A)	134,000	$ 12,849,260

Oil, Gas & Consumable Fuels - 3.6%
Phillips 66	99,500	11,075,345

Pharmaceuticals - 2.2%
Novo Nordisk A/S, ADR	148,500	6,970,590

Road & Rail - 3.2%
Union Pacific Corp.	74,800	9,995,524

Software - 5.5%
Check Point Software Technologies, Ltd. (A)	81,500	7,865,565
Intuit, Inc.	50,200	9,276,458

		17,142,023

Specialty Retail - 7.9%
Lowe’s Cos., Inc.	110,800	9,133,244
TJX Cos., Inc.	179,000	15,188,150

		24,321,394

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	116,000	19,170,160

Trading Companies & Distributors - 2.4%
Fastenal Co.	148,500	7,423,515

Total Common Stocks (Cost $254,117,804)		306,063,216

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $3,292,067 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $3,361,575.	$ 3,291,999	3,291,999

Total Repurchase Agreement (Cost $3,291,999)		3,291,999

Total Investments (Cost $257,409,803)		309,355,215
Net Other Assets (Liabilities) - (0.1)%		(267,684)

Net Assets - 100.0%		$ 309,087,531

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$306,063,216	$—	$—	$306,063,216
Repurchase Agreement	—	3,291,999	—	3,291,999

Total Investments	$306,063,216	$3,291,999	$—	$309,355,215

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 59.8%
Aerospace & Defense - 1.3%
Boeing Co.	5,900	$ 1,968,004
General Dynamics Corp.	18,718	3,768,121
Harris Corp.	3,040	475,517
Northrop Grumman Corp.	11,062	3,562,406
United Technologies Corp.	29,054	3,490,838

		13,264,886

Air Freight & Logistics - 0.0% (A)
FedEx Corp.	81	20,023

Airlines - 0.3%
Delta Air Lines, Inc.	55,655	2,906,304
United Continental Holdings, Inc. (B)	6,340	428,204

		3,334,508

Auto Components - 0.2%
Aptiv PLC	13,217	1,117,894
Delphi Technologies PLC	14,372	695,748

		1,813,642

Automobiles - 0.3%
Ford Motor Co.	248,451	2,792,589

Banks - 3.6%
Bank of America Corp.	420,066	12,568,375
BB&T Corp.	39,389	2,079,739
Citigroup, Inc.	123,884	8,457,561
Huntington Bancshares, Inc.	54,400	811,104
KeyCorp	98,303	1,958,196
SunTrust Banks, Inc.	32,200	2,150,960
SVB Financial Group (B)	2,960	886,845
Wells Fargo & Co.	137,995	7,170,220

		36,083,000

Beverages - 1.5%
Coca-Cola Co.	67,000	2,895,070
Constellation Brands, Inc., Class A	7,778	1,813,285
Molson Coors Brewing Co., Class B	54,152	3,857,789
PepsiCo, Inc.	63,502	6,409,892

		14,976,036

Biotechnology - 1.5%
AbbVie, Inc.	28,030	2,706,297
Alexion Pharmaceuticals, Inc. (B)	4,599	540,980
Amgen, Inc.	10,010	1,746,545
Biogen, Inc. (B)	9,444	2,583,878
Celgene Corp. (B)	20,554	1,790,253
Gilead Sciences, Inc.	45,654	3,297,589
Vertex Pharmaceuticals, Inc. (B)	14,513	2,222,811

		14,888,353

Building Products - 0.4%
Allegion PLC	23,741	1,832,330
Masco Corp.	61,758	2,338,776

		4,171,106

Capital Markets - 2.1%
Bank of New York Mellon Corp.	37,081	2,021,285
BlackRock, Inc.	3,300	1,720,950
Charles Schwab Corp.	62,036	3,454,164
CME Group, Inc.	1,900	299,592
Intercontinental Exchange, Inc.	36,660	2,656,384
Morgan Stanley	117,147	6,047,128

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	50,819	$ 5,070,720

		21,270,223

Chemicals - 1.3%
Celanese Corp., Series A	14,105	1,532,790
DowDuPont, Inc.	115,344	7,294,355
Eastman Chemical Co.	36,483	3,724,185
Mosaic Co.	561	15,119

		12,566,449

Communications Equipment - 0.2%
Cisco Systems, Inc.	38,153	1,689,796
Motorola Solutions, Inc.	2,700	296,541

		1,986,337

Construction Materials - 0.0% (A)
Vulcan Materials Co.	3,100	346,239

Consumer Finance - 0.5%
American Express Co.	9,906	978,217
Capital One Financial Corp.	40,843	3,701,193

		4,679,410

Containers & Packaging - 0.2%
Crown Holdings, Inc. (B)	13,157	655,745
WestRock Co.	21,873	1,294,007

		1,949,752

Diversified Consumer Services - 0.0% (A)
H&R Block, Inc.	10,900	301,385

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (B)	47,193	9,142,700
Voya Financial, Inc.	24,978	1,307,598

		10,450,298

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	39,092	1,278,308
Verizon Communications, Inc.	48,757	2,406,158

		3,684,466

Electric Utilities - 1.4%
American Electric Power Co., Inc.	38,950	2,725,721
Exelon Corp.	41,870	1,661,402
NextEra Energy, Inc.	35,657	5,844,539
PG&E Corp.	25,900	1,193,990
Xcel Energy, Inc.	52,818	2,473,995

		13,899,647

Electrical Equipment - 0.4%
Eaton Corp. PLC	49,203	3,691,701

Electronic Equipment, Instruments & Components - 0.0% (A)
TE Connectivity, Ltd.	5,240	480,770

Equity Real Estate Investment Trusts - 1.4%
American Tower Corp.	4,531	617,847
AvalonBay Communities, Inc.	15,143	2,468,309
Brixmor Property Group, Inc.	15,100	224,839
Digital Realty Trust, Inc.	4,400	465,036
Equinix, Inc.	2,449	1,030,515
Equity Residential	34,141	2,106,841
Federal Realty Investment Trust	7,920	917,532
HCP, Inc.	34,262	800,361
Prologis, Inc.	9,478	615,217
Public Storage	12,350	2,491,983

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Vornado Realty Trust	25,275	$ 1,719,458

		13,457,938

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.	37,705	2,505,497

Food Products - 0.5%
Mondelez International, Inc., Class A	128,774	5,086,573

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	60,875	3,538,664
Becton Dickinson and Co.	9,910	2,297,832
Boston Scientific Corp. (B)	117,116	3,363,571
Cooper Cos., Inc.	1,560	356,788
Danaher Corp.	15,809	1,585,959
Intuitive Surgical, Inc. (B)	2,200	969,716
Medtronic PLC	35,500	2,844,615
Zimmer Biomet Holdings, Inc.	25,548	2,942,363

		17,899,508

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	13,600	1,231,888
Cigna Corp.	22,446	3,856,672
CVS Health Corp.	26,800	1,871,444
UnitedHealth Group, Inc.	46,693	11,038,225

		17,998,229

Hotels, Restaurants & Leisure - 0.5%
Hilton Worldwide Holdings, Inc.	27,504	2,168,415
Royal Caribbean Cruises, Ltd.	8,866	959,213
Starbucks Corp.	10,700	615,999
Yum! Brands, Inc.	16,180	1,409,278

		5,152,905

Household Durables - 0.2%
Lennar Corp., Class A	33,100	1,750,659
Toll Brothers, Inc.	9,622	405,664

		2,156,323

Household Products - 0.4%
Colgate-Palmolive Co.	31,300	2,041,699
Procter & Gamble Co.	32,600	2,358,284

		4,399,983

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	46,549	6,734,709

Insurance - 1.5%
American International Group, Inc.	84,563	4,735,528
Arthur J. Gallagher & Co.	10,993	769,400
Chubb, Ltd.	3,216	436,315
Everest Re Group, Ltd.	2,626	610,991
Hartford Financial Services Group, Inc.	52,746	2,839,845
Lincoln National Corp.	29,300	2,069,752
MetLife, Inc.	69,590	3,317,355

		14,779,186

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (B)	11,367	17,802,200
Booking Holdings, Inc. (B)	620	1,350,360
Expedia Group, Inc.	5,800	667,812
Netflix, Inc. (B)	4,000	1,249,840

		21,070,212

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 3.1%
Alphabet, Inc., Class A (B)	10,570	$ 10,766,391
Alphabet, Inc., Class C (B)	9,671	9,838,598
Facebook, Inc., Class A (B)	59,793	10,284,396

		30,889,385

IT Services - 2.4%
Accenture PLC, Class A	33,598	5,080,018
Alliance Data Systems Corp.	2,700	548,235
Fidelity National Information Services, Inc.	42,938	4,077,822
International Business Machines Corp.	12,186	1,766,482
Visa, Inc., Class A	84,368	10,704,612
Worldpay, Inc., Class A (B)	15,956	1,295,946

		23,473,115

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	8,634	567,599
Illumina, Inc. (B)	4,038	972,876
Mettler-Toledo International, Inc. (B)	700	391,951
Thermo Fisher Scientific, Inc.	10,477	2,203,837

		4,136,263

Machinery - 1.7%
Caterpillar, Inc.	10,900	1,573,524
Cummins, Inc.	9,300	1,486,698
Deere & Co.	11,849	1,603,525
Ingersoll-Rand PLC	50,751	4,257,501
PACCAR, Inc.	27,334	1,740,356
Parker-Hannifin Corp.	3,647	600,369
Snap-on, Inc.	12,584	1,827,826
Stanley Black & Decker, Inc.	28,949	4,098,889

		17,188,688

Media - 2.4%
Charter Communications, Inc., Class A (B)	17,893	4,854,192
Comcast Corp., Class A	222,963	6,998,808
DISH Network Corp., Class A (B)	35,076	1,176,800
Sirius XM Holdings, Inc. (C)	103,677	656,275
Time Warner, Inc.	15,885	1,505,898
Twenty-First Century Fox, Inc., Class A	94,114	3,440,808
Walt Disney Co.	51,526	5,169,604

		23,802,385

Metals & Mining - 0.2%
Alcoa Corp. (B)	15,900	814,080
Freeport-McMoRan, Inc.	52,984	805,887
Newmont Mining Corp.	12,708	499,297

		2,119,264

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	66,400	3,462,760

Multiline Retail - 0.5%
Dollar General Corp.	16,100	1,554,133
Dollar Tree, Inc. (B)	34,627	3,320,383

		4,874,516

Oil, Gas & Consumable Fuels - 3.8%
Andeavor	9,200	1,272,544
Chevron Corp.	53,007	6,631,706
Concho Resources, Inc. (B)	15,685	2,465,839
Diamondback Energy, Inc. (B)	22,789	2,927,247
EOG Resources, Inc.	48,763	5,762,324
EQT Corp.	25,416	1,275,629

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	74,927	$ 5,825,574
Marathon Petroleum Corp.	22,600	1,692,966
Occidental Petroleum Corp.	40,460	3,125,939
ONEOK, Inc.	22,300	1,342,906
Pioneer Natural Resources Co.	25,365	5,112,316

		37,434,990

Personal Products - 0.4%
Estee Lauder Cos., Inc., Class A	25,600	3,791,104

Pharmaceuticals - 2.8%
Allergan PLC	14,376	2,208,872
Bristol-Myers Squibb Co.	47,925	2,498,330
Eli Lilly & Co.	43,636	3,537,571
Johnson & Johnson	55,839	7,063,075
Merck & Co., Inc.	71,238	4,193,781
Mylan NV (B)	21,798	844,891
Pfizer, Inc.	207,436	7,594,232
Zoetis, Inc.	3,500	292,180

		28,232,932

Road & Rail - 1.2%
Norfolk Southern Corp.	30,682	4,401,946
Union Pacific Corp.	54,287	7,254,372

		11,656,318

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	65,450	5,717,057
Broadcom, Inc.	19,678	4,514,527
Intel Corp.	25,300	1,305,986
Microchip Technology, Inc. (C)	23,973	2,005,581
Micron Technology, Inc. (B)	15,800	726,484
NVIDIA Corp.	24,705	5,556,155
Texas Instruments, Inc.	55,803	5,660,098

		25,485,888

Software - 3.9%
Activision Blizzard, Inc.	4,700	311,845
Adobe Systems, Inc. (B)	18,855	4,178,268
Intuit, Inc.	9,900	1,829,421
Microsoft Corp.	258,766	24,199,796
Oracle Corp.	79,334	3,623,184
salesforce.com, Inc. (B)	24,500	2,964,255
Workday, Inc., Class A (B)	13,817	1,724,914

		38,831,683

Specialty Retail - 2.0%
AutoZone, Inc. (B)	4,000	2,498,080
Best Buy Co., Inc.	27,126	2,075,953
Home Depot, Inc.	39,330	7,268,184
Lowe’s Cos., Inc.	39,316	3,240,818
O’Reilly Automotive, Inc. (B)	7,936	2,032,172
Ross Stores, Inc.	28,631	2,314,816

		19,430,023

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	128,981	21,315,400
Hewlett Packard Enterprise Co.	162,100	2,763,805
HP, Inc.	111,719	2,400,841

		26,480,046

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	44,110	$ 3,016,683
PVH Corp.	16,460	2,628,168

		5,644,851

Tobacco - 0.7%
Altria Group, Inc.	4,900	274,939
Philip Morris International, Inc.	80,293	6,584,026

		6,858,965

Trading Companies & Distributors - 0.1%
Fastenal Co.	25,000	1,249,750
United Rentals, Inc. (B)	1,700	255,000

		1,504,750

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (B)	25,335	1,533,021

Total Common Stocks (Cost $433,192,026)		594,722,830

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.73% (D)	12,963	347,279

Capital Markets - 0.0% (A)
State Street Corp., Series D, Fixed until 03/15/2024, 5.90% (C) (D)	3,072	81,070

Electric Utilities - 0.0% (A)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (C) (D)	960	25,392

Total Preferred Stocks (Cost $456,527)		453,741

	Principal	Value
ASSET-BACKED SECURITIES - 3.7%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (E)	$ 377,466	398,014
BlueMountain CLO, Ltd. Series 2015-2A, Class A1, 3-Month LIBOR + 1.43%, 3.79% (D), 07/18/2027 (E)	755,000	755,618
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.94%, 05/25/2029 (E)	601,576	587,618
BXG Receivables Note Trust Series 2015-A, Class A, 2.88%, 05/02/2030 (E)	675,028	663,000
CIFC Funding, Ltd. Series 2013-2A, Class A1LR, 3-Month LIBOR + 1.21%, 3.57% (D), 10/18/2030 (E)	1,285,000	1,290,748
Hertz Vehicle Financing II, LP Series 2016-3A, Class A, 2.27%, 07/25/2020 (E)	540,000	534,709

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
ICG US CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 1.22%, 3.58% (D), 01/20/2030 (E)	$ 670,000	$ 670,390
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (E)	757,254	765,089
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	1,011,695	975,981
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (E) (F)	595,000	594,492
Longfellow Place CLO, Ltd. Series 2013-1A, Class ARR, 3-Month LIBOR + 1.34%, 3.69% (D), 04/15/2029 (E)	1,175,000	1,181,307
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	217,829	213,030
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	231,532	225,167
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	380,000	375,618
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	1,000,000	991,748
New Residential Mortgage Trust Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (E)	551,554	559,669
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (E)	100,000	97,481
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,100,000	1,095,102
OCP CLO, Ltd. Series 2014-7A, Class A1AR, 3-Month LIBOR + 0.95%, 3.31% (D), 10/20/2026 (E)	300,000	300,058
Octagon Investment Partners 33, Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 3.55% (D), 01/20/2031 (E)	800,000	801,752
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	492,351
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (E)	575,000	576,183
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	758,832	741,553
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	209,034	207,422
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	171,026	169,451
Palmer Square CLO, Ltd. Series 2013-2A, Class A1AR, 3-Month LIBOR + 1.22%, 3.57% (D), 10/17/2027 (E)	750,000	753,456

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ltd. (continued) Series 2015-2A, Class A1AR, 3-Month LIBOR + 1.27%, 3.63% (D), 07/20/2030 (E)	$ 800,000	$ 803,014
SBA Tower Trust Series 2014-1A, Class C, 2.90% (D), 10/15/2044 (E)	2,735,000	2,735,455
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	47,293	47,188
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	103,823	103,496
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	87,941	87,483
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	73,891	73,261
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	76,807	76,422
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	359,285	354,634
SilverLeaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (E)	66,556	66,382
SolarCity LMC Series III LLC Series 2014-2, Class A, 4.02%, 07/20/2044 (E)	428,935	400,280
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (E)	646,871	645,052
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2, 2.75%, 11/15/2049 (E)	400,000	401,121
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	667,216	664,283
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	807,108	798,869
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	602,973	597,306
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	661,373	651,951
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	603,326	596,151
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,119,931	1,104,160
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	552,218	541,390
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,087,857	1,062,036
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	963,279	948,722
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	826,325	814,289
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	585,282	576,363
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	900,687	885,051
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,967,091	1,944,830

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VB-S1 Issuer LLC Series 2018-1A, Class C, 3.41%, 02/15/2048 (E)	$ 1,755,000	$ 1,739,869
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.54%, 07/20/2033 (E)	274,608	268,858
Welk Resorts LLC Series 2017-AA, Class A, 2.82%, 06/15/2033 (E)	961,031	943,611
Wellfleet CLO, Ltd. Series 2016-2A, Class A1, 3-Month LIBOR + 1.65%, 4.01% (D), 10/20/2028 (E)	815,000	817,144

Total Asset-Backed Securities (Cost $37,195,185)		36,765,678

CERTIFICATE OF DEPOSIT - 0.2%
Banks - 0.2%
Standard Chartered Bank 2.22% (G), 06/12/2018	1,900,000	1,900,000

Total Certificate of Deposit (Cost $1,900,000)		1,900,000

CORPORATE DEBT SECURITIES - 16.5%
Aerospace & Defense - 0.2%
Harris Corp. 5.55%, 10/01/2021	960,000	1,021,056
Northrop Grumman Corp. 2.55%, 10/15/2022	1,114,000	1,073,416

		2,094,472

Air Freight & Logistics - 0.1%
FedEx Corp. 4.90%, 01/15/2034	780,000	827,944
5.10%, 01/15/2044	160,000	171,958

		999,902

Airlines - 0.6%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	728,598	693,742
3.70%, 04/01/2028	853,855	840,133
Delta Air Lines Pass-Through Trust 4.75%, 11/07/2021	539,777	549,979
6.82%, 02/10/2024	1,223,097	1,343,327
Northwest Airlines Pass-Through Trust 7.03%, 05/01/2021	480,060	504,159
United Airlines Pass-Through Trust 3.75%, 03/03/2028	1,418,821	1,407,470
US Airways Pass-Through Trust 5.38%, 05/15/2023	713,605	732,337

		6,071,147

Auto Components - 0.0% (A)
BorgWarner, Inc. 3.38%, 03/15/2025	345,000	336,246

Automobiles - 0.2%
Ford Motor Co. 4.35%, 12/08/2026	855,000	839,021

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Co. 4.88%, 10/02/2023	$ 905,000	$ 932,490
6.25%, 10/02/2043	120,000	128,165

		1,899,676

Banks - 3.1%
Banco Santander SA 4.38%, 04/12/2028	1,200,000	1,188,406
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	1,453,000	1,384,121
Fixed until 12/20/2027, 3.42% (D), 12/20/2028 (E)	244,000	229,131
4.45%, 03/03/2026, MTN	1,926,000	1,935,898
Bank One Capital III 8.75%, 09/01/2030	130,000	179,798
Bank One Corp. 8.00%, 04/29/2027	300,000	377,569
Barclays Bank PLC 10.18%, 06/12/2021 (E)	2,555,000	2,989,033
BNP Paribas SA Fixed until 03/14/2022, 6.75% (D), 03/14/2022 (E) (H)	190,000	199,262
CIT Group, Inc. 4.13%, 03/09/2021	70,000	70,074
Citigroup, Inc. 3-Month LIBOR + 0.95%, 3.31% (D), 07/24/2023	1,146,000	1,158,102
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	2,432,000	2,363,908
4.50%, 01/14/2022	394,000	408,200
6.68%, 09/13/2043	60,000	75,083
Commerzbank AG 8.13%, 09/19/2023 (E)	1,655,000	1,914,227
Cooperatieve Rabobank UA 2.25%, 01/14/2019	250,000	249,424
Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (H)	2,698,000	2,913,840
Discover Bank 3.45%, 07/27/2026	370,000	344,566
Fifth Third Bancorp 3.95%, 03/14/2028 (C)	794,000	786,645
First Horizon National Corp. 3.50%, 12/15/2020	410,000	411,028
HSBC Holdings PLC 5.25%, 03/14/2044	200,000	214,326
Intesa Sanpaolo SpA 3.38%, 01/12/2023 (E)	272,000	263,514
3.88%, 07/14/2027 (E)	415,000	389,850
5.02%, 06/26/2024 (E)	420,000	411,106
JPMorgan Chase & Co. 3.25%, 09/23/2022	889,000	880,054
3.38%, 05/01/2023	685,000	670,735
4.85%, 02/01/2044	552,000	587,576
6.40%, 05/15/2038	410,000	515,413
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (H)	48,000	52,020
Nordea Bank AB 4.25%, 09/21/2022 (E)	2,711,000	2,771,197

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC 6.00%, 12/19/2023	$ 215,000	$ 228,352
6.10%, 06/10/2023	270,000	287,007
6.40%, 10/21/2019	140,000	146,404
Societe Generale SA 5.00%, 01/17/2024 (E)	415,000	424,454
SunTrust Bank 3.30%, 05/15/2026	612,000	579,264
Svenska Handelsbanken AB 2.45%, 03/30/2021, MTN	800,000	781,853
Toronto-Dominion Bank Fixed until 09/15/2026, 3.63% (D), 09/15/2031	1,160,000	1,097,914
US Bank NA 2.13%, 10/28/2019	330,000	326,749
Wells Fargo & Co. 4.10%, 06/03/2026, MTN	405,000	396,183
5.38%, 11/02/2043	220,000	236,207
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (H)	139,000	141,432
Wells Fargo Bank NA 2.60%, 01/15/2021	365,000	359,702
5.95%, 08/26/2036	320,000	384,284

		31,323,911

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	398,000	389,124
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	857,000	825,445
Constellation Brands, Inc. 3.70%, 12/06/2026	304,000	294,610
Pernod Ricard SA 5.75%, 04/07/2021 (E)	1,095,000	1,167,324

		2,676,503

Biotechnology - 0.3%
AbbVie, Inc. 3.20%, 05/14/2026	1,146,000	1,069,753
Biogen, Inc. 4.05%, 09/15/2025	654,000	655,530
Celgene Corp. 3.88%, 08/15/2025	678,000	665,226
Gilead Sciences, Inc. 2.95%, 03/01/2027 (C)	211,000	197,275
4.15%, 03/01/2047	190,000	180,954

		2,768,738

Building Products - 0.1%
Owens Corning 4.20%, 12/15/2022	844,000	858,533
4.40%, 01/30/2048	427,000	381,023

		1,239,556

Capital Markets - 1.5%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	1,420,000	1,421,802
7.30%, 06/28/2019	845,000	886,268
Charles Schwab Corp. 3.20%, 03/02/2027	805,000	771,041

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	$ 877,000	$ 849,180
3.80%, 06/09/2023	1,155,000	1,149,075
Deutsche Bank AG 3-Month LIBOR + 1.23%, 3.19% (D), 02/27/2023	802,000	802,609
Goldman Sachs Group, Inc. 2.75%, 09/15/2020	701,000	694,335
5.75%, 01/24/2022	1,750,000	1,883,278
6.25%, 02/01/2041	130,000	156,867
6.75%, 10/01/2037	381,000	462,301
Morgan Stanley
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	810,000	770,072
4.35%, 09/08/2026, MTN	373,000	370,628
5.00%, 11/24/2025	1,303,000	1,351,478
5.75%, 01/25/2021	1,440,000	1,530,796
UBS AG 7.63%, 08/17/2022	730,000	820,301
UBS Group Funding Switzerland AG 4.25%, 03/23/2028 (E)	1,189,000	1,181,846

		15,101,877

Chemicals - 0.2%
LyondellBasell Industries NV 5.00%, 04/15/2019	204,000	206,946
Monsanto Co. 4.40%, 07/15/2044	1,021,000	962,264
Syngenta Finance NV 3.93%, 04/23/2021 (E)	485,000	484,967

		1,654,177

Commercial Services & Supplies - 0.1%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (E)	360,000	351,867
ERAC USA Finance LLC 2.70%, 11/01/2023 (E)	200,000	189,289
3.85%, 11/15/2024 (E)	560,000	559,120

		1,100,276

Communications Equipment - 0.0% (A)
Cisco Systems, Inc. 2.13%, 03/01/2019	175,000	174,544

Construction & Engineering - 0.3%
SBA Tower Trust 2.88%, 07/10/2046 (E)	607,000	595,764
3.17%, 04/09/2047 (E)	800,000	788,132
3.45%, 03/15/2048 (E)	1,365,000	1,354,470

		2,738,366

Construction Materials - 0.2%
LafargeHolcim Finance US LLC 4.75%, 09/22/2046 (E)	780,000	763,521
Martin Marietta Materials, Inc. 4.25%, 07/02/2024	1,063,000	1,083,091

		1,846,612

Consumer Finance - 0.7%
Ally Financial, Inc. 3.50%, 01/27/2019	710,000	709,645
4.13%, 03/30/2020	915,000	919,575

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Co. 3.00%, 10/30/2024	$ 315,000	$ 299,819
4.05%, 12/03/2042	225,000	219,511
BMW US Capital LLC 2.80%, 04/11/2026 (E)	1,104,000	1,029,886
Capital One Financial Corp. 3.30%, 10/30/2024	1,304,000	1,241,964
3.80%, 01/31/2028	407,000	386,337
Discover Financial Services 3.75%, 03/04/2025	2,391,000	2,309,314

		7,116,051

Containers & Packaging - 0.2%
International Paper Co. 4.75%, 02/15/2022	520,000	540,921
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.13%, 07/15/2023 (E)	405,000	407,531
5.75%, 10/15/2020	872,197	878,739

		1,827,191

Diversified Consumer Services - 0.0% (A)
President & Fellows of Harvard College 3.62%, 10/01/2037	70,000	68,105

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 05/15/2021	1,381,000	1,413,234
Aviation Capital Group LLC 3.50%, 11/01/2027 (E)	683,000	633,920
7.13%, 10/15/2020 (E)	1,312,000	1,423,649
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15%, 01/23/2030	744,000	682,524

		4,153,327

Diversified Telecommunication Services - 0.7%
AT&T, Inc. 3.00%, 06/30/2022	1,592,000	1,554,456
3.40%, 05/15/2025	1,240,000	1,180,894
4.35%, 06/15/2045	345,000	303,647
4.60%, 02/15/2021	215,000	221,613
5.00%, 03/01/2021	115,000	120,215
GTP Acquisition Partners I LLC 2.35%, 06/15/2045 (E)	165,000	162,633
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	410,000	439,725
Sprint Capital Corp. 6.88%, 11/15/2028	135,000	137,700
Verizon Communications, Inc. 5.15%, 09/15/2023	1,398,000	1,503,275
5.50%, 03/16/2047	1,052,000	1,121,474

		6,745,632

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	450,000	440,145
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	125,000	149,957
8.88%, 11/15/2018	28,000	28,877

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	$ 1,596,000	$ 1,496,661
Duke Energy Progress LLC 3.60%, 09/15/2047	230,000	214,305
Entergy Arkansas, Inc. 3.70%, 06/01/2024	206,000	207,936
Jersey Central Power & Light Co. 7.35%, 02/01/2019	116,000	119,640
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (E)	410,000	420,003
Oncor Electric Delivery Co. LLC 4.10%, 06/01/2022	895,000	917,485
5.30%, 06/01/2042	75,000	89,186
PacifiCorp 3.60%, 04/01/2024	1,077,000	1,085,402
5.75%, 04/01/2037	125,000	152,249
Public Service Electric & Gas Co. 3.00%, 05/15/2025, MTN	455,000	438,012

		5,759,858

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc. 3.25%, 09/08/2024	250,000	235,049
3.88%, 01/12/2028	870,000	819,112
Keysight Technologies, Inc. 4.55%, 10/30/2024	1,000,000	1,018,565

		2,072,726

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (E)	854,000	849,269
Schlumberger Investment SA 3.65%, 12/01/2023	105,000	105,784
Weatherford International, Ltd. 5.95%, 04/15/2042	120,000	87,000

		1,042,053

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1 3.65%, 03/23/2048 (E)	755,000	745,553
CBL & Associates, LP 5.25%, 12/01/2023 (C)	754,000	630,696
EPR Properties 4.50%, 04/01/2025	730,000	714,981
4.75%, 12/15/2026	861,000	842,765
HCP, Inc. 3.40%, 02/01/2025	1,090,000	1,033,691
Hospitality Properties Trust 5.00%, 08/15/2022	909,000	937,030
Kilroy Realty, LP 4.25%, 08/15/2029	865,000	845,738
6.63%, 06/01/2020	605,000	641,542
Realty Income Corp. 3.88%, 07/15/2024	750,000	742,675
VEREIT Operating Partnership, LP 3.00%, 02/06/2019	278,000	278,012
4.13%, 06/01/2021	275,000	279,447

		7,692,130

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.3%
Kroger Co. 2.80%, 08/01/2022	$ 437,000	$ 422,687
Sysco Corp. 3.25%, 07/15/2027	641,000	605,029
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	1,027,000	1,023,066
Walmart, Inc. 3.63%, 12/15/2047	955,000	896,686

		2,947,468

Food Products - 0.2%
Conagra Brands, Inc. 3.20%, 01/25/2023	525,000	515,284
Danone SA 2.95%, 11/02/2026 (E)	751,000	695,330
Kraft Heinz Foods Co. 2.80%, 07/02/2020	182,000	180,675
4.88%, 02/15/2025 (E)	390,000	405,798

		1,797,087

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.75%, 11/30/2026	1,367,000	1,347,976
Becton Dickinson and Co. 3.70%, 06/06/2027	1,036,000	981,338
Medtronic, Inc. 4.63%, 03/15/2045	700,000	739,817

		3,069,131

Health Care Providers & Services - 0.2%
Coventry Health Care, Inc. 5.45%, 06/15/2021	177,000	186,670
CVS Health Corp. 2.13%, 06/01/2021	1,125,000	1,085,114
5.05%, 03/25/2048	599,000	608,522
5.30%, 12/05/2043	162,000	171,445
HCA Healthcare, Inc. 6.25%, 02/15/2021	255,000	268,069

		2,319,820

Household Durables - 0.1%
D.R. Horton, Inc. 4.38%, 09/15/2022	561,000	576,698

Industrial Conglomerates - 0.4%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (H)	2,624,000	2,597,760
5.50%, 01/08/2020, MTN	290,000	301,400
6.88%, 01/10/2039, MTN	818,000	1,040,884

		3,940,044

Insurance - 0.6%
Allstate Corp. 3.28%, 12/15/2026	606,000	586,190
American International Group, Inc. Fixed until 05/15/2038, 8.18% (D), 05/15/2068	36,000	47,160
Athene Global Funding 3.00%, 07/01/2022 (E)	612,000	591,257
Athene Holding, Ltd. 4.13%, 01/12/2028	1,285,000	1,202,871

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
AXA Equitable Holdings, Inc. 4.35%, 04/20/2028 (E)	$ 974,000	$ 951,951
Berkshire Hathaway Finance Corp. 3.00%, 05/15/2022	755,000	751,594
Brighthouse Financial, Inc. 3.70%, 06/22/2027	396,000	358,554
CNA Financial Corp. 5.88%, 08/15/2020	775,000	818,710
Fidelity National Financial, Inc. 5.50%, 09/01/2022	195,000	209,109
Hartford Financial Services Group, Inc. 5.13%, 04/15/2022	38,000	40,268
MassMutual Global Funding II 2.35%, 04/09/2019 (E)	200,000	199,517

		5,757,181

Internet Software & Services - 0.1%
Baidu, Inc. 3.88%, 09/29/2023	575,000	570,224

IT Services - 0.1%
DXC Technology Co. 4.75%, 04/15/2027	400,000	410,541
First Data Corp. 7.00%, 12/01/2023 (E)	440,000	460,407
Mastercard, Inc. 2.00%, 04/01/2019	173,000	172,189
3.38%, 04/01/2024 (C)	278,000	278,441

		1,321,578

Machinery - 0.0% (A)
Doosan Heavy Industries & Construction Co., Ltd. 2.13%, 04/27/2020 (E)	490,000	475,904

Media - 0.3%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	690,000	706,387
CSC Holdings LLC 10.13%, 01/15/2023 (E)	200,000	221,750
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 (E) (H)	550,000	565,125
NBCUniversal Media LLC 4.38%, 04/01/2021	909,000	940,473
4.45%, 01/15/2043	274,000	268,094

		2,701,829

Metals & Mining - 0.1%
Anglo American Capital PLC 4.00%, 09/11/2027 (E)	450,000	423,935
4.75%, 04/10/2027 (E)	230,000	229,904
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	140,000	134,225

		788,064

Multi-Utilities - 0.2%
CMS Energy Corp. 3.88%, 03/01/2024	70,000	70,137
4.88%, 03/01/2044	152,000	164,416
Dominion Energy, Inc. 2.58%, 07/01/2020	516,000	507,992

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
DTE Electric Co. 4.30%, 07/01/2044	$ 848,000	$ 887,605
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	170,000	163,518

		1,793,668

Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 5.55%, 03/15/2026 (C)	1,087,000	1,171,733
Apache Corp. 4.25%, 01/15/2044	47,000	42,725
4.75%, 04/15/2043	65,000	64,906
BP Capital Markets PLC 3.12%, 05/04/2026	1,426,000	1,364,369
Continental Resources, Inc. 3.80%, 06/01/2024	210,000	204,750
Energy Transfer Partners, LP 5.15%, 02/01/2043	600,000	541,723
5.95%, 10/01/2043	535,000	533,198
EnLink Midstream Partners, LP 4.85%, 07/15/2026 (C)	832,000	831,793
Enterprise Products Operating LLC 4.25%, 02/15/2048	944,000	892,472
EOG Resources, Inc. 2.45%, 04/01/2020	290,000	286,307
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	497,465
3.04%, 03/01/2026 (C)	975,000	943,683
Husky Energy, Inc. 4.00%, 04/15/2024	140,000	140,431
Kerr-McGee Corp. 6.95%, 07/01/2024	150,000	172,404
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024	858,000	855,020
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,493
Noble Energy, Inc. 6.00%, 03/01/2041	75,000	84,714
Petrobras Global Finance BV 6.25%, 03/17/2024	350,000	368,200
Petroleos Mexicanos
3.50%, 01/30/2023	910,000	861,315
6.88%, 08/04/2026	450,000	481,950
Petronas Capital, Ltd. 5.25%, 08/12/2019 (E)	945,000	969,862
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	790,000	767,650
Shell International Finance BV
2.50%, 09/12/2026	873,000	808,185
3.75%, 09/12/2046	195,000	184,511
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	120,739
4.63%, 03/01/2034	110,000	112,662
Western Gas Partners, LP 5.38%, 06/01/2021	225,000	232,810
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	61,901
7.88%, 09/01/2021	100,000	111,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners, LP 5.40%, 03/04/2044	$ 104,000	$ 106,046

		13,826,017

Pharmaceuticals - 0.1%
Perrigo Finance Unlimited Co. 4.38%, 03/15/2026 (C)	596,000	592,624
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	692,000	630,718

		1,223,342

Road & Rail - 0.0% (A)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	39,273
3.75%, 04/01/2024	37,000	37,507

		76,780

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.88%, 05/11/2024	955,000	924,275
KLA-Tencor Corp.
4.13%, 11/01/2021	845,000	862,545
4.65%, 11/01/2024	300,000	310,074
QUALCOMM, Inc. 3.25%, 05/20/2027	878,000	808,037

		2,904,931

Software - 0.1%
Microsoft Corp. 3.30%, 02/06/2027	1,157,000	1,134,353

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85%, 02/23/2023	1,342,000	1,319,026
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (E)	859,000	911,006
HP, Inc. 3.75%, 12/01/2020	35,000	35,420
Seagate HDD Cayman 4.88%, 06/01/2027	207,000	194,262
Western Digital Corp. 4.75%, 02/15/2026	855,000	842,175

		3,301,889

Tobacco - 0.1%
Reynolds American, Inc. 4.45%, 06/12/2025	961,000	970,429
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	340,000	359,122

		1,329,551

Trading Companies & Distributors - 0.1%
International Lease Finance Corp. 8.25%, 12/15/2020	741,000	825,035

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	398,763
4.38%, 07/16/2042 (C)	300,000	295,845
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	905,000	895,986
4.88%, 08/15/2040 (E)	525,000	541,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc. 9.00%, 11/15/2018 (E)	$ 588,000	$ 604,538
Sprint Corp.
7.25%, 09/15/2021	200,000	212,250
7.88%, 09/15/2023	155,000	166,238

		3,115,352

Total Corporate Debt Securities (Cost $168,018,051)		164,299,022

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (A)
Brazil Government International Bond 4.25%, 01/07/2025 (C)	330,000	324,720

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	234,412
4.50%, 01/28/2026	650,000	663,000

		897,412

Indonesia - 0.1%
Indonesia Government International Bond 4.75%, 01/08/2026 (E)	610,000	629,054
5.38%, 10/17/2023 (E)	315,000	335,498

		964,552

Mexico - 0.1%
Mexico Government International Bond 3.75%, 01/11/2028	1,126,000	1,061,255

Panama - 0.0% (A)
Panama Government International Bond 3.88%, 03/17/2028	315,000	309,488

Peru - 0.0% (A)
Peru Government International Bond 7.35%, 07/21/2025 (C)	125,000	153,438

Poland - 0.0% (A)
Republic of Poland Government International Bond 3.00%, 03/17/2023	275,000	270,463

Qatar - 0.0% (A)
Qatar Government International Bond 3.88% (D), 04/23/2023 (C) (E)	200,000	199,170

Republic of Korea - 0.1%
Korea Development Bank 3.00%, 03/17/2019	416,000	415,363

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond 2.38%, 10/26/2021 (E)	455,000	436,099

Total Foreign Government Obligations (Cost $5,121,484)		5,031,960

MORTGAGE-BACKED SECURITIES - 3.8%
Aventura Mall Trust Series 2013-AVM, Class A, 3.87% (D), 12/05/2032 (E)	700,000	710,462
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,118,741

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust (continued)
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	$ 1,070,000	$ 1,033,092
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (D), 11/05/2036 (E)	3,045,000	110,882
BBCMS Trust Series 2015-MSQ, Class B, 3.89%, 09/15/2032 (E)	600,000	596,736
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
9.37% (D), 05/26/2037 (E)	5,919	5,918
Series 2009-RR6, Class 2A1,
3.51% (D), 08/26/2035 (E)	156,725	156,798
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	47,650	47,855
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (E)	700,000	702,686
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class B, 3.70% (D), 03/13/2035 (E)	1,550,000	1,540,340
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,000	147,133
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	226,205
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	526,094	523,422
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	671,576	660,709
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	410,000	430,972
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	62,294	60,977
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	108,986
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,175,246
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,265,000	1,294,798
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	1,500,000	1,461,669
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	520,000	513,013
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT, Class A2, 3.40%, 10/05/2030 (E)	830,000	801,851
Core Industrial Trust Series 2015-CALW, Class B, 3.25%, 02/10/2034 (E)	1,040,000	1,030,286
Credit Suisse Mortgage Capital Certificates Series 2009-11R, Class 5A1, 3.30% (D), 08/26/2036 (E)	159,668	160,357

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust Series 2014-4R, Class 21A1, 1-Month LIBOR + 0.33%, 2.20% (D), 12/27/2035 (E)	$ 586,397	$ 571,461
GS Mortgage Securities Corp. II Series 2013-KING, Class E, 3.55% (D), 12/10/2027 (E)	320,000	314,070
GS Mortgage Securities Trust Series 2013-G1, Class A2, 3.56% (D), 04/10/2031 (E)	675,000	649,318
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (E)	700,000	673,442
Jefferies Resecuritization Trust Series 2009-R7, Class 1A1, 3.55% (D), 02/26/2036 (E)	95,100	95,007
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	365,166
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,184,887	2,202,770
JPMorgan Resecuritization Trust Series 2014-2, Class 6A1, 3.30% (D), 05/26/2037 (E)	127,948	128,409
Mill City Mortgage Loan Trust Series 2016-1, Class A1, 2.50% (D), 04/25/2057 (E)	323,193	316,820
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class AS, 3.48%, 11/15/2045	320,000	317,834
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A, 2.20%, 09/13/2031 (E)	1,950,000	1,881,651
Morgan Stanley Resecuritization Trust Series 2014-R3, Class 2A, 3.00% (D), 07/26/2048 (E)	628,976	607,496
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.30% (D), 08/15/2034 (E)	2,727,301	2,734,119
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (D), 12/25/2052 (E)	301,431	303,673
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	134,847	135,271
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	322,972	323,992
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	252,086	251,788
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	603,170	605,484
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	406,963	408,632
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	421,216	416,923
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	489,588	490,408

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	$ 1,216,000	$ 1,229,597
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	984,397	995,425
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,694,551	1,709,043
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	686,606	694,583
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (E)	1,373,000	1,370,194
Palisades Center Trust Series 2016-PLSD, Class A, 2.71%, 04/13/2033 (E)	950,000	927,391
Provident Funding Mortgage Loan Trust Series 2005-1, Class 3A1, 1-Month LIBOR + 0.58%, 2.48% (D), 05/25/2035	270,792	262,911
Queens Center Mortgage Trust Series 2013-QCA, Class D, 3.59% (D), 01/11/2037 (E)	410,000	389,213
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%, 3.55% (D), 11/15/2026 (E)	230,000	230,000
Series 2013-SRP1, Class AJ,
1-Month LIBOR + 2.20%, 4.10% (D), 11/15/2026 (E)	770,000	768,384
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (E)	560,000	556,545
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class C, 1-Month LIBOR + 2.50%, 4.40% (D), 06/15/2029 (E)	695,000	695,697

Total Mortgage-Backed Securities (Cost $39,098,381)		38,241,851

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited, 6.60%, 08/01/2042	45,000	63,233
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	413,578
7.60%, 11/01/2040	480,000	728,477
7.70%, 11/01/2030	340,000	378,104
7.95%, 03/01/2036	905,000	982,097
University of California, Revenue Bonds, Series AD, 4.86%, 05/15/2112	40,000	42,055

		2,607,544

Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	35,000	42,919

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (A)
New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/2040	$ 54,000	$ 79,441

New York - 0.0% (A)
Metropolitan Transportation Authority, Revenue Bonds, Series E, 6.81%, 11/15/2040	45,000	60,475
New York City Water & Sewer System, Revenue Bonds, Series CC, 5.88%, 06/15/2044	45,000	58,044
New York State Dormitory Authority, Revenue Bonds, Series H, 5.39%, 03/15/2040	40,000	47,171
Port Authority of New York & New Jersey, Revenue Bonds, Series 181, 4.96%, 08/01/2046	70,000	81,184

		246,874

Total Municipal Government Obligations (Cost $3,036,626)		2,976,778

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	352,355	378,713
5.50%, 09/01/2018 - 06/01/2041	130,461	142,442
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.89%, 06/25/2027	3,412,685	3,334,561
3.06% (D), 08/25/2024	3,410,000	3,385,035
3.49%, 01/25/2024	1,298,000	1,319,446
3.53% (D), 07/25/2023	1,100,000	1,123,420
Federal National Mortgage Association 2.50%, TBA (F)	3,573,000	3,475,231
3.00%, TBA (F)	23,773,000	23,148,024
3.33% (D), 10/25/2023	190,000	192,041
12-Month LIBOR + 1.53%, 3.34% (D), 02/01/2043	73,184	75,154
3.50%, 07/01/2028 - 11/01/2028	440,723	446,794
3.50%, TBA (F)	15,349,000	15,277,864
4.00%, 04/01/2026 - 06/01/2042	116,614	119,827
4.00%, TBA (F)	4,577,000	4,661,746
4.50%, 02/01/2025 - 06/01/2026	271,689	281,951
5.00%, 05/01/2018 - 11/01/2039	1,505,770	1,626,716
5.00%, TBA (F)	2,380,000	2,527,169
5.50%, 07/01/2019 - 12/01/2041	1,181,446	1,312,742
6.00%, 08/01/2036 - 06/01/2041	1,560,723	1,743,134
6.50%, 05/01/2040	148,560	165,506
Government National Mortgage Association, Interest Only STRIPS 0.77% (D), 02/16/2053	595,540	25,739

Total U.S. Government Agency Obligations (Cost $65,371,667)		64,763,255

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury - 6.9%
U.S. Treasury Bond 2.25%, 08/15/2046	$ 3,525,000	$ 2,964,167
2.50%, 02/15/2045 - 05/15/2046	8,440,000	7,515,299
2.75%, 08/15/2042 - 08/15/2047	2,827,400	2,668,444
2.88%, 08/15/2045	1,070,000	1,026,824
3.00%, 05/15/2042	476,000	470,589
3.13%, 02/15/2042	1,250,000	1,262,646
3.50%, 02/15/2039	3,780,000	4,063,648
3.63%, 02/15/2044	8,170,000	8,951,575
4.50%, 02/15/2036	2,719,500	3,291,232
4.75%, 02/15/2037	4,556,000	5,712,797
5.25%, 02/15/2029	2,913,000	3,532,468
U.S. Treasury Note 1.00%, 11/30/2019	7,324,900	7,162,665
1.13%, 06/30/2021 - 09/30/2021	2,888,000	2,751,529
1.25%, 11/30/2018	3,713,000	3,694,435
1.50%, 08/15/2026	3,597,000	3,219,174
1.63%, 03/31/2019 - 05/15/2026	8,051,900	7,783,984
2.00%, 02/15/2025	498,000	470,513
2.25%, 11/15/2027	1,870,500	1,763,677

		68,305,666

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond 1.75%, 01/15/2028	1,203,788	1,314,378
2.50%, 01/15/2029	2,676,914	3,146,601
U.S. Treasury Inflation-Indexed Note 0.63%, 01/15/2024	4,789,583	4,778,397

		9,239,376

Total U.S. Government Obligations (Cost $79,013,471)		77,545,042

COMMERCIAL PAPER - 3.9%
Banks - 1.3%
Bedford Row Funding Corp. 2.35% (G), 07/02/2018 (E)	2,400,000	2,390,494
Concord Capital Co. 1.88% (G), 05/04/2018 (E)	4,000,000	3,999,383
Macquarie Bank, Ltd. 2.34% (G), 07/20/2018 (E)	2,900,000	2,885,242
Sumitomo Mitsui Banking Corp. 2.15% (G), 06/14/2018 (E)	4,000,000	3,989,685

		13,264,804

Capital Markets - 0.2%
Cedar Spring Capital Co. 2.26% (G), 06/11/2018 (E)	1,798,000	1,793,454

Commercial Services & Supplies - 0.3%
Charta LLC 1.90% (G), 05/24/2018 (E)	3,250,000	3,246,117

Diversified Financial Services - 2.0%
Alpine Securitizaton 2.38% (G), 07/02/2018 (E)	4,000,000	3,983,949
Atlantic Asset Securitization LLC 1.83% (G), 05/07/2018 (E)	1,000,000	999,700
Cafco LLC 2.31% (G), 06/13/2018 (E)	4,000,000	3,989,154
Crown Point Capital Co. 2.38% (G), 06/29/2018 (E)	4,000,000	3,984,726

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Liberty Funding LLC 2.30% (G), 06/14/2018 (E)	$ 4,000,000	$ 3,988,951
Sheffield Receivable 2.29% (G), 06/14/2018 (E)	2,000,000	1,994,500
Thunder Bay Funding LLC 2.24% (G), 06/14/2018 (E)	300,000	299,193

		19,240,173

Software - 0.1%
Manhattan Asset Funding 2.24% (G), 06/14/2018 (E)	1,000,000	997,311

Total Commercial Paper (Cost $38,541,859)		38,541,859

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill 1.71% (G), 07/05/2018	7,300,000	7,277,850
1.75% (G), 06/28/2018	2,713,000	2,705,495

Total Short-Term U.S. Government Obligations (Cost $9,983,345)		9,983,345

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (G)	6,870,371	$ 6,870,371

Total Securities Lending Collateral (Cost $6,870,371)		6,870,371

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.74% (G), dated 04/30/2018, to be repurchased at $6,127,798 on 05/01/2018. Collateralized by U.S. Government Obligations, 0.63%, due 04/15/2023, and with a value of $6,254,325.	$ 6,127,672	6,127,672

Total Repurchase Agreement (Cost $6,127,672)		6,127,672

Total Investments (Cost $893,926,665)		1,048,223,404
Net Other Assets (Liabilities) - (5.4)%		(53,278,408)

Net Assets - 100.0%		$ 994,944,996

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	38	06/15/2018	$5,089,977	$5,029,300	$—	$ (60,677)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$594,722,830	$—	$—	$594,722,830
Preferred Stocks	453,741	—	—	453,741
Asset-Backed Securities	—	36,765,678	—	36,765,678
Certificate of Deposit	—	1,900,000	—	1,900,000
Corporate Debt Securities	—	164,299,022	—	164,299,022
Foreign Government Obligations	—	5,031,960	—	5,031,960
Mortgage-Backed Securities	—	38,241,851	—	38,241,851
Municipal Government Obligations	—	2,976,778	—	2,976,778
U.S. Government Agency Obligations	—	64,763,255	—	64,763,255
U.S. Government Obligations	—	77,545,042	—	77,545,042
Commercial Paper	—	38,541,859	—	38,541,859
Short-Term U.S. Government Obligations	—	9,983,345	—	9,983,345
Securities Lending Collateral	6,870,371	—	—	6,870,371
Repurchase Agreement	—	6,127,672	—	6,127,672

Total Investments	$602,046,942	$446,176,462	$—	$1,048,223,404

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(60,677)	$—	$—	$(60,677)

Total Other Financial Instruments	$(60,677)	$—	$—	$(60,677)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,728,314. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $147,227,716, representing 14.8% of the Fund’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at April 30, 2018.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 17.4%
Access Point Funding I LLC Series 2017-A, Class A, 3.06%, 04/15/2029 (A)	$ 6,388,817	$ 6,352,449
Benefit Street Partners CLO VII, Ltd. Series 2015-VIIA, Class A2R, 3-Month LIBOR + 1.20%, 3.56% (B), 07/18/2027 (A)	8,000,000	7,996,440
BlueMountain CLO, Ltd. Series 2014-3A, Class A2R, 3-Month LIBOR + 1.60%, 3.95% (B), 10/15/2026 (A)	14,000,000	14,013,202
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (A)	3,913,476	3,842,477
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	8,858,789	8,742,324
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	8,213,190	8,013,520
CIFC Funding, Ltd. Series 2014-2A, Class A2LR, 3-Month LIBOR + 1.55%, 3.49% (B), 05/24/2026 (A)	7,000,000	6,999,895
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%,
3.60% (B), 04/15/2027 (A)	15,000,000	14,955,000
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 1-Month LIBOR + 0.76%, 2.66% (B), 12/25/2033	1,058,317	1,053,666
CWABS Asset-Backed Certificates Trust Series 2006-17, Class 2A2, 1-Month LIBOR + 0.15%, 2.05% (B), 03/25/2047	9,213,433	8,980,018
Diamond Resorts Owner Trust Series 2013-2, Class A, 2.27%, 05/20/2026 (A)	2,765,457	2,764,416
Series 2014-1, Class B,
2.98%, 05/20/2027 (A)	968,830	961,878
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	11,976,694	11,681,889
Foursight Capital Automobile Receivables Trust Series 2014-1, Class A, 2.11%, 03/23/2020 (A)	412,264	411,280
Golub Capital Partners CLO, Ltd. Series 2017-34A, Class A1, 3-Month LIBOR + 1.85%, 3.64% (B), 03/08/2029 (A)	9,000,000	9,036,144
Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class B1R, 3-Month LIBOR + 1.70%, 4.06% (B), 10/22/2025 (A)	10,000,000	10,001,080
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%,
3.91% (B), 04/20/2027 (A)	6,750,000	6,721,880
Hertz Vehicle Financing II, LP Series 2016-1A, Class B, 3.72%, 03/25/2020 (A)	15,000,000	15,052,062

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2013-A, Class A, 2.28%, 01/25/2026 (A)	$ 1,392,126	$ 1,376,149
Series 2014-AA, Class A, 1.77%, 11/25/2026 (A)	6,887,095	6,752,112
Series 2014-AA, Class B, 2.07% (B), 11/25/2026 (A)	4,459,290	4,383,263
Jamestown CLO IV, Ltd. Series 2014-4A, Class A2R, 3-Month LIBOR + 1.35%, 3.70% (B), 07/15/2026 (A)	12,000,000	11,993,484
KVK CLO, Ltd. Series 2014-1A, Class BR, 3-Month LIBOR + 1.80%, 3.64% (B), 05/15/2026 (A)	9,135,000	9,135,466
Marathon CLO VII, Ltd. Series 2014-7A, Class A1R, 3-Month LIBOR + 1.32%, 3.08% (B), 10/28/2025 (A)	10,000,000	10,000,370
Marriott Vacation Club Owner Trust Series 2012-1A, Class A, 2.51%, 05/20/2030 (A)	3,205,313	3,182,046
MVW Owner Trust
Series 2014-1A, Class B, 2.70%, 09/22/2031 (A)	3,474,145	3,383,304
Series 2015-1A, Class A, 2.52%, 12/20/2032 (A)	3,693,833	3,632,809
New Residential Advanced Receivables Trust Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (A)	10,000,000	9,884,685
New Residential Mortgage Trust Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	6,714,575	6,813,362
NRZ Advance Receivables Trust Series 2016-T3, Class AT3, 2.83%, 10/16/2051 (A)	10,000,000	9,748,080
OCP CLO, Ltd. Series 2014-7A, Class A2AR, 3-Month LIBOR + 1.40%, 3.76% (B), 10/20/2026 (A)	8,500,000	8,496,124
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (A)	15,900,000	15,872,657
Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (A)	14,425,000	14,454,688
Orange Lake Timeshare Trust
Series 2012-AA, Class A, 3.45%, 03/10/2027 (A)	636,523	636,642
Series 2014-AA, Class A, 2.29%, 07/09/2029 (A)	4,198,087	4,109,024
Series 2015-AA, Class A, 2.88%, 09/08/2027 (A)	6,454,009	6,318,780
Series 2016-A, Class A, 2.61%, 03/08/2029 (A)	12,450,688	12,167,169
Series 2018-A, Class C, 3.74%, 11/08/2030 (A)	8,551,200	8,472,234

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A, 2.07%, 03/20/2030 (A)	$ 1,193,365	$ 1,189,610
Series 2014-1A, Class B, 2.42%, 03/20/2030 (A)	1,193,365	1,188,542
Series 2014-2A, Class B,
2.40% (B), 06/20/2031 (A)	2,282,445	2,272,831
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	2,576,773	2,562,938
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	875,020	867,563
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	1,069,469	1,064,099
SilverLeaf Finance XVIII LLC Series 2014-A, Class A, 2.81%, 01/15/2027 (A)	1,706,569	1,702,100
SLM Student Loan Trust Series 2006-1, Class B, 3-Month LIBOR + 0.20%, 2.56% (B), 01/25/2027	9,160,000	8,654,883
SoFi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 01/26/2026 (A)	5,362,694	5,362,561
Spirit Master Funding LLC Series 2014-2A, Class A, 5.76%, 03/20/2041 (A)	6,428,395	6,604,098
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (A)	8,984,320	8,959,053
SPS Servicer Advance Receivables Trust Series 2016-T1, Class AT1, 2.53%, 11/16/2048 (A)	18,000,000	17,966,250
SVO VOI Mortgage LLC Series 2012-AA, Class A, 2.00%, 09/20/2029 (A)	4,209,681	4,139,773
THL Credit Wind River CLO, Ltd. Series 2014-1A, Class B1R, 3-Month LIBOR + 1.55%, 3.91% (B), 04/18/2026 (A)	8,000,000	7,999,904
TICP CLO I, Ltd. Series 2015-1A, Class BR, 3-Month LIBOR + 1.30%, 3.66% (B), 07/20/2027 (A)	10,000,000	9,933,060
TICP CLO III, Ltd. Series 2018-3R, Class B, 3-Month LIBOR + 1.35%, 3.71% (B), 04/20/2028 (A)	10,000,000	9,999,810
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	2,735,171	2,723,149
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	9,569,273	9,471,588
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	9,142,270	8,963,017
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	11,954,890	11,711,867
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	17,445,216	17,181,582

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	$ 8,061,705	$ 7,944,280
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	13,743,341	13,533,901
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	13,176,826	12,934,895
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	14,073,240	13,828,925
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	13,711,498	13,556,329
Trafigura Securitisation Finance PLC Series 2017-1A, Class A2, 2.47%, 12/15/2020 (A)	10,000,000	9,776,580
VSE VOI Mortgage LLC Series 2017-A, Class A, 2.33%, 03/20/2035 (A)	12,506,828	12,133,940
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	4,242,371	4,206,936
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	5,045,985	4,954,110
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	7,730,031	7,589,916
Wellfleet CLO, Ltd. 3-Month LIBOR + 1.50%, 1.00% (B), 04/20/2028 (A) (C)	15,000,000	15,000,000
Westgate Resorts LLC Series 2015-1A, Class A, 2.75%, 05/20/2027 (A)	1,485,659	1,478,560

Total Asset-Backed Securities (Cost $549,674,196)		545,848,718

CORPORATE DEBT SECURITIES - 62.0%
Aerospace & Defense - 0.2%
Lockheed Martin Corp. 2.50%, 11/23/2020	7,102,000	7,018,144

Airlines - 1.5%
America West Airlines Pass-Through Trust 7.93%, 07/02/2020	303,015	312,105
8.06%, 01/02/2022	6,170,524	6,724,019
Delta Air Lines Pass-Through Trust 6.20%, 01/02/2020	13,015,318	13,145,472
Delta Air Lines, Inc. 3.40%, 04/19/2021	4,995,000	4,978,270
Northwest Airlines Pass-Through Trust 6.26%, 05/20/2023	530,764	551,331
Southwest Airlines Co. 2.65%, 11/05/2020	9,964,000	9,839,091
Virgin Australia Pass-Through Trust 5.00%, 04/23/2025 (A)	10,200,702	10,432,258

		45,982,546

Automobiles - 0.1%
Harley-Davidson Funding Corp. 6.80%, 06/15/2018 (A)	2,990,000	3,005,651

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks - 15.6%
Banco Santander SA 3-Month LIBOR + 1.09%, 3.01% (B), 02/23/2023	$ 10,000,000	$ 10,080,300
3.85%, 04/12/2023	9,000,000	8,931,096
Bank of America Corp. 2.63%, 04/19/2021, MTN	15,923,000	15,654,692
Fixed until 12/20/2022,
3.00% (B), 12/20/2023 (A)	7,542,000	7,318,979
3-Month LIBOR + 1.42%,
3.78% (B), 04/19/2021, MTN	3,700,000	3,810,637
BNP Paribas SA 5.00%, 01/15/2021	17,935,000	18,814,962
CIT Group, Inc. 4.13%, 03/09/2021	600,000	600,630
Citigroup, Inc. 2.90%, 12/08/2021	9,500,000	9,316,269
3-Month LIBOR + 0.69%,
3.06% (B), 10/27/2022	3,000,000	3,003,277
3-Month LIBOR + 1.07%,
3.12% (B), 12/08/2021	5,000,000	5,075,564
Fixed until 01/24/2022,
3.14% (B), 01/24/2023	13,000,000	12,757,447
Citizens Bank NA
2.25%, 10/30/2020	6,000,000	5,853,387
3-Month LIBOR + 0.95%,
3.25% (B), 03/29/2023	10,000,000	10,028,536
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	9,253,060
Compass Bank
2.88%, 06/29/2022	8,476,000	8,159,569
Cooperatieve Rabobank UA Fixed until 06/30/2019, 11.00% (B), 06/30/2019 (A) (D)	23,684,000	25,578,720
Credit Agricole SA 3.38%, 01/10/2022 (A)	15,712,000	15,538,090
Danske Bank A/S 2.00%, 09/08/2021 (A) (E)	8,000,000	7,656,860
Discover Bank
3.10%, 06/04/2020	12,563,000	12,499,786
7.00%, 04/15/2020	16,576,000	17,618,088
DnB Bank ASA 3-Month LIBOR + 0.37%, 2.68% (B), 10/02/2020 (A)	5,000,000	5,012,340
First Horizon National Corp. 3.50%, 12/15/2020	8,160,000	8,180,469
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	14,226,797
7.25%, 12/15/2021	6,340,000	7,093,982
First Tennessee Bank NA 2.95%, 12/01/2019	23,381,000	23,224,595
ING Bank NV 5.80%, 09/25/2023 (A)	12,067,000	12,971,892
Intesa Sanpaolo SpA 3.38%, 01/12/2023 (A)	9,622,000	9,321,817
JPMorgan Chase & Co.
3.20%, 01/25/2023	11,051,000	10,894,251
4.25%, 10/15/2020	6,865,000	7,043,944
6.30%, 04/23/2019	5,000,000	5,176,305

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase Bank NA 3-Month LIBOR + 0.29%, 2.65% (B), 02/01/2021	$ 10,000,000	$ 10,009,664
Manufacturers & Traders Trust Co. 2.05%, 08/17/2020	10,000,000	9,760,608
National City Corp. 6.88%, 05/15/2019	3,000,000	3,123,418
Nordea Bank AB 4.25%, 09/21/2022 (A)	5,179,000	5,293,997
PNC Bank NA 3.80%, 07/25/2023	12,247,000	12,315,456
Regions Financial Corp. 2.75%, 08/14/2022	35,622,000	34,347,173
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	22,305,000	23,325,216
Santander Holdings USA, Inc.
2.70%, 05/24/2019	2,751,000	2,739,285
3.40%, 01/18/2023	9,964,000	9,654,141
Svenska Handelsbanken AB
3-Month LIBOR + 0.93%,
3.24% (B), 10/01/2020	13,900,000	14,125,205
3-Month LIBOR + 1.15%,
3.46% (B), 03/30/2021, MTN	6,885,000	7,055,032
US Bank NA 2.13%, 10/28/2019	21,212,000	21,003,062
Wells Fargo Bank NA 2.60%, 01/15/2021	25,646,000	25,273,776

		488,722,374

Beverages - 1.2%
Constellation Brands, Inc. 3.75%, 05/01/2021	12,965,000	13,114,251
Pernod Ricard SA 4.45%, 01/15/2022 (A)	13,510,000	13,972,180
5.75%, 04/07/2021 (A)	9,466,000	10,091,226

		37,177,657

Biotechnology - 1.2%
AbbVie, Inc. 2.50%, 05/14/2020	15,180,000	14,999,765
Amgen, Inc. 4.50%, 03/15/2020	3,695,000	3,794,650
Biogen, Inc. 2.90%, 09/15/2020	4,981,000	4,957,336
Celgene Corp. 2.25%, 08/15/2021	15,036,000	14,487,469

		38,239,220

Capital Markets - 7.2%
Ameriprise Financial, Inc. 7.30%, 06/28/2019	18,320,000	19,214,706
Bank of New York Mellon Corp. 2.20%, 08/16/2023, MTN	10,000,000	9,383,126
3-Month LIBOR + 0.87%,
2.75% (B), 08/17/2020, MTN	6,000,000	6,093,298
Charles Schwab Corp. 2.65%, 01/25/2023	9,964,000	9,665,508
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	10,000,000	9,940,396
3.45%, 04/16/2021	9,880,000	9,850,991

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
3-Month LIBOR + 1.23%,
3.19% (B), 02/27/2023	$ 11,005,000	$ 11,013,356
3-Month LIBOR + 1.31%,
3.19% (B), 08/20/2020	10,275,000	10,388,128
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.80%,
2.89% (B), 12/13/2019	12,000,000	12,091,747
7.50%, 02/15/2019, MTN	17,297,000	17,947,387
Lazard Group LLC 4.25%, 11/14/2020	10,890,000	11,128,830
Morgan Stanley
3-Month LIBOR + 1.14%,
3.51% (B), 01/27/2020 (E)	7,937,000	8,046,566
3-Month LIBOR + 1.40%,
3.76% (B), 04/21/2021, MTN	4,982,000	5,121,484
5.75%, 01/25/2021	12,500,000	13,288,158
7.30%, 05/13/2019, MTN	12,235,000	12,788,380
State Street Corp.
2.55%, 08/18/2020	6,005,000	5,958,513
3-Month LIBOR + 0.90%,
2.78% (B), 08/18/2020	16,120,000	16,392,859
UBS AG 2.20%, 06/08/2020 (A)	9,800,000	9,594,582
UBS Group Funding Switzerland AG 3-Month LIBOR + 1.44%, 3.73% (B), 09/24/2020 (A) (E)	26,205,000	26,835,001

		224,743,016

Chemicals - 1.3%
Dow Chemical Co. 8.55%, 05/15/2019	24,461,000	25,902,625
E.I. du Pont de Nemours & Co. 2.20%, 05/01/2020	6,000,000	5,914,851
Syngenta Finance NV 3.93%, 04/23/2021 (A)	9,575,000	9,574,344

		41,391,820

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd. 2.25%, 09/29/2020 (A)	5,000,000	4,887,047

Construction Materials - 0.2%
Martin Marietta Materials, Inc. 3-Month LIBOR + 0.65%, 2.55% (B), 05/22/2020	5,975,000	5,998,760

Consumer Finance - 2.8%
Ally Financial, Inc.
3.50%, 01/27/2019	12,000,000	11,994,000
8.00%, 03/15/2020	5,717,000	6,160,068
American Express Co. 2.20%, 10/30/2020	22,696,000	22,199,296
Capital One Financial Corp. 2.40%, 10/30/2020	9,963,000	9,736,548
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%,
2.72% (B), 11/04/2019	4,750,000	4,780,419
3.34%, 03/18/2021	8,000,000	7,945,822

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
General Motors Financial Co., Inc.
3.55%, 04/09/2021	$ 9,963,000	$ 9,955,577
3-Month LIBOR + 1.56%,
3.91% (B), 01/15/2020 (E)	3,150,000	3,203,620
3-Month LIBOR + 2.06%,
4.41% (B), 01/15/2019	5,084,000	5,144,342
Springleaf Finance Corp. 8.25%, 12/15/2020	6,825,000	7,526,473

		88,646,165

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 09/15/2022 (A)	3,035,000	3,016,031
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	1,938,215	1,952,752

		4,968,783

Diversified Consumer Services - 0.1%
Princeton University 4.95%, 03/01/2019	3,805,000	3,882,494

Diversified Financial Services - 3.0%
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	4,928,000	4,789,811
7.13%, 10/15/2020 (A)	18,266,000	19,820,408
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	5,800,000	5,668,136
Jefferies Group LLC 8.50%, 07/15/2019 (E)	7,475,000	7,932,804
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	19,410,000	20,148,219
OMX Timber Finance Investments I LLC 5.42%, 01/29/2020 (A)	20,014,000	20,707,571
Protective Life Global Funding 2.70%, 11/25/2020 (A)	15,000,000	14,822,270

		93,889,219

Diversified Telecommunication Services - 1.2%
AT&T, Inc. 3.20%, 03/01/2022	9,960,000	9,841,536
Sprint Capital Corp. 6.90%, 05/01/2019	9,000,000	9,270,000
Verizon Communications, Inc.
3-Month LIBOR + 0.55%,
2.45% (B), 05/22/2020	9,000,000	9,051,308
2.95%, 03/15/2022	9,964,000	9,779,082

		37,941,926

Electric Utilities - 2.4%
Appalachian Power Co. 4.60%, 03/30/2021	4,528,000	4,681,350
Duke Energy Corp. 3.05%, 08/15/2022	12,030,000	11,803,649
Entergy Corp. 4.00%, 07/15/2022	7,365,000	7,461,728
Entergy Texas, Inc. 7.13%, 02/01/2019	22,351,000	23,072,304

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	$ 5,190,000	$ 5,140,227
6.80%, 09/01/2018	8,000,000	8,104,712
Southern California Edison Co. 1.85%, 02/01/2022	15,142,857	14,808,322

		75,072,292

Energy Equipment & Services - 0.6%
Schlumberger Holdings Corp. 2.35%, 12/21/2018 (A)	20,000,000	19,935,766

Equity Real Estate Investment Trusts - 2.0%
American Tower Corp. 3.00%, 06/15/2023	9,963,000	9,550,486
Government Properties Income Trust 3.75%, 08/15/2019	24,795,000	24,757,102
iStar, Inc. 5.00%, 07/01/2019	7,200,000	7,200,000
VEREIT Operating Partnership, LP 3.00%, 02/06/2019	8,972,000	8,972,377
WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, 09/17/2019 (A)	12,570,000	12,483,964

		62,963,929

Food & Staples Retailing - 1.2%
Kroger Co. 2.80%, 08/01/2022	10,433,000	10,091,287
Sysco Corp. 2.50%, 07/15/2021	9,646,000	9,415,493
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	17,887,000	17,824,936

		37,331,716

Food Products - 1.1%
General Mills, Inc. 3-Month LIBOR + 1.01%, 3.36% (B), 10/17/2023	10,103,000	10,218,275
Kraft Heinz Foods Co. 3-Month LIBOR + 0.57%, 2.38% (B), 02/10/2021	14,866,000	14,894,027
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021 (A)	11,000,000	10,474,889

		35,587,191

Gas Utilities - 1.3%
DTE Gas Co. 5.00%, 10/01/2019	28,400,000	29,166,128
Southern California Gas Co. 1.55%, 06/15/2018 (E)	10,560,000	10,555,704

		39,721,832

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories 2.90%, 11/30/2021	13,000,000	12,819,064
Becton Dickinson and Co.
3-Month LIBOR + 0.88%,
2.94% (B), 12/29/2020	12,870,000	12,902,432
3-Month LIBOR + 1.03%,
3.06% (B), 06/06/2022	8,124,000	8,183,508

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. 4.38%, 01/15/2020	$ 4,221,000	$ 4,317,534
Zimmer Biomet Holdings, Inc. 3-Month LIBOR + 0.75%, 2.93% (B), 03/19/2021	9,964,000	9,980,793

		48,203,331

Health Care Providers & Services - 1.3%
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	14,468,179
3.35%, 03/09/2021	7,432,000	7,447,666
4.75%, 12/01/2022	2,000,000	2,082,676
Express Scripts Holding Co. 3.90%, 02/15/2022	9,465,000	9,502,545
HCA, Inc. 6.50%, 02/15/2020	6,200,000	6,479,000

		39,980,066

Household Durables - 0.4%
Beazer Homes USA, Inc. 8.75%, 03/15/2022 (E)	7,100,000	7,643,150
DR Horton, Inc. 2.55%, 12/01/2020	4,029,000	3,953,617

		11,596,767

Independent Power & Renewable Electricity Producers - 0.4%
Exelon Generation Co. LLC 4.00%, 10/01/2020	9,554,000	9,687,918
Vistra Energy Corp. 6.75%, 11/01/2019	3,770,000	3,833,713

		13,521,631

Industrial Conglomerates - 0.2%
General Electric Co. 3-Month LIBOR + 0.80%, 3.15% (B), 04/15/2020, MTN (E)	5,100,000	5,136,467

Insurance - 1.6%
Allstate Corp. 3-Month LIBOR + 0.63%, 2.93% (B), 03/29/2023	11,767,000	11,861,862
Athene Global Funding
2.75%, 04/20/2020 (A)	4,661,000	4,601,438
3.00%, 07/01/2022 (A)	14,168,000	13,687,780
AXA Equitable Holdings, Inc. 3.90%, 04/20/2023 (A)	12,251,000	12,209,265
CNA Financial Corp. 5.88%, 08/15/2020	6,145,000	6,491,576

		48,851,921

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.60%, 12/05/2019 (E)	5,050,000	5,046,800

IT Services - 0.6%
DXC Technology Co. 2.88%, 03/27/2020	5,140,000	5,105,827
Fidelity National Information Services, Inc. 3.63%, 10/15/2020	5,577,000	5,633,785
First Data Corp. 7.00%, 12/01/2023 (A)	7,596,000	7,948,303

		18,687,915

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.2%
Mattel, Inc. 4.35%, 10/01/2020 (E)	$ 7,005,000	$ 6,882,413

Machinery - 0.2%
Caterpillar Financial Services Corp. 1.35%, 05/18/2019, MTN	4,785,000	4,720,093
CNH Industrial Capital LLC 3.38%, 07/15/2019	2,794,000	2,800,985

		7,521,078

Media - 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	7,500,000	7,617,188
Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	17,240,000	17,289,622
CSC Holdings LLC 6.75%, 11/15/2021	8,655,000	9,109,387
Sky PLC 9.50%, 11/15/2018 (A)	14,244,000	14,752,811

		48,769,008

Metals & Mining - 0.4%
First Quantum Minerals, Ltd. 7.00%, 02/15/2021 (A)	6,430,000	6,444,339
Glencore Funding LLC 3.00%, 10/27/2022 (A)	6,974,000	6,669,055

		13,113,394

Multi-Utilities - 2.2%
Consumers Energy Co. 6.70%, 09/15/2019	10,000,000	10,561,275
Dominion Energy, Inc. 2.58%, 07/01/2020	4,498,000	4,428,192
2.96% (F), 07/01/2019	5,274,000	5,259,165
5.20%, 08/15/2019	21,733,000	22,310,036
NiSource, Inc. 3.85%, 02/15/2023	7,266,000	7,314,229
Public Service Co. of Colorado 5.80%, 08/01/2018	18,201,000	18,348,761

		68,221,658

Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp. 8.70%, 03/15/2019	2,857,000	2,996,941
BP Capital Markets PLC 2.32%, 02/13/2020	7,971,000	7,896,465
El Paso Natural Gas Co. LLC 8.63%, 01/15/2022	8,935,000	10,312,194
Energy Transfer Partners, LP 4.15%, 10/01/2020	8,000,000	8,104,631
MPLX, LP 3.38%, 03/15/2023 (E)	9,479,000	9,331,304
Sabine Pass Liquefaction LLC 6.25%, 03/15/2022	8,938,000	9,647,339
YPF SA 8.50%, 03/23/2021 (A)	1,743,000	1,893,334

		50,182,208

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.5%
Perrigo Finance Unlimited Co. 3.50%, 12/15/2021	$ 7,400,000	$ 7,322,528
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	1,000	982
2.40%, 09/23/2021	9,963,000	9,557,692

		16,881,202

Road & Rail - 0.3%
Canadian Pacific Railway Co. 9.45%, 08/01/2021	7,000,000	8,241,218

Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM, Inc. 2.10%, 05/20/2020	14,938,000	14,884,526

Software - 0.8%
CDK Global, Inc. 3.80%, 10/15/2019	11,925,000	11,970,911
Microsoft Corp. 1.55%, 08/08/2021	14,950,000	14,328,585

		26,299,496

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	19,585,000	19,725,309

Tobacco - 1.1%
Altria Group, Inc. 9.70%, 11/10/2018	12,724,000	13,186,597
BAT Capital Corp. 2.30%, 08/14/2020 (A)	8,717,000	8,528,543
RJ Reynolds Tobacco Co. 8.13%, 06/23/2019	11,299,000	11,934,468

		33,649,608

Trading Companies & Distributors - 0.8%
International Lease Finance Corp. 8.25%, 12/15/2020	21,682,000	24,140,891

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc. 9.00%, 11/15/2018 (A)	3,597,000	3,698,166
Vodafone Group PLC 5.45%, 06/10/2019	10,000,000	10,268,167

		13,966,333

Total Corporate Debt Securities (Cost $1,958,888,117)		1,940,610,788

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond 3.88%, 04/23/2023 (A) (E)	2,175,000	2,165,974

Total Foreign Government Obligation (Cost $2,160,312)		2,165,974

LOAN ASSIGNMENTS - 0.6%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 5.08% (B), 11/14/2022	11,384,633	11,465,271

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Term Loan G, 3-Month LIBOR + 3.00%, 4.98% (B), 12/31/2019 (C)	$ 6,088,618	$ 5,983,589

Total Loan Assignments (Cost $17,311,260)		17,448,860

MORTGAGE-BACKED SECURITIES - 20.0%
280 Park Avenue Mortgage Trust Series 2017-280P, Class C, 1-Month LIBOR + 1.25%, 3.15% (B), 09/15/2034 (A)	15,640,000	15,649,783
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A, 4.08%, 03/13/2031 (A)	1,526,636	1,527,715
Ashford Hospitality Trust 1-Month LIBOR + 1.40%, 1.00%, 04/15/2035 (A) (B) (C)	17,440,000	17,440,000
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%,
1.00% (B), 04/15/2035 (A) (C)	10,520,000	10,520,000
BAMLL Commercial Mortgage Securities Trust Series 2014-FL1, Class B, 1-Month LIBOR + 2.20%, 3.98% (B), 12/15/2031 (A)	10,000,000	10,067,617
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%,
3.10% (B), 08/15/2036 (A)	14,890,000	14,927,088
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%,
3.60% (B), 08/15/2036 (A)	15,000,000	15,019,237
Series 2017-GLKS, Class D,
1-Month LIBOR + 1.75%,
3.65% (B), 11/15/2034 (A)	10,000,000	10,017,377
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%,
3.02% (B), 03/15/2037 (A)	16,120,000	16,029,101
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%,
4.33% (B), 03/15/2037 (A)	15,000,000	14,896,646
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
9.37% (B), 05/26/2037 (A)	137,174	137,149
Series 2009-RR6, Class 2A1,
3.51% (B), 08/26/2035 (A)	1,079,304	1,079,809
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	640,473	643,227
Series 2010-RR7, Class 5A6,
5.50% (B), 10/26/2036 (A)	302,879	302,786
BHMS Mortgage Trust Series 2014-ATLS, Class CFL, 1-Month LIBOR + 2.45%, 4.34% (B), 07/05/2033 (A)	15,000,000	15,055,087
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%,
3.30% (B), 07/15/2034 (A)	16,278,720	16,324,568

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%,
3.30% (B), 07/15/2034 (A)	$ 15,000,000	$ 15,037,504
BXP Trust Series 2017-CQHP, Class D, 1-Month LIBOR + 2.00%, 3.90% (B), 11/15/2034 (A)	11,825,000	11,805,412
Caesars Palace Las Vegas Trust Series 2017-VICI, Class A, 3.53%, 10/15/2034 (A)	15,000,000	15,057,562
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	3,700,000	3,656,314
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,000,000	2,980,408
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class B, 1-Month LIBOR + 1.75%, 3.65% (B), 07/15/2030 (A)	10,000,000	9,999,977
CHT Mortgage Trust Series 2017-CSMO, Class D, 1-Month LIBOR + 2.25%, 4.15% (B), 11/15/2036 (A)	17,400,000	17,498,395
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class B,
1-Month LIBOR + 1.10%,
3.00% (B), 07/15/2029 (A)	5,000,000	4,999,992
Series 2017-1500, Class C,
1-Month LIBOR + 1.25%,
3.15% (B), 07/15/2032 (A)	3,500,000	3,499,994
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	5,172,992	5,294,160
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	10,774,200	10,599,869
CLNS Trust Series 2017-IKPR, Class C, 1-Month LIBOR + 1.10%, 3.00% (B), 06/11/2032 (A)	14,800,000	14,827,741
COMM Mortgage Trust
Series 2014-PAT, Class D,
1-Month LIBOR + 2.15%,
4.05% (B), 08/13/2027 (A)	15,000,000	15,002,281
Series 2014-PAT, Class E,
1-Month LIBOR + 3.15%,
5.05% (B), 08/13/2027 (A)	5,000,000	5,054,377
Series 2014-TWC, Class C,
1-Month LIBOR + 1.85%,
3.75% (B), 02/13/2032 (A)	10,000,000	10,031,339
CSMC Trust Series 2017-HD. Class C, 1-Month LIBOR + 1.70%, 3.60% (B), 02/15/2031 (A)	4,500,000	4,500,002
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%,
2.75% (B), 06/15/2034 (A)	12,500,000	12,507,836

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
DBCG Mortgage Trust (continued)
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%,
2.90% (B), 06/15/2034 (A)	$ 2,500,000	$ 2,500,785
GP Portfolio Trust
Series 2014-GPP, Class C,
1-Month LIBOR + 2.20%,
4.10% (B), 02/15/2027 (A)	13,000,000	13,011,792
Series 2014-GPP, Class D,
1-Month LIBOR + 3.00%,
4.90% (B), 02/15/2027 (A)	10,000,000	10,013,751
GS Mortgage Securities Trust Series 2013-G1, Class A1, 2.06%, 04/10/2031 (A)	7,004,157	6,714,504
GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class A, 1-Month LIBOR + 1.65%, 3.55% (B), 08/15/2032 (A)	8,937,986	8,945,052
Hilton Orlando Trust Series 2018-ORL, Class C, 1-Month LIBOR + 1.30%, 3.20% (B), 12/15/2034 (A)	10,000,000	10,018,690
Hospitality Mortgage Trust Series 2017-HIT, Class C, 1-Month LIBOR + 1.35%, 3.25% (B), 05/08/2030 (A)	7,900,000	7,919,750
Jefferies Resecuritization Trust Series 2009-R7, Class 11A1, 3.52% (B), 03/26/2037 (A)	61,008	60,878
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.93% (B), 06/10/2027 (A)	10,000,000	9,836,196
Series 2016-ASH, Class C,
1-Month LIBOR + 2.75%,
4.65% (B), 10/15/2034 (A)	6,389,632	6,395,576
JPMorgan Resecuritization Trust Series 2010-5, Class 2A2, 4.50% (B), 07/26/2035 (A)	898,196	901,700
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2005-1A, Class A, 1-Month LIBOR + 0.25%, 2.15% (B), 02/25/2030 (A)	2,821,394	2,763,856
Metlife Securitization Trust Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	15,089,515	14,823,781
Mill City Mortgage Loan Trust Series 2017-3, Class A1, 2.75% (B), 01/25/2061 (A)	18,003,088	17,700,326
Morgan Stanley Capital I Trust Series 2017-ASHF, Class D, 1-Month LIBOR + 2.20%, 4.10% (B), 11/15/2034 (A)	10,800,000	10,800,001
Mortgage Equity Conversion Asset Trust Series 2010-1A, Class A, 4.00%, 07/25/2060 (A)	5,794,416	5,055,628

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust Series 2017-MTL6, Class C, 1-Month LIBOR + 1.40%, 3.30% (B), 08/15/2034 (A)	$ 19,557,943	$ 19,606,836
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	3,111,854	3,121,629
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	3,875,745	3,871,163
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	6,165,176	6,175,505
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	11,378,281	11,475,588
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	7,910,208	8,002,104
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 3.40% (B), 06/25/2057 (A)	10,112,724	10,405,820
Series 2018-2A, Class A1,
4.50% (B), 03/25/2036 (A)	11,400,000	11,696,138
RBSSP Resecuritization Trust Series 2013-2, Class 2A1, 1-Month LIBOR + 0.19%, 2.00% (B), 12/20/2036 (A)	8,320,610	8,136,367
RETL Series 2018-RVP, Class B, 1-Month LIBOR + 1.75%, 3.65%(B), 03/15/2033 (A)	10,000,000	10,071,934
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%,
3.55% (B), 11/15/2026 (A)	550,000	550,000
Series 2013-SRP1, Class AJ,
1-Month LIBOR + 2.20%,
4.10% (B), 11/15/2026 (A)	20,000,000	19,958,028
Series 2013-SRP1, Class B,
4.65% (B), 11/15/2026 (A)	22,500,000	22,341,503
Stonemont Portfolio Trust Series 2017-MONT, Class C, 1-Month LIBOR + 1.25%, 3.15% (B), 08/20/2030 (A)	14,900,000	14,932,627
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.35%, 3.25% (B), 11/11/2034 (A)	15,000,000	15,037,500
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ, 5.48% (B), 08/15/2039	481,600	482,490
TRU Trust Series 2016-TOYS, Class A, 1-Month LIBOR + 2.25%, 4.15% (B), 11/15/2030 (A)	9,154,621	8,924,893
VSD LLC 3.60%, 12/25/2043 (A)	2,807,114	2,803,956
Wells Fargo Mortgage Loan Trust Series 2011-RR3, Class A1, 3.57%(B), 03/27/2037 (A)	521,444	519,354

Total Mortgage-Backed Securities (Cost $630,144,944)		627,566,054

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal Home Loan Mortgage Corp. 12-Month LIBOR + 1.77%, 3.52% (B), 08/01/2037	$ 344,235	$ 361,793

Total U.S. Government Agency Obligation (Cost $349,062)		361,793

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.3%
Lebanon - 0.3%
Lebanon Government International Bond 0.00% (H) (I), 11/12/2018 (J)	10,100,000	10,065,660

Total Short-Term Foreign Government Obligation (Cost $10,100,000)		10,065,660

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (H)	11,204,013	11,204,013

Total Securities Lending Collateral (Cost $11,204,013)		11,204,013

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 0.74% (H), dated 04/30/2018, to be repurchased at $20,530,712 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $20,943,996.

$ 20,530,290	$ 20,530,290

Total Repurchase Agreement (Cost $20,530,290)	20,530,290

Total Investments (Cost $3,200,362,194)	3,175,802,150
Net Other Assets (Liabilities) - (1.5)%	(46,878,883)

Net Assets - 100.0%	$ 3,128,923,267

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$545,848,718	$—	$545,848,718
Corporate Debt Securities	—	1,940,610,788	—	1,940,610,788
Foreign Government Obligation	—	2,165,974	—	2,165,974
Loan Assignments	—	17,448,860	—	17,448,860
Mortgage-Backed Securities	—	627,566,054	—	627,566,054
U.S. Government Agency Obligation	—	361,793	—	361,793
Short-Term Foreign Government Obligation	—	10,065,660	—	10,065,660
Securities Lending Collateral	11,204,013	—	—	11,204,013
Repurchase Agreement	—	20,530,290	—	20,530,290

Total Investments	$11,204,013	$3,164,598,137	$—	$3,175,802,150

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $1,529,231,477, representing 48.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,976,501. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2018; the maturity date disclosed is the ultimate maturity date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at April 30, 2018.
(I)	Percentage rounds to less than 0.01% or (0.01)%.
(J)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the value of the Regulation S security is $10,065,660, representing 0.3% of the Fund’s net assets.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.9%
Engility Holdings, Inc. (A)	28,625	$ 727,648
Moog, Inc., Class A (A)	8,660	709,860
Triumph Group, Inc.	26,525	627,316

		2,064,824

Banks - 9.4%
1st Source Corp.	14,105	733,460
Bancorp, Inc. (A)	64,250	664,987
Bank of Marin Bancorp	8,645	627,195
Bank of NT Butterfield & Son, Ltd.	16,690	791,940
Bank of the Ozarks, Inc.	15,200	711,360
BankUnited, Inc.	19,100	756,551
Carolina Financial Corp.	18,000	705,780
Cathay General Bancorp	18,490	739,785
Central Pacific Financial Corp.	25,675	746,629
Community Trust Bancorp, Inc.	15,600	748,800
Customers Bancorp, Inc. (A)	25,480	734,334
Eagle Bancorp, Inc. (A)	12,470	731,989
Enterprise Financial Services Corp.	16,005	813,854
FCB Financial Holdings, Inc., Class A (A)	14,725	851,105
Financial Institutions, Inc.	19,380	602,718
First Financial Bancorp	26,805	829,615
First Financial Corp.	12,725	543,994
Franklin Financial Network, Inc. (A)	17,955	605,084
Green Bancorp, Inc. (A)	33,465	754,636
Hanmi Financial Corp.	25,020	690,552
Hilltop Holdings, Inc.	32,105	719,794
Hope Bancorp, Inc.	41,495	717,449
IBERIABANK Corp.	9,590	718,770
Independent Bank Corp.	25,695	614,110
Peapack Gladstone Financial Corp.	21,425	707,882
Preferred Bank	11,780	750,857
S&T Bancorp, Inc.	18,830	803,664
Sandy Spring Bancorp, Inc.	19,520	773,578
State Bank Financial Corp.	23,570	742,691
TCF Financial Corp.	33,330	827,584

		21,760,747

Beverages - 0.4%
Boston Beer Co., Inc., Class A (A)	4,025	902,204

Biotechnology - 2.1%
AMAG Pharmaceuticals, Inc. (A) (B)	39,785	817,582
Concert Pharmaceuticals, Inc. (A)	33,990	620,317
Eagle Pharmaceuticals, Inc. (A) (B)	12,590	654,806
Emergent BioSolutions, Inc. (A)	13,950	723,447
Myriad Genetics, Inc. (A)	23,145	654,772
PDL BioPharma, Inc. (A)	253,850	741,242
United Therapeutics Corp. (A)	6,875	757,006

		4,969,172

Building Products - 0.6%
Caesarstone, Ltd.	35,580	656,451
NCI Building Systems, Inc. (A)	42,840	749,700

		1,406,151

Capital Markets - 0.7%
Legg Mason, Inc.	18,890	749,933
Waddell & Reed Financial, Inc., Class A	37,610	761,226

		1,511,159

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 0.9%
Cabot Corp.	12,595	$ 703,557
Methanex Corp.	12,535	757,114
Stepan Co.	9,070	637,802

		2,098,473

Commercial Services & Supplies - 3.4%
ACCO Brands Corp.	60,680	731,194
Atento SA	72,380	542,850
Brady Corp., Class A	20,320	739,648
CECO Environmental Corp.	127,175	597,722
Ennis, Inc.	29,315	524,739
Essendant, Inc.	98,040	729,418
Heritage-Crystal Clean, Inc. (A)	25,000	528,750
Herman Miller, Inc.	24,780	760,746
Quad/Graphics, Inc.	29,110	719,308
R.R. Donnelley & Sons Co.	86,166	728,103
SP Plus Corp. (A)	20,340	714,951
Steelcase, Inc., Class A	52,225	691,981

		8,009,410

Communications Equipment - 1.0%
Comtech Telecommunications Corp.	25,565	782,033
NETGEAR, Inc. (A)	12,630	698,439
Plantronics, Inc.	13,725	894,184

		2,374,656

Construction & Engineering - 2.2%
AECOM (A)	21,600	743,904
Aegion Corp. (A)	29,675	673,326
EMCOR Group, Inc.	9,855	725,229
Granite Construction, Inc.	14,050	735,939
KBR, Inc.	41,085	685,709
Primoris Services Corp.	30,160	771,794
Tutor Perini Corp. (A)	34,090	703,959

		5,039,860

Consumer Finance - 0.7%
Navient Corp.	55,460	735,400
Nelnet, Inc., Class A	14,445	762,840

		1,498,240

Containers & Packaging - 0.6%
Greif, Inc., Class A	13,320	779,486
Owens-Illinois, Inc. (A)	32,075	652,085

		1,431,571

Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (A)	15,855	754,698
American Public Education, Inc. (A)	17,950	723,385
Bridgepoint Education, Inc. (A)	76,575	447,198
K12, Inc. (A)	48,387	740,321

		2,665,602

Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	16,870	795,420
Vonage Holdings Corp. (A)	70,460	787,743

		1,583,163

Electric Utilities - 1.0%
ALLETE, Inc.	10,455	798,867
Hawaiian Electric Industries, Inc.	22,215	770,638
Portland General Electric Co.	18,680	793,526

		2,363,031

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.3%
Regal Beloit Corp.	10,495	$ 747,244

Electronic Equipment, Instruments & Components - 5.2%
Anixter International, Inc. (A)	9,870	581,343
Avnet, Inc.	18,020	706,925
AVX Corp.	41,160	607,522
Belden, Inc.	9,800	603,680
Benchmark Electronics, Inc.	23,680	622,784
Celestica, Inc. (A)	72,590	834,785
CTS Corp.	21,675	649,166
Daktronics, Inc.	62,970	567,360
Electro Scientific Industries, Inc. (A)	38,155	686,790
Hollysys Automation Technologies, Ltd.	30,440	671,506
Jabil, Inc.	26,080	693,728
Plexus Corp. (A)	12,700	696,468
Rogers Corp. (A)	6,010	641,267
Sanmina Corp. (A)	28,585	843,257
Systemax, Inc.	23,300	732,319
Tech Data Corp. (A)	7,925	604,281
TTM Technologies, Inc. (A)	48,254	672,661
Vishay Intertechnology, Inc.	40,590	716,414

		12,132,256

Energy Equipment & Services - 1.5%
Bristow Group, Inc.	56,860	912,603
McDermott International, Inc. (A) (B)	114,930	758,538
Rowan Cos. PLC, Class A (A)	61,555	888,854
Unit Corp. (A)	43,936	996,469

		3,556,464

Equity Real Estate Investment Trusts - 6.0%
Apple Hospitality REIT, Inc.	42,215	759,448
Brixmor Property Group, Inc.	50,395	750,381
CBL & Associates Properties, Inc. (B)	163,545	683,618
Cedar Realty Trust, Inc.	185,135	720,175
Chatham Lodging Trust	37,735	718,852
CoreCivic, Inc.	35,440	714,470
Franklin Street Properties Corp.	89,355	695,182
Government Properties Income Trust	56,095	700,627
Hersha Hospitality Trust	42,170	791,953
Kite Realty Group Trust	50,230	739,386
LaSalle Hotel Properties	26,020	769,411
MedEquities Realty Trust, Inc.	55,425	564,781
Medical Properties Trust, Inc.	57,170	730,633
Ramco-Gershenson Properties Trust	62,155	742,752
Sabra Health Care REIT, Inc.	44,040	806,372
Select Income REIT	38,595	731,761
Spirit Realty Capital, Inc.	96,845	779,602
Washington Prime Group, Inc. (B)	120,825	781,738
Xenia Hotels & Resorts, Inc.	37,940	781,185

		13,962,327

Food & Staples Retailing - 0.3%
United Natural Foods, Inc. (A)	17,690	796,404

Food Products - 1.3%
Dean Foods Co.	81,260	699,649
Flowers Foods, Inc.	35,750	808,307
Sanderson Farms, Inc.	6,150	683,634
TreeHouse Foods, Inc. (A)	19,635	755,948

		2,947,538

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 0.3%
National Fuel Gas Co.	14,685	$ 754,075

Health Care Equipment & Supplies - 3.3%
Analogic Corp.	8,080	671,448
AngioDynamics, Inc. (A)	42,075	815,413
Haemonetics Corp. (A)	10,310	804,592
Hill-Rom Holdings, Inc.	8,745	750,583
Integer Holdings Corp. (A)	13,330	731,817
Masimo Corp. (A)	8,960	803,981
Meridian Bioscience, Inc.	49,015	715,619
Natus Medical, Inc. (A)	22,240	735,032
OraSure Technologies, Inc. (A)	41,760	740,405
Orthofix International NV (A)	12,925	788,684

		7,557,574

Health Care Providers & Services - 6.7%
Aceto Corp.	77,856	196,197
Addus HomeCare Corp. (A)	12,855	674,887
Amedisys, Inc. (A)	12,385	818,525
AMN Healthcare Services, Inc. (A)	12,925	864,036
Brookdale Senior Living, Inc. (A)	110,875	802,735
Chemed Corp.	2,702	832,810
Community Health Systems, Inc. (A) (B)	182,775	690,889
Encompass Health Corp.	13,280	807,690
Envision Healthcare Corp. (A)	19,510	725,187
LHC Group, Inc. (A)	11,595	862,900
LifePoint Health, Inc. (A)	16,225	777,177
Magellan Health, Inc. (A)	7,055	591,562
MEDNAX, Inc. (A)	13,745	631,033
Molina Healthcare, Inc. (A)	9,640	802,530
National HealthCare Corp.	11,585	709,929
Owens & Minor, Inc.	50,105	814,206
Patterson Cos., Inc.	34,535	803,975
Providence Service Corp. (A)	10,945	830,507
Tivity Health, Inc. (A)	18,780	675,141
Triple-S Management Corp., Class B (A)	29,317	831,137
WellCare Health Plans, Inc. (A)	3,910	802,176

		15,545,229

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (A)	62,205	722,822
HealthStream, Inc.	26,185	607,230
Quality Systems, Inc. (A)	56,095	753,356

		2,083,408

Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc. (B)	21,035	916,916

Household Durables - 0.8%
Bassett Furniture Industries, Inc.	17,685	513,749
Ethan Allen Interiors, Inc.	31,035	684,322
La-Z-Boy, Inc.	25,405	731,664

		1,929,735

Independent Power & Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	24,720	766,320

Insurance - 1.6%
Assured Guaranty, Ltd.	20,780	754,106
CNO Financial Group, Inc.	34,075	730,568
Genworth Financial, Inc., Class A (A)	246,990	681,692
Third Point Reinsurance, Ltd. (A)	53,188	707,401

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	23,600	$ 765,820

		3,639,587

Internet Software & Services - 0.8%
DHI Group, Inc. (A)	321,245	449,743
NIC, Inc.	56,100	833,085
QuinStreet, Inc. (A)	53,680	603,363

		1,886,191

IT Services - 3.0%
CACI International, Inc., Class A (A)	5,030	759,782
Convergys Corp.	32,075	749,272
CSG Systems International, Inc.	16,858	721,354
ManTech International Corp., Class A	13,680	808,351
MAXIMUS, Inc.	11,560	781,803
Perficient, Inc. (A)	32,865	812,751
Sykes Enterprises, Inc. (A)	26,003	747,846
Syntel, Inc. (A)	29,200	843,296
Teradata Corp. (A)	18,720	766,022

		6,990,477

Life Sciences Tools & Services - 1.6%
Bruker Corp.	22,835	674,318
Charles River Laboratories International, Inc. (A)	6,965	725,683
ICON PLC (A)	6,215	731,070
Luminex Corp.	35,545	758,886
Medpace Holdings, Inc. (A)	20,715	766,248

		3,656,205

Machinery - 1.8%
AGCO Corp.	11,690	732,729
Colfax Corp. (A)	23,935	742,225
FreightCar America, Inc.	39,130	545,472
Harsco Corp. (A)	36,335	743,051
Meritor, Inc. (A)	35,515	691,477
Terex Corp.	17,710	646,769

		4,101,723

Marine - 0.3%
Costamare, Inc.	112,010	760,548

Metals & Mining - 1.9%
Hudbay Minerals, Inc.	105,815	735,414
Kaiser Aluminum Corp.	7,135	703,083
Materion Corp.	14,710	746,533
Schnitzer Steel Industries, Inc., Class A	21,965	646,869
SunCoke Energy, Inc. (A)	68,180	783,388
U.S. Steel Corp.	20,980	709,753

		4,325,040

Mortgage Real Estate Investment Trusts - 2.4%
Ares Commercial Real Estate Corp.	47,635	582,576
ARMOUR Residential REIT, Inc.	32,650	738,869
Dynex Capital, Inc.	90,055	592,562
Invesco Mortgage Capital, Inc.	45,495	738,384
MTGE Investment Corp.	40,320	731,808
New York Mortgage Trust, Inc. (B)	124,515	754,561
PennyMac Mortgage Investment Trust	42,145	741,331
Resource Capital Corp.	61,550	600,728

		5,480,819

Multi-Utilities - 0.3%
MDU Resources Group, Inc.	26,965	759,604

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.3%
Big Lots, Inc. (B)	17,475	$ 741,814

Oil, Gas & Consumable Fuels - 4.9%
Arch Coal, Inc., Class A	8,250	666,847
Clean Energy Fuels Corp. (A)	357,480	575,543
Cloud Peak Energy, Inc. (A)	216,470	690,539
CNX Resources Corp. (A)	47,810	710,457
Enerplus Corp.	66,195	768,524
Halcon Resources Corp. (A)	156,780	841,909
Laredo Petroleum, Inc. (A)	86,460	951,060
Murphy Oil Corp.	29,210	879,513
Overseas Shipholding Group, Inc., Class A (A)	213,965	798,089
PBF Energy, Inc., Class A	22,350	856,675
Peabody Energy Corp.	19,895	733,131
Southwestern Energy Co. (A)	174,320	714,712
Teekay Tankers, Ltd., Class A (B)	480,545	552,627
W&T Offshore, Inc. (A)	173,720	1,059,692
World Fuel Services Corp.	29,910	642,168

		11,441,486

Paper & Forest Products - 1.2%
Boise Cascade Co.	17,605	732,368
Domtar Corp.	16,185	710,521
Louisiana-Pacific Corp.	25,555	723,973
Resolute Forest Products, Inc. (A)	69,175	684,833

		2,851,695

Personal Products - 1.6%
Avon Products, Inc. (A)	269,265	681,241
Edgewell Personal Care Co. (A)	14,240	627,272
Inter Parfums, Inc.	15,975	817,920
Medifast, Inc.	8,390	842,188
Nu Skin Enterprises, Inc., Class A	10,300	732,845

		3,701,466

Pharmaceuticals - 1.8%
Depomed, Inc. (A)	104,290	654,941
Endo International PLC (A)	114,820	657,919
Horizon Pharma PLC (A)	53,395	706,950
Innoviva, Inc. (A)	45,545	660,402
Taro Pharmaceutical Industries, Ltd. (A)	7,645	779,637
Valeant Pharmaceuticals International, Inc. (A)	42,200	762,554

		4,222,403

Professional Services - 2.6%
CRA International, Inc.	11,430	645,452
FTI Consulting, Inc. (A)	15,760	920,384
ICF International, Inc.	12,595	845,124
ManpowerGroup, Inc.	6,525	624,573
Navigant Consulting, Inc. (A)	38,925	832,606
Resources Connection, Inc.	36,530	571,695
RPX Corp.	70,925	768,118
TrueBlue, Inc. (A)	28,480	758,992

		5,966,944

Road & Rail - 0.9%
ArcBest Corp.	22,571	724,529
Avis Budget Group, Inc. (A)	15,845	782,901
YRC Worldwide, Inc. (A)	76,640	637,645

		2,145,075

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology, Inc. (A)	72,635	$ 601,418
Amtech Systems, Inc. (A)	79,225	549,029
Cirrus Logic, Inc. (A)	18,200	663,754
Cohu, Inc.	32,180	688,652
Diodes, Inc. (A)	24,125	688,769
FormFactor, Inc. (A)	53,755	616,839
Kulicke & Soffa Industries, Inc. (A)	29,845	683,152
MKS Instruments, Inc.	6,400	655,360
Nova Measuring Instruments, Ltd. (A)	26,415	693,394
Rambus, Inc. (A)	55,195	745,132
Synaptics, Inc. (A)	16,070	699,366

		7,284,865

Software - 1.0%
CommVault Systems, Inc. (A)	13,150	919,843
Manhattan Associates, Inc. (A)	18,015	775,726
Progress Software Corp.	19,210	709,425

		2,404,994

Specialty Retail - 6.3%
Abercrombie & Fitch Co., Class A	27,495	704,422
American Eagle Outfitters, Inc.	33,330	689,264
Asbury Automotive Group, Inc. (A)	10,040	673,182
Ascena Retail Group, Inc. (A) (B)	319,525	709,345
Bed Bath & Beyond, Inc.	28,005	488,967
Cato Corp., Class A	44,605	723,047
Chico’s FAS, Inc.	64,270	638,201
Children’s Place, Inc.	5,065	646,041
DSW, Inc., Class A	30,020	669,446
Express, Inc. (A)	89,450	701,288
Foot Locker, Inc.	13,185	568,010
Francesca’s Holdings Corp. (A) (B)	138,965	687,877
GameStop Corp., Class A (B)	46,770	638,410
Haverty Furniture Cos., Inc.	29,795	540,779
Hibbett Sports, Inc. (A)	28,800	783,360
Pier 1 Imports, Inc.	200,600	447,338
Shoe Carnival, Inc.	22,810	555,880
Sleep Number Corp. (A)	18,285	518,197
Tailored Brands, Inc.	26,275	828,976
Tilly’s, Inc., A Shares	48,850	547,609
Urban Outfitters, Inc. (A)	17,810	717,209
Williams-Sonoma, Inc. (B)	12,115	579,097
Zumiez, Inc. (A)	27,765	649,701

		14,705,646

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (A)	23,310	717,249
Quantum Corp. (A)	145,985	572,261
Stratasys, Ltd. (A) (B)	33,230	637,019

		1,926,529

Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. (A)	46,888	740,830
Deckers Outdoor Corp. (A)	8,100	755,406
Movado Group, Inc.	21,160	834,762
Ralph Lauren Corp.	6,805	747,529
Steven Madden, Ltd.	17,340	836,655
Vera Bradley, Inc. (A)	68,770	782,603

		4,697,785

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 3.1%
BofI Holding, Inc. (A) (B)	18,690	$ 752,833
Dime Community Bancshares, Inc.	37,825	747,044
Flagstar Bancorp, Inc. (A)	21,075	728,141
HomeStreet, Inc. (A)	25,730	656,115
MGIC Investment Corp. (A)	53,715	538,224
Oritani Financial Corp.	44,440	679,932
Radian Group, Inc.	36,260	518,518
TrustCo Bank Corp.	67,975	581,186
United Financial Bancorp, Inc.	36,100	596,733
Walker & Dunlop, Inc.	13,560	774,412
Washington Federal, Inc.	21,700	688,975

		7,262,113

Trading Companies & Distributors - 1.2%
DXP Enterprises, Inc. (A)	17,355	629,987
Rush Enterprises, Inc., Class A (A)	15,980	652,463
Textainer Group Holdings, Ltd. (A)	43,455	747,426
WESCO International, Inc. (A)	12,425	739,909

		2,769,785

Wireless Telecommunication Services - 0.9%
Spok Holdings, Inc.	35,385	527,237
Telephone & Data Systems, Inc.	26,965	736,953
U.S. Cellular Corp. (A)	18,660	738,376

		2,002,566

Total Common Stocks (Cost $224,156,291)		229,099,113

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	8,875,659	8,875,659

Total Securities Lending Collateral (Cost $8,875,659)		8,875,659

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $3,719,010 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $3,795,488.	$ 3,718,933	3,718,933

Total Repurchase Agreement (Cost $3,718,933)		3,718,933

Total Investments (Cost $236,750,883)		241,693,705
Net Other Assets (Liabilities) - (3.9)%		(8,969,668)

Net Assets - 100.0%		$ 232,724,037

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$229,099,113	$—	$—	$229,099,113
Securities Lending Collateral	8,875,659	—	—	8,875,659
Repurchase Agreement	—	3,718,933	—	3,718,933

Total Investments	$237,974,772	$3,718,933	$—	$241,693,705

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,569,886. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.3%
Mercury Systems, Inc. (A)	59,800	$ 1,918,384

Auto Components - 1.0%
LCI Industries	15,622	1,488,777

Banks - 9.9%
Banc of California, Inc. (B)	258,290	4,959,168
CenterState Bank Corp.	114,870	3,328,932
LegacyTexas Financial Group, Inc.	72,480	2,976,754
South State Corp.	19,900	1,722,345
Veritex Holdings, Inc. (A)	47,730	1,370,806

		14,358,005

Biotechnology - 2.5%
Repligen Corp. (A)	97,371	3,602,727

Building Products - 2.9%
Insteel Industries, Inc.	92,227	2,769,577
PGT Innovations, Inc. (A)	80,090	1,397,570

		4,167,147

Chemicals - 2.4%
Quaker Chemical Corp.	23,810	3,499,832

Commercial Services & Supplies - 2.3%
Knoll, Inc.	174,120	3,320,468

Diversified Telecommunication Services - 2.1%
Cogent Communications Holdings, Inc.	64,058	3,020,335

Food Products - 4.0%
Calavo Growers, Inc. (B)	41,970	3,932,589
J&J Snack Foods Corp.	14,305	1,965,650

		5,898,239

Health Care Equipment & Supplies - 4.1%
Cantel Medical Corp.	24,796	2,778,888
LeMaitre Vascular, Inc.	48,979	1,540,390
Neogen Corp. (A)	23,830	1,624,014

		5,943,292

Health Care Providers & Services - 1.1%
BioTelemetry, Inc. (A)	40,627	1,551,951

Health Care Technology - 6.4%
Cotiviti Holdings, Inc. (A)	61,540	2,125,591
Medidata Solutions, Inc. (A)	56,988	4,066,664
Tabula Rasa HealthCare, Inc. (A)	75,320	3,087,367

		9,279,622

Hotels, Restaurants & Leisure - 1.7%
Sonic Corp. (B)	96,870	2,509,902

Household Durables - 1.1%
TopBuild Corp. (A)	19,460	1,550,962

Internet Software & Services - 5.0%
Box, Inc., Class A (A)	124,690	2,850,413
MINDBODY, Inc., Class A (A)	111,675	4,427,914

		7,278,327

IT Services - 5.1%
MAXIMUS, Inc.	48,195	3,259,428
WNS Holdings, Ltd., ADR (A)	86,875	4,250,794

		7,510,222

Leisure Products - 1.5%
Malibu Boats, Inc., Class A (A)	64,755	2,182,244

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 5.6%
Cambrex Corp. (A)	74,211	$ 3,929,472
PRA Health Sciences, Inc. (A)	52,100	4,281,057

		8,210,529

Oil, Gas & Consumable Fuels - 4.2%
Callon Petroleum Co. (A)	164,705	2,291,047
WildHorse Resource Development Corp. (A) (B)	145,670	3,809,270

		6,100,317

Personal Products - 3.8%
elf Beauty, Inc. (A) (B)	77,300	1,404,541
Inter Parfums, Inc.	81,279	4,161,485

		5,566,026

Pharmaceuticals - 1.7%
Supernus Pharmaceuticals, Inc. (A)	54,245	2,544,090

Professional Services - 0.9%
WageWorks, Inc. (A)	33,390	1,390,694

Road & Rail - 4.4%
Marten Transport, Ltd.	109,581	2,136,829
Saia, Inc. (A)	63,780	4,212,669

		6,349,498

Semiconductors & Semiconductor Equipment - 4.9%
Cabot Microelectronics Corp.	22,980	2,331,321
CEVA, Inc. (A)	49,990	1,629,674
MaxLinear, Inc. (A)	81,210	1,813,419
Silicon Laboratories, Inc. (A)	14,770	1,372,133

		7,146,547

Software - 9.9%
Ellie Mae, Inc. (A) (B)	23,685	2,294,366
Pegasystems, Inc.	116,040	7,084,242
Qualys, Inc. (A)	65,285	5,023,681

		14,402,289

Textiles, Apparel & Luxury Goods - 3.6%
Steven Madden, Ltd.	110,000	5,307,500

Trading Companies & Distributors - 2.8%
SiteOne Landscape Supply, Inc. (A)	59,134	4,050,679

Total Common Stocks (Cost $108,592,330)		140,148,605

SECURITIES LENDING COLLATERAL - 11.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	16,344,228	16,344,228

Total Securities Lending Collateral (Cost $16,344,228)		16,344,228

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.4%

Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $4,902,665 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $5,002,463.

$ 4,902,564	$ 4,902,564

Total Repurchase Agreement (Cost $4,902,564)	4,902,564

Total Investments (Cost $129,839,122)	161,395,397
Net Other Assets (Liabilities) - (10.8)%	(15,765,036)

Net Assets - 100.0%	$ 145,630,361

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$140,148,605	$—	$—	$140,148,605
Securities Lending Collateral	16,344,228	—	—	16,344,228
Repurchase Agreement	—	4,902,564	—	4,902,564

Total Investments	$156,492,833	$4,902,564	$—	$161,395,397

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,952,268. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (A)	256,920	$ 3,941,153

Banks - 18.8%
Associated Banc-Corp.	195,580	5,173,091
BankUnited, Inc.	102,240	4,049,726
Berkshire Hills Bancorp, Inc.	94,730	3,595,004
Cathay General Bancorp	125,775	5,032,258
Customers Bancorp, Inc. (A)	176,565	5,088,603
First Citizens BancShares, Inc., Class A	10,930	4,724,930
First Horizon National Corp.	114,270	2,091,141
Hanmi Financial Corp.	118,125	3,260,250
Peapack Gladstone Financial Corp.	82,770	2,734,721
TriCo Bancshares	75,630	2,826,293
TriState Capital Holdings, Inc. (A)	49,308	1,232,700
UMB Financial Corp.	54,030	4,137,617
United Community Banks, Inc.	111,110	3,547,742
Valley National Bancorp	403,510	5,064,051

		52,558,127

Biotechnology - 3.6%
Emergent BioSolutions, Inc. (A)	80,970	4,199,104
Repligen Corp. (A)	82,060	3,036,220
Retrophin, Inc. (A)	114,265	2,868,052

		10,103,376

Building Products - 1.1%
Builders FirstSource, Inc. (A)	175,830	3,205,381

Capital Markets - 2.8%
Evercore, Inc., Class A	38,365	3,884,456
Moelis & Co., Class A	73,850	3,973,130

		7,857,586

Chemicals - 1.7%
Ferro Corp. (A)	211,970	4,665,460

Commercial Services & Supplies - 2.7%
Casella Waste Systems, Inc., Class A (A)	154,070	3,776,256
McGrath RentCorp	65,800	3,877,594

		7,653,850

Communications Equipment - 1.0%
Extreme Networks, Inc. (A)	248,930	2,663,551

Construction & Engineering - 1.3%
EMCOR Group, Inc.	48,895	3,598,183

Diversified Financial Services - 1.0%
On Deck Capital, Inc. (A)	511,820	2,687,055

Electric Utilities - 1.5%
Portland General Electric Co.	101,210	4,299,401

Electronic Equipment, Instruments & Components - 2.7%
Electro Scientific Industries, Inc. (A)	190,800	3,434,400
Vishay Intertechnology, Inc.	225,665	3,982,987

		7,417,387

Energy Equipment & Services - 2.6%
McDermott International, Inc. (A) (B)	414,060	2,732,796
Unit Corp. (A)	200,360	4,544,165

		7,276,961

Equity Real Estate Investment Trusts - 8.0%
National Storage Affiliates Trust	195,640	5,149,245
PotlatchDeltic Corp.	79,350	4,114,298

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
STAG Industrial, Inc.	183,950	$ 4,519,651
Summit Hotel Properties, Inc.	331,930	4,806,346
Xenia Hotels & Resorts, Inc.	188,995	3,891,407

		22,480,947

Food Products - 1.3%
Darling Ingredients, Inc. (A)	217,210	3,722,979

Gas Utilities - 1.2%
Southwest Gas Holdings, Inc.	45,215	3,300,243

Health Care Equipment & Supplies - 0.7%
Lantheus Holdings, Inc. (A)	110,430	1,965,654

Health Care Providers & Services - 1.7%
Encompass Health Corp.	79,550	4,838,231

Health Care Technology - 1.4%
Allscripts Healthcare Solutions, Inc. (A)	334,770	3,890,027

Hotels, Restaurants & Leisure - 2.7%
Bloomin’ Brands, Inc.	156,190	3,695,455
Boyd Gaming Corp.	118,550	3,937,046

		7,632,501

Household Durables - 1.3%
LGI Homes, Inc. (A) (B)	52,750	3,650,300

Household Products - 1.3%
Central Garden & Pet Co., Class A (A)	98,744	3,505,412

Independent Power & Renewable Electricity Producers - 1.1%
Ormat Technologies, Inc.	51,620	2,988,798

Insurance - 2.8%
Assured Guaranty, Ltd.	103,520	3,756,741
CNO Financial Group, Inc.	188,920	4,050,445

		7,807,186

IT Services - 1.6%
CACI International, Inc., Class A (A)	30,170	4,557,178

Leisure Products - 2.8%
Callaway Golf Co.	173,360	2,992,194
Malibu Boats, Inc., Class A (A)	143,740	4,844,038

		7,836,232

Machinery - 2.9%
Harsco Corp. (A)	200,950	4,109,427
Timken Co.	90,625	3,874,219

		7,983,646

Metals & Mining - 1.6%
Allegheny Technologies, Inc. (A) (B)	166,960	4,436,127

Oil, Gas & Consumable Fuels - 3.2%
Delek US Holdings, Inc.	88,900	4,211,193
Enerplus Corp.	403,860	4,688,815

		8,900,008

Paper & Forest Products - 1.5%
Louisiana-Pacific Corp.	149,050	4,222,586

Pharmaceuticals - 1.7%
Supernus Pharmaceuticals, Inc. (A)	101,620	4,765,978

Road & Rail - 1.3%
Ryder System, Inc.	52,240	3,522,543

Semiconductors & Semiconductor Equipment - 0.9%
FormFactor, Inc. (A)	219,310	2,516,582

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 2.6%
Imperva, Inc. (A)	73,240	$ 3,277,490
Upland Software, Inc. (A)	146,295	3,974,835

		7,252,325

Specialty Retail - 1.9%
Camping World Holdings, Inc., Class A	80,690	2,310,155
Sleep Number Corp. (A)	109,210	3,095,011

		5,405,166

Thrifts & Mortgage Finance - 5.1%
Essent Group, Ltd. (A)	85,550	2,819,728
Federal Agricultural Mortgage Corp., Class C	29,910	2,557,604
HomeStreet, Inc. (A)	171,890	4,383,195
Washington Federal, Inc.	142,395	4,521,041

		14,281,568

Trading Companies & Distributors - 2.9%
Rush Enterprises, Inc., Class A (A)	98,100	4,005,423
Triton International, Ltd.	134,170	4,160,612

		8,166,035

Total Common Stocks (Cost $240,168,677)		267,555,723

MASTER LIMITED PARTNERSHIP - 1.8%
Independent Power & Renewable Electricity Producers - 1.8%
NextEra Energy Partners, LP	118,660	4,944,562

Total Master Limited Partnership (Cost $4,714,387)		4,944,562

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	6,994,130	$ 6,994,130

Total Securities Lending Collateral (Cost $6,994,130)		6,994,130

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $6,199,282 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $6,324,150.	$ 6,199,155	6,199,155

Total Repurchase Agreement (Cost $6,199,155)		6,199,155

Total Investments (Cost $258,076,349)		285,693,570
Net Other Assets (Liabilities) - (2.2)%		(6,232,417)

Net Assets - 100.0%		$ 279,461,153

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$267,555,723	$—	$—	$267,555,723
Master Limited Partnership	4,944,562	—	—	4,944,562
Securities Lending Collateral	6,994,130	—	—	6,994,130
Repurchase Agreement	—	6,199,155	—	6,199,155

Total Investments	$279,494,415	$6,199,155	$—	$285,693,570

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,837,804. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (A)	89,400	$ 2,497,836
Cubic Corp.	30,500	1,883,375
Curtiss-Wright Corp.	16,350	2,093,454

		6,474,665

Airlines - 1.6%
Alaska Air Group, Inc.	115,200	7,479,936
United Continental Holdings, Inc. (A)	86,200	5,821,948

		13,301,884

Auto Components - 0.8%
Gentex Corp.	57,500	1,307,550
Stoneridge, Inc. (A)	102,500	2,698,825
Visteon Corp. (A)	21,000	2,613,240

		6,619,615

Banks - 7.1%
Bank of Princeton (A)	34,400	1,142,768
Berkshire Hills Bancorp, Inc.	125,731	4,771,491
CIT Group, Inc.	188,400	9,975,780
Evans Bancorp, Inc.	12,500	566,250
First Citizens BancShares, Inc., Class A	18,563	8,024,599
First Community Bancshares, Inc.	142,640	4,426,119
First Republic Bank	18,300	1,699,521
Hanmi Financial Corp.	75,600	2,086,560
Hilltop Holdings, Inc.	3,033	68,000
Hope Bancorp, Inc.	127,882	2,211,080
Lakeland Bancorp, Inc.	222,000	4,329,000
Sandy Spring Bancorp, Inc.	111,000	4,398,930
Sterling Bancorp	177,000	4,203,750
Umpqua Holdings Corp.	152,000	3,581,120
Union Bankshares Corp.	50,000	1,890,500
United Community Banks, Inc.	99,200	3,167,456
Washington Trust Bancorp, Inc.	36,071	1,998,333
Webster Financial Corp.	26,150	1,573,969

		60,115,226

Beverages - 0.7%
Molson Coors Brewing Co., Class B	87,100	6,205,004

Biotechnology - 0.6%
United Therapeutics Corp. (A)	47,300	5,208,203

Building Products - 1.8%
American Woodmark Corp. (A)	13,000	1,068,600
Caesarstone, Ltd.	130,500	2,407,725
Continental Building Products, Inc. (A)	202,000	5,676,200
Gibraltar Industries, Inc. (A)	31,000	1,089,650
Insteel Industries, Inc.	26,000	780,780
JELD-WEN Holding, Inc. (A)	76,400	2,147,604
Masonite International Corp. (A)	16,600	1,007,620
PGT Innovations, Inc. (A)	70,000	1,221,500

		15,399,679

Capital Markets - 1.4%
E*TRADE Financial Corp. (A)	40,800	2,475,744
Legg Mason, Inc.	63,900	2,536,830
Piper Jaffray Cos.	39,000	2,731,950
Stifel Financial Corp.	48,000	2,797,440
Waddell & Reed Financial, Inc., Class A (B)	45,000	910,800

		11,452,764

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.3%
Chase Corp.	8,500	$ 952,000
Methanex Corp.	31,000	1,872,400
Mosaic Co.	92,400	2,490,180
PPG Industries, Inc.	84,900	8,989,212
Trinseo SA	41,000	2,990,950
Venator Materials PLC (A)	113,400	2,042,334

		19,337,076

Commercial Services & Supplies - 2.5%
HNI Corp.	29,500	985,005
KAR Auction Services, Inc.	167,000	8,682,330
Knoll, Inc.	60,200	1,148,014
Stericycle, Inc. (A)	141,700	8,319,207
Tetra Tech, Inc.	47,500	2,299,000

		21,433,556

Communications Equipment - 1.7%
ARRIS International PLC (A)	323,606	8,737,362
KVH Industries, Inc. (A)	329,000	3,487,400
NETGEAR, Inc. (A)	46,800	2,588,040

		14,812,802

Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	78,000	3,291,600
EMCOR Group, Inc.	48,000	3,532,320
Granite Construction, Inc.	44,200	2,315,196
KBR, Inc.	172,700	2,882,363

		12,021,479

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	45,450	2,656,552

Consumer Finance - 0.4%
Ally Financial, Inc.	139,600	3,643,560

Distributors - 0.5%
LKQ Corp. (A)	122,400	3,796,848

Diversified Consumer Services - 0.6%
H&R Block, Inc.	176,500	4,880,225

Diversified Financial Services - 0.4%
Voya Financial, Inc.	71,176	3,726,064

Electric Utilities - 3.9%
Alliant Energy Corp.	233,900	10,046,005
FirstEnergy Corp.	317,100	10,908,240
PPL Corp.	430,500	12,527,550

		33,481,795

Electrical Equipment - 0.6%
LSI Industries, Inc.	174,600	1,070,298
Regal Beloit Corp.	45,500	3,239,600
Revolution Lighting Technologies, Inc. (A) (B)	145,300	517,268

		4,827,166

Electronic Equipment, Instruments & Components - 3.1%
Avnet, Inc.	155,859	6,114,349
Belden, Inc.	22,300	1,373,680
Benchmark Electronics, Inc.	43,900	1,154,570
Coherent, Inc. (A)	10,700	1,799,954
Control4 Corp. (A)	148,300	3,090,572
Daktronics, Inc.	75,000	675,750
Electro Scientific Industries, Inc. (A)	8,900	160,200
Fitbit, Inc., Class A (A)	80,000	444,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	48,300	$ 1,927,170
Orbotech, Ltd. (A)	128,500	7,506,970
Vishay Intertechnology, Inc.	132,500	2,338,625

		26,585,840

Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	31,250	2,173,437
Transocean, Ltd. (A) (B)	200,300	2,477,711

		4,651,148

Equity Real Estate Investment Trusts - 8.1%
Brandywine Realty Trust	161,500	2,601,765
Colony NorthStar, Inc., Class A	1,307,100	7,986,381
Community Healthcare Trust, Inc.	151,000	3,850,500
DiamondRock Hospitality Co.	334,500	3,696,225
Iron Mountain, Inc.	112,100	3,804,674
JBG SMITH Properties	237,900	8,771,373
Lexington Realty Trust	330,400	2,656,416
Liberty Property Trust	29,400	1,229,508
National Retail Properties, Inc.	26,500	1,008,060
Outfront Media, Inc.	74,500	1,396,875
Physicians Realty Trust	161,000	2,405,340
Piedmont Office Realty Trust, Inc., Class A	72,000	1,290,240
Sabra Health Care REIT, Inc.	126,900	2,323,539
Summit Hotel Properties, Inc.	287,000	4,155,760
Uniti Group, Inc. (A) (B)	419,278	7,555,390
VEREIT, Inc.	2,012,500	13,685,000

		68,417,046

Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc.	116,900	11,292,540
US Foods Holding Corp. (A)	250,100	8,548,418

		19,840,958

Food Products - 1.5%
J.M. Smucker, Co.	44,400	5,065,152
Kellogg Co.	125,000	7,362,500

		12,427,652

Health Care Equipment & Supplies - 2.6%
DENTSPLY SIRONA, Inc.	178,800	9,000,792
Meridian Bioscience, Inc.	189,000	2,759,400
Zimmer Biomet Holdings, Inc.	86,100	9,916,137

		21,676,329

Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	55,000	4,981,900
AMN Healthcare Services, Inc. (A)	34,500	2,306,325
Cardinal Health, Inc.	141,700	9,092,889
Cross Country Healthcare, Inc. (A)	84,300	1,060,494
Encompass Health Corp.	57,000	3,466,740
Laboratory Corp. of America Holdings (A)	44,000	7,513,000
MEDNAX, Inc. (A)	146,347	6,718,791

		35,140,139

Health Care Technology - 0.2%
Omnicell, Inc. (A)	30,500	1,314,550

Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment Corp. (A)	345,500	3,921,425
Churchill Downs, Inc.	10,700	2,938,220

		6,859,645

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.5%
Helen of Troy, Ltd. (A)	25,600	$ 2,282,240
La-Z-Boy, Inc.	68,000	1,958,400

		4,240,640

Household Products - 0.4%
Spectrum Brands Holdings, Inc. (B)	45,200	3,258,920

Independent Power & Renewable Electricity Producers - 1.0%
AES Corp.	724,700	8,870,328

Insurance - 7.2%
Alleghany Corp.	18,800	10,803,796
Allstate Corp.	39,100	3,824,762
Aspen Insurance Holdings, Ltd.	43,800	1,859,310
FNF Group	140,700	5,181,981
Loews Corp.	166,700	8,745,082
Markel Corp. (A)	4,100	4,633,164
Progressive Corp.	120,600	7,270,974
Selective Insurance Group, Inc.	95,000	5,624,000
United Fire Group, Inc.	106,493	5,355,533
Willis Towers Watson PLC	51,400	7,633,414

		60,932,016

Internet & Direct Marketing Retail - 0.8%
Liberty Expedia Holdings, Inc., Class A (A)	162,425	6,626,940
Nutrisystem, Inc.	17,800	516,200

		7,143,140

Internet Software & Services - 0.3%
IAC/InterActiveCorp (A)	17,200	2,788,808

IT Services - 1.8%
Leidos Holdings, Inc.	146,700	9,422,541
MAXIMUS, Inc.	35,900	2,427,917
Western Union Co.	189,300	3,738,675

		15,589,133

Machinery - 2.4%
Altra Industrial Motion Corp.	52,700	2,194,955
Columbus McKinnon Corp.	68,092	2,443,141
Douglas Dynamics, Inc.	61,600	2,571,800
Gencor Industries, Inc. (A)	121,600	1,890,880
Mueller Industries, Inc.	101,500	2,758,770
Oshkosh Corp.	24,000	1,731,840
Trinity Industries, Inc.	121,000	3,856,270
Watts Water Technologies, Inc., Class A	35,000	2,607,500

		20,055,156

Media - 6.9%
AMC Networks, Inc., Class A (A)	137,887	7,170,124
Discovery, Inc., Class C (A)	392,659	8,724,883
DISH Network Corp., Class A (A)	352,700	11,833,085
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	88,573	3,689,951
Lions Gate Entertainment Corp., Class B	86,719	1,996,271
Madison Square Garden Co., Class A (A)	28,064	6,820,113
MSG Networks, Inc., Class A (A)	207,200	4,247,600
News Corp., Class A	392,600	6,273,748
Viacom, Inc., Class B	244,609	7,377,408

		58,133,183

Metals & Mining - 0.8%
Commercial Metals Co.	127,500	2,678,775
Kaiser Aluminum Corp.	25,600	2,522,624

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	27,000	$ 795,150
TimkenSteel Corp. (A)	54,900	921,771

		6,918,320

Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	933,642	9,681,867

Multi-Utilities - 1.3%
NorthWestern Corp.	80,000	4,395,200
WEC Energy Group, Inc.	97,200	6,248,016

		10,643,216

Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (A)	477,304	9,068,776
Callon Petroleum Co. (A)	204,000	2,837,640
Delek US Holdings, Inc.	28,796	1,364,066
Energen Corp. (A)	43,900	2,872,816
Gulfport Energy Corp. (A)	173,300	1,611,690
Range Resources Corp.	441,200	6,110,620
REX American Resources Corp. (A)	29,600	2,213,488
Williams Cos., Inc.	344,100	8,853,693

		34,932,789

Paper & Forest Products - 0.4%
Domtar Corp.	58,000	2,546,200
P.H. Glatfelter Co.	53,100	1,109,259

		3,655,459

Pharmaceuticals - 0.3%
Nektar Therapeutics (A)	32,933	2,755,175

Professional Services - 1.3%
ASGN, Inc. (A)	38,300	3,088,129
FTI Consulting, Inc. (A)	20,500	1,197,200
Heidrick & Struggles International, Inc.	104,000	3,915,600
ICF International, Inc.	47,300	3,173,830

		11,374,759

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (A)	65,200	2,954,212
Newmark Group, Inc., Class A (A)	169,800	2,563,980

		5,518,192

Road & Rail - 0.5%
AMERCO	11,350	3,830,852

Semiconductors & Semiconductor Equipment - 2.6%
AXT, Inc. (A)	195,400	1,143,090
Brooks Automation, Inc.	53,000	1,318,640
Cohu, Inc.	167,500	3,584,500
Entegris, Inc.	82,000	2,640,400
MKS Instruments, Inc.	31,000	3,174,400
Qorvo, Inc. (A)	33,074	2,229,188
Silicon Motion Technology Corp., ADR (B)	71,000	3,209,910
Universal Display Corp.	24,000	2,113,200
Xcerra Corp. (A)	212,000	2,560,960

		21,974,288

Software - 2.2%
CA, Inc.	71,700	2,495,160
Dell Technologies, Inc., Class V (A)	95,800	6,875,566
Open Text Corp.	214,300	7,571,219
TiVo Corp.	149,398	2,113,982

		19,055,927

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.9%
Abercrombie & Fitch Co., Class A	112,600	$ 2,884,812
Advance Auto Parts, Inc.	65,400	7,485,030
American Eagle Outfitters, Inc.	230,200	4,760,536
Foot Locker, Inc.	115,600	4,980,048
Urban Outfitters, Inc. (A)	53,500	2,154,445
Williams-Sonoma, Inc. (B)	55,300	2,643,340

		24,908,211

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (A)	161,300	4,963,201

Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (A)	32,050	2,988,983
Michael Kors Holdings, Ltd. (A)	60,400	4,132,568
Steven Madden, Ltd.	55,200	2,663,400

		9,784,951

Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	134,000	2,646,500
Oritani Financial Corp.	47,000	719,100
Provident Financial Services, Inc.	109,000	2,847,080
TrustCo Bank Corp.	175,700	1,502,235
United Financial Bancorp, Inc.	265,858	4,394,633
Washington Federal, Inc.	136,000	4,318,000

		16,427,548

Trading Companies & Distributors - 1.0%
AerCap Holdings NV (A)	157,400	8,205,262

Total Common Stocks (Cost $693,195,218)		821,948,811

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	21,028,822	21,028,822

Total Securities Lending Collateral (Cost $21,028,822)		21,028,822

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $3,474,329 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $3,546,113.	$ 3,474,258	3,474,258

Total Repurchase Agreement (Cost $3,474,258)		3,474,258

Total Investments (Cost $717,698,298)		846,451,891
Net Other Assets (Liabilities) - 0.2%		1,807,579

Net Assets - 100.0%		$ 848,259,470

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$821,948,811	$—	$—	$821,948,811
Securities Lending Collateral	21,028,822	—	—	21,028,822
Repurchase Agreement	—	3,474,258	—	3,474,258

Total Investments	$842,977,633	$3,474,258	$—	$846,451,891

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,488,988. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 48.1%
Airlines - 2.6%
Alaska Air Group, Inc.	15,000	$ 973,950
Delta Air Lines, Inc.	28,491	1,487,800
Japan Airlines Co., Ltd.	34,566	1,364,128

		3,825,878

Auto Components - 0.4%
Lear Corp.	3,025	565,584

Automobiles - 0.3%
Ford Motor Co.	40,000	449,600

Banks - 5.0%
Bank of America Corp.	50,000	1,496,000
Citigroup, Inc.	20,000	1,365,400
JPMorgan Chase & Co.	27,250	2,964,255
PNC Financial Services Group, Inc.	10,000	1,456,100

		7,281,755

Beverages - 0.0% (A)
Thai Beverage PCL (B)	3	2

Biotechnology - 3.0%
AbbVie, Inc.	35,000	3,379,250
Gilead Sciences, Inc.	15,000	1,083,450

		4,462,700

Chemicals - 0.9%
DowDuPont, Inc.	20,000	1,264,800

Communications Equipment - 1.5%
Cisco Systems, Inc.	51,500	2,280,935

Containers & Packaging - 1.3%
International Paper Co.	20,000	1,031,200
Packaging Corp. of America	7,000	809,830

		1,841,030

Diversified Telecommunication Services - 1.3%
HKT Trust & HKT, Ltd.	1,139,540	1,501,257
Verizon Communications, Inc.	8,000	394,800

		1,896,057

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	41,000	1,107,820

Equity Real Estate Investment Trusts - 1.3%
Ascendas Real Estate Investment Trust	300,000	604,072
STORE Capital Corp.	54,008	1,362,622

		1,966,694

Food & Staples Retailing - 1.3%
Wal-Mart de Mexico SAB de CV	680,930	1,893,288

Food Products - 1.5%
Marine Harvest ASA	100,000	2,177,056

Health Care Providers & Services - 0.5%
CVS Health Corp.	10,500	733,215

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	15,000	945,900
Las Vegas Sands Corp.	18,500	1,356,605

		2,302,505

Household Durables - 0.6%
Whirlpool Corp.	6,000	929,700

Household Products - 0.7%
Procter & Gamble Co.	14,825	1,072,441

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.3%
MetLife, Inc.	20,000	$ 953,400
Prudential Financial, Inc.	8,800	935,616

		1,889,016

Internet Software & Services - 1.9%
Alphabet, Inc., Class C (C)	2,750	2,797,658

Mortgage Real Estate Investment Trusts - 1.2%
Blackstone Mortgage Trust, Inc., Class A	8,383	258,616
Starwood Property Trust, Inc.	70,000	1,467,200

		1,725,816

Multi-Utilities - 0.3%
Dominion Energy, Inc.	7,500	499,200

Multiline Retail - 1.5%
Target Corp.	30,000	2,178,000

Oil, Gas & Consumable Fuels - 2.8%
BP PLC, ADR	36,000	1,605,240
Exxon Mobil Corp.	15,000	1,166,250
Royal Dutch Shell PLC, Class B, ADR (B)	18,575	1,345,201

		4,116,691

Pharmaceuticals - 2.7%
Johnson & Johnson	14,000	1,770,860
Merck & Co., Inc.	25,000	1,471,750
Pfizer, Inc.	20,000	732,200

		3,974,810

Road & Rail - 0.5%
Ryder System, Inc.	10,655	718,467

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	41,000	2,116,420
KLA-Tencor Corp.	15,000	1,526,100
QUALCOMM, Inc.	5,000	255,050

		3,897,570

Software - 2.4%
Microsoft Corp.	38,250	3,577,140

Specialty Retail - 2.4%
Foot Locker, Inc.	15,050	648,354
Home Depot, Inc.	10,000	1,848,000
L Brands, Inc.	10,000	349,100
Lowe’s Cos., Inc.	8,000	659,440

		3,504,894

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	21,500	3,553,090
Hewlett Packard Enterprise Co.	52,000	886,600

		4,439,690

Transportation Infrastructure - 0.9%
Macquarie Infrastructure Corp.	35,000	1,326,500

Total Common Stocks (Cost $61,644,050)		70,696,512

PREFERRED STOCKS - 4.9%
Banks - 1.7%
Bank of America Corp., Series W, 6.63%	33,000	865,590
Citigroup, Inc., Series J, Fixed until 09/30/2023, 7.13% (B) (D)	12,000	334,440

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Banks (continued)
Wells Fargo & Co., Fixed until 03/15/2024, 6.63% (D)	50,000	$ 1,370,500

		2,570,530

Equity Real Estate Investment Trusts - 0.5%
Colony NorthStar, Inc.
Series E, 8.75%	10,350	262,683
Series G, 7.50%	8,250	190,987
Digital Realty Trust, Inc., Series C, 6.63%	10,000	262,000

		715,670

Insurance - 1.3%
Kemper Corp., 7.38%	39,484	1,030,138
Maiden Holdings North America, Ltd., 7.75%	15,600	331,188
Maiden Holdings, Ltd., Series A, 8.25%	1,400	26,740
Torchmark Corp., 6.13%	20,000	522,400

		1,910,466

Mortgage Real Estate Investment Trusts - 1.4%
AGNC Investment Corp., Series B, 7.75%	15,000	385,350
Annaly Capital Management, Inc., Series F, Fixed until 09/30/2022, 6.95% (B) (D)	25,000	629,750
Two Harbors Investment Corp., Series B, Fixed until 07/27/2027, 7.63% (D)	39,800	995,000

		2,010,100

Total Preferred Stocks (Cost $7,282,991)		7,206,766

MASTER LIMITED PARTNERSHIPS - 2.2%
Capital Markets - 0.8%
AllianceBernstein Holding, LP	40,000	1,088,000

Oil, Gas & Consumable Fuels - 1.4%
Enterprise Products Partners, LP	30,260	812,179
Spectra Energy Partners, LP	35,000	1,247,750

		2,059,929

Total Master Limited Partnerships (Cost $3,109,753)		3,147,929

	Principal	Value
CORPORATE DEBT SECURITIES - 43.4%
Aerospace & Defense - 0.7%
Triumph Group, Inc. 5.25%, 06/01/2022 (B)	$ 1,000,000	967,500

Auto Components - 2.1%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	500,000	495,000
6.63%, 10/15/2022	1,000,000	1,033,750
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	88,085
8.00%, 12/15/2019	300,000	321,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components (continued)
Dana, Inc. 6.00%, 09/15/2023	$ 1,130,000	$ 1,169,550

		3,107,385

Building Products - 1.0%
BMC East LLC 5.50%, 10/01/2024 (E)	1,500,000	1,486,875

Capital Markets - 1.1%
BCD Acquisition, Inc. 9.63%, 09/15/2023 (E)	1,565,000	1,698,025

Chemicals - 1.0%
Blue Cube Spinco, Inc. 9.75%, 10/15/2023	1,250,000	1,437,500

Commercial Services & Supplies - 2.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023 (B)	1,000,000	990,000
FXI Holdings, Inc. 7.88%, 11/01/2024 (E)	1,500,000	1,481,250
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 05/15/2023 (E)	1,216,000	1,304,160
Waste Pro USA, Inc. 5.50%, 02/15/2026 (E)	500,000	494,850

		4,270,260

Construction & Engineering - 0.3%
New Enterprise Stone & Lime Co., Inc. 6.25%, 03/15/2026 (E)	200,000	202,500
Tutor Perini Corp. 6.88%, 05/01/2025 (B) (E)	250,000	256,175

		458,675

Construction Materials - 0.2%
US Concrete, Inc. 6.38%, 06/01/2024	305,000	315,294

Consumer Finance - 1.4%
Ally Financial, Inc. 8.00%, 03/15/2020	1,000,000	1,077,500
Navient Corp. 6.50%, 06/15/2022	500,000	513,750
7.25%, 01/25/2022, MTN	400,000	423,000

		2,014,250

Distributors - 0.3%
H&E Equipment Services, Inc. 5.63%, 09/01/2025	500,000	502,500

Diversified Financial Services - 3.4%
Cornerstone Chemical Co. 6.75%, 08/15/2024 (E)	1,000,000	990,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 6.00%, 08/01/2020	1,965,000	2,006,756
6.25%, 02/01/2022	500,000	510,000
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, 08/15/2024 (E)	1,250,000	1,239,063
Quicken Loans, Inc. 5.75%, 05/01/2025 (E)	250,000	245,000

		4,990,819

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.4%
Hughes Satellite Systems Corp. 7.63%, 06/15/2021	$ 500,000	$ 536,250

Electric Utilities - 0.7%
Drax Finco PLC 6.63%, 11/01/2025 (E)	1,000,000	1,005,000

Energy Equipment & Services - 4.8%
Bristow Group, Inc. 8.75%, 03/01/2023 (E)	1,500,000	1,548,750
Ensco PLC 7.75%, 02/01/2026	500,000	471,250
Enviva Partners, LP / Enviva Partners Finance Corp. 8.50%, 11/01/2021	2,000,000	2,105,000
McDermott Escrow 1, Inc. / McDermott Escrow 2, Inc. 10.63%, 05/01/2024 (E)	500,000	505,050
Precision Drilling Corp. 7.13%, 01/15/2026 (E)	1,000,000	1,010,000
Rowan Cos., Inc. 7.38%, 06/15/2025	450,000	435,375
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 04/01/2026 (E)	1,000,000	1,020,000

		7,095,425

Equity Real Estate Investment Trusts - 1.1%
Uniti Group, LP / Uniti Group Finance, Inc. 6.00%, 04/15/2023 (E)	1,000,000	977,500
8.25%, 10/15/2023	750,000	718,125

		1,695,625

Food Products - 0.7%
Pilgrim’s Pride Corp. 5.75%, 03/15/2025 (E)	1,000,000	977,500

Health Care Providers & Services - 1.3%
HCA, Inc. 7.50%, 02/15/2022	750,000	825,000
MEDNAX, Inc. 5.25%, 12/01/2023 (E)	500,000	496,250
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (E)	500,000	524,850

		1,846,100

Hotels, Restaurants & Leisure - 1.9%
Nathan’s Famous, Inc. 6.63%, 11/01/2025 (E)	2,000,000	2,010,000
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021 (E)	750,000	723,750

		2,733,750

Household Durables - 1.0%
Meritage Homes Corp. 7.15%, 04/15/2020	1,225,000	1,298,500
PulteGroup, Inc. 5.50%, 03/01/2026	125,000	127,025

		1,425,525

Household Products - 1.2%
Central Garden & Pet Co. 6.13%, 11/15/2023	1,700,000	1,772,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 1.0%
Netflix, Inc. 5.88%, 02/15/2025	$ 1,460,000	$ 1,499,712

IT Services - 0.8%
Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024 (E)	1,000,000	1,182,000

Machinery - 1.4%
JB Poindexter & Co., Inc. 7.13%, 04/15/2026 (E)	250,000	254,375
Mueller Industries, Inc. 6.00%, 03/01/2027	1,400,000	1,389,500
Wabash National Corp. 5.50%, 10/01/2025 (E)	500,000	487,500

		2,131,375

Marine - 0.5%
Tidewater, Inc. 8.00%, 08/01/2022	700,000	715,750

Multiline Retail - 0.3%
Dillard’s, Inc. 7.88%, 01/01/2023	350,000	394,644

Oil, Gas & Consumable Fuels - 2.6%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	559,000	583,456
6.38%, 05/01/2024	450,000	479,250
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.00%, 08/01/2024 (E)	300,000	300,750
HollyFrontier Corp. 5.88%, 04/01/2026	1,000,000	1,069,547
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/2023	1,000,000	1,032,500
Valero Energy Corp. 8.75%, 06/15/2030	300,000	401,854

		3,867,357

Professional Services - 0.6%
AMN Healthcare, Inc. 5.13%, 10/01/2024 (E)	380,000	375,725
FTI Consulting, Inc. 6.00%, 11/15/2022	500,000	515,645

		891,370

Real Estate Management & Development - 1.3%
Hunt Cos., Inc. 6.25%, 02/15/2026 (E)	1,000,000	955,000
WeWork Cos., Inc. 7.88%, 05/01/2025 (B) (E)	1,000,000	971,250

		1,926,250

Road & Rail - 1.0%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 03/15/2022 (E)	1,415,000	1,436,225

Semiconductors & Semiconductor Equipment - 0.1%
Microsemi Corp. 9.13%, 04/15/2023 (E)	169,000	186,323

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.9%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.00%, 07/15/2025 (E)	$ 1,250,000	$ 1,289,062

Specialty Retail - 3.0%
Foot Locker, Inc. 8.50%, 01/15/2022	1,438,000	1,651,902
L Brands, Inc.
6.88%, 11/01/2035	1,000,000	940,000
6.95%, 03/01/2033	400,000	380,000
Lithia Motors, Inc. 5.25%, 08/01/2025 (E)	1,000,000	990,000
Rent-A-Center, Inc. 6.63%, 11/15/2020 (B)	542,000	517,610

		4,479,512

Technology Hardware, Storage & Peripherals - 2.1%
Dell International LLC / EMC Corp. 8.10%, 07/15/2036 (E)	1,500,000	1,772,774
Diebold Nixdorf, Inc. 8.50%, 04/15/2024	1,250,000	1,296,875

		3,069,649

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 7.75%, 11/15/2023	100,000	117,750

Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 7.00%, 03/15/2021	262,000	280,340

Total Corporate Debt Securities (Cost $63,788,647)		63,803,827

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (F)	3,874,997	$ 3,874,997

Total Securities Lending Collateral (Cost $3,874,997)		3,874,997

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.74% (F), dated 04/30/2018, to be repurchased at $807,233 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $827,925.	$ 807,216	807,216

Total Repurchase Agreement (Cost $807,216)		807,216

Total Investments (Cost $140,507,654)		149,537,247
Net Other Assets (Liabilities) - (1.8)%		(2,629,731)

Net Assets - 100.0%		$ 146,907,516

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$65,049,997	$5,646,515	$—	$70,696,512
Preferred Stocks	7,206,766	—	—	7,206,766
Master Limited Partnerships	3,147,929	—	—	3,147,929
Corporate Debt Securities	—	63,803,827	—	63,803,827
Securities Lending Collateral	3,874,997	—	—	3,874,997
Repurchase Agreement	—	807,216	—	807,216

Total Investments	$79,279,689	$70,257,558	$—	$149,537,247

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,793,570. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $30,397,532, representing 20.7% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at April 30, 2018.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.3%
AIMCO CLO Trust Series 2018-AA, Class D, 3-Month LIBOR + 2.55%, 4.39% (A), 04/17/2031 (B)	$ 1,500,000	$ 1,464,187
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	1,050,000	1,049,809
American Express Credit Account Master Trust
Series 2017-1, Class A, 1.93%, 09/15/2022	2,000,000	1,968,981
Series 2017-3, Class A, 1.77%, 11/15/2022	1,375,000	1,347,577
Series 2017-6, Class A, 2.04%, 05/15/2023	700,000	686,000
Ares XXXVII CLO, Ltd. Series 2015-4A, Class ER, 3-Month LIBOR + 7.27%, 9.62% (A), 10/15/2030 (B)	4,000,000	3,769,416
Avery Point VI CLO, Ltd. Series 2015-6A, Class F, 3-Month LIBOR + 6.80%, 8.59% (A), 08/05/2027 (B)	2,000,000	1,972,100
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A, 1.92%, 09/20/2019 (B)	1,625,000	1,622,441
Series 2015-1A, Class A, 2.50%, 07/20/2021 (B)	1,000,000	986,688
BA Credit Card Trust
Series 2017-A2, Class A2, 1.84%, 01/17/2023	2,000,000	1,953,833
Series 2018-A1, Class A1, 2.70%, 07/17/2023	2,000,000	1,987,347
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	1,335,000	1,320,157
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4, 1.33%, 06/15/2022	960,000	943,029
Series 2017-A1, Class A1, 2.00%, 01/17/2023	1,788,000	1,760,283
Carlyle Global Market Strategies CLO, Ltd. Series 2013-3A, Class DR, 3-Month LIBOR + 5.50%, 7.85% (A), 10/15/2030 (B)	4,000,000	4,004,780
CarMax Auto Owner Trust
Series 2014-4, Class C, 2.44%, 11/16/2020	1,320,000	1,316,656
Series 2016-3, Class A4, 1.60%, 01/18/2022	270,000	262,003
Series 2016-4, Class A4, 1.60%, 06/15/2022	1,724,000	1,666,447
CBAM, Ltd. Series 2018-5A, Class B1, 3-Month LIBOR + 1.40%, 3.70% (A), 04/17/2031 (B)	1,250,000	1,236,294

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class C, 3-Month LIBOR + 1.75%, 3.78% (A), 01/20/2031 (B)	$ 750,000	$ 740,641
Series 2018-7A, Class D, 3-Month LIBOR + 2.55%, 4.58% (A), 01/20/2031 (B)	3,000,000	2,941,449
Chase Issuance Trust
Series 2016-A2, Class A, 1.37%, 06/15/2021	1,626,000	1,602,576
Series 2016-A4, Class A4, 1.49%, 07/15/2022	1,000,000	970,821
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1, 2.88%, 01/23/2023	1,362,000	1,360,253
Series 2017-A3, Class A3, 1.92%, 04/07/2022	1,862,000	1,830,286
Series 2018-A1, Class A1, 2.49%, 01/20/2023	1,200,000	1,185,700
Denali Capital CLO X LLC Series 2013-1A, Class B1LR, 3-Month LIBOR + 3.15%, 5.51% (A), 10/26/2027 (B)	4,000,000	4,007,724
Discover Card Execution Note Trust
Series 2015-A3, Class A, 1.45%, 03/15/2021	2,000,000	1,992,690
Series 2015-A4, Class A4, 2.19%, 04/17/2023	2,000,000	1,967,421
Elevation CLO, Ltd. Series 2017-7A, Class D, 3-Month LIBOR + 2.90%, 4.50% (A), 07/15/2030 (B)	658,000	648,662
Elm CLO, Ltd. Series 2014-1A, Class CR, 3-Month LIBOR + 2.95%, 5.30% (A), 01/17/2029 (B)	740,000	745,526
Ford Credit Auto Owner Trust
Series 2015-2, Class A, 2.44%, 01/15/2027 (B)	990,000	978,516
Series 2016-A, Class A4, 1.60%, 06/15/2021	1,000,000	985,949
Series 2016-C, Class B, 1.73%, 03/15/2022	1,635,000	1,587,871
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, 2.48%, 09/15/2024	1,750,000	1,700,298
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A4, 2.13%, 03/16/2023 (B)	300,000	291,747
Greenwood Park CLO, Ltd. Series 2018-1A, Class E, 3-Month LIBOR + 4.95%, 6.98% (A), 04/15/2031 (B)	1,500,000	1,429,224
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4, 1.56%, 10/18/2021	2,000,000	1,990,529
Series 2016-2, Class A4, 1.62%, 08/15/2022	880,000	868,631

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Kingsland VIII, Ltd.
Series 2018-8A, Class A, 3-Month LIBOR + 1.12%, 2.95% (A), 04/20/2031 (B)	$ 650,000	$ 649,659
Series 2018-8A, Class B,
3-Month LIBOR + 1.48%, 3.31% (A), 04/20/2031 (B)	725,000	717,133
Madison Park Funding XIII, Ltd. Series 2014-13A, Class ER, 3-Month LIBOR + 5.75%, 8.11% (A), 04/19/2030 (B)	1,500,000	1,494,294
Madison Park Funding XVII, Ltd. Series 2015-17A, Class FR, 3-Month LIBOR + 7.48%, 9.84% (A), 07/21/2030 (B)	1,500,000	1,470,429
Madison Park Funding XXX, Ltd.
Series 2018-30A, Class C, 3-Month LIBOR + 1.70%, 4.04% (A), 04/15/2029 (B)	475,000	473,514
Series 2018-30A, Class D, 3-Month LIBOR + 2.50%, 4.84% (A), 04/15/2029 (B)	1,700,000	1,694,375
Series 2018-30A, Class E, 3-Month LIBOR + 4.95%, 7.29% (A), 04/15/2029 (B)	2,000,000	1,956,338
Series 2018-30A, Class F, 3-Month LIBOR + 6.85%, 9.19% (A), 04/15/2029 (B)	2,000,000	1,999,656
Magnetite VII, Ltd. Series 2012-7A, Class ER2, 3-Month LIBOR + 6.50%, 8.85% (A), 01/15/2028 (B)	2,000,000	1,897,590
Magnetite VIII, Ltd. Series 2014-8A, Class FR2, 3-Month LIBOR + 7.44%, 0.00% (A), 04/15/2031 (B) (C) (D)	2,000,000	1,920,000
Mariner CLO 5, Ltd. Series 2018-5A, Class E, 3-Month LIBOR + 5.65%, 7.86% (A), 04/25/2031 (B)	4,000,000	3,943,784
Mariner CLO LLC Series 2015-1A, Class CR, 3-Month LIBOR + 2.50%, 4.86% (A), 04/20/2029 (B)	3,000,000	3,014,433
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4, 1.46%, 12/15/2022	2,000,000	1,956,584
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3, 2.12%, 04/18/2022	500,000	492,801
Series 2018-A, Class A3, 2.65%, 05/16/2022	2,000,000	1,991,313
Post CLO, Ltd. Series 2018-1A, Class C, 3-Month LIBOR + 2.00%, 0.00% (A), 04/16/2031 (B) (C)	3,075,000	3,074,997
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A, 2.21%, 05/15/2024	2,000,000	1,948,122

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust (continued)
Series 2016-3, Class B, 1.91%, 09/15/2022	$ 1,900,000	$ 1,871,686
TCW CLO, Ltd.
Series 2018-1A, Class D, 3-Month LIBOR + 2.91%, 0.00% (A), 04/25/2031 (B) (C)	500,000	495,000
Series 2018-1A, Class E, 3-Month LIBOR + 6.05%, 0.00% (A), 04/25/2031 (B) (C)	3,000,000	2,940,000
TICP CLO III, Ltd. Series 2018-3R, Class E, 3-Month LIBOR + 5.90%, 8.26% (A), 04/20/2028 (B)	3,000,000	2,999,733
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3, 2.35%, 05/16/2022	800,000	792,762
Verizon Owner Trust
Series 2017-3A, Class A1A, 2.06%, 04/20/2022 (B)	1,250,000	1,228,853
Series 2018-1A, Class C, 3.20%, 09/20/2022 (B)	1,200,000	1,194,699
Voya CLO, Ltd. Series 2018-1A, Class B, 3-Month LIBOR + 1.80%, 4.14% (A), 04/19/2031 (B)	750,000	748,531
World Financial Network Credit Card Master Trust Series 2017-C, Class A, 2.31%, 08/15/2024	1,850,000	1,812,274

Total Asset-Backed Securities (Cost $107,125,277)		105,923,102

CORPORATE DEBT SECURITIES - 40.0%
Aerospace & Defense - 0.5%
Bombardier, Inc. 5.75%, 03/15/2022 (B)	1,185,000	1,187,962
Harris Corp. 2.70%, 04/27/2020	363,000	359,961
Lockheed Martin Corp. 3.10%, 01/15/2023	1,191,000	1,177,105
Triumph Group, Inc. 4.88%, 04/01/2021	640,000	620,800
United Technologies Corp. 1.90%, 05/04/2020	397,000	389,481

		3,735,309

Air Freight & Logistics - 0.0% (E)
CH Robinson Worldwide, Inc. 4.20%, 04/15/2028	144,000	142,343

Airlines - 0.0% (E)
Delta Air Lines, Inc. 3.80%, 04/19/2023	94,000	93,279

Auto Components - 0.2%
Allison Transmission, Inc. 5.00%, 10/01/2024 (B)	175,000	171,885
Delphi Technologies PLC 5.00%, 10/01/2025 (B)	1,075,000	1,034,016

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Auto Components (continued)
Toyota Industries Corp. 3.24%, 03/16/2023 (B)	$ 484,000	$ 478,134

		1,684,035

Banks - 10.4%
Australia & New Zealand Banking Group, Ltd. Fixed until 06/15/2026, 6.75% (A), 06/15/2026 (B) (F)	563,000	600,299
Banco Bilbao Vizcaya Argentaria SA Fixed until 11/16/2027, 6.13% (A), 11/16/2027 (F) (G)	1,200,000	1,159,860
Bank of America Corp. 2.63%, 04/19/2021, MTN	893,000	877,953
3-Month LIBOR + 0.38%, 2.74% (A), 01/23/2022	1,000,000	995,869
3-Month LIBOR + 1.16%, 3.52% (A), 01/20/2023, MTN	2,000,000	2,038,230
Fixed until 03/05/2023, 3.55% (A), 03/05/2024	143,000	141,944
Fixed until 03/15/2028, 5.88% (A), 03/15/2028 (F)	205,000	204,590
3-Month LIBOR + 3.63%, 5.99% (A), 07/30/2018 (F)	1,601,000	1,609,005
Fixed until 05/15/2018, 8.13% (A), 05/15/2018 (F)	3,000,000	3,006,000
Bank of Nova Scotia 2.50%, 01/08/2021	200,000	196,546
BankUnited, Inc. 4.88%, 11/17/2025	100,000	101,557
BNP Paribas SA 3.80%, 01/10/2024 (B)	1,200,000	1,188,469
Fixed until 03/14/2022, 6.75% (A), 03/14/2022 (B) (F) (G)	1,305,000	1,368,619
Fixed until 03/30/2021, 7.63% (A), 03/30/2021 (B) (F)	400,000	430,900
Citibank NA 2.13%, 10/20/2020	250,000	243,752
3-Month LIBOR + 0.26%, 2.44% (A), 09/18/2019	1,000,000	1,000,313
Citigroup, Inc.
3-Month LIBOR + 1.10%, 2.98% (A), 05/17/2024	505,000	513,585
3-Month LIBOR + 1.07%, 3.12% (A), 12/08/2021	1,000,000	1,015,113
4.45%, 09/29/2027	237,000	235,683
Citizens Bank NA 2.25%, 03/02/2020	300,000	295,080
Credit Agricole SA
Fixed until 01/23/2024, 7.88% (A), 01/23/2024 (B) (F)	4,000,000	4,340,000
Fixed until 12/23/2025, 8.13% (A), 12/23/2025 (B) (F) (G)	1,553,000	1,764,596
Discover Bank 3.45%, 07/27/2026	825,000	768,289
Fifth Third Bancorp 2.88%, 07/27/2020	591,000	588,524
First Horizon National Corp. 3.50%, 12/15/2020	323,000	323,810

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	$ 1,000,000	$ 982,786
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (F)	1,770,000	1,748,229
Fixed until 03/23/2023, 6.25% (A), 03/23/2023 (F)	409,000	414,628
Fixed until 03/30/2025, 6.38% (A), 03/30/2025 (F) (G)	3,000,000	3,090,000
Fixed until 03/23/2028, 6.50% (A), 03/23/2028 (F)	2,000,000	2,030,220
Huntington Bancshares, Inc. Fixed until 04/15/2023, 5.70% (A), 04/15/2023 (F)	126,000	125,921
ING Groep NV Fixed until 04/16/2025, 6.50% (A), 04/16/2025 (F)	1,500,000	1,543,950
Intesa Sanpaolo SpA Fixed until 09/17/2025, 7.70% (A), 09/17/2025 (B) (F) (G)	1,626,000	1,719,495
JPMorgan Chase & Co. 2.55%, 10/29/2020	592,000	583,437
3-Month LIBOR + 0.55%, 2.61% (A), 03/09/2021	3,000,000	3,012,750
Fixed until 07/24/2037, 3.88% (A), 07/24/2038	582,000	541,867
Fixed until 11/01/2022, 4.63% (A), 11/01/2022 (F)	432,000	405,000
3-Month LIBOR + 3.47%, 5.83% (A), 07/30/2018 (F)	6,696,000	6,746,220
Lloyds Banking Group PLC Fixed until 06/27/2024, 7.50% (A), 06/27/2024 (F)	3,300,000	3,560,700
Macquarie Bank, Ltd. Fixed until 03/08/2027, 6.13% (A), 03/08/2027 (B) (F) (G)	1,290,000	1,241,625
Mitsubishi UFJ Financial Group, Inc. 3.78%, 03/02/2025	245,000	243,840
Mizuho Financial Group, Inc. 3.55%, 03/05/2023	277,000	274,707
PNC Bank NA 3-Month LIBOR + 0.50%, 2.87% (A), 07/27/2022	1,700,000	1,711,020
Regions Financial Corp. 7.38%, 12/10/2037	309,000	404,926
Royal Bank of Canada 3-Month LIBOR + 0.38%, 2.40% (A), 03/02/2020, MTN	2,095,000	2,100,703
Royal Bank of Scotland Group PLC Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (F)	557,000	609,915
Santander Holdings USA, Inc. 3.40%, 01/18/2023	112,000	108,517
Societe Generale SA
Fixed until 04/06/2028, 6.75% (A), 04/06/2028 (B) (F)	4,100,000	4,069,250
Fixed until 12/18/2023, 7.88% (A), 12/18/2023 (B) (F) (G)	2,000,000	2,167,500

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC Fixed until 04/02/2022, 7.50% (A), 04/02/2022 (B) (F)	$ 3,488,000	$ 3,684,200
Svenska Handelsbanken AB 3-Month LIBOR + 0.49%, 2.67% (A), 06/17/2019	1,250,000	1,254,622
Synovus Financial Corp. 3.13%, 11/01/2022	58,000	55,570
Toronto-Dominion Bank 3-Month LIBOR + 0.54%, 2.90% (A), 07/23/2018, MTN	465,000	465,524
3-Month LIBOR + 0.90%, 3.24% (A), 07/13/2021	1,500,000	1,524,480
UniCredit SpA Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	200,010
Wells Fargo & Co. 3-Month LIBOR + 1.11%, 3.47% (A), 01/24/2023	2,000,000	2,028,040
4.30%, 07/22/2027, MTN	397,000	392,098
Wells Fargo Bank NA 3-Month LIBOR + 0.60%, 2.54% (A), 05/24/2019	1,250,000	1,255,866
Westpac Banking Corp. 3-Month LIBOR + 0.71%, 3.01% (A), 06/28/2022	505,000	508,773
Fixed until 09/21/2027, 5.00% (A), 09/21/2027 (F)	900,000	820,670

		76,635,645

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	794,000	784,788
3-Month LIBOR + 1.26%, 3.62% (A), 02/01/2021	3,000,000	3,090,480
Heineken NV 3.50%, 01/29/2028 (B)	422,000	406,248

		4,281,516

Biotechnology - 0.2%
Amgen, Inc. 3-Month LIBOR + 0.60%, 2.50% (A), 05/22/2019	1,100,000	1,104,884
Celgene Corp. 3.25%, 02/20/2023	598,000	583,346

		1,688,230

Building Products - 0.1%
Standard Industries, Inc. 6.00%, 10/15/2025 (B)	550,000	570,625

Capital Markets - 2.6%
Credit Suisse Group AG Fixed until 12/11/2023, 7.50% (A), 12/11/2023 (B) (F)	1,700,000	1,842,409
Credit Suisse Group Funding Guernsey, Ltd. 3-Month LIBOR + 2.29%, 4.65% (A), 04/16/2021	1,500,000	1,575,476
Deutsche Bank AG 3-Month LIBOR + 1.23%, 3.19% (A), 02/27/2023	2,500,000	2,501,898

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	$ 1,235,000	$ 1,309,100
Goldman Sachs Group, Inc. 3-Month LIBOR + 1.04%, 3.40% (A), 04/25/2019	437,000	440,001
3-Month LIBOR + 1.16%, 3.52% (A), 04/23/2020	2,000,000	2,029,500
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (F)	333,000	319,893
5.25%, 07/27/2021	530,000	560,648
LPL Holdings, Inc. 5.75%, 09/15/2025 (B)	500,000	485,000
Macquarie Group, Ltd. Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	58,000	54,009
Moody’s Corp. 3-Month LIBOR + 0.35%, 2.37% (A), 09/04/2018	1,220,000	1,220,864
Morgan Stanley
3-Month LIBOR + 0.55%, 2.29% (A), 02/10/2021, MTN	1,000,000	1,003,389
3-Month LIBOR + 1.18%, 3.54% (A), 01/20/2022	881,000	894,289
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	117,000	111,233
5.00%, 11/24/2025	460,000	477,114
UBS AG
3-Month LIBOR + 0.32%, 2.30% (A), 05/28/2019 (B)	1,500,000	1,501,263
3-Month LIBOR + 0.85%, 2.86% (A), 06/01/2020	1,700,000	1,717,605
UBS Group Funding Switzerland AG 3.00%, 04/15/2021 (B)	1,300,000	1,282,882

		19,326,573

Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.30%, 05/01/2023 (B)	132,000	131,191
Consolidated Energy Finance SA 6.88%, 06/15/2025 (B)	550,000	572,000
GCP Applied Technologies, Inc. 5.50%, 04/15/2026 (B)	600,000	597,000
Kraton Polymers LLC / Kraton Polymers Capital Corp. 7.00%, 04/15/2025 (B)	325,000	335,563
Mosaic Co. 3.25%, 11/15/2022	98,000	94,717
4.05%, 11/15/2027	132,000	124,774
NOVA Chemicals Corp. 5.00%, 05/01/2025 (B)	575,000	553,438
Nufarm Australia, Ltd. / Nufarm Americas, Inc. 5.75%, 04/30/2026 (B)	600,000	598,500
OCI NV 6.63%, 04/15/2023 (B)	661,000	670,254
Praxair, Inc. 2.25%, 09/24/2020	385,000	378,769

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Syngenta Finance NV 4.44%, 04/24/2023 (B)	$ 206,000	$ 205,299
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.38%, 09/01/2025 (B)	750,000	738,750

		5,000,255

Commercial Services & Supplies - 0.5%
ADT Corp. 6.25%, 10/15/2021	239,000	249,158
Ahern Rentals, Inc. 7.38%, 05/15/2023 (B)	1,190,000	1,148,350
Cimpress NV 7.00%, 04/01/2022 (B)	800,000	830,000
Jurassic Holdings III, Inc. 6.88%, 02/15/2021 (B)	278,000	255,760
Multi-Color Corp. 4.88%, 11/01/2025 (B)	905,000	843,912

		3,327,180

Construction & Engineering - 0.7%
ABB Finance USA, Inc. 3.38%, 04/03/2023	230,000	229,151
Great Lakes Dredge & Dock Corp. 8.00%, 05/15/2022	1,090,000	1,111,800
Mattamy Group Corp. 6.50%, 10/01/2025 (B)	510,000	508,725
New Enterprise Stone & Lime Co., Inc. 6.25%, 03/15/2026 (B)	753,000	762,412
Tutor Perini Corp. 6.88%, 05/01/2025 (B) (G)	960,000	983,712
Weekley Homes LLC / Weekley Finance Corp. 6.00%, 02/01/2023	1,020,000	1,007,250
William Lyon Homes, Inc. 6.00%, 09/01/2023 (B)	900,000	899,001

		5,502,051

Consumer Finance - 3.4%
Ally Financial, Inc. 5.13%, 09/30/2024	700,000	715,750
5.75%, 11/20/2025	65,000	67,194
Altice Financing SA 7.50%, 05/15/2026 (B)	450,000	443,250
American Express Co. 2.50%, 08/01/2022	993,000	952,721
3-Month LIBOR + 0.65%, 2.61% (A), 02/27/2023	1,500,000	1,500,681
American Express Credit Corp. 3-Month LIBOR + 0.57%, 2.93% (A), 10/30/2019, MTN	1,640,000	1,648,005
BMW US Capital LLC 3-Month LIBOR + 0.41%, 2.53% (A), 09/13/2019 (B)	1,000,000	1,004,001
3-Month LIBOR + 0.38%, 2.70% (A), 04/06/2020 (B)	1,000,000	1,002,752
3.10%, 04/12/2021 (B)	329,000	328,082
Capital One Financial Corp. 3.75%, 07/28/2026	138,000	129,173

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One NA 2.65%, 08/08/2022	$ 750,000	$ 717,202
3-Month LIBOR + 1.15%, 3.51% (A), 01/30/2023	1,454,000	1,470,182
Credit Acceptance Corp. 7.38%, 03/15/2023	875,000	914,375
Daimler Finance North America LLC 2.00%, 07/06/2021 (B)	525,000	503,161
3-Month LIBOR + 0.45%, 2.33% (A), 05/18/2018 (B)	500,000	500,098
3-Month LIBOR + 0.45%, 2.35% (A), 02/22/2021 (B)	1,500,000	1,502,869
3-Month LIBOR + 0.62%, 2.98% (A), 10/30/2019 (B)	2,500,000	2,515,145
3.10%, 05/04/2020 (B) (C)	223,000	222,837
Enova International, Inc. 8.50%, 09/01/2024 (B)	860,000	913,750
FirstCash, Inc. 5.38%, 06/01/2024 (B)	250,000	253,750
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.83%, 2.64% (A), 08/12/2019	200,000	201,020
3-Month LIBOR + 0.93%, 2.72% (A), 11/04/2019	1,000,000	1,006,404
General Motors Financial Co., Inc. 3.20%, 07/06/2021	993,000	980,710
Fixed until 09/30/2027, 5.75% (A), 09/30/2027 (F) (G)	700,000	690,200
goeasy, Ltd. 7.88%, 11/01/2022 (B)	825,000	874,500
Harley-Davidson Financial Services, Inc. 3-Month LIBOR + 0.35%, 2.40% (A), 03/08/2019 (B)	1,200,000	1,201,276
John Deere Capital Corp. 2.35%, 01/08/2021, MTN	161,000	158,142
Navient Corp. 5.63%, 08/01/2033, MTN	740,000	636,400
Nissan Motor Acceptance Corp. 2.15%, 09/28/2020 (B)	199,000	194,032
Springleaf Finance Corp.
6.13%, 05/15/2022	600,000	614,250
6.88%, 03/15/2025	700,000	707,000
Synchrony Financial 2.60%, 01/15/2019	437,000	436,235
Toyota Motor Credit Corp. 2.95%, 04/13/2021, MTN	230,000	229,128

		25,234,275

Containers & Packaging - 0.1%
Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026 (B)	171,000	165,015
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	168,000	186,900
Owens-Brockway Glass Container, Inc. 5.38%, 01/15/2025 (B)	375,000	374,063

		725,978

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Distributors - 0.1%
H&E Equipment Services, Inc. 5.63%, 09/01/2025	$ 765,000	$ 768,825
Ingram Micro, Inc. 5.45%, 12/15/2024	265,000	257,488

		1,026,313

Diversified Financial Services - 0.4%
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	317,000	309,793
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15%, 01/23/2030	117,000	107,332
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/2020	153,000	150,018
2.40%, 04/25/2022	362,000	349,304
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	507,000	515,293
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/2022 (B)	325,000	331,500
Quicken Loans, Inc. 5.75%, 05/01/2025 (B)	530,000	519,400
Travelport Corporate Finance PLC 6.00%, 03/15/2026 (B)	440,000	449,900

		2,732,540

Diversified Telecommunication Services - 1.8%
Altice France SA 7.38%, 05/01/2026 (B)	1,650,000	1,598,437
AT&T, Inc. 5.30%, 08/14/2058	566,000	573,428
CenturyLink, Inc. 5.80%, 03/15/2022	606,000	602,970
6.75%, 12/01/2023 (G)	585,000	580,613
Cogent Communications Group, Inc. 5.38%, 03/01/2022 (B)	370,000	378,788
Embarq Corp. 8.00%, 06/01/2036	610,000	579,427
Frontier Communications Corp. 9.00%, 08/15/2031	1,065,000	652,313
Hughes Satellite Systems Corp. 6.63%, 08/01/2026	890,000	883,325
Inmarsat Finance PLC 6.50%, 10/01/2024 (B)	1,100,000	1,078,000
Intelsat Jackson Holdings SA 5.50%, 08/01/2023	1,165,000	978,600
UPCB Finance IV, Ltd. 5.38%, 01/15/2025 (B)	930,000	909,075
Verizon Communications, Inc. 3-Month LIBOR + 0.77%, 2.95% (A), 06/17/2019	3,000,000	3,020,522
5.25%, 03/16/2037	403,000	420,852
Zayo Group LLC / Zayo Capital, Inc. 6.38%, 05/15/2025	657,000	680,126

		12,936,476

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.2%
Edison International 4.13%, 03/15/2028	$ 242,000	$ 240,321
Exelon Corp. 2.85%, 06/15/2020	1,179,000	1,167,249
Georgia Power Co. 2.00%, 09/08/2020	194,000	189,308
Nevada Power Co. 2.75%, 04/15/2020	139,000	138,592

		1,735,470

Electrical Equipment - 0.3%
EnerSys 5.00%, 04/30/2023 (B)	218,000	219,090
Siemens Financieringsmaatschappij NV 3-Month LIBOR + 0.61%, 2.76% (A), 03/16/2022 (B)	2,000,000	2,022,750

		2,241,840

Electronic Equipment, Instruments & Components - 0.1%
Jabil, Inc. 3.95%, 01/12/2028	82,000	78,000
TTM Technologies, Inc. 5.63%, 10/01/2025 (B)	875,000	857,500

		935,500

Energy Equipment & Services - 0.9%
Forum Energy Technologies, Inc. 6.25%, 10/01/2021	880,000	875,600
Genesis Energy, LP / Genesis Energy Finance Corp. 5.63%, 06/15/2024	530,000	504,825
6.00%, 05/15/2023	650,000	635,375
KCA Deutag UK Finance PLC 9.88%, 04/01/2022 (B)	950,000	998,687
Noble Holding International, Ltd. 7.75%, 01/15/2024 (G)	385,000	360,938
7.88%, 02/01/2026 (B)	652,000	656,890
Pattern Energy Group, Inc. 5.88%, 02/01/2024 (B)	700,000	714,000
Pioneer Energy Services Corp. 6.13%, 03/15/2022	950,000	851,153
Trinidad Drilling, Ltd. 6.63%, 02/15/2025 (B)	555,000	532,106
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 04/01/2026 (B)	511,000	521,220
Weatherford International, Ltd. 9.88%, 02/15/2024	250,000	240,625

		6,891,419

Equity Real Estate Investment Trusts - 0.7%
American Tower Corp. 2.25%, 01/15/2022	993,000	944,914
3.60%, 01/15/2028	24,000	22,416
CTR Partnership, LP / CareTrust Capital Corp. 5.25%, 06/01/2025	351,000	346,613
EPR Properties 4.95%, 04/15/2028	60,000	58,289
ESH Hospitality, Inc. 5.25%, 05/01/2025 (B)	1,015,000	992,162

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Geo Group, Inc. 5.13%, 04/01/2023	$ 395,000	$ 390,063
Iron Mountain, Inc. 4.88%, 09/15/2027 (B)	550,000	517,688
iStar, Inc. 5.25%, 09/15/2022	705,000	683,850
6.00%, 04/01/2022	250,000	250,000
Life Storage, LP 3.88%, 12/15/2027	51,000	48,334
MPT Operating Partnership, LP / MPT Finance Corp. 5.00%, 10/15/2027	893,000	846,117
Sabra Health Care, LP 5.13%, 08/15/2026	275,000	260,553
Simon Property Group, LP 3.38%, 12/01/2027	18,000	16,994

		5,377,993

Food & Staples Retailing - 0.3%
Albertsons Cos. LLC / Safeway, Inc. 5.75%, 03/15/2025	1,330,000	1,158,763
Costco Wholesale Corp. 2.15%, 05/18/2021 (G)	843,000	823,715
Walmart, Inc. 1.90%, 12/15/2020	291,000	284,895

		2,267,373

Food Products - 0.5%
General Mills, Inc. 3-Month LIBOR + 0.54%, 2.89% (A), 04/16/2021	270,000	271,083
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	87,000	81,754
5.88%, 07/15/2024 (B)	1,068,000	1,035,960
Kraft Heinz Foods Co. 2.80%, 07/02/2020	397,000	394,110
Pilgrim’s Pride Corp. 5.88%, 09/30/2027 (B)	550,000	525,250
Tyson Foods, Inc. 3-Month LIBOR + 0.45%, 2.34% (A), 08/21/2020	1,500,000	1,504,086

		3,812,243

Health Care Equipment & Supplies - 0.0% (E)
Boston Scientific Corp. 4.00%, 03/01/2028	69,000	68,305
Danaher Corp. 1.65%, 09/15/2018	239,000	238,255

		306,560

Health Care Providers & Services - 0.7%
Cardinal Health, Inc. 1.95%, 06/14/2019	437,000	432,846
CVS Health Corp. 4.10%, 03/25/2025	60,000	59,784
DaVita, Inc. 5.00%, 05/01/2025	535,000	507,019
HCA, Inc.
5.25%, 06/15/2026	500,000	502,500
6.50%, 02/15/2020	500,000	522,500

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings 3.25%, 09/01/2024	$ 253,000	$ 243,810
MEDNAX, Inc. 5.25%, 12/01/2023 (B)	894,000	887,295
Tenet Healthcare Corp.
4.63%, 07/15/2024 (B)	706,000	681,361
6.75%, 06/15/2023 (G)	585,000	575,128
UnitedHealth Group, Inc.
2.38%, 10/15/2022	642,000	615,796
3.75%, 07/15/2025	482,000	481,921

		5,509,960

Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc. 5.00%, 10/01/2024 (B)	196,000	192,080
GLP Capital, LP / GLP Financing II, Inc. 5.38%, 04/15/2026	450,000	453,375
Golden Nugget, Inc. 8.75%, 10/01/2025 (B)	1,015,000	1,060,675
International Game Technology PLC 6.50%, 02/15/2025 (B)	508,000	541,655
KFC Holding Co. / Pizza Hut Holdings LLC 5.00%, 06/01/2024 (B)	265,000	265,000
Sabre GLBL, Inc. 5.38%, 04/15/2023 (B)	325,000	328,152
Silversea Cruise Finance, Ltd. 7.25%, 02/01/2025 (B)	831,000	879,032
Wyndham Worldwide Corp.
4.15%, 04/01/2024	235,000	233,401
4.50%, 04/01/2027	885,000	875,860

		4,829,230

Household Durables - 0.0% (E)
Toll Brothers Finance Corp. 4.35%, 02/15/2028	100,000	92,500

Household Products - 0.1%
Central Garden & Pet Co. 5.13%, 02/01/2028	390,000	369,525
Procter & Gamble Co. 1.90%, 10/23/2020	20,000	19,626

		389,151

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp. 5.25%, 06/01/2026 (B)	496,000	474,610
NRG Yield Operating LLC 5.38%, 08/15/2024	450,000	451,125

		925,735

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc. 3.75%, 12/01/2027	184,000	175,733
Roper Technologies, Inc. 2.80%, 12/15/2021	457,000	446,756

		622,489

Insurance - 1.1%
American International Group, Inc. Fixed until 04/01/2028, 5.75% (A), 04/01/2048	2,187,000	2,197,935

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Assurant, Inc.
4.90%, 03/27/2028	$ 178,000	$ 179,459
Fixed until 03/27/2028, 7.00% (A), 03/27/2048	2,332,000	2,429,802
Athene Holding, Ltd. 4.13%, 01/12/2028	216,000	202,195
Hanwha Life Insurance Co., Ltd. Fixed until 04/23/2023, 4.70% (A), 04/23/2048 (B)	304,000	301,568
Jackson National Life Global Funding 3-Month LIBOR + 0.73%, 3.02% (A), 06/27/2022 (B)	873,000	886,356
MetLife, Inc. Fixed until 03/15/2028, 5.88% (A), 03/15/2028 (F)	2,100,000	2,132,812
Progressive Corp. Fixed until 03/15/2023, 5.38% (A), 03/15/2023 (F)	120,000	120,450

		8,450,577

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 2.80%, 08/22/2024 (B)	247,000	237,726
Netflix, Inc. 5.88%, 02/15/2025	480,000	493,056

		730,782

IT Services - 0.7%
Alliance Data Systems Corp. 5.88%, 11/01/2021 (B)	975,000	992,062
Harland Clarke Holdings Corp. 8.38%, 08/15/2022 (B)	1,480,000	1,513,300
IBM Credit LLC
3-Month LIBOR + 0.16%, 1.95% (A), 02/05/2021	1,500,000	1,503,363
2.65%, 02/05/2021	530,000	524,890
Total System Services, Inc. 3.80%, 04/01/2021	318,000	319,482

		4,853,097

Machinery - 0.7%
Apergy Corp. 6.38%, 05/01/2026 (B) (C)	290,000	294,350
Caterpillar Financial Services Corp.
3-Month LIBOR + 0.13%, 2.14% (A), 11/29/2019, MTN	1,000,000	1,000,694
2.55%, 11/29/2022, MTN	135,000	130,325
Cleaver-Brooks, Inc. 7.88%, 03/01/2023 (B)	730,000	753,725
CNH Industrial NV 3.85%, 11/15/2027, MTN	171,000	163,578
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (B)	980,000	1,035,125
JB Poindexter & Co., Inc. 7.13%, 04/15/2026 (B)	391,000	397,843
Novelis Corp. 6.25%, 08/15/2024 (B)	790,000	804,813
Nvent Finance Sarl 4.55%, 04/15/2028 (B)	115,000	113,613

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Terex Corp. 5.63%, 02/01/2025 (B)	$ 440,000	$ 437,800

		5,131,866

Marine - 0.0% (E)
Kirby Corp. 4.20%, 03/01/2028	104,000	102,335

Media - 1.4%
Altice Luxembourg SA 7.63%, 02/15/2025 (B) (G)	800,000	721,000
Belo Corp. 7.75%, 06/01/2027	225,000	245,250
Block Communications, Inc. 6.88%, 02/15/2025 (B)	1,315,000	1,321,575
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B)	1,040,000	960,315
5.38%, 05/01/2025 (B)	290,000	285,106
Comcast Corp. 3.90%, 03/01/2038	91,000	86,149
CSC Holdings LLC
5.50%, 04/15/2027 (B)	550,000	527,890
6.75%, 11/15/2021	560,000	589,400
DISH DBS Corp.
6.75%, 06/01/2021	575,000	572,125
7.75%, 07/01/2026	307,000	279,178
Live Nation Entertainment, Inc. 5.63%, 03/15/2026 (B)	474,000	472,815
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.88%, 05/15/2024 (B) (G)	1,025,000	953,250
Sirius XM Radio, Inc. 5.38%, 07/15/2026 (B)	787,000	773,228
Univision Communications, Inc. 5.13%, 05/15/2023 (B)	610,000	579,500
Walt Disney Co. 3-Month LIBOR + 0.13%, 2.15% (A), 03/04/2020, MTN (G)	1,597,000	1,598,898

		9,965,679

Metals & Mining - 0.8%
AK Steel Corp. 6.38%, 10/15/2025 (G)	890,000	833,832
Anglo American Capital PLC 4.00%, 09/11/2027 (B)	800,000	753,662
Cleveland-Cliffs, Inc. 5.75%, 03/01/2025 (G)	550,000	530,409
Commercial Metals Co. 5.75%, 04/15/2026 (B) (C)	490,000	490,613
First Quantum Minerals, Ltd.
6.50%, 03/01/2024 (B)	945,000	898,884
7.25%, 04/01/2023 (B)	231,000	230,376
Freeport-McMoRan, Inc. 3.88%, 03/15/2023	615,000	589,631
Glencore Funding LLC
3.88%, 10/27/2027 (B) (G)	62,000	58,273
4.00%, 03/27/2027 (B)	391,000	372,721
Goldcorp, Inc. 3.70%, 03/15/2023	68,000	66,932

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Hudbay Minerals, Inc. 7.25%, 01/15/2023 (B)	$ 360,000	$ 375,300
U.S. Steel Corp.
6.25%, 03/15/2026	290,000	287,825
6.88%, 08/15/2025	360,000	367,200

		5,855,658

Mortgage Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc. 4.75%, 03/15/2025 (B)	1,195,000	1,150,187

Multiline Retail - 0.1%
Conn’s, Inc. 7.25%, 07/15/2022	856,000	847,183
Dollar Tree, Inc. 3.70%, 05/15/2023	137,000	136,000

		983,183

Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp. 6.45%, 09/15/2036	206,000	244,436
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	72,000	70,832
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 5.38%, 09/15/2024	250,000	248,750
BP Capital Markets PLC 2.75%, 05/10/2023	597,000	578,271
Canadian Natural Resources, Ltd. 2.95%, 01/15/2023	675,000	652,212
Carrizo Oil & Gas, Inc. 6.25%, 04/15/2023 (G)	870,000	891,750
Cenovus Energy, Inc. 4.25%, 04/15/2027	182,000	175,001
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	540,000	526,500
7.00%, 06/30/2024	800,000	875,008
Cheniere Energy Partners, LP 5.25%, 10/01/2025 (B)	250,000	244,375
Chevron Corp. 3-Month LIBOR + 0.41%, 2.25% (A), 11/15/2019	1,000,000	1,006,186
ConocoPhillips Co. 3-Month LIBOR + 0.90%, 2.74% (A), 05/15/2022	1,700,000	1,731,698
Continental Resources, Inc. 3.80%, 06/01/2024	250,000	243,750
4.38%, 01/15/2028 (B)	172,000	169,098
5.00%, 09/15/2022	300,000	304,875
Enbridge, Inc.
Fixed until 01/15/2027, 6.00% (A), 01/15/2077	1,000,000	971,250
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	2,667,000	2,602,248
Endeavor Energy Resources, LP / EER Finance, Inc. 5.50%, 01/30/2026 (B)	725,000	728,625
Energy Transfer Equity, LP 4.25%, 03/15/2023	775,000	747,875

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (F) (G)	$ 2,118,000	$ 2,018,030
EnLink Midstream Partners, LP 4.85%, 07/15/2026 (G)	507,000	506,874
Enterprise Products Operating LLC 4.05%, 02/15/2022	402,000	409,668
3-Month LIBOR + 3.71%, 6.07% (A), 08/01/2066	1,200,000	1,204,752
Exxon Mobil Corp. 1.71%, 03/01/2019	349,000	347,272
Hilcorp Energy I, LP / Hilcorp Finance Co. 5.00%, 12/01/2024 (B)	1,015,000	987,087
Holly Energy Partners, LP / Holly Energy Finance Corp. 6.00%, 08/01/2024 (B)	600,000	601,500
Lonestar Resources America, Inc. 11.25%, 01/01/2023 (B)	375,000	377,812
Marathon Oil Corp. 2.80%, 11/01/2022	476,000	455,579
MEG Energy Corp. 6.38%, 01/30/2023 (B)	880,000	794,200
6.50%, 01/15/2025 (B)	445,000	445,089
MPLX, LP 4.13%, 03/01/2027	59,000	57,568
Newfield Exploration Co. 5.38%, 01/01/2026	520,000	538,850
Oasis Petroleum, Inc. 6.25%, 05/01/2026 (B) (C)	264,000	264,000
ONEOK, Inc. 4.00%, 07/13/2027	100,000	97,182
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 06/15/2025	865,000	897,437
Phillips 66 3.90%, 03/15/2028	144,000	141,592
QEP Resources, Inc. 5.63%, 03/01/2026 (G)	250,000	239,375
Sabal Trail Transmission LLC 4.25%, 05/01/2028 (B)	63,000	63,372
Sanchez Energy Corp. 6.13%, 01/15/2023	470,000	339,434
SemGroup Corp. / Rose Rock Finance Corp. 5.63%, 07/15/2022 - 11/15/2023	1,951,000	1,861,317
Shelf Drilling Holdings, Ltd. 8.25%, 02/15/2025 (B)	755,000	766,325
Southwestern Energy Co. 7.50%, 04/01/2026 (G)	750,000	770,625
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.50%, 08/15/2022	880,000	853,600
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 7.50%, 06/15/2025 (B)	920,000	945,300
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 5.50%, 09/15/2024 (B)	750,000	761,250

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA 2.88%, 02/17/2022	$ 597,000	$ 590,395
Western Gas Partners, LP 4.65%, 07/01/2026	555,000	556,991
Williams Cos., Inc. 3.70%, 01/15/2023	285,000	275,652
Williams Partners, LP 3.75%, 06/15/2027	497,000	467,560

		31,648,428

Paper & Forest Products - 0.2%
Boise Cascade Co. 5.63%, 09/01/2024 (B)	480,000	486,000
Cascades, Inc. 5.50%, 07/15/2022 (B)	561,000	558,195
Georgia-Pacific LLC 3.60%, 03/01/2025 (B)	341,000	339,430

		1,383,625

Personal Products - 0.2%
Coty, Inc. 6.50%, 04/15/2026 (B)	575,000	559,188
First Quality Finance Co., Inc. 5.00%, 07/01/2025 (B)	755,000	722,912

		1,282,100

Pharmaceuticals - 0.4%
Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023 (B)	1,000,000	723,750
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	132,000	124,534
Valeant Pharmaceuticals International, Inc. 5.88%, 05/15/2023 (B)	1,605,000	1,474,594
7.00%, 03/15/2024 (B)	250,000	263,750

		2,586,628

Professional Services - 0.2%
Everi Payments, Inc. 7.50%, 12/15/2025 (B)	1,250,000	1,265,625

Real Estate Management & Development - 0.4%
Greystar Real Estate Partners LLC 5.75%, 12/01/2025 (B)	775,000	767,250
Kennedy-Wilson, Inc. 5.88%, 04/01/2024	1,000,000	985,000
Realogy Group LLC / Realogy Co-Issuer Corp. 4.88%, 06/01/2023 (B)	1,040,000	1,005,212

		2,757,462

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 2.45%, 07/29/2020	420,000	417,363
QUALCOMM, Inc. 2.10%, 05/20/2020	566,000	563,974

		981,337

Software - 0.4%
BMC Software Finance, Inc. 8.13%, 07/15/2021 (B)	830,000	827,925
Microsoft Corp.
1.10%, 08/08/2019	968,000	950,807
2.40%, 02/06/2022	993,000	970,826

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Software (continued)
salesforce.com, Inc. 3.70%, 04/11/2028	$ 178,000	$ 176,289

		2,925,847

Specialty Retail - 0.3%
Advance Auto Parts, Inc. 5.75%, 05/01/2020	272,000	284,325
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	324,000	323,190
AutoNation, Inc. 3.80%, 11/15/2027	180,000	168,801
O’Reilly Automotive, Inc. 3.55%, 03/15/2026	337,000	324,281
Staples, Inc. 8.50%, 09/15/2025 (B) (G)	1,205,000	1,126,675

		2,227,272

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.09% (A), 05/06/2019	1,500,000	1,505,014
2.45%, 08/04/2026	177,000	162,538
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (B)	402,000	402,901
6.02%, 06/15/2026 (B)	775,000	821,921
Diebold Nixdorf, Inc. 8.50%, 04/15/2024	960,000	996,000
Seagate HDD Cayman 4.75%, 01/01/2025	1,170,000	1,135,209
Western Digital Corp. 4.75%, 02/15/2026	361,000	355,585

		5,379,168

Thrifts & Mortgage Finance - 0.0% (E)
Astoria Financial Corp. 3.50%, 06/08/2020	300,000	298,644

Trading Companies & Distributors - 0.0% (E)
GATX Corp. 3.25%, 09/15/2026	200,000	185,105

Transportation Infrastructure - 0.0% (E)
Penske Truck Leasing Co., LP / PTL Finance Corp. 3.95%, 03/10/2025 (B)	221,000	218,728

Wireless Telecommunication Services - 0.7%
C&W Senior Financing DAC 6.88%, 09/15/2027 (B)	900,000	891,900
Sprint Corp.
7.25%, 09/15/2021	1,135,000	1,204,519
7.88%, 09/15/2023	2,220,000	2,380,950
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 4.74%, 03/20/2025 (B)	382,000	385,820
U.S. Cellular Corp. 6.70%, 12/15/2033	600,000	631,500

		5,494,689

Total Corporate Debt Securities (Cost $298,926,930)		296,438,108

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 10.1%
Argentina - 3.6%
Argentina Republic Government International Bond 5.25%, 01/15/2028	EUR 22,400,000	$ 26,306,351

Indonesia - 3.6%
Indonesia Treasury Bond
8.25%, 07/15/2021	IDR 29,700,000,000	2,241,509
8.38%, 03/15/2024 - 09/15/2026	168,000,000,000	13,006,729
10.00%, 02/15/2028	81,800,000,000	7,011,429
10.50%, 08/15/2030	50,200,000,000	4,541,905

		26,801,572

Panama - 0.0% (E)
Panama Government International Bond 4.50%, 04/16/2050	$ 200,000	193,140

Peru - 1.6%
Peru Government Bond 5.70%, 08/12/2024	PEN 9,300,000	3,049,254
Peru Government International Bond 6.35%, 08/12/2028 (B)	25,160,000	8,393,872

		11,443,126

Supranational - 0.1%
European Investment Bank 1.38%, 06/15/2020 (G)	$ 993,000	966,429

Uruguay - 1.2%
Uruguay Government International Bond 9.88%, 06/20/2022 (B)	UYU 243,000,000	8,888,931

Total Foreign Government Obligations (Cost $76,563,666)		74,599,549

LOAN ASSIGNMENTS - 21.3%
Aerospace & Defense - 0.4%
Accudyne Industries LLC Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 08/18/2024	$ 446,834	449,228
Alion Science and Technology Corp. Term Loan B, 1-Month LIBOR + 4.50%, 6.40% (A), 08/19/2021 (C)	1,166,462	1,173,752
Doncasters Finance US LLC Term Loan, 3-Month LIBOR + 3.50%, 5.84% (A), 04/09/2020	885,614	868,732
TransDigm, Inc.
Term Loan E, 1-Month LIBOR + 2.75%, 4.65% (A), 05/14/2022	246,944	247,995
Term Loan F, 3-Month LIBOR + 2.75%, 4.79% (A), 06/09/2023	74,249	74,565

		2,814,272

	Principal	Value

LOAN ASSIGNMENTS (continued)
Airlines - 0.0% (E)
United Airlines, Inc. Term Loan, 1-Month LIBOR + 2.00%, 3.90% (A), 04/01/2024	$ 251,269	$ 252,159

Auto Components - 0.5%
American Axle & Manufacturing, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (A), 04/06/2024	226,999	227,850
DexKo Global, Inc.
Term Loan, 3-Month LIBOR + 3.50%, 4.36% (A), 07/24/2024	1,868	1,889
3-Month LIBOR + 3.50%, 5.80% (A), 07/24/2024	160,815	162,290
Federal-Mogul Holdings Corp. Term Loan C, 1-Month LIBOR + 3.75%, 5.65% (A), 04/15/2021	675,558	681,807
Mavis Tire Express Services Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 03/20/2025	245,128	244,515
Delayed Draw Term Loan, 1-Month LIBOR + 3.25%, 1.12% (A), 03/20/2025	1,174	1,171
Tower Automotive Holdings USA LLC Term Loan B, 1-Month LIBOR + 2.75%, 4.69% (A), 03/07/2024	1,522,602	1,527,044
USI, Inc. Term Loan, 3-Month LIBOR + 3.00%, 5.30% (A), 05/16/2024	994,908	996,567

		3,843,133

Automobiles - 0.3%
Belron Finance US LLC Term Loan B, 3-Month LIBOR + 2.50%, 4.29% (A), 11/07/2024	30,235	30,368
CWGS Group, LLC Term Loan, TBD, 11/08/2023 (C) (H)	1,140,000	1,145,700
I-Logic Technologies Bidco, Ltd. Term Loan B, 3-Month LIBOR + 4.00%, 6.30% (A), 12/23/2024	1,195,533	1,200,016

		2,376,084

Biotechnology - 0.1%
Grifols Worldwide Operations USA, Inc. Term Loan, 1-Week LIBOR + 2.25%, 3.99% (A), 01/31/2025	371,250	372,999

Building Products - 0.3%
C.H.I. Overhead Doors, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 07/29/2022 (C)	695,663	697,981

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Building Products (continued)
LJSS Acquisition, Inc. Term Loan, 1-month LIBOR + 3.750%, 5.64% (A), 12/11/2024 (C)	$ 825,083	$ 829,208
NCI Building Systems, Inc. Term Loan, 1-Month LIBOR + 2.00%, 3.90% (A), 02/07/2025	23,936	23,959
Quikrete Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.75%, 4.65% (A), 11/15/2023	465,000	466,802

		2,017,950

Capital Markets - 0.4%
Crown Finance US, Inc. Term Loan, 1-Month LIBOR + 2.50%, 4.40% (A), 02/28/2025	1,194,160	1,192,667
Donnelley Financial Solutions, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 10/02/2023	400,000	401,500
Duff & Phelps Corp. Term Loan B, 3-Month LIBOR + 3.25%, 5.55% (A), 02/13/2025 (C)	992,785	993,282
LPL Holdings, Inc. 1st Lien Term Loan B, 3-Month LIBOR + 2.25%, 4.56% (A), 09/23/2024	141,518	141,990
Paradigm Acquisition Corp. 1st Lien Term Loan, 3-Month LIBOR + 4.25%, 6.70% (A), 10/11/2024	76,764	77,339

		2,806,778

Chemicals - 0.8%
Ashland, Inc. Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (A), 05/24/2024	39,542	39,848
Axalta Coating Systems US Holdings, Inc. Term Loan, 3-Month LIBOR + 1.75%, 4.05% (A), 06/01/2024	77,682	77,967
Charter NEX US Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 05/16/2024	1,175,472	1,177,432
Ferro Corp.
Term Loan B,
TBD, 02/14/2024 (C) (H)	395,000	395,494
Term Loan B2,
TBD, 02/14/2024 (C) (H)	15,298	15,346
Term Loan B3,
TBD, 02/14/2024 (C) (H)	14,973	15,019
Gruden Acquisition, Inc. Term Loan, 7.80% (A), 08/18/2022	398,980	401,473

	Principal	Value

LOAN ASSIGNMENTS (continued)
Chemicals (continued)
H.B. Fuller Co. Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (A), 10/20/2024	$ 163,115	$ 163,446
Ineos US Finance LLC Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (A), 03/31/2024	276,347	277,124
MacDermid, Inc. Term Loan B6, 1-Month LIBOR + 3.00%, 4.90% (A), 06/07/2023	276,676	278,267
OCI Beaumont LLC Term Loan, 3-Month LIBOR + 4.25%, 6.55% (A), 02/14/2025	1,573,125	1,590,823
PQ Corp. Term Loan B, 1-Month LIBOR + 2.50%, 4.40% (A), 02/08/2025	177,154	178,151
Trinseo Materials Operating SCA Term Loan, 1-Month LIBOR + 2.50%, 4.40% (A), 09/06/2024	68,185	68,424
Tronox Blocked Borrower LLC Term Loan B, 3-Month LIBOR + 3.00%, 5.30% (A), 09/22/2024	102,534	103,577
Tronox Finance LLC Term Loan B, 3-Month LIBOR + 3.00%, 5.30% (A), 09/22/2024	236,616	239,025
Unifrax Corp.
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 9.80% (A), 10/31/2025	400,000	406,252
Term Loan B,
3-Month LIBOR + 3.50%, 5.80% (A), 04/04/2024	438,183	441,743
Venator Materials Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 08/08/2024	27,149	27,251

		5,896,662

Commercial Services & Supplies - 0.4%
Asurion LLC Term Loan B6, 1-Month LIBOR + 2.75%, 4.65% (A), 11/03/2023 (C)	719,335	724,505
Brickman Group, Ltd. LLC 1st Lien Term Loan, TBD, 12/18/2020 (C) (H)	735,000	738,675
Core & Main LP, Term Loan B, 3-Month LIBOR + 3.00%, 5.12% (A), 08/01/2024	462,099	463,831

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp. Term Loan, 3-Month LIBOR + 3.50%, 5.51% (A), 05/24/2024	$ 224,312	$ 226,331
Multi Color Corp. Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (A), 10/31/2024	14,855	14,911
Safe Fleet Acquisition Corp. 1st Lien Term Loan, 3-Month LIBOR + 3.00%, 4.78% (A), 02/01/2025	59,794	59,757
Seminole Tribe of Florida Term Loan B, 1-Month LIBOR + 1.75%, 3.88% (A), 07/08/2024	86,307	86,712
West Corp. Term Loan, 1-Month LIBOR + 4.00%, 5.90% (A), 10/10/2024	410,857	412,269
Wrangler Buyer Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 09/27/2024	91,865	92,299

		2,819,290

Construction Materials - 0.2%
Forterra Finance LLC Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 10/25/2023 (C)	1,240,601	1,138,847

Consumer Finance - 0.3%
Altice Financing SA
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.10% (A), 01/31/2026	1,146,891	1,133,630
Term Loan B,
3-Month LIBOR + 2.75%, 5.10% (A), 07/15/2025	378,148	373,137
Altice US Finance I Corp. Term Loan, 1-Month LIBOR + 2.25%, 4.15% (A), 07/28/2025	788,490	786,683

		2,293,450

Containers & Packaging - 0.4%
Berlin Packaging LLC Term Loan B, 1-Week LIBOR + 3.25%, 5.07% (A), 10/01/2021	498,716	500,378
BWAY Holding Co. Term Loan B, 2-Month LIBOR + 3.25%, 5.59% (A), 04/03/2024	733,153	736,972
FPC Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 4.50%, 6.38% (A), 11/19/2022	669,923	667,411

	Principal	Value

LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
ICSH, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.41% (A), 04/29/2024	$ 248,293	$ 248,603
Delayed Draw Term Loan, 1-Month LIBOR + 3.50%, 5.78% (A), 04/29/2024	15,355	15,374
Trident TPI Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 3.19% (A), 10/17/2024	77,571	77,910
Term Loan B1,
1-Month LIBOR + 3.25%, 5.15% (A), 10/17/2024	469,420	471,474

		2,718,122

Distributors - 0.0% (E)
TMK Hawk Parent Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.38% (A), 08/28/2024	84,046	84,501

Diversified Consumer Services - 0.0% (E)
Adtalem Global Education, Inc. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 04/01/2025	318,000	318,199

Diversified Financial Services - 0.4%
AI Mistral Holdco, Ltd. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 03/09/2024	776,165	773,739
AlixPartners LLP Term Loan B, 3-Month LIBOR + 2.75%, 5.05% (A), 04/04/2024	494,185	496,553
Camelot UK Holdco, Ltd. Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 10/03/2023	805,169	810,346
Focus Financial Partners LLC 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 5.05% (A), 07/03/2024	244,467	245,842
NAB Holdings LLC Repriced Term Loan, 3-Month LIBOR + 3.00%, 5.30% (A), 07/01/2024	493,191	495,965

		2,822,445

Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (A), 01/31/2025	1,629,317	1,604,369
Coral-US Co-Borrower LLC Term Loan B4, 1-Month LIBOR + 3.25%, 5.15% (A), 01/31/2025 (C)	1,605,000	1,615,784

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
Term Loan B3,
3-Month LIBOR + 3.75%, 5.71% (A), 11/27/2023	$ 1,175,000	$ 1,181,977
Term Loan B4,
3-Month LIBOR + 4.50%, 6.46% (A), 01/02/2024	347,634	359,975
Virgin Media Bristol LLC Term Loan, 1-Month LIBOR + 2.50%, 4.40% (A), 01/15/2026	400,000	401,889

		5,163,994

Electric Utilities - 0.1%
Astoria Energy LLC Term Loan B, 1-Month LIBOR + 4.00%, 5.91% (A), 12/24/2021	461,198	463,120

Electrical Equipment - 0.3%
Atkore International, Inc. 1st Lien Term Loan, 3-Month LIBOR + 2.75%, 5.06% (A), 12/22/2023	1,037,400	1,044,810
EXC Holdings III Corp.
1st Lien Term Loan,
6-Month LIBOR + 3.50%, 5.16% (A), 12/02/2024	35,929	36,243
2nd Lien Term Loan,
6-Month LIBOR + 7.50%, 9.16% (A), 12/01/2025	320,000	325,600
Gates Global LLC Term Loan B, 3-Month LIBOR + 2.75%, 5.05% (A), 04/01/2024	375,130	377,298
Penn Engineering & Manufacturing Corp. Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (A), 06/27/2024	512,062	513,342

		2,297,293

Electronic Equipment, Instruments & Components - 0.2%
ATS Consolidated, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.64% (A), 02/28/2025	742,803	749,767
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 9.64% (A), 02/23/2026 (C)	379,397	383,665
TTM Technologies, Inc. Term Loan, TBD, 09/28/2024 (C) (H)	500,000	503,125

		1,636,557

Energy Equipment & Services - 0.1%
Entergy Rhode Island State Energy, LP Term Loan B, 1-Month LIBOR + 4.75%, 6.66% (A), 12/17/2022	383,680	385,359

	Principal	Value

LOAN ASSIGNMENTS (continued)
Energy Equipment & Services (continued)
Hi-Crush Partners, LP Term Loan B, 3-Month LIBOR + 4.00%, 6.31% (A), 12/18/2024	$ 626,400	$ 631,098
TerraForm Power Operating LLC Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (A), 11/08/2022	39,521	39,767

		1,056,224

Equity Real Estate Investment Trusts - 0.2%
ESH Hospitality, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (A), 08/30/2023	256,879	257,934
Geo Group, Inc. Term Loan B, 1-Week LIBOR + 2.00%, 3.75% (A), 03/22/2024	238,224	238,581
Quality Care Properties, Inc. 1st Lien Term Loan, 1-Month LIBOR + 5.25%, 7.15% (A), 10/31/2022 (C)	998,990	1,008,980
RHP Hotel Properties, LP Term Loan B, 3-month LIBOR + 2.25%, 4.07% (A), 05/11/2024	170,674	171,527
VICI Properties 1 LLC Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (A), 12/20/2024	127,343	127,786

		1,804,808

Food & Staples Retailing - 0.4%
Albertsons LLC Term Loan B6, 3-Month LIBOR + 3.00%, 4.96% (A), 06/22/2023 (C)	1,944,878	1,922,086
Smart & Final Stores LLC 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (A), 11/15/2022	935,000	916,690

		2,838,776

Food Products - 0.3%
CHG PPC Parent LLC Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (A), 03/31/2025	41,477	41,716
Dole Food Co., Inc. Term Loan B, TBD, 3-Month LIBOR + 2.75%, , 04/06/2024 (C) (H)	735,000	736,969
JBS USA, LLC Term Loan B, 3-Month LIBOR + 2.50%, 4.68% (A), 10/30/2022	1,047,355	1,045,261

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Food Products (continued)
Post Holdings, Inc. Series A, Term Loan, 1-Month LIBOR + 2.00%, 3.90% (A), 05/24/2024	$ 136,114	$ 136,649

		1,960,595

Gas Utilities - 0.0% (E)
Eastern Power LLC Term Loan B, 1-Month LIBOR + 3.75%, 5.65% (A), 10/02/2023	107,422	108,535

Health Care Equipment & Supplies - 0.3%
Greatbatch Ltd. 1st Lien Term Loan B, 3-Month LIBOR + 3.25%, 5.15% (A), 10/27/2022	991,569	999,998
Immucor, Inc. Term Loan B, 3-Month LIBOR + 5.00%, 7.30% (A), 06/15/2021	598,674	611,645
Mallinckrodt International Finance SA Term Loan B, 3-Month LIBOR + 3.00%, 4.82% (A), 02/24/2025	311,239	309,975
3-Month LIBOR + 2.75%, 5.20% (A), 09/24/2024	217,416	215,824

		2,137,442

Health Care Providers & Services - 1.2%
Community Health Systems, Inc. Term Loan H, 3-Month LIBOR + 3.25%, 5.23% (A), 01/27/2021	1,307,736	1,265,962
Envision Healthcare Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.91% (A), 12/01/2023	255,473	256,458
Global Medical Response, Inc.
Term Loan B1, 1-Month LIBOR + 3.25%, 5.13% (A), 04/28/2022	247,471	248,468
Term Loan B2, 1-Month LIBOR + 4.25%, 6.15% (A), 03/14/2025	565,944	572,008
HC Group Holdings III, Inc. Term Loan B, 1-Month LIBOR + 5.00%, 6.90% (A), 04/07/2022	247,462	250,246
MPH Acquisition Holdings LLC Term Loan B, 3-Month LIBOR + 2.75%, 5.05% (A), 06/07/2023	931,915	936,575
Ortho-Clinical Diagnostics SA Term Loan B, 1-Month LIBOR + 3.75%, 5.65% (A), 06/30/2021	468,202	470,911
Quorum Health Corp. Term Loan B, 1-Month LIBOR + 6.75%, 8.65% (A), 04/29/2022	385,045	393,227

	Principal	Value

LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Sotera Health Holdings LLC Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 05/15/2022	$ 1,354,263	$ 1,360,612
Surgery Center Holdings, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 5.16% (A), 09/02/2024	1,207,886	1,209,396
Team Health Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 1.90%, 4.65% (A), 02/06/2024	945,550	917,774
U.S. Renal Care, Inc. Term Loan B, 3-Month LIBOR + 4.25%, 6.55% (A), 12/31/2022	1,196,939	1,189,831

		9,071,468

Hotels, Restaurants & Leisure - 1.4%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 1-Month LIBOR + 2.25%, 4.15% (A), 02/16/2024	1,049,376	1,050,906
Belmond Interfin Ltd. Term Loan, 1-Month LIBOR + 2.75%, 4.65% (A), 07/03/2024 (C)	1,041,196	1,043,799
Boyd Gaming Corp. Term Loan B3, 1-Week LIBOR + 2.50%, 4.24% (A), 09/15/2023	287,654	289,012
Caesars Entertainment Operating Co. Term Loan, 1-Month LIBOR + 2.00%, 3.90% (A), 10/06/2024	538,650	538,987
Caesars Resort Collection LLC 1st Lien Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (A), 12/22/2024	330,756	333,374
ClubCorp Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 4.89% (A), 09/18/2024	155,175	155,515
Eldorado Resorts LLC Term Loan B, 2-Month LIBOR + 2.25%, 4.18% (A), 04/17/2024	205,363	206,133
Fogo de Chao Churrascaria Holdings LLC Term Loan, 1-Month LIBOR + 4.50%, 6.40% (A), 04/07/2025	351,220	354,732
Golden Nugget, Inc. Term Loan, 1-Month LIBOR + 2.75%, 4.87% (A), 10/04/2023 (C)	1,051,695	1,058,415
IRB Holding Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.19% (A), 02/05/2025	494,266	498,900

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Mohegan Tribal Gaming Authority Term Loan B, 1-Month LIBOR + 4.00%, 5.90% (A), 10/13/2023 (C)	$ 939,389	$ 934,692
NEP/NCP Holdco, Inc. Term Loan, 3-Month LIBOR + 3.25%, 5.55% (A), 07/21/2022	398,995	399,826
Scientific Games International, Inc. Term Loan B5, 2-Month LIBOR + 2.75%, 4.73% (A), 08/14/2024	1,153,896	1,160,787
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 3-Month LIBOR + 3.00%, 5.30% (A), 03/31/2024	1,132,141	1,128,368
Station Casinos LLC Term Loan B, 1-Month LIBOR + 2.50%, 4.41% (A), 06/08/2023	235,313	236,083
Travelport Finance SARL Term Loan B, TBD, 03/17/2025 (C) (H)	866,539	869,924
Wyndham Hotels & Resorts, Inc. Term Loan B, TBD, 03/28/2025 (C) (H)	172,638	173,861

		10,433,314

Household Durables - 0.3%
API Heat Transfer ThermaSys Corp. Term Loan, 3-Month LIBOR + 4.00%, 6.35% (A), 05/03/2019	979,356	941,406
LTI Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.75%, 6.65% (A), 05/16/2024	357,014	357,684
Term Loan, 1-Month LIBOR + 3.50%, 5.40% (A), 05/16/2024	847,783	848,843
Serta Simmons Bedding LLC 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 5.70% (A), 11/08/2023	296,992	268,258

		2,416,191

Household Products - 0.2%
Diamond BV Term Loan, 2-Month LIBOR + 3.00%, 4.99% (A), 09/06/2024	1,175,296	1,172,358

Independent Power & Renewable Electricity Producers - 0.1%
Aria Energy Operating LLC Term Loan, TBD, 05/27/2022 (C) (H)	400,000	404,000
Dynegy, Inc. Term Loan C2, 1-Month LIBOR + 2.50%, 4.40% (A), 02/07/2024	408,407	410,913

	Principal	Value

LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers (continued)
ExGen Renewables IV LLC Term Loan B, 3-Month LIBOR + 3.00%, 4.99% (A), 11/28/2024	$ 27,634	$ 27,807

		842,720

Industrial Conglomerates - 0.1%
Opal Acquisition, Inc. Term Loan B, 3-Month LIBOR + 4.00%, 6.30% (A), 11/27/2020	445,282	436,655

Insurance - 0.7%
Alliant Holdings I, Inc. Term Loan B, 1-Month LIBOR + 3.25%, 5.15% (A), 08/12/2022 (C)	1,104,578	1,111,088
Genworth Financial, Inc. Term Loan, 1-Month LIBOR + 4.50%, 6.40% (A), 02/22/2023	41,379	41,974
Hub International, Ltd. Term Loan B, TBD, 04/25/2025 (C) (H)	329,356	331,434
Hyperion Insurance Group, Ltd. Repriced Term Loan, 1-Month LIBOR + 3.50%, 5.44% (A), 12/20/2024 (C)	965,047	972,043
NFP Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 01/08/2024	635,531	638,179
Sedgwick Claims Management Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.65% (A), 03/01/2021 (C)	826,907	826,612
2nd Lien Term Loan,
1-Month LIBOR + 5.75%, 7.65% (A), 02/28/2022 (C)	644,912	649,749
York Risk Services Holding Corp. Term Loan B, 1-Month LIBOR + 3.75%, 5.65% (A), 10/01/2021	827,855	806,296

		5,377,375

Internet Software & Services - 0.1%
GTT Communications, Inc. Term Loan B, TBD, 04/28/2025 (C) (H)	761,905	756,032

IT Services - 0.6%
Allied Universal Holdco LLC Term Loan, 3-Month LIBOR + 3.75%, 6.05% (A), 07/28/2022	396,962	389,221
First Data Corp. Term Loan, 1-Month LIBOR + 2.25%, 4.15% (A), 04/26/2024	519,394	521,164

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
IT Services (continued)
Harland Clarke Holdings Corp. Term Loan B7, 3-Month LIBOR + 4.75%, 7.05% (A), 11/03/2023 (C)	$ 542,859	$ 547,028
MoneyGram International, Inc. Term Loan B, 3-Month LIBOR + 3.25%, 5.55% (A), 03/27/2020	1,166,860	1,163,943
PI US MergerCo, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (A), 12/20/2024	440,000	439,450
Tempo Acquisition LLC Term Loan, 1-Month LIBOR + 3.00%, 4.90% (A), 05/01/2024	1,035,566	1,040,743
Vantiv LLC Term Loan B4, 1-Month LIBOR + 2.00%, 3.90% (A), 08/09/2024	41,071	41,310
VeriFone, Inc. Term Loan B, 1-Month LIBOR + 2.00%, 3.91% (A), 01/31/2025	43,151	43,178

		4,186,037

Leisure Products - 0.0% (E)
Recess Holdings, Inc. 1st Lien Term Loan, 6-Month LIBOR + 3.75%, 6.20% (A), 09/29/2024	34,544	34,716
Zodiac Pool Solutions LLC Term Loan B, TBD, 03/31/2025 (C) (H)	52,132	52,217

		86,933

Life Sciences Tools & Services - 0.2%
Avantor, Inc. 1st Lien Term Loan, 1-Month LIBOR + 4.00%, 5.90% (A), 11/21/2024	102,968	104,041
INC Research LLC Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (A), 08/01/2024	116,316	116,552
Parexel International Corp. Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (A), 09/27/2024	947,660	950,977

		1,171,570

Machinery - 1.1%
Apergy Corp. 1st Lien Term Loan, TBD, 04/20/2025 (C) (H)	67,103	67,467
Circor International, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.39% (A), 12/11/2024	1,187,606	1,191,465

	Principal	Value

LOAN ASSIGNMENTS (continued)
Machinery (continued)
Clark Equipment Co. Term Loan B, 3-Month LIBOR + 2.00%, 4.30% (A), 05/18/2024	$ 32,218	$ 32,249
Crosby US Acquisition Corp. 1st Lien Term Loan, 3-Month LIBOR + 3.00%, 4.90% (A), 11/23/2020	1,231,784	1,213,307
Dynacast International LLC Term Loan B, 3-Month LIBOR + 3.25%, 5.55% (A), 01/28/2022	346,429	347,295
Engineered Machinery Holdings, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.55% (A), 07/19/2024	1,017,048	1,020,226
Filtration Group Corp. 1st Lien Term Loan, 3-Month LIBOR + 3.00%, 5.30% (A), 03/29/2025	145,198	146,408
Gardner Denver, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 5.05% (A), 07/30/2024 (C)	979,440	984,754
Hayward Industries, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (A), 08/05/2024	921,611	926,795
MW Industries, Inc. Term Loan B, 3-Month LIBOR + 3.50%, 5.64% (A), 09/29/2024 (C)	1,201,476	1,205,981
Rexnord LLC Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (A), 08/21/2024	149,779	150,715
Tecomet, Inc. Term Loan, 3-Month LIBOR + 3.50%, 5.28% (A), 05/01/2024	607,301	611,350
Wastequip LLC 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (A), 03/13/2025	111,179	111,457
Waterjet Holdings, Inc. Term Loan, 1-Month LIBOR + 3.00%, 4.90% (A), 04/03/2025	320,285	320,685

		8,330,154

Media - 1.8%
Charter Communications Operating LLC Term Loan B, 1-Month LIBOR + 2.00%, 3.91% (A), 04/30/2025	433,429	435,301
Checkout Holding Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (A), 04/04/2021	995,000	625,917

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media (continued)
Cogeco Communications II LP 1st Lien Term Loan, 1-Month LIBOR + 1.90%, 4.28% (A), 01/03/2025	$ 1,140,000	$ 1,142,850
CSC Holdings LLC 1st Lien Term Loan, 1-Month LIBOR + 2.25%, 4.15% (A), 07/17/2025	482,289	481,806
Term Loan B, 1-Month LIBOR + 2.50%, 4.40% (A), 01/25/2026	408,389	409,240
Delta 2 SARL Term Loan, 1-Month LIBOR + 2.50%, 4.40% (A), 02/21/2024	830,000	831,038
Entravision Communications Corp. Term Loan B, 1-Month LIBOR + 2.75%, 4.65% (A), 11/29/2024	1,173,963	1,168,093
ION Media Networks, Inc. Term Loan B3, 1-Month LIBOR + 2.75%, 4.66% (A), 12/18/2020	225,436	225,929
McGraw-Hill Global Education Holdings LLC Term Loan B, 1-Month LIBOR + 4.00%, 5.90% (A), 05/04/2022 (C)	1,161,825	1,137,136
Meredith Corp. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 01/31/2025	418,979	421,423
NAI Entertainment Holdings LLC Term Loan B, TBD, 04/23/2025 (C) (H)	92,646	92,878
Numericable Group SA Term Loan B11, 1-Month LIBOR + 2.75%, 4.65% (A), 07/31/2025	311,597	307,507
Term Loan B12, 3-Month LIBOR + 3.00%, 5.35% (A), 01/31/2026	955,344	943,402
Rentpath, Inc. 2nd Lien Term Loan, 1-Month LIBOR + 9.00%, 10.91% (A), 12/17/2022	765,000	665,550
Term Loan, 1-Month LIBOR + 4.75%, 6.66% (A), 12/17/2021	370,532	334,869
Sinclair Television Group, Inc. Term Loan B, TBD, 1-Month LIBOR + 2.25%, 12/12/2024 (C) (H)	1,186,104	1,190,305
Telenet Financing LLC Term Loan AL, 1-Month LIBOR + 2.50%, 4.40% (A), 03/01/2026	255,730	256,795

	Principal	Value

LOAN ASSIGNMENTS (continued)
Media (continued)
Unitymedia Finance LLC Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (A), 09/30/2025 (C)	$ 764,378	$ 764,219
Univision Communications, Inc. Term Loan C5, 1-Month LIBOR + 2.75%, 4.65% (A), 03/15/2024	820,384	808,535
UPC Financing Partnership Term Loan AR, 1-Month LIBOR + 2.50%, 4.40% (A), 01/15/2026	181,924	182,237
Ziggo Secured Finance Partnership Term Loan E, 1-Month LIBOR + 2.50%, 4.40% (A), 04/15/2025	850,000	845,986

		13,271,016

Metals & Mining - 0.2%
U.S. Silica Co.
Term Loan B,
TBD, 03/04/2025 (C) (H)	719,371	724,316
6.75% (A), 07/23/2020	1,137,016	1,139,148

		1,863,464

Multi-Utilities - 0.2%
Solenis International, LP 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.23% (A), 07/31/2021	1,138,384	1,137,316

Oil, Gas & Consumable Fuels - 0.8%
Delek US Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 2.50%, 4.40% (A), 03/13/2025	279,314	280,012
EG Finco, Ltd. 2nd Lien Term Loan, 3-Month LIBOR + 8.00%, 10.36% (A), 06/30/2026	270,270	268,919
Term Loan, 3-Month LIBOR + 4.00%, 6.14% (A), 02/06/2025	552,083	552,314
Energy Transfer Equity, LP Term Loan B, 1-Month LIBOR + 2.00%, 3.90% (A), 02/02/2024	256,262	256,297
Lucid Energy Group II LLC 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.90% (A), 02/17/2025	832,299	828,137
Medallion Midland Acquisition LLC 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 10/30/2024	1,172,486	1,174,684
MEG Energy Corp. Term Loan B, 3-Month LIBOR + 3.50%, 5.81% (A), 12/31/2023 (C)	571,574	572,085

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Osum Productions Corp. Term Loan, 3-Month LIBOR + 5.50%, 7.80% (A), 07/28/2020	$ 917,623	$ 770,803
TEX Operations Co. LLC Term Loan B, 1-Month LIBOR + 2.50%, 4.40% (A), 08/04/2023	241,232	242,690
Term Loan C,
1-Month LIBOR + 2.50%, 4.40% (A), 08/04/2023	42,857	43,116
Traverse Midstream Partners LLC Term Loan, 3-Month LIBOR + 4.00%, 5.85% (A), 09/27/2024	965,359	970,036

		5,959,093

Pharmaceuticals - 0.6%
Akorn, Inc. Term Loan B, 1-Month LIBOR + 4.25%, 6.19% (A), 04/16/2021	830,000	816,512
Alphabet Holding Co., Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.50%, 5.40% (A), 09/26/2024	853,811	729,653
Alvogen Pharma US, Inc. Term Loan, 1-Month LIBOR + 5.00%, 6.90% (A), 04/02/2022	898,420	902,351
Amneal Pharmaceuticals LLC Term Loan B, TBD, 03/07/2025 (C) (H)	658,952	660,051
Endo Luxembourg Finance Co. I SARL Term Loan B, 1-Month LIBOR + 4.25%, 6.19% (A), 04/29/2024	1,137,380	1,128,850
Valeant Pharmaceuticals International, Inc. Series F4, Term Loan B, 1-Month LIBOR + 3.50%, 5.39% (A), 04/01/2022	220,840	223,199

		4,460,616

Professional Services - 0.6%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 07/23/2021	827,855	793,017
Term Loan B, 1-Month LIBOR + 3.25%, 5.15% (A), 07/25/2021	595,288	570,236
Cast & Crew Payroll LLC 1st Lien Term Loan B, 3-Month LIBOR + 3.00%, 5.06% (A), 09/27/2024	755,199	755,576
Everi Payments, Inc. Term Loan B, 2-Month LIBOR + 3.50%, 5.49% (A), 05/09/2024	674,398	677,939
IBC Capital, Ltd. 1st Lien Term Loan, 3-Month LIBOR + 3.75%, 5.82% (A), 09/09/2021	826,204	825,171

	Principal	Value

LOAN ASSIGNMENTS (continued)
Professional Services (continued)
IBC Capital, Ltd. (continued) 2nd Lien Term Loan, TBD, 09/09/2022 (C) (H)	$ 400,000	$ 399,000
Prometric Holdings, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.90% (A), 01/29/2025	437,297	440,577

		4,461,516

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC Term Loan B, 1-Month LIBOR + 2.50%, 4.40% (A), 04/18/2024	645,429	648,555
DTZ U.S. Borrower LLC 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.36% (A), 11/04/2021	398,974	399,307
Realogy Corp. Term Loan B, 1-Month LIBOR + 2.25%, 4.15% (A), 02/08/2025	30,245	30,396

		1,078,258

Road & Rail - 0.2%
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 2.00%, 3.80% (A), 02/09/2023	284,264	284,619
PODS LLC Term Loan B3, 1-Month LIBOR + 3.00%, 4.90% (A), 12/06/2024	960,646	968,651

		1,253,270

Semiconductors & Semiconductor Equipment - 0.0% (E)
MaxLinear, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 4.40% (A), 05/12/2024	327,566	327,566

Software - 2.1%
Almonde, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.50%, 5.48% (A), 06/13/2024	1,017,828	1,017,121
Applied Systems, Inc. 1st Lien Term Loan, TBD, 09/19/2024 (C) (H)	797,995	804,534
2nd Lien Term Loan, 3-Month LIBOR + 7.00%, 9.30% (A), 09/19/2025	234,232	241,551
Barracuda Networks, Inc. 1st Lien Term Loan, 3-Month LIBOR + 3.25%, 5.06% (A), 02/12/2025 (C)	1,039,567	1,045,198
Blackboard, Inc. Term Loan B4, 3-Month LIBOR + 5.00%, 7.36% (A), 06/30/2021	797,975	751,842
BMC Software Finance, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 09/10/2022	485,844	487,484

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Software (continued)
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 1-Month LIBOR + 3.00%, 4.91% (A), 04/27/2024	$ 1,034,203	$ 1,039,374
Epicor Software Corp. 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.16% (A), 06/01/2022 (C)	1,129,618	1,135,090
Greeneden U.S. Holdings II LLC Term Loan B, 3-Month LIBOR + 3.50%, 5.80% (A), 12/01/2023 (C)	1,143,638	1,150,580
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 1-Month LIBOR + 3.00%, 4.90% (A), 05/31/2021 (C)	1,294,271	1,196,392
Infor, Inc. Term Loan B6, 1-Month LIBOR + 2.75%, 4.65% (A), 02/01/2022	1,168,487	1,173,078
Informatica Corp. Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 08/05/2022 (C)	1,192,698	1,201,218
Kronos, Inc. Term Loan B, 3-Month LIBOR + 3.00%, 4.88% (A), 11/01/2023	500,000	504,396
MA FinanceCo., LLC Term Loan B2, 1-Month LIBOR + 2.50%, 4.40% (A), 11/19/2021	459,266	456,969
Term Loan B3, 1-Month LIBOR + 2.75%, 4.65% (A), 06/21/2024	11,328	11,210
McAfee LLC Term Loan B, 1-Month LIBOR + 4.50%, 6.40% (A), 09/30/2024	1,175,944	1,190,643
Seattle Spinco, Inc. Term Loan B3, 1-Month LIBOR + 2.75%, 4.65% (A), 06/21/2024	76,502	75,852
Sophia, LP Term Loan B, 3-Month LIBOR + 3.25%, 5.55% (A), 09/30/2022	1,512,137	1,518,186
SS&C Technologies Holdings Europe SARL Term Loan B4, 1-Month LIBOR + 2.50%, 4.40% (A), 04/16/2025	124,637	125,398
SS&C Technologies, Inc. Term Loan B3, 3-Month LIBOR + 2.50%, 4.40% (A), 04/16/2025	336,865	338,924
VF Holding Corp. Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 06/30/2023	346,482	348,888

		15,813,928

	Principal	Value

LOAN ASSIGNMENTS (continued)
Specialty Retail - 0.5%
Bass Pro Group LLC Term Loan B, 1-Month LIBOR + 5.00%, 6.90% (A), 09/25/2024	$ 1,145,245	$ 1,150,614
Michaels Stores, Inc. Term Loan B1, 1-Month LIBOR + 2.75%, 4.65% (A), 01/30/2023	518,306	521,059
Party City Holdings, Inc. Term Loan B, 3-Month LIBOR + 2.75%, 4.92% (A), 08/19/2022	1,196,962	1,204,793
Staples, Inc. Term Loan B, 3-Month LIBOR + 4.00%, 5.79% (A), 09/12/2024	821,436	812,378
Titan Acquisition Ltd. Term Loan B, 2-Month LIBOR + 3.00%, 5.06% (A), 03/28/2025	221,328	221,536

		3,910,380

Technology Hardware, Storage & Peripherals - 0.4%
Diebold, Inc. Term Loan B, 1-Month LIBOR + 2.75%, 4.69% (A), 11/06/2023	445,500	445,222
Lully Finance LLC Term Loan B3, 1-Month LIBOR + 3.50%, 5.40% (A), 10/14/2022	1,234,293	1,237,379
Oberthur Technologies SA Term Loan B1, TBD, 01/10/2024 (C) (H)	1,000,000	994,500

		2,677,101

Textiles, Apparel & Luxury Goods - 0.0% (E)
Varsity Brands, Inc. Term Loan B, 1-Month LIBOR + 3.50%, 5.40% (A), 12/15/2024	77,311	77,818

Trading Companies & Distributors - 0.3%
BakerCorp International, Inc. Term Loan, 3-Month LIBOR + 3.00%, 5.36% (A), 02/07/2020	1,034,448	1,026,689
Beacon Roofing Supply, Inc. Term Loan B, 1-Month LIBOR + 2.25%, 4.13% (A), 01/02/2025	32,915	33,068
Univar, Inc. Term Loan B, 1-Month LIBOR + 2.50%, 4.40%(A), 07/01/2024	742,852	748,821
Wesco Aircraft Hardware Corp. Term Loan B, 3-Month LIBOR + 2.50%, 4.80%(A), 02/28/2021	800,000	796,000

		2,604,578

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

LOAN ASSIGNMENTS (continued)
Transportation Infrastructure - 0.2%
Drew Marine Partners LP 1st Lien Term Loan, 1-Month LIBOR + 3.25%, 5.15% (A), 11/19/2020	$ 1,200,000	$ 1,198,500

Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc. 1st Lien Term Loan B, 1-Month LIBOR + 2.50%, 4.44% (A), 02/02/2024	1,593,725	1,597,212

Total Loan Assignments (Cost $158,746,344)		158,014,674

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Federal National Mortgage Association 4.00%, 07/01/2047	1,633,877	1,666,384

Total U.S. Government Agency Obligation (Cost $1,694,637)		1,666,384

U.S. GOVERNMENT OBLIGATIONS - 7.1%
U.S. Treasury - 0.6%
U.S. Treasury Note 1.38%, 07/31/2019	750,000	740,889
2.13%, 02/29/2024	500,000	480,664
2.25%, 11/15/2027	781,000	736,398
2.38%, 04/15/2021 - 01/31/2023	1,550,000	1,530,496
2.50%, 01/31/2025	800,000	780,812

		4,269,259

U.S. Treasury Inflation-Protected Securities - 6.5%
U.S. Treasury Inflation-Indexed Bond 0.50%, 01/15/2028	373,430	364,330
0.75%, 02/15/2042 - 02/15/2045	3,859,416	3,726,313
0.88%, 02/15/2047	309,396	306,774
1.00%, 02/15/2046	1,260,816	1,288,975
1.75%, 01/15/2028	594,170	648,755
2.50%, 01/15/2029	2,628,677	3,089,901
3.88%, 04/15/2029	2,498,727	3,298,793
U.S. Treasury Inflation-Indexed Note 0.13%, 04/15/2019 - 07/15/2026	20,246,813	19,923,409
0.25%, 01/15/2025	3,153,240	3,059,079
0.38%, 07/15/2023 - 07/15/2027	6,387,516	6,240,503
0.63%, 01/15/2024 - 01/15/2026	3,633,899	3,611,086
1.13%, 01/15/2021	2,617,538	2,661,029

		48,218,947

Total U.S. Government Obligations (Cost $53,100,148)		52,488,206

	Shares	Value
COMMON STOCK - 0.0% (E)
Machinery - 0.0% (E)
Ameriforge Group, Inc.	2,679	120,555

Total Common Stock (Cost $91,086)		120,555

PREFERRED STOCKS - 2.3%
Banks - 1.4%
Banco Santander SA, 3-Month LIBOR + 0.52%, 4.00% (A)	41,440	1,012,379

	Shares	Value

PREFERRED STOCKS (continued)
Banks (continued)
Deutsche Bank Contingent Capital Trust II, 6.55% (G)	39,850	$ 1,021,754
GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 7.62% (A)	259,000	6,886,810
ING Groep NV, 6.13% (G)	13,745	348,711
Royal Bank of Scotland Group PLC, Series S, 6.60%	43,000	1,102,090

		10,371,744

Capital Markets - 0.3%
Apollo Global Management LLC, Series B, 6.38% (G)	90,000	2,178,000
Ares Management, LP, Series A, 7.00% (G)	2,985	77,759

		2,255,759

Oil, Gas & Consumable Fuels - 0.6%
Enbridge, Inc., Fixed until 04/15/2023, 6.38% (A)	60,000	1,515,000
Energy Transfer Partners, LP, Fixed until 05/15/2023, 7.38% (A) (G)	110,000	2,730,200

		4,245,200

Total Preferred Stocks (Cost $16,721,231)		16,872,703

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bill 1.65% (I), 06/07/2018 (J)	$ 150,000	149,747
1.67% (I), 06/07/2018 (J)	5,000,000	4,991,579
1.68% (I), 06/07/2018 (J)	200,000	199,663
1.69% (I), 06/07/2018 (J)	600,000	598,990
1.72% (I), 06/07/2018 (J)	25,000	24,958
1.74% (I), 06/07/2018 (J)	3,500,000	3,494,105

Total Short-Term U.S. Government Obligations (Cost $9,458,769)		9,459,042

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 7.5%
Money Market Funds - 7.5%
State Street Institutional U.S. Government Money Market Fund	55,516,771	55,516,771

Total Short-Term Investment Company (Cost $55,516,771)		55,516,771

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (I)	22,136,170	22,136,170

Total Securities Lending Collateral (Cost $22,136,170)		22,136,170

Total Investments (Cost $800,081,029)		793,235,264
Net Other Assets (Liabilities) - (7.1)%		(52,448,139)

Net Assets - 100.0%		$ 740,787,125

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(725)	06/20/2018	$(87,008,612)	$(86,728,125)	$280,487	$—

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	06/20/2018	EUR	9,630,000	USD	11,950,823	$—	$(275,944)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$105,923,102	$—	$105,923,102
Corporate Debt Securities	—	296,438,108	—	296,438,108
Foreign Government Obligations	—	74,599,549	—	74,599,549
Loan Assignments	—	158,014,674	—	158,014,674
U.S. Government Agency Obligation	—	1,666,384	—	1,666,384
U.S. Government Obligations	—	52,488,206	—	52,488,206
Common Stock	120,555	—	—	120,555
Preferred Stocks	16,872,703	—	—	16,872,703
Short-Term U.S. Government Obligations	—	9,459,042	—	9,459,042
Short-Term Investment Company	—	55,516,771	—	55,516,771
Securities Lending Collateral	22,136,170	—	—	22,136,170

Total Investments	$39,129,428	$754,105,836	$—	$793,235,264

Other Financial Instruments
Futures Contracts (L)	$280,487	$—	$—	$280,487

Total Other Financial Instruments	$280,487	$—	$—	$280,487

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(275,944)	$—	$(275,944)

Total Other Financial Instruments	$—	$(275,944)	$—	$(275,944)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $191,389,862, representing 25.8% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the value of the security is $1,920,000, representing 0.3% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,663,917. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	All or a portion of the security represents unsettled loan commitments at April 30, 2018 where the rate will be determined at time of settlement.
(I)	Rates disclosed reflect the yields at April 30, 2018.
(J)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $973,358.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
IDR	Indonesian Rupiah
PEN	Peruvian Sol
USD	United States Dollar
UYU	Uruguayan Peso

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.4%
Boeing Co.	76,970	$ 25,674,113

Airlines - 0.6%
United Continental Holdings, Inc. (A)	88,360	5,967,834

Banks - 0.9%
SVB Financial Group (A)	33,048	9,901,511

Beverages - 1.3%
Monster Beverage Corp. (A)	246,518	13,558,490

Biotechnology - 2.5%
Biogen, Inc. (A)	26,592	7,275,571
Incyte Corp. (A)	54,182	3,356,033
Seattle Genetics, Inc. (A)	108,039	5,530,516
TESARO, Inc. (A) (B)	42,502	2,163,777
Vertex Pharmaceuticals, Inc. (A)	56,723	8,687,695

		27,013,592

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	157,285	8,601,917

Capital Markets - 2.5%
BlackRock, Inc.	16,460	8,583,890
Intercontinental Exchange, Inc.	143,271	10,381,416
MarketAxess Holdings, Inc.	41,233	8,190,111

		27,155,417

Chemicals - 1.8%
PPG Industries, Inc.	125,933	13,333,786
Sherwin-Williams Co.	16,038	5,896,531

		19,230,317

Consumer Finance - 0.9%
Capital One Financial Corp.	107,905	9,778,351

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	281,111	13,872,828

Electrical Equipment - 1.6%
AMETEK, Inc.	141,599	9,883,610
Eaton Corp. PLC	99,006	7,428,420

		17,312,030

Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	107,344	7,652,554
IPG Photonics Corp. (A)	36,591	7,794,980

		15,447,534

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	79,540	15,682,106

Health Care Equipment & Supplies - 3.5%
Baxter International, Inc.	161,366	11,214,937
Boston Scientific Corp. (A)	350,820	10,075,550
Hologic, Inc. (A)	174,657	6,774,945
Medtronic PLC	118,250	9,475,373

		37,540,805

Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	118,889	28,105,360

Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	156,819	12,363,610

Household Durables - 0.9%
Mohawk Industries, Inc. (A)	45,192	9,484,897

Household Products - 0.9%
Colgate-Palmolive Co.	150,391	9,810,005

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.0%
Allstate Corp.	104,752	$ 10,246,841

Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc. (A)	33,571	52,576,550
Booking Holdings, Inc. (A)	9,997	21,773,466
Netflix, Inc. (A)	48,523	15,161,497
Wayfair, Inc., Class A (A) (B)	90,660	5,648,118

		95,159,631

Internet Software & Services - 11.6%
Alphabet, Inc., Class A (A)	43,994	44,811,408
Alphabet, Inc., Class C (A)	20,466	20,820,676
Facebook, Inc., Class A (A)	241,108	41,470,576
GoDaddy, Inc., Class A (A)	271,046	17,498,730

		124,601,390

IT Services - 7.9%
Cognizant Technology Solutions Corp., Class A	109,645	8,971,154
FleetCor Technologies, Inc. (A)	58,547	12,135,622
Global Payments, Inc.	117,632	13,298,297
Mastercard, Inc., Class A	209,200	37,294,084
PayPal Holdings, Inc. (A)	170,511	12,721,826

		84,420,983

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	72,684	15,289,079

Machinery - 3.6%
Gardner Denver Holdings, Inc. (A)	189,952	6,008,182
Illinois Tool Works, Inc.	59,186	8,405,596
Middleby Corp. (A)	55,316	6,960,965
Nordson Corp.	64,628	8,311,161
Snap-on, Inc.	61,532	8,937,523

		38,623,427

Media - 1.9%
Comcast Corp., Class A	636,409	19,976,879

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	146,847	14,081,159

Oil, Gas & Consumable Fuels - 0.9%
Continental Resources, Inc. (A)	141,880	9,372,593

Personal Products - 1.3%
Estee Lauder Cos., Inc., Class A	93,129	13,791,474

Pharmaceuticals - 1.8%
Allergan PLC	61,386	9,431,959
Bristol-Myers Squibb Co.	181,464	9,459,718

		18,891,677

Professional Services - 1.2%
Equifax, Inc.	47,405	5,311,730
IHS Markit, Ltd. (A)	153,944	7,563,269

		12,874,999

Road & Rail - 1.6%
JB Hunt Transport Services, Inc.	71,274	8,369,706
Norfolk Southern Corp.	57,241	8,212,366

		16,582,072

Semiconductors & Semiconductor Equipment - 3.5%
Lam Research Corp.	57,167	10,579,325
Micron Technology, Inc. (A)	180,156	8,283,573

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	50,177	$ 11,284,807
ON Semiconductor Corp. (A)	319,080	7,045,287

		37,192,992

Software - 10.0%
Adobe Systems, Inc. (A)	89,729	19,883,946
Microsoft Corp.	398,977	37,312,329
salesforce.com, Inc. (A)	158,059	19,123,559
ServiceNow, Inc. (A)	60,037	9,974,547
SS&C Technologies Holdings, Inc.	187,459	9,307,339
Workday, Inc., Class A (A)	94,721	11,824,970

		107,426,690

Specialty Retail - 1.4%
TJX Cos., Inc.	173,201	14,696,105

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	342,928	56,672,281
NetApp, Inc.	189,318	12,604,793

		69,277,074

Textiles, Apparel & Luxury Goods - 4.7%
NIKE, Inc., Class B	348,728	23,849,508
Under Armour, Inc., Class A (A) (B)	95,575	1,697,412
Under Armour, Inc., Class C (A) (B)	624,314	9,583,220
VF Corp.	192,095	15,534,722

		50,664,862

Total Common Stocks (Cost $709,860,969)		1,059,670,644

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	15,874,099	$ 15,874,099

Total Securities Lending Collateral (Cost $15,874,099)		15,874,099

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $11,075,084 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $11,299,394.	$ 11,074,856	11,074,856

Total Repurchase Agreement (Cost $11,074,856)		11,074,856

Total Investments (Cost $736,809,924)		1,086,619,599
Net Other Assets (Liabilities) - (1.6)%		(16,793,159)

Net Assets - 100.0%		$ 1,069,826,440

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,059,670,644	$—	$—	$1,059,670,644
Securities Lending Collateral	15,874,099	—	—	15,874,099
Repurchase Agreement	—	11,074,856	—	11,074,856

Total Investments	$1,075,544,743	$11,074,856	$—	$1,086,619,599

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,484,043. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2018

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused
Assets:
Investments, at value (A) (B)	$143,989,810	$186,324,823	$1,052,122,953	$197,570,674	$678,537,976
Repurchase agreements, at value (C)	—	304,742	35,981,423	10,910,825	12,342,235
Cash	1,050,161	114,820	—	—	—
Receivables and other assets:
Shares of beneficial interest sold	—	1,859	6,651,735	71,199	26,865
Investments sold	1,491,741	1,275	—	—	—
When-issued, delayed-delivery, forward and TBA commitments sold	43,701	—	—	—	—
Interest	372,883	1,749,215	740	224	254
Dividends	56,499	26,520	255,071	191,264	806,480
Tax reclaims	294	—	4,317	108,735	206,662
Net income from securities lending	664	3,944	24,546	564	86
Prepaid expenses	641	625	2,986	587	2,134
Total assets	147,006,394	188,527,823	1,095,043,771	208,854,072	691,922,692

Liabilities:
Cash collateral received at broker:
OTC derivatives (D)	—	—	290,000	—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	48,337	3,109,570	851,293	219,281	777,468
Investments purchased	1,394,800	—	—	711,646	—
When-issued, delayed-delivery, forward and TBA commitments purchased	6,623,333	1,486,940	—	—	—
Investment management fees	12,886	106,951	667,699	122,202	423,087
Distribution and service fees	37,978	—	157,719	1,154	26,311
Transfer agent fees	1,157	1,280	78,354	6,693	11,268
Trustees, CCO and deferred compensation fees	569	661	3,426	569	1,937
Audit and tax fees	26,622	15,900	13,257	14,039	14,046
Custody fees	10,367	3,569	383	5,639	6,390
Legal fees	2,135	1,136	130	1,559	4,457
Printing and shareholder reports fees	4,258	7,851	21,248	11,989	27,550
Registration fees	4,884	54	16,099	9,092	7,134
Variation margin payable on futures contracts	4,833	—	—	—	—
Other	984	3,474	2,091	890	2,800
Collateral for securities on loan	962,884	1,006,510	72,628,047	5,376,753	—
Total liabilities	9,136,027	5,743,896	74,729,746	6,481,506	1,302,448
Net assets	$137,870,367	$182,783,927	$1,020,314,025	$202,372,566	$690,620,244

Net assets consist of:
Paid-in capital	$135,324,372	$191,603,656	$684,089,244	$146,042,447	$519,412,347
Undistributed (distributions in excess of) net investment income (loss)	98,006	(391,036)	(2,452,879)	80,280	763,069
Accumulated net realized gain (loss)	452,801	1,911,247	76,980,036	10,735,543	16,168,834
Net unrealized appreciation (depreciation) on:
Investments	2,007,996	(10,342,928)	261,697,624	45,514,296	154,275,994
Futures contracts	(12,808)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	2,988	—	—	—
Net assets	$137,870,367	$182,783,927	$1,020,314,025	$202,372,566	$690,620,244

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused
Net assets by class:
Class A	$—	$—	$280,427,371	$1,105,002	$92,489,626
Class B	—	—	1,163,851	—	—
Class C	—	—	109,552,722	1,027,719	6,840,003
Class I	—	—	447,181,010	32,718,179	16,766,769
Class I2	—	176,380,197	181,842,287	167,498,671	570,605,875
Class I3	52,106,102	—	—	—	—
Class R	85,764,265	—	—	—	—
Class R6	—	6,403,730	—	—	3,871,835
Class T1	—	—	68,133	11,066	34,888
Advisor Class	—	—	78,651	11,929	11,248
Shares outstanding (unlimited shares, no par value):
Class A	—	—	10,913,536	65,272	8,450,727
Class B	—	—	57,660	—	—
Class C	—	—	5,319,156	62,504	628,460
Class I	—	—	16,604,438	1,949,354	1,532,520
Class I2	—	19,101,339	13,601,135	9,850,888	52,124,192
Class I3	5,133,802	—	—	—	—
Class R	8,458,550	—	—	—	—
Class R6	—	693,151	—	—	353,857
Class T1	—	—	2,648	653	3,177
Advisor Class	—	—	2,924	705	1,020
Net asset value per share: (E)
Class A	$—	$—	$25.70	$16.93	$10.94
Class B	—	—	20.18	—	—
Class C	—	—	20.60	16.44	10.88
Class I	—	—	26.93	16.78	10.94
Class I2	—	9.23	13.37	17.00	10.95
Class I3	10.15	—	—	—	—
Class R	10.14	—	—	—	—
Class R6	—	9.24	—	—	10.94
Class T1	—	—	25.73	16.96	10.98
Advisor Class	—	—	26.90	16.91	11.03
Maximum offering price per share: (F)
Class A	$—	$—	$27.20	$17.92	$11.58
Class T1	—	—	26.39	17.39	11.26

(A) Investments, at cost	$141,981,814	$196,667,751	$790,425,329	$152,056,378	$524,261,982
(B) Securities on loan, at value	$942,365	$985,217	$69,948,786	$5,244,692	$—
(C) Repurchase agreements, at cost	$—	$304,742	$35,981,423	$10,910,825	$12,342,235

(D)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(E)	Net asset value per share for Class B, C, I, I2, I3, R, R6, and Advisor Class Shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Dynamic Allocation	Transamerica Dynamic Income	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity	Transamerica Event Driven
Assets:
Investments, at value (A) (B)	$18,302,843	$293,607,879	$995,423,314		$273,230,116	$130,031,050
Repurchase agreements, at value (C)	—	1,247,752	19,973,059		5,507,019	7,542,385
Cash	74,618	—	220,197		—	107
Cash collateral pledged at custodian:
OTC derivatives (G)	—	—	1,880,000		—	3,500,000
Cash collateral pledged at broker:
Futures contracts	—	—	—		—	52,200
Securities sold short	—	—	—		—	28,258,963
OTC derivatives (G)	—	—	—		—	135,266
Foreign currency, at value (D)	—	—	7,868,669		179,899	4,754
Receivables and other assets:
Shares of beneficial interest sold	7,462	194,397	1,310,313		29,095	2,266
Investments sold	—	—	20,751,902		27	1,323,649
Interest	—	26	12,897,364		113	316,172
Dividends	—	—	—		148,038	14,829
Tax reclaims	—	—	3,457		7,268	—
Net income from securities lending	1,314	40,949	45,886		1,071	2,598
Variation margin receivable on futures contracts	—	—	—		—	739,286
Prepaid expenses	58	840	3,652		1,216	484
OTC swap agreements, at value	—	—	—		—	33,602
Unrealized appreciation on forward foreign currency contracts	—	—	937,476		—	81,416
Total assets	18,386,295	295,091,843	1,061,315,289		279,103,862	172,039,027

Liabilities:
Cash collateral received at broker:
Securities sold short	—	—	—		—	109,345
OTC derivatives (G)	—	—	150,000		—	—
Payables and other liabilities:
Shares of beneficial interest redeemed	280	834,833	738,644		3,465	155,290
Investments purchased	—	—	17,298,824		—	1,866,237
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	8,484,255		—	800,000
Investment management fees	867	110,849	522,887		239,339	88,176
Distribution and service fees	7,722	138,318	16,781		5,234	—
Transfer agent fees	2,474	37,427	73,500		4,472	896
Trustees, CCO and deferred compensation fees	50	1,109	3,514		1,017	203
Audit and tax fees	11,980	12,895	20,483		18,041	16,094
Custody fees	1,188	1,275	1,377		1,040	29,375
Legal fees	112	2,995	3,194		835	17
Printing and shareholder reports fees	1,994	30,143	23,215		1,499	38
Registration fees	5,836	10,648	28,989		9,365	7,652
Dividends, interest and fees for borrowings from securities sold short	—	—	—		—	254,249
Other	3,734	1,316	7,117		986	36,132
Foreign capital gains tax	—	—	24,070		—	—
Collateral for securities on loan	1,323,378	23,316,450	86,456,907		1,492,296	1,998,931
Securities sold short, at value (E)	—	—	—		—	33,493,578
Written options and swaptions, at value (F)	—	—	—		—	284,360
OTC swap agreements, at value	—	—	—		—	171,334
Unrealized depreciation on forward foreign currency contracts	—	—	1,030,550		—	16,605
Total liabilities	1,359,615	24,498,258	114,884,307		1,777,589	39,328,512
Net assets	$17,026,680	$270,593,585	$946,430,982		$277,326,273	$132,710,515

Net assets consist of:
Paid-in capital	$16,206,102	$339,353,988	$993,452,376		$280,903,555	$131,919,059
Undistributed (distributions in excess of) net investment income (loss)	25,385	141,198	3,454,286		208,917	(151,205)
Accumulated net realized gain (loss)	(2,125,940)	(59,838,840)	(35,512,203)		(52,919,016)	519,770
Net unrealized appreciation (depreciation) on:
Investments	2,921,133	(9,062,761)	(14,652,147	)(H)	49,133,885	(728,536)
Securities sold short	—	—	—		—	1,354,175
Written options and swaptions	—	—	—		—	73,235
Swap agreements	—	—	—		—	(95,325)
Futures contracts	—	—	—		—	9,583
Forward foreign currency contracts	—	—	(93,074)		—	64,811
Translation of assets and liabilities denominated in foreign currencies	—	—	(218,256)		(1,068)	(255,052)
Net assets	$17,026,680	$270,593,585	$946,430,982		$277,326,273	$132,710,515

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Dynamic Allocation		Transamerica Dynamic Income	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity	Transamerica Event Driven
Net assets by class:
Class A	$7,570,086		$81,518,216	$20,733,081		$12,254,154	$—
Class C	6,802,757		134,008,211	13,516,285		2,889,898	—
Class I	2,643,020		55,046,764	691,924,175		11,102,566	60,497
Class I2	—		—	213,109,885		251,053,260	132,639,424
Class R6	—		—	7,122,670		—	—
Class T1	10,817		10,203	10,658		12,209	—
Advisor Class	—		10,191	14,228		14,186	10,594
Shares outstanding (unlimited shares, no par value):
Class A	637,881		8,876,512	1,940,474		1,066,284	—
Class C	579,691		14,659,555	1,272,896		253,287	—
Class I	223,516		5,992,924	64,550,888		960,648	5,768
Class I2	—		—	19,886,503		21,709,200	12,827,130
Class R6	—		—	664,850		—	—
Class T1	910		1,108	987		1,059	—
Advisor Class	—		1,110	1,312		1,204	1,009
Net asset value per share: (I)
Class A	$11.87		$9.18	$10.68		$11.49	$—
Class C	11.74		9.14	10.62		11.41	—
Class I	11.82		9.19	10.72		11.56	10.49
Class I2	—		—	10.72		11.56	10.34
Class R6	—		—	10.71		—	—
Class T1	11.88	(J)	9.21	10.79	(J)	11.53	—
Advisor Class	—		9.18	10.84		11.78	10.50
Maximum offering price per share: (K)
Class A	$12.56		$9.64	$11.21		$12.16	$—
Class T1	12.18		9.45	11.07		11.83	—

(A) Investments, at cost	$15,381,710		$302,670,640	$1,010,051,391		$224,096,231	$130,759,586
(B) Securities on loan, at value	$1,296,299		$22,702,705	$84,657,681		$1,417,481	$1,953,031
(C) Repurchase agreements, at cost	$—		$1,247,752	$19,973,059		$5,507,019	$7,542,385
(D) Foreign currency, at cost	$—		$—	$7,991,193		$180,760	$4,757
(E) Proceeds received from securities sold short	$—		$—	$—		$—	$34,847,753
(F) Premium received on written options and swaptions	$—		$—	$—		$—	$(357,595)

(G)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(H)	Net of foreign capital gains tax of $24,070.
(I)	Net asset value per share for Class C, I, I2, R6, and Advisor Class Shares represents offering price. The redemption price for Class A, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(J)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(K)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Flexible Income	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market	Transamerica Growth
Assets:
Investments, at value (A) (B)	$521,772,831	$751,806,169	$118,599,321	$772,787,593	$224,166,103
Repurchase agreements, at value (C)	10,857,919	54,395,072	289,353	403,077,949	668,485
Cash	—	—	61,806	—	—
Unrealized appreciation on unfunded commitments	—	7,148	—	—	—
Receivables and other assets:
Shares of beneficial interest sold	3,636,284	1,736,901	22,075	1,393,135	10,631
Due from investment manager	—	—	—	217,389	—
Investments sold	—	4,217,674	12,561	—	709,140
When-issued, delayed-delivery, forward and TBA commitments sold	—	4,509,438	—	—	—
Interest	4,372,393	3,360,174	6	499,896	14
Dividends	4,130	2,757	305,239	—	95,273
Tax reclaims	—	—	84,076	—	29,673
Net income from securities lending	8,086	2,286	480	—	3,459
Prepaid expenses	1,416	2,174	430	4,748	459
Total assets	540,653,059	820,039,793	119,375,347	1,177,980,710	225,683,237

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	729,656	318,669	10,141	1,425,681	294,174
Investments purchased	3,988,601	1,992,752	—	—	186,739
Money market waiver due to advisor	—	—	—	150,451	—
When-issued, delayed-delivery, forward and TBA commitments purchased	18,675,419	57,081,981	—	—	—
Investment management fees	205,347	407,414	48,024	—	162,421
Distribution and service fees	60,784	25,945	46,109	3,011,318	—
Transfer agent fees	38,527	15,670	22,280	201,430	1,468
Trustees, CCO and deferred compensation fees	1,326	1,045	316	5,363	876
Audit and tax fees	21,867	4,157	13,870	26,957	12,270
Custody fees	4,184	19,940	3,643	6,376	8,064
Legal fees	1,319	102	441	1,115	3,520
Printing and shareholder reports fees	19,567	3,795	13,852	364	9,572
Registration fees	1,282	13,046	4,604	20,285	50
Dividends and/or distributions payable	198,391	7,486	—	1,517	—
Other	1,746	1,908	524	13,072	1,233
Collateral for securities on loan	13,211,140	4,383,419	537,966	—	668,088
Total liabilities	37,159,156	64,277,329	701,770	4,863,929	1,348,475
Net assets	$503,493,903	$755,762,464	$118,673,577	$1,173,116,781	$224,334,762
Net assets consist of:
Paid-in capital	$506,974,943	$757,384,630	$105,290,459	$1,173,116,781	$38,246,652
Undistributed (distributions in excess of) net investment income (loss)	(517,737)	14,306	(1,385,749)	—	(570,880)
Accumulated net realized gain (loss)	(4,116,686)	439,828	(6,105,950)	—	90,469,508
Net unrealized appreciation (depreciation) on:
Investments	1,153,364	(2,083,448)	20,881,059	—	96,188,595
Unfunded commitments	—	7,148	—	—	—
Translation of assets and liabilities denominated in foreign currencies	19	—	(6,242)	—	887
Net assets	$503,493,903	$755,762,464	$118,673,577	$1,173,116,781	$224,334,762

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Flexible Income		Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market	Transamerica Growth
Net assets by class:
Class A	$84,091,445		$46,517,484	$41,715,143	$177,596,478	$—
Class B	258,214		—	425,347	555,024	—
Class C	48,656,122		20,171,099	41,658,408	18,409,305	—
Class I	252,467,156		111,490,788	33,670,728	21,255,896	—
Class I2	110,849,280		577,572,683	—	5,391,848	212,576,216
Class I3	—		—	—	81,591,758	—
Class R2	—		—	—	679,729,555	—
Class R4	—		—	—	188,586,917	—
Class R6	7,150,907		—	1,179,894	—	11,758,546
Class T1	10,285		10,410	11,604	—	—
Advisor Class	10,494		—	12,453	—	—
Shares outstanding (unlimited shares, no par value):
Class A	9,252,308		4,674,545	3,061,340	177,596,025	—
Class B	28,374		—	31,550	554,694	—
Class C	5,387,756		2,025,961	3,116,089	18,405,777	—
Class I	27,729,435		11,240,688	2,468,005	21,256,664	—
Class I2	12,172,928		58,019,516	—	5,391,457	19,423,227
Class I3	—		—	—	81,591,758	—
Class R2	—		—	—	679,729,555	—
Class R4	—		—	—	188,586,917	—
Class R6	785,467		—	86,447	—	1,074,661
Class T1	1,132		1,046	848	—	—
Advisor Class	1,153		—	887	—	—
Net asset value per share: (D)
Class A	$9.09		$9.95	$13.63	$1.00	$—
Class B	9.10		—	13.48	1.00	—
Class C	9.03		9.96	13.37	1.00	—
Class I	9.10		9.92	13.64	1.00	—
Class I2	9.11		9.95	—	1.00	10.94
Class I3	—		—	—	1.00	—
Class R2	—		—	—	1.00	—
Class R4	—		—	—	1.00	—
Class R6	9.10		—	13.65	—	10.94
Class T1	9.08	(E)	9.95	13.68	—	—
Advisor Class	9.10		—	14.04	—	—
Maximum offering price per share: (F)
Class A	$9.54		$10.45	$14.42	$—	$—
Class T1	9.31		10.21	14.03	—	—

(A) Investments, at cost	$520,619,467		$753,889,617	$97,718,262	$772,787,593	$127,977,508
(B) Securities on loan, at value	$12,934,508		$4,288,875	$526,379	$—	$654,818
(C) Repurchase agreements, at cost	$10,857,919		$54,395,072	$289,353	$403,077,949	$668,485

(D)	Net asset value per share for Class B, C, I, I2, I3, R2, R4, R6, and Advisor Class Shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities
Assets:
Investments, at value (A) (B)	$302,402,662	$1,610,175,851	$96,775,923	$179,083,999	$169,556,020
Repurchase agreements, at value (C)	—	45,585,563	2,348,023	—	—
Cash	1,659,440	1,331,564	—	—	23,959
Cash collateral pledged at broker:
OTC derivatives (F)	—	—	—	1,160,000	10,000
Centrally cleared swap agreements	—	—	—	—	941,000
Futures contracts	—	—	—	—
Foreign currency, at value (D)	—	—	—	2,317	81,800
Receivables and other assets:
Shares of beneficial interest sold	9,574	396,378	176,459	3,718	35,194
Investments sold	8,224,726	108,246	—	—	2,807,001
When-issued, delayed-delivery, forward and TBA commitments sold	—	1,357,104	—	—	—
Interest	1,029,604	23,393,969	1,417,143	531,364	302,987
Tax reclaims	—	5,947	—	—	1,202
Net income from securities lending	865	107,937	—	653	—
Due from distributor	—	—	5,217	—	—
Prepaid expenses	592	5,000	346	585	120
OTC swap agreements, at value	—	—	—	—	7,576
Unrealized appreciation on forward foreign currency contracts	—	—	—	854,515	97,956
Total assets	313,327,463	1,682,467,559	100,723,111	181,637,151	173,864,815
Liabilities:
Cash collateral received at broker:
OTC derivatives (F)	—	—	—	—	10,000
Payables and other liabilities:
Shares of beneficial interest redeemed	28,633	961,120	290,744	10,943	84,182
Investments purchased	8,218,831	1,864,987	—	—	6,142,722
When-issued, delayed-delivery, forward and TBA commitments purchased	1,500,000	6,737,706	500,010	—	—
Investment management fees	70,996	724,103	44,930	93,875	19,974
Distribution and service fees	16,689	161,105	16,865	700	9,206
Transfer agent fees	1,886	42,375	8,430	1,926	1,029
Trustees, CCO and deferred compensation fees	1,187	4,729	188	391	760
Audit and tax fees	25,064	31,328	19,538	19,962	23,288
Custody fees	6,746	23,764	2,684	4,120	9,104
Legal fees	4,970	9,953	380	612	4,967
Printing and shareholder reports fees	8,194	43,995	6,733	4,003	6,147
Registration fees	4,155	13,464	11,030	8,682	3,751
Dividends and/or distributions payable	—	80,864	2,213	—	—
Variation margin payable on centrally cleared swap agreements	—	—	—	—	9,094
Variation margin payable on futures contracts	—	—	—	—	8,926
Other	2,235	7,237	714	919	2,002
Collateral for securities on loan	2,067,015	125,987,258	—	2,649,640	—
Written options and swaptions, at value (E)	—	—	—	—	399,497
OTC swap agreements, at value	—	—	—	—	1,699
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	5,053
Total liabilities	11,956,601	136,693,988	904,459	2,795,773	6,741,401
Net assets	$301,370,862	$1,545,773,571	$99,818,652	$178,841,378	$167,123,414

Net assets consist of:
Paid-in capital	$310,898,518	$1,610,554,073	$101,472,255	$182,437,791	$173,534,029
Undistributed (distributions in excess of) net investment income (loss)	294,921	(284,398)	46	308,319	1,303,001
Accumulated net realized gain (loss)	(5,538,368)	(22,966,257)	(1,807,164)	(4,976,337)	(5,377,147)
Net unrealized appreciation (depreciation) on:
Investments	(4,284,209)	(41,529,847)	153,515	217,307	(2,569,094)
Written options and swaptions	—	—	—	—	5,986
Swap agreements	—	—	—	—	173,224
Futures contracts	—	—	—	—	(19,074)
Forward foreign currency contracts	—	—	—	854,515	92,903
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(217)	(20,414)
Net assets	$301,370,862	$1,545,773,571	$99,818,652	$178,841,378	$167,123,414

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation-Protected Securities
Net assets by class:
Class A	$—	$97,462,528	$30,262,294	$608,563	$—
Class B	—	469,808	—	—	—
Class C	—	40,327,846	11,523,676	660,746	—
Class I	—	136,641,714	58,011,807	420,723	—
Class I2	—	495,095,647	10,163	177,089,486	—
Class I3	244,374,707	321,727,840	—	—	135,838,448
Class R	18,214,350	47,067,150	—	—	10,956,620
Class R4	38,781,805	379,716,332	—	—	20,328,346
Class R6	—	27,238,379	—	51,613	—
Class T1	—	10,468	10,712	10,247	—
Advisor Class	—	15,859	—	—	—
Shares outstanding (unlimited shares, no par value):
Class A	—	10,772,974	2,637,161	61,370	—
Class B	—	51,875	—	—	—
Class C	—	4,478,636	1,002,904	67,824	—
Class I	—	15,010,959	5,044,273	42,206	—
Class I2	—	54,182,186	884	17,727,977	—
Class I3	24,847,824	35,209,920	—	—	13,650,878
Class R	1,850,097	5,151,594	—	—	1,100,328
Class R4	3,944,339	41,556,208	—	—	2,042,774
Class R6	—	2,981,269	—	5,166	—
Class T1	—	1,157	933	1,032	—
Advisor Class	—	1,739	—	—	—
Net asset value per share: (G)
Class A	$—	$9.05	$11.48	$9.92	$—
Class B	—	9.06	—	—	—
Class C	—	9.00	11.49	9.74	—
Class I	—	9.10	11.50	9.97	—
Class I2	—	9.14	11.50	9.99	—
Class I3	9.83	9.14	—	—	9.95
Class R	9.85	9.14	—	—	9.96
Class R4	9.83	9.14	—	—	9.95
Class R6	—	9.14	—	9.99	—
Class T1	—	9.05	11.48	9.93	—
Advisor Class	—	9.12	—	—	—
Maximum offering price per share: (H)
Class A	$—	$9.50	$11.87	$10.41	$—
Class T1	—	9.28	11.77	10.18	—

(A) Investments, at cost	$306,686,871	$1,651,705,698	$96,622,408	$178,866,692	$172,125,114
(B) Securities on loan, at value	$2,023,706	$123,397,348	$—	$2,596,411	$—
(C) Repurchase agreements, at cost	$—	$45,585,563	$2,348,023	$—	$—
(D) Foreign currency, at cost	$—	$—	$—	$2,352	$83,289
(E) Premium received on written options and swaptions	$—	$—	$—	$—	$(405,483)

(F)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(G)	Net asset value per share for Class B, C, I, I2, I3, R, R4, R6, and Advisor Class Shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(H)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Growth	Transamerica International Small Cap Value
Assets:
Investments, at value (A) (B)	$3,517,923,112	$1,403,607,462	$5,949,358,647	$1,409,525,294	$896,660,295
Repurchase agreements, at value (C)	22,835,176	24,796,348	183,741,072	46,781,165	4,598,466
Cash	1,715,302	5,461	—	—	—
Cash collateral pledged at broker:
TBA commitments	2,525,268	—	—	—	—
Foreign currency, at value (D)	—	—	—	2,815,360	214,042
Receivables and other assets:
Shares of beneficial interest sold	8,539	4,261,475	8,707,779	12,020	290,694
Investments sold	39,091,658	1,187,006	27,263,622	3,922	878,243
When-issued, delayed-delivery, forward and TBA commitments sold	8,001,712	—	2,320,541	—	370,942
Interest	21,690,199	16,624,237	3,770	962	94
Dividends	—	—	27,343,337	6,605,153	6,060,409
Tax reclaims	—	—	6,680,695	2,063,188	519,302
Net income from securities lending	19,462	—	151,958	1,059	9,508
Due from distributor	—	63,393	—	—	—
Prepaid expenses	8,431	4,966	20,829	5,045	3,331
Total assets	3,613,818,859	1,450,550,348	6,205,592,250	1,467,813,168	909,605,326
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	263,112	3,022,155	32,309,996	311	64,334
Investments purchased	35,204,518	92,101	48,788,901	19,938,453	1,294,079
When-issued, delayed-delivery, forward and TBA commitments purchased	403,271,108	4,054,719	902,309	—	324,954
Investment management fees	1,034,351	539,073	3,567,266	890,624	731,269
Distribution and service fees	108,611	215,157	148,417	3	—
Transfer agent fees	20,326	132,262	294,842	8,899	37,937
Trustees, CCO and deferred compensation fees	5,555	2,272	19,215	2,542	1,453
Audit and tax fees	33,767	18,802	40,637	20,239	14,996
Custody fees	23,684	9,496	87,630	23,401	31,067
Legal fees	6,207	2,112	857	2,745	618
Printing and shareholder reports fees	15,693	43,358	19,201	3,497	14,035
Registration fees	10,389	21,685	44,615	8,528	6,577
Dividends and/or distributions payable	—	653,863	—	—	—
Other	10,186	3,888	12,767	2,991	3,082
Collateral for securities on loan	22,789,338	—	291,390,325	23,975,000	10,014,761
Total liabilities	462,796,845	8,810,943	377,626,978	44,877,233	12,539,162
Net assets	$3,151,022,014	$1,441,739,405	$5,827,965,272	$1,422,935,935	$897,066,164

Net assets consist of:
Paid-in capital	$3,246,052,971	$1,485,540,697	$5,090,019,921	$1,231,410,408	$751,917,972
Undistributed (distributions in excess of) net investment income (loss)	(1,245,502)	939	1,639,670	6,482,121	(10,204,674)
Accumulated net realized gain (loss)	(30,849,675)	(15,164,422)	104,131,863	183,948,039	15,455,534
Net unrealized appreciation (depreciation) on:
Investments	(62,935,780)	(28,637,809)	633,133,328	1,202,147	139,989,799
Translation of assets and liabilities denominated in foreign currencies	—	—	(959,510)	(106,780)	(92,467)
Net assets	$3,151,022,014	$1,441,739,405	$5,827,965,272	$1,422,935,935	$897,066,164

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Growth	Transamerica International Small Cap Value

Net assets by class:
Class A	$—	$288,868,529	$247,706,371	$17,562	$—
Class C	—	170,803,790	80,125,012	—	—
Class I	—	981,124,164	2,563,582,558	10,094	378,260,027
Class I2	2,043,723,667	9,922	2,389,171,987	1,422,898,181	518,806,137
Class I3	724,650,337	—	258,959,209	—	—
Class R	102,216,919	—	44,586,032	—	—
Class R4	280,431,091	—	20,527,914	—	—
Class R6	—	—	222,072,129	10,098	—
Class T1	—	10,296	30,757	—	—
Advisor Class	—	922,704	1,203,303	—	—
Shares outstanding (unlimited shares, no par value):
Class A	—	25,905,324	12,721,715	1,957	—
Class C	—	15,350,029	4,179,407	—	—
Class I	—	87,585,988	130,097,619	1,125	26,457,881
Class I2	207,026,123	886	121,121,821	158,484,412	36,225,856
Class I3	73,276,215	—	13,044,373	—	—
Class R	10,331,477	—	2,243,881	—	—
Class R4	28,357,809	—	1,034,665	—	—
Class R6	—	—	11,152,229	1,125	—
Class T1	—	923	1,569	—	—
Advisor Class	—	82,375	60,177	—	—
Net asset value per share: (E)
Class A	$—	$11.15	$19.47	$8.97	$—
Class C	—	11.13	19.17	—	—
Class I	—	11.20	19.71	8.97	14.30
Class I2	9.87	11.20	19.73	8.98	14.32
Class I3	9.89	—	19.85	—	—
Class R	9.89	—	19.87	—	—
Class R4	9.89	—	19.84	—	—
Class R6	—	—	19.91	8.98	—
Class T1	—	11.15	19.60	—	—
Advisor Class	—	11.20	20.00	—	—
Maximum offering price per share: (F)
Class A	$—	$11.52	$20.60	$9.49	$—
Class T1	—	11.44	20.10	—	—

(A) Investments, at cost	$3,580,858,892	$1,432,245,271	$5,316,225,319	$1,408,323,147	$756,670,496
(B) Securities on loan, at value	$22,328,439	$—	$277,478,894	$22,721,745	$9,454,134
(C) Repurchase agreements, at cost	$22,835,176	$24,796,348	$183,741,072	$46,781,165	$4,598,466
(D) Foreign currency, at cost	$—	$—	$—	$2,822,468	$213,847

(E)	Net asset value per share for Class C, I, I2, I3, R, R4, R6, and Advisor Class Shares represents offering price. The redemption price for Class A, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(F)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Assets:
Investments, at value (A) (B)	$2,108,380,685	$283,799,154	$849,408,998	$640,124,570	$93,113,968
Repurchase agreements, at value (C)	43,450,445	—	—	—	5,007,094
Cash	—	1,536,758	713,480	4,601,079	—
Receivables and other assets:
Shares of beneficial interest sold	933,186	43,238	4,992	—	117,941
Investments sold	5,028,890	—	1,557,832	—	72,587,441
Interest	893	—	—	—	103
Dividends	1,748,853	239,352	320,633	478,171	59,295
Tax reclaims	740,324	—	15,908	—	—
Net income from securities lending	18	783	19,971	—	—
Prepaid expenses	6,976	808	2,248	1,490	727
Total assets	2,160,290,270	285,620,093	852,044,062	645,205,310	170,886,569

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,410,089	32,980	599,867	197,387	79,923,496
Investments purchased	3,047,692	—	192,302	692,784	—
Investment management fees	1,225,066	124,612	436,542	249,168	149,991
Distribution and service fees	63,526	35,267	70,128	57,477	16,460
Transfer agent fees	68,648	1,954	7,062	4,495	4,988
Trustees, CCO and deferred compensation fees	4,682	562	1,802	2,672	655
Audit and tax fees	19,712	22,457	25,358	27,231	24,921
Custody fees	15,577	9,154	46,323	49,869	5,354
Legal fees	9,069	2,423	7,351	13,739	1,561
Printing and shareholder reports fees	22,530	84	10,508	20,721	25,330
Registration fees	17,270	5,489	8,793	6,162	11,174
Other	7,079	843	2,422	4,837	1,081
Collateral for securities on loan	—	90,480	12,329,416	—	—
Total liabilities	5,910,940	326,305	13,737,874	1,326,542	80,165,011
Net assets	$2,154,379,330	$285,293,788	$838,306,188	$643,878,768	$90,721,558

Net assets consist of:
Paid-in capital	$1,908,887,124	$248,237,750	$651,623,855	$581,202,592	$49,766,027
Undistributed (distributions in excess of) net investment income (loss)	712,099	122,311	(3,291,313)	389,855	(2,834)
Accumulated net realized gain (loss)	122,560,539	8,936,886	22,059,258	10,338,296	24,585,860
Net unrealized appreciation (depreciation) on:
Investments	122,219,568	27,996,841	167,913,334	51,948,025	16,372,505
Translation of assets and liabilities denominated in foreign currencies	—	—	1,054	—	—
Net assets	$2,154,379,330	$285,293,788	$838,306,188	$643,878,768	$90,721,558

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Large Cap Value		Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Net assets by class:
Class A	$94,203,924		$—	$—	$—	$10,338,223
Class C	48,342,305		—	—	—	1,374,959
Class I	292,315,350		—	—	—	729,638
Class I2	1,690,796,729		—	—	—	10,054
Class I3	—		200,639,590	658,363,295	492,723,433	44,665,287
Class R	—		75,955,578	139,602,230	108,897,052	24,079,936
Class R4	—		8,698,620	40,340,663	42,258,283	9,500,687
Class R6	25,741,736		—	—	—	—
Class T1	10,709		—	—	—	11,056
Advisor Class	2,968,577		—	—	—	11,718
Shares outstanding (unlimited shares, no par value):
Class A	7,709,872		—	—	—	724,421
Class C	3,981,667		—	—	—	99,247
Class I	23,773,004		—	—	—	50,715
Class I2	137,591,263		—	—	—	696
Class I3	—		18,122,707	54,267,878	45,930,431	3,088,842
Class R	—		6,863,528	11,533,654	10,151,991	1,671,624
Class R4	—		785,897	3,326,865	3,939,543	657,105
Class R6	2,094,688		—	—	—	—
Class T1	875		—	—	—	774
Advisor Class	240,240		—	—	—	815
Net asset value per share: (D)
Class A	$12.22		$—	$—	$—	$14.27
Class C	12.14		—	—	—	13.85
Class I	12.30		—	—	—	14.39
Class I2	12.29		—	—	—	14.45
Class I3	—		11.07	12.13	10.73	14.46
Class R	—		11.07	12.10	10.73	14.41
Class R4	—		11.07	12.13	10.73	14.46
Class R6	12.29		—	—	—	—
Class T1	12.23	(E)	—	—	—	14.29	(E)
Advisor Class	12.36		—	—	—	14.38
Maximum offering price per share: (F)
Class A	$12.93		$—	$—	$—	$15.10
Class T1	12.54		—	—	—	14.66

(A) Investments, at cost	$1,986,161,117		$255,802,313	$681,495,664	$588,176,545	$76,741,463
(B) Securities on loan, at value	$—		$88,535	$12,051,482	$—	$—
(C) Repurchase agreements, at cost	$43,450,445		$—	$—	$—	$5,007,094

(D)	Net asset value per share for Class C, I, I2, I3, R, R4, R6 and Advisor Class Shares represents offering price. The redemption price for Class A, C and T1 shares equal net asset value less any applicable contingent deferred sales charge.
(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Cap Growth	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
Assets:
Investments, at value (A) (B)	$1,497,073,392	$257,562,203	$306,063,216	$1,042,095,732	$3,155,271,860
Repurchase agreements, at value (C)	101,824,788	10,059,176	3,291,999	6,127,672	20,530,290
Cash	—	115,488	—	—	739,799
Cash collateral pledged at broker:
TBA commitments	—	—	—	364,000	—
Futures contracts	—	—	—	345,000	—
Receivables and other assets:
Shares of beneficial interest sold	1,464,780	84,975	32,008	720,115	10,493,769
Investments sold	5,307,804	4,482,277	—	12,282,417	4,730,782
When-issued, delayed-delivery, forward and TBA commitments sold	—	—	—	559,834	—
Interest	2,093	85,105	68	2,678,542	22,754,553
Dividends	788,432	1,070,035	190,378	411,069	—
Tax reclaims	—	—	66,428	—	—
Net income from securities lending	6,437	3,254	—	4,841	3,951
Prepaid expenses	3,806	858	1,045	3,486	10,562
Total assets	1,606,471,532	273,463,371	309,645,142	1,065,592,708	3,214,535,566

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,558,270	475,135	290,313	1,231,875	5,902,417
Investments purchased	2,091,814	—	—	10,814,726	21,442,910
When-issued, delayed-delivery, forward and TBA commitments purchased	—	—	—	50,646,891	43,957,500
Investment management fees	858,674	241,227	176,723	571,926	1,370,133
Distribution and service fees	160,478	21,545	18,409	305,929	591,807
Transfer agent fees	83,139	15,814	30,972	96,544	267,820
Trustees, CCO and deferred compensation fees	5,961	1,127	657	2,061	6,082
Audit and tax fees	30,453	15,601	23,568	17,478	25,670
Custody fees	57,491	7,317	2,862	7,449	12,267
Legal fees	5,279	3,321	554	3,107	5,764
Printing and shareholder reports fees	22,820	13,573	4,598	25,873	114,125
Registration fees	22,963	8,058	7,893	2,677	9,240
Dividends and/or distributions payable	—	—	—	—	694,029
Variation margin payable on futures contracts	—	—	—	46,971	—
Other	6,470	1,750	1,062	3,834	8,522
Collateral for securities on loan	23,916,412	7,609,420	—	6,870,371	11,204,013
Total liabilities	28,820,224	8,413,888	557,611	70,647,712	85,612,299
Net assets	$1,577,651,308	$265,049,483	$309,087,531	$994,944,996	$3,128,923,267

Net assets consist of:
Paid-in capital	$1,450,204,841	$449,571,265	$257,987,007	$811,547,649	$3,187,520,697
Undistributed (distributions in excess of) net investment income (loss)	6,559,993	(8,381,979)	(263,329)	429,807	(1,044,690)
Accumulated net realized gain (loss)	84,414,573	(175,900,460)	(581,559)	28,731,478	(32,992,696)
Net unrealized appreciation (depreciation) on:
Investments	36,471,901	(239,291)	51,945,412	154,296,739	(24,560,044)
Futures contracts	—	—	—	(60,677)	—
Translation of assets and liabilities denominated in foreign currencies	—	(52)	—	—	—
Net assets	$1,577,651,308	$265,049,483	$309,087,531	$994,944,996	$3,128,923,267

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Cap Growth	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond
Net assets by class:
Class A	$108,517,459	$27,434,904	$50,285,394	$530,304,257		$828,713,877
Class B	—	—	530,815	1,399,546		—
Class C	17,903,122	18,101,226	7,813,155	212,388,949		458,786,844
Class I	413,510,480	27,134,249	60,363,621	243,536,245		1,402,935,023
Class I2	293,145,865	192,360,402	190,071,000	—		413,900,791
Class I3	252,897,578	—	—	—		—
Class R	76,992,966	—	—	—		—
Class R4	395,252,022	—	—	—		—
Class R6	19,410,871	—	—	7,261,474		21,703,778
Class T1	10,273	9,216	11,353	10,701		10,133
Advisor Class	10,672	9,486	12,193	43,824		2,872,821
Shares outstanding (unlimited shares, no par value):
Class A	9,516,368	3,924,242	7,087,294	19,388,234		82,130,741
Class B	—	—	98,844	51,503		—
Class C	1,588,078	2,599,554	1,433,386	7,908,285		45,555,470
Class I	36,059,099	3,880,662	7,648,848	8,862,109		141,477,892
Class I2	25,531,216	27,501,888	23,687,359	—		41,780,774
Class I3	21,920,612	—	—	—		—
Class R	6,683,138	—	—	—		—
Class R4	34,266,134	—	—	—		—
Class R6	1,678,423	—	—	264,196		2,190,108
Class T1	897	1,303	1,598	390		1,004
Advisor Class	921	1,338	1,545	1,592		289,147
Net asset value per share: (D)
Class A	$11.40	$6.99	$7.10	$27.35		$10.09
Class B	—	—	5.37	27.17		—
Class C	11.27	6.96	5.45	26.86		10.07
Class I	11.47	6.99	7.89	27.48		9.92
Class I2	11.48	6.99	8.02	—		9.91
Class I3	11.54	—	—	—		—
Class R	11.52	—	—	—		—
Class R4	11.53	—	—	—		—
Class R6	11.56	—	—	27.49		9.91
Class T1	11.45	7.07	7.10	27.42	(E)	10.09
Advisor Class	11.59	7.09	7.89	27.53		9.94
Maximum offering price per share: (F)
Class A	$12.06	$7.40	$7.51	$28.94		$10.35
Class T1	11.74	7.25	7.28	28.12		10.35

(A) Investments, at cost	$1,460,601,491	$257,801,494	$254,117,804	$887,798,993		$3,179,831,904
(B) Securities on loan, at value	$23,295,878	$7,442,163	$—	$6,728,314		$10,976,501
(C) Repurchase agreements, at cost	$101,824,788	$10,059,176	$3,291,999	$6,127,672		$20,530,290

(D)	Net asset value per share for Class B, C, I, I2, I3, R, R4, R6, and Advisor shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(F)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Small Cap Core	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income
Assets:
Investments, at value (A) (B)	$237,974,772	$156,492,833	$279,494,415	$842,977,633	$148,730,031
Repurchase agreements, at value (C)	3,718,933	4,902,564	6,199,155	3,474,258	807,216
Cash	—	—	—	24,141,241	—
Receivables and other assets:
Shares of beneficial interest sold	61,633	141,208	6,302	475,518	185,434
Investments sold	—	745,092	2,350,427	4,054,250	—
Interest	76	101	128	71	1,068,511
Dividends	125,842	11,597	24,441	387,219	133,235
Tax reclaims	—	—	—	—	113,041
Net income from securities lending	3,582	14,530	3,284	10,860	5,199
Prepaid expenses	550	364	821	2,890	449
Total assets	241,885,388	162,308,289	288,078,973	875,523,940	151,043,116

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	34,640	153,771	142,262	1,296,388	94,105
Investments purchased	—	—	1,234,430	3,874,626	—
Investment management fees	155,892	99,741	192,860	582,462	63,947
Distribution and service fees	24,799	15,728	6,116	279,375	40,547
Transfer agent fees	3,107	7,448	3,227	122,740	15,701
Trustees, CCO and deferred compensation fees	636	425	776	1,871	477
Audit and tax fees	24,454	22,352	16,842	13,752	17,169
Custody fees	14,217	11,726	6,061	6,498	4,933
Legal fees	1,177	788	1,480	3,295	528
Printing and shareholder reports fees	17,193	8,807	5,408	46,790	13,559
Registration fees	8,529	12,201	12,736	5,124	8,714
Other	1,048	713	1,492	2,727	923
Collateral for securities on loan	8,875,659	16,344,228	6,994,130	21,028,822	3,874,997
Total liabilities	9,161,351	16,677,928	8,617,820	27,264,470	4,135,600
Net assets	$232,724,037	$145,630,361	$279,461,153	$848,259,470	$146,907,516

Net assets consist of:
Paid-in capital	$231,622,152	$111,902,021	$241,825,657	$684,701,521	$200,582,418
Undistributed (distributions in excess of) net investment income (loss)	544,827	(1,008,770)	208,879	1,598,183	(125,865)
Accumulated net realized gain (loss)	(4,385,765)	3,180,835	9,809,391	33,206,173	(62,576,146)
Net unrealized appreciation (depreciation) on:
Investments	4,942,822	31,556,275	27,617,221	128,753,593	9,029,593
Translation of assets and liabilities denominated in foreign currencies	1	—	5	—	(2,484)
Net assets	$232,724,037	$145,630,361	$279,461,153	$848,259,470	$146,907,516

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Small Cap Core	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value		Transamerica Strategic High Income
Net assets by class:
Class A	$3,090,180	$16,151,103	$2,648,473	$342,312,659		$27,133,063
Class B	—	—	—	2,456,474		—
Class C	661,207	3,960,055	833,990	226,268,021		39,433,937
Class I	1,739,728	28,676,327	2,137,653	251,994,136		80,203,151
Class I2	24,299,720	40,787,255	231,771,602	19,798,568		11,284
Class I3	145,701,780	32,922,577	31,025,891	—		—
Class R	48,507,830	16,494,974	10,631,590	—		—
Class R4	8,702,986	6,468,082	331,773	—		—
Class R6	—	64,562	59,265	5,110,247		—
Class T1	10,300	91,137	10,436	10,828		10,882
Advisor Class	10,306	14,289	10,480	308,537		115,199
Shares outstanding (unlimited shares, no par value):
Class A	270,883	2,494,696	238,218	12,745,979		2,472,916
Class B	—	—	—	103,624		—
Class C	58,676	671,540	75,821	9,697,042		3,609,016
Class I	151,912	4,281,187	191,079	9,075,979		7,306,286
Class I2	2,120,180	6,005,283	20,698,998	711,892		1,072
Class I3	12,571,663	4,838,318	2,762,857	—		—
Class R	4,196,985	2,443,890	949,979	—		—
Class R4	751,584	953,560	29,587	—		—
Class R6	—	9,503	5,265	182,986		—
Class T1	894	14,066	938	403		983
Advisor Class	898	2,132	929	10,992		10,442
Net asset value per share: (D)
Class A	$11.41	$6.47	$11.12	$26.86		$10.97
Class B	—	—	—	23.71		—
Class C	11.27	5.90	11.00	23.33		10.93
Class I	11.45	6.70	11.19	27.76		10.98
Class I2	11.46	6.79	11.20	27.81		10.53
Class I3	11.59	6.80	11.23	—		—
Class R	11.56	6.75	11.19	—		—
Class R4	11.58	6.78	11.21	—		—
Class R6	—	6.79	11.26	27.93		—
Class T1	11.52	6.48	11.13	26.89	(E)	11.06
Advisor Class	11.48	6.70	11.28	28.07		11.03
Maximum offering price per share: (F)
Class A	$12.07	$6.85	$11.77	$28.42		$11.61
Class T1	11.82	6.65	11.42	27.58		11.34

(A) Investments, at cost	$233,031,950	$124,936,558	$251,877,194	$714,224,040		$139,700,438
(B) Securities on loan, at value	$8,569,886	$15,952,268	$6,837,804	$20,488,988		$3,793,570
(C) Repurchase agreements, at cost	$3,718,933	$4,902,564	$6,199,155	$3,474,258		$807,216

(D)	Net asset value per share for Class B, C, I, I2, I3, R, R4, R6, and Advisor shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(E)	Actual net asset value and offering price per share presented differs from calculated net asset value and offering price per share due to rounding.
(F)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Unconstrained Bond		Transamerica US Growth
Assets:
Investments, at value (A) (B)	$793,235,264		$1,075,544,743
Repurchase agreements, at value (C)	—		11,074,856
Cash	17,793		—
Cash collateral pledged at broker:
OTC derivatives (E)	250,000		—
Foreign currency, at value (D)	2,124		—
Unrealized appreciation on unfunded commitments	263		—
Receivables and other assets:
Shares of beneficial interest sold	—		123,787
Investments sold	21,873		—
When-issued, delayed-delivery, forward and TBA commitments sold	825,000		—
Interest	5,219,702		228
Dividends	872		353,905
Tax reclaims	1,222		238,665
Net income from securities lending	21,414		10,520
Prepaid expenses	916		3,614
Total assets	799,596,443		1,087,350,318

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	3,172		645,034
Investments purchased	443,708		—
When-issued, delayed-delivery, forward and TBA commitments purchased	35,387,397		—
Investment management fees	435,547		656,340
Distribution and service fees	—		160,132
Transfer agent fees	5,164		114,958
Trustees, CCO and deferred compensation fees	2,086		2,170
Audit and tax fees	18,641		15,797
Custody fees	780		7,014
Legal fees	40		3,325
Printing and shareholder reports fees	444		34,573
Registration fees	6,722		7,095
Variation margin payable on futures contracts	90,624		—
Other	1,119		3,341
Foreign capital gains tax	1,760		—
Collateral for securities on loan	22,136,170		15,874,099
Unrealized depreciation on forward foreign currency contracts	275,944		—
Total liabilities	58,809,318		17,523,878
Net assets	$740,787,125		$1,069,826,440

Net assets consist of:
Paid-in capital	$745,674,717		$656,250,269
Undistributed (distributions in excess of) net investment income (loss)	(178,850)		(1,053,814)
Accumulated net realized gain (loss)	2,147,555		64,770,174
Net unrealized appreciation (depreciation) on:
Investments	(6,847,525	)(F)	349,809,675
Unfunded commitments	263		—
Futures contracts	280,487		—
Forward foreign currency contracts	(275,944)		—
Translation of assets and liabilities denominated in foreign currencies	(13,578)		50,136
Net assets	$740,787,125		$1,069,826,440

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	Transamerica Unconstrained Bond	Transamerica US Growth
Net assets by class:
Class A	$—	$510,875,995
Class B	—	4,140,285
Class C	—	49,769,499
Class I	3,221,395	183,948,478
Class I2	737,555,042	208,333,497
Class T	—	112,733,425
Class T1	—	12,100
Advisor Class	10,688	13,161
Shares outstanding (unlimited shares, no par value):
Class A	—	25,513,776
Class B	—	220,473
Class C	—	2,636,854
Class I	318,421	9,029,908
Class I2	73,182,894	10,251,640
Class T	—	2,099,434
Class T1	—	604
Advisor Class	1,057	644
Net asset value per share: (G)
Class A	$—	$20.02
Class B	—	18.78
Class C	—	18.87
Class I	10.12	20.37
Class I2	10.08	20.32
Class T	—	53.70
Class T1	—	20.04	(H)
Advisor Class	10.11	20.44
Maximum offering price per share: (I)
Class A	$—	$21.19
Class T	—	58.69
Class T1	—	20.55

(A) Investments, at cost	$800,081,029	$725,735,068
(B) Securities on loan, at value	$21,663,917	$15,484,043
(C) Repurchase agreements, at cost	$—	$11,074,856
(D) Foreign currency, at cost	$2,356	$—

(E)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(F)	Net of foreign capital gains tax of $1,760.
(G)	Net asset value per share for Class B, C, I, I2, and Advisor Class shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(H)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(I)	Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Funds’ Prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS

For the period ended April 30, 2018

(unaudited)

	Transamerica Balanced II	Transamerica Bond	Transamerica Capital Growth	Transamerica Concentrated Growth	Transamerica Dividend Focused
Investment Income:
Dividend income	$755,854	$88,624	$2,340,579	$1,036,782	$9,560,798
Interest income	819,364	4,795,691	120,061	18,256	41,698
Net income (loss) from securities lending	1,683	30,146	109,871	3,614	2,043
Withholding taxes on foreign income	(33)	—	(102,721)	(54,369)	—
Total investment income	1,576,868	4,914,461	2,467,790	1,004,283	9,604,539

Expenses:
Investment management fees	346,391	706,823	3,440,662	717,215	2,442,047
Distribution and service fees:
Class A	—	—	313,264	1,359	116,787
Class B	—	—	6,978	—	—
Class C	—	—	484,374	5,289	35,176
Class R	224,832	—	—	—	—
Class T1	—	—	65	14	24
Transfer agent fees
Class A	—	—	145,421	15	16,587
Class B	—	—	4,007	—	—
Class C	—	—	52,160	509	3,914
Class I	—	—	206,933	17,277	13,259
Class I2	—	7,301	7,317	6,610	21,575
Class I3	2,040	—	—	—	—
Class R	2,100	—	—	—	—
Class R6	—	228	—	—	139
Advisor Class	—	—	36	13	11
Trustees, CCO and deferred compensation fees	1,861	2,290	11,298	2,437	8,082
Audit and tax fees	13,889	16,263	15,214	14,323	14,910
Custody fees	16,665	21,162	50,690	23,878	34,899
Legal fees	3,558	5,176	18,857	5,709	18,365
Printing and shareholder reports fees	16,804	6,428	38,098	8,635	22,562
Registration fees	56,170	12,116	109,878	70,099	90,563
Other	2,841	4,949	11,995	5,457	12,246
Total expenses before waiver and/or reimbursement and recapture	687,151	782,736	4,917,247	878,839	2,851,146
Expenses waived and/or reimbursed:
Class A	—	—	—	(12,295)	—
Class B	—	—	(1,441)	—	—
Class I2	—	(67,795)	—	(13,118)	—
Class I3	(38,779)	—	—	—	—
Class R	(23,721)	—	—	—	—
Class R6	—	(2,169)	—	—	—
Advisor Class	—	—	—	(5)	(3)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	13,072	—
Class B	—	—	1	—	—
Class I2	—	—	—	1,264	—
Class I3	59	—	—	—	—
Class R	5,913	—	—	—	—
Advisor Class	—	—	—	1	—
Net expenses	630,623	712,772	4,915,807	867,758	2,851,143
Net investment income (loss)	946,245	4,201,689	(2,448,017)	136,525	6,753,396

Net realized gain (loss) on:
Investments	617,557	2,054,492	78,356,248	10,899,295	16,207,415
Futures contracts	51,457	—	—	—	—
Foreign currency transactions	4	(97,204)	(17,272)	(1,514)	—
Net realized gain (loss)	669,018	1,957,288	78,338,976	10,897,781	16,207,415

Net change in unrealized appreciation (depreciation) on:
Investments	(225,008)	(6,492,254)	15,687,105	(10,039,515)	(8,371,285)
Futures contracts	(16,998)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	15,037	—	—	—
Net change in unrealized appreciation (depreciation)	(242,006)	(6,477,217)	15,687,105	(10,039,515)	(8,371,285)
Net realized and change in unrealized gain (loss)	427,012	(4,519,929)	94,026,081	858,266	7,836,130
Net increase (decrease) in net assets resulting from operations	$1,373,257	$(318,240)	$91,578,064	$994,791	$14,589,526

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Dynamic Allocation	Transamerica Dynamic Income	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Event Driven
Investment Income:
Dividend income	$181,794	$7,599,126	$—	$2,322,014	$256,787
Interest income	285	2,922	26,960,529	17,685	327,827
Net income (loss) from securities lending	13,483	207,576	144,360	3,643	13,978
Withholding taxes on foreign income	—	—	(242,665)	(272,929)	(3,220)
Total investment income	195,562	7,809,624	26,862,224	2,070,413	595,372

Expenses:
Investment management fees	53,210	745,776	3,054,414	1,355,978	710,863
Distribution and service fees:
Class A	10,103	111,071	26,833	14,455	—
Class C	35,587	739,530	69,211	14,058	—
Class T1	13	13	13	15	—
Transfer agent fees
Class A	6,343	45,144	16,379	7,834	—
Class C	4,585	84,815	10,668	1,651	—
Class I	1,679	32,255	378,898	5,313	55
Class I2	—	—	8,069	9,494	4,518
Class R6	—	—	261	—	—
Advisor Class	—	11	13	14	11
Trustees, CCO and deferred compensation fees	211	3,625	12,455	3,345	1,234
Audit and tax fees	11,795	13,311	22,685	15,198	15,821
Custody fees	6,592	7,560	185,619	144,370	122,033
Legal fees	477	8,733	24,506	6,919	2,530
Printing and shareholder reports fees	2,146	29,568	47,915	5,190	2,219
Registration fees	30,469	45,483	90,507	69,190	22,617
Dividends, interest and fees for borrowings from securities sold short	—	—	1,905	421	245,817
Other	3,751	7,692	15,782	9,122	4,850
Total expenses before waiver and/or reimbursement and recapture	166,961	1,874,587	3,966,133	1,662,567	1,132,568
Expenses waived and/or reimbursed:
Class A	(19,852)	(4,262)	—	—	—
Class C	(16,507)	(16,591)	—	—	—
Class I	(6,932)	(3,867)	—	—	(88)
Class I2	—	—	—	—	(72,558)
Class T1	(18)	—	—	—	—
Advisor Class	—	(6)	—	—	(17)
Recapture of previously waived and/or reimbursed fees:
Class A	—	85	—	—	—
Class C	29	—	—	—	—
Class I	3	4	—	—	—
Class I2	—	—	—	—	433
Net expenses	123,684	1,849,950	3,966,133	1,662,567	1,060,338
Net investment income (loss)	71,878	5,959,674	22,896,091	407,846	(464,966)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Dynamic Allocation	Transamerica Dynamic Income	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity	Transamerica Event Driven
Net realized gain (loss) on:
Investments	$372,457	$4,584,838	$(3,279,334	)(A)	$19,498,273	$5,412,374
Securities sold short	—	—	—		—	(881,526)
Written options and swaptions	—	—	—		—	(135,826)
Swap agreements	—	—	—		—	(408,791)
Futures contracts	—	—	—		—	359,734
Forward foreign currency contracts	—	—	390,685		—	(1,141,909)
Foreign currency transactions	—	—	96,247		(228,034)	(45,291)
Net realized gain (loss)	372,457	4,584,838	(2,792,402)		19,270,239	3,158,765

Net change in unrealized appreciation (depreciation) on:
Investments	(132,568)	(12,916,783)	(20,470,231	)(B)	(3,245,343)	(2,767,038)
Securities sold short	—	—	—		—	1,316,601
Written options and swaptions	—	—	—		—	73,235
Swap agreements	—	—	—		—	219,045
Futures contracts	—	—	—		—	(3,512)
Forward foreign currency contracts	—	—	239,769		—	143,510
Translation of assets and liabilities denominated in foreign currencies	—	—	(75,485)		(1,548)	(227,792)
Net change in unrealized appreciation (depreciation)	(132,568)	(12,916,783)	(20,305,947)		(3,246,891)	(1,245,951)
Net realized and change in unrealized gain (loss)	239,889	(8,331,945)	(23,098,349)		16,023,348	1,912,814
Net increase (decrease) in net assets resulting from operations	$311,767	$(2,372,271)	$(202,258)		$16,431,194	$1,447,848

(A)	Includes net of realized foreign capital gains tax of $56,620.
(B)	Includes net change in foreign capital gains tax of $(20,756).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Flexible Income	Transamerica Floating Rate	Transamerica Global Equity	Transamerica Government Money Market	Transamerica Growth
Investment Income:
Dividend income	$294,676	$265,115	$1,157,863	$—	$960,466
Interest income	10,145,017	16,773,787	1,592	8,059,154	5,940
Net income (loss) from securities lending	69,533	18,617	8,400	—	7,279
Withholding taxes on foreign income	—	—	(150,401)	—	(3,579)
Total investment income	10,509,226	17,057,519	1,017,454	8,059,154	970,106

Expenses:
Investment management fees	1,092,961	2,142,428	518,857	1,422,982	1,083,897
Distribution and service fees:
Class A	99,771	48,462	53,530	226,815	—
Class B	1,984	—	3,397	3,053	—
Class C	242,592	91,333	218,871	86,455	—
Class R2	—	—	—	826,482	—
Class R4	—	—	—	234,828	—
Class T1	21	13	15	—	—
Transfer agent fees
Class A	75,381	15,858	41,330	98,569	—
Class B	1,006	—	1,930	1,674	—
Class C	24,394	7,125	38,210	13,028	—
Class I	119,552	41,131	18,395	21,113	—
Class I2	4,270	19,991	—	235	9,522
Class I3	—	—	—	2,575	—
Class R2	—	—	—	1,080,970	—
Class R4	—	—	—	7,045	—
Class R6	260	—	44	—	341
Advisor Class	11	—	13	—	—
Trustees, CCO and deferred compensation fees	5,032	7,042	1,360	14,173	3,318
Audit and tax fees	17,413	21,522	11,727	7,634	11,397
Custody fees	34,342	178,769	25,420	72,708	37,396
Legal fees	10,730	14,521	2,967	23,990	8,559
Printing and shareholder reports fees	25,837	15,166	13,291	173,326	9,464
Registration fees	68,888	42,846	80,597	114,841	12,190
Other	9,820	10,264	6,052	18,327	5,035
Total expenses before waiver and/or reimbursement and recapture	1,834,265	2,656,471	1,036,006	4,450,823	1,181,119
Expenses waived and/or reimbursed:
Class A	—	(1,980)	(34,855)	(30,654)	—
Class B	(410)	—	(1,825)	(1,473)	—
Class C	—	(574)	(31,410)	(10,193)	—
Class I	—	(11,908)	(13,010)	(4,767)	—
Class I2	—	—	—	(1,036)	—
Class I3	—	—	—	(17,342)	—
Class R2	—	—	—	(366,946)	—
Class R4	—	—	—	(75,663)	—
Advisor Class	—	—	(11)	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	302	172	681,636	—
Class C	—	150	—	3,593	—
Class I	—	43	62	58,014	—
Class I2	—	—	—	33,714	—
Class I3	—	—	—	7,177	—
Class R2	—	—	—	36,070	—
Class R4	—	—	—	156	—
Net expenses	1,833,855	2,642,504	955,129	4,763,109	1,181,119
Net investment income (loss)	8,675,371	14,415,015	62,325	3,296,045	(211,013)

Net realized gain (loss) on:
Investments	22,644	1,201,428	6,891,140	—	91,867,267
Foreign currency transactions	(6,051)	—	(13,309)	—	(497)
Net realized gain (loss)	16,593	1,201,428	6,877,831	—	91,866,770

Net change in unrealized appreciation (depreciation) on:
Investments	(12,714,584)	(2,398,457)	(4,195,668)	—	(67,961,177)
Unfunded commitment	—	(1,181)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	590	—	(5,384)	—	267
Net change in unrealized appreciation (depreciation)	(12,713,994)	(2,399,638)	(4,201,052)	—	(67,960,910)
Net realized and change in unrealized gain (loss)	(12,697,401)	(1,198,210)	2,676,779	—	23,905,860
Net increase (decrease) in net assets resulting from operations	$(4,022,030)	$13,216,805	$2,739,104	$3,296,045	$23,694,847

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities (A)
Investment Income:
Dividend income	$—	$1,322,539	$—	$11,998	$—
Interest income	3,220,358	55,571,541	2,215,087	2,473,652	2,585,799
Net income (loss) from securities lending	3,391	654,961	800	2,650	(353)
Withholding taxes on foreign income	—	—	—	(771)	(8,570)
Total investment income	3,223,749	57,549,041	2,215,887	2,487,529	2,576,876

Expenses:
Investment management fees	553,794	5,113,187	280,010	509,350	325,545
Distribution and service fees:
Class A	—	121,052	39,481	737	—
Class B	—	4,381	—	—	—
Class C	—	212,277	59,933	3,407	—
Class R	46,784	123,847	—	—	27,847
Class R4	49,521	458,779	—	—	26,522
Class T1	—	13	13	13	—
Transfer agent fees
Class A	—	92,718	10,440	11	—
Class B	—	1,834	—	—	—
Class C	—	25,883	4,449	366	—
Class I	—	66,269	31,210	199	—
Class I2	—	27,305	—	6,524	—
Class I3	8,743	13,294	—	—	5,212
Class R	—	25,456	—	—	—
Class R4	1,486	13,763	—	—	796
Class R6	—	1,249	—	2	—
Advisor Class	—	17	—	—	—
Trustees, CCO and deferred compensation fees	3,596	20,336	1,139	1,932	2,153
Audit and tax fees	13,662	26,250	15,523	18,584	11,429
Custody fees	18,186	101,078	12,627	22,972	72,305
Legal fees	9,197	47,545	2,494	4,190	6,672
Printing and shareholder reports fees	5,096	69,974	7,100	4,748	4,055
Registration fees	36,129	117,705	37,019	63,328	32,941
Other	3,767	28,483	5,528	6,253	5,696
Total expenses before waiver and/or reimbursement and recapture	749,961	6,712,695	506,966	642,616	521,173
Expenses waived and/or reimbursed:
Class A	—	—	(16,437)	(3,266)	—
Class B	—	(375)	—	—	—
Class C	—	—	(15,693)	(257)	—
Class I	—	—	(12,297)	(162)	—
Class I3	(57,557)	(48,133)	—	—	(98,484)
Class R	—	(30,396)	—	—	(1,908)
Class R4	(9,417)	(52,423)	—	—	(14,957)
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	156	3,345	—
Class C	—	—	34	—	—
Class I	—	—	6	6	—
Class I3	—	1,906	—	—	—
Class R	—	304	—	—	4
Class R4	12	3,677	—	—	—
Net expenses	682,999	6,587,255	462,735	642,282	405,828
Net investment income (loss)	2,540,750	50,961,786	1,753,152	1,845,247	2,171,048

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica High Quality Bond	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Inflation Opportunities	Transamerica Inflation- Protected Securities (A)

Net realized gain (loss) on:
Investments	$(414,788)	$10,993,130	$(115,348)	$456,897	$725,151
Written options and swaptions	—	—	—	—	(101,122)
Swap agreements	—	—	—	—	305,618
Futures contracts	—	—	—	—	432,317
Forward foreign currency contracts	—	—	—	(1,213,121)	(100,073)
Foreign currency transactions	—	—	—	(31,773)	8,722
Net realized gain (loss)	(414,788)	10,993,130	(115,348)	(787,997)	1,270,613

Net change in unrealized appreciation (depreciation) on:
Investments	(3,455,709)	(70,649,015)	(1,031,552)	(864,427)	(2,381,257)
Written options and swaptions	—	—	—	—	20,339
Swap agreements	—	—	—	—	(417)
Futures contracts	—	—	—	—	(35,615)
Forward foreign currency contracts	—	—	—	413,931	(145,258)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	2,538	(29,324)
Net change in unrealized appreciation (depreciation)	(3,455,709)	(70,649,015)	(1,031,552)	(447,958)	(2,571,532)
Net realized and change in unrealized gain (loss)	(3,870,497)	(59,655,885)	(1,146,900)	(1,235,955)	(1,300,919)
Net increase (decrease) in net assets resulting from operations	$(1,329,747)	$(8,694,099)	$606,252	$609,292	$870,129

(A)	Transamerica Partners Institutional Inflation-Protected Securities reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Intermediate Bond	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Growth (A) (B) (C)	Transamerica International Small Cap Value
Investment Income:
Dividend income	$102,205	$51,778	$75,406,165	$20,369,409	$14,239,481
Interest income	45,821,789	20,808,877	276,080	50,778	20,695
Net income (loss) from securities lending	79,614	—	570,343	110,288	98,483
Withholding taxes on foreign income	—	—	(6,745,024)	(2,087,855)	(1,308,804)
Total investment income	46,003,608	20,860,655	69,507,564	18,442,620	13,049,855

Expenses:
Investment management fees	5,811,548	3,051,690	19,999,139	5,717,596	4,156,727
Distribution and service fees:
Class A	—	375,571	329,435	5	—
Class C	—	881,271	386,041	—	—
Class R	262,364	—	113,875	—	—
Class R4	361,876	—	26,681	—	—
Class T1	—	13	22	—	—
Transfer agent fees
Class A	—	82,800	220,555	4	—
Class C	—	52,473	54,431	—	—
Class I	—	502,867	1,257,482	5	183,926
Class I2	77,802	—	88,374	51,405	20,162
Class I3	23,765	—	9,965	—	—
Class R	173	—	593	—	—
Class R4	10,856	—	800	—	—
Class R6	—	—	7,521	—	—
Advisor Class	—	523	776	—	—
Trustees, CCO and deferred compensation fees	32,938	15,388	69,517	14,663	9,332
Audit and tax fees	33,938	23,250	43,453	19,593	16,400
Custody fees	131,237	69,101	1,015,101	277,198	216,632
Legal fees	72,415	32,035	122,244	31,363	19,484
Printing and shareholder reports fees	34,877	62,465	186,079	7,723	21,922
Registration fees	49,407	85,487	229,266	65,546	24,596
Other	37,214	18,521	61,813	23,716	10,278
Total expenses before waiver and/or reimbursement and recapture	6,940,410	5,253,455	24,223,163	6,208,817	4,679,459
Expenses waived and/or reimbursed:
Class A	—	(150,228)	—	(2)	—
Class C	—	(220,318)	—	—	—
Class I	—	—	—	(9)	—
Class I3	(25,038)	—	—	—	—
Class R4	(10,781)	—	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	—	—	—	2	—
Class I	—	—	—	7	—
Class I3	42	—	—	—	—
Class R4	98	—	—	—	—
Net expenses	6,904,731	4,882,909	24,223,163	6,208,815	4,679,459
Net investment income (loss)	39,098,877	15,977,746	45,284,401	12,233,805	8,370,396

Net realized gain (loss) on:
Investments	(17,254,205)	(2,066,970)	130,551,585	188,031,853	28,772,526
Foreign currency transactions	—	—	(76,644)	314,707	10,151
Net realized gain (loss)	(17,254,205)	(2,066,970)	130,474,941	188,346,560	28,782,677

Net change in unrealized appreciation (depreciation) on:
Investments	(83,398,950)	(30,961,075)	45,439,397	(181,605,393)	31,646,088
Translation of assets and liabilities denominated in foreign currencies	—	—	(951,169)	(119,278)	(101,795)
Net change in unrealized appreciation (depreciation)	(83,398,950)	(30,961,075)	44,488,228	(181,724,671)	31,544,293
Net realized and change in unrealized gain (loss)	(100,653,155)	(33,028,045)	174,963,169	6,621,889	60,326,970
Net increase (decrease) in net assets resulting from operations	$(61,554,278)	$(17,050,299)	$220,247,570	$18,855,694	$68,697,366

(A)	Class A commenced operations on March 1, 2018.
(B)	Class I commenced operations on March 1, 2018.
(C)	Class R6 commenced operations on March 1, 2018.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Large Cap Value	Transamerica Large Core	Transamerica Large Growth	Transamerica Large Value Opportunities	Transamerica Mid Cap Growth
Investment Income:
Dividend income	$23,079,529	$2,762,506	$3,513,009	$6,943,947	$1,527,972
Interest income	149,059	53	371	176	5,546
Net income (loss) from securities lending	409	3,487	41,650	—	8,920
Withholding taxes on foreign income	—	(5,406)	(4,229)	(2,666)	—
Total investment income	23,228,997	2,760,640	3,550,801	6,941,457	1,542,438

Expenses:
Investment management fees	7,179,027	920,311	2,778,094	1,609,487	963,918
Distribution and service fees:
Class A	125,811	—	—	—	13,259
Class C	248,364	—	—	—	7,471
Class R	—	195,098	353,633	282,743	64,668
Class R4	—	11,054	49,499	53,731	12,711
Class T1	13	—	—	—	14
Transfer agent fees
Class A	79,343	—	—	—	9,269
Class C	26,245	—	—	—	1,227
Class I	152,671	—	—	—	459
Class I2	66,143	—	—	—	6,010
Class I3	—	7,698	25,266	19,295	1,796
Class R	—	1,332	2,865	2,946	556
Class R4	—	332	1,485	1,612	381
Class R6	767	—	—	—	—
Advisor Class	2,900	—	—	—	12
Trustees, CCO and deferred compensation fees	24,651	3,078	9,127	8,337	2,904
Audit and tax fees	23,624	11,075	14,823	13,477	13,152
Custody fees	94,932	24,302	88,091	67,370	26,500
Legal fees	54,578	7,791	23,052	22,957	6,591
Printing and shareholder reports fees	65,389	7,042	12,446	14,547	8,613
Registration fees	91,122	34,766	42,439	34,971	66,859
Other	29,324	5,068	9,070	6,100	8,057
Total expenses	8,264,904	1,228,947	3,409,890	2,137,573	1,214,427
Expenses waived and/or reimbursed:
Class I3	—	(63,047)	(182,123)	(122,618)	(28,316)
Class R	—	(22,273)	—	(25,598)	(2,583)
Class R4	—	(2,755)	(10,809)	(10,141)	(8,569)
Advisor Class	—	—	—	—	(2)
Recapture of previously waived and/or reimbursed fees:
Class I3	—	38	—	—	783
Class R	—	12	—	—	1,066
Class R4	—	43	—	37	183
Advisor Class	—	—	—	—	1
Net expenses	8,264,904	1,140,965	3,216,958	1,979,253	1,176,990
Net investment income (loss)	14,964,093	1,619,675	333,843	4,962,204	365,448

Net realized gain (loss) on:
Investments	140,916,074	9,186,283	23,004,394	10,516,125	25,575,839
Foreign currency transactions	—	189	(3,874)	1	—
Net realized gain (loss)	140,916,074	9,186,472	23,000,520	10,516,126	25,575,839

Net change in unrealized appreciation (depreciation) on:
Investments	(122,420,192)	3,829,636	42,447,023	2,437,435	(18,850,251)
Translation of assets and liabilities denominated in foreign currencies	—	—	434	—	—
Net change in unrealized appreciation (depreciation)	(122,420,192)	3,829,636	42,447,457	2,437,435	(18,850,251)
Net realized and change in unrealized gain (loss)	18,495,882	13,016,108	65,447,977	12,953,561	6,725,588
Net increase (decrease) in net assets resulting from operations	$33,459,975	$14,635,783	$65,781,820	$17,915,765	$7,091,036

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Mid Cap Value Opportunities	Transamerica MLP & Energy Income	Transamerica Multi-Cap Growth	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond
Investment Income:
Dividend income	$17,240,903	$2,289,309	$1,491,896	$5,533,269	$—
Interest income	247,316	265,518	19,713	6,025,325	44,899,325
Net income (loss) from securities lending	47,443	25,047	544	24,799	15,446
Withholding taxes on foreign income	(22,534)	(156,794)	(17,953)	(238)	—
Total investment income	17,513,128	2,423,080	1,494,200	11,583,155	44,914,771

Expenses:
Investment management fees	5,608,175	1,630,724	1,032,151	3,360,443	7,837,970
Distribution and service fees:
Class A	137,162	39,033	64,032	696,470	1,104,651
Class B	—	—	2,963	8,776	—
Class C	91,687	102,540	40,477	1,099,911	2,426,904
Class R	211,727	—	—	—	—
Class R4	510,827	—	—	—	—
Class T1	13	12	14	13	13
Transfer agent fees
Class A	152,744	26,434	107,818	210,668	308,338
Class B	—	—	3,496	5,367	—
Class C	13,374	21,973	14,605	100,015	205,842
Class I	210,527	20,577	47,832	143,049	727,960
Class I2	11,137	7,505	6,521	—	15,933
Class I3	10,036	—	—	—	—
Class R	18,815	—	—	—	—
Class R4	15,325	—	—	—	—
Class R6	716	—	—	329	156
Advisor Class	11	10	13	20	1,643
Trustees, CCO and deferred compensation fees	20,245	3,571	3,132	11,452	34,106
Audit and tax fees	22,226	15,922	11,540	19,878	32,368
Custody fees	95,599	22,971	17,563	74,380	129,443
Legal fees	39,575	8,791	6,584	24,878	72,162
Printing and shareholder reports fees	56,132	20,606	9,920	43,588	159,210
Registration fees	139,151	67,146	67,762	68,359	119,692
Other	27,263	7,611	7,316	13,224	35,317
Total expenses before waiver and/or reimbursement and recapture	7,392,467	1,995,426	1,443,739	5,880,820	13,211,708
Expenses waived and/or reimbursed:
Class A	(41,061)	(6,906)	(52,303)	—	—
Class B	—	—	(2,850)	(1,389)	—
Class C	—	(8,954)	(5,822)	—	—
Class I2	—	(10,966)	—	—	—
Class I3	(71,926)	—	—	—	—
Class R	(19,577)	—	—	—	—
Class R4	(212,000)	—	—	—	—
Advisor Class	(2)	(4)	—	—	—
Recapture of previously waived and/or reimbursed fees:
Class A	74	306	2	—	—
Class B	—	—	—	1	—
Class C	—	3	—	—	—
Class I2	—	827	—	—	—
Class I3	106	—	—	—	—
Class R	2,432	—	—	—	—
Class R4	43	—	—	—	—
Advisor Class	2	—	—	—	—
Net expenses	7,050,558	1,969,732	1,382,766	5,879,432	13,211,708
Net investment income (loss)	10,462,570	453,348	111,434	5,703,723	31,703,063

Net realized gain (loss) on:
Investments	87,027,363	(434,046)	(458,023)	33,603,284	(2,301,534)
Futures contracts	—	—	—	(40,990)	—
Foreign currency transactions	—	1,253	—	26	—
Net realized gain (loss)	87,027,363	(432,793)	(458,023)	33,562,320	(2,301,534)

Net change in unrealized appreciation (depreciation) on:
Investments	(32,321,925)	(7,887,853)	13,267,715	(31,199,194)	(38,438,804)
Futures contracts	—	—	—	(105,751)	—
Translation of assets and liabilities denominated in foreign currencies	—	1,064	—	—	—
Net change in unrealized appreciation (depreciation)	(32,321,925)	(7,886,789)	13,267,715	(31,304,945)	(38,438,804)
Net realized and change in unrealized gain (loss)	54,705,438	(8,319,582)	12,809,692	2,257,375	(40,740,338)
Net increase (decrease) in net assets resulting from operations	$65,168,008	$(7,866,234)	$12,921,126	$7,961,098	$(9,037,275)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Small Cap Core	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Strategic High Income
Investment Income:
Dividend income	$2,177,087	$489,029	$2,224,542	$8,949,593	$1,450,735
Interest income	8,161	10,818	8,469	10,257	1,795,207
Net income (loss) from securities lending	21,273	84,561	48,597	53,161	34,694
Withholding taxes on foreign income	(4,081)	—	(3,115)	(17,133)	(22,780)
Total investment income	2,202,440	584,408	2,278,493	8,995,878	3,257,856

Expenses:
Investment management fees	1,008,015	642,450	1,237,277	3,403,039	482,714
Distribution and service fees:
Class A	4,140	22,042	3,387	446,239	29,500
Class B	—	—	—	20,295	—
Class C	3,398	18,716	4,384	1,192,471	205,289
Class R	127,912	42,012	28,369	—	—
Class R4	11,150	7,666	430	—	—
Class T1	13	35	13	13	13
Transfer agent fees
Class A	2,890	14,801	3,687	352,802	14,698
Class B	—	—	—	6,817	—
Class C	495	2,554	438	149,086	23,549
Class I	970	14,619	1,331	133,825	39,225
Class I2	975	1,582	9,086	773	—
Class I3	5,664	1,258	1,247	—	—
Class R	966	327	64	—	—
Class R4	334	230	13	—	—
Class R6	—	2	2	166	—
Advisor Class	11	16	11	226	110
Trustees, CCO and deferred compensation fees	2,689	1,624	3,292	9,662	1,554
Audit and tax fees	13,369	10,238	10,090	15,503	16,942
Custody fees	33,317	23,781	23,869	54,992	21,410
Legal fees	6,162	3,694	77,638	21,224	3,366
Printing and shareholder reports fees	5,897	6,347	8,055	64,770	11,323
Registration fees	63,941	75,424	94,823	83,536	73,307
Other	8,836	7,569	9,976	12,852	6,043
Total expenses before waiver and/or reimbursement and recapture	1,301,144	896,987	1,517,482	5,968,291	929,043
Expenses waived and/or reimbursed:
Class A	(1,076)	(5,755)	(3,026)	—	(7,146)
Class B	—	—	—	(441)	—
Class C	(124)	(613)	(214)	—	(9,050)
Class I	(45)	(2,200)	(786)	—	(14,322)
Class I2	—	—	—	—	(2)
Class I3	(74,227)	(25,474)	(25,805)	—	—
Class R	—	(1,415)	—	—	—
Class R4	(4,381)	(4,717)	(271)	—	—
Advisor Class	(5)	(8)	(8)	—	(79)
Recapture of previously waived and/or reimbursed fees:
Class A	5	276	4	—	268
Class C	—	40	—	—	219
Class I	31	2,146	101	—	807
Class I2	—	—	—	—	6
Class I3	181	25	24	—	—
Class R	—	1,571	—	—	—
Class R4	10	64	—	—	—
Advisor Class	—	—	—	—	6
Net expenses	1,221,513	860,927	1,487,501	5,967,850	899,750
Net investment income (loss)	980,927	(276,519)	790,992	3,028,028	2,358,106

Net realized gain (loss) on:
Investments	4,682,789	4,763,026	10,661,822	41,388,716	4,162,816
Foreign currency transactions	7	—	27	—	3,539
Net realized gain (loss)	4,682,796	4,763,026	10,661,849	41,388,716	4,166,355

Net change in unrealized appreciation (depreciation) on:
Investments	(711,135)	1,914,652	(19,490,663)	(16,001,192)	(4,084,295)
Translation of assets and liabilities denominated in foreign currencies	2	—	8	—	(2,784)
Net change in unrealized appreciation (depreciation)	(711,133)	1,914,652	(19,490,655)	(16,001,192)	(4,087,079)
Net realized and change in unrealized gain (loss)	3,971,663	6,677,678	(8,828,806)	25,387,524	79,276
Net increase (decrease) in net assets resulting from operations	$4,952,590	$6,401,159	$(8,037,814)	$28,415,552	$2,437,382

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	Transamerica Unconstrained Bond		Transamerica US Growth
Investment Income:
Dividend income	$61,933		$4,645,834
Interest income	8,818,435		41,828
Net income (loss) from securities lending	68,825		44,489
Withholding taxes on foreign income	(117,120)		—
Total investment income	8,832,073		4,732,151

Expenses:
Investment management fees	1,459,427		3,780,790
Distribution and service fees:
Class A	—		644,039
Class B	—		23,957
Class C	—		249,727
Class T1	—		15
Transfer agent fees
Class A	—		435,675
Class B	—		12,858
Class C	—		51,927
Class I	1,407		122,758
Class I2	16,237		8,094
Class T	—		39,863
Advisor Class	11		13
Trustees, CCO and deferred compensation fees	5,661		11,834
Audit and tax fees	19,205		17,736
Custody fees	125,176		49,846
Legal fees	9,173		25,601
Printing and shareholder reports fees	6,292		45,333
Registration fees	32,047		65,769
Other	8,998		16,219
Total expenses before waiver and/or reimbursement and recapture	1,683,634		5,602,054
Expenses waived and/or reimbursed:
Class B	—		(2,528)
Advisor Class	(2)		—
Recapture of previously waived and/or reimbursed fees:
Class B	—		5
Advisor Class	1		—
Net expenses	1,683,633		5,599,531
Net investment income (loss)	7,148,440		(867,380)

Net realized gain (loss) on:
Investments	(138,677)		65,534,627
Futures contracts	3,149,910		—
Forward foreign currency contracts	(140,943)		—
Foreign currency transactions	(57,587)		—
Net realized gain (loss)	2,812,703		65,534,627

Net change in unrealized appreciation (depreciation) on:
Investments	(9,342,443	)(A)	9,382,784
Unfunded commitment	(164)		—
Futures contracts	(340,220)		—
Forward foreign currency contracts	(275,944)		—
Translation of assets and liabilities denominated in foreign currencies	(11,802)		1,785
Net change in unrealized appreciation (depreciation)	(9,970,573)		9,384,569
Net realized and change in unrealized gain (loss)	(7,157,870)		74,919,196
Net increase (decrease) in net assets resulting from operations	$(9,430)		$74,051,816

(A)	Net change in foreign capital gains tax of $1,067.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and year ended:

	Transamerica Balanced II			Transamerica Bond
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017
From operations:
Net investment income (loss)	$946,245	$818,046	$1,007,112	$4,201,689	$9,131,582
Net realized gain (loss)	669,018	88,798	—	1,957,288	1,514,668
Net realized gain (loss) allocated from Series Portfolios	—	8,798,847	2,665,661	—	—
Net change in unrealized appreciation (depreciation)	(242,006)	2,205,835	—	(6,477,217)	1,945,210
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	—	(1,512,266)	2,787,190	—	—
Net increase (decrease) in net assets resulting from operations	1,373,257	10,399,260	6,459,963	(318,240)	12,591,460

Dividends and/or distributions to shareholders:
Net investment income:
Class I2	—	—	—	(3,232,892)	(6,941,331)
Class I3	(435,282)	—	—	—	—
Class R	(474,517)	(808,533)	(1,097,995)	—	—
Class R6	—	—	—	(96,210)	(73,473)
Total dividends and/or distributions from net investment income	(909,799)	(808,533)	(1,097,995)	(3,329,102)	(7,014,804)
Net realized gains:
Class I2	—	—	—	(2,611,247)	(9,424,366)
Class I3	(229,160)	—	—	—	—
Class R	(384,363)	(7,555,327)	(1,641,858)	—	—
Class R6	—	—	—	(76,119)	(26,653)
Total dividends and/or distributions from net realized gains	(613,523)	(7,555,327)	(1,641,858)	(2,687,366)	(9,451,019)
Total dividends and/or distributions to shareholders	(1,523,322)	(8,363,860)	(2,739,853)	(6,016,468)	(16,465,823)

Capital share transactions:
Proceeds from shares sold:
Class I2	—	—	—	3,045,471	6,058,729
Class I3	518,108	143,037	—	—	—
Class R	2,552,456	4,444,753	8,426,436	—	—
Class R6	—	—	—	926,301	5,458,750
	3,070,564	4,587,790	8,426,436	3,971,772	11,517,479
Issued from fund acquisition:
Class I3	—	56,191,666	—	—	—
	—	56,191,666	—	—	—
Dividends and/or distributions reinvested:
Class I2	—	—	—	5,844,139	16,365,697
Class I3	664,442	—	—	—	—
Class R	858,880	8,363,860	2,739,853	—	—
Class R6	—	—	—	172,329	100,126
	1,523,322	8,363,860	2,739,853	6,016,468	16,465,823
Cost of shares redeemed:
Class I2	—	—	—	(29,523,899)	(39,320,711)
Class I3	(5,186,407)	(1,127,147)	—	—	—
Class R	(8,726,988)	(13,166,410)	(14,972,910)	—	—
Class R6	—	—	—	(304,233)	(244,517)
	(13,913,395)	(14,293,557)	(14,972,910)	(29,828,132)	(39,565,228)
Net increase (decrease) in net assets resulting from capital share transactions	(9,319,509)	54,849,759	(3,806,621)	(19,839,892)	(11,581,926)
Net increase (decrease) in net assets	(9,469,574)	56,885,159	(86,511)	(26,174,600)	(15,456,289)

Net assets:
Beginning of period/year	147,339,941	90,454,782	90,541,293	208,958,527	224,414,816
End of period/year	$137,870,367	$147,339,941	$90,454,782	$182,783,927	$208,958,527
Undistributed (distributions in excess of) net investment income (loss)	$98,006	$61,560	$72,977	$(391,036)	$(1,263,623)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Balanced II			Transamerica Bond
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017
Capital share transactions - shares:
Shares issued:
Class I2	—	—	—	324,658	644,276
Class I3	49,856	14,171	—	—	—
Class R	246,646	423,788	853,260	—	—
Class R6	—	—	—	99,398	573,501
	296,502	437,959	853,260	424,056	1,217,777
Shares issued on fund acquisition:
Class I3	—	5,619,167	—	—	—
	—	5,619,167	—	—	—
Shares reinvested:
Class I2	—	—	—	629,616	1,774,262
Class I3	64,587	—	—	—	—
Class R	83,449	834,377	272,613	—	—
Class R6	—	—	—	18,550	10,684
	148,036	834,377	272,613	648,166	1,784,946
Shares redeemed:
Class I2	—	—	—	(3,177,971)	(4,180,847)
Class I3	(502,233)	(111,746)	—	—	—
Class R	(840,524)	(1,252,751)	(1,528,548)	—	—
Class R6	—	—	—	(32,533)	(25,879)
	(1,342,757)	(1,364,497)	(1,528,548)	(3,210,504)	(4,206,726)
Net increase (decrease) in shares outstanding:
Class I2	—	—	—	(2,223,697)	(1,762,309)
Class I3	(387,790)	5,521,592	—	—	—
Class R	(510,429)	5,414	(402,675)	—	—
Class R6	—	—	—	85,415	558,306
	(898,219)	5,527,006	(402,675)	(2,138,282)	(1,204,003)

(A)	Transamerica Partners Balanced reorganized into the Fund on September 15, 2017. Prior to September 15, 2017, information provided reflects Transamerica Partners Balanced, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 2.01-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on September 15, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Capital Growth		Transamerica Concentrated Growth		Transamerica Dividend Focused
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
From operations:
Net investment income (loss)	$(2,448,017)	$(5,891,539)	$136,525	$577,613	$6,753,396	$15,527,281
Net realized gain (loss)	78,338,976	195,874,058	10,897,781	12,300,896	16,207,415	45,319,607
Net change in unrealized appreciation (depreciation)	15,687,105	24,211,473	(10,039,515)	32,328,280	(8,371,285)	85,078,091
Net increase (decrease) in net assets resulting from operations	91,578,064	214,193,992	994,791	45,206,789	14,589,526	145,924,979

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(4,594)	—	—	(2,217)	(739,780)	(1,950,815)
Class B	—	—	—	—	—	—
Class C	(268)	—	—	—	(27,560)	(94,324)
Class I	—	—	(50,610)	(161,220)	(213,656)	(316,789)
Class I2	—	—	(439,965)	(1,597,015)	(5,421,881)	(15,048,195)
Class R6	—	—	—	—	(34,962)	(51,142)
Class T1	—	—	(1)	—	(148)	(114)
Advisor Class	—	—	(8)	(3)	(95)	(159)
Total dividends and/or distributions from net investment income	(4,862)	—	(490,584)	(1,760,455)	(6,438,082)	(17,461,538)
Net realized gains:
Class A	(43,508,502)	(30,968,652)	(58,658)	(98,367)	(5,974,869)	(11,783,484)
Class B	(359,311)	(475,627)	—	—	—	—
Class C	(20,055,190)	(13,402,952)	(61,314)	(105,338)	(448,340)	(988,062)
Class I	(55,327,406)	(27,681,430)	(1,845,693)	(3,547,712)	(1,983,281)	(1,399,900)
Class I2	(65,956,671)	(61,546,757)	(10,306,596)	(31,167,503)	(36,250,669)	(88,890,353)
Class R6	—	—	—	—	(229,569)	(92,323)
Class T1	(11,709)	—	(634)	—	(681)	—
Advisor Class	(5,364)	(1,765)	(684)	(1,418)	(709)	(1,229)
Total dividends and/or distributions from net realized gains	(185,224,153)	(134,077,183)	(12,273,579)	(34,920,338)	(44,888,118)	(103,155,351)
Total dividends and/or distributions to shareholders	(185,229,015)	(134,077,183)	(12,764,163)	(36,680,793)	(51,326,200)	(120,616,889)

Capital share transactions:
Proceeds from shares sold:
Class A	68,510,275	86,551,909	234,552	326,652	6,703,256	14,292,306
Class B	49,824	84,527	—	—	—	—
Class C	29,187,193	20,534,662	28,652	189,910	363,505	1,943,068
Class I	204,072,072	154,609,137	4,661,699	7,782,093	20,728,524	7,812,544
Class I2	11,433,446	2,266,207	11,458,940	1,817,712	38,818,583	10,412,578
Class R6	—	—	—	—	472,248	3,171,661
Class T1	50,000	10,033	—	10,000	24,379	10,000
Advisor Class	45,416	65,400	—	10,000	—	10,000
	313,348,226	264,121,875	16,383,843	10,136,367	67,110,495	37,652,157
Dividends and/or distributions reinvested:
Class A	42,819,000	30,368,051	58,658	100,584	6,710,217	13,722,660
Class B	357,982	472,403	—	—	—	—
Class C	19,328,568	12,505,792	61,314	105,338	475,827	1,078,282
Class I	54,098,365	26,612,251	1,878,812	3,665,935	2,194,799	1,716,450
Class I2	65,956,671	61,546,757	10,746,561	32,764,518	41,672,550	103,938,548
Class R6	—	—	—	—	264,531	143,465
Class T1	11,709	—	635	—	829	114
Advisor Class	5,364	1,765	692	1,421	804	1,388
	182,577,659	131,507,019	12,746,672	36,637,796	51,319,557	120,600,907
Cost of shares redeemed:
Class A	(37,626,501)	(92,900,340)	(144,190)	(226,124)	(10,355,423)	(24,283,007)
Class B	(106,717)	(285,378)	—	—	—	—
Class C	(13,435,062)	(24,734,673)	(29,931)	(32,460)	(717,052)	(4,012,194)
Class I	(82,044,106)	(88,460,334)	(5,119,297)	(4,300,932)	(21,611,018)	(3,445,217)
Class I2	(82,067,538)	(84,375,674)	(35,634,494)	(73,467,287)	(57,136,965)	(230,550,048)
Class R6	—	—	—	—	(194,447)	(437,919)
Advisor Class	—	(42,830)	—	—	—	—
	(215,279,924)	(290,799,229)	(40,927,912)	(78,026,803)	(90,014,905)	(262,728,385)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Capital Growth		Transamerica Concentrated Growth		Transamerica Dividend Focused
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
Automatic conversions:
Class A	627,814	1,220,208	—	—	—	—
Class B	(627,814)	(1,220,208)	—	—	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	280,645,961	104,829,665	(11,797,397)	(31,252,640)	28,415,147	(104,475,321)
Net increase (decrease) in net assets	186,995,010	184,946,474	(23,566,769)	(22,726,644)	(8,321,527)	(79,167,231)

Net assets:
Beginning of period/year	833,319,015	648,372,541	225,939,335	248,665,979	698,941,771	778,109,002
End of period/year	$1,020,314,025	$833,319,015	$202,372,566	$225,939,335	$690,620,244	$698,941,771
Undistributed (distributions in excess of) net investment income (loss)	$(2,452,879)	$—	$80,280	$434,339	$763,069	$447,755

Capital share transactions - shares:
Shares issued:
Class A	2,640,161	3,467,747	13,288	19,611	605,175	1,284,218
Class B	2,386	3,850	—	—	—	—
Class C	1,383,444	970,174	1,619	11,675	32,118	174,383
Class I	7,547,647	5,901,067	268,959	470,308	1,750,350	701,195
Class I2	862,137	153,189	638,974	110,884	3,363,773	933,667
Class R6	—	—	—	—	41,758	289,192
Class T1	1,718	434	—	616	2,191	902
Advisor Class	1,723	2,448	—	571	—	821
	12,439,216	10,498,909	922,840	613,665	5,795,365	3,384,378
Shares reinvested:
Class A	1,815,927	1,482,815	3,377	6,652	599,298	1,279,159
Class B	19,257	27,578	—	—	—	—
Class C	1,019,977	721,211	3,624	7,098	42,644	101,094
Class I	2,191,075	1,254,690	109,170	245,049	196,023	159,690
Class I2	5,384,218	4,947,489	616,555	2,165,533	3,723,473	9,690,652
Class R6	—	—	—	—	23,638	13,229
Class T1	496	—	37	—	74	10
Advisor Class	218	83	40	94	71	128
	10,431,168	8,433,866	732,803	2,424,426	4,585,221	11,243,962
Shares redeemed:
Class A	(1,452,096)	(3,740,617)	(8,159)	(13,679)	(915,878)	(2,199,874)
Class B	(5,178)	(13,687)	—	—	—	—
Class C	(645,596)	(1,204,359)	(1,791)	(1,968)	(63,671)	(357,215)
Class I	(3,083,678)	(3,432,146)	(288,555)	(270,330)	(1,914,060)	(308,146)
Class I2	(6,027,643)	(5,593,965)	(1,998,277)	(4,449,272)	(4,999,473)	(20,888,012)
Class R6	—	—	—	—	(17,322)	(39,148)
Advisor Class	—	(1,548)	—	—	—	—
	(11,214,191)	(13,986,322)	(2,296,782)	(4,735,249)	(7,910,404)	(23,792,395)
Automatic conversions:
Class A	24,574	51,618	—	—	—	—
Class B	(30,922)	(61,581)	—	—	—	—
	(6,348)	(9,963)	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	3,028,566	1,261,563	8,506	12,584	288,595	363,503
Class B	(14,457)	(43,840)	—	—	—	—
Class C	1,757,825	487,026	3,452	16,805	11,091	(81,738)
Class I	6,655,044	3,723,611	89,574	445,027	32,313	552,739
Class I2	218,712	(493,287)	(742,748)	(2,172,855)	2,087,773	(10,263,693)
Class R6	—	—	—	—	48,074	263,273
Class T1	2,214	434	37	616	2,265	912
Advisor Class	1,941	983	40	665	71	949
	11,649,845	4,936,490	(641,139)	(1,697,158)	2,470,182	(9,164,055)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dynamic Allocation		Transamerica Dynamic Income		Transamerica Emerging Markets Debt
	April 30, 2018 (unaudited)	October 31, 2017 (A)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (C)
From operations:
Net investment income (loss)	$71,878	$138,526	$5,959,674	$11,427,095	$22,896,091	$43,605,804
Net realized gain (loss)	372,457	282,931	4,584,838	399,875	(2,792,402)	24,041,399
Net change in unrealized appreciation (depreciation)	(132,568)	2,073,466	(12,916,783)	1,903,163	(20,305,947)	(4,838,227)
Net increase (decrease) in net assets resulting from operations	311,767	2,494,923	(2,372,271)	13,730,133	(202,258)	62,808,976

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(68,089)	(117,617)	(1,857,263)	(3,635,838)	(426,283)	(1,502,424)
Class C	(4,153)	(39,222)	(2,648,042)	(5,048,783)	(221,664)	(540,689)
Class I	(36,886)	(43,796)	(1,350,914)	(2,612,863)	(15,870,853)	(26,546,429)
Class I2	—	—	—	—	(4,606,711)	(10,149,753)
Class I3	—	—	—	—	—	—
Class R4	—	—	—	—	—	—
Class R6	—	—	—	—	(150,310)	(112,695)
Class T1	(74)	—	(217)	(214)	(216)	(285)
Advisor Class	—	—	(224)	(237)	(255)	(2,127)
Total dividends and/or distributions from net investment income	(109,202)	(200,635)	(5,856,660)	(11,297,935)	(21,276,292)	(38,854,402)
Net realized gains:
Return of capital:
Class A	—	—	—	(862,845)	—	—
Class C	—	—	—	(1,198,163)	—	—
Class I	—	—	—	(620,077)	—	—
Class I3	—	—	—	—	—	—
Class R4	—	—	—	—	—	—
Class T1	—	—	—	(51)	—	—
Advisor Class	—	—	—	(56)	—	—
Total dividends and/or distributions from return of capital	—	—	—	(2,681,192)	—	—
Total dividends and/or distributions to shareholders	(109,202)	(200,635)	(5,856,660)	(13,979,127)	(21,276,292)	(38,854,402)

Capital share transactions:
Proceeds from shares sold:
Class A	314,841	579,997	2,710,965	9,563,861	2,586,327	18,132,695
Class C	442,657	638,684	1,881,261	7,611,351	1,648,445	2,974,285
Class I	751,809	1,141,832	5,804,810	16,187,249	179,878,477	396,190,604
Class I2	—	—	—	—	16,735,444	65,064,423
Class R6	—	—	—	—	437,708	6,940,484
Class T1	—	10,000	—	10,000	—	10,000
Advisor Class	—	—	—	10,000	3,000	150,000
	1,509,307	2,370,513	10,397,036	33,382,461	201,289,401	489,462,491
Dividends and/or distributions reinvested:
Class A	67,774	116,674	1,732,677	4,197,380	418,189	1,440,058
Class C	4,117	39,119	2,455,429	5,714,768	204,179	482,010
Class I	36,886	42,953	1,178,721	2,776,691	13,442,124	23,550,247
Class I2	—	—	—	—	4,606,711	10,149,753
Class R6	—	—	—	—	43,102	42,440
Class T1	74	—	217	265	216	285
Advisor Class	—	—	224	293	255	2,127
	108,851	198,746	5,367,268	12,689,397	18,714,776	35,666,920
Cost of shares redeemed:
Class A	(1,453,490)	(2,524,671)	(18,457,937)	(37,945,594)	(3,612,530)	(34,458,493)
Class C	(969,921)	(3,088,049)	(28,207,952)	(61,858,475)	(2,062,982)	(4,311,807)
Class I	(1,184,495)	(818,836)	(16,493,991)	(35,937,418)	(168,073,845)	(369,817,125)
Class I2	—	—	—	—	(17,971,723)	(38,056,012)
Class R6	—	—	—	—	(140,053)	(127,367)
Advisor Class	—	—	—	—	(24)	(142,011)
	(3,607,906)	(6,431,556)	(63,159,880)	(135,741,487)	(191,861,157)	(446,912,815)
Net increase (decrease) in net assets resulting from capital share transactions	(1,989,748)	(3,862,297)	(47,395,576)	(89,669,629)	28,143,020	78,216,596
Net increase (decrease) in net assets	(1,787,183)	(1,568,009)	(55,624,507)	(89,918,623)	6,664,470	102,171,170

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Dynamic Allocation		Transamerica Dynamic Income		Transamerica Emerging Markets Debt
	April 30, 2018 (unaudited)	October 31, 2017 (A)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (C)

Net assets:
Beginning of period/year	$18,813,863	$20,381,872	$326,218,092	$416,136,715	$939,766,512	$837,595,342
End of period/year	$17,026,680	$18,813,863	$270,593,585	$326,218,092	$946,430,982	$939,766,512
Undistributed (distributions in excess of) net investment income (loss)	$25,385	$62,709	$141,198	$38,184	$3,454,286	$1,834,487

Capital share transactions - shares:
Shares issued:
Class A	26,271	51,640	286,283	1,010,414	236,284	1,694,018
Class C	37,184	58,106	200,706	808,500	151,875	278,533
Class I	62,943	104,523	616,863	1,709,901	16,404,530	36,551,354
Class I2	—	—	—	—	1,514,399	6,150,869
Class R6	—	—	—	—	40,114	633,202
Class T1	—	904	—	1,057	—	942
Advisor Class	—	—	—	1,055	273	14,038
	126,398	215,173	1,103,852	3,530,927	18,347,475	45,322,956
Shares reinvested:
Class A	5,681	10,833	185,454	443,492	38,576	136,141
Class C	348	3,663	263,767	606,114	18,926	45,648
Class I	3,105	4,007	126,206	293,365	1,235,601	2,211,709
Class I2	—	—	—	—	423,816	952,460
Class R6	—	—	—	—	3,965	3,919
Class T1	6	—	23	28	19	26
Advisor Class	—	—	24	31	23	198
	9,140	18,503	575,474	1,343,030	1,720,926	3,350,101
Shares redeemed:
Class A	(121,418)	(226,713)	(1,960,753)	(4,013,929)	(331,927)	(3,240,365)
Class C	(81,679)	(281,777)	(3,013,323)	(6,561,878)	(190,649)	(408,551)
Class I	(98,980)	(74,048)	(1,758,481)	(3,802,272)	(15,428,013)	(35,173,629)
Class I2	—	—	—	—	(1,644,456)	(3,585,100)
Class R6	—	—	—	—	(12,846)	(11,769)
Advisor Class	—	—	—	—	(2)	(13,218)
	(302,077)	(582,538)	(6,732,557)	(14,378,079)	(17,607,893)	(42,432,632)
Net increase (decrease) in shares outstanding:
Class A	(89,466)	(164,240)	(1,489,016)	(2,560,023)	(57,067)	(1,410,206)
Class C	(44,147)	(220,008)	(2,548,850)	(5,147,264)	(19,848)	(84,370)
Class I	(32,932)	34,482	(1,015,412)	(1,799,006)	2,212,118	3,589,434
Class I2	—	—	—	—	293,759	3,518,229
Class R6	—	—	—	—	31,233	625,352
Class T1	6	904	23	1,085	19	968
Advisor Class	—	—	24	1,086	294	1,018
	(166,539)	(348,862)	(5,053,231)	(9,504,122)	2,460,508	6,240,425

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.
(C)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Equity		Transamerica Event Driven		Transamerica Flexible Income
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (B) (C)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
From operations:
Net investment income (loss)	$407,846	$2,569,365	$(464,966)	$1,476,913	$8,675,371	$16,440,085
Net realized gain (loss)	19,270,239	9,797,667	3,158,765	4,674,785	16,593	(3,677,055)
Net change in unrealized appreciation (depreciation)	(3,246,891)	34,742,625	(1,245,951)	31,554	(12,713,994)	5,899,867
Net increase (decrease) in net assets resulting from operations	16,431,194	47,109,657	1,447,848	6,183,252	(4,022,030)	18,662,897

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(71,692)	(38,010)	—	—	(1,443,393)	(3,287,346)
Class B	—	—	—	—	(5,447)	(23,561)
Class C	(1,032)	(19,789)	—	—	(716,647)	(1,620,395)
Class I	(72,863)	(9,003)	(914)	(23)	(4,124,736)	(6,717,471)
Class I2	(2,365,604)	(2,910,992)	(1,548,315)	(1,538,826)	(2,305,546)	(5,174,332)
Class R6	—	—	—	—	(140,912)	(203,865)
Class T1	(71)	—	—	—	(316)	(382)
Advisor Class	(110)	(9)	(160)	(7)	(200)	(354)
Total dividends and/or distributions from net investment income	(2,511,372)	(2,977,803)	(1,549,389)	(1,538,856)	(8,737,197)	(17,027,706)

Capital share transactions:
Proceeds from shares sold:
Class A	3,271,280	9,170,440	—	—	16,121,958	40,198,896
Class B	—	—	—	—	18,226	12,312
Class C	561,556	809,112	—	—	6,570,368	6,201,229
Class I	5,107,580	8,973,883	—	57,145	113,699,855	70,536,792
Class I2	85,067,750	45,502,563	51,069,418	6,817,658	1,839,796	1,584,985
Class R6	—	—	—	—	2,095,546	3,851,220
Class T1	—	9,989	—	—	—	19,749
Advisor Class	—	10,000	—	10,000	—	10,000
	94,008,166	64,475,987	51,069,418	6,884,803	140,345,749	122,415,183
Dividends and/or distributions reinvested:
Class A	71,570	36,183	—	—	1,257,599	2,902,072
Class B	—	—	—	—	5,337	21,922
Class C	1,032	18,967	—	—	571,302	1,246,211
Class I	71,978	9,003	912	23	3,353,053	5,327,554
Class I2	2,365,604	2,910,992	1,548,315	1,538,826	2,305,546	5,223,019
Class R6	—	—	—	—	140,912	204,448
Class T1	71	—	—	—	195	246
Advisor Class	110	9	160	7	200	354
	2,510,365	2,975,154	1,549,387	1,538,856	7,634,144	14,925,826
Cost of shares redeemed:
Class A	(1,921,432)	(2,649,201)	—	—	(14,572,261)	(46,935,294)
Class B	—	—	—	—	(34,882)	(446,514)
Class C	(342,252)	(621,743)	—	—	(6,534,888)	(18,314,327)
Class I	(2,529,790)	(2,240,898)	(175)	—	(40,740,736)	(57,485,644)
Class I2	(67,005,788)	(18,532,261)	(10,051,832)	(20,221,985)	(8,866,644)	(25,682,096)
Class R6	—	—	—	—	(1,172,939)	(842,558)
Class T1	—	—	—	—	(9,551)	—
	(71,799,262)	(24,044,103)	(10,052,007)	(20,221,985)	(71,931,901)	(149,706,433)
Automatic conversions:
Class A	—	—	—	—	250,837	411,016
Class B	—	—	—	—	(250,837)	(411,016)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	24,719,269	43,407,038	42,566,798	(11,798,326)	76,047,992	(12,365,424)
Net increase (decrease) in net assets	38,639,091	87,538,892	42,465,257	(7,153,930)	63,288,765	(10,730,233)

Net assets:
Beginning of period/year	238,687,182	151,148,290	90,245,258	97,399,188	440,205,138	450,935,371
End of period/year	$277,326,273	$238,687,182	$132,710,515	$90,245,258	$503,493,903	$440,205,138
Undistributed (distributions in excess of) net investment income (loss)	$208,917	$2,312,443	$(151,205)	$1,863,150	$(517,737)	$(455,911)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Equity		Transamerica Event Driven		Transamerica Flexible Income
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (B) (C)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)

Capital share transactions - shares:
Shares issued:
Class A	281,432	938,973	—	—	1,754,781	4,340,989
Class B	—	—	—	—	1,958	1,329
Class C	48,917	85,065	—	—	717,080	671,862
Class I	444,041	889,138	—	5,695	12,332,905	7,593,840
Class I2	7,487,037	4,682,241	4,898,598	682,866	198,086	171,019
Class R6	—	—	—	—	226,814	415,230
Class T1	—	1,053	—	—	—	2,129
Advisor Class	—	1,193	—	993	—	1,093
	8,261,427	6,597,663	4,898,598	689,554	15,231,624	13,197,491
Shares reinvested:
Class A	6,519	4,445	—	—	136,652	312,453
Class B	—	—	—	—	578	2,361
Class C	94	2,341	—	—	62,487	135,072
Class I	6,513	1,102	87	2	364,301	572,687
Class I2	214,082	356,303	150,615	155,124	249,990	561,411
Class R6	—	—	—	—	15,300	21,947
Class T1	6	—	—	—	21	26
Advisor Class	10	1	15	1	22	38
	227,224	364,192	150,717	155,127	829,351	1,605,995
Shares redeemed:
Class A	(168,554)	(264,637)	—	—	(1,577,451)	(5,057,768)
Class B	—	—	—	—	(3,793)	(48,149)
Class C	(30,137)	(64,235)	—	—	(712,780)	(1,988,549)
Class I	(219,146)	(214,636)	(16)	—	(4,416,370)	(6,193,409)
Class I2	(5,627,091)	(1,871,886)	(964,510)	(2,007,022)	(959,811)	(2,767,636)
Class R6	—	—	—	—	(127,996)	(90,719)
Class T1	—	—	—	—	(1,044)	—
	(6,044,928)	(2,415,394)	(964,526)	(2,007,022)	(7,799,245)	(16,146,230)
Automatic conversions:
Class A	—	—	—	—	27,189	44,274
Class B	—	—	—	—	(27,152)	(44,236)
	—	—	—	—	37	38
Net increase (decrease) in shares outstanding:
Class A	119,397	678,781	—	—	341,171	(360,052)
Class B	—	—	—	—	(28,409)	(88,695)
Class C	18,874	23,171	—	—	66,787	(1,181,615)
Class I	231,408	675,604	71	5,697	8,280,836	1,973,118
Class I2	2,074,028	3,166,658	4,084,703	(1,169,032)	(511,735)	(2,035,206)
Class R6	—	—	—	—	114,118	346,458
Class T1	6	1,053	—	—	(1,023)	2,155
Advisor Class	10	1,194	15	994	22	1,131
	2,443,723	4,546,461	4,084,789	(1,162,340)	8,261,767	(1,342,706)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I commenced operations on November 11, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate		Transamerica Global Equity		Transamerica Government Money Market
	April 30, 2018 (unaudited)	October 31, 2017 (A)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (C) (D)
From operations:
Net investment income (loss)	$14,415,015	$22,316,072	$62,325	$541,670	$3,296,045	$205,016
Net realized gain (loss)	1,201,428	289,049	6,877,831	5,033,809	—	199
Net change in unrealized appreciation (depreciation)	(2,399,638)	386,958	(4,201,052)	20,747,076	—	—
Net increase (decrease) in net assets resulting from operations	13,216,805	22,992,079	2,739,104	26,322,555	3,296,045	205,215

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(782,278)	(1,037,595)	(807,300)	(967,374)	(4,568)	(10,399)
Class B	—	—	(5,993)	(20,351)	(16)	(57)
Class C	(300,334)	(426,594)	(510,170)	(786,606)	(436)	(1,093)
Class I	(1,704,720)	(2,098,647)	(746,307)	(815,513)	(40,273)	(1,147)
Class I2	(11,639,688)	(18,899,972)	—	—	(157)	(460)
Class I3	—	—	—	—	(368,308)	(40,253)
Class R2	—	—	—	—	(2,027,530)	(95,066)
Class R4	—	—	—	—	(854,757)	(56,540)
Class R6	—	—	(24,294)	(14,519)	—	—
Class T1	(210)	(240)	(179)	—	—	—
Advisor Class	—	—	(255)	(12)	—	—
Total dividends and/or distributions from net investment income	(14,427,230)	(22,463,048)	(2,094,498)	(2,604,375)	(3,296,045)	(205,015)

Capital share transactions:
Proceeds from shares sold:
Class A	18,980,252	40,831,647	2,961,249	7,190,126	35,702,579	107,129,499
Class B	—	—	—	27,787	51,543	244,495
Class C	4,680,800	13,841,884	768,284	1,362,306	6,685,748	15,402,606
Class I	52,275,724	89,627,788	1,744,248	9,274,080	4,396,716	12,372,709
Class I2	160,454,321	150,996,705	—	—	966,607	8,645,454
Class I3	—	—	—	—	255,296,600	77,378,722
Class R2	—	—	—	—	81,561,831	4,363,672
Class R4	—	—	—	—	46,558,865	3,706,200
Class R6	—	—	138,541	933,164	—	—
Class T1	—	10,000	—	10,000	—	—
Advisor Class	—	—	—	10,000	—	—
	236,391,097	295,308,024	5,612,322	18,807,463	431,220,489	229,243,357
Issued from fund acquisition:
Class I3	—	—	—	—	—	66,989,654
Class R2	—	—	—	—	—	632,075,520
Class R4	—	—	—	—	—	187,617,564
	—	—	—	—	—	886,682,738
Dividends and/or distributions reinvested:
Class A	772,845	1,036,577	736,670	924,346	4,090	9,449
Class B	—	—	5,963	19,753	10	35
Class C	296,082	422,179	467,509	657,493	369	948
Class I	1,692,678	2,097,097	627,897	678,324	37,586	1,007
Class I2	11,639,688	19,048,239	—	—	157	468
Class I3	—	—	—	—	368,294	40,272
Class R2	—	—	—	—	2,027,530	95,066
Class R4	—	—	—	—	854,757	56,540
Class R6	—	—	24,294	14,519	—	—
Class T1	210	240	179	—	—	—
Advisor Class	—	—	255	12	—	—
	14,401,503	22,604,332	1,862,767	2,294,447	3,292,793	203,785
Cost of shares redeemed:
Class A	(11,480,948)	(9,877,972)	(4,836,337)	(14,030,048)	(49,751,643)	(108,648,516)
Class B	—	—	(71,274)	(420,172)	(96,106)	(484,105)
Class C	(2,325,081)	(3,388,071)	(4,426,738)	(15,470,948)	(7,983,319)	(17,886,249)
Class I	(14,665,335)	(32,451,925)	(3,348,853)	(10,255,116)	(4,756,887)	(11,979,994)
Class I2	(105,596,723)	(33,440,263)	—	—	(3,424,759)	(12,750,078)
Class I3	—	—	—	—	(296,622,116)	(21,859,667)
Class R2	—	—	—	—	(38,778,374)	(1,615,690)
Class R4	—	—	—	—	(49,126,850)	(1,080,158)
Class R6	—	—	(96,204)	(116,308)	—	—
	(134,068,087)	(79,158,231)	(12,779,406)	(40,292,592)	(450,540,054)	(176,304,457)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate		Transamerica Global Equity		Transamerica Government Money Market
	April 30, 2018 (unaudited)	October 31, 2017 (A)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (C) (D)
Automatic conversions:
Class A	—	—	435,535	610,687	164,075	379,513
Class B	—	—	(435,535)	(610,687)	(164,075)	(379,513)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	116,724,513	238,754,125	(5,304,317)	(19,190,682)	(16,026,772)	939,825,423
Net increase (decrease) in net assets	115,514,088	239,283,156	(4,659,711)	4,527,498	(16,026,772)	939,825,623

Net assets:
Beginning of period/year	640,248,376	400,965,220	123,333,288	118,805,790	1,189,143,553	249,317,930
End of period/year	$755,762,464	$640,248,376	$118,673,577	$123,333,288	$1,173,116,781	$1,189,143,553
Undistributed (distributions in excess of) net investment income (loss)	$14,306	$26,521	$(1,385,749)	$646,424	$—	$—
Capital share transactions - shares:
Shares issued:
Class A	1,907,724	4,094,398	212,683	572,983	35,702,579	107,129,499
Class B	—	—	—	2,200	51,543	244,495
Class C	470,232	1,386,980	55,931	113,149	6,685,748	15,402,606
Class I	5,269,943	9,015,911	125,373	765,863	4,396,716	12,372,709
Class I2	16,102,180	15,110,130	—	—	966,607	8,645,454
Class I3	—	—	—	—	255,296,600	77,378,722
Class R2	—	—	—	—	81,561,831	4,363,672
Class R4	—	—	—	—	46,558,865	3,706,200
Class R6	—	—	9,862	77,051	—	—
Class T1	—	1,001	—	835	—	—
Advisor Class	—	—	—	868	—	—
	23,750,079	29,608,420	403,849	1,532,949	431,220,489	229,243,357
Shares issued on fund acquisition:
Class I3	—	—	—	—	—	66,989,654
Class R2	—	—	—	—	—	632,075,520
Class R4	—	—	—	—	—	187,617,564
	—	—	—	—	—	886,682,738
Shares reinvested:
Class A	77,644	103,915	53,537	82,457	4,090	9,449
Class B	—	—	437	1,783	10	35
Class C	29,740	42,315	34,554	59,610	369	949
Class I	170,705	210,916	45,632	59,912	37,586	1,006
Class I2	1,169,383	1,909,734	—	—	157	468
Class I3	—	—	—	—	368,294	40,272
Class R2	—	—	—	—	2,027,530	95,066
Class R4	—	—	—	—	854,757	56,540
Class R6	—	—	1,764	1,268	—	—
Class T1	21	24	13	—	—	—
Advisor Class	—	—	18	1	—	—
	1,447,493	2,266,904	135,955	205,031	3,292,793	203,785
Shares redeemed:
Class A	(1,154,132)	(991,046)	(349,190)	(1,156,020)	(49,751,643)	(108,648,516)
Class B	—	—	(5,250)	(34,587)	(96,106)	(484,105)
Class C	(233,621)	(339,808)	(323,507)	(1,297,571)	(7,983,319)	(17,886,249)
Class I	(1,478,834)	(3,265,212)	(243,279)	(841,504)	(4,756,886)	(11,979,994)
Class I2	(10,603,200)	(3,355,771)	—	—	(3,424,759)	(12,750,078)
Class I3	—	—	—	—	(296,622,116)	(21,859,667)
Class R2	—	—	—	—	(38,778,374)	(1,615,690)
Class R4	—	—	—	—	(49,126,850)	(1,080,158)
Class R6	—	—	(6,967)	(9,021)	—	—
	(13,469,787)	(7,951,837)	(928,193)	(3,338,703)	(450,540,053)	(176,304,457)
Automatic conversions:
Class A	—	—	31,563	50,822	164,075	379,513
Class B	—	—	(31,925)	(51,666)	(164,075)	(379,513)
	—	—	(362)	(844)	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Floating Rate		Transamerica Global Equity		Transamerica Government Money Market
	April 30, 2018 (unaudited)	October 31, 2017 (A)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (C) (D)
Net increase (decrease) in shares outstanding:
Class A	831,236	3,207,267	(51,407)	(449,758)	(13,880,899)	(1,130,055)
Class B	—	—	(36,738)	(82,270)	(208,628)	(619,088)
Class C	266,351	1,089,487	(233,022)	(1,124,812)	(1,297,202)	(2,482,694)
Class I	3,961,814	5,961,615	(72,274)	(15,729)	(322,584)	393,721
Class I2	6,668,363	13,664,093	—	—	(2,457,995)	(4,104,156)
Class I3	—	—	—	—	(40,957,222)	122,548,981
Class R2	—	—	—	—	44,810,987	634,918,568
Class R4	—	—	—	—	(1,713,228)	190,300,146
Class R6	—	—	4,659	69,298	—	—
Class T1	21	1,025	13	835	—	—
Advisor Class	—	—	18	869	—	—
	11,727,785	23,923,487	(388,751)	(1,601,567)	(16,026,771)	939,825,423

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I3 commenced operations on May 19, 2017.
(D)	Class R2 and R4 commenced operations on October 13, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Growth		Transamerica High Quality Bond
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016
From operations:
Net investment income (loss)	$(211,013)	$(67,160)	$2,540,750	$2,708,942	$755,102
Net realized gain (loss)	91,866,770	86,602,623	(414,788)	(74,190)	—
Net realized gain (loss) allocated from Series Portfolios	—	—	—	1,511,352	(271,995)
Net change in unrealized appreciation (depreciation)	(67,960,910)	14,287,823	(3,455,709)	(828,500)	—
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	—	—	—	(1,308,687)	202,411
Net increase (decrease) in net assets resulting from operations	23,694,847	100,823,286	(1,329,747)	2,008,917	685,518

Dividends and/or distributions to shareholders:
Net investment income:
Class I2	(262,344)	(269,162)	—	—	—
Class I3	—	—	(2,254,842)	(1,924,637)	—
Class R	—	—	(139,588)	(82,945)	—
Class R4	—	—	(349,015)	(587,025)	(1,008,704)
Class R6	(7,898)	(2,307)	—	—	—
Total dividends and/or distributions from net investment income	(270,242)	(271,469)	(2,743,445)	(2,594,607)	(1,008,704)
Net realized gains:
Class I2	(83,633,520)	(71,424,962)	—	—	—
Class R6	(2,437,266)	(576,608)	—	—	—
Total dividends and/or distributions from net realized gains	(86,070,786)	(72,001,570)	—	—	—
Total dividends and/or distributions to shareholders	(86,341,028)	(72,273,039)	(2,743,445)	(2,594,607)	(1,008,704)

Capital share transactions:
Proceeds from shares sold:
Class I2	13,967,502	3,468,715	—	—	—
Class I3	—	—	75,563,122	153,882,615	—
Class R	—	—	1,099,926	1,269,754	—
Class R4	—	—	3,906,432	6,586,975	13,158,060
Class R6	5,124,034	5,458,217	—	—	—
	19,091,536	8,926,932	80,569,480	161,739,344	13,158,060
Issued from fund acquisition:
Class I3	—	—	—	180,891,191	—
Class R	—	—	—	101,647,214	—
	—	—	—	282,538,405	—
Dividends and/or distributions reinvested:
Class I2	83,895,864	71,694,124	—	—	—
Class I3	—	—	2,254,842	1,924,637	—
Class R	—	—	139,588	82,945	—
Class R4	—	—	349,015	587,025	1,008,704
Class R6	2,445,164	578,915	—	—	—
	86,341,028	72,273,039	2,743,445	2,594,607	1,008,704
Cost of shares redeemed:
Class I2	(168,511,096)	(127,698,429)	—	—	—
Class I3	—	—	(72,785,629)	(93,504,035)	—
Class R	—	—	(2,197,947)	(83,577,629)	—
Class R4	—	—	(5,121,132)	(23,281,037)	(14,759,138)
Class R6	(2,744,514)	(926,203)	—	—	—
	(171,255,610)	(128,624,632)	(80,104,708)	(200,362,701)	(14,759,138)
Net increase (decrease) in net assets resulting from capital share transactions	(65,823,046)	(47,424,661)	3,208,217	246,509,655	(592,374)
Net increase (decrease) in net assets	(128,469,227)	(18,874,414)	(864,975)	245,923,965	(915,560)

Net assets:
Beginning of period/year	352,803,989	371,678,403	302,235,837	56,311,872	57,227,432
End of period/year	$224,334,762	$352,803,989	$301,370,862	$302,235,837	$56,311,872
Undistributed (distributions in excess of) net investment income (loss)	$(570,880)	$(89,625)	$294,921	$497,616	$18,954

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Growth		Transamerica High Quality Bond
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016

Capital share transactions - shares:
Shares issued:
Class I2	1,250,010	292,258	—	—	—
Class I3	—	—	7,651,329	15,387,079	—
Class R	—	—	110,918	124,806	—
Class R4	—	—	394,603	658,874	1,306,444
Class R6	466,943	464,849	—	—	—
	1,716,953	757,107	8,156,850	16,170,759	1,306,444
Shares issued on fund acquisition:
Class I3	—	—	—	18,089,119	—
Class R	—	—	—	10,164,721	—
	—	—	—	28,253,840	—
Shares reinvested:
Class I2	8,066,910	6,782,793	—	—	—
Class I3	—	—	228,451	192,876	—
Class R	—	—	14,124	8,300	—
Class R4	—	—	35,364	58,827	100,380
Class R6	235,112	54,770	—	—	—
	8,302,022	6,837,563	277,939	260,003	100,380
Shares redeemed:
Class I2	(14,752,038)	(10,593,001)	—	—	—
Class I3	—	—	(7,351,349)	(9,349,681)	—
Class R	—	—	(221,752)	(8,351,020)	—
Class R4	—	—	(518,237)	(2,327,257)	(1,466,640)
Class R6	(247,522)	(75,219)	—	—	—
	(14,999,560)	(10,668,220)	(8,091,338)	(20,027,958)	(1,466,640)
Net increase (decrease) in shares outstanding:
Class I2	(5,435,118)	(3,517,950)	—	—	—
Class I3	—	—	528,431	24,319,393	—
Class R	—	—	(96,710)	1,946,807	—
Class R4	—	—	(88,270)	(1,609,556)	(59,816)
Class R6	454,533	444,400	—	—	—
	(4,980,585)	(3,073,550)	343,451	24,656,644	(59,816)

(A)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 1.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	Class I3, R, and R4 commenced operations on April 21, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield Muni
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A)
From operations:
Net investment income (loss)	$50,961,786	$97,141,878	$1,753,152	$3,052,788
Net realized gain (loss)	10,993,130	8,403,193	(115,348)	(1,691,804)
Net change in unrealized appreciation (depreciation)	(70,649,015)	47,175,073	(1,031,552)	(457,090)
Net increase (decrease) in net assets resulting from operations	(8,694,099)	152,720,144	606,252	903,894

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(2,620,800)	(5,827,127)	(530,387)	(1,178,305)
Class B	(19,568)	(92,593)	—	—
Class C	(1,006,110)	(2,246,104)	(165,791)	(308,289)
Class I	(3,246,666)	(9,681,538)	(1,056,572)	(1,565,656)
Class I2	(21,205,541)	(50,961,039)	(180)	(311)
Class I3	(10,418,030)	(13,116,261)	—	—
Class R	(1,332,339)	(2,340,483)	—	—
Class R4	(10,352,258)	(12,084,000)	—	—
Class R6	(974,804)	(1,069,920)	—	—
Class T1	(291)	(349)	(176)	(196)
Advisor Class	(444)	(588)	—	—
Total dividends and/or distributions from net investment income	(51,176,851)	(97,420,002)	(1,753,106)	(3,052,757)
Net realized gains:
Class A	—	—	—	(604,129)
Class C	—	—	—	(178,015)
Class I	—	—	—	(616,425)
Class I2	—	—	—	(136)
Total dividends and/or distributions from net realized gains	—	—	—	(1,398,705)
Total dividends and/or distributions to shareholders	(51,176,851)	(97,420,002)	(1,753,106)	(4,451,462)

Capital share transactions:
Proceeds from shares sold:
Class A	27,952,425	70,224,290	4,249,562	12,021,066
Class B	549	8,860	—	—
Class C	2,593,321	7,294,651	906,110	4,710,986
Class I	119,919,051	158,685,177	15,590,989	42,919,531
Class I2	87,300,750	58,935,984	—	—
Class I3	6,819,416	77,078,681	—	—
Class R	5,279,925	9,239,323	—	—
Class R4	29,810,094	28,031,069	—	—
Class R6	8,628,535	32,126,975	—	—
Class T1	—	10,000	—	10,000
Advisor Class	—	15,000	—	—
	288,304,066	441,650,010	20,746,661	59,661,583
Issued from fund acquisition:
Class I3	—	346,225,252	—	—
Class R	—	122,337,520	—	—
Class R4	—	352,098,584	—	—
	—	820,661,356	—	—
Dividends and/or distributions reinvested:
Class A	2,387,565	5,328,805	528,082	1,749,501
Class B	18,215	85,841	—	—
Class C	932,180	2,069,004	165,214	480,775
Class I	3,117,149	9,047,484	1,047,311	2,164,413
Class I2	21,205,533	51,381,833	180	450
Class I3	10,418,030	13,127,977	—	—
Class R	1,230,560	2,255,774	—	—
Class R4	10,352,248	12,084,000	—	—
Class R6	976,647	1,065,430	—	—
Class T1	291	349	176	196
Advisor Class	444	588	—	—
	50,638,862	96,447,085	1,740,963	4,395,335
Cost of shares redeemed:
Class A	(35,187,702)	(89,668,464)	(8,391,002)	(36,645,665)
Class B	(108,792)	(483,086)	—	—
Class C	(7,934,758)	(16,532,355)	(1,523,085)	(6,431,286)
Class I	(146,424,290)	(164,267,366)	(15,079,679)	(42,283,798)
Class I2	(447,400,077)	(238,843,844)	—	—
Class I3	(64,767,808)	(62,278,765)	—	—
Class R	(13,567,529)	(80,311,956)	—	—
Class R4	(17,888,369)	(30,083,253)	—	—
Class R6	(15,591,917)	(3,288,105)	—	—
	(748,871,242)	(685,757,194)	(24,993,766)	(85,360,749)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica High Yield Bond		Transamerica High Yield Muni
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A)
Automatic conversions:
Class A	719,080	1,099,262	—	—
Class B	(719,080)	(1,099,262)	—	—
	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(409,928,314)	673,001,257	(2,506,142)	(21,303,831)
Net increase (decrease) in net assets	(469,799,264)	728,301,399	(3,652,996)	(24,851,399)

Net assets:
Beginning of period/year	2,015,572,835	1,287,271,436	103,471,648	128,323,047
End of period/year	$1,545,773,571	$2,015,572,835	$99,818,652	$103,471,648
Undistributed (distributions in excess of) net investment income (loss)	$(284,398)	$(69,333)	$46	$—
Capital share transactions - shares:
Shares issued:
Class A	3,054,854	7,618,203	366,030	1,065,647
Class B	60	978	—	—
Class C	283,076	795,710	77,894	419,479
Class I	13,008,354	17,234,944	1,338,789	3,797,704
Class I2	9,526,177	6,363,591	—	—
Class I3	735,168	8,184,824	—	—
Class R	570,366	980,153	—	—
Class R4	3,229,655	2,989,897	—	—
Class R6	928,195	3,430,588	—	—
Class T1	—	1,089	—	901
Advisor Class	—	1,628	—	—
	31,335,905	47,601,605	1,782,713	5,283,731
Shares issued on fund acquisition:
Class I3	—	37,423,688	—	—
Class R	—	13,223,534	—	—
Class R4	—	38,058,540	—	—
	—	88,705,762	—	—
Shares reinvested:
Class A	260,581	575,392	45,724	156,291
Class B	1,981	9,279	—	—
Class C	102,237	224,497	14,287	42,883
Class I	337,624	969,541	90,489	192,099
Class I2	2,287,533	5,496,562	15	41
Class I3	1,125,441	1,392,459	—	—
Class R	132,956	239,501	—	—
Class R4	1,119,141	1,281,835	—	—
Class R6	105,433	113,280	—	—
Class T1	31	37	15	17
Advisor Class	48	63	—	—
	5,473,006	10,302,446	150,530	391,331
Shares redeemed:
Class A	(3,852,634)	(9,740,126)	(722,290)	(3,229,878)
Class B	(11,791)	(52,217)	—	—
Class C	(869,142)	(1,800,372)	(131,939)	(570,388)
Class I	(15,843,366)	(17,753,679)	(1,301,480)	(3,765,771)
Class I2	(48,638,333)	(25,548,022)	—	—
Class I3	(7,030,516)	(6,621,144)	—	—
Class R	(1,460,104)	(8,534,812)	—	—
Class R4	(1,930,515)	(3,192,345)	—	—
Class R6	(1,691,955)	(350,654)	—	—
	(81,328,356)	(73,593,371)	(2,155,709)	(7,566,037)
Automatic conversions:
Class A	78,251	118,528	—	—
Class B	(78,151)	(118,400)	—	—
	100	128	—	—
Net increase (decrease) in shares outstanding:
Class A	(458,948)	(1,428,003)	(310,536)	(2,007,940)
Class B	(87,901)	(160,360)	—	—
Class C	(483,829)	(780,165)	(39,758)	(108,026)
Class I	(2,497,388)	450,806	127,798	224,032
Class I2	(36,824,623)	(13,687,869)	15	41
Class I3	(5,169,907)	40,379,827	—	—
Class R	(756,782)	5,908,376	—	—
Class R4	2,418,281	39,137,927	—	—
Class R6	(658,327)	3,193,214	—	—
Class T1	31	1,126	15	918
Advisor Class	48	1,691	—	—
	(44,519,345)	73,016,570	(222,466)	(1,890,975)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Class I3 R, and R4 commenced operations on March 24, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Inflation Opportunities		Transamerica Inflation-Protected Securities
	April 30, 2018 (unaudited)	October 31, 2017 (A)	April 30, 2018 (unaudited)	October 31, 2017 (B) (C) (D)	December 31, 2016
From operations:
Net investment income (loss)	$1,845,247	$2,861,864	$2,171,048	$1,797,750	$895,162
Net realized gain (loss)	(787,997)	(1,877,583)	1,270,613	(1,745,267)	—
Net realized gain (loss) allocated from Series Portfolios	—	—	—	425,860	(242,185)
Net change in unrealized appreciation (depreciation)	(447,958)	1,501,989	(2,571,532)	219,794	—
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	—	—	—	57,860	2,279,047
Net increase (decrease) in net assets resulting from operations	609,292	2,486,270	870,129	755,997	2,932,024

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(5,071)	(8,352)	—	—	—
Class C	(4,043)	(5,089)	—	—	—
Class I	(3,191)	(5,546)	—	—	—
Class I2	(1,653,921)	(2,557,524)	—	—	—
Class I3	—	—	(962,518)	(747,945)	—
Class R	—	—	(47,321)	(640)	—
Class R4	—	—	(114,816)	(500,748)	(963,275)
Class R6	(491)	(766)	—	—	—
Class T1	(88)	(91)	—	—	—
Total dividends and/or distributions from net investment income	(1,666,805)	(2,577,368)	(1,124,655)	(1,249,333)	(963,275)

Capital share transactions:
Proceeds from shares sold:
Class A	135,410	107,026	—	—	—
Class C	18,700	280,258	—	—	—
Class I	150,000	345	—	—	—
Class I2	21,111,242	20,887,256	—	—	—
Class I3	—	—	1,303,145	117,226,159	—
Class R	—	—	632,557	1,733,248	—
Class R4	—	—	2,068,905	5,685,936	9,978,849
Class T1	—	10,000	—	—	—
	21,415,352	21,284,885	4,004,607	124,645,343	9,978,849
Issued from fund acquisition:
Class I3	—	—	—	64,350,738	—
Class R	—	—	—	114,858,579	—
	—	—	—	179,209,317	—
Dividends and/or distributions reinvested:
Class A	5,071	8,352	—	—	—
Class C	4,043	5,089	—	—	—
Class I	3,191	5,546	—	—	—
Class I2	1,653,921	2,557,524	—	—	—
Class I3	—	—	962,518	747,945	—
Class R	—	—	47,321	640	—
Class R4	—	—	114,816	500,748	963,275
Class R6	491	766	—	—	—
Class T1	88	91	—	—	—
	1,666,805	2,577,368	1,124,655	1,249,333	963,275
Cost of shares redeemed:
Class A	(161,550)	(126,065)	—	—	—
Class C	(65,977)	(94,689)	—	—	—
Class I	(650)	(1,050,645)	—	—	—
Class I2	(16,594,175)	(30,262,957)	—	—	—
Class I3	—	—	(10,545,891)	(37,521,717)	—
Class R	—	—	(2,391,760)	(103,703,045)	—
Class R4	—	—	(5,033,994)	(46,803,450)	(25,694,006)
	(16,822,352)	(31,534,356)	(17,971,645)	(188,028,212)	(25,694,006)
Net increase (decrease) in net assets resulting from capital share transactions	6,259,805	(7,672,103)	(12,842,383)	117,075,781	(14,751,882)
Net increase (decrease) in net assets	5,202,292	(7,763,201)	(13,096,909)	116,582,445	(12,783,133)

Net assets:
Beginning of period/year	173,639,086	181,402,287	180,220,323	63,637,878	76,421,011
End of period/year	$178,841,378	$173,639,086	$167,123,414	$180,220,323	$63,637,878
Undistributed (distributions in excess of) net investment income (loss)	$308,319	$129,877	$1,303,001	$256,608	$12,483

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Inflation Opportunities		Transamerica Inflation-Protected Securities
	April 30, 2018 (unaudited)	October 31, 2017 (A)	April 30, 2018 (unaudited)	October 31, 2017 (B) (C) (D)	December 31, 2016

Capital share transactions - shares:
Shares issued:
Class A	13,678	10,823	—	—	—
Class C	1,915	28,812	—	—	—
Class I	15,000	34	—	—	—
Class I2	2,099,144	2,102,026	—	—	—
Class I3	—	—	130,524	11,729,019	—
Class R	—	—	63,557	166,354	—
Class R4	—	—	208,000	570,654	998,930
Class T1	—	1,014	—	—	—
	2,129,737	2,142,709	402,081	12,466,027	998,930
Shares issued on fund acquisition:
Class I3	—	—	—	6,435,074	—
Class R	—	—	—	11,485,858	—
	—	—	—	17,920,932	—
Shares reinvested:
Class A	510	845	—	—	—
Class C	414	523	—	—	—
Class I	320	560	—	—	—
Class I2	165,294	257,004	—	—	—
Class I3	—	—	97,068	75,159	—
Class R	—	—	4,773	64	—
Class R4	—	—	11,583	50,137	96,143
Class R6	49	77	—	—	—
Class T1	9	9	—	—	—
	166,596	259,018	113,424	125,360	96,143
Shares redeemed:
Class A	(16,338)	(12,714)	—	—	—
Class C	(6,745)	(9,679)	—	—	—
Class I	(65)	(106,800)	—	—	—
Class I2	(1,655,646)	(3,035,681)	—	—	—
Class I3	—	—	(1,058,027)	(3,757,939)	—
Class R	—	—	(239,210)	(10,381,068)	—
Class R4	—	—	(504,884)	(4,702,027)	(2,571,487)
	(1,678,794)	(3,164,874)	(1,802,121)	(18,841,034)	(2,571,487)
Net increase (decrease) in shares outstanding:
Class A	(2,150)	(1,046)	—	—	—
Class C	(4,416)	19,656	—	—	—
Class I	15,255	(106,206)	—	—	—
Class I2	608,792	(676,651)	—	—	—
Class I3	—	—	(830,435)	14,481,313	—
Class R	—	—	(170,880)	1,271,208	—
Class R4	—	—	(285,301)	(4,081,236)	(1,476,414)
Class R6	49	77	—	—	—
Class T1	9	1,023	—	—	—
	617,539	(763,147)	(1,286,616)	11,671,285	(1,476,414)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Transamerica Partners Institutional Inflation-Protected Securities reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	Effective April 21, 2017, the Fund underwent a 0.97-for-1 share split. The Capital share transactions – shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(D)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Intermediate Bond			Transamerica Intermediate Muni
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (D)
From operations:
Net investment income (loss)	$39,098,877	$43,933,188	$7,558,985	$15,977,746	$25,280,545
Net realized gain (loss)	(17,254,205)	12,477,427	—	(2,066,970)	(13,096,372)
Net realized gain (loss) allocated from Series Portfolios	—	2,063,488	3,195,662	—	—
Net change in unrealized appreciation (depreciation)	(83,398,950)	32,404,587	—	(30,961,075)	(4,660,695)
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	—	(33,975)	745,508	—	—
Net increase (decrease) in net assets resulting from operations	(61,554,278)	90,844,715	11,500,155	(17,050,299)	7,523,478

Dividends and/or distributions to shareholders:
Net investment income:
Class A	—	—	—	(3,339,195)	(7,077,061)
Class C	—	—	—	(1,428,395)	(2,590,948)
Class I	—	—	—	(11,203,291)	(15,613,065)
Class I2	(27,510,222)	(32,710,168)	—	(120)	(215)
Class I3	(8,365,503)	(9,025,255)	—	—	—
Class R	(1,115,203)	(1,786,781)	—	—	—
Class R4	(3,469,852)	(5,678,068)	(8,450,944)	—	—
Class T1	—	—	—	(113)	(121)
Advisor Class	—	—	—	(5,693)	(999)
Total dividends and/or distributions from net investment income	(40,460,780)	(49,200,272)	(8,450,944)	(15,976,807)	(25,282,409)
Net realized gains:
Class A	—	—	—	—	(2,348,489)
Class C	—	—	—	—	(1,227,296)
Class I	—	—	—	—	(4,235,485)
Class I2	—	—	—	—	(61)
Class R4	—	—	(2,733,553)	—	—
Advisor Class	—	—	—	—	(65)
Total dividends and/or distributions from net realized gains	—	—	(2,733,553)	—	(7,811,396)
Total dividends and/or distributions to shareholders	(40,460,780)	(49,200,272)	(11,184,497)	(15,976,807)	(33,093,805)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	—	52,198,590	127,063,834
Class C	—	—	—	19,595,165	44,612,182
Class I	—	—	—	261,331,181	561,748,181
Class I2	137,997,262	96,286,499	—	—	—
Class I3	151,183,373	279,773,243	—	—	—
Class R	5,216,523	5,371,127	—	—	—
Class R4	23,812,578	33,305,979	49,265,943	—	—
Class T1	—	—	—	—	10,000
Advisor Class	—	—	—	804,834	297,993
	318,209,736	414,736,848	49,265,943	333,929,770	733,732,190
Issued from fund acquisition:
Class I2	—	1,965,902,863	—	—	—
Class I3	—	447,822,600	—	—	—
Class R	—	365,849,559	—	—	—
	—	2,779,575,022	—	—	—
Dividends and/or distributions reinvested:
Class A	—	—	—	3,169,039	8,781,198
Class C	—	—	—	1,223,087	3,293,954
Class I	—	—	—	7,957,169	14,264,507
Class I2	27,510,222	32,710,168	—	120	276
Class I3	8,365,503	9,025,255	—	—	—
Class R	1,115,203	1,786,781	—	—	—
Class R4	3,469,852	5,678,068	11,184,497	—	—
Class T1	—	—	—	113	121
Advisor Class	—	—	—	5,686	1,064
	40,460,780	49,200,272	11,184,497	12,355,214	26,341,120
Cost of shares redeemed:
Class A	—	—	—	(72,070,515)	(242,114,748)
Class C	—	—	—	(26,751,538)	(63,778,002)
Class I	—	—	—	(180,222,351)	(480,603,723)
Class I2	(111,402,051)	(61,273,519)	—	—	—
Class I3	(42,461,477)	(115,505,985)	—	—	—
Class R	(13,158,148)	(265,031,197)	—	—	—
Class R4	(28,771,333)	(70,336,140)	(117,221,441)	—	—
Advisor Class	—	—	—	(173,455)	(364)
	(195,793,009)	(512,146,841)	(117,221,441)	(279,217,859)	(786,496,837)
Net increase (decrease) in net assets resulting from capital share transactions	162,877,507	2,731,365,301	(56,771,001)	67,067,125	(26,423,527)
Net increase (decrease) in net assets	60,862,449	2,773,009,744	(56,455,343)	34,040,019	(51,993,854)

Net assets:
Beginning of period/year	3,090,159,565	317,149,821	373,605,164	1,407,699,386	1,459,693,240
End of period/year	$3,151,022,014	$3,090,159,565	$317,149,821	$1,441,739,405	$1,407,699,386
Undistributed (distributions in excess of) net investment income (loss)	$(1,245,502)	$116,401	$—	$939	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Intermediate Bond			Transamerica Intermediate Muni
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (D)

Capital share transactions - shares:
Shares issued:
Class A	—	—	—	4,610,376	11,307,705
Class C	—	—	—	1,734,069	3,973,189
Class I	—	—	—	22,990,489	49,660,381
Class I2	13,672,597	9,479,538	—	—	—
Class I3	15,183,138	27,440,507	—	—	—
Class R	516,820	518,373	—	—	—
Class R4	2,364,665	3,273,804	4,819,538	—	—
Class T1	—	—	—	—	902
Advisor Class	—	—	—	71,288	25,967
	31,737,220	40,712,222	4,819,538	29,406,222	64,968,144
Shares issued on fund acquisition:
Class I2	—	195,080,630	—	—	—
Class I3	—	44,438,308	—	—	—
Class R	—	36,303,963	—	—	—
	—	275,822,901	—	—	—
Shares reinvested:
Class A	—	—	—	281,657	786,355
Class C	—	—	—	108,934	296,062
Class I	—	—	—	704,309	1,268,871
Class I2	2,750,452	3,211,417	—	11	25
Class I3	835,180	883,049	—	—	—
Class R	111,224	175,171	—	—	—
Class R4	346,256	558,412	1,100,156	—	—
Class T1	—	—	—	10	11
Advisor Class	—	—	—	505	93
	4,043,112	4,828,049	1,100,156	1,095,426	2,351,417
Shares redeemed:
Class A	—	—	—	(6,374,999)	(21,586,049)
Class C	—	—	—	(2,375,408)	(5,693,151)
Class I	—	—	—	(15,921,182)	(42,799,733)
Class I2	(11,174,892)	(5,993,619)	—	—	—
Class I3	(4,214,358)	(11,289,609)	—	—	—
Class R	(1,297,861)	(25,996,213)	—	—	—
Class R4	(2,890,446)	(6,911,750)	(11,527,736)	—	—
Advisor Class	—	—	—	(15,446)	(32)
	(19,577,557)	(50,191,191)	(11,527,736)	(24,687,035)	(70,078,965)
Net increase (decrease) in shares outstanding:
Class A	—	—	—	(1,482,966)	(9,491,989)
Class C	—	—	—	(532,405)	(1,423,900)
Class I	—	—	—	7,773,616	8,129,519
Class I2	5,248,157	201,777,966	—	11	25
Class I3	11,803,960	61,472,255	—	—	—
Class R	(669,817)	11,001,294	—	—	—
Class R4	(179,525)	(3,079,534)	(5,608,042)	—	—
Class T1	—	—	—	10	913
Advisor Class	—	—	—	56,347	26,028
	16,202,775	271,171,981	(5,608,042)	5,814,613	(2,759,404)

(A)	Transamerica Partners Institutional Core Bond reorganized into the Fund on March 24, 2017. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 24, 2017, the Fund underwent a 1.06-for-1 share split. The Capital share transactions – shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Class T1 commenced operations on March 17, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Equity		Transamerica International Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	April 30, 2018 (unaudited)	October 31, 2017 (D) (E) (F)
From operations:
Net investment income (loss)	$45,284,401	$127,719,112	$12,233,805	$17,040,088
Net realized gain (loss)	130,474,941	7,287,796	188,346,560	20,855,566
Net change in unrealized appreciation (depreciation)	44,488,228	651,118,939	(181,724,671)	246,629,606
Net increase (decrease) in net assets resulting from operations	220,247,570	786,125,847	18,855,694	284,525,260

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(7,233,243)	(3,475,006)	—	—
Class C	(1,696,387)	(296,476)	—	—
Class I	(71,524,342)	(25,478,447)	—	—
Class I2	(73,435,227)	(28,776,503)	(22,882,446)	(12,679,466)
Class I3	(6,742,243)	—	—	—
Class R	(842,448)	—	—	—
Class R4	(495,072)	—	—	—
Class R6	(6,002,484)	(1,696,461)	—	—
Class T1	(257)	—	—	—
Advisor Class	(12,723)	(7)	—	—
Total dividends and/or distributions from net investment income	(167,984,426)	(59,722,900)	(22,882,446)	(12,679,466)
Net realized gains:
Class A	—	(754,292)	—	—
Class C	—	(153,044)	—	—
Class I	—	(4,062,192)	—	—
Class I2	—	(4,352,408)	—	—
Class R6	—	(256,047)	—	—
Advisor Class	—	(26)	—	—
Total dividends and/or distributions from net realized gains	—	(9,578,009)	—	—
Total dividends and/or distributions to shareholders	(167,984,426)	(69,300,909)	(22,882,446)	(12,679,466)

Capital share transactions:
Proceeds from shares sold:
Class A	33,776,452	97,978,419	17,517	—
Class C	13,601,589	26,852,093	—	—
Class I	597,779,070	817,811,367	10,000	—
Class I2	277,181,154	426,556,746	164,707,381	64,868,372
Class I3	2,594,754	142,118,819	—	—
Class R	1,553,492	3,034,009	—	—
Class R4	2,163,337	2,018,635	—	—
Class R6	53,552,803	128,349,753	10,000	—
Class T1	19,501	10,000	—	—
Advisor Class	1,404,808	243,000	—	—
	983,626,960	1,644,972,841	164,744,898	64,868,372
Issued from fund acquisition:
Class I3	—	189,770,376	—	—
Class R	—	141,711,875	—	—
Class R4	—	40,890,816	—	—
	—	372,373,067	—	—
Dividends and/or distributions reinvested:
Class A	6,766,872	4,066,061	—	—
Class C	1,457,576	331,067	—	—
Class I	66,820,752	27,551,001	—	—
Class I2	73,383,042	33,128,911	22,882,446	12,679,466
Class I3	6,742,243	—	—	—
Class R	842,448	—	—	—
Class R4	495,072	—	—	—
Class R6	5,818,711	1,952,508	—	—
Class T1	257	—	—	—
Advisor Class	12,723	33	—	—
	162,339,696	67,029,581	22,882,446	12,679,466
Cost of shares redeemed:
Class A	(70,352,225)	(186,662,747)	—	—
Class C	(8,211,010)	(24,663,772)	—	—
Class I	(361,374,768)	(444,064,244)	—	—
Class I2	(283,761,279)	(167,240,592)	(129,078,937)	(144,995,285)
Class I3	(24,500,934)	(92,278,290)	—	—
Class R	(4,350,011)	(112,621,640)	—	—
Class R4	(3,803,669)	(25,727,316)	—	—
Class R6	(19,706,921)	(29,882,324)	—	—
Advisor Class	(446,341)	—	—	—
	(776,507,158)	(1,083,140,925)	(129,078,937)	(144,995,285)
Net increase (decrease) in net assets resulting from capital share transactions	369,459,498	1,001,234,564	58,548,407	(67,447,447)
Net increase (decrease) in net assets	421,722,642	1,718,059,502	54,521,655	204,398,347

Net assets:
Beginning of period/year	5,406,242,630	3,688,183,128	1,368,414,280	1,164,015,933
End of period/year	$5,827,965,272	$5,406,242,630	$1,422,935,935	$1,368,414,280
Undistributed (distributions in excess of) net investment income (loss)	$1,639,670	$124,339,695	$6,482,121	$17,130,762

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Equity		Transamerica International Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	April 30, 2018 (unaudited)	October 31, 2017 (D) (E) (F)

Capital share transactions - shares:
Shares issued:
Class A	1,724,365	5,549,640	1,957	—
Class C	704,676	1,495,354	—	—
Class I	30,240,445	45,394,285	1,125	—
Class I2	13,989,042	22,941,097	18,154,734	7,899,403
Class I3	130,443	7,622,880	—	—
Class R	78,148	162,589	—	—
Class R4	108,784	106,585	—	—
Class R6	2,690,820	7,264,628	1,125	—
Class T1	981	575	—	—
Advisor Class	69,970	12,488	—	—
	49,737,674	90,550,121	18,158,941	7,899,403
Shares issued on fund acquisition:
Class I3	—	11,005,711	—	—
Class R	—	8,218,564	—	—
Class R4	—	2,371,458	—	—
	—	21,595,733	—	—
Shares reinvested:
Class A	354,101	250,837	—	—
Class C	77,243	20,640	—	—
Class I	3,458,631	1,680,964	—	—
Class I2	3,796,329	2,020,055	2,556,698	1,765,942
Class I3	346,467	—	—	—
Class R	43,180	—	—	—
Class R4	25,440	—	—	—
Class R6	298,090	117,976	—	—
Class T1	13	—	—	—
Advisor Class	650	2	—	—
	8,400,144	4,090,474	2,556,698	1,765,942
Shares redeemed:
Class A	(3,595,437)	(10,569,316)	—	—
Class C	(427,409)	(1,428,808)	—	—
Class I	(18,292,860)	(25,188,905)	—	—
Class I2	(14,093,544)	(9,295,411)	(13,885,803)	(18,038,551)
Class I3	(1,231,651)	(4,829,477)	—	—
Class R	(219,949)	(6,038,651)	—	—
Class R4	(191,503)	(1,386,099)	—	—
Class R6	(982,291)	(1,604,693)	—	—
Advisor Class	(22,933)	—	—	—
	(39,057,577)	(60,341,360)	(13,885,803)	(18,038,551)
Net increase (decrease) in shares outstanding:
Class A	(1,516,971)	(4,768,839)	1,957	—
Class C	354,510	87,186	—	—
Class I	15,406,216	21,886,344	1,125	—
Class I2	3,691,827	15,665,741	6,825,629	(8,373,206)
Class I3	(754,741)	13,799,114	—	—
Class R	(98,621)	2,342,502	—	—
Class R4	(57,279)	1,091,944	—	—
Class R6	2,006,619	5,777,911	1,125	—
Class T1	994	575	—	—
Advisor Class	47,687	12,490	—	—
	19,080,241	55,894,968	6,829,836	(8,373,206)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I3, R, and R4 commenced operations on March 10, 2017.
(D)	Class A commenced operations on March 1, 2018.
(E)	Class I commenced operations on March 1, 2018.
(F)	Class R6 commenced operations on March 1, 2018.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap Value		Transamerica Large Cap Value
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
From operations:
Net investment income (loss)	$8,370,396	$11,768,227	$14,964,093	$30,856,386
Net realized gain (loss)	28,782,677	(11,061,004)	140,916,074	236,962,877
Net change in unrealized appreciation (depreciation)	31,544,293	161,945,205	(122,420,192)	142,147,449
Net increase (decrease) in net assets resulting from operations	68,697,366	162,652,428	33,459,975	409,966,712

Dividends and/or distributions to shareholders:
Net investment income:
Class A	—	—	(446,185)	(1,517,664)
Class C	—	—	(60,934)	(261,945)
Class I	(10,430,076)	(5,411,353)	(1,727,878)	(2,156,247)
Class I2	(16,845,554)	(9,647,157)	(11,861,273)	(30,774,782)
Class R6	—	—	(138,650)	(155,446)
Class T1	—	—	(59)	(88)
Advisor Class	—	—	(17,015)	(5,549)
Total dividends and/or distributions from net investment income	(27,275,630)	(15,058,510)	(14,251,994)	(34,871,721)
Net realized gains:
Class A	—	—	(10,891,655)	(7,349,150)
Class C	—	—	(5,278,130)	(2,326,510)
Class I	—	(1,747,486)	(27,625,553)	(6,704,664)
Class I2	—	(2,967,180)	(194,891,279)	(153,964,634)
Class R6	—	—	(1,826,797)	(356,571)
Class T1	—	—	(1,129)	—
Advisor Class	—	—	(236,551)	(760)
Total dividends and/or distributions from net realized gains	—	(4,714,666)	(240,751,094)	(170,702,289)
Total dividends and/or distributions to shareholders	(27,275,630)	(19,773,176)	(255,003,088)	(205,574,010)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	16,339,745	94,657,916
Class C	—	—	7,990,981	33,693,765
Class I	47,288,280	44,630,443	116,853,673	232,983,500
Class I2	33,330,334	33,951,499	33,897,384	13,973,464
Class R6	—	—	10,982,388	12,977,158
Class T1	—	—	—	10,000
Advisor Class	—	—	2,233,732	1,955,932
	80,618,614	78,581,942	188,297,903	390,251,735
Dividends and/or distributions reinvested:
Class A	—	—	10,541,532	8,551,096
Class C	—	—	4,452,913	1,746,557
Class I	10,395,926	7,143,991	21,832,622	5,508,390
Class I2	16,845,554	12,614,337	206,752,552	184,739,416
Class R6	—	—	1,965,447	512,017
Class T1	—	—	1,188	88
Advisor Class	—	—	253,566	6,309
	27,241,480	19,758,328	245,799,820	201,063,873
Cost of shares redeemed:
Class A	—	—	(26,579,401)	(81,255,547)
Class C	—	—	(8,118,676)	(12,234,617)
Class I	(20,992,493)	(50,999,085)	(65,045,051)	(60,586,338)
Class I2	(83,239,555)	(52,181,750)	(271,449,224)	(376,660,043)
Class R6	—	—	(1,680,478)	(1,407,636)
Advisor Class	—	—	(1,236,891)	(28,719)
	(104,232,048)	(103,180,835)	(374,109,721)	(532,172,900)
Net increase (decrease) in net assets resulting from capital share transactions	3,628,046	(4,840,565)	59,988,002	59,142,708
Net increase (decrease) in net assets	45,049,782	138,038,687	(161,555,111)	263,535,410

Net assets:
Beginning of period/year	852,016,382	713,977,695	2,315,934,441	2,052,399,031
End of period/year	$897,066,164	$852,016,382	$2,154,379,330	$2,315,934,441
Undistributed (distributions in excess of) net investment income (loss)	$(10,204,674)	$8,700,560	$712,099	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap Value		Transamerica Large Cap Value
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)

Capital share transactions - shares:
Shares issued:
Class A	—	—	1,273,559	7,320,426
Class C	—	—	628,385	2,616,690
Class I	3,309,666	3,595,476	9,147,411	17,717,019
Class I2	2,351,692	2,714,906	2,632,136	1,071,513
Class R6	—	—	868,632	993,893
Class T1	—	—	—	772
Advisor Class	—	—	174,992	146,939
	5,661,358	6,310,382	14,725,115	29,867,252
Shares reinvested:
Class A	—	—	851,972	671,032
Class C	—	—	361,492	137,803
Class I	756,067	653,016	1,753,926	428,366
Class I2	1,223,352	1,150,943	16,620,315	14,433,951
Class R6	—	—	158,063	39,777
Class T1	—	—	96	7
Advisor Class	—	—	20,278	469
	1,979,419	1,803,959	19,766,142	15,711,405
Shares redeemed:
Class A	—	—	(2,077,092)	(6,128,935)
Class C	—	—	(644,581)	(943,819)
Class I	(1,492,665)	(4,375,350)	(5,133,573)	(4,658,563)
Class I2	(5,725,203)	(4,072,330)	(21,024,591)	(29,007,137)
Class R6	—	—	(132,233)	(106,421)
Advisor Class	—	—	(100,266)	(2,172)
	(7,217,868)	(8,447,680)	(29,112,336)	(40,847,047)
Net increase (decrease) in shares outstanding:
Class A	—	—	48,439	1,862,523
Class C	—	—	345,296	1,810,674
Class I	2,573,068	(126,858)	5,767,764	13,486,822
Class I2	(2,150,159)	(206,481)	(1,772,140)	(13,501,673)
Class R6	—	—	894,462	927,249
Class T1	—	—	96	779
Advisor Class	—	—	95,004	145,236
	422,909	(333,339)	5,378,921	4,731,610

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Large Core			Transamerica Large Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (C) (D) (E)	December 31, 2016
From operations:
Net investment income (loss)	$1,619,675	$2,226,229	$177,737	$333,843	$1,589,700	$155,715
Net realized gain (loss)	9,186,472	3,897,015	—	23,000,520	11,903,358	—
Net realized gain (loss) allocated from Series Portfolios	—	(19,816,427)	53,941	—	(18,964,494)	8,322,753
Net change in unrealized appreciation (depreciation)	3,829,636	24,167,359	—	42,447,457	125,466,931	—
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	—	20,356,926	517,564	—	26,621,833	(7,744,083)
Net increase (decrease) in net assets resulting from operations	14,635,783	30,831,102	749,242	65,781,820	146,617,328	734,385

Dividends and/or distributions to shareholders:
Net investment income:
Class I3	(1,251,506)	(1,635,730)	—	(3,079,194)	(1,664,195)	—
Class R	(278,398)	(410,548)	—	(404,240)	—	—
Class R4	(42,101)	(110,146)	(181,583)	(141,722)	(72,614)	(186,262)
Total dividends and/or distributions from net investment income	(1,572,005)	(2,156,424)	(181,583)	(3,625,156)	(1,736,809)	(186,262)
Net realized gains:
Class I3	(8,041,045)	—	—	(25,058,017)	—	—
Class R	(3,064,523)	—	—	(5,120,761)	—	—
Class R4	(344,702)	—	—	(1,425,781)	—	—
Total dividends and/or distributions from net realized gains	(11,450,270)	—	—	(31,604,559)	—	—
Total dividends and/or distributions to shareholders	(13,022,275)	(2,156,424)	(181,583)	(35,229,715)	(1,736,809)	(186,262)

Capital share transactions:
Proceeds from shares sold:
Class I3	2,604,855	3,285,480	—	3,811,679	151,283,465	—
Class R	1,910,128	1,752,760	—	6,816,906	6,415,777	—
Class R4	115,291	507,092	717,967	2,949,913	2,739,917	6,537,096
	4,630,274	5,545,332	717,967	13,578,498	160,439,159	6,537,096
Issued from fund acquisition:
Class I3	—	202,902,469	—	—	523,865,143	—
Class R	—	80,657,396	—	—	249,085,885	—
	—	283,559,865	—	—	772,951,028	—
Dividends and/or distributions reinvested:
Class I3	9,292,551	1,635,730	—	28,137,211	1,664,195	—
Class R	3,342,921	410,548	—	5,525,001	—	—
Class R4	386,803	110,146	181,583	1,567,503	72,614	186,262
	13,022,275	2,156,424	181,583	35,229,715	1,736,809	186,262
Cost of shares redeemed:
Class I3	(13,219,613)	(26,623,832)	—	(64,031,955)	(110,808,783)	—
Class R	(6,519,278)	(13,446,133)	—	(24,165,491)	(137,271,406)	—
Class R4	(3,487,092)	(1,245,212)	(2,829,799)	(3,523,654)	(63,806,341)	(32,094,032)
	(23,225,983)	(41,315,177)	(2,829,799)	(91,721,100)	(311,886,530)	(32,094,032)
Net increase (decrease) in net assets resulting from capital share transactions	(5,573,434)	249,946,444	(1,930,249)	(42,912,887)	623,240,466	(25,370,674)
Net increase (decrease) in net assets	(3,959,926)	278,621,122	(1,362,590)	(12,360,782)	768,120,985	(24,822,551)

Net assets:
Beginning of period/year	289,253,714	10,632,592	11,995,182	850,666,970	82,545,985	107,368,536
End of period/year	$285,293,788	$289,253,714	$10,632,592	$838,306,188	$850,666,970	$82,545,985
Undistributed (distributions in excess of) net investment income (loss)	$122,311	$74,641	$239	$(3,291,313)	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Large Core			Transamerica Large Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (C) (D) (E)	December 31, 2016

Capital share transactions - shares:
Shares issued:
Class I3	232,911	321,661	—	314,187	14,366,914	—
Class R	169,071	174,357	—	561,090	608,139	—
Class R4	10,260	50,512	82,789	241,158	264,867	754,059
	412,242	546,530	82,789	1,116,435	15,239,920	754,059
Shares issued on fund acquisition:
Class I3	—	20,290,247	—	—	52,386,514	—
Class R	—	8,065,740	—	—	24,908,589	—
	—	28,355,987	—	—	77,295,103	—
Shares reinvested:
Class I3	830,472	157,778	—	2,410,359	152,755	—
Class R	298,634	39,592	—	473,842	—	—
Class R4	34,562	10,752	20,235	134,319	6,902	20,696
	1,163,668	208,122	20,235	3,018,520	159,657	20,696
Shares redeemed:
Class I3	(1,169,236)	(2,541,126)	—	(5,278,598)	(10,084,253)	—
Class R	(582,097)	(1,301,769)	—	(2,002,423)	(13,015,583)	—
Class R4	(315,436)	(121,104)	(322,872)	(293,385)	(6,055,730)	(3,564,316)
	(2,066,769)	(3,963,999)	(322,872)	(7,574,406)	(29,155,566)	(3,564,316)
Net increase (decrease) in shares outstanding:
Class I3	(105,853)	18,228,560	—	(2,554,052)	56,821,930	—
Class R	(114,392)	6,977,920	—	(967,491)	12,501,145	—
Class R4	(270,614)	(59,840)	(219,848)	82,092	(5,783,961)	(2,789,561)
	(490,859)	25,146,640	(219,848)	(3,439,451)	63,539,114	(2,789,561)

(A)	Transamerica Partners Institutional Large Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017, the Fund underwent a 0.81-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 - October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Transamerica Partners Institutional Large Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	Effective March 10, 2017, the Fund underwent a 1.35-for-1 share split. The Capital share transactions - shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Large Value Opportunities			Transamerica Mid Cap Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (D) (E) (F) (G)	December 31, 2016
From operations:
Net investment income (loss)	$4,962,204	$6,092,901	$1,694,515	$365,448	$498,390	$(14,277)
Net realized gain (loss)	10,516,126	(659,438)	—	25,575,839	10,843,576	—
Net realized gain (loss) allocated from Series Portfolios	—	(99,187,677)	(1,133,458)	—	(93,487)	660,335
Net change in unrealized appreciation (depreciation)	2,437,435	49,510,590	7,646,532	(18,850,251)	9,945,942	—
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	—	100,830,830	—	—	1,228,606	1,163,662
Net increase (decrease) in net assets resulting from operations	17,915,765	56,587,206	8,207,589	7,091,036	22,423,027	1,809,720

Dividends and/or distributions to shareholders:
Net investment income:
Class A	—	—	—	(8,147)	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	(2,494)	—	—
Class I2	—	—	—	(697,200)	—	—
Class I3	(4,072,275)	(4,251,676)	—	(157,611)	—	—
Class R	(610,457)	(636,201)	—	—	—	—
Class R4	(282,114)	(857,573)	(1,735,308)	(10,377)	—	—
Class T1	—	—	—	(15)	—	—
Advisor Class	—	—	—	(30)	—	—
Total dividends and/or distributions from net investment income	(4,964,846)	(5,745,450)	(1,735,308)	(875,874)	—	—
Net realized gains:
Class A	—	—	—	(166,949)	—	—
Class C	—	—	—	(24,769)	—	—
Class I	—	—	—	(11,445)	—	—
Class I2	—	—	—	(2,540,811)	—	—
Class I3	(8,544,146)	—	—	(773,488)	—	—
Class R	(1,868,954)	—	—	(417,313)	—	—
Class R4	(696,340)	—	—	(169,510)	(428,539)	(1,611,795)
Class T1	—	—	—	(178)	—	—
Advisor Class	—	—	—	(187)	—	—
Total dividends and/or distributions from net realized gains	(11,109,440)	—	—	(4,104,650)	(428,539)	(1,611,795)
Total dividends and/or distributions to shareholders	(16,074,286)	(5,745,450)	(1,735,308)	(4,980,524)	(428,539)	(1,611,795)

Capital share transactions:
Proceeds from shares sold:
Class A	—	—	—	1,562,283	2,751,634	—
Class C	—	—	—	65,584	269,670	—
Class I	—	—	—	177,278	195,964	—
Class I2	—	—	—	10,000	—	—
Class I3	2,170,002	137,858,532	—	393,715	34,898,658	—
Class R	1,366,834	1,138,409	—	1,832,317	2,380,532	—
Class R4	2,307,158	2,805,938	9,184,835	1,899,135	1,532,756	1,991,283
Class T1	—	—	—	—	10,000	—
	5,843,994	141,802,879	9,184,835	5,940,312	42,039,214	1,991,283
Issued from fund acquisition:
Class A	—	—	—	—	7,872,924	—
Class C	—	—	—	—	1,181,785	—
Class I	—	—	—	—	471,916	—
Class I2	—	—	—	—	159,214,123	—
Class I3	—	423,874,680	—	—	35,433,677	—
Class R	—	229,097,355	—	—	53,042,698	—
Advisor Class	—	—	—	—	10,563	—
	—	652,972,035	—	—	257,227,686	—
Dividends and/or distributions reinvested:
Class A	—	—	—	174,865	—	—
Class C	—	—	—	24,769	—	—
Class I	—	—	—	13,939	—	—
Class I2	—	—	—	3,238,011	—	—
Class I3	12,616,421	4,251,676	—	931,099	—	—
Class R	2,479,411	636,201	—	417,313	—	—
Class R4	978,454	857,573	1,735,308	179,887	428,539	1,611,795
Class T1	—	—	—	193	—	—
Advisor Class	—	—	—	217	—	—
	16,074,286	5,745,450	1,735,308	4,980,293	428,539	1,611,795

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Large Value Opportunities			Transamerica Mid Cap Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (D) (E) (F) (G)	December 31, 2016
Cost of shares redeemed:
Class A	—	—	—	(1,385,581)	(1,434,367)	—
Class C	—	—	—	(175,825)	(94,913)	—
Class I	—	—	—	(130,421)	(50,573)	—
Class I2	—	—	—	(159,811,787)	(16,215,111)	—
Class I3	(44,202,661)	(84,132,643)	—	(5,576,337)	(26,918,711)	—
Class R	(9,079,085)	(123,829,312)	—	(4,644,040)	(31,318,210)	—
Class R4	(14,618,290)	(54,673,477)	(17,518,104)	(2,966,526)	(10,043,950)	(4,109,017)
	(67,900,036)	(262,635,432)	(17,518,104)	(174,690,517)	(86,075,835)	(4,109,017)
Net increase (decrease) in net assets resulting from capital share transactions	(45,981,756)	537,884,932	(6,597,961)	(163,769,912)	213,619,604	(505,939)
Net increase (decrease) in net assets	(44,140,277)	588,726,688	(125,680)	(161,659,400)	235,614,092	(308,014)

Net assets:
Beginning of period/year	688,019,045	99,292,357	99,418,037	252,380,958	16,766,866	17,074,880
End of period/year	$643,878,768	$688,019,045	$99,292,357	$90,721,558	$252,380,958	$16,766,866
Undistributed (distributions in excess of) net investment income (loss)	$389,855	$392,497	$7,142	$(2,834)	$507,592	$—

Capital share transactions - shares:
Shares issued:
Class A	—	—	—	106,215	207,218	—
Class C	—	—	—	4,578	20,405	—
Class I	—	—	—	11,972	14,478	—
Class I2	—	—	—	695	—	—
Class I3	197,726	13,947,453	—	26,451	2,618,465	—
Class R	124,468	111,438	—	124,176	172,128	—
Class R4	211,903	279,076	1,039,429	127,615	113,827	163,448
Class T1	—	—	—	—	760	—
	534,097	14,337,967	1,039,429	401,702	3,147,281	163,448
Shares issued on fund acquisition:
Class A	—	—	—	—	600,232	—
Class C	—	—	—	—	92,065	—
Class I	—	—	—	—	35,727	—
Class I2	—	—	—	—	12,026,921	—
Class I3	—	42,387,468	—	—	2,676,644	—
Class R	—	22,909,736	—	—	4,006,821	—
Advisor Class	—	—	—	—	800	—
	—	65,297,204	—	—	19,439,210	—
Shares reinvested:
Class A	—	—	—	11,993	—	—
Class C	—	—	—	1,744	—	—
Class I	—	—	—	949	—	—
Class I2	—	—	—	219,974	—	—
Class I3	1,151,426	414,615	—	63,125	—	—
Class R	226,022	62,039	—	28,331	—	—
Class R4	89,263	85,164	191,499	12,187	32,568	128,997
Class T1	—	—	—	14	—	—
Advisor Class	—	—	—	15	—	—
	1,466,711	561,818	191,499	338,332	32,568	128,997
Shares redeemed:
Class A	—	—	—	(94,202)	(107,035)	—
Class C	—	—	—	(12,244)	(7,301)	—
Class I	—	—	—	(8,727)	(3,684)	—
Class I2	—	—	—	(11,096,731)	(1,150,163)	—
Class I3	(4,015,405)	(8,152,852)	—	(375,770)	(1,920,073)	—
Class R	(826,013)	(12,455,699)	—	(314,557)	(2,345,275)	—
Class R4	(1,350,292)	(5,454,390)	(1,968,045)	(198,239)	(750,445)	(338,006)
	(6,191,710)	(26,062,941)	(1,968,045)	(12,100,470)	(6,283,976)	(338,006)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Large Value Opportunities			Transamerica Mid Cap Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (D) (E) (F) (G)	December 31, 2016
Net increase (decrease) in shares outstanding:
Class A	—	—	—	24,006	700,415	—
Class C	—	—	—	(5,922)	105,169	—
Class I	—	—	—	4,194	46,521	—
Class I2	—	—	—	(10,876,062)	10,876,758	—
Class I3	(2,666,253)	48,596,684	—	(286,194)	3,375,036	—
Class R	(475,523)	10,627,514	—	(162,050)	1,833,674	—
Class R4	(1,049,126)	(5,090,150)	(737,117)	(58,437)	(604,050)	(45,561)
Class T1	—	—	—	14	760	—
Advisor Class	—	—	—	15	800	—
	(4,190,902)	54,134,048	(737,117)	(11,360,436)	16,335,083	(45,561)

(A)	Transamerica Partners Institutional Large Value reorganized into the Fund on May 5, 2017. Prior to May 5, 2017, information provided reflects Transamerica Partners Institutional Large Value, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 5, 2017, the Fund underwent a 1.56-for-1 share split. The Capital share transactions – shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on May 5, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 –October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Transamerica Partners Institutional Mid Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	Effective March 10, 2017, the Fund underwent a 0.84-for-1 share split. The Capital share transactions – shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(F)	Class T1 commenced operations on March 17, 2017.
(G)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
From operations:
Net investment income (loss)	$10,462,570	$9,940,826	$453,348	$7,690,180
Net realized gain (loss)	87,027,363	45,269,180	(432,793)	16,075,000
Net change in unrealized appreciation (depreciation)	(32,321,925)	15,028,559	(7,886,789)	(11,004,717)
Net increase (decrease) in net assets resulting from operations	65,168,008	70,238,565	(7,866,234)	12,760,463

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(799,278)	(900,992)	(742,228)	(1,455,657)
Class C	(29,045)	(49,168)	(403,158)	(926,627)
Class I	(3,770,047)	(3,648,391)	(898,824)	(1,970,470)
Class I2	(3,189,691)	(3,775,673)	(5,262,579)	(10,351,944)
Class I3	(1,863,718)	—	—	—
Class R	(182,253)	—	—	—
Class R4	(1,994,630)	—	—	—
Class R6	(201,597)	(259)	—	—
Class T1	(51)	—	(232)	(197)
Advisor Class	(91)	(4)	(241)	(298)
Total dividends and/or distributions from net investment income	(12,030,401)	(8,374,487)	(7,307,262)	(14,705,193)
Net realized gains:
Class A	(7,373,691)	(6,370,108)	—	—
Class C	(1,263,591)	(587,982)	—	—
Class I	(26,320,279)	(23,154,423)	—	—
Class I2	(20,219,323)	(22,656,746)	—	—
Class I3	(18,361,735)	—	—	—
Class R	(5,931,109)	—	—	—
Class R4	(28,232,209)	—	—	—
Class R6	(1,274,004)	(3,526)	—	—
Class T1	(689)	—	—	—
Advisor Class	(705)	(666)	—	—
Total dividends and/or distributions from net realized gains	(108,977,335)	(52,773,451)	—	—
Return of capital:
Class A	—	—	—	(543,510)
Class C	—	—	—	(345,976)
Class I	—	—	—	(735,723)
Class I2	—	—	—	(3,865,159)
Class I3	—	—	—	—
Class R4	—	—	—	—
Class T1	—	—	—	(77)
Advisor Class	—	—	—	(110)
Total dividends and/or distributions from return of capital	—	—	—	(5,490,555)
Total dividends and/or distributions to shareholders	(121,007,736)	(61,147,938)	(7,307,262)	(20,195,748)

Capital share transactions:
Proceeds from shares sold:
Class A	26,379,970	82,092,377	4,491,306	7,849,028
Class C	2,867,627	13,111,964	849,233	2,395,568
Class I	110,121,764	244,496,929	22,845,684	29,089,625
Class I2	5,536,346	1,471,503	1,434,338	5,251,286
Class I3	2,089,465	38,123,383	—	—
Class R	2,113,450	6,253,869	—	—
Class R4	11,974,203	17,889,964	—	—
Class R6	4,646,321	21,110,275	—	—
Class T1	—	10,000	—	10,000
Advisor Class	—	20,000	—	10,000
	165,729,146	424,580,264	29,620,561	44,605,507
Issued from fund acquisition:
Class I3	—	291,240,513	—	—
Class R	—	132,969,517	—	—
Class R4	—	465,442,058	—	—
	—	889,652,088	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
Dividends and/or distributions reinvested:
Class A	8,066,659	7,220,302	683,675	1,692,339
Class C	1,212,653	598,740	321,670	924,288
Class I	27,039,120	26,017,180	667,722	1,550,070
Class I2	23,409,014	26,432,419	5,262,579	14,217,103
Class I3	20,225,453	—	—	—
Class R	5,895,337	—	—	—
Class R4	30,226,839	—	—	—
Class R6	1,475,601	3,785	—	—
Class T1	740	—	232	274
Advisor Class	796	670	241	408
	117,552,212	60,273,096	6,936,119	18,384,482
Cost of shares redeemed:
Class A	(38,144,104)	(48,726,575)	(8,151,144)	(20,445,016)
Class C	(3,293,986)	(2,914,305)	(5,734,319)	(10,205,393)
Class I	(103,285,132)	(177,722,775)	(42,166,848)	(20,540,482)
Class I2	(23,210,870)	(55,798,588)	(13,356,535)	(73,809,028)
Class I3	(35,580,448)	(55,941,759)	—	—
Class R	(17,238,450)	(50,380,405)	—	—
Class R4	(58,020,970)	(60,490,724)	—	—
Class R6	(2,362,852)	(4,838,114)	—	—
Advisor Class	—	(10,033)	—	—
	(281,136,812)	(456,823,278)	(69,408,846)	(124,999,919)
Net increase (decrease) in net assets resulting from capital share transactions	2,144,546	917,682,170	(32,852,166)	(62,009,930)
Net increase (decrease) in net assets	(53,695,182)	926,772,797	(48,025,662)	(69,445,215)

Net assets:
Beginning of period/year	1,631,346,490	704,573,693	313,075,145	382,520,360
End of period/year	$1,577,651,308	$1,631,346,490	$265,049,483	$313,075,145
Undistributed (distributions in excess of) net investment income (loss)	$6,559,993	$8,127,824	$(8,381,979)	$(1,528,065)

Capital share transactions - shares:
Shares issued:
Class A	2,250,513	6,858,224	609,247	1,003,454
Class C	247,234	1,107,514	116,575	304,506
Class I	9,424,347	20,419,935	3,009,698	3,723,548
Class I2	471,850	124,535	204,792	685,313
Class I3	178,701	3,181,906	—	—
Class R	178,546	512,308	—	—
Class R4	1,029,619	1,484,698	—	—
Class R6	390,456	1,754,629	—	—
Class T1	—	833	—	1,235
Advisor Class	—	1,621	—	1,251
	14,171,266	35,446,203	3,940,312	5,719,307
Shares issued on fund acquisition:
Class I3	—	24,417,361	—	—
Class R	—	11,148,053	—	—
Class R4	—	39,022,272	—	—
	—	74,587,686	—	—
Shares reinvested:
Class A	698,412	621,368	97,411	216,771
Class C	106,001	51,839	46,051	118,908
Class I	2,332,970	2,229,407	95,281	199,301
Class I2	2,018,018	2,263,049	752,657	1,818,061
Class I3	1,734,601	—	—	—
Class R	505,604	—	—	—
Class R4	2,592,353	—	—	—
Class R6	126,228	322	—	—
Class T1	64	—	33	35
Advisor Class	68	57	35	52
	10,114,319	5,166,042	991,468	2,353,128

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Mid Cap Value Opportunities		Transamerica MLP & Energy Income
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
Shares redeemed:
Class A	(3,216,133)	(4,096,947)	(1,135,223)	(2,562,351)
Class C	(286,266)	(245,294)	(789,660)	(1,309,167)
Class I	(8,752,174)	(14,783,811)	(5,736,690)	(2,641,581)
Class I2	(1,947,534)	(4,632,890)	(1,827,399)	(9,482,816)
Class I3	(2,993,491)	(4,598,466)	—	—
Class R	(1,461,810)	(4,199,563)	—	—
Class R4	(4,870,519)	(4,992,289)	—	—
Class R6	(200,665)	(396,759)	—	—
Advisor Class	—	(825)	—	—
	(23,728,592)	(37,946,844)	(9,488,972)	(15,995,915)
Net increase (decrease) in shares outstanding:
Class A	(267,208)	3,382,645	(428,565)	(1,342,126)
Class C	66,969	914,059	(627,034)	(885,753)
Class I	3,005,143	7,865,531	(2,631,711)	1,281,268
Class I2	542,334	(2,245,306)	(869,950)	(6,979,442)
Class I3	(1,080,189)	23,000,801	—	—
Class R	(777,660)	7,460,798	—	—
Class R4	(1,248,547)	35,514,681	—	—
Class R6	316,019	1,358,192	—	—
Class T1	64	833	33	1,270
Advisor Class	68	853	35	1,303
	556,993	77,253,087	(4,557,192)	(7,923,480)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Class I3, R, and R4 commenced operations on March 24, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Cap Growth			Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (C)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
From operations:
Net investment income (loss)	$111,434		$464,546	$5,703,723	$9,576,374	$31,703,063	$52,271,428
Net realized gain (loss)	(458,023)		12,103,202	33,562,320	22,528,824	(2,301,534)	(2,199,067)
Net change in unrealized appreciation (depreciation)	13,267,715		40,261,380	(31,304,945)	94,310,995	(38,438,804)	4,706,987
Net increase (decrease) in net assets resulting from operations	12,921,126		52,829,128	7,961,098	126,416,193	(9,037,275)	54,779,348

Dividends and/or distributions to shareholders:
Net investment income:
Class A	—		—	(3,213,994)	(6,499,930)	(8,903,889)	(19,196,837)
Class B	—		—	—	(3,434)	—	—
Class C	—		(19)	(464,731)	(1,011,781)	(3,039,796)	(6,870,311)
Class I	(48,723)		(24,737)	(1,706,530)	(3,301,226)	(15,226,540)	(22,553,104)
Class I2	(335,065)		(430,759)	—	—	(4,966,419)	(7,636,970)
Class R6	—		—	(61,471)	(128,030)	(52,325)	(19,654)
Class T1	(0	)(D)	—	(67)	(67)	(105)	(125)
Advisor Class	(6)		—	(144)	(74)	(17,553)	(336)
Total dividends and/or distributions from net investment income	(383,794)		(455,515)	(5,446,937)	(10,944,542)	(32,206,627)	(56,277,337)
Net realized gains:
Class A	(2,492,435)		(9,176,019)	(11,836,868)	(1,538,902)	—	—
Class B	(39,519)		(264,885)	(39,490)	(11,291)	—	—
Class C	(507,414)		(1,794,873)	(4,742,013)	(723,850)	—	—
Class I	(2,667,790)		(7,032,558)	(5,168,444)	(715,081)	—	—
Class I2	(6,516,376)		(29,460,257)	—	—	—	—
Class R6	—		—	(195,811)	(22,299)	—	—
Class T1	(542)		—	(224)	—	—	—
Advisor Class	(526)		(1,766)	(223)	—	—	—
Total dividends and/or distributions from net realized gains	(12,224,602)		(47,730,358)	(21,983,073)	(3,011,423)	—	—
Return of capital:
Total dividends and/or distributions to shareholders	(12,608,396)		(48,185,873)	(27,430,010)	(13,955,965)	(32,206,627)	(56,277,337)

Capital share transactions:
Proceeds from shares sold:
Class A	1,298,526		3,868,799	17,482,332	194,851,948	133,004,189	429,018,787
Class B	—		—	5,731	104,609	—	—
Class C	107,270		822,734	13,171,174	45,022,538	23,626,532	63,615,527
Class I	3,007,928		25,526,401	34,413,510	74,657,629	498,842,942	894,410,421
Class I2	53,444,684		1,460,963	—	—	73,668,069	226,064,769
Class R6	—		—	512,258	3,349,901	22,492,001	1,380,048
Class T1	—		10,140	—	10,000	—	10,098
Advisor Class	—		10,000	33,689	10,000	2,924,038	40,843
	57,858,408		31,699,037	65,618,694	318,006,625	754,557,771	1,614,540,493
Dividends and/or distributions reinvested:
Class A	2,461,301		9,029,367	14,773,134	7,879,486	8,338,125	17,774,062
Class B	39,329		263,164	38,902	14,616	—	—
Class C	499,621		1,740,513	4,961,560	1,619,346	2,732,590	6,131,759
Class I	2,681,959		6,994,746	6,239,810	3,683,954	12,582,583	18,654,392
Class I2	6,851,441		29,891,016	—	—	4,966,304	7,690,380
Class R6	—		—	257,282	150,329	52,155	19,754
Class T1	542		—	291	67	105	125
Advisor Class	532		1,766	367	74	17,553	336
	12,534,725		47,920,572	26,271,346	13,347,872	28,689,415	50,270,808
Cost of shares redeemed:
Class A	(4,177,221)		(9,684,516)	(65,477,994)	(96,998,922)	(241,539,287)	(440,706,214)
Class B	(32,984)		(88,515)	(142,772)	(378,996)	—	—
Class C	(615,406)		(1,999,107)	(24,309,084)	(56,909,943)	(79,116,774)	(172,869,720)
Class I	(4,982,973)		(15,268,843)	(59,175,239)	(47,047,417)	(403,033,691)	(579,954,021)
Class I2	(9,313,999)		(58,452,194)	—	—	(86,607,473)	(88,195,875)
Class R6	—		—	(3,128,890)	(1,036,001)	(2,205,006)	(360,132)
Class T1	—		—	—	—	—	(98)
Advisor Class	—		—	—	—	(91,238)	(8)
	(19,122,583)		(85,493,175)	(152,233,979)	(202,371,279)	(812,593,469)	(1,282,086,068)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Multi-Cap Growth		Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (C)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
Automatic conversions:
Class A	124,901	561,428	719,732	1,310,454	—	—
Class B	(124,901)	(561,428)	(719,732)	(1,310,454)	—	—
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	51,270,550	(5,873,566)	(60,343,939)	128,983,218	(29,346,283)	382,725,233
Net increase (decrease) in net assets	51,583,280	(1,230,311)	(79,812,851)	241,443,446	(70,590,185)	381,227,244

Net assets:
Beginning of period/year	257,504,251	258,734,562	1,074,757,847	833,314,401	3,199,513,452	2,818,286,208
End of period/year	$309,087,531	$257,504,251	$994,944,996	$1,074,757,847	$3,128,923,267	$3,199,513,452
Undistributed (distributions in excess of) net investment income (loss)	$(263,329)	$9,031	$429,807	$173,021	$(1,044,690)	$(541,126)

Capital share transactions - shares:
Shares issued:
Class A	179,412	568,857	623,322	7,473,049	13,089,701	42,029,320
Class B	—	—	207	4,059	—	—
Class C	19,372	162,126	478,064	1,737,413	2,330,422	6,244,662
Class I	374,955	3,618,805	1,216,157	2,799,028	49,996,934	89,102,548
Class I2	6,506,995	195,998	—	—	7,397,756	22,524,741
Class R6	—	—	18,347	128,418	2,265,437	137,623
Class T1	—	1,522	—	378	—	991
Advisor Class	—	1,218	1,201	375	292,445	4,065
	7,080,734	4,548,526	2,337,298	12,142,720	75,372,695	160,043,950
Shares reinvested:
Class A	345,688	1,463,431	530,173	299,319	822,440	1,740,678
Class B	7,271	54,948	1,402	576	—	—
Class C	91,006	358,868	181,075	63,373	270,113	601,792
Class I	338,632	1,028,639	223,032	139,272	1,262,890	1,858,739
Class I2	852,169	4,325,762	—	—	498,838	766,945
Class R6	—	—	9,194	5,667	5,255	1,969
Class T1	76	—	10	2	10	12
Advisor Class	68	259	13	3	1,762	33
	1,634,910	7,231,907	944,899	508,212	2,861,308	4,970,168
Shares redeemed:
Class A	(578,540)	(1,442,562)	(2,337,094)	(3,619,896)	(23,790,454)	(43,162,772)
Class B	(5,908)	(17,267)	(5,154)	(14,386)	—	—
Class C	(111,245)	(376,047)	(883,071)	(2,193,976)	(7,808,980)	(16,970,642)
Class I	(624,157)	(2,073,088)	(2,090,235)	(1,770,029)	(40,414,607)	(57,845,195)
Class I2	(1,150,643)	(7,827,370)	—	—	(8,703,477)	(8,795,787)
Class R6	—	—	(111,134)	(39,052)	(221,372)	(35,879)
Class T1	—	—	—	—	—	(9)
Advisor Class	—	—	—	—	(9,158)	—
	(2,470,493)	(11,736,334)	(5,426,688)	(7,637,339)	(80,948,048)	(126,810,284)
Automatic conversions:
Class A	17,321	86,199	25,646	49,435	—	—
Class B	(22,741)	(110,724)	(25,826)	(49,771)	—	—
	(5,420)	(24,525)	(180)	(336)	—	—
Net increase (decrease) in shares outstanding:
Class A	(36,119)	675,925	(1,157,953)	4,201,907	(9,878,313)	607,226
Class B	(21,378)	(73,043)	(29,371)	(59,522)	—	—
Class C	(867)	144,947	(223,932)	(393,190)	(5,208,445)	(10,124,188)
Class I	89,430	2,574,356	(651,046)	1,168,271	10,845,217	33,116,092
Class I2	6,208,521	(3,305,610)	—	—	(806,883)	14,495,899
Class R6	—	—	(83,593)	95,033	2,049,320	103,713
Class T1	76	1,522	10	380	10	994
Advisor Class	68	1,477	1,214	378	285,049	4,098
	6,239,731	19,574	(2,144,671)	5,013,257	(2,714,045)	38,203,834

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Advisor Class commenced operations on March 3, 2017.
(D)	Rounds to less than $1.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Small Cap Core			Transamerica Small Cap Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C) (D)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (A) (E) (F)
From operations:
Net investment income (loss)	$980,927	$933,032	$100,266	$(276,519)	$(875,287)
Net realized gain (loss)	4,682,796	5,468,338	—	4,763,026	10,735,168
Net realized gain (loss) allocated from Series Portfolios	—	(47,991,746)	243,734	—	—
Net change in unrealized appreciation (depreciation)	(711,133)	2,267,684	—	1,914,652	15,784,843
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	—	47,847,340	2,263,938	—	—
Net increase (decrease) in net assets resulting from operations	4,952,590	8,524,648	2,607,938	6,401,159	25,644,724

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(44,789)	—	—	—	—
Class C	(3,698)	—	—	—	—
Class I	(27,640)	—	—	—	—
Class I2	(439,951)	—	—	—	—
Class I3	(898,631)	—	—	—	—
Class R	(76,919)	—	—	—	—
Class R4	(33,698)	(13,209)	(106,674)	—	—
Class T1	(39)	—	—	—	—
Advisor Class	(154)	—	—	—	—
Total dividends and/or distributions from net investment income	(1,525,519)	(13,209)	(106,674)	—	—
Net realized gains:
Class A	(108,760)	—	—	(1,803,881)	(6,093,796)
Class C	(21,646)	—	—	(390,836)	(1,028,759)
Class I	(56,750)	—	—	(2,668,856)	(2,491,220)
Class I2	(860,825)	—	—	(4,230,807)	(32,431,383)
Class I3	(4,743,133)	—	—	(3,224,876)	—
Class R	(1,654,643)	—	—	(1,622,178)	—
Class R4	(277,070)	—	—	(568,603)	—
Class R6	—	—	—	(5,894)	(30,128)
Class T1	(320)	—	—	(1,084)	—
Advisor Class	(317)	—	—	(1,548)	(5,508)
Total dividends and/or distributions from net realized gains	(7,723,464)	—	—	(14,518,563)	(42,080,794)
Total dividends and/or distributions to shareholders	(9,248,983)	(13,209)	(106,674)	(14,518,563)	(42,080,794)

Capital share transactions:
Proceeds from shares sold:
Class A	254,474	837,158	—	5,363,041	10,899,962
Class C	69,061	12,670	—	411,530	2,142,285
Class I	132,437	214,113	—	4,642,278	26,832,249
Class I2	1,429,030	180,882	—	2,906,352	758,685
Class I3	1,258,004	10,922,377	—	387,315	33,968,740
Class R	425,313	1,333,867	—	1,336,489	1,250,562
Class R4	390,744	1,087,037	1,271,274	564,644	539,552
Class T1	—	—	—	79,147	10,000
Advisor Class	—	10,000	—	—	14,550
	3,959,063	14,598,104	1,271,274	15,690,796	76,416,585
Issued from fund acquisition:
Class A	—	2,987,994	—	—	—
Class C	—	770,505	—	—	—
Class I	—	1,643,572	—	—	—
Class I2	—	39,744,526	—	—	—
Class I3	—	164,067,863	—	—	17,586,938
Class R	—	67,963,093	—	—	40,910,118
Class R4	—	—	—	—	11,132,383
Advisor Class	—	9,800	—	—	—
	—	277,187,353	—	—	69,629,439

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Small Cap Core			Transamerica Small Cap Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C) (D)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (A) (E) (F)
Dividends and/or distributions reinvested:
Class A	153,549	—	—	1,798,720	6,067,726
Class C	25,109	—	—	389,284	1,027,285
Class I	84,390	—	—	2,658,470	1,538,133
Class I2	1,300,776	—	—	4,230,807	32,431,383
Class I3	5,641,764	—	—	3,224,876	—
Class R	1,731,562	—	—	1,622,178	—
Class R4	310,768	13,209	106,674	568,603	—
Class R6	—	—	—	5,894	30,128
Class T1	359	—	—	1,084	—
Advisor Class	471	—	—	1,548	5,508
	9,248,748	13,209	106,674	14,501,464	41,100,163
Cost of shares redeemed:
Class A	(718,712)	(435,979)	—	(5,537,011)	(6,930,735)
Class C	(56,624)	(163,862)	—	(176,489)	(440,072)
Class I	(114,642)	(224,352)	—	(4,658,731)	(2,601,404)
Class I2	(7,383,255)	(11,361,954)	—	(11,702,260)	(19,599,510)
Class I3	(12,171,040)	(27,112,967)	—	(3,515,763)	(20,916,482)
Class R	(5,894,820)	(17,737,657)	—	(3,008,636)	(27,317,128)
Class R4	(822,939)	(6,838,672)	(2,057,728)	(303,298)	(6,529,406)
Advisor Class	—	—	—	(2,465)	—
	(27,162,032)	(63,875,443)	(2,057,728)	(28,904,653)	(84,334,737)
Net increase (decrease) in net assets resulting from capital share transactions	(13,954,221)	227,923,223	(679,780)	1,287,607	102,811,450
Net increase (decrease) in net assets	(18,250,614)	236,434,662	1,821,484	(6,829,797)	86,375,380

Net assets:
Beginning of period/year	250,974,651	14,539,989	12,718,505	152,460,158	66,084,778
End of period/year	$232,724,037	$250,974,651	$14,539,989	$145,630,361	$152,460,158
Undistributed (distributions in excess of) net investment income (loss)	$544,827	$1,089,419	$5,199	$(1,008,770)	$(732,251)

Capital share transactions - shares:
Shares issued:
Class A	21,602	72,977	—	812,164	1,589,648
Class C	6,110	1,119	—	69,506	343,854
Class I	10,958	18,574	—	689,987	3,855,586
Class I2	122,004	15,802	—	431,580	104,057
Class I3	106,262	967,173	—	54,437	5,090,756
Class R	36,516	115,859	—	195,470	184,955
Class R4	33,009	93,465	115,106	84,419	80,310
Class T1	—	864	—	12,310	1,585
Advisor Class	—	—	—	—	1,402
	336,461	1,285,833	115,106	2,349,873	11,252,153
Shares issued on fund acquisition:
Class A	—	262,942	—	—	—
Class C	—	68,530	—	—	—
Class I	—	144,152	—	—	—
Class I2	—	3,485,319	—	—	—
Class I3	—	14,387,627	—	—	2,729,704
Class R	—	5,959,897	—	—	6,349,742
Class R4	—	—	—	—	1,727,879
Advisor Class	—	858	—	—	—
	—	24,309,325	—	—	10,807,325
Shares reinvested:
Class A	13,124	—	—	283,263	977,090
Class C	2,167	—	—	67,118	178,039
Class I	7,194	—	—	405,255	240,709
Class I2	110,799	—	—	636,212	5,020,338
Class I3	475,296	—	—	484,216	—
Class R	146,000	—	—	245,042	—
Class R4	26,181	1,156	10,653	85,504	—
Class R6	—	—	—	887	4,663
Class T1	30	—	—	171	—
Advisor Class	40	—	—	235	862
	780,831	1,156	10,653	2,207,903	6,421,701

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Small Cap Core			Transamerica Small Cap Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C) (D)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (A) (E) (F)
Shares redeemed:
Class A	(61,602)	(38,160)	—	(854,353)	(1,040,338)
Class C	(4,912)	(14,338)	—	(29,708)	(73,599)
Class I	(9,619)	(19,347)	—	(699,448)	(376,935)
Class I2	(620,408)	(993,336)	—	(1,703,652)	(2,835,117)
Class I3	(1,030,549)	(2,334,146)	—	(512,156)	(3,008,639)
Class R	(498,466)	(1,562,821)	—	(438,960)	(4,092,359)
Class R4	(69,271)	(592,530)	(210,127)	(44,604)	(979,948)
Advisor Class	—	—	—	(367)	—
	(2,294,827)	(5,554,678)	(210,127)	(4,283,248)	(12,406,935)
Net increase (decrease) in shares outstanding:
Class A	(26,876)	297,759	—	241,074	1,526,400
Class C	3,365	55,311	—	106,916	448,294
Class I	8,533	143,379	—	395,794	3,719,360
Class I2	(387,605)	2,507,785	—	(635,860)	2,289,278
Class I3	(448,991)	13,020,654	—	26,497	4,811,821
Class R	(315,950)	4,512,935	—	1,552	2,442,338
Class R4	(10,081)	(497,909)	(84,368)	125,319	828,241
Class R6	—	—	—	887	4,663
Class T1	30	864	—	12,481	1,585
Advisor Class	40	858	—	(132)	2,264
	(1,177,535)	20,041,636	(84,368)	274,528	16,074,244

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Transamerica Partners Institutional Small Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Small Core, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	Effective March 10, 2017, the Fund underwent a 1.44-for-1 share split. The Capital share transactions – shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(D)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(E)	Class I3, R, and R4 commenced operations on March 10, 2017.
(F)	Advisor Class commenced operations on December 16, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Small Cap Value			Transamerica Small/Mid Cap Value
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (D)
From operations:
Net investment income (loss)	$790,992	$902,986	$44,412	$3,028,028	$(402,299)
Net realized gain (loss)	10,661,849	14,690,324	—	41,388,716	107,344,174
Net realized gain (loss) allocated from Series Portfolios	—	4,987,862	34,016	—	—
Net change in unrealized appreciation (depreciation)	(19,490,655)	8,637,238	—	(16,001,192)	72,322,791
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios	—	(5,039,261)	1,123,681	—	—
Net increase (decrease) in net assets resulting from operations	(8,037,814)	24,179,149	1,202,109	28,415,552	179,264,666

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(2,572)	—	—	(708,958)	(2,976,859)
Class B	—	—	—	—	—
Class C	—	—	—	—	(745,005)
Class I	(9,573)	—	—	(1,385,747)	(1,892,802)
Class I2	(1,107,287)	—	—	(131,018)	(234,153)
Class I3	(99,872)	—	—	—	—
Class R	—	—	—	—	—
Class R4	—	(6,110)	(57,375)	—	—
Class R6	(271)	—	—	(25,832)	(13,648)
Class T1	(16)	—	—	(33)	—
Advisor Class	(35)	—	—	(743)	(4)
Total dividends and/or distributions from net investment income	(1,219,626)	(6,110)	(57,375)	(2,252,331)	(5,862,471)
Net realized gains:
Class A	(105,984)	—	—	(42,413,265)	(18,330,193)
Class B	—	—	—	(639,012)	(499,496)
Class C	(35,407)	—	—	(32,267,610)	(14,159,982)
Class I	(94,462)	—	—	(29,087,553)	(8,156,693)
Class I2	(9,703,221)	—	—	(2,389,207)	(932,170)
Class I3	(1,336,465)	—	—	—	—
Class R	(455,240)	—	—	—	—
Class R4	(13,409)	—	—	—	—
Class R6	(2,368)	—	—	(469,129)	(54,160)
Class T1	(423)	—	—	(1,259)	—
Advisor Class	(418)	—	—	(16,278)	(462)
Total dividends and/or distributions from net realized gains	(11,747,397)	—	—	(107,283,313)	(42,133,156)
Total dividends and/or distributions to shareholders	(12,967,023)	(6,110)	(57,375)	(109,535,644)	(47,995,627)

Capital share transactions:
Proceeds from shares sold:
Class A	665,920	706,527	—	17,647,733	63,364,690
Class B	—	—	—	2,463	67,532
Class C	6,902	25,426	—	8,634,606	22,623,383
Class I	2,214	1,970,178	—	42,570,357	103,309,527
Class I2	5,458,009	273,374	—	154,394	516,914
Class I3	389,530	34,058,827	—	—	—
Class R	370,543	404,165	—	—	—
Class R4	18,509	146,453	396,114	—	—
Class R6	—	—	—	1,620,574	3,044,908
Class T1	—	—	—	—	10,000
Advisor Class	—	—	—	160,300	134,507
	6,911,627	37,584,950	396,114	70,790,427	193,071,461
Issued from fund acquisition:
Class A	—	2,495,036	—	—	—
Class C	—	824,598	—	—	—
Class I	—	639,862	—	—	—
Class I2	—	262,835,266	—	—	—
Class I3	—	17,165,386	—	—	—
Class R	—	35,584,048	—	—	—
Class R6	—	56,472	—	—	—
Class T1	—	9,968	—	—	—
Advisor Class	—	9,995	—	—	—
	—	319,620,631	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Small Cap Value			Transamerica Small/Mid Cap Value
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (D)
Dividends and/or distributions reinvested:
Class A	108,556	—	—	41,347,231	20,401,389
Class B	—	—	—	616,613	463,513
Class C	34,117	—	—	29,995,369	13,256,501
Class I	104,035	—	—	25,040,503	8,092,037
Class I2	10,810,508	—	—	2,520,225	1,166,323
Class I3	1,436,337	—	—	—	—
Class R	455,240	—	—	—	—
Class R4	13,409	6,110	57,375	—	—
Class R6	2,639	—	—	494,961	67,808
Class T1	439	—	—	1,292	—
Advisor Class	453	—	—	17,021	466
	12,965,733	6,110	57,375	100,033,215	43,448,037
Cost of shares redeemed:
Class A	(686,226)	(640,919)	—	(51,458,844)	(121,154,535)
Class B	—	—	—	(291,179)	(1,891,522)
Class C	(33,337)	(20,194)	—	(29,022,068)	(69,587,487)
Class I	(321,540)	(211,610)	—	(35,777,686)	(57,688,794)
Class I2	(22,211,588)	(27,229,294)	—	(1,734,293)	(2,360,345)
Class I3	(3,492,612)	(19,980,994)	—	—	—
Class R	(1,213,722)	(25,014,729)	—	—	—
Class R4	(21,334)	(6,783,482)	(1,241,683)	—	—
Class R6	—	—	—	(602,352)	(379,530)
	(27,980,359)	(79,881,222)	(1,241,683)	(118,886,422)	(253,062,213)
Automatic conversions:
Class A	—	—	—	3,030,489	3,516,440
Class B	—	—	—	(3,030,489)	(3,516,440)
	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(8,102,999)	277,330,469	(788,194)	51,937,220	(16,542,715)
Net increase (decrease) in net assets	(29,107,836)	301,503,508	356,540	(29,182,872)	114,726,324

Net assets:
Beginning of period/year	308,568,989	7,065,481	6,708,941	877,442,342	762,716,018
End of period/year	$279,461,153	$308,568,989	$7,065,481	$848,259,470	$877,442,342
Undistributed (distributions in excess of) net investment income (loss)	$208,879	$637,513	$—	$1,598,183	$822,486

Capital share transactions - shares:
Shares issued:
Class A	55,829	62,428	—	632,399	2,265,562
Class B	—	—	—	130	2,630
Class C	607	2,232	—	353,763	912,026
Class I	189	169,873	—	1,456,825	3,567,317
Class I2	456,588	24,123	—	5,271	18,001
Class I3	32,086	3,072,379	—	—	—
Class R	31,421	35,280	—	—	—
Class R4	1,573	13,003	39,617	—	—
Class R6	—	—	—	56,441	103,831
Class T1(C)	—	—	—	—	355
Advisor Class	—	—	—	5,864	4,515
	578,293	3,379,318	39,617	2,510,693	6,874,237
Shares issued on fund acquisition:
Class A	—	225,399	—	—	—
Class C	—	74,769	—	—	—
Class I	—	57,440	—	—	—
Class I2	—	23,579,640	—	—	—
Class I3	—	1,539,952	—	—	—
Class R	—	3,192,339	—	—	—
Class R6	—	5,040	—	—	—
Class T1	—	900	—	—	—
Advisor Class	—	891	—	—	—
	—	28,676,370	—	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and year ended:

	Transamerica Small Cap Value			Transamerica Small/Mid Cap Value
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B) (C)	December 31, 2016	April 30, 2018 (unaudited)	October 31, 2017 (D)
Shares reinvested:
Class A	9,326	—	—	1,515,106	747,030
Class B	—	—	—	25,512	18,781
Class C	2,954	—	—	1,261,900	545,535
Class I	8,892	—	—	888,591	288,075
Class I2	923,186	—	—	89,306	41,477
Class I3	122,345	—	—	—	—
Class R	38,843	—	—	—	—
Class R4	1,143	559	5,829	—	—
Class R6	225	—	—	17,465	2,403
Class T1	38	—	—	48	—
Advisor Class	38	—	—	597	16
	1,106,990	559	5,829	3,798,525	1,643,317
Shares redeemed:
Class A	(57,938)	(56,826)	—	(1,828,856)	(4,316,782)
Class B	—	—	—	(11,671)	(74,384)
Class C	(3,003)	(1,738)	—	(1,191,923)	(2,796,491)
Class I	(27,547)	(17,768)	—	(1,246,019)	(2,014,153)
Class I2	(1,867,954)	(2,416,585)	—	(60,074)	(80,676)
Class I3	(296,447)	(1,707,458)	—	—	—
Class R	(103,439)	(2,244,465)	—	—	—
Class R4	(1,841)	(613,048)	(122,618)	—	—
Class R6	—	—	—	(20,519)	(12,854)
	(2,358,169)	(7,057,888)	(122,618)	(4,359,062)	(9,295,340)
Automatic conversions:
Class A	—	—	—	108,845	126,093
Class B	—	—	—	(122,665)	(139,953)
	—	—	—	(13,820)	(13,860)
Net increase (decrease) in shares outstanding:
Class A	7,217	231,001	—	427,494	(1,178,097)
Class B	—	—	—	(108,694)	(192,926)
Class C	558	75,263	—	423,740	(1,338,930)
Class I	(18,466)	209,545	—	1,099,397	1,841,239
Class I2	(488,180)	21,187,178	—	34,503	(21,198)
Class I3	(142,016)	2,904,873	—	—	—
Class R	(33,175)	983,154	—	—	—
Class R4	875	(599,486)	(77,172)	—	—
Class R6	225	5,040	—	53,387	93,380
Class T1	38	900	—	48	355
Advisor Class	38	891	—	6,461	4,531
	(672,886)	24,998,359	(77,172)	1,936,336	(791,646)

(A)	Transamerica Partners Institutional Small Value reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 2.16-for-1 share split. The Capital share transactions – shares has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Class T1 commenced operations on March 17, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Strategic High Income		Transamerica Unconstrained Bond			Transamerica US Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)		October 31, 2017 (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
From operations:
Net investment income (loss)	$2,358,106	$4,802,189	$7,148,440		$6,660,303	$(867,380)	$2,219,323
Net realized gain (loss)	4,166,355	9,030,193	2,812,703		6,573,151	65,534,627	100,647,830
Net change in unrealized appreciation (depreciation)	(4,087,079)	3,139,383	(9,970,573)		1,148,745	9,384,569	137,501,273
Net increase (decrease) in net assets resulting from operations	2,437,382	16,971,765	(9,430)		14,382,199	74,051,816	240,368,426

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(361,649)	(890,762)	—		—	(14,835)	(300,861)
Class C	(467,745)	(1,351,056)	—		—	—	(18)
Class I	(1,235,847)	(2,400,293)	(40,247)		(29,338)	(522,346)	(612,803)
Class I2	(184)	(407)	(7,279,706)		(7,789,343)	(888,010)	(1,330,410)
Class T	—	—	—		—	(101,067)	(118,454)
Class T1	(170)	(217)	—		—	(16)	—
Advisor Class	(2,012)	(486)	(163)		(251)	(28)	—
Total dividends and/or distributions from net investment income	(2,067,607)	(4,643,221)	(7,320,116)		(7,818,932)	(1,526,302)	(2,362,546)
Net realized gains:
Class A	(80,666)	—	—		—	(50,539,136)	(9,431,729)
Class B	—	—	—		—	(546,518)	(160,941)
Class C	(166,281)	—	—		—	(5,140,019)	(1,012,745)
Class I	(290,588)	—	(64)		—	(18,186,778)	(3,408,145)
Class I2	(47)	—	(7,898)		—	(21,805,115)	(5,475,375)
Class T	—	—	—		—	(4,397,780)	(833,124)
Class T1	(43)	—	—		—	(1,153)	—
Advisor Class	(453)	—	(0	)(C)	—	(1,230)	(211)
Total dividends and/or distributions from net realized gains	(538,078)	—	(7,962)		—	(100,617,729)	(20,322,270)
Total dividends and/or distributions to shareholders	(2,605,685)	(4,643,221)	(7,328,078)		(7,818,932)	(102,144,031)	(22,684,816)

Capital share transactions:
Proceeds from shares sold:
Class A	9,431,463	2,604,986	—		—	8,236,097	18,566,843
Class B	—	—	—		—	4,013	30,524
Class C	3,136,384	2,480,440	—		—	1,757,871	1,598,793
Class I	12,227,164	15,390,430	1,337,432		2,036,489	3,904,540	9,805,089
Class I2	—	—	481,205,903		38,959,786	13,824,330	2,952,866
Class T	—	—	—		—	325,673	626,800
Class T1	—	10,000	—		—	—	10,000
Advisor Class	107,000	15,201	—		10,000	—	10,000
	24,902,011	20,501,057	482,543,335		41,006,275	28,052,524	33,600,915
Issued from fund acquisition:
Class A	—	28,861,366	—		—	—	—
Class C	—	53,942,865	—		—	—	—
Class I	—	22,194,649	—		—	—	—
Class I2	—	9,808	—		—	—	—
	—	105,008,688	—		—	—	—
Dividends and/or distributions reinvested:
Class A	423,115	839,426	—		—	49,576,721	9,537,986
Class B	—	—	—		—	543,134	159,875
Class C	607,291	1,273,462	—		—	5,084,391	974,829
Class I	1,485,936	2,313,769	40,311		29,421	18,392,312	3,966,146
Class I2	231	407	7,287,604		7,863,241	22,693,125	6,804,498
Class T	—	—	—		—	4,398,659	926,321
Class T1	213	217	—		—	1,169	—
Advisor Class	2,465	486	163		251	1,258	211
	2,519,251	4,427,767	7,328,078		7,892,913	100,690,769	22,369,866
Cost of shares redeemed:
Class A	(3,239,813)	(15,969,213)	—		—	(32,941,689)	(59,971,042)
Class B	—	—	—		—	(203,701)	(784,678)
Class C	(7,482,136)	(22,923,946)	—		—	(3,147,577)	(8,670,918)
Class I	(5,287,214)	(15,715,712)	(231,359)		(265,705)	(16,363,854)	(25,861,694)
Class I2	—	—	(10,523,190)		(5,485,322)	(51,801,513)	(89,116,391)
Class T	—	—	—		—	(4,424,275)	(9,945,457)
Advisor Class	(10,172)	—	—		—	—	—
	(16,019,335)	(54,608,871)	(10,754,549)		(5,751,027)	(108,882,609)	(194,350,180)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Strategic High Income		Transamerica Unconstrained Bond		Transamerica US Growth
	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)	April 30, 2018 (unaudited)	October 31, 2017 (B)	April 30, 2018 (unaudited)	October 31, 2017 (A) (B)
Automatic conversions:
Class A	—	—	—	—	1,436,159	2,717,208
Class B	—	—	—	—	(1,436,159)	(2,717,208)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	11,401,927	75,328,641	479,116,864	43,148,161	19,860,684	(138,379,399)
Net increase (decrease) in net assets	11,233,624	87,657,185	471,779,356	49,711,428	(8,231,531)	79,304,211

Net assets:
Beginning of period/year	135,673,892	48,016,707	269,007,769	219,296,341	1,078,057,971	998,753,760
End of period/year	$146,907,516	$135,673,892	$740,787,125	$269,007,769	$1,069,826,440	$1,078,057,971
Undistributed (distributions in excess of) net investment income (loss)	$(125,865)	$(416,364)	$(178,850)	$(7,174)	$(1,053,814)	$1,339,868

Capital share transactions - shares:
Shares issued:
Class A	833,512	246,530	—	—	402,627	1,013,965
Class B	—	—	—	—	206	1,589
Class C	282,623	234,012	—	—	90,691	90,039
Class I	1,097,401	1,449,619	130,804	200,492	187,526	512,782
Class I2	—	—	47,327,606	3,849,972	661,817	160,321
Class T	—	—	—	—	6,051	13,819
Class T1	—	944	—	—	—	544
Advisor Class	9,631	1,465	—	1,016	—	569
	2,223,167	1,932,570	47,458,410	4,051,480	1,348,918	1,793,628
Shares issued on fund acquisition:
Class A	—	2,855,808	—	—	—	—
Class C	—	5,357,800	—	—	—	—
Class I	—	2,195,729	—	—	—	—
Class I2	—	1,009	—	—	—	—
	—	10,410,346	—	—	—	—
Shares reinvested:
Class A	38,376	79,620	—	—	2,533,306	560,399
Class B	—	—	—	—	29,486	9,820
Class C	55,149	121,233	—	—	274,832	59,769
Class I	134,573	218,645	3,958	2,897	924,698	229,788
Class I2	22	40	719,516	781,386	1,144,383	395,151
Class T	—	—	—	—	83,928	21,709
Class T1	19	20	—	—	60	—
Advisor Class	222	45	16	25	63	12
	228,361	419,603	723,490	784,308	4,990,756	1,276,648
Shares redeemed:
Class A	(290,525)	(1,506,401)	—	—	(1,615,434)	(3,219,928)
Class B	—	—	—	—	(10,566)	(44,994)
Class C	(675,055)	(2,186,787)	—	—	(163,570)	(487,937)
Class I	(475,510)	(1,497,533)	(22,622)	(26,015)	(789,747)	(1,400,518)
Class I2	—	—	(1,040,767)	(548,489)	(2,513,617)	(4,702,781)
Class T	—	—	—	—	(82,189)	(216,035)
Advisor Class	(921)	—	—	—	—	—
	(1,442,011)	(5,190,721)	(1,063,389)	(574,504)	(5,175,123)	(10,072,193)
Automatic conversions:
Class A	—	—	—	—	70,585	148,318
Class B	—	—	—	—	(74,951)	(155,494)
	—	—	—	—	(4,366)	(7,176)
Net increase (decrease) in shares outstanding:
Class A	581,363	1,675,557	—	—	1,391,084	(1,497,246)
Class B	—	—	—	—	(55,825)	(189,079)
Class C	(337,283)	3,526,258	—	—	201,953	(338,129)
Class I	756,464	2,366,460	112,140	177,374	322,477	(657,948)
Class I2	22	1,049	47,006,355	4,082,869	(707,417)	(4,147,309)
Class T	—	—	—	—	7,790	(180,507)
Class T1	19	964	—	—	60	544
Advisor Class	8,932	1,510	16	1,041	63	581
	1,009,517	7,571,798	47,118,511	4,261,284	1,160,185	(7,009,093)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on December 16, 2016.
(C)	Rounds to less than $1 or $(1).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENT OF CASH FLOWS

For the period ended April 30, 2018

(unaudited)

Transamerica Event Driven
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$1,447,848

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(406,657,106)
Proceeds from long-term investments	366,083,291
Purchases to cover securities sold short	(79,573,203)
Proceeds from securities sold short	103,569,679
Net purchases/proceeds of short-term investments	4,747,652
Net change in unrealized appreciation (depreciation)	1,245,951
Net realized gain (loss)	(3,158,765)
Net amortization (accretion) of discount and premium	(46,010)
(Increase) decrease in receivables for investments sold	1,675,514
(Increase) decrease in receivables for interest	(59,544)
(Increase) decrease in receivables for dividends	96,270
(Increase) decrease in receivables for net income from securities lending	(329)
(Increase) decrease in cash pledged with broker and/or custodian	(24,744,371)
(Increase) decrease in prepaid expenses	(484)
Increase (decrease) in cash deposit due to broker	109,345
Increase (decrease) in payables for investments purchased	(4,756,297)
Increase (decrease) in dividends, interest and fees for borrowings from securities sold short	254,249
Increase (decrease) in accrued liabilities	5,562
Increase (decrease) in collateral for securities on loan	37,176
Net cash provided by (used for) swap agreement transactions	106,016
Net cash provided by (used for) written options and swaptions transactions	221,769
Net cash provided by (used for) in futures contracts transactions	(325,606)
Net cash provided by (used for) foreign currency transactions	(1,414,992)
Net cash provided by (used for) operating activities	(41,136,385)

Cash flows from financing activities:
Increase (decrease) in foreign cash overdraft	(30)
Proceeds from shares sold, net of receivable for shares sold	51,067,152
Payment of shares redeemed, net of payable for shares redeemed	(9,925,891)
Cash distributions paid	(2)
Net cash provided by (used for) financing activities	41,141,229
Net increase (decrease) in cash and foreign currencies	4,844
Cash and foreign currencies, at beginning of period	$17
Cash and foreign currencies, at end of period	$4,861

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$(8,432)
Non-cash financing activities included herein consist of reinvestment of distributions	$1,549,387

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Transamerica Balanced II
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$10.17		$10.11		$9.68		$9.85	$9.04	$7.80	$7.01
Investment operations:
Net investment income (loss) (D)	0.06		0.14		0.11		0.10	0.10	0.07	0.09
Net realized and unrealized gain (loss)	—		0.91		0.63		(0.11)	0.82	1.30	0.80
Total investment operations	0.06		1.05		0.74		(0.01)	0.92	1.37	0.89
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.09)		(0.12)		(0.10)	(0.11)	(0.13)	(0.10)
Net realized gains	(0.04)		(0.90)		(0.19)		(0.06)	—	—	—
Total dividends and/or distributions to shareholders	(0.09)		(0.99)		(0.31)		(0.16)	(0.11)	(0.13)	(0.10)
Net asset value, end of period/year	$10.14		$10.17		$10.11		$9.68	$9.85	$9.04	$7.80
Total return	0.65	%(E)	10.68	%(E)	7.69%		(0.08)%	10.35%	17.65%	12.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$85,764		$91,171		$90,455		$90,541	$77,447	$52,672	$41,680
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(F)	1.20	%(F)	1.18%		1.16%	1.21%	1.28%	1.30%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.13	%(F)(G)	1.09	%(G)(H)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	1.10	%(F)	0.95	%(F)	1.13%		1.00%	1.09%	0.85%	1.22%
Portfolio turnover rate	26	%(E)	40	%(E)	37%		50%	92%	123%	150%

(A)	Transamerica Partners Balanced reorganized into the Fund on September 15, 2017. Prior to September 15, 2017, information provided reflects Transamerica Partners Balanced, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 2.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on September 15, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expense incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods indicated:	Transamerica Balanced II
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.17		$10.00
Investment operations:
Net investment income (loss) (B)	0.09		0.02
Net realized and unrealized gain (loss)	0.01		0.15
Total investment operations	0.10		0.17
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		—
Net realized gains	(0.04)		—
Total dividends and/or distributions to shareholders	(0.12)		—
Net asset value, end of period	$10.15		$10.17
Total return	1.02	%(C)	1.70	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$52,106		$56,169
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(D)	0.66	%(D)
Including waiver and/or reimbursement and recapture	0.50	%(D)	0.50	%(D)
Net investment income (loss) to average net assets	1.67	%(D)	1.23	%(D)
Portfolio turnover rate	26	%(C)	40	%(C)

(A)	Commenced operations on September 15, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Bond
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.53		$9.70	$9.89		$10.81	$10.60	$10.70
Investment operations:
Net investment income (loss) (A)	0.19		0.40	0.41	(B)	0.40	0.42	0.46
Net realized and unrealized gain (loss)	(0.22)		0.15	0.27		(0.54)	0.38	0.02
Total investment operations	(0.03)		0.55	0.68		(0.14)	0.80	0.48
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.31)	(0.34)		(0.42)	(0.45)	(0.49)
Net realized gains	(0.12)		(0.41)	(0.53)		(0.36)	(0.14)	(0.09)
Total dividends and/or distributions to shareholders	(0.27)		(0.72)	(0.87)		(0.78)	(0.59)	(0.58)
Net asset value, end of period/year	$9.23		$9.53	$9.70		$9.89	$10.81	$10.60
Total return	(0.22	)%(C)	6.13%	7.80%		(1.31)%	7.77%	4.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$176,380		$203,166	$223,935		$777,767	$780,308	$857,807
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.77%	0.73%		0.70%	0.70%	0.70%
Including waiver and/or reimbursement and recapture	0.71	%(D)	0.71%	0.70	%(B)	0.70%	0.70%	0.70%
Net investment income (loss) to average net assets	4.18	%(D)	4.26%	4.39	%(B)	3.93%	3.95%	4.28%
Portfolio turnover rate	29	%(C)	43%	38%		46%	36%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Bond
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.53		$9.71	$9.90		$10.43
Investment operations:
Net investment income (loss) (B)	0.20		0.41	0.40	(C)	0.17
Net realized and unrealized gain (loss)	(0.22)		0.13	0.28		(0.50)
Total investment operations	(0.02)		0.54	0.68		(0.33)
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.31)	(0.34)		(0.20)
Net realized gains	(0.12)		(0.41)	(0.53)		—
Total dividends and/or distributions to shareholders	(0.27)		(0.72)	(0.87)		(0.20)
Net asset value, end of period/year	$9.24		$9.53	$9.71		$9.90
Total return	(0.12	)%(D)	6.02%	7.80%		(3.17	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,404		$5,793	$480		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.76%	0.72%		0.70	%(E)
Including waiver and/or reimbursement and recapture	0.71	%(E)	0.71%	0.68	%(C)	0.70	%(E)
Net investment income (loss) to average net assets	4.22	%(E)	4.33%	4.24	%(C)	3.87	%(E)
Portfolio turnover rate	29	%(D)	43%	38%		46	%(D)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$28.32		$25.70	$25.35		$24.40	$21.40	$15.34
Investment operations:
Net investment income (loss) (A)	(0.08)		(0.24)	(0.14	)(B)	(0.19)	(0.15)	(0.07)
Net realized and unrealized gain (loss)	2.90		7.40	1.33		1.80	3.64	6.49
Total investment operations	2.82		7.16	1.19		1.61	3.49	6.42
Dividends and/or distributions to shareholders:
Net realized gains	(5.44)		(4.54)	(0.84)		(0.66)	(0.49)	(0.36)
Net asset value, end of period/year	$25.70		$28.32	$25.70		$25.35	$24.40	$21.40
Total return (C)	11.69	%(D)	34.66%	4.77%		6.77%	16.52%	42.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$280,427		$223,299	$170,198		$160,269	$124,413	$88,843
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(E)	1.23%	1.23%		1.21%	1.26%	1.41%
Including waiver and/or reimbursement and recapture	1.20	%(E)	1.23%	1.22	%(B)	1.21%	1.26%	1.48%
Net investment income (loss) to average net assets	(0.65	)%(E)	(0.95)%	(0.57	)%(B)	(0.75)%	(0.63)%	(0.38)%
Portfolio turnover rate	24	%(D)	66%	32%		24%	30%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$23.48		$22.28	$22.30		$21.76	$19.31	$13.96
Investment operations:
Net investment income (loss) (A)	(0.17)		(0.39)	(0.33	)(B)	(0.38)	(0.32)	(0.17)
Net realized and unrealized gain (loss)	2.31		6.13	1.15		1.58	3.26	5.88
Total investment operations	2.14		5.74	0.82		1.20	2.94	5.71
Dividends and/or distributions to shareholders:
Net realized gains	(5.44)		(4.54)	(0.84)		(0.66)	(0.49)	(0.36)
Net asset value, end of period/year	$20.18		$23.48	$22.28		$22.30	$21.76	$19.31
Total return (C)	11.06	%(D)	33.36%	3.78%		5.72%	15.44%	41.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,164		$1,694	$2,584		$3,870	$4,932	$6,020
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.41	%(E)	2.32%	2.20%		2.13%	2.16%	2.28%
Including waiver and/or reimbursement and recapture	2.20	%(E)	2.20%	2.19	%(B)	2.20%	2.20%	2.20%
Net investment income (loss) to average net assets	(1.65	)%(E)	(1.89)%	(1.54	)%(B)	(1.73)%	(1.54)%	(1.07)%
Portfolio turnover rate	24	%(D)	66%	32%		24%	30%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$23.83		$22.50	$22.46		$21.84	$19.33	$13.96
Investment operations:
Net investment income (loss) (A)	(0.15)		(0.35)	(0.28	)(B)	(0.33)	(0.28)	(0.15)
Net realized and unrealized gain (loss)	2.36		6.22	1.16		1.61	3.28	5.88
Total investment operations	2.21		5.87	0.88		1.28	3.00	5.73
Dividends and/or distributions to shareholders:
Net realized gains	(5.44)		(4.54)	(0.84)		(0.66)	(0.49)	(0.36)
Net asset value, end of period/year	$20.60		$23.83	$22.50		$22.46	$21.84	$19.33
Total return (C)	11.27	%(D)	33.68%	4.03%		5.98%	15.74%	42.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$109,553		$84,852	$69,159		$68,922	$50,879	$27,535
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.94	%(E)	1.97%	1.96%		1.92%	1.95%	2.04%
Including waiver and/or reimbursement and recapture	1.94	%(E)	1.97%	1.95	%(B)	1.92%	1.95%	2.04%
Net investment income (loss) to average net assets	(1.39	)%(E)	(1.69)%	(1.30	)%(B)	(1.47)%	(1.34)%	(0.95)%
Portfolio turnover rate	24	%(D)	66%	32%		24%	30%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$29.39		$26.43	$25.98		$24.92	$21.78	$15.61
Investment operations:
Net investment income (loss) (A)	(0.05)		(0.18)	(0.07	)(B)	(0.12)	(0.07)	0.02
Net realized and unrealized gain (loss)	3.03		7.68	1.36		1.84	3.70	6.59
Total investment operations	2.98		7.50	1.29		1.72	3.63	6.61
Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	—	(0.08)
Net realized gains	(5.44)		(4.54)	(0.84)		(0.66)	(0.49)	(0.36)
Total dividends and/or distributions to shareholders	(5.44)		(4.54)	(0.84)		(0.66)	(0.49)	(0.44)
Net asset value, end of period/year	$26.93		$29.39	$26.43		$25.98	$24.92	$21.78
Total return	11.79	%(C)	35.03%	5.09%		7.07%	16.88%	43.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$447,181		$292,452	$164,575		$153,719	$161,858	$105,747
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(D)	0.96%	0.94%		0.92%	0.95%	0.99%
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.96%	0.93	%(B)	0.92%	0.95%	0.99%
Net investment income (loss) to average net assets	(0.40	)%(D)	(0.69)%	(0.28	)%(B)	(0.46)%	(0.31)%	0.11%
Portfolio turnover rate	24	%(C)	66%	32%		24%	30%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Capital Growth
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$17.26		$17.43	$17.40		$16.88	$14.88	$10.80
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.08)	(0.03	)(B)	(0.06)	(0.03)	0.04
Net realized and unrealized gain (loss)	1.57		4.45	0.90		1.24	2.52	4.50
Total investment operations	1.55		4.37	0.87		1.18	2.49	4.54
Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	—	(0.10)
Net realized gains	(5.44)		(4.54)	(0.84)		(0.66)	(0.49)	(0.36)
Total dividends and/or distributions to shareholders	(5.44)		(4.54)	(0.84)		(0.66)	(0.49)	(0.46)
Net asset value, end of period/year	$13.37		$17.26	$17.43		$17.40	$16.88	$14.88
Total return	11.88	%(C)	35.14%	5.25%		7.19%	17.05%	43.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$181,842		$230,981	$241,857		$1,039,343	$836,984	$509,700
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(D)	0.85%	0.81%		0.79%	0.81%	0.84%
Including waiver and/or reimbursement and recapture	0.84	%(D)	0.85%	0.81	%(B)	0.79%	0.81%	0.84%
Net investment income (loss) to average net assets	(0.27	)%(D)	(0.56)%	(0.18	)%(B)	(0.34)%	(0.20)%	0.32%
Portfolio turnover rate	24	%(C)	66%	32%		24%	30%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Capital Growth
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$28.34		$23.02
Investment operations:
Net investment income (loss) (B)	(0.08)		(0.14)
Net realized and unrealized gain (loss)	2.91		5.46
Total investment operations	2.83		5.32
Dividends and/or distributions to shareholders:
Net realized gains	(5.44)		—
Net asset value, end of period	$25.73		$28.34
Total return (C)	11.73	%(D)	23.11	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$68		$12
Expenses to average net assets	1.08	%(E)	1.09	%(E)
Net investment income (loss) to average net assets	(0.60	)%(E)	(0.88	)%(E)
Portfolio turnover rate	24	%(D)	66%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Capital Growth
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$29.37		$25.71
Investment operations:
Net investment income (loss) (B)	(0.06)		(0.19)
Net realized and unrealized gain (loss)	3.03		8.39
Total investment operations	2.97		8.20
Dividends and/or distributions to shareholders:
Net realized gains	(5.44)		(4.54)
Net asset value, end of period	$26.90		$29.37
Total return	11.80	%(C)	38.67	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$79		$29
Expenses to average net assets	1.03	%(D)	1.04	%(D)
Net investment income (loss) to average net assets	(0.44	)%(D)	(0.81	)%(D)
Portfolio turnover rate	24	%(C)	66%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$17.93		$17.38	$16.80		$16.22	$15.57
Investment operations:
Net investment income (loss) (B)	(0.02)		(0.04)	(0.02	)(C)	0.01	0.00	(D)
Net realized and unrealized gain (loss)	0.05		3.13	0.62		0.61	0.65
Total investment operations	0.03		3.09	0.60		0.62	0.65
Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	(0.02)		—	—
Net realized gains	(1.03)		(2.48)	—		(0.04)	—
Total dividends and/or distributions to shareholders	(1.03)		(2.54)	(0.02)		(0.04)	—
Net asset value, end of period/year	$16.93		$17.93	$17.38		$16.80	$16.22
Total return (E)	0.01	%(F)	20.50%	3.59%		3.81%	4.17	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,105		$1,018	$768		$681	$444
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(G)	2.79%	1.12%		1.06%	1.18	%(G)
Including waiver and/or reimbursement and recapture	1.20	%(G)	1.20%	1.11	%(C)	1.06%	1.18	%(G)
Net investment income (loss) to average net assets	(0.24	)%(G)	(0.21)%	(0.10	)%(C)	0.07%	0.03	%(G)
Portfolio turnover rate	13	%(F)	15%	83%		34%	18	%(F)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$17.50		$17.06	$16.59		$16.14	$15.57
Investment operations:
Net investment income (loss) (B)	(0.08)		(0.14)	(0.13	)(C)	(0.11)	(0.07)
Net realized and unrealized gain (loss)	0.05		3.06	0.60		0.60	0.64
Total investment operations	(0.03)		2.92	0.47		0.49	0.57
Dividends and/or distributions to shareholders:
Net realized gains	(1.03)		(2.48)	—		(0.04)	—
Net asset value, end of period/year	$16.44		$17.50	$17.06		$16.59	$16.14
Total return (D)	(0.35	)%(E)	19.75%	2.83%		3.02%	3.66	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,028		$1,033	$721		$421	$274
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90	%(F)	1.85%	1.81%		1.80%	1.93	%(F)
Including waiver and/or reimbursement and recapture	1.90	%(F)	1.85%	1.81	%(C)	1.80%	1.93	%(F)
Net investment income (loss) to average net assets	(0.95	)%(F)	(0.86)%	(0.81	)%(C)	(0.67)%	(0.67	)%(F)
Portfolio turnover rate	13	%(E)	15%	83%		34%	18	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class I (A)
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (B)		December 31, 2013
Net asset value, beginning of period/year	$17.79		$17.26	$16.67		$16.09	$15.76		$12.24
Investment operations:
Net investment income (loss) (C)	0.00	(D)	0.02	0.03	(E)	0.04	0.02		(0.00	)(D)
Net realized and unrealized gain (loss)	0.05		3.10	0.61		0.60	0.76		3.87
Total investment operations	0.05		3.12	0.64		0.64	0.78		3.87
Dividends and/or distributions to shareholders:
Net investment income	(0.03)		(0.11)	(0.05)		(0.02)	—		(0.00	)(D)
Net realized gains	(1.03)		(2.48)	—		(0.04)	(0.45)		(0.34)
Total dividends and/or distributions to shareholders	(1.06)		(2.59)	(0.05)		(0.06)	(0.45)		(0.35)
Net asset value, end of period/year	$16.78		$17.79	$17.26		$16.67	$16.09		$15.76
Total return	0.11	%(F)	20.97%	3.87%		3.95%	6.13	%(F)	31.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,718		$33,077	$24,424		$23,460	$19,643		$13,761
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(G)	0.87%	0.83%		0.83%	1.08	%(G)	2.18%
Including waiver and/or reimbursement and recapture	0.91	%(G)	0.87%	0.82	%(E)	0.88%	1.00	%(G)	1.25%
Net investment income (loss) to average net assets	0.04	%(G)	0.13%	0.19	%(E)	0.27%	0.16	%(G)	(0.02)%
Portfolio turnover rate	13	%(F)	15%	83%		34%	18	%(F)	15%

(A)	Prior to February 28, 2014, information provided in previous periods reflects The Torray Resolute Fund, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to January 1, 2014, the financial highlights were audited by another independent registered public accounting firm.
(B)	Effective at the close of business on February 28, 2014, the fiscal year end of the Fund changed to October 31. The Financial Highlights represent activity for the ten months of January 1, 2014 – October 31, 2014. Refer to the notes to the financial statements for details.
(C)	Calculated based on average number of shares outstanding.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Concentrated Growth
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$18.01		$17.45	$16.85		$16.26	$15.57
Investment operations:
Net investment income (loss) (B)	0.01		0.04	0.06	(C)	0.07	0.04
Net realized and unrealized gain (loss)	0.05		3.13	0.61		0.60	0.65
Total investment operations	0.06		3.17	0.67		0.67	0.69
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.13)	(0.07)		(0.04)	—
Net realized gains	(1.03)		(2.48)	—		(0.04)	—
Total dividends and/or distributions to shareholders	(1.07)		(2.61)	(0.07)		(0.08)	—
Net asset value, end of period/year	$17.00		$18.01	$17.45		$16.85	$16.26
Total return	0.20	%(D)	21.02%	4.02%		4.11%	4.43	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$167,499		$190,788	$222,753		$390,712	$353,480
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.77%	0.72%		0.73%	0.77	%(E)
Including waiver and/or reimbursement and recapture	0.80	%(E)	0.77%	0.72	%(C)	0.73%	0.77	%(E)
Net investment income (loss) to average net assets	0.15	%(E)	0.27%	0.36	%(C)	0.41%	0.42	%(E)
Portfolio turnover rate	13	%(D)	15%	83%		34%	18	%(D)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Concentrated Growth
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$17.94		$16.23
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.02)
Net realized and unrealized gain (loss)	0.06		1.73
Total investment operations	0.05		1.71
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	—
Net realized gains	(1.03)		—
Total dividends and/or distributions to shareholders	(1.03)		—
Net asset value, end of period	$16.96		$17.94
Total return (D)	0.13	%(E)	10.60	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(F)	1.01	%(F)
Including waiver and/or reimbursement and recapture	1.06	%(F)	1.01	%(F)(G)
Net investment income (loss) to average net assets	(0.12	)%(F)	(0.17	)%(F)
Portfolio turnover rate	13	%(E)	15	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Concentrated Growth
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$17.90		$17.51
Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	0.00	(C)
Net realized and unrealized gain (loss)	0.05		2.87
Total investment operations	0.05		2.87
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.00	)(C)
Net realized gains	(1.03)		(2.48)
Total dividends and/or distributions to shareholders	(1.04)		(2.48)
Net asset value, end of period	$16.91		$17.90
Total return	0.13	%(D)	19.12	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$12		$12
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	0.96	%(E)
Including waiver and/or reimbursement and recapture	0.95	%(E)	0.95	%(E)
Net investment income (loss) to average net assets	(0.01	)%(E)	0.00	%(E)(F)
Portfolio turnover rate	13	%(D)	15	%(D)

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.53		$11.15	$12.75		$13.35	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.09		0.20	0.23	(C)	0.23	0.20	0.14
Net realized and unrealized gain (loss)	0.16		1.92	0.23		(0.18)	1.47	1.97
Total investment operations	0.25		2.12	0.46		0.05	1.67	2.11
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.24)	(0.23)		(0.22)	(0.20)	(0.13)
Net realized gains	(0.75)		(1.50)	(1.83)		(0.43)	(0.10)	—
Total dividends and/or distributions to shareholders	(0.84)		(1.74)	(2.06)		(0.65)	(0.30)	(0.13)
Net asset value, end of period/year	$10.94		$11.53	$11.15		$12.75	$13.35	$11.98
Total return (D)	2.01	%(E)	20.35%	4.30%		0.32%	14.14%	21.25	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$92,489		$94,083	$86,943		$51,809	$63,639	$1,245
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(F)	1.01%	0.97%		0.97%	0.96%	1.07	%(F)
Including waiver and/or reimbursement and recapture	1.04	%(F)	1.01%	0.97	%(C)	0.97%	0.96%	1.07	%(F)
Net investment income (loss) to average net assets	1.68	%(F)	1.77%	2.09	%(C)	1.74%	1.55%	1.47	%(F)
Portfolio turnover rate	5	%(E)	14%	54%		15%	21%	23	%(E)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.47		$11.09	$12.70		$13.32	$11.96	$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.11	0.14	(C)	0.12	0.09	0.08
Net realized and unrealized gain (loss)	0.15		1.91	0.22		(0.19)	1.49	1.96
Total investment operations	0.20		2.02	0.36		(0.07)	1.58	2.04
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.14)	(0.14)		(0.12)	(0.12)	(0.08)
Net realized gains	(0.75)		(1.50)	(1.83)		(0.43)	(0.10)	—
Total dividends and/or distributions to shareholders	(0.79)		(1.64)	(1.97)		(0.55)	(0.22)	(0.08)
Net asset value, end of period/year	$10.88		$11.47	$11.09		$12.70	$13.32	$11.96
Total return (D)	1.60	%(E)	19.42%	3.41%		(0.62)%	13.30%	20.50	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,840		$7,080	$7,755		$4,749	$4,419	$1,297
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.86	%(F)	1.84%	1.80%		1.81%	1.81%	1.78	%(F)
Including waiver and/or reimbursement and recapture	1.86	%(F)	1.84%	1.80	%(C)	1.81%	1.81%	1.78	%(F)
Net investment income (loss) to average net assets	0.86	%(F)	0.96%	1.23	%(C)	0.89%	0.74%	0.83	%(F)
Portfolio turnover rate	5	%(E)	14%	54%		15%	21%	23	%(E)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.52		$11.14	$12.75		$13.35	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.10		0.21	0.25	(C)	0.25	0.23	0.17
Net realized and unrealized gain (loss)	0.17		1.93	0.22		(0.18)	1.47	1.96
Total investment operations	0.27		2.14	0.47		0.07	1.70	2.13
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.26)	(0.25)		(0.24)	(0.23)	(0.15)
Net realized gains	(0.75)		(1.50)	(1.83)		(0.43)	(0.10)	—
Total dividends and/or distributions to shareholders	(0.85)		(1.76)	(2.08)		(0.67)	(0.33)	(0.15)
Net asset value, end of period/year	$10.94		$11.52	$11.14		$12.75	$13.35	$11.98
Total return	2.19	%(D)	20.56%	4.38%		0.49%	14.37%	21.40	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,767		$17,286	$10,559		$6,318	$6,311	$1,715
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(E)	0.84%	0.81%		0.81%	0.80%	0.82	%(E)
Including waiver and/or reimbursement and recapture	0.86	%(E)	0.84%	0.80	%(C)	0.81%	0.80%	0.82	%(E)
Net investment income (loss) to average net assets	1.84	%(E)	1.91%	2.26	%(C)	1.88%	1.80%	1.82	%(E)
Portfolio turnover rate	5	%(D)	14%	54%		15%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.53		$11.15	$12.75		$13.36	$11.98	$10.00
Investment operations:
Net investment income (loss) (B)	0.11		0.23	0.26	(C)	0.26	0.24	0.17
Net realized and unrealized gain (loss)	0.17		1.92	0.23		(0.18)	1.48	1.97
Total investment operations	0.28		2.15	0.49		0.08	1.72	2.14
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.27)	(0.26)		(0.26)	(0.24)	(0.16)
Net realized gains	(0.75)		(1.50)	(1.83)		(0.43)	(0.10)	—
Total dividends and/or distributions to shareholders	(0.86)		(1.77)	(2.09)		(0.69)	(0.34)	(0.16)
Net asset value, end of period/year	$10.95		$11.53	$11.15		$12.75	$13.36	$11.98
Total return	2.25	%(D)	20.67%	4.57%		0.52%	14.56%	21.49	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$570,606		$576,947	$672,378		$852,448	$1,402,739	$1,023,268
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(E)	0.74%	0.70%		0.71%	0.70%	0.71	%(E)
Including waiver and/or reimbursement and recapture	0.76	%(E)	0.74%	0.70	%(C)	0.71%	0.70%	0.71	%(E)
Net investment income (loss) to average net assets	1.97	%(E)	2.07%	2.31	%(C)	1.98%	1.88%	1.91	%(E)
Portfolio turnover rate	5	%(D)	14%	54%		15%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Dividend Focused
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.52		$11.15	$12.75		$13.25
Investment operations:
Net investment income (loss) (B)	0.11		0.21	0.27	(C)	0.11
Net realized and unrealized gain (loss)	0.17		1.93	0.22		(0.48)
Total investment operations	0.28		2.14	0.49		(0.37)
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.27)	(0.26)		(0.13)
Net realized gains	(0.75)		(1.50)	(1.83)		—
Total dividends and/or distributions to shareholders	(0.86)		(1.77)	(2.09)		(0.13)
Net asset value, end of period/year	$10.94		$11.52	$11.15		$12.75
Total return	2.16	%(D)	20.67%	4.57%		(2.79	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,872		$3,524	$474		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(E)	0.74%	0.71%		0.72	%(E)
Including waiver and/or reimbursement and recapture	0.76	%(E)	0.74%	0.70	%(C)	0.72	%(E)
Net investment income (loss) to average net assets	1.95	%(E)	1.90%	2.39	%(C)	1.99	%(E)
Portfolio turnover rate	5	%(D)	14%	54%		15%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Dividend Focused
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.56		$11.09
Investment operations:
Net investment income (loss) (B)	0.09		0.12
Net realized and unrealized gain (loss)	0.18		0.48
Total investment operations	0.27		0.60
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.13)
Net realized gains	(0.75)		—
Total dividends and/or distributions to shareholders	(0.85)		(0.13)
Net asset value, end of period	$10.98		$11.56
Total return (C)	2.04	%(D)	5.50	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$35		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(E)	0.98	%(E)
Including waiver and/or reimbursement and recapture	1.00	%(E)	0.98	%(E)
Net investment income (loss) to average net assets	1.67	%(E)	1.67	%(E)
Portfolio turnover rate	5	%(D)	14%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Dividend Focused
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.61		$12.19
Investment operations:
Net investment income (loss) (B)	0.10		0.17
Net realized and unrealized gain (loss)	0.17		0.92
Total investment operations	0.27		1.09
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.17)
Net realized gains	(0.75)		(1.50)
Total dividends and/or distributions to shareholders	(0.85)		(1.67)
Net asset value, end of period	$11.03		$11.61
Total return	2.14	%(C)	10.16	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(D)	0.94	%(D)
Including waiver and/or reimbursement and recapture	0.90	%(D)	0.90	%(D)
Net investment income (loss) to average net assets	1.82	%(D)	1.78	%(D)
Portfolio turnover rate	5	%(C)	14%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class A
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.77	$10.48	$11.10	$11.73	$11.12	$10.00
Investment operations:
Net investment income (loss) (A) (B)	0.06	0.11	0.12	(C)	0.07	0.08	0.05
Net realized and unrealized gain (loss)	0.14	1.32	(0.23)	0.04	(D)	0.61	1.56
Total investment operations	0.20	1.43	(0.11)	0.11	0.69	1.61
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.14)	(0.05)	(0.11)	(0.05)	(0.49)
Net realized gains	—	—	(0.46)	(0.63)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.10)	(0.14)	(0.51)	(0.74)	(0.08)	(0.49)
Net asset value, end of period/year	$11.87	$11.77	$10.48	$11.10	$11.73	$11.12
Total return (E)	1.69	%(F)	13.73%	(0.99)%	0.91%	6.31%	16.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,570	$8,560	$9,348	$14,100	$12,115	$6,456
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.59	%(H)	1.59%	1.33%	1.36%	1.32%	3.94%
Including waiver and/or reimbursement and recapture	1.10	%(H)	1.10%	1.09	%(C)	1.10%	1.11%	1.15%
Net investment income (loss) to average net assets (B)	1.03	%(H)	0.96%	1.14	%(C)	0.63%	0.70%	0.45%
Portfolio turnover rate (I)	1	%(F)	3%	142%	308%	194%	301%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class C
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.59	$10.32	$10.96	$11.60	$11.05	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.02	0.02	0.04	(D)	(0.01)	(0.00	)(E)	(0.03)
Net realized and unrealized gain (loss)	0.14	1.30	(0.22)	0.04	(F)	0.60	1.56
Total investment operations	0.16	1.32	(0.18)	0.03	0.60	1.53
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.05)	—	(0.04)	(0.02)	(0.48)
Net realized gains	—	—	(0.46)	(0.63)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.01)	(0.05)	(0.46)	(0.67)	(0.05)	(0.48)
Net asset value, end of period/year	$11.74	$11.59	$10.32	$10.96	$11.60	$11.05
Total return (G)	1.35	%(H)	12.82%	(1.64)%	0.15%	5.46%	16.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,803	$7,231	$8,710	$11,492	$7,266	$3,840
Expenses to average net assets (I)
Excluding waiver and/or reimbursement and recapture	2.31	%(J)	2.32%	2.06%	2.12%	2.09%	4.69%
Including waiver and/or reimbursement and recapture	1.85	%(J)	1.85%	1.83	%(D)	1.85%	1.85%	1.85%
Net investment income (loss) to average net assets (C)	0.28	%(J)	0.21%	0.37	%(D)	(0.13)%	(0.03)%	(0.28)%
Portfolio turnover rate (K)	1	%(H)	3%	142%	308%	194%	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(G)	Total return has been calculated without deduction of the contingent deferred sales charge.
(H)	Not annualized.
(I)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(J)	Annualized.
(K)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Allocation
Class I
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.74	$10.47	$11.08	$11.71	$11.09	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.08	0.13	0.15	(D)	0.10	0.11	0.07
Net realized and unrealized gain (loss)	0.13	1.31	(0.23)	0.04	(E)	0.61	1.57
Total investment operations	0.21	1.44	(0.08)	0.14	0.72	1.64
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.17)	(0.07)	(0.14)	(0.07)	(0.55)
Net realized gains	—	—	(0.46)	(0.63)	(0.03)	—
Total dividends and/or distributions to shareholders	(0.13)	(0.17)	(0.53)	(0.77)	(0.10)	(0.55)
Net asset value, end of period/year	$11.82	$11.74	$10.47	$11.08	$11.71	$11.09
Total return	1.79	%(F)	13.89%	(0.65)%	1.15%	6.57%	17.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,643	$3,012	$2,324	$3,889	$3,521	$2,824
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.29	%(H)	1.29%	1.03%	1.08%	1.03%	3.63%
Including waiver and/or reimbursement and recapture	0.85	%(H)	0.85%	0.83	%(D)	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets (C)	1.27	%(H)	1.21%	1.39	%(D)	0.91%	0.98%	0.67%
Portfolio turnover rate (I)	1	%(F)	3%	142%	308%	194%	301%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Dynamic Allocation
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.77		$11.06
Investment operations:
Net investment income (loss) (B) (C)	0.06		0.07
Net realized and unrealized gain (loss)	0.13		0.64
Total investment operations	0.19		0.71
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		—
Net asset value, end of period	$11.88		$11.77
Total return (D)	1.62	%(E)	6.42	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.43	%(G)	1.43	%(G)
Including waiver and/or reimbursement and recapture	1.10	%(G)	1.10	%(G)
Net investment income (loss) to average net assets (C)	1.02	%(G)	0.97	%(G)
Portfolio turnover rate (H)	1	%(E)	3	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.45		$9.46	$9.38		$10.48	$10.16	$10.25
Investment operations:
Net investment income (loss) (A) (B)	0.20		0.32	0.36	(C)	0.39	0.38	0.34
Net realized and unrealized gain (loss)	(0.27)		0.06	0.32		(0.87)	0.26	0.10
Total investment operations	(0.07)		0.38	0.68		(0.48)	0.64	0.44
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.32)	(0.33)		(0.45)	(0.32)	(0.47)
Net realized gains	—		—	(0.20)		(0.17)	—	(0.04)
Return of capital	—		(0.07)	(0.07)		—	—	(0.02)
Total dividends and/or distributions to shareholders	(0.20)		(0.39)	(0.60)		(0.62)	(0.32)	(0.53)
Net asset value, end of period/year	$9.18		$9.45	$9.46		$9.38	$10.48	$10.16
Total return (D)	(0.81	)%(E)	4.12%	7.79%		(4.78)%	6.39%	4.49%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,519		$97,964	$122,240		$175,092	$259,348	$342,367
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.93	%(G)	0.89%	0.89%		0.89%	0.89%	0.93%
Including waiver and/or reimbursement and recapture	0.92	%(G)	0.89%	0.88	%(C)	0.89%	0.87%	0.88%
Net investment income (loss) to average net assets (B)	4.32	%(G)	3.41%	3.89	%(C)	3.84%	3.63%	3.32%
Portfolio turnover rate (H)	13	%(E)	9%	27%		159%	102%	237%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.41		$9.42	$9.34		$10.44	$10.12	$10.22
Investment operations:
Net investment income (loss) (A) (B)	0.17		0.25	0.28	(C)	0.31	0.29	0.25
Net realized and unrealized gain (loss)	(0.27)		0.06	0.33		(0.87)	0.27	0.11
Total investment operations	(0.10)		0.31	0.61		(0.56)	0.56	0.36
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.26)	(0.28)		(0.37)	(0.24)	(0.40)
Net realized gains	—		—	(0.20)		(0.17)	—	(0.04)
Return of capital	—		(0.06)	(0.05)		—	—	(0.02)
Total dividends and/or distributions to shareholders	(0.17)		(0.32)	(0.53)		(0.54)	(0.24)	(0.46)
Net asset value, end of period/year	$9.14		$9.41	$9.42		$9.34	$10.44	$10.12
Total return (D)	(1.13	)%(E)	3.34%	7.00%		(5.53)%	5.61%	3.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$134,008		$161,999	$210,600		$289,060	$400,142	$464,339
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.69	%(G)	1.65%	1.65%		1.65%	1.63%	1.63%
Including waiver and/or reimbursement and recapture	1.67	%(G)	1.65%	1.64	%(C)	1.65%	1.63%	1.63%
Net investment income (loss) to average net assets (B)	3.57	%(G)	2.68%	3.11	%(C)	3.09%	2.86%	2.54%
Portfolio turnover rate (H)	13	%(E)	9%	27%		159%	102%	237%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Dynamic Income
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.45		$9.46	$9.38		$10.48	$10.16	$10.26
Investment operations:
Net investment income (loss) (A) (B)	0.21		0.35	0.39	(C)	0.41	0.40	0.36
Net realized and unrealized gain (loss)	(0.27)		0.06	0.31		(0.87)	0.26	0.10
Total investment operations	(0.06)		0.41	0.70		(0.46)	0.66	0.46
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.34)	(0.35)		(0.47)	(0.34)	(0.50)
Net realized gains	—		—	(0.20)		(0.17)	—	(0.04)
Return of capital	—		(0.08)	(0.07)		—	—	(0.02)
Total dividends and/or distributions to shareholders	(0.20)		(0.42)	(0.62)		(0.64)	(0.34)	(0.56)
Net asset value, end of period/year	$9.19		$9.45	$9.46		$9.38	$10.48	$10.16
Total return	(0.60	)%(D)	4.37%	8.06%		(4.56)%	6.64%	4.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,047		$66,235	$83,297		$144,733	$242,703	$270,502
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.68	%(F)	0.66%	0.65%		0.66%	0.64%	0.65%
Including waiver and/or reimbursement and recapture	0.67	%(F)	0.66%	0.64	%(C)	0.66%	0.64%	0.67%
Net investment income (loss) to average net assets (B)	4.57	%(F)	3.66%	4.25	%(C)	4.05%	3.83%	3.57%
Portfolio turnover rate (G)	13	%(D)	9%	27%		159%	102%	237%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Dynamic Income
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.47		$9.46
Investment operations:
Net investment income (loss) (B) (C)	0.20		0.15
Net realized and unrealized gain (loss)	(0.26)		0.11
Total investment operations	(0.06)		0.26
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.20)
Return of capital	—		(0.05)
Total dividends and/or distributions to shareholders	(0.20)		(0.25)
Net asset value, end of period	$9.21		$9.47
Total return (D)	(0.66	)%(E)	2.84	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.82	%(G)	0.80	%(G)
Including waiver and/or reimbursement and recapture	0.82	%(G)	0.80	%(G)
Net investment income (loss) to average net assets (C)	4.35	%(G)	2.52	%(G)
Portfolio turnover rate (H)	13	%(E)	9%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Dynamic Income
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.45		$9.48
Investment operations:
Net investment income (loss) (B) (C)	0.21		0.16
Net realized and unrealized gain (loss)	(0.28)		0.08
Total investment operations	(0.07)		0.24
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.22)
Return of capital	—		(0.05)
Total dividends and/or distributions to shareholders	(0.20)		(0.27)
Net asset value, end of period	$9.18		$9.45
Total return	(0.71	)%(D)	2.59	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.80	%(F)	0.77	%(F)
Including waiver and/or reimbursement and recapture	0.67	%(F)	0.67	%(F)
Net investment income (loss) to average net assets (C)	4.48	%(F)	2.50	%(F)
Portfolio turnover rate (G)	13	%(D)	9%

(A)	Commenced operations on March 3, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.92		$10.50	$9.70		$10.75	$10.83	$11.54
Investment operations:
Net investment income (loss) (A)	0.22		0.55	0.63	(B)	0.60	0.61	0.56
Net realized and unrealized gain (loss)	(0.24)		0.38	0.49		(1.26)	(0.11)	(0.55)
Total investment operations	(0.02)		0.93	1.12		(0.66)	0.50	0.01
Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.51)	(0.30)		(0.39)	(0.58)	(0.47)
Net realized gains	—		—	—		—	—	(0.25)
Return of capital	—		—	(0.02)		—	—	—
Total dividends and/or distributions to shareholders	(0.22)		(0.51)	(0.32)		(0.39)	(0.58)	(0.72)
Net asset value, end of period/year	$10.68		$10.92	$10.50		$9.70	$10.75	$10.83
Total return (C)	(0.25	)%(D)	8.96%	11.86%		(6.30)%	4.81%	(0.07)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,733		$21,804	$35,765		$59,093	$81,684	$129,805
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.10	%(E)	1.12%	1.15%		1.11%	1.18%	1.11%
Including waiver and/or reimbursement and recapture	1.10	%(E)	1.12%	1.15	%(B)	1.11%	1.18%	1.11%
Net investment income (loss) to average net assets	4.08	%(E)	5.20%	6.39	%(B)	5.94%	5.68%	5.02%
Portfolio turnover rate	127	%(D)	247%	257%		237%	321%	326%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.85		$10.43	$9.66		$10.72	$10.80	$11.51
Investment operations:
Net investment income (loss) (A)	0.19		0.48	0.55	(B)	0.53	0.54	0.48
Net realized and unrealized gain (loss)	(0.25)		0.36	0.49		(1.26)	(0.11)	(0.54)
Total investment operations	(0.06)		0.84	1.04		(0.73)	0.43	(0.06)
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.42)	(0.25)		(0.33)	(0.51)	(0.40)
Net realized gains	—		—	—		—	—	(0.25)
Return of capital	—		—	(0.02)		—	—	—
Total dividends and/or distributions to shareholders	(0.17)		(0.42)	(0.27)		(0.33)	(0.51)	(0.65)
Net asset value, end of period/year	$10.62		$10.85	$10.43		$9.66	$10.72	$10.80
Total return (C)	(0.54	)%(D)	8.26%	11.01%		(7.02)%	4.12%	(0.69)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,516		$14,023	$14,363		$17,462	$27,202	$30,547
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.85	%(E)	1.87%	1.89%		1.84%	1.84%	1.81%
Including waiver and/or reimbursement and recapture	1.85	%(E)	1.87%	1.88	%(B)	1.84%	1.84%	1.81%
Net investment income (loss) to average net assets	3.50	%(E)	4.53%	5.56	%(B)	5.23%	5.02%	4.36%
Portfolio turnover rate	127	%(D)	247%	257%		237%	321%	326%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I

	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.95		$10.52	$9.72		$10.78	$10.85	$11.56
Investment operations:
Net investment income (loss) (A)	0.25		0.60	0.66	(B)	0.64	0.65	0.60
Net realized and unrealized gain (loss)	(0.25)		0.37	0.49		(1.27)	(0.10)	(0.56)
Total investment operations	—		0.97	1.15		(0.63)	0.55	0.04
Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.54)	(0.33)		(0.43)	(0.62)	(0.50)
Net realized gains	—		—	—		—	—	(0.25)
Return of capital	—		—	(0.02)		—	—	—
Total dividends and/or distributions to shareholders	(0.23)		(0.54)	(0.35)		(0.43)	(0.62)	(0.75)
Net asset value, end of period/year	$10.72		$10.95	$10.52		$9.72	$10.78	$10.85
Total return	(0.02	)%(C)	9.33%	12.27%		(6.03)%	5.30%	0.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$691,924		$682,535	$618,258		$581,888	$340,068	$133,449
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.82%	0.82%		0.81%	0.81%	0.79%
Including waiver and/or reimbursement and recapture	0.80	%(D)	0.82%	0.82	%(B)	0.81%	0.81%	0.79%
Net investment income (loss) to average net assets	4.66	%(D)	5.62%	6.60	%(B)	6.39%	6.00%	5.38%
Portfolio turnover rate	127	%(C)	247%	257%		237%	321%	326%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.95		$10.52	$9.72		$10.78	$10.85	$11.56
Investment operations:
Net investment income (loss) (A)	0.25		0.62	0.65	(B)	0.64	0.66	0.61
Net realized and unrealized gain (loss)	(0.24)		0.36	0.51		(1.26)	(0.10)	(0.56)
Total investment operations	0.01		0.98	1.16		(0.62)	0.56	0.05
Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.55)	(0.33)		(0.44)	(0.63)	(0.51)
Net realized gains	—		—	—		—	—	(0.25)
Return of capital	—		—	(0.03)		—	—	—
Total dividends and/or distributions to shareholders	(0.24)		(0.55)	(0.36)		(0.44)	(0.63)	(0.76)
Net asset value, end of period/year	$10.72		$10.95	$10.52		$9.72	$10.78	$10.85
Total return	0.03	%(C)	9.44%	12.25%		(5.86)%	5.39%	0.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$213,110		$214,450	$169,122		$60,406	$143,512	$339,967
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71	%(D)	0.72%	0.72%		0.70%	0.71%	0.69%
Including waiver and/or reimbursement and recapture	0.71	%(D)	0.72%	0.72	%(B)	0.70%	0.71%	0.69%
Net investment income (loss) to average net assets	4.67	%(D)	5.83%	6.48	%(B)	6.29%	6.16%	5.38%
Portfolio turnover rate	127	%(C)	247%	257%		237%	321%	326%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Emerging Markets Debt
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.94		$10.52	$9.71		$10.37
Investment operations:
Net investment income (loss) (B)	0.27		0.64	0.66	(C)	0.28
Net realized and unrealized gain (loss)	(0.26)		0.33	0.51		(0.66)
Total investment operations	0.01		0.97	1.17		(0.38)
Dividends and/or distributions to shareholders:
Net investment income	(0.24)		(0.55)	(0.33)		(0.28)
Return of capital	—		—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.24)		(0.55)	(0.36)		(0.28)
Net asset value, end of period/year	$10.71		$10.94	$10.52		$9.71
Total return	0.03	%(D)	9.45%	12.36%		(3.71	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,123		$6,933	$87		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71	%(E)	0.72%	0.72%		0.71	%(E)
Including waiver and/or reimbursement and recapture	0.71	%(E)	0.72%	0.72	%(C)	0.71	%(E)
Net investment income (loss) to average net assets	4.95	%(E)	5.87%	6.62	%(C)	6.66	%(E)
Portfolio turnover rate	127	%(D)	247%	257%		237%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Emerging Markets Debt
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.07		$10.20
Investment operations:
Net investment income (loss) (B)	0.25		0.57
Net realized and unrealized gain (loss)	(0.25)		0.72
Total investment operations	—		1.29
Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.42)
Net asset value, end of period	$10.84		$11.07
Total return	(0.06	)%(C)	12.71	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$14		$11
Expenses to average net assets	0.90	%(D)	0.92	%(D)
Net investment income (loss) to average net assets	4.55	%(D)	6.01	%(D)
Portfolio turnover rate	127	%(C)	247%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Emerging Markets Debt
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.02		$10.62
Investment operations:
Net investment income (loss) (B)	0.25		0.38
Net realized and unrealized gain (loss)	(0.26)		0.32
Total investment operations	(0.01)		0.70
Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.30)
Net asset value, end of period	$10.79		$11.02
Total return (C)	(0.09	)%(D)	6.64	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets	0.94	%(E)	0.96	%(E)
Net investment income (loss) to average net assets	4.66	%(E)	5.58	%(E)
Portfolio turnover rate	127	%(D)	247%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.01		$8.83	$8.50		$10.25	$10.40	$9.42
Investment operations:
Net investment income (loss) (A)	0.00	(B)(C)	0.12	0.07	(D)	0.06	0.11	0.12
Net realized and unrealized gain (loss)	0.56		2.20	0.34		(1.70)	(0.16)	0.88
Total investment operations	0.56		2.32	0.41		(1.64)	(0.05)	1.00
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)	(0.08)		(0.11)	(0.10)	(0.02)
Net asset value, end of period/year	$11.49		$11.01	$8.83		$8.50	$10.25	$10.40
Total return (E)	5.19	%(F)	26.75%	4.88%		(16.17)%	(0.40)%	10.68%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,254		$10,421	$2,368		$1,669	$1,495	$805
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.55	%(G)(H)	1.59%	1.73%		1.60%	1.62%	1.60%
Including waiver and/or reimbursement and recapture	1.55	%(G)(H)	1.59%	1.72	%(D)	1.60%	1.62%	1.60%
Net investment income (loss) to average net assets	(0.05	)%(C)(G)	1.16%	0.87	%(D)	0.63%	1.05%	1.19%
Portfolio turnover rate	50	%(F)(I)	49%	61%		89%	69%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.89		$8.74	$8.41		$10.14	$10.32	$9.39
Investment operations:
Net investment income (loss) (A)	(0.05	)(B)	0.02	0.02	(C)	0.01	0.04	0.06
Net realized and unrealized gain (loss)	0.57		2.22	0.34		(1.70)	(0.15)	0.87
Total investment operations	0.52		2.24	0.36		(1.69)	(0.11)	0.93
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(D)	(0.09)	(0.03)		(0.04)	(0.07)	—
Net asset value, end of period/year	$11.41		$10.89	$8.74		$8.41	$10.14	$10.32
Total return (E)	4.82	%(F)	25.97%	4.28%		(16.73)%	(1.05)%	9.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,890		$2,552	$1,846		$1,882	$1,424	$916
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.28	%(G)(H)	2.28%	2.33%		2.28%	2.29%	2.23%
Including waiver and/or reimbursement and recapture	2.28	%(G)(H)	2.28%	2.32	%(C)	2.28%	2.29%	2.23%
Net investment income (loss) to average net assets	(0.80	)%(B)(G)	0.23%	0.23	%(C)	0.08%	0.36%	0.57%
Portfolio turnover rate	50	%(F)(I)	49%	61%		89%	69%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.07		$8.88	$8.55		$10.30	$10.43	$9.43
Investment operations:
Net investment income (loss) (A)	0.01	(B)	0.17	0.08	(C)	0.10	0.12	0.17
Net realized and unrealized gain (loss)	0.59		2.19	0.36		(1.72)	(0.13)	0.87
Total investment operations	0.60		2.36	0.44		(1.62)	(0.01)	1.04
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.17)	(0.11)		(0.13)	(0.12)	(0.04)
Net asset value, end of period/year	$11.56		$11.07	$8.88		$8.55	$10.30	$10.43
Total return	5.42	%(D)	27.20%	5.30%		(15.89)%	(0.04)%	11.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,103		$8,072	$476		$1,281	$1,147	$505
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.27	%(E)(F)	1.27%	1.31%		1.25%	1.29%	1.26%
Including waiver and/or reimbursement and recapture	1.27	%(E)(F)	1.27%	1.31	%(C)	1.25%	1.29%	1.26%
Net investment income (loss) to average net assets	0.24	%(B)(E)	1.64%	1.04	%(C)	1.01%	1.22%	1.74%
Portfolio turnover rate	50	%(D)(G)	49%	61%		89%	69%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Emerging Markets Equity
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$11.08		$8.89	$8.56		$10.30	$10.44	$9.44
Investment operations:
Net investment income (loss) (A)	0.02	(B)	0.13	0.12	(C)	0.12	0.15	0.16
Net realized and unrealized gain (loss)	0.57		2.24	0.33		(1.72)	(0.16)	0.88
Total investment operations	0.59		2.37	0.45		(1.60)	(0.01)	1.04
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.18)	(0.12)		(0.14)	(0.13)	(0.04)
Net asset value, end of period/year	$11.56		$11.08	$8.89		$8.56	$10.30	$10.44
Total return	5.38	%(D)	27.35%	5.41%		(15.74)%	(0.02)%	11.09%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$251,053		$217,617	$146,458		$270,402	$241,658	$220,261
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.17	%(E)(F)	1.17%	1.19%		1.14%	1.17%	1.15%
Including waiver and/or reimbursement and recapture	1.17	%(E)(F)	1.17%	1.18	%(C)	1.14%	1.17%	1.15%
Net investment income (loss) to average net assets	0.32	%(B)(E)	1.37%	1.46	%(C)	1.26%	1.44%	1.66%
Portfolio turnover rate	50	%(D)(G)	49%	61%		89%	69%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Emerging Markets Equity
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.02		$9.50
Investment operations:
Net investment income (loss) (B)	0.00	(C)(D)	0.10
Net realized and unrealized gain (loss)	0.58		1.42
Total investment operations	0.58		1.52
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		—
Net asset value, end of period	$11.53		$11.02
Total return (E)	5.27	%(F)	16.00	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$12		$12
Expenses to average net assets	1.41	%(G)(H)	1.41	%(G)
Net investment income (loss) to average net assets	0.06	%(D)(G)	1.59	%(G)
Portfolio turnover rate	50	%(F)(I)	49%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Emerging Markets Equity
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.28		$8.38
Investment operations:
Net investment income (loss) (B)	0.01	(C)	0.12
Net realized and unrealized gain (loss)	0.58		2.79
Total investment operations	0.59		2.91
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.01)
Net asset value, end of period	$11.78		$11.28
Total return	5.28	%(D)	34.72	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$14		$13
Expenses to average net assets	1.38	%(E)(F)	1.36	%(E)
Net investment income (loss) to average net assets	0.10	%(C)(E)	1.34	%(E)
Portfolio turnover rate	50	%(D)(G)	49%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Event Driven
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.31		$9.83	$9.66		$10.00
Investment operations:
Net investment income (loss) (B) (C)	(0.04)		0.16	0.15	(D)	(0.03	)(E)
Net realized and unrealized gain (loss)	0.23		0.48	0.04	(F)	(0.31	)(E)
Total investment operations	0.19		0.64	0.19		(0.34)
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.16)	(0.02)		—
Net asset value, end of period/year	$10.34		$10.31	$9.83		$9.66
Total return	1.86	%(G)	6.55%	1.98%		(3.30	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$132,639		$90,175	$97,399		$125,039
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.88	%(I)	1.76%	2.57%		2.96	%(E)(I)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.76	%(I)	1.62%	2.53	%(D)	2.77	%(E)(I)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.35	%(I)	1.45%	1.73	%(D)	1.66	%(I)
Net investment income (loss) to average net assets (C)	(0.77	)%(I)	1.55%	1.62	%(D)	(0.44	)%(E)(I)
Portfolio turnover rate (J)	323	%(G)	633%	579%		305	%(G)

(A)	Commenced operations on March 31, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. Please reference the Reclassification section of the Notes to Financial Statements for additional information.
(F)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Event Driven
	Class I
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.46		$9.78
Investment operations:
Net investment income (loss) (B) (C)	(0.04)		0.10
Net realized and unrealized gain (loss)	0.23		0.60
Total investment operations	0.19		0.70
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.02)
Net asset value, end of period	$10.49		$10.46
Total return	1.83	%(D)	7.19	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$61		$60
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	2.01	%(F)	1.81	%(F)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.72	%(F)	1.44	%(F)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.35	%(F)	1.38	%(F)
Net investment income (loss) to average net assets (C)	(0.71	)%(F)	1.03	%(F)
Portfolio turnover rate (G)	323	%(D)	633	%(D)

(A)	Commenced operations on November 11, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Event Driven
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.47		$10.07
Investment operations:
Net investment income (loss) (B) (C)	(0.04)		0.11
Net realized and unrealized gain (loss)	0.23		0.30
Total investment operations	0.19		0.41
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.01)
Net asset value, end of period	$10.50		$10.47
Total return	1.83	%(D)	4.04	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$10
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	2.03	%(F)	1.91	%(F)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.71	%(F)	1.58	%(F)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees from borrowings from securities sold short	1.35	%(F)	1.42	%(F)
Net investment income (loss) to average net assets (C)	(0.71	)%(F)	1.22	%(F)
Portfolio turnover rate (G)	323	%(D)	633	%(D)

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.34		$9.31	$9.22		$9.46	$9.38	$9.37
Investment operations:
Net investment income (loss) (A)	0.16		0.33	0.36	(B)	0.28	0.29	0.41
Net realized and unrealized gain (loss)	(0.24)		0.05	0.07		(0.23)	0.08	0.03
Total investment operations	(0.08)		0.38	0.43		0.05	0.37	0.44
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.35)	(0.34)		(0.29)	(0.29)	(0.43)
Net asset value, end of period/year	$9.09		$9.34	$9.31		$9.22	$9.46	$9.38
Total return (C)	(0.91	)%(D)	4.12%	4.78%		0.56%	3.98%	4.85%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$84,092		$83,251	$86,305		$68,304	$73,829	$78,512
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(E)	0.97%	0.93%		0.88%	0.91%	1.00%
Including waiver and/or reimbursement and recapture	0.99	%(E)	0.97%	0.91	%(B)	0.88%	0.89%	0.95%
Net investment income (loss) to average net assets	3.59	%(E)	3.59%	3.92	%(B)	3.03%	3.04%	4.32%
Portfolio turnover rate	21	%(D)	34%	47%		27%	26%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.35		$9.32	$9.22		$9.46	$9.39	$9.37
Investment operations:
Net investment income (loss) (A)	0.13		0.25	0.28	(B)	0.21	0.21	0.32
Net realized and unrealized gain (loss)	(0.25)		0.05	0.08		(0.24)	0.07	0.05
Total investment operations	(0.12)		0.30	0.36		(0.03)	0.28	0.37
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.27)	(0.26)		(0.21)	(0.21)	(0.35)
Net asset value, end of period/year	$9.10		$9.35	$9.32		$9.22	$9.46	$9.39
Total return (C)	(1.34	)%(D)	3.20%	3.95%		(0.28)%	2.98%	4.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$258		$531	$1,355		$2,164	$3,644	$4,819
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.06	%(E)	1.87%	1.80%		1.71%	1.72%	1.85%
Including waiver and/or reimbursement and recapture	1.85	%(E)	1.85%	1.79	%(B)	1.71%	1.72%	1.85%
Net investment income (loss) to average net assets	2.72	%(E)	2.69%	3.03	%(B)	2.18%	2.24%	3.42%
Portfolio turnover rate	21	%(D)	34%	47%		27%	26%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.28		$9.25	$9.16		$9.40	$9.32	$9.31
Investment operations:
Net investment income (loss) (A)	0.13		0.27	0.29	(B)	0.22	0.22	0.34
Net realized and unrealized gain (loss)	(0.25)		0.05	0.07		(0.23)	0.08	0.04
Total investment operations	(0.12)		0.32	0.36		(0.01)	0.30	0.38
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.29)	(0.27)		(0.23)	(0.22)	(0.37)
Net asset value, end of period/year	$9.03		$9.28	$9.25		$9.16	$9.40	$9.32
Total return (C)	(1.26	)%(D)	3.41%	4.18%		(0.15)%	3.26%	4.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,656		$49,394	$60,126		$64,995	$68,629	$71,692
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.65	%(E)	1.65%	1.64%		1.59%	1.60%	1.67%
Including waiver and/or reimbursement and recapture	1.65	%(E)	1.65%	1.62	%(B)	1.59%	1.60%	1.67%
Net investment income (loss) to average net assets	2.93	%(E)	2.90%	3.20	%(B)	2.32%	2.33%	3.60%
Portfolio turnover rate	21	%(D)	34%	47%		27%	26%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.36		$9.32	$9.23		$9.47	$9.39	$9.38
Investment operations:
Net investment income (loss) (A)	0.18		0.36	0.38	(B)	0.31	0.31	0.43
Net realized and unrealized gain (loss)	(0.26)		0.06	0.07		(0.23)	0.08	0.04
Total investment operations	(0.08)		0.42	0.45		0.08	0.39	0.47
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.38)	(0.36)		(0.32)	(0.31)	(0.46)
Net asset value, end of period/year	$9.10		$9.36	$9.32		$9.23	$9.47	$9.39
Total return	(0.86	)%(C)	4.54%	5.05%		0.84%	4.25%	5.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$252,467		$181,977	$162,875		$55,370	$42,545	$33,036
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67	%(D)	0.67%	0.67%		0.61%	0.62%	0.68%
Including waiver and/or reimbursement and recapture	0.67	%(D)	0.67%	0.65	%(B)	0.61%	0.62%	0.68%
Net investment income (loss) to average net assets	3.91	%(D)	3.88%	4.20	%(B)	3.33%	3.29%	4.58%
Portfolio turnover rate	21	%(C)	34%	47%		27%	26%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Flexible Income
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.36		$9.32	$9.23		$9.48	$9.40	$9.38
Investment operations:
Net investment income (loss) (A)	0.18		0.37	0.39	(B)	0.32	0.31	0.44
Net realized and unrealized gain (loss)	(0.24)		0.06	0.07		(0.24)	0.09	0.05
Total investment operations	(0.06)		0.43	0.46		0.08	0.40	0.49
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.39)	(0.37)		(0.33)	(0.32)	(0.47)
Net asset value, end of period/year	$9.11		$9.36	$9.32		$9.23	$9.48	$9.40
Total return	(0.70	)%(C)	4.65%	5.17%		0.83%	4.35%	5.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$110,849		$118,738	$137,246		$355,272	$540,719	$56,421
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.56	%(D)	0.56%	0.55%		0.51%	0.52%	0.58%
Including waiver and/or reimbursement and recapture	0.56	%(D)	0.56%	0.53	%(B)	0.51%	0.52%	0.58%
Net investment income (loss) to average net assets	4.02	%(D)	3.99%	4.23	%(B)	3.40%	3.26%	4.65%
Portfolio turnover rate	21	%(C)	34%	47%		27%	26%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Flexible Income
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.36		$9.32	$9.23		$9.45
Investment operations:
Net investment income (loss) (B)	0.18		0.37	0.40	(C)	0.14
Net realized and unrealized gain (loss)	(0.25)		0.06	0.06		(0.21)
Total investment operations	(0.07)		0.43	0.46		(0.07)
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.39)	(0.37)		(0.15)
Net asset value, end of period/year	$9.10		$9.36	$9.32		$9.23
Total return	(0.80	)%(D)	4.65%	5.16%		(0.79	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,151		$6,283	$3,028		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.56	%(E)	0.56%	0.55%		0.52	%(E)
Including waiver and/or reimbursement and recapture	0.56	%(E)	0.56%	0.52	%(C)	0.52	%(E)
Net investment income (loss) to average net assets	4.03	%(E)	4.01%	4.38	%(C)	3.55	%(E)
Portfolio turnover rate	21	%(D)	34%	47%		27	%(D)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Flexible Income
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.34		$9.22
Investment operations:
Net investment income (loss) (B)	0.17		0.22
Net realized and unrealized gain (loss)	(0.26)		0.12
Total investment operations	(0.09)		0.34
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.22)
Net asset value, end of period	$9.08		$9.34
Total return (C)	(0.93	)%(D)	3.77	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$20
Expenses to average net assets	0.80	%(E)	0.81	%(E)
Net investment income (loss) to average net assets	3.78	%(E)	3.71	%(E)
Portfolio turnover rate	21	%(D)	34%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Flexible Income
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.36		$9.15
Investment operations:
Net investment income (loss) (B)	0.17		0.31
Net realized and unrealized gain (loss)	(0.25)		0.22
Total investment operations	(0.08)		0.53
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.32)
Net asset value, end of period	$9.10		$9.36
Total return	(0.91	)%(C)	5.85	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets	0.76	%(D)	0.77	%(D)
Net investment income (loss) to average net assets	3.81	%(D)	3.78	%(D)
Portfolio turnover rate	21	%(C)	34%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Floating Rate
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.97		$9.95	$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.20		0.38	0.40	(D)	0.34	0.31
Net realized and unrealized gain (loss)	(0.02)		0.03	0.12		(0.08)	(0.10)
Total investment operations	0.18		0.41	0.52		0.26	0.21
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.39)	(0.39)		(0.35)	(0.29)
Net realized gains	—		—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.20)		(0.39)	(0.39)		(0.36)	(0.29)
Net asset value, end of period/year	$9.95		$9.97	$9.95		$9.82	$9.92
Total return (E)	1.81	%(F)	4.14%	5.50%		2.73%	2.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,517		$38,312	$6,327		$3,360	$633
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.06	%(H)	1.08%	1.11%		1.11%	1.21%
Including waiver and/or reimbursement and recapture	1.05	%(H)	1.05%	1.05	%(D)	1.05%	1.06%
Net investment income (loss) to average net assets (C)	4.04	%(H)	3.79%	4.05	%(D)	3.46%	3.08%
Portfolio turnover rate (I)	36	%(F)	55%	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Floating Rate
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.97		$9.95	$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.16		0.30	0.32	(D)	0.27	0.24
Net realized and unrealized gain (loss)	(0.01)		0.04	0.13		(0.08)	(0.10)
Total investment operations	0.15		0.34	0.45		0.19	0.14
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.32)	(0.32)		(0.28)	(0.22)
Net realized gains	—		—	–		(0.01)	—
Total dividends and/or distributions to shareholders	(0.16)		(0.32)	(0.32)		(0.29)	(0.22)
Net asset value, end of period/year	$9.96		$9.97	$9.95		$9.82	$9.92
Total return (E)	1.54	%(F)	3.36%	4.70%		1.98%	1.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,171		$17,549	$6,669		$2,904	$1,672
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.80	%(H)	1.83%	1.84%		1.86%	1.97%
Including waiver and/or reimbursement and recapture	1.80	%(H)	1.80%	1.80	%(D)	1.80%	1.80%
Net investment income (loss) to average net assets (C)	3.28	%(H)	3.05%	3.30	%(D)	2.78%	2.45%
Portfolio turnover rate (I)	36	%(F)	55%	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Floating Rate
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.94		$9.92	$9.79		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.21		0.40	0.41	(D)	0.35	0.33
Net realized and unrealized gain (loss)	(0.02)		0.04	0.14		(0.09)	(0.09)
Total investment operations	0.19		0.44	0.55		0.26	0.24
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)	(0.42)		(0.38)	(0.32)
Net realized gains	—		—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.21)		(0.42)	(0.42)		(0.39)	(0.32)
Net asset value, end of period/year	$9.92		$9.94	$9.92		$9.79	$9.92
Total return	1.94	%(E)	4.40%	5.75%		2.66%	2.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$111,491		$72,316	$13,061		$787	$412
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.83	%(G)	0.85%	0.85%		0.87%	0.97%
Including waiver and/or reimbursement and recapture	0.80	%(G)	0.80%	0.80	%(D)	0.80%	0.80%
Net investment income (loss) to average net assets (C)	4.30	%(G)	4.02%	4.21	%(D)	3.57%	3.27%
Portfolio turnover rate (H)	36	%(E)	55%	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Floating Rate
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.97		$9.95	$9.82		$9.92	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.22		0.41	0.42	(D)	0.38	0.34
Net realized and unrealized gain (loss)	(0.03)		0.03	0.13		(0.09)	(0.10)
Total investment operations	0.19		0.44	0.55		0.29	0.24
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)	(0.42)		(0.38)	(0.32)
Net realized gains	—		—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.21)		(0.42)	(0.42)		(0.39)	(0.32)
Net asset value, end of period/year	$9.95		$9.97	$9.95		$9.82	$9.92
Total return	1.97	%(E)	4.45%	5.81%		2.99%	2.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$577,573		$512,061	$374,908		$336,546	$213,481
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.73	%(G)	0.75%	0.75%		0.77%	0.87%
Including waiver and/or reimbursement and recapture	0.73	%(G)	0.75%	0.75	%(D)(H)	0.80%	0.80%
Net investment income (loss) to average net assets (C)	4.36	%(G)	4.12%	4.32	%(D)	3.79%	3.37%
Portfolio turnover rate (I)	36	%(E)	55%	50%		41%	73%

(A)	Commenced operations on October 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Floating Rate
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.97		$9.99
Investment operations:
Net investment income (loss) (B) (C)	0.20		0.24
Net realized and unrealized gain (loss)	(0.02)		(0.02	)(D)
Total investment operations	0.18		0.22
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.24)
Net asset value, end of period	$9.95		$9.97
Total return (E)	1.85	%(F)	2.20	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets (G)	0.97	%(H)	1.00	%(H)
Net investment income (loss) to average net assets (C)	4.10	%(H)	3.73	%(H)
Portfolio turnover rate (I)	36	%(F)	55%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$13.58		$11.14	$11.15		$11.08		$10.96		$9.22
Investment operations:
Net investment income (loss) (A)	0.02	(B)	0.08	0.08	(C)	0.05	(B)	0.18	(B)	0.11	(B)
Net realized and unrealized gain (loss)	0.29		2.64	(0.09)		0.02		0.10		1.73
Total investment operations	0.31		2.72	(0.01)		0.07		0.28		1.84
Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.28)	—		—		(0.16)		(0.10)
Net asset value, end of period/year	$13.63		$13.58	$11.14		$11.15		$11.08		$10.96
Total return (D)	2.27	%(E)	24.92%	(0.09)%		0.63%		2.54%		20.08%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,715		$42,264	$39,699		$48,311		$56,663		$82,534
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51	%(F)(G)	1.49%	1.39%		1.36	%(G)	0.75	%(G)	0.69	%(G)
Including waiver and/or reimbursement and recapture	1.35	%(F)(G)	1.35%	1.34	%(C)	1.35	%(G)	0.74	%(G)	0.69	%(G)
Net investment income (loss) to average net assets	0.30	%(B)(F)	0.68%	0.74	%(C)	0.46	%(B)	1.64	%(B)	1.09	%(B)
Portfolio turnover rate	23	%(E)(H)	38%	63%		51	%(H)	150	%(H)	18	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$13.33		$10.90	$10.99		$11.00		$10.89		$9.16
Investment operations:
Net investment income (loss) (A)	(0.04	)(B)	(0.01)	0.00	(C)(D)	(0.03	)(B)	0.10	(B)	0.04	(B)
Net realized and unrealized gain (loss)	0.29		2.59	(0.09)		0.02		0.08		1.71
Total investment operations	0.25		2.58	(0.09)		(0.01)		0.18		1.75
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.15)	—		—		(0.07)		(0.02)
Net asset value, end of period/year	$13.48		$13.33	$10.90		$10.99		$11.00		$10.89
Total return (E)	1.87	%(F)	23.96%	(0.82)%		(0.09)%		1.64%		19.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$425		$910	$1,642		$3,380		$6,460		$9,191
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.64	%(G)(H)	2.44%	2.31%		2.27	%(H)	1.63	%(H)	1.54	%(H)
Including waiver and/or reimbursement and recapture	2.10	%(G)(H)	2.10%	2.09	%(D)	2.10	%(H)	1.53	%(H)	1.45	%(H)
Net investment income (loss) to average net assets	(0.62	)%(B)(G)	(0.08)%	0.03	%(D)	(0.28	)%(B)	0.95	%(B)	0.37	%(B)
Portfolio turnover rate	23	%(F)(I)	38%	63%		51	%(I)	150	%(I)	18	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the initial sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$13.27		$10.89	$10.98		$10.99		$10.88		$9.15
Investment operations:
Net investment income (loss) (A)	(0.03	)(B)	(0.01)	(0.00	)(C)(D)	(0.03	)(B)	0.09	(B)	0.04	(B)
Net realized and unrealized gain (loss)	0.28		2.58	(0.09)		0.02		0.10		1.72
Total investment operations	0.25		2.57	(0.09)		(0.01)		0.19		1.76
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.19)	—		—		(0.08)		(0.03)
Net asset value, end of period/year	$13.37		$13.27	$10.89		$10.98		$10.99		$10.88
Total return (E)	1.90	%(F)	23.90%	(0.82)%		(0.09)%		1.73%		19.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,658		$44,450	$48,720		$61,427		$74,772		$88,681
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.24	%(G)(H)	2.21%	2.13%		2.10	%(H)	1.49	%(H)	1.40	%(H)
Including waiver and/or reimbursement and recapture	2.10	%(G)(H)	2.10%	2.09	%(D)	2.10	%(H)(I)	1.47	%(H)	1.40	%(H)
Net investment income (loss) to average net assets	(0.46	)%(B)(G)	(0.07)%	(0.01	)%(D)	(0.29	)%(B)	0.87	%(B)	0.40	%(B)
Portfolio turnover rate	23	%(F)(J)	38%	63%		51	%(J)	150	%(J)	18	%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Global Equity
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$13.61		$11.19	$11.17		$11.06		$10.96		$9.23
Investment operations:
Net investment income (loss) (A)	0.04	(B)	0.11	0.11	(C)	0.09	(B)	0.21	(B)	0.14	(B)
Net realized and unrealized gain (loss)	0.28		2.64	(0.08)		0.02		0.09		1.73
Total investment operations	0.32		2.75	0.03		0.11		0.30		1.87
Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.33)	(0.01)		—		(0.20)		(0.14)
Net asset value, end of period/year	$13.64		$13.61	$11.19		$11.17		$11.06		$10.96
Total return	2.36	%(D)	25.20%	0.24%		0.99%		2.75%		20.53%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,671		$34,572	$28,605		$37,576		$33,329		$32,954
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.17	%(E)(F)	1.14%	1.04%		1.03	%(F)	0.46	%(F)	0.31	%(F)
Including waiver and/or reimbursement and recapture	1.10	%(E)(F)	1.10%	1.02	%(C)	1.04	%(F)	0.44	%(F)	0.31	%(F)
Net investment income (loss) to average net assets	0.55	%(B)(E)	0.93%	1.04	%(C)	0.78	%(B)	1.88	%(B)	1.39	%(B)
Portfolio turnover rate	23	%(D)(G)	38%	63%		51	%(G)	150	%(G)	18	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Global Equity
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$13.62		$11.22	$11.18		$11.63
Investment operations:
Net investment income (loss) (B)	0.04	(C)	0.13	0.09	(D)	0.03	(C)
Net realized and unrealized gain (loss)	0.29		2.63	(0.05)		(0.48	)(E)
Total investment operations	0.33		2.76	0.04		(0.45)
Dividends and/or distributions to shareholders:
Net investment income	(0.30)		(0.36)	(0.00	)(F)	—
Net asset value, end of period/year	$13.65		$13.62	$11.22		$11.18
Total return	2.42	%(G)	25.19%	0.36%		(3.87	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,180		$1,114	$140		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08	%(H)(I)	1.04%	0.95%		0.93	%(H)(I)
Including waiver and/or reimbursement and recapture	1.08	%(H)(I)	1.04%	0.94	%(D)	0.93	%(H)(I)
Net investment income (loss) to average net assets	0.61	%(C)(H)	1.01%	0.82	%(D)	0.61	%(C)(H)
Portfolio turnover rate	23	%(G)(J)	38%	63%		51	%(J)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Annualized.
(I)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Global Equity
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$13.58		$11.97
Investment operations:
Net investment income (loss) (B)	0.02	(C)	0.08
Net realized and unrealized gain (loss)	0.29		1.53
Total investment operations	0.31		1.61
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		—
Net asset value, end of period	$13.68		$13.58
Total return (D)	2.29	%(E)	13.45	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$12		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.32	%(F)(G)	1.28	%(F)
Including waiver and/or reimbursement and recapture	1.32	%(F)(G)	1.28	%(F)
Net investment income (loss) to average net assets	0.35	%(C)(F)	0.96	%(F)
Portfolio turnover rate	23	%(E)(H)	38%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Global Equity
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$13.99		$11.52
Investment operations:
Net investment income (loss) (B)	0.04	(C)	0.12
Net realized and unrealized gain (loss)	0.30		2.36
Total investment operations	0.34		2.48
Dividends and/or distributions to shareholders:
Net investment income	(0.29)		(0.01)
Net asset value, end of period	$14.04		$13.99
Total return	2.44	%(D)	21.59	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$13		$12
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.28	%(E)(F)	1.23	%(E)
Including waiver and/or reimbursement and recapture	1.10	%(E)(F)	1.10	%(E)
Net investment income (loss) to average net assets	0.56	%(C)(E)	1.06	%(E)
Portfolio turnover rate	23	%(D)(G)	38%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class A
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss)(A)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.00	%(E)(F)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$177,596		$191,477		$192,607		$105,532		$100,310		$90,423
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68	%(G)	0.78%		0.87%		1.07%		1.09%		1.09%
Including waiver and/or reimbursement and recapture (H)	1.40	%(G)	0.82%		0.43	%(C)	0.27%		0.22%		0.24%
Net investment income (loss) to average net assets	0.01	%(G)	0.01%		0.01	%(C)	0.00	%(F)	0.01%		0.00	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class B
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.00	%(E)(F)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$555		$764		$1,383		$2,418		$3,820		$6,189
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.87	%(G)	1.80%		1.79%		1.83%		1.86%		1.82%
Including waiver and/or reimbursement and recapture (H)	1.39	%(G)	0.79%		0.43	%(C)	0.26%		0.22%		0.24%
Net investment income (loss) to average net assets	0.01	%(G)	0.01%		0.01	%(C)	0.01%		0.01%		0.00	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class C
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (D)	0.00	%(E)(F)	0.01%		0.01%		0.01%		0.01%		0.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,409		$19,707		$22,189		$21,500		$24,180		$30,196
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47	%(G)	1.56%		1.61%		1.68%		1.67%		1.64%
Including waiver and/or reimbursement and recapture (H)	1.40	%(G)	0.81%		0.43	%(C)	0.27%		0.22%		0.24%
Net investment income (loss) to average net assets	0.01	%(G)	0.01%		0.01	%(C)	0.00	%(F)	0.01%		0.00	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Rounds to less than 0.01% or (0.01)%.
(G)	Annualized.
(H)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.19	%(D)	0.01%		0.01%		0.02%		0.01%		0.04%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,256		$21,578		$21,185		$18,529		$19,325		$22,305
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.52	%(E)	0.62%		0.69%		0.78%		0.77%		0.71%
Including waiver and/or reimbursement and recapture (F)	1.03	%(E)	0.82%		0.43	%(C)	0.26%		0.21%		0.21%
Net investment income (loss) to average net assets	0.38	%(E)	0.01%		0.01	%(C)	0.01%		0.02%		0.04%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Government Money Market
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.00	(B)	0.00	(B)(C)	0.00	(B)	0.00	(B)	0.00	(B)
Total investment operations	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)	0.00	(B)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)	(0.00	)(B)
Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.00	%(D)(E)	0.01%		0.01%		0.02%		0.01%		0.04%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,392		$7,850		$11,954		$35,245		$31,522		$130,531
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.33	%(F)	0.43%		0.48%		0.54%		0.53%		0.49%
Including waiver and/or reimbursement and recapture (G)	1.37	%(F)	0.79%		0.43	%(C)	0.26%		0.21%		0.21%
Net investment income (loss) to average net assets	0.01	%(F)	0.01%		0.01	%(C)	0.01%		0.02%		0.03%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Government Money Market
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$1.00		$1.00
Investment operations:
Net investment income (loss) (B)	0.01		0.00	(C)
Total investment operations	0.01		0.00	(C)
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.00	)(C)
Net asset value, end of period	$1.00		$1.00
Total return	0.55	%(D)	0.34	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$81,592		$122,549
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.33	%(E)	0.40	%(E)
Including waiver and/or reimbursement and recapture (F)	0.30	%(E)	0.30	%(E)
Net investment income (loss) to average net assets	1.07	%(E)	0.86	%(E)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the periods indicated:	Transamerica Government Money Market
	Class R2
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$1.00		$1.00
Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)
Total investment operations	0.00	(C)	0.00	(C)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)
Net asset value, end of period	$1.00		$1.00
Total return	0.30	%(D)	0.02	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$679,730		$634,919
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(E)	0.91	%(E)
Including waiver and/or reimbursement and recapture (F)	0.80	%(E)	0.80	%(E)
Net investment income (loss) to average net assets	0.61	%(E)	0.30	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Government Money Market
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$1.00		$1.00
Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)
Total investment operations	0.00	(C)	0.00	(C)
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.00	)(C)
Net asset value, end of period	$1.00		$1.00
Total return	0.45	%(D)	0.03	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$188,587		$190,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58	%(E)	0.65	%(E)
Including waiver and/or reimbursement and recapture (F)	0.50	%(E)	0.50	%(E)
Net investment income (loss) to average net assets	0.91	%(E)	0.61	%(E)

(A)	Commenced operations on October 13, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Growth
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$13.85		$13.02		$15.06		$16.18	$15.89		$13.42
Investment operations:
Net investment income (loss) (A)	(0.01)		(0.00	)(B)	0.00	(B)(C)	(0.01)	(0.01)		0.03
Net realized and unrealized gain (loss)	0.97		3.41		(0.15)		1.69	2.50		3.90
Total investment operations	0.96		3.41		(0.15)		1.68	2.49		3.93
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)		—		—	(0.00	)(B)	(0.04)
Net realized gains	(3.86)		(2.57)		(1.89)		(2.80)	(2.20)		(1.42)
Total dividends and/or distributions to shareholders	(3.87)		(2.58)		(1.89)		(2.80)	(2.20)		(1.46)
Net asset value, end of period/year	$10.94		$13.85		$13.02		$15.06	$16.18		$15.89
Total return	8.38	%(D)	32.38%		(1.13)%		12.30%	17.17%		32.38%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$212,576		$344,218		$369,391		$516,868	$529,426		$573,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(E)	0.87%		0.85%		0.84%	0.84%		0.84%
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.87%		0.84	%(C)	0.84%	0.84%		0.84%
Net investment income (loss) to average net assets	(0.16	)%(E)	(0.02)%		0.01	%(C)	(0.07)%	(0.06)%		0.20%
Portfolio turnover rate	22	%(D)	50%		36%		33%	31%		41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Growth
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$13.85		$13.02		$15.06		$14.59
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.01	)(C)	(0.00	)(D)(C)	(0.02)
Net realized and unrealized gain (loss)	0.97		3.42		(0.15)		0.49
Total investment operations	0.96		3.41		(0.15)		0.47
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)		—		—
Net realized gains	(3.86)		(2.57)		(1.89)		—
Total dividends and/or distributions to shareholders	(3.87)		(2.58)		(1.89)		—
Net asset value, end of period/year	$10.94		$13.85		$13.02		$15.06
Total return	8.46	%(E)	32.29%		(1.13)%		3.22	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,759		$8,586		$2,287		$52
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(F)	0.87%		0.85%		0.84	%(F)
Including waiver and/or reimbursement and recapture	0.90	%(F)	0.87%		0.83	%(D)	0.84	%(F)
Net investment income (loss) to average net assets	(0.25	)%(F)	(0.05)%		(0.03	)%(D)	(0.31	)%(F)
Portfolio turnover rate	22	%(E)	50%		36%		33%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods indicated:	Transamerica High Quality Bond
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.97		$10.00
Investment operations:
Net investment income (loss) (B)	0.09		0.09
Net realized and unrealized gain (loss)	(0.13)		(0.04)
Total investment operations	(0.04)		0.05
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.08)
Net asset value, end of period	$9.83		$9.97
Total return	(0.42	)%(C)	0.51	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$244,375		$242,577
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.45	%(D)	0.48	%(D)
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.40	%(D)
Net investment income (loss) to average net assets	1.81	%(D)	1.63	%(D)
Portfolio turnover rate	38	%(C)	31	%(C)

(A)	Commencement operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica High Quality Bond
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.99		$10.00
Investment operations:
Net investment income (loss) (B)	0.06		0.06
Net realized and unrealized gain (loss)	(0.13)		(0.03)
Total investment operations	(0.07)		0.03
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.04)
Net asset value, end of period	$9.85		$9.99
Total return	(0.67	)%(C)	0.32	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$18,214		$19,443
Expenses to average net assets	0.94	%(D)	0.97	%(D)
Net investment income (loss) to average net assets	1.27	%(D)	1.03	%(D)
Portfolio turnover rate	38	%(C)	31	%(C)

(A)	Commencement operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica High Quality Bond
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$9.97		$9.98		$10.03		$10.17	$10.29	$10.49	$10.43
Investment operations:
Net investment income (loss) (D)	0.08		0.11		0.14		0.10	0.13	0.16	0.19
Net realized and unrealized gain (loss)	(0.13)		0.01	(E)	(0.01)		(0.06)	(0.07)	(0.14)	0.08
Total investment operations	(0.05)		0.12		0.13		0.04	0.06	0.02	0.27
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.13)		(0.18)		(0.18)	(0.18)	(0.22)	(0.21)
Net asset value, end of period/year	$9.83		$9.97		$9.98		$10.03	$10.17	$10.29	$10.49
Total return	(0.54	)%(F)	1.13	%(F)	1.31%		0.38%	0.55%	0.19%	2.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,782		$40,216		$56,312		$57,227	$58,080	$64,958	$85,258
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(G)	0.75	%(G)	0.78%		0.76%	0.77%	0.75%	0.76%
Including waiver and/or reimbursement and recapture	0.65	%(G)	0.66	%(H)(G)	0.64	%(I)	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	1.56	%(G)	1.33	%(G)	1.34%		1.01%	1.21%	1.56%	1.83%
Portfolio turnover rate	38	%(F)	31	%(F)	92%		70%	92%	77%	68%

(A)	Transamerica Partners Institutional High Quality Bond reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional High Quality Bond, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 1.01-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the Accounting Survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the Accounting Survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reorganization expense incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.
(I)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.34		$9.06	$8.97		$9.68	$9.75	$9.59
Investment operations:
Net investment income (loss) (A)	0.25		0.48	0.49	(B)	0.48	0.50	0.54
Net realized and unrealized gain (loss)	(0.29)		0.30	0.10		(0.58)	0.05	0.17
Total investment operations	(0.04)		0.78	0.59		(0.10)	0.55	0.71
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.50)	(0.50)		(0.49)	(0.49)	(0.55)
Net realized gains	—		—	—		(0.12)	(0.13)	—
Total dividends and/or distributions to shareholders	(0.25)		(0.50)	(0.50)		(0.61)	(0.62)	(0.55)
Net asset value, end of period/year	$9.05		$9.34	$9.06		$8.97	$9.68	$9.75
Total return (C)	(0.51	)%(D)	8.63%	6.95%		(1.11)%	5.85%	7.58%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$97,463		$104,904	$114,761		$127,509	$135,250	$404,077
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(E)	1.04%	1.02%		1.00%	0.97%	1.04%
Including waiver and/or reimbursement and recapture	1.06	%(E)	1.04%	1.01	%(B)	1.00%	0.97%	1.04%
Net investment income (loss) to average net assets	5.39	%(E)	5.24%	5.64	%(B)	5.14%	5.10%	5.49%
Portfolio turnover rate	19	%(D)	39%	49%		61%	48%	64%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.35		$9.07	$8.97		$9.69	$9.76	$9.60
Investment operations:
Net investment income (loss) (A)	0.20		0.41	0.42	(B)	0.40	0.42	0.46
Net realized and unrealized gain (loss)	(0.28)		0.29	0.10		(0.59)	0.05	0.17
Total investment operations	(0.08)		0.70	0.52		(0.19)	0.47	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.42)	(0.42)		(0.41)	(0.41)	(0.47)
Net realized gains	—		—	—		(0.12)	(0.13)	—
Total dividends and/or distributions to shareholders	(0.21)		(0.42)	(0.42)		(0.53)	(0.54)	(0.47)
Net asset value, end of period/year	$9.06		$9.35	$9.07		$8.97	$9.69	$9.76
Total return (C)	(0.95	)%(D)	7.75%	6.18%		(2.03)%	4.99%	6.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$470		$1,307	$2,723		$3,977	$6,435	$8,234
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.04	%(E)	1.85%	1.83%		1.80%	1.80%	1.83%
Including waiver and/or reimbursement and recapture	1.95	%(E)	1.85%	1.82	%(B)	1.80%	1.80%	1.83%
Net investment income (loss) to average net assets	4.45	%(E)	4.43%	4.86	%(B)	4.32%	4.28%	4.72%
Portfolio turnover rate	19	%(D)	39%	49%		61%	48%	64%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.30		$9.02	$8.92		$9.64	$9.72	$9.56
Investment operations:
Net investment income (loss) (A)	0.21		0.42	0.43	(B)	0.41	0.42	0.47
Net realized and unrealized gain (loss)	(0.30)		0.29	0.10		(0.59)	0.05	0.17
Total investment operations	(0.09)		0.71	0.53		(0.18)	0.47	0.64
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.43)	(0.43)		(0.42)	(0.42)	(0.48)
Net realized gains	—		—	—		(0.12)	(0.13)	—
Total dividends and/or distributions to shareholders	(0.21)		(0.43)	(0.43)		(0.54)	(0.55)	(0.48)
Net asset value, end of period/year	$9.00		$9.30	$9.02		$8.92	$9.64	$9.72
Total return (C)	(0.96	)%(D)	7.91%	6.34%		(1.95)%	4.98%	6.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,328		$46,129	$51,787		$58,147	$69,198	$75,630
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.74	%(E)	1.73%	1.74%		1.74%	1.74%	1.77%
Including waiver and/or reimbursement and recapture	1.74	%(E)	1.73%	1.73	%(B)	1.74%	1.74%	1.77%
Net investment income (loss) to average net assets	4.71	%(E)	4.56%	4.93	%(B)	4.41%	4.33%	4.78%
Portfolio turnover rate	19	%(D)	39%	49%		61%	48%	64%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.40		$9.13	$9.03		$9.74	$9.82	$9.66
Investment operations:
Net investment income (loss) (A)	0.26		0.52	0.52	(B)	0.51	0.52	0.57
Net realized and unrealized gain (loss)	(0.30)		0.28	0.10		(0.59)	0.05	0.17
Total investment operations	(0.04)		0.80	0.62		(0.08)	0.57	0.74
Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.53)	(0.52)		(0.51)	(0.52)	(0.58)
Net realized gains	—		—	—		(0.12)	(0.13)	—
Total dividends and/or distributions to shareholders	(0.26)		(0.53)	(0.52)		(0.63)	(0.65)	(0.58)
Net asset value, end of period/year	$9.10		$9.40	$9.13		$9.03	$9.74	$9.82
Total return	(0.44	)%(C)	8.83%	7.33%		(0.85)%	5.95%	7.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$136,642		$164,626	$155,777		$127,675	$305,992	$82,840
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74	%(D)	0.73%	0.73%		0.74%	0.75%	0.79%
Including waiver and/or reimbursement and recapture	0.74	%(D)	0.73%	0.72	%(B)	0.74%	0.75%	0.79%
Net investment income (loss) to average net assets	5.67	%(D)	5.54%	5.86	%(B)	5.32%	5.32%	5.78%
Portfolio turnover rate	19	%(C)	39%	49%		61%	48%	64%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica High Yield Bond
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.43		$9.15	$9.05		$9.77	$9.84	$9.67
Investment operations:
Net investment income (loss) (A)	0.27		0.53	0.53	(B)	0.52	0.53	0.57
Net realized and unrealized gain (loss)	(0.29)		0.29	0.10		(0.60)	0.06	0.19
Total investment operations	(0.02)		0.82	0.63		(0.08)	0.59	0.76
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.54)	(0.53)		(0.52)	(0.53)	(0.59)
Net realized gains	—		—	—		(0.12)	(0.13)	—
Total dividends and/or distributions to shareholders	(0.27)		(0.54)	(0.53)		(0.64)	(0.66)	(0.59)
Net asset value, end of period/year	$9.14		$9.43	$9.15		$9.05	$9.77	$9.84
Total return	(0.27	)%(C)	9.05%	7.43%		(0.84)%	6.16%	8.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$495,096		$858,441	$958,137		$788,225	$806,431	$566,100
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.63%	0.63%		0.64%	0.65%	0.67%
Including waiver and/or reimbursement and recapture	0.63	%(D)	0.63%	0.62	%(B)	0.64%	0.65%	0.67%
Net investment income (loss) to average net assets	5.80	%(D)	5.65%	6.01	%(B)	5.51%	5.43%	5.83%
Portfolio turnover rate	19	%(C)	39%	49%		61%	48%	64%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica High Yield Bond
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.43		$9.25
Investment operations:
Net investment income (loss) (B)	0.27		0.32
Net realized and unrealized gain (loss)	(0.29)		0.18
Total investment operations	(0.02)		0.50
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.32)
Net asset value, end of period	$9.14		$9.43
Total return	(0.25	)%(C)	5.51	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$321,728		$380,900
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(D)	0.63	%(D)
Including waiver and/or reimbursement and recapture	0.60	%(D)	0.60	%(D)
Net investment income (loss) to average net assets	5.85	%(D)	5.69	%(D)
Portfolio turnover rate	19	%(C)	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica High Yield Bond
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.43		$9.25
Investment operations:
Net investment income (loss) (B)	0.25		0.29
Net realized and unrealized gain (loss)	(0.29)		0.19
Total investment operations	(0.04)		0.48
Dividends and/or distributions to shareholders:
Net investment income	(0.25)		(0.30)
Net asset value, end of period	$9.14		$9.43
Total return	(0.50	)%(C)	5.19	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$47,067		$55,724
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22	%(D)	1.14	%(D)
Including waiver and/or reimbursement and recapture	1.10	%(D)	1.10	%(D)
Net investment income (loss) to average net assets	5.36	%(D)	5.12%
Portfolio turnover rate	19	%(C)	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica High Yield Bond
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.43		$9.25
Investment operations:
Net investment income (loss) (B)	0.26		0.31
Net realized and unrealized gain (loss)	(0.29)		0.18
Total investment operations	(0.03)		0.49
Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.31)
Net asset value, end of period	$9.14		$9.43
Total return	(0.37	)%(C)	5.35	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$379,716		$369,181
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(D)	0.88	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.85	%(D)
Net investment income (loss) to average net assets	5.62	%(D)	5.43	%(D)
Portfolio turnover rate	19	%(C)	39%

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Bond
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.43		$9.15	$9.05		$9.56
Investment operations:
Net investment income (loss) (B)	0.27		0.54	0.52	(C)	0.22
Net realized and unrealized gain (loss)	(0.29)		0.28	0.11		(0.51)
Total investment operations	(0.02)		0.82	0.63		(0.29)
Dividends and/or distributions to shareholders:
Net investment income	(0.27)		(0.54)	(0.53)		(0.22)
Net asset value, end of period/year	$9.14		$9.43	$9.15		$9.05
Total return	(0.26	)%(D)	9.06%	7.43%		(3.04	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,238		$34,335	$4,086		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63	%(E)	0.63%	0.63%		0.63	%(E)
Including waiver and/or reimbursement and recapture	0.63	%(E)	0.63%	0.61	%(C)	0.63	%(E)
Net investment income (loss) to average net assets	5.83	%(E)	5.73%	5.81	%(C)	5.64	%(E)
Portfolio turnover rate	19	%(D)	39%	49%		61%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica High Yield Bond
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.34		$9.19
Investment operations:
Net investment income (loss) (B)	0.25		0.31
Net realized and unrealized gain (loss)	(0.28)		0.16
Total investment operations	(0.03)		0.47
Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.32)
Net asset value, end of period	$9.05		$9.34
Total return (C)	(0.41	)%(D)	5.12	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86	%(E)	0.87	%(E)
Including waiver and/or reimbursement and recapture	0.86	%(E)	0.87	%(E)
Net investment income (loss) to average net assets	5.61	%(E)	5.43	%(E)
Portfolio turnover rate	19	%(D)	39%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica High Yield Bond
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.41		$9.13
Investment operations:
Net investment income (loss) (B)	0.26		0.45
Net realized and unrealized gain (loss)	(0.29)		0.28
Total investment operations	(0.03)		0.73
Dividends and/or distributions to shareholders:
Net investment income	(0.26)		(0.45)
Net asset value, end of period	$9.12		$9.41
Total return	(0.37	)%(C)	8.09	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$16		$16
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.83	%(D)
Including waiver and/or reimbursement and recapture	0.83	%(D)	0.83	%(D)
Net investment income (loss) to average net assets	5.64	%(D)	5.46	%(D)
Portfolio turnover rate	19	%(C)	39%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class A
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013 (A)
Net asset value, beginning of period/year	$11.60		$11.88		$11.47		$11.46		$10.21		$10.00
Investment operations:
Net investment income (loss) (B)	0.19		0.34	(C)	0.31	(C)(D)	0.33	(C)	0.34	(C)	0.09	(C)
Net realized and unrealized gain (loss)	(0.12)		(0.11)		0.47		0.36		1.31		0.21
Total investment operations	0.07		0.23		0.78		0.69		1.65		0.30
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.35)		(0.30)		(0.32)		(0.38)		(0.09)
Net realized gains	—		(0.16)		(0.07)		(0.36)		(0.02)		—
Total dividends and/or distributions to shareholders	(0.19)		(0.51)		(0.37)		(0.68)		(0.40)		(0.09)
Net asset value, end of period/year	$11.48		$11.60		$11.88		$11.47		$11.46		$10.21
Total return (E)	0.63	%(F)	2.26%		6.72%		6.24%		16.49%		2.96	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,262		$34,191		$58,848		$24,700		$4,492		$262
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(G)	1.04	%(H)	0.98	%(H)	1.29	%(H)	2.27	%(H)	43.10	%(G)(H)
Including waiver and/or reimbursement and recapture	0.91	%(G)	0.91	%(H)	0.91	%(D)(H)	0.91	%(H)	0.91	%(H)	0.91	%(G)(H)
Net investment income (loss) to average net assets	3.36	%(G)	3.02	%(C)	2.59	%(C)(D)	2.88	%(C)	3.11	%(C)	3.50	%(C)(G)
Portfolio turnover rate	38	%(F)	115	%(I)	61	%(I)	78	%(I)	266	%(I)	52	%(F)(I)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class C
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013 (A)
Net asset value, beginning of period/year	$11.61		$11.88		$11.48		$11.47		$10.21		$10.00
Investment operations:
Net investment income (loss) (B)	0.16		0.28	(C)	0.24	(C)(D)	0.26	(C)	0.34	(C)	0.07	(C)
Net realized and unrealized gain (loss)	(0.12)		(0.11)		0.46		0.37		1.26		0.21
Total investment operations	0.04		0.17		0.70		0.63		1.60		0.28
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.28)		(0.23)		(0.26)		(0.32)		(0.07)
Net realized gains	—		(0.16)		(0.07)		(0.36)		(0.02)		—
Total dividends and/or distributions to shareholders	(0.16)		(0.44)		(0.30)		(0.62)		(0.34)		(0.07)
Net asset value, end of period/year	$11.49		$11.61		$11.88		$11.48		$11.47		$10.21
Total return (E)	0.34	%(F)	1.64%		6.12%		5.62%		15.94%		2.83	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,524		$12,109		$13,670		$3,708		$1,398		$496
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.77	%(G)	1.80	%(H)	1.73	%(H)	2.04	%(H)	2.98	%(H)	43.79	%(G)(H)
Including waiver and/or reimbursement and recapture	1.51	%(G)	1.51	%(H)	1.51	%(D)(H)	1.51	%(H)	1.51	%(H)	1.51	%(G)(H)
Net investment income (loss) to average net assets	2.77	%(G)	2.42	%(C)	2.02	%(C)(D)	2.31	%(C)	3.08	%(C)	2.88	%(C)(G)
Portfolio turnover rate	38	%(F)	115	%(I)	61	%(I)	78	%(I)	266	%(I)	52	%(F)(I)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica High Yield Muni
	Class I
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013 (A)
Net asset value, beginning of period/year	$11.62		$11.89		$11.48		$11.47		$10.21		$10.00
Investment operations:
Net investment income (loss) (B)	0.20		0.36	(C)	0.33	(C)(D)	0.34	(C)	0.43	(C)	0.09	(C)
Net realized and unrealized gain (loss)	(0.12)		(0.10)		0.46		0.37		1.25		0.21
Total investment operations	0.08		0.26		0.79		0.71		1.68		0.30
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.37)		(0.31)		(0.34)		(0.40)		(0.09)
Net realized gains	—		(0.16)		(0.07)		(0.36)		(0.02)		—
Total dividends and/or distributions to shareholders	(0.20)		(0.53)		(0.38)		(0.70)		(0.42)		(0.09)
Net asset value, end of period/year	$11.50		$11.62		$11.89		$11.48		$11.47		$10.21
Total return	0.71	%(E)	2.41%		6.96%		6.38%		16.76%		3.00	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,012		$57,151		$55,795		$19,085		$5,042		$258
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(F)	0.83	%(G)	0.77	%(G)	1.07	%(G)	2.04	%(G)	42.89	%(F)(G)
Including waiver and/or reimbursement and recapture	0.76	%(F)	0.76	%(G)	0.76	%(D)(G)	0.76	%(G)	0.76	%(G)	0.76	%(F)(G)
Net investment income (loss) to average net assets	3.52	%(F)	3.17	%(C)	2.76	%(C)(D)	3.04	%(C)	3.91	%(C)	3.64	%(C)(F)
Portfolio turnover rate	38	%(E)	115	%(H)	61	%(H)	78	%(H)	266	%(H)	52	%(E)(H)

(A)	Commenced operations on July 31, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica High Yield Muni
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016 (A)
Net asset value, beginning of period/year	$11.62		$11.89		$12.10
Investment operations:
Net investment income (loss) (B)	0.21		0.37	(C)	0.03	(C)
Net realized and unrealized gain (loss)	(0.12)		(0.11)		(0.21	)(D)
Total investment operations	0.09		0.26		(0.18)
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.37)		(0.03)
Net realized gains	—		(0.16)		—
Total dividends and/or distributions to shareholders	(0.21)		(0.53)		(0.03)
Net asset value, end of period/year	$11.50		$11.62		$11.89
Total return	0.74	%(E)	2.44%		(1.47	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$10		$10
Expenses to average net assets	0.70	%(F)	0.72	%(G)	0.66	%(F)(G)
Net investment income (loss) to average net assets	3.58	%(F)	3.21	%(C)	3.22	%(C)(F)
Portfolio turnover rate	38	%(E)	115	%(H)	61	%(H)

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica High Yield Muni
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.60		$11.10
Investment operations:
Net investment income (loss) (B)	0.19		0.21	(C)
Net realized and unrealized gain (loss)	(0.12)		0.51	(D)
Total investment operations	0.07		0.72
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.22)
Net asset value, end of period	$11.48		$11.60
Total return (E)	0.61	%(F)	6.48	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets	0.93	%(G)	0.97	%(G)(H)
Net investment income (loss) to average net assets	3.34	%(G)	2.99	%(C)(G)
Portfolio turnover rate	38	%(F)	115	%(I)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
Class A
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$9.97	$9.99	$9.57	$9.95	$10.00
Investment operations:
Net investment income (loss) (B)	0.09	(C)	0.14	0.08	(D)	0.00	(E)	0.16
Net realized and unrealized gain (loss)	(0.06)	(0.03)	0.34	(0.34)	(0.06)
Total investment operations	0.03	0.11	0.42	(0.34)	0.10
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.13)	—	(0.02)	(0.15)
Net realized gains	—	—	—	(0.01)	—
Return of capital	—	—	—	(0.01)	—
Total dividends and/or distributions to shareholders	(0.08)	(0.13)	—	(0.04)	(0.15)
Net asset value, end of period/year	$9.92	$9.97	$9.99	$9.57	$9.95
Total return (F)	0.34	%(G)	1.11%	4.39%	(3.48)%	1.01	%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$608	$634	$645	$516	$299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(H)(I)	1.55%	1.00%	0.99%	1.01	%(H)
Including waiver and/or reimbursement and recapture	1.00	%(H)(I)	1.00%	0.99	%(D)	1.00%	1.00	%(H)
Net investment income (loss) to average net assets	1.79	%(C)(H)	1.39%	0.81	%(D)	0.01%	2.30	%(H)
Portfolio turnover rate	14	%(G)(J)	41%	39%	35%	57	%(G)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$9.81		$9.84	$9.50		$9.94		$10.00
Investment operations:
Net investment income (loss) (B)	0.05	(C)	0.07	0.01	(D)	(0.08)		0.09
Net realized and unrealized gain (loss)	(0.06)		(0.03)	0.33		(0.34)		(0.04)
Total investment operations	(0.01)		0.04	0.34		(0.42)		0.05
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.07)	—		(0.01)		(0.11)
Net realized gains	—		—	—		(0.01)		—
Return of capital	—		—	—		(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.06)		(0.07)	—		(0.02)		(0.11)
Net asset value, end of period/year	$9.74		$9.81	$9.84		$9.50		$9.94
Total return (F)	(0.13	)%(G)	0.46%	3.58%		(4.22)%		0.52	%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$661		$709	$517		$371		$380
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.83	%(H)(I)	1.80%	1.77%		1.77%		1.77	%(H)
Including waiver and/or reimbursement and recapture	1.75	%(H)(I)	1.75%	1.74	%(D)	1.75%		1.75	%(H)
Net investment income (loss) to average net assets	1.08	%(C)(H)	0.70%	0.12	%(D)	(0.85)%		1.39	%(H)
Portfolio turnover rate	14	%(G)(J)	41%	39%		35%		57	%(G)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$10.03		$10.03	$9.59		$9.95	$10.00
Investment operations:
Net investment income (loss) (B)	0.11	(C)	0.17	0.10	(D)	0.01	0.18
Net realized and unrealized gain (loss)	(0.08)		(0.03)	0.34		(0.33)	(0.06)
Total investment operations	0.03		0.14	0.44		(0.32)	0.12
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.14)	—		(0.02)	(0.17)
Net realized gains	—		—	—		(0.01)	—
Return of capital	—		—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.09)		(0.14)	—		(0.04)	(0.17)
Net asset value, end of period/year	$9.97		$10.03	$10.03		$9.59	$9.95
Total return	0.34	%(E)	1.47%	4.59%		(3.22)%	1.16	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$421		$270	$1,336		$259	$277
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(F)(G)	0.81%	0.79%		0.78%	0.84	%(F)
Including waiver and/or reimbursement and recapture	0.75	%(F)(G)	0.75%	0.74	%(D)	0.75%	0.75	%(F)
Net investment income (loss) to average net assets	2.20	%(C)(F)	1.76%	0.98	%(D)	0.05%	2.67	%(F)
Portfolio turnover rate	14	%(E)(H)	41%	39%		35%	57	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Inflation Opportunities
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$10.05		$10.05	$9.60		$9.96	$10.00
Investment operations:
Net investment income (loss) (B)	0.10	(C)	0.17	0.10	(D)	0.02	0.14
Net realized and unrealized gain (loss)	(0.06)		(0.02)	0.35		(0.34)	(0.01)
Total investment operations	0.04		0.15	0.45		(0.32)	0.13
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.15)	—		(0.02)	(0.17)
Net realized gains	—		—	—		(0.01)	—
Return of capital	—		—	—		(0.01)	—
Total dividends and/or distributions to shareholders	(0.10)		(0.15)	—		(0.04)	(0.17)
Net asset value, end of period/year	$9.99		$10.05	$10.05		$9.60	$9.96
Total return	0.36	%(E)	1.53%	4.69%		(3.19)%	1.26	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$177,089		$171,965	$178,853		$234,802	$245,715
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73	%(F)(G)	0.70%	0.68%		0.66%	0.72	%(F)
Including waiver and/or reimbursement and recapture	0.73	%(F)(G)	0.70%	0.67	%(D)	0.66%	0.72	%(F)
Net investment income (loss) to average net assets	2.11	%(C)(F)	1.67%	0.99	%(D)	0.21%	2.11	%(F)
Portfolio turnover rate	14	%(E)(H)	41%	39%		35%	57	%(E)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Inflation Opportunities
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$10.05		$10.05	$9.92
Investment operations:
Net investment income (loss) (B)	0.11	(C)	0.17	0.03	(D)
Net realized and unrealized gain (loss)	(0.07)		(0.02)	0.10
Total investment operations	0.04		0.15	0.13
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.15)	—
Net asset value, end of period/year	$9.99		$10.05	$10.05
Total return	0.36	%(E)	1.53%	1.31	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$52		$51	$51
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(F)(G)	0.70%	0.66	%(F)
Including waiver and/or reimbursement and recapture	0.72	%(F)(G)	0.70%	0.64	%(D)(F)
Net investment income (loss) to average net assets	2.12	%(C)(F)	1.69%	1.15	%(D)(F)
Portfolio turnover rate	14	%(E)(H)	41%	39%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Inflation Opportunities
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.99		$9.86
Investment operations:
Net investment income (loss) (B)	0.09	(C)	0.10
Net realized and unrealized gain (loss)	(0.06)		0.12	(D)
Total investment operations	0.03		0.22
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.09)
Net asset value, end of period	$9.93		$9.99
Total return (E)	0.26	%(F)	2.23	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets	0.97	%(G)(H)	0.95	%(G)
Net investment income (loss) to average net assets	1.87	%(C)(G)	1.66	%(G)
Portfolio turnover rate	14	%(F)(I)	41%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Inflation-Protected Securities
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.98		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10		0.05
Net realized and unrealized gain (loss)	(0.08)		(0.07)
Total investment operations	0.02		(0.02)
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.00	)(D)
Net asset value, end of period	$9.96		$9.98
Total return	0.23	%(E)	(0.20	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10,957		$12,683
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.04	%(G)	1.01	%(G)
Including waiver and/or reimbursement and recapture	1.00	%(G)	1.00	%(G)
Net investment income (loss) to average net assets (C)	2.04	%(G)	0.85	%(G)
Portfolio turnover rate (H)	59	%(E)	51	%(E)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Inflation-Protected Securities
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$9.97		$9.93		$9.69		$9.93	$9.85	$11.09	$11.42
Investment operations:
Net investment income (loss) (D)	0.12	(E)	0.12	(E)	0.11		(0.01)	0.09	0.02	0.13
Net realized and unrealized gain (loss)	(0.08)		0.01	(F)	0.26		(0.21)	0.19	(0.97)	0.65
Total investment operations	0.04		0.13		0.37		(0.22)	0.28	(0.95)	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.09)		(0.13)		—	(0.14)	(0.03)	(0.17)
Net realized gains	—		—		—		—	(0.03)	(0.26)	(0.94)
Return of capital	—		—		—		(0.02)	(0.03)	—	—
Total dividends and/or distributions to shareholders	(0.06)		(0.09)		(0.13)		(0.02)	(0.20)	(0.29)	(1.11)
Net asset value, end of period/year	$9.95		$9.97		$9.93		$9.69	$9.93	$9.85	$11.09
Total return	0.36	%(G)	1.37	%(G)	3.76%		(2.18)%	2.74%	(8.55)%	6.88%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,328		$23,203		$63,638		$76,421	$85,490	$86,788	$122,166
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(H)	0.81	%(H)(I)	0.82%		0.80%	0.78%	0.76%	0.77%
Including waiver and/or reimbursement and recapture	0.65	%(H)(I)	0.66	%(H)(I)(J)	0.64	%(K)	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	2.33	%(E)(H)	1.41	%(E)(H)	1.13%		(0.13)%	0.93%	0.23%	1.15%
Portfolio turnover rate	59	%(G)(L)	51	%(G)(L)	52%		54%	81%	99%	103%

(A)	Transamerica Partners Institutional Inflation-Protected Securities reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Inflation-Protected Securities, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 0.97-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(F)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(G)	Not annualized.
(H)	Annualized.
(I)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(J)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.
(K)	Includes reimbursement of custody fees at the underlying Series Portfolio level.
(L)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Inflation-Protected Securities
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$9.97		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.13		0.08
Net realized and unrealized gain (loss)	(0.08)		(0.06)
Total investment operations	0.05		0.02
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.05)
Net asset value, end of period	$9.95		$9.97
Total return	0.50	%(D)	0.16	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$135,838		$144,334
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.55	%(F)	0.52	%(F)
Including waiver and/or reimbursement and recapture	0.40	%(F)	0.40	%(F)
Net investment income (loss) to average net assets (C)	2.61	%(F)	1.45	%(F)
Portfolio turnover rate (G)	59	%(D)	51	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Intermediate Bond
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.20		$10.08
Investment operations:
Net investment income (loss) (B)	0.13		0.14
Net realized and unrealized gain (loss)	(0.33)		0.14
Total investment operations	(0.20)		0.28
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.16)
Net asset value, end of period	$9.87		$10.20
Total return	(1.95	)%(C)	2.92	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,043,724		$2,058,090
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41	%(D)	0.43	%(D)
Including waiver and/or reimbursement and recapture	0.41	%(D)	0.43	%(D)
Net investment income (loss) to average net assets	2.56	%(D)	2.29	%(D)
Portfolio turnover rate	25	%(C)	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Intermediate Bond
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.22		$10.08
Investment operations:
Net investment income (loss) (B)	0.13		0.14
Net realized and unrealized gain (loss)	(0.33)		0.15
Total investment operations	(0.20)		0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.15)
Net asset value, end of period	$9.89		$10.22
Total return	(1.94	)%(C)	2.87	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$724,650		$628,055
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.41	%(D)	0.42	%(D)
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.40	%(D)
Net investment income (loss) to average net assets	2.57	%(D)	2.33	%(D)
Portfolio turnover rate	25	%(C)	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Intermediate Bond
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.22		$10.08
Investment operations:
Net investment income (loss) (B)	0.10		0.11
Net realized and unrealized gain (loss)	(0.32)		0.14
Total investment operations	(0.22)		0.25
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.11)
Net asset value, end of period	$9.89		$10.22
Total return	(2.19	)%(C)	2.50	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$102,217		$112,450
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(D)	0.91	%(D)
Including waiver and/or reimbursement and recapture	0.90	%(D)	0.91	%(D)
Net investment income (loss) to average net assets	2.06	%(D)	1.75	%(D)
Portfolio turnover rate	25	%(C)	22	%(C)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Intermediate Bond
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012
Net asset value, beginning of period/year	$10.22		$10.03		$10.04		$10.32	$10.10	$10.62		$10.50
Investment operations:
Net investment income (loss) (D)	0.12		0.17		0.22		0.21	0.24	0.25		0.29
Net realized and unrealized gain (loss)	(0.33)		0.21		0.10		(0.18)	0.37	(0.38)		0.52
Total investment operations	(0.21)		0.38		0.32		0.03	0.61	(0.13)		0.81
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.19)		(0.24)		(0.23)	(0.27)	(0.36)		(0.35)
Net realized gains	—		—		(0.09)		(0.08)	(0.12)	(0.03)		(0.34)
Return of capital	—		—		—		—	—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.12)		(0.19)		(0.33)		(0.31)	(0.39)	(0.39)		(0.69)
Net asset value, end of period/year	$9.89		$10.22		$10.03		$10.04	$10.32	$10.10		$10.62
Total return	(2.06	)%(F)	3.75	%(F)	3.21%		0.21%	5.99%	(1.22)%		7.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$280,431		$291,565		$317,150		$373,605	$410,662	$400,409		$445,634
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.66	%(G)	0.68	%(G)	0.71%		0.71%	0.72%	0.72%		0.73%
Including waiver and/or reimbursement and recapture	0.65	%(G)	0.65	%(G)	0.63	%(H)	0.65%	0.65%	0.65%		0.65%
Net investment income (loss) to average net assets	2.31	%(G)	1.99	%(G)	2.08%		1.99%	2.32%	2.39%		2.78%
Portfolio turnover rate	25	%(F)	22	%(F)	50%		46%	184%	200%		297%

(A)	Transamerica Partners Institutional Core Bond reorganized into the Fund on March 24, 2017. Prior to March 24, 2017, information provided reflects Transamerica Partners Institutional Core Bond, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 24, 2017, the Fund underwent a 1.06-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 24, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 –October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
Class A
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.40	$11.57	$11.31	$11.16	$10.37	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.12	0.23	0.21	(D)	0.19	0.25	0.22
Net realized and unrealized gain (loss)	(0.25)	(0.10)	0.30	0.29	0.78	0.38	(E)
Total investment operations	(0.13)	0.13	0.51	0.48	1.03	0.60
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.23)	(0.20)	(0.18)	(0.24)	(0.23)
Net realized gains	—	(0.07)	(0.05)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.12)	(0.30)	(0.25)	(0.33)	(0.24)	(0.23)
Net asset value, end of period/year	$11.15	$11.40	$11.57	$11.31	$11.16	$10.37
Total return (F)	(1.10	)%(G)	1.20%	4.58%	4.37%	10.05%	6.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$288,868	$312,347	$426,748	$117,387	$35,974	$6,241
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.77	%(I)	0.78%	0.78%	0.89%	1.12%	2.36%
Including waiver and/or reimbursement and recapture	0.67	%(I)	0.68%	0.68	%(D)	0.86%	0.86%	0.86%
Net investment income (loss) to average net assets (C)	2.22	%(I)	2.00%	1.79	%(D)	1.69%	2.27%	2.12%
Portfolio turnover rate (J)	17	%(G)	55%	34%	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
Class C
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.38	$11.54	$11.28	$11.14	$10.36	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09	0.16	0.14	(D)	0.12	0.18	0.15
Net realized and unrealized gain (loss)	(0.25)	(0.09)	0.31	0.29	0.78	0.39	(E)
Total investment operations	(0.16)	0.07	0.45	0.41	0.96	0.54
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.16)	(0.14)	(0.12)	(0.18)	(0.18)
Net realized gains	—	(0.07)	(0.05)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.09)	(0.23)	(0.19)	(0.27)	(0.18)	(0.18)
Net asset value, end of period/year	$11.13	$11.38	$11.54	$11.28	$11.14	$10.36
Total return (F)	(1.40	)%(G)	0.67%	4.00%	3.70%	9.35%	5.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$170,804	$180,744	$199,784	$47,543	$9,960	$1,778
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.53	%(I)	1.54%	1.53%	1.65%	1.87%	3.08%
Including waiver and/or reimbursement and recapture	1.28	%(I)	1.29%	1.29	%(D)	1.46%	1.46%	1.46%
Net investment income (loss) to average net assets (C)	1.62	%(I)	1.39%	1.18	%(D)	1.09%	1.69%	1.47%
Portfolio turnover rate (J)	17	%(G)	55%	34%	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Annualized.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Intermediate Muni
Class I
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$11.46	$11.62	$11.36	$11.20	$10.41	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.13	0.24	0.22	(D)	0.20	0.26	0.23
Net realized and unrealized gain (loss)	(0.26)	(0.09)	0.30	0.31	0.78	0.38	(E)
Total investment operations	(0.13)	0.15	0.52	0.51	1.04	0.61
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.24)	(0.21)	(0.20)	(0.25)	(0.20)
Net realized gains	—	(0.07)	(0.05)	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.13)	(0.31)	(0.26)	(0.35)	(0.25)	(0.20)
Net asset value, end of period/year	$11.20	$11.46	$11.62	$11.36	$11.20	$10.41
Total return	(1.13	)%(F)	1.39%	4.62%	4.59%	10.16%	6.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$981,124	$914,290	$833,151	$215,560	$22,007	$6,632
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.57	%(H)	0.59%	0.59%	0.70%	0.92%	2.12%
Including waiver and/or reimbursement and recapture	0.57	%(H)	0.59%	0.61	%(D)	0.71%	0.71%	0.71%
Net investment income (loss) to average net assets (C)	2.33	%(H)	2.09%	1.86	%(D)	1.82%	2.44%	2.21%
Portfolio turnover rate (I)	17	%(F)	55%	34%	55%	107%	111%

(A)	Commenced operations on October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	Transamerica Intermediate Muni
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$11.46		$11.62	$11.78
Investment operations:
Net investment income (loss) (B) (C)	0.14		0.25	0.02
Net realized and unrealized gain (loss)	(0.26)		(0.09)	(0.16	)(D)
Total investment operations	(0.12)		0.16	(0.14)
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.25)	(0.02)
Net realized gains	—		(0.07)	—
Total dividends and/or distributions to shareholders	(0.14)		(0.32)	(0.02)
Net asset value, end of period/year	$11.20		$11.46	$11.62
Total return	(1.08	)%(E)	1.49%	(1.18	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10		$10	$10
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.47	%(G)	0.48%	0.48	%(G)
Including waiver and/or reimbursement and recapture	0.47	%(G)	0.48%	0.48	%(G)
Net investment income (loss) to average net assets (C)	2.44	%(G)	2.20%	2.02	%(G)
Portfolio turnover rate (H)	17	%(E)	55%	34%

(A)	Commenced operations on September 30, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods indicated:	Transamerica Intermediate Muni
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.41		$11.08
Investment operations:
Net investment income (loss) (B) (C)	0.12		0.13
Net realized and unrealized gain (loss)	(0.26)		0.33	(D)
Total investment operations	(0.14)		0.46
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)
Net asset value, end of period	$11.15		$11.41
Total return (E)	(1.21	)%(F)	4.20	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets (H)	0.71	%(G)	0.73	%(G)
Net investment income (loss) to average net assets (C)	2.19	%(G)	1.89	%(G)
Portfolio turnover rate (I)	17	%(F)	55%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Intermediate Muni
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.45		$11.06
Investment operations:
Net investment income (loss) (B) (C)	0.13		0.20
Net realized and unrealized gain (loss)	(0.25)		0.46	(D)
Total investment operations	(0.12)		0.66
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.20)
Net realized gains	—		(0.07)
Total dividends and/or distributions to shareholders	(0.13)		(0.27)
Net asset value, end of period	$11.20		$11.45
Total return (F)	(1.09	)%(E)	6.02	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$923		$298
Expenses to average net assets (H)	0.67	%(G)	0.69	%(G)
Net investment income (loss) to average net assets (C)	2.25	%(G)	2.01	%(G)
Portfolio turnover rate (I)	17	%(E)	55%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$19.29		$16.49	$17.37		$17.61		$18.44	$14.57
Investment operations:
Net investment income (loss) (A)	0.12		0.43	0.29	(B)	0.33		0.48	0.30
Net realized and unrealized gain (loss)	0.59		2.61	(0.78)		(0.00	)(C)	(0.58)	3.81
Total investment operations	0.71		3.04	(0.49)		0.33		(0.10)	4.11
Dividends and/or distributions to shareholders:
Net investment income	(0.53)		(0.20)	(0.30)		(0.29)		(0.34)	(0.24)
Net realized gains	—		(0.04)	(0.09)		(0.28)		(0.39)	—
Total dividends and/or distributions to shareholders	(0.53)		(0.24)	(0.39)		(0.57)		(0.73)	(0.24)
Net asset value, end of period/year	$19.47		$19.29	$16.49		$17.37		$17.61	$18.44
Total return (D)	3.75	%(E)	18.72%	(2.83)%		1.94%		(0.51)%	28.61%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$247,706		$274,610	$313,394		$249,773		$61,566	$21,102
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19	%(F)	1.20%	1.24%		1.42%		1.29%	1.42%
Including waiver and/or reimbursement and recapture	1.19	%(F)	1.20%	1.30	%(B)	1.32%		1.29%	1.42%
Net investment income (loss) to average net assets	1.20	%(F)	2.43%	1.78	%(B)	1.87%		2.62%	1.82%
Portfolio turnover rate	12	%(E)	22%	19%		21%		19%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$18.97		$16.22	$17.11		$17.34		$18.21	$14.45
Investment operations:
Net investment income (loss) (A)	0.06		0.29	0.17	(B)	0.20		0.33	0.22
Net realized and unrealized gain (loss)	0.57		2.58	(0.76)		(0.00	)(C)	(0.54)	3.76
Total investment operations	0.63		2.87	(0.59)		0.20		(0.21)	3.98
Dividends and/or distributions to shareholders:
Net investment income	(0.43)		(0.08)	(0.21)		(0.15)		(0.27)	(0.22)
Net realized gains	—		(0.04)	(0.09)		(0.28)		(0.39)	—
Total dividends and/or distributions to shareholders	(0.43)		(0.12)	(0.30)		(0.43)		(0.66)	(0.22)
Net asset value, end of period/year	$19.17		$18.97	$16.22		$17.11		$17.34	$18.21
Total return (D)	3.37	%(E)	17.88%	(3.47)%		1.21%		(1.19)%	27.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,125		$72,542	$60,630		$62,013		$36,867	$17,537
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.91	%(F)	1.94%	1.96%		1.96%		1.98%	2.06%
Including waiver and/or reimbursement and recapture	1.91	%(F)	1.94%	1.96	%(B)	1.96%		1.98%	2.06%
Net investment income (loss) to average net assets	0.58	%(F)	1.64%	1.07	%(B)	1.13%		1.82%	1.35%
Portfolio turnover rate	12	%(E)	22%	19%		21%		19%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$19.55		$16.73	$17.60		$17.80		$18.60	$14.65
Investment operations:
Net investment income (loss) (A)	0.16		0.50	0.36	(B)	0.39		0.48	0.40
Net realized and unrealized gain (loss)	0.60		2.63	(0.79)		(0.00	)(C)	(0.52)	3.81
Total investment operations	0.76		3.13	(0.43)		0.39		(0.04)	4.21
Dividends and/or distributions to shareholders:
Net investment income	(0.60)		(0.27)	(0.35)		(0.31)		(0.37)	(0.26)
Net realized gains	—		(0.04)	(0.09)		(0.28)		(0.39)	—
Total dividends and/or distributions to shareholders	(0.60)		(0.31)	(0.44)		(0.59)		(0.76)	(0.26)
Net asset value, end of period/year	$19.71		$19.55	$16.73		$17.60		$17.80	$18.60
Total return	3.96	%(D)	19.09%	(2.46)%		2.29%		(0.20)%	29.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,563,583		$2,242,175	$1,552,632		$1,043,345		$567,267	$168,782
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.89%	0.90%		0.93%		0.95%	1.02%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.89%	0.90	%(B)	0.93%		0.95%	1.02%
Net investment income (loss) to average net assets	1.63	%(E)	2.77%	2.20	%(B)	2.20%		2.63%	2.40%
Portfolio turnover rate	12	%(D)	22%	19%		21%		19%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica International Equity
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$19.58		$16.75	$17.62		$17.81		$18.60	$14.65
Investment operations:
Net investment income (loss) (A)	0.16		0.52	0.37	(B)	0.41		0.52	0.43
Net realized and unrealized gain (loss)	0.61		2.63	(0.79)		(0.00	)(C)	(0.54)	3.79
Total investment operations	0.77		3.15	(0.42)		0.41		(0.02)	4.22
Dividends and/or distributions to shareholders:
Net investment income	(0.62)		(0.28)	(0.36)		(0.32)		(0.38)	(0.27)
Net realized gains	—		(0.04)	(0.09)		(0.28)		(0.39)	—
Total dividends and/or distributions to shareholders	(0.62)		(0.32)	(0.45)		(0.60)		(0.77)	(0.27)
Net asset value, end of period/year	$19.73		$19.58	$16.75		$17.62		$17.81	$18.60
Total return	3.99	%(D)	19.23%	(2.38)%		2.40%		(0.07)%	29.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,389,172		$2,298,782	$1,704,610		$573,806		$595,742	$279,652
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.79%	0.81%		0.83%		0.85%	0.91%
Including waiver and/or reimbursement and recapture	0.78	%(E)	0.79%	0.80	%(B)	0.83%		0.85%	0.91%
Net investment income (loss) to average net assets	1.64	%(E)	2.87%	2.27	%(B)	2.28%		2.83%	2.63%
Portfolio turnover rate	12	%(D)	22%	19%		21%		19%	34%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica International Equity
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$19.58		$17.24
Investment operations:
Net investment income (loss) (B)	0.16		0.45
Net realized and unrealized gain (loss)	0.60		1.89
Total investment operations	0.76		2.34
Dividends and/or distributions to shareholders:
Net investment income	(0.49)		—
Net asset value, end of period	$19.85		$19.58
Total return	3.96	%(C)	13.57	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$258,959		$270,144
Expenses to average net assets	0.78	%(D)	0.79	%(D)
Net investment income (loss) to average net assets	1.64	%(D)	3.70	%(D)
Portfolio turnover rate	12	%(C)	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica International Equity
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$19.51		$17.24
Investment operations:
Net investment income (loss) (B)	0.11		0.48
Net realized and unrealized gain (loss)	0.62		1.79
Total investment operations	0.73		2.27
Dividends and/or distributions to shareholders:
Net investment income	(0.37)		—
Net asset value, end of period	$19.87		$19.51
Total return	3.70	%(C)	13.22	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$44,586		$45,713
Expenses to average net assets	1.27	%(D)	1.29	%(D)
Net investment income (loss) to average net assets	1.15	%(D)	4.08	%(D)
Portfolio turnover rate	12	%(C)	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica International Equity
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$19.54		$17.24
Investment operations:
Net investment income (loss) (B)	0.13		0.48
Net realized and unrealized gain (loss)	0.62		1.82
Total investment operations	0.75		2.30
Dividends and/or distributions to shareholders:
Net investment income	(0.45)		—
Net asset value, end of period	$19.84		$19.54
Total return	3.87	%(C)	13.34	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$20,528		$21,339
Expenses to average net assets	1.03	%(D)	1.04	%(D)
Net investment income (loss) to average net assets	1.35	%(D)	4.04	%(D)
Portfolio turnover rate	12	%(C)	22%

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Equity
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$19.76		$16.90	$17.62		$18.65
Investment operations:
Net investment income (loss) (B)	0.17		0.56	0.42	(C)	0.10
Net realized and unrealized gain (loss)	0.60		2.62	(0.84)		(1.13)
Total investment operations	0.77		3.18	(0.42)		(1.03)
Dividends and/or distributions to shareholders:
Net investment income	(0.62)		(0.28)	(0.21)		—
Net realized gains	—		(0.04)	(0.09)		—
Total dividends and/or distributions to shareholders	(0.62)		(0.32)	(0.30)		—
Net asset value, end of period/year	$19.91		$19.76	$16.90		$17.62
Total return	3.95	%(D)	19.24%	(2.37)%		(5.52	)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$222,072		$180,679	$56,917		$47
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78	%(E)	0.79%	0.81%		0.83	%(E)
Including waiver and/or reimbursement and recapture	0.78	%(E)	0.79%	0.80	%(C)	0.83	%(E)
Net investment income (loss) to average net assets	1.76	%(E)	3.06%	2.53	%(C)	1.35	%(E)
Portfolio turnover rate	12	%(D)	22%	19%		21%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica International Equity
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$19.31		$17.38
Investment operations:
Net investment income (loss) (B)	0.20		0.43
Net realized and unrealized gain (loss)	0.54		1.50
Total investment operations	0.74		1.93
Dividends and/or distributions to shareholders:
Net investment income	(0.45)		—
Net asset value, end of period	$19.60		$19.31
Total return (C)	3.86	%(D)	11.10	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$31		$11
Expenses to average net assets	1.02	%(E)	1.03	%(E)
Net investment income (loss) to average net assets	2.07	%(E)	3.72	%(E)
Portfolio turnover rate	12	%(D)	22%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica International Equity
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$19.85		$16.71
Investment operations:
Net investment income (loss) (B)	0.21		0.33
Net realized and unrealized gain (loss)	0.55		2.86
Total investment operations	0.76		3.19
Dividends and/or distributions to shareholders:
Net investment income	(0.61)		(0.01)
Net realized gains	—		(0.04)
Total dividends and/or distributions to shareholders	(0.61)		(0.05)
Net asset value, end of period	$20.00		$19.85
Total return	3.90	%(C)	19.18	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$1,203		$248
Expenses to average net assets	0.98	%(D)	0.99	%(D)
Net investment income (loss) to average net assets	2.08	%(D)	1.99	%(D)
Portfolio turnover rate	12	%(C)	22%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period indicated:	Transamerica International Growth
	Class A
	April 30, 2018 (unaudited) (A)
Net asset value, beginning of period	$11.89
Investment operations:
Net investment income (loss) (B)	0.27
Net realized and unrealized gain (loss)	(3.19	)(C)
Total investment operations	(2.92)
Net asset value, end of period	$8.97
Total return (D)	0.90	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$18
Expenses to average net assets	1.30	%(F)
Net investment income (loss) to average net assets	6.18	%(F)
Portfolio turnover rate	106	%(E)

(A)	Class commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica International Growth
	Class I
	April 30, 2018 (unaudited) (A)
Net asset value, beginning of period	$11.89
Investment operations:
Net investment income (loss) (B)	0.08
Net realized and unrealized gain (loss)	(3.00	)(C)
Total investment operations	(2.92)
Net asset value, end of period	$8.97
Total return	0.90	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.17	%(E)
Including waiver and/or reimbursement and recapture	1.05	%(E)
Net investment income (loss) to average net assets	5.17	%(E)
Portfolio turnover rate	106	%(D)

(A)	Class commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica International Growth
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.02		$7.27	$7.80		$8.51	$8.65	$7.42
Investment operations:
Net investment income (loss) (A)	0.08		0.11	0.11	(B)	0.13	0.13	0.11
Net realized and unrealized gain (loss)	0.03		1.72	(0.40)		(0.08)	(0.13)	1.58
Total investment operations	0.11		1.83	(0.29)		0.05	—	1.69
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.08)	(0.08)		(0.15)	(0.06)	(0.17)
Net realized gains	—		—	(0.16)		(0.61)	(0.08)	(0.29)
Total dividends and/or distributions to shareholders	(0.15)		(0.08)	(0.24)		(0.76)	(0.14)	(0.46)
Net asset value, end of period/year	$8.98		$9.02	$7.27		$7.80	$8.51	$8.65
Total return	1.22	%(C)	25.45%	(3.75)%		0.74%	0.05%	23.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,422,898		$1,368,414	$1,164,016		$675,208	$564,135	$248,015
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(D)	0.95%	0.97%		1.00%	1.00%	1.02%
Including waiver and/or reimbursement and recapture	0.91	%(D)	0.95%	0.96	%(B)	1.00%	1.00%	1.02%
Net investment income (loss) to average net assets	1.78	%(D)	1.36%	1.52	%(B)	1.58%	1.53%	1.44%
Portfolio turnover rate	106	%(C)	15%	15%		39%	39%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica International Growth
	Class R6
	April 30, 2018 (unaudited) (A)
Net asset value, beginning of period	$11.89
Investment operations:
Net investment income (loss) (B)	0.08
Net realized and unrealized gain (loss)	(2.99	)(C)
Total investment operations	(2.91)
Net asset value, end of period	$8.98
Total return	1.01	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets	0.84	%(E)
Net investment income (loss) to average net assets	5.38	%(E)
Portfolio turnover rate	106	%(D)

(A)	Class commenced operations on March 1, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica International Small Cap Value
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$13.67		$11.39	$12.40		$11.81	$12.24	$10.00
Investment operations:
Net investment income (loss) (B)	0.13		0.18	0.25	(C)	0.22	0.25	0.20
Net realized and unrealized gain (loss)	0.92		2.42	(0.55)		0.64	(0.44)	2.04
Total investment operations	1.05		2.60	(0.30)		0.86	(0.19)	2.24
Dividends and/or distributions to shareholders:
Net investment income	(0.42)		(0.24)	(0.29)		(0.18)	(0.15)	—
Net realized gains	—		(0.08)	(0.42)		(0.09)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.42)		(0.32)	(0.71)		(0.27)	(0.24)	—
Net asset value, end of period/year	$14.30		$13.67	$11.39		$12.40	$11.81	$12.24
Total return	7.83	%(D)	23.51%	(2.48)%		7.52%	(1.67)%	22.40	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$378,260		$326,445	$273,540		$367,502	$214,170	$4,186
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(E)	1.12%	1.12%		1.12%	1.15%	1.23	%(E)
Including waiver and/or reimbursement and recapture	1.11	%(E)	1.12%	1.11	%(C)	1.12%	1.15%	1.22	%(E)
Net investment income (loss) to average net assets	1.92	%(E)	1.48%	2.18	%(C)	1.78%	2.03%	2.16	%(E)
Portfolio turnover rate	10	%(D)	25%	20%		26%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica International Small Cap Value
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$13.70		$11.42	$12.43		$11.82	$12.25	$10.00
Investment operations:
Net investment income (loss) (B)	0.13		0.19	0.27	(C)	0.22	0.24	0.24
Net realized and unrealized gain (loss)	0.92		2.42	(0.56)		0.66	(0.43)	2.01
Total investment operations	1.05		2.61	(0.29)		0.88	(0.19)	2.25
Dividends and/or distributions to shareholders:
Net investment income	(0.43)		(0.25)	(0.30)		(0.18)	(0.15)	—
Net realized gains	—		(0.08)	(0.42)		(0.09)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.43)		(0.33)	(0.72)		(0.27)	(0.24)	—
Net asset value, end of period/year	$14.32		$13.70	$11.42		$12.43	$11.82	$12.25
Total return	7.82	%(D)	23.58%	(2.38)%		7.73%	(1.66)%	22.50	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$518,806		$525,571	$440,438		$598,764	$533,058	$207,569
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(E)	1.02%	1.02%		1.02%	1.05%	1.12	%(E)
Including waiver and/or reimbursement and recapture	1.01	%(E)	1.02%	1.01	%(C)	1.02%	1.05%	1.12	%(E)
Net investment income (loss) to average net assets	1.84	%(E)	1.56%	2.36	%(C)	1.84%	1.91%	2.63	%(E)
Portfolio turnover rate	10	%(D)	25%	20%		26%	21%	23	%(D)

(A)	Commenced operations on January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$13.56		$12.36	$12.71		$13.30	$14.24	$11.77
Investment operations:
Net investment income (loss) (A)	0.06		0.14	0.14	(B)	0.16	0.15	0.17
Net realized and unrealized gain (loss)	0.11		2.28	0.98		0.54	1.40	3.13
Total investment operations	0.17		2.42	1.12		0.70	1.55	3.30
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.17)	(0.15)		(0.15)	(0.17)	(0.19)
Net realized gains	(1.45)		(1.05)	(1.32)		(1.14)	(2.32)	(0.64)
Total dividends and/or distributions to shareholders	(1.51)		(1.22)	(1.47)		(1.29)	(2.49)	(0.83)
Net asset value, end of period/year	$12.22		$13.56	$12.36		$12.71	$13.30	$14.24
Total return (C)	1.11	%(D)	20.29%	9.83%		5.44%	12.09%	29.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$94,204		$103,851	$71,700		$31,566	$31,677	$8,605
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(E)	1.06%	1.05%		1.05%	1.07%	1.13%
Including waiver and/or reimbursement and recapture	1.09	%(E)	1.06%	1.04	%(B)	1.05%	1.07%	1.13%
Net investment income (loss) to average net assets	1.00	%(E)	1.11%	1.16	%(B)	1.23%	1.13%	1.32%
Portfolio turnover rate	69	%(D)	128%	127%		129%	87%	121%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$13.48		$12.31	$12.67		$13.26	$14.20	$11.76
Investment operations:
Net investment income (loss) (A)	0.02		0.04	0.05	(B)	0.06	0.06	0.09
Net realized and unrealized gain (loss)	0.11		2.27	0.98		0.55	1.39	3.12
Total investment operations	0.13		2.31	1.03		0.61	1.45	3.21
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.09)	(0.07)		(0.06)	(0.07)	(0.13)
Net realized gains	(1.45)		(1.05)	(1.32)		(1.14)	(2.32)	(0.64)
Total dividends and/or distributions to shareholders	(1.47)		(1.14)	(1.39)		(1.20)	(2.39)	(0.77)
Net asset value, end of period/year	$12.14		$13.48	$12.31		$12.67	$13.26	$14.20
Total return (C)	0.77	%(D)	19.37%	9.00%		4.68%	11.30%	28.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,342		$49,014	$22,482		$11,128	$9,402	$7,783
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.79	%(E)	1.79%	1.80%		1.81%	1.79%	1.79%
Including waiver and/or reimbursement and recapture	1.79	%(E)	1.79%	1.80	%(B)	1.81%	1.79%	1.79%
Net investment income (loss) to average net assets	0.30	%(E)	0.30%	0.43	%(B)	0.45%	0.49%	0.68%
Portfolio turnover rate	69	%(D)	128%	127%		129%	87%	121%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$13.64		$12.43	$12.77		$13.35	$14.28	$11.81
Investment operations:
Net investment income (loss) (A)	0.08		0.15	0.17	(B)	0.19	0.20	0.22
Net realized and unrealized gain (loss)	0.11		2.31	0.99		0.56	1.39	3.13
Total investment operations	0.19		2.46	1.16		0.75	1.59	3.35
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.20)	(0.18)		(0.19)	(0.20)	(0.24)
Net realized gains	(1.45)		(1.05)	(1.32)		(1.14)	(2.32)	(0.64)
Total dividends and/or distributions to shareholders	(1.53)		(1.25)	(1.50)		(1.33)	(2.52)	(0.88)
Net asset value, end of period/year	$12.30		$13.64	$12.43		$12.77	$13.35	$14.28
Total return	1.28	%(C)	20.55%	10.14%		5.78%	12.40%	30.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$292,315		$245,508	$56,161		$15,090	$13,348	$16,805
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.79%	0.79%		0.78%	0.79%	0.79%
Including waiver and/or reimbursement and recapture	0.80	%(D)	0.79%	0.78	%(B)	0.78%	0.79%	0.79%
Net investment income (loss) to average net assets	1.27	%(D)	1.17%	1.37	%(B)	1.49%	1.55%	1.64%
Portfolio turnover rate	69	%(C)	128%	127%		129%	87%	121%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Large Cap Value
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$13.63		$12.42	$12.76		$13.34	$14.27	$11.80
Investment operations:
Net investment income (loss) (A)	0.09		0.19	0.19	(B)	0.20	0.21	0.24
Net realized and unrealized gain (loss)	0.11		2.28	0.98		0.56	1.39	3.12
Total investment operations	0.20		2.47	1.17		0.76	1.60	3.36
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.21)	(0.19)		(0.20)	(0.21)	(0.25)
Net realized gains	(1.45)		(1.05)	(1.32)		(1.14)	(2.32)	(0.64)
Total dividends and/or distributions to shareholders	(1.54)		(1.26)	(1.51)		(1.34)	(2.53)	(0.89)
Net asset value, end of period/year	$12.29		$13.63	$12.42		$12.76	$13.34	$14.27
Total return	1.33	%(C)	20.66%	10.25%		5.90%	12.53%	30.25%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,690,797		$1,899,205	$1,898,665		$1,818,476	$1,739,472	$1,505,170
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(D)	0.69%	0.69%		0.68%	0.69%	0.69%
Including waiver and/or reimbursement and recapture	0.69	%(D)	0.69%	0.68	%(B)	0.68%	0.69%	0.69%
Net investment income (loss) to average net assets	1.42	%(D)	1.44%	1.60	%(B)	1.58%	1.59%	1.89%
Portfolio turnover rate	69	%(C)	128%	127%		129%	87%	121%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Large Cap Value
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$13.63		$12.42	$12.76		$13.07
Investment operations:
Net investment income (loss) (B)	0.08		0.17	0.15	(C)	0.08
Net realized and unrealized gain (loss)	0.12		2.30	1.02		(0.28	)(D)
Total investment operations	0.20		2.47	1.17		(0.20)
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.21)	(0.19)		(0.11)
Net realized gains	(1.45)		(1.05)	(1.32)		—
Total dividends and/or distributions to shareholders	(1.54)		(1.26)	(1.51)		(0.11)
Net asset value, end of period/year	$12.29		$13.63	$12.42		$12.76
Total return	1.33	%(E)	20.66%	10.25%		(1.53	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,742		$16,356	$3,391		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.69	%(F)	0.69%	0.69%		0.69	%(F)
Including waiver and/or reimbursement and recapture	0.69	%(F)	0.69%	0.68	%(C)	0.69	%(F)
Net investment income (loss) to average net assets	1.34	%(F)	1.29%	1.25	%(C)	1.48	%(F)
Portfolio turnover rate	69	%(E)	128%	127%		129	%(E)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Large Cap Value
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$13.57		$12.94
Investment operations:
Net investment income (loss) (B)	0.07		0.09
Net realized and unrealized gain (loss)	0.11		0.65
Total investment operations	0.18		0.74
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.11)
Net realized gains	(1.45)		—
Total dividends and/or distributions to shareholders	(1.52)		(0.11)
Net asset value, end of period	$12.23		$13.57
Total return (C)	1.21	%(D)	5.77	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets	0.93	%(E)	0.93	%(E)
Net investment income (loss) to average net assets	1.15	%(E)	1.13	%(E)
Portfolio turnover rate	69	%(D)	128%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Large Cap Value
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$13.70		$13.78
Investment operations:
Net investment income (loss) (B)	0.07		(0.02)
Net realized and unrealized gain (loss)	0.12		1.12
Total investment operations	0.19		1.10
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.13)
Net realized gains	(1.45)		(1.05)
Total dividends and/or distributions to shareholders	(1.53)		(1.18)
Net asset value, end of period	$12.36		$13.70
Total return	1.24	%(C)	8.62	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,968		$1,989
Expenses to average net assets	0.89	%(D)	0.88	%(D)
Net investment income (loss) to average net assets	1.17	%(D)	(0.17	)%(D)
Portfolio turnover rate	69	%(C)	128%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Large Core
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.02		$10.00
Investment operations:
Net investment income (loss) (B)	0.07		0.09
Net realized and unrealized gain (loss)	0.50		1.01
Total investment operations	0.57		1.10
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.08)
Net realized gains	(0.45)		—
Total dividends and/or distributions to shareholders	(0.52)		(0.08)
Net asset value, end of period	$11.07		$11.02
Total return	5.08	%(C)	11.09	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$200,640		$200,790
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(D)	0.72	%(D)
Including waiver and/or reimbursement and recapture	0.64	%(D)	0.64	%(D)
Net investment income (loss) to average net assets	1.25	%(D)	1.32	%(D)
Portfolio turnover rate	29	%(C)	41	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Large Core
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.01		$10.00
Investment operations:
Net investment income (loss) (B)	0.04		0.05
Net realized and unrealized gain (loss)	0.51		1.01
Total investment operations	0.55		1.06
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.05)
Net realized gains	(0.45)		—
Total dividends and/or distributions to shareholders	(0.49)		(0.05)
Net asset value, end of period	$11.07		$11.01
Total return	4.91	%(C)	10.68	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$75,955		$76,828
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(D)	1.22	%(D)
Including waiver and/or reimbursement and recapture	1.14	%(D)	1.14	%(D)
Net investment income (loss) to average net assets	0.75	%(D)	0.82	%(D)
Portfolio turnover rate	29	%(C)	41	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Core
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$11.01		$9.52		$8.98		$9.17	$8.05	$5.94	$5.15
Investment operations:
Net investment income (loss) (D)	0.06		0.09		0.15		0.10	0.06	0.09	0.09
Net realized and unrealized gain (loss)	0.50		1.50		0.54		(0.20)	1.12	2.11	0.79
Total investment operations	0.56		1.59		0.69		(0.10)	1.18	2.20	0.88
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.10)		(0.15)		(0.09)	(0.06)	(0.09)	(0.09)
Net realized gains	(0.45)		—		—		—	—	—	—
Total dividends and/or distributions to shareholders	(0.50)		(0.10)		(0.15)		(0.09)	(0.06)	(0.09)	(0.09)
Net asset value, end of period/year	$11.07		$11.01		$9.52		$8.98	$9.17	$8.05	$5.94
Total return	5.04	%(E)	16.72	%(E)	7.79%		(1.02)%	14.80%	37.13%	16.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,699		$11,636		$10,633		$11,995	$7,872	$7,478	$6,159
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(F)	1.05	%(F)	1.34%		1.28%	1.43%	1.46%	1.74%
Including waiver and/or reimbursement and recapture	0.89	%(F)	0.90	%(F)	0.90	%(G)	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	0.99	%(F)	1.10	%(F)	1.65%		1.04%	0.75%	1.16%	1.43%
Portfolio turnover rate	29	%(E)	41	%(E)	47%		64%	70%	116%	54%

(A)	Transamerica Partners Institutional Large Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Core, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017, the Fund underwent a 0.81-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods indicated:	Transamerica Large Growth
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.72		$10.00
Investment operations:
Net investment income (loss) (B)	0.01		0.03
Net realized and unrealized gain (loss)	0.91		1.72
Total investment operations	0.92		1.75
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.03)
Net realized gains	(0.45)		—
Total dividends and/or distributions to shareholders	(0.51)		(0.03)
Net asset value, end of period	$12.13		$11.72
Total return	7.98	%(C)	17.49	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$658,363		$666,225
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(D)	0.72	%(D)
Including waiver and/or reimbursement and recapture	0.65	%(D)	0.65	%(D)
Net investment income (loss) to average net assets	0.18	%(D)	0.40	%(D)
Portfolio turnover rate	18	%(C)	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Large Growth
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.71		$10.00
Investment operations:
Net investment income (loss) (B)	(0.02)		(0.01)
Net realized and unrealized gain (loss)	0.90		1.72
Total investment operations	0.88		1.71
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		—
Net realized gains	(0.45)		—
Total dividends and/or distributions to shareholders	(0.49)		—
Net asset value, end of period	$12.10		$11.71
Total return	7.63	%(C)	17.10	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$139,602		$146,404
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(D)	1.22	%(D)
Including waiver and/or reimbursement and recapture	1.20	%(D)	1.22	%(D)
Net investment income (loss) to average net assets	(0.37	)%(D)	(0.10	)%(D)
Portfolio turnover rate	18	%(C)	21	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Large Growth
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$11.72		$9.14		$9.08		$8.35	$7.57	$5.63	$4.93
Investment operations:
Net investment income (loss) (D)	(0.00	)(E)	0.01		0.01		0.01	0.01	0.02	0.03
Net realized and unrealized gain (loss)	0.90		2.58		0.06		0.73	0.78	1.94	0.70
Total investment operations	0.90		2.59		0.07		0.74	0.79	1.96	0.73
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		(0.01)		(0.01)		(0.01)	(0.01)	(0.02)	(0.03)
Net realized gains	(0.45)		—		—		—	—	—	—
Total dividends and/or distributions to shareholders	(0.49)		(0.01)		(0.01)		(0.01)	(0.01)	(0.02)	(0.03)
Net asset value, end of period/year	$12.13		$11.72		$9.14		$9.08	$8.35	$7.57	$5.63
Total return	7.88	%(F)	28.42	%(F)	0.84%		8.89%	10.46%	35.00%	14.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,341		$38,038		$82,546		$107,369	$110,430	$130,443	$137,751
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(G)	0.99	%(G)	1.01%		0.99%	1.01%	1.00%	1.01%
Including waiver and/or reimbursement and recapture	0.90	%(G)	0.90	%(G)	0.88	%(H)	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.07	)%(G)	0.14	%(G)	0.15%		0.07%	0.17%	0.32%	0.49%
Portfolio turnover rate	18	%(F)	21	%(F)	36%		33%	73%	49%	53%

(A)	Transamerica Partners Institutional Large Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Large Growth, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017, the Fund underwent a 1.35-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Large Value Opportunities
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.71		$10.00
Investment operations:
Net investment income (loss) (B)	0.09		0.08
Net realized and unrealized gain (loss)	0.20		0.71
Total investment operations	0.29		0.79
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.08)
Net realized gains	(0.18)		—
Total dividends and/or distributions to shareholders	(0.27)		(0.08)
Net asset value, end of period	$10.73		$10.71
Total return	2.62	%(C)	7.94	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$492,724		$520,709
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(D)	0.57	%(D)
Including waiver and/or reimbursement and recapture	0.49	%(D)	0.49	%(D)
Net investment income (loss) to average net assets	1.58	%(D)	1.69	%(D)
Portfolio turnover rate	23	%(C)	33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Large Value Opportunities
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.71		$10.00
Investment operations:
Net investment income (loss) (B)	0.06		0.08
Net realized and unrealized gain (loss)	0.20		0.69
Total investment operations	0.26		0.77
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.06)
Net realized gains	(0.18)		—
Total dividends and/or distributions to shareholders	(0.24)		(0.06)
Net asset value, end of period	$10.73		$10.71
Total return	2.37	%(C)	7.69	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$108,897		$113,861
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.04	%(D)	1.06	%(D)
Including waiver and/or reimbursement and recapture	0.99	%(D)	0.99	%(D)
Net investment income (loss) to average net assets	1.08	%(D)	1.36	%(D)
Portfolio turnover rate	23	%(C)	33	%(C)

(A)	Commenced operations on May 5, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Large Value Opportunities
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$10.71		$9.84		$9.18		$9.36	$8.63	$6.36
Investment operations:
Net investment income (loss) (D)	0.07		0.14		0.16		0.12	0.08	0.11
Net realized and unrealized gain (loss)	0.20		0.85		0.67		(0.18)	0.74	2.28
Total investment operations	0.27		0.99		0.83		(0.06)	0.82	2.39
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.12)		(0.17)		(0.12)	(0.09)	(0.12)
Net realized gains	(0.18)		—		—		—	—	—
Total dividends and/or distributions to shareholders	(0.25)		(0.12)		(0.17)		(0.12)	(0.09)	(0.12)
Net asset value, end of period/year	$10.73		$10.71		$9.84		$9.18	$9.36	$8.63
Total return	2.49	%(E)	9.99	%(E)	9.14%		(0.69)%	9.54%	37.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$42,258		$53,449		$99,292		$99,418	$102,791	$120,005
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(F)	0.83	%(F)	0.84%		0.83%	0.83%	0.83%
Including waiver and/or reimbursement and recapture	0.74	%(F)	0.74	%(F)	0.74	%(G)	0.75%	0.75%	0.75%
Net investment income (loss) to average net assets	1.32	%(F)	1.35	%(F)	1.80%		1.21%	0.96%	1.43%
Portfolio turnover rate	23	%(E)	33	%(E)	48%		65%	69%	99%

(A)	Transamerica Partners Institutional Large Value reorganized into the Fund on May 5, 2017. Prior to May 5, 2017, information provided reflects Transamerica Partners Institutional Large Value, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 5, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on May 5, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Class A
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.14		$13.12
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.01)
Net realized and unrealized gain (loss)	0.38		1.03
Total investment operations	0.37		1.02
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—
Net realized gains	(0.23)		—
Total dividends and/or distributions to shareholders	(0.24)		—
Net asset value, end of period	$14.27		$14.14
Total return (C)	2.47	%(D)	7.77	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10,338		$9,903
Expenses to average net assets	1.28	%(E)	1.30	%(E)
Net investment income (loss) to average net assets	(0.08	)%(E)	(0.10	)%(E)
Portfolio turnover rate	28	%(D)	30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Class C
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$13.77		$12.84
Investment operations:
Net investment income (loss) (B)	(0.06)		(0.07)
Net realized and unrealized gain (loss)	0.37		1.00
Total investment operations	0.31		0.93
Dividends and/or distributions to shareholders:
Net realized gains	(0.23)		—
Net asset value, end of period	$13.85		$13.77
Total return (C)	2.24	%(D)	7.24	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$1,375		$1,448
Expenses to average net assets	2.02	%(E)	2.05	%(E)
Net investment income (loss) to average net assets	(0.81	)%(E)	(0.85	)%(E)
Portfolio turnover rate	28	%(D)	30	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Class I
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.27		$13.21
Investment operations:
Net investment income (loss) (B)	0.02		0.02
Net realized and unrealized gain (loss)	0.38		1.04
Total investment operations	0.40		1.06
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—
Net realized gains	(0.23)		—
Total dividends and/or distributions to shareholders	(0.28)		—
Net asset value, end of period	$14.39		$14.27
Total return	2.79	%(C)	8.02	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$730		$664
Expenses to average net assets	0.99	%(D)	0.98	%(D)
Net investment income (loss) to average net assets	0.21	%(D)	0.22	%(D)
Portfolio turnover rate	28	%(C)	30	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.31		$13.24
Investment operations:
Net investment income (loss) (B)	0.02		0.03
Net realized and unrealized gain (loss)	0.41		1.04
Total investment operations	0.43		1.07
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		—
Net realized gains	(0.23)		—
Total dividends and/or distributions to shareholders	(0.29)		—
Net asset value, end of period	$14.45		$14.31
Total return	3.02	%(C)	8.08	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$155,629
Expenses to average net assets	0.86	%(D)	0.87	%(D)
Net investment income (loss) to average net assets	0.33	%(D)	0.35	%(D)
Portfolio turnover rate	28	%(C)	30	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.32		$13.24
Investment operations:
Net investment income (loss) (B)	0.03		0.04
Net realized and unrealized gain (loss)	0.39		1.04
Total investment operations	0.42		1.08
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—
Net realized gains	(0.23)		—
Total dividends and/or distributions to shareholders	(0.28)		—
Net asset value, end of period	$14.46		$14.32
Total return	2.90	%(C)	8.16	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$44,665		$48,330
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(D)	0.87	%(D)
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75	%(D)
Net investment income (loss) to average net assets	0.47	%(D)	0.50	%(D)
Portfolio turnover rate	28	%(C)	30	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.26		$13.24
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.01)
Net realized and unrealized gain (loss)	0.39		1.03
Total investment operations	0.38		1.02
Dividends and/or distributions to shareholders:
Net realized gains	(0.23)		—
Net asset value, end of period	$14.41		$14.26
Total return	2.65	%(C)	7.70	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$24,080		$26,153
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36	%(D)	1.37	%(D)
Including waiver and/or reimbursement and recapture	1.35	%(D)	1.35	%(D)
Net investment income (loss) to average net assets	(0.13	)%(D)	(0.16	)%(D)
Portfolio turnover rate	28	%(C)	30	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Growth
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$14.30		$12.70		$12.50		$15.44	$16.72	$16.25	$14.29
Investment operations:
Net investment income (loss) (D)	0.02		0.01		(0.01)		(0.05)	0.06	(0.04)	(0.01)
Net realized and unrealized gain (loss)	0.38		1.92		1.48		(0.24)	1.16	4.73	1.97
Total investment operations	0.40		1.93		1.47		(0.29)	1.22	4.69	1.96
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—		—		—	(0.07)	—	—
Net realized gains	(0.23)		(0.33)		(1.27)		(2.65)	(2.34)	(4.22)	—
Return of capital	—		—		—		—	(0.09)	—	—
Total dividends and/or distributions to shareholders	(0.24)		(0.33)		(1.27)		(2.65)	(2.50)	(4.22)	—
Net asset value, end of period/year	$14.46		$14.30		$12.70		$12.50	$15.44	$16.72	$16.25
Total return	2.82	%(E)	15.34	%(E)	12.13%		(1.60)%	7.83%	30.10%	13.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,501		$10,232		$16,767		$17,075	$22,686	$33,879	$37,985
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(F)	1.20	%(F)	1.36%		1.22%	1.24%	1.18%	1.19%
Including waiver and/or reimbursement and recapture	0.95	%(F)	0.98	%(F)(G)	0.95	%(H)	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	0.26	%(F)	0.13	%(F)	(0.09)%		(0.31)%	0.34%	(0.21)%	(0.09)%
Portfolio turnover rate	28	%(E)	30	%(E)	79%		70%	60%	234%	178%

(A)	Transamerica Partners Institutional Mid Growth reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Mid Growth, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017, the Fund underwent a 0.84-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.15		$13.15
Investment operations:
Net investment income (loss) (B)	0.01		0.00	(C)
Net realized and unrealized gain (loss)	0.38		1.00
Total investment operations	0.39		1.00
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		—
Net realized gains	(0.23)		—
Total dividends and/or distributions to shareholders	(0.25)		—
Net asset value, end of period	$14.29		$14.15
Total return (D)	2.74	%(E)	7.60	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets	1.11	%(F)	1.11	%(F)
Net investment income (loss) to average net assets	0.10	%(F)	0.03	%(F)
Portfolio turnover rate	28	%(E)	30	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Mid Cap Growth
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$14.26		$13.20
Investment operations:
Net investment income (loss) (B)	0.01		0.01
Net realized and unrealized gain (loss)	0.38		1.05
Total investment operations	0.39		1.06
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		–
Net realized gains	(0.23)		–
Total dividends and/or distributions to shareholders	(0.27)		–
Net asset value, end of period	$14.38		$14.26
Total return	2.70	%(C)	8.03	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$12		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.06	%(D)	1.06	%(D)
Including waiver and/or reimbursement and recapture	1.05	%(D)	1.04	%(D)
Net investment income (loss) to average net assets	0.16	%(D)	0.16	%(D)
Portfolio turnover rate	28	%(C)	30	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.86		$11.80	$11.37		$10.68	$10.00
Investment operations:
Net investment income (loss) (B)	0.06		0.07	0.06	(C)	0.11	0.07
Net realized and unrealized gain (loss)	0.40		0.95	0.78		0.68	0.69
Total investment operations	0.46		1.02	0.84		0.79	0.76
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.12)	(0.14)		(0.03)	(0.08)
Net realized gains	(0.83)		(0.84)	(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.92)		(0.96)	(0.41)		(0.10)	(0.08)
Net asset value, end of period/year	$11.40		$11.86	$11.80		$11.37	$10.68
Total return (D)	3.75	%(E)	8.77%	7.72%		7.50%	7.62	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$108,517		$116,047	$75,556		$18,794	$703
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.27	%(F)	1.09%	1.08%		1.05%	1.18	%(F)
Including waiver and/or reimbursement and recapture	1.20	%(F)	1.09%	1.08	%(C)	1.05%	1.18	%(F)
Net investment income (loss) to average net assets	0.96	%(F)	0.57%	0.55	%(C)	1.02%	1.38	%(F)
Portfolio turnover rate	37	%(E)	76%	95%		31%	23	%(E)

(A)	Commenced operations on April 30, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.71		$11.70	$11.31		$10.68	$10.00
Investment operations:
Net investment income (loss) (B)	0.02		(0.03)	(0.04	)(C)	0.03	0.04
Net realized and unrealized gain (loss)	0.39		0.95	0.79		0.68	0.69
Total investment operations	0.41		0.92	0.75		0.71	0.73
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.07)	(0.09)		(0.01)	(0.05)
Net realized gains	(0.83)		(0.84)	(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.85)		(0.91)	(0.36)		(0.08)	(0.05)
Net asset value, end of period/year	$11.27		$11.71	$11.70		$11.31	$10.68
Total return (D)	3.36	%(E)	7.95%	6.87%		6.72%	7.29	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,903		$17,808	$7,104		$1,241	$278
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.89	%(F)	1.89%	1.90%		1.80%	1.93	%(F)
Including waiver and/or reimbursement and recapture	1.89	%(F)	1.89%	1.90	%(C)	1.80%	1.93	%(F)
Net investment income (loss) to average net assets	0.29	%(F)	(0.29)%	(0.37	)%(C)	0.30%	0.71	%(F)
Portfolio turnover rate	37	%(E)	76%	95%		31%	23	%(E)

(A)	Commenced operations on April 30, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.93		$11.85	$11.41		$10.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.08		0.10	0.11	(C)	0.13	0.06
Net realized and unrealized gain (loss)	0.41		0.95	0.75		0.69	0.72
Total investment operations	0.49		1.05	0.86		0.82	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.13)	(0.15)		(0.03)	(0.09)
Net realized gains	(0.83)		(0.84)	(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.95)		(0.97)	(0.42)		(0.10)	(0.09)
Net asset value, end of period/year	$11.47		$11.93	$11.85		$11.41	$10.69
Total return	3.98	%(D)	8.94%	8.00%		7.78%	7.83	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$413,510		$394,378	$298,589		$147,712	$5,979
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(E)	0.86%	0.86%		0.84%	0.96	%(E)
Including waiver and/or reimbursement and recapture	0.85	%(E)	0.86%	0.86	%(C)	0.84%	0.95	%(E)
Net investment income (loss) to average net assets	1.34	%(E)	0.79%	0.97	%(C)	1.19%	1.13	%(E)
Portfolio turnover rate	37	%(D)	76%	95%		31%	23	%(D)

(A)	Commenced operations on April 30, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Mid Cap Value Opportunities
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014 (A)
Net asset value, beginning of period/year	$11.95		$11.87	$11.41		$10.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.08		0.11	0.15	(C)	0.16	0.09
Net realized and unrealized gain (loss)	0.41		0.95	0.74		0.67	0.69
Total investment operations	0.49		1.06	0.89		0.83	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.14)	(0.16)		(0.04)	(0.09)
Net realized gains	(0.83)		(0.84)	(0.27)		(0.07)	—
Total dividends and/or distributions to shareholders	(0.96)		(0.98)	(0.43)		(0.11)	(0.09)
Net asset value, end of period/year	$11.48		$11.95	$11.87		$11.41	$10.69
Total return	3.99	%(D)	9.09%	8.12%		7.80%	7.86	%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$293,146		$298,655	$323,275		$465,775	$166,170
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.76%	0.74%		0.74%	0.86	%(E)
Including waiver and/or reimbursement and recapture	0.75	%(E)	0.76%	0.74	%(C)	0.74%	0.86	%(E)
Net investment income (loss) to average net assets	1.43	%(E)	0.92%	1.37	%(C)	1.42%	1.71	%(E)
Portfolio turnover rate	37	%(D)	76%	95%		31%	23	%(D)

(A)	Commenced operations on April 30, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Mid Cap Value Opportunities
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.96		$11.93
Investment operations:
Net investment income (loss) (B)	0.09		0.06
Net realized and unrealized gain (loss)	0.40		(0.03	)(C)
Total investment operations	0.49		0.03
Dividends and/or distributions to shareholders:
Net investment income	(0.08)		—
Net realized gains	(0.83)		—
Total dividends and/or distributions to shareholders	(0.91)		—
Net asset value, end of period	$11.54		$11.96
Total return	4.02	%(D)	0.25	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$252,898		$275,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(E)	0.76	%(E)
Including waiver and/or reimbursement and recapture	0.70	%(E)	0.70	%(E)
Net investment income (loss) to average net assets	1.47	%(E)	0.79	%(E)
Portfolio turnover rate	37	%(D)	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Mid Cap Value Opportunities
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.92		$11.93
Investment operations:
Net investment income (loss) (B)	0.05		0.02
Net realized and unrealized gain (loss)	0.41		(0.03	)(C)
Total investment operations	0.46		(0.01)
Dividends and/or distributions to shareholders:
Net investment income	(0.03)		—
Net realized gains	(0.83)		—
Total dividends and/or distributions to shareholders	(0.86)		—
Net asset value, end of period	$11.52		$11.92
Total return	3.71	%(D)	(0.08	)%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$76,993		$88,909
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29	%(E)	1.27	%(E)
Including waiver and/or reimbursement and recapture	1.25	%(E)	1.25	%(E)
Net investment income (loss) to average net assets	0.91	%(E)	0.26	%(E)
Portfolio turnover rate	37	%(D)	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Mid Cap Value Opportunities
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.94		$11.93
Investment operations:
Net investment income (loss) (B)	0.07		0.04
Net realized and unrealized gain (loss)	0.41		(0.03	)(C)
Total investment operations	0.48		0.01
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		—
Net realized gains	(0.83)		—
Total dividends and/or distributions to shareholders	(0.89)		—
Net asset value, end of period	$11.53		$11.94
Total return	3.99	%(D)	0.08	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$395,252		$424,122
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00	%(E)	1.01	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	1.26	%(E)	0.58	%(E)
Portfolio turnover rate	37	%(D)	76	%(D)

(A)	Commenced operations on March 24, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Mid Cap Value Opportunities
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$12.03		$11.87	$11.87
Investment operations:
Net investment income (loss) (B)	0.09		0.08	0.01	(C)
Net realized and unrealized gain (loss)	0.40		0.98	(0.01	)(D)
Total investment operations	0.49		1.06	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.06)	—
Net realized gains	(0.83)		(0.84)	—
Total dividends and/or distributions to shareholders	(0.96)		(0.90)	—
Net asset value, end of period/year	$11.56		$12.03	$11.87
Total return	4.05	%(E)	9.09%	0.00	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,411		$16,391	$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(F)	0.76%	0.79	%(F)
Including waiver and/or reimbursement and recapture	0.75	%(F)	0.76%	0.78	%(C)(F)
Net investment income (loss) to average net assets	1.45	%(F)	0.68%	0.18	%(C)(F)
Portfolio turnover rate	37	%(E)	76%	95	%(E)

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Mid Cap Value Opportunities
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.87		$12.00
Investment operations:
Net investment income (loss) (B)	0.07		0.03
Net realized and unrealized gain (loss)	0.40		(0.16	)(C)
Total investment operations	0.47		(0.13)
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		—
Net realized gains	(0.83)		—
Total dividends and/or distributions to shareholders	(0.89)		—
Net asset value, end of period	$11.45		$11.87
Total return (D)	3.86	%(E)	(1.08	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(F)	1.00	%(F)
Including waiver and/or reimbursement and recapture	0.99	%(F)	1.00	%(F)
Net investment income (loss) to average net assets	1.19	%(F)	0.42	%(F)
Portfolio turnover rate	37	%(E)	76	%(E)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Mid Cap Value Opportunities
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.04		$12.56
Investment operations:
Net investment income (loss) (B)	0.07		0.08
Net realized and unrealized gain (loss)	0.42		0.25
Total investment operations	0.49		0.33
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.01)
Net realized gains	(0.83)		(0.84)
Total dividends and/or distributions to shareholders	(0.94)		(0.85)
Net asset value, end of period	$11.59		$12.04
Total return	3.92	%(C)	2.71	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(D)	0.96	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.95	%(D)
Net investment income (loss) to average net assets	1.23	%(D)	0.79	%(D)
Portfolio turnover rate	37	%(C)	76	%(C)

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.37		$7.59	$7.94		$11.62	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.01		0.15	0.24	(C)	0.29	0.26	0.13
Net realized and unrealized gain (loss)	(0.21)		0.04	(0.33	)(D)	(3.62)	1.40	0.20
Total investment operations	(0.20)		0.19	(0.09)		(3.33)	1.66	0.33
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.30)	(0.26)		(0.09)	(0.27)	(0.05)
Net realized gains	—		—	—		(0.07)	(0.05)	—
Return of capital	—		(0.11)	—		(0.19)	—	—
Total dividends and/or distributions to shareholders	(0.18)		(0.41)	(0.26)		(0.35)	(0.32)	(0.05)
Net asset value, end of period/year	$6.99		$7.37	$7.59		$7.94	$11.62	$10.28
Total return (E)	(2.76	)%(F)	2.30%	(0.87)%		(29.17)%	16.36%	3.35	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,435		$32,083	$43,221		$46,624	$64,300	$16,419
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.64	%(G)	1.58%	1.57%		1.52%	1.54%	1.65	%(G)
Including waiver and/or reimbursement and recapture	1.60	%(G)	1.58%	1.56	%(C)	1.52%	1.54%	1.65	%(G)
Net investment income (loss) to average net assets	0.20	%(G)	1.97%	3.50	%(C)	2.84%	2.24%	2.67	%(G)
Portfolio turnover rate	10	%(F)	41%	79%		67%	46%	28	%(F)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.34		$7.55	$7.91		$11.57	$10.25	$10.00
Investment operations:
Net investment income (loss) (B)	(0.02)		0.09	0.19	(C)	0.21	0.17	0.09
Net realized and unrealized gain (loss)	(0.22)		0.05	(0.35	)(D)	(3.60)	1.41	0.20
Total investment operations	(0.24)		0.14	(0.16)		(3.39)	1.58	0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.25)	(0.20)		(0.06)	(0.21)	(0.04)
Net realized gains	—		—	—		(0.07)	(0.05)	—
Return of capital	—		(0.10)	—		(0.14)	—	—
Total dividends and/or distributions to shareholders	(0.14)		(0.35)	(0.20)		(0.27)	(0.26)	(0.04)
Net asset value, end of period/year	$6.96		$7.34	$7.55		$7.91	$11.57	$10.25
Total return (E)	(3.06	)%(F)	1.64%	(1.79)%		(29.61)%	15.59%	2.90	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,101		$23,673	$31,067		$37,877	$53,064	$5,008
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.44	%(G)	2.36%	2.36%		2.27%	2.26%	2.39	%(G)
Including waiver and/or reimbursement and recapture	2.35	%(G)	2.35%	2.35	%(C)	2.27%	2.26%	2.35	%(G)
Net investment income (loss) to average net assets	(0.51	)%(G)	1.10%	2.73	%(C)	2.11%	1.47%	1.71	%(G)
Portfolio turnover rate	10	%(F)	41%	79%		67%	46%	28	%(F)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.37		$7.59	$7.95		$11.63	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.05		0.16	0.26	(C)	0.31	0.29	0.14
Net realized and unrealized gain (loss)	(0.24)		0.05	(0.34	)(D)	(3.61)	1.41	0.20
Total investment operations	(0.19)		0.21	(0.08)		(3.30)	1.70	0.34
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.31)	(0.28)		(0.10)	(0.30)	(0.06)
Net realized gains	—		—	—		(0.07)	(0.05)	—
Return of capital	—		(0.12)	—		(0.21)	—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.43)	(0.28)		(0.38)	(0.35)	(0.06)
Net asset value, end of period/year	$6.99		$7.37	$7.59		$7.95	$11.63	$10.28
Total return	(2.62	)%(E)	2.61%	(0.68)%		(28.92)%	16.69%	3.40	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,134		$48,023	$39,716		$63,695	$112,833	$9,582
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.33	%(F)	1.29%	1.26%		1.23%	1.27%	1.42	%(F)
Including waiver and/or reimbursement and recapture	1.33	%(F)	1.29%	1.25	%(C)	1.23%	1.27%	1.35	%(F)
Net investment income (loss) to average net assets	1.35	%(F)	2.05%	3.79	%(C)	3.08%	2.52%	2.82	%(F)
Portfolio turnover rate	10	%(E)	41%	79%		67%	46%	28	%(E)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica MLP & Energy Income
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013 (A)
Net asset value, beginning of period/year	$7.38		$7.60	$7.95		$11.63	$10.28	$10.00
Investment operations:
Net investment income (loss) (B)	0.01		0.17	0.25	(C)	0.33	0.31	0.12
Net realized and unrealized gain (loss)	(0.21)		0.05	(0.31	)(D)	(3.62)	1.40	0.22
Total investment operations	(0.20)		0.22	(0.06)		(3.29)	1.71	0.34
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.32)	(0.29)		(0.10)	(0.31)	(0.06)
Net realized gains	—		—	—		(0.07)	(0.05)	—
Return of capital	—		(0.12)	—		(0.22)	—	—
Total dividends and/or distributions to shareholders	(0.19)		(0.44)	(0.29)		(0.39)	(0.36)	(0.06)
Net asset value, end of period/year	$6.99		$7.38	$7.60		$7.95	$11.63	$10.28
Total return	(2.69	)%(E)	2.70%	(0.45)%		(28.84)%	16.79%	3.42	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$192,360		$209,277	$268,516		$346,050	$463,787	$206,668
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.23	%(F)	1.19%	1.16%		1.14%	1.17%	1.29	%(F)
Including waiver and/or reimbursement and recapture	1.22	%(F)	1.19%	1.15	%(C)	1.14%	1.17%	1.29	%(F)
Net investment income (loss) to average net assets	0.21	%(F)	2.18%	3.69	%(C)	3.26%	2.73%	2.29	%(F)
Portfolio turnover rate	10	%(E)	41%	79%		67%	46%	28	%(E)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica MLP & Energy Income
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$7.46		$8.10
Investment operations:
Net investment income (loss) (B)	(0.01)		0.03
Net realized and unrealized gain (loss)	(0.20)		(0.45	)(C)
Total investment operations	(0.21)		(0.42)
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.16)
Return of capital	—		(0.06)
Total dividends and/or distributions to shareholders	(0.18)		(0.22)
Net asset value, end of period	$7.07		$7.46
Total return (D)	(2.78	)%(E)	(5.27	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$9		$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47	%(F)	1.44	%(F)
Including waiver and/or reimbursement and recapture	1.47	%(F)	1.44	%(F)
Net investment income (loss) to average net assets	(0.14	)%(F)	0.57	%(F)
Portfolio turnover rate	10	%(E)	41%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods indicated:	Transamerica MLP & Energy Income
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$7.47		$7.99
Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	0.12
Net realized and unrealized gain (loss)	(0.20)		(0.32	)(D)
Total investment operations	(0.20)		(0.20)
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.23)
Return of capital	—		(0.09)
Total dividends and/or distributions to shareholders	(0.18)		(0.32)
Net asset value, end of period	$7.09		$7.47
Total return	(2.61	)%(E)	(2.63	)%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.43	%(F)	1.38	%(F)
Including waiver and/or reimbursement and recapture	1.35	%(F)	1.35	%(F)
Net investment income (loss) to average net assets	(0.02	)%(F)	1.66	%(F)
Portfolio turnover rate	10	%(E)	41%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$7.08		$7.20	$8.99		$11.29	$10.73	$8.15
Investment operations:
Net investment income (loss) (A)	(0.01)		(0.01)	(0.03	)(B)	(0.09)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.39		1.34	(0.93)		(0.99)	1.05	2.71
Total investment operations	0.38		1.33	(0.96)		(1.08)	1.01	2.68
Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.00	)(C)	—	—	(0.02)
Net realized gains	(0.36)		(1.45)	(0.83)		(1.22)	(0.45)	(0.08)
Total dividends and/or distributions to shareholders	(0.36)		(1.45)	(0.83)		(1.22)	(0.45)	(0.10)
Net asset value, end of period/year	$7.10		$7.08	$7.20		$8.99	$11.29	$10.73
Total return (D)	5.30	%(E)	21.44%	(12.04)%		(10.56)%	9.57%	33.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$50,286		$50,449	$46,433		$71,255	$104,933	$105,245
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.45	%(F)	1.48%	1.44%		1.35%	1.37%	1.46%
Including waiver and/or reimbursement and recapture	1.25	%(F)	1.25%	1.32	%(B)	1.35%	1.37%	1.46%
Net investment income (loss) to average net assets	(0.24	)%(F)	(0.14)%	(0.38	)%(B)	(0.94)%	(0.39)%	(0.27)%
Portfolio turnover rate	14	%(E)	16%	101%		27%	53%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$5.46		$5.90	$7.57		$9.78	$9.43	$7.21
Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.08	)(B)	(0.16)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	0.30		1.06	(0.76)		(0.83)	0.92	2.39
Total investment operations	0.27		1.01	(0.84)		(0.99)	0.80	2.30
Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.00	)(C)	—	—	—
Net realized gains	(0.36)		(1.45)	(0.83)		(1.22)	(0.45)	(0.08)
Total dividends and/or distributions to shareholders	(0.36)		(1.45)	(0.83)		(1.22)	(0.45)	(0.08)
Net asset value, end of period/year	$5.37		$5.46	$5.90		$7.57	$9.78	$9.43
Total return (D)	4.82	%(E)	20.55%	(12.78)%		(11.37)%	8.63%	32.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$531		$657	$1,141		$2,257	$4,079	$5,507
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.96	%(F)	2.78%	2.52%		2.30%	2.23%	2.27%
Including waiver and/or reimbursement and recapture	2.00	%(F)	2.00%	2.14	%(B)	2.30%	2.23%	2.27%
Net investment income (loss) to average net assets	(0.99	)%(F)	(0.88)%	(1.22	)%(B)	(1.90)%	(1.27)%	(1.06)%
Portfolio turnover rate	14	%(E)	16%	101%		27%	53%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$5.54		$5.97	$7.64		$9.85	$9.48	$7.25
Investment operations:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.07	)(B)	(0.15)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	0.30		1.07	(0.77)		(0.84)	0.93	2.40
Total investment operations	0.27		1.02	(0.84)		(0.99)	0.82	2.31
Dividends and/or distributions to shareholders:
Net realized gains	(0.36)		(1.45)	(0.83)		(1.22)	(0.45)	(0.08)
Net asset value, end of period/year	$5.45		$5.54	$5.97		$7.64	$9.85	$9.48
Total return (C)	4.75	%(D)	20.54%	(12.64)%		(11.27)%	8.80%	32.19%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,813		$7,943	$7,695		$10,378	$13,296	$13,099
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.14	%(E)	2.16%	2.19%		2.15%	2.14%	2.25%
Including waiver and/or reimbursement and recapture	2.00	%(E)	2.00%	2.07	%(B)	2.15%	2.14%	2.25%
Net investment income (loss) to average net assets	(0.99	)%(E)	(0.89)%	(1.14	)%(B)	(1.74)%	(1.16)%	(1.06)%
Portfolio turnover rate	14	%(D)	16%	101%		27%	53%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$7.83		$7.81	$9.65		$11.98	$11.32		$8.61
Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.01	(0.00	)(B)(C)	(0.06)	(0.00	)(B)	0.02
Net realized and unrealized gain (loss)	0.43		1.47	(1.01)		(1.05)	1.11		2.85
Total investment operations	0.43		1.48	(1.01)		(1.11)	1.11		2.87
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		(0.01)	(0.00	)(B)	—	—		(0.08)
Net realized gains	(0.36)		(1.45)	(0.83)		(1.22)	(0.45)		(0.08)
Total dividends and/or distributions to shareholders	(0.37)		(1.46)	(0.83)		(1.22)	(0.45)		(0.16)
Net asset value, end of period/year	$7.89		$7.83	$7.81		$9.65	$11.98		$11.32
Total return	5.38	%(D)	21.71%	(11.71)%		(10.17)%	9.97%		33.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,364		$59,218	$38,914		$51,011	$65,747		$68,609
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(E)	0.94%	0.99%		1.00%	0.99%		1.01%
Including waiver and/or reimbursement and recapture	0.94	%(E)	0.94%	0.96	%(C)	1.00%	0.99%		1.01%
Net investment income (loss) to average net assets	0.07	%(E)	0.17%	(0.03	)%(C)	(0.58)%	(0.02)%		0.22%
Portfolio turnover rate	14	%(D)	16%	101%		27%	53%		45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Cap Growth
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$7.96		$7.92	$9.76		$12.10	$11.41	$8.68
Investment operations:
Net investment income (loss) (A)	0.01		0.03	0.01	(B)	(0.05)	0.02	0.03
Net realized and unrealized gain (loss)	0.43		1.48	(1.02)		(1.06)	1.12	2.87
Total investment operations	0.44		1.51	(1.01)		(1.11)	1.14	2.90
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.02)	—		(0.01)	—	(0.09)
Net realized gains	(0.36)		(1.45)	(0.83)		(1.22)	(0.45)	(0.08)
Total dividends and/or distributions to shareholders	(0.38)		(1.47)	(0.83)		(1.23)	(0.45)	(0.17)
Net asset value, end of period/year	$8.02		$7.96	$7.92		$9.76	$12.10	$11.41
Total return	5.44	%(C)	21.90%	(11.56)%		(10.05)%	10.16%	34.04%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$190,071		$139,215	$164,552		$312,108	$593,507	$529,348
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.79	%(D)	0.78%	0.81%		0.83%	0.83%	0.84%
Including waiver and/or reimbursement and recapture	0.79	%(D)	0.78%	0.78	%(B)	0.83%	0.83%	0.84%
Net investment income (loss) to average net assets	0.22	%(D)	0.33%	0.15	%(B)	(0.43)%	0.14%	0.32%
Portfolio turnover rate	14	%(C)	16%	101%		27%	53%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.03% higher and 0.03% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Multi-Cap Growth
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$7.08		$6.57
Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	(0.00	)(C)
Net realized and unrealized gain (loss)	0.38		0.51
Total investment operations	0.38		0.51
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	—
Net realized gains	(0.36)		—
Total dividends and/or distributions to shareholders	(0.36)		—
Net asset value, end of period	$7.10		$7.08
Total return (D)	5.29	%(E)	7.76	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets	1.03	%(F)	1.02	%(F)
Net investment income (loss) to average net assets	(0.02	)%(F)	(0.02	)%(F)
Portfolio turnover rate	14	%(E)	16%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Multi-Cap Growth
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$7.84		$8.21
Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)
Net realized and unrealized gain (loss)	0.41		1.08
Total investment operations	0.41		1.08
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	—
Net realized gains	(0.36)		(1.45)
Total dividends and/or distributions to shareholders	(0.36)		(1.45)
Net asset value, end of period	$7.89		$7.84
Total return	5.21	%(D)	15.82	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$12		$11
Expenses to average net assets	0.99	%(E)	0.98	%(E)
Net investment income (loss) to average net assets	0.02	%(E)	0.06	%(E)
Portfolio turnover rate	14	%(D)	16%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$27.90		$24.88	$24.86		$25.61	$24.23		$22.15
Investment operations:
Net investment income (loss) (A)	0.17		0.28	0.25	(B)	0.24	0.24	(C)	0.23	(C)
Net realized and unrealized gain (loss)	0.03		3.15	0.61		0.41	2.57		2.88
Total investment operations	0.20		3.43	0.86		0.65	2.81		3.11
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.32)	(0.26)		(0.25)	(0.31)		(0.25)
Net realized gains	(0.59)		(0.09)	(0.58)		(1.15)	(1.12)		(0.78)
Total dividends and/or distributions to shareholders	(0.75)		(0.41)	(0.84)		(1.40)	(1.43)		(1.03)
Net asset value, end of period/year	$27.35		$27.90	$24.88		$24.86	$25.61		$24.23
Total return (D)	0.68	%(E)	13.89%	3.57%		2.58%	12.11%		14.61%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$530,304		$573,224	$406,606		$210,457	$174,817		$152,382
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02	%(F)	1.03%	1.10%		1.14%	1.23	%(G)	1.36	%(G)
Including waiver and/or reimbursement and recapture	1.02	%(F)	1.03%	1.08	%(B)	1.14%	1.23	%(G)	1.36	%(G)
Net investment income (loss) to average net assets	1.21	%(F)	1.07%	1.04	%(B)	0.97%	1.00	%(C)	0.99	%(C)
Portfolio turnover rate	26	%(E)	39%	35%		39%	102	%(H)	126	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class B
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$27.72		$24.72		$24.70		$25.45	$24.09		$22.01
Investment operations:
Net investment income (loss) (A)	0.01		(0.00	)(B)	0.01	(C)	0.01	0.02	(D)	0.03	(D)
Net realized and unrealized gain (loss)	0.03		3.12		0.59		0.40	2.55		2.87
Total investment operations	0.04		3.12		0.60		0.41	2.57		2.90
Dividends and/or distributions to shareholders:
Net investment income	—		(0.03)		(0.00	)(B)	(0.01)	(0.09)		(0.04)
Net realized gains	(0.59)		(0.09)		(0.58)		(1.15)	(1.12)		(0.78)
Total dividends and/or distributions to shareholders	(0.59)		(0.12)		(0.58)		(1.16)	(1.21)		(0.82)
Net asset value, end of period/year	$27.17		$27.72		$24.72		$24.70	$25.45		$24.09
Total return (E)	0.10	%(F)	12.63%		2.52%		1.62%	11.07%		13.66%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,400		$2,242		$3,470		$5,344	$6,579		$8,186
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.31	%(G)	2.14%		2.12%		2.08%	2.15	%(H)	2.24	%(H)
Including waiver and/or reimbursement and recapture	2.15	%(G)	2.14%		2.11	%(C)	2.08%	2.15	%(H)	2.24	%(H)
Net investment income (loss) to average net assets	0.09	%(G)	(0.01)%		0.06	%(C)	0.05%	0.10	%(D)	0.13	%(D)
Portfolio turnover rate	26	%(F)	39%		35%		39%	102	%(I)	126	%(I)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$27.41		$24.45	$24.44		$25.21	$23.88		$21.85
Investment operations:
Net investment income (loss) (A)	0.06		0.08	0.08	(B)	0.07	0.08	(C)	0.08	(C)
Net realized and unrealized gain (loss)	0.04		3.09	0.59		0.40	2.53		2.85
Total investment operations	0.10		3.17	0.67		0.47	2.61		2.93
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.12)	(0.08)		(0.09)	(0.16)		(0.12)
Net realized gains	(0.59)		(0.09)	(0.58)		(1.15)	(1.12)		(0.78)
Total dividends and/or distributions to shareholders	(0.65)		(0.21)	(0.66)		(1.24)	(1.28)		(0.90)
Net asset value, end of period/year	$26.86		$27.41	$24.45		$24.44	$25.21		$23.88
Total return (D)	0.32	%(E)	13.02%	2.84%		1.87%	11.38%		13.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$212,389		$222,884	$208,410		$184,907	$132,473		$95,601
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.79	%(F)	1.79%	1.83%		1.84%	1.90	%(G)	1.98	%(G)
Including waiver and/or reimbursement and recapture	1.79	%(F)	1.79%	1.82	%(B)	1.84%	1.90	%(G)	1.98	%(G)
Net investment income (loss) to average net assets	0.44	%(F)	0.32%	0.33	%(B)	0.27%	0.32	%(C)	0.36	%(C)
Portfolio turnover rate	26	%(E)	39%	35%		39%	102	%(H)	126	%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$28.03		$24.99	$24.96		$25.70	$24.31		$22.22
Investment operations:
Net investment income (loss) (A)	0.20		0.34	0.32	(B)	0.31	0.33	(C)	0.32	(C)
Net realized and unrealized gain (loss)	0.03		3.16	0.60		0.42	2.57		2.89
Total investment operations	0.23		3.50	0.92		0.73	2.90		3.21
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.37)	(0.31)		(0.32)	(0.39)		(0.34)
Net realized gains	(0.59)		(0.09)	(0.58)		(1.15)	(1.12)		(0.78)
Total dividends and/or distributions to shareholders	(0.78)		(0.46)	(0.89)		(1.47)	(1.51)		(1.12)
Net asset value, end of period/year	$27.48		$28.03	$24.99		$24.96	$25.70		$24.31
Total return	0.79	%(D)	14.13%	3.83%		2.90%	12.46%		15.07%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$243,536		$266,637	$208,512		$199,378	$176,667		$174,902
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.82%	0.84%		0.86%	0.92	%(F)	0.98	%(F)
Including waiver and/or reimbursement and recapture	0.81	%(E)	0.82%	0.84	%(B)	0.86%	0.92	%(F)	0.98	%(F)
Net investment income (loss) to average net assets	1.42	%(E)	1.28%	1.32	%(B)	1.26%	1.32	%(C)	1.39	%(C)
Portfolio turnover rate	26	%(D)	39%	35%		39%	102	%(G)	126	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Multi-Managed Balanced
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$28.03		$24.99	$24.95		$25.40
Investment operations:
Net investment income (loss) (B)	0.21		0.37	0.25	(C)	0.13
Net realized and unrealized gain (loss)	0.05		3.16	0.71		(0.40	)(D)
Total investment operations	0.26		3.53	0.96		(0.27)
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.40)	(0.34)		(0.18)
Net realized gains	(0.59)		(0.09)	(0.58)		—
Total dividends and/or distributions to shareholders	(0.80)		(0.49)	(0.92)		(0.18)
Net asset value, end of period/year	$27.49		$28.03	$24.99		$24.95
Total return	0.88	%(E)	14.25%	3.99%		(1.07	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,261		$9,749	$6,316		$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70	%(F)	0.71%	0.73%		0.75	%(F)
Including waiver and/or reimbursement and recapture	0.70	%(F)	0.71%	0.73	%(C)	0.75	%(F)
Net investment income (loss) to average net assets	1.53	%(F)	1.39%	1.02	%(C)	1.19	%(F)
Portfolio turnover rate	26	%(E)	39%	35%		39%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Multi-Managed Balanced
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$27.97		$26.50
Investment operations:
Net investment income (loss) (B)	0.18		0.17
Net realized and unrealized gain (loss)	0.03		1.48
Total investment operations	0.21		1.65
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.18)
Net realized gains	(0.59)		—
Total dividends and/or distributions to shareholders	(0.76)		(0.18)
Net asset value, end of period	$27.42		$27.97
Total return (C)	0.73	%(D)	6.24	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(E)	0.95	%(E)
Including waiver and/or reimbursement and recapture	0.94	%(E)	0.95	%(E)
Net investment income (loss) to average net assets	1.28	%(E)	1.03	%(E)
Portfolio turnover rate	26	%(D)	39%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Multi-Managed Balanced
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$28.08		$26.63
Investment operations:
Net investment income (loss) (B)	0.18		0.20
Net realized and unrealized gain (loss)	0.05		1.45
Total investment operations	0.23		1.65
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.20)
Net realized gains	(0.59)		—
Total dividends and/or distributions to shareholders	(0.78)		(0.20)
Net asset value, end of period	$27.53		$28.08
Total return	0.77	%(C)	6.20	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$44		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90	%(D)	0.90	%(D)
Including waiver and/or reimbursement and recapture	0.90	%(D)	0.90	%(D)
Net investment income (loss) to average net assets	1.31	%(D)	1.11	%(D)
Portfolio turnover rate	26	%(C)	39%

(A)	Commenced operations on March 3, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
Class A
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.22	$10.23	$10.19	$10.37	$10.45	$10.51
Investment operations:
Net investment income (loss) (A)	0.10	0.19	0.20	(B)	0.20	0.21	0.25
Net realized and unrealized gain (loss)	(0.13)	0.01	0.06	(0.15)	0.00	(C)	0.01
Total investment operations	(0.03)	0.20	0.26	0.05	0.21	0.26
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.21)	(0.20)	(0.21)	(0.23)	(0.27)
Net realized gains	—	—	—	(0.02)	(0.06)	(0.05)
Return of capital	—	—	(0.02)	—	—	—
Total dividends and/or distributions to shareholders	(0.10)	(0.21)	(0.22)	(0.23)	(0.29)	(0.32)
Net asset value, end of period/year	$10.09	$10.22	$10.23	$10.19	$10.37	$10.45
Total return (D)	(0.28	)%(E)	1.90%	2.60%	0.53%	1.97%	2.46%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$828,714	$940,515	$934,615	$976,715	$1,012,764	$953,044
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85	%(F)	0.84%	0.85%	0.84%	0.86%	0.88%
Including waiver and/or reimbursement and recapture	0.85	%(F)	0.84%	0.84	%(B)	0.84%	0.84%	0.83%
Net investment income (loss) to average net assets	1.98	%(F)	1.84%	1.95	%(B)	1.94%	2.05%	2.38%
Portfolio turnover rate	29	%(E)	52%	45%	66%	52%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.20		$10.21	$10.17		$10.35	$10.43	$10.49
Investment operations:
Net investment income (loss) (A)	0.06		0.11	0.12	(B)	0.12	0.14	0.17
Net realized and unrealized gain (loss)	(0.13)		0.01	0.06		(0.14)	(0.01)	0.01
Total investment operations	(0.07)		0.12	0.18		(0.02)	0.13	0.18
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.13)	(0.12)		(0.14)	(0.15)	(0.19)
Net realized gains	—		—	—		(0.02)	(0.06)	(0.05)
Return of capital	—		—	(0.02)		—	—	—
Total dividends and/or distributions to shareholders	(0.06)		(0.13)	(0.14)		(0.16)	(0.21)	(0.24)
Net asset value, end of period/year	$10.07		$10.20	$10.21		$10.17	$10.35	$10.43
Total return (C)	(0.66	)%(D)	1.12%	1.82%		(0.23)%	1.20%	1.67%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$458,787		$517,918	$621,425		$721,293	$847,407	$867,319
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.62	%(E)	1.61%	1.61%		1.60%	1.59%	1.60%
Including waiver and/or reimbursement and recapture	1.62	%(E)	1.61%	1.60	%(B)	1.60%	1.59%	1.60%
Net investment income (loss) to average net assets	1.22	%(E)	1.07%	1.18	%(B)	1.19%	1.30%	1.63%
Portfolio turnover rate	29	%(D)	52%	45%		66%	52%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.05		$10.05	$10.01		$10.19	$10.27	$10.33
Investment operations:
Net investment income (loss) (A)	0.11		0.20	0.21	(B)	0.22	0.23	0.26
Net realized and unrealized gain (loss)	(0.13)		0.02	0.07		(0.15)	(0.01)	0.01
Total investment operations	(0.02)		0.22	0.28		0.07	0.22	0.27
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.22)	(0.21)		(0.23)	(0.24)	(0.28)
Net realized gains	—		—	—		(0.02)	(0.06)	(0.05)
Return of capital	—		—	(0.03)		—	—	—
Total dividends and/or distributions to shareholders	(0.11)		(0.22)	(0.24)		(0.25)	(0.30)	(0.33)
Net asset value, end of period/year	$9.92		$10.05	$10.05		$10.01	$10.19	$10.27
Total return	(0.19	)%(C)	2.21%	2.82%		0.71%	2.18%	2.66%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,402,935		$1,312,220	$979,858		$822,063	$804,004	$485,299
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64	%(D)	0.64%	0.64%		0.63%	0.63%	0.63%
Including waiver and/or reimbursement and recapture	0.64	%(D)	0.64%	0.63	%(B)	0.63%	0.63%	0.63%
Net investment income (loss) to average net assets	2.20	%(D)	2.04%	2.15	%(B)	2.15%	2.25%	2.58%
Portfolio turnover rate	29	%(C)	52%	45%		66%	52%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Short-Term Bond
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$10.04		$10.04	$10.01		$10.18	$10.27	$10.32
Investment operations:
Net investment income (loss) (A)	0.11		0.22	0.22	(B)	0.23	0.24	0.28
Net realized and unrealized gain (loss)	(0.12)		0.01	0.06		(0.14)	(0.02)	0.01
Total investment operations	(0.01)		0.23	0.28		0.09	0.22	0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.22)		(0.24)	(0.25)	(0.29)
Net realized gains	—		—	—		(0.02)	(0.06)	(0.05)
Return of capital	—		—	(0.03)		—	—	—
Total dividends and/or distributions to shareholders	(0.12)		(0.23)	(0.25)		(0.26)	(0.31)	(0.34)
Net asset value, end of period/year	$9.91		$10.04	$10.04		$10.01	$10.18	$10.27
Total return	(0.14	)%(C)	2.31%	2.81%		0.91%	2.18%	2.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$413,901		$427,397	$282,016		$1,223,002	$1,400,475	$1,561,883
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(D)	0.54%	0.54%		0.53%	0.53%	0.53%
Including waiver and/or reimbursement and recapture	0.54	%(D)	0.54%	0.54	%(B)	0.53%	0.53%	0.53%
Net investment income (loss) to average net assets	2.31	%(D)	2.15%	2.21	%(B)	2.25%	2.37%	2.71%
Portfolio turnover rate	29	%(C)	52%	45%		66%	52%	73%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Short-Term Bond
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.03		$10.04	$10.01		$10.12
Investment operations:
Net investment income (loss) (B)	0.12		0.21	0.23	(C)	0.09
Net realized and unrealized gain (loss)	(0.12)		0.01	0.05		(0.10)
Total investment operations	0.00	(D)	0.22	0.28		(0.01)
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.22)		(0.10)
Return of capital	—		—	(0.03)		—
Total dividends and/or distributions to shareholders	(0.12)		(0.23)	(0.25)		(0.10)
Net asset value, end of period/year	$9.91		$10.03	$10.04		$10.01
Total return	(0.03	)%(E)	2.21%	2.82%		(0.09	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,703		$1,412	$372		$50
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54	%(F)	0.54%	0.54%		0.53	%(F)
Including waiver and/or reimbursement and recapture	0.54	%(F)	0.54%	0.52	%(C)	0.53	%(F)
Net investment income (loss) to average net assets	2.47	%(F)	2.14%	2.26	%(C)	2.22	%(F)
Portfolio turnover rate	29	%(E)	52%	45%		66	%(E)

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Short-Term Bond
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.22		$10.19
Investment operations:
Net investment income (loss) (B)	0.10		0.12
Net realized and unrealized gain (loss)	(0.12)		0.04
Total investment operations	(0.02)		0.16
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.13)
Net asset value, end of period	$10.09		$10.22
Total return (C)	(0.25	)%(D)	1.55	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets	0.78	%(E)	0.79	%(E)
Net investment income (loss) to average net assets	2.06	%(E)	1.83	%(E)
Portfolio turnover rate	29	%(D)	52	%(D)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Short-Term Bond
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.05		$9.98
Investment operations:
Net investment income (loss) (B)	0.11		0.17
Net realized and unrealized gain (loss)	(0.11)		0.08
Total investment operations	0.00	(C)	0.25
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.18)
Net asset value, end of period	$9.94		$10.05
Total return	(0.04	)%(D)	2.55	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,873		$41
Expenses to average net assets	0.74	%(E)	0.74	%(E)
Net investment income (loss) to average net assets	2.18	%(E)	1.94	%(E)
Portfolio turnover rate	29	%(D)	52	%(D)

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Core
	Class A
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.72		$11.36
Investment operations:
Net investment income (loss) (B)	0.03		0.02
Net realized and unrealized gain (loss)	0.18		0.34
Total investment operations	0.21		0.36
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		—
Net realized gains	(0.37)		—
Total dividends and/or distributions to shareholders	(0.52)		—
Net asset value, end of period	$11.41		$11.72
Total return (C)	1.26	%(D)	3.17	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$3,090		$3,490
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36	%(E)	1.35	%(E)
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.30	%(E)
Net investment income (loss) to average net assets	0.51	%(E)	0.22	%(E)
Portfolio turnover rate	37	%(D)	53	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Core
	Class C
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.54		$11.24
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.04)
Net realized and unrealized gain (loss)	0.17		0.34
Total investment operations	0.16		0.30
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		—
Net realized gains	(0.37)		—
Total dividends and/or distributions to shareholders	(0.43)		—
Net asset value, end of period	$11.27		$11.54
Total return (C)	1.31	%(D)	2.67	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$661		$638
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.09	%(E)	2.07	%(E)
Including waiver and/or reimbursement and recapture	2.05	%(E)	2.05	%(E)
Net investment income (loss) to average net assets	(0.23	)%(E)	(0.49	)%(E)
Portfolio turnover rate	37	%(D)	53	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Core
	Class I
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.78		$11.40
Investment operations:
Net investment income (loss) (B)	0.04		0.04
Net realized and unrealized gain (loss)	0.18		0.34
Total investment operations	0.22		0.38
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		—
Net realized gains	(0.37)		—
Total dividends and/or distributions to shareholders	(0.55)		—
Net asset value, end of period	$11.45		$11.78
Total return	1.76	%(C)	3.33	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$1,740		$1,689
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(D)	0.99	%(D)
Including waiver and/or reimbursement and recapture	1.05	%(D)(E)	1.05	%(D)
Net investment income (loss) to average net assets	0.77	%(D)	0.48	%(D)
Portfolio turnover rate	37	%(C)	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Core
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.79		$11.40
Investment operations:
Net investment income (loss) (B)	0.05		0.05
Net realized and unrealized gain (loss)	0.18		0.34
Total investment operations	0.23		0.39
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		—
Net realized gains	(0.37)		—
Total dividends and/or distributions to shareholders	(0.56)		—
Net asset value, end of period	$11.46		$11.79
Total return	1.83	%(C)	3.42	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$24,300		$29,564
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(D)	0.85	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.93	%(D)
Net investment income (loss) to average net assets	0.87	%(D)	0.63	%(D)
Portfolio turnover rate	37	%(C)	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Core
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.80		$11.40
Investment operations:
Net investment income (loss) (B)	0.06		0.05
Net realized and unrealized gain (loss)	0.17		0.35
Total investment operations	0.23		0.40
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		—
Net realized gains	(0.37)		—
Total dividends and/or distributions to shareholders	(0.44)		—
Net asset value, end of period	$11.59		$11.80
Total return	1.86	%(C)	3.51	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$145,702		$153,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95	%(D)	0.98	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.85	%(D)
Net investment income (loss) to average net assets	0.96	%(D)	0.70	%(D)
Portfolio turnover rate	37	%(C)	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Core
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.75		$11.40
Investment operations:
Net investment income (loss) (B)	0.02		0.01
Net realized and unrealized gain (loss)	0.18		0.34
Total investment operations	0.20		0.35
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		—
Net realized gains	(0.37)		—
Total dividends and/or distributions to shareholders	(0.39)		—
Net asset value, end of period	$11.56		$11.75
Total return	1.59	%(C)	3.07	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$48,508		$53,017
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.44	%(D)	1.48	%(D)
Including waiver and/or reimbursement and recapture	1.44	%(D)	1.48	%(D)
Net investment income (loss) to average net assets	0.37	%(D)	0.08	%(D)
Portfolio turnover rate	37	%(C)	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Core
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$11.78		$11.53		$9.45		$10.57	$10.25	$7.73	$6.79
Investment operations:
Net investment income (loss) (D)	0.04		0.04		0.08		0.08	0.08	0.04	0.06
Net realized and unrealized gain (loss)	0.18		0.22		2.08		(1.11)	0.32	2.52	0.94
Total investment operations	0.22		0.26		2.16		(1.03)	0.40	2.56	1.00
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.01)		(0.08)		(0.09)	(0.08)	(0.04)	(0.06)
Net realized gains	(0.37)		—		—		—	—	—	—
Total dividends and/or distributions to shareholders	(0.42)		(0.01)		(0.08)		(0.09)	(0.08)	(0.04)	(0.06)
Net asset value, end of period/year	$11.58		$11.78		$11.53		$9.45	$10.57	$10.25	$7.73
Total return	1.74	%(E)	2.27	%(E)	23.08%		(9.72)%	3.94%	33.23%	14.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,703		$8,970		$14,540		$12,719	$27,550	$30,567	$32,600
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(F)	1.30	%(F)	1.50%		1.32%	1.28%	1.27%	1.31%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.11	%(F)(G)	1.07	%(H)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	0.71	%(F)	0.34	%(F)	0.80%		0.82%	0.78%	0.46%	0.85%
Portfolio turnover rate	37	%(E)	53	%(E)	122%		132%	148%	195%	59%

(A)	Transamerica Partners Institutional Small Core reorganized into the Fund on March 10, 2017. Prior to March 10, 2017, information provided reflects Transamerica Partners Institutional Small Core, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective March 10, 2017, the Fund underwent a 1.44-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on March 10, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Core
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.72		$11.58
Investment operations:
Net investment income (loss) (B)	0.04		0.02
Net realized and unrealized gain (loss)	0.18		0.12
Total investment operations	0.22		0.14
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—
Net realized gains	(0.37)		—
Total dividends and/or distributions to shareholders	(0.42)		—
Net asset value, end of period	$11.52		$11.72
Total return (C)	1.75	%(D)	1.21	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.18	%(E)	1.23	%(E)
Including waiver and/or reimbursement and recapture	1.18	%(E)	1.23	%(E)
Net investment income (loss) to average net assets	0.62	%(E)	0.25	%(E)
Portfolio turnover rate	37	%(D)	53	%(D)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Core
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.80		$11.43
Investment operations:
Net investment income (loss) (B)	0.04		0.03
Net realized and unrealized gain (loss)	0.19		0.34
Total investment operations	0.23		0.37
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		—
Net realized gains	(0.37)		—
Total dividends and/or distributions to shareholders	(0.55)		—
Net asset value, end of period	$11.48		$11.80
Total return	1.84	%(C)	3.24	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15	%(D)	1.09	%(D)
Including waiver and/or reimbursement and recapture	1.05	%(D)	1.05	%(D)
Net investment income (loss) to average net assets	0.76	%(D)	0.49	%(D)
Portfolio turnover rate	37	%(C)	53	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class A
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$6.89		$12.15		$12.82		$12.87	$12.37	$9.38
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.06)		(0.10	)(B)	(0.03)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	0.28		2.42		0.49		1.03	0.61	3.07
Total investment operations	0.26		2.36		0.39		1.00	0.50	2.99
Dividends and/or distributions to shareholders:
Net investment income	—		—		—		—	—	(0.00	)(C)
Net realized gains	(0.68)		(7.62)		(1.06)		(1.05)	—	—
Total dividends and/or distributions to shareholders	(0.68)		(7.62)		(1.06)		(1.05)	—	(0.00	)(C)
Net asset value, end of period/year	$6.47		$6.89		$12.15		$12.82	$12.87	$12.37
Total return (D)	3.54	%(E)	26.31%		3.42%		8.27%	4.04%	31.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,151		$15,520		$8,835		$2,882	$862	$591
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.46	%(F)	1.51%		1.36%		1.30%	1.35%	1.29%
Including waiver and/or reimbursement and recapture	1.40	%(F)	1.41	%(G)	1.35	%(B)	1.30%	1.35%	1.29%
Net investment income (loss) to average net assets	(0.60	)%(F)	(0.92)%		(0.82	)%(B)	(0.26)%	(0.87)%	(0.70)%
Portfolio turnover rate	21	%(E)	80%		43%		60%	73%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenes incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class C
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$6.35		$11.77		$12.55		$12.70	$12.28	$9.37
Investment operations:
Net investment income (loss) (A)	(0.04)		(0.10)		(0.18	)(B)	(0.15)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	0.27		2.30		0.46		1.05	0.61	3.05
Total investment operations	0.23		2.20		0.28		0.90	0.42	2.91
Dividends and/or distributions to shareholders:
Net realized gains	(0.68)		(7.62)		(1.06)		(1.05)	—	—
Net asset value, end of period/year	$5.90		$6.35		$11.77		$12.55	$12.70	$12.28
Total return (C)	3.87	%(D)	25.22%		2.56%		7.54%	3.42%	31.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,960		$3,588		$1,369		$1,380	$628	$404
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.18	%(E)	2.23%		2.10%		2.02%	1.99%	1.95%
Including waiver and/or reimbursement and recapture	2.15	%(E)	2.16	%(F)	2.09	%(B)	2.02%	1.99%	1.95%
Net investment income (loss) to average net assets	(1.38	)%(E)	(1.69)%		(1.54	)%(B)	(1.20)%	(1.51)%	(1.32)%
Portfolio turnover rate	21	%(D)	80%		43%		60%	73%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reorganization expenes incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$7.09		$12.30		$12.94		$12.94	$12.39	$9.39
Investment operations:
Net investment income (loss) (A)	(0.01)		(0.05)		(0.06	)(B)	(0.06)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	0.30		2.46		0.48		1.11	0.62	3.05
Total investment operations	0.29		2.41		0.42		1.05	0.55	3.01
Dividends and/or distributions to shareholders:
Net investment income	—		—		—		—	—	(0.01)
Net realized gains	(0.68)		(7.62)		(1.06)		(1.05)	—	—
Total dividends and/or distributions to shareholders	(0.68)		(7.62)		(1.06)		(1.05)	—	(0.01)
Net asset value, end of period/year	$6.70		$7.09		$12.30		$12.94	$12.94	$12.39
Total return	4.35	%(C)	26.40%		3.64%		8.63%	4.44%	32.08%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,676		$27,564		$2,042		$2,540	$510	$490
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15	%(D)	1.18%		1.03%		1.00%	1.03%	1.02%
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.16	%(E)	1.03	%(B)	1.00%	1.03%	1.04%
Net investment income (loss) to average net assets	(0.37	)%(D)	(0.69)%		(0.48	)%(B)	(0.44)%	(0.54)%	(0.41)%
Portfolio turnover rate	21	%(C)	80%		43%		60%	73%	74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenes incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Transamerica Small Cap Growth
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$7.18		$12.36	$12.99		$12.97	$12.41		$9.39
Investment operations:
Net investment income (loss) (A)	(0.01)		(0.04)	(0.04	)(B)	0.01	(0.05)		(0.04)
Net realized and unrealized gain (loss)	0.30		2.48	0.47		1.06	0.61		3.07
Total investment operations	0.29		2.44	0.43		1.07	0.56		3.03
Dividends and/or distributions to shareholders:
Net investment income	—		—	—		—	(0.00	)(C)	(0.01)
Net realized gains	(0.68)		(7.62)	(1.06)		(1.05)	—		—
Total dividends and/or distributions to shareholders	(0.68)		(7.62)	(1.06)		(1.05)	(0.00	)(C)	(0.01)
Net asset value, end of period/year	$6.79		$7.18	$12.36		$12.99	$12.97		$12.41
Total return	4.30	%(D)	26.63%	3.71%		8.78%	4.51%		32.32%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,787		$47,690	$53,790		$539,006	$528,891		$562,770
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(E)	1.09%	0.92%		0.89%	0.89%		0.90%
Including waiver and/or reimbursement and recapture	1.05	%(E)	1.09%	0.91	%(B)	0.89%	0.89%		0.91%
Net investment income (loss) to average net assets	(0.25	)%(E)	(0.57)%	(0.32	)%(B)	0.07%	(0.41)%		(0.33)%
Portfolio turnover rate	21	%(D)	80%	43%		60%	73%		74%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Growth
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$7.19		$6.44
Investment operations:
Net investment income (loss) (B)	(0.00	)(C)	(0.02)
Net realized and unrealized gain (loss)	0.29		0.77
Total investment operations	0.29		0.75
Dividends and/or distributions to shareholders:
Net realized gains	(0.68)		—
Net asset value, end of period	$6.80		$7.19
Total return	4.29	%(D)	11.65	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$32,923		$34,587
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(E)	1.07	%(E)
Including waiver and/or reimbursement and recapture	0.90	%(E)	0.90	%(E)
Net investment income (loss) to average net assets	(0.12	)%(E)	(0.47	)%(E)
Portfolio turnover rate	21	%(D)	80	%(D)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Growth
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$7.16		$6.44
Investment operations:
Net investment income (loss) (B)	(0.03)		(0.05)
Net realized and unrealized gain (loss)	0.30		0.77
Total investment operations	0.27		0.72
Dividends and/or distributions to shareholders:
Net realized gains	(0.68)		—
Net asset value, end of period	$6.75		$7.16
Total return	4.01	%(C)	11.18	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$16,495		$17,479
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.55	%(D)	1.57	%(D)
Including waiver and/or reimbursement and recapture	1.55	%(D)	1.55	%(D)
Net investment income (loss) to average net assets	(0.76	)%(D)	(1.17	)%(D)
Portfolio turnover rate	21	%(C)	80	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Growth
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$7.18		$6.44
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.03)
Net realized and unrealized gain (loss)	0.29		0.77
Total investment operations	0.28		0.74
Dividends and/or distributions to shareholders:
Net realized gains	(0.68)		—
Net asset value, end of period	$6.78		$7.18
Total return	4.14	%(C)	11.49	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$6,468		$5,943
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.30	%(D)	1.32	%(D)
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.15	%(D)
Net investment income (loss) to average net assets	(0.38	)%(D)	(0.77	)%(D)
Portfolio turnover rate	21	%(C)	80	%(C)

(A)	Commenced operations on March 10, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and year indicated:	Transamerica Small Cap Growth
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016 (A)
Net asset value, beginning of period/year	$7.18		$12.36	$12.65
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.04)	(0.01	)(C)
Net realized and unrealized gain (loss)	0.30		2.48	(0.28	)(D)
Total investment operations	0.29		2.44	(0.29)
Dividends and/or distributions to shareholders:
Net realized gains	(0.68)		(7.62)	—
Net asset value, end of period/year	$6.79		$7.18	$12.36
Total return	4.30	%(E)	26.63%	(2.29	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$65		$62	$49
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(F)	1.09%	0.97	%(F)
Including waiver and/or reimbursement and recapture	1.05	%(F)	1.09%	0.95	%(C)(F)
Net investment income (loss) to average net assets	(0.27	)%(F)	(0.58)%	(0.37	)%(C)(F)
Portfolio turnover rate	21	%(E)	80%	43%

(A)	Commenced operations on July 25, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Growth
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$6.89		$6.31
Investment operations:
Net investment income (loss) (B)	(0.02)		(0.04)
Net realized and unrealized gain (loss)	0.29		0.62
Total investment operations	0.27		0.58
Dividends and/or distributions to shareholders:
Net realized gains	(0.68)		—
Net asset value, end of period	$6.48		$6.89
Total return (C)	4.18	%(D)	9.19	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$91		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29	%(E)	1.32	%(E)
Including waiver and/or reimbursement and recapture	1.29	%(E)	1.32	%(E)
Net investment income (loss) to average net assets	(0.71	)%(E)	(0.96	)%(E)
Portfolio turnover rate	21	%(D)	80	%(D)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Growth
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$7.10		$13.84
Investment operations:
Net investment income (loss) (B)	(0.01)		(0.04)
Net realized and unrealized gain (loss)	0.29		0.92
Total investment operations	0.28		0.88
Dividends and/or distributions to shareholders:
Net realized gains	(0.68)		(7.62)
Net asset value, end of period	$6.70		$7.10
Total return	4.19	%(C)	12.50	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$14		$16
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.25	%(D)	1.28	%(D)
Including waiver and/or reimbursement and recapture	1.15	%(D)	1.16	%(D)(E)
Net investment income (loss) to average net assets	(0.35	)%(D)	(0.71	)%(D)
Portfolio turnover rate	21	%(C)	80	%(C)

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenes incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Class A
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.94		$11.07
Investment operations:
Net investment income (loss) (B)	0.01		0.01
Net realized and unrealized gain (loss)	(0.35)		0.86
Total investment operations	(0.34)		0.87
Dividends and/or distributions to shareholders:
Net investment income	(0.01)		—
Net realized gains	(0.47)		—
Total dividends and/or distributions to shareholders	(0.48)		—
Net asset value, end of period	$11.12		$11.94
Total return (C)	(3.19	)%(D)	7.76	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,648		$2,757
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.52	%(E)	1.49	%(E)
Including waiver and/or reimbursement and recapture	1.30	%(E)	1.30	%(E)
Net investment income (loss) to average net assets	0.24	%(E)	0.19	%(E)
Portfolio turnover rate	40	%(D)	35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Class C
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.85		$11.03
Investment operations:
Net investment income (loss) (B)	(0.03)		(0.03)
Net realized and unrealized gain (loss)	(0.35)		0.85
Total investment operations	(0.38)		0.82
Dividends and/or distributions to shareholders:
Net realized gains	(0.47)		—
Net asset value, end of period	$11.00		$11.85
Total return (D)	(3.40	)%(C)	7.34	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$834		$891
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.10	%(E)	2.05	%(E)
Including waiver and/or reimbursement and recapture	2.05	%(E)	2.05	%(E)
Net investment income (loss) to average net assets	(0.51	)%(E)	(0.56	)%(E)
Portfolio turnover rate	40	%(C)	35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Class I
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.03		$11.14
Investment operations:
Net investment income (loss) (B)	0.03		0.00	(C)
Net realized and unrealized gain (loss)	(0.35)		0.89
Total investment operations	(0.32)		0.89
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—
Net realized gains	(0.47)		—
Total dividends and/or distributions to shareholders	(0.52)		—
Net asset value, end of period	$11.19		$12.03
Total return	(2.87	)%(D)	7.89	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$2,138		$2,521
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11	%(E)	1.05	%(E)
Including waiver and/or reimbursement and recapture	1.05	%(E)	1.05	%(E)
Net investment income (loss) to average net assets	0.51	%(E)	0.01	%(E)
Portfolio turnover rate	40	%(D)	35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.04		$11.15
Investment operations:
Net investment income (loss) (B)	0.03		0.03
Net realized and unrealized gain (loss)	(0.35)		0.86
Total investment operations	(0.32)		0.89
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—
Net realized gains	(0.47)		—
Total dividends and/or distributions to shareholders	(0.52)		—
Net asset value, end of period	$11.20		$12.04
Total return	(2.82	)%(C)	7.89	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$231,772		$255,161
Expenses to average net assets	1.01	%(D)	0.93	%(D)
Net investment income (loss) to average net assets	0.55	%(D)	0.55	%(D)
Portfolio turnover rate	40	%(C)	35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Class I3
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.05		$11.15
Investment operations:
Net investment income (loss) (B)	0.04		0.05
Net realized and unrealized gain (loss)	(0.35)		0.85
Total investment operations	(0.31)		0.90
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		—
Net realized gains	(0.47)		—
Total dividends and/or distributions to shareholders	(0.51)		—
Net asset value, end of period	$11.23		$12.05
Total return	(2.80	)%(C)	8.07	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$31,026		$35,000
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01	%(D)	0.94	%(D)
Including waiver and/or reimbursement and recapture	0.85	%(D)	0.85	%(D)
Net investment income (loss) to average net assets	0.70	%(D)	0.82	%(D)
Portfolio turnover rate	40	%(C)	35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Class R
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.01		$11.15
Investment operations:
Net investment income (loss) (B)	0.00	(C)	0.00	(C)
Net realized and unrealized gain (loss)	(0.35)		0.86
Total investment operations	(0.35)		0.86
Dividends and/or distributions to shareholders:
Net realized gains	(0.47)		—
Net asset value, end of period	$11.19		$12.01
Total return	(3.09	)%(D)	7.71	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10,632		$11,811
Expenses to average net assets	1.50	%(E)	1.43	%(E)
Net investment income (loss) to average net assets	0.05	%(E)	0.01	%(E)
Portfolio turnover rate	40	%(D)	35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Small Cap Value
	Class R4
	April 30, 2018 (unaudited)		October 31, 2017 (A) (B) (C)		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$12.01		$11.25		$9.52		$10.23	$9.62	$7.24	$6.31
Investment operations:
Net investment income (loss) (D)	0.03		0.01		0.06		0.07	0.07	0.03	0.08
Net realized and unrealized gain (loss)	(0.36)		0.76		1.75		(0.72)	0.61	2.42	0.91
Total investment operations	(0.33)		0.77		1.81		(0.65)	0.68	2.45	0.99
Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)		(0.08)		(0.06)	(0.07)	(0.07)	(0.06)
Net realized gains	(0.47)		—		—		—	—	—	—
Total dividends and/or distributions to shareholders	(0.47)		(0.01)		(0.08)		(0.06)	(0.07)	(0.07)	(0.06)
Net asset value, end of period/year	$11.21		$12.01		$11.25		$9.52	$10.23	$9.62	$7.24
Total return	(2.92	)%(E)	6.85	%(E)	19.24%		(6.33)%	7.08%	33.88%	15.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$332		$345		$7,065		$6,709	$8,537	$11,948	$13,475
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(F)	2.06	%(F)	1.72%		1.73%	1.67%	1.41%	1.47%
Including waiver and/or reimbursement and recapture	1.10	%(F)	1.17	%(F)(G)	1.11	%(G)(H)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	0.44	%(F)	0.06	%(F)	0.67%		0.73%	0.73%	0.31%	1.22%
Portfolio turnover rate	40	%(E)	35	%(E)	89%		133%	18%	16%	15%

(A)	Transamerica Partners Institutional Small Value reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Small Value, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 2.16-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. Prior to the closing of the applicable Transamerica Partners reorganization as of the close of business on April 21, 2017, the accounting and performance survivor operated as a feeder in a master-feeder structure and invested all of its investable assets in a corresponding Series Portfolio. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.
(H)	Includes reimbursement of custody fees at the underlying Series Portfolio level.

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.10		$11.20
Investment operations:
Net investment income (loss) (B)	0.03		0.00	(C)
Net realized and unrealized gain (loss)	(0.35)		0.90
Total investment operations	(0.32)		0.90
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—
Net realized gains	(0.47)		—
Total dividends and/or distributions to shareholders	(0.52)		—
Net asset value, end of period	$11.26		$12.10
Total return	(2.88	)%(D)	7.93	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$59		$61
Expenses to average net assets	1.01	%(E)	0.93	%(E)
Net investment income (loss) to average net assets	0.53	%(E)	0.55	%(E)
Portfolio turnover rate	40	%(D)	35	%(D)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.95		$11.07
Investment operations:
Net investment income (loss) (B)	0.02		0.02
Net realized and unrealized gain (loss)	(0.35)		0.86
Total investment operations	(0.33)		0.88
Dividends and/or distributions to shareholders:
Net investment income	(0.02)		—
Net realized gains	(0.47)		—
Total dividends and/or distributions to shareholders	(0.49)		—
Net asset value, end of period	$11.13		$11.95
Total return (C)	(2.96	)%(D)	7.75	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets	1.25	%(E)	1.16	%(E)
Net investment income (loss) to average net assets	0.29	%(E)	0.31	%(E)
Portfolio turnover rate	40	%(D)	35	%(D)

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small Cap Value
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$12.12		$11.22
Investment operations:
Net investment income (loss) (B)	0.03		0.03
Net realized and unrealized gain (loss)	(0.36)		0.87
Total investment operations	(0.33)		0.90
Dividends and/or distributions to shareholders:
Net investment income	(0.04)		—
Net realized gains	(0.47)		—
Total dividends and/or distributions to shareholders	(0.51)		—
Net asset value, end of period	$11.28		$12.12
Total return	(2.92	)%(C)	7.93	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$10		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21	%(D)	1.12	%(D)
Including waiver and/or reimbursement and recapture	1.05	%(D)	1.05	%(D)
Net investment income (loss) to average net assets	0.49	%(D)	0.43	%(D)
Portfolio turnover rate	40	%(C)	35	%(C)

(A)	Commenced operations on April 21, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$29.46		$25.09	$26.18		$28.88	$29.05	$21.86
Investment operations:
Net investment income (loss) (A)	0.11		0.03	0.24	(B)	0.05	0.07	0.11
Net realized and unrealized gain (loss)	0.89		5.92	0.87		0.04	2.18	7.18
Total investment operations	1.00		5.95	1.11		0.09	2.25	7.29
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.22)	(0.03)		(0.03)	(0.10)	(0.10)
Net realized gains	(3.54)		(1.36)	(2.17)		(2.76)	(2.32)	—
Total dividends and/or distributions to shareholders	(3.60)		(1.58)	(2.20)		(2.79)	(2.42)	(0.10)
Net asset value, end of period/year	$26.86		$29.46	$25.09		$26.18	$28.88	$29.05
Total return (C)	3.21	%(D)	24.23%	4.69%		0.17%	8.13%	33.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$342,313		$362,890	$338,577		$400,506	$473,644	$519,376
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.28	%(E)	1.28%	1.34%		1.31%	1.30%	1.38%
Including waiver and/or reimbursement and recapture	1.28	%(E)	1.28%	1.33	%(B)	1.31%	1.30%	1.38%
Net investment income (loss) to average net assets	0.77	%(E)	0.09%	0.99	%(B)	0.20%	0.24%	0.44%
Portfolio turnover rate	29	%(D)	104%	74%		68%	96%	97%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$26.45		$22.64	$23.98		$26.83	$27.23	$20.55
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.16)	0.03	(B)	(0.12)	(0.12)	(0.05)
Net realized and unrealized gain (loss)	0.82		5.33	0.80		0.03	2.04	6.73
Total investment operations	0.80		5.17	0.83		(0.09)	1.92	6.68
Dividends and/or distributions to shareholders:
Net realized gains	(3.54)		(1.36)	(2.17)		(2.76)	(2.32)	—
Net asset value, end of period/year	$23.71		$26.45	$22.64		$23.98	$26.83	$27.23
Total return (C)	2.78	%(D)	23.29%	3.90%		(0.56)%	7.38%	32.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,456		$5,617	$9,174		$18,644	$27,010	$32,286
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.17	%(E)	2.04%	2.09%		2.02%	2.01%	2.08%
Including waiver and/or reimbursement and recapture	2.15	%(E)	2.04%	2.08	%(B)	2.02%	2.01%	2.08%
Net investment income (loss) to average net assets	(0.12	)%(E)	(0.64)%	0.16	%(B)	(0.49)%	(0.47)%	(0.22)%
Portfolio turnover rate	29	%(D)	104%	74%		68%	96%	97%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$26.07		$22.37	$23.70		$26.54	$26.95		$20.33
Investment operations:
Net investment income (loss) (A)	0.01		(0.15)	0.07	(B)	(0.12)	(0.12)		(0.05)
Net realized and unrealized gain (loss)	0.79		5.28	0.77		0.04	2.03		6.67
Total investment operations	0.80		5.13	0.84		(0.08)	1.91		6.62
Dividends and/or distributions to shareholders:
Net investment income	—		(0.07)	—		—	(0.00	)(C)	—
Net realized gains	(3.54)		(1.36)	(2.17)		(2.76)	(2.32)		—
Total dividends and/or distributions to shareholders	(3.54)		(1.43)	(2.17)		(2.76)	(2.32)		—
Net asset value, end of period/year	$23.33		$26.07	$22.37		$23.70	$26.54		$26.95
Total return (D)	2.83	%(E)	23.43%	3.99%		(0.53)%	7.42%		32.56%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$226,268		$241,737	$237,404		$278,388	$314,999		$288,038
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.96	%(F)	1.95%	2.02%		1.98%	1.97%		2.03%
Including waiver and/or reimbursement and recapture	1.96	%(F)	1.95%	2.01	%(B)	1.98%	1.97%		2.03%
Net investment income (loss) to average net assets	0.09	%(F)	(0.59)%	0.31	%(B)	(0.47)%	(0.44)%		(0.20)%
Portfolio turnover rate	29	%(E)	104%	74%		68%	96%		97%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$30.40		$25.84	$26.91		$29.63	$29.74	$22.38
Investment operations:
Net investment income (loss) (A)	0.16		0.10	0.34	(B)	0.16	0.17	0.22
Net realized and unrealized gain (loss)	0.91		6.14	0.89		0.03	2.24	7.34
Total investment operations	1.07		6.24	1.23		0.19	2.41	7.56
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.32)	(0.13)		(0.15)	(0.20)	(0.20)
Net realized gains	(3.54)		(1.36)	(2.17)		(2.76)	(2.32)	—
Total dividends and/or distributions to shareholders	(3.71)		(1.68)	(2.30)		(2.91)	(2.52)	(0.20)
Net asset value, end of period/year	$27.76		$30.40	$25.84		$26.91	$29.63	$29.74
Total return	3.38	%(C)	24.68%	5.06%		0.51%	8.51%	34.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$251,994		$242,460	$158,538		$188,583	$235,418	$180,096
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94	%(D)	0.94%	0.98%		0.95%	0.96%	0.98%
Including waiver and/or reimbursement and recapture	0.94	%(D)	0.94%	0.97	%(B)	0.95%	0.96%	0.98%
Net investment income (loss) to average net assets	1.11	%(D)	0.35%	1.35	%(B)	0.57%	0.57%	0.84%
Portfolio turnover rate	29	%(C)	104%	74%		68%	96%	97%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Small/Mid Cap Value
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$30.45		$25.88	$26.95		$29.68	$29.78	$22.41
Investment operations:
Net investment income (loss) (A)	0.17		0.15	0.36	(B)	0.18	0.20	0.25
Net realized and unrealized gain (loss)	0.92		6.12	0.90		0.03	2.25	7.34
Total investment operations	1.09		6.27	1.26		0.21	2.45	7.59
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.34)	(0.16)		(0.18)	(0.23)	(0.22)
Net realized gains	(3.54)		(1.36)	(2.17)		(2.76)	(2.32)	—
Total dividends and/or distributions to shareholders	(3.73)		(1.70)	(2.33)		(2.94)	(2.55)	(0.22)
Net asset value, end of period/year	$27.81		$30.45	$25.88		$26.95	$29.68	$29.78
Total return	3.43	%(C)	24.80%	5.18%		0.57%	8.63%	34.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,799		$20,628	$18,082		$19,012	$22,282	$21,692
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(D)	0.84%	0.88%		0.86%	0.85%	0.87%
Including waiver and/or reimbursement and recapture	0.84	%(D)	0.84%	0.87	%(B)	0.86%	0.85%	0.87%
Net investment income (loss) to average net assets	1.21	%(D)	0.51%	1.46	%(B)	0.66%	0.68%	0.96%
Portfolio turnover rate	29	%(C)	104%	74%		68%	96%	97%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the periods and years indicated:	Transamerica Small/Mid Cap Value
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$30.56		$25.97	$26.95		$28.36
Investment operations:
Net investment income (loss) (B)	0.18		0.10	0.44	(C)	0.05
Net realized and unrealized gain (loss)	0.93		6.19	0.82		(1.46	)(D)
Total investment operations	1.11		6.29	1.26		(1.41)
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.34)	(0.07)		—
Net realized gains	(3.54)		(1.36)	(2.17)		—
Total dividends and/or distributions to shareholders	(3.74)		(1.70)	(2.24)		—
Net asset value, end of period/year	$27.93		$30.56	$25.97		$26.95
Total return	3.45	%(E)	24.79%	5.18%		(4.97	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,110		$3,961	$941		$48
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84	%(F)	0.84%	0.88%		0.86	%(F)
Including waiver and/or reimbursement and recapture	0.84	%(F)	0.84%	0.86	%(C)	0.86	%(F)
Net investment income (loss) to average net assets	1.22	%(F)	0.33%	1.72	%(C)	0.43	%(F)
Portfolio turnover rate	29	%(E)	104%	74%		68%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Small/Mid Cap Value
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$29.50		$28.14
Investment operations:
Net investment income (loss) (B)	0.13		(0.05)
Net realized and unrealized gain (loss)	0.89		1.41
Total investment operations	1.02		1.36
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		—
Net realized gains	(3.54)		—
Total dividends and/or distributions to shareholders	(3.63)		—
Net asset value, end of period	$26.89		$29.50
Total return (C)	3.28	%(D)	4.83	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$10
Expenses to average net assets	1.08	%(E)	1.09	%(E)
Net investment income (loss) to average net assets	0.96	%(E)	(0.27	)%(E)
Portfolio turnover rate	29	%(D)	104%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Small/Mid Cap Value
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$30.70		$29.53
Investment operations:
Net investment income (loss) (B)	0.15		0.05
Net realized and unrealized gain (loss)	0.92		2.49
Total investment operations	1.07		2.54
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.01)
Net realized gains	(3.54)		(1.36)
Total dividends and/or distributions to shareholders	(3.70)		(1.37)
Net asset value, end of period	$28.07		$30.70
Total return	3.32	%(C)	9.00	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$308		$139
Expenses to average net assets	1.04	%(D)	1.04	%(D)
Net investment income (loss) to average net assets	1.08	%(D)	0.18	%(D)
Portfolio turnover rate	29	%(C)	104%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class A
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$10.96		$9.97		$9.97		$10.30		$10.00
Investment operations:
Net investment income (loss) (B)	0.19		0.39		0.35	(C)(D)	0.37	(C)	0.24	(C)
Net realized and unrealized gain (loss)	0.03		0.96		0.03		(0.20)		0.26
Total investment operations	0.22		1.35		0.38		0.17		0.50
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.34)		(0.39)		(0.20)
Net realized gains	(0.04)		—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.21)		(0.36)		(0.38)		(0.50)		(0.20)
Net asset value, end of period/year	$10.97		$10.96		$9.97		$9.97		$10.30
Total return (E)	2.03	%(F)	13.77%		3.88%		1.60%		4.99	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,133		$20,733		$2,153		$1,600		$1,200
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26	%(H)	1.19%		1.21	%(G)	1.31	%(G)	1.40	%(G)(H)
Including waiver and/or reimbursement and recapture	1.20	%(H)	1.21	%(I)	1.20	%(D)(G)	1.20	%(G)	1.20	%(G)(H)
Net investment income (loss) to average net assets	3.43	%(H)	3.74%		3.60	%(C)(D)	3.67	%(C)	3.43	%(C)(H)
Portfolio turnover rate	23	%(F)	79%		51	%(J)	77	%(J)	61	%(F)(J)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class C
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$10.92		$9.94	$9.94		$10.29		$10.00
Investment operations:
Net investment income (loss) (B)	0.15		0.31	0.28	(C)(D)	0.28	(D)	0.18	(D)
Net realized and unrealized gain (loss)	0.03		0.97	0.03		(0.20)		0.26
Total investment operations	0.18		1.28	0.31		0.08		0.44
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.30)	(0.27)		(0.32)		(0.15)
Net realized gains	(0.04)		—	(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.17)		(0.30)	(0.31)		(0.43)		(0.15)
Net asset value, end of period/year	$10.93		$10.92	$9.94		$9.94		$10.29
Total return (E)	1.65	%(F)	12.97%	3.17%		0.78%		4.46	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$39,434		$43,076	$4,173		$3,024		$1,073
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.99	%(H)	1.94%	1.94	%(G)	2.01	%(G)	2.14	%(G)(H)
Including waiver and/or reimbursement and recapture	1.95	%(H)	1.94%	1.95	%(C)(G)	1.95	%(G)	1.95	%(G)(H)
Net investment income (loss) to average net assets	2.73	%(H)	2.99%	2.86	%(C)(D)	2.78	%(D)	2.66	%(D)(H)
Portfolio turnover rate	23	%(F)	79%	51	%(I)	77	%(I)	61	%(F)(I)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class I
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$10.97		$9.97		$9.97		$10.31		$10.00
Investment operations:
Net investment income (loss) (B)	0.20		0.42		0.38	(C)(D)	0.40	(C)	0.26	(C)
Net realized and unrealized gain (loss)	0.03		0.97		0.02		(0.22)		0.26
Total investment operations	0.23		1.39		0.40		0.18		0.52
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.39)		(0.36)		(0.41)		(0.21)
Net realized gains	(0.04)		—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.22)		(0.39)		(0.40)		(0.52)		(0.21)
Net asset value, end of period/year	$10.98		$10.97		$9.97		$9.97		$10.31
Total return	2.15	%(E)	14.10%		4.13%		1.77%		5.24	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,203		$71,827		$41,691		$30,300		$13,897
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99	%(G)	0.94%		1.01	%(F)	1.09	%(F)	1.23	%(F)(G)
Including waiver and/or reimbursement and recapture	0.95	%(G)	0.96	%(H)	0.95	%(D)(F)	0.95	%(F)	0.95	%(F)(G)
Net investment income (loss) to average net assets	3.70	%(G)	4.02%		3.83	%(C)(D)	3.90	%(C)	3.80	%(C)(G)
Portfolio turnover rate	23	%(E)	79%		51	%(I)	77	%(I)	61	%(E)(I)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Includes reorganization expense incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Strategic High Income
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014 (A)
Net asset value, beginning of period/year	$10.52		$9.62		$9.89		$10.30		$10.00
Investment operations:
Net investment income (loss) (B)	0.20		0.40		0.09	(C)(D)	0.42	(C)	0.26	(C)
Net realized and unrealized gain (loss)	0.02		0.90		0.04		(0.44)		0.25
Total investment operations	0.22		1.30		0.13		(0.02)		0.51
Dividends and/or distributions to shareholders:
Net investment income	(0.17)		(0.40)		(0.36)		(0.28)		(0.21)
Net realized gains	(0.04)		—		(0.04)		(0.11)		—
Total dividends and/or distributions to shareholders	(0.21)		(0.40)		(0.40)		(0.39)		(0.21)
Net asset value, end of period/year	$10.53		$10.52		$9.62		$9.89		$10.30
Total return	2.17	%(E)	13.70%		1.38%		(0.28)%		5.14	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12		$11		$0	(F)	$0	(F)	$22,618
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.88	%(H)	0.84%		0.00	%(G)(I)	1.00	%(G)	1.13	%(H)(G)
Including waiver and/or reimbursement and recapture	0.95	%(H)	0.96	%(J)	0.00	%(D)(G)(I)	0.95	%(G)	0.95	%(H)(G)
Net investment income (loss) to average net assets	3.71	%(H)	3.94%		0.96	%(C)(D)	4.02	%(C)	3.82	%(C)(H)
Portfolio turnover rate	23	%(E)	79%		51	%(K)	77	%(K)	61	%(E)(K)

(A)	Commenced operations on March 1, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Rounds to less than $1,000.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Annualized.
(I)	Rounds to less than 0.01% or (0.01)%.
(J)	Includes reorganization expense incurred outside the Fund’s operating expense limit. Please reference the Organization section of the Notes to Financial Statements for more information regarding the reorganization.
(K)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Strategic High Income
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.06		$10.59
Investment operations:
Net investment income (loss) (B)	0.20		0.26
Net realized and unrealized gain (loss)	0.02		0.44
Total investment operations	0.22		0.70
Dividends and/or distributions to shareholders:
Net investment income	(0.18)		(0.23)
Net realized gains	(0.04)		—
Total dividends and/or distributions to shareholders	(0.22)		(0.23)
Net asset value, end of period	$11.06		$11.06
Total return (C)	2.07	%(D)	6.66	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.13	%(E)	1.09	%(E)
Including waiver and/or reimbursement and recapture	1.13	%(E)	1.09	%(E)
Net investment income (loss) to average net assets	3.53	%(E)	3.89	%(E)
Portfolio turnover rate	23	%(D)	79%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica Strategic High Income
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$11.02		$10.25
Investment operations:
Net investment income (loss) (B)	0.19		0.38
Net realized and unrealized gain (loss)	0.05		0.72
Total investment operations	0.24		1.10
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.33)
Net realized gains	(0.04)		—
Total dividends and/or distributions to shareholders	(0.23)		(0.33)
Net asset value, end of period	$11.03		$11.02
Total return	2.18	%(C)	10.85	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$115		$16
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09	%(D)	1.04	%(D)
Including waiver and/or reimbursement and recapture	0.95	%(D)	0.96	%(D)(E)
Net investment income (loss) to average net assets	3.53	%(D)	4.04	%(D)
Portfolio turnover rate	23	%(C)	79%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.23		$9.92	$9.83		$10.00
Investment operations:
Net investment income (loss) (B)	0.15	(C)	0.22	0.42	(D)	0.27
Net realized and unrealized gain (loss)	(0.11)		0.38	0.04		(0.18)
Total investment operations	0.04		0.60	0.46		0.09
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.29)	(0.37)		(0.26)
Net realized gains	(0.00	)(E)	—	—		—
Total dividends and/or distributions to shareholders	(0.15)		(0.29)	(0.37)		(0.26)
Net asset value, end of period/year	$10.12		$10.23	$9.92		$9.83
Total return	0.42	%(F)	6.07%	4.86%		0.95	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,221		$2,110	$287		$288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(G)(H)	0.91%	0.95%		1.05	%(G)
Including waiver and/or reimbursement and recapture	0.87	%(G)(H)	0.93%	0.95	%(D)(I)	0.95	%(G)
Net investment income (loss) to average net assets	3.02	%(G)(H)	2.18%	4.33	%(D)	3.03	%(G)
Portfolio turnover rate	32	%(F)(J)	87%	141%		95	%(F)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.
(J)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the periods and years indicated:	Transamerica Unconstrained Bond
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.20		$9.91	$9.83		$10.00
Investment operations:
Net investment income (loss) (B)	0.16	(C)	0.27	0.43	(D)	0.27
Net realized and unrealized gain (loss)	(0.12)		0.35	0.03		(0.17)
Total investment operations	0.04		0.62	0.46		0.10
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.33)	(0.38)		(0.27)
Net realized gains	(0.00	)(E)	—	—		—
Total dividends and/or distributions to shareholders	(0.16)		(0.33)	(0.38)		(0.27)
Net asset value, end of period/year	$10.08		$10.20	$9.91		$9.83
Total return	0.41	%(F)	6.32%	4.87%		0.99	%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$737,555		$266,887	$219,009		$202,883
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77	%(G)(H)	0.81%	0.84%		0.94	%(G)
Including waiver and/or reimbursement and recapture	0.77	%(G)(H)	0.81%	0.84	%(D)	0.94	%(G)
Net investment income (loss) to average net assets	3.28	%(G)(H)	2.70%	4.40	%(D)	3.04	%(G)
Portfolio turnover rate	32	%(F)(I)	87%	141%		95	%(F)

(A)	Commenced operations on December 8, 2014.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(I)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica Unconstrained Bond
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.23		$9.84
Investment operations:
Net investment income (loss) (B)	0.15	(C)	0.25
Net realized and unrealized gain (loss)	(0.12)		0.39
Total investment operations	0.03		0.64
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.25)
Net realized gains	(0.00	)(D)	—
Total dividends and/or distributions to shareholders	(0.15)		(0.25)
Net asset value, end of period	$10.11		$10.23
Total return	0.34	%(E)	6.49	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97	%(F)(G)	1.01	%(F)
Including waiver and/or reimbursement and recapture	0.95	%(F)(G)	0.95	%(F)
Net investment income (loss) to average net assets	2.91	%(F)(G)	2.83	%(F)
Portfolio turnover rate	32	%(E)(H)	87%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica US Growth
Class A
April 30, 2018 (unaudited)	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$20.75	$16.87	$17.45	$19.22	$16.95	$13.41
Investment operations:
Net investment income (loss) (A)	(0.03)	0.01	0.00	(B)(C)	0.00	(C)	0.02	0.07
Net realized and unrealized gain (loss)	1.42	4.25	(0.17)	1.95	2.38	3.50
Total investment operations	1.39	4.26	(0.17)	1.95	2.40	3.57
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(C)	(0.01)	(0.00	)(C)	(0.02)	(0.13)	(0.03)
Net realized gains	(2.12)	(0.37)	(0.41)	(3.70)	—	—
Total dividends and/or distributions to shareholders	(2.12)	(0.38)	(0.41)	(3.72)	(0.13)	(0.03)
Net asset value, end of period/year	$20.02	$20.75	$16.87	$17.45	$19.22	$16.95
Total return (D)	6.93	%(E)	25.76%	(0.95)%	11.59%	14.25%	26.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$510,876	$500,587	$432,130	$470,702	$459,677	$447,645
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.16	%(F)	1.18%	1.20%	1.19%	1.27%	1.36%
Including waiver and/or reimbursement and recapture	1.16	%(F)	1.18%	1.18	%(B)	1.19%	1.27%	1.36%
Net investment income (loss) to average net assets	(0.29	)%(F)	0.07%	0.03	%(B)	0.01%	0.13%	0.49%
Portfolio turnover rate	15	%(E)	35%	34%	38%	111%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class B
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$19.68		$16.16	$16.89		$18.85	$16.64	$13.25
Investment operations:
Net investment income (loss) (A)	(0.12)		(0.16)	(0.15	)(B)	(0.15)	(0.13)	(0.05)
Net realized and unrealized gain (loss)	1.34		4.05	(0.17)		1.89	2.34	3.44
Total investment operations	1.22		3.89	(0.32)		1.74	2.21	3.39
Dividends and/or distributions to shareholders:
Net realized gains	(2.12)		(0.37)	(0.41)		(3.70)	—	—
Net asset value, end of period/year	$18.78		$19.68	$16.16		$16.89	$18.85	$16.64
Total return (C)	6.41	%(D)	24.55%	(1.89)%		10.52%	13.28%	25.59%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,140		$5,437	$7,520		$11,324	$16,421	$19,658
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.28	%(E)	2.21%	2.17%		2.09%	2.11%	2.17%
Including waiver and/or reimbursement and recapture	2.17	%(E)	2.17%	2.15	%(B)	2.12%	2.17%	2.17%
Net investment income (loss) to average net assets	(1.28	)%(E)	(0.91)%	(0.94	)%(B)	(0.90)%	(0.76)%	(0.31)%
Portfolio turnover rate	15	%(D)	35%	34%		38%	111%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class C
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$19.75		$16.18		$16.89		$18.82	$16.61	$13.22
Investment operations:
Net investment income (loss) (A)	(0.10)		(0.13)		(0.12	)(B)	(0.13)	(0.12)	(0.05)
Net realized and unrealized gain (loss)	1.34		4.07		(0.18)		1.90	2.34	3.44
Total investment operations	1.24		3.94		(0.30)		1.77	2.22	3.39
Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(C)	—		—	(0.01)	—
Net realized gains	(2.12)		(0.37)		(0.41)		(3.70)	—	—
Total dividends and/or distributions to shareholders	(2.12)		(0.37)		(0.41)		(3.70)	(0.01)	—
Net asset value, end of period/year	$18.87		$19.75		$16.18		$16.89	$18.82	$16.61
Total return (D)	6.49	%(E)	24.84%		(1.77)%		10.72%	13.37%	25.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,770		$48,087		$44,877		$53,482	$49,041	$47,397
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.95	%(F)	1.97%		1.99%		1.98%	2.05%	2.14%
Including waiver and/or reimbursement and recapture	1.95	%(F)	1.97%		1.97	%(B)	1.98%	2.05%	2.16%
Net investment income (loss) to average net assets	(1.08	)%(F)	(0.72)%		(0.76	)%(B)	(0.78)%	(0.65)%	(0.32)%
Portfolio turnover rate	15	%(E)	35%		34%		38%	111%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$21.11		$17.15	$17.74		$19.49	$17.19	$13.60
Investment operations:
Net investment income (loss) (A)	(0.00	)(C)	0.07	0.06	(B)	0.06	0.09	0.15
Net realized and unrealized gain (loss)	1.44		4.33	(0.18)		1.98	2.41	3.54
Total investment operations	1.44		4.40	(0.12)		2.04	2.50	3.69
Dividends and/or distributions to shareholders:
Net investment income	(0.06)		(0.07)	(0.06)		(0.09)	(0.20)	(0.10)
Net realized gains	(2.12)		(0.37)	(0.41)		(3.70)	—	—
Total dividends and/or distributions to shareholders	(2.18)		(0.44)	(0.47)		(3.79)	(0.20)	(0.10)
Net asset value, end of period/year	$20.37		$21.11	$17.15		$17.74	$19.49	$17.19
Total return	7.07	%(D)	26.21%	(0.67)%		11.96%	14.67%	27.16%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$183,948		$183,788	$160,628		$182,714	$212,866	$249,718
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(E)	0.88%	0.87%		0.86%	0.90%	0.91%
Including waiver and/or reimbursement and recapture	0.87	%(E)	0.88%	0.85	%(B)	0.86%	0.90%	0.91%
Net investment income (loss) to average net assets	(0.00	)%(E)(F)	0.37%	0.35	%(B)	0.34%	0.51%	0.97%
Portfolio turnover rate	15	%(D)	35%	34%		38%	111%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class I2
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$21.07		$17.13	$17.72		$19.48	$17.17	$13.59
Investment operations:
Net investment income (loss) (A)	0.01		0.09	0.08	(B)	0.08	0.12	0.16
Net realized and unrealized gain (loss)	1.45		4.31	(0.18)		1.98	2.42	3.54
Total investment operations	1.46		4.40	(0.10)		2.06	2.54	3.70
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.09)	(0.08)		(0.12)	(0.23)	(0.12)
Net realized gains	(2.12)		(0.37)	(0.41)		(3.70)	—	—
Total dividends and/or distributions to shareholders	(2.21)		(0.46)	(0.49)		(3.82)	(0.23)	(0.12)
Net asset value, end of period/year	$20.32		$21.07	$17.13		$17.72	$19.48	$17.17
Total return	7.17	%(C)	26.29%	(0.53)%		12.10%	14.91%	27.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$208,334		$230,952	$258,722		$361,470	$370,161	$555,040
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.74%		0.73%	0.77%	0.79%
Including waiver and/or reimbursement and recapture	0.75	%(D)	0.75%	0.72	%(B)	0.73%	0.77%	0.79%
Net investment income (loss) to average net assets	0.14	%(D)	0.50%	0.48	%(B)	0.47%	0.66%	1.08%
Portfolio turnover rate	15	%(C)	35%	34%		38%	111%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica US Growth
	Class T
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$52.20		$41.76	$42.47		$41.55	$36.39	$28.69
Investment operations:
Net investment income (loss) (A)	0.02		0.20	0.17	(B)	0.16	0.21	0.30
Net realized and unrealized gain (loss)	3.65		10.66	(0.43)		4.54	5.14	7.49
Total investment operations	3.67		10.86	(0.26)		4.70	5.35	7.79
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.05)	(0.04)		(0.08)	(0.19)	(0.09)
Net realized gains	(2.12)		(0.37)	(0.41)		(3.70)	—	—
Total dividends and/or distributions to shareholders	(2.17)		(0.42)	(0.45)		(3.78)	(0.19)	(0.09)
Net asset value, end of period/year	$53.70		$52.20	$41.76		$42.47	$41.55	$36.39
Total return (C)	7.13	%(D)	26.24%	(0.59)%		12.01%	14.74%	27.16%
Ratios and supplemental data:
Net assets end of period/year (000’s)	$112,733		$109,183	$94,877		$105,379	$101,029	$94,866
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(E)	0.82%	0.82%		0.82%	0.87%	0.91%
Including waiver and/or reimbursement and recapture	0.81	%(E)	0.82%	0.80	%(B)	0.82%	0.87%	0.91%
Net investment income (loss) to average net assets	0.06	%(E)	0.43%	0.40	%(B)	0.38%	0.53%	0.93%
Portfolio turnover rate	15	%(D)	35%	34%		38%	111%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Total return has been calculated without deduction of the initial sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the periods indicated:	Transamerica US Growth
	Class T1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$20.78		$18.38
Investment operations:
Net investment income (loss) (B)	(0.01)		0.03
Net realized and unrealized gain (loss)	1.42		2.37
Total investment operations	1.41		2.40
Dividends and/or distributions to shareholders:
Net investment income	(0.03)		—
Net realized gains	(2.12)		—
Total dividends and/or distributions to shareholders	(2.15)		—
Net asset value, end of period	$20.04		$20.78
Total return (C)	7.02	%(D)	13.06	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$12		$12
Expenses to average net assets	0.99	%(E)	0.98	%(E)
Net investment income (loss) to average net assets	(0.13	)%(E)	0.23	%(E)
Portfolio turnover rate	15	%(D)	35%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	Transamerica US Growth
	Advisor Class
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$21.17		$17.59
Investment operations:
Net investment income (loss) (B)	(0.01)		0.04
Net realized and unrealized gain (loss)	1.45		3.91
Total investment operations	1.44		3.95
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		—
Net realized gains	(2.12)		(0.37)
Total dividends and/or distributions to shareholders	(2.17)		(0.37)
Net asset value, end of period	$20.44		$21.17
Total return	7.04	%(C)	22.92	%(C)
Ratio and supplemental data:
Net assets end of period (000’s)	$13		$12
Expenses to average net assets	0.94	%(D)	0.93	%(D)
Net investment income (loss) to average net assets	(0.08	)%(D)	0.26	%(D)
Portfolio turnover rate	15	%(C)	35%

(A)	Commenced operations on December 16, 2016.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS

At April 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective November 1, 2013, Class B shares are no longer available to existing investors except for exchanges, and dividend and capital gains reinvestment.

Fund	Class
Transamerica Balanced II (“Balanced II”)	I3,R
Transamerica Bond (“Bond”)	I2,R6
Transamerica Capital Growth (“Capital Growth”)	A,B,C,I,I2,T1,Advisor
Transamerica Concentrated Growth (“Concentrated Growth”)	A,C,I,I2,T1,Advisor
Transamerica Dividend Focused (“Dividend Focused”)	A,C,I,I2,R6,T1,Advisor
Transamerica Dynamic Allocation (“Dynamic Allocation”)	A,C,I,T1
Transamerica Dynamic Income (“Dynamic Income”)	A,C,I,T1,Advisor
Transamerica Emerging Markets Debt (“Emerging Markets Debt”)	A,C,I,I2,R6,T1,Advisor
Transamerica Emerging Markets Equity (“Emerging Markets Equity”)	A,C,I,I2,T1,Advisor
Transamerica Event Driven (“Event Driven”)	I,I2,Advisor
Transamerica Flexible Income (“Flexible Income”)	A,B,C,I,I2,R6,T1,Advisor
Transamerica Floating Rate (“Floating Rate”)	A,C,I,I2,T1
Transamerica Global Equity (“Global Equity”)	A,B,C,I,R6,T1,Advisor
Transamerica Government Money Market (“Government Money Market”)	A,B,C,I,I2,I3,R2,R4
Transamerica Growth (“Growth”)	I2,R6
Transamerica High Quality Bond (“‘High Quality Bond”)	I3,R,R4
Transamerica High Yield Bond (“High Yield Bond”)	A,B,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica High Yield Muni (“High Yield Muni”)	A,C,I,I2,T1
Transamerica Inflation Opportunities (“Inflation Opportunities”)	A,C,I,I2,R6,T1
Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)	I3,R,R4
Transamerica Intermediate Bond (“Intermediate Bond”)	I2,I3,R,R4
Transamerica Intermediate Muni (“Intermediate Muni”)	A,C,I,I2,T1,Advisor
Transamerica International Equity (“International Equity”)	A,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica International Growth (“International Growth”) (A) (B)	A,I,I2,R6
Transamerica International Small Cap Value (“International Small Cap Value”)	I,I2
Transamerica Large Cap Value (“Large Cap Value”)	A,C,I,I2,R6,T1,Advisor
Transamerica Large Core (“Large Core”)	I3,R,R4
Transamerica Large Growth (“Large Growth”)	I3,R,R4
Transamerica Large Value Opportunities (“Large Value Opportunities”)	I3,R,R4
Transamerica Mid Cap Growth (“Mid Cap Growth”)	A,C,I,I2,I3,R,R4,T1,Advisor
Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)	A,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica MLP & Energy Income (“MLP & Energy Income”)	A,C,I,I2,T1,Advisor
Transamerica Multi-Cap Growth (“Multi-Cap Growth”)	A,B,C,I,I2,T1,Advisor
Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)	A,B,C,I,R6,T1,Advisor
Transamerica Short-Term Bond (“Short-Term Bond”)	A,C,I,I2,R6,T1,Advisor
Transamerica Small Cap Core (“Small Cap Core”)	A,C,I,I2,I3,R,R4,T1,Advisor
Transamerica Small Cap Growth (“Small Cap Growth”)	A,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica Small Cap Value (“Small Cap Value”)	A,C,I,I2,I3,R,R4,R6,T1,Advisor
Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)	A,B,C,I,I2,R6,T1,Advisor
Transamerica Strategic High Income (“Strategic High Income”)	A,C,I,I2,T1,Advisor
Transamerica Unconstrained Bond (“Unconstrained Bond”)	I,I2,Advisor
Transamerica US Growth (“US Growth”)	A,B,C,I,I2,T,T1,Advisor

(A)	Formerly, Transamerica International Equity Opportunities.
(B)	Class A, Class I and Class R6 commenced operations on March 1, 2018.

Emerging Markets Debt, Event Driven, High Yield Muni and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

1. ORGANIZATION (continued)

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

For the Funds impacted by the Transamerica Partners reorganizations where the Accounting Survivor is not the new or existing Fund within the Trust (“Destination Fund”), security transactions and investment income prior to the reorganization date (“Reorganization Date”) are allocated proportionally on a daily basis from its investment in the corresponding series of the Transamerica Partners Portfolios (“Series Portfolio”). All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio were allocated pro rata among the investors and recorded on a daily basis. Please reference the Reorganization section of the Notes to Financial Statements for more information.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statements of Operations. For the period ended April 30, 2018, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Capital Growth	$4,593
Concentrated Growth	747

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Commissions Recaptured
Dividend Focused	$17,242
Emerging Markets Equity	64,576
Global Equity	238
Growth	4,925
International Equity	76,056
International Small Cap Value	7,356
Large Cap Value	42,698
Large Growth	6,724
Mid Cap Value Opportunities	122,327
Multi-Cap Growth	2,148
Multi-Managed Balanced	7,099
Small Cap Growth	5,714
Small/Mid Cap Value	32,357
Strategic High Income	1,926
US Growth	323

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, or little or no illiquid investments, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, or illiquid investments have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared for Event Driven using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds, with the exception of Government Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally,

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are marked-to-market and any unrealized gains and losses are recorded in the Statements of Assets and Liabilities. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
CFSP Acquisition Corp., Delayed Draw Term Loan	$230,061	$—
Mavis Tire Express Services Corp., Delayed Draw Term Loan	133,869	(442)
Recess Holdings, Inc., Delayed Draw Term Loan	357,143	2,608
Spectrum Holdings III Corp., Delayed Draw Term Loan	135,000	(102)
YI LLC, 1st Lien Delayed Draw Term Loan	525,556	5,084
Total	$ 1,381,629	$7,148

Unconstrained Bond
DexKo Global, Inc., Delayed Draw Term Loan	$3,114	$35
ICSH, Inc., Delayed Draw Term Loan	14,406	80
Mavis Tire Express Services Corp., Delayed Draw Term Loan	38,068	(95)
Recess Holdings, Inc., Delayed Draw Term Loan	4,692	34
Trident TPI Holdings, Inc., Delated Draw Term Loan	47,736	209
Total	$108,016	$263

Open secured loan participations and assignments at April 30, 2018, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Net unrealized appreciation or depreciation on investments to Interest receivable within the Statements of Assets and Liabilities.

PIKs held at April 30, 2018, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2018, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at April 30, 2018, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TIPS held at April 30, 2018, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2018, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2018, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2018.

Repurchase agreements at April 30, 2018, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust - Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. Net income from securities lending within the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short in the Statements of Operations. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short on the Statements of Operations.

Open short sale transactions at April 30, 2018, if any, are included within the Schedule of Investments and are reflected as a liability in the Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018. Funds not listed in the subsequent table do not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$379,765	$—	$—	$—	$379,765
Preferred Stocks	8,703	—	—	—	8,703
Corporate Debt Securities	335,785	—	—	—	335,785
Foreign Government Obligations	238,631	—	—	—	238,631
Total Securities Lending Transactions	$962,884	$—	$—	$—	$962,884
Total Borrowings	$962,884	$—	$—	$—	$962,884

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Bond
Securities Lending Transactions
Corporate Debt Securities	$1,006,510	$—	$—	$—	$1,006,510
Total Borrowings	$1,006,510	$—	$—	$—	$1,006,510

Capital Growth
Securities Lending Transactions
Common Stocks	$72,628,047	$—	$—	$—	$72,628,047
Total Borrowings	$72,628,047	$—	$—	$—	$72,628,047

Concentrated Growth
Securities Lending Transactions
Common Stocks	$5,376,753	$—	$—	$—	$5,376,753
Total Borrowings	$5,376,753	$—	$—	$—	$5,376,753

Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$1,323,378	$—	$—	$—	$1,323,378
Total Borrowings	$1,323,378	$—	$—	$—	$1,323,378

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$18,494,903	$—	$—	$—	$18,494,903
Investment Companies	4,821,547	—	—	—	4,821,547
Total Securities Lending Transactions	$23,316,450	$—	$—	$—	$23,316,450
Total Borrowings	$23,316,450	$—	$—	$—	$23,316,450

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$47,550,409	$—	$—	$—	$47,550,409
Foreign Government Obligations	37,261,305	—	—	—	37,261,305
Common Stocks	1,645,193	—	—	—	1,645,193
Total Securities Lending Transactions	$86,456,907	$—	$—	$—	$86,456,907
Total Borrowings	$86,456,907	$—	$—	$—	$86,456,907

Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$1,492,296	$—	$—	$—	$1,492,296
Total Borrowings	$1,492,296	$—	$—	$—	$1,492,296

Event Driven
Securities Lending Transactions
Common Stocks	$455,659	$—	$—	$—	$455,659
Convertible Bonds	1,543,272	—	—	—	1,543,272
Total Securities Lending Transactions	$1,998,931	$—	$—	$—	$1,998,931
Total Borrowings	$1,998,931	$—	$—	$—	$1,998,931

Flexible Income
Securities Lending Transactions
Corporate Debt Securities	$12,184,601	$—	$—	$—	$12,184,601
Foreign Government Obligations	1,026,539	—	—	—	1,026,539
Total Securities Lending Transactions	$13,211,140	$—	$—	$—	$13,211,140
Total Borrowings	$13,211,140	$—	$—	$—	$13,211,140

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$1,338,224	$—	$—	$—	$1,338,224
Common Stocks	150,613	—	—	—	150,613
Exchange-Traded Funds	2,894,582	—	—	—	2,894,582
Total Securities Lending Transactions	$4,383,419	$—	$—	$—	$4,383,419
Total Borrowings	$4,383,419	$—	$—	$—	$4,383,419

Global Equity
Securities Lending Transactions
Common Stocks	$537,966	$—	$—	$—	$537,966
Total Borrowings	$537,966	$—	$—	$—	$537,966

Growth
Securities Lending Transactions
Common Stocks	$668,087	$—	$—	$—	$668,087
Total Borrowings	$668,087	$—	$—	$—	$668,087

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$2,067,015	$—	$—	$—	$2,067,015
Total Borrowings	$2,067,015	$—	$—	$—	$2,067,015

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$125,987,258	$—	$—	$—	$125,987,258
Total Borrowings	$125,987,258	$—	$—	$—	$125,987,258

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$2,649,640	$—	$—	$—	$2,649,640
Total Borrowings	$2,649,640	$—	$—	$—	$2,649,640

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$19,343,549	$—	$—	$—	$19,343,549
Foreign Government Obligations	3,416,318	—	—	—	3,416,318
Preferred Stocks	29,471	—	—	—	29,471
Total Securities Lending Transactions	$22,789,338	$—	$—	$—	$22,789,338
Total Borrowings	$22,789,338	$—	$—	$—	$22,789,338

International Equity
Securities Lending Transactions
Common Stocks	$291,390,325	$—	$—	$—	$291,390,325
Total Borrowings	$291,390,325	$—	$—	$—	$291,390,325

International Growth
Securities Lending Transactions
Common Stocks	$23,975,000	$—	$—	$—	$23,975,000
Total Borrowings	$23,975,000	$—	$—	$—	$23,975,000

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

International Small Cap Value
Securities Lending Transactions
Common Stocks	$10,014,761	$—	$—	$—	$10,014,761
Total Borrowings	$10,014,761	$—	$—	$—	$10,014,761

Large Core
Securities Lending Transactions
Common Stocks	$90,480	$—	$—	$—	$90,480
Total Borrowings	$90,480	$—	$—	$—	$90,480

Large Growth
Securities Lending Transactions
Common Stocks	$12,329,416	$—	$—	$—	$12,329,416
Total Borrowings	$12,329,416	$—	$—	$—	$12,329,416

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$23,916,412	$—	$—	$—	$23,916,412
Total Borrowings	$23,916,412	$—	$—	$—	$23,916,412

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$7,609,420	$—	$—	$—	$7,609,420
Total Borrowings	$7,609,420	$—	$—	$—	$7,609,420

Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$1,808,248	$—	$—	$—	$1,808,248
Preferred Stocks	29,415	—	—	—	29,415
Corporate Debt Securities	4,335,653	—	—	—	4,335,653
Foreign Government Obligations	697,055	—	—	—	697,055
Total Securities Lending Transactions	$6,870,371	$—	$—	$—	$6,870,371
Total Borrowings	$6,870,371	$—	$—	$—	$6,870,371

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$8,997,479	$—	$—	$—	$8,997,479
Foreign Government Obligations	2,206,534	—	—	—	2,206,534
Total Securities Lending Transactions	$11,204,013	$—	$—	$—	$11,204,013
Total Borrowings	$11,204,013	$—	$—	$—	$11,204,013

Small Cap Core
Securities Lending Transactions
Common Stocks	$8,875,659	$—	$—	$—	$8,875,659
Total Borrowings	$8,875,659	$—	$—	$—	$8,875,659

Small Cap Growth
Securities Lending Transactions
Common Stocks	$16,344,228	$—	$—	$—	$16,344,228
Total Borrowings	$16,344,228	$—	$—	$—	$16,344,228

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total

Small Cap Value
Securities Lending Transactions
Common Stocks	$6,994,130	$—	$—	$—	$6,994,130
Total Borrowings	$6,994,130	$—	$—	$—	$6,994,130

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$21,028,822	$—	$—	$—	$21,028,822
Total Borrowings	$21,028,822	$—	$—	$—	$21,028,822

Strategic High Income
Securities Lending Transactions
Common Stocks	$993,074	$—	$—	$—	$993,074
Preferred Stocks	566,581	—	—	—	566,581
Corporate Debt Securities	2,315,342	—	—	—	2,315,342
Total Securities Lending Transactions	$3,874,997	$—	$—	$—	$3,874,997
Total Borrowings	$3,874,997	$—	$—	$—	$3,874,997

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$15,840,115	$—	$—	$—	$15,840,115
Foreign Government Obligations	976,031	—	—	—	976,031
Preferred Stocks	5,320,024	—	—	—	5,320,024
Total Securities Lending Transactions	$22,136,170	$—	$—	$—	$22,136,170
Total Borrowings	$22,136,170	$—	$—	$—	$22,136,170

US Growth
Securities Lending Transactions
Common Stocks	$15,874,099	$—	$—	$—	$15,874,099
Total Borrowings	$15,874,099	$—	$—	$—	$15,874,099

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2018, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) on Swap agreements within the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) on Swap agreements within the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of Net realized gain (loss) on Swap agreements within the Statements of Operations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements at April 30, 2018, if any, are listed within the Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable on centrally cleared swap agreements within the Statements of Assets and Liabilities.

Open OTC swap agreements at April 30, 2018, if any, are listed within the Schedule of Investments. The value, as applicable, is shown in OTC swap agreements, at value within the Statements of Assets and Liabilities.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2018, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2018, if any, are listed within the Schedule of Investments.

The following is a summary of the location and each Funds’ fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2018. Funds not listed in the subsequent tables do not have derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Capital Growth
Purchased options and swaptions (A) (B)	$—	$279,060	$—	$—	$—	$279,060
Total	$—	$279,060	$—	$—	$—	$279,060

Dynamic Allocation
Purchased options and swaptions (A) (B)	$—	$—	$148,275	$—	$—	$148,275
Total	$—	$—	$148,275	$—	$—	$148,275

Emerging Markets Debt
Unrealized appreciation on forward foreign currency contracts	$—	$937,476	$—	$—	$—	$937,476
Total	$—	$937,476	$—	$—	$—	$937,476

Event Driven
Purchased options and swaptions (A) (B)	$—	$—	$829,301	$—	$—	$829,301
OTC swap agreements, at value	33,602	—	—	—	—	33,602
Net unrealized appreciation on futures contracts (A) (C)	—	—	9,583	—	—	9,583
Unrealized appreciation on forward foreign currency contracts	—	81,416	—	—	—	81,416

Total	$33,602	$81,416	$838,884	$—	$—	$953,902

Inflation Opportunities
Unrealized appreciation on forward foreign currency contracts	$—	$854,515	$—	$—	$—	$854,515
Total	$—	$854,515	$—	$—	$—	$854,515

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (A) (B)	$375,236	$10,374	$—	$—	$—	$385,610
Centrally cleared swap agreements, at value (A) (D)	497,791	—	—	—	—	497,791
OTC swap agreements, at value	7,576	—	—	—	—	7,576
Net unrealized appreciation on futures contracts (A) (C)	56,004	—	—	—	—	56,004
Unrealized appreciation on forward foreign currency contracts	—	97,956	—	—	—	97,956

Total	$936,607	$108,330	$—	$—	$—	$1,044,937

Unconstrained Bond
Net unrealized appreciation on futures contracts (A) (C)	$280,487	$—	$—	$—	$—	$280,487
Total	$280,487	$—	$—	$—	$—	$280,487

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Net unrealized depreciation on futures contracts (A) (C)	$—	$—	$(12,808)	$—	$—	$(12,808)
Total	$—	$—	$(12,808)	$—	$—	$(12,808)

Event Driven
Written options and swaptions, at value (A)	$—	$—	$(284,360)	$—	$—	$(284,360)
OTC swap agreements, at value	(171,334)	—	—	—	—	(171,334)
Unrealized depreciation on forward foreign currency contracts	—	(16,605)	—	—	—	(16,605)

Total	$(171,334)	$(16,605)	$(284,360)	$—	$—	$(472,299)

Inflation-Protected Securities
Written options and swaptions, at value (A)	$(397,626)	$(1,871)	$—	$—	$—	$(399,497)
Centrally cleared swap agreements, at value (A) (D)	(313,803)	—	—	—	—	(313,803)
OTC swap agreements, at value	(1,699)	—	—	—	—	(1,699)
Net unrealized depreciation on futures contracts (A) (C)	(75,078)	—	—	—	—	(75,078)
Unrealized depreciation on forward foreign currency contracts	—	(5,053)	—	—	—	(5,053)
Total	$(788,206)	$(6,924)	$—	$—	$—	$(795,130)

Multi-Managed Balanced
Net unrealized depreciation on futures contracts (A) (C)	$—	$—	$(60,677)	$—	$—	$(60,677)

Total	$—	$—	$(60,677)	$—	$—	$(60,677)

Unconstrained Bond
Unrealized depreciation on forward foreign currency contracts	$—	$(275,944)	$—	$—	$—	$(275,944)

Total	$—	$(275,944)	$—	$—	$—	$(275,944)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Investments, at value on the Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

(C)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(D)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of April 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$—	$—	$51,514	$—	$—	$51,514
Total	$—	$—	$51,514	$—	$—	$51,514

Capital Growth
Purchased options and swaptions (A)	$—	$(367,407)	$—	$—	$—	$(367,407)
Total	$—	$(367,407)	$—	$—	$—	$(367,407)

Dynamic Allocation
Purchased options and swaptions (A)	$—	$—	$(57,082)	$—	$—	$(57,082)
Total	$—	$—	$(57,082)	$—	$—	$(57,082)

Emerging Markets Debt
Forward foreign currency contracts (B)	$—	$(403,225)	$—	$—	$—	$(403,225)
Total	$—	$(403,225)	$—	$—	$—	$(403,225)

Event Driven
Purchased options and swaptions (A)	$—	$—	$390,446	$—	$—	$390,446
Written options and swaptions	—	—	(135,826)	—	—	(135,826)
Swap agreements	(408,791)	—	—	—	—	(408,791)
Futures contracts	12,642	—	322,474	—	—	335,116
Forward foreign currency contracts (B)	—	(1,141,909)	—	—	—	(1,141,909)
Total	$(396,149)	$(1,141,909)	$577,094	$—	$—	$(960,964)

Inflation Opportunities
Forward foreign currency contracts (B)	$—	$(1,213,121)	$—	$—	$—	$(1,213,121)
Total	$—	$(1,213,121)	$—	$—	$—	$(1,213,121)

Inflation-Protected Securities
Purchased options and swaptions (A)	$(6,427)	$48,006	$—	$—	$—	$41,579
Written options and swaptions	(106,730)	5,608	—	—	—	(101,122)
Swap agreements	305,618	—	—	—	—	305,618
Futures contracts	432,317	—	—	—	—	432,317
Forward foreign currency contracts (B)	—	(100,073)	—	—	—	(100,073)
Total	$624,778	$(46,459)	$—	$—	$—	$578,319

Multi-Managed Balanced
Futures contracts	$—	$—	$(40,990)	$—	$—	$(40,990)
Total	$—	$—	$(40,990)	$—	$—	$(40,990)

Unconstrained Bond
Futures contracts	$3,149,910	$—	$—	$—	$—	$3,149,910
Forward foreign currency contracts (B)	—	(140,943)	—	—	—	(140,943)
Total	$3,149,910	$(140,943)	$—	$—	$—	$3,008,967

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Balanced II
Futures contracts	$—	$—	$(16,998)	$—	$—	$(16,998)
Total	$—	$—	$(16,998)	$—	$—	$(16,998)

Capital Growth
Purchased options and swaptions (C)	$—	$(1,237,049)	$—	$—	$—	$(1,237,049)
Total	$—	$(1,237,049)	$—	$—	$—	$(1,237,049)

Dynamic Allocation
Purchased options and swaptions (C)	$—	$—	$21,615	$—	$—	$21,615
Total	$—	$—	$21,615	$—	$—	$21,615

Emerging Markets Debt
Forward foreign currency contracts (D)	—	239,769	—	—	—	239,769
Total	$—	$239,769	$—	$—	$—	$239,769

Event Driven
Purchased options and swaptions (C)	$—	$—	$(200,365)	$—	$—	$(200,365)
Written options and swaptions	—	—	73,235	—	—	73,235
Swap agreements	219,045	—	—	—	—	219,045
Futures contracts	(13,095)	—	9,583	—	—	(3,512)
Forward foreign currency contracts (D)	—	143,510	—	—	—	143,510
Total	$205,950	$143,510	$(117,547)	$—	$—	$231,913

Inflation Opportunities
Forward foreign currency contracts (D)	$—	$413,931	$—	$—	$—	$413,931
Total	$—	$413,931	$—	$—	$—	$413,931

Inflation-Protected Securities
Purchased options and swaptions (C)	$28,090	$(1,568)	$—	$—	$—	$26,522
Written options and swaptions	9,191	11,148	—	—	—	20,339
Swap agreements	(417)	—	—	—	—	(417)
Futures contracts	(35,615)	—	—	—	—	(35,615)
Forward foreign currency contracts (D)	—	(145,258)	—	—	—	(145,258)
Total	$1,249	$(135,678)	$—	$—	$—	$(134,429)

Multi-Managed Balanced
Futures contracts	$—	$—	$(105,751)	$—	$—	$(105,751)
Total	$—	$—	$(105,751)	$—	$—	$(105,751)

Unconstrained Bond
Futures contracts	$(340,220)	$—	$—	$—	$—	$(340,220)
Forward foreign currency contracts (D)	—	(275,944)	—	—	—	(275,944)
Total	$(340,220)	$(275,944)	$—	$—	$—	$(616,164)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statements of Operations.
(B)	Included within Net realized gain (loss) on transactions from Forward foreign currency contracts on the Statements of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statements of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts on the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2018.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Fund	Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
Balanced II	$—	$—	$—	$—	$—	214	—	$—	$—
Capital Growth	467,423	—	—	—	—	—	—	—	—
Dynamic Allocation	—	114,539	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	—	—	—	86,057,795	55,073,159
Event Driven	285,155	270,427	(7,863)	(57,010)	10,428,571	—	(828,826)	713,140	34,315,002
Inflation Opportunities	—	—	—	—	—	—	—	466,398	29,655,408
Inflation-Protected Securities	5,084	492,270	(46,946)	(225,816)	947,121,429	30,600,000	(42,889,286)	2,518,694	13,738,091
Multi-Managed Balanced	—	—	—	—	—	1,407	—	—	—
Unconstrained Bond	—	—	—	—	—	—	(67,785,714)	5,129,690	—

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce their credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Fund, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2018. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Capital Growth
Royal Bank of Scotland PLC	$279,060	$—	$(279,060)	$—	$—	$—	$—	$—

Total	$279,060	$—	$(279,060)	$—	$—	$—	$—	$—

Emerging Markets Debt
HSBC Bank USA	$27,259	$—	$—	$27,259	$—	$—	$—	$—
Other Derivatives (C)	910,217	—	—	910,217	1,030,550	—	—	1,030,550

Total	$937,476	$—	$—	$937,476	$1,030,550	$—-	$—	$1,030,550

Event Driven
Citibank N.A.	$33,602	$(33,602)	$—	$—	$171,334	$(33,602)	$—	$137,732
Other Derivatives (C)	920,300	—	—	920,300	300,965	—	—	300,965

Total	$953,902	$(33,602)	$—	$920,300	$472,299	$(33,602)	$—	$438,697

Inflation Opportunities
J.P. Morgan Securities LLC	$854,515	$—	$—	$854,515	$—	$—	$—	$—

Total	$854,515	$—	$—	$854,515	$—	$—	$—	$—

Inflation-Protected Securities
Bank of America, N.A.	$51,682	$—	$—	$51,682	$—	$—	$—	$—
BNP Paribas	8,698	(2,766)	—	5,932	2,766	(2,766)	—	—
Citibank N.A.	2	—	—	2	—	—	—	—
Deutsche Bank AG	377,193	(377,193)	—	—	401,251	(377,193)	(10,000)	14,058
JPMorgan Chase Bank, N.A.	23,632	—	(10,000)	13,632	—	—	—	—
Morgan Stanley Capital Services Inc.	1,610	—	(1,610)	—	—	—	—	—
Northern Trust Company	2,047	(2,047)	—	—	2,099	(2,047)	—	52
Standard Chartered Bank	1,566	—	—	1,566	—	—	—	—
UBS AG	24,710	(133)	—	24,577	133	(133)	—	—
Other Derivatives (C)	553,797	—	—	553,797	388,881	—	—	388,881

Total	$1,044,937	$(382,139)	$(11,610)	$651,188	$795,130	$(382,139)	$(10,000)	$402,991

Unconstrained Bond
Goldman Sachs & Co.	$—	$—	$—	$—	$275,944	$—	$(140,000)	$135,944
Other Derivatives (C)	280,487	—	—	280,487	—	—	—	—

Total	$280,487	$—	$—	$280,487	$275,944	$—	$(140,000)	$135,944

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options and exchange-traded swap agreements, are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK FACTORS

Investing in the Funds involves certain risks. Set forth below is a summary of certain key risks related to the Funds’ trading activity. Please see the Funds’ prospectuses for a more complete discussion of these and other risks of investing in the Funds.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Government money market fund risk: Government Money Market operates as a “government” money market fund under new federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on Fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK FACTORS (continued)

yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of the Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae (formally known as Federal National Mortgage Association) or Freddie Mac (formally known as Federal Home Loan Mortgage Corporation) or by agencies of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund or portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Municipal security risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

A Fund may invest in municipal securities of issuers in Puerto Rico or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than tax-exempt securities issued by other issuers. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and it continues to face a very challenging economic and fiscal environment. As a result, securities issued by many Puerto Rican issuers have low credit ratings or are on “negative watch” by credit rating organizations, and markets in such securities have been volatile. If the economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK FACTORS (continued)

in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Balanced II, Flexible Income, Floating Rate, Government Money Market, High Yield Bond, Intermediate Bond, Multi-Managed Balanced, and Short-Term Bond.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

As of April 30, 2018, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows.

Fund	Account Balance	Percentage of Net Assets
Balanced II	$137,870,367	100.00%
Bond	171,305,096	93.72
Capital Growth	171,208,693	16.78
Concentrated Growth	157,810,127	77.98
Dividend Focused	608,919,869	88.17
Dynamic Allocation	374,587	2.20
Dynamic Income	27,059	0.01
Emerging Markets Debt	205,280,880	21.69
Emerging Markets Equity	233,148,198	84.07
Event Driven	131,542,662	99.12
Flexible Income	112,178,442	22.28
Floating Rate	559,037,495	73.97
Global Equity	1,198,603	1.01
Government Money Market	949,638,034	80.95
Growth	210,493,307	93.83
High Quality Bond	301,370,862	100.00
High Yield Bond	1,222,552,317	79.09
High Yield Muni	19,964	0.02
Inflation Opportunities	150,834,818	84.34
Inflation-Protected Securities	167,123,414	100.00
Intermediate Bond	3,099,030,151	98.35
Intermediate Muni	30,636	0.00	(A)

Fund	Account Balance	Percentage of Net Assets
International Equity	$2,307,874,248	39.60%
International Growth	1,397,465,382	98.21
International Small Cap Value	507,739,449	56.60
Large Cap Value	1,688,387,081	78.37
Large Core	284,780,259	99.82
Large Growth	837,132,559	99.86
Large Value Opportunities	643,428,053	99.93
Mid Cap Growth	78,319,921	86.33
Mid Cap Value Opportunities	1,011,432,253	64.11
MLP & Energy Income	180,737,242	68.19
Multi-Cap Growth	179,888,943	58.20
Multi-Managed Balanced	7,462,087	0.75
Short-Term Bond	390,176,731	12.47
Small Cap Core	228,162,646	98.04
Small Cap Growth	90,261,698	61.98
Small Cap Value	269,204,929	96.33
Small/Mid Cap Value	42,752,277	5.04
Strategic High Income	29,382	0.02
Unconstrained Bond	737,823,977	99.60
US Growth	230,012,685	21.50

(A)	Rounds to less than 0.01%.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
Balanced II	0.4800%
Bond
First $200 million	0.7050
Over $200 million up to $750 million	0.6550
Over $750 million	0.6050
Capital Growth
First $500 million	0.8300
Over $500 million	0.7050
Concentrated Growth
First $650 million	0.6800
Over $650 million up to $1.15 billion	0.6600
Over $1.15 billion	0.6050
Dividend Focused
First $200 million	0.7800
Over $200 million up to $500 million	0.6800
Over $500 million	0.6300
Dynamic Allocation
First $250 million	0.5800
Over $250 million up to $500 million	0.5700
Over $500 million up to $1.5 billion	0.5600
Over $1.5 billion up to $2.5 billion	0.5500
Over $2.5 billion	0.5400
Dynamic Income
First $500 million	0.5000
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $1.5 billion	0.4800
Over $1.5 billion up to $2 billion	0.4700
Over $2 billion up to $2.5 billion	0.4600
Over $2.5 billion	0.4500
Emerging Markets Debt
First $400 million	0.6300
Over $400 million	0.6100
Emerging Markets Equity
First $250 million	0.9800
Over $250 million up to $500 million	0.9600
Over $500 million	0.9300
Event Driven
First $50 million	1.2500
Over $50 million up to $300 million	1.1300
Over $300 million up to $750 million	1.0800
Over $750 million	1.0550
Flexible Income
First $250 million	0.5050
Over $250 million up to $350 million	0.4550
Over $350 million	0.4300

Fund	Rate
Floating Rate
First $1 billion	0.6400%
Over $1 billion up to $1.5 billion	0.6200
Over $1.5 billion up to $2 billion	0.6000
Over $2 billion	0.5900
Global Equity
First $250 million	0.8400
Over $250 million up to $500 million	0.8300
Over $500 million up to $1 billion	0.8200
Over $1 billion up to $2 billion	0.8100
Over $2 billion up to $2.5 billion	0.7950
Over $2.5 billion	0.7900
Government Money Market
First $1 billion	0.2500
Over $1 billion up to $3 billion	0.2400
Over $3 billion	0.2300
Growth
First $250 million	0.8300
Over $250 million up to $500 million	0.7800
Over $500 million up to $1 billion	0.7300
Over $1 billion	0.6300
High Quality Bond	0.3800
High Yield Bond
First $1.25 billion	0.5800
Over $1.25 billion up to $2 billion	0.5550
Over $2 billion	0.5300
High Yield Muni
First $500 million	0.5400
Over $500 million up to $1 billion	0.5300
Over $1 billion	0.5000
Inflation Opportunities
First $200 million	0.5800
Over $200 million up to $500 million	0.5700
Over $500 million	0.5400
Inflation Protected-Securities	0.3800
Intermediate Bond
First $2 billion	0.3800
Over $2 billion	0.3650
Intermediate Muni
First $150 million	0.4700
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion	0.3900

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Rate
International Equity
First $500 million	0.7700%
Over $500 million up to $1 billion	0.7500
Over $1 billion up to $2 billion	0.7200
Over $2 billion	0.6900
International Growth
Effective March 1, 2018
First $500 million	0.7700
Over $500 million up to $1 billion	0.7600
Over $1 billion up to $2 billion	0.7100
Over $2 billion up to $3 billion	0.6950
Over $3 billion	0.6800
Prior to March 1, 2018
First $500 million	0.9050
Over $500 million up to $1 billion	0.8800
Over $1 billion up to $1.5 billion	0.8300
Over $1.5 billion up to $2 billion	0.8050
Over $2 billion	0.7800
International Small Cap Value
First $300 million	0.9550
Over $300 million up to $750 million	0.9300
Over $750 million	0.8800
Large Cap Value
First $750 million	0.6800
Over $750 million up to $1 billion	0.6500
Over $1 billion	0.6300
Large Core	0.6300
Large Growth
First $2 billion	0.6500
Over $2 billion up to $3 billion	0.6400
Over $3 billion up to $4 billion	0.6300
Over $4 billion	0.6100
Large Value Opportunities	0.4800
Mid Cap Growth
First $1 billion	0.7500
Over $1 billion	0.7300
Mid Cap Value Opportunities
First $750 million	0.7000
Over $750 million up to $1.5 billion	0.6950
Over $1.5 billion up to $2 billion	0.6850
Over $2 billion	0.6775
MLP & Energy Income
First $250 million	1.1300
Over $250 million up to $500 million	1.0800
Over $500 million up to $1 billion	1.0100
Over $1 billion up to $2 billion	0.9100
Over $2 billion	0.8500
Multi-Cap Growth
First $700 million	0.7000
Over $700 million up to $1.5 billion	0.6900
Over $1.5 billion up to $3 billion	0.6700
Over $3 billion	0.6300

Fund	Rate
Multi-Managed Balanced
First $1 billion	0.6500%
Over $1 billion up to $5 billion	0.5900
Over $5 billion	0.5800
Short-Term Bond
First $250 million	0.5800
Over $250 million up to $500 million	0.5300
Over $500 million up to $1 billion	0.5050
Over $1 billion	0.4800
Small Cap Core
First $300 million	0.8300
Over $300 million	0.8000
Small Cap Growth
First $300 million	0.8700
Over $300 million	0.8300
Small Cap Value
First $250 million	0.8500
Over $250 million up to $500 million	0.8100
Over $500 million up to $750 million	0.7800
Over $750 million	0.7550
Small/Mid Cap Value
First $350 million	0.7900
Over $350 million up to $500 million	0.7800
Over $500 million up to $750 million	0.7650
Over $750 million up to $1 billion	0.7550
Over $1 billion up to $1.5 billion	0.7350
Over $1.5 billion up to $2 billion	0.7300
Over $2 billion	0.7250
Strategic High Income
First $600 million	0.6900
Over $600 million up to $1 billion	0.6600
Over $1 billion up to $2 billion	0.6300
Over $2 billion	0.6150
Unconstrained Bond
First $1 billion	0.6700
Over $1 billion up to $2 billion	0.6550
Over $2 billion	0.6500
US Growth
First $150 million	0.7300
Over $150 million up to $650 million	0.7000
Over $650 million up to $1.15 billion	0.6800
Over $1.15 billion up to $2 billion	0.6550
Over $2 billion up to $3 billion	0.6400
Over $3 billion up to $4 billion	0.6300
Over $4 billion	0.6100

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Balanced II
Class I3	0.50%
Class R	1.10
Bond
Class I2, Class R6	0.71
Capital Growth
Class A, Class T1	1.45
Class B, Class C	2.20
Class I, Class I2, Advisor Class	1.20
Concentrated Growth
Class A, Class T1	1.20
Class C	1.95
Class I, Advisor Class	0.95
Class I2	0.85	0.95%
Dividend Focused
Class A, Class T1	1.15
Class C	1.90
Class I, Advisor Class	0.90
Class I2, Class R6	0.85	0.90
Dynamic Allocation
Class A, Class T1	1.10
Class C	1.85
Class I	0.85
Dynamic Income
Class A, Class T1	0.92
Class C	1.67
Class I, Advisor Class	0.67
Emerging Markets Debt
Class A, Class T1	1.25
Class C	2.00
Class I, Class I2, Class R6	0.85	1.00
Advisor Class	1.00
Emerging Markets Equity
Class A	1.65	1.75
Class C	2.40	2.50
Class I, Class I2	1.40	1.50
Class T1	1.75
Advisor Class	1.50
Event Driven
Class I, Class I2, Advisor Class	1.35

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Flexible Income
Class A, Class T1	1.10%
Class B	1.85
Class C	1.75	1.85%
Class I, Class I2, Class R6	0.75	0.85
Advisor Class	0.85
Floating Rate
Class A, Class T1	1.05
Class C	1.80
Class I, Class I2	0.80
Global Equity
Class A, Class T1	1.35
Class B, Class C	2.10
Class I, Class R6, Advisor Class	1.10
Government Money Market
Class A	0.73
Class B, Class C	1.48
Class I, Class I2	0.48
Class I3	0.30
Class R2	0.80
Class R4	0.50
Growth
Class I2, Class R6	N/A	N/A
High Quality Bond
Class I3	0.40
Class R	1.00
Class R4	0.65
High Yield Bond
Class A	1.15	1.20
Class B	1.95
Class C	1.85	1.95
Class I, Class I2, Class R6	0.85	0.95
Class I3	0.60
Class R	1.10
Class R4	0.85
Class T1	1.20
Advisor Class	0.95
High Yield Muni
Class A, Class T1	1.01
Class C	1.76
Class I, Class I2	0.76

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Inflation Opportunities
Class A, Class T1	1.00%
Class C	1.75
Class I, Class I2, Class R6	0.75
Inflation-Protected Securities
Class I3	0.40
Class R	1.00
Class R4	0.65
Intermediate Bond
Class I2	0.55
Class I3	0.40
Class R	1.00
Class R4	0.65
Intermediate Muni
Class A	0.85	0.96%
Class C	1.60	1.71
Class I, Class I2, Advisor Class	0.71
Class T1	0.96
International Equity
Class A	1.25	1.35
Class C	2.00	2.10
Class I, Class I2, Class R6	1.00	1.10
Class I3	0.90
Class R	1.40
Class R4	1.15
Class T1	1.35
Advisor Class	1.10
International Growth
Class A (D)	1.30	N/A
Class I (D), Class R6 (D)	1.05	N/A
Class I2	1.05
International Small Cap Value
Class I, Class I2	1.22
Large Cap Value
Class A, Class T1	1.15
Class C	1.90
Class I, Class I2, Class R6, Advisor Class	0.90
Large Core
Class I3	0.65
Class R	1.15
Class R4	0.90
Large Growth
Class I3	0.65
Class R	1.25
Class R4	0.90

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Large Value Opportunities
Class I3	0.50%
Class R	1.00
Class R4	0.75
Mid Cap Growth
Class A, Class T1	1.30
Class C	2.05
Class I, Advisor Class	1.05
Class I2	1.00	1.05%
Class I3	0.75
Class R	1.35
Class R4	0.95
Mid Cap Value Opportunities
Class A, Class T1	1.20
Class C	1.95
Class I, Class R6, Advisor Class	0.95
Class I2	0.85	0.95
Class I3	0.70
Class R	1.25
Class R4	0.90
MLP & Energy Income
Class A, Class T1	1.60
Class C	2.35
Class I, Advisor Class	1.35
Class I2	1.25	1.35
Multi-Cap Growth
Class A, Class T1	1.25
Class B, Class C	2.00
Class I, Advisor Class	1.00
Class I2	0.90	1.00
Multi-Managed Balanced
Class A,	1.15	1.40
Class B	2.15
Class C	1.90	2.15
Class I, Class R6	0.90	1.15
Class T1	1.40
Advisor Class	1.15
Short-Term Bond
Class A	0.90	1.00
Class C	1.75
Class I, Advisor Class	0.75
Class I2, Class R6	0.65	0.75
Class T1	1.00

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Small Cap Core
Class A, Class T1	1.30%
Class C	2.05
Class I, Class I2, Advisor Class	1.05
Class I3	0.85
Class R	1.50
Class R4	1.10
Small Cap Growth
Class A, Class T1	1.40
Class C	2.15
Class I, Class I2, Class R6, Advisor Class	1.15
Class I3	0.90
Class R	1.55
Class R4	1.15
Small Cap Value
Class A, Class T1	1.30
Class C	2.05
Class I, Class I2, Class R6, Advisor Class	1.05
Class I3	0.85
Class R	1.50
Class R4	1.10

Fund	Current Operating Expense Limit (A)	Prior Operating Expense Limit (B) (C)
Small/Mid Cap Value
Class A, Class T1	1.40%
Class B	2.15
Class C	2.05	2.15%
Class I, Class I2, Class R6	1.00	1.15
Advisor Class	1.15
Strategic High Income
Class A, Class T1	1.20
Class C	1.95
Class I, Class I2, Advisor Class	0.95
Unconstrained Bond
Class I, Class I2, Advisor Class	0.95
US Growth
Class A	1.25	1.42
Class B	2.17
Class C	2.00	2.17
Class I, Class I2, Class T	1.00	1.17
Class T1	1.42
Advisor Class	1.17

(A)	Current operating expense limit is effective through March 1, 2019.
(B)	Prior operating expense limit was effective through March 1, 2018.
(C)	No rate present indicates no change to the operating expense limit during the period.
(D)	Class commenced operations on March 1, 2018.

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of April 30, 2018, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period. Government Money Market is discussed in further detail in proceeding notes and tables.

	Amounts Available
Fund	2015	2016	2017	2018	Total
Balanced II
Class I3	$—	$—	$11,078	$38,779	$49,857
Class R	—	—	—	23,517	23,517
Bond
Class I2	—	63,787	134,360	67,795	265,942
Class R6	—	—	951	2,169	3,120
Capital Growth
Class B	—	391	2,652	1,441	4,484
Concentrated Growth
Class A	—	—	—	12,080	12,080
Class I2	—	—	—	11,854	11,854
Advisor Class	—	—	—	5	5
Dividend Focused
Advisor Class	—	—	3	3	6

	Amounts Available
Fund	2015	2016	2017	2018	Total
Dynamic Allocation
Class A	$26,842	$27,381	$ 44,299	$19,853	$118,375
Class C	19,674	21,410	37,597	16,507	95,188
Class I	7,057	4,549	13,169	6,931	31,706
Class T1	—	—	21	18	39
Dynamic Income
Class A	—	—	—	4,176	4,176
Class C	—	—	—	16,591	16,591
Class I	—	—	—	3,862	3,862
Advisor Class	—	—	6	6	12
Event Driven
Class I	—	—	132	88	220
Class I2	88,851	48,658	161,964	72,558	372,031
Advisor Class	—	—	31	17	48

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2015	2016	2017	2018	Total
Flexible Income
Class B	$ —	$ —	$ 140	$ 410	$ 550
Floating Rate
Class A	—	—	12,084	1,979	14,063
Class C	924	2,210	5,582	575	9,291
Class I	—	3,334	27,236	11,908	42,478
Global Equity
Class A	3,466	22,402	67,263	34,855	127,986
Class B	3,791	5,277	5,032	1,825	15,925
Class C	—	11,260	67,152	31,410	109,822
Class I	—	—	12,550	13,010	25,560
Class Advisor	—	—	13	11	24
High Quality Bond
Class I3	—	—	93,980	57,557	151,536
Class R4	—	—	17,013	9,417	26,430
High Yield Bond
Class B	—	—	—	375	375
Class I3	—	—	60,210	48,132	108,342
Class R	—	—	18,373	30,396	48,769
Class R4	—	—	56,299	52,422	108,721
High Yield Muni
Class A	15,831	10,570	21,232	644	48,277
Class C	3,599	1,821	10,480	710	16,610
Class I	19,728	11,754	44,555	12,297	88,334
Inflation Opportunities
Class A	—	—	197	3,266	3,463
Class C	—	—	501	257	758
Class I	42	135	319	162	658
Inflation-Protected Securities
Class I3	—	—	89,712	98,484	188,196
Class R	—	—	2,139	1,908	4,047
Class R4	—	—	25,133	14,957	40,090
Intermediate Bond
Class I3	—	—	78,164	25,038	103,202
Class R4	—	—	37,560	10,781	48,341
International Growth
Class I	—	—	—	2	2
Large Core
Class I3	—	—	93,941	52,708	146,649
Class R	—	—	34,367	18,344	52,711
Class R4	—	—	5,155	2,311	7,466
Large Growth
Class I3	—	—	286,418	182,124	468,542
Class R4	—	—	25,370	10,809	36,179
Large Value Opportunities
Class I3	—	—	174,362	96,705	271,067
Class R	—	—	35,738	19,903	55,641
Class R4	—	—	19,084	7,979	27,063

	Amounts Available
Fund	2015	2016	2017	2018	Total
Mid Cap Growth
Class I3	$ —	$ —	$40,042	$ 28,316	$ 68,358
Class R	—	—	2,383	2,583	4,966
Class R4	—	—	13,261	8,569	21,830
Advisor Class	—	—	—	2	2
Mid Cap Value Opportunities
Class A	—	—	—	40,987	40,987
Class I3	—	—	111,093	71,926	183,019
Class R	—	—	11,469	19,577	31,046
Class R4	—	—	306,144	212,000	518,144
Advisor Class	—	—	—	1	1
MLP & Energy Income
Class A	—	—	—	6,600	6,600
Class C	—	—	3,455	8,954	12,409
Class I2	—	—	—	10,139	10,139
Advisor Class	—	—	3	4	7
Multi-Cap Growth
Class A	—	55,955	118,223	52,303	226,481
Class B	—	5,384	6,858	2,850	15,092
Class C	—	7,513	13,994	5,822	27,329
Multi-Managed Balanced
Class B	—	—	—	1,388	1,388
Small Cap Core
Class A	—	—	4,368	1,076	5,444
Class C	—	—	731	124	855
Class I	—	—	1,027	45	1,072
Class I3	—	—	136,338	74,227	210,565
Class R4	—	—	7,858	4,381	12,239
Advisor Class	—	—	10	5	15
Small Cap Growth
Class A	—	—	12,575	5,755	18,330
Class C	—	—	1,950	613	2,563
Class I	—	—	—	2,160	2,160
Class I3	—	—	40,741	25,474	66,215
Class R	—	—	2,023	1,415	3,438
Class R4	—	—	8,308	4,717	13,025
Advisor Class	—	—	14	8	22
Small Cap Value
Class A	—	578	3,911	3,026	7,515
Class C	—	—	—	214	214
Class I	—	—	—	786	786
Class I3	—	—	19,397	25,805	45,202
Class R4	—	—	619	271	890
Advisor Class	—	—	8	8	16
Small Mid/Cap Value
Class B	—	—	—	441	441

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2015	2016	2017	2018	Total
Strategic High Income
Class A	$ —	$ —	$ —	$ 6,878	$ 6,878
Class C	—	—	—	8,831	8,831
Class I	1,537	29,532	25,467	14,322	70,858
Class I2	2,007	—	—	2	2,009
Advisor Class	—	—	4	79	83

	Amounts Available
Fund	2015	2016	2017	2018	Total
Unconstrained Bond
Advisor Class	$ —	$ —	$ 5	$ 2	$ 7
US Growth
Class B	—	—	2,775	2,528	5,303

Government Money Market: TAM, on a voluntary basis and in addition to the contractual waivers in effect from time to time, has agreed to waive fees and/or reimburse expenses of Government Money Market, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time in order to prevent a negative yield. Any such waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to recapture any amounts so waived or reimbursed upon Government Money Market attaining such yield as the Trust’s officers reasonably determine.

Once Government Money Market, or any classes thereof, has maintained a daily positive yield for a reasonable amount of time, as determined by TAM, TAM is entitled to reimbursement by Government Money Market, or any classes thereof, of the fees waived and/or expenses reimbursed by TAM or any of its affiliates to Government Money Market, or any classes thereof, during any of the previous thirty-six months. Waived and/or reimbursed expenses related to the maintenance of yield are included in Expenses waived and/or reimbursed within the Statements of Operations.

For the years and period ended October 31, 2015, October 31, 2016, October 31, 2017 and April 30, 2018, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2015	2016	2017	2018	Total
Class A	$201,394	$462,515	$143,302	$—	$807,211
Class B	15,183	21,043	8,274	282	44,782
Class C	136,234	250,500	147,590	7,148	541,472
Class I	18,938	15,152	2,272	—	36,362
Class I2	36,225	20,533	5,796	—	62,554
Class I3	—	—	47	—	47
Class R2	—	—	—	—	—
Class R4	—	—	—	—	—

As of April 30, 2018, the balances available for recapture by TAM due to the maintenance of the yield is as follows:

	Amounts Available
	2015	2016	2017	2018	Total
Class A	$—	$176,038	$143,302	$—	$319,340
Class B	15,389	21,043	8,274	282	44,988
Class C	134,133	250,500	147,590	7,148	539,371
Class I	—	—	—	—	—
Class I2	35,692	20,533	5,796	—	62,021
Class I3	—	—	26	—	26
Class R2	—	—	—	—	—
Class R4	—	—	—	—	—

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the years and period ended October 31, 2015, October 31, 2016, October 31, 2017 and April 30, 2018, the amounts waived by TAM due to the operating expense limitation is as follows:

	Amounts Waived
	2015	2016	2017	2018	Total
Class A	$131,898	$214,037	$98,896	$30,654	$475,485
Class B	3,445	5,827	3,788	1,191	14,251
Class C	20,251	30,691	18,048	3,045	72,035
Class I	25,460	43,216	31,889	4,767	105,332
Class I2	8,108	—	2,876	1,036	12,020
Class I3	—	—	6,004	17,342	23,346
Class R2	—	—	35,908	366,946	402,854
Class R4	—	—	14,414	75,663	90,077

As of April 30, 2018, the balances available for recapture by TAM due to the operating expense limitation is as follows:

	Amounts Available
	2015	2016	2017	2018	Total
Class A	$131,898	$214,037	$98,896	$30,654	$475,485
Class B	3,445	5,827	3,788	1,191	14,251
Class C	20,251	30,691	18,048	3,045	72,035
Class I	25,460	43,216	31,889	4,767	105,332
Class I2	8,108	—	2,876	1,036	12,020
Class I3	—	—	—	14,929	14,929
Class R2	—	—	—	363,860	363,860
Class R4	—	—	13,604	75,663	89,267

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class R	0.50%
Class R2	0.25%
Class R4	0.25%
Class T1	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3, Class R6, Class T, and Advisor Class.

TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years. Funds not listed in the subsequent table do not have a 12b-1 waiver.

Fund	Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
High Yield Muni	0.10%	0.25%	March 1, 2019
Intermediate Muni	0.10%	0.25%	March 1, 2019

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Shareholder fees: Class A, Class T, and Class T1 shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class B and Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2018, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Capital Growth
Class A	$757,377	$37
Class B	—	79
Class C	—	5,169
Concentrated Growth
Class A	6,238	—
Class C	—	10
Dividend Focused
Class A	41,384	557
Class C	—	181
Dynamic Income
Class A	18,556	35
Class C	—	1,171
Emerging Markets Debt
Class A	17,492	1
Class C	—	1,279
Emerging Markets Equity
Class A	21,482	1
Class C	—	268
Flexible Income
Class A	116,908	18
Class B	—	8
Class C	—	717
Floating Rate
Class A	14,358	—
Class C	—	1,955
Global Equity
Class A	33,666	—
Class B	—	44
Class C	—	163
Government Money Market
Class A	1,078	—
Class B	—	81
Class C	—	1,930
High Yield Bond
Class A	74,669	1,957
Class C	—	869
High Yield Muni
Class A	11,084	2,500
Class C	—	327
Inflation Opportunities
Class A	119	—
Intermediate Muni
Class A	122,821	35,582
Class C	—	15,603

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
International Equity
Class A	$223,933	$33
Class C	—	5,160
Large Cap Value
Class A	161,460	30
Class C	—	5,035
Mid Cap Growth
Class A	3,517	—
Mid Cap Value Opportunities
Class A	50,090	2
Class C	—	2,650
Multi-Cap Growth
Class A	17,317	—
Class B	—	50
Class C	—	261
MLP & Energy Income
Class A	21,437	5
Class C	—	1,759
Multi-Managed Balanced
Class A	291,982	107
Class B	—	30
Class C	—	12,133
Short-Term Bond
Class A	97,227	27,613
Class C	—	29,607
Small Cap Core
Class A	1,495	—
Class C	—	135
Small Cap Growth
Class A	9,901	5
Class C	—	125
Small Cap Value
Class A	1,933	1
Small/Mid Cap Value
Class A	130,498	901
Class B	—	115
Class C	—	3,433
Strategic High Income
Class A	51,940	13
Class C	—	873
US Growth
Class A	121,311	68
Class B	—	191
Class C	—	135

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Administration fees: Each Fund pays a management fee to TAM for investment management and administration services and is reflected in Investment management fees within the Statements of Operations .

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended April 30, 2018, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Balanced II	$2,040	$348
Bond	7,529	1,280
Capital Growth	404,654	74,547
Concentrated Growth	23,874	6,537
Dividend Focused	53,287	10,328
Dynamic Allocation	12,290	2,329
Dynamic Income	156,563	34,428
Emerging Markets Debt	403,827	71,300
Emerging Markets Equity	23,882	4,358
Event Driven	4,572	894
Flexible Income	219,690	36,448
Floating Rate	82,123	15,150
Global Equity	97,900	21,500
Government Money Market	140,241	23,618
Growth	9,863	1,468
High Quality Bond	10,228	1,886
High Yield Bond	261,073	39,052
High Yield Muni	44,419	7,753
Inflation Opportunities	7,074	1,913
Inflation-Protected Securities	6,008	1,029
Intermediate Bond	112,425	20,248

Fund	Fees Paid to TFS	Fees Due to TFS
Intermediate Muni	$616,047	$125,181
International Equity	1,598,964	282,650
International Growth	51,414	8,899
International Small Cap Value	198,946	36,497
Large Cap Value	317,200	64,858
Large Core	8,072	1,406
Large Growth	26,763	4,606
Large Value Opportunities	20,907	3,551
Mid Cap Growth	18,965	4,410
Mid Cap Value Opportunities	422,188	78,105
MLP & Energy Income	74,672	14,907
Multi-Cap Growth	178,324	30,196
Multi-Managed Balanced	442,080	89,538
Short-Term Bond	1,213,983	250,774
Small Cap Core	11,246	2,472
Small Cap Growth	34,164	6,775
Small Cap Value	15,700	3,136
Small/Mid Cap Value	629,372	116,836
Strategic High Income	75,210	14,710
Unconstrained Bond	17,594	5,143
US Growth	657,474	109,940

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser.

For the period ended April 30, 2018, brokerage commissions are as follows. Funds not listed in the subsequent table do not have brokerage commissions during the period.

Fund	Commissions
Capital Growth	$2,763

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within TAF or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended April 30, 2018, the Funds engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) are as follows. Funds not listed in the subsequent table did not have 17a-7 transactions during the period.

Fund	Purchases	Sales	Net Realized Gains (Losses)
International Growth	$—	$1,886,377	$540,848

9. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Balanced II	$30,212,136	$3,800,871	$37,227,776	$5,228,867
Bond	48,831,300	7,624,288	63,011,289	4,828,288
Capital Growth	294,190,366	—	203,423,282	—
Concentrated Growth	26,235,597	—	58,111,043	—
Dividend Focused	33,119,871	—	60,890,299	—
Dynamic Allocation	204,470	—	2,178,763	—
Dynamic Income	38,743,392	—	85,477,833	—
Emerging Markets Debt	1,225,541,786	—	1,178,369,011	—
Emerging Markets Equity	155,655,086	—	134,961,803	—
Event Driven	389,793,793	—	354,091,565	—
Flexible Income	123,927,100	38,537,709	66,964,727	26,441,742
Floating Rate	234,036,114	—	254,645,112	—
Global Equity	28,558,958	—	35,713,157	—
Growth	59,692,732	—	212,834,458	—
High Quality Bond	60,162,400	50,645,838	47,286,628	63,860,532
High Yield Bond	328,889,699	—	725,829,855	—
High Yield Muni	33,383,008	4,782,041	31,258,712	9,681,220
Inflation Opportunities	15,366,691	16,690,292	14,294,440	9,783,502
Inflation-Protected Securities	2,328,513	99,677,042	8,130,824	107,578,343
Intermediate Bond	529,582,135	355,679,307	292,749,140	382,017,976
Intermediate Muni	315,436,625	9,591,807	208,508,359	24,283,954
International Equity	954,079,056	—	683,399,172	—
International Growth	1,474,358,795	—	1,446,995,222	—
International Small Cap Value	89,462,775	—	109,651,007	—
Large Cap Value	1,480,075,282	—	1,592,452,150	—
Large Core	83,172,350	—	99,719,104	—
Large Growth	149,789,867	—	218,118,993	—
Large Value Opportunities	153,356,374	—	208,916,669	—
Mid Cap Growth	64,384,303	—	226,528,081	—
Mid Cap Value Opportunities	564,471,522	—	697,559,740	—
MLP & Energy Income	28,606,814	—	72,997,489	—
Multi-Cap Growth	75,652,257	—	39,362,256	—
Multi-Managed Balanced	216,742,669	37,457,213	282,041,077	43,263,389
Short-Term Bond	979,588,499	—	902,391,699	42,575
Small Cap Core	87,124,892	—	107,233,091	—
Small Cap Growth	30,628,315	—	45,225,516	—
Small Cap Value	116,273,343	—	136,872,106	—
Small/Mid Cap Value	245,349,362	—	296,279,897	—
Strategic High Income	41,756,694	—	31,475,335	—
Unconstrained Bond	566,978,765	37,563,549	125,702,961	10,078,731
US Growth	160,379,479	—	237,097,721	—

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Balanced II	$141,981,814	$6,399,203	$(4,404,014)	$1,995,189
Bond	196,972,493	3,703,022	(14,045,950)	(10,342,928)
Capital Growth	826,406,752	275,981,803	(14,284,179)	261,697,624
Concentrated Growth	162,967,203	48,119,507	(2,605,211)	45,514,296
Dividend Focused	536,604,217	170,824,682	(16,548,688)	154,275,994
Dynamic Allocation	15,381,710	3,007,526	(86,393)	2,921,133
Dynamic Income	303,918,392	1,497,534	(10,560,295)	(9,062,761)
Emerging Markets Debt	1,030,024,450	12,578,104	(27,299,255)	(14,721,151)
Emerging Markets Equity	229,603,250	52,929,727	(3,795,842)	49,133,885
Event Driven	138,301,971	5,084,035	(4,407,770)	676,265
Flexible Income	531,477,386	10,494,567	(9,341,203)	1,153,364
Floating Rate	808,284,689	3,917,598	(6,001,046)	(2,083,448)
Global Equity	98,007,616	24,362,077	(3,481,018)	20,881,059
Government Money Market	1,175,865,542	—	—	—
Growth	128,645,993	96,624,068	(435,473)	96,188,595
High Quality Bond	306,686,871	106,095	(4,390,304)	(4,284,209)
High Yield Bond	1,697,291,261	20,738,764	(62,268,611)	(41,529,847)
High Yield Muni	98,970,431	1,617,901	(1,464,386)	153,515
Inflation Opportunities	178,866,692	3,988,186	(3,770,879)	217,307
Inflation-Protected Securities	172,125,114	1,212,710	(3,506,015)	(2,293,305)
Intermediate Bond	3,603,694,068	3,451,394	(66,387,174)	(62,935,780)
Intermediate Muni	1,457,041,619	3,594,211	(32,232,020)	(28,637,809)
International Equity	5,499,966,391	817,024,984	(183,891,656)	633,133,328
International Growth	1,455,104,312	45,541,483	(44,339,336)	1,202,147
International Small Cap Value	761,268,962	206,327,473	(66,337,674)	139,989,799
Large Cap Value	2,029,611,562	204,357,845	(82,138,277)	122,219,568
Large Core	255,802,313	33,417,033	(5,420,192)	27,996,841
Large Growth	681,495,664	183,612,845	(15,699,511)	167,913,334
Large Value Opportunities	588,176,545	69,413,043	(17,465,018)	51,948,025
Mid Cap Growth	81,748,557	18,076,361	(1,703,856)	16,372,505
Mid Cap Value Opportunities	1,562,426,279	122,674,974	(86,203,073)	36,471,901
MLP & Energy Income	267,860,670	31,991,638	(32,230,929)	(239,291)
Multi-Cap Growth	257,409,803	57,962,969	(6,017,557)	51,945,412
Multi-Managed Balanced	893,926,665	171,879,818	(17,643,756)	154,236,062
Short-Term Bond	3,200,362,194	7,516,171	(32,076,215)	(24,560,044)
Small Cap Core	236,750,883	24,940,719	(19,997,897)	4,942,822
Small Cap Growth	129,839,122	33,888,959	(2,332,684)	31,556,275
Small Cap Value	258,076,349	36,333,255	(8,716,034)	27,617,221

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Small/Mid Cap Value	$717,698,298	$161,793,501	$(33,039,908)	$128,753,593
Strategic High Income	140,507,654	12,569,704	(3,540,111)	9,029,593
Unconstrained Bond	800,081,029	2,662,257	(9,503,479)	(6,841,222)
US Growth	736,809,924	362,467,862	(12,658,187)	349,809,675

11. NEW ACCOUNTING PRONOUNCEMENTS

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15 (“ASU 2016-15”), “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force”. The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of the additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18 (“ASU 2016-18”), “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force”. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of the additional disclosure and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

12. RECLASSIFICATION

Certain amounts prior to November 1, 2015, have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the net increase (decrease) in net assets resulting from operations. The Trust concluded that it was appropriate to reclassify certain borrowing costs, which relate to charges from a broker for securities sold short positions, as an expense which is included in Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations. Previously, the borrowing costs had been included in Net realized gain/(loss) on securities sold short within the Statements of Operations. Corresponding reclassifications have been made to Net investment income (loss) and Realized gain (loss) within the Statements of Changes in Net Assets and Net investment income (loss) per share, Net realized and unrealized gain (loss) per share and Expenses to average net asset ratios within the Financial Highlights. The impact of the reclassification is an increase to realized gain (loss) and total expenses, and a decrease in net investment income. All impacted amounts, as identified within the Financial Highlights, have been adjusted for purposes of comparability.

13. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s classes underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statements of Changes in Net Assets and the per share data presented within the

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

13. STOCK SPLIT (continued)

Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Class	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Balanced II	R	September 15, 2017	2.01-for-1	4,571,079	9,171,183	Decrease	Increase
High Quality Bond	R4	April 21, 2017	1.01-for-1	5,355,021	5,396,036	Decrease	Increase
Inflation-Protected Securities	R4	April 21, 2017	0.97-for-1	6,242,382	6,069,179	Increase	Decrease
Intermediate Bond	R4	March 24, 2017	1.06-for-1	29,646,707	31,285,459	Decrease	Increase
Large Core	R4	March 10, 2017	0.81-for-1	1,376,796	1,117,293	Increase	Decrease
Large Growth	R4	March 10, 2017	1.35-for-1	6,200,939	8,353,323	Decrease	Increase
Large Value Opportunities	R4	May 5, 2017	1.56-for-1	6,045,594	9,421,040	Decrease	Increase
Mid Cap Growth	R4	March 10, 2017	0.84-for-1	1,574,918	1,327,363	Increase	Decrease
Small Cap Core	R4	March 10, 2017	1.44-for-1	743,234	1,073,021	Decrease	Increase
Small Cap Value	R4	April 21, 2017	2.16-for-1	258,654	559,003	Decrease	Increase

14. REORGANIZATION

Transamerica Partners: Following the close of business on the date listed in the subsequent table, the Target Funds reorganized into new or existing Destination Funds within the Trust. The reorganizations into existing Destination Funds were as follows:

Target Fund	Destination Fund/Class	Reorganization Date
	High Yield Bond (A):	March 24, 2017
Transamerica Partners High Yield Bond	Class R
Transamerica Partners Institutional High Yield Bond	Class R4
Transamerica Partners High Yield Bond Portfolio	Class I3
	Intermediate Bond:	March 24, 2017
Transamerica Partners Core Bond	Class R
Transamerica Partners Institutional Core Bond (A)	Class R4
Transamerica Partners Core Bond Portfolio	Class I3
	Government Money Market (A):	October 13, 2017
Transamerica Partners Government Money Market	Class R2
Transamerica Partners Institutional Government Money Market	Class R4
Transamerica Partners Government Money Market Portfolio	Class I3
	International Equity (A):	March 10, 2017
Transamerica Partners International Equity	Class R
Transamerica Partners Institutional International Equity	Class R4
Transamerica Partners International Equity Portfolio	Class I3
	Mid Cap Growth:	March 10, 2017
Transamerica Partners Mid Growth	Class R
Transamerica Partners Institutional Mid Growth (A)	Class R4
Transamerica Partners Mid Growth Portfolio	Class I3
	Mid Cap Value Opportunities (A):	March 24, 2017
Transamerica Partners Mid Value	Class R
Transamerica Partners Institutional Mid Value	Class R4
Transamerica Partners Mid Value Portfolio	Class I3
	Small Cap Core:	March 10, 2017
Transamerica Partners Small Core	Class R
Transamerica Partners Institutional Small Core (A)	Class R4
Transamerica Partners Small Core Portfolio	Class I3

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

14. REORGANIZATION (continued)

Target Fund	Destination Fund/Class	Reorganization Date
	Small Cap Growth (A):	March 10, 2017
Transamerica Partners Small Growth	Class R
Transamerica Partners Institutional Small Growth	Class R4
Transamerica Partners Small Growth Portfolio	Class I3
	Small Cap Value:	April 21, 2017
Transamerica Partners Small Value	Class R
Transamerica Partners Institutional Small Value (A)	Class R4
Transamerica Partners Small Value Portfolio	Class I3

The reorganizations into newly organized Destination Funds were as follows:

Target Fund	Destination Fund/Class	Reorganization Date
	Balanced II:	September 15, 2017
Transamerica Partners Balanced (A)	Class R
Transamerica Partners Balanced Portfolio	Class I3
	High Quality Bond:	April 21, 2017
Transamerica Partners High Quality Bond	Class R
Transamerica Partners Institutional High Quality Bond (A)	Class R4
Transamerica Partners High Quality Bond Portfolio	Class I3
	Inflation-Protected Securities:	April 21, 2017
Transamerica Partners Inflation-Protected Securities	Class R
Transamerica Partners Institutional Inflation-Protected Securities (A)	Class R4
Transamerica Partners Inflation-Protected Securities Portfolio	Class I3
	Large Core:	March 10, 2017
Transamerica Partners Large Core	Class R
Transamerica Partners Institutional Large Core (A)	Class R4
Transamerica Partners Large Core Portfolio	Class I3
	Large Growth:	March 10, 2017
Transamerica Partners Large Growth	Class R
Transamerica Partners Institutional Large Growth (A)	Class R4
Transamerica Partners Large Growth Portfolio	Class I3
	Large Value Opportunities:	May 5, 2017
Transamerica Partners Large Value	Class R
Transamerica Partners Institutional Large Value (A)	Class R4
Transamerica Partners Large Value Portfolio	Class I3

(A)	Accounting and performance survivor of the reorganizations. Where a Target Fund was the accounting and performance survivor for financial reporting purposes, the accounting and performance survivor’s financial and performance history prior to the reorganization became the financial and performance history of the Destination Fund and is reflected in the Destination Fund’s financial statements and financial highlights.

Pursuant to an Agreement and Plan of Reorganization, each Target Fund transferred all of its property and assets to the corresponding Destination Fund. The purpose of the transactions was to achieve a more cohesive, focused, and streamlined fund complex. In exchange, the applicable Destination Fund assumed all of the liabilities of the applicable Target Fund and issued shares to that Target Fund, as described below. With the exception of the reorganizations involving the Series Portfolios, the reorganizations were tax-free. For financial statement purposes, assets received and shares issued of the Destination Funds were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Destination Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shares issued to Target Fund shareholders from the Destination Fund, along with the exchange ratio of the reorganization for the Destination Funds, were as follows (shares of those Destination Funds that were not the accounting and performance survivor of the applicable reorganization are also shown):

Fund	Fund Shares	Destination Fund - Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
Transamerica Partners Balanced	9,171,183	Balanced II – Class R	9,171,183	$91,711,829	1.00
Transamerica Partners Balanced Portfolio	N/A	Balanced II – Class I3	5,619,167	56,191,666	N/A

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

14. REORGANIZATION (continued)

Fund	Fund Shares	Destination Fund - Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
		Government Money Market (B)
Transamerica Partners Government Money Market	632,075,520	Government Money Market – Class R2	632,075,520	$632,075,520	1.00
Transamerica Partners Institutional Government Money Market	187,617,564	Government Money Market – Class R4	187,617,564	187,617,564	1.00
Transamerica Partners Government Money Market Portfolio	N/A	Government Money Market – Class I3	66,989,654	66,989,654	N/A
Transamerica Partners High Quality Bond	9,155,698	High Quality Bond – Class R	10,164,721	101,647,214	1.11
Transamerica Partners Institutional High Quality Bond (B)	5,396,036	High Quality Bond – Class R4	5,396,036	53,960,356	1.00
Transamerica Partners High Quality Bond Portfolio	N/A	High Quality Bond – Class I3	18,089,119	180,891,191	N/A
		High Yield Bond (B)
Transamerica Partners High Yield Bond	14,174,481	High Yield Bond – Class R	13,223,534	122,337,520	0.93
Transamerica Partners Institutional High Yield Bond	40,826,152	High Yield Bond – Class R4	38,058,540	352,098,584	0.93
Transamerica Partners High Yield Bond Portfolio	N/A	High Yield Bond – Class I3	37,423,688	346,225,252	N/A
Transamerica Partners Inflation-Protected Securities	10,338,182	Inflation-Protected Securities – Class R	11,485,858	114,858,579	1.11
Transamerica Partners Institutional Inflation-Protected Securities (B)	6,069,179	Inflation-Protected Securities – Class R4	6,069,179	60,691,785	1.00
Transamerica Partners Inflation-Protected Securities Portfolio	N/A	Inflation-Protected Securities – Class I3	6,435,074	64,350,738	N/A
Transamerica Partners Core Bond	28,440,299	Intermediate Bond – Class R	36,303,963	365,849,559	1.28
Transamerica Partners Institutional Core Bond (B)	31,285,459	Intermediate Bond – Class R4	31,285,459	315,276,089	1.00
Transamerica Partners Core Bond Portfolio	N/A	Intermediate Bond – Class I3	44,438,308	447,822,600	N/A
Intermediate Bond – Class I2	195,080,630	Intermediate Bond – Class I2	195,080,630	1,965,902,863	1.00
		International Equity (B)
Transamerica Partners International Equity	13,385,727	International Equity – Class R	8,218,564	141,711,875	0.61
Transamerica Partners Institutional International Equity	6,071,150	International Equity – Class R4	2,371,458	40,890,816	0.39
Transamerica Partners International Equity Portfolio	N/A	International Equity – Class I3	11,005,711	189,770,376	N/A
Transamerica Partners Large Core	2,304,086	Large Core – Class R	8,065,740	80,657,396	3.50
Transamerica Partners Institutional Large Core (B)	1,117,293	Large Core – Class R4	1,117,293	11,172,929	1.00
Transamerica Partners Large Core Portfolio	N/A	Large Core – Class I3	20,290,247	202,902,469	N/A

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

14. REORGANIZATION (continued)

Fund	Fund Shares	Destination Fund - Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
Transamerica Partners Large Growth	8,911,458	Large Growth – Class R	24,908,589	$249,085,885	2.80
Transamerica Partners Institutional Large Growth (B)	8,353,323	Large Growth – Class R4	8,353,323	83,533,232	1.00
Transamerica Partners Large Growth Portfolio	N/A	Large Growth – Class I3	52,386,514	523,865,143	N/A
Transamerica Partners Large Value	7,855,088	Large Value Opportunities – Class R	22,909,736	229,097,355	2.92
Transamerica Partners Institutional Large Value (B)	9,421,040	Large Value Opportunities – Class R4	9,421,040	94,210,399	1.00
Transamerica Partners Large Value Portfolio	N/A	Large Value Opportunities – Class I3	42,387,468	423,874,680	N/A
Transamerica Partners Mid Growth	5,348,116	Mid Cap Growth – Class R	4,006,821	53,042,698	0.75
Transamerica Partners Institutional Mid Growth (B)	1,327,363	Mid Cap Growth – Class R4	1,327,363	17,571,765	1.00
Transamerica Partners Mid Growth Portfolio	N/A	Mid Cap Growth – Class I3	2,676,644	35,433,677	N/A
Mid Cap Growth – Class A	600,232	Mid Cap Growth – Class A	600,232	7,872,924	1.00
Mid Cap Growth – Class C	92,065	Mid Cap Growth – Class C	92,065	1,181,785	1.00
Mid Cap Growth – Class I	35,727	Mid Cap Growth – Class I	35,727	471,916	1.00
Mid Cap Growth – Class I2	12,026,921	Mid Cap Growth – Class I2	12,026,921	159,214,123	1.00
Mid Cap Growth – Advisor Class	800	Mid Cap Growth – Advisor Class	800	10,563	1.00
		Mid Cap Value Opportunities (B)
Transamerica Partners Mid Value	6,179,933	Mid Cap Value Opportunities – Class R	11,148,053	132,969,517	1.80
Transamerica Partners Institutional Mid Value	25,879,655	Mid Cap Value Opportunities – Class R4	39,022,272	465,442,058	1.51
Transamerica Partners Mid Value Portfolio	N/A	Mid Cap Value Opportunities – Class I3	24,417,361	291,240,513	N/A
Transamerica Partners Small Core	2,186,015	Small Cap Core – Class R	5,959,897	67,963,093	2.73
Transamerica Partners Institutional Small Core (B)	1,073,021	Small Cap Core – Class R4	1,073,021	12,236,084	1.00
Transamerica Partners Small Core Portfolio	N/A	Small Cap Core – Class I3	14,387,627	164,067,863	N/A
Small Cap Core – Class A	262,942	Small Cap Core – Class A	262,942	2,987,994	1.00
Small Cap Core – Class C	68,530	Small Cap Core – Class C	68,530	770,505	1.00
Small Cap Core – Class I	144,152	Small Cap Core – Class I	144,152	1,643,572	1.00
Small Cap Core – Class I2	3,485,319	Small Cap Core – Class I2	3,485,319	39,744,526	1.00
Small Cap Core – Advisor Class	858	Small Cap Core – Advisor Class	858	9,800	1.00
		Small Cap Growth (B)
Transamerica Partners Small Growth	2,432,198	Small Cap Growth – Class R	6,349,742	40,910,118	2.61
Transamerica Partners Institutional Small Growth	598,843	Small Cap Growth – Class R4	1,727,879	11,132,383	2.89
Transamerica Partners Small Growth Portfolio	N/A	Small Cap Growth – Class I3	2,729,704	17,586,938	N/A

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

14. REORGANIZATION (continued)

Fund	Fund Shares	Destination Fund - Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
Transamerica Partners Small Value	2,090,157	Small Cap Value – Class R	3,192,339	$35,584,048	1.53
Transamerica Partners Institutional Small Value (B)	559,003	Small Cap Value – Class R4	559,003	6,231,042	1.00
Transamerica Partners Small Value Portfolio	N/A	Small Cap Value – Class I3	1,539,952	17,165,386	N/A
Small Cap Value – Class A	225,399	Small Cap Value – Class A	225,399	2,495,036	1.00
Small Cap Value – Class C	74,769	Small Cap Value – Class C	74,769	824,598	1.00
Small Cap Value – Class I	57,440	Small Cap Value – Class I	57,440	639,862	1.00
Small Cap Value – Class I2	23,579,640	Small Cap Value – Class I2	23,579,640	262,835,266	1.00
Small Cap Value – Class R6	5,040	Small Cap Value – Class R6	5,040	56,472	1.00
Small Cap Value – Class T1	900	Small Cap Value – Class T1	900	9,968	1.00
Small Cap Value – Advisor Class	891	Small Cap Value – Advisor Class	891	9,995	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Fund shares outstanding on the relevant Reorganization Date.
(B)	Accounting and performance survivor.

The net assets of the Target Funds, including unrealized appreciation (depreciation), were combined with those of the Destination Funds. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)		Target Fund Net Assets		Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Transamerica Partners Balanced (A)	$1,007,424		$91,711,829		Balanced II	$—	$147,903,495
Transamerica Partners Balanced Portfolio	N/A	(B)	56,191,666	(C)

Transamerica Partners Government Money Market	—		632,075,520		Government Money Market	247,644,219	1,134,326,957
Transamerica Partners Institutional Government Money Market	—		187,617,564
Transamerica Partners Government Money Market Portfolio	N/A	(B)	66,989,654	(C)

Transamerica Partners High Quality Bond	(1,640,859)		101,647,214		High Quality Bond	—	336,498,761
Transamerica Partners Institutional High Quality Bond (A)	1,537,095		53,960,356
Transamerica Partners High Quality Bond Portfolio	N/A	(B)	180,891,191	(C)
Transamerica Partners High Yield Bond	722,132		122,337,520		High Yield Bond	1,229,016,797	2,049,678,153
Transamerica Partners Institutional High Yield Bond	2,520,307		352,098,584
Transamerica Partners High Yield Bond Portfolio	N/A	(B)	346,225,252	(C)

Transamerica Partners Inflation-Protected Securities	760,560		114,858,579		Inflation-Protected Securities	—	239,901,102
Transamerica Partners Institutional Inflation-Protected Securities (A)	590,545		60,691,785
Transamerica Partners Inflation-Protected Securities Portfolio	N/A	(B)	64,350,738	(C)
Transamerica Partners Core Bond	(3,594,976)		365,849,559		Intermediate Bond	1,965,902,863	3,094,851,111
Transamerica Partners Institutional Core Bond (A)	2,500,810		315,276,089
Transamerica Partners Core Bond Portfolio	N/A	(B)	447,822,600	(C)

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

14. REORGANIZATION (continued)

Target Fund	Target Fund Unrealized Appreciation (Depreciation)		Target Fund Net Assets		Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Transamerica Partners International Equity	$34,415,124		$141,711,875		International Equity	$3,907,371,528	$4,279,744,595
Transamerica Partners Institutional International Equity	(43,060,842)		40,890,816
Transamerica Partners International Equity Portfolio	N/A	(B)	189,770,376	(C)

Transamerica Partners Large Core	(21,959,948)		80,657,396		Large Core	—	294,732,794
Transamerica Partners Institutional Large Core (A)	(19,873,951)		11,172,929
Transamerica Partners Large Core Portfolio	N/A	(B)	202,902,469	(C)

Transamerica Partners Large Growth	54,147,046		249,085,885		Large Growth	—	856,484,260
Transamerica Partners Institutional Large Growth (A)	(20,958,650)		83,533,232
Transamerica Partners Large Growth Portfolio	N/A	(B)	523,865,143	(C)

Transamerica Partners Large Value	(27,696,716)		229,097,355		Large Value Opportunities	—	747,182,434
Transamerica Partners Institutional Large Value (A)	(102,375,846)		94,210,399
Transamerica Partners Large Value Portfolio	N/A	(B)	423,874,680	(C)

Transamerica Partners Mid Growth	1,814,612		53,042,698		Mid Cap Growth	168,751,311	274,799,451
Transamerica Partners Institutional Mid Growth (A)	(219,281)		17,571,765
Transamerica Partners Mid Growth Portfolio	N/A	(B)	35,433,677	(C)

Transamerica Partners Mid Value	37,947,317		132,969,517		Mid Cap Value Opportunities	894,568,475	1,784,220,563
Transamerica Partners Institutional Mid Value	61,036,958		465,442,058
Transamerica Partners Mid Value Portfolio	N/A	(B)	291,240,513	(C)

Transamerica Partners Small Core	(34,919,534)		67,963,093		Small Cap Core	45,156,397	289,423,437
Transamerica Partners Institutional Small Core (A)	(48,604,430)		12,236,084
Transamerica Partners Small Core Portfolio	N/A	(B)	164,067,863	(C)

Transamerica Partners Small Growth	1,384,718		40,910,118		Small Cap Growth	76,775,271	146,404,710
Transamerica Partners Institutional Small Growth	3,003,186		11,132,383
Transamerica Partners Small Growth Portfolio	N/A	(B)	17,586,938	(C)

Transamerica Partners Small Value	(4,139,367)		35,584,048		Small Cap Value	266,871,196	325,851,672
Transamerica Partners Institutional Small Value (A)	4,551,843		6,231,042
Transamerica Partners Small Value Portfolio	N/A	(B)	17,165,386	(C)

(A)	Accounting and performance survivor.
(B)	Taxable reorganization.
(C)	The net assets of the Series Portfolio exclude the feeder funds’ investments in the Series Portfolio.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

15. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

16. SUBSEQUENT EVENTS

The Board has approved the liquidation of Transamerica Bond. Additionally, in connection with the liquidation, the Fund’s name will be changed to Transamerica Bond II. This will be effective on or about May 25, 2018.

The Board has approved a new investment sub-advisory agreement with PineBridge Investments LLC and certain related changes with respect to Transamerica Inflation-Protected Securities. This will be effective on or about June 29, 2018.

The Board has approved the creation and registration of the Class R6 shares for Transamerica High Quality Bond, Transamerica International Small Cap Value, Transamerica Large Core and Transamerica Large Value Opportunities. This will be effective on or about June 29, 2018.

Management has evaluated subsequent events through the date of issuance of this report, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ report.

Transamerica Funds	Semi-Annual Report 2018

TRANSAMERICA INTERNATIONAL GROWTH

APPROVAL OF SUB-ADVISORY AGREEMENT

(Unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board” or “Board Members”) held on December 6-7, 2017, the Board considered the termination of MFS Investment Management (“MFS”) as sub-adviser for Transamerica International Growth1 (the “Fund”) and the approval of Greystone Managed Investments (“Greystone”) as replacement sub-adviser. Following their review and consideration, the Board Members determined that the terms of the proposed sub-advisory agreement between Transamerica Asset Management, Inc. (“TAM”), on behalf of the Fund, and Greystone (the “Sub-Advisory Agreement”) were reasonable, and that the termination of MFS as sub-adviser to the Fund and approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with MFS with respect to the Fund.

To assist the Board Members in their consideration of the Sub-Advisory Agreement, the Board Members requested and received from TAM and Greystone certain materials and information in advance of the meeting. The Board Members then reviewed such information as they deemed reasonably necessary to evaluate the Sub-Advisory Agreement. In addition, the Independent Board Members consulted with counsel, including independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Independent Board Members’ deliberations.

Among other matters, the Board Members considered:

(a)        that Greystone is an experienced asset management firm and TAM believes that Greystone has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund based on an assessment of Greystone’s organization, investment personnel and experience managing the proposed investment strategy;

(b)        the proposed responsibilities of Greystone for the Fund and the sub-advisory services expected to be provided by it;

(c)        that the management fee rate and total annual fund operating expenses paid by the Fund would decrease;

(d)        that the proposed sub-advisory fees payable to Greystone by TAM are fair and reasonable in relation to the services to be provided by Greystone;

(e)        the fact that the sub-advisory fees payable to Greystone would be paid by TAM and not the Fund;

(f)        that TAM advised the Board Members that the Fund’s average daily net assets will be aggregated with the assets of Transamerica Greystone International Growth VP for purposes of calculating the sub-advisory fees paid by TAM to Greystone; and

(g)        that TAM recommended to the Board Members that Greystone be appointed to replace MFS based on MFS’s underperformance compared to the Fund’s benchmark and international growth peer group, as well as the recent portfolio manager change.

In their deliberations, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Board Members based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by Greystone under the Sub-Advisory Agreement, the Board Members considered, among other things, information provided by TAM and Greystone regarding the operations, facilities, organization and personnel of Greystone, the anticipated ability of Greystone to perform its duties under the Sub-Advisory Agreement, and the proposed changes to the Fund’s current investment programs and other practices.

The Board Members also considered the experience of Greystone’s portfolio managers and Greystone’s strategy to add value by identifying companies that have demonstrated superior earnings growth, positive business momentum and sustainable profitability. In addition, the Board noted Greystone’s belief in acting with conviction and building focused portfolios with what they consider high-impact characteristics; and the team decision-making that is another principle in Greystone’s philosophy.

Based on their review of the materials provided and the information they had received from TAM and Greystone, the Board Members concluded that Greystone is capable of providing sub-advisory services to the Fund that are appropriate in scope and extent in light of the proposed investment programs for such Fund.

1 Formerly known as “Transamerica International Equity Opportunities”.

Transamerica Funds	Semi-Annual Report 2018

TRANSAMERICA INTERNATIONAL GROWTH

APPROVAL OF SUB-ADVISORY AGREEMENT (continued)

(Unaudited)

Investment Performance. The Board Members considered Greystone’s past performance, investment management experience, capabilities and resources. The Board Members reviewed the historical performance of Greystone’s International Equity investment strategy proposed to be used in managing the Fund. The Board Members noted that the International Equity strategy’s returns ranked in the top quartile of the Fund’s peer group and out-performed the Fund and its benchmark across the one-, three-, five-, and seven-year periods ended September 30, 2017.

The Board Members further noted that TAM believes that the appointment of Greystone will benefit shareholders by offering them the potential for improved performance. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of the services to be provided by Greystone, the Board Members concluded that Greystone is capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed new principal investment strategies.

Sub-Advisory Fee, Cost of Services to be Provided and Profitability. The Board Members considered the proposed sub-advisory fee schedule under the Sub-Advisory Agreement with Greystone. The Board Members noted that the proposed sub-advisory fee schedule payable by TAM to Greystone is lower at all asset levels than the current sub-advisory fee schedule for MFS, noting that TAM has negotiated with Greystone to have the Fund’s assets aggregated with the assets of Transamerica Greystone International Growth VP for purposes of computing breakpoints in the sub-advisory fee schedule. The Board Members further noted that shareholders are expected to benefit from both a lower management fee schedule and lower overall expenses. The Board Members also considered that although the net management fee retained by TAM would increase with respect to the Fund, the proposed management fee rates payable by the Fund to TAM would decrease at all asset levels.

On the basis of these considerations, together with the other information they considered, the Board Members determined that the sub-advisory fee to be received by Greystone under the Sub-Advisory Agreement is reasonable in light of the sub-advisory services to be provided.

With respect to Greystone’s costs and profitability in providing sub-advisory services to the Fund, the Board Members noted that the sub-advisory fee is a product of arm’s-length negotiation between TAM and Greystone. As a result, the Board Members did not consider Greystone’s anticipated profitability as material to its decision to approve the Sub-Advisory Agreement. The Board Members considered that the proposed fee schedule, and the aggregation of the Fund’s average daily net assets with the assets of Transamerica Greystone International Growth VP for purposes of calculating the sub-advisory fee paid by TAM to Greystone, would result in an increase in the net management fees retained by TAM for the Fund.

Economies of Scale. In evaluating the extent to which the sub-advisory fees payable under the Sub-Advisory Agreement with Greystone reflect economies of scale or would permit economies of scale to be realized in the future, the Board Members considered the existence of breakpoints in both the management and sub-advisory fee schedules. The Board Members concluded that, in the future, they would have the opportunity to periodically reexamine the appropriateness of the management fees payable by the Fund to TAM and sub-advisory fee payable by TAM to Greystone in light of any economies of scale experienced in the future.

Fall-Out Benefits. The Board Members considered incidental benefits expected to be derived by Greystone from its relationship with the Fund. The Board Members noted that TAM would not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with Greystone, and that Greystone may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the Sub-Advisory Agreement with Greystone is in the best interests of the Fund and its shareholders and unanimously approved the Sub-Advisory Agreement.

Transamerica Funds	Semi-Annual Report 2018

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2018

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc.

25333_SARMFP0418

© 2018 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by the relevant prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2018

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Fund(s) during the fiscal period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2018.

We believe it is important to understand market conditions over the six month period ended April 30, 2018 to provide a context for reading this report. The period began in November with the equity markets concluding a year of strength based in large part on expectations of an improving economy and higher corporate earnings growth. This strength in stocks extended through large, mid and small capitalization ranges as well as U.S. and international markets. By the end of the calendar year, the U.S. economy had posted two consecutive quarters of gross domestic product (“GDP”) growth above 3% for the first time since 2014, and this served to further boost investor confidence. In the international markets, global growth expectations moved higher and this boosted overseas equities as well.

In the final month of the year, Congress passed the Tax Cuts and Jobs Act which, upon signing by the President, received a favorable reaction by the markets as investors welcomed the lower corporate tax rates and the prospect of large overseas cash balances being brought back to the U.S. Despite political disagreement about the new tax bill, the legislation was broadly interpreted by markets to be positive for economic growth and corporate profits, though opponents cautioned of its impact on federal budget deficits. Regardless of these differences in perspective, stocks continued to rally into the New Year.

Following a strong first month of 2018, volatility quickly returned to the markets. Concerns of rising inflation, following unexpectedly high wage growth in the January employment report, sent longer term interest rates rising, and fears of an international trade war emerged after the White House announced plans to invoke steel and aluminum tariffs on China. By mid-February, the Dow Jones Industrial Average had declined more than 10% from its late January high, and the 10-year Treasury yield had risen to 2.90%, more than 0.45% higher than where it had started the year. As markets stabilized amidst strong earnings reports and declining unemployment, volatility returned in March as international trade concerns persisted. During April, equities stabilized, though most major indexes had not yet regained their high water marks by the end of the period.

Interest rates rose throughout the period, as the 3-month London Interbank Offer Rate (“LIBOR”) increased almost a full percentage point from 1.38% to 2.36%. The 10-year U.S. Treasury yield increased and in the final week of April closed above 3% for the first time since early 2014. Recognition of potentially higher economic growth and rising inflation led the Federal Reserve to increase the Fed Funds Rate two times, ending the period in a range between 1.50% and 1.75%.

For the six-month period ended April 30, 2018, the S&P 500® returned 3.82%, while the MSCI EAFE Index, representing international developed market equities, gained 3.58%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned (1.87%). Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2017, and held for the entire six-month period until April 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund(s).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio

Transamerica Core Bond	$1,000.00	$983.50	$2.26	$1,022.50	$2.31	0.46%
Transamerica Developing Markets Equity	1,000.00	1,047.10	6.09	1,018.80	6.01	1.20
Transamerica Global Real Estate Securities	1,000.00	1,015.20	8.04	1,016.80	8.05	1.61
Transamerica Long/Short Strategy	1,000.00	1,005.20	18.79	1,006.00	18.80	3.78
Transamerica Mid Cap Value	1,000.00	1,024.20	4.57	1,020.30	4.56	0.91
Transamerica Total Return	1,000.00	977.70	3.73	1,021.00	3.81	0.76

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2018

Schedules of Investments Composition

At April 30, 2018

(unaudited)

Transamerica Core Bond

Characteristics	Years
Average Maturity§	7.41
Duration †	5.54

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	51.0%
AAA	6.6
AA	4.5
A	13.0
BBB	17.3
BB	0.1
B	0.0 *
CCC and Below	0.1
Not Rated	8.5
Net Other Assets (Liabilities)	(1.1)
Total	100.0%

Transamerica Developing Markets Equity

Asset Allocation	Percentage of Net Assets
Common Stocks	94.1%
Repurchase Agreement	5.1
Securities Lending Collateral	4.4
Preferred Stock	1.4
Net Other Assets (Liabilities)	(5.0)
Total	100.0%

Transamerica Global Real Estate Securities

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Securities Lending Collateral	2.1
Net Other Assets (Liabilities)	(1.9)
Total	100.0%

Transamerica Long/Short Strategy

Asset Allocation	Percentage of Net Assets
Common Stocks	105.8%
Common Stocks Sold Short	(74.1)
Net Other Assets (Liabilities)	68.3
Total	100.0%

Transamerica Mid Cap Value

Asset Allocation	Percentage of Net Assets
Common Stocks	97.8%
Repurchase Agreement	2.3
Securities Lending Collateral	0.7
Net Other Assets (Liabilities)	(0.8)
Total	100.0%

Transamerica Total Return

Characteristics	Years
Average Maturity§	6.63
Duration †	4.11

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	75.2%
AAA	13.2
AA	10.8
A	7.4
BBB	20.6
BB	9.2
B	5.1
CCC and Below	8.0
Not Rated	9.1
Net Other Assets (Liabilities)^	(58.6)
Total	100.0%

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

*	Percentage rounds to less than 0.1% or (0.1)%.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.1%
ABFC Trust Series 2005-AQ1, Class A4, 4.80% (A), 01/25/2034	$ 223,321	$ 228,549
Academic Loan Funding Trust Series 2013-1A, Class A, 1-Month LIBOR + 0.80%, 2.70% (A), 12/26/2044 (B)	577,940	578,688
Ally Auto Receivables Trust Series 2016-1, Class A3, 1.47%, 04/15/2020	687,712	685,402
Ally Master Owner Trust Series 2015-3, Class A, 1.63%, 05/15/2020	1,000,000	999,584
American Credit Acceptance Receivables Trust
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	800,000	823,028
Series 2016-3, Class A,
1.70%, 11/12/2020 (B)	33,617	33,606
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	722,000	727,734
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	530,000	528,550
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,078,487	2,100,411
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	219,637
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	281,900
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	805,433
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	945,028	935,453
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,819,739
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	882,687
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	1,155,000	1,267,175
American Tower Trust #1 Series 2013-2A, Class 2A, 3.07%, 03/15/2048 (B)	400,000	391,732
AmeriCredit Automobile Receivables Trust
Series 2015-4, Class A3,
1.70%, 07/08/2020	550,575	549,635
Series 2016-1, Class A3,
1.81%, 10/08/2020	208,402	207,949
Series 2016-2, Class A3,
1.60%, 11/09/2020	278,871	277,954
Series 2016-4, Class B,
1.83%, 12/08/2021	700,000	687,582
Series 2017-1, Class B,
2.30%, 02/18/2022	406,000	399,637
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	214,832
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	482,714

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 02/15/2020 (B) (C)	$ 3,000,000	$ 3,000,000
AXIS Equipment Finance Receivables III LLC Series 2015-1A, Class A2, 1.90%, 03/20/2020 (B)	5,293	5,289
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	225,959	222,899
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	1,037,303	1,035,357
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	1,211,174	1,177,649
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (B) (C)	49,622	49,223
BCC Funding Corp. X Series 2015-1, Class A2, 2.22%, 10/20/2020 (B)	37,941	37,898
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (B)	466,624	463,929
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 02/15/2033 (B)	1,492,318	1,495,984
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/02/2027 (B)	200,135	196,504
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 07/17/2023	185,000	182,104
California Republic Auto Receivables Trust Series 2015-1, Class A4, 1.82%, 09/15/2020	605,326	603,041
CAM Mortgage Trust Series 2017-1, Class A1, 3.22% (A), 08/01/2057 (B)	281,783	280,317
Camillo Trust Series 2016-SFR1, 5.00%, 12/05/2023 (C)	1,911,317	1,907,137
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 01/20/2022 (B)	2,750,000	2,744,202
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 06/15/2021 (B)	31,685	31,615
CarMax Auto Owner Trust Series 2016-2, Class A3, 1.52%, 02/16/2021	465,060	461,472
CarNow Auto Receivables Trust
Series 2016-1A, Class B,
3.49%, 02/15/2021 (B)	623,545	622,847
Series 2017-1A, Class A,
2.92%, 09/15/2022 (B)	630,357	627,186
Chase Funding Trust
Series 2003-2, Class 2A2, 1-Month LIBOR + 0.56%, 2.46% (A), 02/25/2033	419,129	398,613
Series 2003-6, Class 1A5,
5.08% (A), 11/25/2034	271,786	280,485

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class A3, 1.77%, 10/15/2020 (B)	$ 762,373	$ 760,427
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 05/15/2023 (B)	633,242	629,066
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	58,368	58,445
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	1,500,000	1,518,492
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95% (A), 04/25/2032 (B)	6,103	6,050
CLUB Credit Trust
Series 2017-NP1, Class A,
2.39%, 04/17/2023 (B)	10,970	10,969
Series 2017-P2, Class A,
2.61%, 01/15/2024 (B)	1,353,542	1,348,594
Colony American Finance, Ltd. Series 2016-2, Class A, 2.55%, 11/15/2048 (B)	676,225	658,334
COOF Securitization Trust, Ltd., Interest Only STRIPS Series 2014-1, Class A, 2.88% (A), 06/25/2040 (B)	508,355	45,492
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	125,000	126,641
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	100,956
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	45,469	45,446
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	488,941
Series 2016-A, Class B,
3.34%, 05/15/2020 (B)	1,547,996	1,551,282
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	29,129	29,121
Series 2016-B, Class B,
3.18%, 09/15/2020 (B)	491,000	491,790
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	840,000	841,117
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	1,150,000	1,137,645
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	298,928	298,862
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	621,000	617,180
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	272,000	270,494
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	247,735
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	267,521
Series 2018-1A, Class A,
3.01%, 02/16/2027 (B)	859,000	850,495

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Resorts Owner Trust Series 2017-1A, Class A, 3.27%, 10/22/2029 (B)	$ 988,553	$ 964,219
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	296,267
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	640,000	644,812
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	396,000	403,352
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	1,230,872	1,237,332
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,126,000	1,141,112
Series 2017-1, Class C,
2.84%, 04/15/2022	1,173,000	1,170,497
Series 2017-1, Class D,
3.84%, 03/15/2023	1,983,000	1,998,689
Series 2017-2, Class C,
2.75%, 09/15/2023	1,869,000	1,856,449
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	3,800,000	3,786,952
Series 2017-AA, Class B,
2.51%, 01/15/2021 (B)	269,569	269,391
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	485,000	484,273
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	658,282
DT Asset Trust Series 2017, Class B, 5.84%, 12/16/2022 (C)	1,100,000	1,100,000
DT Auto Owner Trust
Series 2016-2A, Class C,
3.67%, 01/18/2022 (B)	144,195	144,721
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	35,142	35,155
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B)	167,791	167,613
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	578,700	573,312
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	588,000	586,861
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	946,000	943,401
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	534,000	528,242
Series 2018-1A, Class C,
3.47%, 12/15/2023 (B)	961,000	960,010
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	681,000	677,831
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 02/22/2022 (B)	262,651	259,587
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (B)	39,823	39,854
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	225,000	226,483

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	$ 890,000	$ 912,421
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	93,602	93,564
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	600,000	603,073
Series 2016-3A, Class A,
1.84%, 11/16/2020 (B)	466,229	464,957
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	426,000	425,569
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	315,000	316,187
Series 2017-3A, Class A,
2.05%, 12/15/2021 (B)	486,641	483,628
First Investors Auto Owner Trust
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	146,014	145,619
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	866,000	853,086
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,464,761
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	1,089,000	1,072,807
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	1,580,857	1,570,794
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	385,000	383,271
Flagship Credit Auto Trust
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	1,773	1,772
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	247,748	247,531
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	252,000	253,713
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	192,098
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	213,221	213,272
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,096,416
Series 2016-2, Class A1,
2.28%, 05/15/2020 (B)	17,609	17,606
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	738,672
Ford Credit Auto Owner Trust
Series 2015-A, Class A3,
1.28%, 09/15/2019	14,305	14,291
Series 2016-B, Class A3,
1.33%, 10/15/2020	483,257	479,622
GLS Auto Receivables Trust
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	141,206	141,196
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	360,000	362,782
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	700,000	728,802
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	1,300,000	1,289,300

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust Series 2017-2, Class A4, 2.18%, 06/21/2021	$ 279,000	$ 275,449
GMAT Trust Series 2013-1A, Class A, 6.97% (A), 11/25/2043 (B)	41,873	41,916
GO Financial Auto Securitization Trust Series 2015-2, Class B, 4.80%, 08/17/2020 (B)	77,221	77,338
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (B)	142,876	141,094
Golden Bear LLC Series 2016-R, Class R, 5.65%, 09/20/2047 (B)	633,673	632,834
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	2,082,465	2,048,937
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	338,033	335,578
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	1,629,820	1,564,244
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	478,564	467,260
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	1,180,432	1,211,387
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	1,491,513	1,495,295
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (B)	411,181	404,209
Honda Auto Receivables Owner Trust Series 2016-1, Class A3, 1.22%, 12/18/2019	536,537	533,572
Hyundai Auto Receivables Trust
Series 2015-B, Class A3,
1.12%, 11/15/2019	46,267	46,139
Series 2016-A, Class A3,
1.56%, 09/15/2020	356,208	354,269
Kabbage Asset Securitization LLC Series 2017-1, Class A, 4.57%, 03/15/2022 (B)	3,375,000	3,423,756
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.90% (A), 08/25/2038 (B)	2,509,971	59,052
Series 2014-2, Class A,
2.90% (A), 04/25/2040 (B)	434,878	35,274
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B)	24,079	24,088
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (B)	75,048	74,967
Lendmark Funding Trust
Series 2017-1A, Class A,
2.83%, 12/22/2025 (B)	830,000	823,688
Series 2017-1A, Class B,
3.77%, 12/22/2025 (B)	2,200,000	2,198,597

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lendmark Funding Trust (continued)
Series 2017-1A, Class C,
5.41%, 12/22/2025 (B)	$ 1,850,000	$ 1,889,137
LV Tower 52 Series 2013-1, Class A, 5.75%, 02/15/2023 (B) (C)	1,330,428	1,330,428
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 02/20/2029 (B)	1,109,000	1,110,833
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	120,633	120,616
Series 2017-1A, Class A,
2.83%, 03/15/2024 (B)	616,552	616,211
Series 2017-2A, Class A,
2.39%, 07/15/2024 (B)	2,031,002	2,025,431
Series 2018-1A, Class A,
2.61%, 03/15/2028 (B)	1,445,556	1,442,157
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 05/25/2027 (B)	160,000	158,755
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	930,000	919,276
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	625,000	617,446
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 01/15/2021	463,836	459,421
NRPL Trust
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	651,105	651,042
Series 2015-2A, Class A2,
3.75% (A), 10/25/2057 (B)	500,000	489,194
NRZ Advance Receivables Trust Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (B)	423,000	417,581
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (B)	1,855,000	1,851,810
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (B)	940,599	943,988
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (B)	432,000	432,889
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 04/18/2022 (B)	696,000	695,979
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A, 2.04%, 01/15/2021 (B)	62,186	62,157
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	642,606	643,496
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	501,743
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	383,721	383,542

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust (continued)
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	$ 372,000	$ 371,796
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	960,000	968,625
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	952,000	950,477
Series 2016-B, Class B,
5.16%, 07/08/2021 (B)	642,000	642,732
Oportun Funding IV LLC Series 2016-C, Class B, 4.85%, 11/08/2021 (B)	472,769	474,146
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 06/08/2023 (B)	616,000	610,704
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (B)	542,000	534,075
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 03/08/2024 (B)	1,251,000	1,246,103
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,726,588	2,688,712
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	473,270
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,478,973	2,455,637
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	709,369
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	283,140
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	2,914,446
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (B)	296,906	296,935
Series 2017-2A, Class A,
2.41%, 09/15/2023 (B)	524,730	523,513
Series 2017-3A, Class A,
2.36%, 11/15/2023 (B)	1,097,813	1,093,562
Purchasing Power Funding LLC Series 2018-A, Class A, 3.34%, 08/15/2022 (B)	3,220,000	3,215,006
RBSHD Trust Series 2013-1A, Class A, 7.69% (A), 10/25/2047 (B) (C)	185,238	182,815
Renew Series 2017-1A, Class A, 3.67%, 09/20/2052 (B)	466,697	448,359
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 (B) (C)	1,911,342	1,911,342
Santander Drive Auto Receivables Trust Series 2016-2, Class A3, 1.56%, 05/15/2020	32,026	32,020
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 05/20/2021 (B)	1,298,000	1,294,151

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.74% (A), 06/25/2033	$ 30,460	$ 30,760
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 01/18/2022 (B)	61,742	61,723
SoFi Consumer Loan Program LLC Series 2016-2A, Class A, 3.09%, 10/27/2025 (B)	341,950	341,551
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (B)	402,498	401,366
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024 (B)	917,711	917,463
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	106,897	105,693
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	195,234	198,456
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	195,234	198,453
Toyota Auto Receivables Owner Trust Series 2016-B, Class A3, 1.30%, 04/15/2020	306,092	304,200
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 (B) (C)	2,147,888	2,150,530
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (B)	663,467	642,942
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A,
3.35% (A), 11/27/2037 (B)	3,134,546	3,120,389
Series 2017-1IV, Class A,
3.35% (A), 11/27/2037 (B)	1,659,576	1,641,750
United Auto Credit Securitization Trust Series 2017-1, Class A, 1.89%, 05/10/2019 (B)	166,305	166,196
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 06/20/2024 (B)	397,330	396,327
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	163,000	161,608
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,801,000	1,770,532
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	3,516,000	3,502,618
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/02/2024 (B) (C)	1,450,000	1,450,000
VOLT FT1 3.26% (A), 01/27/2023	1,826,399	1,802,857
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50% (A), 02/25/2047 (B)	193,212	192,521

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25% (A), 05/25/2047 (B)	$ 369,440	$ 367,142
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50% (A), 03/25/2047 (B)	376,426	375,633
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50% (A), 03/25/2047 (B)	1,026,343	1,025,060
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38% (A), 04/25/2047 (B)	627,029	625,085
VOLT LVIII LLC Series 2017-NPL5, Class A1, 3.38% (A), 05/28/2047 (B)	340,838	340,017
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25% (A), 06/25/2047 (B)	604,623	601,180
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13% (A), 06/25/2047 (B)	694,055	689,661
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38% (A), 10/25/2047 (B)	2,613,231	2,603,015
VOLT XL LLC Series 2015-NP14, Class A1, 4.38% (A), 11/27/2045 (B)	149,684	149,962
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50% (A), 06/26/2045 (B)	753,598	753,910
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (B)	452,572	448,479
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	500,000	502,718
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	280,000	283,108
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	374,000	372,361
World Omni Auto Receivables Trust Series 2015-A, Class A3, 1.34%, 05/15/2020	21,640	21,594
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3, 2.83%, 07/15/2021	1,301,000	1,296,543

Total Asset-Backed Securities (Cost $168,842,951)		168,442,377

CORPORATE DEBT SECURITIES - 29.4%
Aerospace & Defense - 0.4%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	314,010
3.95%, 04/10/2047 (B)	150,000	148,060
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	230,000	229,400
3.85%, 12/15/2025 (B)	250,000	247,947

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
BAE Systems PLC 5.80%, 10/11/2041 (B)	$ 239,000	$ 281,553
Harris Corp.
3.83%, 04/27/2025	400,000	397,977
4.85%, 04/27/2035	130,000	137,055
Lockheed Martin Corp.
4.07%, 12/15/2042	120,000	116,077
4.50%, 05/15/2036	550,000	571,861
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	253,987
3.25%, 01/15/2028	130,000	121,864
3.85%, 04/15/2045	49,000	44,932
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	146,731
4.20%, 06/15/2035	150,000	152,651
Rockwell Collins, Inc. 3.20%, 03/15/2024	140,000	134,499
Textron, Inc. 3.65%, 03/15/2027	171,000	164,180
United Technologies Corp.
4.15%, 05/15/2045	148,000	139,115
4.50%, 06/01/2042	257,000	253,664
6.70%, 08/01/2028	260,000	313,030
8.88%, 11/15/2019	250,000	272,721

		4,441,314

Air Freight & Logistics - 0.0% (D)
FedEx Corp.
3.90%, 02/01/2035	96,000	91,307
4.10%, 04/15/2043	130,000	120,353
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	66,124
8.38% (E), 04/01/2030	200,000	271,160

		548,944

Airlines - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	685,000	656,009
3.55%, 07/15/2031 (B)	405,000	386,711
3.60%, 09/15/2028 (B)	532,722	515,323
4.13%, 11/15/2026 (B)	561,601	565,571
American Airlines Pass-Through Trust
3.00%, 04/15/2030	952,729	891,564
3.65%, 02/15/2029 - 12/15/2029	891,638	870,820
3.70%, 04/15/2027 - 04/01/2028	725,801	707,890
5.25%, 07/31/2022	51,264	52,945
British Airways Pass-Through Trust 4.13%, 03/20/2033 (B)	529,000	527,360
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	197,001	198,048
5.98%, 10/19/2023	210,407	223,999
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	78,763	80,252
4.95%, 11/23/2020	103,220	104,355
5.30%, 10/15/2020	37,491	38,170
6.82%, 02/10/2024	102,585	112,669
Spirit Airlines Pass-Through Trust 3.38%, 08/15/2031	276,000	265,469

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
2.88%, 04/07/2030	$ 584,141	$ 551,722
3.45%, 01/07/2030	302,796	294,314
3.50%, 09/01/2031	683,000	665,484
3.65%, 07/07/2027	230,000	222,436
3.70%, 09/01/2031	387,000	377,435

		8,308,546

Automobiles - 0.2%
Ford Motor Co. 7.45%, 07/16/2031	1,300,000	1,538,971
General Motors Co.
5.15%, 04/01/2038	260,000	249,753
6.60%, 04/01/2036	606,000	678,893
KIA Motors Corp. 2.63%, 04/21/2021 (B)	200,000	194,809

		2,662,426

Banks - 5.2%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	279,000	274,433
4.75%, 07/28/2025 (B)	600,000	607,546
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	619,000	615,484
2.85%, 08/06/2020 (B)	250,000	247,858
3.45%, 07/17/2027 (B)	222,000	213,402
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	198,272
4.88%, 01/12/2021 (B)	137,000	142,685
Banco Santander SA 3.13%, 02/23/2023	200,000	192,094
Bank of America Corp.
2.50%, 10/21/2022, MTN	27,000	25,815
Fixed until 04/24/2022, 2.88% (A), 04/24/2023	50,000	48,640
Fixed until 12/20/2022, 3.00% (A), 12/20/2023 (B)	2,539,000	2,463,920
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,020,785
3.25%, 10/21/2027, MTN	398,000	370,655
3.30%, 01/11/2023, MTN	1,563,000	1,545,083
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	192,651
Fixed until 12/20/2027, 3.42% (A), 12/20/2028 (B)	306,000	287,353
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,250,058
3.95%, 04/21/2025, MTN	595,000	582,874
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,275,488
4.00%, 01/22/2025, MTN	140,000	138,376
4.45%, 03/03/2026, MTN	222,000	223,141
5.88%, 02/07/2042, MTN	400,000	479,817
Bank of Montreal
1.50%, 07/18/2019, MTN	261,000	257,021
2.35%, 09/11/2022, MTN	200,000	191,053
Bank of Nova Scotia
1.85%, 04/14/2020	400,000	392,427
1.88%, 09/20/2021 (B)	330,000	312,730
2.45%, 09/19/2022 (F)	200,000	192,149
Banque Federative du Credit Mutuel SA 2.00%, 04/12/2019 (B)	200,000	198,586

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
3.65%, 03/16/2025	$ 223,000	$ 212,678
3.68%, 01/10/2023	629,000	620,520
4.38%, 01/12/2026	863,000	852,114
BB&T Corp.
2.63%, 06/29/2020, MTN	300,000	297,277
5.25%, 11/01/2019	90,000	93,075
6.85%, 04/30/2019, MTN	250,000	260,279
BNP Paribas SA
3.38%, 01/09/2025 (B)	320,000	306,325
3.50%, 03/01/2023 (B)	250,000	246,533
Fixed until 03/01/2028, 4.38% (A), 03/01/2033 (B)	200,000	192,780
BNZ International Funding, Ltd. 2.65%, 11/03/2022 (B)	650,000	622,832
BPCE SA 4.63%, 07/11/2024 (B)	600,000	603,491
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (B)	234,000	230,233
2.55%, 06/16/2022	350,000	337,968
Citigroup, Inc.
2.05%, 12/07/2018	300,000	299,115
2.15%, 07/30/2018	219,000	218,928
2.35%, 08/02/2021	192,000	186,261
2.40%, 02/18/2020	800,000	791,328
2.70%, 03/30/2021	474,000	466,508
2.75%, 04/25/2022	650,000	631,880
Fixed until 01/24/2022, 3.14% (A), 01/24/2023	370,000	363,097
3.40%, 05/01/2026	400,000	377,728
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	900,000	858,659
3.70%, 01/12/2026	1,350,000	1,309,921
Fixed until 01/24/2038, 3.88% (A), 01/24/2039	100,000	93,080
4.13%, 07/25/2028	85,000	81,892
4.40%, 06/10/2025	398,000	397,623
4.75%, 05/18/2046	400,000	389,893
8.13%, 07/15/2039	56,000	81,106
Citizens Bank NA 3.70%, 03/29/2023	475,000	474,078
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	75,444
4.30%, 12/03/2025	77,000	76,866
Comerica, Inc. 2.13%, 05/23/2019	250,000	248,486
Commonwealth Bank of Australia
2.50%, 09/18/2022 (B)	300,000	287,688
3.45%, 03/16/2023 (B) (F)	410,000	407,476
3.90%, 03/16/2028 (B)	410,000	407,089
4.50%, 12/09/2025 (B) (F)	200,000	200,463
Cooperatieve Rabobank UA
3.88%, 02/08/2022	300,000	304,904
4.75%, 01/15/2020, MTN (B)	350,000	359,831
5.80%, 09/30/2110 (B)	300,000	352,814
Credit Agricole SA
4.13%, 01/10/2027 (B) (F)	250,000	246,348
4.38%, 03/17/2025 (B)	200,000	197,029
Danske Bank A/S
2.00%, 09/08/2021 (B) (F)	201,000	192,379
2.70%, 03/02/2022 (B)	213,000	207,787

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank 4.20%, 08/08/2023	$ 550,000	$ 556,408
Fifth Third Bancorp
2.88%, 07/27/2020	208,000	207,128
3.95%, 03/14/2028 (F)	340,000	336,851
Fifth Third Bank
2.38%, 04/25/2019	270,000	269,412
3.85%, 03/15/2026	200,000	196,041
HSBC Holdings PLC
2.65%, 01/05/2022	250,000	242,643
3.60%, 05/25/2023	2,007,000	2,003,399
4.00%, 03/30/2022	911,000	929,469
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	683,036
4.25%, 03/14/2024	500,000	498,798
Huntington Bancshares, Inc.
2.30%, 01/14/2022	475,000	456,588
3.15%, 03/14/2021	282,000	280,805
Huntington National Bank 2.00%, 06/30/2018	250,000	249,852
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	400,000	384,956
ING Bank NV
1.65%, 08/15/2019 (B)	260,000	255,518
2.00%, 11/26/2018 (B)	200,000	199,293
ING Groep NV 3.95%, 03/29/2027	200,000	196,791
Intesa Sanpaolo SpA 3.88%, 07/14/2027 - 01/12/2028 (B)	606,000	567,751
KeyBank NA 3.18%, 10/15/2027	250,000	246,320
Lloyds Bank PLC 2.40%, 03/17/2020	400,000	394,767
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	192,580
3.75%, 01/11/2027	547,000	523,285
4.38%, 03/22/2028	339,000	337,329
4.58%, 12/10/2025	200,000	197,748
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (B)	100,000	99,667
3.90%, 01/15/2026 (B)	570,000	565,407
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	200,000	188,262
2.67%, 07/25/2022	270,000	261,017
2.95%, 03/01/2021	297,000	294,285
Mitsubishi UFJ Trust & Banking Corp. 2.45%, 10/16/2019 (B)	400,000	396,607
Mizuho Financial Group, Inc. 2.63%, 04/12/2021 (B)	263,000	256,870
MUFG Americas Holdings Corp. 2.25%, 02/10/2020	319,000	314,162
MUFG Union Bank NA 2.25%, 05/06/2019	300,000	298,187
National Australia Bank, Ltd.
2.50%, 07/12/2026	250,000	226,104
3.38%, 01/14/2026	400,000	386,980
Nordea Bank AB
1.63%, 05/15/2018 (B)	500,000	499,930
4.25%, 09/21/2022 (B)	384,000	392,527
4.88%, 01/27/2020 (B)	200,000	205,827

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc.
4.38%, 08/11/2020	$ 75,000	$ 76,934
5.13%, 02/08/2020	250,000	259,264
6.70%, 06/10/2019	75,000	78,131
Regions Financial Corp.
2.75%, 08/14/2022	200,000	192,842
3.20%, 02/08/2021	321,000	319,370
Royal Bank of Canada
1.88%, 02/05/2020	500,000	491,258
2.75%, 02/01/2022, MTN	99,000	97,001
Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	350,000	344,207
Santander UK Group Holdings PLC
3.13%, 01/08/2021	115,000	114,043
3.57%, 01/10/2023	360,000	352,699
4.75%, 09/15/2025 (B)	250,000	249,542
Santander UK PLC 2.50%, 03/14/2019	350,000	349,229
Societe Generale SA
2.50%, 04/08/2021 (B)	300,000	292,442
4.25%, 04/14/2025 (B)	270,000	264,701
Stadshypotek AB 1.88%, 10/02/2019 (B)	530,000	522,775
Standard Chartered PLC
3.05%, 01/15/2021 (B)	1,000,000	989,502
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	299,359
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	231,443
2.63%, 07/14/2026	322,000	292,819
2.78%, 07/12/2022 - 10/18/2022	729,000	705,110
2.85%, 01/11/2022 (F)	400,000	390,949
2.93%, 03/09/2021	270,000	267,490
3.10%, 01/17/2023	241,000	235,054
Sumitomo Mitsui Trust Bank, Ltd. 2.05%, 10/18/2019 (B)	600,000	590,647
SunTrust Banks, Inc.
2.70%, 01/27/2022	91,000	88,619
2.90%, 03/03/2021	265,000	262,360
Swedbank AB 2.20%, 03/04/2020 (B)	400,000	393,866
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN (F)	244,000	243,677
1.80%, 07/13/2021 (F)	114,000	109,113
2.13%, 04/07/2021, MTN	115,000	111,613
2.25%, 03/15/2021 (B)	300,000	292,853
2.50%, 12/14/2020, MTN	150,000	147,663
Fixed until 09/15/2026, 3.63% (A), 09/15/2031	223,000	211,064
US Bancorp
2.38%, 07/22/2026, MTN	100,000	89,685
2.63%, 01/24/2022, MTN	133,000	130,332
3.00%, 03/15/2022, MTN	233,000	230,793
3.15%, 04/27/2027, MTN	250,000	237,050
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	1,300,000	1,282,860
2.50%, 03/04/2021	532,000	521,169
3.00%, 02/19/2025, MTN	509,000	478,213
3.07%, 01/24/2023	1,339,000	1,303,242

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
3.30%, 09/09/2024, MTN	$ 1,300,000	$ 1,253,026
3.55%, 09/29/2025, MTN	400,000	387,182
4.10%, 06/03/2026, MTN	121,000	118,366
4.30%, 07/22/2027, MTN	246,000	242,962
4.65%, 11/04/2044, MTN	184,000	177,338
4.75%, 12/07/2046, MTN	239,000	235,818
4.90%, 11/17/2045, MTN	202,000	204,830
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	236,000	231,894
2.10%, 02/25/2021 (B)	600,000	583,793
2.50%, 06/28/2022	200,000	192,610
2.60%, 11/23/2020	100,000	98,647
3.40%, 01/25/2028	300,000	286,786
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	260,000	254,421

		62,603,458

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	2,109,000	2,092,006
4.70%, 02/01/2036	2,939,000	3,027,291
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	410,000	407,328
4.38%, 04/15/2038	540,000	533,630
4.60%, 04/15/2048	195,000	193,290
4.75%, 04/15/2058	445,000	442,083
8.20%, 01/15/2039	240,000	350,253
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	250,000	252,315
Constellation Brands, Inc. 4.25%, 05/01/2023	90,000	91,802
Diageo Capital PLC 4.83%, 07/15/2020	90,000	93,373
Dr Pepper Snapple Group, Inc. 3.43%, 06/15/2027 (B)	120,000	111,882
PepsiCo, Inc.
3.45%, 10/06/2046	300,000	268,958
4.60%, 07/17/2045	78,000	83,859
4.88%, 11/01/2040	33,000	36,931

		7,985,001

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 11/06/2022	100,000	98,334
3.60%, 05/14/2025	508,000	491,559
4.30%, 05/14/2036	225,000	217,586
4.50%, 05/14/2035	1,151,000	1,147,603
Amgen, Inc.
3.63%, 05/15/2022	456,000	458,695
4.66%, 06/15/2051	200,000	199,821
4.95%, 10/01/2041	100,000	105,165
Biogen, Inc. 5.20%, 09/15/2045	80,000	83,971
Celgene Corp.
3.63%, 05/15/2024	298,000	291,389
3.88%, 08/15/2025	150,000	147,174
4.35%, 11/15/2047	167,000	154,534
5.70%, 10/15/2040	160,000	178,299

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
2.50%, 09/01/2023	$ 61,000	$ 58,317
3.50%, 02/01/2025	90,000	89,110
3.70%, 04/01/2024	381,000	384,091
4.00%, 09/01/2036	72,000	69,494
4.60%, 09/01/2035	583,000	607,651

		4,782,793

Building Products - 0.1%
Johnson Controls International PLC
4.25%, 03/01/2021	150,000	153,223
4.95% (E), 07/02/2064	200,000	194,474
5.13%, 09/14/2045	43,000	46,488
5.25%, 12/01/2041	300,000	314,510
Masco Corp. 6.50%, 08/15/2032	410,000	464,983

		1,173,678

Capital Markets - 2.5%
Ameriprise Financial, Inc. 2.88%, 09/15/2026	349,000	325,427
Bank of New York Mellon Corp.
2.20%, 03/04/2019 - 08/16/2023, MTN	400,000	381,282
2.50%, 04/15/2021, MTN	267,000	262,229
2.60%, 08/17/2020, MTN	100,000	99,197
2.80%, 05/04/2026, MTN	76,000	71,154
4.60%, 01/15/2020, MTN	40,000	41,097
5.45%, 05/15/2019 (F)	200,000	205,773
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	478,907
3.23%, 09/01/2022	100,000	99,140
CME Group, Inc. 3.00%, 03/15/2025	160,000	154,432
Credit Suisse AG
2.30%, 05/28/2019, MTN	500,000	497,737
3.00%, 10/29/2021	250,000	247,443
Credit Suisse Group AG
3.57%, 01/09/2023 (B)	500,000	493,146
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	237,475
4.28%, 01/09/2028 (B)	400,000	393,952
Credit Suisse Group Funding Guernsey, Ltd. 3.75%, 03/26/2025	950,000	919,865
Daiwa Securities Group, Inc. 3.13%, 04/19/2022 (B)	244,000	238,979
Deutsche Bank AG
3.13%, 01/13/2021, MTN	58,000	56,956
3.30%, 11/16/2022	200,000	192,472
4.10%, 01/13/2026	700,000	673,336
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	1,141,000	1,101,162
2.60%, 04/23/2020	33,000	32,704
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	2,150,000	2,096,730
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	300,000	289,619
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	458,317

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	$ 725,000	$ 689,515
3.50%, 01/23/2025 - 11/16/2026	362,000	346,280
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	907,000	863,489
3.75%, 05/22/2025	101,000	98,737
3.85%, 01/26/2027	815,000	786,900
Fixed until 05/01/2028, 4.22% (A), 05/01/2029	800,000	786,369
4.25%, 10/21/2025	100,000	99,019
5.15%, 05/22/2045	48,000	49,912
5.38%, 03/15/2020, MTN	1,021,000	1,063,928
6.75%, 10/01/2037	200,000	242,678
Invesco Finance PLC 4.00%, 01/30/2024	160,000	162,719
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	200,000	186,238
Fixed until 03/27/2028, 4.65% (A), 03/27/2029 (B)	390,000	390,248
6.00%, 01/14/2020 (B)	850,000	886,385
6.25%, 01/14/2021 (B)	725,000	771,798
Morgan Stanley
2.45%, 02/01/2019, MTN	285,000	284,675
2.50%, 04/21/2021, MTN	213,000	208,142
2.65%, 01/27/2020	315,000	313,088
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,014,404
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	735,000	706,440
3.88%, 01/27/2026, MTN	1,279,000	1,260,571
4.00%, 07/23/2025, MTN	1,736,000	1,730,818
4.10%, 05/22/2023, MTN	150,000	150,994
5.00%, 11/24/2025	497,000	515,491
5.63%, 09/23/2019, MTN	1,000,000	1,035,292
7.30%, 05/13/2019, MTN	1,800,000	1,881,413
Nomura Holdings, Inc. 6.70%, 03/04/2020	257,000	272,116
Northern Trust Corp. Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	322,839
State Street Corp.
2.65%, 05/19/2026	150,000	138,997
3.70%, 11/20/2023	615,000	624,706
TD Ameritrade Holding Corp. 2.95%, 04/01/2022	138,000	135,638
Thomson Reuters Corp.
3.95%, 09/30/2021	400,000	402,083
4.70%, 10/15/2019	75,000	76,658
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	191,813
3.49%, 05/23/2023 (B)	400,000	392,023
4.13%, 09/24/2025 - 04/15/2026 (B)	521,000	517,037

		29,647,984

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.5%
Air Liquide Finance SA 2.25%, 09/27/2023 (B)	$ 228,000	$ 213,359
Albemarle Corp. 5.45%, 12/01/2044	200,000	211,659
Chevron Phillips Chemical Co. 3.70%, 06/01/2028 (B)	400,000	396,561
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.40%, 12/01/2026 (B)	181,000	176,056
Dow Chemical Co.
3.00%, 11/15/2022	87,000	84,739
4.13%, 11/15/2021	87,000	88,915
E.I. du Pont de Nemours & Co. 4.90%, 01/15/2041	90,000	94,477
Ecolab, Inc.
3.95%, 12/01/2047	466,000	442,086
5.50%, 12/08/2041	57,000	67,585
Monsanto Co. 4.70%, 07/15/2064	100,000	94,208
Mosaic Co.
4.88%, 11/15/2041	253,000	237,094
5.45%, 11/15/2033	472,000	487,415
5.63%, 11/15/2043	190,000	188,969
Nutrien, Ltd.
3.00%, 04/01/2025	137,000	128,012
3.38%, 03/15/2025	120,000	114,230
4.13%, 03/15/2035	450,000	430,307
5.25%, 01/15/2045	114,000	120,916
6.50%, 05/15/2019	260,000	269,638
PPG Industries, Inc.
3.20%, 03/15/2023	155,000	153,030
9.00%, 05/01/2021	310,000	358,240
Praxair, Inc. 2.65%, 02/05/2025	82,000	78,047
Sherwin-Williams Co. 3.13%, 06/01/2024	136,000	130,491
Union Carbide Corp.
7.50%, 06/01/2025	400,000	475,054
7.75%, 10/01/2096	210,000	266,725
Westlake Chemical Corp. 4.38%, 11/15/2047	160,000	149,470

		5,457,283

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	180,596
5.25%, 10/01/2020 (B)	65,000	67,901
5.63%, 03/15/2042 (B)	141,000	156,875
6.70%, 06/01/2034 (B)	331,000	403,844
Republic Services, Inc. 2.90%, 07/01/2026	96,000	89,241

		898,457

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.95%, 02/28/2026	73,000	70,112
3.00%, 06/15/2022	194,000	193,827
3.63%, 03/04/2024	200,000	202,870
5.90%, 02/15/2039	100,000	126,689

		593,498

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
2.88%, 05/08/2022	$ 352,000	$ 345,747
3.80%, 04/03/2028	230,000	231,144
4.38%, 05/08/2042	128,000	131,794
Fluor Corp. 3.38%, 09/15/2021	547,000	546,291

		1,254,976

Construction Materials - 0.0% (D)
CRH America, Inc. 5.13%, 05/18/2045 (B)	200,000	211,945
Martin Marietta Materials, Inc. 3.45%, 06/01/2027	276,000	259,992

		471,937

Consumer Finance - 1.2%
American Express Co.
3.40%, 02/27/2023	400,000	396,854
3.63%, 12/05/2024	63,000	61,711
American Express Credit Corp.
1.80%, 07/31/2018, MTN	163,000	162,740
2.25%, 05/05/2021, MTN	145,000	141,299
2.38%, 05/26/2020, MTN	212,000	209,312
2.70%, 03/03/2022, MTN	90,000	88,080
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	67,000	61,216
2.90%, 02/16/2024, MTN	150,000	145,416
7.63%, 10/01/2018 (B)	300,000	306,516
BMW US Capital LLC 2.25%, 09/15/2023 (B)	330,000	308,051
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	116,148
3.75%, 04/24/2024 - 07/28/2026	1,172,000	1,136,500
4.20%, 10/29/2025	512,000	500,164
Capital One NA
2.40%, 09/05/2019	350,000	346,868
2.95%, 07/23/2021	250,000	245,801
Daimler Finance North America LLC
2.88%, 03/10/2021 (B)	550,000	542,409
3.35%, 02/22/2023 (B)	300,000	296,136
Ford Motor Credit Co. LLC
2.02%, 05/03/2019	363,000	359,206
2.24%, 06/15/2018	200,000	199,939
2.94%, 01/08/2019, MTN	400,000	400,219
3.34%, 03/28/2022	600,000	587,599
3.81%, 01/09/2024	332,000	323,539
3.82%, 11/02/2027 (F)	400,000	372,156
4.13%, 08/04/2025	212,000	207,416
General Motors Financial Co., Inc.
3.45%, 04/10/2022	377,000	371,879
3.50%, 11/07/2024	390,000	370,661
3.70%, 05/09/2023	376,000	370,065
3.95%, 04/13/2024	485,000	476,008
4.00%, 01/15/2025 - 10/06/2026	834,000	804,358
4.30%, 07/13/2025	200,000	196,589
4.35%, 04/09/2025 - 01/17/2027	1,022,000	996,861
Hyundai Capital America
2.00%, 07/01/2019 (B)	86,000	84,646
2.40%, 10/30/2018 (B)	143,000	142,458
3.00%, 03/18/2021 (B)	250,000	245,426

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	$ 71,000	$ 70,891
2.70%, 01/06/2023, MTN (F)	119,000	115,791
2.75%, 03/15/2022, MTN	153,000	149,701
2.80%, 03/06/2023 - 09/08/2027, MTN	563,000	539,126
5.75%, 09/10/2018, MTN	100,000	101,155
Nissan Motor Acceptance Corp.
1.55%, 09/13/2019 (B)	138,000	135,445
2.55%, 03/08/2021 (B)	500,000	489,339
PACCAR Financial Corp. 2.25%, 02/25/2021, MTN (F)	156,000	152,059
Synchrony Financial 3.70%, 08/04/2026	658,000	608,028
Toyota Motor Credit Corp.
1.90%, 04/08/2021, MTN	194,000	188,265
2.80%, 07/13/2022, MTN	250,000	246,017

		14,370,063

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	286,000	259,369
7.30%, 11/15/2039	200,000	260,668
8.70%, 06/15/2038	120,000	170,729
WestRock Co.
3.00%, 09/15/2024 (B)	350,000	331,010
3.75%, 03/15/2025 (B)	300,000	294,863

		1,316,639

Diversified Consumer Services - 0.1%
Nationwide Building Society
4.00%, 09/14/2026 (B)	250,000	237,599
Fixed until 03/08/2028, 4.30% (A), 03/08/2029 (B)	338,000	332,351
President & Fellows of Harvard College 3.30%, 07/15/2056	414,000	372,631

		942,581

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	157,000	151,760
Aviation Capital Group LLC 2.88%, 01/20/2022 (B)	300,000	291,588
Blackstone Holdings Finance Co. LLC 5.88%, 03/15/2021 (B)	500,000	533,275
BOC Aviation, Ltd. 2.75%, 09/18/2022 (B)	270,000	255,414
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	200,868
4.70%, 09/20/2047	242,000	231,967
Carlyle Investment Management LLC 3-Month LIBOR + 2.00%, 4.36%, 07/15/2019 (G) (H)	35,921	35,652
China Southern Power Grid International Finance BVI Co., Ltd. 3.50%, 05/08/2027 (B)	480,000	456,557
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,323,000	3,182,214

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Jefferies Group LLC
6.25%, 01/15/2036	$ 260,000	$ 276,758
6.45%, 06/08/2027	180,000	198,921
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85%, 01/15/2027	87,000	86,846
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.65%, 09/19/2022 (B)	294,000	280,622
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	118,000	114,032
10.38%, 11/01/2018	250,000	259,508
ORIX Corp. 2.90%, 07/18/2022	201,000	194,560
Protective Life Global Funding 2.00%, 09/14/2021 (B) (F)	400,000	383,350
Voya Financial, Inc. 3.13%, 07/15/2024	550,000	521,869

		7,655,761

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.95%, 01/15/2025	282,000	279,642
4.10%, 02/15/2028 (B)	428,000	415,325
4.13%, 02/17/2026	804,000	795,116
4.30%, 02/15/2030 (B)	1,966,000	1,903,050
4.45%, 04/01/2024	107,000	109,595
4.75%, 05/15/2046	44,000	40,979
4.90%, 08/15/2037 (B)	1,224,000	1,201,476
5.15%, 11/15/2046 (B)	1,214,000	1,193,390
5.35%, 09/01/2040	943,000	962,765
6.00%, 08/15/2040	200,000	219,546
6.38%, 03/01/2041	240,000	275,096
British Telecommunications PLC 9.13%, 12/15/2030	180,000	258,780
Centel Capital Corp. 9.00%, 10/15/2019	450,000	484,875
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	146,361
3.60%, 01/19/2027 (B)	330,000	318,179
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	75,896
3.48%, 06/15/2050 (B)	81,000	79,512
Telefonica Emisiones SAU
4.67%, 03/06/2038	430,000	426,459
4.90%, 03/06/2048	200,000	198,366
5.13%, 04/27/2020	663,000	688,929
5.21%, 03/08/2047	310,000	323,087
5.46%, 02/16/2021	91,000	96,257
Verizon Communications, Inc.
3.45%, 03/15/2021	238,000	239,602
3.50%, 11/01/2021	600,000	604,933
4.15%, 03/15/2024	300,000	305,752
4.27%, 01/15/2036	400,000	375,088
4.40%, 11/01/2034	2,531,000	2,449,796
4.67%, 03/15/2055	473,000	433,076
4.81%, 03/15/2039	1,470,000	1,455,244
5.01%, 08/21/2054	25,000	24,244

		16,380,416

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.8%
AEP Texas, Inc. 6.65%, 02/15/2033	$ 100,000	$ 127,024
Alabama Power Co.
3.75%, 03/01/2045	21,000	19,878
4.10%, 01/15/2042	26,000	25,665
5.60%, 03/15/2033	160,000	182,857
6.00%, 03/01/2039	248,000	306,956
6.13%, 05/15/2038	77,000	97,025
Appalachian Power Co.
5.95%, 05/15/2033	50,000	56,570
6.38%, 04/01/2036	200,000	248,713
6.70%, 08/15/2037	200,000	256,659
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	49,363
4.50%, 04/01/2042	121,000	128,296
5.05%, 09/01/2041	303,000	341,612
Baltimore Gas & Electric Co. 3.50%, 08/15/2046	188,000	170,242
Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	302,000	378,515
CenterPoint Energy Houston Electric LLC 3.95%, 03/01/2048	154,000	152,649
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	337,000	347,558
Comision Federal de Electricidad 4.88%, 05/26/2021 (B)	261,000	267,525
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	151,783
3.75%, 08/15/2047	300,000	284,354
Connecticut Light & Power Co. 4.00%, 04/01/2048	212,000	213,268
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	160,227
6.00%, 12/01/2028 (F)	500,000	587,706
6.00%, 01/15/2038	133,000	168,225
6.45%, 10/15/2032	100,000	125,867
Duke Energy Corp.
2.65%, 09/01/2026	85,000	77,041
3.75%, 09/01/2046	270,000	242,227
Duke Energy Indiana LLC 3.75%, 05/15/2046	200,000	188,692
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	121,129
3.70%, 10/15/2046	215,000	202,439
5.30%, 01/15/2019	80,000	81,402
Edison International
2.95%, 03/15/2023	400,000	386,053
4.13%, 03/15/2028	135,000	134,063
EDP Finance BV 3.63%, 07/15/2024 (B)	300,000	292,417
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	246,061
3.63%, 05/25/2027 (B)	270,000	254,987
Entergy Corp. 2.95%, 09/01/2026	78,000	71,671
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	215,212
3.05%, 06/01/2031 (F)	189,000	172,925
3.25%, 04/01/2028	387,000	370,051

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Mississippi, Inc. 2.85%, 06/01/2028	$ 166,000	$ 153,154
Exelon Corp. 3.40%, 04/15/2026	127,000	121,472
FirstEnergy Corp. 4.85%, 07/15/2047	105,000	109,216
Florida Power & Light Co.
3.95%, 03/01/2048	265,000	263,726
4.95%, 06/01/2035	100,000	112,367
5.13%, 06/01/2041	112,000	128,987
5.40%, 09/01/2035	100,000	116,305
Fortis, Inc. 3.06%, 10/04/2026	1,000,000	917,224
Georgia Power Co. 3.25%, 04/01/2026	196,000	187,552
Great Plains Energy, Inc. 4.85%, 06/01/2021	326,000	336,214
Hydro-Quebec
8.40%, 01/15/2022	420,000	488,887
9.40%, 02/01/2021	100,000	116,251
ITC Holdings Corp. 2.70%, 11/15/2022 (B)	300,000	287,418
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	459,899	493,677
Kansas City Power & Light Co. 5.30%, 10/01/2041	500,000	564,528
Korea Southern Power Co., Ltd. 3.00%, 01/29/2021 (B)	200,000	197,636
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	195,558
5.90%, 11/15/2039 (B)	55,000	68,188
MidAmerican Energy Co. 5.75%, 11/01/2035, MTN	600,000	729,947
Nevada Power Co.
5.38%, 09/15/2040	52,000	60,785
5.45%, 05/15/2041	400,000	469,348
7.13%, 03/15/2019	100,000	103,676
New England Power Co. 3.80%, 12/05/2047 (B)	140,000	133,125
New York State Electric & Gas Corp. 3.25%, 12/01/2026 (B)	151,000	145,121
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 (B)	50,000	51,220
Northern States Power Co.
6.20%, 07/01/2037	89,000	115,247
6.25%, 06/01/2036	150,000	193,346
Ohio Edison Co. 6.88%, 07/15/2036	150,000	196,215
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	172,415
2.95%, 03/01/2026	311,000	286,740
3.25%, 09/15/2021	159,000	157,391
4.00%, 12/01/2046	153,000	139,898
4.50%, 12/15/2041	200,000	191,634
4.60%, 06/15/2043	100,000	98,856
5.40%, 01/15/2040	42,000	46,333
6.05%, 03/01/2034	60,000	70,487

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
5.65%, 07/15/2018	$ 100,000	$ 100,641
6.25%, 10/15/2037	360,000	463,945
Pennsylvania Electric Co. 3.25%, 03/15/2028 (B)	75,000	69,946
PPL Capital Funding, Inc.
4.00%, 09/15/2047	171,000	160,019
4.20%, 06/15/2022	165,000	168,729
PPL Electric Utilities Corp. 2.50%, 09/01/2022	100,000	95,857
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	115,677
4.88%, 12/01/2019	87,000	89,105
6.00%, 12/01/2039	50,000	59,912
7.75%, 03/01/2031	150,000	201,091
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN (F)	140,000	125,732
3.65%, 09/01/2042, MTN	138,000	131,609
5.38%, 11/01/2039, MTN	28,000	32,682
South Carolina Electric & Gas Co. 5.50%, 12/15/2039	300,000	315,957
Southern California Edison Co.
3.90%, 12/01/2041	100,000	96,677
5.50%, 03/15/2040	130,000	154,685
6.65%, 04/01/2029	300,000	362,618
Southern Power Co. 5.15%, 09/15/2041	260,000	276,250
Southwestern Electric Power Co. 2.75%, 10/01/2026	500,000	461,059
Southwestern Public Service Co. 4.50%, 08/15/2041	100,000	106,514
Three Gorges Finance I Cayman Islands, Ltd. 3.15%, 06/02/2026 (B)	200,000	186,244
Toledo Edison Co. 6.15%, 05/15/2037	200,000	245,311
Tri-State Generation & Transmission Association, Inc. 4.25%, 06/01/2046	124,000	118,237
Union Electric Co. 2.95%, 06/15/2027	193,000	182,101
Virginia Electric & Power Co.
2.75%, 03/15/2023	127,000	122,920
2.95%, 01/15/2022	157,000	154,858
6.00%, 05/15/2037	140,000	173,109
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	25,822
3.10%, 06/01/2025	82,000	79,329
3.65%, 12/15/2042	144,000	132,353
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	146,686
3.30%, 06/01/2025	277,000	268,742
4.70%, 05/15/2020	50,000	51,267
4.80%, 09/15/2041	116,000	124,853
6.50%, 07/01/2036	130,000	168,074

		21,893,662

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.1%
Eaton Corp. 7.63%, 04/01/2024	$ 500,000	$ 586,306
Siemens Financieringsmaatschappij NV 3.13%, 03/16/2024 (B)	500,000	488,907

		1,075,213

Electronic Equipment, Instruments & Components - 0.0% (D)
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	164,535
3.50%, 04/01/2022	100,000	98,244
3.88%, 01/12/2028	133,000	125,220

		387,999

Energy Equipment & Services - 0.3%
ANR Pipeline Co. 9.63%, 11/01/2021	200,000	243,939
Baker Hughes a GE Co. LLC 5.13%, 09/15/2040	200,000	214,052
Boardwalk Pipelines, LP
4.95%, 12/15/2024	350,000	357,521
5.95%, 06/01/2026	170,000	181,346
Gulf South Pipeline Co., LP 4.00%, 06/15/2022	400,000	399,024
Halliburton Co.
3.50%, 08/01/2023	150,000	149,377
4.85%, 11/15/2035	130,000	137,872
7.60%, 08/15/2096 (B)	160,000	213,468
Nabors Industries, Inc.
4.63%, 09/15/2021 (F)	555,000	542,512
5.00%, 09/15/2020	100,000	100,750
Schlumberger Holdings Corp. 3.63%, 12/21/2022 (B)	165,000	165,239
Schlumberger Investment SA 3.30%, 09/14/2021 (B)	344,000	344,140
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	439,797
3.50%, 01/15/2028 (B)	60,000	56,516

		3,545,553

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.
2.25%, 01/15/2022	300,000	285,473
3.38%, 10/15/2026	281,000	260,806
3.50%, 01/31/2023	201,000	198,268
5.00%, 02/15/2024	139,000	145,599
5.90%, 11/01/2021	150,000	161,430
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	510,000	493,073
3.50%, 11/15/2024, MTN	120,000	118,072
Boston Properties, LP
2.75%, 10/01/2026	162,000	145,542
3.20%, 01/15/2025	228,000	216,682
3.65%, 02/01/2026	408,000	393,623
Brixmor Operating Partnership, LP 3.85%, 02/01/2025	400,000	388,069
Crown Castle International Corp.
4.88%, 04/15/2022	554,000	576,141
5.25%, 01/15/2023	200,000	210,988
DDR Corp.
3.63%, 02/01/2025	121,000	114,903
4.70%, 06/01/2027 (F)	71,000	71,082

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, LP 3.70%, 08/15/2027	$ 154,000	$ 146,319
Duke Realty, LP
3.25%, 06/30/2026	84,000	78,897
3.63%, 04/15/2023	168,000	167,433
EPR Properties
4.50%, 06/01/2027	248,000	235,287
4.95%, 04/15/2028	110,000	106,862
Equity Commonwealth 5.88%, 09/15/2020	855,000	886,141
ERP Operating, LP
2.85%, 11/01/2026	184,000	170,386
4.63%, 12/15/2021	587,000	609,792
Essex Portfolio, LP 4.50%, 03/15/2048	200,000	195,344
GAIF Bond Issuer Pty, Ltd. 3.40%, 09/30/2026 (B)	353,000	328,812
Government Properties Income Trust
3.75%, 08/15/2019	1,370,000	1,367,906
4.00%, 07/15/2022	416,000	408,275
HCP, Inc.
3.40%, 02/01/2025	114,000	108,111
3.88%, 08/15/2024	337,000	329,217
4.20%, 03/01/2024	54,000	53,964
Kimco Realty Corp. 3.80%, 04/01/2027 (F)	330,000	313,786
Liberty Property, LP 3.25%, 10/01/2026	107,000	99,942
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	139,700
3.60%, 12/15/2026	218,000	206,113
Prologis, LP 3.75%, 11/01/2025	38,000	37,873
Realty Income Corp.
3.00%, 01/15/2027	199,000	181,645
3.25%, 10/15/2022	250,000	245,260
3.88%, 04/15/2025	290,000	285,714
4.65%, 03/15/2047	113,000	113,571
Scentre Group Trust 1 / Scentre Group Trust 2 3.50%, 02/12/2025 (B)	500,000	485,365
Select Income REIT 3.60%, 02/01/2020	620,000	616,504
Senior Housing Properties Trust
3.25%, 05/01/2019	250,000	250,299
4.75%, 02/15/2028	300,000	290,335
Simon Property Group, LP
3.75%, 02/01/2024	242,000	241,750
4.38%, 03/01/2021	457,000	470,040
UDR, Inc. 2.95%, 09/01/2026, MTN	116,000	105,763
Ventas Realty, LP
3.50%, 02/01/2025	54,000	51,904
3.75%, 05/01/2024	300,000	296,219
3.85%, 04/01/2027	203,000	194,612
4.13%, 01/15/2026	79,000	78,223
VEREIT Operating Partnership, LP 4.60%, 02/06/2024	530,000	527,523

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Vornado Realty, LP 3.50%, 01/15/2025	$ 200,000	$ 189,909
Welltower, Inc.
3.75%, 03/15/2023	50,000	49,870
4.00%, 06/01/2025	200,000	196,240
4.25%, 04/01/2026 - 04/15/2028	705,000	694,656
WP Carey, Inc. 4.60%, 04/01/2024	450,000	454,514

		15,789,827

Food & Staples Retailing - 0.4%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	229,034
2.75%, 10/03/2026 (B)	350,000	318,865
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	526,760	518,332
5.77%, 01/10/2033 (B)	159,112	168,144
5.93%, 01/10/2034 (B)	555,291	601,762
Kroger Co.
5.40%, 07/15/2040	51,000	53,942
6.15%, 01/15/2020	300,000	315,657
6.90%, 04/15/2038	600,000	741,337
8.00%, 09/15/2029	175,000	221,173
Sysco Corp.
3.25%, 07/15/2027	500,000	471,942
3.75%, 10/01/2025	102,000	101,474
Walgreen Co. 4.40%, 09/15/2042	230,000	211,006
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	46,000	44,766
4.80%, 11/18/2044	100,000	97,249
Walmart, Inc. 3.63%, 12/15/2047	350,000	328,629

		4,423,312

Food Products - 0.5%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	142,000	130,246
3.50%, 11/24/2020	31,000	31,020
3.75%, 09/25/2027	294,000	278,617
Campbell Soup Co. 3.95%, 03/15/2025	450,000	444,151
Cargill, Inc.
3.25%, 03/01/2023 (B)	140,000	138,784
3.30%, 03/01/2022 (B)	250,000	249,641
Danone SA 2.59%, 11/02/2023 (B)	550,000	519,148
General Mills, Inc.
4.00%, 04/17/2025	305,000	302,811
4.20%, 04/17/2028	200,000	197,117
4.55%, 04/17/2038	75,000	72,719
Kellogg Co. 3.40%, 11/15/2027	400,000	377,566
Kraft Heinz Foods Co.
2.80%, 07/02/2020	400,000	397,089
3.50%, 06/06/2022	90,000	89,740
3.95%, 07/15/2025	359,000	353,651
5.38%, 02/10/2020	138,000	143,335
6.50%, 02/09/2040	130,000	151,340
6.88%, 01/26/2039	328,000	395,049

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
McCormick & Co., Inc.
3.15%, 08/15/2024	$ 142,000	$ 136,176
3.40%, 08/15/2027	198,000	187,331
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	292,786
4.60%, 06/01/2044	130,000	134,204
Tyson Foods, Inc. 4.88%, 08/15/2034	430,000	446,076

		5,468,597

Gas Utilities - 0.2%
Atmos Energy Corp.
3.00%, 06/15/2027	250,000	237,603
8.50%, 03/15/2019	44,000	46,133
Boston Gas Co. 4.49%, 02/15/2042 (B)	330,000	345,283
Brooklyn Union Gas Co. 4.27%, 03/15/2048 (B)	280,000	284,130
CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	352,000	361,307
KeySpan Gas East Corp. 2.74%, 08/15/2026 (B)	172,000	158,602
Korea Gas Corp. 1.88%, 07/18/2021 (B)	200,000	189,599
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	72,282
3.25%, 06/15/2026	85,000	80,416
3.50%, 09/15/2021	601,000	600,193
3.95%, 10/01/2046	94,000	86,333
5.25%, 08/15/2019	100,000	102,812
5.88%, 03/15/2041	109,000	127,941
Southwest Gas Corp. 3.80%, 09/29/2046	177,000	167,918

		2,860,552

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 3.88%, 09/15/2025	258,000	257,326
Becton Dickinson and Co. 3.73%, 12/15/2024	23,000	22,429
Covidien International Finance SA 2.95%, 06/15/2023	49,000	47,690
Medtronic, Inc.
3.13%, 03/15/2022	51,000	50,898
4.38%, 03/15/2035	117,000	121,288
Stryker Corp.
3.50%, 03/15/2026	79,000	77,714
3.65%, 03/07/2028	300,000	295,628
Zimmer Biomet Holdings, Inc. 3.70%, 03/19/2023	136,000	135,158

		1,008,131

Health Care Providers & Services - 0.7%
Aetna, Inc.
2.80%, 06/15/2023	90,000	85,924
4.50%, 05/15/2042	153,000	152,600
6.75%, 12/15/2037	305,000	393,818
Anthem, Inc.
3.13%, 05/15/2022	492,000	481,162
3.30%, 01/15/2023	105,000	103,285

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Anthem, Inc. (continued)
4.10%, 03/01/2028	$ 425,000	$ 416,719
4.38%, 12/01/2047	110,000	103,151
4.65%, 01/15/2043	38,000	37,037
Cardinal Health, Inc.
3.41%, 06/15/2027	300,000	278,903
3.75%, 09/15/2025	75,000	73,169
4.90%, 09/15/2045	45,000	45,292
CVS Health Corp.
2.75%, 12/01/2022	100,000	96,069
4.10%, 03/25/2025	1,741,000	1,734,735
4.30%, 03/25/2028	467,000	461,929
4.78%, 03/25/2038	688,000	680,340
5.05%, 03/25/2048	385,000	391,120
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	48,486
4.50%, 02/25/2026	367,000	368,037
4.80%, 07/15/2046	62,000	60,705
Laboratory Corp. of America Holdings 3.20%, 02/01/2022	170,000	167,706
Magellan Health, Inc. 4.40%, 09/22/2024 (F)	558,000	547,634
Mayo Clinic 4.13%, 11/15/2052	198,000	201,001
McKesson Corp. 3.95%, 02/16/2028	106,000	103,748
Providence St. Joseph Health Obligated Group 2.75%, 10/01/2026	168,000	156,115
Quest Diagnostics, Inc. 3.45%, 06/01/2026	75,000	71,900
Texas Health Resources 4.33%, 11/15/2055	175,000	176,686
UnitedHealth Group, Inc.
2.13%, 03/15/2021	300,000	292,079
2.75%, 02/15/2023	84,000	81,587
3.10%, 03/15/2026	281,000	268,235
4.63%, 07/15/2035	234,000	250,113

		8,329,285

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
3.35%, 04/01/2023, MTN (F)	140,000	139,639
4.45%, 03/01/2047, MTN	120,000	120,172
4.70%, 12/09/2035, MTN	465,000	490,005
6.30%, 10/15/2037, MTN	81,000	102,235

		852,051

Household Durables - 0.0% (D)
Newell Brands, Inc. 4.20%, 04/01/2026	200,000	196,385

Household Products - 0.0% (D)
Kimberly-Clark Corp. 2.40%, 03/01/2022	68,000	65,933
Procter & Gamble Co. 2.85%, 08/11/2027	400,000	377,540

		443,473

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
3.40%, 03/15/2022	$ 341,000	$ 337,956
4.25%, 06/15/2022	309,000	316,390
5.75%, 10/01/2041	86,000	87,126
PSEG Power LLC 4.15%, 09/15/2021	242,000	246,011

		987,483

Industrial Conglomerates - 0.0% (D)
General Electric Co. 4.65%, 10/17/2021, MTN	258,000	268,999
Roper Technologies, Inc. 3.00%, 12/15/2020	52,000	51,698

		320,697

Insurance - 1.5%
AIA Group, Ltd. 3.90%, 04/06/2028 (B)	335,000	333,209
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 (B)	800,000	1,027,047
American International Group, Inc.
4.13%, 02/15/2024	200,000	201,396
4.20%, 04/01/2028	225,000	223,337
Aon Corp. 6.25%, 09/30/2040	83,000	100,082
Assurant, Inc. 4.20%, 09/27/2023	425,000	422,768
Athene Global Funding
2.75%, 04/20/2020 (B)	492,000	485,713
4.00%, 01/25/2022 (B)	368,000	370,658
Athene Holding, Ltd. 4.13%, 01/12/2028	445,000	416,558
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	278,239
5.75%, 01/15/2040	100,000	121,933
Brighthouse Financial, Inc. 3.70%, 06/22/2027	1,000,000	905,440
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	130,000	127,478
3.15%, 03/15/2025	275,000	266,468
3.35%, 05/15/2024	250,000	246,818
CNA Financial Corp. 3.95%, 05/15/2024	164,000	163,914
Dai-ichi Life Insurance Co., Ltd. Fixed until 07/24/2026, 4.00% (A), 07/24/2026 (B) (I)	421,000	399,950
Great-West Lifeco Finance Delaware, LP 4.15%, 06/03/2047 (B)	350,000	341,507
Guardian Life Insurance Co. of America 4.85%, 01/24/2077 (B)	83,000	83,278
Hartford Financial Services Group, Inc. 4.30%, 04/15/2043	360,000	359,054
Jackson National Life Global Funding
2.50%, 06/27/2022 (B)	200,000	192,565
3.05%, 04/29/2026 (B)	303,000	286,707
3.25%, 01/30/2024 (B)	115,000	112,564
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (B)	200,000	209,145
6.50%, 03/15/2035 (B)	300,000	360,467

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Liberty Mutual Insurance Co. 8.50%, 05/15/2025 (B)	$ 200,000	$ 245,353
Lincoln National Corp.
4.00%, 09/01/2023	300,000	303,986
4.20%, 03/15/2022	211,000	216,421
6.15%, 04/07/2036	14,000	16,397
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	337,003
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	173,479
2.75%, 01/30/2022	36,000	35,101
3.30%, 03/14/2023	99,000	97,729
3.50%, 06/03/2024	100,000	98,666
4.05%, 10/15/2023	250,000	253,068
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	168,268
8.88%, 06/01/2039 (B)	52,000	80,768
MassMutual Global Funding II 2.75%, 06/22/2024 (B)	400,000	381,582
MetLife, Inc. 3.00%, 03/01/2025	200,000	189,989
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	325,492
3.88%, 04/11/2022 (B)	720,000	732,541
Nationwide Mutual Insurance Co. 9.38%, 08/15/2039 (B)	320,000	505,310
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	92,744
2.15%, 06/18/2019 (B)	350,000	347,685
2.35%, 07/14/2026 (B)	226,000	205,779
3.00%, 01/10/2028 (B)	202,000	189,660
OneBeacon US Holdings, Inc. 4.60%, 11/09/2022	500,000	503,272
Pacific Life Insurance Co. Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	180,675
Principal Life Global Funding II 2.25%, 10/15/2018 (B)	200,000	199,810
Progressive Corp.
2.45%, 01/15/2027	320,000	289,449
Fixed until 03/15/2023, 5.38% (A), 03/15/2023 (I)	245,000	245,919
Prudential Financial, Inc. 3.91%, 12/07/2047 (B)	164,000	151,195
Prudential Insurance Co. of America 8.30%, 07/01/2025 (B)	900,000	1,124,560
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	130,000	128,483
3.05%, 01/20/2021 (B)	298,000	295,037
Sumitomo Life Insurance Co. Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	235,458
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	252,314

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
4.90%, 09/15/2044 (B)	$ 150,000	$ 160,986
Travelers Property Casualty Corp. 7.75%, 04/15/2026	450,000	561,443

		17,361,917

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024 (B)	508,000	488,927
3.88%, 08/22/2037 (B)	500,000	495,600
4.25%, 08/22/2057 (B)	550,000	544,760
4.80%, 12/05/2034	215,000	237,091
Booking Holdings, Inc.
2.75%, 03/15/2023	286,000	273,007
3.55%, 03/15/2028	400,000	380,561

		2,419,946

Internet Software & Services - 0.1%
Alibaba Group Holding, Ltd. 4.00%, 12/06/2037	200,000	188,368
eBay, Inc.
2.60%, 07/15/2022	537,000	517,101
4.00%, 07/15/2042	133,000	116,004
Tencent Holdings, Ltd. 3.60%, 01/19/2028 (B)	545,000	517,912

		1,339,385

IT Services - 0.2%
DXC Technology Co.
4.25%, 04/15/2024	172,000	173,891
7.45%, 10/15/2029	500,000	605,870
IBM Credit LLC
2.65%, 02/05/2021	400,000	396,144
3.00%, 02/06/2023	500,000	491,558
International Business Machines Corp. 7.00%, 10/30/2025	508,000	611,038
Western Union Co. 3.60%, 03/15/2022	400,000	395,870

		2,674,371

Leisure Products - 0.0% (D)
Hasbro, Inc. 3.50%, 09/15/2027	219,000	201,801

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	149,116
3.00%, 04/15/2023	45,000	43,598
3.15%, 01/15/2023	394,000	384,604
4.15%, 02/01/2024	217,000	221,062

		798,380

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	262,000	250,907
2.40%, 08/09/2026	270,000	245,559
7.15%, 02/15/2019, MTN	100,000	103,570
Caterpillar, Inc. 2.60%, 06/26/2022	123,000	119,652
Illinois Tool Works, Inc. 4.88%, 09/15/2041	449,000	511,459
Ingersoll-Rand Global Holding Co., Ltd. 3.75%, 08/21/2028	300,000	293,954

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Ingersoll-Rand Luxembourg Finance SA 2.63%, 05/01/2020	$ 200,000	$ 197,841
Nvent Finance Sarl 4.55%, 04/15/2028 (B)	337,000	332,937
Parker-Hannifin Corp. 4.10%, 03/01/2047	104,000	103,333
Pentair Finance SARL 2.90%, 09/15/2018	65,000	65,040
Xylem, Inc. 3.25%, 11/01/2026	74,000	70,514

		2,294,766

Media - 1.0%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	305,664
7.25%, 05/18/2018	155,000	155,332
7.30%, 04/30/2028	130,000	161,909
7.70%, 10/30/2025	300,000	370,387
8.88%, 04/26/2023	200,000	243,481
CBS Corp.
2.90%, 01/15/2027	250,000	223,723
3.70%, 08/15/2024	63,000	61,751
4.00%, 01/15/2026	208,000	203,853
4.85%, 07/01/2042	150,000	148,068
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,191,000	1,210,142
5.38%, 04/01/2038	191,000	187,939
6.38%, 10/23/2035	114,000	124,374
6.83%, 10/23/2055	150,000	167,348
Comcast Cable Holdings LLC 10.13%, 04/15/2022	414,000	512,025
Comcast Corp.
3.15%, 02/15/2028	400,000	373,629
6.50%, 11/15/2035	511,000	637,053
7.05%, 03/15/2033	1,300,000	1,680,052
Cox Communications, Inc.
3.35%, 09/15/2026 (B)	134,000	125,725
4.60%, 08/15/2047 (B)	196,000	184,433
4.80%, 02/01/2035 (B)	450,000	441,964
Discovery Communications LLC
3.95%, 03/20/2028	263,000	249,816
4.38%, 06/15/2021	344,000	351,022
NBCUniversal Media LLC 5.95%, 04/01/2041	210,000	249,631
SES SA 3.60%, 04/04/2023 (B)	100,000	96,900
TCI Communications, Inc. 7.13%, 02/15/2028	100,000	124,050
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	391,481
6.75%, 07/01/2018	40,000	40,239
7.30%, 07/01/2038	90,000	105,827
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	250,000	323,794
Time Warner, Inc.
3.55%, 06/01/2024	230,000	224,790
3.60%, 07/15/2025	225,000	217,506
4.75%, 03/29/2021	140,000	145,544

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media (continued)
Viacom, Inc.
3.88%, 04/01/2024	$ 376,000	$ 368,219
6.88%, 04/30/2036	250,000	290,503
Walt Disney Co. 3.00%, 02/13/2026 (F)	750,000	723,046

		11,421,220

Metals & Mining - 0.2%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	191,031
4.00%, 09/11/2027 (B)	400,000	376,831
Barrick Gold Corp. 6.45%, 10/15/2035	399,000	475,546
BHP Billiton Finance USA, Ltd. 4.13%, 02/24/2042 (F)	300,000	302,631
Nucor Corp.
4.00%, 08/01/2023	63,000	64,326
6.40%, 12/01/2037	390,000	493,289
Vale Canada, Ltd. 7.20%, 09/15/2032	400,000	452,000
Vale Overseas, Ltd. 6.25%, 08/10/2026	81,000	89,335

		2,444,989

Multi-Utilities - 0.5%
CMS Energy Corp.
3.00%, 05/15/2026	73,000	68,596
3.88%, 03/01/2024	350,000	350,685
Consolidated Edison Co. of New York, Inc.
3.88%, 06/15/2047	300,000	287,122
5.70%, 06/15/2040	154,000	187,786
Consumers Energy Co.
2.85%, 05/15/2022	121,000	119,071
3.25%, 08/15/2046	95,000	83,949
6.70%, 09/15/2019	100,000	105,613
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	288,873
4.15%, 05/15/2045	270,000	272,363
Dominion Energy, Inc.
2.75%, 01/15/2022	165,000	159,691
4.90%, 08/01/2041	103,000	110,349
5.25%, 08/01/2033	500,000	545,176
6.40%, 06/15/2018	170,000	170,819
DTE Electric Co.
2.65%, 06/15/2022	68,000	65,874
3.70%, 03/15/2045	114,000	108,275
3.95%, 06/15/2042	101,000	97,401
DTE Energy Co. 3.85%, 12/01/2023	252,000	253,362
NiSource, Inc.
5.80%, 02/01/2042	600,000	691,053
6.80%, 01/15/2019	31,000	31,850
Public Service Co. of Colorado
3.20%, 11/15/2020	56,000	56,250
3.55%, 06/15/2046	37,000	33,759
Public Service Co. of New Hampshire 3.50%, 11/01/2023	60,000	60,122

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Public Service Co. of Oklahoma 5.15%, 12/01/2019	$ 133,000	$ 136,960
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	365,816
6.13%, 09/15/2037	100,000	125,990
Sempra Energy
6.00%, 10/15/2039	150,000	180,114
9.80%, 02/15/2019	400,000	420,361
WEC Energy Group, Inc. 3.55%, 06/15/2025	115,000	112,969

		5,490,249

Multiline Retail - 0.1%
Dollar General Corp. 4.13%, 05/01/2028	280,000	277,714
Macy’s Retail Holdings, Inc. 6.90%, 04/01/2029	200,000	211,179
Nordstrom, Inc. 4.00%, 10/15/2021	301,000	304,675
Target Corp. 2.50%, 04/15/2026 (F)	300,000	274,129

		1,067,697

Oil, Gas & Consumable Fuels - 2.9%
Anadarko Holding Co. 7.15%, 05/15/2028	552,000	632,530
Anadarko Petroleum Corp. 8.70%, 03/15/2019	150,000	157,347
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	214,000	208,162
Apache Corp.
3.25%, 04/15/2022	111,000	109,554
4.75%, 04/15/2043	268,000	267,611
6.90%, 09/15/2018	180,000	182,839
APT Pipelines, Ltd. 4.25%, 07/15/2027 (B)	386,000	378,059
BG Energy Capital PLC 5.13%, 10/15/2041 (B)	200,000	223,347
BP Capital Markets PLC
3.02%, 01/16/2027	157,000	148,214
3.22%, 04/14/2024	600,000	588,011
3.25%, 05/06/2022	462,000	460,884
3.28%, 09/19/2027 (F)	522,000	500,820
3.59%, 04/14/2027	300,000	295,808
3.81%, 02/10/2024	224,000	226,803
Buckeye Partners, LP
3.95%, 12/01/2026	63,000	59,324
4.35%, 10/15/2024	148,000	147,371
4.88%, 02/01/2021	200,000	204,942
5.85%, 11/15/2043	150,000	154,592
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	200,000	198,319
5.85%, 02/01/2035	150,000	168,388
6.45%, 06/30/2033	299,000	353,989
Cenovus Energy, Inc.
4.45%, 09/15/2042	162,000	142,115
5.25%, 06/15/2037	101,000	99,823
6.75%, 11/15/2039	511,000	580,673

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.
2.36%, 12/05/2022	$ 80,000	$ 77,281
2.57%, 05/16/2023	600,000	578,873
2.90%, 03/03/2024	296,000	288,240
3.19%, 06/24/2023	47,000	46,714
CNOOC Finance Pty, Ltd. 2.63%, 05/05/2020	328,000	323,225
CNOOC Finance, Ltd. 3.00%, 05/09/2023	254,000	242,698
ConocoPhillips 5.90%, 10/15/2032	290,000	342,467
ConocoPhillips Holding Co. 6.95%, 04/15/2029	315,000	393,473
Devon Energy Corp. 5.60%, 07/15/2041	224,000	247,075
Ecopetrol SA
5.38%, 06/26/2026	135,000	139,253
5.88%, 09/18/2023	113,000	120,231
Enbridge, Inc.
4.50%, 06/10/2044	200,000	189,718
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	300,000	292,716
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	250,000	273,353
7.20%, 11/01/2031	200,000	245,361
7.38%, 11/01/2031	250,000	310,986
Energy Transfer Partners, LP
3.60%, 02/01/2023	75,000	72,910
4.05%, 03/15/2025	136,000	131,731
4.75%, 01/15/2026	173,000	172,790
4.90%, 02/01/2024	159,000	161,979
6.05%, 06/01/2041	538,000	546,087
6.50%, 02/01/2042	45,000	47,644
Eni SpA 5.70%, 10/01/2040 (B)	900,000	965,502
EnLink Midstream Partners, LP 4.15%, 06/01/2025	380,000	368,070
Enterprise Products Operating LLC
3.35%, 03/15/2023	150,000	148,093
3.70%, 02/15/2026	127,000	124,226
3.75%, 02/15/2025	74,000	73,367
3.90%, 02/15/2024	362,000	363,668
3.95%, 02/15/2027	153,000	152,387
4.85%, 03/15/2044	45,000	46,436
4.95%, 10/15/2054	33,000	33,849
5.10%, 02/15/2045	32,000	33,930
5.95%, 02/01/2041	45,000	52,408
7.55%, 04/15/2038	320,000	427,296
EOG Resources, Inc.
4.10%, 02/01/2021	300,000	305,884
4.15%, 01/15/2026	80,000	81,768
5.10%, 01/15/2036	392,000	428,945
EQT Corp. 3.90%, 10/01/2027	264,000	251,436
Exxon Mobil Corp. 4.11%, 03/01/2046	294,000	300,883
Hess Corp.
6.00%, 01/15/2040	170,000	177,644
7.13%, 03/15/2033	300,000	354,280

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kerr-McGee Corp. 7.88%, 09/15/2031	$ 300,000	$ 388,503
Kinder Morgan, Inc.
4.30%, 03/01/2028	700,000	683,008
5.20%, 03/01/2048	430,000	422,179
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	76,198
4.20%, 12/01/2042 - 10/03/2047	648,000	606,043
Marathon Oil Corp. 2.80%, 11/01/2022	170,000	162,707
MPLX, LP
4.00%, 03/15/2028	155,000	149,131
4.88%, 12/01/2024	280,000	290,264
5.20%, 03/01/2047	108,000	110,450
Noble Energy, Inc. 5.63%, 05/01/2021	330,000	335,544
Occidental Petroleum Corp.
2.70%, 02/15/2023	400,000	388,921
3.40%, 04/15/2026	123,000	120,434
3.50%, 06/15/2025	91,000	90,470
4.20%, 03/15/2048	200,000	198,757
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	105,157
3.38%, 10/01/2022	30,000	29,498
4.90%, 03/15/2025	800,000	829,324
5.00%, 09/15/2023	65,000	67,800
6.65%, 10/01/2036	220,000	261,644
8.63%, 03/01/2019	150,000	156,834
Petro-Canada
5.35%, 07/15/2033	100,000	110,325
7.88%, 06/15/2026	100,000	123,197
Petroleos Mexicanos
4.63%, 09/21/2023	450,000	444,137
4.88%, 01/18/2024	81,000	80,352
5.35%, 02/12/2028 (B)	189,000	179,815
6.35%, 02/12/2048 (B)	71,000	65,107
6.38%, 02/04/2021 - 01/23/2045	513,000	511,205
6.50%, 03/13/2027	870,000	900,981
6.75%, 09/21/2047	403,000	389,056
6.88%, 08/04/2026	466,000	499,086
Phillips 66
3.90%, 03/15/2028	285,000	280,235
4.30%, 04/01/2022	130,000	134,557
4.88%, 11/15/2044	40,000	41,777
Phillips 66 Partners, LP
3.55%, 10/01/2026	66,000	62,301
4.90%, 10/01/2046	144,000	141,495
Plains All American Pipeline, LP / PAA Finance Corp.
3.65%, 06/01/2022	97,000	95,201
4.30%, 01/31/2043	150,000	128,081
4.65%, 10/15/2025	350,000	350,626
Shell International Finance BV
2.88%, 05/10/2026 (F)	853,000	811,359
4.13%, 05/11/2035	258,000	263,338
4.38%, 03/25/2020	410,000	421,859
Sinopec Capital 2013, Ltd. 3.13%, 04/24/2023 (B)	300,000	288,430

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development, Ltd. 3.90%, 05/17/2022 (B)	$ 200,000	$ 200,740
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	142,380
8.00%, 03/01/2032	105,000	135,330
Spectra Energy Partners, LP 3.50%, 03/15/2025	633,000	602,578
Statoil ASA
3.15%, 01/23/2022	313,000	312,905
4.25%, 11/23/2041	236,000	242,499
Suncor Energy, Inc. 5.95%, 12/01/2034 (F)	550,000	655,206
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	183,769
5.50%, 02/15/2020	250,000	258,614
5.95%, 12/01/2025	150,000	161,668
6.10%, 02/15/2042	500,000	498,883
TC PipeLines, LP 3.90%, 05/25/2027	141,000	133,794
Total Capital International SA
2.70%, 01/25/2023	688,000	666,437
3.70%, 01/15/2024	160,000	161,754
3.75%, 04/10/2024	82,000	83,154
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	110,655
3.13%, 01/15/2019	149,000	149,463
3.75%, 10/16/2023	135,000	135,831
4.88%, 01/15/2026	370,000	393,581
6.50%, 08/15/2018 (F)	175,000	176,947
Valero Energy Corp. 7.50%, 04/15/2032	100,000	129,189
Valero Energy Partners, LP 4.50%, 03/15/2028	80,000	79,026
Western Gas Partners, LP
4.50%, 03/01/2028	68,000	67,172
4.65%, 07/01/2026	152,000	152,545
5.30%, 03/01/2048	196,000	191,851
5.45%, 04/01/2044	97,000	96,097
Williams Partners, LP
3.90%, 01/15/2025	117,000	114,104
4.85%, 03/01/2048	249,000	239,203

		34,695,163

Personal Products - 0.0% (D)
Unilever Capital Corp. 3.38%, 03/22/2025 (F)	180,000	178,816

Pharmaceuticals - 0.4%
Allergan Funding SCS
3.85%, 06/15/2024	211,000	205,558
4.55%, 03/15/2035	1,167,000	1,098,983
Allergan, Inc.
2.80%, 03/15/2023	162,000	152,513
3.38%, 09/15/2020	125,000	124,655
Baxalta, Inc.
3.60%, 06/23/2022	67,000	66,262
5.25%, 06/23/2045	33,000	34,881
Bayer US Finance LLC 3.38%, 10/08/2024 (B)	200,000	194,380

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Johnson & Johnson
2.63%, 01/15/2025	$ 408,000	$ 390,500
3.40%, 01/15/2038	432,000	407,754
4.38%, 12/05/2033	99,000	105,864
Merck & Co., Inc. 3.70%, 02/10/2045	20,000	19,026
Mylan NV 3.95%, 06/15/2026	185,000	175,767
Mylan, Inc.
3.13%, 01/15/2023 (B)	460,000	439,802
5.40%, 11/29/2043	100,000	101,694
Novartis Capital Corp. 3.40%, 05/06/2024	395,000	393,606
Pfizer, Inc. 3.00%, 12/15/2026 (F)	412,000	394,611
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	334,000	315,109
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/2023	375,000	314,594
Zoetis, Inc. 3.45%, 11/13/2020	37,000	37,157

		4,972,716

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	309,523
3.88%, 03/20/2027 (B)	325,000	321,633

		631,156

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	252,376
3.60%, 09/01/2020	125,000	126,361
4.40%, 03/15/2042	130,000	133,407
5.75%, 05/01/2040	300,000	361,827
7.29%, 06/01/2036	90,000	123,839
Canadian Pacific Railway Co. 6.13%, 09/15/2115	264,000	321,603
CSX Corp.
4.25%, 06/01/2021	65,000	66,807
6.00%, 10/01/2036, MTN	340,000	410,012
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	165,753
3.85%, 01/15/2024	266,000	268,489
4.05%, 08/15/2052 (B)	87,000	81,521
Ryder System, Inc.
2.50%, 05/11/2020, MTN	158,000	155,952
3.45%, 11/15/2021, MTN	42,000	41,988

		2,509,935

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 4.50%, 12/05/2036	226,000	222,732
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	663,000	644,106
3.88%, 01/15/2027	617,000	589,105

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
3.10%, 07/29/2022	$ 120,000	$ 119,801
3.70%, 07/29/2025	97,000	97,912
3.73%, 12/08/2047 (B)	155,000	145,123
4.10%, 05/19/2046	224,000	224,920
QUALCOMM, Inc.
2.60%, 01/30/2023	35,000	33,094
2.90%, 05/20/2024	400,000	375,716
3.25%, 05/20/2027	357,000	328,553

		2,781,062

Software - 0.5%
Microsoft Corp.
2.38%, 05/01/2023	24,000	23,133
2.88%, 02/06/2024	342,000	333,347
3.30%, 02/06/2027	279,000	273,539
3.50%, 02/12/2035	277,000	269,359
4.00%, 02/12/2055	81,000	80,227
4.10%, 02/06/2037	489,000	507,740
4.20%, 11/03/2035	103,000	107,911
4.50%, 10/01/2040 - 02/06/2057	451,000	483,314
4.75%, 11/03/2055	436,000	488,320
Oracle Corp.
2.40%, 09/15/2023	324,000	308,963
2.95%, 11/15/2024 - 05/15/2025	1,100,000	1,060,982
3.90%, 05/15/2035	60,000	59,301
4.30%, 07/08/2034	786,000	817,419
5.38%, 07/15/2040	123,000	143,055
6.13%, 07/08/2039	731,000	936,145
VMware, Inc. 2.95%, 08/21/2022	521,000	500,707

		6,393,462

Specialty Retail - 0.1%
AutoZone, Inc. 3.75%, 06/01/2027	186,000	179,396
Home Depot, Inc.
2.13%, 09/15/2026	103,000	91,884
3.00%, 04/01/2026	212,000	202,674
3.50%, 09/15/2056	71,000	61,996
4.20%, 04/01/2043	145,000	145,219
Lowe’s Cos., Inc. 3.38%, 09/15/2025	119,000	117,044
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	247,000	234,602

		1,032,815

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	296,000	271,815
2.75%, 01/13/2025	500,000	477,697
2.85%, 05/11/2024	234,000	226,978
2.90%, 09/12/2027	597,000	561,791
3.00%, 02/09/2024 - 06/20/2027	988,000	949,351
3.20%, 05/13/2025 - 05/11/2027	446,000	432,485
3.25%, 02/23/2026	266,000	259,409
3.35%, 02/09/2027	603,000	590,124
3.45%, 05/06/2024 - 02/09/2045	549,000	535,433
3.75%, 09/12/2047	500,000	468,172
3.85%, 08/04/2046	207,000	196,249

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.50%, 02/23/2036	$ 340,000	$ 364,065
4.65%, 02/23/2046	119,000	127,335
Dell International LLC / EMC Corp. 6.02%, 06/15/2026 (B)	800,000	848,434

		6,309,338

Tobacco - 0.0% (D)
BAT Capital Corp. 4.39%, 08/15/2037 (B)	377,000	361,471

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.25%, 03/01/2025	258,000	242,037
3.63%, 12/01/2027	200,000	185,583
3.88%, 04/01/2021	220,000	222,215
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	164,620
8.63%, 01/15/2022	700,000	814,168
WW Grainger, Inc. 4.60%, 06/15/2045	198,000	204,651

		1,833,274

Transportation Infrastructure - 0.1%
Mexico City Airport Trust 5.50%, 07/31/2047 (B)	200,000	177,750
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	233,000	230,868
4.88%, 07/11/2022 (B)	500,000	522,187

		930,805

Water Utilities - 0.0% (D)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	303,937
4.00%, 12/01/2046	172,000	170,042

		473,979

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.13%, 07/16/2022	236,000	231,224
Crown Castle Towers LLC 3.22%, 05/15/2042 (B)	200,000	198,008
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC 3.36%, 03/20/2023 (B)	707,875	705,306
Vodafone Group PLC 2.95%, 02/19/2023	75,000	72,429

		1,206,967

Total Corporate Debt Securities (Cost $355,409,295)		350,903,655

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (D)
Province of Quebec 6.35%, 01/30/2026, MTN	285,000	331,345

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	299,250
5.00%, 06/15/2045	200,000	198,000
7.38%, 09/18/2037	200,000	253,500

		750,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.2%
Israel Government AID Bond Series 2011-Z, Zero Coupon, 11/15/2026	$ 1,400,000	$ 1,049,315
Israel Government AID Bond, Principal Only STRIPS Series 2, 11/01/2024	2,250,000	1,826,651

		2,875,966

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028	1,042,000	982,085
4.13%, 01/21/2026 (F)	615,000	613,155
4.35%, 01/15/2047	183,000	161,772
4.60%, 02/10/2048	200,000	183,100
5.55%, 01/21/2045	190,000	201,932
4.75%, 03/08/2044, MTN	688,000	646,720
5.75%, 10/12/2110, MTN	550,000	541,750

		3,330,514

Panama - 0.0% (D)
Panama Government International Bond 4.50%, 04/16/2050	200,000	193,140

Peru - 0.0% (D)
Peru Government International Bond 5.63%, 11/18/2050	45,000	52,718

Supranational - 0.1%
African Development Bank 8.80%, 09/01/2019	500,000	536,615

Total Foreign Government Obligations (Cost $8,378,912)		8,071,048

MORTGAGE-BACKED SECURITIES - 2.8%
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75% (A), 12/25/2035 (B)	9,631	9,911
Angel Oak Mortgage Trust LLC Series 2015-1, Class A, 4.50% (A), 11/25/2045 (B)	39,167	39,216
ASG Resecuritization Trust
Series 2009-3, Class A65,
3.07% (A), 03/26/2037 (B)	11,372	11,358
Series 2011-1, Class 3A50,
3.81% (A), 11/28/2035 (B)	63,179	63,144
BAMLL Re-REMIC Trust Series 2015-FR11, Class A705, 1.82% (A), 09/27/2044 (B)	1,463,000	1,445,006
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	111,024	116,470
Series 2004-C, Class 1A1,
3.88% (A), 12/20/2034	46,798	47,001
Series 2005-E, Class 4A1,
3.69% (A), 03/20/2035	362,738	366,838
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
4.19% (A), 04/25/2033	48,214	48,943
Series 2004-C, Class 2A2,
4.15% (A), 04/25/2034	204,393	205,892

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (B)	$ 1,500,000	$ 1,474,765
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	64,964	66,145
Series 2010-RR7, Class 2A1,
3.31% (A), 07/26/2045 (B)	308,452	304,805
Bear Stearns Alt-A Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.50%, 2.40% (A), 03/25/2035	51,882	51,841
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.60% (A), 07/25/2033	50,979	51,320
Series 2004-2, Class 14A,
3.83% (A), 05/25/2034	34,196	34,407
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.52% (A), 06/11/2041 (B)	127,893	988
CD Commercial Mortgage Trust, Interest Only STRIPS Series 2007-CD4, Class XC, 0.78% (A), 12/11/2049 (B)	718,936	2,269
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.77% (A), 02/25/2037	686,402	684,920
Series 2007-A1, Class 2A1,
3.68% (A), 02/25/2037	144,141	145,540
Series 2007-A1, Class 7A1,
3.69% (A), 02/25/2037	88,172	88,794
Series 2007-A1, Class 9A1,
3.65% (A), 02/25/2037	66,060	65,570
Series 2007-A2, Class 1A1,
3.83% (A), 07/25/2037	29,639	29,682
Series 2007-A2, Class 2A1,
3.61% (A), 07/25/2037	194,768	198,003
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	131,172	133,606
Series 2004-3, Class A4,
5.75%, 04/25/2034	196,758	201,855
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	205,619	208,531
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	2,015	2,031
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	13,610	13,477
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-HYB1, Class A, 3.74% (A), 09/25/2033	70,677	71,399
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	72,492	72,808
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	138,919	142,669

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust (continued)
Series 2009-10, Class 1A1,
3.34%(A), 09/25/2033 (B)	$ 226,176	$ 229,560
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C1, Class IO, 1.07% (A), 08/15/2048	1,193,230	7,393
COMM Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 08/10/2048	562,000	565,891
COMM Mortgage Trust, Interest Only STRIPS Series 2012-CR2, Class XA, 1.82% (A), 08/15/2045	1,824,290	105,083
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	59,635	61,252
Series 2003-AR15, Class 3A1,
3.65% (A), 06/25/2033	100,643	100,982
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	27,758	27,901
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	107,799	109,100
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	117,536	125,725
Series 2003-29, Class 8A1,
6.00%, 11/25/2018	10,164	10,164
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	156,042	162,691
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	164,929	172,172
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 09/15/2037 (B)	500,000	475,975
CSMC Trust Series 2010-17R, Class 1A1, 3.48% (A), 06/26/2036 (B)	56,240	56,605
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.61% (A), 02/25/2020	37,748	37,805
Federal Home Loan Mortgage Corp. Series K070, Class A2, 3.30% (A), 11/25/2027	965,000	954,159
GMACM Mortgage Loan Trust Series 2003-AR2, Class 2A4, 4.39% (A), 12/19/2033	296,750	298,628
GS Mortgage Securities Trust, Interest Only STRIPS Series 2006-GG8, Class X, 1.08% (A), 11/10/2039 (B)	1,093,975	26
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF, 1-Month LIBOR + 0.35%, 2.25% (A), 09/25/2035 (B)	792,606	711,911

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust, Interest Only STRIPS Series 2005-RP3, Class 1AS, 2.71% (A), 09/25/2035 (B)	$ 594,454	$ 40,942
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	372,295	382,949
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	226,109	232,667
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 2.40% (A), 06/25/2035	15,472	14,771
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88% (A), 08/25/2022 (B)	1,980,000	1,970,892
Impac CMB Trust Series 2005-4, Class 2A1, 1-Month LIBOR + 0.60%, 2.50% (A), 05/25/2035	129,179	127,840
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 08/25/2033	53,571	55,813
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.25% (A), 05/25/2036	413,336	392,805
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.25% (A), 08/25/2036	164,231	161,191
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class A3SF, 1-Month LIBOR + 0.16%, 2.05% (A), 05/15/2047	248,936	248,206
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2006-CB15, Class X1, 0.45% (A), 06/12/2043	6,858,538	6,580
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.84% (A), 07/25/2034	46,446	47,811
Series 2004-A4, Class 1A1,
3.83% (A), 09/25/2034	44,090	45,243
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	5,198	5,270
Series 2005-A1, Class 3A4,
3.78% (A), 02/25/2035	136,421	139,866
Series 2006-A2, Class 5A3,
3.59% (A), 11/25/2033	242,203	246,870
Series 2006-A3, Class 6A1,
3.52% (A), 08/25/2034	25,159	25,156
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C1, Class XCL, 0.39% (A), 02/15/2041 (B)	976,875	113
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.82% (A), 04/21/2034	263,014	269,523
Series 2004-13, Class 3A7,
3.47% (A), 11/21/2034	173,766	178,281

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	$ 29,406	$ 30,469
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	7,595	7,598
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	304,062	307,395
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	43,564	43,680
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3, 05/28/2035 (B)	16,961	13,662
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
3.86% (A), 07/25/2033	64,632	63,511
Series 2003-A5, Class 2A6,
3.54% (A), 08/25/2033	49,733	51,340
Series 2004-1, Class 2A1,
3.39% (A), 12/25/2034	182,652	183,473
Series 2004-A4, Class A2,
3.41% (A), 08/25/2034	86,392	88,462
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 2.89% (A), 09/25/2029	135,928	131,037
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS Series 2006-4, Class XC, 0.71% (A), 12/12/2049 (B)	357,740	5
Morgan Stanley Capital I Trust Series 2011-C3, Class A3, 4.05%, 07/15/2049	512,035	518,692
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.66% (A), 12/15/2043 (B)	3,545,947	48
Series 2006-T21, Class X,
0.04% (A), 10/12/2052 (B)	10,779,165	9
Series 2007-HQ11, Class X,
0.47% (A), 02/12/2044 (B)	5,200,426	7,801
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.67% (A), 04/25/2034	190,449	200,475
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	126,226	126,226
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	735,586	691,495
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	66,749	70,447
Prime Mortgage Trust, Principal Only STRIPS Series 2004-CL1, Class 1, 02/25/2034	4,347	3,606
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.73% (A), 05/25/2035	93,758	91,842

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
RAIT Trust Series 2015-FL5, Class B, 1-Month LIBOR + 3.90%, 5.80% (A), 01/15/2031 (B)	$ 395,000	$ 395,375
RALI Trust Series 2003-QS18, Class A1, 5.00%, 09/25/2018	4,195	4,193
RAMP Trust Series 2004-SL2, Class A3, 7.00%, 10/25/2031	114,698	119,247
RBSSP Resecuritization Trust Series 2009-1, Class 1A1, 6.50% (A), 02/26/2036 (B)	240,337	251,494
Resource Capital Corp., Ltd. Series 2015-CRE4, Class B, 1-Month LIBOR + 3.00%, 4.90% (A), 08/15/2032 (B)	213,332	211,199
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.50% (A), 12/20/2034	278,183	274,078
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 2.50% (A), 12/20/2034	133,282	130,836
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 2.10% (A), 01/20/2035	109,168	101,549
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 1-Month LIBOR + 0.66%, 2.56% (A), 10/19/2034	273,677	261,589
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
3.47% (A), 12/25/2033	63,856	64,167
Series 2004-4XS, Class 1A5,
5.28% (A), 02/25/2034	294,719	298,195
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	57,785	58,796
Series 2003-35, Class 3A1,
1-Month LIBOR + 0.50%, 2.40% (A), 12/25/2033	7,390	7,403
Series 2004-5H, Class A4,
5.54%, 12/25/2033	239,073	244,402
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.54% (A), 09/25/2043	134,673	130,220
Series 2004-1, Class II2A,
2.52% (A), 03/25/2044	62,965	61,668
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (B)	1,000,000	993,830
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 05/10/2063	650,000	655,045

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 1.49% (A), 05/10/2063 (B)	$ 4,363,062	$ 197,192
V.M. Jog Engineering, Ltd. Series 2017, Class A, 1-Month LIBOR + 4.60%, 6.50% (A), 12/15/2020	2,090,000	2,090,000
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (B)	1,000,000	983,616
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.11% (A), 03/15/2045 (B)	5,937,511	16
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
3.27% (A), 06/25/2033	232,551	234,869
Series 2003-AR7, Class A7,
3.13% (A), 08/25/2033	92,939	94,060
Series 2003-AR8, Class A,
3.22% (A), 08/25/2033	37,303	37,833
Series 2003-AR9, Class 1A6,
3.34% (A), 09/25/2033	173,727	177,893
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	196,687	202,552
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 12.25% (A), 06/25/2033	7,912	8,600
Series 2003-S9, Class A8,
5.25%, 10/25/2033	100,144	102,275
Series 2004-AR3, Class A1,
3.48% (A), 06/25/2034	25,427	25,944
Series 2004-AR3, Class A2,
3.48% (A), 06/25/2034	261,537	266,856
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	22,582	22,680
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	39,218	39,801
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	207,326	215,149
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	28,646	29,004
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	61,959	67,289
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	1,042,380	1,042,118
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,811,525
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
3.57% (A), 11/25/2033	12,403	12,575
Series 2004-4, Class A9,
5.50%, 05/25/2034	150,330	153,075

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-EE, Class 2A1,
3.52% (A), 12/25/2034	$ 88,614	$ 90,175
Series 2004-EE, Class 2A2,
3.52% (A), 12/25/2034	22,154	22,768
Series 2004-EE, Class 3A1,
3.79% (A), 12/25/2034	28,352	29,427
Series 2004-EE, Class 3A2,
3.79% (A), 12/25/2034	42,528	44,140
Series 2004-I, Class 1A1,
3.74% (A), 07/25/2034	439,469	449,222
Series 2004-P, Class 2A1,
3.55% (A), 09/25/2034	615,094	631,012
Series 2004-R, Class 2A1,
3.60% (A), 09/25/2034	255,421	263,541
Series 2004-U, Class A1,
3.77% (A), 10/25/2034	484,089	487,249
Series 2004-V, Class 1A1,
3.64% (A), 10/25/2034	54,387	55,228
Series 2004-V, Class 1A2,
3.64% (A), 10/25/2034	24,280	25,052
Series 2004-W, Class A9,
3.71% (A), 11/25/2034	88,706	90,737
Series 2005-AR3, Class 1A1,
3.64% (A), 03/25/2035	420,704	432,646
Series 2005-AR8, Class 2A1,
3.81% (A), 06/25/2035	148,414	151,932
Series 2005-AR9, Class 2A1,
3.63% (A), 10/25/2033	60,087	60,796
WFRBS Commercial Mortgage Trust Series 2011-C3, Class A4, 4.38%, 03/15/2044 (B)	550,000	565,527

Total Mortgage-Backed Securities (Cost $33,214,080)		33,313,949

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.1%
State of California, General Obligation Unlimited, 7.30%, 10/01/2039	520,000	741,588

New York - 0.2%
New York State Dormitory Authority, Revenue Bonds, 5.60%, 03/15/2040	280,000	338,201
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	859,752
5.65%, 11/01/2040	655,000	810,611

		2,008,564

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds, Series B, 7.50%, 02/15/2050	640,000	933,030
Ohio State University, Revenue Bonds, Series A, 4.80%, 06/01/2111	1,370,000	1,451,186

		2,384,216

Total Municipal Government Obligations (Cost $4,429,164)		5,134,368

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.4%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.52%, 3.22% (A), 05/01/2037	$ 87,639	$ 90,534
12-Month LIBOR + 1.59%, 3.34% (A), 12/01/2036	222,789	231,393
12-Month LIBOR + 1.64%, 3.39% (A), 11/01/2036	74,110	77,057
12-Month LIBOR + 1.67%, 3.42% (A), 12/01/2036	145,426	151,414
1-Year CMT + 2.25%, 3.42% (A), 07/01/2036	256,964	270,931
1-Year CMT + 2.25%, 3.45% (A), 02/01/2036	410,321	430,713
1-Year CMT + 2.43%, 3.50% (A), 12/01/2031	517,726	547,649
3.50%, 06/01/2042 - 07/15/2042	2,907,120	2,901,807
1-Year CMT + 2.36%, 3.51% (A), 10/01/2037	28,101	29,404
1-Year CMT + 2.24%, 3.51% (A), 11/01/2036	204,325	214,906
12-Month LIBOR + 1.70%, 3.53% (A), 06/01/2037	38,032	39,733
12-Month LIBOR + 1.70%, 3.56% (A), 02/01/2037	35,618	37,075
12-Month LIBOR + 1.81%, 3.56% (A), 09/01/2037	29,699	31,083
6-Month LIBOR + 1.70%, 3.62% (A), 10/01/2036	26,775	27,690
12-Month LIBOR + 1.91%, 3.66% (A), 04/01/2037	1,902	1,943
6-Month LIBOR + 2.01%, 3.67% (A), 05/01/2037	51,549	54,248
1-Year CMT + 2.25%, 3.70% (A), 01/01/2035	296,184	309,649
12-Month LIBOR + 2.05%, 3.80% (A), 11/01/2036	16,624	17,538
12-Month LIBOR + 1.87%, 3.81% (A), 05/01/2038	33,184	34,740
1-Year CMT + 2.65%, 3.92% (A), 10/01/2037	98,249	96,416
12-Month LIBOR + 2.18%, 3.94% (A), 05/01/2037	239,033	254,487
4.00%, 04/01/2043 - 01/01/2046	3,674,825	3,778,612
12-Month LIBOR + 2.06%, 4.02% (A), 05/01/2037	70,800	74,825
12-Month LIBOR + 2.18%, 4.05% (A), 03/01/2037	96,829	101,094
12-Month LIBOR + 1.98%, 4.08% (A), 04/01/2037	30,295	31,693
12-Month LIBOR + 2.30%, 4.09% (A), 05/01/2036	32,490	34,790
12-Month LIBOR + 2.47%, 4.24% (A), 03/01/2036	136,462	146,849
4.50%, 05/01/2041 - 07/01/2047	14,372,620	15,153,044
5.00%, 10/01/2018 - 08/01/2040	370,910	397,186
5.50%, 02/01/2021 - 12/01/2035	786,100	830,089
6.00%, 12/01/2036 - 06/01/2037	236,968	258,022
6.50%, 05/01/2035 - 03/01/2038	1,145,490	1,289,060
7.50%, 02/01/2038 - 09/01/2038	66,968	76,195

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
10.00%, 03/17/2026 - 10/01/2030	$ 64,607	$ 66,702
11.00%, 02/17/2021	4,621	4,668
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	2,500,000	2,400,344
2.31%, 12/25/2022	3,000,000	2,903,053
2.33%, 06/25/2021	2,100,000	2,058,660
1-Month LIBOR + 0.70%, 2.58% (A), 09/25/2022	657,556	659,611
2.60%, 09/25/2020	152,552	151,511
2.72%, 07/25/2026	1,456,000	1,386,348
2.74%, 09/25/2025	1,000,000	957,117
2.81%, 09/25/2024	4,140,000	4,034,687
2.84%, 09/25/2022	1,001,000	989,689
2.93%, 01/25/2023	1,443,000	1,430,000
3.12%, 06/25/2027	654,000	638,784
3.24%, 04/25/2027	1,097,000	1,083,183
3.33%, 05/25/2027	590,000	582,643
3.35%, 01/25/2028	1,595,000	1,581,357
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.06% (A), 07/15/2037	838,600	838,466
1-Month LIBOR + 0.25%, 2.15% (A), 08/15/2023	201,353	202,292
1-Month LIBOR + 0.30%, 2.20% (A), 03/15/2036	38,581	38,604
1-Month LIBOR + 0.40%, 2.30% (A), 02/15/2033	108,518	108,445
1-Month LIBOR + 1.20%, 3.10% (A), 07/15/2039	36,670	37,501
4.00%, 11/15/2041 - 07/15/2042	3,663,539	3,737,937
4.50%, 06/15/2025	2,000,000	2,095,771
5.00%, 07/15/2033 - 07/15/2041	9,228,380	9,927,873
5.30%, 01/15/2033	445,862	473,244
5.50%, 02/15/2022 - 01/15/2039	3,265,047	3,502,352
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	650,892	655,668
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	780,902	811,027
5.70% (A), 10/15/2038	241,360	264,132
6.00%, 05/15/2034 - 06/15/2038	1,798,045	1,979,894
(1.50) * 1-Month LIBOR + 9.08%, 6.24% (A), 11/15/2033	92,044	91,466
6.25%, 10/15/2023	187,546	197,845
6.50%, 08/15/2021 - 06/15/2032	1,259,866	1,373,112
6.88% (A), 11/15/2021	80,902	82,365
7.00%, 12/15/2036	531,219	597,257
7.31% (A), 11/15/2046	745,266	842,046
7.50%, 11/15/2036 - 12/15/2036	613,728	701,826
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	18,120	20,301
(3.33) * 1-Month LIBOR + 17.50%, 11.18% (A), 02/15/2040	456,449	528,016
(1.83) * 1-Month LIBOR + 14.85%, 11.37% (A), 06/15/2033	34,104	40,392
(2.50) * 1-Month LIBOR + 17.45%, 12.71% (A), 02/15/2038	15,509	17,458

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
(4.00) * 1-Month LIBOR + 22.00%, 14.41% (A), 05/15/2035	$ 53,681	$ 66,343
(3.00) * 1-Month LIBOR + 20.22%, 14.53% (A), 07/15/2035	33,867	40,202
(2.60) * 1-Month LIBOR + 20.93%, 16.00% (A), 08/15/2031	45,194	60,547
(4.50) * 1-Month LIBOR + 24.75%, 16.21% (A), 06/15/2035	82,445	109,994
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.54% (A), 01/15/2040	831,123	48,094
3.50%, 09/15/2024	17,072	28
4.00%, 11/15/2029 - 10/15/2037	884,720	45,988
(1.00) * 1-Month LIBOR + 6.00%, 4.10% (A), 11/15/2037 - 10/15/2040	1,039,713	125,748
(1.00) * 1-Month LIBOR + 6.05%, 4.15% (A), 05/15/2038	171,475	18,167
(1.00) * 1-Month LIBOR + 6.10%, 4.20% (A), 05/15/2039	111,624	6,350
(1.00) * 1-Month LIBOR + 6.25%, 4.35% (A), 12/15/2039	223,350	31,284
(1.00) * 1-Month LIBOR + 6.34%, 4.44% (A), 12/15/2039	603,154	73,541
4.50%, 12/15/2024 - 07/15/2037	221,281	3,687
(1.00) * 1-Month LIBOR + 6.40%, 4.50% (A), 01/15/2037	62,106	6,463
(1.00) * 1-Month LIBOR + 6.45%, 4.55% (A), 11/15/2037	27,802	3,037
(1.00) * 1-Month LIBOR + 6.80%, 4.90% (A), 09/15/2039	242,429	24,372
5.00%, 04/15/2032 - 08/15/2040	1,564,424	206,702
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS 03/15/2019 - 12/15/2043	5,764,795	4,751,447
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.13% (A), 10/25/2037	435,767	437,603
5.23%, 05/25/2043	901,091	976,194
6.50%, 02/25/2043	294,813	332,489
6.50% (A), 09/25/2043	131,490	146,892
7.00%, 02/25/2043 - 07/25/2043	345,430	392,755
7.50%, 02/25/2042 - 09/25/2043	421,931	477,195
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 7.70%, 5.80% (A), 08/15/2036	440,149	75,725
Federal National Mortgage Association
Zero Coupon, 10/09/2019	4,865,000	4,688,044
2.03%, 08/01/2019	108,732	107,894
1-Month LIBOR + 0.22%, 2.12% (A), 03/25/2045 - 02/25/2046	166,494	166,209
2.15%, 01/25/2023	2,500,000	2,399,509
1-Month LIBOR + 0.40%, 2.30% (A), 05/25/2042	262,679	259,694
2.37%, 04/01/2023	1,678,789	1,615,086
2.38%, 10/01/2026	1,500,000	1,401,886
2.43%, 08/01/2026	1,954,953	1,841,448
1-Month LIBOR + 0.55%, 2.45% (A), 08/25/2042	974,367	985,788

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.49%, 05/01/2026 - 05/25/2026	$ 3,000,000	$ 2,824,632
2.57% (A), 12/25/2026	2,200,000	2,050,258
2.61%, 06/01/2026	1,012,000	961,679
2.63%, 03/01/2026	2,995,916	2,871,382
2.64%, 06/01/2026	2,477,000	2,357,464
2.67%, 04/01/2025	1,175,228	1,137,342
2.70%, 07/01/2026	1,276,000	1,218,431
1-Month LIBOR + 0.93%, 2.75% (A), 11/25/2022	1,011,967	1,018,858
2.80%, 10/01/2025 - 01/01/2028	15,219,997	14,797,948
2.86%, 06/01/2028	1,085,327	1,040,248
2.90%, 06/25/2027	2,042,195	1,929,836
2.92%, 01/01/2025	2,510,000	2,468,528
2.93%, 06/01/2030	1,000,000	942,217
6-Month LIBOR + 1.32%, 2.93% (A), 07/01/2037	113,637	116,728
2.94% (A), 01/25/2026	3,486,000	3,395,815
2.94%, 12/01/2028	5,000,000	4,761,698
2.98%, 06/01/2027	1,715,000	1,661,035
2.99%, 08/01/2029	3,000,000	2,853,580
3.00%, 06/01/2043	1,376,119	1,338,751
3.02%, 07/01/2024 - 05/01/2030	13,338,072	12,870,368
3.04%, 06/01/2024 - 07/01/2029	6,918,853	6,698,011
3.04% (A), 03/25/2028	1,138,000	1,099,963
3.06% (A), 05/25/2027	1,700,000	1,648,373
3.08%, 12/01/2024	1,919,723	1,908,023
3.09%, 09/01/2029	3,797,000	3,636,285
3.11%, 03/01/2027	1,997,453	1,963,977
3.12%, 01/01/2022	1,957,428	1,961,832
3.15%, 04/01/2031	3,327,463	3,257,119
6-Month LIBOR + 1.47%, 3.16% (A), 02/01/2037	87,398	90,256
3.17%, 02/01/2030	997,083	964,157
3.18% (A), 06/25/2027	1,771,000	1,725,337
3.19%, 02/25/2030	815,000	780,107
3.21%, 03/01/2029	5,000,000	4,885,878
12-Month LIBOR + 1.46%, 3.21% (A), 09/01/2037	37,805	39,204
1-Year CMT + 2.08%, 3.22% (A), 11/01/2037	110,787	116,266
3.24%, 06/01/2026	937,584	935,278
6-Month LIBOR + 1.34%, 3.26% (A), 09/01/2036	46,345	47,638
6-Month LIBOR + 1.52%, 3.27% (A), 02/01/2037	29,733	30,668
12-Month LIBOR + 1.49%, 3.27% (A), 11/01/2037	67,229	69,761
3.28%, 11/01/2030	2,000,000	1,948,286
3.29%, 08/01/2026	2,000,000	1,992,847
3.30% (A), 04/25/2029	1,419,000	1,373,670
3.32%, 04/01/2029	5,000,000	4,933,015
12-Month LIBOR + 1.62%, 3.37% (A), 09/01/2036	144,599	150,863
3.37%, 05/01/2037	959,934	925,820
3.38%, 12/01/2029	805,796	798,110
12-Month LIBOR + 1.65%, 3.39% (A), 10/01/2036	71,923	75,027

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.70%, 3.44% (A), 08/01/2036	$ 15,609	$ 15,856
12-Month LIBOR + 1.68%, 3.45% (A), 07/01/2037	41,813	43,701
3.45%, 04/01/2029	3,867,000	3,853,615
3.50%, 04/01/2043 - 01/01/2044	3,026,945	3,022,199
3.52%, 10/01/2029	826,214	828,534
12-Month LIBOR + 1.79%, 3.54% (A), 12/01/2036	39,507	41,364
12-Month LIBOR + 1.82%, 3.57% (A), 09/01/2036	18,602	19,485
3.59%, 01/01/2031	962,723	965,816
12-Month LIBOR + 1.84%, 3.59% (A), 05/01/2036	110,426	115,776
12-Month LIBOR + 1.82%, 3.59% (A), 06/01/2036	97,810	103,157
12-Month LIBOR + 1.86%, 3.61% (A), 07/01/2037	67,444	71,028
12-Month LIBOR + 1.88%, 3.64% (A), 11/01/2036	76,965	80,708
12-Month LIBOR + 1.94%, 3.69% (A), 12/01/2036	79,392	83,073
3.73%, 05/01/2029	868,199	891,114
3.76%, 12/01/2035	1,935,383	1,957,501
12-Month LIBOR + 1.71%, 3.80% (A), 04/01/2037	23,720	24,774
12-Month LIBOR + 1.74%, 3.81% (A), 04/01/2036	52,533	55,032
3.89%, 07/01/2021	5,844,849	5,981,435
3.90%, 09/01/2021	893,562	915,481
3.95%, 07/01/2021	6,821,094	6,992,699
3.97%, 12/01/2025	420,111	437,325
12-Month LIBOR + 2.22%, 3.97% (A), 11/01/2036	15,543	16,406
4.00%, 04/01/2020 - 06/01/2047	5,461,510	5,600,594
4.02%, 11/01/2028	652,887	683,273
4.05%, 01/01/2021	6,065,000	6,218,099
6-Month LIBOR + 2.50%, 4.10% (A), 03/01/2036	252,624	270,536
12-Month LIBOR + 2.37%, 4.15% (A), 08/01/2037	38,077	40,607
12-Month LIBOR + 2.38%, 4.21% (A), 03/01/2036	125,951	135,354
4.23%, 02/01/2029	4,096,250	4,330,928
4.25%, 04/01/2021	2,500,000	2,581,355
4.26%, 07/01/2021	2,438,689	2,522,586
4.34%, 06/01/2021	7,000,000	7,258,055
4.45%, 07/01/2026	1,356,328	1,427,206
4.48%, 06/01/2021	2,180,000	2,257,600
4.50%, 08/01/2021	3,000,000	3,129,007
4.55%, 06/25/2043	120,296	124,251
5.00%, 04/01/2022 - 08/01/2040	950,255	1,016,679
5.50%, 11/01/2032 - 07/01/2037	1,665,977	1,815,053
6.00%, 03/01/2019 - 11/01/2037	3,200,802	3,449,232
6.50%, 06/01/2023 - 07/25/2042	1,973,100	2,186,091
7.00%, 12/25/2033 - 02/25/2044	1,348,607	1,515,844
7.50%, 10/01/2037 - 12/25/2045	866,946	990,908
8.00%, 10/01/2031	72,305	79,769

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 1.75% (A), 06/27/2036	$ 211,645	$ 207,714
1-Month LIBOR + 0.24%, 2.14% (A), 10/25/2046	156,335	156,018
1-Month LIBOR + 0.29%, 2.19% (A), 07/25/2036	142,197	141,939
1-Month LIBOR + 0.40%, 2.30% (A), 06/25/2037	37,610	37,598
1-Month LIBOR + 0.55%, 2.45% (A), 08/25/2041	450,217	455,466
1-Month LIBOR + 0.60%, 2.50% (A), 04/25/2040	360,316	362,903
3.00%, 01/25/2046	971,296	957,754
3.50%, 02/25/2043	1,234,502	1,227,259
3.56% (A), 12/25/2039	249,507	266,183
4.50%, 02/25/2039 - 05/25/2041	1,443,038	1,509,243
5.50%, 08/25/2025 - 10/25/2040	8,324,915	8,983,500
5.61% (A), 01/25/2032	80,830	83,631
5.75%, 08/25/2034	1,000,000	1,088,915
5.81% (A), 05/25/2051	323,300	349,588
5.96% (A), 06/25/2040	195,912	213,972
6.00%, 03/25/2029 - 12/25/2049	2,810,475	3,036,948
6.02% (A), 12/25/2042	127,327	139,000
6.22% (A), 02/25/2040	238,725	266,657
6.25%, 09/25/2038	37,691	40,774
6.44% (A), 03/25/2040	287,255	322,180
6.50%, 04/18/2028 - 11/25/2041	899,294	991,648
6.75%, 04/25/2037	64,383	70,322
7.00%, 03/25/2038 - 11/25/2041	2,169,359	2,418,600
7.50%, 05/17/2024	106,233	114,765
8.00%, 02/25/2023	419,653	452,376
(2.00) * 1-Month LIBOR + 12.66%, 8.87% (A), 03/25/2040	302,234	330,543
(3.33) * 1-Month LIBOR + 17.67%, 11.34% (A), 04/25/2040	237,453	291,807
(2.50) * 1-Month LIBOR + 16.88%, 12.13% (A), 08/25/2035 - 10/25/2035	86,436	103,089
(2.00) * 1-Month LIBOR + 16.20%, 12.41% (A), 01/25/2034	21,899	24,349
(2.75) * 1-Month LIBOR + 17.88%, 12.66% (A), 09/25/2024	117,818	131,812
(2.75) * 1-Month LIBOR + 19.53%, 14.31% (A), 05/25/2034	136,335	178,954
(2.75) * 1-Month LIBOR + 20.13%, 14.91% (A), 05/25/2035	188,218	222,992
(3.33) * 1-Month LIBOR + 22.67%, 16.34% (A), 04/25/2037	79,925	104,511
(3.67) * 1-Month LIBOR + 24.57%, 17.61% (A), 11/25/2035	90,302	119,611
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.07% (A), 01/25/2038	99,212	3,658
1.48% (A), 04/25/2041	585,017	30,579
(1.00) * 1-Month LIBOR + 4.44%, 2.54% (A), 11/25/2040	1,126,103	62,045
3.00%, 01/25/2021	373,034	12,021

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 5.00%, 3.10% (A), 07/25/2040	$ 1,228,799	$ 117,090
(1.00) * 1-Month LIBOR + 5.90%, 4.00% (A), 10/25/2039	50,989	5,805
(1.00) * 1-Month LIBOR + 6.00%, 4.10% (A), 02/25/2038 - 06/25/2039	846,644	82,336
(1.00) * 1-Month LIBOR + 6.18%, 4.28% (A), 12/25/2039	16,224	1,769
(1.00) * 1-Month LIBOR + 6.25%, 4.35% (A), 01/25/2040	319,446	40,942
(1.00) * 1-Month LIBOR + 6.35%, 4.45% (A), 12/25/2037	647,265	54,054
(1.00) * 1-Month LIBOR + 6.40%, 4.50% (A), 07/25/2037 - 05/25/2040	775,887	95,854
(1.00) * 1-Month LIBOR + 6.42%, 4.52% (A), 04/25/2040	142,840	18,079
(1.00) * 1-Month LIBOR + 6.45%, 4.55% (A), 10/25/2037 - 12/25/2037	352,262	47,499
(1.00) * 1-Month LIBOR + 6.62%, 4.72% (A), 07/25/2037	168,188	19,901
(1.00) * 1-Month LIBOR + 6.65%, 4.75% (A), 10/25/2026 - 03/25/2039	727,034	78,590
(1.00) * 1-Month LIBOR + 6.70%, 4.80% (A), 03/25/2036	1,297,199	221,631
5.00%, 07/25/2039	92,221	20,278
(1.00) * 1-Month LIBOR + 6.99%, 5.09% (A), 03/25/2038	166,863	25,231
(1.00) * 1-Month LIBOR + 7.10%, 5.20% (A), 02/25/2040	144,055	13,954
5.50%, 10/25/2039	131,367	24,549
Federal National Mortgage Association REMIC, Principal Only STRIPS 10/25/2023 - 12/25/2043	3,784,050	3,269,036
Federal National Mortgage Association, Principal Only STRIPS 09/25/2024 - 08/25/2032	520,120	472,589
FREMF Mortgage Trust
3.62% (A), 08/25/2046 (B)	1,760,000	1,681,141
3.70% (A), 11/25/2049 (B)	920,000	876,586
3.81% (A), 01/25/2048 (B)	4,355,000	4,208,367
3.81% (A), 01/25/2048 (B)	1,405,000	1,327,182
3.96% (A), 11/25/2047 (B)	2,000,000	1,890,286
3.97% (A), 07/25/2049 (B)	750,000	750,358
4.21% (A), 11/25/2047 (B)	1,115,000	1,075,316
Government National Mortgage Association
1-Month LIBOR + 0.45%, 2.14% (A), 03/20/2060	13,771	13,761
1-Month LIBOR + 0.47%, 2.16% (A), 05/20/2063	1,772,385	1,776,473
1-Month LIBOR + 0.50%, 2.19% (A), 06/20/2067	2,442,952	2,455,696
1-Month LIBOR + 0.52%, 2.21% (A), 10/20/2062	1,446,838	1,452,033
1-Month LIBOR + 0.53%, 2.22% (A), 10/20/2062	1,270,421	1,276,587
1-Month LIBOR + 0.58%, 2.27% (A), 05/20/2066	1,632,086	1,636,972

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.60%, 2.29% (A), 11/20/2065	$ 2,963,909	$ 2,993,749
1-Month LIBOR + 0.65%, 2.34% (A), 05/20/2061 - 01/20/2066	6,476,516	6,542,523
1-Month LIBOR + 0.70%, 2.39% (A), 05/20/2061 - 03/20/2066	5,761,156	5,824,975
1-Month LIBOR + 1.00%, 2.69% (A), 12/20/2066	818,993	839,088
4.50%, 11/20/2034	913,450	966,467
(1.15) * 1-Month LIBOR + 7.67%, 5.49% (A), 03/17/2033	18,597	18,729
5.50%, 01/16/2033 - 09/20/2039	4,269,085	4,629,924
5.75%, 02/20/2036 - 10/20/2037	712,761	757,995
5.81% (A), 10/20/2033	263,607	288,330
6.00%, 11/20/2033 - 08/20/2038	972,364	1,061,210
6.13%, 06/16/2031	1,584,000	1,724,544
6.50%, 12/20/2031 - 12/15/2035	1,102,083	1,233,591
7.00%, 09/15/2031 - 10/16/2040	1,046,154	1,155,350
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	14,667	15,475
7.50%, 09/16/2035 - 10/15/2037	184,071	205,220
(1.83) * 1-Month LIBOR + 14.70%, 11.23% (A), 11/17/2032	22,963	24,808
(2.92) * 1-Month LIBOR + 17.50%, 11.97% (A), 02/20/2034	57,135	67,051
(3.50) * 1-Month LIBOR + 23.28%, 16.64% (A), 04/20/2037	154,096	201,057
Government National Mortgage Association, Interest Only STRIPS
1.71% (A), 06/20/2067	4,979,964	536,342
(1.00) * 1-Month LIBOR + 5.83%, 3.93% (A), 02/20/2038	77,881	7,854
4.00%, 09/16/2037	244,848	2,547
(1.00) * 1-Month LIBOR + 5.90%, 4.00% (A), 09/20/2038	501,719	55,712
(1.00) * 1-Month LIBOR + 5.95%, 4.05% (A), 02/20/2039 - 06/20/2039	207,003	21,007
(1.00) * 1-Month LIBOR + 6.00%, 4.10% (A), 02/20/2038	828,931	99,657
(1.00) * 1-Month LIBOR + 6.04%, 4.14% (A), 02/20/2039	67,763	5,828
(1.00) * 1-Month LIBOR + 6.05%, 4.15% (A), 08/16/2039	315,256	31,349
(1.00) * 1-Month LIBOR + 6.09%, 4.19% (A), 09/20/2039	490,806	51,135
(1.00) * 1-Month LIBOR + 6.10%, 4.20% (A), 11/20/2034 - 07/16/2039	724,624	78,045
(1.00) * 1-Month LIBOR + 6.15%, 4.25% (A), 07/20/2038	584,121	76,288
(1.00) * 1-Month LIBOR + 6.20%, 4.30% (A), 03/20/2037 - 06/20/2038	214,999	25,227
(1.00) * 1-Month LIBOR + 6.30%, 4.40% (A), 03/20/2039	22,400	648
(1.00) * 1-Month LIBOR + 6.40%, 4.50% (A), 12/20/2038 - 11/16/2039	580,283	52,911
(1.00) * 1-Month LIBOR + 6.55%, 4.65% (A), 11/16/2033 - 11/20/2037	139,266	16,390

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.60%, 4.70% (A), 05/20/2041	$ 334,675	$ 48,367
(1.00) * 1-Month LIBOR + 6.68%, 4.78% (A), 07/20/2037	320,000	40,325
(1.00) * 1-Month LIBOR + 6.70%, 4.80% (A), 06/20/2037	602,547	83,814
(1.00) * 1-Month LIBOR + 7.30%, 5.40% (A), 12/20/2038	335,296	47,998
(1.00) * 1-Month LIBOR + 7.60%, 5.70% (A), 09/20/2038	38,794	5,704
(1.00) * 1-Month LIBOR + 7.70%, 5.80% (A), 04/16/2038	29,802	4,542
6.50%, 03/20/2039	45,136	9,952
Government National Mortgage Association, Principal Only STRIPS 12/20/2032 - 12/20/2040	1,289,523	1,097,116
Government Trust Certificate Series 2001-Z, Zero Coupon, 04/01/2020	10,890,000	10,346,593
National Credit Union Administration Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/08/2020	73,375	73,197
Residual Funding Corp., Principal Only STRIPS 10/15/2019 - 01/15/2030	6,755,000	5,848,378
Resolution Funding Corp., Principal Only STRIPS 01/15/2026 - 10/15/2027	170,000	129,647
Tennessee Valley Authority
4.25%, 09/15/2065	580,000	644,321
4.63%, 09/15/2060	236,000	280,358
5.25%, 09/15/2039	120,000	150,919
5.88%, 04/01/2036	2,445,000	3,214,111
Tennessee Valley Authority, Principal Only STRIPS 05/01/2019 - 05/01/2030	3,800,000	2,893,803
Vendee Mortgage Trust
6.75%, 06/15/2028	292,054	320,902
7.25%, 02/15/2023	327,755	350,285

Total U.S. Government Agency Obligations (Cost $397,778,202)		386,605,823

U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury - 17.9%
U.S. Treasury Bond
3.13%, 02/15/2043	2,800,000	2,821,875
3.50%, 02/15/2039	2,700,000	2,902,605
3.63%, 08/15/2043	5,400,000	5,912,789
3.75%, 11/15/2043	19,700,000	22,008,594
3.88%, 08/15/2040	5,000,000	5,668,750
4.25%, 05/15/2039	1,100,000	1,310,031
4.38%, 02/15/2038 - 05/15/2041	3,140,000	3,799,917
4.50%, 08/15/2039	1,200,000	1,477,687
U.S. Treasury Bond, Principal Only STRIPS
08/15/2020 - 08/15/2041	88,630,000	69,838,923
02/15/2023 - 05/15/2034 (F)	22,245,000	16,179,964

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.50%, 02/28/2023	$ 5,000,000	$ 4,710,352
1.63%, 02/15/2026	70,000	63,695
1.75%, 09/30/2022 - 05/15/2023	11,000,000	10,531,679
1.88%, 08/31/2022	4,000,000	3,857,344
2.00%, 10/31/2021 - 02/15/2023	5,400,000	5,269,265
2.13%, 01/31/2021 - 03/31/2024	10,000,000	9,646,524
2.25%, 11/15/2024	3,000,000	2,886,094
2.38%, 08/15/2024	20,000,000	19,424,219
2.50%, 08/15/2023	10,000,000	9,845,312
2.63%, 08/15/2020	500,000	500,859
2.75%, 02/15/2024	15,000,000	14,921,484

		213,577,962

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	2,898,850	3,407,478
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	4,047,486	3,990,265
1.38%, 01/15/2020	1,396,466	1,419,409

		8,817,152

Total U.S. Government Obligations (Cost $226,201,033)		222,395,114

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (J)	19,252,106	19,252,106

Total Securities Lending Collateral (Cost $19,252,106)		19,252,106

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.74% (J), dated 04/30/2018, to be repurchased at $12,457,414 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $12,708,150.	$ 12,457,158	12,457,158

Total Repurchase Agreement (Cost $12,457,158)		12,457,158

Total Investments (Cost $1,225,962,901)		1,206,575,598
Net Other Assets (Liabilities) - (1.1)%		(12,802,321)

Net Assets - 100.0%		$ 1,193,773,277

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$168,442,377	$—	$168,442,377
Corporate Debt Securities	—	350,868,003	35,652	350,903,655
Foreign Government Obligations	—	8,071,048	—	8,071,048
Mortgage-Backed Securities	—	33,313,949	—	33,313,949
Municipal Government Obligations	—	5,134,368	—	5,134,368
U.S. Government Agency Obligations	—	386,605,823	—	386,605,823
U.S. Government Obligations	—	222,395,114	—	222,395,114
Securities Lending Collateral	19,252,106	—	—	19,252,106
Repurchase Agreement	—	12,457,158	—	12,457,158

Total Investments	$19,252,106	$1,187,287,840	$35,652	$1,206,575,598

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $239,102,996, representing 20.0% of the Fund’s net assets.
(C)	Illiquid security. At April 30, 2018, the value of such securities amounted to $15,130,412 or 1.3% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of April 30, 2018; the maturity dates disclosed are the ultimate maturity dates.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,852,207. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the value of the security is $35,652, representing less than 0.1% of the Fund’s net assets.
(H)	Security is Level 3 of the fair value hierarchy.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rates disclosed reflect the yields at April 30, 2018.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Argentina - 0.1%
MercadoLibre, Inc.	1,980	$ 672,428

Brazil - 4.4%
Atacadao Distribuicao Comercio e Industria Ltda (A)	3,019,100	13,013,362
B3 SA - Brasil Bolsa Balcao	3,035,878	21,925,015
Itau Unibanco Holding SA, ADR	511,440	7,431,223
Vale SA, ADR	766,520	10,608,637

		52,978,237

Cayman Islands - 0.1%
Ping An Healthcare and Technology	87,284	609,425

Chile - 0.2%
Banco de Chile	12,390,988	2,047,050
SACI Falabella	91,702	889,421

		2,936,471

China - 22.7%
3SBio, Inc. (A) (B)	1,205,000	2,606,932
Alibaba Group Holding, Ltd., ADR (A)	360,759	64,409,912
China International Capital Corp., Ltd., H Shares (B)	2,362,800	5,394,734
China Lodging Group, Ltd., ADR	154,100	21,521,606
Ctrip.com International, Ltd., ADR (A)	513,979	21,021,741
Dong-E-E-Jiao Co., Ltd., A Shares	319,097	2,964,206
JD.com, Inc., ADR (A)	128,829	4,703,547
Jiangsu Hengrui Medicine Co., Ltd., A Shares	1,808,427	23,671,753
Kweichow Moutai Co., Ltd., A Shares	131,084	13,654,404
New Oriental Education & Technology Group, Inc., ADR	107,860	9,690,142
Sinopharm Group Co., Ltd., Class H	5,374,500	22,665,803
Sunny Optical Technology Group Co., Ltd.	165,000	2,735,056
Tencent Holdings, Ltd.	1,151,925	57,386,006
Vipshop Holdings, Ltd., ADR (A)	320,350	4,959,018
Want Want China Holdings, Ltd.	3,826,000	3,397,682
Wuxi Biologics Cayman, Inc. (A) (B)	249,000	2,276,283
Yum China Holdings, Inc.	93,130	3,982,239
ZTO Express Cayman, Inc., ADR	422,370	6,969,105

		274,010,169

Colombia - 0.9%
Grupo Aval Acciones y Valores SA, ADR	842,369	7,463,389
Grupo de Inversiones Suramericana SA	240,596	3,338,762

		10,802,151

Egypt - 0.5%
Commercial International Bank Egypt SAE	1,140,478	6,088,363

France - 6.0%
Kering SA	70,347	40,742,506
LVMH Moet Hennessy Louis Vuitton SE (C)	89,810	31,375,895

		72,118,401

Hong Kong - 4.4%
AIA Group, Ltd.	3,572,600	32,181,690
Hong Kong Exchanges & Clearing, Ltd.	119,433	3,913,815
Hutchison China MediTech, Ltd., ADR (A) (C)	45,120	1,536,336
Jardine Strategic Holdings, Ltd.	417,477	15,864,126

		53,495,967

India - 11.8%
Apollo Hospitals Enterprise, Ltd.	367,366	5,999,834

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Biocon, Ltd.	804,001	$ 8,022,542
Cholamandalam Investment and Finance Co., Ltd.	215,240	5,598,691
Dalmia Bharat, Ltd.	36,317	1,662,398
Dr. Reddy’s Laboratories, Ltd.	110,005	3,481,047
Housing Development Finance Corp., Ltd.	1,476,071	41,588,311
Kotak Mahindra Bank, Ltd.	1,774,150	32,237,215
Reliance Industries, Ltd.	266,891	3,853,004
Tata Consultancy Services, Ltd.	248,557	13,142,908
UltraTech Cement, Ltd.	147,348	9,056,581
Zee Entertainment Enterprises, Ltd.	2,029,883	17,972,099

		142,614,630

Indonesia - 1.5%
Astra International Tbk PT	7,112,000	3,655,044
Bank Central Asia Tbk PT	1,890,900	3,003,694
Bank Mandiri Persero Tbk PT	10,913,100	5,588,919
Bank Rakyat Indonesia Persero Tbk PT	5,432,700	1,257,380
Indocement Tunggal Prakarsa Tbk PT	3,895,721	4,963,281

		18,468,318

Italy - 1.4%
Prada SpA (C)	3,341,900	16,925,271

Malaysia - 0.7%
Genting Bhd.	3,597,400	8,187,787
Genting Malaysia Bhd.	476,400	622,896

		8,810,683

Mexico - 5.0%
Fomento Economico Mexicano SAB de CV	1,924,341	18,618,788
Fomento Economico Mexicano SAB de CV, ADR	90,590	8,756,429
Grupo Aeroportuario del Sureste SAB de CV, Class B	375,576	6,737,737
Grupo Financiero Inbursa SAB de CV, Class O (C)	6,381,916	10,622,849
Grupo Mexico SAB de CV, Series B	4,616,333	15,284,065

		60,019,868

Peru - 1.3%
Credicorp, Ltd.	65,280	15,176,947

Philippines - 3.6%
Ayala Corp.	229,030	4,275,268
Ayala Land, Inc.	9,695,600	7,644,141
Jollibee Foods Corp.	1,334,170	7,347,674
SM Investments Corp.	823,166	14,952,338
SM Prime Holdings, Inc.	14,569,163	9,642,486

		43,861,907

Republic of Korea - 9.2%
Amorepacific Corp.	50,718	13,070,774
Celltrion Healthcare Co., Ltd. (A) (C)	1,303	109,554
Kakao Corp.	20,388	2,118,878
LG Household & Health Care, Ltd.	18,425	23,633,959
NAVER Corp.	37,817	25,351,783
Netmarble Corp. (B) (C)	33,633	4,644,790
Samsung Biologics Co., Ltd. (A) (B)	29,489	13,473,744
Samsung Electronics Co., Ltd. (D)	11,427	28,352,184

		110,755,666

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa - 3.5%
FirstRand, Ltd.	4,250,960	$ 22,835,482
Mediclinic International PLC (C)	900,810	8,321,370
Shoprite Holdings, Ltd.	556,429	11,115,188
Steinhoff International Holdings NV (C)	3,600,349	554,566

		42,826,606

Russian Federation - 6.4%
Lukoil PJSC, ADR	91,340	6,101,512
Magnit PJSC (A) (D)	167,584	13,045,326
Novatek PJSC, GDR (E)	285,600	36,271,200
Polyus PJSC, GDR (B) (D) (F)	75,800	2,391,490
Sberbank of Russia PJSC, ADR	221,500	3,300,350
Sberbank of Russia PJSC (A) (D)	3,031,073	10,925,772
Yandex NV, Class A (A)	146,320	4,881,235

		76,916,885

Spain - 0.2%
Prosegur Cash SA (B)	723,732	2,115,028

Switzerland - 3.0%
Glencore PLC	7,445,130	35,945,718

Taiwan - 5.8%
Largan Precision Co., Ltd.	21,000	2,470,046
Taiwan Semiconductor Manufacturing Co., Ltd.	8,744,459	67,091,146

		69,561,192

Turkey - 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,191,756	7,815,754
BIM Birlesik Magazalar AS	208,369	3,536,851

		11,352,605

United States - 0.5%
Snap, Inc., Class A (A) (C)	463,337	6,639,619

Total Common Stocks (Cost $963,608,318)		1,135,702,555

	Shares	Value
PREFERRED STOCK - 1.4%
Brazil - 1.4%
Lojas Americanas SA, 0.41%	3,018,670	$ 17,190,702

Total Preferred Stock (Cost $16,852,470)		17,190,702

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (G)	53,537,459	53,537,459

Total Securities Lending Collateral (Cost $53,537,459)		53,537,459

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 0.74% (G), dated 04/30/2018, to be repurchased at $61,027,365 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $62,248,988.	$ 61,026,111	61,026,111

Total Repurchase Agreement (Cost $61,026,111)		61,026,111

Total Investments (Cost $1,095,024,358)		1,267,456,827
Net Other Assets (Liabilities) - (5.0)%		(60,093,253)

Net Assets - 100.0%		$ 1,207,363,574

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Internet Software & Services	12.2%	$154,820,242
Banks	8.3	105,143,151
Textiles, Apparel & Luxury Goods	7.0	89,043,672
Semiconductors & Semiconductor Equipment	5.3	67,091,146
Metals & Mining	5.1	64,229,910
Beverages	3.9	48,845,375
Oil, Gas & Consumable Fuels	3.7	46,225,716
Hotels, Restaurants & Leisure	3.3	41,662,202
Thrifts & Mortgage Finance	3.3	41,588,311
Food & Staples Retailing	3.2	40,710,727
Health Care Providers & Services	2.9	37,096,561
Personal Products	2.9	36,704,733
Insurance	2.5	32,181,690
Pharmaceuticals	2.5	31,653,342
Capital Markets	2.5	31,233,564
Industrial Conglomerates	2.4	30,816,464
Diversified Financial Services	2.4	30,449,512
Technology Hardware, Storage & Peripherals	2.2	28,352,184

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Internet & Direct Marketing Retail	2.0%	$25,725,288
Multiline Retail	1.4	18,080,123
Media	1.4	17,972,099
Real Estate Management & Development	1.4	17,286,627
Life Sciences Tools & Services	1.2	15,750,027
Construction Materials	1.2	15,682,260
IT Services	1.0	13,142,908
Software	0.9	11,284,409
Biotechnology	0.8	10,629,474
Diversified Consumer Services	0.8	9,690,142
Air Freight & Logistics	0.6	6,969,105
Transportation Infrastructure	0.5	6,737,737
Consumer Finance	0.4	5,598,691
Electronic Equipment, Instruments & Components	0.4	5,205,102
Internet & Catalog Retail	0.4	4,959,018
Automobiles	0.3	3,655,044
Food Products	0.3	3,397,682
Commercial Services & Supplies	0.2	2,115,028
Health Care Technology	0.1	609,425
Household Durables	0.1	554,566

Investments, at Value	91.0	1,152,893,257
Short-Term Investments	9.0	114,563,570

Total Investments	100.0%	$1,267,456,827

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$302,302,464	$831,008,601	$2,391,490	$1,135,702,555
Preferred Stock	17,190,702	—	—	17,190,702
Securities Lending Collateral	53,537,459	—	—	53,537,459
Repurchase Agreement	—	61,026,111	—	61,026,111

Total Investments	$373,030,625	$892,034,712	$2,391,490	$1,267,456,827

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $32,903,001, representing 2.7% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $51,031,521. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At April 30, 2018, the total value of securities is $54,714,772, representing 4.5% of the Fund’s net assets.
(E)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the value of the Regulation S security is $36,271,200, representing 3.0% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Security is Level 3 of the fair value hierarchy.
(G)	Rates disclosed reflect the yields at April 30, 2018.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 5.3%
Aventus Retail Property Fund, Ltd., REIT (A)	70,731	$ 114,487
Dexus, REIT	16,268	116,228
Goodman Group, REIT	31,497	215,073
GPT Group, REIT	91,525	333,498
Mirvac Group, REIT	89,978	151,737
Scentre Group, REIT	103,281	313,353

		1,244,376

Canada - 0.8%
Chartwell Retirement Residences	5,400	62,287
SmartCentres Real Estate Investment Trust	5,100	114,397

		176,684

France - 7.1%
Gecina SA, REIT	2,010	348,557
Klepierre SA, REIT (A)	8,984	368,001
Unibail-Rodamco SE, REIT	3,931	944,193

		1,660,751

Germany - 3.8%
ADO Properties SA (B)	3,648	200,706
Aroundtown SA	17,709	141,571
Vonovia SE	10,743	539,817

		882,094

Hong Kong - 8.9%
CK Asset Holdings, Ltd.	102,227	886,337
Fortune Real Estate Investment Trust	59,000	69,985
Hongkong Land Holdings, Ltd.	17,800	129,050
Link REIT	51,593	457,515
Sun Hung Kai Properties, Ltd.	34,752	561,441

		2,104,328

Japan - 15.8%
AEON REIT Investment Corp.	89	92,403
Daiwa Office Investment Corp., REIT	12	71,012
Fukuoka REIT Corp.	57	88,352
Hulic Co., Ltd.	20,400	219,513
Hulic Reit, Inc.	42	64,824
Japan Hotel REIT Investment Corp.	183	138,460
Japan Retail Fund Investment Corp., REIT	113	211,852
Kenedix Office Investment Corp., REIT	18	110,418
Kenedix Retail REIT Corp.	22	46,567
LaSalle Logiport REIT	47	48,261
Mitsubishi Estate Co., Ltd.	27,614	504,578
Mitsui Fudosan Co., Ltd.	41,665	1,067,267
Mori Hills REIT Investment Corp.	64	82,294
Nippon Building Fund, Inc., REIT	58	325,907
Nippon Prologis REIT, Inc.	93	196,003
Nomura Real Estate Holdings, Inc.	6,485	160,480
Orix JREIT, Inc.	113	172,248
Tokyo Tatemono Co., Ltd.	8,000	121,833

		3,722,272

Singapore - 3.0%
CapitaLand, Ltd.	109,418	310,265
City Developments, Ltd.	26,060	249,005
Mapletree Greater China Commercial Trust, REIT	77,100	69,192
Mapletree Industrial Trust, REIT	49,100	75,168

		703,630

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.1%
Hispania Activos Inmobiliarios SOCIMI SA, REIT	4,324	$ 91,901
Inmobiliaria Colonial Socimi SA, REIT	13,653	158,938

		250,839

Sweden - 0.6%
Castellum AB	5,112	82,897
Wihlborgs Fastigheter AB (A)	2,920	67,893

		150,790

United Kingdom - 5.7%
Derwent London PLC, REIT	4,493	197,318
Land Securities Group PLC, REIT	34,027	463,016
Segro PLC, REIT	42,765	380,447
Shaftesbury PLC, REIT	6,333	88,145
UNITE Group PLC, REIT	12,425	142,574
Workspace Group PLC, REIT	5,018	76,613

		1,348,113

United States - 47.7%
Alexandria Real Estate Equities, Inc., REIT	4,377	545,243
AvalonBay Communities, Inc., REIT	238	38,794
Boston Properties, Inc., REIT	3,412	414,251
Brandywine Realty Trust, REIT	7,638	123,048
Brixmor Property Group, Inc., REIT	13,879	206,658
Columbia Property Trust, Inc., REIT	5,297	113,144
CoreCivic, Inc., REIT	5,053	101,868
Cousins Properties, Inc., REIT	12,964	115,250
Crown Castle International Corp., REIT	1,721	173,597
CubeSmart, REIT	10,155	298,963
CyrusOne, Inc., REIT	3,983	213,449
DCT Industrial Trust, Inc., REIT	2,994	196,317
Douglas Emmett, Inc., REIT	4,487	167,231
Equinix, Inc., REIT	888	373,662
Equity Residential, REIT	8,330	514,044
Essex Property Trust, Inc., REIT	2,371	568,305
Extra Space Storage, Inc., REIT	5,447	487,997
Federal Realty Investment Trust, REIT	1,054	122,106
Gaming and Leisure Properties, Inc., REIT	8,573	293,797
GGP, Inc., REIT	6,138	122,699
Healthcare Trust of America, Inc., Class A, REIT	9,629	240,629
Hilton Worldwide Holdings, Inc.	3,086	243,300
Hyatt Hotels Corp., Class A	1,334	102,545
Invitation Homes, Inc., REIT	14,952	345,989
Iron Mountain, Inc., REIT	6,516	221,153
Kilroy Realty Corp., REIT	2,440	174,875
Macerich Co., REIT	6,504	374,761
Marriott International, Inc., Class A	1,599	218,551
MGM Growth Properties LLC, Class A, REIT	3,657	102,286
Mid-America Apartment Communities, Inc., REIT	4,216	385,595
Paramount Group, Inc., REIT	8,974	128,777
Physicians Realty Trust, REIT	7,781	116,248
Prologis, Inc., REIT	11,610	753,605
Regency Centers Corp., REIT	6,781	399,062
Retail Opportunity Investments Corp., REIT	4,989	85,811
Simon Property Group, Inc., REIT	5,362	838,295
SL Green Realty Corp., REIT	4,245	414,906
STORE Capital Corp., REIT	7,053	177,947
Sun Communities, Inc., REIT	1,121	105,206
Taubman Centers, Inc., REIT	6,078	340,246
VICI Properties, Inc., REIT	9,649	175,419

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Xenia Hotels & Resorts, Inc., REIT	4,463	$ 91,893

		11,227,522

Total Common Stocks (Cost $20,431,144)		23,471,399

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	490,486	490,486

Total Securities Lending Collateral (Cost $490,486)		490,486

Total Investments (Cost $20,921,630)		23,961,885
Net Other Assets (Liabilities) - (1.9)%		(445,552)

Net Assets - 100.0%		$ 23,516,333

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	73.5%	$17,602,063
Real Estate Management & Development	21.9	5,242,653
Hotels, Restaurants & Leisure	2.3	564,396
Health Care Providers & Services	0.3	62,287

Investments, at Value	98.0	23,471,399
Short-Term Investments	2.0	490,486

Total Investments	100.0%	$23,961,885

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,404,206	$12,067,193	$—	$23,471,399
Securities Lending Collateral	490,486	—	—	490,486

Total Investments	$11,894,692	$12,067,193	$—	$23,961,885

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $465,955. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the value of the 144A security is $200,706, representing 0.9% of the Fund’s net assets.
(C)	Rate disclosed reflects the yield at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 105.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	209	$ 42,074
Harris Corp.	325	50,836
Northrop Grumman Corp. (A)	976	314,311
United Technologies Corp.	307	36,886

		444,107

Airlines - 0.4%
Delta Air Lines, Inc.	1,069	55,823

Auto Components - 0.9%
Aptiv PLC	1,067	90,247
Delphi Technologies PLC	806	39,018

		129,265

Banks - 6.2%
Bank of America Corp. (A)	12,754	381,600
BB&T Corp.	3,070	162,096
Citigroup, Inc.	1,087	74,210
Comerica, Inc.	321	30,360
Huntington Bancshares, Inc.	3,884	57,910
Prosperity Bancshares, Inc.	803	57,631
SunTrust Banks, Inc.	1,672	111,690
SVB Financial Group (B)	158	47,338
Zions Bancorporation	300	16,425

		939,260

Beverages - 1.7%
Coca-Cola Co.	1,397	60,365
Constellation Brands, Inc., Class A	441	102,810
Molson Coors Brewing Co., Class B	675	48,087
PepsiCo, Inc.	381	38,458

		249,720

Biotechnology - 1.0%
Biogen, Inc. (B)	88	24,077
Vertex Pharmaceuticals, Inc. (B)	851	130,339

		154,416

Building Products - 0.6%
Allegion PLC	802	61,898
Lennox International, Inc.	121	23,398

		85,296

Capital Markets - 4.1%
Charles Schwab Corp.	1,970	109,689
CME Group, Inc.	470	74,110
Morgan Stanley (A)	6,679	344,770
S&P Global, Inc.	299	56,391
T. Rowe Price Group, Inc.	280	31,870

		616,830

Chemicals - 3.9%
Celanese Corp., Series A	1,640	178,219
DowDuPont, Inc.	2,570	162,527
Eastman Chemical Co.	2,066	210,897
Westlake Chemical Corp.	352	37,653

		589,296

Consumer Finance - 0.8%
Capital One Financial Corp.	1,243	112,641

Containers & Packaging - 2.1%
Avery Dennison Corp.	549	57,541
Ball Corp.	4,040	161,963

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
WestRock Co.	1,613	$ 95,425

		314,929

Diversified Financial Services - 0.4%
Voya Financial, Inc.	1,250	65,438

Electric Utilities - 5.3%
American Electric Power Co., Inc.	985	68,930
Exelon Corp.	4,105	162,886
Great Plains Energy, Inc.	1,741	56,983
NextEra Energy, Inc. (A)	1,562	256,027
PG&E Corp.	2,308	106,399
Xcel Energy, Inc.	3,116	145,954

		797,179

Electrical Equipment - 0.3%
Eaton Corp. PLC	613	45,993

Equity Real Estate Investment Trusts - 1.7%
AvalonBay Communities, Inc.	622	101,386
Brixmor Property Group, Inc.	2,659	39,593
Equity Residential	629	38,816
Vornado Realty Trust	1,048	71,295

		251,090

Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	359	70,780
Walgreens Boots Alliance, Inc.	1,428	94,891

		165,671

Food Products - 3.0%
Kellogg Co.	340	20,026
Mondelez International, Inc., Class A (A)	5,657	223,452
Post Holdings, Inc. (B)	2,274	180,942
Tyson Foods, Inc., Class A	463	32,456

		456,876

Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (B)	3,767	108,188
Medtronic PLC	1,213	97,198
Zimmer Biomet Holdings, Inc.	217	24,992

		230,378

Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	1,519	137,591
Cigna Corp.	309	53,092
UnitedHealth Group, Inc. (A)	1,737	410,627

		601,310

Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings, Inc.	588	46,358
Royal Caribbean Cruises, Ltd.	516	55,826
Yum! Brands, Inc.	1,277	111,227

		213,411

Household Durables - 1.0%
D.R. Horton, Inc.	2,155	95,122
MDC Holdings, Inc.	2,102	60,979

		156,101

Household Products - 0.4%
Energizer Holdings, Inc.	1,069	61,318

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	100	14,468

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.2%
American International Group, Inc.	799	$ 44,744
Arthur J. Gallagher & Co.	733	51,303
Everest Re Group, Ltd.	74	17,218
Hartford Financial Services Group, Inc.	2,067	111,287
Lincoln National Corp.	854	60,326
Principal Financial Group, Inc.	831	49,212

		334,090

Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc. (A) (B)	230	360,210
Booking Holdings, Inc. (B)	22	47,916

		408,126

Internet Software & Services - 5.0%
Alphabet, Inc., Class C (A) (B)	633	643,970
Facebook, Inc., Class A (B)	638	109,736

		753,706

IT Services - 4.3%
Accenture PLC, Class A	308	46,569
DXC Technology Co.	382	39,369
Fidelity National Information Services, Inc.	556	52,803
PayPal Holdings, Inc. (B)	1,436	107,140
Square, Inc., Class A (B)	814	38,535
Visa, Inc., Class A	94	11,927
WEX, Inc. (B)	942	152,529
Worldpay, Inc., Class A (B)	2,390	194,116

		642,988

Machinery - 2.4%
Cummins, Inc.	256	40,924
Deere & Co.	244	33,021
Ingersoll-Rand PLC	779	65,350
PACCAR, Inc.	1,503	95,696
Stanley Black & Decker, Inc.	919	130,121

		365,112

Media - 4.6%
Charter Communications, Inc., Class A (B)	832	225,713
Comcast Corp., Class A	2,958	92,852
DISH Network Corp., Class A (B)	1,285	43,112
Time Warner, Inc.	928	87,974
Twenty-First Century Fox, Inc., Class B	2,048	73,871
Walt Disney Co.	1,693	169,859

		693,381

Multi-Utilities - 1.6%
CMS Energy Corp.	1,179	55,637
Public Service Enterprise Group, Inc.	3,629	189,252

		244,889

Multiline Retail - 1.1%
Dollar Tree, Inc. (B)	1,732	166,082

Oil, Gas & Consumable Fuels - 8.1%
Concho Resources, Inc. (B)	610	95,898
Diamondback Energy, Inc. (A) (B)	1,940	249,193
EOG Resources, Inc. (A)	2,855	337,375
Marathon Petroleum Corp.	914	68,468
Occidental Petroleum Corp.	723	55,859
ONEOK, Inc.	1,096	66,001
Parsley Energy, Inc., Class A (B)	2,517	75,586
Pioneer Natural Resources Co. (A)	1,346	271,286

		1,219,666

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.5%
Estee Lauder Cos., Inc., Class A	555	$ 82,190

Pharmaceuticals - 1.4%
Eli Lilly & Co.	428	34,698
Merck & Co., Inc.	910	53,572
Pfizer, Inc.	3,279	120,044

		208,314

Road & Rail - 7.8%
Canadian Pacific Railway, Ltd.	382	69,692
Kansas City Southern	826	88,076
Norfolk Southern Corp. (A)	2,861	410,468
Union Pacific Corp. (A)	4,575	611,357

		1,179,593

Semiconductors & Semiconductor Equipment - 8.2%
Analog Devices, Inc.	2,621	228,944
Broadcom, Inc.	1,059	242,956
Microchip Technology, Inc.	265	22,170
Micron Technology, Inc. (B)	1,574	72,372
NVIDIA Corp.	972	218,603
ON Semiconductor Corp. (B)	897	19,806
Texas Instruments, Inc. (A)	4,205	426,513

		1,231,364

Software - 3.5%
Intuit, Inc.	620	114,570
Microsoft Corp.	2,161	202,097
Oracle Corp.	1,466	66,952
salesforce.com, Inc. (B)	773	93,525
Workday, Inc., Class A (B)	391	48,813

		525,957

Specialty Retail - 4.8%
AutoZone, Inc. (B)	274	171,119
Best Buy Co., Inc.	430	32,908
Home Depot, Inc.	1,008	186,278
Lowe’s Cos., Inc.	505	41,627
O’Reilly Automotive, Inc. (B)	785	201,015
Ross Stores, Inc.	1,199	96,939

		729,886

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	6,739	114,900

Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	457	72,969

Tobacco - 0.9%
Philip Morris International, Inc.	1,583	129,806

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. (B)	1,598	96,695

Total Common Stocks (Cost $14,044,696)		15,950,530

Total Investments (Cost $14,044,696)		15,950,530

	Shares	Value
SECURITIES SOLD SHORT - (74.1)%
COMMON STOCKS - (74.1)%
Aerospace & Defense - (0.5)%
Boeing Co.	(94)	$ (31,355)
Lockheed Martin Corp.	(129)	(41,388)

		(72,743)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)

COMMON STOCKS (continued)
Air Freight & Logistics - (1.3)%
CH Robinson Worldwide, Inc.	(453)	$ (41,690)
United Parcel Service, Inc., Class B	(1,323)	(150,160)

		(191,850)

Auto Components - (0.2)%
Autoliv, Inc.	(281)	(37,668)

Automobiles - (1.3)%
General Motors Co.	(3,308)	(121,536)
Harley-Davidson, Inc.	(555)	(22,827)
Tesla, Inc.	(154)	(45,261)

		(189,624)

Banks - (3.3)%
BancorpSouth Bank	(763)	(25,217)
Bank of Hawaii Corp.	(509)	(42,863)
Commerce Bancshares, Inc.	(758)	(48,158)
Cullen / Frost Bankers, Inc.	(778)	(89,042)
East West Bancorp, Inc.	(567)	(37,774)
First Hawaiian, Inc.	(1,743)	(48,020)
People’s United Financial, Inc.	(2,828)	(51,724)
PNC Financial Services Group, Inc.	(361)	(52,565)
Umpqua Holdings Corp.	(2,699)	(63,588)
US Bancorp	(655)	(33,045)

		(491,996)

Beverages - (0.4)%
Brown-Forman Corp., Class B	(1,093)	(61,252)

Biotechnology - (0.5)%
Amgen, Inc.	(302)	(52,693)
Celgene Corp.	(180)	(15,678)

		(68,371)

Building Products - (0.6)%
Johnson Controls International PLC	(2,642)	(89,485)

Capital Markets - (1.7)%
FactSet Research Systems, Inc.	(274)	(51,816)
Goldman Sachs Group, Inc.	(115)	(27,408)
Invesco, Ltd.	(1,705)	(49,394)
Nasdaq, Inc.	(517)	(45,661)
Northern Trust Corp.	(258)	(27,542)
Waddell & Reed Financial, Inc., Class A	(2,939)	(59,485)

		(261,306)

Chemicals - (2.6)%
Albemarle Corp.	(1,457)	(141,271)
Ecolab, Inc.	(267)	(38,654)
LyondellBasell Industries NV, Class A	(958)	(101,289)
PPG Industries, Inc.	(855)	(90,527)
Praxair, Inc.	(149)	(22,725)

		(394,466)

Commercial Services & Supplies - (0.3)%
Republic Services, Inc.	(710)	(45,923)

Communications Equipment - (0.6)%
Cisco Systems, Inc.	(1,230)	(54,477)
Juniper Networks, Inc.	(1,265)	(31,106)

		(85,583)

Containers & Packaging - (1.0)%
AptarGroup, Inc.	(817)	(76,389)

	Shares	Value
SECURITIES SOLD SHORT (continued)

COMMON STOCKS (continued)
Containers & Packaging (continued)
Sealed Air Corp.	(355)	$ (15,567)
Sonoco Products Co.	(1,082)	(55,572)

		(147,528)

Diversified Telecommunication Services - (2.6)%
AT&T, Inc.	(6,102)	(199,536)
Verizon Communications, Inc.	(3,995)	(197,153)

		(396,689)

Electric Utilities - (3.8)%
Duke Energy Corp.	(548)	(43,928)
Pinnacle West Capital Corp.	(581)	(46,770)
Southern Co.	(10,368)	(478,172)

		(568,870)

Electrical Equipment - (1.1)%
Emerson Electric Co.	(1,641)	(108,979)
Hubbell, Inc.	(187)	(19,422)
Rockwell Automation, Inc., Class B	(269)	(44,258)

		(172,659)

Electronic Equipment, Instruments & Components - (0.3)%
Amphenol Corp., Class A	(551)	(46,124)

Energy Equipment & Services - (2.6)%
Halliburton Co.	(799)	(42,339)
Helmerich & Payne, Inc.	(1,478)	(102,795)
Schlumberger, Ltd.	(3,702)	(253,809)

		(398,943)

Equity Real Estate Investment Trusts - (2.5)%
Apple Hospitality REIT, Inc.	(2,346)	(42,205)
Boston Properties, Inc.	(291)	(35,330)
CBL & Associates Properties, Inc.	(2,647)	(11,065)
Extra Space Storage, Inc.	(199)	(17,828)
GGP, Inc.	(793)	(15,852)
HCP, Inc.	(2,018)	(47,141)
Host Hotels & Resorts, Inc.	(1,924)	(37,633)
Pennsylvania Real Estate Investment Trust	(1,196)	(11,577)
Regency Centers Corp.	(475)	(27,954)
Simon Property Group, Inc.	(383)	(59,878)
SL Green Realty Corp.	(435)	(42,517)
Taubman Centers, Inc.	(300)	(16,794)
Washington Prime Group, Inc.	(2,557)	(16,544)

		(382,318)

Food & Staples Retailing - (0.8)%
Kroger Co.	(1,266)	(31,891)
Walmart, Inc.	(994)	(87,929)

		(119,820)

Food Products - (2.5)%
General Mills, Inc.	(5,512)	(241,095)
Hershey Co.	(1,544)	(141,955)

		(383,050)

Gas Utilities - (0.4)%
National Fuel Gas Co.	(529)	(27,164)
UGI Corp.	(810)	(39,196)

		(66,360)

Health Care Equipment & Supplies - (1.5)%
Abbott Laboratories	(787)	(45,748)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	(971)	$ (67,485)
Stryker Corp.	(396)	(67,090)
Varian Medical Systems, Inc.	(377)	(43,578)

		(223,901)

Health Care Providers & Services - (1.9)%
Cardinal Health, Inc.	(1,500)	(96,255)
Henry Schein, Inc.	(1,485)	(112,860)
Humana, Inc.	(104)	(30,595)
Patterson Cos., Inc.	(2,015)	(46,909)

		(286,619)

Health Care Technology - (0.4)%
Cerner Corp.	(1,098)	(63,958)

Hotels, Restaurants & Leisure - (2.8)%
Aramark	(446)	(16,676)
Bloomin’ Brands, Inc.	(379)	(8,967)
Brinker International, Inc.	(598)	(26,067)
Chipotle Mexican Grill, Inc.	(518)	(219,285)
McDonald’s Corp.	(517)	(86,566)
Starbucks Corp.	(1,033)	(59,470)

		(417,031)

Household Durables - (0.2)%
Whirlpool Corp.	(193)	(29,905)

Household Products - (3.3)%
Church & Dwight Co., Inc.	(793)	(36,637)
Clorox Co.	(1,153)	(135,132)
Kimberly-Clark Corp.	(886)	(91,736)
Procter & Gamble Co.	(3,204)	(231,777)

		(495,282)

Industrial Conglomerates - (2.0)%
3M Co.	(867)	(168,536)
General Electric Co.	(9,153)	(128,783)

		(297,319)

Insurance - (1.6)%
Aflac, Inc.	(603)	(27,479)
Allstate Corp.	(150)	(14,673)
Arch Capital Group, Ltd.	(379)	(30,369)
Torchmark Corp.	(758)	(65,749)
Travelers Cos., Inc.	(227)	(29,873)
Unum Group	(328)	(15,868)
WR Berkley Corp.	(819)	(61,065)

		(245,076)

Internet & Direct Marketing Retail - (0.5)%
Netflix, Inc.	(262)	(81,864)

Internet Software & Services - (1.1)%
eBay, Inc.	(4,353)	(164,892)

IT Services - (1.1)%
Automatic Data Processing, Inc.	(283)	(33,417)
International Business Machines Corp.	(295)	(42,763)
Jack Henry & Associates, Inc.	(248)	(29,631)
Paychex, Inc.	(982)	(59,480)

		(165,291)

Leisure Products - (0.9)%
Hasbro, Inc.	(559)	(49,242)

	Shares	Value
SECURITIES SOLD SHORT (continued)

COMMON STOCKS (continued)
Leisure Products (continued)
Mattel, Inc.	(5,572)	$ (82,466)

		(131,708)

Machinery - (0.2)%
Donaldson Co., Inc.	(539)	(23,856)

Media - (3.2)%
AMC Networks, Inc., Class A	(1,932)	(100,464)
Discovery, Inc., Series A	(1,230)	(29,090)
Entercom Communications Corp., Class A	(2,495)	(25,324)
Interpublic Group of Cos., Inc.	(2,462)	(58,079)
News Corp., Class A	(8,329)	(133,097)
Omnicom Group, Inc.	(1,878)	(138,333)

		(484,387)

Metals & Mining - (0.8)%
Compass Minerals International, Inc.	(1,738)	(116,967)

Multi-Utilities - (3.0)%
CenterPoint Energy, Inc.	(881)	(22,316)
Consolidated Edison, Inc.	(1,179)	(94,473)
Dominion Energy, Inc.	(2,883)	(191,893)
DTE Energy Co.	(1,192)	(125,637)
NiSource, Inc.	(942)	(22,975)

		(457,294)

Multiline Retail - (0.9)%
Nordstrom, Inc.	(895)	(45,251)
Target Corp.	(1,339)	(97,212)

		(142,463)

Oil, Gas & Consumable Fuels - (2.9)%
Apache Corp.	(1,005)	(41,155)
ConocoPhillips	(433)	(28,361)
Enbridge, Inc.	(1,711)	(51,792)
Exxon Mobil Corp.	(2,817)	(219,022)
Hess Corp.	(383)	(21,827)
Murphy Oil Corp.	(738)	(22,221)
Range Resources Corp.	(4,342)	(60,137)

		(444,515)

Paper & Forest Products - (0.5)%
Domtar Corp.	(1,648)	(72,347)

Pharmaceuticals - (0.5)%
Johnson & Johnson	(595)	(75,262)

Professional Services - (0.3)%
Nielsen Holdings PLC	(1,345)	(42,300)

Road & Rail - (3.5)%
Canadian National Railway Co.	(2,251)	(173,957)
Heartland Express, Inc.	(7,178)	(127,984)
Ryder System, Inc.	(497)	(33,513)
Schneider National, Inc., Class B	(2,396)	(63,925)
Werner Enterprises, Inc.	(3,785)	(129,825)

		(529,204)

Semiconductors & Semiconductor Equipment - (3.7)%
Applied Materials, Inc.	(284)	(14,106)
Intel Corp.	(1,171)	(60,447)
Lam Research Corp.	(293)	(54,223)
Qorvo, Inc.	(1,932)	(130,217)
QUALCOMM, Inc.	(1,000)	(51,010)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	(390)	$ (33,836)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(3,623)	(139,304)
Xilinx, Inc.	(1,081)	(69,444)

		(552,587)

Software - (0.5)%
Citrix Systems, Inc.	(224)	(23,052)
Snap, Inc., Class A	(3,410)	(48,865)

		(71,917)

Specialty Retail - (2.2)%
Abercrombie & Fitch Co., Class A	(1,957)	(50,138)
Advance Auto Parts, Inc.	(137)	(15,680)
American Eagle Outfitters, Inc.	(1,341)	(27,732)
Ascena Retail Group, Inc.	(8,512)	(18,897)
Bed Bath & Beyond, Inc.	(4,921)	(85,921)
Buckle, Inc.	(470)	(10,833)
DSW, Inc., Class A	(2,482)	(55,349)
Express, Inc.	(3,563)	(27,934)
L Brands, Inc.	(432)	(15,081)
Williams-Sonoma, Inc.	(348)	(16,634)

		(324,199)

Technology Hardware, Storage & Peripherals - (1.1)%
Apple, Inc.	(495)	(81,804)

	Shares	Value
SECURITIES SOLD SHORT (continued)

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology PLC	(1,237)	$ (71,610)
Western Digital Corp.	(66)	(5,200)

		(158,614)

Textiles, Apparel & Luxury Goods - (1.1)%
Hanesbrands, Inc.	(4,452)	(82,228)
Under Armour, Inc., Class A	(3,743)	(66,476)
Under Armour, Inc., Class C	(1,406)	(21,582)

		(170,286)

Trading Companies & Distributors - (1.0)%
Air Lease Corp.	(867)	(36,145)
GATX Corp.	(329)	(21,464)
WW Grainger, Inc.	(354)	(99,598)

		(157,207)

Wireless Telecommunication Services - (0.5)%
Sprint Corp.	(13,305)	(74,641)

Total Common Stocks (Proceeds $11,293,291)		(11,173,520)

Total Securities Sold Short (Proceeds $11,293,291)		(11,173,520)

Net Other Assets (Liabilities) - 68.3%		10,299,245

Net Assets - 100.0%		$ 15,076,255

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$15,950,530	$—	$—	$15,950,530

Total Investments	$15,950,530	$—	$—	$15,950,530

LIABILITIES
Securities Sold Short
Common Stocks	$(11,173,520)	$—	$—	$(11,173,520)

Total Securities Sold Short	$(11,173,520)	$—	$—	$(11,173,520)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of these securities have been segregated by the custodian as collateral for open securities sold short transactions. The total value of such securities is $3,696,603.
(B)	Non-income producing securities.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Auto Components - 0.9%
BorgWarner, Inc.	31,566	$ 1,544,840

Banks - 8.1%
Citizens Financial Group, Inc.	40,000	1,659,600
Fifth Third Bancorp	86,951	2,884,165
First Republic Bank	19,280	1,790,533
Huntington Bancshares, Inc.	92,533	1,379,667
M&T Bank Corp.	18,730	3,413,917
SunTrust Banks, Inc.	40,740	2,721,432
Zions Bancorporation	13,900	761,025

		14,610,339

Beverages - 3.2%
Constellation Brands, Inc., Class A	7,905	1,842,893
Dr Pepper Snapple Group, Inc.	24,009	2,880,120
Molson Coors Brewing Co., Class B	13,910	990,948

		5,713,961

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	27,557	1,507,092

Capital Markets - 5.5%
Ameriprise Financial, Inc.	11,736	1,645,505
Invesco, Ltd.	46,433	1,345,164
Northern Trust Corp.	20,462	2,184,318
Raymond James Financial, Inc.	20,474	1,837,542
T. Rowe Price Group, Inc.	25,748	2,930,637

		9,943,166

Chemicals - 0.8%
Sherwin-Williams Co.	3,780	1,389,755

Communications Equipment - 1.1%
CommScope Holding Co., Inc. (A)	50,604	1,934,085

Consumer Finance - 0.9%
Ally Financial, Inc.	65,541	1,710,620

Containers & Packaging - 3.4%
Ball Corp.	67,633	2,711,407
Silgan Holdings, Inc.	57,387	1,610,853
WestRock Co.	32,049	1,896,019

		6,218,279

Distributors - 0.8%
Genuine Parts Co.	15,984	1,411,707

Electric Utilities - 2.7%
Edison International	20,677	1,354,757
Westar Energy, Inc.	10,864	588,611
Xcel Energy, Inc.	61,177	2,865,531

		4,808,899

Electrical Equipment - 2.2%
Acuity Brands, Inc.	11,480	1,374,959
AMETEK, Inc.	23,300	1,626,340
Hubbell, Inc.	8,974	932,040

		3,933,339

Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	22,798	1,908,421
Arrow Electronics, Inc. (A)	27,394	2,047,427
CDW Corp.	28,909	2,060,923
Keysight Technologies, Inc. (A)	30,916	1,597,739

		7,614,510

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 10.2%
American Campus Communities, Inc.	20,587	$ 805,158
American Homes 4 Rent Trust, Class A	40,892	826,018
AvalonBay Communities, Inc.	10,496	1,710,848
Boston Properties, Inc.	14,196	1,723,536
Brixmor Property Group, Inc.	72,883	1,085,228
Essex Property Trust, Inc.	4,715	1,130,138
Federal Realty Investment Trust	11,750	1,361,238
HCP, Inc.	14,300	334,048
JBG SMITH Properties	19,085	703,664
Kimco Realty Corp.	61,023	885,444
Outfront Media, Inc.	58,179	1,090,856
Park Hotels & Resorts, Inc.	17,367	499,822
Rayonier, Inc.	39,725	1,477,373
Regency Centers Corp.	15,713	924,710
Vornado Realty Trust	23,855	1,622,856
Weyerhaeuser Co.	37,397	1,375,462
WP Carey, Inc.	12,852	820,600

		18,376,999

Food & Staples Retailing - 1.0%
Kroger Co.	72,888	1,836,049

Food Products - 1.2%
Pinnacle Foods, Inc.	22,167	1,338,887
Post Holdings, Inc. (A)	11,380	905,506

		2,244,393

Gas Utilities - 0.9%
National Fuel Gas Co.	31,256	1,604,996

Health Care Equipment & Supplies - 1.1%
Zimmer Biomet Holdings, Inc.	16,902	1,946,603

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	21,730	1,968,304
Cigna Corp.	11,822	2,031,256
Henry Schein, Inc. (A)	17,619	1,339,044
Humana, Inc.	5,201	1,530,030
Laboratory Corp. of America Holdings (A)	9,735	1,662,251
Universal Health Services, Inc., Class B	13,217	1,509,381

		10,040,266

Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	34,003	2,680,796
Marriott International, Inc., Class A	4,494	614,240

		3,295,036

Household Durables - 2.5%
Mohawk Industries, Inc. (A)	14,533	3,050,186
Newell Brands, Inc.	49,819	1,376,499

		4,426,685

Household Products - 0.4%
Energizer Holdings, Inc.	12,298	705,413

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	15,757	1,697,502

Insurance - 7.8%
Alleghany Corp.	1,659	953,378
Chubb, Ltd.	3,301	447,847
Hartford Financial Services Group, Inc.	46,523	2,504,798
Loews Corp.	63,683	3,340,810
Marsh & McLennan Cos., Inc.	18,165	1,480,447
Principal Financial Group, Inc.	8,890	526,466

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	26,354	$ 1,588,883
Unum Group	26,082	1,261,847
WR Berkley Corp.	13,036	971,964
XL Group, Ltd.	16,242	902,893

		13,979,333

Internet & Direct Marketing Retail - 1.2%
Expedia Group, Inc.	18,639	2,146,094

Internet Software & Services - 0.7%
Match Group, Inc. (A) (B)	25,565	1,204,623

IT Services - 1.0%
Jack Henry & Associates, Inc.	14,479	1,729,951

Machinery - 2.6%
IDEX Corp.	14,211	1,899,442
Middleby Corp. (A)	5,119	644,175
Snap-on, Inc.	14,601	2,120,795

		4,664,412

Media - 1.2%
CBS Corp., Class B	21,574	1,061,441
DISH Network Corp., Class A (A)	30,849	1,034,984

		2,096,425

Multi-Utilities - 4.5%
CMS Energy Corp.	64,404	3,039,224
Sempra Energy	20,291	2,268,534
WEC Energy Group, Inc.	42,742	2,747,456

		8,055,214

Multiline Retail - 1.8%
Kohl’s Corp.	34,867	2,165,938
Nordstrom, Inc.	21,162	1,069,951

		3,235,889

Oil, Gas & Consumable Fuels - 6.0%
Energen Corp. (A)	53,966	3,531,535
EQT Corp.	65,514	3,288,148
PBF Energy, Inc., Class A	28,249	1,082,784
Williams Cos., Inc.	110,407	2,840,772

		10,743,239

Personal Products - 1.4%
Coty, Inc., Class A	77,181	1,339,090
Edgewell Personal Care Co. (A)	25,732	1,133,495

		2,472,585

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	31,938	1,447,111

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	15,700	1,371,395

Software - 0.9%
Synopsys, Inc. (A)	18,487	1,580,823

Specialty Retail - 4.0%
AutoZone, Inc. (A)	3,013	1,881,679
Best Buy Co., Inc.	25,548	1,955,188
Gap, Inc.	57,173	1,671,739
Tiffany & Co.	16,072	1,652,684

		7,161,290

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	14,674	$ 2,342,998
Ralph Lauren Corp.	11,699	1,285,135

		3,628,133

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	19,846	1,715,488

Total Common Stocks (Cost $105,627,391)		175,746,539

SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	1,221,159	1,221,159

Total Securities Lending Collateral (Cost $1,221,159)		1,221,159

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $4,199,847 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $4,284,263.	$ 4,199,761	4,199,761

Total Repurchase Agreement (Cost $4,199,761)		4,199,761

Total Investments (Cost $111,048,311)		181,167,459
Net Other Assets (Liabilities) - (0.8)%		(1,368,005)

Net Assets - 100.0%		$ 179,799,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$175,746,539	$—	$—	$175,746,539
Securities Lending Collateral	1,221,159	—	—	1,221,159
Repurchase Agreement	—	4,199,761	—	4,199,761

Total Investments	$176,967,698	$4,199,761	$—	$181,167,459

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,192,560. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.7%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 2.52% (A), 04/25/2034	$ 327,190	$ 327,762
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 2.60% (A), 06/25/2034	194,230	189,452
Amortizing Residential Collateral Trust Series 2002-BC4, Class A, 1-Month LIBOR + 0.58%, 2.48% (A), 07/25/2032	3,398	3,358
B&M CLO, Ltd. Series 2014-1A, Class A1R, 3-Month LIBOR + 0.73%, 3.08% (A), 04/16/2026 (B)	900,000	899,542
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.55% (A), 03/25/2035	1,382,616	1,393,844
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 2.33% (A), 12/25/2035	4,500,000	4,504,833
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 2.52% (A), 02/25/2036	1,300,000	1,292,930
Series 2006-HE10, Class 1M1,
1-Month LIBOR + 0.34%, 2.24% (A), 12/25/2036	1,800,000	1,627,637
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.14% (A), 12/25/2036	2,905,605	2,139,515
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 2.01% (A), 04/25/2031	209,712	265,003
Bear Stearns Asset-Backed Securities Trust Series 2002-2, Class A1, 1-Month LIBOR + 0.66%, 2.56% (A), 10/25/2032	4,320	4,334
BlueMountain CLO, Ltd. Series 2013-3A, Class AR, 3-Month LIBOR + 0.89%, 3.25% (A), 10/29/2025 (B)	1,044,595	1,045,172
C-BASS Trust Series 2007-CB1, Class AF1A, 1-Month LIBOR + 0.07%, 1.97% (A), 01/25/2037	347,961	152,544
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
1-Month LIBOR + 0.38%, 2.28% (A), 01/18/2022	1,900,000	1,904,128
Series 2014-A4, Class A4,
1-Month LIBOR + 0.36%, 2.26% (A), 06/15/2022	1,600,000	1,604,572
Series 2016-A1, Class A1,
1-Month LIBOR + 0.45%, 2.35% (A), 02/15/2022	1,900,000	1,906,182
Carlyle Global Market Strategies CLO, Ltd. Series 2014-3A, Class A1AR, 3-Month LIBOR + 1.15%, 3.52% (A), 07/27/2026 (B)	1,400,000	1,401,015

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust Series 2017-A1, Class A, 1-Month LIBOR + 0.30%, 2.20% (A), 01/18/2022	$ 1,300,000	$ 1,302,688
CIFC Funding, Ltd. Series 2015-5A, Class A1R, 3-Month LIBOR + 0.86%, 3.22% (A), 10/25/2027 (B)	1,900,000	1,900,000
Citigroup Mortgage Loan Trust Series 2007-FS1, Class 1A1, 4.57% (A), 10/25/2037 (B)	971,412	1,006,879
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate Series 2004-OPT1, Class M3, 1-Month LIBOR + 0.95%, 2.84% (A), 10/25/2034	1,600,000	1,603,199
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.76% (A), 10/25/2046	1,029,720	988,572
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 2.30% (A), 06/25/2036	400,000	391,898
Series 2006-26, Class 1A,
1-Month LIBOR + 0.14%, 2.04% (A), 06/25/2037	1,415,758	1,307,390
Series 2006-26, Class 2A3,
1-Month LIBOR + 0.17%, 2.07% (A), 06/25/2037	1,515,076	1,508,083
CVP Cascade CLO-1, Ltd. Series 2013-CLO1, Class A1R, 3-Month LIBOR + 1.15%, 3.50% (A), 01/16/2026 (B)	1,230,253	1,230,947
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 2.36% (A), 05/25/2036	1,500,000	1,481,533
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 2.04% (A), 02/25/2037	953,732	909,394
Denali Capital CLO X LLC Series 2013-1, Class A1LR, 3-Month LIBOR + 1.05%, 3.41% (A), 10/26/2027 (B)	1,200,000	1,201,410
Dryden 34 Senior Loan Fund Series 2014-34A, Class A1R, 3-Month LIBOR + 1.16%, 3.51% (A), 10/15/2026 (B)	1,226,082	1,226,852
Dryden XXV Senior Loan Fund Series 2012-25A, Class ARR, 3-Month LIBOR + 0.90%, 3.25% (A), 10/15/2027 (B)	1,600,000	1,600,922
Ford Credit Auto Owner Trust Series 2014-2, Class A, 2.31%, 04/15/2026 (B)	1,100,000	1,091,884
GM Financial Automobile Leasing Trust Series 2017-1, Class A2A, 1.67%, 09/20/2019	893,850	891,238

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Asset Trust Series 2002-1, Class A4, 1-Month LIBOR + 0.60%, 2.50% (A), 11/25/2032	$ 1,026	$ 989
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A, Class 1A, 1-Month LIBOR + 0.22%, 2.12% (A), 04/25/2037 (C)	498,804	408,689
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	1,303,288	1,297,280
Series 2017-B, Class A2B,
1-Month LIBOR + 0.28%, 2.18% (A), 12/16/2019 (B)	1,547,654	1,548,954
ICG US CLO, Ltd. Series 2015-2A, Class AR, 3-Month LIBOR + 0.85%, 3.20% (A), 01/16/2028 (B)	1,900,000	1,899,031
JMP Credit Advisors CLO IIIR, Ltd. Series 2014-1RA, Class A, 3-Month LIBOR + 0.85%, 2.57% (A), 01/17/2028 (B)	2,000,000	1,986,256
JPMorgan Mortgage Acquisition Trust Series 2007-CH3, Class A5, 1-Month LIBOR + 0.26%, 2.16% (A), 03/25/2037	3,500,000	3,403,261
KVK CLO, Ltd. Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 2.62% (A), 01/15/2028 (B)	1,500,000	1,499,700
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 3.50% (A), 01/15/2026 (B)	1,402,103	1,402,952
Malin CLO BV Series 2007-1A, Class VFNE, 3-Month EURIBOR + 0.27%, 0.00% (A), 05/07/2023 (B)	EUR 186,428	224,990
Merrill Lynch Mortgage Investors Trust Series 2006-FM1, Class A2C, 1-Month LIBOR + 0.16%, 2.06% (A), 04/25/2037	$ 1,912,497	1,198,899
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 07/25/2047	153,543	122,670
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	208,986	146,967
Mountain Hawk III CLO, Ltd. Series 2014-3A, Class AR, 3-Month LIBOR + 1.20%, 3.56% (A), 04/18/2025 (B)	1,100,000	1,100,781
Mountain View CLO, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.24%, 3.59% (A), 10/15/2026 (B)	1,400,000	1,400,997
Navient Private Education Loan Trust Series 2015-CA, Class A, 1-Month LIBOR + 1.50%, 3.40% (A), 01/16/2035 (B)	665,556	668,432

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2010-1A, Class A,
3-Month LIBOR + 0.80%, 2.74% (A), 11/25/2048 (B)	$ 610,831	$ 617,622
Series 2010-3A, Class A,
3-Month LIBOR + 0.78%, 2.53% (A), 07/27/2048 (B)	890,997	899,953
New Century Home Equity Loan Trust Series 2006-1, Class A2B, 1-Month LIBOR + 0.18%, 2.08% (A), 05/25/2036	78,158	72,790
Oak Hill Credit Partners X, Ltd. Series 2014-10A, Class AR, 3-Month LIBOR + 1.13%, 3.49% (A), 07/20/2026 (B)	1,400,000	1,400,865
Oaktree CLO, Ltd. Series 2014-2A, Class A1AR, 3-Month LIBOR + 1.22%, 3.58% (A), 10/20/2026 (B)	1,200,000	1,200,983
Octagon Investment Partners XIX, Ltd. Series 2014-1A, Class AR, 3-Month LIBOR + 1.10%, 3.45% (A), 04/15/2026 (B)	1,400,000	1,400,700
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R, 3-Month LIBOR + 0.85%, 3.11% (A), 07/15/2027 (B)	1,000,000	1,000,000
Option One Mortgage Loan Trust Series 2007-4, Class 2A4, 1-Month LIBOR + 0.31%, 2.21% (A), 04/25/2037	4,615,753	2,922,996
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M2, 1-Month LIBOR + 0.80%, 2.69% (A), 07/25/2035	500,000	501,654
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class M1, 1-Month LIBOR + 0.39%, 2.29% (A), 02/25/2036	500,000	492,386
Regatta V Funding, Ltd. Series 2014-1A, Class A1BR, 3-Month LIBOR + 1.16%, 3.52% (A), 10/25/2026 (B)	1,400,000	1,400,690
Santander Drive Auto Receivables Trust Series 2017-1, Class A2, 1.49%, 02/18/2020	264,768	264,507
Securitized Asset-Backed Receivables LLC Trust Series 2007-HE1, Class A2A, 1-Month LIBOR + 0.06%, 1.96% (A), 12/25/2036	64,900	23,609
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 2.48% (A), 01/25/2027	1,292,906	1,286,383
Series 2007-2, Class A3,
3-Month LIBOR + 0.04%, 2.40% (A), 01/25/2019	171,434	170,818

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 2.40% (A), 04/25/2019	$ 571,307	$ 566,234
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.05%, 12/26/2025 (B)	801,100	798,876
SoFi Professional Loan Program LLC Series 2017-B, Class A1FX, 1.83%, 05/25/2040 (B)	840,505	834,773
Sofi Professional Loan Program Trust Series 2018-B, Class A1FX, 2.64%, 08/25/2047 (B)	1,287,579	1,281,263
Specialty Underwriting & Residential Finance Trust Series 2004-BC2, Class M1, 1-Month LIBOR + 0.83%, 2.72% (A), 05/25/2035	2,639,764	2,632,475
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 04/25/2029 (B) (C)	838,537	836,178
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC1, Class A6, 1-Month LIBOR + 0.27%, 2.17% (A), 03/25/2036	1,000,000	830,362
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 3.50% (A), 01/17/2026 (B)	1,032,804	1,033,440
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 3.52% (A), 01/17/2026 (B)	1,032,804	1,033,484
Telos CLO, Ltd. Series 2014-5A, Class A1R, 3-Month LIBOR + 0.95%, 3.30% (A), 04/17/2028 (B)	1,900,000	1,899,983
Trillium Credit Card Trust II Series 2018-1A, Class A, 1-Month LIBOR + 0.25%, 2.15% (A), 02/27/2023 (B)	2,600,000	2,600,000
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	5,698	5,937
Series 2004-20C, Class 1,
4.34%, 03/01/2024	48,687	49,699
Venture XII CLO, Ltd. Series 2012-12A, Class ARR, 3-Month LIBOR + 0.80%, 2.78% (A), 02/28/2026 (B)	1,900,000	1,899,099
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13% (A), 09/25/2047 (B)	1,273,254	1,261,274
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M2, 1-Month LIBOR + 0.48%, 2.38% (A), 12/25/2035	6,500,000	6,498,090

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust Series 2017-1A, Class A2, 1.78%, 04/15/2020 (B)	$ 553,873	$ 552,861
World Omni Automobile Lease Securitization Trust Series 2017-A, Class A2, 1.68%, 12/16/2019	1,077,472	1,073,136

Total Asset-Backed Securities (Cost $91,442,955)		97,958,680

CERTIFICATES OF DEPOSIT - 0.9%
Banks - 0.6%
Barclays Bank PLC 1.94% (D), 09/04/2018	3,900,000	3,900,000

Capital Markets - 0.3%
Credit Suisse AG 1-Month LIBOR + 0.62%, 2.51% (A), 09/28/2018	1,900,000	1,900,000

Total Certificates of Deposit (Cost $5,800,000)		5,800,000

CORPORATE DEBT SECURITIES - 35.4%
Aerospace & Defense - 0.2%
Textron, Inc. 3-Month LIBOR + 0.55%, 2.36% (A), 11/10/2020	1,500,000	1,500,567

Airlines - 0.2%
Latam Airlines Pass-Through Trust 4.20%, 08/15/2029	1,325,963	1,266,295

Banks - 10.8%
Banco Bilbao Vizcaya Argentaria SA Fixed until 02/19/2019, 7.00% (A), 02/19/2019 (E) (F)	EUR 1,400,000	1,757,927
Banco Santander SA Fixed until 09/11/2021, 6.25% (A), 09/11/2021 (E) (F)	900,000	1,202,316
Bank of America Corp.
3-Month LIBOR + 0.79%, 2.81% (A), 03/05/2024, MTN	$ 1,000,000	998,935
Fixed until 12/20/2022, 3.00% (A), 12/20/2023 (B)	4,319,000	4,191,285
5.65%, 05/01/2018, MTN	1,900,000	1,900,000
Fixed until 03/15/2028, 5.88% (A), 03/15/2028 (E)	1,600,000	1,596,800
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,265,625
10.18%, 06/12/2021 (B)	1,840,000	2,152,572
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (F)	GBP 600,000	821,022
3.68%, 01/10/2023	$ 1,100,000	1,085,170
Fixed until 09/15/2019, 6.50% (A), 09/15/2019 (E)	EUR 800,000	1,026,620
Fixed until 12/15/2018, 8.25% (A), 12/15/2018 (E)	$ 1,500,000	1,542,183
CIT Group, Inc. 3.88%, 02/19/2019	1,050,000	1,054,872
Citigroup, Inc.
2.05%, 06/07/2019	300,000	297,690
2.75%, 04/25/2022	1,700,000	1,652,610

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
3-Month LIBOR + 0.93%, 2.96% (A), 06/07/2019	$ 900,000	$ 906,311
3-Month LIBOR + 1.43%, 3.44% (A), 09/01/2023	500,000	513,108
3-Month LIBOR + 1.38%, 3.68% (A), 03/30/2021	300,000	308,082
Cooperatieve Rabobank UA 6.88%, 03/19/2020 (F)	EUR 3,300,000	4,471,243
Dexia Credit Local SA 2.38%, 09/20/2022 (B)	$ 1,500,000	1,450,520
Discover Bank 2.60%, 11/13/2018	1,400,000	1,399,549
ING Bank NV 2.63%, 12/05/2022 (B)	800,000	777,978
JPMorgan Chase & Co.
2.40%, 06/07/2021	1,500,000	1,461,132
3-Month LIBOR + 0.90%, 3.26% (A), 04/25/2023	1,700,000	1,720,740
JPMorgan Chase Bank NA 3-Month LIBOR + 0.25%, 2.07% (A), 02/13/2020	1,900,000	1,901,476
Lloyds Bank PLC Fixed until 12/16/2024, 12.00% (A), 12/16/2024 (B) (E)	2,900,000	3,678,438
Lloyds Banking Group PLC
2.25%, 10/16/2024, MTN (F)	GBP 400,000	540,676
4.00%, 03/07/2025, MTN	AUD 2,500,000	1,875,088
Fixed until 06/27/2019, 7.00% (A), 06/27/2019 (E) (F)	GBP 1,200,000	1,726,447
Fixed until 06/27/2023, 7.63% (A), 06/27/2023 (E) (F)	700,000	1,090,415
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 1,600,000	1,588,127
3-Month LIBOR + 1.88%, 3.89% (A), 03/01/2021	658,000	685,949
National Australia Bank, Ltd. 2.25%, 03/16/2021 (B) (G)	1,400,000	1,365,266
Nykredit Realkredit A/S
1.00%, 07/01/2018	DKK 10,000,000	1,622,964
1.00%, 07/01/2018, MTN (F)	21,600,000	3,506,512
Royal Bank of Canada 2.30%, 03/22/2021	$ 1,400,000	1,367,722
Societe Generale SA Fixed until 11/29/2018, 8.25% (A), 11/29/2018, MTN (E) (F)	1,300,000	1,334,125
Sumitomo Mitsui Trust Bank, Ltd. 3-Month LIBOR + 0.51%, 2.54% (A), 03/06/2019 (B)	1,400,000	1,403,127
Toronto-Dominion Bank 2.25%, 03/15/2021 (B)	2,000,000	1,952,354
Wells Fargo & Co. 3-Month LIBOR + 3.77%, 5.89% (A), 06/15/2018 (E)	3,400,000	3,438,250

		67,631,226

Beverages - 0.2%
Bacardi, Ltd. 4.45%, 05/15/2025 (B) (C)	1,200,000	1,195,749

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.6%
AbbVie, Inc.
1.80%, 05/14/2018	$ 1,100,000	$ 1,099,824
2.50%, 05/14/2020	1,500,000	1,482,190
Amgen, Inc. 4.10%, 06/15/2021	1,100,000	1,125,574

		3,707,588

Capital Markets - 5.6%
Blackstone CQP Holdco, LP 6.00%, 08/18/2021 (B) (C)	1,600,000	1,604,000
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	1,200,000	1,190,554
3.13%, 12/10/2020	1,400,000	1,391,655
3.75%, 03/26/2025	1,600,000	1,549,246
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,691,260
Deutsche Bank AG
2.70%, 07/13/2020	1,500,000	1,470,998
3-Month LIBOR + 1.45%, 3.81% (A), 01/18/2019	1,400,000	1,409,506
3.95%, 02/27/2023	1,900,000	1,872,153
4.25%, 10/14/2021	2,700,000	2,721,843
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.10%, 2.94% (A), 11/15/2018, MTN	1,300,000	1,306,170
3.20%, 02/23/2023	1,600,000	1,564,872
3-Month LIBOR + 1.20%, 3.32% (A), 09/15/2020	1,600,000	1,629,598
Morgan Stanley
3-Month LIBOR + 0.55%, 2.29% (A), 02/10/2021, MTN	1,800,000	1,806,100
3-Month LIBOR + 1.18%, 3.54% (A), 01/20/2022	1,600,000	1,624,135
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,900,000	1,897,754
UBS AG
3-Month LIBOR + 0.58%, 2.63% (A), 06/08/2020 (B)	2,600,000	2,610,041
Fixed until 05/22/2018, 4.75% (A), 05/22/2023, MTN (F)	1,900,000	1,900,547
7.63%, 08/17/2022	600,000	674,220
UBS Group Funding Switzerland AG 3.00%, 04/15/2021 (B)	3,800,000	3,749,964

		34,664,616

Chemicals - 0.2%
Syngenta Finance NV 5.18%, 04/24/2028 (B)	1,300,000	1,279,053

Construction & Engineering - 0.2%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	558,606	534,167
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (H)	1,684,654	488,550
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 05/31/2018 (B) (E)	266,175	5,350

		1,028,067

Consumer Finance - 2.9%
Ally Financial, Inc. 3.60%, 05/21/2018	100,000	99,750

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Co. 3.40%, 02/27/2023	$ 1,900,000	$ 1,885,057
Capital One Financial Corp. 4.25%, 04/30/2025	1,500,000	1,500,995
Daimler Finance North America LLC 3.35%, 05/04/2021 (B) (I)	1,600,000	1,598,144
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.83%, 2.90% (A), 03/12/2019	600,000	602,033
3-Month LIBOR + 1.24%, 3.62% (A), 02/15/2023 (I)	1,200,000	1,200,000
4.14%, 02/15/2023 (I)	1,900,000	1,900,000
General Motors Financial Co., Inc.
3-Month LIBOR + 0.54%, 2.33% (A), 11/06/2020	1,300,000	1,298,293
3.20%, 07/13/2020	1,500,000	1,495,541
3-Month LIBOR + 0.93%, 3.27% (A), 04/13/2020	1,700,000	1,715,660
3.55%, 04/09/2021	1,600,000	1,598,808
Navient Corp. 5.00%, 10/26/2020	600,000	603,000
Springleaf Finance Corp. 8.25%, 12/15/2020	1,200,000	1,323,336
Volkswagen Group of America Finance LLC
1.65%, 05/22/2018 (B)	300,000	299,883
2.45%, 11/20/2019 (B)	700,000	692,054

		17,812,554

Diversified Consumer Services - 0.3%
Nationwide Building Society Fixed until 03/08/2023, 3.77% (A), 03/08/2024 (B)	1,900,000	1,878,149

Diversified Financial Services - 2.2%
LeasePlan Corp. NV 2.88%, 01/22/2019 (B)	1,500,000	1,496,254
Nordea Kredit Realkreditaktieselskab 1.00%, 10/01/2018, MTN (F)	DKK 14,400,000	2,347,232
Preferred Term Securities XVII, Ltd. / Preferred Term Securities XVII, Inc. 3-Month LIBOR + 0.40%, 2.58% (A), 06/23/2035 (B)	$ 1,321,973	1,211,101
SMBC Aviation Capital Finance DAC 3.00%, 07/15/2022 (B)	1,600,000	1,548,862
Tayarra, Ltd. 3.63%, 02/15/2022	3,303,117	3,345,097
Washington Prime Group, LP 5.95%, 08/15/2024	3,800,000	3,567,739

		13,516,285

Diversified Telecommunication Services - 1.8%
Altice France SA 7.38%, 05/01/2026 (B)	900,000	871,875
AT&T, Inc. 3-Month LIBOR + 0.95%, 3.30% (A), 07/15/2021	1,500,000	1,521,300
Deutsche Telekom International Finance BV 1.95%, 09/19/2021 (B)	1,600,000	1,528,401

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Sprint Capital Corp. 6.90%, 05/01/2019	$ 1,200,000	$ 1,236,000
United Group BV 4.38%, 07/01/2022 (B)	EUR 1,300,000	1,605,219
Verizon Communications, Inc. 3.38%, 02/15/2025	$ 4,590,000	4,434,987

		11,197,782

Electric Utilities - 1.6%
Electricite de France SA 4.60%, 01/27/2020 (B)	1,300,000	1,332,107
FirstEnergy Corp. 2.85%, 07/15/2022	1,500,000	1,444,853
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 2.37% (A), 09/03/2019	2,600,000	2,605,527
Fixed until 12/01/2027, 4.80% (A), 12/01/2077	1,100,000	1,047,805
Progress Energy, Inc. 4.88%, 12/01/2019	600,000	614,515
Southern Co. 3-Month LIBOR + 0.70%, 3.01% (A), 09/30/2020 (B)	2,000,000	2,011,454
Southern Power Co. 1.95%, 12/15/2019	900,000	882,747

		9,939,008

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc. 3.50%, 11/15/2024, MTN	1,595,000	1,569,374
Crown Castle International Corp. 3.40%, 02/15/2021	1,850,000	1,851,519
Digital Realty Trust, LP 2.75%, 02/01/2023	1,400,000	1,331,473
National Retail Properties, Inc. 3.50%, 10/15/2027	1,600,000	1,490,132
Simon Property Group, LP 2.50%, 09/01/2020	2,500,000	2,466,427

		8,708,925

Food Products - 0.5%
Campbell Soup Co. 3.30%, 03/15/2021 (G)	1,900,000	1,902,029
Danone SA 3.00%, 06/15/2022 (B) (G)	1,100,000	1,073,747

		2,975,776

Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co. 2.13%, 06/06/2019	1,600,000	1,583,234
Boston Scientific Corp. 3.38%, 05/15/2022	1,600,000	1,586,721
Medtronic, Inc. 2.50%, 03/15/2020	1,300,000	1,292,078

		4,462,033

Health Care Providers & Services - 0.5%
CVS Health Corp.
3.13%, 03/09/2020	1,900,000	1,900,156
3.50%, 07/20/2022	1,300,000	1,293,962

		3,194,118

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.5%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B)	$ 1,500,000	$ 1,436,250
5.50%, 03/01/2025 (B)	1,800,000	1,791,720

		3,227,970

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 5.20%, 10/01/2019	500,000	512,200

Industrial Conglomerates - 0.2%
General Electric Co. Fixed until 01/21/2021, 5.00% (A), 01/21/2021 (E)	1,100,000	1,089,000

Insurance - 0.4%
Allstate Corp. 3-Month LIBOR + 0.63%, 2.93% (A), 03/29/2023	1,300,000	1,310,480
New York Life Global Funding 2.90%, 01/17/2024 (B)	1,000,000	969,740

		2,280,220

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 4.25%, 08/22/2057 (B)	700,000	693,331

Internet Software & Services - 0.6%
eBay, Inc.
2.15%, 06/05/2020	3,000,000	2,942,910
2.88%, 08/01/2021	600,000	591,327

		3,534,237

IT Services - 0.2%
DXC Technology Co. 3-Month LIBOR + 0.95%, 2.96% (A), 03/01/2021	1,300,000	1,302,073

Machinery - 0.2%
CNH Industrial Capital LLC 4.38%, 11/06/2020 (G)	1,300,000	1,326,000

Oil, Gas & Consumable Fuels - 1.1%
Enbridge, Inc. 3-Month LIBOR + 0.70%, 2.82% (A), 06/15/2020	1,500,000	1,510,073
MPLX, LP 3.38%, 03/15/2023 (G)	1,600,000	1,575,070
Petrobras Global Finance BV 6.13%, 01/17/2022	1,200,000	1,266,960
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,500,000	1,574,489
5.75%, 05/15/2024	1,000,000	1,073,535

		7,000,127

Pharmaceuticals - 0.6%
Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	1,500,000	1,473,511
Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025 (B)	EUR 1,100,000	1,347,010

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV 6.00%, 04/15/2024 (B)	$ 1,100,000	$ 1,067,399

		3,887,920

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC 5.41%, 07/13/2044 (F)	GBP 777,215	1,225,803

Specialty Retail - 0.1%
QVC, Inc. 5.13%, 07/02/2022	$ 800,000	823,689

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	800,000	814,959
5.45%, 06/15/2023 (B)	1,200,000	1,262,155

		2,077,114

Tobacco - 0.2%
BAT Capital Corp. 2.76%, 08/15/2022 (B)	1,000,000	962,050
BAT International Finance PLC 2.75%, 06/15/2020 (B)	500,000	494,609

		1,456,659

Trading Companies & Distributors - 0.7%
International Lease Finance Corp. 7.13%, 09/01/2018 (B)	4,200,000	4,256,327

Total Corporate Debt Securities (Cost $221,569,788)		220,650,461

FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
Argentina - 0.3%
Bonos de la Nacion Argentina CON Ajuste por CER 4.00%, 03/06/2020	ARS 43,200,000	2,189,376

Brazil - 4.3%
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/2018 - 10/01/2018	BRL 96,800,000	27,123,771

Cyprus - 0.3%
Cyprus Government International Bond
3.75%, 07/26/2023, MTN (F)	EUR 600,000	796,871
4.25%, 11/04/2025, MTN (F)	600,000	820,636

		1,617,507

Germany - 0.1%
Bundesobligation Zero Coupon, 04/17/2020 (F)	300,000	366,339

Greece - 0.2%
Hellenic Republic Government Bond 4.75%, 04/17/2019 (F)	900,000	1,125,746

Japan - 0.5%
Japan Bank for International Cooperation 2.88%, 07/21/2027	$ 1,700,000	1,648,866
Japan Finance Organization for Municipalities 2.63%, 04/20/2022 (B)	1,400,000	1,365,450

		3,014,316

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kuwait - 0.2%
Kuwait International Government Bond 2.75%, 03/20/2022 (B)	$ 1,400,000	$ 1,356,250

Total Foreign Government Obligations (Cost $39,108,772)		36,793,305

MORTGAGE-BACKED SECURITIES - 7.8%
Alternative Loan Trust
Series 2005-81, Class A1,
1-Month LIBOR + 0.28%, 2.18% (A), 02/25/2037	299,536	270,107
Series 2005-82, Class A1,
1-Month LIBOR + 0.27%, 2.17% (A), 02/25/2036	1,168,477	1,019,308
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.27%, 2.17% (A), 08/25/2035	1,071,858	747,458
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	154,199	137,410
Series 2006-J8, Class A2,
6.00%, 02/25/2037	166,607	119,079
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.09% (A), 09/20/2046	888,878	735,861
Series 2006-OA17, Class 1A1A,
1-Month LIBOR + 0.20%, 2.09% (A), 12/20/2046	1,172,384	988,602
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 2.07% (A), 07/25/2046	1,062,179	1,010,273
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 2.07% (A), 11/25/2036	691,068	656,008
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	231,548	204,845
Series 2007-HY4, Class 1A1,
3.51% (A), 06/25/2037	393,090	335,876
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,554,010	1,014,986
Series 2007-OA6, Class A1B,
1-Month LIBOR + 0.20%, 2.10% (A), 06/25/2037	1,444,367	1,365,878
American Home Mortgage Assets Trust Series 2006-4, Class 1A12, 1-Month LIBOR + 0.21%, 2.11% (A), 10/25/2046	1,053,899	760,819
Banc of America Funding Trust
Series 2005-D, Class A1,
3.72% (A), 05/25/2035	181,282	189,311
Series 2006-J, Class 4A1,
4.04% (A), 01/20/2047	32,471	31,166
BBCMS Trust Series 2015-STP, Class A, 3.32%, 09/10/2028 (B)	2,538,854	2,538,493
BCAP LLC Trust Series 2011-RR8, Class 2A1, 3.56% (A), 08/26/2037 (B)	586,869	588,596

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.57% (A), 11/25/2036	$ 1,048,865	$ 972,634
Series 2006-6, Class 32A1,
3.53% (A), 11/25/2036	210,907	178,159
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.49% (A), 08/25/2033	172,611	172,707
Series 2003-8, Class 2A1,
3.81% (A), 01/25/2034	5,166	5,274
Series 2003-8, Class 4A1,
3.76% (A), 01/25/2034	58,219	58,715
Series 2006-4, Class 1A1,
3.91% (A), 10/25/2036	68,843	66,507
Bear Stearns Structured Products, Inc. Trust Series 2007-R6, Class 1A1, 3.54% (A), 01/26/2036	132,461	116,911
Berica 8 Residential MBS Srl Series 2008, Class A, 6-Month EURIBOR + 0.20%, 0.00% (A), 03/31/2048 (F)	EUR 1,678,836	2,025,242
Berica ABS Srl Series 2011-1, Class A1, 3-Month EURIBOR + 0.30%, 0.00% (A), 12/31/2055 (F)	648,723	783,293
CGMS Commercial Mortgage Trust Series 2017-MDRA, Class A, 3.66%, 07/10/2030 (B)	$ 1,900,000	1,880,964
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3A, Class A1, 1-Month LIBOR + 0.25%, 2.15% (A), 08/25/2035 (B)	74,647	73,127
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.66% (A), 10/19/2032	6,248	6,000
Series 2004-12, Class 12A1,
3.50% (A), 08/25/2034	77,930	76,109
Citigroup Commercial Mortgage Trust Series 2015-SHP2, Class A, 1-Month LIBOR + 1.28%, 3.18% (A), 07/15/2027 (B)	1,800,000	1,800,548
Citigroup Mortgage Loan Trust Series 2005-6, Class A2, 1-Year CMT + 2.15%, 4.24% (A), 09/25/2035	63,825	64,544
CitiMortgage Alternative Loan Trust Series 2006-A7, Class 1A9, 1-Month LIBOR + 0.65%, 2.55% (A), 12/25/2036	1,440,257	1,167,287
COMM Mortgage Trust Series 2015-CR26, Class ASB, 3.37%, 10/10/2048	1,400,000	1,399,474
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
2.19% (A), 03/25/2032 (B)	231	218

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2003-AR15, Class 2A1,
3.43% (A), 06/25/2033	$ 253,038	$ 253,413
Series 2003-AR28, Class 2A1,
3.35% (A), 12/25/2033	1,733,390	1,715,034
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 2A3, 5.50%, 12/25/2035	287,029	258,431
First Horizon Alternative Mortgage Securities Trust Series 2007-FA4, Class 1A8, 6.25%, 08/25/2037	150,861	120,943
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 2A1, 3.26% (A), 08/25/2035	16,912	14,217
Fort Cre LLC Series 2016-1A, Class A1, 1-Month LIBOR + 1.50%, 3.40% (A), 05/21/2036 (B)	326,717	326,779
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class A, 3.20%, 02/10/2029 (B)	1,400,000	1,397,463
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 3.62% (A), 09/25/2035	29,346	29,936
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.40% (A), 12/19/2035	200,322	166,202
Series 2006-12, Class 2A2A,
1-Month LIBOR + 0.19%, 2.09% (A), 01/19/2038	510,227	500,080
Series 2006-6, Class 5A1A,
3.74% (A), 08/19/2036	106,266	97,573
Hilton USA Trust Series 2016-SFP, Class A, 2.83%, 11/05/2035 (B)	1,700,000	1,645,294
Independent National Mortgage Corp. Index Mortgage Loan Trust Series 2005-AR11, Class A3, 3.45% (A), 08/25/2035	1,063,962	963,097
JPMCC Re-REMIC Trust Series 2016-FLRR, Class AFL, 1-Month LIBOR + 1.45%, 3.35% (A), 01/15/2033 (B)	311,878	312,070
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 1-Month LIBOR + 0.18%, 2.08% (A), 05/25/2036 (C)	1,314,587	1,248,545
Lehman XS Trust Series 2007-4N, Class 3A2A, 12-MTA + 0.75%, 2.13% (A), 03/25/2047	1,302,621	1,256,232
Ludgate Funding PLC Series 2007-1, Class A2A, 3-Month GBP LIBOR + 0.16%, 0.88% (A), 01/01/2061 (F)	GBP 1,634,244	2,150,569

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Luminent Mortgage Trust Series 2006-6, Class A1, 1-Month LIBOR + 0.20%, 2.10% (A), 10/25/2046	$ 270,262	$ 261,005
MASTR Alternative Loan Trust Series 2006-2, Class 2A1, 1-Month LIBOR + 0.40%, 2.30% (A), 03/25/2036	93,658	16,838
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A,
1-Month LIBOR + 1.00%, 2.89% (A), 10/25/2035	8,855	8,458
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.15% (A), 11/25/2035	3,657	3,534
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.52% (A), 07/13/2029 (B)	1,400,000	1,396,951
RALI Trust Series 2008-QR1, Class 1A1, 1-Month LIBOR + 1.40%, 3.30% (A), 08/25/2036	520,729	493,615
RBSSP Resecuritization Trust Series 2009-6, Class 2A1, 1-Month LIBOR + 0.15%, 3.54% (A), 01/26/2036 (B)	752,918	760,792
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	134,691	133,538
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.24% (A), 06/25/2035 (B)	385,341	370,472
RFMSI Trust Series 2003-S9, Class A1, 6.50%, 03/25/2032	656	674
RMAC Securities No. 1 PLC Series 2007-NS1X, Class A2B, 3-Month LIBOR + 0.15%, 2.22% (A), 06/12/2044 (F)	2,073,055	2,021,179
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 2.27% (A), 12/20/2034	820,222	793,831
Series 2007-1, Class 1A1,
3.32% (A), 01/20/2047	243,374	197,986
Series 2007-3, Class 2AA1,
3.81% (A), 07/20/2037	1,348,460	1,293,583
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.66% (A), 10/20/2027	8,157	7,793
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.69% (A), 09/25/2034	227,043	226,646
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 2.78% (A), 01/25/2035	90,144	84,156

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.15% (A), 07/19/2035	$ 16,821	$ 16,028
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.15% (A), 07/19/2035	16,346	15,987
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.15% (A), 07/19/2035	40,285	39,170
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.18% (A), 02/25/2036	271,366	250,289
Series 2006-AR3, Class 12A1,
1-Month LIBOR + 0.22%, 2.12% (A), 05/25/2036	345,604	313,590
Series 2006-AR6, Class 2A1,
1-Month LIBOR + 0.19%, 2.09% (A), 07/25/2046	1,222,790	1,040,998
Structured Asset Mortgage Investments Trust Series 2002-AR3, Class A1, 1-Month LIBOR + 0.66%, 2.56% (A), 09/19/2032	5,166	5,044
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Class 2A1, 3.42% (A), 06/25/2033	256,864	253,806
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A,
12-MTA + 1.40%, 2.78% (A), 08/25/2042	3,861	3,763
Series 2003-AR9, Class 2A,
3.37% (A), 09/25/2033	373,844	378,137
Series 2006-AR19, Class 1A,
12-MTA + 0.74%, 2.12% (A), 01/25/2047	471,000	433,291
Series 2006-AR19, Class 1A1A,
12-MTA + 0.73%, 2.11% (A), 01/25/2047	424,079	422,579
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.32% (A), 08/25/2046	273,756	264,234
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.75% (A), 01/25/2035	44,355	45,269
Series 2005-AR2, Class 1A1,
3.87% (A), 03/25/2035	836,755	845,978
Series 2006-AR8, Class 2A4,
3.66% (A), 04/25/2036	84,848	85,983

Total Mortgage-Backed Securities (Cost $47,149,458)		48,502,864

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
Illinois - 0.6%
City of Chicago, General Obligation Unlimited, Series B, 7.75%, 01/01/2042	1,000,000	1,066,660
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,550,670

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited (continued)
7.35%, 07/01/2035	$ 1,015,000	$ 1,097,844

		3,715,174

New York - 0.0% (J)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.73%, 11/01/2023	100,000	107,051

South Carolina - 0.1%
South Carolina Student Loan Corp., Revenue Bonds, Series A-3, 3-Month LIBOR + 0.14%, 2.15% (A), 12/01/2023	722,861	722,463

West Virginia - 0.2%
Tobacco Settlement Finance Authority, Revenue Bonds, Series A, 7.47%, 06/01/2047	970,000	954,209

Total Municipal Government Obligations (Cost $5,379,895)		5,498,897

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.5%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.10% (A), 09/01/2035	15,386	15,891
1-Year CMT + 2.22%, 3.47% (A), 11/01/2033	34,690	36,390
3.50%, TBA (I)	7,000,000	6,951,707
1-Year CMT + 2.26%, 3.54% (A), 01/01/2036	1,155,888	1,213,150
12-Month LIBOR + 1.87%, 3.62% (A), 09/01/2035	153,495	161,438
1-Year CMT + 2.23%, 3.94% (A), 03/01/2034	48,244	50,695
4.00%, TBA (I)	4,000,000	4,068,541
4.50%, 08/01/2025 - 05/01/2037	32,190	33,632
4.50%, TBA (I)	3,000,000	3,118,359
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.30% (A), 06/15/2041	1,273,703	1,280,745
6.50%, 04/15/2029	1,259	1,418
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.40% (A), 10/25/2044	176,669	176,840
12-MTA + 1.40%, 2.60% (A), 07/25/2044	176,300	175,719
6.50%, 07/25/2043	9,702	10,887
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 2.22% (A), 09/25/2042	165,127	164,245
12-MTA + 1.20%, 2.48% (A), 03/01/2044 - 10/01/2044	573,886	583,379
3.00%, TBA (I)	58,000,000	55,872,575
12-Month LIBOR + 1.36%, 3.12% (A), 07/01/2035	87,948	91,234
1-Year CMT + 2.04%, 3.17% (A), 09/01/2035	180,616	189,801

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.31%, 07/01/2023	$ 3,296,954	$ 3,310,744
1-Year CMT + 2.19%, 3.31% (A), 01/01/2026	1,725	1,728
1-Year CMT + 2.22%, 3.31% (A), 01/01/2028	12,805	13,423
3.50%, TBA (I)	89,800,000	89,228,439
3.50%, 02/01/2027	144,537	146,382
1-Year CMT + 2.27%, 3.52% (A), 11/01/2033	29,789	31,529
12-Month LIBOR + 1.68%, 3.79% (A), 03/01/2034	95,197	99,812
4.00%, TBA (I)	78,000,000	79,390,213
4.50%, 12/01/2024	167,868	173,989
4.50%, TBA (I)	25,000,000	26,030,859
5.00%, 08/01/2020 - 10/01/2029	222,382	235,240
5.00%, TBA (I)	9,000,000	9,509,083
6.00%, 07/01/2035 - 06/01/2040	1,114,074	1,240,831
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.10%, 2.00% (A), 01/25/2021	59	59
1-Month LIBOR + 0.45%, 2.11% (A), 09/25/2046	910,709	911,861
6.30%, 10/17/2038	90,835	91,173
Federal National Mortgage Association REMIC, Interest Only STRIPS (1.00) *1-Month LIBOR + 7.10%, 5.20% (A), 07/25/2034	422,678	54,669
Government National Mortgage Association
1-Month LIBOR + 0.60%, 2.29% (A), 08/20/2065 - 10/20/2065	3,586,071	3,606,133
1-Year CMT + 1.50%, 2.63% (A), 05/20/2024	15,027	15,376
1-Month LIBOR + 0.95%, 2.64% (A), 12/20/2066	1,280,482	1,307,482
1-Month LIBOR + 1.00%, 2.69% (A), 12/20/2065	5,201,947	5,317,500
3.00%, TBA (I)	1,000,000	975,555
3.50%, TBA (I)	1,000,000	1,001,250
4.00%, TBA (I)	5,000,000	5,113,774
Government National Mortgage Association, Interest Only STRIPS
(1.00) *1-Month LIBOR + 6.56%, 4.66% (A), 04/16/2033 - 10/16/2033	423,553	56,637
(1.00) *1-Month LIBOR + 6.60%, 4.70% (A), 08/16/2033 - 09/20/2034	1,195,431	173,673

Total U.S. Government Agency Obligations (Cost $302,218,415)		302,234,060

U.S. GOVERNMENT OBLIGATIONS - 26.7%
U.S. Treasury - 26.7%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042 (K)	10,000,000	9,439,922
2.88%, 05/15/2043	3,600,000	3,469,922
2.88%, 08/15/2045 (K)	7,200,000	6,909,469
3.00%, 05/15/2042 (K)	5,200,000	5,140,891
3.00%, 02/15/2048 (I) (K)	2,200,000	2,159,266

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.13%, 02/15/2043	$ 1,000,000	$ 1,007,812
3.13%, 08/15/2044 (K)	9,700,000	9,765,551
4.25%, 05/15/2039	900,000	1,071,844
4.38%, 11/15/2039 (K)	4,900,000	5,941,059
4.38%, 05/15/2040	1,400,000	1,699,195
4.63%, 02/15/2040	700,000	877,078
U.S. Treasury Note
1.88%, 07/31/2022 (L) (M)	900,000	868,570
1.88%, 08/31/2022 (M) (N) (O)	4,000,000	3,857,344
2.00%, 12/31/2021 (K) (L) (M) (N)	86,900,000	84,751,262
2.00%, 10/31/2022 (M) (O)	400,000	387,047
2.13%, 09/30/2024 (K) (M)	14,800,000	14,145,562
2.25%, 08/15/2027 (K)	3,800,000	3,588,773
2.38%, 05/15/2027 (K)	11,400,000	10,895,906

Total U.S. Government Obligations (Cost $171,825,458)		165,976,473

	Shares	Value
COMMON STOCK - 0.0% (J)
Household Durables - 0.0% (J)
Urbi Desarrollos Urbanos SAB de CV (C) (P)	7,629	2,594

Total Common Stock (Cost $417,591)		2,594

	Principal	Value
COMMERCIAL PAPER - 0.6%
Consumer Finance - 0.3%
Ford Motor Credit Co. 2.90% (D), 02/19/2019	$ 1,600,000	1,563,675

Multi-Utilities - 0.3%
Sempra Energy Holding 2.55% (D), 05/10/2018	2,000,000	1,998,750

Total Commercial Paper (Cost $3,562,425)		3,562,425

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 15.1%
Argentina - 1.3%
Argentina Treasury Bill
0.00% (D) (Q), 09/14/2018	ARS 64,000,000	3,203,713
2.80% (D), 07/27/2018	$ 400,000	396,984
3.09% (D), 11/16/2018	900,000	884,499
3.10% (D), 01/11/2019	800,000	783,289
3.54% (D), 02/22/2019	2,000,000	1,949,760
Bonos de la Nacion Argentina CON Ajuste por CER 3.75% (D), 02/08/2019	ARS 22,000,000	1,127,078

		8,345,323

Greece - 1.3%
Hellenic Republic Treasury Bill
1.07% (D), 06/08/2018	EUR 2,100,000	2,533,804
1.15% (D), 08/03/2018	700,000	843,409
1.22% (D), 03/15/2019	700,000	837,188
1.27% (D), 03/15/2019	1,000,000	1,195,982
1.67% (D), 07/06/2018	2,000,000	2,411,625

		7,822,008

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

	Principal	Value

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 12.4%
Japan Treasury Discount Bill 0.00% (D) (Q), 05/07/2018 - 07/09/2018	JPY 8,450,000,000	$ 77,305,495

Nigeria - 0.1%
Nigeria OMO Bill 19.37% (D), 06/07/2018 (C)	NGN 224,000,000	616,678

Total Short-Term Foreign Government Obligations (Cost $95,505,589)		94,089,504

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (D)	5,787,987	5,787,987

Total Securities Lending Collateral (Cost $5,787,987)		5,787,987

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.74% (D), dated 04/30/2018, to be repurchased at $1,408,409 on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $1,441,388.	$ 1,408,380	1,408,380

Total Repurchase Agreement (Cost $1,408,380)		1,408,380

Total Investments Excluding Purchased Options/Swaptions (Cost $991,176,713)		988,265,630
Total Purchased Options/Swaptions - 0.0% (J) (Cost $412,745)		170,424

Total Investments (Cost $991,589,458)		988,436,054
Net Other Assets (Liabilities) - (58.6)%		(365,309,010)

Net Assets - 100.0%		$ 623,127,044

REVERSE REPURCHASE AGREEMENTS - (12.6)%
Bank of Montreal, 1.83% (D), dated 04/13/2018, to be repurchased at $(27,323,335) on 05/11/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(27,204,038).	(27,284,500)	(27,284,500)
Bank of Montreal, 1.84% (D), dated 04/16/2018, to be repurchased at $(17,066,629) on 05/16/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(16,990,248).	(17,040,500)	(17,040,500)

	Principal	Value

REVERSE REPURCHASE AGREEMENTS (continued)

Credit Agricole Corporate and Investment Bank, 1.84% (D), dated 04/19/2018, to be repurchased at $(3,834,492) on 05/03/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(3,833,709).

	$ (3,831,750)	$ (3,831,750)
Credit Agricole Corporate and Investment Bank, 1.85% (D), dated 04/30/2018, to be repurchased at $(3,827,072) on 05/01/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(3,828,832).	(3,826,875)	(3,826,875)
Credit Agricole Corporate and Investment Bank, 1.85% (D), dated 04/23/2018, to be repurchased at $(6,284,841) on 05/08/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(6,283,211).	(6,280,000)	(6,280,000)
Merrill Lynch Pierce Fenner & Smith, 1.78% (D), dated 04/25/2018, to be repurchased at $(2,589,521) on 05/02/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(2,610,667).	(2,588,625)	(2,588,625)
Societe Generale SA, 1.84% (D), dated 04/26/2018, to be repurchased at $(6,148,396) on 05/10/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, with a value of $(6,188,247).	(6,144,000)	(6,144,000)
Standard Chartered Bank, 1.74% (D), dated 02/22/2018, to be repurchased at $(6,095,609) on 05/22/2018. Collateralized by U.S. Government Obligations, 2.00% - 2.38% , due 12/31/2021 - 05/15/2027, and with a total value of $(6,078,342).	(6,069,500)	(6,069,500)
Standard Chartered Bank, 1.88% (D), dated 04/24/2018, to be repurchased at $(5,667,140) on 05/08/2018. Collateralized by U.S. Government Obligations, 2.00% - 2.38%, due 12/31/2021 - 05/15/2027, and with a total value of $(5,671,883).	(5,663,000)	(5,663,000)

Total Reverse Repurchase Agreements (Cost $78,728,750)		$ (78,728,750)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year Canada Government Bond Futures	CAD	150.00	05/18/2018	CAD	3,943,500	30	$281	$117
Put - 5-Year U.S. Treasury Note Futures	USD	105.50	05/25/2018	USD	37,004,260	326	2,796	326
Put - 5-Year U.S. Treasury Note Futures	USD	106.00	05/25/2018	USD	34,053,000	300	2,565	300
Put - 5-Year U.S. Treasury Note Futures	USD	107.25	05/25/2018	USD	4,313,380	38	325	38
Put - 5-Year U.S. Treasury Note Futures	USD	108.75	05/25/2018	USD	6,470,070	57	487	57
Put - 10-Year U.S. Treasury Note Futures	USD	108.00	05/25/2018	USD	57,302,770	479	4,095	479
Put - 10-Year U.S. Treasury Note Futures	USD	108.50	05/25/2018	USD	25,122,300	210	1,792	210
Put - 10-Year U.S. Treasury Note Futures	USD	113.50	05/25/2018	USD	1,555,190	13	107	13
Put - 10-Year U.S. Treasury Note Futures	USD	115.00	05/25/2018	USD	7,536,690	63	539	63

Total							$12,987	$1,603

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.50%, TBA (R)	JPM	USD	69.00	05/07/2018	USD	44,179,600	44,500,000	$ 1,738	$ 0

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	MSCS	3-Month USD-LIBOR	Pay	2.91%	08/20/2018	USD	2,900,000	$ 286,000	$ 105,389
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	GSB	3-Month USD-LIBOR	Pay	2.94	08/20/2018	USD	900,000	88,020	28,840
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	GSB	3-Month USD-LIBOR	Pay	2.94	12/12/2019	USD	500,000	24,000	34,592

Total								$ 398,020	$ 168,821

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	120.00	05/25/2018	USD	10,647,070	89	$ (22,095)	$ (25,031)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Federal National Mortgage Association, 3.50%, TBA	JPM	USD	100.43	05/07/2018	USD	4,964,000	5,000,000	$ (13,867)	$ (25)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - EUR vs. USD	BNP	EUR	1.26	06/21/2018	EUR	2,100,000	$(10,453)	$(3,127)
Call - USD vs. MXN	RBS	USD	19.25	07/19/2018	USD	2,800,000	(41,272)	(53,911)
Call - USD vs. MXN	JPM	USD	19.50	08/21/2018	USD	2,800,000	(46,172)	(60,712)
Call - USD vs. MXN	MSCS	USD	19.78	06/22/2018	USD	6,800,000	(56,338)	(37,339)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN (continued):

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. MXN	HSBC	USD	19.93	06/25/2018	USD	2,300,000	$(19,435)	$(11,088)
Call - USD vs. MXN	MSCS	USD	20.01	07/20/2018	USD	1,800,000	(22,104)	(16,980)
Call - USD vs. RUB	CITI	USD	64.70	06/22/2018	USD	6,400,000	(57,280)	(83,891)
Call - USD vs. RUB	GSB	USD	64.78	06/22/2018	USD	1,700,000	(15,623)	(21,695)
Call - USD vs. RUB	CITI	USD	65.51	06/15/2018	USD	1,800,000	(17,946)	(15,745)
Put - USD vs. CAD	GSB	USD	1.25	06/22/2018	USD	2,700,000	(11,351)	(5,160)

Total							$(297,974)	$(309,648)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.80%	06/20/2018	USD	16,100,000	$ (27,370)	$ (9,919)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.85	07/18/2018	USD	1,300,000	(1,325)	(1,084)
Put - North America Investment Grade Index - Series 30	JPM	Pay	0.90	06/20/2018	USD	1,000,000	(1,196)	(401)
Put - North America Investment Grade Index - Series 30	MLI	Pay	0.90	06/20/2018	USD	700,000	(770)	(281)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.90	06/20/2018	USD	1,400,000	(2,110)	(562)
Put - North America Investment Grade Index - Series 30	CITI	Pay	0.90	06/20/2018	USD	400,000	(470)	(161)
Put - North America Investment Grade Index - Series 30	BCLY	Pay	0.95	07/18/2018	USD	1,600,000	(2,752)	(948)

Total							$ (35,993)	$ (13,356)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75%	12/12/2019	USD	2,200,000	$(24,000)	$(47,500)
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	13,000,000	(290,081)	(123,776)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	4,100,000	(91,318)	(39,037)

Total								$(405,399)	$(210,313)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(775,328)	$(558,373)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2018 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	5.00%	Quarterly	12/20/2022	0.92%	USD	1,500,000	$274,136	$264,777	$9,359
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.39	USD	1,000,000	19,185	10,852	8,333
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.46	USD	1,400,000	27,972	14,531	13,441
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.38	USD	1,500,000	34,715	(9,403)	44,118
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.69	EUR	1,200,000	19,558	(45,432)	64,990

Total							$375,566	$235,325	$140,241

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD	3,600,000	$75,030	$58,579	$16,451
North America Investment Grade Index - Series 29	1.00	Quarterly	12/20/2022	USD	16,800,000	360,332	333,764	26,568
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD	30,900,000	607,980	529,660	78,320

Total						$1,043,342	$922,003	$121,339

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	400,000	$65,242	$(5,033)	$70,275
3-Month USD-LIBOR	Receive	1.96	Quarterly/ Semi-Annually	12/05/2019	USD	25,600,000	(160,764)	—	(160,764)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	06/20/2028	USD	16,500,000	1,051,474	899,195	152,279
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	7,900,000	281,874	(113,198)	395,072
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/ Annually	07/04/2042	EUR	5,800,000	(40,119)	—	(40,119)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2023	GBP	8,500,000	(44,422)	(1,772)	(42,650)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/20/2028	GBP	2,200,000	23,701	69,793	(46,092)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	7,100,000	101,969	167,839	(65,870)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/20/2048	GBP	4,700,000	258,063	185,534	72,529
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	09/19/2048	GBP	1,000,000	(27,868)	(52,477)	24,609
6-Month JPY-LIBOR	Pay	0.29	Semi-Annually	01/25/2028	JPY	340,000,000	3,616	22,784	(19,168)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	3,050,000,000	(170,634)	(148,452)	(22,182)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,960,000,000	(165,146)	(171,126)	5,980
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(10,636)	(31,640)	21,004
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	2,014	21,084	(19,070)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	02/13/2028	JPY	40,000,000	(70)	2,460	(2,530)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	02/08/2028	JPY	20,000,000	(960)	—	(960)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	01/18/2028	JPY	10,000,000	(537)	101	(638)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	02/16/2028	JPY	50,000,000	(2,467)	—	(2,467)
6-Month JPY-LIBOR	Pay	0.38	Semi-Annually	06/18/2028	JPY	20,000,000	(989)	320	(1,309)
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	220,000,000	(14,691)	(184)	(14,507)

Total							$1,148,650	$845,228	$303,422

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)
Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2018 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	0.79%	USD	400,000	$ 1,633	$ (13,630)	$ 15,263

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)
Reference Obligation		Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9		MLI	0.50%	Monthly	09/17/2058	USD	3,600,000	$ 7,097	$ (139,891)	$ 146,988

Value
OTC Swap Agreements, at value (Assets)	$8,730

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	939	06/29/2018	$107,025,066	$106,583,836	$—	$(441,230)
10-Year Australia Treasury Bond	Short	(152)	06/15/2018	(14,651,251)	(14,635,237)	16,014	—
10-Year Canada Government Bond	Short	(79)	06/20/2018	(8,049,088)	(8,087,971)	—	(38,883)
10-Year Japan Government Bond	Short	(2)	06/13/2018	(2,756,946)	(2,755,946)	1,000	—
10-Year U.S. Treasury Note	Long	692	06/20/2018	83,212,081	82,780,500	—	(431,581)
Euro OAT	Short	(338)	06/07/2018	(61,963,096)	(62,780,426)	—	(817,330)
Euro-BTP Italy Government Bond	Short	(95)	06/07/2018	(15,568,283)	(15,947,501)	—	(379,218)
German Euro Bund	Long	221	06/07/2018	42,231,079	42,364,456	133,377	—
German Euro BUXL	Short	(41)	06/07/2018	(8,171,350)	(8,097,125)	74,225	—
German Euro Schatz	Short	(26)	06/07/2018	(3,510,299)	(3,513,861)	—	(3,562)
OTC Call Options Exercise Price EUR 158.50 on German Euro Bund Futures, MSCS	Short	(88)	05/25/2018	(37,417)	(72,263)	—	(34,846)
OTC Call Options Exercise Price EUR 159.00 on German Euro Bund Futures, MSCS	Short	(150)	05/25/2018	(76,623)	(74,267)	2,356	—
OTC Call Options Exercise Price EUR 159.50 on German Euro Bund Futures, MSCS	Short	(41)	05/25/2018	(15,306)	(10,892)	4,414	—
OTC Call Options Exercise Price EUR 168.50 on German Euro Bund Futures, MSCS	Long	240	05/25/2018	3,147	2,898	—	(249)
OTC Call Options Exercise Price EUR 170.00 on Euro OAT Futures, MSCS	Long	98	05/25/2018	1,286	1,184	—	(102)
OTC Put Options Exercise Price EUR 140.00 on German Euro Bund Futures, MSCS	Long	250	05/25/2018	3,279	3,019	—	(260)
OTC Put Options Exercise Price EUR 141.00 on German Euro Bund Futures, MSCS	Long	85	05/25/2018	1,115	1,027	—	(88)
OTC Put Options Exercise Price EUR 158.00 on German Euro Bund Futures, MSCS	Short	(89)	05/25/2018	(34,867)	(31,168)	3,699	—
U.S. Treasury Bond	Long	15	06/20/2018	2,184,662	2,157,656	—	(27,006)

Total						$235,085	$(2,174,355)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/15/2018	USD	403,748	NOK	3,105,000	$16,493	$—
BNP	05/03/2018	USD	14,447,071	BRL	47,196,413	979,147	—
BNP	05/03/2018	BRL	47,196,413	USD	13,557,902	—	(89,979)
BNP	05/10/2018	MXN	3,090,000	USD	163,581	1,378	—
BNP	05/29/2018	USD	14,555,767	SEK	116,780,000	1,189,578	—
BNP	06/04/2018	USD	183,000	ARS	3,890,653	—	(374)
BNP	06/04/2018	USD	5,000,283	JPY	530,000,000	140,659	—
BNP	06/20/2018	USD	3,526,273	TWD	101,919,881	69,233	—
BNP	06/20/2018	TWD	10,752,660	USD	372,000	—	(7,278)
BNP	07/03/2018	USD	99,000	ARS	2,143,350	—	(229)
BNP	10/01/2018	USD	330,867	DKK	2,051,000	—	(5,748)
BOA	05/03/2018	USD	683,159	CAD	880,000	—	(2,267)
BOA	05/08/2018	ZAR	9,448,556	USD	781,771	—	(24,597)
BOA	05/10/2018	MXN	6,753,000	USD	357,064	3,444	—
BOA	05/15/2018	USD	1,059,903	SEK	8,650,000	70,904	—
BOA	05/15/2018	SEK	130,500,000	USD	15,860,073	—	(939,335)
BOA	05/15/2018	JPY	317,800,000	USD	2,993,197	—	(83,197)
BOA	07/02/2018	USD	3,404,887	DKK	22,145,000	—	(202,241)
BOA	07/03/2018	USD	2,860,513	BRL	9,700,000	108,803	—
BOA	07/03/2018	USD	3,018,757	DKK	20,260,000	—	(281,595)
BOA	10/01/2018	USD	431,202	DKK	2,655,000	—	(4,541)
BOA	10/02/2018	USD	1,812,779	BRL	6,100,000	94,435	—
CITI	05/03/2018	EUR	322,000	USD	397,855	—	(8,926)
CITI	05/14/2018	USD	1,011,960	JPY	110,000,000	4,793	—
CITI	05/15/2018	USD	1,777,935	GBP	1,259,000	43,450	—
CITI	05/15/2018	GBP	7,431,000	USD	10,316,879	—	(79,424)
CITI	05/21/2018	USD	9,450,009	JPY	1,000,000,000	289,412	—
CITI	05/21/2018	RUB	92,122,240	USD	1,508,000	—	(49,068)
CITI	05/25/2018	RUB	76,614,625	USD	1,317,421	—	(104,732)
CITI	06/04/2018	USD	3,583,215	JPY	380,000,000	98,957	—
CITI	06/07/2018	RUB	406,903,450	USD	7,101,443	—	(670,029)
CITI	06/18/2018	USD	330,000	RUB	20,592,264	4,914	—
CITI	06/20/2018	KRW	897,197,320	USD	844,000	—	(2,733)
CITI	06/20/2018	TWD	30,792,345	USD	1,065,000	—	(20,549)
CITI	06/25/2018	RUB	25,267,440	USD	408,000	—	(9,413)
CITI	07/02/2018	USD	3,298,238	DKK	21,427,000	—	(191,938)
CITI	07/09/2018	USD	20,793,835	JPY	2,210,000,000	478,793	—
DUB	05/03/2018	EUR	14,804,000	USD	18,035,713	—	(154,666)
DUB	06/04/2018	USD	18,076,898	EUR	14,804,000	152,864	—
GSB	05/03/2018	USD	7,023,680	CAD	9,017,000	399	—
GSB	05/03/2018	USD	1,319,158	EUR	1,066,000	31,588	—
GSB	05/11/2018	USD	912,430	RUB	56,511,794	16,258	—
GSB	05/15/2018	USD	16,134,602	GBP	11,586,000	172,935	—
GSB	05/15/2018	USD	8,680,369	JPY	924,700,000	213,165	—
GSB	05/15/2018	JPY	1,260,500,000	USD	11,958,922	—	(416,898)
GSB	06/04/2018	CAD	9,017,000	USD	7,028,251	—	(195)
GSB	06/07/2018	RUB	136,640,903	USD	2,390,564	—	(230,852)
GSB	06/20/2018	KRW	1,792,366,800	USD	1,689,000	—	(8,367)
GSB	06/25/2018	USD	408,000	RUB	25,266,420	9,429	—
GSB	10/02/2018	USD	12,240,633	BRL	41,000,000	691,109	—
HSBC	05/03/2018	GBP	5,743,000	USD	8,175,758	—	(268,340)
HSBC	05/10/2018	USD	330,157	MXN	6,211,000	—	(1,417)
HSBC	05/25/2018	USD	9,240,924	RUB	536,920,085	742,322	—
HSBC	06/07/2018	USD	51,000	RUB	2,929,440	4,698	—
HSBC	06/11/2018	USD	284,920	JPY	30,000,000	9,707	—
HSBC	06/20/2018	KRW	12,652,040,924	USD	11,711,536	151,791	—
HSBC	06/20/2018	TWD	12,268,440	USD	424,000	—	(7,864)
HSBC	07/06/2018	USD	2,430,686	EUR	2,000,000	2,845	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	03/15/2019	USD	2,172,443	EUR	1,700,000	$63,536	$—
JPM	05/03/2018	USD	2,055,558	AUD	2,676,000	40,920	—
JPM	05/03/2018	USD	11,460,864	BRL	39,896,413	76,062	—
JPM	05/03/2018	USD	5,395,116	CAD	6,920,000	5,174	—
JPM	05/03/2018	USD	141,297	NZD	195,000	4,098	—
JPM	05/03/2018	BRL	39,896,413	USD	12,076,804	—	(692,002)
JPM	05/03/2018	CAD	15,937,000	USD	12,511,647	23,006	(121,431)
JPM	05/03/2018	AUD	2,676,000	USD	2,021,313	—	(6,675)
JPM	05/10/2018	MXN	25,616,000	USD	1,340,184	27,321	—
JPM	05/15/2018	USD	8,603,930	GBP	6,193,000	72,028	—
JPM	05/15/2018	USD	6,848,307	JPY	719,500,000	260,058	—
JPM	05/15/2018	USD	922,660	NOK	7,090,000	38,397	—
JPM	05/15/2018	USD	2,143,690	SEK	17,490,000	143,969	—
JPM	05/15/2018	SEK	77,785,000	USD	9,517,372	—	(623,812)
JPM	05/15/2018	NOK	9,830,000	USD	1,244,404	—	(18,409)
JPM	05/15/2018	JPY	1,500,600,000	USD	14,214,722	—	(474,172)
JPM	05/25/2018	USD	2,365,000	RUB	136,162,292	209,765	—
JPM	05/25/2018	RUB	127,033,180	USD	2,194,105	—	(183,369)
JPM	06/04/2018	USD	2,021,387	AUD	2,676,000	6,614	—
JPM	06/04/2018	USD	57,825	BRL	196,413	1,949	—
JPM	06/04/2018	USD	4,436,473	JPY	470,000,000	126,996	—
JPM	06/07/2018	USD	1,547,000	RUB	89,174,145	137,535	—
JPM	06/07/2018	RUB	87,486,976	USD	1,533,000	—	(150,203)
JPM	06/08/2018	USD	2,601,869	EUR	2,100,000	58,447	—
JPM	06/18/2018	RUB	20,537,781	USD	330,000	—	(5,775)
JPM	06/20/2018	SGD	1,587,000	USD	1,212,458	—	(14,276)
JPM	07/03/2018	USD	1,635,753	BRL	5,600,000	47,136	—
JPM	07/03/2018	BRL	4,000,000	USD	1,217,656	—	(82,930)
JPM	08/23/2018	USD	672,000	MXN	12,522,720	14,350	—
MSCS	05/07/2018	USD	10,441,255	JPY	1,130,000,000	100,040	—
MSCS	05/14/2018	USD	4,972,811	JPY	540,000,000	28,542	—
MSCS	05/29/2018	USD	3,841,617	JPY	410,000,000	83,641	—
MSCS	06/07/2018	USD	180,000	RUB	10,362,600	16,211	—
MSCS	06/20/2018	KRW	1,473,447,120	USD	1,360,000	21,594	—
MSCS	06/26/2018	USD	1,360,000	MXN	25,906,232	—	(12,853)
MSCS	07/03/2018	USD	3,999,698	BRL	13,600,000	141,630	—
MSCS	07/24/2018	USD	362,000	MXN	6,856,823	239	—
MSCS	10/02/2018	USD	1,943,832	BRL	6,700,000	56,471	—
RBS	07/23/2018	USD	717,000	MXN	13,257,330	17,441	—
SCB	05/03/2018	USD	8,019,324	GBP	5,743,000	111,906	—
SCB	05/15/2018	SEK	32,410,000	USD	4,007,883	—	(302,280)
SCB	06/04/2018	GBP	5,743,000	USD	8,030,046	—	(110,524)
SCB	06/07/2018	USD	564,516	NGN	212,822,581	—	(12,699)
SCB	06/20/2018	USD	1,231,530	SGD	1,618,361	9,671	—
SCB	06/20/2018	TWD	47,988,884	USD	1,660,000	—	(32,255)
SCB	06/20/2018	KRW	1,614,067,308	USD	1,509,885	3,563	—
SCB	07/03/2018	USD	5,407,505	BRL	18,100,000	272,870	—
SCB	08/03/2018	USD	880,158	EUR	700,000	28,567	—
SCB	10/01/2018	USD	1,599,285	DKK	9,838,000	—	(15,347)
UBS	05/03/2018	USD	2,097,038	BRL	7,300,000	13,917	—
UBS	05/03/2018	USD	17,450,667	EUR	14,060,000	468,262	—
UBS	05/03/2018	BRL	7,300,000	USD	2,201,315	—	(118,194)
UBS	05/10/2018	USD	2,885,865	MXN	54,615,000	—	(29,746)
UBS	05/10/2018	MXN	25,367,000	USD	1,359,761	—	(5,549)
UBS	05/14/2018	USD	1,471,896	JPY	160,000,000	6,928	—
UBS	05/21/2018	USD	1,585,512	JPY	170,000,000	28,210	—
UBS	06/04/2018	USD	9,332,708	JPY	990,000,000	255,298	—
UBS	06/11/2018	USD	3,033,592	JPY	320,000,000	97,991	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	06/20/2018	USD	17,428,257	KRW	18,447,809,552	$130,462	$—
UBS	06/20/2018	INR	13,418,255	USD	205,904	—	(5,948)
UBS	07/02/2018	DKK	31,916,000	USD	5,117,339	81,356	—
UBS	08/27/2018	MXN	54,615,000	USD	2,837,511	28,860	—

Total						$9,154,534	$(6,885,241)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$97,958,680	$—	$97,958,680
Certificates of Deposit	—	5,800,000	—	5,800,000
Corporate Debt Securities	—	220,650,461	—	220,650,461
Foreign Government Obligations	—	36,793,305	—	36,793,305
Mortgage-Backed Securities	—	48,502,864	—	48,502,864
Municipal Government Obligations	—	5,498,897	—	5,498,897
U.S. Government Agency Obligations	—	302,234,060	—	302,234,060
U.S. Government Obligations	—	165,976,473	—	165,976,473
Common Stock	2,594	—	—	2,594
Commercial Paper	—	3,562,425	—	3,562,425
Short-Term Foreign Government Obligations	—	94,089,504	—	94,089,504
Securities Lending Collateral	5,787,987	—	—	5,787,987
Repurchase Agreement	—	1,408,380	—	1,408,380
Exchange-Traded Options Purchased	1,603	—	—	1,603
Over-the-Counter Options Purchased	—	0	—	0
Over-the-Counter Interest Rate Swaptions Purchased	—	168,821	—	168,821

Total Investments	$5,792,184	$982,643,870	$—	$988,436,054

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,418,908	$—	$1,418,908
Centrally Cleared Interest Rate Swap Agreements	—	1,787,953	—	1,787,953
Over-the-Counter Credit Default Swap Agreements	—	8,730	—	8,730
Futures Contracts (X)	235,085	—	—	235,085
Forward Foreign Currency Contracts (X)	—	9,154,534	—	9,154,534

Total Other Financial Instruments	$235,085	$12,370,125	$—	$12,605,210

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(78,728,750)	$—	$(78,728,750)
Exchange-Traded Options Written	(25,031)	—	—	(25,031)
Over-the-Counter Options Written	—	(25)	—	(25)
Over-the-Counter Foreign Exchange Options Written	—	(309,648)	—	(309,648)
Over-the-Counter Credit Default Swaptions Written	—	(13,356)	—	(13,356)
Over-the-Counter Interest Rate Swaptions Written	—	(210,313)	—	(210,313)
Centrally Cleared Interest Rate Swap Agreements	—	(639,303)	—	(639,303)
Futures Contracts (X)	(2,174,355)	—	—	(2,174,355)
Forward Foreign Currency Contracts (X)	—	(6,885,241)	—	(6,885,241)

Total Other Financial Instruments	$(2,199,386)	$(86,786,636)	$—	$88,986,022

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the total value of 144A securities is $124,214,259, representing 19.9% of the Fund’s net assets.
(C)	Illiquid security. At April 30, 2018, the value of such securities amounted to $6,081,255 or 1.0% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at April 30, 2018.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the total value of Regulation S securities is $32,014,140, representing 5.1% of the Fund’s net assets.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,670,694. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after April 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,852,238.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $2,747,306.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $1,864,880.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $1,426,299.
(P)	Non-income producing security.
(Q)	Percentage rounds to less than 0.01% or (0.01)%.
(R)	Security deemed worthless.
(S)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(X)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services Inc.
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMT	Constant Maturity Treasury
COFI	11th District Monthly Weighted Average Cost of Funds Index
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
PIK	Payment-in-kind
STRIPS	Separate Trading of Registered Interest and Principal of Securities
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2018

(unaudited)

	Transamerica Core Bond	Transamerica Developing Markets Equity	Transamerica Global Real Estate Securities	Transamerica Long/Short Strategy	Transamerica Mid Cap Value
Assets:
Investments, at value (A) (B)	$1,194,118,440	$1,206,430,716	$23,961,885	$15,950,530	$176,967,698
Repurchase agreements, at value (C)	12,457,158	61,026,111	—	—	4,199,761
Cash	3,962	—	81,940	—	—
Cash collateral pledged at broker:
Securities sold short	—	—	—	10,406,637	—
Foreign currency, at value (D)	—	785,435	24,413	—	—
Receivables and other assets:
Shares of beneficial interest sold	11,210	—	1,925	—	4,955
Investments sold	760,592	3,301,939	12,210	333,254	1,120,776
Interest	6,188,196	1,254	—	—	86
Dividends	—	1,457,929	43,737	5,288	50,647
Tax reclaims	1,852	26,423	6,734	—	—
Net income from securities lending	4,012	28,394	295	—	3,604
Other	—	—	—	8,540	—
Prepaid expenses	4,386	4,896	65	49	429
Total assets	1,213,549,808	1,273,063,097	24,133,204	26,704,298	182,347,956

Liabilities:
Due to custodian	—	—	—	44,974	—
Payables and other liabilities:
Shares of beneficial interest redeemed	—	2,489,289	22,972	—	227,738
Investments purchased	—	7,215,217	26,006	356,295	941,104
Investment management fees	447,588	1,137,569	17,115	15,549	135,973
Transfer agent fees	7,908	8,035	155	101	1,189
Trustees, CCO and deferred compensation fees	2,624	2,249	100	82	606
Audit and tax fees	27,133	16,085	16,172	9,905	10,867
Custody fees	10,501	115,098	39,699	10,577	1,308
Legal fees	3,421	1,007	312	167	2,206
Printing and shareholder reports fees	16,970	3,503	1,148	678	4,369
Registration fees	4,477	4,959	639	212	1,104
Dividends, interest and fees for borrowings from securities sold short	—	—	—	15,918	—
Other	3,803	3,289	2,067	65	879
Foreign capital gains tax	—	1,165,764	—	—	—
Collateral for securities on loan	19,252,106	53,537,459	490,486	—	1,221,159
Securities sold short, at value (E)	—	—	—	11,173,520	—
Total liabilities	19,776,531	65,699,523	616,871	11,628,043	2,548,502
Net assets	$1,193,773,277	$1,207,363,574	$23,516,333	$15,076,255	$179,799,454

Net assets consist of:
Paid-in capital	$1,215,974,717	$973,072,608	$33,202,806	$13,402,282	$88,103,828
Undistributed (distributions in excess of) net investment income (loss)	(754,809)	(1,807,399)	(310,242)	(355,354)	365,593
Accumulated net realized gain (loss)	(2,059,328)	64,843,382	(12,415,626)	3,722	21,210,885
Net unrealized appreciation (depreciation) on:
Investments	(19,387,303)	171,266,705	3,040,255	1,905,834	70,119,148
Securities sold short	—	—	—	119,771	—
Translation of assets and liabilities denominated in foreign currencies	—	(11,722)	(860)	—	—
Net assets	$1,193,773,277	$1,207,363,574	$23,516,333	$15,076,255	$179,799,454
Shares outstanding (unlimited shares, no par value)	123,634,684	95,068,928	1,694,538	2,437,792	11,367,012
Net asset value and offering price per share	$9.66	$12.70	$13.88	$6.18	$15.82

(A) Investments, at cost	$1,213,505,743	$1,033,998,247	$20,921,630	$14,044,696	$106,848,550
(B) Securities on loan, at value	$18,852,207	$51,031,521	$465,955	$—	$1,192,560
(C) Repurchase agreements, at cost	$12,457,158	$61,026,111	$—	$—	$4,199,761
(D) Foreign currency, at cost	$—	$787,128	$24,481	$—	$—
(E) Proceeds received from securities sold short	$—	$—	$—	$11,293,291	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

Transamerica Total Return
Assets:
Investments, at value (A) (B)	$987,027,674
Repurchase agreements, at value (C)	1,408,380
Cash	125,941
Cash collateral pledged at broker:
Centrally cleared swap agreements	3,364,000
Futures contracts	955,000
Foreign currency, at value (D)	2,309,420
Receivables and other assets:
Shares of beneficial interest sold	17,669
Investments sold	7,733
When-issued, delayed-delivery, forward and TBA commitments sold	243,346,734
Interest	3,890,596
Tax reclaims	1,005
Net income from securities lending	1,606
Variation margin receivable on centrally cleared swap agreements	633,507
Variation margin receivable on futures contracts	245,119
Prepaid expenses	2,038
OTC swap agreements, at value	8,730
Unrealized appreciation on forward foreign currency contracts	9,154,534
Total assets	1,252,499,686

Liabilities:
Cash collateral received at broker:
TBA commitments	206,000
OTC derivatives (G)	4,231,000
Payables and other liabilities:
Sale-buyback financing transactions	2,295,488
Investments purchased	4,698,144
When-issued, delayed-delivery, forward and TBA commitments purchased	525,481,274
Investment management fees	370,357
Transfer agent fees	4,134
Trustees, CCO and deferred compensation fees	1,440
Audit and tax fees	20,017
Custody fees	21,163
Legal fees	1,529
Printing and shareholder reports fees	7,777
Registration fees	2,564
Interest	67,716
Deferred income for sale-buyback financing transactions	454
Other	3,234
Collateral for securities on loan	5,787,987
Reverse repurchase agreements, at value (E)	78,728,750
Written options and swaptions, at value (F)	558,373
Unrealized depreciation on forward foreign currency contracts	6,885,241
Total liabilities	629,372,642
Net assets	$623,127,044

Net assets consist of:
Paid-in capital	$642,499,773
Undistributed (distributions in excess of) net investment income (loss)	(569,392)
Accumulated net realized gain (loss)	(17,004,292)
Net unrealized appreciation (depreciation) on:
Investments	(3,153,404)
Written options and swaptions	216,955
Swap agreements	727,253
Futures contracts	(1,939,270)
Forward foreign currency contracts	2,269,293
Translation of assets and liabilities denominated in foreign currencies	80,128
Net assets	$623,127,044
Shares outstanding (unlimited shares, no par value)	62,707,609
Net asset value and offering price per share	$9.94

(A) Investments, at cost	$990,181,078
(B) Securities on loan, at value	$5,670,694
(C) Repurchase agreements, at cost	$1,408,380
(D) Foreign currency, at cost	$2,351,142
(E) Reverse repurchase agreements, at cost	$78,728,750
(F) Premium received on written options and swaptions	$(775,328)

(G) OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS

For the period ended April 30, 2018

(unaudited)

	Transamerica Core Bond	Transamerica Developing Markets Equity	Transamerica Global Real Estate Securities	Transamerica Long/Short Strategy	Transamerica Mid Cap Value
Investment Income:
Dividend income	$—	$6,164,452	$455,293	$123,303	$1,806,037
Interest income	20,963,119	104,188	329	67,176	11,332
Net income (loss) from securities lending	26,240	181,130	1,435	—	12,185
Withholding taxes on foreign income	96	(535,487)	(22,740)	(44)	—
Total investment income	20,989,455	5,914,283	434,317	190,435	1,829,554

Expenses:
Investment management fees	2,706,689	6,627,051	104,119	101,000	818,341
Transfer agent fees	48,183	46,922	941	616	7,171
Trustees, CCO and deferred compensation fees	14,438	13,141	310	199	2,347
Audit and tax fees	30,323	35,850	11,224	10,252	11,010
Custody fees	77,486	747,492	79,357	22,824	16,087
Legal fees	30,296	27,436	776	472	5,815
Printing and shareholder reports fees	9,167	5,685	824	649	2,440
Registration fees	7,461	7,574	1,958	1,567	2,268
Dividends, interest and fees for borrowings from securities sold short	—	—	—	179,815	—
Other	13,770	15,683	2,741	341	2,708
Total expenses before waiver and/or reimbursement and recapture	2,937,813	7,526,834	202,250	317,735	868,187
Expense waived and/or reimbursed	(1,205)	—	—	(7,504)	—
Recapture of previously waived and/or reimbursed fees	—	—	—	147	—
Net expenses	2,936,608	7,526,834	202,250	310,378	868,187
Net investment income (loss)	18,052,847	(1,612,551)	232,067	(119,943)	961,367

Net realized gain (loss) on:
Investments	629,450	114,307,885	800,578	1,338,677	22,757,785
Securities sold short	—	—	—	(795,073)	—
Foreign currency transactions	—	(641,556)	(1,910)	—	—
Net realized gain (loss)	629,450	113,666,329	798,668	543,604	22,757,785

Net change in unrealized appreciation (depreciation) on:
Investments	(40,453,244)	(47,204,068)	(594,743)	(666,485)	(18,153,475)
Securities sold short	—	—	—	367,363	—
Translation of assets and liabilities denominated in foreign currencies	—	(9,382)	(411)	—	—
Net change in unrealized appreciation (depreciation)	(40,453,244)	(47,213,450)	(595,154)	(299,122)	(18,153,475)
Net realized and change in unrealized gain (loss)	(39,823,794)	66,452,879	203,514	244,482	4,604,310
Net increase (decrease) in net assets resulting from operations	$(21,770,947)	$64,840,328	$435,581	$124,539	$5,565,677

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

Transamerica Total Return
Investment Income:
Interest income	$8,995,549
Net income (loss) from securities lending	4,634
Withholding taxes on foreign income	(632)
Total investment income	8,999,551
Expenses:
Investment management fees	2,087,564
Transfer agent fees	23,300
Trustees, CCO and deferred compensation fees	6,911
Audit and tax fees	21,496
Custody fees	180,495
Legal fees	14,606
Printing and shareholder reports fees	4,577
Registration fees	4,643
Interest	43,524
Other	10,271
Total expenses	2,397,387
Net investment income (loss)	6,602,164

Net realized gain (loss) on:
Investments	1,185,182
Written options and swaptions	538,537
Swap agreements	2,987,114
Futures contracts	(4,809,532)
Forward foreign currency contracts	(8,170,658)
Foreign currency transactions	(486,463)
Net realized gain (loss)	(8,755,820)

Net change in unrealized appreciation (depreciation) on:
Investments	(13,746,642)
Written options and swaptions	(101,101)
Swap agreements	(541,686)
Futures contracts	(351,193)
Forward foreign currency contracts	2,382,166
Translation of assets and liabilities denominated in foreign currencies	492,808
Net change in unrealized appreciation (depreciation)	(11,865,648)
Net realized and change in unrealized gain (loss)	(20,621,468)
Net increase (decrease) in net assets resulting from operations	$(14,019,304)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Core Bond		Transamerica Developing Markets Equity		Transamerica Global Real Estate Securities
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017
From operations:
Net investment income (loss)	$18,052,847	$32,219,861	$(1,612,551)	$5,074,387	$232,067	$462,462
Net realized gain (loss)	629,450	2,137,239	113,666,329	56,639,262	798,668	5,040,348
Net change in unrealized appreciation (depreciation)	(40,453,244)	(23,157,928)	(47,213,450)	170,077,294	(595,154)	(3,938,897)
Net increase (decrease) in net assets resulting from operations	(21,770,947)	11,199,172	64,840,328	231,790,943	435,581	1,563,913

Dividends and/or distributions to shareholders:
Net investment income	(19,087,320)	(35,577,432)	(5,171,415)	(999,722)	(736,725)	(1,219,979)

Capital share transactions:
Proceeds from shares sold	104,436,278	246,278,915	150,334,269	108,687,721	148,938	585,235
Dividends and/or distributions reinvested	19,087,320	35,577,432	5,171,415	999,722	736,725	1,219,979
Cost of shares redeemed	(198,721,244)	(214,926,665)	(206,939,976)	(150,749,170)	(4,400,911)	(13,248,057)
Net increase (decrease) in net assets resulting from capital share transactions	(75,197,646)	66,929,682	(51,434,292)	(41,061,727)	(3,515,248)	(11,442,843)
Net increase (decrease) in net assets	(116,055,913)	42,551,422	8,234,621	189,729,494	(3,816,392)	(11,098,909)

Net assets:
Beginning of period/year	1,309,829,190	1,267,277,768	1,199,128,953	1,009,399,459	27,332,725	38,431,634
End of period/year	$1,193,773,277	$1,309,829,190	$1,207,363,574	$1,199,128,953	$23,516,333	$27,332,725
Undistributed (distributions in excess of) net investment income (loss)	$(754,809)	$279,664	$(1,807,399)	$4,976,567	$(310,242)	$194,416

Capital share transactions - shares:
Shares issued	10,619,134	24,686,855	12,049,785	10,085,475	10,657	43,033
Shares reinvested	1,950,175	3,577,619	427,390	108,430	52,361	92,033
Shares redeemed	(20,375,218)	(21,646,515)	(15,889,295)	(13,601,624)	(311,703)	(968,759)
Net increase (decrease) in shares outstanding	(7,805,909)	6,617,959	(3,412,120)	(3,407,719)	(248,685)	(833,693)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Long/Short Strategy		Transamerica Mid Cap Value		Transamerica Total Return
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017
From operations:
Net investment income (loss)	$(119,943)	$(355,456)	$961,367	$2,080,228	$6,602,164	$12,513,130
Net realized gain (loss)	543,604	2,006,832	22,757,785	17,388,652	(8,755,820)	(3,744,072)
Net change in unrealized appreciation (depreciation)	(299,122)	649,555	(18,153,475)	20,549,943	(11,865,648)	8,550,709
Net increase (decrease) in net assets resulting from operations	124,539	2,300,931	5,565,677	40,018,823	(14,019,304)	17,319,767

Dividends and/or distributions to shareholders:
Net investment income	—	—	(1,920,557)	(2,380,194)	(6,906,563)	(9,680,885)
Net realized gains	(1,591,832)	(115,862)	(17,316,868)	(16,569,432)	—	(13,851,003)
Total dividends and/or distributions to shareholders	(1,591,832)	(115,862)	(19,237,425)	(18,949,626)	(6,906,563)	(23,531,888)

Capital share transactions:
Proceeds from shares sold	77,000	7,022,744	12,036,575	1,432,278	57,140,062	161,517,209
Dividends and/or distributions reinvested	1,591,832	115,862	19,237,425	18,949,626	6,906,563	23,531,888
Cost of shares redeemed	(2,856,000)	(5,921,000)	(53,717,465)	(85,836,118)	(45,060,391)	(110,395,993)
Net increase (decrease) in net assets resulting from capital share transactions	(1,187,168)	1,217,606	(22,443,465)	(65,454,214)	18,986,234	74,653,104
Net increase (decrease) in net assets	(2,654,461)	3,402,675	(36,115,213)	(44,385,017)	(1,939,633)	68,440,983

Net assets:
Beginning of period/year	17,730,716	14,328,041	215,914,667	260,299,684	625,066,677	556,625,694
End of period/year	$15,076,255	$17,730,716	$179,799,454	$215,914,667	$623,127,044	$625,066,677
Undistributed (distributions in excess of) net investment income (loss)	$(355,354)	$(235,411)	$365,593	$1,324,783	$(569,392)	$(264,993)

Capital share transactions - shares:
Shares issued	12,399	1,121,162	737,426	88,275	5,647,554	15,998,102
Shares reinvested	258,414	18,839	1,202,339	1,200,863	686,448	2,355,082
Shares redeemed	(450,056)	(904,091)	(3,256,225)	(5,288,681)	(4,447,726)	(10,891,639)
Net increase (decrease) in shares outstanding	(179,243)	235,910	(1,316,460)	(3,999,543)	1,886,276	7,461,545

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENT OF CASH FLOWS

For the period ended April 30, 2018

(unaudited)

Transamerica Long/Short Strategy
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$124,539
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(9,840,882)
Proceeds from long-term investments	11,637,870
Purchases to cover securities sold short	(8,170,011)
Proceeds from securities sold short	7,235,878
Net purchases/proceeds of short-term investments	1,514,443
Net change in unrealized appreciation (depreciation)	299,122
Net realized gain (loss)	(543,604)
(Increase) decrease in receivables for investments sold	109,843
(Increase) decrease in receivables for interest	5
(Increase) decrease in receivables for dividends	6,328
(Increase) decrease in cash pledged with broker and/or custodian	335,968
(Increase) decrease in other assets	(3,528)
(Increase) decrease in prepaid expenses	(49)
Increase (decrease) in payables for investments purchased	40,905
Increase (decrease) in dividends, interest and fees for borrowings from securities sold short	517
Increase (decrease) in accrued liabilities	(13,474)
Net cash provided by (used for) operating activities	2,733,870

Cash flows from financing activities:
Increase (decrease) in payable to custodian for cash overdraft	44,974
Proceeds from shares sold, net of receivable for shares sold	77,000
Payment of shares redeemed, net of payable for shares redeemed	(2,856,000)
Net cash provided by (used for) financing activities	(2,734,026)
Net increase (decrease) in cash and foreign currencies	(156)
Cash and foreign currencies, at beginning of period	$156
Cash and foreign currencies, at end of period	$—

Supplemental disclosure of cash flow information:
Dividends, interest and fees for borrowings from securities sold short paid	$179,298
Non-cash financing activities included herein consist of reinvestment of distributions	$1,591,832

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Transamerica Core Bond
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$9.97		$10.15		$10.02		$10.16	$10.32	$10.86
Investment operations:
Net investment income (loss) (A)	0.14		0.26		0.24	(B)	0.27	0.30	0.32
Net realized and unrealized gain (loss)	(0.30)		(0.15)		0.16		(0.03)	0.12	(0.41)
Total investment operations	(0.16)		0.11		0.40		0.24	0.42	(0.09)
Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.29)		(0.27)		(0.30)	(0.39)	(0.41)
Net realized gains	—		—		—		(0.08)	(0.19)	(0.04)
Total dividends and/or distributions to shareholders	(0.15)		(0.29)		(0.27)		(0.38)	(0.58)	(0.45)
Net asset value, end of period/year	$9.66		$9.97		$10.15		$10.02	$10.16	$10.32
Total return	(1.65	)%(C)	1.11%		4.03%		2.44%	4.26%	(0.89)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,193,773		$1,309,829		$1,267,278		$930,168	$824,328	$1,133,793
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.46	%(D)	0.49%		0.49%		0.52%	0.51%	0.50%
Including waiver and/or reimbursement and recapture	0.46	%(D) (E)	0.49	%(E)	0.48	%(B)	0.52%	0.51%	0.50%
Net investment income (loss) to average net assets	2.81	%(D)	2.60%		2.40	%(B)	2.65%	2.99%	2.99%
Portfolio turnover rate	15	%(C)	29%		22%		17%	14%	3%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Transamerica Developing Markets Equity
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$12.18		$9.91	$9.19		$12.24		$12.19	$11.99
Investment operations:
Net investment income (loss) (A)	(0.02)		0.05	0.02	(B)	0.04		0.04	0.04
Net realized and unrealized gain (loss)	0.59		2.23	0.70		(2.25)		0.28	1.28
Total investment operations	0.57		2.28	0.72		(2.21)		0.32	1.32
Dividends and/or distributions to shareholders:
Net investment income	(0.05)		(0.01)	—		(0.01)		(0.02)	(0.04)
Net realized gains	—		—	—		(0.83)		(0.25)	(1.08)
Return of capital	—		—	—		(0.00	)(C)	—	—
Total dividends and/or distributions to shareholders	(0.05)		(0.01)	—		(0.84)		(0.27)	(1.12)
Net asset value, end of period/year	$12.70		$12.18	$9.91		$9.19		$12.24	$12.19
Total return	4.71	%(D)	23.04%	7.83%		(18.83)%		2.79%	11.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,207,364		$1,199,129	$1,009,399		$371,003		$963,173	$610,896
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20	%(E)	1.26%	1.29%		1.38%		1.32%	1.36%
Including waiver and/or reimbursement and recapture	1.20	%(E)	1.26%	1.27	%(B)	1.38%		1.32%	1.36%
Net investment income (loss) to average net assets	(0.26	)%(E)	0.47%	0.26	%(B)	0.42%		0.37%	0.32%
Portfolio turnover rate	34	%(D)	44%	27%		52%		57%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Global Real Estate Securities
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$14.07		$13.84	$14.26		$14.42	$13.34	$12.88
Investment operations:
Net investment income (loss) (A)	0.13		0.19	0.30	(B)	0.22	0.24	0.24
Net realized and unrealized gain (loss)	0.09		0.51	(0.39)		(0.06)	1.15	1.21
Total investment operations	0.22		0.70	(0.09)		0.16	1.39	1.45
Dividends and/or distributions to shareholders:
Net investment income	(0.41)		(0.47)	(0.33)		(0.32)	(0.31)	(0.99)
Net asset value, end of period/year	$13.88		$14.07	$13.84		$14.26	$14.42	$13.34
Total return	1.52	%(C)	5.26%	(0.65)%		1.13%	10.61%	11.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,516		$27,333	$38,432		$51,635	$56,478	$69,274
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.61	%(D)	1.44%	1.22%		1.15%	1.11%	0.99%
Including waiver and/or reimbursement and recapture	1.61	%(D)	1.44%	1.16	%(B)	1.15%	1.11%	0.99%
Net investment income (loss) to average net assets	1.85	%(D)	1.39%	2.12	%(B)	1.52%	1.73%	1.82%
Portfolio turnover rate	54	%(C)	109%	52%		49%	60%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was 0.01 to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.06% higher and 0.06% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Long/Short Strategy
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$6.78		$6.02	$9.18		$9.56		$8.80		$8.16
Investment operations:
Net investment income (loss) (A)	(0.05)		(0.12)	(0.15	)(B)	(0.14	)(C)	(0.15	)(C)	(0.15	)(C)
Net realized and unrealized gain (loss)	0.08		0.92	0.09	(D)	(0.12	)(C)	0.91	(C)	0.79	(C)
Total investment operations	0.03		0.80	(0.06)		(0.26)		0.76		0.64
Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.08)		—		—		—
Net realized gains	(0.63)		(0.04)	(3.02)		(0.12)		—		—
Total dividends and/or distributions to shareholders	(0.63)		(0.04)	(3.10)		(0.12)		—		—
Net asset value, end of period/year	$6.18		$6.78	$6.02		$9.18		$9.56		$8.80
Total return	0.52	%(E)	13.32%	(0.73)%		(2.81)%		8.64%		7.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,076		$17,731	$14,328		$35,474		$160,910		$122,388
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	3.87	%(F)	4.03%	3.67%		3.42	%(C)	3.46	%(C)	3.72	%(C)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	3.78	%(F)	3.89%	3.55	%(B)	3.42	%(C)	3.46	%(C)	3.72	%(C)
Including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short	1.59	%(F)	1.59%	1.49	%(B)	1.42%		1.37%		1.42%
Net investment income (loss) to average net assets	(1.46	)%(F)	(1.82)%	(2.24	)%(B)	(1.50	)%(C)	(1.65	)%(C)	(1.70	)%(C)
Portfolio turnover rate	352	%(E)	915%	955%		1,158%		339%		280%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was $0.01. The Expenses to average net assets including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short ratio, Expenses to average net assets including waiver and/or reimbursement and recapture, excluding dividends, interest and fees for borrowings from securities sold short ratio and Net investment income (loss) to average net assets ratio would have been 0.10% higher, 0.10% higher and 0.10% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Reclassified fees for borrowings from securities sold short from net realized gain (loss) to expenses. Please reference the Reclassification section of the Notes to Financial Statements for additional information.
(D)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period and years indicated:	Transamerica Mid Cap Value
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$17.02		$15.60	$15.95		$17.77	$16.58	$13.03
Investment operations:
Net investment income (loss) (A)	0.08		0.14	0.13	(B)	0.17	0.12	0.16
Net realized and unrealized gain (loss)	0.35		2.44	0.64		0.57	2.29	3.54
Total investment operations	0.43		2.58	0.77		0.74	2.41	3.70
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.15)	(0.13)		(0.17)	(0.15)	(0.15)
Net realized gains	(1.47)		(1.01)	(0.99)		(2.39)	(1.07)	—
Total dividends and/or distributions to shareholders	(1.63)		(1.16)	(1.12)		(2.56)	(1.22)	(0.15)
Net asset value, end of period/year	$15.82		$17.02	$15.60		$15.95	$17.77	$16.58
Total return	2.42	%(C)	17.08%	5.24%		3.96%	15.36%	28.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$179,799		$215,915	$260,300		$271,303	$271,912	$251,409
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.91	%(D)	0.89%	0.89%		0.88%	0.89%	0.89%
Including waiver and/or reimbursement and recapture	0.91	%(D)	0.89%	0.88	%(B)	0.88%	0.89%	0.89%
Net investment income (loss) to average net assets	1.01	%(D)	0.84%	0.84	%(B)	1.02%	0.73%	1.07%
Portfolio turnover rate	13	%(C)	11%	23%		14%	44%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Transamerica Total Return
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014		October 31, 2013
Net asset value, beginning of period/year	$10.28		$10.43		$10.46		$10.65		$10.51		$10.89
Investment operations:
Net investment income (loss) (A)	0.11		0.22		0.24	(B)	0.19		0.14		0.16
Net realized and unrealized gain (loss)	(0.34)		0.06		0.23		(0.02)		0.14		(0.27)
Total investment operations	(0.23)		0.28		0.47		0.17		0.28		(0.11)
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.16)		(0.31)		(0.18)		(0.14)		(0.16)
Net realized gains	—		(0.27)		(0.19)		(0.18)		—		(0.10)
Return of capital	—		—		—		—		—		(0.01)
Total dividends and/or distributions to shareholders	(0.11)		(0.43)		(0.50)		(0.36)		(0.14)		(0.27)
Net asset value, end of period/year	$9.94		$10.28		$10.43		$10.46		$10.65		$10.51
Total return	(2.23	)%(C)	2.87%		4.70%		1.62%		2.69%		(1.07)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$623,127		$625,067		$556,626		$608,634		$1,075,042		$946,120
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.76%		0.78%		0.79%		0.73%		0.74%
Including waiver and/or reimbursement and recapture	0.76	%(D)	0.76%		0.76	%(B)	0.79%		0.73%		0.74%
Net investment income (loss) to average net assets	2.13	%(D)	2.13%		2.35	%(B)	1.78%		1.30%		1.50%
Portfolio turnover rate	26	%(C)(E)	84	%(E)	31	%(E)	62	%(E)	178	%(E)	221%

(A)	Calculated based on average number of shares outstanding.
(B)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2017, and held for the entire six-month period until April 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other fund(s). To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Global Multifactor Macro	$1,000.00	$1,063.30	$7.67	$1,017.40	$7.50	1.50%
Transamerica Managed Futures Strategy	1,000.00	977.00	7.11	1,017.60	7.25	1.45

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the investment companies and/or exchange-traded funds (“ETFs”) in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Funds’ Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2018

Consolidated Schedules of Investments Composition

At April 30, 2018

(unaudited)

Transamerica Global Multifactor Macro
Asset Allocation	Percentage of Net Assets
Short-Term Investment Companies	87.0%
Net Other Assets (Liabilities)^	13.0
Total	100.0%

Transamerica Managed Futures Strategy
Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Obligations	86.0%
Short-Term Investment Companies	8.2
Net Other Assets (Liabilities)^	5.8
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 87.0%
Money Market Funds - 87.0%
BlackRock Liquidity Funds T-Fund Portfolio	8,852,964	$ 8,852,964
Dreyfus Treasury Cash Management	35,915,163	35,915,163
UBS Select Treasury Preferred	44,833,074	44,833,074

Total Short-Term Investment Companies (Cost $89,601,201)		89,601,201

Total Investments (Cost $89,601,201)		89,601,201
Net Other Assets (Liabilities) - 13.0%		13,339,248

Net Assets - 100.0%		$ 102,940,449

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	Receive	2.00%	Quarterly	09/10/2020	AUD	101,200,000	$(326,189)	$(228,496)	$(97,693)
3-Month CAD-CDOR	Pay	2.50	Semi-Annually/ Quarterly	09/14/2020	CAD	61,700,000	(85,018)	(130,477)	45,459
3-Month CAD-CDOR	Receive	3.00	Semi-Annually/ Quarterly	09/18/2028	CAD	12,900,000	256,507	335,430	(78,923)
3-Month NZD-BKBM	Receive	2.50	Semi-Annually/ Quarterly	09/16/2020	NZD	248,900,000	408,902	377,680	31,222
3-Month NZD-BKBM	Pay	3.50	Semi-Annually/ Quarterly	09/13/2028	NZD	29,200,000	(372,833)	(269,203)	(103,630)
3-Month SEK-STIBOR-SIDE	Pay	0.50	Annually/ Quarterly	09/16/2020	SEK	124,100,000	(147,116)	(116,166)	(30,950)
3-Month SEK-STIBOR-SIDE	Receive	1.50	Annually/ Quarterly	09/20/2028	SEK	51,100,000	81,802	5,549	76,253
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	09/21/2020	USD	313,600,000	3,771,761	2,515,238	1,256,523
3-Month USD-LIBOR	Receive	2.50	Semi-Annually/ Quarterly	09/19/2028	USD	34,400,000	(1,486,079)	(1,251,665)	(234,414)
6-Month AUD-BBR-BBSW	Pay	3.00	Semi-Annually	09/07/2028	AUD	10,700,000	(9,543)	(201)	(9,342)
6-Month CHF-LIBOR	Pay	0.00	Semi-Annually/ Annually	09/16/2020	CHF	61,100,000	(115,987)	(71,196)	(44,791)
6-Month CHF-LIBOR	Receive	0.50	Semi-Annually/ Annually	09/20/2028	CHF	8,900,000	(67,694)	(97,023)	29,329
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	09/21/2020	EUR	4,400,000	4,355	3,862	493
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	09/19/2028	EUR	500,000	(4,672)	(2,802)	(1,870)
6-Month GBP-LIBOR	Receive	1.00	Semi-Annually	09/21/2020	GBP	33,500,000	(156,998)	(195,335)	38,337
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	10,500,000	150,799	226,772	(75,973)
6-Month JPY-LIBOR	Pay	0.25	Semi-Annually	09/16/2020	JPY	21,328,300,000	(694,970)	(655,992)	(38,978)
6-Month JPY-LIBOR	Receive	0.25	Semi-Annually	09/20/2028	JPY	1,793,600,000	(155,737)	(90,665)	(65,072)
6-Month NOK-NIBOR	Receive	1.50	Semi-Annually/ Annually	09/16/2020	NOK	658,900,000	(170,729)	(83,516)	(87,213)
6-Month NOK-NIBOR	Pay	2.50	Semi-Annually/ Annually	09/20/2028	NOK	121,800,000	(241,721)	(162,028)	(79,693)

Total							$638,840	$109,766	$529,074

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (A)
Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
10-Year Canada Government Bond Futures	MLI	Receive	Maturity	06/20/2018	CAD	2,745,583	21,000	$(11,416)	$—	$(11,416)
10-Year Japan Government Bond Futures	MLI	Receive	Maturity	06/13/2018	JPY	1,205,683,200	8,000,000	(5,825)	—	(5,825)
10-Year U.K. Gilt Futures	MLI	Pay	Maturity	06/27/2018	GBP	3,260,134	27,000	56,288	—	56,288
10-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	06/20/2018	USD	38,356,980	320,000	106,980	—	106,980
BM&F Bovespa Index Futures	MLI	Pay	Maturity	06/13/2018	BRL	7,267,348	85	18,605	—	18,605
Corn Futures	CITI	Pay	Maturity	06/22/2018	USD	1,349,053	340,000	13,497	—	13,497
German Euro Bund Futures	MLI	Pay	Maturity	06/07/2018	EUR	12,791,969	81,000	79,667	—	79,667
Hang Seng Index Futures	MLI	Pay	Maturity	05/30/2018	HKD	16,686,147	550	9,639	—	9,639
Hang Seng Index Futures	GSI	Pay	Maturity	05/30/2018	HKD	40,719,506	1,350	53,907	—	53,907
Heating Oil Futures	CITI	Pay	Maturity	05/30/2018	USD	82,093	42,000	8,085	—	8,085
HSCEI China Index Futures	GSI	Receive	Maturity	05/30/2018	HKD	9,068,926	750	(7,463)	—	(7,463)
KOSPI 200 Index Futures	MLI	Pay	Maturity	06/14/2018	KRW	231,260,900	750,000	8,955	—	8,955
KOSPI 200 Index Futures	GSI	Pay	Maturity	06/14/2018	KRW	81,053,000	250,000	(728)	—	(728)
MSCI Brazil Index Futures	GSI	Receive	Monthly	06/20/2018	BRL	2,116,193	2,217	(4,136)	—	(4,136)
MSCI Brazil Index Futures	GSI	Receive	Monthly	06/20/2018	BRL	324,540	340	(666)	—	(666)
MSCI Hong Kong Index Futures	MLI	Receive	Monthly	06/20/2018	HKD	18,638,137	214	42,268	—	42,268
MSCI Italy Index Futures	MLI	Receive	Monthly	06/20/2018	EUR	1,368,607	12,269	18,642	137	18,505
MSCI Japan Index Futures	MLI	Receive	Monthly	06/20/2018	JPY	461,481,315	232,345	66,915	—	66,915
MSCI Mexico Index Futures	GSI	Pay	Monthly	06/20/2018	MXN	3,516,181	3,392	4,435	—	4,435
MSCI Singapore Index Futures	GSI	Receive	Monthly	06/20/2018	SGD	305,900	50	6,220	—	6,220
MSCI Singapore Index Futures	GSI	Receive	Monthly	06/20/2018	SGD	134,596	22	2,750	—	2,750
MSCI Singapore Index Futures	GSI	Receive	Monthly	06/20/2018	SGD	449,598	73	7,505	—	7,505
MSCI South Africa Index Futures	GSI	Pay	Monthly	06/20/2018	ZAR	30,096,064	29,902	(1,706)	—	(1,706)
MSCI Spain Index Futures	MLI	Pay	Monthly	06/20/2018	EUR	438,759	2,171	(7,670)	(44)	(7,626)
MSCI Taiwan Index Futures	MLI	Pay	Maturity	05/30/2018	USD	550,241	1,400	(2,141)	—	(2,141)
MSCI Taiwan Index Futures	GSI	Pay	Maturity	05/30/2018	USD	117,009	300	441	—	441
MSCI Thailand Index Futures	GSI	Receive	Monthly	06/20/2018	USD	101,130	68	(925)	—	(925)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (A)
Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Natural Gas Futures	MLI	Pay	Maturity	05/29/2018	USD	550,000	200,000	$2,600	$—	$2,600
Soybean Futures	MLI	Pay	Maturity	06/22/2018	USD	318,805	30,000	(4,255)	—	(4,255)
Soybean Futures	CITI	Pay	Maturity	06/22/2018	USD	106,547	10,000	(1,697)	—	(1,697)
Soybean Meal Futures	MLI	Pay	Maturity	06/22/2018	USD	155,790	400	1,730	—	1,730
Soybean Oil Futures	CITI	Pay	Maturity	06/22/2018	USD	478,305	1,500,000	(19,005)	—	(19,005)
Swiss Market Index Futures	MLI	Receive	Maturity	06/15/2018	CHF	3,938,850	450	(38,143)	—	(38,143)
TAIEX Futures	MLI	Pay	Maturity	05/16/2018	TWD	32,807,909	3,000	(33,053)	—	(33,053)
Tel Aviv 35 Index Futures	MLI	Receive	Maturity	05/25/2018	ILS	887,230	600	2,247	—	2,247
Wheat Futures	CITI	Pay	Maturity	06/22/2018	USD	317,672	65,000	14,153	—	14,153
WIG 20 Index Futures	GSI	Pay	Maturity	06/15/2018	PLN	45,414	20	144	—	144

Total								$386,844	$93	$386,751

Value
OTC Swap Agreements, at value (Assets)	$525,673
OTC Swap Agreements, at value (Liabilities)	$(138,829)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	3	05/11/2018	$160,876	$169,575	$8,699	$—
3-Month Aluminum	Short	(3)	05/11/2018	(159,702)	(169,575)	—	(9,873)
3-Month Aluminum	Long	3	05/14/2018	159,841	169,688	9,847	—
3-Month Aluminum	Short	(3)	05/14/2018	(159,993)	(169,688)	—	(9,695)
3-Month Aluminum	Long	1	05/15/2018	54,147	56,575	2,428	—
3-Month Aluminum	Short	(1)	05/15/2018	(54,153)	(56,575)	—	(2,422)
3-Month Aluminum	Long	2	06/06/2018	107,406	113,250	5,844	—
3-Month Aluminum	Short	(2)	06/06/2018	(107,423)	(113,250)	—	(5,827)
3-Month Aluminum	Long	1	06/08/2018	52,503	56,628	4,125	—
3-Month Aluminum	Short	(1)	06/08/2018	(52,566)	(56,628)	—	(4,062)
3-Month Aluminum	Long	1	06/14/2018	52,740	56,638	3,898	—
3-Month Aluminum	Short	(1)	06/14/2018	(52,848)	(56,638)	—	(3,790)
3-Month Aluminum	Long	2	06/28/2018	102,039	113,195	11,156	—
3-Month Aluminum	Short	(2)	06/28/2018	(101,518)	(113,195)	—	(11,677)
3-Month Aluminum	Long	1	07/10/2018	54,357	56,565	2,208	—
3-Month Aluminum	Short	(1)	07/10/2018	(54,522)	(56,565)	—	(2,043)
3-Month Aluminum	Long	1	07/11/2018	56,181	56,561	380	—
3-Month Aluminum	Short	(1)	07/11/2018	(55,735)	(56,561)	—	(826)
3-Month Aluminum	Long	1	07/18/2018	62,525	56,538	—	(5,987)
3-Month Aluminum	Short	(1)	07/18/2018	(61,197)	(56,537)	4,660	—
3-Month Aluminum	Long	1	07/25/2018	54,953	56,406	1,453	—
3-Month Aluminum	Short	(1)	07/25/2018	(54,997)	(56,406)	—	(1,409)
3-Month Copper	Long	2	07/10/2018	346,172	340,119	—	(6,053)
3-Month Copper	Short	(2)	07/10/2018	(345,994)	(340,119)	5,875	—
3-Month Copper	Long	1	07/18/2018	173,407	170,100	—	(3,307)
3-Month Copper	Short	(1)	07/18/2018	(174,906)	(170,100)	4,806	—
3-Month Copper	Long	1	05/11/2018	171,003	169,444	—	(1,559)
3-Month Copper	Short	(1)	05/11/2018	(170,834)	(169,444)	1,390	—
3-Month Copper	Long	2	05/14/2018	351,278	339,000	—	(12,278)
3-Month Copper	Short	(2)	05/14/2018	(350,711)	(339,000)	11,711	—
3-Month Copper	Long	1	05/21/2018	176,194	169,444	—	(6,750)
3-Month Copper	Short	(1)	05/21/2018	(176,172)	(169,444)	6,728	—
3-Month Nickel	Long	2	05/14/2018	162,426	163,198	772	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FUTURES CONTRACTS (continued):
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Nickel	Short	(2)	05/14/2018	$(164,214)	$(163,198)	$1,016	$—
3-Month Nickel	Long	1	06/28/2018	77,975	81,754	3,779	—
3-Month Nickel	Short	(1)	06/28/2018	(77,997)	(81,754)	—	(3,757)
3-Month Zinc	Long	1	05/11/2018	85,035	78,190	—	(6,845)
3-Month Zinc	Short	(1)	05/11/2018	(84,749)	(78,190)	6,559	—
3-Month Zinc	Long	2	05/14/2018	173,056	156,415	—	(16,641)
3-Month Zinc	Short	(2)	05/14/2018	(175,070)	(156,415)	18,655	—
3-Month Zinc	Long	1	07/11/2018	81,000	78,188	—	(2,812)
3-Month Zinc	Short	(1)	07/11/2018	(81,248)	(78,188)	3,060	—
10-Year Australia Treasury Bond	Short	(48)	06/15/2018	(4,655,752)	(4,621,654)	34,098	—
10-Year Canada Government Bond	Short	(4)	06/20/2018	(407,899)	(409,518)	—	(1,619)
10-Year Japan Government Bond	Short	(24)	06/13/2018	(33,089,768)	(33,071,350)	18,418	—
10-Year Japan Government Bond Mini	Short	(208)	06/12/2018	(28,673,730)	(28,673,253)	477	—
10-Year U.S. Treasury Note	Short	(97)	06/20/2018	(11,673,206)	(11,603,625)	69,581	—
Aluminum	Long	10	06/18/2018	549,912	566,250	16,338	—
Aluminum	Short	(5)	06/18/2018	(261,892)	(283,125)	—	(21,233)
Amsterdam Index	Long	29	05/18/2018	3,813,259	3,872,905	59,646	—
BIST 30 Index	Long	4	06/29/2018	13,220	12,710	—	(510)
Brent Crude Oil	Long	17	05/31/2018	1,194,400	1,269,730	75,330	—
CAC 40 Index	Short	(57)	05/18/2018	(3,654,360)	(3,767,240)	—	(112,880)
Copper	Long	1	06/06/2018	174,228	169,691	—	(4,537)
Copper	Short	(1)	06/06/2018	(174,914)	(169,691)	5,223	—
Copper	Long	1	06/08/2018	171,790	169,723	—	(2,067)
Copper	Short	(1)	06/08/2018	(171,189)	(169,723)	1,466	—
Copper	Long	1	06/14/2018	175,560	169,820	—	(5,740)
Copper	Short	(1)	06/14/2018	(175,497)	(169,820)	5,677	—
Copper	Long	8	06/18/2018	1,395,765	1,358,600	—	(37,165)
Copper	Short	(4)	06/18/2018	(685,609)	(679,300)	6,309	—
Copper	Long	1	06/28/2018	166,315	169,853	3,538	—
Copper	Short	(1)	06/28/2018	(166,149)	(169,853)	—	(3,704)
Corn	Long	31	07/13/2018	616,788	621,163	4,375	—
Crude	Long	51	05/22/2018	3,302,634	3,497,070	194,436	—
DAX® Index	Short	(15)	06/15/2018	(5,633,343)	(5,710,890)	—	(77,547)
EURO STOXX 50®	Short	(45)	06/15/2018	(1,865,979)	(1,887,841)	—	(21,862)
FTSE 100 Index	Short	(105)	06/15/2018	(10,254,377)	(10,783,686)	—	(529,309)
FTSE Bursa Malaysia KLCI	Long	5	05/31/2018	118,486	118,772	286	—
FTSE JSE Top 40 Index	Long	1	06/21/2018	40,842	41,578	736	—
FTSE MIB Index	Long	31	06/15/2018	4,172,781	4,417,025	244,244	—
German Euro Bund	Long	98	06/07/2018	18,798,139	18,786,048	—	(12,091)
Gold 100 oz	Long	7	06/27/2018	922,128	923,440	1,312	—
Hang Seng Index	Long	9	05/30/2018	1,730,787	1,758,169	27,382	—
HSCEI Index	Long	2	05/30/2018	152,191	156,269	4,078	—
IBEX 35 Index	Short	(13)	05/18/2018	(1,533,765)	(1,565,704)	—	(31,939)
KOSPI 200 Index	Short	(23)	06/14/2018	(1,685,156)	(1,737,840)	—	(52,684)
KOSPI 200 Index	Long	13	06/21/2018	1,430,906	1,459,738	28,832	—
Lead	Long	1	06/18/2018	63,328	58,013	—	(5,315)
Mexican Bolsa Index	Short	(27)	06/15/2018	(704,231)	(699,281)	4,950	—
MSCI Singapore Index	Long	72	05/30/2018	2,185,659	2,233,575	47,916	—
MSCI Taiwan Index	Long	67	05/30/2018	2,603,687	2,636,450	32,763	—
Natural Gas	Long	63	05/29/2018	1,714,901	1,740,690	25,789	—
New York Harbor ULSD	Long	5	05/31/2018	428,256	451,353	23,097	—
Nickel	Long	4	06/18/2018	330,159	326,904	—	(3,255)
Nickel	Short	(1)	06/18/2018	(77,935)	(81,726)	—	(3,791)
OMX Stockholm 30 Index	Short	(75)	05/18/2018	(1,310,595)	(1,340,410)	—	(29,815)
RBOB Gasoline	Long	3	05/31/2018	246,757	268,481	21,724	—
S&P 500® E-Mini	Short	(4)	06/15/2018	(536,532)	(529,400)	7,132	—
S&P/TSX 60 Index	Short	(55)	06/14/2018	(7,815,432)	(7,881,070)	—	(65,638)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FUTURES CONTRACTS (continued):
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
SET 50 Index	Long	33	06/28/2018	$246,756	$246,538	$—	$(218)
Silver	Long	9	07/27/2018	776,332	738,045	—	(38,287)
Soybean	Long	6	07/13/2018	317,813	314,550	—	(3,263)
Soybean Oil	Long	4	07/13/2018	76,908	73,488	—	(3,420)
TOPIX Index	Short	(7)	06/07/2018	(1,090,597)	(1,139,453)	—	(48,856)
U.K. Gilt	Short	(2)	06/27/2018	(335,105)	(336,631)	—	(1,526)
Wheat	Long	17	07/13/2018	426,612	433,925	7,313	—
Zinc	Long	5	06/18/2018	430,755	391,125	—	(39,630)

Total						$1,091,515	$(1,275,514)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/20/2018	USD	7,600,500	AUD	9,845,000	$187,577	$—
CITI	06/20/2018	USD	5,661,917	BRL	19,168,018	217,488	—
CITI	06/20/2018	USD	5,402,690	CAD	6,944,000	2,766	(14,909)
CITI	06/20/2018	USD	16,462,729	CHF	15,950,000	295,495	—
CITI	06/20/2018	USD	1,696,507	CLP	1,030,000,000	17,483	—
CITI	06/20/2018	USD	162,107	CNH	1,028,000	165	(375)
CITI	06/20/2018	USD	643,171	COP	1,850,000,000	—	(14,957)
CITI	06/20/2018	USD	801,995	CZK	16,580,703	17,488	—
CITI	06/20/2018	USD	24,058,796	EUR	19,431,000	503,522	(1,795)
CITI	06/20/2018	USD	14,967,506	GBP	10,721,000	171,042	—
CITI	06/20/2018	USD	3,331,215	HKD	26,055,000	7,476	(5)
CITI	06/20/2018	USD	370,731	HUF	92,562,000	13,274	—
CITI	06/20/2018	USD	2,278,662	IDR	31,600,000,000	21,661	(1,540)
CITI	06/20/2018	USD	2,741,982	ILS	9,480,000	99,854	—
CITI	06/20/2018	USD	3,135,374	INR	206,814,000	53,466	—
CITI	06/20/2018	USD	19,279,728	JPY	2,045,339,000	504,035	—
CITI	06/20/2018	USD	5,528,246	KRW	5,922,189,000	3,278	(28,039)
CITI	06/20/2018	USD	2,389,148	MXN	44,790,000	24,705	(11,279)
CITI	06/20/2018	USD	14,777,145	NOK	115,377,000	368,517	—
CITI	06/20/2018	USD	7,872,440	NZD	10,815,000	263,907	—
CITI	06/20/2018	USD	3,215,431	PHP	169,000,000	—	(41,971)
CITI	06/20/2018	USD	1,707,443	PLN	5,831,000	44,820	—
CITI	06/20/2018	USD	1,280,045	RUB	80,000,000	28,000	(10,622)
CITI	06/20/2018	USD	23,159,874	SEK	189,554,000	1,426,690	—
CITI	06/20/2018	USD	322,211	SGD	423,659	2,350	—
CITI	06/20/2018	USD	107,154	THB	3,343,000	1,077	—
CITI	06/20/2018	USD	2,807,105	TRY	11,494,000	46,981	(24,955)
CITI	06/20/2018	USD	108,658	TWD	3,200,000	117	—
CITI	06/20/2018	HUF	372,562,000	USD	1,473,282	—	(34,516)
CITI	06/20/2018	PLN	10,299,000	USD	3,040,295	—	(103,687)
CITI	06/20/2018	CLP	1,460,000,000	USD	2,450,831	—	(70,854)
CITI	06/20/2018	AUD	9,178,000	USD	7,169,074	—	(258,377)
CITI	06/20/2018	COP	2,340,000,000	USD	836,504	6,569	(10,631)
CITI	06/20/2018	TRY	19,368,000	USD	4,849,046	6,819	(162,857)
CITI	06/20/2018	MXN	105,391,166	USD	5,580,424	42,449	(32,785)
CITI	06/20/2018	EUR	12,225,000	USD	15,186,190	—	(365,277)
CITI	06/20/2018	ZAR	21,270,000	USD	1,771,191	—	(76,328)
CITI	06/20/2018	CAD	31,487,000	USD	24,818,171	20,444	(285,497)
CITI	06/20/2018	JPY	2,905,964,000	USD	27,407,751	—	(731,742)
CITI	06/20/2018	CZK	39,280,703	USD	1,914,536	—	(55,994)
CITI	06/20/2018	KRW	3,146,367,000	USD	2,959,128	3,625	(12,527)
CITI	06/20/2018	SGD	5,981,659	USD	4,552,458	—	(36,317)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/20/2018	BRL	8,852,000	USD	2,684,179	$—	$(169,884)
CITI	06/20/2018	NZD	11,691,000	USD	8,449,740	—	(224,924)
CITI	06/20/2018	NOK	108,743,000	USD	14,097,862	—	(517,707)
CITI	06/20/2018	TWD	35,900,000	USD	1,239,007	—	(21,309)
CITI	06/20/2018	HKD	10,565,000	USD	1,351,868	—	(4,130)
CITI	06/20/2018	CNH	13,208,000	USD	2,087,755	3,810	(6,057)
CITI	06/20/2018	GBP	17,816,000	USD	25,218,171	—	(629,621)
CITI	06/20/2018	THB	171,000	USD	5,475	2	(51)
CITI	06/20/2018	INR	102,814,000	USD	1,564,104	—	(31,989)
CITI	06/20/2018	PHP	10,000,000	USD	192,976	—	(231)
CITI	06/20/2018	RUB	42,000,000	USD	734,011	—	(71,112)
CITI	06/20/2018	SEK	15,038,000	USD	1,885,933	—	(161,761)
CITI	06/20/2018	USD	3,024,979	ZAR	36,605,000	108,174	—

Total						$4,515,126	$(4,226,612)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$89,601,201	$—	$—	$89,601,201

Total Investments	$89,601,201	$—	$—	$89,601,201

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$4,674,126	$—	$4,674,126
Over-the-Counter Total Return Swap Agreements	—	525,673	—	525,673
Futures Contracts (C)	1,091,515	—	—	1,091,515
Forward Foreign Currency Contracts (C)	—	4,515,126	—	4,515,126

Total Other Financial Instruments	$1,091,515	$9,714,925	$—	$10,806,440

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(4,035,286)	$—	$(4,035,286)
Over-the-Counter Total Return Swap Agreements	—	(138,829)	—	(138,829)
Futures Contracts (C)	(1,275,514)	—	—	(1,275,514)
Forward Foreign Currency Contracts (C)	—	(4,226,612)	—	(4,226,612)

Total Other Financial Instruments	$(1,275,514)	$(8,400,727)	$—	$(9,676,241)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 86.0%
U.S. Treasury Bill 1.39% (A), 05/17/2018	$ 100,577,000	$ 100,505,701
1.44% (A), 05/24/2018	24,172,000	24,147,329
1.48% (A), 06/07/2018	1,460,000	1,457,541
1.49% (A), 06/14/2018	306,000	305,384
1.51% (A), 06/21/2018	5,122,000	5,109,755
1.56% (A), 06/28/2018	9,098,000	9,073,174
1.61% (A), 07/05/2018 - 07/12/2018	9,033,000	9,002,105
1.63% (A), 07/19/2018	1,395,000	1,389,628
1.64% (A), 07/19/2018	6,224,000	6,200,030
1.65% (A), 07/26/2018	2,617,000	2,605,864
1.69% (A), 08/09/2018	1,152,000	1,146,096

Total Short-Term U.S. Government Obligations (Cost $160,967,411)		160,942,607

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 8.2%
Money Market Funds - 8.2%
BlackRock Liquidity Funds T-Fund Portfolio	842,400	$ 842,400
Dreyfus Treasury Cash Management	3,369,599	3,369,599
UBS Select Treasury Preferred	11,240,144	11,240,144

Total Short-Term Investment Companies (Cost $15,452,143)		15,452,143

Total Investments (Cost $176,419,554)		176,394,750
Net Other Assets (Liabilities) - 5.8%		10,782,044

Net Assets - 100.0%		$ 187,176,794

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (B)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	06/29/2018	USD	9,688,669	912,000	$207,574	$—	$207,574
5-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	06/29/2018	USD	50,023,745	439,000	217,823	—	217,823
10-Year Canada Government Bond Futures	BOA	Receive	Maturity	06/20/2018	CAD	13,401,104	102,000	(4,499)	—	(4,499)
10-Year Italy Government Bond Futures	BOA	Pay	Maturity	06/07/2018	EUR	12,974,011	94,000	112,221	—	112,221
10-Year Japan Government Bond Futures	BOA	Pay	Maturity	06/13/2018	JPY	2,415,142,300	16,000,000	(22,890)	—	(22,890)
10-Year U.K. Gilt Futures	BOA	Receive	Maturity	06/27/2018	GBP	6,797,641	56,000	(67,347)	—	(67,347)
10-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	06/20/2018	USD	34,176,063	285,000	109,657	—	109,657
20-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	06/20/2018	USD	5,902,851	41,000	24,476	—	24,476
Aluminum Futures	CITI	Pay	Maturity	06/18/2018	USD	109,050	50	4,200	—	4,200
BM&F Bovespa Index Futures	MLI	Pay	Maturity	06/13/2018	BRL	6,410,933	75	16,825	—	16,825
Cocoa Futures	CITI	Pay	Maturity	06/01/2018	USD	228,360	90	25,890	—	25,890
Cocoa Futures	MLI	Pay	Maturity	06/01/2018	USD	307,140	120	31,860	—	31,860
Cocoa Futures	CITI	Receive	Maturity	06/29/2018	GBP	17,610	10	(1,982)	—	(1,982)
Coffee Futures	CITI	Receive	Maturity	06/08/2018	USD	270,405	225,000	(5,895)	—	(5,895)
Coffee Futures	MLI	Receive	Maturity	06/08/2018	USD	2,468,531	2,062,500	(64,219)	—	(64,219)
Copper Futures	CITI	Pay	Maturity	06/18/2018	USD	881,188	125	(32,062)	—	(32,062)
Corn Futures	MLI	Pay	Maturity	06/22/2018	USD	896,444	225,000	5,244	—	5,244
Cotton No. 2 Futures	GSI	Pay	Maturity	06/15/2018	USD	540,793	650,000	4,168	—	4,168
Euro OAT Futures	BOA	Pay	Maturity	06/07/2018	EUR	11,115,089	72,000	(49,233)	—	(49,233)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (B)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Gasoil Bullet Futures	MLI	Pay	Maturity	06/11/2018	USD	833,350	1,400	$80,850	$—	$80,850
Gasoil Bullet Futures	CITI	Pay	Maturity	06/11/2018	USD	1,252,650	2,100	118,650	—	118,650
German Euro BOBL Futures	BOA	Pay	Maturity	06/07/2018	EUR	6,949,014	53,000	(7,263)	—	(7,263)
German Euro Schatz Futures	BOA	Pay	Maturity	06/07/2018	EUR	18,697,053	167,000	(8,753)	—	(8,753)
Gold Futures	MLI	Pay	Maturity	05/31/2018	USD	1,985,100	1,500	(11,250)	—	(11,250)
Gold Futures	CITI	Pay	Maturity	05/31/2018	USD	2,913,350	2,200	(18,370)	—	(18,370)
Hang Seng Index Futures	GSI	Pay	Maturity	05/30/2018	HKD	1,500,081	50	3,022	—	3,022
Heating Oil Futures	MLI	Pay	Maturity	05/30/2018	USD	819,000	420,000	82,782	—	82,782
Heating Oil Futures	CITI	Pay	Maturity	05/30/2018	USD	1,477,678	756,000	145,530	—	145,530
HG Copper Futures	CITI	Pay	Maturity	06/29/2018	USD	477,345	150,000	(16,845)	—	(16,845)
HG Copper Futures	MLI	Pay	Maturity	06/29/2018	USD	318,800	100,000	(11,800)	—	(11,800)
HSCEI China Index Futures	GSI	Pay	Maturity	05/30/2018	HKD	7,231,969	600	8,923	—	8,923
Lean Hog Futures	MLI	Receive	Maturity	06/14/2018	USD	501,143	640,000	35,863	—	35,863
MSCI Singapore Index Futures	GSI	Pay	Maturity	05/31/2018	SGD	323,465	800	3,873	—	3,873
Natural Gas Futures	CITI	Receive	Maturity	05/29/2018	USD	192,640	70,000	(770)	—	(770)
Natural Gas Futures	MLI	Receive	Maturity	05/29/2018	USD	1,813,680	660,000	(9,900)	—	(9,900)
Nickel Futures	CITI	Pay	Maturity	06/18/2018	USD	647,472	48	6,336	—	6,336
RBOB Gasoline Futures	CITI	Pay	Maturity	05/30/2018	USD	904,688	462,000	77,893	—	77,893
RBOB Gasoline Futures	MLI	Pay	Maturity	05/30/2018	USD	245,839	126,000	22,138	—	22,138
Soybean Futures	CITI	Pay	Maturity	06/22/2018	USD	4,184,946	395,000	(43,371)	—	(43,371)
Soybean Futures	MLI	Pay	Maturity	06/22/2018	USD	1,172,360	110,000	(19,010)	—	(19,010)
Soybean Meal Futures	MLI	Pay	Maturity	06/22/2018	USD	1,753,450	4,500	18,650	—	18,650
Soybean Oil Futures	CITI	Receive	Maturity	06/22/2018	USD	287,074	900,000	11,494	—	11,494
Soybean Oil Futures	MLI	Receive	Maturity	06/22/2018	USD	842,034	2,640,000	33,666	—	33,666
Sugar Futures	CITI	Receive	Maturity	06/15/2018	USD	1,361,035	10,976,000	71,355	—	71,355
Sugar Futures	MLI	Receive	Maturity	06/15/2018	USD	860,014	6,944,000	44,094	—	44,094
Swiss Market Index Futures	MLI	Receive	Maturity	06/15/2018	CHF	700,240	80	(6,781)	—	(6,781)
U.S. Treasury Note Futures	BOA	Receive	Maturity	06/20/2018	USD	7,793,282	50,000	(25,469)	—	(25,469)
Wheat Futures	MLI	Pay	Maturity	06/22/2018	USD	122,375	25,000	5,250	—	5,250
Wheat Futures	MLI	Pay	Maturity	06/22/2018	USD	52,600	10,000	1,150	—	1,150
WTI Crude Oil Futures	CITI	Pay	Maturity	05/21/2018	USD	1,614,886	26,000	166,894	—	166,894
WTI Crude Oil Futures	MLI	Pay	Maturity	05/21/2018	USD	1,486,080	24,000	158,640	—	158,640
Zinc Futures	CITI	Pay	Maturity	06/18/2018	USD	86,650	25	(8,425)	—	(8,425)

Total								$1,420,857	$—	$1,420,857

Value
OTC Swap Agreements, at value (Assets)	$1,856,991
OTC Swap Agreements, at value (Liabilities)	$(436,134)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(232)	09/17/2018	$(56,815,360)	$(56,555,800)	$259,560	$—
90-Day Eurodollar	Short	(213)	12/17/2018	(52,105,092)	(51,841,538)	263,554	—
90-Day Eurodollar	Short	(201)	03/18/2019	(49,122,931)	(48,865,613)	257,318	—
90-Day Eurodollar	Short	(196)	06/17/2019	(47,844,392)	(47,603,500)	240,892	—
90-Day Eurodollar	Short	(187)	09/16/2019	(45,610,109)	(45,389,575)	220,534	—
90-Day Eurodollar	Short	(186)	12/16/2019	(45,302,304)	(45,118,950)	183,354	—
90-Day Eurodollar	Short	(169)	03/16/2020	(41,024,555)	(40,986,725)	37,830	—
90-Day Sterling	Short	(100)	09/19/2018	(17,043,659)	(17,062,468)	—	(18,809)
90-Day Sterling	Short	(99)	12/19/2018	(16,857,911)	(16,878,214)	—	(20,303)
90-Day Sterling	Short	(96)	03/20/2019	(16,336,650)	(16,353,536)	—	(16,886)
90-Day Sterling	Short	(118)	06/19/2019	(20,068,652)	(20,084,977)	—	(16,325)
90-Day Sterling	Short	(99)	09/18/2019	(16,824,317)	(16,839,029)	—	(14,712)
90-Day Sterling	Short	(96)	12/18/2019	(16,304,455)	(16,315,539)	—	(11,084)
90-Day Sterling	Short	(74)	03/18/2020	(12,557,096)	(12,568,921)	—	(11,825)
3-Month Aluminum	Long	1	06/29/2018	50,216	56,593	6,377	—
3-Month Aluminum	Short	(1)	06/29/2018	(50,380)	(56,593)	—	(6,213)
3-Month Aluminum	Long	1	05/14/2018	53,346	56,563	3,217	—
3-Month Aluminum	Short	(1)	05/14/2018	(53,455)	(56,563)	—	(3,108)
3-Month Aluminum	Long	1	05/15/2018	54,175	56,575	2,400	—
3-Month Aluminum	Short	(1)	05/15/2018	(54,087)	(56,575)	—	(2,488)
3-Month Aluminum	Long	1	06/14/2018	52,903	56,638	3,735	—
3-Month Aluminum	Short	(1)	06/14/2018	(52,738)	(56,638)	—	(3,900)
3-Month Aluminum	Long	1	06/15/2018	52,203	56,635	4,432	—
3-Month Aluminum	Short	(1)	06/15/2018	(52,090)	(56,635)	—	(4,545)
3-Month Aluminum	Long	1	06/19/2018	51,971	56,628	4,657	—
3-Month Aluminum	Short	(1)	06/19/2018	(52,126)	(56,628)	—	(4,502)
3-Month Aluminum	Long	1	06/26/2018	51,196	56,607	5,411	—
3-Month Aluminum	Short	(1)	06/26/2018	(51,298)	(56,607)	—	(5,309)
3-Month Aluminum	Long	1	06/28/2018	50,756	56,597	5,841	—
3-Month Aluminum	Short	(1)	06/28/2018	(50,763)	(56,597)	—	(5,834)
3-Month Aluminum	Long	1	07/03/2018	50,550	56,584	6,034	—
3-Month Aluminum	Short	(1)	07/03/2018	(50,502)	(56,584)	—	(6,082)
3-Month Aluminum	Long	3	07/05/2018	149,653	169,737	20,084	—
3-Month Aluminum	Short	(3)	07/05/2018	(149,307)	(169,737)	—	(20,430)
3-Month Aluminum	Long	1	07/06/2018	49,803	56,574	6,771	—
3-Month Aluminum	Short	(1)	07/06/2018	(49,867)	(56,574)	—	(6,707)
3-Month Aluminum	Long	1	07/10/2018	54,353	56,565	2,212	—
3-Month Aluminum	Short	(1)	07/10/2018	(54,122)	(56,565)	—	(2,443)
3-Month Aluminum	Long	2	07/11/2018	112,359	113,121	762	—
3-Month Aluminum	Short	(2)	07/11/2018	(113,494)	(113,121)	373	—
3-Month Aluminum	Long	2	07/12/2018	111,463	113,112	1,649	—
3-Month Aluminum	Short	(2)	07/12/2018	(112,294)	(113,112)	—	(818)
3-Month Aluminum	Long	2	07/13/2018	115,571	113,103	—	(2,468)
3-Month Aluminum	Short	(2)	07/13/2018	(116,645)	(113,103)	3,542	—
3-Month Aluminum	Long	2	07/16/2018	117,662	113,094	—	(4,568)
3-Month Aluminum	Short	(2)	07/16/2018	(116,145)	(113,094)	3,051	—
3-Month Aluminum	Long	2	07/17/2018	119,611	113,084	—	(6,527)
3-Month Aluminum	Short	(2)	07/17/2018	(119,769)	(113,084)	6,685	—
3-Month Aluminum	Long	1	07/18/2018	62,523	56,538	—	(5,985)
3-Month Aluminum	Short	(1)	07/18/2018	(61,623)	(56,538)	5,085	—
3-Month Aluminum	Long	1	07/23/2018	59,915	56,438	—	(3,477)
3-Month Aluminum	Short	(1)	07/23/2018	(62,398)	(56,438)	5,960	—
3-Month Aluminum	Long	1	07/24/2018	55,893	56,422	529	—
3-Month Aluminum	Short	(1)	07/24/2018	(57,131)	(56,422)	709	—
3-Month Aluminum	Long	1	07/26/2018	55,840	56,396	556	—
3-Month Aluminum	Short	(1)	07/26/2018	(55,254)	(56,396)	—	(1,142)
3-Month Canada Bankers’ Acceptance	Short	(35)	09/17/2018	(6,673,971)	(6,677,927)	—	(3,956)
3-Month Copper	Long	2	06/29/2018	335,663	339,740	4,077	—
3-Month Copper	Short	(2)	06/29/2018	(336,710)	(339,741)	—	(3,031)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Copper	Long	1	07/24/2018	$175,397	$170,093	$—	$(5,304)
3-Month Copper	Short	(1)	07/24/2018	(174,798)	(170,093)	4,705	—
3-Month Copper	Long	1	07/30/2018	170,622	170,175	—	(447)
3-Month Copper	Short	(1)	07/30/2018	(170,867)	(170,175)	692	—
3-Month Copper	Long	1	05/11/2018	171,003	169,444	—	(1,559)
3-Month Copper	Short	(1)	05/11/2018	(170,833)	(169,444)	1,389	—
3-Month EURIBOR	Short	(29)	09/17/2018	(8,781,946)	(8,783,114)	—	(1,168)
3-Month EURIBOR	Long	14	12/17/2018	4,239,306	4,239,490	184	—
3-Month EURIBOR	Long	77	03/18/2019	23,302,353	23,309,059	6,706	—
3-Month EURIBOR	Long	97	06/17/2019	29,331,431	29,341,396	9,965	—
3-Month EURIBOR	Long	86	09/16/2019	25,981,932	25,988,058	6,126	—
3-Month EURIBOR	Long	75	12/16/2019	22,636,722	22,641,362	4,640	—
3-Month EURIBOR	Long	48	03/16/2020	14,473,235	14,475,980	2,745	—
3-Month Euroswiss	Short	(8)	09/17/2018	(2,032,214)	(2,032,291)	—	(77)
3-Month Euroswiss	Short	(7)	12/17/2018	(1,777,064)	(1,777,371)	—	(307)
3-Month Euroswiss	Short	(3)	03/18/2019	(760,948)	(761,125)	—	(177)
3-Month Nickel	Long	2	05/11/2018	156,825	163,178	6,353	—
3-Month Nickel	Short	(2)	05/11/2018	(156,502)	(163,178)	—	(6,676)
3-Month Nickel	Long	3	05/14/2018	242,032	244,797	2,765	—
3-Month Nickel	Short	(3)	05/14/2018	(241,167)	(244,797)	—	(3,630)
3-Month Nickel	Long	1	06/15/2018	82,563	81,708	—	(855)
3-Month Nickel	Short	(1)	06/15/2018	(81,860)	(81,708)	152	—
3-Month Nickel	Long	1	06/19/2018	80,583	81,722	1,139	—
3-Month Nickel	Short	(1)	06/19/2018	(80,597)	(81,722)	—	(1,125)
3-Month Nickel	Long	1	06/26/2018	77,262	81,745	4,483	—
3-Month Nickel	Short	(1)	06/26/2018	(77,457)	(81,745)	—	(4,288)
3-Month Nickel	Long	1	07/30/2018	83,253	81,900	—	(1,353)
3-Month Nickel	Short	(1)	07/30/2018	(82,832)	(81,900)	932	—
3-Month Zinc	Long	2	05/11/2018	169,564	156,380	—	(13,184)
3-Month Zinc	Short	(2)	05/11/2018	(169,642)	(156,380)	13,262	—
3-Month Zinc	Long	3	05/14/2018	261,221	234,622	—	(26,599)
3-Month Zinc	Short	(3)	05/14/2018	(258,966)	(234,622)	24,344	—
3-Month Zinc	Long	1	06/05/2018	82,878	78,222	—	(4,656)
3-Month Zinc	Short	(1)	06/05/2018	(82,417)	(78,222)	4,195	—
3-Month Zinc	Long	1	06/06/2018	82,028	78,223	—	(3,805)
3-Month Zinc	Short	(1)	06/06/2018	(82,904)	(78,223)	4,681	—
3-Month Zinc	Long	1	06/07/2018	81,953	78,223	—	(3,730)
3-Month Zinc	Short	(1)	06/07/2018	(82,188)	(78,223)	3,965	—
3-Month Zinc	Long	1	06/08/2018	80,453	78,223	—	(2,230)
3-Month Zinc	Short	(1)	06/08/2018	(80,664)	(78,223)	2,441	—
3-Month Zinc	Long	1	06/13/2018	82,001	78,224	—	(3,777)
3-Month Zinc	Short	(1)	06/13/2018	(81,791)	(78,224)	3,567	—
3-Month Zinc	Long	1	06/14/2018	80,677	78,224	—	(2,453)
3-Month Zinc	Short	(1)	06/14/2018	(81,611)	(78,224)	3,387	—
2-Year U.S. Treasury Note	Short	(45)	06/29/2018	(9,543,384)	(9,542,109)	1,275	—
3-Year Australia Treasury Bond	Short	(90)	06/15/2018	(7,500,346)	(7,515,019)	—	(14,673)
5-Year U.S. Treasury Note	Short	(336)	06/29/2018	(38,087,348)	(38,138,625)	—	(51,277)
10-Year Australia Treasury Bond	Long	9	06/15/2018	876,755	866,560	—	(10,195)
10-Year Canada Government Bond	Short	(1)	06/20/2018	(102,515)	(102,379)	136	—
10-Year Japan Government Bond	Long	6	06/13/2018	8,283,793	8,267,838	—	(15,955)
10-Year U.S. Treasury Note	Short	(81)	06/20/2018	(9,669,221)	(9,689,625)	—	(20,404)
Aluminum	Long	18	06/18/2018	1,033,264	1,019,250	—	(14,014)
Aluminum	Short	(11)	06/18/2018	(558,693)	(622,875)	—	(64,182)
Amsterdam Index	Long	7	05/18/2018	920,034	934,839	14,805	—
Brent Crude Oil	Long	127	05/31/2018	8,873,381	9,485,630	612,249	—
CAC 40 Index	Long	44	05/18/2018	2,858,516	2,908,045	49,529	—
Canada Bankers’ Acceptance	Short	(34)	12/17/2018	(6,474,850)	(6,475,875)	—	(1,025)
Cocoa	Long	19	07/16/2018	466,851	504,368	37,517	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Coffee	Short	(17)	07/19/2018	$(755,323)	$(782,850)	$—	$(27,527)
Copper	Long	1	06/08/2018	171,134	169,723	—	(1,411)
Copper	Short	(1)	06/08/2018	(171,889)	(169,723)	2,166	—
Copper	Long	11	06/18/2018	1,920,540	1,868,075	—	(52,465)
Copper	Short	(6)	06/18/2018	(1,007,007)	(1,018,950)	—	(11,943)
Copper	Long	1	06/19/2018	170,178	169,900	—	(278)
Copper	Short	(1)	06/19/2018	(170,334)	(169,900)	434	—
Copper	Long	1	06/26/2018	163,902	169,819	5,917	—
Copper	Short	(1)	06/26/2018	(164,676)	(169,819)	—	(5,143)
Copper	Long	1	06/28/2018	166,215	169,853	3,638	—
Copper	Short	(1)	06/28/2018	(166,145)	(169,853)	—	(3,708)
Copper	Long	15	07/27/2018	1,178,760	1,152,750	—	(26,010)
Corn	Long	11	07/13/2018	217,147	220,412	3,265	—
Cotton	Long	1	07/09/2018	42,583	41,920	—	(663)
Crude	Long	84	05/22/2018	5,473,936	5,759,880	285,944	—
DAX® Index	Short	(3)	06/15/2018	(1,084,225)	(1,142,178)	—	(57,953)
EURO STOXX 50® Index	Long	63	06/15/2018	2,636,986	2,642,977	5,991	—
Euro-BTP Italy Government Bond	Long	13	06/07/2018	2,148,037	2,182,290	34,253	—
FTSE 100 Index	Short	(26)	06/15/2018	(2,596,408)	(2,670,246)	—	(73,838)
FTSE China A50 Index	Short	(19)	05/30/2018	(239,617)	(234,983)	4,634	—
FTSE JSE Top 40 Index	Long	29	06/21/2018	1,191,044	1,205,763	14,719	—
German Euro BOBL	Long	19	06/07/2018	3,007,382	3,005,716	—	(1,666)
German Euro Schatz	Long	136	06/07/2018	18,388,144	18,380,198	—	(7,946)
Gold 100 oz	Long	33	06/27/2018	4,403,028	4,353,360	—	(49,668)
IBEX 35 Index	Short	(19)	05/18/2018	(2,245,578)	(2,288,336)	—	(42,758)
KOSPI 200 Index	Short	(12)	06/21/2018	(1,303,121)	(1,347,451)	—	(44,330)
Lean Hogs	Short	(12)	06/14/2018	(366,024)	(348,960)	17,064	—
Low Sulfur Gasoil	Long	52	06/12/2018	3,204,857	3,382,600	177,743	—
MSCI EAFE Index	Long	3	06/15/2018	304,817	303,975	—	(842)
MSCI Emerging Markets Index	Long	4	06/15/2018	237,698	230,440	—	(7,258)
MSCI Singapore Index	Long	4	05/30/2018	121,577	124,087	2,510	—
MSCI Taiwan Index	Short	(12)	05/30/2018	(468,024)	(472,200)	—	(4,176)
NASDAQ-100 E-Mini Index	Long	5	06/15/2018	667,436	661,300	—	(6,136)
Natural Gas	Short	(15)	05/29/2018	(405,831)	(414,450)	—	(8,619)
New York Harbor ULSD	Long	12	05/31/2018	1,048,152	1,083,247	35,095	—
Nickel	Long	6	06/18/2018	496,115	490,356	—	(5,759)
Nickel	Short	(4)	06/18/2018	(323,472)	(326,904)	—	(3,432)
Nikkei 225 Index	Long	6	06/07/2018	1,208,291	1,235,456	27,165	—
OMX Stockholm 30 Index	Long	58	05/18/2018	1,034,525	1,036,584	2,059	—
Platinum	Short	(19)	07/27/2018	(881,749)	(859,180)	22,569	—
RBOB Gasoline	Long	17	05/31/2018	1,414,619	1,521,391	106,772	—
Russell 2000® E-Mini	Long	119	06/15/2018	9,275,147	9,185,610	—	(89,537)
S&P 500® E-Mini	Short	(7)	06/15/2018	(920,376)	(926,450)	—	(6,074)
S&P Midcap 400® E-Mini	Long	1	06/15/2018	191,200	187,210	—	(3,990)
S&P/TSX 60 Index	Short	(26)	06/14/2018	(3,633,448)	(3,725,597)	—	(92,149)
Silver	Short	(18)	07/27/2018	(1,536,454)	(1,476,090)	60,364	—
Soybean Oil	Short	(6)	07/13/2018	(113,762)	(110,232)	3,530	—
Sugar No. 11	Short	(62)	06/29/2018	(838,705)	(815,920)	22,785	—
TOPIX Index	Long	8	06/07/2018	1,278,230	1,302,232	24,002	—
U.K. Gilt	Short	(59)	06/27/2018	(9,847,487)	(9,930,601)	—	(83,114)
U.S. Treasury Bond	Short	(155)	06/20/2018	(22,240,023)	(22,441,875)	—	(201,852)
Wheat	Long	9	07/13/2018	232,952	241,875	8,923	—
Zinc	Long	6	06/18/2018	520,858	469,350	—	(51,508)
Zinc	Short	(6)	06/18/2018	(489,664)	(469,350)	20,314	—

Total						$3,287,376	$(1,464,355)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	06/20/2018	USD	50,426,986	AUD	65,093,000	$1,414,347	$—
CITI	06/20/2018	USD	7,073,286	BRL	23,887,000	288,492	—
CITI	06/20/2018	USD	27,589,308	CAD	35,434,002	93,704	(135,329)
CITI	06/20/2018	USD	369,695	CHF	348,000	16,956	—
CITI	06/20/2018	USD	827,774	CLP	500,630,000	11,688	—
CITI	06/20/2018	USD	576,607	COP	1,628,164,048	800	(3,404)
CITI	06/20/2018	USD	30,812,373	EUR	24,829,000	711,067	—
CITI	06/20/2018	USD	25,214,985	GBP	18,110,000	226,248	(5,573)
CITI	06/20/2018	USD	1,004,097	HKD	7,842,000	3,721	(1)
CITI	06/20/2018	USD	1,911,852	HUF	484,117,000	42,284	—
CITI	06/20/2018	USD	3,352,243	IDR	46,508,269,784	28,814	(645)
CITI	06/20/2018	USD	2,257,481	ILS	7,894,000	57,381	—
CITI	06/20/2018	USD	4,300,725	INR	284,731,000	58,691	(980)
CITI	06/20/2018	USD	38,685,306	JPY	4,142,171,048	663,552	(2,322)
CITI	06/20/2018	USD	15,470,526	KRW	16,597,236,864	1,563	(93,623)
CITI	06/20/2018	USD	3,651,857	MXN	67,644,000	80,800	(16,872)
CITI	06/20/2018	USD	7,556,102	NOK	59,360,000	143,044	—
CITI	06/20/2018	USD	16,988,702	NZD	23,740,000	287,215	—
CITI	06/20/2018	USD	2,645,417	PHP	138,835,000	—	(30,567)
CITI	06/20/2018	USD	770,204	PLN	2,638,000	18,017	—
CITI	06/20/2018	USD	15,284,963	SEK	124,902,000	964,410	—
CITI	06/20/2018	USD	2,522,646	SGD	3,330,000	8,901	(399)
CITI	06/20/2018	USD	22,647,599	TRY	92,942,000	244,989	(117,919)
CITI	06/20/2018	USD	5,606,763	TWD	163,828,000	53,057	(3,207)
CITI	06/20/2018	AUD	9,425,000	USD	7,339,449	—	(242,770)
CITI	06/20/2018	PHP	65,863,000	USD	1,255,297	14,184	—
CITI	06/20/2018	NOK	88,643,000	USD	11,414,639	—	(344,634)
CITI	06/20/2018	CLP	1,668,003,992	USD	2,796,932	—	(77,885)
CITI	06/20/2018	ILS	7,894,001	USD	2,288,476	—	(88,377)
CITI	06/20/2018	MXN	205,720,000	USD	10,817,281	97,394	(3,007)
CITI	06/20/2018	IDR	21,718,540,800	USD	1,569,039	—	(16,756)
CITI	06/20/2018	TRY	46,383,000	USD	11,622,793	13,747	(397,597)
CITI	06/20/2018	HUF	399,316,000	USD	1,591,452	—	(49,369)
CITI	06/20/2018	EUR	89,907,369	USD	111,304,001	3,363	(2,308,640)
CITI	06/20/2018	BRL	11,633,000	USD	3,530,776	6	(226,578)
CITI	06/20/2018	PLN	9,451,000	USD	2,783,163	—	(88,350)
CITI	06/20/2018	TWD	89,795,000	USD	3,100,855	—	(55,081)
CITI	06/20/2018	NZD	53,826,000	USD	39,343,249	—	(1,475,759)
CITI	06/20/2018	KRW	20,214,787,129	USD	18,885,186	105,386	(35,950)
CITI	06/20/2018	ZAR	95,499,000	USD	7,990,712	—	(381,044)
CITI	06/20/2018	COP	5,053,189,000	USD	1,757,698	40,158	(208)
CITI	06/20/2018	JPY	4,335,223,203	USD	41,106,088	—	(1,309,843)
CITI	06/20/2018	GBP	40,316,000	USD	56,816,024	—	(1,174,357)
CITI	06/20/2018	INR	108,923,000	USD	1,651,777	—	(28,626)
CITI	06/20/2018	SGD	8,484,000	USD	6,462,928	—	(57,525)
CITI	06/20/2018	CAD	30,419,000	USD	23,968,792	8,550	(257,037)
CITI	06/20/2018	SEK	25,044,000	USD	3,002,069	—	(130,666)
CITI	06/20/2018	HKD	7,055,000	USD	902,370	—	(2,388)
CITI	06/20/2018	CHF	350,000	USD	360,281	—	(5,515)
CITI	06/20/2018	USD	1,436,383	ZAR	17,826,000	15,951	—

Total						$5,718,480	$(9,168,803)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$160,942,607	$—	$160,942,607
Short-Term Investment Companies	15,452,143	—	—	15,452,143

Total Investments	$15,452,143	$160,942,607	$—	$176,394,750

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$1,856,991	$—	$1,856,991
Futures Contracts (D)	3,287,376	—	—	3,287,376
Forward Foreign Currency Contracts (D)	—	5,718,480	—	5,718,480

Total Other Financial Instruments	$3,287,376	$7,575,471	$—	$10,862,847

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(436,134)	$—	$(436,134)
Futures Contracts (D)	(1,464,355)	—	—	(1,464,355)
Forward Foreign Currency Contracts (D)	—	(9,168,803)	—	(9,168,803)

Total Other Financial Instruments	$(1,464,355)	$(9,604,937)	$—	$(11,069,292)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at April 30, 2018.
(B)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2018

(unaudited)

CURRENCY ABBREVIATIONS (continued):

PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CAC	Cotation Assistée en Continu (French Stock Market Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KOSPI	Korean Composite Stock Price Index
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2018

(unaudited)

	Transamerica Global Multifactor Macro	Transamerica Managed Futures Strategy
Assets:
Investments, at value (A)	$89,601,201	$176,394,750
Cash	—	233,427
Cash collateral pledged at custodian:
OTC derivatives (C)	2,630,136	8,090,019
Futures contracts	331,726	800,000
Cash collateral pledged at broker:
Centrally cleared swap agreements	2,420,849	—
Futures contracts	3,929,329	4,625,453
Foreign currency, at value (B)	578,738	264,234
Receivables and other assets:
Shares of beneficial interest sold	2,665	3,977
Investments sold	—	25,440,002
Interest	99,866	19,571
Variation margin receivable on centrally cleared swap agreements	3,287,325	—
Variation margin receivable on futures contracts	38,600	91,667
Prepaid expenses	254	691
OTC swap agreements, at value	525,673	1,856,991
Unrealized appreciation on forward foreign currency contracts	4,515,126	5,718,480
Total assets	107,961,488	223,539,262

Liabilities:
Due to custodian	689	—
Cash collateral received at broker:
OTC derivatives (C)	260,000	550,000
Payables and other liabilities:
Shares of beneficial interest redeemed	108,258	1,388,677
Investments purchased	8,598	24,483,444
Investment management fees	54,406	76,002
Transfer agent fees	679	1,253
Trustees, CCO and deferred compensation fees	336	449
Audit and tax fees	4,736	10,545
Custody fees	208,268	235,823
Legal fees	759	746
Printing and shareholder reports fees	3,407	4,085
Registration fees	394	1,309
Other	5,068	5,198
OTC swap agreements, at value	138,829	436,134
Unrealized depreciation on forward foreign currency contracts	4,226,612	9,168,803
Total liabilities	5,021,039	36,362,468
Net assets	$102,940,449	$187,176,794

Net assets consist of:
Paid-in capital	$110,327,563	$255,429,768
Undistributed (distributions in excess of) net investment income (loss)	(10,936,462)	(52,327,545)
Accumulated net realized gain (loss)	2,554,456	(15,621,313)
Net unrealized appreciation (depreciation) on:
Investments	—	(24,804)
Swap agreements	915,825	1,420,857
Futures contracts	(183,999)	1,823,021
Forward foreign currency contracts	288,514	(3,450,323)
Translation of assets and liabilities denominated in foreign currencies	(25,448)	(72,867)
Net assets	$102,940,449	$187,176,794
Shares outstanding (unlimited shares, no par value)	11,237,181	24,653,461
Net asset value and offering price per share	$9.16	$7.59
(A) Investments, at cost	$89,601,201	$176,419,554
(B) Foreign currency, at cost	$584,182	$223,115

(C) OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

CONSOLIDATED STATEMENTS OF OPERATIONS

For the period ended April 30, 2018

(unaudited)

	Transamerica Global Multifactor Macro	Transamerica Managed Futures Strategy
Investment Income:
Interest income	$620,814	$1,188,951
Withholding taxes on foreign income	(37,286)	(4,226)
Total investment income	583,528	1,184,725

Expenses:
Investment management fees	836,610	1,268,970
Transfer agent fees	4,094	6,880
Trustees, CCO and deferred compensation fees	1,341	1,965
Audit and tax fees	30,524	10,805
Custody fees	468,975	796,058
Legal fees	6,579	7,580
Printing and shareholder reports fees	1,774	2,079
Registration fees	1,738	2,726
Other	11,281	8,472
Total expenses before waiver and/or reimbursement and recapture	1,362,916	2,105,535
Expense waived and/or reimbursed	(538,426)	(772,837)
Net expenses	824,490	1,332,698
Net investment income (loss)	(240,962)	(147,973)

Net realized gain (loss) on:
Investments	—	(504)
Swap agreements	6,008,856	(361,513)
Futures contracts	1,782,431	2,718,773
Forward foreign currency contracts	(3,121,345)	(3,042,965)
Foreign currency transactions	44,496	(201,153)
Net realized gain (loss)	4,714,438	(887,362)

Net change in unrealized appreciation (depreciation) on:
Investments	—	(28,744)
Swap agreements	(765,736)	237,270
Futures contracts	33,013	(3,210,993)
Forward foreign currency contracts	2,488,591	(1,209,553)
Translation of assets and liabilities denominated in foreign currencies	(13,109)	(76,078)
Net change in unrealized appreciation (depreciation)	1,742,759	(4,288,098)
Net realized and change in unrealized gain (loss)	6,457,197	(5,175,460)
Net increase (decrease) in net assets resulting from operations	$6,216,235	$(5,323,433)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Global Multifactor Macro		Transamerica Managed Futures Strategy
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017
From operations:
Net investment income (loss)	$(240,962)	$(1,333,614)	$(147,973)	$(1,212,247)
Net realized gain (loss)	4,714,438	(606,152)	(887,362)	(17,742,547)
Net change in unrealized appreciation (depreciation)	1,742,759	(5,415,051)	(4,288,098)	5,159,074
Net increase (decrease) in net assets resulting from operations	6,216,235	(7,354,817)	(5,323,433)	(13,795,720)

Dividends and/or distributions to shareholders:
Net investment income	(4,578,138)	—	(28,018)	(234,782)
Net realized gains	—	(5,429,639)	—	(1,749,421)
Total dividends and/or distributions to shareholders	(4,578,138)	(5,429,639)	(28,018)	(1,984,203)

Capital share transactions:
Proceeds from shares sold	5,046,818	11,358,198	49,285,819	21,650,758
Dividends and/or distributions reinvested	4,578,138	5,429,639	28,018	1,984,203
Cost of shares redeemed	(32,679,342)	(46,331,974)	(17,666,111)	(49,158,191)
Net increase (decrease) in net assets resulting from capital share transactions	(23,054,386)	(29,544,137)	31,647,726	(25,523,230)
Net increase (decrease) in net assets	(21,416,289)	(42,328,593)	26,296,275	(41,303,153)

Net assets:
Beginning of period/year	124,356,738	166,685,331	160,880,519	202,183,672
End of period/year	$102,940,449	$124,356,738	$187,176,794	$160,880,519
Undistributed (distributions in excess of) net investment income (loss)	$(10,936,462)	$(6,117,362)	$(52,327,545)	$(52,151,554)

Capital share transactions - shares:
Shares issued	558,959	1,276,509	6,202,310	2,788,284
Shares reinvested	534,829	581,955	3,565	246,791
Shares redeemed	(3,707,138)	(5,067,150)	(2,261,023)	(6,189,604)
Net increase (decrease) in shares outstanding	(2,613,350)	(3,208,686)	3,944,852	(3,154,529)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	Transamerica Global Multifactor Macro
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$8.98		$9.77	$10.06		$10.00
Investment operations:
Net investment income (loss) (B) (C)	(0.02)		(0.09)	(0.13	)(D)	(0.10)
Net realized and unrealized gain (loss)	0.55		(0.37)	0.23		0.16
Total investment operations	0.53		(0.46)	0.10		0.06
Dividends and/or distributions to shareholders:
Net investment income	(0.35)		—	(0.39)		—
Net realized gains	—		(0.33)	—		—
Total dividends and/or distributions to shareholders	(0.35)		(0.33)	(0.39)		—
Net asset value, end of period/year	$9.16		$8.98	$9.77		$10.06
Total return	6.33	%(E)	(5.09)%	1.01%		0.60	%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$102,940		$124,357	$166,685		$222,239
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	2.49	%(G)	2.49%	2.22%		1.93	%(G)
Including waiver and/or reimbursement and recapture	1.50	%(G)	1.50%	1.50	%(D)	1.50	%(G)
Net investment income (loss) to average net assets (C)	(0.44	)%(G)	(0.96)%	(1.36	)%(D)	(1.49	)%(G)
Portfolio turnover rate (H)	—	%(E)	—%	—%		—	%(E)

(A)	Commenced operations on March 3, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Managed Futures Strategy
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of period/year	$7.77		$8.47	$11.06		$10.28	$10.10	$9.36
Investment operations:
Net investment income (loss) (A) (B)	(0.01)		(0.06)	(0.10	)(C)	(0.15)	(0.14)	(0.13)
Net realized and unrealized gain (loss)	(0.17)		(0.55)	(0.37)		1.46	0.64	0.87
Total investment operations	(0.18)		(0.61)	(0.47)		1.31	0.50	0.74
Dividends and/or distributions to shareholders:
Net investment income	(0.00	)(D)	(0.01)	(1.11)		(0.08)	(0.04)	—
Net realized gains	—		—	(1.01)		(0.45)	(0.28)	—
Return of capital	—		(0.08)	—		—	—	—
Total dividends and/or distributions to shareholders	(0.00	)(D)	(0.09)	(2.12)		(0.53)	(0.32)	—
Net asset value, end of period/year	$7.59		$7.77	$8.47		$11.06	$10.28	$10.10
Total return	(2.30	)%(E)	(7.22)%	(5.00)%		12.89%	4.97%	7.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$187,177		$160,881	$202,184		$325,631	$413,887	$441,775
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	2.30	%(G)	2.29%	2.02%		1.68%	1.68%	1.57%
Including waiver and/or reimbursement and recapture	1.45	%(G)	1.45%	1.44	%(C)	1.42%	1.42%	1.32%
Net investment income (loss) to average net assets (B)	(0.16	)%(G)	(0.72)%	(1.13	)%(C)	(1.37)%	(1.39)%	(1.30)%
Portfolio turnover rate (H)	—	%(E)	—%	—%		—%	—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Not annualized.
(F)	Does not include expenses of the investment companies and/or ETFs in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the investment companies and/or ETFs in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS

At April 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows.

Fund	Fund
Transamerica Core Bond (“Core Bond”)	Transamerica Mid Cap Value (“Mid Cap Value”)
Transamerica Developing Markets Equity (“Developing Markets Equity”)	Transamerica Total Return (“Total Return”)
Transamerica Global Real Estate Securities (“Global Real Estate Securities”)	Transamerica Global Multifactor Macro (“Global Multifactor Macro”) (A)
Transamerica Long/Short Strategy (“Long/Short Strategy”)	Transamerica Managed Futures Strategy (“Managed Futures Strategy”) (A)

(A)	Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information.

Global Real Estate Securities, Global Multifactor Macro and Managed Futures Strategy are classified as “non-diversified” funds, as defined under the 1940 Act.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

1. ORGANIZATION (continued)

and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary” and collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands and are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

As of April 30, 2018, each Subsidiary as a percentage of the Funds’ net assets is as follows:

Fund	Subsidiary	Value	Percentage of Net Assets
Global Multifactor Macro	Transamerica Cayman Global Multifactor Macro, Ltd.	$23,647,004	22.97%
Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	43,098,824	23.03

3. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income,

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statements of Operations or Consolidated Statements of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statements of Operations or Consolidated Statements of Operations.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured are included in Net realized gain (loss) within the Statements of Operations or Consolidated Statements of Operations. For the period ended April 30, 2018, commissions recaptured are as follows. Funds not listed in the subsequent table do not have any commissions recaptured during the period.

Fund	Commissions Recaptured
Global Real Estate Securities	$2,778
Mid Cap Value	2,125

Statement of cash flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. These conditions may include the enterprise had little or no debt, based on the average debt outstanding during the period, or little or no illiquid investments, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of sale-buyback financing transactions, line of credit borrowing, short sale transactions, or illiquid investments have been determined to be at a level requiring a Statement of Cash Flows. A Statement of Cash Flows has been prepared for Long/Short Strategy using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

4. SECURITY VALUATION (continued)

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”) and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

4. SECURITY VALUATION (continued)

Investment companies: Certain investment companies are valued at the NAV of the underlying funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

4. SECURITY VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at April 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at April 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at April 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statements of Operations or Consolidated Statements of Operations, with a corresponding adjustment to Investments, at cost within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2018, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2018.

Repurchase agreements at April 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended April 30, 2018, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$73,559,396	181	1.54%

Open reverse repurchase agreements at April 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. The interest expense is included in Interest income on the Statements of Operations or Consolidated Statements of Operations.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates. The Funds recognize price drop fee income on a straight line basis over the period of the roll. For the period ended April 30, 2018, Total Return earned price drop fee income of $20,138. The price drop fee income is included in Interest income within the Statements of Operations or Consolidated Statements of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. The interest expense is included within Interest income on the Statements of Operations or Consolidated Statements of Operations. In periods of increased demand of the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds, and is reflected in Interest income on the Statements of Operations or Consolidated Statements of Operations.

For the period ended April 30, 2018, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$5,786,939	148	1.50%

Open sale-buyback financing transactions at April 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations or Consolidated Statements of Operations. Net income from securities lending within the Statements of Operations or Consolidated Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2018, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments and Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as Dividends, interest and fees for borrowings from securities sold short in the Statements of Operations or Consolidated Statements of Operations. The Funds also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as Dividends, interest and fees for borrowings from securities sold short on the Statements of Operations or Consolidated Statements of Operations.

Open short sale transactions at April 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments and are reflected as a liability in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018. Funds not listed in the subsequent table do not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Core Bond
Securities Lending Transactions
Corporate Debt Securities	$7,234,817	$—	$—	$—	$7,234,817
Foreign Government Obligations	621,503	—	—	—	621,503
U.S. Government Obligations	11,395,786	—	—	—	11,395,786
Total Securities Lending Transactions	$19,252,106	$—	$—	$—	$19,252,106
Total Borrowings	$19,252,106	$—	$—	$—	$19,252,106

Developing Markets Equity
Securities Lending Transactions
Common Stocks	$53,537,459	$—	$—	$—	$53,537,459
Total Borrowings	$53,537,459	$—	$—	$—	$53,537,459

Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$490,486	$—	$—	$—	$490,486
Total Borrowings	$490,486	$—	$—	$—	$490,486

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Mid Cap Value
Securities Lending Transactions
Common Stocks	$1,221,159	$—	$—	$—	$1,221,159
Total Borrowings	$1,221,159	$—	$—	$—	$1,221,159

Total Return
Securities Lending Transactions
Corporate Debt Securities	$5,787,987	$—	$—	$—	$5,787,987
Reverse Repurchase Agreements
U.S. Government Obligations	$3,826,875	$74,901,875	$—	$—	$78,728,750
Sale Buy-back Transactions
U.S. Government Obligations	$—	$2,295,488	$—	$—	$2,295,488
Total Borrowings	$9,614,862	$77,197,363	$—	$—	$86,812,225

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Credit default swaptions: The Funds may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Funds the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is recorded as a liability within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at April 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds may enter into credit default, cross-currency,

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as Net realized gain (loss) on Swap agreements within the Statements of Operations or Consolidated Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as Net realized gain (loss) on Swap agreements within the Statements of Operations or Consolidated Statements of Operations. Net periodic payments received or paid by the Funds are included as part of Net realized gain (loss) on Swap agreements within the Statements of Operations or Consolidated Statements of Operations.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open centrally cleared swap agreements at April 30, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments. Centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded, if applicable, and is shown in Variation margin receivable or payable on centrally cleared swap agreements within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Open OTC swap agreements at April 30, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments. The value, as applicable, is shown in OTC swap agreements, at value within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at April 30, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Managed Futures Strategy utilizes forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statements of Operations or Consolidated Statements of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at April 30, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

The following is a summary of the location and each Funds’ fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2018. Funds not listed in the subsequent tables do not have derivative investments during the period.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Purchased options and swaptions (A) (B)	$170,424	$—	$—	$—	$—	$170,424
Centrally cleared swap agreements, at value (B) (C)	1,787,953	—	—	1,418,908	—	3,206,861
OTC swap agreements, at value	—	—	—	8,730	—	8,730
Net unrealized appreciation on futures contracts (B) (D)	235,085	—	—	—	—	235,085
Unrealized appreciation on forward foreign currency contracts	—	9,154,534	—	—	—	9,154,534
Total	$2,193,462	$9,154,534	$—	$1,427,638	$—	$12,775,634

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Global Multifactor Macro
Centrally cleared swap agreements, at value (B) (C)	$4,674,126	$—	$—	$—	$—	$4,674,126
OTC swap agreements, at value	135,955	—	349,653	—	40,065	525,673
Net unrealized appreciation on futures contracts (B) (D)	126,650	—	453,887	—	510,978	1,091,515
Unrealized appreciation on forward foreign currency contracts	—	4,515,126	—	—	—	4,515,126
Total	$4,936,731	$4,515,126	$803,540	$—	$551,043	$10,806,440

Managed Futures Strategy
OTC swap agreements, at value	$112,222	$—	$592,172	$—	$1,152,597	$1,856,991
Net unrealized appreciation on futures contracts (B) (D)	1,529,075	—	145,414	—	1,612,887	3,287,376
Unrealized appreciation on forward foreign currency contracts	—	5,718,480	—	—	—	5,718,480
Total	$1,641,297	$5,718,480	$737,586	$—	$2,765,484	$10,862,847

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Written options and swaptions, at value (B)	$(25,056)	$(309,648)	$—	$(223,669)	$—	$(558,373)
Centrally cleared swap agreements, at value (B) (C)	(639,303)	—	—	—	—	(639,303)
Net unrealized depreciation on futures contracts (B) (D)	(2,174,355)	—	—	—	—	(2,174,355)
Unrealized depreciation on forward foreign currency contracts	—	(6,885,241)	—	—	—	(6,885,241)
Total	$(2,838,714)	$(7,194,889)	$—	$(223,669)	$—	$(10,257,272)

Global Multifactor Macro
Centrally cleared swap agreements, at value (B) (C)	$(4,035,286)	$—	$—	$—	$—	$(4,035,286)
OTC swap agreements, at value	—	—	(113,872)	—	(24,957)	(138,829)
Net unrealized depreciation on futures contracts (B) (D)	(15,235)	—	(971,257)	—	(289,022)	(1,275,514)
Unrealized depreciation on forward foreign currency contracts	—	(4,226,612)	—	—	—	(4,226,612)
Total	$(4,050,521)	$(4,226,612)	$(1,085,129)	$—	$(313,979)	$(9,676,241)

Managed Futures Strategy
OTC swap agreements, at value	$(88,139)	$—	$(104,095)	$—	$(243,900)	$(436,134)
Net unrealized depreciation on futures contracts (B) (D)	(523,737)	—	(429,038)	—	(511,580)	(1,464,355)
Unrealized depreciation on forward foreign currency contracts	—	(9,168,803)	—	—	—	(9,168,803)
Total	$(611,876)	$(9,168,803)	$(533,133)	$—	$(755,480)	$(11,069,292)

(A)	Included within Investments, at value on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(D)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations or Consolidated Statements of Operations, categorized by primary market risk exposure as of April 30, 2018.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Purchased options and swaptions (A)	$(28,737)	$57,701	$—	$—	$—	$28,964
Written options and swaptions	50,941	487,596	—	—	—	538,537
Swap agreements	2,828,981	—	—	158,133	—	2,987,114
Futures contracts	(4,809,532)	—	—	—	—	(4,809,532)
Forward foreign currency contracts (B)	—	(8,170,658)	—	—	—	(8,170,658)
Total	$(1,958,347)	$(7,625,361)	$—	$158,133	$—	$(9,425,575)

Global Multifactor Macro
Swap agreements	$4,893,531	$—	$801,309	$—	$314,016	$6,008,856
Futures contracts	(32,019)	—	399,067	—	1,415,383	1,782,431
Forward foreign currency contracts (B)	—	(3,121,345)	—	—	—	(3,121,345)
Total	$4,861,512	$(3,121,345)	$1,200,376	$—	$1,729,399	$4,669,942

Managed Futures Strategy
Swap agreements	$545,656	$—	$(354,976)	$—	$(552,193)	$(361,513)
Futures contracts	(1,314)	—	(308,962)	—	3,029,049	2,718,773
Forward foreign currency contracts (B)	—	(3,042,965)	—	—	—	(3,042,965)
Total	$544,342	$(3,042,965)	$(663,938)	$—	$2,476,856	$(685,705)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Total Return
Purchased options and swaptions (C)	$58,588	$—	$—	$—	$—	$58,588
Written options and swaptions	(157,884)	34,146	—	22,637	—	(101,101)
Swap agreements	(525,946)	—	—	(15,740)	—	(541,686)
Futures contracts	(351,193)	—	—	—	—	(351,193)
Forward foreign currency contracts (D)	—	2,382,166	—	—	—	2,382,166
Total	$(976,435)	$2,416,312	$—	$6,897	$—	$1,446,774

Global Multifactor Macro
Swap agreements	$(469,171)	$—	$(311,673)	$—	$15,108	$(765,736)
Futures contracts	(38,553)	—	(21,491)	—	93,057	33,013
Forward foreign currency contracts (D)	—	2,488,591	—	—	—	2,488,591
Total	$(507,724)	$2,488,591	$(333,164)	$—	$108,165	$1,755,868

Managed Futures Strategy
Swap agreements	$24,083	$—	$(695,510)	$—	$908,697	$237,270
Futures contracts	377,658	—	(3,547,688)	—	(40,963)	(3,210,993)
Forward foreign currency contracts (D)	—	(1,209,553)	—	—	—	(1,209,553)
Total	$401,741	$(1,209,553)	$(4,243,198)	$—	$867,734	$(4,183,276)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statements of Operations or Consolidated Statements of Operations.
(B)	Included within Net realized gain (loss) on transactions from Forward foreign currency contracts on the Statements of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statements of Operations or Consolidated Statements of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts on the Statements of Operations.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2018.

	Purchased Options and Swaptions at value		Written Options and Swaptions at value		Swap Agreements at Notional Amount	Futures Contracts at Notional Amount		Forward Foreign Currency Contracts at Contract Amount
Fund	Calls	Puts	Calls	Puts		Long	Short	Purchased	Sold
Total Return	$109	$144,536	$ (126,484)	$ (149,449)	$ 213,676,436	269,800,000	(251,164,286)	$186,424,000	$355,080,025
Global Multifactor Macro	—	—	—	—	1,654,258	12,421,033	(5,036,114,392)	195,034,777	196,731,692
Managed Futures Strategy	—	—	—	—	616,590	1,210,758,222	(619,710,925)	366,984,747	298,062,484

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce their credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Funds and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Funds exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Funds’ net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Funds fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting proposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Fund, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral received by the broker within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments or Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The following is a summary of the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Funds as of April 30, 2018. For financial reporting purposes, the Funds do not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements. Funds not listed in the subsequent tables do not have master netting agreements for open derivative positions during the period.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

	Gross Amounts of Assets Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statements of Assets and Liabilities (A)	Gross Amounts Not Offset within Statements of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Amount		Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Total Return
Bank of America, N.A.	$277,586	$(277,586)	$—	$—	$1,537,773	$(277,586)	$(1,213,334)	$46,853
Barclays Bank PLC	16,493	(948)	—	15,545	948	(948)	—	—
BNP Paribas	2,379,995	(117,216)	(2,001,000)	261,779	117,216	(117,216)	—	—
Citibank, N.A.	920,319	(920,319)	—	—	1,237,693	(920,319)	(317,374)	—
Deutsche Bank AG	152,864	(152,864)	—	—	154,666	(152,864)	—	1,802
Goldman Sachs Bank	1,198,315	(769,704)	(270,000)	158,611	769,704	(769,704)	—	—
Goldman Sachs International	1,633	—	—	1,633	—	—	—	—
HSBC Bank USA	974,899	(288,709)	(570,000)	116,190	288,709	(288,709)	—	—
JPMorgan Chase Bank, N.A.	1,293,825	(1,293,825)	—	—	2,434,192	(1,293,825)	(1,018,998)	121,369
Merrill Lynch International	7,097	(281)	—	6,816	281	(281)	—	—
Morgan Stanley Capital Services, Inc.	553,757	(190,948)	(320,000)	42,809	190,948	(190,948)	—	—
Royal Bank of Scotland PLC	17,441	(17,441)	—	—	53,911	(17,441)	—	36,470
Standard Chartered Bank	426,577	(426,577)	—	—	473,105	(426,577)	—	46,528
UBS AG	1,111,284	(159,437)	(951,847)	—	159,437	(159,437)	—	—
Other Derivatives (C)	3,443,549	—	—	3,443,549	2,838,689	—	—	2,838,689

Total	$12,775,634	$(4,615,855)	$(4,112,847)	$4,046,932	$10,257,272	$(4,615,855)	$(2,549,706)	$3,091,711

Global Multifactor Macro
Citibank, N.A.	$4,550,861	$(4,247,314)	$(303,547)	$—	$4,247,314	$(4,247,314)	$—	$—
Goldman Sachs International	75,402	(15,624)	(59,778)	—	15,624	(15,624)	—	—
Merrill Lynch International	414,536	(102,503)	—	312,033	102,503	(102,503)	—	—
Other Derivatives (C)	5,765,641	—	—	5,765,641	5,310,800	—	—	5,310,800

Total	$10,806,440	$(4,365,441)	$(363,325)	$6,077,674	$9,676,241	$(4,365,441)	$—	$5,310,800

Managed Futures Strategy
Bank of America, N.A.	$671,751	$(185,454)	$(486,297)	$—	$185,454	$(185,454)	$—	$—
Citibank, N.A.	6,346,722	(6,346,722)	—	—	9,296,523	(6,346,722)	(2,949,801)	—
Goldman Sachs International	19,986	—	(19,986)	—	—	—	—	—
Merrill Lynch International	537,012	(122,960)	(130,000)	284,052	122,960	(122,960)	—	—
Other Derivatives (C)	3,287,376	—	—	3,287,376	1,464,355	—	—	1,464,355

Total	$10,862,847	$(6,655,136)	$(636,283)	$3,571,428	$11,069,292	$(6,655,136)	$(2,949,801)	$1,464,355

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented in the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Funds involves certain risks. Set forth below is a summary of certain key risks related to the Funds’ trading activity. Please see the Funds’ prospectuses for a more complete discussion of these and other risks of investing in the Funds.

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

8. RISK FACTORS (continued)

Fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of April 30, 2018, the investment manager and/or other affiliated investment accounts held balances of each Fund as follows.

Fund	Account Balance	Percentage of Net Assets
Core Bond	$1,128,593,256	94.54%
Developing Markets Equity	1,169,935,303	96.90
Global Real Estate Securities	18,568,497	78.96
Long/Short Strategy	15,076,255	100.00

Fund	Account Balance	Percentage of Net Assets
Mid Cap Value	$171,169,080	95.20%
Total Return	540,625,023	86.76
Global Multifactor Macro	101,756,634	98.85
Managed Futures Strategy	185,267,591	98.98

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
Core Bond
First $750 million	0.450%
Over $750 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.375
Over $1.5 billion up to $3 billion	0.370
Over $3 billion	0.365
Developing Markets Equity
First $500 million	1.130
Over $500 million up to $1 billion	1.030
Over $1 billion up to $1.5 billion	0.980
Over $1.5 billion up to $2 billion	0.960
Over $2 billion	0.950
Global Real Estate Securities
First $250 million	0.830
Over $250 million up to $500 million	0.805
Over $500 million up to $1 billion	0.730
Over $1 billion	0.680
Long/Short Strategy
First $300 million	1.230
Over $300 million up to $1 billion	1.180
Over $1 billion	1.155

Fund	Rate
Mid Cap Value
First $100 million	0.880%
Over $100 million	0.830
Total Return
First $250 million	0.680
Over $250 million up to $500 million	0.670
Over $500 million up to $750 million	0.660
Over $750 million up to $1 billion	0.630
Over $1 billion up to $3 billion	0.600
Over $3 billion	0.570
Global Multifactor Macro
First $150 million	1.250
Over $150 million up to $300 million	1.190
Over $300 million up to $500 million	1.140
Over $500 million up to $600 million	1.130
Over $600 million	1.080
Managed Futures Strategy
First $500 million	1.130
Over $500 million	1.080

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. entered into separate contracts with TAM for the management of the Subsidiaries pursuant to which the Subsidiaries pay TAM a fee that is the same, as a percentage of net assets, as the management fee of the Fund. TAM has contractually agreed to waive a portion of the Funds’ management fee in an amount equal to the management fee paid to TAM by the Subsidiaries. This management fee waiver, which is reflected in Expense waiver and/or reimbursement within the Consolidated Statements of Operations, may not be discontinued by TAM as long as its contract with the Subsidiaries is in place.

For the period ended April 30, 2018, the amounts waived were $154,278 and $232,356 for Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd., respectively, and are not subject to recapture.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expense and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations or the Consolidated Statements of Operations. Funds not listed in the subsequent table do not have an operating expense limit.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Core Bond(A)	0.60%	March 1, 2019
Developing Markets Equity	1.45	March 1, 2019
Long/Short Strategy	1.59	March 1, 2019

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Mid Cap Value	1.05%	March 1, 2019
Global Multifactor Macro	1.50	March 1, 2019
Managed Futures Strategy	1.45	March 1, 2019

(A)	TAM has voluntarily agreed to waive a portion of its management fee. These amounts are not subject to recapture by TAM in future years.

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations or Consolidated Statements of Operations.

As of April 30, 2018, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period.

	Amounts Available
Fund	2015	2016	2017	2018	Total
Long/Short Strategy	$—	$—	$28,126	$7,504	$35,630
Global Multifactor Macro	26,832	851,269	1,117,901	384,148	2,380,150
Managed Futures Strategy	—	822,351	966,388	540,482	2,329,221

Administration fees: Each Fund pays a management fee to TAM for investment management and administration services. The management fee is reflected in Investment management fees within the Statements of Operations or Consolidated Statements of Operations.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and Statements of Operations or Consolidated Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. For the period ended April 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations or Consolidated Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2018.

Cross-trades: The Funds are authorized to purchase or sell securities from and to other funds within TAM or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Fund participating in the transaction.

For the period ended April 30, 2018, the Funds engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) are as follows. Funds not listed in the subsequent table did not have 17a-7 transactions during the period.

Fund	Purchases	Sales	Net Realized Gains (Losses)
Developing Markets Equity	$—	$1,041,392	$259,036
Total Return	9,899,994	—	—

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2018

(unaudited)

10. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
Core Bond	$118,121,621	$65,569,251	$95,172,767	$137,615,968
Developing Markets Equity	406,176,660	—	471,090,036	—
Global Real Estate Securities	13,484,533	—	17,527,293	—
Long/Short Strategy	17,985,340	—	18,868,732	—
Mid Cap Value	25,196,443	—	68,145,404	—
Total Return	114,904,175	38,189,814	92,216,361	56,724,690

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations or Consolidated Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of April 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Core Bond	$1,225,962,901	$10,171,849	$(29,559,152)	$(19,387,303)
Developing Markets Equity	1,095,024,358	216,780,587	(44,348,118)	172,432,469
Global Real Estate Securities	20,921,630	3,428,400	(388,145)	3,040,255
Long/Short Strategy	14,044,696	2,219,080	(313,246)	1,905,834
Mid Cap Value	111,048,311	73,376,061	(3,256,913)	70,119,148
Total Return	991,176,713	24,214,418	(26,093,022)	(1,878,604)
Global Multifactor Macro	89,601,201	7,609,790	(6,589,450)	(1,020,340)
Managed Futures Strategy	176,419,554	10,862,847	(11,094,096)	(231,249)

12. RECLASSIFICATION

Certain amounts prior to November 1, 2015, have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the net increase (decrease) in net assets resulting from operations. The Trust concluded that it was appropriate to reclassify certain borrowing costs, which relate to charges from a broker for securities sold short positions, as an expense which is included in Dividends, interest and fees for borrowings from securities sold short within the Statements of Operations. Previously, the borrowing costs had been included in Net realized gain/(loss) on securities sold short within the Statements of Operations. Corresponding reclassifications have been made to Net investment income (loss) and Realized gain (loss) within the Statements of Changes in Net Assets and Net investment income (loss) per share, Net realized and unrealized gain (loss) per share and Expenses to average net asset ratios within the Financial Highlights. The impact of the reclassification is an increase to realized gain (loss) and total expenses, and a decrease in net investment income. All impacted amounts, as identified within the Financial Highlights, have been adjusted for purposes of comparability.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

13. NEW ACCOUNTING PRONOUNCEMENTS

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15 (“ASU 2016-15”), “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force”. The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of the additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18 (“ASU 2016-18”), “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force”. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of the additional disclosure and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

14. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2018

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2018

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc.

25336_SARMFP0418

© 2018 Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by the relevant prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2018

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Fund(s) during the fiscal period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2018.

We believe it is important to understand market conditions over the six month period ended April 30, 2018 to provide a context for reading this report. The period began in November with the equity markets concluding a year of strength based in large part on expectations of an improving economy and higher corporate earnings growth. This strength in stocks extended through large, mid and small capitalization ranges as well as U.S. and international markets. By the end of the calendar year, the U.S. economy had posted two consecutive quarters of gross domestic product (“GDP”) growth above 3% for the first time since 2014, and this served to further boost investor confidence. In the international markets, global growth expectations moved higher and this boosted overseas equities as well.

In the final month of the year, Congress passed the Tax Cuts and Jobs Act which, upon signing by the President, received a favorable reaction by the markets as investors welcomed the lower corporate tax rates and the prospect of large overseas cash balances being brought back to the U.S. Despite political disagreement about the new tax bill, the legislation was broadly interpreted by markets to be positive for economic growth and corporate profits, though opponents cautioned of its impact on federal budget deficits. Regardless of these differences in perspective, stocks continued to rally into the New Year.

Following a strong first month of 2018, volatility quickly returned to the markets. Concerns of rising inflation, following unexpectedly high wage growth in the January employment report, sent longer term interest rates rising, and fears of an international trade war emerged after the White House announced plans to invoke steel and aluminum tariffs on China. By mid-February, the Dow Jones Industrial Average had declined more than 10% from its late January high, and the 10-year Treasury yield had risen to 2.90%, more than 0.45% higher than where it had started the year. As markets stabilized amidst strong earnings reports and declining unemployment, volatility returned in March as international trade concerns persisted. During April, equities stabilized, though most major indexes had not yet regained their high water marks by the end of the period.

Interest rates rose throughout the period, as the 3-month London Interbank Offer Rate (“LIBOR”) increased almost a full percentage point from 1.38% to 2.36%. The 10-year U.S. Treasury yield increased and in the final week of April closed above 3% for the first time since early 2014. Recognition of potentially higher economic growth and rising inflation led the Federal Reserve to increase the Fed Funds Rate two times, ending the period in a range between 1.50% and 1.75%.

For the six-month period ended April 30, 2018, the S&P 500® returned 3.82%, while the MSCI EAFE Index, representing international developed market equities, gained 3.58%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned (1.87%). Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2017, and held for the entire six-month period until April 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included a $15 annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund(s). As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

ClearTrack® 2015
Class R1	$1,000.00	$996.80	$5.45	$1,019.30	$5.51	1.10%
Class R6	1,000.00	1,000.80	2.23	1,022.60	2.26	0.45

ClearTrack® 2020
Class R1	1,000.00	1,000.60	5.46	1,019.30	5.51	1.10
Class R6	1,000.00	1,003.20	2.24	1,022.60	2.26	0.45

ClearTrack® 2025
Class R1	1,000.00	1,003.70	5.51	1,019.30	5.56	1.11
Class R6	1,000.00	1,006.50	2.29	1,022.50	2.31	0.46

ClearTrack® 2030
Class R1	1,000.00	1,006.50	5.52	1,019.30	5.56	1.11
Class R6	1,000.00	1,010.20	2.29	1,022.50	2.31	0.46

ClearTrack® 2035
Class R1	1,000.00	1,010.40	5.53	1,019.30	5.56	1.11
Class R6	1,000.00	1,013.90	2.30	1,022.50	2.31	0.46

ClearTrack® 2040
Class R1	1,000.00	1,014.70	5.54	1,019.30	5.56	1.11
Class R6	1,000.00	1,018.10	2.30	1,022.50	2.31	0.46

Transamerica Funds	Semi-Annual Report 2018

Disclosure of Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

ClearTrack® 2045
Class R1	$1,000.00	$1,022.30	$5.67	$1,019.20	$5.66	1.13%
Class R6	1,000.00	1,024.90	2.41	1,022.40	2.41	0.48

ClearTrack® 2050
Class R1	1,000.00	1,022.30	5.67	1,019.20	5.66	1.13
Class R6	1,000.00	1,026.50	2.41	1,022.40	2.41	0.48

ClearTrack® 2055
Class R1	1,000.00	1,024.60	5.62	1,019.20	5.61	1.12
Class R6	1,000.00	1,027.60	2.36	1,022.50	2.36	0.47

ClearTrack® 2060
Class R1	1,000.00	1,024.60	5.62	1,019.20	5.61	1.12
Class R6	1,000.00	1,027.60	2.36	1,022.50	2.36	0.47

ClearTrack® Retirement Income
Class R1	1,000.00	989.10	5.38	1,019.40	5.46	1.09
Class R6	1,000.00	992.90	2.17	1,022.60	2.21	0.44

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Funds’ Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds	Semi-Annual Report 2018

Schedules of Investments Composition

At April 30, 2018

(unaudited)

ClearTrack® 2015

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.3%
U.S. Equity Funds	31.9
International Equity Funds	15.1
Securities Lending Collateral	13.7
International Fixed Income Funds	5.9
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(13.8)
Total	100.0%

ClearTrack® 2020

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	41.1%
U.S. Equity Funds	36.0
International Equity Funds	16.6
Securities Lending Collateral	14.0
International Fixed Income Funds	5.4
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	(14.1)
Total	100.0%

ClearTrack® 2025

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	38.6%
U.S. Fixed Income Funds	35.5
International Equity Funds	20.6
Securities Lending Collateral	16.1
International Fixed Income Funds	4.5
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(16.2)
Total	100.0%

ClearTrack® 2030

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	43.4%
U.S. Fixed Income Funds	29.9
International Equity Funds	22.8
International Fixed Income Fund	3.0
Repurchase Agreement	1.0
Securities Lending Collateral	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

ClearTrack® 2035

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	46.8%
International Equity Funds	28.4
U.S. Fixed Income Fund	23.1
Securities Lending Collateral	5.7
International Fixed Income Fund	1.4
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(5.9)
Total	100.0%

ClearTrack® 2040

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	51.1%
International Equity Funds	30.8
U.S. Fixed Income Fund	16.7
International Fixed Income Fund	1.0
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

ClearTrack® 2045

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.2%
International Equity Funds	36.4
U.S. Fixed Income Fund	7.8
Securities Lending Collateral	2.0
Repurchase Agreement	0.7
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

ClearTrack® 2050

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	55.7%
International Equity Funds	36.8
Securities Lending Collateral	9.7
U.S. Fixed Income Fund	6.4
Repurchase Agreement	1.3
Net Other Assets (Liabilities)	(9.9)
Total	100.0%

ClearTrack® 2055

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	60.7%
International Equity Funds	39.6
U.S. Fixed Income Fund	6.8
Net Other Assets (Liabilities)	(7.1)
Total	100.0%

ClearTrack® 2060

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	60.7%
International Equity Funds	39.6
U.S. Fixed Income Fund	6.8
Net Other Assets (Liabilities)	(7.1)
Total	100.0%

ClearTrack® Retirement Income

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	58.9%
U.S. Equity Funds	25.6
International Fixed Income Funds	8.4
International Equity Funds	6.8
Securities Lending Collateral	3.4
Repurchase Agreement	0.5
Net Other Assets (Liabilities)	(3.6)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 15.1%
Vanguard FTSE Developed Markets ETF (A)	119,647	$ 5,361,382
Vanguard FTSE Emerging Markets ETF	35,119	1,604,236

		6,965,618

International Fixed Income Funds - 5.9%
iShares JP Morgan USD Emerging Markets Bond ETF	4,169	459,173
Vanguard Total International Bond ETF	41,563	2,269,340

		2,728,513

U.S. Equity Funds - 31.9%
Schwab U.S. Large-Cap ETF (A)	183,495	11,611,564
Schwab U.S. REIT ETF	14,121	548,036
Schwab U.S. Small-Cap ETF	37,699	2,623,473

		14,783,073

U.S. Fixed Income Funds - 46.3%
iShares Core U.S. Aggregate Bond ETF	168,600	17,871,600
iShares TIPS Bond ETF	24,617	2,772,121
SPDR Bloomberg Barclays High Yield Bond ETF (A)	22,551	808,904

		21,452,625

Total Exchange-Traded Funds (Cost $42,920,691)		45,929,829

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	6,343,132	$ 6,343,132

Total Securities Lending Collateral (Cost $6,343,132)		6,343,132

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $439,694 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $448,875.	$ 439,685	439,685

Total Repurchase Agreement (Cost $439,685)		439,685

Total Investments (Cost $49,703,508)		52,712,646
Net Other Assets (Liabilities) - (13.8)%		(6,386,643)

Net Assets - 100.0%		$ 46,326,003

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$45,929,829	$—	$—	$45,929,829
Securities Lending Collateral	6,343,132	—	—	6,343,132
Repurchase Agreement	—	439,685	—	439,685

Total Investments	$52,272,961	$439,685	$—	$52,712,646

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,209,790. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 16.6%
Vanguard FTSE Developed Markets ETF (A)	197,137	$ 8,833,709
Vanguard FTSE Emerging Markets ETF	57,125	2,609,470

		11,443,179

International Fixed Income Funds - 5.4%
iShares JP Morgan USD Emerging Markets Bond ETF	6,203	683,199
Vanguard Total International Bond ETF	55,920	3,053,232

		3,736,431

U.S. Equity Funds - 36.0%
Schwab U.S. Large-Cap ETF	308,056	19,493,784
Schwab U.S. REIT ETF	25,977	1,008,167
Schwab U.S. Small-Cap ETF	61,769	4,298,505

		24,800,456

U.S. Fixed Income Funds - 41.1%
iShares Core U.S. Aggregate Bond ETF	228,018	24,169,908
iShares TIPS Bond ETF	30,333	3,415,799
SPDR Bloomberg Barclays High Yield Bond ETF (A)	21,023	754,095

		28,339,802

Total Exchange-Traded Funds (Cost $63,564,916)		68,319,868

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	9,693,640	$ 9,693,640

Total Securities Lending Collateral (Cost $9,693,640)		9,693,640

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $702,956 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $718,200.	$ 702,941	702,941

Total Repurchase Agreement (Cost $702,941)		702,941

Total Investments (Cost $73,961,497)		78,716,449
Net Other Assets (Liabilities) - (14.1)%		(9,745,694)

Net Assets - 100.0%		$ 68,970,755

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$68,319,868	$—	$—	$68,319,868
Securities Lending Collateral	9,693,640	—	—	9,693,640
Repurchase Agreement	—	702,941	—	702,941

Total Investments	$78,013,508	$702,941	$—	$78,716,449

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,491,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 20.6%
Vanguard FTSE Developed Markets ETF (A)	297,125	$ 13,314,171
Vanguard FTSE Emerging Markets ETF	85,945	3,925,968

		17,240,139

International Fixed Income Funds - 4.5%
iShares JP Morgan USD Emerging Markets Bond ETF	7,458	821,424
Vanguard Total International Bond ETF	53,762	2,935,405

		3,756,829

U.S. Equity Funds - 38.6%
Schwab U.S. Large-Cap ETF	403,888	25,558,033
Schwab U.S. REIT ETF	37,406	1,451,727
Schwab U.S. Small-Cap ETF	76,660	5,334,769

		32,344,529

U.S. Fixed Income Funds - 35.5%
iShares Core U.S. Aggregate Bond ETF	257,506	27,295,636
iShares TIPS Bond ETF	22,311	2,512,442

		29,808,078

Total Exchange-Traded Funds (Cost $76,250,208)		83,149,575

	Shares	Value
SECURITIES LENDING COLLATERAL - 16.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	13,457,499	$ 13,457,499

Total Securities Lending Collateral (Cost $13,457,499)		13,457,499

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $790,226 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $807,975.	$ 790,210	790,210

Total Repurchase Agreement (Cost $790,210)		790,210

Total Investments (Cost $90,497,917)		97,397,284
Net Other Assets (Liabilities) - (16.2)%		(13,589,464)

Net Assets - 100.0%		$ 83,807,820

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$83,149,575	$—	$—	$83,149,575
Securities Lending Collateral	13,457,499	—	—	13,457,499
Repurchase Agreement	—	790,210	—	790,210

Total Investments	$96,607,074	$790,210	$—	$97,397,284

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $13,180,996. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 22.8%
Vanguard FTSE Developed Markets ETF	261,702	$ 11,726,867
Vanguard FTSE Emerging Markets ETF	71,346	3,259,085

		14,985,952

International Fixed Income Fund - 3.0%
Vanguard Total International Bond ETF	35,825	1,956,045

U.S. Equity Funds - 43.4%
Schwab U.S. Large-Cap ETF	355,796	22,514,771
Schwab U.S. REIT ETF (A)	36,750	1,426,268
Schwab U.S. Small-Cap ETF	65,355	4,548,054

		28,489,093

U.S. Fixed Income Funds - 29.9%
iShares Core U.S. Aggregate Bond ETF	172,825	18,319,450
iShares TIPS Bond ETF	11,538	1,299,294

		19,618,744

Total Exchange-Traded Funds (Cost $58,558,868)		65,049,834

SECURITIES LENDING COLLATERAL - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (C)	3,975	3,975

Total Securities Lending Collateral (Cost $3,975)		3,975

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.74% (C), dated 04/30/2018, to be repurchased at $670,270 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $688,275.

$ 670,256	$ 670,256

Total Repurchase Agreement (Cost $670,256)	670,256

Total Investments (Cost $59,233,099)	65,724,065
Net Other Assets (Liabilities) - (0.1)%	(71,485)

Net Assets - 100.0%	$ 65,652,580

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$65,049,834	$—	$—	$65,049,834
Securities Lending Collateral	3,975	—	—	3,975
Repurchase Agreement	—	670,256	—	670,256

Total Investments	$65,053,809	$670,256	$—	$65,724,065

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $3,881. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at April 30, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 28.4%
Vanguard FTSE Developed Markets ETF (A)	336,025	$ 15,057,280
Vanguard FTSE Emerging Markets ETF	87,482	3,996,178

		19,053,458

International Fixed Income Fund - 1.4%
Vanguard Total International Bond ETF	16,632	908,107

U.S. Equity Funds - 46.8%
Schwab U.S. Large-Cap ETF	391,997	24,805,570
Schwab U.S. REIT ETF	47,570	1,846,192
Schwab U.S. Small-Cap ETF (A)	67,169	4,674,291

		31,326,053

U.S. Fixed Income Fund - 23.1%
iShares Core U.S. Aggregate Bond ETF	145,783	15,452,998

Total Exchange-Traded Funds (Cost $58,440,804)		66,740,616

SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	3,834,517	3,834,517

Total Securities Lending Collateral (Cost $3,834,517)		3,834,517

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $338,452 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $349,125.

$ 338,445	$ 338,445

Total Repurchase Agreement (Cost $338,445)	338,445

Total Investments (Cost $62,613,766)	70,913,578
Net Other Assets (Liabilities) - (5.9)%	(3,950,219)

Net Assets - 100.0%	$ 66,963,359

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$66,740,616	$—	$—	$66,740,616
Securities Lending Collateral	3,834,517	—	—	3,834,517
Repurchase Agreement	—	338,445	—	338,445

Total Investments	$70,575,133	$338,445	$—	$70,913,578

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,755,849. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 30.8%
Vanguard FTSE Developed Markets ETF	317,317	$ 14,218,975
Vanguard FTSE Emerging Markets ETF	79,219	3,618,724

		17,837,699

International Fixed Income Fund - 1.0%
Vanguard Total International Bond ETF	10,412	568,495

U.S. Equity Funds - 51.1%
Schwab U.S. Large-Cap ETF	371,851	23,530,731
Schwab U.S. REIT ETF	47,457	1,841,806
Schwab U.S. Small-Cap ETF	61,282	4,264,615

		29,637,152

U.S. Fixed Income Fund - 16.7%
iShares Core U.S. Aggregate Bond ETF	91,254	9,672,924

Total Exchange-Traded Funds (Cost $49,908,173)		57,716,270

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 0.74% (A), dated 04/30/2018, to be repurchased at $370,438 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $379,050.

$ 370,430	$ 370,430

Total Repurchase Agreement (Cost $370,430)	370,430

Total Investments (Cost $50,278,603)	58,086,700
Net Other Assets (Liabilities) - (0.2)%	(124,111)

Net Assets - 100.0%	$ 57,962,589

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$57,716,270	$—	$—	$57,716,270
Repurchase Agreement	—	370,430	—	370,430

Total Investments	$57,716,270	$370,430	$—	$58,086,700

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at April 30, 2018.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 36.4%
Vanguard FTSE Developed Markets ETF (A)	253,987	$ 11,381,158
Vanguard FTSE Emerging Markets ETF	52,324	2,390,160

		13,771,318

U.S. Equity Funds - 55.2%
Schwab U.S. Large-Cap ETF	262,423	16,606,127
Schwab U.S. REIT ETF (A)	36,231	1,406,125
Schwab U.S. Small-Cap ETF	41,676	2,900,233

		20,912,485

U.S. Fixed Income Fund - 7.8%
iShares Core U.S. Aggregate Bond ETF	28,049	2,973,194

Total Exchange-Traded Funds (Cost $31,835,680)		37,656,997

SECURITIES LENDING COLLATERAL - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	765,294	765,294

Total Securities Lending Collateral (Cost $765,294)		765,294

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $250,366 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $259,350.

$ 250,361	$ 250,361

Total Repurchase Agreement (Cost $250,361)	250,361

Total Investments (Cost $32,851,335)	38,672,652
Net Other Assets (Liabilities) - (2.1)%	(801,135)

Net Assets - 100.0%	$ 37,871,517

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$37,656,997	$—	$—	$37,656,997
Securities Lending Collateral	765,294	—	—	765,294
Repurchase Agreement	—	250,361	—	250,361

Total Investments	$38,422,291	$250,361	$—	$38,672,652

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $749,434. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 36.8%
Vanguard FTSE Developed Markets ETF (A)	198,887	$ 8,912,126
Vanguard FTSE Emerging Markets ETF	44,120	2,015,402

		10,927,528

U.S. Equity Funds - 55.7%
Schwab U.S. Large-Cap ETF	206,877	13,091,176
Schwab U.S. REIT ETF	29,615	1,149,358
Schwab U.S. Small-Cap ETF	33,352	2,320,966

		16,561,500

U.S. Fixed Income Fund - 6.4%
iShares Core U.S. Aggregate Bond ETF	18,036	1,911,816

Total Exchange-Traded Funds (Cost $24,864,771)		29,400,844

SECURITIES LENDING COLLATERAL - 9.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	2,885,453	2,885,453

Total Securities Lending Collateral (Cost $2,885,453)		2,885,453

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $388,562 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $399,000.

$ 388,554	$ 388,554

Total Repurchase Agreement (Cost $388,554)	388,554

Total Investments (Cost $28,138,778)	32,674,851
Net Other Assets (Liabilities) - (9.9)%	(2,948,058)

Net Assets - 100.0%	$ 29,726,793

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$29,400,844	$—	$—	$29,400,844
Securities Lending Collateral	2,885,453	—	—	2,885,453
Repurchase Agreement	—	388,554	—	388,554

Total Investments	$32,286,297	$388,554	$—	$32,674,851

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,826,167. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 107.1%
International Equity Funds - 39.6%
Vanguard FTSE Developed Markets ETF	3,935	$ 176,327
Vanguard FTSE Emerging Markets ETF	867	39,605

		215,932

U.S. Equity Funds - 60.7%
Schwab U.S. Large-Cap ETF	4,174	264,131
Schwab U.S. REIT ETF	560	21,733
Schwab U.S. Small-Cap ETF	647	45,025

		330,889

U.S. Fixed Income Fund - 6.8%
iShares Core U.S. Aggregate Bond ETF	351	37,206

Total Exchange-Traded Funds (Cost $553,216)		584,027

Total Investments (Cost $553,216)		584,027
Net Other Assets (Liabilities) - (7.1)%		(38,685)

Net Assets - 100.0%		$ 545,342

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$584,027	$—	$—	$584,027

Total Investments	$584,027	$—	$—	$584,027

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 107.1%
International Equity Funds - 39.6%
Vanguard FTSE Developed Markets ETF	3,934	$ 176,282
Vanguard FTSE Emerging Markets ETF	867	39,605

		215,887

U.S. Equity Funds - 60.7%
Schwab U.S. Large-Cap ETF	4,172	264,004
Schwab U.S. REIT ETF	560	21,734
Schwab U.S. Small-Cap ETF	647	45,025

		330,763

U.S. Fixed Income Fund - 6.8%
iShares Core U.S. Aggregate Bond ETF	351	37,206

Total Exchange-Traded Funds (Cost $553,042)		583,856

Total Investments (Cost $553,042)		583,856
Net Other Assets (Liabilities) - (7.1)%		(38,470)

Net Assets - 100.0%		$ 545,386

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$583,856	$—	$—	$583,856

Total Investments	$583,856	$—	$—	$583,856

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At April 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 6.8%
Vanguard FTSE Developed Markets ETF	101,524	$ 4,549,290
Vanguard FTSE Emerging Markets ETF	25,035	1,143,599

		5,692,889

International Fixed Income Funds - 8.4%
iShares JP Morgan USD Emerging Markets Bond ETF	7,601	837,174
Vanguard Total International Bond ETF	113,401	6,191,695

		7,028,869

U.S. Equity Funds - 25.6%
Schwab U.S. Large-Cap ETF	262,792	16,629,478
Schwab U.S. REIT ETF	12,279	476,548
Schwab U.S. Small-Cap ETF	63,287	4,404,142

		21,510,168

U.S. Fixed Income Funds - 58.9%
iShares Core U.S. Aggregate Bond ETF	384,680	40,776,080
iShares TIPS Bond ETF	52,436	5,904,818
SPDR Bloomberg Barclays High Yield Bond ETF (A)	78,544	2,817,373

		49,498,271

Total Exchange-Traded Funds (Cost $82,478,227)		83,730,197

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.69% (B)	2,857,607	$ 2,857,607

Total Securities Lending Collateral (Cost $2,857,607)		2,857,607

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.74% (B), dated 04/30/2018, to be repurchased at $426,991 on 05/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $438,900.	$ 426,982	426,982

Total Repurchase Agreement (Cost $426,982)		426,982

Total Investments (Cost $85,762,816)		87,014,786
Net Other Assets (Liabilities) - (3.6)%		(3,018,566)

Net Assets - 100.0%		$ 83,996,220

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$83,730,197	$—	$—	$83,730,197
Securities Lending Collateral	2,857,607	—	—	2,857,607
Repurchase Agreement	—	426,982	—	426,982

Total Investments	$86,587,804	$426,982	$—	$87,014,786

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,789,179. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at April 30, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended April 30, 2018. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2018

(unaudited)

	ClearTrack® 2015	ClearTrack® 2020	ClearTrack® 2025	ClearTrack® 2030	ClearTrack® 2035
Assets:
Investments, at value (A) (B)	$52,272,961	$78,013,508	$96,607,074	$65,053,809	$70,575,133
Repurchase agreements, at value (C)	439,685	702,941	790,210	670,256	338,445
Receivables and other assets:
Shares of beneficial interest sold	—	547	—	450	—
Due from investment manager	3,802	—	—	—	—
Interest	9	14	16	14	7
Net income from securities lending	1,410	1,184	494	1,384	900
Prepaid expenses	157	248	299	230	238
Total assets	52,718,024	78,718,442	97,398,093	65,726,143	70,914,723

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	8,402	1,067	63,349	16,615	63,033
Investment management fees	—	571	9,310	3,089	3,663
Distribution and service fees	20,341	30,297	36,535	28,813	29,405
Transfer agent fees	6,410	9,548	11,518	9,079	9,265
Trustees, CCO and deferred compensation fees	113	145	169	139	128
Audit and tax fees	8,108	7,073	6,423	6,491	6,112
Custody fees	637	585	769	665	751
Legal fees	338	251	253	230	173
Printing and shareholder reports fees	606	416	255	414	267
Registration fees	3,732	3,837	3,900	3,810	3,812
Other	202	257	293	243	238
Collateral for securities on loan	6,343,132	9,693,640	13,457,499	3,975	3,834,517
Total liabilities	6,392,021	9,747,687	13,590,273	73,563	3,951,364
Net assets	$46,326,003	$68,970,755	$83,807,820	$65,652,580	$66,963,359

Net assets consist of:
Paid-in capital	$42,507,548	$62,549,663	$74,650,911	$57,455,688	$57,110,878
Undistributed (distributions in excess of) net investment income (loss)	91,059	134,377	150,995	120,777	131,040
Accumulated net realized gain (loss)	718,258	1,531,763	2,106,547	1,585,149	1,421,629
Net unrealized appreciation (depreciation) on:
Investments	3,009,138	4,754,952	6,899,367	6,490,966	8,299,812
Net assets	$46,326,003	$68,970,755	$83,807,820	$65,652,580	$66,963,359
Net assets by class:
Class R1	$45,903,933	$68,305,941	$82,385,372	$65,277,325	$66,520,503
Class R6	422,070	664,814	1,422,448	375,255	442,856
Shares outstanding (unlimited shares, no par value):
Class R1	4,416,051	6,474,242	7,545,174	5,863,640	5,842,077
Class R6	40,326	62,527	129,228	33,424	38,564
Net asset value per share:
Class R1	$10.39	$10.55	$10.92	$11.13	$11.39
Class R6	10.47	10.63	11.01	11.23	11.48

(A) Investments, at cost	$49,263,823	$73,258,556	$89,707,707	$58,562,843	$62,275,321
(B) Securities on loan, at value	$6,209,790	$9,491,870	$13,180,996	$3,881	$3,755,849
(C) Repurchase agreements, at cost	$439,685	$702,941	$790,210	$670,256	$338,445

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

	ClearTrack® 2040	ClearTrack® 2045	ClearTrack® 2050	ClearTrack® 2055	ClearTrack® 2060
Assets:
Investments, at value (A) (B)	$57,716,270	$38,422,291	$32,286,297	$584,027	$583,856
Repurchase agreements, at value (C)	370,430	250,361	388,554	—	—
Cash	—	—	—	5,247	5,462
Receivables and other assets:
Shares of beneficial interest sold	—	2	—	—	—
Due from investment manager	—	3,723	8,450	—	—
Interest	8	5	8	—	—
Net income from securities lending	1,070	640	18	—	—
Prepaid expenses	210	137	108	3	3
Total assets	58,087,988	38,677,159	32,683,435	589,277	589,321

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	79,146	6,164	41,824	—	—
Investment management fees	705	—	—	23,844	23,845
Distribution and service fees	25,301	16,393	12,743	119	119
Transfer agent fees	7,975	5,168	4,018	40	40
Trustees, CCO and deferred compensation fees	105	68	47	2	2
Audit and tax fees	7,153	7,740	7,793	8,171	8,171
Custody fees	801	630	756	2,669	2,669
Legal fees	113	84	31	15	15
Printing and shareholder reports fees	127	277	219	427	427
Registration fees	3,766	3,673	3,640	8,644	8,644
Other	207	151	118	4	3
Collateral for securities on loan	—	765,294	2,885,453	—	—
Total liabilities	125,399	805,642	2,956,642	43,935	43,935
Net assets	$57,962,589	$37,871,517	$29,726,793	$545,342	$545,386

Net assets consist of:
Paid-in capital	$48,511,731	$30,969,865	$24,461,824	$504,463	$504,501
Undistributed (distributions in excess of) net investment income (loss)	93,483	44,572	30,398	1,119	1,115
Accumulated net realized gain (loss)	1,549,278	1,035,763	698,498	8,949	8,956
Net unrealized appreciation (depreciation) on:
Investments	7,808,097	5,821,317	4,536,073	30,811	30,814
Net assets	$57,962,589	$37,871,517	$29,726,793	$545,342	$545,386
Net assets by class:
Class R1	$57,175,334	$37,230,357	$29,057,257	$271,772	$271,775
Class R6	787,255	641,160	669,536	273,570	273,611
Shares outstanding (unlimited shares, no par value):
Class R1	4,943,978	3,150,915	2,441,447	25,163	25,163
Class R6	67,240	53,796	55,761	25,270	25,274
Net asset value per share:
Class R1	$11.56	$11.82	$11.90	$10.80	$10.80
Class R6	11.71	11.92	12.01	10.83	10.83

(A) Investments, at cost	$49,908,173	$32,600,974	$27,750,224	$553,216	$553,042
(B) Securities on loan, at value	$—	$749,434	$2,826,167	$—	$—
(C) Repurchase agreements, at cost	$370,430	$250,361	$388,554	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2018

(unaudited)

ClearTrack® Retirement Income
Assets:
Investments, at value (A) (B)	$86,587,804
Repurchase agreements, at value (C)	426,982
Receivables and other assets:
Interest	9
Net income from securities lending	3,392
Prepaid expenses	299
Total assets	87,018,486

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	91,577
Investment management fees	7,619
Distribution and service fees	36,993
Transfer agent fees	11,656
Trustees, CCO and deferred compensation fees	204
Audit and tax fees	8,536
Custody fees	510
Legal fees	414
Printing and shareholder reports fees	2,895
Registration fees	3,933
Other	322
Collateral for securities on loan	2,857,607
Total liabilities	3,022,266
Net assets	$83,996,220

Net assets consist of:
Paid-in capital	$79,886,012
Undistributed (distributions in excess of) net investment income (loss)	199,884
Accumulated net realized gain (loss)	2,658,354
Net unrealized appreciation (depreciation) on:
Investments	1,251,970
Net assets	$83,996,220
Net assets by class:
Class R1	$83,575,687
Class R6	420,533
Shares outstanding (unlimited shares, no par value):
Class R1	8,105,887
Class R6	40,446
Net asset value per share:
Class R1	$10.31
Class R6	10.40

(A) Investments, at cost	$85,335,834
(B) Securities on loan, at value	$2,789,179
(C) Repurchase agreements, at cost	$426,982

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS

For the period ended April 30, 2018

(unaudited)

	ClearTrack® 2015	ClearTrack® 2020	ClearTrack® 2025	ClearTrack® 2030	ClearTrack® 2035
Investment Income:
Dividend income	$618,474	$908,432	$1,058,895	$826,659	$826,952
Interest income	892	1,339	1,786	1,365	1,393
Net income (loss) from securities lending	4,313	14,658	5,371	6,377	4,404
Total investment income	623,679	924,429	1,066,052	834,401	832,749

Expenses:
Investment management fees	94,020	140,224	167,771	130,649	132,239
Distribution and service fees:
Class R1	122,664	182,848	217,232	170,996	172,868
Transfer agent fees
Class R1	38,639	57,597	68,428	53,864	54,454
Class R6	16	25	53	14	17
Trustees, CCO and deferred compensation fees	566	821	976	767	762
Audit and tax fees	8,494	8,651	8,750	8,635	8,639
Custody fees	4,790	4,690	4,802	4,734	4,647
Legal fees	1,275	1,798	2,121	1,669	1,642
Printing and shareholder reports fees	2,206	2,703	3,015	2,566	2,511
Registration fees	30,863	31,003	31,083	30,969	30,976
Other	1,947	2,192	2,346	2,137	2,121
Total expenses before waiver and/or reimbursement and recapture	305,480	432,552	506,577	407,000	410,876
Expenses waived and/or reimbursed:
Class R1	(34,381)	(30,388)	(20,916)	(26,404)	(25,899)
Class R6	(305)	(287)	(356)	(147)	(171)
Recapture of previously waived and/or reimbursed fees:
Class R1	—	1,863	186	—	—
Class R6	9	16	2	—	1
Net expenses	270,803	403,756	485,493	380,449	384,807
Net investment income (loss)	352,876	520,673	580,559	453,952	447,942

Net realized gain (loss) on:
Investments	1,560,829	2,424,687	2,218,211	1,602,843	1,445,385

Net change in unrealized appreciation (depreciation) on:
Investments	(1,970,040)	(2,779,701)	(2,405,447)	(1,500,083)	(1,057,578)
Net realized and change in unrealized gain (loss)	(409,211)	(355,014)	(187,236)	102,760	387,807
Net increase (decrease) in net assets resulting from operations	$(56,335)	$165,659	$393,323	$556,712	$835,749

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

	ClearTrack® 2040	ClearTrack® 2045	ClearTrack® 2050	ClearTrack® 2055	ClearTrack® 2060
Investment Income:
Dividend income	$683,250	$412,362	$310,503	$5,693	$5,694
Interest income	1,355	772	796	—	—
Net income (loss) from securities lending	3,579	2,644	25	—	—
Total investment income	688,184	415,778	311,324	5,693	5,694

Expenses:
Investment management fees	114,271	73,913	57,182	1,033	1,033
Distribution and service fees:
Class R1	148,459	95,718	73,631	678	678
Transfer agent fees
Class R1	46,765	30,151	23,194	214	214
Class R6	28	23	24	11	11
Trustees, CCO and deferred compensation fees	654	422	321	7	7
Audit and tax fees	8,551	8,414	8,358	8,185	8,185
Custody fees	4,604	3,887	4,396	5,268	5,268
Legal fees	1,391	905	672	648	648
Printing and shareholder reports fees	2,176	1,674	1,399	727	727
Registration fees	30,923	30,806	30,799	18,523	18,524
Other	2,002	1,779	1,671	1,204	1,205
Total expenses before waiver and/or reimbursement and recapture	359,824	247,692	201,647	36,498	36,500
Expenses waived and/or reimbursed:
Class R1	(28,124)	(29,404)	(33,615)	(30,141)	(30,142)
Class R6	(375)	(490)	(750)	(30,262)	(30,265)
Recapture of previously waived and/or reimbursed fees:
Class R1	—	—	656	13,004	13,005
Class R6	—	—	14	13,060	13,062
Net expenses	331,325	217,798	167,952	2,159	2,160
Net investment income (loss)	356,859	197,980	143,372	3,534	3,534

Net realized gain (loss) on:
Investments	1,598,475	1,094,543	708,315	8,953	8,956

Net change in unrealized appreciation (depreciation) on:
Investments	(1,005,871)	(429,762)	(171,969)	1,272	1,268
Net realized and change in unrealized gain (loss)	592,604	664,781	536,346	10,225	10,224
Net increase (decrease) in net assets resulting from operations	$949,463	$862,761	$679,718	$13,759	$13,758

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2018

(unaudited)

ClearTrack® Retirement Income
Investment Income:
Dividend income	$1,210,576
Interest income	1,737
Net income (loss) from securities lending	14,122
Total investment income	1,226,435

Expenses:
Investment management fees	173,534
Distribution and service fees:
Class R1	227,302
Transfer agent fees
Class R1	71,600
Class R6	16
Trustees, CCO and deferred compensation fees	1,039
Audit and tax fees	8,747
Custody fees	5,050
Legal fees	2,330
Printing and shareholder reports fees	3,161
Registration fees	31,119
Other	2,446
Total expenses before waiver and/or reimbursement and recapture	526,344
Expenses waived and/or reimbursed:
Class R1	(32,105)
Class R6	(155)
Recapture of previously waived and/or reimbursed fees:
Class R1	2,333
Class R6	10
Net expenses	496,427
Net investment income (loss)	730,008

Net realized gain (loss) on:
Investments	2,661,864

Net change in unrealized appreciation (depreciation) on:
Investments	(4,244,208)
Net realized and change in unrealized gain (loss)	(1,582,344)
Net increase (decrease) in net assets resulting from operations	$(852,336)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	ClearTrack® 2015		ClearTrack® 2020		ClearTrack® 2025
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017
From operations:
Net investment income (loss)	$352,876	$667,517	$520,673	$875,121	$580,559	$976,072
Net realized gain (loss)	1,560,829	458,601	2,424,687	426,387	2,218,211	446,999
Net change in unrealized appreciation (depreciation)	(1,970,040)	3,731,357	(2,779,701)	6,170,550	(2,405,447)	8,248,723
Net increase (decrease) in net assets resulting from operations	(56,335)	4,857,475	165,659	7,472,058	393,323	9,671,794

Dividends and/or distributions to shareholders:
Net investment income:
Class R1	(665,797)	(560,391)	(906,999)	(704,529)	(982,498)	(790,233)
Class R6	(8,345)	(5,392)	(11,938)	(8,206)	(24,258)	(8,700)
Total dividends and/or distributions from net investment income	(674,142)	(565,783)	(918,937)	(712,735)	(1,006,756)	(798,933)
Net realized gains:
Class R1	(450,090)	(80,803)	(420,180)	(88,695)	(478,122)	(14,460)
Class R6	(3,722)	(547)	(3,606)	(738)	(7,477)	(114)
Total dividends and/or distributions from net realized gains	(453,812)	(81,350)	(423,786)	(89,433)	(485,599)	(14,574)
Total dividends and/or distributions to shareholders	(1,127,954)	(647,133)	(1,342,723)	(802,168)	(1,492,355)	(813,507)

Capital share transactions:
Proceeds from shares sold:
Class R1	266,481	14,089,688	419,103	21,666,202	761,367	28,151,097
Class R6	7,664	60,983	16,649	94,741	55,204	689,997
	274,145	14,150,671	435,752	21,760,943	816,571	28,841,094
Dividends and/or distributions reinvested:
Class R1	1,115,887	641,194	1,327,179	793,224	1,460,620	804,693
Class R6	12,067	5,939	15,544	8,944	31,735	8,814
	1,127,954	647,133	1,342,723	802,168	1,492,355	813,507
Cost of shares redeemed:
Class R1	(7,232,313)	(10,718,716)	(9,095,609)	(9,073,392)	(9,261,608)	(11,091,601)
Class R6	(248)	(242)	(26,766)	(1,391)	(19,270)	(5,420)
	(7,232,561)	(10,718,958)	(9,122,375)	(9,074,783)	(9,280,878)	(11,097,021)
Net increase (decrease) in net assets resulting from capital share transactions	(5,830,462)	4,078,846	(7,343,900)	13,488,328	(6,971,952)	18,557,580
Net increase (decrease) in net assets	(7,014,751)	8,289,188	(8,520,964)	20,158,218	(8,070,984)	27,415,867

Net assets:
Beginning of period/year	53,340,754	45,051,566	77,491,719	57,333,501	91,878,804	64,462,937
End of period/year	$46,326,003	$53,340,754	$68,970,755	$77,491,719	$83,807,820	$91,878,804
Undistributed (distributions in excess of) net investment income (loss)	$91,059	$412,325	$134,377	$532,641	$150,995	$577,192

Capital share transactions - shares:
Shares issued:
Class R1	25,233	1,407,629	39,098	2,166,023	68,720	2,749,506
Class R6	722	6,010	1,542	8,967	4,946	66,217
	25,955	1,413,639	40,640	2,174,990	73,666	2,815,723
Shares reinvested:
Class R1	105,771	65,696	124,035	81,273	131,944	80,631
Class R6	1,139	605	1,445	912	2,851	878
	106,910	66,301	125,480	82,185	134,795	81,509
Shares redeemed:
Class R1	(681,408)	(1,049,765)	(846,576)	(881,927)	(836,457)	(1,048,640)
Class R6	(24)	(24)	(2,452)	(135)	(1,738)	(504)
	(681,432)	(1,049,789)	(849,028)	(882,062)	(838,195)	(1,049,144)
Net increase (decrease) in shares outstanding:
Class R1	(550,404)	423,560	(683,443)	1,365,369	(635,793)	1,781,497
Class R6	1,837	6,591	535	9,744	6,059	66,591
	(548,567)	430,151	(682,908)	1,375,113	(629,734)	1,848,088

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	ClearTrack® 2030		ClearTrack® 2035		ClearTrack® 2040
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017
From operations:
Net investment income (loss)	$453,952	$786,215	$447,942	$846,201	$356,859	$736,961
Net realized gain (loss)	1,602,843	543,098	1,445,385	401,961	1,598,475	269,734
Net change in unrealized appreciation (depreciation)	(1,500,083)	7,175,219	(1,057,578)	8,337,398	(1,005,871)	8,016,032
Net increase (decrease) in net assets resulting from operations	556,712	8,504,532	835,749	9,585,560	949,463	9,022,727

Dividends and/or distributions to shareholders:
Net investment income:
Class R1	(777,616)	(644,133)	(808,798)	(698,342)	(716,311)	(563,549)
Class R6	(6,268)	(4,572)	(7,440)	(6,076)	(13,257)	(7,201)
Total dividends and/or distributions from net investment income	(783,884)	(648,705)	(816,238)	(704,418)	(729,568)	(570,750)
Net realized gains:
Class R1	(552,452)	—	(411,366)	—	(266,380)	—
Class R6	(2,818)	—	(2,445)	—	(3,240)	—
Total dividends and/or distributions from net realized gains	(555,270)	—	(413,811)	—	(269,620)	—
Total dividends and/or distributions to shareholders	(1,339,154)	(648,705)	(1,230,049)	(704,418)	(999,188)	(570,750)

Capital share transactions:
Proceeds from shares sold:
Class R1	1,155,351	19,413,136	1,111,794	18,312,733	1,076,387	18,871,475
Class R6	20,070	18,387	24,838	90,815	64,153	314,635
	1,175,421	19,431,523	1,136,632	18,403,548	1,140,540	19,186,110
Dividends and/or distributions reinvested:
Class R1	1,330,068	644,133	1,220,164	698,342	982,691	563,549
Class R6	9,086	4,572	9,885	6,076	16,497	7,201
	1,339,154	648,705	1,230,049	704,418	999,188	570,750
Cost of shares redeemed:
Class R1	(6,468,030)	(11,771,960)	(6,378,586)	(7,587,168)	(5,204,222)	(7,319,084)
Class R6	(1,487)	(16,509)	(113,853)	(6,061)	(28,173)	(115,751)
	(6,469,517)	(11,788,469)	(6,492,439)	(7,593,229)	(5,232,395)	(7,434,835)
Net increase (decrease) in net assets resulting from capital share transactions	(3,954,942)	8,291,759	(4,125,758)	11,514,737	(3,092,667)	12,322,025
Net increase (decrease) in net assets	(4,737,384)	16,147,586	(4,520,058)	20,395,879	(3,142,392)	20,774,002

Net assets:
Beginning of period/year	70,389,964	54,242,378	71,483,417	51,087,538	61,104,981	40,330,979
End of period/year	$65,652,580	$70,389,964	$66,963,359	$71,483,417	$57,962,589	$61,104,981
Undistributed (distributions in excess of) net investment income (loss)	$120,777	$450,709	$131,040	$499,336	$93,483	$466,192

Capital share transactions - shares:
Shares issued:
Class R1	102,392	1,876,217	96,801	1,756,946	91,118	1,808,065
Class R6	1,760	1,718	2,135	8,665	5,403	30,274
	104,152	1,877,935	98,936	1,765,611	96,521	1,838,339
Shares reinvested:
Class R1	118,018	63,776	105,825	68,802	83,991	55,577
Class R6	802	450	852	595	1,395	704
	118,820	64,226	106,677	69,397	85,386	56,281
Shares redeemed:
Class R1	(571,494)	(1,095,883)	(549,643)	(702,286)	(443,888)	(671,049)
Class R6	(127)	(1,532)	(9,723)	(553)	(2,359)	(10,805)
	(571,621)	(1,097,415)	(559,366)	(702,839)	(446,247)	(681,854)
Net increase (decrease) in shares outstanding:
Class R1	(351,084)	844,110	(347,017)	1,123,462	(268,779)	1,192,593
Class R6	2,435	636	(6,736)	8,707	4,439	20,173
	(348,649)	844,746	(353,753)	1,132,169	(264,340)	1,212,766

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	ClearTrack® 2045		ClearTrack® 2050
	April 30, 2018 (unaudited)	October 31, 2017	April 30, 2018 (unaudited)	October 31, 2017
From operations:
Net investment income (loss)	$197,980	$453,536	$143,372	$314,125
Net realized gain (loss)	1,094,543	253,901	708,315	81,575
Net change in unrealized appreciation (depreciation)	(429,762)	5,606,848	(171,969)	4,342,431
Net increase (decrease) in net assets resulting from operations	862,761	6,314,285	679,718	4,738,131

Dividends and/or distributions to shareholders:
Net investment income:
Class R1	(416,245)	(352,543)	(289,564)	(233,267)
Class R6	(10,098)	(7,031)	(10,021)	(7,360)
Total dividends and/or distributions from net investment income	(426,343)	(359,574)	(299,585)	(240,627)
Net realized gains:
Class R1	(241,086)	—	(88,021)	—
Class R6	(3,704)	—	(1,883)	—
Total dividends and/or distributions from net realized gains	(244,790)	—	(89,904)	—
Total dividends and/or distributions to shareholders	(671,133)	(359,574)	(389,489)	(240,627)

Capital share transactions:
Proceeds from shares sold:
Class R1	885,938	10,614,138	1,436,270	8,515,015
Class R6	48,700	70,415	63,300	73,424
	934,638	10,684,553	1,499,570	8,588,439
Dividends and/or distributions reinvested:
Class R1	657,331	352,543	377,585	233,267
Class R6	13,802	7,031	11,904	7,360
	671,133	359,574	389,489	240,627
Cost of shares redeemed:
Class R1	(3,020,074)	(5,622,430)	(2,371,828)	(3,256,911)
Class R6	(6,411)	(7,290)	(36,288)	(25,494)
	(3,026,485)	(5,629,720)	(2,408,116)	(3,282,405)
Net increase (decrease) in net assets resulting from capital share transactions	(1,420,714)	5,414,407	(519,057)	5,546,661
Net increase (decrease) in net assets	(1,229,086)	11,369,118	(228,828)	10,044,165

Net assets:
Beginning of period/year	39,100,603	27,731,485	29,955,621	19,911,456
End of period/year	$37,871,517	$39,100,603	$29,726,793	$29,955,621
Undistributed (distributions in excess of) net investment income (loss)	$44,572	$272,935	$30,398	$186,611

Capital share transactions - shares:
Shares issued:
Class R1	73,026	1,007,181	118,764	807,052
Class R6	4,044	6,590	5,224	6,662
	77,070	1,013,771	123,988	813,714
Shares reinvested:
Class R1	55,145	34,529	31,465	22,803
Class R6	1,150	685	986	715
	56,295	35,214	32,451	23,518
Shares redeemed:
Class R1	(251,455)	(513,841)	(196,919)	(298,390)
Class R6	(527)	(649)	(3,020)	(2,341)
	(251,982)	(514,490)	(199,939)	(300,731)
Net increase (decrease) in shares outstanding:
Class R1	(123,284)	527,869	(46,690)	531,465
Class R6	4,667	6,626	3,190	5,036
	(118,617)	534,495	(43,500)	536,501

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	ClearTrack® 2055		ClearTrack® 2060
	April 30, 2018 (unaudited)	October 31, 2017 (A)	April 30, 2018 (unaudited)	October 31, 2017 (A)
From operations:
Net investment income (loss)	$3,534	$1,409	$3,534	$1,410
Net realized gain (loss)	8,953	296	8,956	295
Net change in unrealized appreciation (depreciation)	1,272	29,539	1,268	29,546
Net increase (decrease) in net assets resulting from operations	13,759	31,244	13,758	31,251

Dividends and/or distributions to shareholders:
Net investment income:
Class R1	(1,628)	—	(1,630)	—
Class R6	(2,452)	—	(2,455)	—
Total dividends and/or distributions from net investment income	(4,080)	—	(4,085)	—
Net realized gains:
Class R1	(150)	—	(147)	—
Class R6	(150)	—	(148)	—
Total dividends and/or distributions from net realized gains	(300)	—	(295)	—
Total dividends and/or distributions to shareholders	(4,380)	—	(4,380)	—

Capital share transactions:
Proceeds from shares sold:
Class R1	—	250,000	—	250,000
Class R6	339	250,000	377	250,000
	339	500,000	377	500,000
Dividends and/or distributions reinvested:
Class R1	1,778	—	1,777	—
Class R6	2,602	—	2,603	—
	4,380	—	4,380	—
Net increase (decrease) in net assets resulting from capital share transactions	4,719	500,000	4,757	500,000
Net increase (decrease) in net assets	14,098	531,244	14,135	531,251

Net assets:
Beginning of period/year	531,244	—	531,251	—
End of period/year	$545,342	$531,244	$545,386	$531,251
Undistributed (distributions in excess of) net investment income (loss)	$1,119	$1,665	$1,115	$1,666

Capital share transactions - shares:
Shares issued:
Class R1	—	25,000	—	25,000
Class R6	31	25,000	35	25,000
	31	50,000	35	50,000
Shares reinvested:
Class R1	163	—	163	—
Class R6	239	—	239	—
	402	—	402	—
Net increase (decrease) in shares outstanding:
Class R1	163	25,000	163	25,000
Class R6	270	25,000	274	25,000
	433	50,000	437	50,000

(A)	Commenced operations on July 7, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	ClearTrack® Retirement Income
	April 30, 2018 (unaudited)	October 31, 2017
From operations:
Net investment income (loss)	$730,008	$1,309,539
Net realized gain (loss)	2,661,864	454,756
Net change in unrealized appreciation (depreciation)	(4,244,208)	4,251,581
Net increase (decrease) in net assets resulting from operations	(852,336)	6,015,876

Dividends and/or distributions to shareholders:
Net investment income:
Class R1	(1,399,401)	(925,163)
Class R6	(8,631)	(4,123)
Total dividends and/or distributions from net investment income	(1,408,032)	(929,286)
Net realized gains:
Class R1	(456,326)	—
Class R6	(1,940)	—
Total dividends and/or distributions from net realized gains	(458,266)	—
Total dividends and/or distributions to shareholders	(1,866,298)	(929,286)

Capital share transactions:
Proceeds from shares sold:
Class R1	897,057	35,523,597
Class R6	22,483	126,466
	919,540	35,650,063
Dividends and/or distributions reinvested:
Class R1	1,855,727	925,163
Class R6	10,571	4,123
	1,866,298	929,286
Cost of shares redeemed:
Class R1	(15,310,064)	(14,751,142)
Class R6	(7,425)	(424)
	(15,317,489)	(14,751,566)
Net increase (decrease) in net assets resulting from capital share transactions	(12,531,651)	21,827,783
Net increase (decrease) in net assets	(15,250,285)	26,914,373

Net assets:
Beginning of period/year	99,246,505	72,332,132
End of period/year	$83,996,220	$99,246,505
Undistributed (distributions in excess of) net investment income (loss)	$199,884	$877,908

Capital share transactions - shares:
Shares issued:
Class R1	84,650	3,499,386
Class R6	2,128	12,459
	86,778	3,511,845
Shares reinvested:
Class R1	176,736	92,981
Class R6	1,001	412
	177,737	93,393
Shares redeemed:
Class R1	(1,456,948)	(1,423,010)
Class R6	(693)	(40)
	(1,457,641)	(1,423,050)
Net increase (decrease) in shares outstanding:
Class R1	(1,195,562)	2,169,357
Class R6	2,436	12,831
	(1,193,126)	2,182,188

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	ClearTrack® 2015
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.66		$9.85	$9.76		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07		0.13	0.11	(D)	0.08
Net realized and unrealized gain (loss)	(0.10)		0.82	0.03		(0.32)
Total investment operations	(0.03)		0.95	0.14		(0.24)
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.12)	(0.05)		—
Net realized gains	(0.10)		(0.02)	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.24)		(0.14)	(0.05)		—
Net asset value, end of period/year	$10.39		$10.66	$9.85		$9.76
Total return	(0.32	)%(F)	9.72%	1.52%		(2.40	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,904		$52,926	$44,735		$15,821
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.24	%(H)	1.17%	1.22%		3.19	%(H)
Including waiver and/or reimbursement and recapture (I)	1.10	%(H)	1.11%	1.08	%(D)	1.06	%(H)
Net investment income (loss) to average net assets (C)	1.42	%(H)	1.28%	1.18	%(D)	1.32	%(H)
Portfolio turnover rate (J)	21	%(F)	9%	43%		43	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	ClearTrack® 2015
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.77		$9.93	$9.80		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11		0.20	0.18	(D)	0.13
Net realized and unrealized gain (loss)	(0.09)		0.83	0.02		(0.33)
Total investment operations	0.02		1.03	0.20		(0.20)
Dividends and/or distributions to shareholders:
Net investment income	(0.22)		(0.17)	(0.07)		—
Net realized gains	(0.10)		(0.02)	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.32)		(0.19)	(0.07)		—
Net asset value, end of period/year	$10.47		$10.77	$9.93		$9.80
Total return	0.08	%(F)	10.50%	2.11%		(2.00	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$422		$415	$317		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.59	%(H)	0.52%	0.57%		2.54	%(H)
Including waiver and/or reimbursement and recapture (I)	0.45	%(H)	0.46%	0.43	%(D)	0.41	%(H)
Net investment income (loss) to average net assets (C)	2.06	%(H)	1.91%	1.87	%(D)	1.96	%(H)
Portfolio turnover rate (J)	21	%(F)	9%	43%		43	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	ClearTrack® 2020
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.73		$9.81	$9.75		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07		0.12	0.12	(D)	0.09
Net realized and unrealized gain (loss)	(0.06)		0.92	(0.01	)(E)	(0.34)
Total investment operations	0.01		1.04	0.11		(0.25)
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.11)	(0.05)		—
Net realized gains	(0.06)		(0.01)	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.19)		(0.12)	(0.05)		—
Net asset value, end of period/year	$10.55		$10.73	$9.81		$9.75
Total return	0.06	%(G)	10.79%	1.21%		(2.50	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,306		$76,819	$56,817		$15,345
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.18	%(I)	1.14%	1.20%		3.27	%(I)
Including waiver and/or reimbursement and recapture (J)	1.10	%(I)	1.11%	1.08	%(D)	1.05	%(I)
Net investment income (loss) to average net assets (C)	1.41	%(I)	1.21%	1.19	%(D)	1.36	%(I)
Portfolio turnover rate (K)	22	%(G)	5%	42%		73	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	ClearTrack® 2020
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.85		$9.89	$9.79		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11		0.19	0.18	(D)	0.13
Net realized and unrealized gain (loss)	(0.07)		0.94	(0.01	)(E)	(0.34)
Total investment operations	0.04		1.13	0.17		(0.21)
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.16)	(0.07)		—
Net realized gains	(0.06)		(0.01)	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.26)		(0.17)	(0.07)		—
Net asset value, end of period/year	$10.63		$10.85	$9.89		$9.79
Total return	0.32	%(G)	11.62%	1.80%		(2.10	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$665		$673	$517		$245
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.53	%(I)	0.49%	0.55%		2.62	%(I)
Including waiver and/or reimbursement and recapture (J)	0.45	%(I)	0.46%	0.43	%(D)	0.40	%(I)
Net investment income (loss) to average net assets (C)	2.02	%(I)	1.85%	1.90	%(D)	1.95	%(I)
Portfolio turnover rate (K)	22	%(G)	5%	42%		73	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	ClearTrack® 2025
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.06		$9.98		$9.77		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07		0.12		0.12	(D)	0.08
Net realized and unrealized gain (loss)	(0.03)		1.07		0.14		(0.31)
Total investment operations	0.04		1.19		0.26		(0.23)
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.11)		(0.05)		—
Net realized gains	(0.06)		(0.00	)(E)	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.18)		(0.11)		(0.05)		—
Net asset value, end of period/year	$10.92		$11.06		$9.98		$9.77
Total return	0.37	%(F)	12.06%		2.70%		(2.30	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$82,385		$90,501		$63,893		$14,942
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.16	%(H)	1.13%		1.19%		3.19	%(H)
Including waiver and/or reimbursement and recapture (I)	1.11	%(H)	1.12%		1.09	%(D)	1.07	%(H)
Net investment income (loss) to average net assets (C)	1.30	%(H)	1.15%		1.22	%(D)	1.19	%(H)
Portfolio turnover rate (J)	24	%(F)	6%		3%		6	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	ClearTrack® 2025
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017		October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.19		$10.07		$9.81		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11		0.18		0.19	(D)	0.13
Net realized and unrealized gain (loss)	(0.03)		1.09		0.14		(0.32)
Total investment operations	0.08		1.27		0.33		(0.19)
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.15)		(0.07)		—
Net realized gains	(0.06)		(0.00	)(E)	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.26)		(0.15)		(0.07)		—
Net asset value, end of period/year	$11.01		$11.19		$10.07		$9.81
Total return	0.65	%(F)	12.83%		3.37%		(1.90	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,423		$1,378		$570		$245
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.51	%(H)	0.48%		0.54%		2.54	%(H)
Including waiver and/or reimbursement and recapture (I)	0.46	%(H)	0.47%		0.44	%(D)	0.42	%(H)
Net investment income (loss) to average net assets (C)	1.93	%(H)	1.69%		1.93	%(D)	1.91	%(H)
Portfolio turnover rate (J)	24	%(F)	6%		3%		6	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	ClearTrack® 2030
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.27		$10.04	$9.82		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07		0.12	0.11	(D)	0.08
Net realized and unrealized gain (loss)	0.01		1.22	0.16		(0.26)
Total investment operations	0.08		1.34	0.27		(0.18)
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.11)	(0.05)		—
Net realized gains	(0.09)		—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.22)		(0.11)	(0.05)		—
Net asset value, end of period/year	$11.13		$11.27	$10.04		$9.82
Total return	0.65	%(F)	13.43%	2.74%		(1.80	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,278		$70,037	$53,935		$12,041
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.19	%(H)	1.15%	1.21%		3.89	%(H)
Including waiver and/or reimbursement and recapture (I)	1.11	%(H)	1.12%	1.09	%(D)	1.08	%(H)
Net investment income (loss) to average net assets (C)	1.32	%(H)	1.16%	1.14	%(D)	1.27	%(H)
Portfolio turnover rate (J)	25	%(F)	9%	0	%(K)	1	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(K)	Rounds to less than 1%.

For a share outstanding during the periods and years indicated:	ClearTrack® 2030
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.40		$10.13	$9.86		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11		0.19	0.19	(D)	0.14
Net realized and unrealized gain (loss)	0.01		1.23	0.14		(0.28)
Total investment operations	0.12		1.42	0.33		(0.14)
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.15)	(0.06)		—
Net realized gains	(0.09)		—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.29)		(0.15)	(0.06)		—
Net asset value, end of period/year	$11.23		$11.40	$10.13		$9.86
Total return	1.02	%(F)	14.20%	3.40%		(1.40	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$375		$353	$307		$247
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.54	%(H)	0.50%	0.57%		3.24	%(H)
Including waiver and/or reimbursement and recapture (I)	0.46	%(H)	0.47%	0.44	%(D)	0.43	%(H)
Net investment income (loss) to average net assets (C)	1.94	%(H)	1.81%	1.90	%(D)	2.05	%(H)
Portfolio turnover rate (J)	25	%(F)	9%	0	%(K)	1	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(K)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	ClearTrack® 2035
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.47		$10.01	$9.81		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07		0.14	0.13	(D)	0.10
Net realized and unrealized gain (loss)	0.05		1.44	0.13		(0.29	)(E)
Total investment operations	0.12		1.58	0.26		(0.19)
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.12)	(0.06)		—
Net realized gains	(0.07)		—	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.20)		(0.12)	(0.06)		—
Net asset value, end of period/year	$11.39		$11.47	$10.01		$9.81
Total return	1.04	%(G)	15.97%	2.63%		(1.90	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,520		$70,958	$50,718		$9,888
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.18	%(I)	1.15%	1.22%		4.29	%(I)
Including waiver and/or reimbursement and recapture (J)	1.11	%(I)	1.12%	1.09	%(D)	1.07	%(I)
Net investment income (loss) to average net assets (C)	1.28	%(I)	1.28%	1.34	%(D)	1.56	%(I)
Portfolio turnover rate (K)	21	%(G)	8%	0	%(L)	3	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(L)	Rounds to less than 1%.

For a share outstanding during the periods and years indicated:	ClearTrack® 2035
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.59		$10.10	$9.85		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11		0.20	0.20	(D)	0.15
Net realized and unrealized gain (loss)	0.06		1.46	0.12		(0.30	)(E)
Total investment operations	0.17		1.66	0.32		(0.15)
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.17)	(0.07)		—
Net realized gains	(0.07)		—	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.28)		(0.17)	(0.07)		—
Net asset value, end of period/year	$11.48		$11.59	$10.10		$9.85
Total return	1.39	%(G)	16.61%	3.30%		(1.50	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$443		$525	$370		$246
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.54	%(I)	0.50%	0.57%		3.64	%(I)
Including waiver and/or reimbursement and recapture (J)	0.46	%(I)	0.47%	0.44	%(D)	0.42	%(I)
Net investment income (loss) to average net assets (C)	1.84	%(I)	1.88%	2.01	%(D)	2.26	%(I)
Portfolio turnover rate (K)	21	%(G)	8%	0	%(L)	3	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(L)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	ClearTrack® 2040
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.58		$9.93	$9.79		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.07		0.14	0.14	(D)	0.12
Net realized and unrealized gain (loss)	0.10		1.63	0.06		(0.33	)(E)
Total investment operations	0.17		1.77	0.20		(0.21)
Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.12)	(0.06)		—
Net realized gains	(0.05)		—	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.19)		(0.12)	(0.06)		—
Net asset value, end of period/year	$11.56		$11.58	$9.93		$9.79
Total return	1.47	%(G)	18.05%	2.09%		(2.10	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,176		$60,367	$39,903		$10,385
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.20	%(I)	1.17%	1.26%		4.29	%(I)
Including waiver and/or reimbursement and recapture (J)	1.11	%(I)	1.12%	1.09	%(D)	1.07	%(I)
Net investment income (loss) to average net assets (C)	1.18	%(I)	1.33%	1.40	%(D)	1.86	%(I)
Portfolio turnover rate (K)	18	%(G)	6%	2%		4	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	ClearTrack® 2040
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.76		$10.05	$9.86		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.11		0.21	0.20	(D)	0.17
Net realized and unrealized gain (loss)	0.10		1.67	0.07		(0.31	)(E)
Total investment operations	0.21		1.88	0.27		(0.14)
Dividends and/or distributions to shareholders:
Net investment income	(0.21)		(0.17)	(0.08)		—
Net realized gains	(0.05)		—	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.26)		(0.17)	(0.08)		—
Net asset value, end of period/year	$11.71		$11.76	$10.05		$9.86
Total return	1.81	%(G)	18.95%	2.76%		(1.40	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$787		$738	$428		$247
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.56	%(I)	0.52%	0.61%		3.64	%(I)
Including waiver and/or reimbursement and recapture (J)	0.46	%(I)	0.47%	0.44	%(D)	0.42	%(I)
Net investment income (loss) to average net assets (C)	1.81	%(I)	1.88%	2.05	%(D)	2.58	%(I)
Portfolio turnover rate (K)	18	%(G)	6%	2%		4	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	ClearTrack® 2045
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.76		$9.94	$9.78		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.06		0.14	0.12	(D)	0.11
Net realized and unrealized gain (loss)	0.20		1.80	0.10		(0.33	)(E)
Total investment operations	0.26		1.94	0.22		(0.22)
Dividends and/or distributions to shareholders:
Net investment income	(0.13)		(0.12)	(0.06)		—
Net realized gains	(0.07)		—	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.20)		(0.12)	(0.06)		—
Net asset value, end of period/year	$11.82		$11.76	$9.94		$9.78
Total return	2.23	%(G)	19.67%	2.28%		(2.20	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,231		$38,516	$27,305		$6,731
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.28	%(I)	1.22%	1.32%		5.88	%(I)
Including waiver and/or reimbursement and recapture (J)	1.13	%(I)	1.13%	1.10	%(D)	1.08	%(I)
Net investment income (loss) to average net assets (C)	1.01	%(I)	1.25%	1.24	%(D)	1.67	%(I)
Portfolio turnover rate (K)	13	%(G)	6%	2%		3	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	ClearTrack® 2045
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.90		$10.03	$9.82		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10		0.21	0.18	(D)	0.15
Net realized and unrealized gain (loss)	0.19		1.82	0.11		(0.33	)(E)
Total investment operations	0.29		2.03	0.29		(0.18)
Dividends and/or distributions to shareholders:
Net investment income	(0.20)		(0.16)	(0.08)		—
Net realized gains	(0.07)		—	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.27)		(0.16)	(0.08)		—
Net asset value, end of period/year	$11.92		$11.90	$10.03		$9.82
Total return	2.49	%(G)	20.53%	2.95%		(1.80	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$641		$585	$426		$245
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.64	%(I)	0.57%	0.67%		5.23	%(I)
Including waiver and/or reimbursement and recapture (J)	0.48	%(I)	0.48%	0.45	%(D)	0.43	%(I)
Net investment income (loss) to average net assets (C)	1.65	%(I)	1.87%	1.88	%(D)	2.31	%(I)
Portfolio turnover rate (K)	13	%(G)	6%	2%		3	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	ClearTrack® 2050
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.79		$9.93	$9.77		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.06		0.13	0.11	(D)	0.11
Net realized and unrealized gain (loss)	0.21		1.84	0.11		(0.34	)(E)
Total investment operations	0.27		1.97	0.22		(0.23)
Dividends and/or distributions to shareholders:
Net investment income	(0.12)		(0.11)	(0.06)		—
Net realized gains	(0.04)		—	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.16)		(0.11)	(0.06)		—
Net asset value, end of period/year	$11.90		$11.79	$9.93		$9.77
Total return	2.23	%(G)	20.00%	2.31%		(2.30	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,057		$29,329	$19,435		$5,305
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.35	%(I)	1.28%	1.47%		7.19	%(I)
Including waiver and/or reimbursement and recapture (J)	1.13	%(I)	1.13%	1.10	%(D)	1.08	%(I)
Net investment income (loss) to average net assets (C)	0.94	%(I)	1.17%	1.16	%(D)	1.73	%(I)
Portfolio turnover rate (K)	11	%(G)	3%	0	%(L)	4	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(L)	Rounds to less than 1%.

For a share outstanding during the periods and years indicated:	ClearTrack® 2050
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$11.92		$10.02	$9.81		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.10		0.20	0.18	(D)	0.15
Net realized and unrealized gain (loss)	0.22		1.85	0.11		(0.34	)(E)
Total investment operations	0.32		2.05	0.29		(0.19)
Dividends and/or distributions to shareholders:
Net investment income	(0.19)		(0.15)	(0.08)		—
Net realized gains	(0.04)		—	(0.00	)(F)	—
Total dividends and/or distributions to shareholders	(0.23)		(0.15)	(0.08)		—
Net asset value, end of period/year	$12.01		$11.92	$10.02		$9.81
Total return	2.65	%(G)	20.72%	2.99%		(1.90	)%(G)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$670		$627	$476		$245
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	0.71	%(I)	0.63%	0.83%		6.54	%(I)
Including waiver and/or reimbursement and recapture (J)	0.48	%(I)	0.48%	0.45	%(D)	0.43	%(I)
Net investment income (loss) to average net assets (C)	1.59	%(I)	1.82%	1.87	%(D)	2.33	%(I)
Portfolio turnover rate (K)	11	%(G)	3%	0	%(L)	4	%(G)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.
(F)	Rounds to less than $0.01 or $(0.01).
(G)	Not annualized.
(H)	Does not include expenses of the underlying funds in which the Fund invests.
(I)	Annualized.
(J)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(K)	Does not include portfolio activity of the underlying funds in which the Fund invests.
(L)	Rounds to less than 1%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack® 2055
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.61		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05		0.02
Net realized and unrealized gain (loss)	0.22		0.59
Total investment operations	0.27		0.61
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		—
Net realized gains	(0.01)		—
Total dividends and/or distributions to shareholders	(0.08)		—
Net asset value, end of period	$10.80		$10.61
Total return	2.46	%(D)	6.10	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$272		$265
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	13.75	%(F)	40.02	%(F)
Including waiver and/or reimbursement and recapture (G)	1.12	%(F)	1.06	%(F)
Net investment income (loss) to average net assets (C)	0.97	%(F)	0.54	%(F)
Portfolio turnover rate (H)	27	%(D)	2	%(D)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack® 2055
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.64		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.04
Net realized and unrealized gain (loss)	0.21		0.60
Total investment operations	0.30		0.64
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		—
Net realized gains	(0.01)		—
Total dividends and/or distributions to shareholders	(0.11)		—
Net asset value, end of period	$10.83		$10.64
Total return	2.76	%(D)	6.40	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$273		$266
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	13.10	%(F)	39.37	%(F)
Including waiver and/or reimbursement and recapture (G)	0.47	%(F)	0.41	%(F)
Net investment income (loss) to average net assets (C)	1.62	%(F)	1.19	%(F)
Portfolio turnover rate (H)	27	%(D)	2	%(D)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods indicated:	ClearTrack® 2060
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.61		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05		0.02
Net realized and unrealized gain (loss)	0.22		0.59
Total investment operations	0.27		0.61
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		—
Net realized gains	(0.01)		—
Total dividends and/or distributions to shareholders	(0.08)		—
Net asset value, end of period	$10.80		$10.61
Total return	2.46	%(D)	6.10	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$272		$265
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	13.75	%(F)	39.93	%(F)
Including waiver and/or reimbursement and recapture (G)	1.12	%(F)	1.06	%(F)
Net investment income (loss) to average net assets (C)	0.97	%(F)	0.54	%(F)
Portfolio turnover rate (H)	27	%(D)	2	%(D)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods indicated:	ClearTrack® 2060
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017 (A)
Net asset value, beginning of period	$10.64		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.09		0.04
Net realized and unrealized gain (loss)	0.21		0.60
Total investment operations	0.30		0.64
Dividends and/or distributions to shareholders:
Net investment income	(0.10)		—
Net realized gains	(0.01)		—
Total dividends and/or distributions to shareholders	(0.11)		—
Net asset value, end of period	$10.83		$10.64
Total return	2.76	%(D)	6.40	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$273		$266
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	13.10	%(F)	39.28	%(F)
Including waiver and/or reimbursement and recapture (G)	0.47	%(F)	0.41	%(F)
Net investment income (loss) to average net assets (C)	1.62	%(F)	1.19	%(F)
Portfolio turnover rate (H)	27	%(D)	2	%(D)

(A)	Commenced operations on July 7, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	ClearTrack® Retirement Income
	Class R1
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.63		$10.11	$9.83		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.08		0.14	0.13	(D)	0.11
Net realized and unrealized gain (loss)	(0.19)		0.50	0.20		(0.28)
Total investment operations	(0.11)		0.64	0.33		(0.17)
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.12)	(0.05)		—
Net realized gains	(0.05)		—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.21)		(0.12)	(0.05)		—
Net asset value, end of period/year	$10.31		$10.63	$10.11		$9.83
Total return	(1.09	)%(F)	6.41%	3.36%		(1.70	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$83,576		$98,838	$72,075		$12,186
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.16	%(H)	1.12%	1.18%		3.66	%(H)
Including waiver and/or reimbursement and recapture (I)	1.09	%(H)	1.09%	1.07	%(D)	1.08	%(H)
Net investment income (loss) to average net assets(C)	1.60	%(H)	1.40%	1.30	%(D)	1.76	%(H)
Portfolio turnover rate (J)	22	%(F)	7%	—%		1	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the periods and years indicated:	ClearTrack® Retirement Income
	Class R6
	April 30, 2018 (unaudited)		October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$10.75		$10.20	$9.87		$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.12		0.21	0.21	(D)	0.14
Net realized and unrealized gain (loss)	(0.19)		0.50	0.18		(0.27)
Total investment operations	(0.07)		0.71	0.39		(0.13)
Dividends and/or distributions to shareholders:
Net investment income	(0.23)		(0.16)	(0.06)		—
Net realized gains	(0.05)		—	(0.00	)(E)	—
Total dividends and/or distributions to shareholders	(0.28)		(0.16)	(0.06)		—
Net asset value, end of period/year	$10.40		$10.75	$10.20		$9.87
Total return	(0.71	)%(F)	7.12%	4.01%		(1.30	)%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$420		$409	$257		$247
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.51	%(H)	0.47%	0.53%		3.01	%(H)
Including waiver and/or reimbursement and recapture (I)	0.44	%(H)	0.44%	0.42	%(D)	0.43	%(H)
Net investment income (loss) to average net assets (C)	2.20	%(H)	1.98%	2.08	%(D)	2.16	%(H)
Portfolio turnover rate (J)	22	%(F)	7%	—%		1	%(F)

(A)	Commenced operations on March 2, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Rounds to less than $0.01 or $(0.01).
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Due to the Fund waiving the underlying ETF fund fees, additional waiver and/or reimbursements may be applied under the total operating expense limit.
(J)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS

At April 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows. The Funds are generally offered in eligible retirement plans.

Fund	Class
ClearTrack® 2015	R1,R6
ClearTrack® 2020	R1,R6
ClearTrack® 2025	R1,R6
ClearTrack® 2030	R1,R6
ClearTrack® 2035	R1,R6
ClearTrack® 2040	R1,R6
ClearTrack® 2045	R1,R6
ClearTrack® 2050	R1,R6
ClearTrack® 2055	R1,R6
ClearTrack® 2060	R1,R6
ClearTrack® Retirement Income	R1,R6

As of April 30, 2018, the only investors of the Funds are affiliated and eligible retirement plans as defined in the Funds’ current prospectuses.

Each Fund, a “fund of fund”, invests the majority of its assets in underlying exchange-traded funds that are based on an index and managed by unaffiliated investment advisers (hereafter referred to as “Underlying ETFs”). The shareholder reports of the Underlying ETFs, including the Schedule of Investments, should be read in conjunction with this report. The Underlying ETFs’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

1. ORGANIZATION (continued)

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividends and net realized gains (losses) are from investments in shares of underlying funds. Dividend income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions, paid by the Funds, be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the period ended April 30, 2018 by the Funds.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

3. SECURITY VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of April 30, 2018, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2018.

Repurchase agreements at April 30, 2018, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust - Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. Net income from securities lending within the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at April 30, 2018, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018. Funds not listed in the subsequent table do not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$6,343,132	$—	$—	$—	$6,343,132
Total Borrowings	$6,343,132	$—	$—	$—	$6,343,132

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$9,693,640	$—	$—	$—	$9,693,640
Total Borrowings	$9,693,640	$—	$—	$—	$9,693,640

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$13,457,499	$—	$—	$—	$13,457,499
Total Borrowings	$13,457,499	$—	$—	$—	$13,457,499

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$3,975	$—	$—	$—	$3,975
Total Borrowings	$3,975	$—	$—	$—	$3,975

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$3,834,517	$—	$—	$—	$3,834,517
Total Borrowings	$3,834,517	$—	$—	$—	$3,834,517

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$765,294	$—	$—	$—	$765,294
Total Borrowings	$765,294	$—	$—	$—	$765,294

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$2,885,453	$—	$—	$—	$2,885,453
Total Borrowings	$2,885,453	$—	$—	$—	$2,885,453

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$2,857,607	$—	$—	$—	$2,857,607
Total Borrowings	$2,857,607	$—	$—	$—	$2,857,607

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

The Underlying ETFs have varied expense and fee levels and the Funds may own different proportions of Underlying ETFs at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying ETFs in which the Funds invest. The Funds have material ownership interests in the Underlying ETFs.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $2.5 billion	0.38%
Over $2.5 billion up to $4 billion	0.37
Over $4 billion	0.36

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through each Fund’s investment in underlying funds, but excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2019
Class R6	0.55	March 1, 2019

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2018 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of April 30, 2018, the balances available for recapture by TAM for each Fund are as follows. Funds not listed in the subsequent table do not have balances available for recapture during the period.

	Amounts Available
Fund	2015	2016	2017	2018	Total
ClearTrack® 2015
Class R1	$33,862	$64,158	$46,620	$34,381	$179,021
Class R6	3,212	562	331	305	4,410
ClearTrack® 2020
Class R1	28,904	64,658	38,837	30,388	162,787
Class R6	3,249	785	313	287	4,634
ClearTrack® 2025
Class R1	26,918	54,652	32,594	20,916	135,080
Class R6	2,969	620	380	356	4,325

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Amounts Available
Fund	2015	2016	2017	2018	Total
ClearTrack® 2030
Class R1	$28,356	$57,722	$39,018	$26,404	$151,500
Class R6	4,345	553	193	147	5,238
ClearTrack® 2035
Class R1	29,299	57,747	38,929	25,899	151,874
Class R6	4,934	596	276	171	5,977
ClearTrack® 2040
Class R1	31,475	58,244	44,202	28,124	162,045
Class R6	4,885	699	524	375	6,483
ClearTrack® 2045
Class R1	35,620	53,251	45,541	29,404	163,816
Class R6	7,408	911	663	490	9,472
ClearTrack® 2050
Class R1	36,088	56,636	50,941	33,615	177,280
Class R6	9,333	1,738	1,089	750	12,910
ClearTrack® 2055 (A)
Class R1	—	—	18,878	30,141	49,019
Class R6	—	—	18,857	30,262	49,119
ClearTrack® 2060 (A)
Class R1	—	—	18,802	30,142	48,944
Class R6	—	—	18,779	30,265	49,044
ClearTrack® Retirement Income
Class R1	29,324	64,691	47,651	32,105	173,771
Class R6	3,988	475	186	155	4,804

(A)	Commenced operations on July 1, 2017

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution and service fees within the Statements of Operations.

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class R1	0.50%

(A)	12b-1 fees are not applicable for Class R6.

Administration fees: Each Fund pays a management fee to TAM for investment management and administration services. The management fee is reflected in Investment management fees within the Statements of Operations.

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the period ended April 30, 2018, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
ClearTrack® 2015	$1,856	$308
ClearTrack® 2020	2,768	459
ClearTrack® 2025	3,311	557
ClearTrack® 2030	2,579	435
ClearTrack® 2035	2,610	444
ClearTrack® 2040	2,255	385
ClearTrack® 2045	1,459	250
ClearTrack® 2050	1,129	195
ClearTrack® 2055	21	4
ClearTrack® 2060	21	4
ClearTrack® Retirement Income	3,425	558

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the period ended April 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2018.

6. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2018, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
ClearTrack® 2015	$10,297,986	$17,028,353
ClearTrack® 2020	16,147,695	24,489,338
ClearTrack® 2025	20,940,144	28,677,215
ClearTrack® 2030	17,263,319	22,335,442
ClearTrack® 2035	14,415,091	18,949,095
ClearTrack® 2040	10,626,711	14,318,411
ClearTrack® 2045	4,890,409	6,781,457
ClearTrack® 2050	3,197,100	4,161,938
ClearTrack® 2055	178,001	148,380
ClearTrack® 2060	177,728	148,382
ClearTrack® Retirement Income	20,554,376	33,633,086

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2018

(unaudited)

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of April 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Portfolio	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
ClearTrack® 2015	$49,703,508	$3,585,255	$(576,117)	$3,009,138
ClearTrack® 2020	73,961,497	5,533,042	(778,090)	4,754,952
ClearTrack® 2025	90,497,917	7,636,757	(737,390)	6,899,367
ClearTrack® 2030	59,233,099	6,943,467	(452,501)	6,490,966
ClearTrack® 2035	62,613,766	8,668,974	(369,162)	8,299,812
ClearTrack® 2040	50,278,603	8,051,130	(243,033)	7,808,097
ClearTrack® 2045	32,851,335	5,926,322	(105,005)	5,821,317
ClearTrack® 2050	28,138,778	4,627,877	(91,804)	4,536,073
ClearTrack® 2055	553,216	32,067	(1,256)	30,811
ClearTrack® 2060	553,042	32,069	(1,255)	30,814
ClearTrack® Retirement Income	85,762,816	2,682,058	(1,430,088)	1,251,970

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2018

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2018

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc.

25334_SARMFP0418

© 2018 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	July 9, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	July 9, 2018

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer